EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (8.4%)
Invesco DB Gold Fund‡	104,140	$4,852,924
Invesco DB Precious Metals Fund	57,250	2,332,365
Invesco DB Silver Fund‡	103,180	2,087,332
iShares Gold Trust*	910,100	13,715,207

Total Commodity		22,987,828

Equity (3.8%)
iShares China Large-Cap ETF(x)	39,905	1,498,034
iShares International Developed Property ETF(x)	87,380	2,431,785
iShares MSCI EAFE Small-Cap ETF(x)	88,160	3,952,213
iShares U.S. Oil & Gas Exploration & Production ETF(x)	29,850	681,774
SPDR S&P Emerging Asia Pacific ETF(x)	5,490	466,211
SPDR S&P Emerging Markets SmallCap ETF(x)	36,395	1,205,038

Total Equity		10,235,055

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	57,480	5,557,166

Total Exchange Traded Funds (14.2%) (Cost $34,450,912)		38,780,049

INVESTMENT COMPANIES:
Alternatives (11.6%)
1290 VT Convertible Securities Portfolio‡	218,788	2,238,098
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,267,862	12,596,008
1290 VT Natural Resources Portfolio‡	1,515,075	7,096,912
1290 VT Real Estate Portfolio‡	1,148,857	9,564,427

Total Alternatives		31,495,445

Equity (54.3%)
1290 VT Equity Income Portfolio‡	1,796,693	5,617,463
1290 VT GAMCO Small Company Value Portfolio‡	421,764	17,520,282
1290 VT Low Volatility Global Equity Portfolio‡	730,753	7,423,324
EQ/AB Small Cap Growth Portfolio‡	1,424,154	19,929,399
EQ/BlackRock Basic Value Equity Portfolio‡	585,416	9,883,645
EQ/Emerging Markets Equity PLUS Portfolio‡	829,829	6,115,159
EQ/International Equity Index Portfolio‡	967,782	7,137,009
EQ/Invesco Comstock Portfolio‡	956,238	11,570,407
EQ/Janus Enterprise Portfolio‡	88,729	1,445,243
EQ/JPMorgan Value Opportunities Portfolio‡	908,570	11,569,859
EQ/Loomis Sayles Growth Portfolio‡	1,840,234	14,977,207
EQ/MFS International Growth Portfolio‡	3,028,200	20,224,457
EQ/T. Rowe Price Growth Stock Portfolio*‡	300,603	14,376,119

Total Equity		147,789,573

Fixed Income (19.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	525,372	5,091,991
1290 VT High Yield Bond Portfolio‡	956,317	8,248,170
EQ/Global Bond PLUS Portfolio‡	1,813,678	17,052,742
EQ/Intermediate Government Bond Portfolio‡	289,852	3,129,759
EQ/PIMCO Global Real Return Portfolio‡	1,114,957	11,054,276
EQ/PIMCO Ultra Short Bond Portfolio‡	469,116	4,505,060
Multimanager Core Bond Portfolio‡	469,119	4,690,816

Total Fixed Income		53,772,814

Total Investment Companies (85.6%) (Cost $242,347,492)		233,057,832

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.5%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,200,005, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,224,000.(xx)	1,200,000	1,200,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,406,341, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $1,434,468.(xx)	1,406,341	1,406,341
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		9,606,341

Total Short-Term Investments (3.5%) (Cost $9,606,341)		9,606,341

Total Investments in Securities (103.3%) (Cost $286,404,745)		281,444,222
Other Assets Less Liabilities (-3.3%)		(9,178,024)

Net Assets (100%)		$272,266,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $9,375,662. This was collateralized by $22,807 of various U.S. Government Treasury Securities, ranging from 0.500% - 2.875%, maturing 4/30/21-8/15/46 and by cash of $9,606,341 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund and Invesco DB Silver Fund.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund**	104,140	4,713,376	—	—	—	139,548	4,852,924	—	—
Invesco DB Silver Fund	103,180	2,643,988	—	—	—	(556,656)	2,087,332	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	218,788	—	2,300,000	—	—	(61,902)	2,238,098	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,267,862	15,856,560	26,759	(337,563)	(71)	(2,949,677)	12,596,008	—	—
1290 VT Natural Resources Portfolio	1,515,075	13,234,946	402,937	(1,459,340)	(112,523)	(4,969,108)	7,096,912	—	—
1290 VT Real Estate Portfolio	1,148,857	13,628,573	22,936	(289,340)	2,825	(3,800,567)	9,564,427	—	—
Equity
1290 VT Equity Income Portfolio	1,796,693	5,887,450	1,685,193	(128,595)	86	(1,826,671)	5,617,463	—	—
1290 VT GAMCO Small Company Value Portfolio	421,764	22,340,052	2,738,227	(982,233)	(853)	(6,574,911)	17,520,282	—	—
1290 VT Low Volatility Global Equity Portfolio	730,753	7,852,625	1,414,018	(176,819)	2,043	(1,668,543)	7,423,324	—	—
EQ/AB Small Cap Growth Portfolio	1,424,154	23,549,188	2,339,501	(498,307)	(229)	(5,460,754)	19,929,399	—	—
EQ/BlackRock Basic Value Equity Portfolio	585,416	14,548,752	24,210	(805,414)	439	(3,884,342)	9,883,645	—	—
EQ/Emerging Markets Equity PLUS Portfolio	829,829	7,934,326	515,291	(192,893)	141	(2,141,706)	6,115,159	—	—
EQ/International Equity Index Portfolio	967,782	10,432,467	19,114	(866,116)	(2,863)	(2,445,593)	7,137,009	—	—
EQ/Invesco Comstock Portfolio	956,238	14,125,794	2,244,211	(305,414)	1,543	(4,495,727)	11,570,407	—	—
EQ/Janus Enterprise Portfolio	88,729	1,517,235	402,550	(32,149)	520	(442,913)	1,445,243	—	—
EQ/JPMorgan Value Opportunities Portfolio	908,570	14,469,169	2,225,484	(821,489)	19,406	(4,322,711)	11,569,859	—	—
EQ/Loomis Sayles Growth Portfolio	1,840,234	18,243,668	29,307	(1,249,712)	137,662	(2,183,718)	14,977,207	—	—
EQ/MFS International Growth Portfolio	3,028,200	23,900,022	1,192,050	(530,456)	1,663	(4,338,822)	20,224,457	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	300,603	18,299,255	29,307	(1,494,712)	693,720	(3,151,451)	14,376,119	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	525,372	6,868,243	411,468	(1,924,670)	(7,275)	(255,775)	5,091,991	—	—
1290 VT High Yield Bond Portfolio	956,317	9,957,723	17,840	(725,042)	(37,231)	(965,120)	8,248,170	—	—
EQ/Global Bond PLUS Portfolio	1,813,678	21,262,074	436,954	(4,786,158)	(10,687)	150,559	17,052,742	—	—
EQ/Intermediate Government Bond Portfolio	289,852	5,189,162	710,193	(2,978,595)	77,716	131,283	3,129,759	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Global Real Return Portfolio	1,114,957	12,734,153	924,211	(2,505,414)	(20,201)	(78,473)	11,054,276	—	—
EQ/PIMCO Ultra Short Bond Portfolio	469,116	6,190,482	711,468	(2,244,670)	(44,413)	(107,807)	4,505,060	—	—
Multimanager Core Bond Portfolio	469,119	6,049,022	440,997	(1,819,670)	(16,732)	37,199	4,690,816	39,105	—

Total		301,428,305	21,264,226	(27,154,771)	684,686	(56,224,358)	239,998,088	39,105	—

**	Not affiliated at March 31, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$38,780,049	$—	$—	$38,780,049
Investment Companies
Investment Companies	—	233,057,832	—	233,057,832
Short-Term Investments
Repurchase Agreements	—	9,606,341	—	9,606,341

Total Assets	$38,780,049	$242,664,173	$—	$281,444,222

Total Liabilities	$—	$—	$—	$—

Total	$38,780,049	$242,664,173	$—	$281,444,222

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,358,175
Aggregate gross unrealized depreciation	(30,199,922)

Net unrealized depreciation	$(3,841,747)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,285,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Equity (10.1%)
EQ/2000 Managed Volatility Portfolio‡	3,069,002	$47,440,495
EQ/400 Managed Volatility Portfolio‡	667,554	11,238,963
EQ/500 Managed Volatility Portfolio‡	5,708,988	133,280,908
EQ/International Managed Volatility Portfolio‡	3,054,190	32,982,713

Total Equity		224,943,079

Fixed Income (89.8%)
EQ/Intermediate Government Bond Portfolio‡	184,906,185	1,996,575,605

Total Investments in Securities (99.9%) (Cost $2,180,476,513)		2,221,518,684
Other Assets Less Liabilities (0.1%)		2,920,457

Net Assets (100%)		$2,224,439,141

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	5,708,988	28,608,810	111,433,627	(5,064,049)	1,119,806	(2,817,286)	133,280,908	—	—
EQ/400 Managed Volatility Portfolio	667,554	3,077,515	8,946,137	(294,921)	28,874	(518,642)	11,238,963	—	—
EQ/2000 Managed Volatility Portfolio	3,069,002	11,486,565	39,544,542	(1,514,683)	146,860	(2,222,789)	47,440,495	—	—
EQ/International Managed Volatility Portfolio	3,054,190	8,183,403	27,118,408	(1,424,762)	219,836	(1,114,172)	32,982,713	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	184,906,185	418,382,208	1,612,704,408	(61,205,729)	215,107	26,479,611	1,996,575,605	—	—

Total		469,738,501	1,799,747,122	(69,504,144)	1,730,483	19,806,722	2,221,518,684	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,221,518,684	$—	$2,221,518,684

Total Assets	$—	$2,221,518,684	$—	$2,221,518,684

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,221,518,684	$—	$2,221,518,684

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,604,832
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$40,604,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,180,913,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.3%)
EQ/2000 Managed Volatility Portfolio‡	2,305,878	$35,644,151
EQ/400 Managed Volatility Portfolio‡	295,681	4,978,099
EQ/500 Managed Volatility Portfolio‡	3,814,314	89,048,224
EQ/International Managed Volatility Portfolio‡	2,268,324	24,496,010

Total Equity		154,166,484

Fixed Income (79.9%)
EQ/AB Short Duration Government Bond Portfolio‡	7,610,211	75,441,361
EQ/Core Bond Index Portfolio‡	24,606,889	254,209,704
EQ/Intermediate Government Bond Portfolio‡	25,602,964	276,455,072

Total Fixed Income		606,106,137

Total Investments in Securities (100.2%) (Cost $708,218,126)		760,272,621
Other Assets Less Liabilities (-0.2%)		(1,719,104)

Net Assets (100%)		$758,553,517

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	3,814,314	97,016,348	15,433,356	(9,528,996)	916,630	(14,789,114)	89,048,224	—	—
EQ/400 Managed Volatility Portfolio	295,681	3,055,755	2,986,940	(288,000)	(96)	(776,500)	4,978,099	—	—
EQ/2000 Managed Volatility Portfolio	2,305,878	36,078,045	10,727,015	(1,785,999)	2,452	(9,377,362)	35,644,151	—	—
EQ/International Managed Volatility Portfolio	2,268,324	25,375,467	6,160,075	(1,672,999)	6,967	(5,373,500)	24,496,010	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,610,211	76,686,703	5,739,850	(6,835,997)	582	(149,777)	75,441,361	—	—
EQ/Core Bond Index Portfolio	24,606,889	252,938,162	18,517,681	(23,517,989)	5,259	6,266,591	254,209,704	—	—
EQ/Intermediate Government Bond Portfolio	25,602,964	270,993,740	20,260,443	(25,669,988)	197,433	10,673,444	276,455,072	—	—

Total		762,144,220	79,825,360	(69,299,968)	1,129,227	(13,526,218)	760,272,621	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$760,272,621	$—	$760,272,621

Total Assets	$—	$760,272,621	$—	$760,272,621

Total Liabilities	$—	$—	$—	$—

Total	$—	$760,272,621	$—	$760,272,621

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,658,524
Aggregate gross unrealized depreciation	(800,487)

Net unrealized appreciation	$51,858,037

Federal income tax cost of investments in securities and derivative instruments, if applicable	$708,414,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
EQ/2000 Managed Volatility Portfolio‡	8,581,632	$132,654,476
EQ/400 Managed Volatility Portfolio‡	812,629	13,681,446
EQ/500 Managed Volatility Portfolio‡	13,376,132	312,276,534
EQ/International Managed Volatility Portfolio‡	8,168,356	88,211,444

Total Equity		546,823,900

Fixed Income (59.2%)
EQ/AB Short Duration Government Bond Portfolio‡	9,919,134	98,330,119
EQ/Core Bond Index Portfolio‡	32,105,669	331,678,354
EQ/Intermediate Government Bond Portfolio‡	33,662,902	363,484,481

Total Fixed Income		793,492,954

Total Investments in Securities (100.0%) (Cost $1,194,401,128)		1,340,316,854
Other Assets Less Liabilities (0.0%)		(270,430)

Net Assets (100%)		$1,340,046,424

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	13,376,132	381,447,299	28,764,004	(42,813,040)	7,064,047	(62,185,776)	312,276,534	—	—
EQ/400 Managed Volatility Portfolio	812,629	12,870,892	5,336,247	(1,299,507)	(42,910)	(3,183,276)	13,681,446	—	—
EQ/2000 Managed Volatility Portfolio	8,581,632	153,145,236	34,086,228	(15,395,561)	82,342	(39,263,769)	132,654,476	—	—
EQ/International Managed Volatility Portfolio	8,168,356	101,247,896	17,671,548	(9,221,917)	27,344	(21,513,427)	88,211,444	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,919,134	114,852,421	2,435,919	(18,771,178)	10,891	(197,934)	98,330,119	—	—
EQ/Core Bond Index Portfolio	32,105,669	382,241,276	8,192,128	(67,962,793)	309,121	8,898,622	331,678,354	—	—
EQ/Intermediate Government Bond Portfolio	33,662,902	412,687,422	8,818,687	(74,166,684)	1,678,219	14,466,837	363,484,481	—	—

Total		1,558,492,442	105,304,761	(229,630,680)	9,129,054	(102,978,723)	1,340,316,854	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,340,316,854	$—	$1,340,316,854

Total Assets	$—	$1,340,316,854	$—	$1,340,316,854

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,340,316,854	$—	$1,340,316,854

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,855,554
Aggregate gross unrealized depreciation	(9,054,406)

Net unrealized appreciation	$145,801,148

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,194,515,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
EQ/2000 Managed Volatility Portfolio‡	23,894,270	$369,356,548
EQ/400 Managed Volatility Portfolio‡	2,223,845	37,440,742
EQ/500 Managed Volatility Portfolio‡	37,863,967	883,964,692
EQ/International Managed Volatility Portfolio‡	22,589,095	243,943,415

Total Equity		1,534,705,397

Fixed Income (49.1%)
EQ/AB Short Duration Government Bond Portfolio‡	18,476,209	183,157,904
EQ/Core Bond Index Portfolio‡	59,806,546	617,851,535
EQ/Intermediate Government Bond Portfolio‡	62,657,655	676,563,343

Total Fixed Income		1,477,572,782

Total Investments in Securities (100.0%) (Cost $2,653,246,544)		3,012,278,179
Other Assets Less Liabilities (0.0%)		(840,201)

Net Assets (100%)		$3,011,437,978

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	37,863,967	1,105,059,476	61,624,680	(122,758,555)	19,701,859	(179,662,768)	883,964,692	—	—
EQ/400 Managed Volatility Portfolio	2,223,845	36,596,379	13,730,028	(3,854,859)	31,444	(9,062,250)	37,440,742	—	—
EQ/2000 Managed Volatility Portfolio	23,894,270	437,428,864	85,428,246	(41,422,757)	169,408	(112,247,213)	369,356,548	—	—
EQ/International Managed Volatility Portfolio	22,589,095	291,737,664	41,044,178	(26,871,096)	62,323	(62,029,654)	243,943,415	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	18,476,209	219,493,957	4,902,146	(40,875,266)	25,202	(388,135)	183,157,904	—	—
EQ/Core Bond Index Portfolio	59,806,546	733,593,806	16,314,457	(149,639,684)	894,709	16,688,247	617,851,535	—	—
EQ/Intermediate Government Bond Portfolio	62,657,655	790,910,199	17,578,496	(162,786,486)	4,016,610	26,844,524	676,563,343	—	—

Total		3,614,820,345	240,622,231	(548,208,703)	24,901,555	(319,857,249)	3,012,278,179	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,012,278,179	$—	$3,012,278,179

Total Assets	$—	$3,012,278,179	$—	$3,012,278,179

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,012,278,179	$—	$3,012,278,179

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,752,628
Aggregate gross unrealized depreciation	(40,787,775)

Net unrealized appreciation	$358,964,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,653,313,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Equity (61.1%)
EQ/2000 Managed Volatility Portfolio‡	54,318,639	$839,655,057
EQ/400 Managed Volatility Portfolio‡	5,464,178	91,995,109
EQ/500 Managed Volatility Portfolio‡	92,039,613	2,148,738,630
EQ/International Managed Volatility Portfolio‡	55,316,594	597,373,148

Total Equity		3,677,761,944

Fixed Income (38.9%)
EQ/AB Short Duration Government Bond Portfolio‡	29,527,924	292,715,493
EQ/Core Bond Index Portfolio‡	95,656,009	988,206,411
EQ/Intermediate Government Bond Portfolio‡	98,706,976	1,065,815,842

Total Fixed Income		2,346,737,746

Total Investments in Securities (100.0%) (Cost $5,129,563,723)		6,024,499,690
Other Assets Less Liabilities (0.0%)		(1,911,266)

Net Assets (100%)		$6,022,588,424

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	92,039,613	2,711,730,007	98,800,000	(270,946,586)	49,482,691	(440,327,482)	2,148,738,630	—	—
EQ/400 Managed Volatility Portfolio	5,464,178	86,195,431	33,480,001	(7,008,445)	12,118	(20,683,996)	91,995,109	—	—
EQ/2000 Managed Volatility Portfolio	54,318,639	1,030,604,691	153,519,999	(80,291,203)	207,697	(264,386,127)	839,655,057	—	—
EQ/International Managed Volatility Portfolio	55,316,594	705,714,677	97,660,000	(56,664,180)	136,873	(149,474,222)	597,373,148	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	29,527,924	352,033,403	9,350,000	(68,073,779)	48,184	(642,315)	292,715,493	—	—
EQ/Core Bond Index Portfolio	95,656,009	1,186,376,934	31,500,000	(258,151,470)	1,985,175	26,495,772	988,206,411	—	—
EQ/Intermediate Government Bond Portfolio	98,706,976	1,260,496,999	33,450,000	(277,299,915)	7,307,989	41,860,769	1,065,815,842	—	—

Total		7,333,152,142	457,760,000	(1,018,435,578)	59,180,727	(807,157,601)	6,024,499,690	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,024,499,690	$—	$6,024,499,690

Total Assets	$—	$6,024,499,690	$—	$6,024,499,690

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,024,499,690	$—	$6,024,499,690

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$977,623,662
Aggregate gross unrealized depreciation	(81,911,005)

Net unrealized appreciation	$895,712,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,128,787,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.1%)
EQ/2000 Managed Volatility Portfolio‡	47,533,575	$734,771,855
EQ/400 Managed Volatility Portfolio‡	5,063,840	85,255,011
EQ/500 Managed Volatility Portfolio‡	78,908,440	1,842,180,855
EQ/International Managed Volatility Portfolio‡	46,783,420	505,221,979

Total Equity		3,167,429,700

Fixed Income (28.9%)
EQ/AB Short Duration Government Bond Portfolio‡	16,282,264	161,408,935
EQ/Core Bond Index Portfolio‡	52,288,434	540,183,167
EQ/Intermediate Government Bond Portfolio‡	54,529,451	588,796,812

Total Fixed Income		1,290,388,914

Total Investments in Securities (100.0%) (Cost $3,982,971,811)		4,457,818,614
Other Assets Less Liabilities (0.0%)		(1,065,545)

Net Assets (100%)		$4,456,753,069

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	78,908,440	2,426,814,677	176,174	(230,385,834)	29,855,995	(384,280,157)	1,842,180,855	—	—
EQ/400 Managed Volatility Portfolio	5,063,840	80,557,891	30,246,218	(6,454,794)	35,664	(19,129,968)	85,255,011	—	—
EQ/2000 Managed Volatility Portfolio	47,533,575	878,854,387	149,375,289	(67,775,339)	(47,032)	(225,635,450)	734,771,855	—	—
EQ/International Managed Volatility Portfolio	46,783,420	619,647,754	65,735,598	(48,335,157)	(23,220)	(131,802,996)	505,221,979	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	16,282,264	198,329,298	6,065,544	(42,636,985)	6,940	(355,862)	161,408,935	—	—
EQ/Core Bond Index Portfolio	52,288,434	661,565,087	20,550,780	(157,714,152)	1,205,832	14,575,620	540,183,167	—	—
EQ/Intermediate Government Bond Portfolio	54,529,451	709,763,753	22,004,925	(170,757,348)	4,383,615	23,401,867	588,796,812	—	—

Total		5,575,532,847	294,154,528	(724,059,609)	35,417,794	(723,226,946)	4,457,818,614	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,457,818,614	$—	$4,457,818,614

Total Assets	$—	$4,457,818,614	$—	$4,457,818,614

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,457,818,614	$—	$4,457,818,614

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$639,864,082
Aggregate gross unrealized depreciation	(164,411,075)

Net unrealized appreciation	$475,453,007

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,982,365,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.0%)
EQ/2000 Managed Volatility Portfolio‡	37,445,259	$578,827,117
EQ/400 Managed Volatility Portfolio‡	4,553,828	76,668,425
EQ/500 Managed Volatility Portfolio‡	71,682,035	1,673,474,623
EQ/International Managed Volatility Portfolio‡	39,542,152	427,022,314

Total Equity		2,755,992,479

Fixed Income (19.0%)
EQ/AB Short Duration Government Bond Portfolio‡	7,978,714	79,094,392
EQ/Core Bond Index Portfolio‡	25,874,076	267,300,796
EQ/Intermediate Government Bond Portfolio‡	27,939,504	301,684,512

Total Fixed Income		648,079,700

Total Investments in Securities (100.0%) (Cost $3,284,663,628)		3,404,072,179
Other Assets Less Liabilities (0.0%)		(16,577)

Net Assets (100%)		$3,404,055,602

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	71,682,035	2,162,064,497	5,156,744	(171,929,580)	838,247	(322,655,285)	1,673,474,623	—	—
EQ/400 Managed Volatility Portfolio	4,553,828	69,387,260	29,633,750	(5,990,863)	(14,482)	(16,347,240)	76,668,425	—	—
EQ/2000 Managed Volatility Portfolio	37,445,259	766,182,474	63,843,759	(53,917,771)	(1,760,843)	(195,520,502)	578,827,117	—	—
EQ/International Managed Volatility Portfolio	39,542,152	538,187,673	42,562,662	(38,191,754)	(500,854)	(115,035,413)	427,022,314	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,978,714	98,187,859	3,717,189	(22,628,579)	2,430	(184,507)	79,094,392	—	—
EQ/Core Bond Index Portfolio	25,874,076	330,820,975	12,405,004	(83,763,454)	643,169	7,195,102	267,300,796	—	—
EQ/Intermediate Government Bond Portfolio	27,939,504	357,293,420	13,308,442	(83,061,170)	2,076,785	12,067,035	301,684,512	—	—

Total		4,322,124,158	170,627,550	(459,483,171)	1,284,452	(630,480,810)	3,404,072,179	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,404,072,179	$—	$3,404,072,179

Total Assets	$—	$3,404,072,179	$—	$3,404,072,179

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,404,072,179	$—	$3,404,072,179

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,769,800
Aggregate gross unrealized depreciation	(222,337,805)

Net unrealized appreciation	$114,431,995

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,289,640,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
EQ/500 Managed Volatility Portfolio‡	12,792,569	$298,652,800
EQ/Franklin Balanced Managed Volatility Portfolio‡	30,639,831	307,633,252
EQ/Templeton Global Equity Managed Volatility Portfolio‡	30,183,566	291,038,178

Total Investments in Securities (100.0%) (Cost $828,531,256)		897,324,230
Other Assets Less Liabilities (0.0%)		(35,797)

Net Assets (100%)		$897,288,433

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	12,792,569	371,125,845	—	(19,139,554)	360,588	(53,694,079)	298,652,800	—	—
EQ/Franklin Balanced Managed Volatility Portfolio	30,639,831	358,624,628	4,999,999	(18,639,554)	167,093	(37,518,914)	307,633,252	—	—
EQ/Templeton Global Equity Managed Volatility Portfolio	30,183,566	367,207,064	4,500,000	(14,143,796)	83,674	(66,608,764)	291,038,178	—	—

Total		1,096,957,537	9,499,999	(51,922,904)	611,355	(157,821,757)	897,324,230	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$897,324,230	$—	$897,324,230

Total Assets	$—	$897,324,230	$—	$897,324,230

Total Liabilities	$—	$—	$—	$—

Total	$—	$897,324,230	$—	$897,324,230

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,533,871
Aggregate gross unrealized depreciation	(36,503,925)

Net unrealized appreciation	$69,029,946

Federal income tax cost of investments in securities and derivative instruments, if applicable	$828,294,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (98.8%)
Energy Select Sector SPDR Fund(x)	30,800	$895,048
Invesco Cleantech ETF	1,880	70,763
Invesco DWA Energy Momentum ETF	7,780	81,068
Invesco Dynamic Energy Exploration & Production ETF	11,330	67,867
Invesco Dynamic Oil & Gas Services ETF	33,780	62,662
Invesco Global Clean Energy ETF(x)	5,600	64,792
Invesco S&P SmallCap Energy ETF(x)	33,940	74,329
Invesco WilderHill Clean Energy ETF	2,562	68,687
iShares Global Clean Energy ETF(x)	11,740	112,117
iShares Global Energy ETF(x)	16,350	276,151
iShares North American Natural Resources ETF(x)	11,670	194,072
iShares U.S. Energy ETF(x)	35,100	537,381
iShares U.S. Oil & Gas Exploration & Production ETF	3,910	89,304
iShares U.S. Oil Equipment & Services ETF(x)	13,330	79,180
SPDR S&P Oil & Gas Equipment & Services ETF	4,519	102,491
SPDR S&P Oil & Gas Exploration & Production ETF	3,170	104,293
Vanguard Energy ETF	14,350	548,457

Total Exchange Traded Funds (98.8%) (Cost $8,992,751)		3,428,662

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (19.4%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $82,143, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $83,786.(xx)	$82,143	82,143
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $590,178, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $601,982.(xx)	590,178	590,178

Total Repurchase Agreements		672,321

Total Short-Term Investments (19.4%) (Cost $672,321)		672,321

Total Investments in Securities (118.2%) (Cost $9,665,072)		4,100,983
Other Assets Less Liabilities (-18.2%)		(630,207)

Net Assets (100%)		$3,470,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $674,597. This was collateralized by $12,020 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $672,321 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,428,662	$—	$—	$3,428,662
Short-Term Investments
Repurchase Agreements	—	672,321	—	672,321

Total Assets	$3,428,662	$672,321	$—	$4,100,983

Total Liabilities	$—	$—	$—	$—

Total	$3,428,662	$672,321	$—	$4,100,983

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,629
Aggregate gross unrealized depreciation	(5,597,205)

Net unrealized depreciation	$(5,573,576)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,674,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.0%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	21,920	$657,819
Invesco S&P 500 Low Volatility ETF(x)	12,720	596,822
Invesco S&P Emerging Markets Low Volatility ETF	32,470	568,874
Invesco S&P International Developed Low Volatility ETF(x)	54,220	1,425,444
Invesco S&P MidCap Low Volatility ETF(x)	19,450	774,499
Invesco S&P SmallCap Low Volatility ETF	13,240	438,774
iShares Edge MSCI Min Vol EAFE ETF	26,190	1,625,089
iShares Edge MSCI Min Vol Emerging Markets ETF	17,160	805,147
iShares Edge MSCI Min Vol Global ETF	39,690	3,188,695
iShares Edge MSCI Min Vol USA ETF	10,980	593,030
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	7,000	634,200
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	4,440	293,440

Total Exchange Traded Funds (99.0%) (Cost $11,843,064)		11,601,833

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	2,113	2,113

	Principal Amount	Value (Note 1)
Repurchase Agreements (26.0%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $500,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	200,000	200,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,343,959, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,390,839.(xx)	2,343,959	2,343,959

Total Repurchase Agreements		3,043,959

Total Short-Term Investments (26.0%) (Cost $3,046,072)		3,046,072

Total Investments in Securities (125.0%) (Cost $14,889,136)		14,647,905
Other Assets Less Liabilities (-25.0%)		(2,926,586)

Net Assets (100%)		$11,721,319

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $2,973,272. This was collateralized by $31,409 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20-2/15/49 and by cash of $3,043,959 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,601,833	$—	$—	$11,601,833
Short-Term Investments
Investment Company	2,113	—	—	2,113
Repurchase Agreements	—	3,043,959	—	3,043,959

Total Assets	$11,603,946	$3,043,959	$—	$14,647,905

Total Liabilities	$—	$—	$—	$—

Total	$11,603,946	$3,043,959	$—	$14,647,905

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$647,281
Aggregate gross unrealized depreciation	(892,332)

Net unrealized depreciation	$(245,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,892,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (57.8%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,200	$642,252
iShares Short Treasury Bond ETF	17,100	1,898,442
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	21,000	1,924,230
Vanguard Intermediate-Term Corporate Bond ETF	129,180	11,250,286

Total Fixed Income		15,715,210

Equity (16.5%)
iShares Core MSCI EAFE ETF	39,940	1,992,607
iShares Core S&P 500 ETF	100	25,840
iShares Core S&P Mid-Cap ETF	7,100	1,021,406
iShares Core S&P Small-Cap ETF	3,360	188,529
iShares MSCI EAFE ETF	17,560	938,758
iShares Russell 2000 ETF	1,920	219,763
Vanguard Large-Cap ETF	770	91,191
Vanguard S&P 500 ETF	120	28,418

Total Equity		4,506,512

Total Exchange Traded Funds (74.3%) (Cost $22,109,690)		20,221,722

SHORT-TERM INVESTMENT:
Investment Company (24.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,605,531	6,606,192

Total Short-Term Investment (24.3%) (Cost $6,607,580)		6,606,192

Total Investments in Securities (98.6%) (Cost $28,717,270)		26,827,914
Other Assets Less Liabilities (1.4%)		391,792

Net Assets (100%)		$27,219,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$20,221,722	$—	$—	$20,221,722
Short-Term Investment
Investment Company	6,606,192	—	—	6,606,192

Total Assets	$26,827,914	$—	$—	$26,827,914

Total Liabilities	$—	$—	$—	$—

Total	$26,827,914	$—	$—	$26,827,914

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,893,464)

Net unrealized depreciation	$(1,893,464)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$28,721,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (46.5%)
IQ Merger Arbitrage ETF(x)*	16,260	$490,076
JPMorgan Diversified Alternatives ETF(x)*	22,430	425,273
JPMorgan Long/Short ETF*	12,530	229,792
ProShares Hedge Replication ETF(x)‡	11,390	484,405
ProShares RAFI Long/Short‡	8,210	264,239
WisdomTree Managed Futures Strategy Fund	14,760	535,050

Total Alternatives		2,428,835

Commodity (16.3%)
Invesco DB Base Metals Fund	6,150	75,953
Invesco DB Commodity Index Tracking Fund	18,620	209,475
Invesco DB Gold Fund	7,840	365,344
Invesco DB Precious Metals Fund	1,200	48,888
Invesco DB Silver Fund	970	19,623
iShares Commodities Select Strategy ETF(x)	5,980	134,610

Total Commodity		853,893

Equity (9.2%)
iShares Core US REIT ETF(x)	5,030	197,025
iShares MSCI Global Agriculture Producers ETF	3,520	77,545
Vanguard Global ex-U.S. Real Estate ETF	4,760	204,252

Total Equity		478,822

Fixed Income (18.7%)
iShares TIPS Bond ETF	2,340	275,933
SPDR Bloomberg Barclays Convertible Securities ETF	9,140	437,440
Vanguard Short-Term Inflation-Protected Securities ETF	5,410	263,575

Total Fixed Income		976,948

Specialty (8.7%)
Invesco DB G10 Currency Harvest Fund	20,620	457,261

Total Exchange Traded Funds (99.4%) (Cost $5,875,766)		5,195,759

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (10.4%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $65,775, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $67,091.(xx)	$65,775	65,775
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $477,000, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $486,540.(xx)	477,000	477,000

Total Repurchase Agreements		542,775

Total Short-Term Investments (10.4%) (Cost $542,775)		542,775

Total Investments in Securities (109.8%) (Cost $6,418,541)		5,738,534
Other Assets Less Liabilities (-9.8%)		(509,825)

Net Assets (100%)		$5,228,709

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $745,675. This was collateralized by $224,692 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20 - 2/15/49 and by cash of $542,775 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares Hedge Replication ETF(x)**	11,390	531,583	—	—	—	(47,178)	484,405	479	—
ProShares RAFI Long/Short	8,210	283,491	—	—	—	(19,252)	264,239	1,111	—

Total		815,074	—	—	—	(66,430)	748,644	1,590	—

**	Not affiliated at December 31, 2019.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,195,759	$—	$—	$5,195,759
Short-Term Investments
Repurchase Agreements	—	542,775	—	542,775

Total Assets	$5,195,759	$542,775	$—	$5,738,534

Total Liabilities	$—	$—	$—	$—

Total	$5,195,759	$542,775	$—	$5,738,534

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,463
Aggregate gross unrealized depreciation	(708,123)

Net unrealized depreciation	$(606,660)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,345,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	610	$56,730

Total Consumer Staples		56,730

Financials (3.7%)
Banks (2.9%)
Bank of America Corp.
7.250%	250	316,505
Wells Fargo & Co.
7.500%	350	445,907

		762,412

Insurance (0.4%)
Assurant, Inc.
6.500%	920	97,962

Thrifts & Mortgage Finance (0.4%)
New York Community Capital Trust V
6.000%	2,250	92,947

Total Financials		953,321

Health Care (4.0%)
Health Care Equipment & Supplies (3.0%)
Becton Dickinson and Co.
6.125%	6,316	330,201
Danaher Corp.
4.750%(x)	428	442,188

		772,389

Health Care Technology (0.3%)
Change Healthcare, Inc.
6.000%	1,627	66,235

Life Sciences Tools & Services (0.5%)
Avantor, Inc.
6.250%	2,993	129,777

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc.
5.000%(x)*	1,445	59,447

Total Health Care		1,027,848

Industrials (0.6%)
Machinery (0.6%)
Fortive Corp.
5.000%	213	153,302

Total Industrials		153,302

Information Technology (2.2%)
Semiconductors & Semiconductor Equipment (2.2%)
Broadcom, Inc.
8.000%	610	569,960

Total Information Technology		569,960

Materials (0.2%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc.
6.000%	1,470	56,110

Total Materials		56,110

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Crown Castle International Corp. (REIT)
6.875%	219	273,750

Total Real Estate		273,750

Utilities (2.7%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.
6.125%	4,131	199,321
NextEra Energy, Inc.
5.279%*	7,500	330,675

		529,996

Multi-Utilities (0.6%)
Sempra Energy
6.000%	1,800	166,536

Total Utilities		696,532

Total Convertible Preferred Stocks (14.6%) (Cost $4,022,722)		3,787,553

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (29.6%)
iShares Convertible Bond ETF(x)	19,290	1,048,605
SPDR Bloomberg Barclays Convertible Securities ETF(x)	138,290	6,618,559

Total Exchange Traded Funds (29.6%) (Cost $7,663,475)		7,667,164

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (52.5%)
Communication Services (3.7%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc.
0.250%, 3/1/26§	$19,000	18,222
Vonage Holdings Corp.
1.750%, 6/1/24§	73,000	58,896

		77,118

Entertainment (2.0%)
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	167,000	157,597
Live Nation Entertainment, Inc.
2.500%, 3/15/23	180,000	171,095
Pandora Media LLC
1.750%, 12/1/23	120,000	123,837
Zynga, Inc.
0.250%, 6/1/24§	69,000	70,762

		523,291

Interactive Media & Services (0.5%)
Momo, Inc.
1.250%, 7/1/25	38,000	30,329
Snap, Inc.
0.750%, 8/1/26§	71,000	62,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Twitter, Inc.
0.250%, 6/15/24	$33,000	$29,593

		122,297

Media (0.9%)
DISH Network Corp.
3.375%, 8/15/26	282,000	228,942

Total Communication Services		951,648

Consumer Discretionary (4.2%)
Diversified Consumer Services (0.8%)
Chegg, Inc.
0.125%, 3/15/25§	210,000	198,555

Hotels, Restaurants & Leisure (0.5%)
Caesars Entertainment Corp.
5.000%, 10/1/24	74,000	78,905
Luckin Coffee, Inc.
0.750%, 1/15/25§	47,000	35,850

		114,755

Internet & Direct Marketing Retail (2.3%)
Booking Holdings, Inc.
0.350%, 6/15/20	184,000	203,652
Etsy, Inc.
(Zero Coupon), 3/1/23	124,000	156,155
IAC Financeco 3, Inc.
2.000%, 1/15/30§	207,000	189,140
Wayfair, Inc.
0.375%, 9/1/22	69,000	52,785

		601,732

Specialty Retail (0.6%)
Guess?, Inc.
2.000%, 4/15/24§	68,000	40,140
RH
(Zero Coupon), 6/15/23	155,000	124,800

		164,940

Total Consumer Discretionary		1,079,982

Consumer Staples (0.1%)
Personal Products (0.1%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	45,000	36,128

Total Consumer Staples		36,128

Energy (0.4%)
Energy Equipment & Services (0.2%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	88,000	66,801

Oil, Gas & Consumable Fuels (0.2%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	41,173

Total Energy		107,974

Financials (1.2%)
Capital Markets (0.4%)
New Mountain Finance Corp.
5.750%, 8/15/23	138,000	112,657

Consumer Finance (0.7%)
Encore Capital Group, Inc.
3.250%, 10/1/25§	50,000	37,598
LendingTree, Inc.
0.625%, 6/1/22	98,000	107,295
PRA Group, Inc.
3.500%, 6/1/23	53,000	45,847

		190,740

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	15,780

Total Financials		319,177

Health Care (13.2%)
Biotechnology (6.1%)
Apellis Pharmaceuticals, Inc.
3.500%, 9/15/26§	96,000	97,776
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	189,000	200,350
Bridgebio Pharma, Inc.
2.500%, 3/15/27§	104,000	99,201
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	73,840
Exact Sciences Corp.
1.000%, 1/15/25	231,000	250,470
0.375%, 3/1/28	24,000	18,829
Incyte Corp.
1.250%, 11/15/20	58,000	85,594
Insmed, Inc.
1.750%, 1/15/25	104,000	86,846
Invitae Corp.
2.000%, 9/1/24§	58,000	51,047
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	103,000	104,245
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	199,000	164,300
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	118,000	151,220
Retrophin, Inc.
2.500%, 9/15/25	36,000	28,238
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	103,000	156,343

		1,568,299

Health Care Equipment & Supplies (3.5%)
CONMED Corp.
2.625%, 2/1/24	217,000	200,869
DexCom, Inc.
0.750%, 12/1/23	142,000	248,237
Insulet Corp.
1.375%, 11/15/24	34,000	62,454
0.375%, 9/1/26§	141,000	142,461
Nevro Corp.
1.750%, 6/1/21	70,000	82,940
NuVasive, Inc.
2.250%, 3/15/21	156,000	162,369
0.375%, 3/15/25§	18,000	15,271

		914,601

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.750%, 10/15/42	33,000	104,217

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc.
0.875%, 1/1/27§	48,000	37,942
Evolent Health, Inc.
2.000%, 12/1/21	79,000	65,175
Tabula Rasa HealthCare, Inc.
1.750%, 2/15/26§	49,000	47,928
Teladoc Health, Inc.
3.000%, 12/15/22	70,000	247,827

		398,872

Life Sciences Tools & Services (1.1%)
Illumina, Inc.
0.500%, 6/15/21	120,000	146,573
(Zero Coupon), 8/15/23	46,000	44,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repligen Corp.
0.375%, 7/15/24	$82,000	$86,380

		276,978

Pharmaceuticals (0.6%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	63,000	72,450
Jazz Investments I Ltd.
1.875%, 8/15/21	47,000	44,532
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	56,000	42,773

		159,755

Total Health Care		3,422,722

Industrials (2.0%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	33,000	54,474

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	85,000	69,912

Construction & Engineering (0.4%)
Tutor Perini Corp.
2.875%, 6/15/21(x)	125,000	115,078

Machinery (1.1%)
Chart Industries, Inc.
1.000%, 11/15/24§	80,000	62,522
Fortive Corp.
0.875%, 2/15/22	231,000	214,108

		276,630

Total Industrials		516,094

Information Technology (26.9%)
Communications Equipment (2.0%)
Infinera Corp.
2.125%, 9/1/24	76,000	63,693
InterDigital, Inc.
2.000%, 6/1/24§	139,000	127,449
Lumentum Holdings, Inc.
0.250%, 3/15/24	243,000	328,181

		519,323

Electronic Equipment, Instruments & Components (1.1%)
II-VI, Inc.
0.250%, 9/1/22	71,000	65,018
Insight Enterprises, Inc.
0.750%, 2/15/25§	93,000	83,521
TTM Technologies, Inc.
1.750%, 12/15/20	115,000	128,930

		277,469

IT Services (4.3%)
Akamai Technologies, Inc.
0.125%, 5/1/25	148,000	165,172
GDS Holdings Ltd.
2.000%, 6/1/25	31,000	40,139
KBR, Inc.
2.500%, 11/1/23	40,000	41,450
MongoDB, Inc.
0.250%, 1/15/26§	47,000	45,561
Okta, Inc.
0.250%, 2/15/23	41,000	104,730
0.125%, 9/1/25§	47,000	44,914
Square, Inc.
0.500%, 5/15/23	466,000	481,032
Twilio, Inc.
0.250%, 6/1/23	134,000	186,966

		1,109,964

Semiconductors & Semiconductor Equipment (8.1%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	37,000	212,031
Inphi Corp.
0.750%, 9/1/21	99,000	144,419
Microchip Technology, Inc.
1.625%, 2/15/25	110,000	159,431
1.625%, 2/15/27	587,000	602,464
Micron Technology, Inc.
Series F
2.125%, 2/15/33	35,000	134,487
Novellus Systems, Inc.
2.625%, 5/15/41	24,000	180,842
ON Semiconductor Corp.
1.000%, 12/1/20	296,000	294,042
Rambus, Inc.
1.375%, 2/1/23	53,000	51,147
Silicon Laboratories, Inc.
1.375%, 3/1/22	80,000	88,508
Synaptics, Inc.
0.500%, 6/15/22	93,000	96,685
Teradyne, Inc.
1.250%, 12/15/23	74,000	132,460

		2,096,516

Software (10.5%)
Blackline, Inc.
0.125%, 8/1/24§	65,000	63,598
Coupa Software, Inc.
0.125%, 6/15/25§	124,000	137,005
CyberArk Software Ltd.
(Zero Coupon), 11/15/24§	42,000	36,388
DocuSign, Inc.
0.500%, 9/15/23	78,000	109,564
FireEye, Inc.
0.875%, 6/1/24	174,000	146,160
Guidewire Software, Inc.
1.250%, 3/15/25	104,000	100,202
HubSpot, Inc.
0.250%, 6/1/22	82,000	121,779
New Relic, Inc.
0.500%, 5/1/23	307,000	258,377
Nutanix, Inc.
(Zero Coupon), 1/15/23	135,000	109,941
Palo Alto Networks, Inc.
0.750%, 7/1/23	546,000	526,995
Pluralsight, Inc.
0.375%, 3/1/24§	80,000	58,920
Proofpoint, Inc.
0.250%, 8/15/24§	123,000	115,466
Q2 Holdings, Inc.
0.750%, 6/1/26§	72,000	64,141
RealPage, Inc.
1.500%, 11/15/22	63,000	86,074
ServiceNow, Inc.
(Zero Coupon), 6/1/22	66,000	140,490
Splunk, Inc.
0.500%, 9/15/23	274,000	294,023
1.125%, 9/15/25	39,000	43,095
Verint Systems, Inc.
1.500%, 6/1/21	129,000	124,377
Workday, Inc.
0.250%, 10/1/22	124,000	137,330
Zendesk, Inc.
0.250%, 3/15/23	54,000	63,795

		2,737,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Technology Hardware, Storage & Peripherals (0.9%)
Pure Storage, Inc.
0.125%, 4/15/23	$205,000	$176,524
Western Digital Corp.
1.500%, 2/1/24(e)	62,000	53,929

		230,453

Total Information Technology		6,971,445

Materials (0.2%)
Metals & Mining (0.2%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	26,000	23,027
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	25,254

Total Materials		48,281

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	75,000	61,290
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	34,088

		95,378

Real Estate Management & Development (0.2%)
Redfin Corp.
1.750%, 7/15/23	62,000	56,105

Total Real Estate		151,483

Total Convertible Bonds		13,604,934

Total Long-Term Debt Securities (52.5%) (Cost $14,030,111)		13,604,934

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, IM Shares	801,664	801,744

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $91,745, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $93,580.(xx)	$91,745	91,745
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $205,019, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $209,119.(xx)	205,019	205,019

Total Repurchase Agreements		296,764

Total Short-Term Investments (4.3%) (Cost $1,098,480)		1,098,508

Total Investments in Securities (101.0%) (Cost $26,814,788)		26,158,159

Other Assets Less Liabilities (-1.0%)		(248,094)

Net Assets (100%)		$25,910,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $2,042,649 or 7.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $291,316. This was collateralized by cash of $296,764 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$951,648	$—	$951,648
Consumer Discretionary	—	1,079,982	—	1,079,982
Consumer Staples	—	36,128	—	36,128
Energy	—	107,974	—	107,974
Financials	—	319,177	—	319,177
Health Care	—	3,422,722	—	3,422,722
Industrials	—	516,094	—	516,094
Information Technology	—	6,971,445	—	6,971,445
Materials	—	48,281	—	48,281
Real Estate	—	151,483	—	151,483
Convertible Preferred Stocks
Consumer Staples	56,730	—	—	56,730
Financials	953,321	—	—	953,321
Health Care	1,027,848	—	—	1,027,848
Industrials	153,302	—	—	153,302
Information Technology	569,960	—	—	569,960
Materials	56,110	—	—	56,110
Real Estate	273,750	—	—	273,750
Utilities	696,532	—	—	696,532
Exchange Traded Funds	7,667,164	—	—	7,667,164
Short-Term Investments
Investment Company	801,744	—	—	801,744
Repurchase Agreements	—	296,764	—	296,764

Total Assets	$12,256,461	$13,901,698	$—	$26,158,159

Total Liabilities	$—	$—	$—	$—

Total	$12,256,461	$13,901,698	$—	$26,158,159

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,095,487
Aggregate gross unrealized depreciation	(1,831,954)

Net unrealized depreciation	$(736,467)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,894,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.3%)
Ajax Mortgage Loan Trust,
Series 2018-C A
4.360%, 9/25/65(l)§	$333,107	$323,911
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	136,904	130,254
C-BASS TRUST,
Series 2007-CB1 AF6
3.460%, 1/25/37(e)	1,285,034	476,803
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	571,265	553,388
GCAT LLC,
Series 2019-2 A1
3.475%, 6/25/24(e)§	235,243	232,146
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
1.087%, 10/25/36(l)	1,104,021	452,914
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/25/58(e)§	304,422	287,961
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	422,929	400,005
RASC Trust,
Series 2007-EMX1 A13
1.147%, 1/25/37(l)	720,492	628,060

Total Asset-Backed Securities		3,485,442

Collateralized Mortgage Obligations (7.1%)
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	557,038	501,839
FHLMC,
Series 358 300
3.000%, 10/15/47 STRIPS	357,419	384,798
Series 4484 CD
1.750%, 7/15/30	211,827	215,704
Series 4624 GA
2.500%, 4/15/40	312,331	323,981
Series 4749 LV
3.500%, 4/15/38	450,000	489,251
FHLMC Stacr Remic Trust,
Series 2020-DNA2 M2
2.797%, 2/25/50(l)§	300,000	190,560
FNMA,
Series 2016-9 A
3.000%, 9/25/43	301,950	316,349
Series 2017-51 EA
3.000%, 11/25/42	335,879	358,816
Series 2018-21
(Zero Coupon), 4/25/48 PO	391,100	356,795
Series 2018-36 A
3.000%, 6/25/48	203,970	214,370

Total Collateralized Mortgage Obligations		3,352,463

Corporate Bonds (11.3%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
5.000%, 2/1/28§	30,000	30,075
CenturyLink, Inc.
5.125%, 12/15/26§	25,000	25,000
4.000%, 2/15/27§	25,000	24,250
Front Range BidCo, Inc.
4.000%, 3/1/27§	25,000	24,063
6.125%, 3/1/28§	15,000	14,250
Frontier Communications Corp.
8.000%, 4/1/27§	40,000	39,301
Intelsat Jackson Holdings SA
8.500%, 10/15/24§	25,000	15,742
Telesat Canada
6.500%, 10/15/27§	10,000	9,663

		182,344

Entertainment (0.0%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	35,000	30,756

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	20,000	14,500
Charter Communications Operating LLC
4.908%, 7/23/25	85,000	89,958
CSC Holdings LLC
5.250%, 6/1/24	30,000	30,300
Diamond Sports Group LLC
5.375%, 8/15/26§	20,000	16,250
Gray Television, Inc.
7.000%, 5/15/27§	40,000	39,700
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	4,347
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	45,996
5.400%, 10/1/48	35,000	37,132
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	19,525
Scripps Escrow, Inc.
5.875%, 7/15/27§	20,000	17,800

		315,508

Wireless Telecommunication Services (0.1%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	20,000	15,800
Sprint Corp.
7.125%, 6/15/24	25,000	27,441

		43,241

Total Communication Services		571,849

Consumer Discretionary (1.1%)
Auto Components (0.1%)
Icahn Enterprises LP
5.250%, 5/15/27	20,000	18,475
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	15,000	13,800

		32,275

Automobiles (0.0%)
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.542%, 8/7/20(k)	15,000	14,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Distributors (0.1%)
Performance Food Group, Inc.
5.500%, 10/15/27§	$30,000	$27,750

Hotels, Restaurants & Leisure (0.4%)
Boyd Gaming Corp.
4.750%, 12/1/27§	30,000	24,750
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	25,277
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	26,100
Golden Nugget, Inc.
6.750%, 10/15/24§	40,000	25,200
IRB Holding Corp.
6.750%, 2/15/26§	30,000	24,000
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	20,000	11,801
Scientific Games International, Inc.
7.250%, 11/15/29§	15,000	9,000
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	25,000	18,750
Viking Cruises Ltd.
5.875%, 9/15/27§	55,000	30,250
Yum! Brands, Inc.
7.750%, 4/1/25§	10,000	10,450

		205,578

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	30,000	25,947

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	50,000	41,929

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	10,000	8,637
4.750%, 3/1/30§	10,000	8,550
Carvana Co.
8.875%, 10/1/23§	10,000	9,513
Home Depot, Inc. (The)
3.900%, 6/15/47	55,000	61,507
PetSmart, Inc.
7.125%, 3/15/23§	30,000	27,937
5.875%, 6/1/25§	12,000	11,940
Staples, Inc.
7.500%, 4/15/26§	30,000	26,438

		154,522

Total Consumer Discretionary		502,827

Consumer Staples (0.7%)
Beverages (0.0%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	15,000	16,364

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	25,000	24,875
Sysco Corp.
5.950%, 4/1/30	10,000	10,498

		35,373

Food Products (0.6%)
B&G Foods, Inc.
5.250%, 4/1/25	20,000	19,900
5.250%, 9/15/27	10,000	9,700
JBS USA Lux SA
5.875%, 7/15/24§	10,000	10,125
5.750%, 6/15/25§	5,000	5,050
6.750%, 2/15/28§	33,000	35,161
Kraft Heinz Foods Co.
3.950%, 7/15/25	15,000	14,860
5.000%, 7/15/35	10,000	9,977
5.200%, 7/15/45	30,000	28,950
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	28,725
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	107,954

		270,402

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	25,000	20,500

Total Consumer Staples		342,639

Energy (1.3%)
Energy Equipment & Services (0.3%)
Halliburton Co.
2.920%, 3/1/30	50,000	38,927
Tervita Corp.
7.625%, 12/1/21§	45,000	31,500
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	24,300
Transocean, Inc.
8.000%, 2/1/27§	20,000	9,500
USA Compression Partners LP
6.875%, 9/1/27	40,000	25,200

		129,427

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Partners LP
5.750%, 3/1/27§	13,000	8,320
Cheniere Energy Partners LP
5.250%, 10/1/25	25,000	23,062
5.625%, 10/1/26	25,000	23,063
Energy Transfer Operating LP
4.750%, 1/15/26	50,000	43,494
Gulfport Energy Corp.
6.375%, 5/15/25	25,000	6,000
Hess Midstream Operations LP
5.125%, 6/15/28§	30,000	21,046
Hilcorp Energy I LP
6.250%, 11/1/28§	25,000	10,750
Indigo Natural Resources LLC
6.875%, 2/15/26§	10,000	6,200
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	53,485
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	54,863
MEG Energy Corp.
7.000%, 3/31/24§	6,000	2,752
7.125%, 2/1/27§	40,000	19,765
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	8,888
Occidental Petroleum Corp.
2.900%, 8/15/24	55,000	30,181
Parkland Fuel Corp.
5.875%, 7/15/27§	30,000	28,084
Parsley Energy LLC
5.625%, 10/15/27§	30,000	21,150
Peabody Energy Corp.
6.000%, 3/31/22§	15,000	10,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
QEP Resources, Inc.
5.625%, 3/1/26(x)	$15,000	$5,475
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	47,411
Sunoco LP
6.000%, 4/15/27	15,000	12,900
Targa Resources Partners LP
5.500%, 3/1/30§	40,000	30,996
WPX Energy, Inc.
4.500%, 1/15/30(x)	25,000	13,575

		481,960

Total Energy		611,387

Financials (2.5%)
Banks (0.7%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	38,795
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.792%, 5/17/24(k)	95,000	88,959
Commonwealth Bank of Australia
3.900%, 7/12/47§	40,000	42,781
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 2.099%, 6/7/21(k)	30,000	29,881
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23(k)	95,000	88,966
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	25,000	24,779

		314,161

Consumer Finance (1.0%)
American Express Co.
3.400%, 2/22/24	90,000	93,078
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.490%, 1/30/23(k)	105,000	97,949
Discover Financial Services
4.100%, 2/9/27	70,000	66,927
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.890%, 1/5/23(k)	150,000	121,429
3.950%, 4/13/24	10,000	9,069
John Deere Capital Corp.
2.600%, 3/7/24	15,000	15,163
Navient Corp.
5.000%, 3/15/27	15,000	12,896
Springleaf Finance Corp.
6.625%, 1/15/28	30,000	28,350
5.375%, 11/15/29	15,000	13,725
Synchrony Financial
3.950%, 12/1/27	45,000	39,427

		498,013

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24(x)§	45,000	39,600

Insurance (0.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	18,850
Athene Global Funding
3.000%, 7/1/22§	95,000	93,622
GTCR AP Finance, Inc.
8.000%, 5/15/27§	25,000	23,000
Liberty Mutual Group, Inc.
3.951%, 10/15/50§	50,000	46,343
NFP Corp.
6.875%, 7/15/25§	40,000	39,225
Prudential Financial, Inc.
3.905%, 12/7/47	40,000	38,065
Willis North America, Inc.
4.500%, 9/15/28	40,000	43,739

		302,844

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	33,250

Total Financials		1,187,868

Health Care (0.8%)
Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	20,000	17,200

Health Care Providers & Services (0.7%)
Centene Corp.
4.250%, 12/15/27§	10,000	9,800
3.375%, 2/15/30§	20,000	18,600
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.721%, 7/15/23(k)	70,000	63,035
4.900%, 12/15/48	85,000	102,097
HCA, Inc.
5.375%, 9/1/26	40,000	41,200
LifePoint Health, Inc.
4.375%, 2/15/27§	25,000	23,800
Radiology Partners, Inc.
9.250%, 2/1/28§	20,000	17,850
Select Medical Corp.
6.250%, 8/15/26§	20,000	19,962
West Street Merger Sub, Inc.
6.375%, 9/1/25§	30,000	26,114

		322,458

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
7.000%, 1/15/28§	30,000	31,110
5.250%, 1/30/30§	20,000	18,911

		50,021

Total Health Care		389,679

Industrials (1.7%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
6.000%, 10/15/22§	25,000	18,750
TransDigm, Inc.
6.250%, 3/15/26§	55,000	54,794
6.375%, 6/15/26	15,000	14,344
5.500%, 11/15/27§	25,000	22,437
Triumph Group, Inc.
7.750%, 8/15/25	15,000	10,350

		120,675

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	90,000	83,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.2%)
Builders FirstSource, Inc.
5.000%, 3/1/30§	$20,000	$18,075
Griffon Corp.
5.750%, 3/1/28§	20,000	18,750
Owens Corning
4.400%, 1/30/48	55,000	44,155

		80,980

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	25,000	24,531
9.750%, 7/15/27§	25,000	23,529
Garda World Security Corp.
8.750%, 5/15/25§	35,000	32,025
GFL Environmental, Inc.
5.125%, 12/15/26§	30,000	29,250
8.500%, 5/1/27§	12,000	12,056

		121,391

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	40,000	35,250

Industrial Conglomerates (0.0%)
General Electric Co.
5.875%, 1/14/38	20,000	23,622

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	30,000	31,347

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	50,000	49,982
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,197
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	58,680
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	19,744

		132,603

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.250%, 3/1/25	95,000	76,444
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	40,000	36,100
United Rentals North America, Inc.
6.500%, 12/15/26	20,000	20,000
5.250%, 1/15/30	30,000	29,991

		162,535

Total Industrials		791,410

Information Technology (0.4%)
Communications Equipment (0.1%)
CommScope, Inc.
5.500%, 3/1/24§	10,000	10,075
6.000%, 3/1/26§	25,000	24,900

		34,975

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	20,000	12,900
Tempo Acquisition LLC
6.750%, 6/1/25§	40,000	37,000

		49,900

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	55,000	52,789

Software (0.1%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	41,212
Oracle Corp.
3.600%, 4/1/50	30,000	30,001

		71,213

Total Information Technology		208,877

Materials (0.5%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	20,000	17,800
Nutrien Ltd.
4.200%, 4/1/29	40,000	42,284

		60,084

Containers & Packaging (0.3%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	30,000	28,050
Packaging Corp. of America
3.000%, 12/15/29	30,000	29,508
Silgan Holdings, Inc.
4.125%, 2/1/28§	15,000	13,988
WRKCo., Inc.
3.750%, 3/15/25	50,000	49,807

		121,353

Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28§	30,000	30,860
Novelis Corp.
4.750%, 1/30/30§	10,000	8,950
SunCoke Energy Partners LP
7.500%, 6/15/25§	25,000	17,500

		57,310

Total Materials		238,747

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	85,000	87,002
4.850%, 4/15/49	15,000	15,301
American Tower Corp. (REIT)
3.950%, 3/15/29	40,000	41,534
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	44,550
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	20,000	17,887
Public Storage (REIT)
3.385%, 5/1/29	40,000	39,736
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	4,712
4.125%, 8/15/30§	5,000	4,713
Welltower, Inc. (REIT)
3.950%, 9/1/23	90,000	92,709

		348,144

Total Real Estate		348,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.4%)
Electric Utilities (0.2%)
Georgia Power Co.
Series A
2.200%, 9/15/24(x)	$50,000	$47,160
Monongahela Power Co.
5.400%, 12/15/43§	50,000	58,765

		105,925

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	35,000	36,960

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	22,875

Total Utilities		165,760

Total Corporate Bonds		5,359,187

Mortgage-Backed Security (0.8%)
FNMA UMBS
3.000%, 4/1/37	360,213	382,182

Total Mortgage-Backed Security		382,182

U.S. Treasury Obligations (5.4%)
U.S. Treasury Bonds
3.125%, 2/15/43	170,000	232,225
3.625%, 8/15/43	140,000	206,280
3.750%, 11/15/43	130,000	195,308
2.750%, 11/15/47	180,000	237,840
2.000%, 2/15/50	10,000	11,582
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	221,206	223,639
0.875%, 1/15/29 TIPS	51,083	55,420
U.S. Treasury Notes
3.000%, 9/30/25	270,000	307,100
1.625%, 10/31/26	230,000	245,941
2.250%, 8/15/27	230,000	257,748
2.250%, 11/15/27	270,000	303,217
2.375%, 5/15/29	240,000	275,591

Total U.S. Treasury Obligations		2,551,891

Total Long-Term Debt Securities (31.9%) (Cost $15,647,775)		15,131,165

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Interactive Media & Services (3.1%)
Alphabet, Inc., Class A*	684	794,774
Facebook, Inc., Class A*	3,950	658,860

		1,453,634

Total Communication Services		1,453,634

Consumer Discretionary (3.6%)
Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	472	920,268
Booking Holdings, Inc.*	203	273,100

		1,193,368

Multiline Retail (1.1%)
Dollar General Corp.	2,036	307,456
Target Corp.	2,113	196,446

		503,902

Total Consumer Discretionary		1,697,270

Consumer Staples (2.2%)
Beverages (0.8%)
Constellation Brands, Inc., Class A	2,531	362,844

Food & Staples Retailing (0.6%)
Sysco Corp.	3,162	144,282
Walmart, Inc.	1,365	155,092

		299,374

Tobacco (0.8%)
Philip Morris International, Inc.	5,222	380,997

Total Consumer Staples		1,043,215

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Exxon Mobil Corp.	6,482	246,121

Total Energy		246,121

Financials (2.7%)
Banks (1.0%)
Citigroup, Inc.	7,255	305,580
First Republic Bank	2,085	171,554

		477,134

Capital Markets (0.9%)
Charles Schwab Corp. (The)	5,354	180,001
Intercontinental Exchange, Inc.	3,154	254,686

		434,687

Insurance (0.8%)
Aflac, Inc.	5,462	187,019
Willis Towers Watson plc	1,166	198,045

		385,064

Total Financials		1,296,885

Health Care (5.2%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	1,653	139,678
Vertex Pharmaceuticals, Inc.*	470	111,837

		251,515

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	1,996	157,504
Alcon, Inc.*	4,085	207,600
Boston Scientific Corp.*	11,507	375,473

		740,577

Health Care Providers & Services (1.5%)
Anthem, Inc.	1,270	288,341
UnitedHealth Group, Inc.	1,803	449,632

		737,973

Pharmaceuticals (1.6%)
AstraZeneca plc (ADR)	7,521	335,888
Roche Holding AG (ADR)	6,304	255,753
Zoetis, Inc.	1,340	157,705

		749,346

Total Health Care		2,479,411

Industrials (2.5%)
Aerospace & Defense (1.0%)
Boeing Co. (The)	1,031	153,763
Lockheed Martin Corp.	899	304,716

		458,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.5%)
AMETEK, Inc.	3,212	$231,328

Industrial Conglomerates (0.7%)
General Electric Co.	9,683	76,883
Honeywell International, Inc.	2,039	272,798

		349,681

Machinery (0.3%)
Parker-Hannifin Corp.	1,101	142,833

Total Industrials		1,182,321

Information Technology (9.1%)
Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	10,775	221,319

IT Services (1.7%)
PayPal Holdings, Inc.*	3,430	328,388
Visa, Inc., Class A	2,925	471,276

		799,664

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	3,065	274,777
Lam Research Corp.	1,284	308,160

		582,937

Software (4.2%)
Adobe, Inc.*	1,439	457,947
Microsoft Corp.	7,853	1,238,497
Splunk, Inc.*	2,304	290,834

		1,987,278

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	2,862	727,778

Total Information Technology		4,318,976

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	2,071	450,960

Total Real Estate		450,960

Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc.	508	122,235

Total Utilities		122,235

Total Common Stocks (30.1%) (Cost $12,988,629)		14,291,028

INVESTMENT COMPANIES:
Fixed Income (5.7%)
DoubleLine Floating Rate Fund, Class I‡	154,608	1,304,896
DoubleLine Global Bond Fund, Class I‡	135,424	1,382,682

Total Investment Companies (5.7%) (Cost $2,902,239)		2,687,578

SHORT-TERM INVESTMENTS:
Investment Company (13.9%)
JPMorgan Prime Money Market Fund, IM Shares	6,580,457	6,581,115

	Principal Amount	Value (Note 1)
Repurchase Agreement (4.6%)
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,167,801, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,211,157.(xx)	$2,167,800	2,167,800

U.S. Treasury Obligation (16.8%)
U.S. Treasury Bills
0.10%, 5/21/20(p)(x)	8,000,000	7,998,892

Total Short-Term Investments (35.3%) (Cost $16,729,532)		16,747,807

Total Investments in Securities (103.0%) (Cost $48,268,175)		48,857,578
Other Assets Less Liabilities (-3.0%)		(1,440,190)

Net Assets (100%)		$47,417,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $4,588,674 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $6,218,098. This was collateralized by $4,133,229 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/2/20-2/15/50 and by cash of $2,167,800 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	154,608	1,204,349	600,001	(300,000)	(26,298)	(173,156)	1,304,896	15,147	—
DoubleLine Global Bond Fund, Class I	135,424	1,932,551	—	(500,000)	(3,823)	(46,046)	1,382,682	—	—

Total		3,136,900	600,001	(800,000)	(30,121)	(219,202)	2,687,578	15,147	—

OTC Total return swap contracts outstanding as of March 31, 2020 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	4/13/2020	USD	1,800,000	85,053
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	4/13/2020	USD	2,700,000	186,858
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	4/13/2020	USD	10,200,004	(2,482,218)

								(2,210,307)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,485,442	$—	$3,485,442
Collateralized Mortgage Obligations	—	3,352,463	—	3,352,463
Common Stocks
Communication Services	1,453,634	—	—	1,453,634
Consumer Discretionary	1,697,270	—	—	1,697,270
Consumer Staples	1,043,215	—	—	1,043,215
Energy	246,121	—	—	246,121
Financials	1,296,885	—	—	1,296,885
Health Care	2,479,411	—	—	2,479,411
Industrials	1,182,321	—	—	1,182,321
Information Technology	4,318,976	—	—	4,318,976
Real Estate	450,960	—	—	450,960
Utilities	122,235	—	—	122,235
Corporate Bonds
Communication Services	—	571,849	—	571,849
Consumer Discretionary	—	502,827	—	502,827
Consumer Staples	—	342,639	—	342,639
Energy	—	611,387	—	611,387
Financials	—	1,187,868	—	1,187,868
Health Care	—	389,679	—	389,679
Industrials	—	791,410	—	791,410
Information Technology	—	208,877	—	208,877
Materials	—	238,747	—	238,747
Real Estate	—	348,144	—	348,144
Utilities	—	165,760	—	165,760
Investment Companies	2,687,578	—	—	2,687,578
Mortgage-Backed Security	—	382,182	—	382,182
Short-Term Investments
Investment Company	6,581,115	—	—	6,581,115
Repurchase Agreement	—	2,167,800	—	2,167,800
U.S. Treasury Obligations	—	7,998,892	—	7,998,892
Total Return Swaps	—	271,911	—	271,911
U.S. Treasury Obligations	—	2,551,891	—	2,551,891

Total Assets	$23,559,721	$25,569,768	$—	$49,129,489

Liabilities:
Total Return Swaps	$—	$(2,482,218)	$—	$(2,482,218)

Total Liabilities	$—	$(2,482,218)	$—	$(2,482,218)

Total	$23,559,721	$23,087,550	$—	$46,647,271

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,002,948
Aggregate gross unrealized depreciation	(4,676,186)

Net unrealized depreciation	$(1,673,238)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,320,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.2%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$730,292	$606,104
ABFC Trust,
Series 2007-WMC1 A1A
2.197%, 6/25/37(l)	3,509,880	2,776,132
AIMCO CLO,
Series 2018-AA D
4.386%, 4/17/31(l)§	500,000	359,181
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39(l)§	3,400,000	2,579,347
Apidos CLO XII,
Series 2013-12A DR
4.431%, 4/15/31(l)§	500,000	359,281
Apidos CLO XXI,
Series 2015-21A CR
4.269%, 7/18/27(l)§	500,000	394,814
Atrium IX,
Series 9A DR
5.213%, 5/28/30(l)§	500,000	398,810
Babson CLO Ltd.,
Series 2015-2A DR
4.769%, 10/20/30(l)§	500,000	382,157
Series 2015-IA DR
4.419%, 1/20/31(l)§	500,000	365,080
Barings CLO Ltd.,
Series 2017-1A D
5.419%, 7/18/29(l)§	500,000	402,506
Series 2019-1A D
5.681%, 4/15/31(l)§	500,000	385,657
Series 2019-2A C
5.681%, 4/15/31(l)§	500,000	383,743
CAL Funding III Ltd.,
Series 2018-1A A
3.960%, 2/25/43§	435,417	437,946
Canyon Capital CLO Ltd.,
Series 2014-1A CR
4.520%, 1/30/31(l)§	500,000	361,293
Series 2017-1A D
5.431%, 7/15/30(l)§	500,000	396,138
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	433,980	303,626
CBAM Ltd.,
Series 2019-10A B
3.869%, 4/20/32(l)§	500,000	447,174
CLI Funding LLC,
Series 2018-1A A
4.030%, 4/18/43§	398,894	387,914
Cook Park CLO Ltd.,
Series 2018-1A D
4.436%, 4/17/30(l)§	500,000	362,412
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
4.792%, 8/15/31(l)§	500,000	370,149
Dryden 43 Senior Loan Fund,
Series 2016-43A DRR
5.369%, 7/20/29(l)§	500,000	407,636
Dryden 57 CLO Ltd.,
Series 2018-57A D
4.242%, 5/15/31(l)§	500,000	353,016
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	115,890	102,150
Elmwood CLO II Ltd.,
Series 2019-2A B
3.919%, 4/20/31(l)§	500,000	446,361
ENA Norte Trust,
4.950%, 4/25/23(m)	399,213	396,343
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	465,311
Fremont Home Loan Trust,
Series 2006-D 1A1
1.087%, 11/25/36(l)	6,311,270	3,831,040
Gilbert Park CLO Ltd.,
Series 2017-1A D
4.781%, 10/15/30(l)§	500,000	382,995
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
4.669%, 4/20/30(l)§	1,000,000	732,732
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49§	559,313	524,906
Invitation Homes Trust,
Series 2018-SFR1 C
2.050%, 3/17/37(l)§	740,000	603,286
Series 2018-SFR1 D
2.250%, 3/17/37(l)§	490,000	379,552
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	455,536	335,630
LCM 28 Ltd.,
Series 28A D
4.769%, 10/20/30(l)§	500,000	357,210
Long Point Park CLO Ltd.,
Series 2017-1A C
4.236%, 1/17/30(l)§	500,000	360,657
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,451,172	1,014,499
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
4.752%, 10/22/30(l)§	500,000	362,794
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	329,250	316,025
Series 2018-2GS A
4.200%, 2/22/44§	525,517	529,771
Series 2019-2A B
3.280%, 9/20/40§	500,000	516,994
Newark BSL CLO 2 Ltd.,
5.444%, 7/25/30(l)§	500,000	401,913
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	529,467	515,486
Octagon Investment Partners 31 LLC,
Series 2017-1A D
5.519%, 7/20/30(l)§	500,000	397,054
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
4.319%, 1/20/30(l)§	500,000	359,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
5.519%, 7/19/30(l)§	$500,000	$391,330
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
4.869%, 10/20/30(l)§	500,000	366,374
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
7.556%, 4/18/33(l)§	1,000,000	584,225
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	997,500	906,139
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	500,000	323,400
SBA Tower Trust (REIT),
3.168%, 4/11/22§	250,000	258,789
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	29,995	29,868
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	237,716
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	463,082
STWD Ltd.,
Series 2019-FL1 D
3.055%, 7/15/38(l)§	713,000	516,187
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	496,891	436,202
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42§	422,106	426,684
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	463,333	443,081
Thacher Park CLO Ltd.,
Series 2014-1A D1R
5.219%, 10/20/26(l)§	500,000	442,504
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
4.731%, 1/15/31(l)§	500,000	365,741
Series 2014-2A ER
7.581%, 1/15/31(l)§	500,000	282,027
Series 2015-2A ER
7.381%, 10/15/27(l)§	500,000	366,884
Series 2017-1A D
5.569%, 4/18/29(l)§	250,000	206,180
Series 2017-3A D
4.981%, 10/15/30(l)§	500,000	382,459
Series 2018-1A D
4.731%, 7/15/30(l)§	500,000	358,620
Series 2018-1A E
7.331%, 7/15/30(l)§	500,000	267,452
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	652,575	487,006
Triton Container Finance V LLC,
Series 2018-1A A
3.950%, 3/20/43§	400,000	402,192
USQ Rail I LLC,
Series 2018-1 A1
3.783%, 4/25/48§	372,672	373,157
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	489,583	478,637
VERDE CLO Ltd.,
Series 2019-1A D
5.631%, 4/15/32(l)§	1,000,000	755,436
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	980,844	800,325
Voya CLO Ltd.,
Series 2014-4A DR
7.788%, 7/14/31(l)§	1,000,000	536,472
Series 2017-3A C
5.369%, 7/20/30(l)§	500,000	392,270
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	964,300	632,052

Total Asset-Backed Securities		39,464,336

Collateralized Mortgage Obligations (16.1%)
Alternative Loan Trust,
Series 2005-69 A1
2.966%, 12/25/35(l)	2,041,354	1,716,510
Series 2006-19CB A15
6.000%, 8/25/36	258,395	201,715
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	342,383	302,438
Series 2007-5 3A1
6.000%, 7/25/37	2,334,993	2,002,309
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	3,543,611	3,223,553
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	2,919,935	2,122,131
Series 2006-J4 A5
6.250%, 9/25/36	476,208	305,446
Series 2007-14 A18
6.000%, 9/25/37	2,116,430	1,580,786
Series 2007-HY1 1A1
3.725%, 4/25/37(l)	330,353	278,131
Series 2007-HY1 2A1
3.692%, 3/25/37(l)	171,518	147,764
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.958%, 3/25/36(l)	377,986	328,619
Series 2006-AR7 2A3A
4.016%, 11/25/36(l)	772,360	627,733
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,990,830	1,799,224
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
1.187%, 4/25/36(l)	1,159,517	892,047
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,269,172	1,862,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 360 250
2.500%, 11/15/47 STRIPS	$4,314,925	$4,455,818
Series 3998 AZ
4.000%, 2/15/42	1,829,402	2,056,247
Series 4050 ND
2.500%, 9/15/41	1,893,935	1,949,193
Series 4076 QD
2.500%, 11/15/41	1,885,162	1,942,787
Series 4471 GA
3.000%, 2/15/44	541,220	577,449
Series 4483 CA
3.000%, 6/15/44	328,686	349,688
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,749,373
Series 4745 EC
3.000%, 12/15/44	1,092,962	1,144,605
Series 4750 PA
3.000%, 7/15/46	1,434,562	1,531,292
Series 4934 P
2.500%, 11/15/40	4,883,187	5,162,179
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	2,527,075	2,402,210
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	2,964,645	2,029,369
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	2,019,750	2,046,572
Series 2013-18 CD
1.500%, 10/25/27	709,742	719,599
Series 2013-54 NP
2.500%, 3/25/43	2,992,682	3,101,853
Series 2015-42 CA
3.000%, 3/25/44	922,936	988,857
Series 2015-80 CA
3.000%, 4/25/40	3,387,692	3,514,042
Series 2015-9 HA
3.000%, 1/25/45	342,052	363,958
Series 2016-55 EA
1.750%, 7/25/43	2,987,586	3,029,406
Series 2017-46 ZL
3.500%, 6/25/57	3,091,455	3,519,547
Series 2017-98 PA
3.000%, 12/25/47	1,416,044	1,486,122
Series 2018-38 LA
3.000%, 6/25/48	1,375,367	1,436,675
Series 2018-44 PZ
3.500%, 6/25/48	1,865,798	2,090,145
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
1.187%, 4/25/47(l)	4,141,567	3,249,120
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	1,658,796	1,388,618
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,962,414	1,272,230
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	319,971	288,245
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,358,830	2,464,935
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
1.827%, 10/25/35(l)	1,818,526	1,555,869
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	270,370	251,508
Toorak Mortgage Corp. Ltd.,
Series 2018-1 A1
4.336%, 8/25/21(e)§	1,250,000	1,090,710
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	288,052	273,705

Total Collateralized Mortgage Obligations		77,872,524

Commercial Mortgage-Backed Securities (6.0%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	488,570
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 D
3.055%, 3/15/36(l)§	805,000	627,673
Series 2019-CRE6 D
3.005%, 9/15/36(l)§	904,000	687,607
BANK,
Series 2019-BN19 XA
0.964%, 8/15/61 IO(l)	6,850,414	475,341
Barclays Commercial Mortgage Trust,
Series 2019-C3 B
4.096%, 5/15/52	516,000	474,569
BBCMS Mortgage Trust,
Series 2018-TALL F
3.940%, 3/15/37(l)§	550,000	368,585
Benchmark Mortgage Trust,
Series 2019-B10 C
3.750%, 3/15/62	494,000	303,370
BFLD Trust,
Series 2019-DPLO E
2.945%, 10/15/34(l)§	556,000	407,225
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	417,942
Series 2019-OC11 E
4.075%, 12/9/41(l)§	479,000	344,919
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	447,362
CF Trust,
Series 2019-MF1 E
3.200%, 8/21/32(l)§	722,000	605,314
CFCRE Commercial Mortgage Trust,
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	488,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.420%, 2/10/48(l)	$725,000	$657,198
Series 2015-GC35 C
4.497%, 11/10/48(l)	500,000	452,545
Series 2015-GC35 XA
0.851%, 11/10/48 IO(l)	821,640	24,630
Series 2016-GC36 B
4.756%, 2/10/49(l)	504,000	493,678
Series 2016-P4 XA
1.976%, 7/10/49 IO(l)	750,027	63,659
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	319,272
Series 2019-SST2 E
2.705%, 12/15/36(l)§	779,000	662,202
Series 2020-555 F
3.620%, 12/10/41§	364,000	295,326
Series 2020-555 G
3.620%, 12/10/41§	364,000	273,554
Commercial Mortgage Trust,
Series 2012-CR4 D
4.593%, 10/15/45(l)§	128,000	57,137
Series 2013-CR10 XA
0.664%, 8/10/46 IO(l)	1,715,822	33,356
Series 2013-CR11 B
5.113%, 8/10/50(l)	754,000	761,497
Series 2015-CR26 C
4.484%, 10/10/48(l)	503,000	463,126
Series 2015-CR26 XA
0.948%, 10/10/48 IO(l)	1,192,483	48,239
Series 2015-DC1 C
4.311%, 2/10/48(l)	100,000	91,112
Series 2015-LC23 C
4.645%, 10/10/48(l)	64,000	58,836
Series 2016-CR28 C
4.646%, 2/10/49(l)	66,000	59,604
Series 2016-DC2 XA
1.005%, 2/10/49 IO(l)	955,193	42,228
Series 2018-HCLV C
2.405%, 9/15/33(l)§	439,000	385,418
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.839%, 4/15/50 IO(l)	1,382,262	44,919
Series 2015-C4 C
4.580%, 11/15/48(l)	371,000	341,979
Fontainebleau Miami Beach Trust,
Series 2019-FBLU E
4.095%, 12/10/36§	314,000	245,379
Series 2019-FBLU F
4.095%, 12/10/36§	314,000	199,392
Series 2019-FBLU G
4.095%, 12/10/36(l)§	314,000	216,490
Great Wolf Trust,
Series 2019-WOLF F
3.836%, 12/15/36(l)§	478,000	358,473
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.499%, 2/10/46 IO(l)	1,152,688	39,588
GS Mortgage Securities Corp. Trust,
Series 2019-SMP E
3.305%, 8/15/32(l)§	550,000	352,398
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.513%, 11/10/47(l)§	325,000	243,715
Series 2015-GC34 D
2.979%, 10/10/48	913,000	630,510
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	557,433
Series 2017-GS6 B
3.869%, 5/10/50	515,000	480,671
Series 2020-GC45 AS
3.173%, 2/13/53	516,000	496,126
Series 2020-GC45 B
3.405%, 2/13/53	516,000	444,638
Hospitality Mortgage Trust,
Series 2019-HIT F
3.855%, 11/15/36(l)§	446,489	299,148
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D
4.603%, 7/15/47(l)§	546,000	435,226
Series 2015-JP1 XA
1.080%, 1/15/49 IO(l)	955,111	32,104
Series 2016-JP2 B
3.460%, 8/15/49	28,000	25,488
Series 2020-LOOP E
3.861%, 12/5/38§	345,000	274,783
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.973%, 9/15/47(l)§	370,000	307,532
Series 2015-C27 D
3.807%, 2/15/48(l)§	347,000	268,148
Series 2015-C32 B
4.389%, 11/15/48(l)	503,000	486,977
Series 2015-C32 C
4.656%, 11/15/48(l)	91,000	83,313
Series 2016-C1 C
4.737%, 3/15/49(l)	66,000	49,539
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4 B
4.440%, 3/10/52(l)	754,000	719,811
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.670%, 6/15/49 IO(l)	972,320	56,841
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	334,715
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.556%, 3/10/49(l)§	72,000	58,957
MBRT 2019-MBR,
Series 2019-MBR F
3.254%, 11/15/36(l)§	475,000	367,346
MKT Mortgage Trust,
Series 2020-525M E
2.941%, 2/12/40(l)§	275,000	228,797
Series 2020-525M F
2.941%, 2/12/40(l)§	275,000	215,700
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	94,378
Series 2015-C20 C
4.462%, 2/15/48(l)	125,000	115,797
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.883%, 12/15/48 IO(l)	1,034,833	42,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-UB11 XA
1.614%, 8/15/49 IO(l)	$937,903	$62,877
MRCD 2019-MARK Mortgage Trust,
Series 2019-PARK G
2.718%, 12/15/36§	525,000	445,241
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.977%, 10/10/48 IO(l)	621,301	49,082
UBS Commercial Mortgage Trust,
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	321,209
Series 2017-C7 C
4.585%, 12/15/50(l)	1,009,000	696,742
Series 2019-C16 B
4.320%, 4/15/52(l)	821,000	772,751
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.104%, 3/10/46(l)§	499,000	428,851
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	1,246,607	1,082,683
Series 2019-1 M2
4.010%, 3/25/49(l)§	347,997	264,514
Series 2019-1 M3
4.120%, 3/25/49(l)§	370,231	287,649
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	45,000	27,699
Series 2015-C28 C
4.110%, 5/15/48(l)	140,000	126,189
Series 2015-C30 XA
0.894%, 9/15/58 IO(l)	6,981,993	273,247
Series 2015-C31 C
4.607%, 11/15/48(l)	105,000	80,535
Series 2015-C31 XA
1.014%, 11/15/48 IO(l)	1,162,911	51,948
Series 2015-P2 XA
0.983%, 12/15/48 IO(l)	967,861	35,556
Series 2016-C32 C
4.727%, 1/15/59(l)	51,000	38,431
Series 2016-NXS6 XA
1.627%, 11/15/49 IO(l)	964,794	59,935
Series 2017-RC1 XA
1.500%, 1/15/60 IO(l)	1,174,332	81,196
Series 2019-C49 B
4.546%, 3/15/52	779,000	749,188
Series 2019-C49 C
4.866%, 3/15/52(l)	779,000	600,721
Series 2019-C50 B
4.192%, 5/15/52	412,000	385,970
Series 2019-C50 C
4.345%, 5/15/52	412,000	334,354
Series 2019-C54 AS
3.449%, 12/15/52	517,000	504,388
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.036%, 8/15/47 IO(l)	2,359,340	78,301
Series 2014-C23 D
3.996%, 10/15/57(l)§	517,000	431,222

Total Commercial Mortgage-Backed Securities		28,798,092

Corporate Bonds (24.2%)
Communication Services (2.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.250%, 3/1/37	575,000	670,928
CCO Holdings LLC
5.750%, 2/15/26§	200,000	203,750
5.000%, 2/1/28§	60,000	60,150
4.750%, 3/1/30§	140,000	139,300
CenturyLink, Inc.
5.125%, 12/15/26§	135,000	135,000
4.000%, 2/15/27§	120,000	116,400
Front Range BidCo, Inc.
4.000%, 3/1/27§	135,000	129,938
6.125%, 3/1/28§	65,000	61,750
Frontier Communications Corp.
8.000%, 4/1/27§	180,000	176,855
Level 3 Financing, Inc.
5.375%, 1/15/24	225,000	226,193
4.625%, 9/15/27§	155,000	155,000
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	614,644
Sprint Capital Corp.
6.875%, 11/15/28	170,000	194,174
Telesat Canada
6.500%, 10/15/27§	45,000	43,481

		2,927,563

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	185,000	162,569
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	195,000	172,575

		335,144

Media (0.9%)
Cable Onda SA
4.500%, 1/30/30§	200,000	176,000
Cengage Learning, Inc.
9.500%, 6/15/24§	90,000	65,250
Charter Communications Operating LLC
4.908%, 7/23/25	795,000	841,372
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27§	145,000	138,555
CSC Holdings LLC
5.250%, 6/1/24	160,000	161,600
Diamond Sports Group LLC
5.375%, 8/15/26§	120,000	97,500
DISH DBS Corp.
5.875%, 11/15/24	135,000	130,950
Globo Comunicacao e Participacoes SA
4.843%, 6/8/25(m)	200,000	180,813
4.875%, 1/22/30§	200,000	173,000
Gray Television, Inc.
7.000%, 5/15/27§	215,000	213,387
iHeartCommunications, Inc.
8.375%, 5/1/27	30,000	26,081
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	360,000	367,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 10/1/48	$275,000	$291,753
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	85,000	82,981
Scripps Escrow, Inc.
5.875%, 7/15/27§	110,000	97,900
Sirius XM Radio, Inc.
5.375%, 7/15/26§	120,000	122,238
5.500%, 7/1/29§	85,000	86,700
VTR Finance BV
6.875%, 1/15/24§	180,000	164,250
6.875%, 1/15/24(m)	1,061,000	968,163

		4,386,460

Wireless Telecommunication Services (0.7%)
C&W Senior Financing DAC
7.500%, 10/15/26§	300,000	277,500
6.875%, 9/15/27(m)	900,000	774,000
Comunicaciones Celulares SA
6.875%, 2/6/24(m)(x)	200,000	191,313
Digicel Group Two Ltd.
9.125%, 4/1/24 PIK§	253,579	10,101
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24(m)	300,000	287,438
4.750%, 8/1/26(m)(x)	400,000	378,000
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	130,000	102,700
Millicom International Cellular SA
6.625%, 10/15/26§	200,000	188,000
6.625%, 10/15/26(m)	200,000	188,000
5.125%, 1/15/28(m)	200,000	174,312
6.250%, 3/25/29§	400,000	364,500
Sprint Corp.
7.125%, 6/15/24	160,000	175,624
Telefonica Celular del Paraguay SA
5.875%, 4/15/27§	450,000	406,828
T-Mobile USA, Inc.
4.500%, 2/1/26	130,000	132,762

		3,651,078

Total Communication Services		11,300,245

Consumer Discretionary (1.4%)
Auto Components (0.1%)
Icahn Enterprises LP
6.250%, 5/15/26	180,000	170,100
5.250%, 5/15/27	150,000	138,562
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	140,000	128,800

		437,462

Automobiles (0.0%)
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.542%, 8/7/20(k)	65,000	64,244

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	129,500

Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.
4.750%, 12/1/27§	175,000	144,375
Caesars Resort Collection LLC
5.250%, 10/15/25§	140,000	101,108
Cedar Fair LP
5.250%, 7/15/29§	130,000	109,850
Eldorado Resorts, Inc.
6.000%, 4/1/25	135,000	117,450
Gohl Capital Ltd.
4.250%, 1/24/27(m)	900,000	738,000
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	132,300
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	340,000	317,900
IRB Holding Corp.
6.750%, 2/15/26§	165,000	132,000
LTF Merger Sub, Inc.
8.500%, 6/15/23§	115,000	94,300
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	180,000	106,211
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	81,000
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	150,000	112,500
Viking Cruises Ltd.
5.875%, 9/15/27§	325,000	178,750
Yum! Brands, Inc.
7.750%, 4/1/25§	55,000	57,475

		2,423,219

Household Durables (0.1%)
Controladora Mabe SA de CV
5.600%, 10/23/28(m)	400,000	378,125
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	155,682
Tempur Sealy International, Inc.
5.500%, 6/15/26	184,000	162,150

		695,957

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	415,000	348,014

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	405,000	370,226

Multiline Retail (0.3%)
Dollar Tree, Inc.
4.000%, 5/15/25	825,000	835,804
SACI Falabella
3.750%, 4/30/23(m)	600,000	570,750

		1,406,554

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	40,000	34,550
4.750%, 3/1/30§	40,000	34,200
Carvana Co.
8.875%, 10/1/23§	65,000	61,831
Home Depot, Inc. (The)
3.900%, 6/15/47	390,000	436,138
PetSmart, Inc.
7.125%, 3/15/23§	165,000	153,656
5.875%, 6/1/25§	56,000	55,720
Staples, Inc.
7.500%, 4/15/26§	170,000	149,813

		925,908

Total Consumer Discretionary		6,801,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (1.4%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	$340,000	$370,914
Constellation Brands, Inc.
3.150%, 8/1/29	865,000	806,708
Cott Holdings, Inc.
5.500%, 4/1/25§	175,000	169,750
Embotelladora Andina SA
5.000%, 10/1/23(m)	413,000	415,065
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	200,187

		1,962,624

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	135,000	134,325
Sysco Corp.
5.950%, 4/1/30	150,000	157,476

		291,801

Food Products (0.9%)
B&G Foods, Inc.
5.250%, 4/1/25	90,000	89,550
5.250%, 9/15/27	70,000	67,900
Grupo Bimbo SAB de CV
4.875%, 6/30/20(m)	138,000	139,035
JBS Investments II GmbH
7.000%, 1/15/26§	400,000	402,000
5.750%, 1/15/28§	200,000	194,100
JBS USA Lux SA
5.875%, 7/15/24§	30,000	30,375
5.750%, 6/15/25§	20,000	20,200
6.750%, 2/15/28§	150,000	159,822
Kraft Heinz Foods Co.
3.950%, 7/15/25	90,000	89,162
5.000%, 7/15/35	65,000	64,850
5.200%, 7/15/45	180,000	173,701
MARB BondCo plc
7.000%, 3/15/24(m)	200,000	178,140
6.875%, 1/19/25(m)	400,000	357,875
Minerva Luxembourg SA
6.500%, 9/20/26(m)	400,000	367,000
5.875%, 1/19/28(m)(x)	800,000	705,000
NBM US Holdings, Inc.
7.000%, 5/14/26§	200,000	179,500
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	190,000	190,475
Post Holdings, Inc.
4.625%, 4/15/30§	160,000	153,200
Smithfield Foods, Inc.
4.250%, 2/1/27§	845,000	793,226

		4,355,111

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	150,000	123,000

Total Consumer Staples		6,732,536

Energy (3.0%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	94,000
5.412%, 12/30/25§	160,000	148,800
Halliburton Co.
2.920%, 3/1/30	450,000	350,340
Tervita Corp.
7.625%, 12/1/21§	255,000	178,500
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	170,100
Transocean, Inc.
8.000%, 2/1/27§	115,000	54,625
USA Compression Partners LP
6.875%, 9/1/27	265,000	166,950

		1,163,315

Oil, Gas & Consumable Fuels (2.8%)
AI Candelaria Spain SLU
7.500%, 12/15/28(m)(x)	300,000	227,250
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	40,960
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	497,495
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	243,900
7.250%, 5/3/25(m)(x)	850,000	691,050
Cheniere Energy Partners LP
5.250%, 10/1/25	180,000	166,050
5.625%, 10/1/26	150,000	138,375
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	200,000	206,125
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	600,000	612,188
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	400,000	420,250
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	200,000	206,500
Cosan Overseas Ltd.
8.250%, 5/5/20(m)(y)	300,000	267,453
Energy Transfer Operating LP
4.750%, 1/15/26	385,000	334,907
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	258,531	258,531
Geopark Ltd.
6.500%, 9/21/24(m)(x)	1,000,000	567,500
GNL Quintero SA
4.634%, 7/31/29(m)	900,000	870,750
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	212,000
Gulfport Energy Corp.
6.375%, 5/15/25	150,000	36,000
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	112,248
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	53,750
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	198,466
5.750%, 8/1/23(m)	900,000	875,531
Indigo Natural Resources LLC
6.875%, 2/15/26§	55,000	34,100
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	325,000	347,652
Marathon Petroleum Corp.
5.125%, 12/15/26	380,000	379,051
Medco Bell Pte. Ltd.
6.375%, 1/30/27§	200,000	116,000
MEG Energy Corp.
7.000%, 3/31/24§	39,000	17,891
7.125%, 2/1/27§	225,000	111,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Oasis Petroleum, Inc.
6.875%, 3/15/22	$100,000	$19,750
Occidental Petroleum Corp.
2.900%, 8/15/24	400,000	219,500
Oleoducto Central SA
4.000%, 5/7/21(m)	200,000	192,688
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	200,000	181,750
Parkland Fuel Corp.
5.875%, 7/15/27§	120,000	112,338
Parsley Energy LLC
5.625%, 10/15/27§	90,000	63,450
Peabody Energy Corp.
6.000%, 3/31/22§	100,000	70,000
Pertamina Persero PT
4.300%, 5/20/23(m)	700,000	696,937
Petrobras Global Finance BV
5.750%, 2/1/29	500,000	471,650
6.900%, 3/19/49	400,000	388,500
QEP Resources, Inc.
5.625%, 3/1/26(x)	135,000	49,275
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	850,000	869,922
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	390,000	336,185
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)	300,000	301,594
Sunoco LP
5.500%, 2/15/26	105,000	90,854
6.000%, 4/15/27	90,000	77,400
Targa Resources Partners LP
5.500%, 3/1/30§	230,000	178,227
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	509,617
WPX Energy, Inc.
4.500%, 1/15/30(x)	135,000	73,305
YPF SA
8.500%, 7/28/25(m)	200,000	102,781
6.950%, 7/21/27(m)	350,000	176,750

		13,425,623

Total Energy		14,588,938

Financials (6.3%)
Banks (3.2%)
Banco BBVA Peru SA
5.000%, 8/26/22(m)	100,000	98,844
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)(x)	600,000	555,188
Banco Bradesco SA
5.750%, 3/1/22(m)	200,000	201,656
Banco BTG Pactual SA
5.500%, 1/31/23(m)	400,000	378,375
Banco de Bogota SA
5.375%, 2/19/23(m)	200,000	194,719
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	190,437
7.000%, 2/1/23(m)	200,000	190,438
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29(k)(m)	375,000	382,500
Bancolombia SA
3.000%, 1/29/25	1,100,000	979,000
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	380,000	410,228
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	460,000	446,143
Bank of Nova Scotia (The)
3.400%, 2/11/24	660,000	688,648
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	148,024
2.950%, 3/6/23(m)	1,250,000	1,225,391
CIMB Bank Bhd.
(ICE LIBOR USD 3 Month + 0.78%), 2.658%, 10/9/24(k)(m)	400,000	377,844
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.792%, 5/17/24(k)	895,000	838,082
Commonwealth Bank of Australia
3.900%, 7/12/47§	433,000	463,103
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.62%), 2.415%, 7/25/22(k)(m)	960,000	959,030
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	207,865
Gilex Holding Sarl
8.500%, 5/2/23(x)§	350,000	295,500
Global Bank Corp.
4.500%, 10/20/21(m)	600,000	590,700
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)§	300,000	292,500
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	191,500
4.375%, 2/4/30§	550,000	441,485
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	94,100
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 2.099%, 6/7/21(k)	405,000	403,393
Malayan Banking Bhd.
(ICE LIBOR USD 3 Month + 0.80%), 2.492%, 8/16/24(k)(m)	1,300,000	1,240,551
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23(k)	905,000	847,522
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.142%, 5/17/21(k)(m)	200,000	199,480
4.250%, 6/19/24(m)	200,000	210,722
Santander Holdings USA, Inc.
3.400%, 1/18/23	885,000	834,483
Scotiabank Peru SAA
(ICE LIBOR USD 3 Month + 3.86%), 4.500%, 12/13/27(k)(m)	150,000	141,750
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	492,990
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	185,000	183,367

		15,395,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Capital Markets (0.5%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	$840,000	$876,398
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	500,000	521,406
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	870,000	891,344
SURA Asset Management SA
4.875%, 4/17/24(m)	200,000	194,187

		2,483,335

Consumer Finance (1.4%)
American Express Co.
3.400%, 2/22/24	870,000	899,756
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	865,000	671,211
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.490%, 1/30/23(k)	890,000	830,231
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	500,000	390,000
Discover Financial Services
4.100%, 2/9/27	620,000	592,782
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.890%, 1/5/23(k)	1,050,000	850,006
3.950%, 4/13/24	210,000	190,437
John Deere Capital Corp.
3.450%, 1/10/24(x)	440,000	458,154
2.600%, 3/7/24	435,000	439,738
Mexarrend SAPI de CV
10.250%, 7/24/24§	300,000	217,875
Navient Corp.
5.000%, 3/15/27	85,000	73,074
Springleaf Finance Corp.
6.625%, 1/15/28	130,000	122,850
5.375%, 11/15/29	65,000	59,475
Synchrony Financial
3.950%, 12/1/27	455,000	398,653
Unifin Financiera SAB de CV
7.375%, 2/12/26(m)	700,000	441,000

		6,635,242

Diversified Financial Services (0.7%)
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5/9/24(m)	400,000	381,700
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	400,000	406,358
CSN Islands XI Corp.
6.750%, 1/28/28§	400,000	254,796
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	143,250
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	293,290	261,028
MPH Acquisition Holdings LLC
7.125%, 6/1/24(x)§	170,000	149,600
Operadora de Servicios Mega SA de CV Sofom ER
8.250%, 2/11/25§	350,000	220,938
Petronas Capital Ltd.
3.500%, 3/18/25(m)	300,000	306,563
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	210,000	219,975
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	634,121	590,129
(Zero Coupon), 12/5/22(m)	317,061	295,064
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	219,311

		3,448,712

Insurance (0.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	98,963
Athene Global Funding
3.000%, 7/1/22§	890,000	877,086
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	124,200
Liberty Mutual Group, Inc.
3.951%, 10/15/50§	445,000	412,453
NFP Corp.
6.875%, 7/15/25§	210,000	205,932
Prudential Financial, Inc.
3.905%, 12/7/47	445,000	423,475
Willis North America, Inc.
4.500%, 9/15/28	430,000	470,191

		2,612,300

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	125,000	118,750

Total Financials		30,693,897

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	401,000	451,660

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	115,000	98,900

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.375%, 1/15/25	145,000	142,590
Centene Corp.
5.375%, 8/15/26§	145,000	147,900
4.250%, 12/15/27§	60,000	58,800
4.625%, 12/15/29§	155,000	155,775
3.375%, 2/15/30§	105,000	97,650
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.721%, 7/15/23(k)	635,000	571,814
4.900%, 12/15/48	510,000	612,585
CVS Health Corp.
5.050%, 3/25/48	555,000	640,540
HCA, Inc.
5.375%, 9/1/26	305,000	314,150
4.125%, 6/15/29	400,000	402,948
LifePoint Health, Inc.
4.375%, 2/15/27§	120,000	114,240
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	124,950
Select Medical Corp.
6.250%, 8/15/26§	345,000	344,351
Tenet Healthcare Corp.
5.125%, 11/1/27§	175,000	167,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
West Street Merger Sub, Inc.
6.375%, 9/1/25§	$120,000	$104,454

		3,999,872

Life Sciences Tools & Services (0.1%)
Avantor, Inc.
9.000%, 10/1/25§	175,000	183,732

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	100,000	102,625
7.000%, 1/15/28§	120,000	124,440
7.250%, 5/30/29§	120,000	124,386
5.250%, 1/30/30§	110,000	104,012

		455,463

Total Health Care		5,189,627

Industrials (2.1%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
6.000%, 10/15/22§	120,000	90,000
Lockheed Martin Corp.
4.700%, 5/15/46	690,000	852,382
TransDigm, Inc.
6.250%, 3/15/26§	190,000	189,287
6.375%, 6/15/26	85,000	81,281
5.500%, 11/15/27§	115,000	103,213
Triumph Group, Inc.
7.750%, 8/15/25	85,000	58,650

		1,374,813

Airlines (0.3%)
Delta Air Lines, Inc.
3.625%, 3/15/22	860,000	793,179
Latam Finance Ltd.
6.875%, 4/11/24(m)(x)	400,000	177,820
7.000%, 3/1/26(x)§	800,000	348,500

		1,319,499

Building Products (0.2%)
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	108,450
Carrier Global Corp.
3.577%, 4/5/50§	230,000	200,714
Griffon Corp.
5.750%, 3/1/28§	115,000	107,812
Owens Corning
4.400%, 1/30/48	410,000	329,152

		746,128

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	130,000	127,562
9.750%, 7/15/27§	150,000	141,173
Clean Harbors, Inc.
4.875%, 7/15/27§	180,000	177,750
Garda World Security Corp.
8.750%, 5/15/25§	140,000	128,100
GFL Environmental, Inc.
5.125%, 12/15/26§	155,000	151,125
8.500%, 5/1/27§	54,000	54,254
Waste Management, Inc.
4.000%, 7/15/39	395,000	425,353

		1,205,317

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	270,000	237,937
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36(m)	200,000	242,688

		480,625

Industrial Conglomerates (0.0%)
General Electric Co.
5.875%, 1/14/38	170,000	200,788

Machinery (0.0%)
Colfax Corp.
6.375%, 2/15/26§	160,000	155,000

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	125,000	130,611

Road & Rail (0.4%)
CSX Corp.
3.800%, 11/1/46	380,000	379,865
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	200,000	196,000
JSL Europe SA
7.750%, 7/26/24(m)	800,000	582,480
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23(x)§	25,000	20,984
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	405,000	432,095
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	103,656

		1,715,080

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	865,000	696,045
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	210,000	189,525
United Rentals North America, Inc.
6.500%, 12/15/26	105,000	105,000
5.250%, 1/15/30	135,000	134,960

		1,125,530

Transportation Infrastructure (0.3%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	400,000	369,625
3.375%, 7/24/24(m)	200,000	167,824
4.000%, 7/30/27§	250,000	197,730
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 2.519%, 4/20/20(k)§	250,000	249,241
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	245,513
3.625%, 4/28/26§	225,000	245,210

		1,475,143

Total Industrials		9,928,534

Information Technology (0.4%)
Communications Equipment (0.1%)
Axiata SPV2 Bhd.
Series 2
3.466%, 11/19/20(m)	400,000	400,000
CommScope, Inc.
5.500%, 3/1/24§	120,000	120,900
6.000%, 3/1/26§	10,000	9,960

		530,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	$90,000	$58,050
Tempo Acquisition LLC
6.750%, 6/1/25§	225,000	208,125

		266,175

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	395,000	379,122

Software (0.1%)
CDK Global, Inc.
5.250%, 5/15/29§	30,000	30,600
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	155,000	159,697
Oracle Corp.
3.600%, 4/1/50	405,000	405,010

		595,307

Total Information Technology		1,771,464

Materials (1.8%)
Chemicals (0.6%)
Ashland LLC
4.750%, 8/15/22(e)	42,000	41,790
Braskem Idesa SAPI
7.450%, 11/15/29§	400,000	272,000
Gates Global LLC
6.250%, 1/15/26§	100,000	89,000
Nutrien Ltd.
4.200%, 4/1/29	400,000	422,844
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22(m)	700,000	668,500
Sociedad Quimica y Minera de Chile SA
4.375%, 1/28/25(m)	200,000	191,125
Syngenta Finance NV
5.676%, 4/24/48(m)(x)	1,000,000	812,500
UPL Corp. Ltd.
3.250%, 10/13/21(m)	600,000	583,494

		3,081,253

Construction Materials (0.3%)
Cemex SAB de CV
6.125%, 5/5/25(m)(x)	400,000	341,750
7.750%, 4/16/26(m)	400,000	364,000
Inversiones CMPC SA
4.500%, 4/25/22(m)(x)	500,000	489,219
Tecnoglass, Inc.
8.200%, 1/31/22(m)	200,000	168,250

		1,363,219

Containers & Packaging (0.2%)
Berry Global, Inc.
5.625%, 7/15/27§	190,000	196,055
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	165,000	154,275
Packaging Corp. of America
3.000%, 12/15/29	240,000	236,068
Silgan Holdings, Inc.
4.125%, 2/1/28§	70,000	65,275
WRKCo., Inc.
3.750%, 3/15/25	380,000	378,533

		1,030,206

Metals & Mining (0.7%)
Arconic Corp.
6.125%, 2/15/28§	170,000	174,870
CSN Islands XII Corp.
7.000%, 6/23/20(m)(y)	400,000	224,500
CSN Resources SA
7.625%, 4/17/26§	600,000	390,750
Freeport-McMoRan, Inc.
5.400%, 11/14/34	550,000	511,500
5.450%, 3/15/43	850,000	758,625
Fresnillo plc
5.500%, 11/13/23(m)	500,000	495,000
Novelis Corp.
4.750%, 1/30/30§	70,000	62,650
SunCoke Energy Partners LP
7.500%, 6/15/25§	160,000	112,000
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	80,700
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	1,200,000	455,250

		3,265,845

Total Materials		8,740,523

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	830,000	849,548
4.850%, 4/15/49	195,000	198,919
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	695,204
3.950%, 3/15/29	445,000	462,064
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	307,060
3.650%, 9/1/27	594,000	589,879
3.800%, 2/15/28	85,000	83,980
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	724,238
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	175,000	140,875
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27	170,000	147,900
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	200,000	198,000
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	200,000	178,867
Public Storage (REIT)
3.385%, 5/1/29	410,000	407,298
VICI Properties LP (REIT)
3.750%, 2/15/27§	20,000	18,850
4.125%, 8/15/30§	25,000	23,563
Welltower, Inc. (REIT)
3.950%, 9/1/23	840,000	865,284

		5,891,529

Total Real Estate		5,891,529

Utilities (3.2%)
Electric Utilities (2.1%)
AES Andres BV
7.950%, 5/11/26(m)	700,000	609,000
AES Argentina Generacion SA
7.750%, 2/2/24(m)	150,000	85,406
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	244,139	251,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Duke Energy Corp.
3.150%, 8/15/27	$300,000	$300,489
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	342,266
Empresa de Transmision Electrica SA
5.125%, 5/2/49§	400,000	401,125
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	343,294
Energuate Trust
5.875%, 5/3/27(m)	200,000	191,850
Georgia Power Co.
Series A
2.200%, 9/15/24(x)	475,000	448,017
Inkia Energy Ltd.
5.875%, 11/9/27(m)	400,000	357,000
ITC Holdings Corp.
3.250%, 6/30/26	600,000	594,296
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	384,520	375,868
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	539,310
Mexico Generadora de Energia Sde rl
5.500%, 12/6/32(m)	328,128	312,378
Minejesa Capital BV
4.625%, 8/10/30(m)	800,000	714,000
5.625%, 8/10/37(m)	200,000	176,900
Monongahela Power Co.
5.400%, 12/15/43§	530,000	622,911
Orazul Energy Egenor SCA
5.625%, 4/28/27(m)	400,000	355,750
Pampa Energia SA
7.500%, 1/24/27(m)	550,000	350,969
9.125%, 4/15/29§	300,000	193,500
Star Energy Geothermal Wayang Windu Ltd.
6.750%, 4/24/33(m)	736,000	669,142
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)	200,000	201,500
Transelec SA
4.625%, 7/26/23(m)	400,000	403,625
3.875%, 1/12/29(m)	500,000	445,000
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	312,934
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	768,568

		10,366,866

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	405,000	427,680

Independent Power and Renewable Electricity Producers (0.7%)
AES Gener SA
5.000%, 7/14/25(m)	1,300,000	1,144,000
Calpine Corp.
5.250%, 6/1/26§	185,000	175,288
5.125%, 3/15/28§	130,000	118,950
Colbun SA
3.950%, 10/11/27(m)	200,000	191,900
Cometa Energia SA de CV
6.375%, 4/24/35(m)	1,162,800	1,075,953
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	400,000
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	330,400	315,842

		3,421,933

Multi-Utilities (0.3%)
Ameren Corp.
3.650%, 2/15/26	550,000	573,431
DTE Energy Co.
2.850%, 10/1/26	300,000	304,717
2.950%, 3/1/30	300,000	282,003
Empresas Publicas de Medellin ESP
4.250%, 7/18/29§	200,000	167,937

		1,328,088

Total Utilities		15,544,567

Total Corporate Bonds		117,182,944

Foreign Government Securities (0.8%)
Dominican Republic Government Bond
4.500%, 1/30/30§	500,000	428,750
6.400%, 6/5/49§	250,000	215,859
Export Import Bank of Thailand
(ICE LIBOR USD 3 Month + 0.90%), 2.595%, 11/20/23(k)(m)	200,000	196,944
(ICE LIBOR USD 3 Month + 0.85%), 2.533%, 5/23/24(k)(m)	400,000	391,000
Export-Import Bank of India
4.000%, 1/14/23(m)	300,000	300,188
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	848,122
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23(m)	600,000	599,625
4.150%, 3/29/27(m)	200,000	200,250
Republic of Indonesia
4.875%, 5/5/21(m)	500,000	505,000
Republic of Panama
4.000%, 9/22/24	300,000	313,031

Total Foreign Government Securities		3,998,769

Mortgage-Backed Securities (10.1%)
FHLMC
2.500%, 1/1/43	561,509	585,198
3.000%, 7/1/45	606,070	641,272
3.000%, 8/1/45	919,145	972,532
3.000%, 4/1/47	2,347,306	2,466,775
4.000%, 4/1/47	1,739,559	1,862,978
4.000%, 10/1/48	1,329,099	1,420,073
FHLMC UMBS
3.000%, 8/1/34	2,701,741	2,837,562
2.500%, 2/1/35	2,955,124	3,067,414
3.000%, 11/1/39	3,729,053	3,936,674
3.000%, 4/1/47	2,757,464	2,906,682
FNMA
2.140%, 10/1/29	3,800,000	3,995,490
2.260%, 1/1/30	3,000,000	3,196,347
3.000%, 4/1/45	781,009	816,927
3.000%, 10/1/46	1,395,510	1,458,816
FNMA UMBS
2.500%, 12/1/39	6,880,427	7,151,984
3.000%, 3/1/43	3,054,983	3,211,708
3.000%, 9/1/46	1,826,907	1,921,201
3.000%, 12/1/46	3,454,854	3,633,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.500%, 12/1/46	$2,915,328	$3,098,309

Total Mortgage-Backed Securities		49,181,115

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds
Series 2009C
5.063%, 5/1/24	110,000	124,726
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	243,405

Total Municipal Bonds		368,131

U.S. Treasury Obligations (26.2%)
U.S. Treasury Bonds
2.750%, 11/15/42	625,000	806,653
3.125%, 2/15/43	3,580,000	4,890,385
3.625%, 8/15/43	2,850,000	4,199,282
3.750%, 11/15/43	2,850,000	4,281,744
2.750%, 11/15/47	8,000,000	10,570,666
2.000%, 2/15/50	200,000	231,643
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	4,715,701	4,767,581
0.875%, 1/15/29 TIPS	1,082,960	1,174,889
U.S. Treasury Notes
2.750%, 8/15/21	3,420,000	3,538,977
2.875%, 10/15/21	5,760,000	5,994,102
1.750%, 11/30/21	8,900,000	9,124,074
1.375%, 1/31/22	3,680,000	3,756,745
2.625%, 2/28/23	5,160,000	5,508,385
2.500%, 3/31/23	5,520,000	5,880,554
2.750%, 4/30/23	5,410,000	5,815,268
1.625%, 5/31/23	3,350,000	3,486,961
2.125%, 9/30/24	5,700,000	6,145,340
2.250%, 10/31/24	6,290,000	6,821,886
2.750%, 2/28/25	3,480,000	3,876,688
0.500%, 3/31/25	2,150,000	2,162,997
3.000%, 9/30/25	5,580,000	6,346,726
2.625%, 1/31/26	995,000	1,116,866
1.625%, 10/31/26	5,580,000	5,966,736
2.250%, 8/15/27	6,610,000	7,407,454
2.250%, 11/15/27	5,700,000	6,401,259
2.375%, 5/15/29	5,580,000	6,407,497

Total U.S. Treasury Obligations		126,681,358

Total Long-Term Debt Securities (91.7%) (Cost $458,668,116)		443,547,269

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (1.2%)
DoubleLine Floating Rate Fund, Class I‡
Total Investment Company(1.2%) (Cost $6,988,565)	701,815	5,923,318

SHORT-TERM INVESTMENTS:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, IM Shares	25,933,570	25,936,163

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $1,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $600,003, collateralized by various U.S. Government Treasury Securities, 2.000%,maturing 5/31/24; total market value $612,000.(xx)	600,000	600,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,659,340, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $3,732,528.(xx)	3,659,339	3,659,339

Total Repurchase Agreements		5,259,339

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
0.16%, 9/10/20(p)	300,000	299,785
0.12%, 11/5/20(p)	320,000	319,768

Total U.S. Treasury Obligations		619,553

Total Short-Term Investments (6.6%) (Cost $31,812,080)		31,815,055

Total Investments in Securities (99.5%) (Cost $497,468,761)		481,285,642
Other Assets Less Liabilities (0.5%)		2,381,970

Net Assets (100%)		$483,667,612

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $80,572,603 or 16.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $43,909,230 or 9.1% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $5,240,510. This was collateralized by $23,281 of various U.S. Government Treasury Securities, 2.000%, maturing 8/15/25 and by cash of $5,259,339 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.2%
Australia	0.3
Belgium	0.1
Brazil	1.2
Canada	0.7
Cayman Islands	3.9
Chile	1.6
China	0.4
Colombia	1.2
Dominican Republic	0.3
Guatemala	0.1
India	0.9
Indonesia	0.8
Ireland	0.4
Israel	0.2
Jamaica	0.0	#
Japan	0.2
Malaysia	0.8
Mexico	1.2
Netherlands	0.1
Panama	0.5
Paraguay	0.1
Peru	0.4
Philippines	0.4
Singapore	0.5
South Korea	0.0	#
Spain	0.0	#
Switzerland	0.2
Thailand	0.1
United Arab Emirates	0.1
United Kingdom	0.1
United States	82.5
Cash and Other	0.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	701,815	7,843,500	—	(1,000,000)	(152,558)	(767,624)	5,923,318	87,328	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$39,464,336	$—	$39,464,336
Collateralized Mortgage Obligations	—	77,872,524	—	77,872,524
Commercial Mortgage-Backed Securities	—	28,798,092	—	28,798,092
Corporate Bonds
Communication Services	—	11,300,245	—	11,300,245
Consumer Discretionary	—	6,801,084	—	6,801,084
Consumer Staples	—	6,732,536	—	6,732,536
Energy	—	14,588,938	—	14,588,938
Financials	—	30,693,897	—	30,693,897
Health Care	—	5,189,627	—	5,189,627
Industrials	—	9,928,534	—	9,928,534
Information Technology	—	1,771,464	—	1,771,464
Materials	—	8,740,523	—	8,740,523
Real Estate	—	5,891,529	—	5,891,529
Utilities	—	15,544,567	—	15,544,567
Foreign Government Securities	—	3,998,769	—	3,998,769
Investment Company	5,923,318	—	—	5,923,318
Mortgage-Backed Securities	—	49,181,115	—	49,181,115
Municipal Bonds	—	368,131	—	368,131
Short-Term Investments
Investment Company	25,936,163	—	—	25,936,163
Repurchase Agreements	—	5,259,339	—	5,259,339
U.S. Treasury Obligations	—	619,553	—	619,553
U.S. Treasury Obligations	—	126,681,358	—	126,681,358

Total Assets	$31,859,481	$449,426,161	$—	$481,285,642

Total Liabilities	$—	$—	$—	$—

Total	$31,859,481	$449,426,161	$—	$481,285,642

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,820,907
Aggregate gross unrealized depreciation	(34,091,377)

Net unrealized depreciation	$(16,270,470)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$497,556,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (6.8%)
AT&T, Inc.	433,708	$12,642,588
Verizon Communications, Inc.	282,414	15,174,105

		27,816,693

Media (2.9%)
Comcast Corp., Class A	343,698	11,816,337

Total Communication Services		39,633,030

Consumer Discretionary (3.8%)
Household Durables (1.2%)
Whirlpool Corp.	57,430	4,927,494

Specialty Retail (2.6%)
Lowe’s Cos., Inc.	120,234	10,346,136

Total Consumer Discretionary		15,273,630

Consumer Staples (2.0%)
Beverages (2.0%)
Molson Coors Beverage Co., Class B	212,429	8,286,855

Total Consumer Staples		8,286,855

Energy (5.2%)
Oil, Gas & Consumable Fuels (5.2%)
BP plc (ADR)(x)	210,611	5,136,802
Hess Corp.	123,234	4,103,692
Phillips 66	142,453	7,642,603
Valero Energy Corp.	95,621	4,337,369

Total Energy		21,220,466

Financials (19.8%)
Banks (6.0%)
JPMorgan Chase & Co.	85,450	7,693,064
US Bancorp	291,791	10,052,200
Wells Fargo & Co.	242,912	6,971,574

		24,716,838

Capital Markets (2.9%)
Northern Trust Corp.	159,597	12,043,189

Consumer Finance (2.4%)
American Express Co.	113,162	9,687,799

Insurance (5.2%)
Aon plc	37,902	6,255,346
Chubb Ltd.	132,709	14,822,268

		21,077,614

Thrifts & Mortgage Finance (3.3%)
New York Community Bancorp, Inc.	1,417,238	13,307,865

Total Financials		80,833,305

Health Care (18.1%)
Health Care Equipment & Supplies (3.3%)
Medtronic plc	149,307	13,464,505

Health Care Providers & Services (11.1%)
Cigna Corp.	71,882	12,736,053
CVS Health Corp.	262,350	15,565,225
UnitedHealth Group, Inc.	67,492	16,831,155

		45,132,433

Pharmaceuticals (3.7%)
Johnson & Johnson	115,784	15,182,756

Total Health Care		73,779,694

Industrials (10.3%)
Aerospace & Defense (3.8%)
General Dynamics Corp.	55,613	7,358,156
United Technologies Corp.	84,725	7,992,109

		15,350,265

Industrial Conglomerates (3.4%)
General Electric Co.	1,741,439	13,827,026

Machinery (3.1%)
Stanley Black & Decker, Inc.	70,779	7,077,900
Westinghouse Air Brake Technologies Corp.	115,129	5,541,159

		12,619,059

Total Industrials		41,796,350

Information Technology (3.6%)
Software (3.6%)
Oracle Corp.	300,382	14,517,462

Total Information Technology		14,517,462

Materials (6.5%)
Chemicals (6.5%)
Corteva, Inc.	435,456	10,233,216
DuPont de Nemours, Inc.	198,285	6,761,519
Linde plc	55,652	9,627,796

Total Materials		26,622,531

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Healthpeak Properties, Inc. (REIT)	465,751	11,108,161
Simon Property Group, Inc. (REIT)	104,997	5,760,136

Total Real Estate		16,868,297

Utilities (12.5%)
Electric Utilities (8.8%)
Edison International	114,870	6,293,727
Entergy Corp.	143,029	13,440,435
Exelon Corp.	443,819	16,336,978

		36,071,140

Multi-Utilities (3.7%)
Dominion Energy, Inc.	208,307	15,037,682

Total Utilities		51,108,822

Total Common Stocks (95.6%) (Cost $496,171,510)		389,940,442

SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	12,850,751	12,852,036

Total Short-Term Investment (3.1%) (Cost $12,850,886)		12,852,036

Total Investments in Securities (98.7%) (Cost $509,022,396)		402,792,478
Other Assets Less Liabilities (1.3%)		5,255,948

Net Assets (100%)		$408,048,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(x)

All or a portion of security is on loan at March 31, 2020, the Portfolio had loaned securities with a total value of $1,341,450. This was collateralized by $1,356,844 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20-2/15/49.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,633,030	$—	$—	$39,633,030
Consumer Discretionary	15,273,630	—	—	15,273,630
Consumer Staples	8,286,855	—	—	8,286,855
Energy	21,220,466	—	—	21,220,466
Financials	80,833,305	—	—	80,833,305
Health Care	73,779,694	—	—	73,779,694
Industrials	41,796,350	—	—	41,796,350
Information Technology	14,517,462	—	—	14,517,462
Materials	26,622,531	—	—	26,622,531
Real Estate	16,868,297	—	—	16,868,297
Utilities	51,108,822	—	—	51,108,822
Short-Term Investment
Investment Company	12,852,036	—	—	12,852,036

Total Assets	$402,792,478	$—	$—	$402,792,478

Total Liabilities	$—	$—	$—	$—

Total	$402,792,478	$—	$—	$402,792,478

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,892,807
Aggregate gross unrealized depreciation	(114,864,858)

Net unrealized depreciation	$(106,972,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$509,764,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.8%)
Diversified Telecommunication Services (2.1%)
CenturyLink, Inc.	87,000	$823,020
Cincinnati Bell, Inc.*	72,957	1,068,091
Koninklijke KPN NV	100,000	239,193
North State Telecommunications Corp., Class B	20,000	1,480,000

		3,610,304

Entertainment (0.5%)
Liberty Media Corp.-Liberty Braves, Class A*	20,000	390,000
Liberty Media Corp.-Liberty Braves, Class C*	12,000	228,720
Madison Square Garden Co. (The), Class A*	1,300	274,833

		893,553

Media (5.2%)
AH Belo Corp., Class A	111,000	190,920
AMC Networks, Inc., Class A*	7,000	170,170
Beasley Broadcast Group, Inc., Class A	50,000	92,500
Central European Media Enterprises Ltd., Class A*	850,000	2,660,500
Clear Channel Outdoor Holdings, Inc.*	631,378	404,082
DISH Network Corp., Class A*	37,000	739,630
EW Scripps Co. (The), Class A	119,000	897,260
Fox Corp., Class B	74,000	1,693,120
Liberty Global plc, Class A*	16,000	264,160
Liberty Global plc, Class C*	17,000	267,070
Loral Space & Communications, Inc.*	33,000	536,250
Telenet Group Holding NV	25,000	753,546

		8,669,208

Wireless Telecommunication Services (6.0%)
Millicom International Cellular SA	40,000	1,136,000
Sprint Corp.*	478,500	4,124,670
Telephone & Data Systems, Inc.	14,000	234,640
T-Mobile US, Inc.*	33,000	2,768,700
United States Cellular Corp.*	58,000	1,698,820

		9,962,830

Total Communication Services		23,135,895

Consumer Discretionary (4.5%)
Diversified Consumer Services (0.2%)
ServiceMaster Global Holdings, Inc.*	12,000	324,000

Hotels, Restaurants & Leisure (1.5%)
Caesars Entertainment Corp.*	275,000	1,859,000
Cherry AB, Class B(r)(x)*	40,000	351,780
Dover Motorsports, Inc.	93,999	117,499
Eldorado Resorts, Inc.(x)*	1,500	21,600
Stars Group, Inc. (The)(x)*	4,000	81,680

		2,431,559

Household Durables (1.9%)
Lennar Corp., Class B	37,000	1,070,040
Nobility Homes, Inc.	10,000	221,000
Sony Corp. (ADR)	32,000	1,893,760
Taylor Morrison Home Corp., Class A*	2,480	27,280

		3,212,080

Internet & Direct Marketing Retail (0.9%)
Altaba, Inc.(x)*	72,200	1,498,150

Specialty Retail (0.0%)
Swedol AB, Class B	13,000	61,143

Total Consumer Discretionary		7,526,932

Consumer Staples (3.6%)
Beverages (2.5%)
Craft Brew Alliance, Inc.(x)*	255,000	3,799,500
National Beverage Corp.(x)*	8,500	362,525

		4,162,025

Food Products (1.1%)
GrainCorp Ltd., Class A*	16,000	30,264
Premier Foods plc*	1,650,049	496,994
Tootsie Roll Industries, Inc.(x)	37,594	1,351,879
United Malt Grp Ltd.*	16,000	43,303

		1,922,440

Total Consumer Staples		6,084,465

Energy (3.6%)
Energy Equipment & Services (0.0%)
KLX Energy Services Holdings, Inc.(x)*	64,000	44,800

Oil, Gas & Consumable Fuels (3.6%)
Alvopetro Energy Ltd.*	280,000	119,378
Gulf Coast Ultra Deep Royalty Trust	550,000	9,075
Noble Energy, Inc.	19,999	120,794
Tallgrass Energy LP, Class A	350,000	5,761,000

		6,010,247

Total Energy		6,055,047

Financials (1.7%)
Banks (0.8%)
Flushing Financial Corp.	70,000	935,200
Horizon Bancorp, Inc.	10,000	98,600
Sterling Bancorp	30,000	313,500

		1,347,300

Capital Markets (0.9%)
BKF Capital Group, Inc.*	2,434	21,906
Bolsas y Mercados Espanoles SHMSF SA	2,515	91,595
Legg Mason, Inc.	26,000	1,270,100

		1,383,601

Insurance (0.0%)
Topdanmark A/S	1,000	40,402

Total Financials		2,771,303

Health Care (7.5%)
Biotechnology (1.9%)
Forty Seven, Inc.*	100	9,542
Grifols SA (ADR)	24,000	483,360
Idorsia Ltd.(x)*	15,000	390,375
Ra Pharmaceuticals, Inc.*	48,000	2,304,480

		3,187,757

Health Care Equipment & Supplies (0.8%)
ICU Medical, Inc.*	500	100,885
Innocoll Holdings plc(r)(x)*	125,000	—
Wright Medical Group NV*	45,000	1,289,250

		1,390,135

Health Care Providers & Services (0.0%)
American Medical Alert Corp.(r)*	140,898	—

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	200	54,624
Pacific Biosciences of California, Inc.*	320,000	979,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	13,000	$540,800

		1,574,624

Pharmaceuticals (3.8%)
Akorn, Inc.*	195,000	109,434
Allergan plc	22,000	3,896,200
Bristol-Myers Squibb Co.	29,000	1,616,460
Mylan NV*	47,000	700,770

		6,322,864

Total Health Care		12,475,380

Industrials (10.8%)
Aerospace & Defense (2.1%)
Hexcel Corp.	57,000	2,119,830
Raytheon Co.	4,000	524,600
United Technologies Corp.	10,000	943,300

		3,587,730

Machinery (6.5%)
CIRCOR International, Inc.*	28,000	325,640
EnPro Industries, Inc.	17,000	672,860
Haldex AB	33,000	84,881
Mueller Industries, Inc.	28,000	670,320
Mueller Water Products, Inc., Class A	50,000	400,500
Navistar International Corp.*	102,000	1,681,980
Park-Ohio Holdings Corp.	2,500	47,350
Showa Aircraft Industry Co. Ltd.(x)	50,000	985,180
WABCO Holdings, Inc.*	44,000	5,942,200

		10,810,911

Road & Rail (0.7%)
Hertz Global Holdings, Inc.*	200,000	1,236,000

Trading Companies & Distributors (1.5%)
Herc Holdings, Inc.*	88,000	1,800,480
Kaman Corp.	18,000	692,460

		2,492,940

Total Industrials		18,127,581

Information Technology (11.3%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	25,000	1,679,500
Digi International, Inc.*	25,000	238,500
Gilat Satellite Networks Ltd.*	100	709

		1,918,709

Electronic Equipment, Instruments & Components (3.0%)
Anixter International, Inc.*	100	8,787
CTS Corp.	7,500	186,675
Fitbit, Inc., Class A*	195,000	1,298,700
KEMET Corp.	15,000	362,400
Tech Data Corp.*	24,000	3,140,400

		4,996,962

IT Services (0.1%)
Altran Technologies SA	500	8,217
Business & Decision*	6,000	52,278
MoneyGram International, Inc.(x)*	74,600	97,726

		158,221

Semiconductors & Semiconductor Equipment (4.7%)
Adesto Technologies Corp.(x)*	14,000	156,660
AIXTRON SE*	20,000	175,650
Cypress Semiconductor Corp.	247,000	5,760,040
Mellanox Technologies Ltd.*	14,000	1,698,480

		7,790,830

Software (2.3%)
ForeScout Technologies, Inc.*	59,000	1,863,810
LogMeIn, Inc.	12,000	999,360
NortonLifeLock, Inc.	15,000	280,650
RIB Software SE	20,000	629,166

		3,772,986

Technology Hardware, Storage & Peripherals (0.1%)
Dell Technologies, Inc., Class C*	—@	13
Diebold Nixdorf, Inc.*	68,000	239,360

		239,373

Total Information Technology		18,877,081

Materials (5.7%)
Chemicals (2.6%)
OMNOVA Solutions, Inc.*	430,000	4,360,200

Construction Materials (1.4%)
Vulcan Materials Co.	22,000	2,377,540

Containers & Packaging (0.4%)
Greif, Inc., Class A	4,000	124,360
Myers Industries, Inc.	55,000	591,250

		715,610

Metals & Mining (0.4%)
Osisko Gold Royalties Ltd.(x)	20,000	149,222
Pan American Silver Corp.	30,000	431,678

		580,900

Paper & Forest Products (0.9%)
Canfor Corp.*	250,000	1,296,809
Norbord, Inc.(x)	10,000	118,312

		1,415,121

Total Materials		9,449,371

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Condor Hospitality Trust, Inc. (REIT)	102,661	421,937
Ryman Hospitality Properties, Inc. (REIT)	57,000	2,043,450
Taubman Centers, Inc. (REIT)	13,000	544,440

Total Real Estate		3,009,827

Utilities (9.6%)
Electric Utilities (5.0%)
El Paso Electric Co.	110,000	7,475,600
PNM Resources, Inc.	22,000	836,000

		8,311,600

Gas Utilities (2.3%)
AltaGas Canada, Inc.(x)	79,000	1,880,551
National Fuel Gas Co.	54,000	2,013,660

		3,894,211

Independent Power and Renewable Electricity Producers (0.5%)
Alerion Cleanpower SpA	11,000	54,326
TerraForm Power, Inc., Class A	44,200	697,034

		751,360

Multi-Utilities (0.6%)
Avista Corp.	24,000	1,019,760

Water Utilities (1.2%)
Severn Trent plc	72,000	2,030,720

Total Utilities		16,007,651

Total Common Stocks (73.9%) (Cost $157,835,117)		123,520,533

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	15,960	270,203

Total Preferred Stock (0.2%) (Cost $291,649)		270,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIP:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer LP (Cost $218,293)	18,187	$83,660

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Health Care (0.2%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR (r)*	20,000	30,376
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	40,500
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		85,396

Pharmaceuticals (0.1%)
ADOLOR Corp., CVR (r)*	40,000	—
Bristol-Myers Squibb Co., CVR *	51,000	193,800
Ocera Therapeutics, Inc., CVR (r)*	16,000	4,720
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		198,520

Total Health Care		283,916

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	40,095	15,727

Total Materials		15,727

Total Rights (0.2%) (Cost $146,100)		299,643

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (21.8%)
JPMorgan Prime Money Market Fund, IM Shares	36,510,237	36,513,888

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $500,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $510,000.xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,171,716, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35- 2/15/43; total market value $2,215,150.(xx)	2,171,715	2,171,715

Total Repurchase Agreements		2,971,715

Total Short-Term Investments (23.6%) (Cost $39,482,368)		39,485,603

Total Investments in Securities (97.9%) (Cost $197,973,527)		163,659,642
Other Assets Less Liabilities (2.1%)		3,465,489

Net Assets (100%)		$167,125,131

*	Non-income producing.

@	Shares are less than 0.5.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $5,726,471. This was collateralized by $3,264,547 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $2,971,715 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,143,156	$992,739	$—		$23,135,895
Consumer Discretionary	5,277,360	1,897,792	351,780		7,526,932
Consumer Staples	5,513,904	570,561	—		6,084,465
Energy	6,055,047	—	—		6,055,047
Financials	2,617,400	153,903	—		2,771,303
Health Care	12,085,005	390,375	—	(b)	12,475,380
Industrials	17,057,520	1,070,061	—		18,127,581
Information Technology	18,011,770	865,311	—		18,877,081
Materials	9,449,371	—	—		9,449,371
Real Estate	3,009,827	—	—		3,009,827
Utilities	13,922,605	2,085,046	—		16,007,651
Master Limited Partnership
Energy	83,660	—	—		83,660
Preferred Stock
Industrials	270,203	—	—		270,203
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	193,800	—	90,116		283,916
Materials	—	—	15,727		15,727
Short-Term Investments
Investment Company	36,513,888	—	—		36,513,888
Repurchase Agreements	—	2,971,715	—		2,971,715

Total Assets	$152,204,516	$10,997,503	$457,623		$163,659,642

Total Liabilities	$—	$—	$—		$—

Total	$152,204,516	$10,997,503	$457,623		$163,659,642

(a)	A security with a market value of $1,498,150 transferred from Level 3 to Level 2 at the end of the period due to observable pricing inputs.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,143,596
Aggregate gross unrealized depreciation	(43,382,370)

Net unrealized depreciation	$(34,238,774)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,898,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (1.3%)
Cincinnati Bell, Inc.*	730,000	$10,687,200
Consolidated Communications Holdings, Inc.	30,000	136,500
Iridium Communications, Inc.*	600,000	13,398,000
Verizon Communications, Inc.	100,000	5,373,000

		29,594,700

Entertainment (3.9%)
AMC Entertainment Holdings, Inc., Class A(x)	80,000	252,800
IMAX Corp.*	62,000	561,100
Liberty Media Corp.-Liberty Braves, Class A*	250,017	4,875,331
Liberty Media Corp.-Liberty Braves, Class C*	175,000	3,335,500
Live Nation Entertainment, Inc.*	573,000	26,048,580
Madison Square Garden Co. (The), Class A*	180,000	38,053,800
Marcus Corp. (The)	585,000	7,207,200
Reading International, Inc., Class A*	186,003	723,552
Reading International, Inc., Class B*	6,500	106,795
Take-Two Interactive Software, Inc.*	66,400	7,875,704
World Wrestling Entertainment, Inc., Class A(x)	29,000	983,970

		90,024,332

Interactive Media & Services (0.0%)
Cars.com, Inc.*	15,000	64,500

Media (3.1%)
AMC Networks, Inc., Class A*	64,000	1,555,840
Beasley Broadcast Group, Inc., Class A‡	630,025	1,165,546
Clear Channel Outdoor Holdings, Inc.*	1,104,800	707,072
Corus Entertainment, Inc., Class B(x)	345,000	615,327
Discovery, Inc., Class A(x)*	12,000	233,280
Discovery, Inc., Class C*	35,000	613,900
DISH Network Corp., Class A*	18,974	379,291
EW Scripps Co. (The), Class A	2,285,000	17,228,900
Gray Television, Inc.*	319,300	3,429,282
Gray Television, Inc., Class A*	37,077	440,475
Grupo Televisa SAB (ADR)	130,000	754,000
Interpublic Group of Cos., Inc. (The)	820,000	13,275,800
Liberty Global plc, Class A*	97,471	1,609,246
Liberty Global plc, Class C*	230,000	3,613,300
Liberty Latin America Ltd., Class A*	38,000	399,760
Liberty Latin America Ltd., Class C*	90,000	923,400
Loral Space & Communications, Inc.*	130,000	2,112,500
Meredith Corp.(x)	142,000	1,735,240
MSG Networks, Inc., Class A(x)*	670,015	6,834,153
Nexstar Media Group, Inc., Class A	31,000	1,789,630
Salem Media Group, Inc.	430,000	375,820
Sinclair Broadcast Group, Inc., Class A(x)	180,000	2,894,400
Sirius XM Holdings, Inc.(x)	1,000,000	4,940,000
Townsquare Media, Inc., Class A	151,000	696,110
WideOpenWest, Inc.*	275,026	1,309,124

		69,631,396

Wireless Telecommunication Services (0.8%)
Gogo, Inc.(x)*	470,000	996,400
Rogers Communications, Inc., Class B	200,000	8,306,000
Shenandoah Telecommunications Co.	119,000	5,860,750
United States Cellular Corp.*	95,000	2,782,550
VEON Ltd. (ADR)	700,000	1,057,000

		19,002,700

Total Communication Services		208,317,628

Consumer Discretionary (9.7%)
Auto Components (2.1%)
BorgWarner, Inc.	256,000	6,238,720
Cooper Tire & Rubber Co.	185,000	3,015,500
Dana, Inc.	1,070,000	8,356,700
Freni Brembo SpA(x)	1,000,000	7,447,772
Garrett Motion, Inc.*	283,000	809,380
Gentex Corp.	190,000	4,210,400
Modine Manufacturing Co.*	850,000	2,762,500
SORL Auto Parts, Inc.(x)*	95,000	394,250
Standard Motor Products, Inc.	145,000	6,027,650
Stoneridge, Inc.*	240,000	4,020,000
Strattec Security Corp.	151,028	2,185,375
Superior Industries International, Inc.	545,000	654,000
Tenneco, Inc., Class A(x)*	400,000	1,440,000

		47,562,247

Automobiles (0.1%)
Thor Industries, Inc.	4,000	168,720
Winnebago Industries, Inc.	100,000	2,781,000

		2,949,720

Distributors (0.1%)
Uni-Select, Inc.(x)	420,000	1,525,048

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	200,000	1,190,000

Hotels, Restaurants & Leisure (2.8%)
Biglari Holdings, Inc., Class A*	8,800	2,613,600
Biglari Holdings, Inc., Class B*	23,000	1,182,200
Boyd Gaming Corp.	1,180,000	17,015,600
Canterbury Park Holding Corp.‡	323,000	3,355,970
Cheesecake Factory, Inc. (The)(x)	415,000	7,088,200
Churchill Downs, Inc.	112,600	11,592,170
Cracker Barrel Old Country Store, Inc.(x)	6,000	499,320
Denny’s Corp.*	245,000	1,881,600
Dover Motorsports, Inc.	680,012	850,015
Full House Resorts, Inc.*	440,000	550,000
Golden Entertainment, Inc.*	180,000	1,189,800
Las Vegas Sands Corp.	121,000	5,138,870
Nathan’s Famous, Inc.	167,046	10,189,806

		63,147,151

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	335,000	1,825,750
Cavco Industries, Inc.*	159,000	23,045,460
Ethan Allen Interiors, Inc.	24,000	245,280
Hunter Douglas NV	20,000	903,148
La-Z-Boy, Inc.	314,000	6,452,700
Lennar Corp., Class B	105,000	3,036,600
Nobility Homes, Inc.	141,312	3,122,995
Skyline Champion Corp.*	155,000	2,430,400

		41,062,333

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	585,000	7,739,550
Lands’ End, Inc.(x)*	106,000	566,040
Stamps.com, Inc.*	12,700	1,652,016

		9,957,606

Leisure Products (0.2%)
Brunswick Corp.	60,000	2,122,200
Marine Products Corp.	263,070	2,125,606
Universal Entertainment Corp.	60,000	897,167

		5,144,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (2.0%)
Aaron’s, Inc.	156,000	$3,553,680
AutoNation, Inc.*	410,000	11,504,600
Barnes & Noble Education, Inc.*	24,200	32,912
Big 5 Sporting Goods Corp.(x)	165,000	176,550
Bowlin Travel Centers, Inc.*	77,200	250,128
Carvana Co.(x)*	6,000	330,540
GNC Holdings, Inc., Class A(x)*	210,000	98,301
Monro, Inc.	60,000	2,628,600
O’Reilly Automotive, Inc.*	10,000	3,010,500
Penske Automotive Group, Inc.	462,000	12,936,000
Pets at Home Group plc	260,000	838,788
Sally Beauty Holdings, Inc.*	500,000	4,040,000
Tractor Supply Co.	83,000	7,017,650

		46,418,249

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.	185,000	1,455,950
Movado Group, Inc.	85,000	1,004,700
Wolverine World Wide, Inc.	55,000	836,000

		3,296,650

Total Consumer Discretionary		222,253,977

Consumer Staples (6.7%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	6,500	2,389,140
Brown-Forman Corp., Class A	88,000	4,521,440
Crimson Wine Group Ltd.(x)*	360,000	2,104,200
Davide Campari-Milano SpA	700,000	5,035,113
National Beverage Corp.(x)*	56,000	2,388,400
Primo Water Corp.	800,000	7,248,000

		23,686,293

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	20,000	2,649,800
Ingles Markets, Inc., Class A‡	784,000	28,349,440
United Natural Foods, Inc.*	78,000	716,040
Village Super Market, Inc., Class A	113,300	2,784,914
Weis Markets, Inc.	77,699	3,236,940

		37,737,134

Food Products (2.5%)
Calavo Growers, Inc.	4,500	259,605
Farmer Brothers Co.*	145,000	1,009,200
Flowers Foods, Inc.	60,000	1,231,200
Hain Celestial Group, Inc. (The)*	500,000	12,985,000
Ingredion, Inc.	20,000	1,510,000
J&J Snack Foods Corp.	45,000	5,445,000
John B Sanfilippo & Son, Inc.	17,000	1,519,800
Lifeway Foods, Inc.(x)*	68,000	130,560
Limoneira Co.	14,000	183,400
Maple Leaf Foods, Inc.	112,000	2,031,010
Post Holdings, Inc.*	105,000	8,711,850
Rock Field Co. Ltd.(x)	385,000	5,233,854
Tootsie Roll Industries, Inc.(x)	476,000	17,116,960

		57,367,439

Household Products (1.3%)
Church & Dwight Co., Inc.	100,000	6,418,000
Energizer Holdings, Inc.(x)	43,000	1,300,750
Katy Industries, Inc.(r)*	300,000	—
Oil-Dri Corp. of America‡	426,800	14,272,192
WD-40 Co.	42,000	8,435,700

		30,426,642

Personal Products (0.2%)
Edgewell Personal Care Co.*	80,068	1,928,038
Revlon, Inc., Class A(x)*	22,000	240,460
United-Guardian, Inc.	139,500	2,015,775

		4,184,273

Total Consumer Staples		153,401,781

Energy (0.6%)
Energy Equipment & Services (0.4%)
Dril-Quip, Inc.*	180,000	5,490,000
KLX Energy Services Holdings, Inc.(x)*	230,000	161,000
Oceaneering International, Inc.*	140,000	411,600
RPC, Inc.(x)	650,000	1,339,000

		7,401,600

Oil, Gas & Consumable Fuels (0.2%)
Black Ridge Oil and Gas, Inc.*	1,516	3,032
CNX Resources Corp.*	224,000	1,191,680
Navigator Holdings Ltd.*	190,083	847,770
ONEOK, Inc.	138,000	3,009,780

		5,052,262

Total Energy		12,453,862

Financials (3.6%)
Banks (1.6%)
Ameris Bancorp	37,000	879,120
Atlantic Capital Bancshares, Inc.*	50,000	593,500
Boston Private Financial Holdings, Inc.	470,000	3,360,500
Cadence Bancorp	50,000	327,500
Eagle Bancorp, Inc.	55,000	1,661,550
First Bancorp	83,150	442,358
First Busey Corp.	23,000	393,530
First Horizon National Corp.	55,000	443,300
Flushing Financial Corp.	615,000	8,216,400
FNB Corp.	46,000	339,020
Hope Bancorp, Inc.	575,000	4,726,500
Huntington Bancshares, Inc.	250,000	2,052,500
Sandy Spring Bancorp, Inc.	32,000	724,480
Seacoast Banking Corp. of Florida*	35,000	640,850
ServisFirst Bancshares, Inc.	26,000	762,320
South State Corp.	8,000	469,840
Sterling Bancorp	746,000	7,795,700
Synovus Financial Corp.	81,060	1,423,414
Thomasville Bancshares, Inc.	15,960	730,170
Towne Bank	11,000	198,990
Trustmark Corp.	24,000	559,200
United Community Banks, Inc.	23,000	421,130

		37,161,872

Capital Markets (1.7%)
BKF Capital Group, Inc.*	13,000	117,000
Calamos Asset Management, Inc.(r)*	190,000	—
Charles Schwab Corp. (The)	90,000	3,025,800
Cohen & Steers, Inc.	320,000	14,544,000
Federated Hermes, Inc., Class B	80,000	1,524,000
GAM Holding AG(x)*	500,000	942,207
Janus Henderson Group plc	370,000	5,668,400
KKR & Co., Inc., Class A	154,000	3,614,380
PJT Partners, Inc., Class A	100,000	4,339,000
Pzena Investment Management, Inc., Class A	68,000	303,280
Waddell & Reed Financial, Inc., Class A(x)	485,000	5,519,300
Wright Investors’ Service Holdings, Inc.*	193,500	83,205

		39,680,572

Consumer Finance (0.0%)
Medallion Financial Corp.*	180,000	334,800

Insurance (0.2%)
Alleghany Corp.	3,295	1,819,993
Argo Group International Holdings Ltd.	70,000	2,594,200

		4,414,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	30,000	$348,300
Crazy Woman Creek Bancorp, Inc.	14,000	226,100
OceanFirst Financial Corp.	25,000	397,750

		972,150

Total Financials		82,563,587

Health Care (6.2%)
Biotechnology (0.1%)
Invitae Corp.(x)*	80,000	1,093,600
OPKO Health, Inc.(x)*	200,000	268,000

		1,361,600

Health Care Equipment & Supplies (5.3%)
Align Technology, Inc.*	300	52,185
Biolase, Inc.*	1	—
Cantel Medical Corp.	33,000	1,184,700
Cardiovascular Systems, Inc.*	40,000	1,408,400
CONMED Corp.	61,200	3,504,924
Cooper Cos., Inc. (The)	15,000	4,135,050
Cutera, Inc.*	674,000	8,802,440
DexCom, Inc.*	14,000	3,769,780
Heska Corp.*	29,000	1,603,700
ICU Medical, Inc.*	25,500	5,145,135
IntriCon Corp.(x)*	125,000	1,471,250
Masimo Corp.*	99,000	17,534,880
Meridian Bioscience, Inc.*	190,000	1,596,000
Neogen Corp.*	21,000	1,406,790
NuVasive, Inc.*	152,000	7,700,320
Nuvectra Corp.*	35,033	526
Orthofix Medical, Inc.*	60,000	1,680,600
Quidel Corp.*	422,200	41,295,382
STERIS plc	84,000	11,757,480
Surmodics, Inc.*	40,000	1,332,800
Wright Medical Group NV*	170,000	4,870,500

		120,252,842

Health Care Providers & Services (0.4%)
Chemed Corp.	5,700	2,469,240
Covetrus, Inc.*	16,000	130,240
Henry Schein, Inc.*	20,000	1,010,400
Owens & Minor, Inc.	100,000	915,000
Patterson Cos., Inc.	331,000	5,060,990

		9,585,870

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	82,000	445,260
Teladoc Health, Inc.(x)*	10,000	1,550,100

		1,995,360

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	7,011,200

Pharmaceuticals (0.0%)
Akorn, Inc.*	221,000	124,025
Cassava Sciences, Inc.*	1	4

		124,029

Total Health Care		140,330,901

Industrials (37.0%)
Aerospace & Defense (5.4%)
AAR Corp.	85,000	1,509,600
Aerojet Rocketdyne Holdings, Inc.*	1,634,000	68,350,220
Astronics Corp.*	9,000	82,620
Astronics Corp., Class B(x)*	22,937	208,725
Curtiss-Wright Corp.	223,000	20,607,430
Ducommun, Inc.*	86,020	2,137,597
HEICO Corp.	121,093	9,034,749
HEICO Corp., Class A	3,000	191,700
Innovative Solutions & Support, Inc.*	106,409	339,445
Moog, Inc., Class A	64,000	3,233,920
Moog, Inc., Class B	30,500	1,540,250
Park Aerospace Corp.	740,029	9,324,365
Textron, Inc.	287,000	7,654,290

		124,214,911

Building Products (1.5%)
AO Smith Corp.	80,000	3,024,800
Armstrong Flooring, Inc.*	519,200	742,456
Fortune Brands Home & Security, Inc.	14,000	605,500
Griffon Corp.	2,041,164	25,820,725
Johnson Controls International plc	120,000	3,235,200

		33,428,681

Commercial Services & Supplies (5.2%)
ACCO Brands Corp.	160,000	808,000
Casella Waste Systems, Inc., Class A*	170,000	6,640,200
Covanta Holding Corp.	205,000	1,752,750
IAA, Inc.*	436,000	13,062,560
KAR Auction Services, Inc.	440,000	5,280,000
Kimball International, Inc., Class B	130,000	1,548,300
Loomis AB, Class B	225,000	4,577,730
Matthews International Corp., Class A	215,074	5,202,640
McGrath RentCorp	23,000	1,204,740
Republic Services, Inc.	382,000	28,672,920
Rollins, Inc.	1,170,000	42,283,800
Team, Inc.*	1,262,894	8,208,811

		119,242,451

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	1,255,100
Arcosa, Inc.	76,000	3,020,240
Granite Construction, Inc.	22,000	333,960
Valmont Industries, Inc.	10,000	1,059,800

		5,669,100

Electrical Equipment (1.8%)
Allied Motion Technologies, Inc.	15,810	374,697
AMETEK, Inc.	341,000	24,558,820
AZZ, Inc.	78,003	2,193,444
Rockwell Automation, Inc.	90,000	13,581,900
SGL Carbon SE*	15,000	41,016
Vicor Corp.*	15,000	668,100

		41,417,977

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	80,000	1,698,400
Roper Technologies, Inc.	26,500	8,262,965

		9,961,365

Machinery (15.1%)
Albany International Corp., Class A	42,000	1,987,860
Altra Industrial Motion Corp.	38,000	664,620
Astec Industries, Inc.	452,000	15,806,440
Chart Industries, Inc.*	146,000	4,231,080
CIRCOR International, Inc.*	630,000	7,326,900
CNH Industrial NV	2,690,000	15,090,900
Crane Co.	555,000	27,294,900
Donaldson Co., Inc.	216,000	8,344,080
Eastern Co. (The)	226,000	4,407,000
Enerpac Tool Group Corp.	10,000	165,500
EnPro Industries, Inc.	320,709	12,693,662
Federal Signal Corp.	624,000	17,022,720
Flowserve Corp.	104,000	2,484,560
Franklin Electric Co., Inc.	260,000	12,253,800
Gorman-Rupp Co. (The)	370,000	11,547,700
Graco, Inc.	450,000	21,928,500
Hyster-Yale Materials Handling, Inc.	5,000	200,450
IDEX Corp.	98,000	13,534,780
Interpump Group SpA	220,000	5,308,731
Kennametal, Inc.	242,000	4,506,040
LB Foster Co., Class A*	69,043	853,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.(x)	105,000	$7,245,000
Lindsay Corp.	63,500	5,815,330
LS Starrett Co. (The), Class A*	306,000	991,440
Lydall, Inc.*	31,000	200,260
Manitowoc Co., Inc. (The)*	30,000	255,000
Middleby Corp. (The)*	4,800	273,024
Mueller Industries, Inc.	1,474,660	35,303,360
Mueller Water Products, Inc., Class A	1,420,000	11,374,200
Navistar International Corp.*	915,000	15,088,350
Nordson Corp.	40,000	5,402,800
Park-Ohio Holdings Corp.	497,000	9,413,180
Spartan Motors, Inc.	290,000	3,743,900
Standex International Corp.	65,700	3,220,614
Tennant Co.	279,000	16,168,050
Toro Co. (The)	48,000	3,124,320
Trinity Industries, Inc.	108,000	1,735,560
Twin Disc, Inc.*	420,000	2,931,600
Watts Water Technologies, Inc., Class A	330,000	27,934,500
Welbilt, Inc.*	48,000	246,240
Woodward, Inc.	95,000	5,646,800

		343,767,123

Road & Rail (0.9%)
Hertz Global Holdings, Inc.*	3,435,000	21,228,300

Trading Companies & Distributors (6.2%)
GATX Corp.	840,000	52,550,400
H&E Equipment Services, Inc.	14,000	205,520
Herc Holdings, Inc.*	1,362,000	27,866,520
Kaman Corp.	998,000	38,393,060
Lawson Products, Inc.*	100,000	2,672,000
Rush Enterprises, Inc., Class B‡	515,000	15,712,650
Titan Machinery, Inc.*	51,000	443,190
United Rentals, Inc.*	27,000	2,778,300

		140,621,640

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.	80,000	2,020,000
Signature Aviation plc	1,720,000	3,513,020

		5,533,020

Total Industrials		845,084,568

Information Technology (4.0%)
Communications Equipment (0.1%)
Communications Systems, Inc.	415,514	1,853,192
EchoStar Corp., Class A*	30,000	959,100
Plantronics, Inc.(x)	23,000	231,380

		3,043,672

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	111,124	5,956,247
Bel Fuse, Inc., Class A‡	162,000	1,134,000
CTS Corp.	1,000,000	24,890,000
Daktronics, Inc.	130,000	640,900
Itron, Inc.*	65,000	3,628,950
KEMET Corp.	20,000	483,200
Landis+Gyr Group AG(x)*	13,000	896,025
Littelfuse, Inc.	57,000	7,604,940
Trans-Lux Corp.*	119,340	55,493

		45,289,755

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,080	1,320,141
Steel Connect, Inc.*	600,000	450,000

		1,770,141

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.	535,000	12,476,200

Software (0.7%)
Fortinet, Inc.*	26,000	2,630,420
GTY Technology Holdings, Inc.(x)*	100,000	452,000
Tyler Technologies, Inc.*	41,000	12,158,960

		15,241,380

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	135,000	1,040,850
Avid Technology, Inc.*	81,318	547,270
Diebold Nixdorf, Inc.*	1,670,000	5,878,400
Stratasys Ltd.(x)*	395,000	6,300,250
TransAct Technologies, Inc.	80,000	248,800

		14,015,570

Total Information Technology		91,836,718

Materials (7.3%)
Chemicals (4.6%)
Albemarle Corp.(x)	28,000	1,578,360
Ashland Global Holdings, Inc.	58,000	2,904,060
Core Molding Technologies, Inc.(x)*	345,000	531,300
Element Solutions, Inc.*	65,000	543,400
Ferro Corp.*	2,040,000	19,094,400
FMC Corp.	30,000	2,450,700
GCP Applied Technologies, Inc.*	555,031	9,879,552
HB Fuller Co.	285,000	7,960,050
Huntsman Corp.	130,000	1,875,900
Livent Corp.*	35,059	184,060
Minerals Technologies, Inc.	185,000	6,708,100
NewMarket Corp.	15,200	5,819,624
Olin Corp.(x)	130,000	1,517,100
OMNOVA Solutions, Inc.*	210,000	2,129,400
Quaker Chemical Corp.(x)	5,000	631,400
Scotts Miracle-Gro Co. (The)	79,000	8,089,600
Sensient Technologies Corp.	228,895	9,959,221
Takasago International Corp.	40,000	747,609
Tredegar Corp.	1,300,000	20,319,000
Valvoline, Inc.	164,720	2,156,185

		105,079,021

Containers & Packaging (1.4%)
Greif, Inc., Class A	212,030	6,592,012
Myers Industries, Inc.	1,605,000	17,253,750
Sonoco Products Co.	155,000	7,184,250

		31,030,012

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	620,000	5,270,000
Ampco-Pittsburgh Corp.*	410,000	1,025,000
Barrick Gold Corp.	24,000	439,680
Haynes International, Inc.	40,000	824,400
Kinross Gold Corp.*	45,000	179,100
Materion Corp.	290,000	10,152,900
TimkenSteel Corp.*	805,000	2,600,150

		20,491,230

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	580,000	9,964,400

Total Materials		166,564,663

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Ryman Hospitality Properties, Inc. (REIT)	685,000	24,557,250
Seritage Growth Properties (REIT), Class A(x)*	110,000	1,002,100

		25,559,350

Real Estate Management & Development (1.4%)
Capital Properties, Inc., Class A	67,000	954,750
Griffin Industrial Realty, Inc.‡	331,024	10,824,485
Gyrodyne LLC*	3,000	42,900
St Joe Co. (The)*	858,000	14,397,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	396,000	$5,567,760

		31,787,135

Total Real Estate		57,346,485

Utilities (8.7%)
Electric Utilities (4.9%)
El Paso Electric Co.	655,000	44,513,800
Evergy, Inc.	150,000	8,257,500
Otter Tail Corp.	302,000	13,426,920
PNM Resources, Inc.	1,221,000	46,398,000

		112,596,220

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	514,260
National Fuel Gas Co.	175,000	6,525,750
Northwest Natural Holding Co.	32,000	1,976,000
ONE Gas, Inc.	40,000	3,344,800
Southwest Gas Holdings, Inc.	421,000	29,284,760

		41,645,570

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	240,000	3,264,000
Ormat Technologies, Inc.	84,000	5,683,440

		8,947,440

Multi-Utilities (1.2%)
Black Hills Corp.	189,000	12,101,670
NorthWestern Corp.	270,000	16,154,100

		28,255,770

Water Utilities (0.4%)
Cadiz, Inc.(x)*	10,000	116,700
SJW Group	104,000	6,008,080
York Water Co. (The)	43,500	1,890,510

		8,015,290

Total Utilities		199,460,290

Total Common Stocks (95.4%) (Cost $1,549,388,768)		2,179,614,460

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	100,000	1,693,000

Total Preferred Stock (0.1%) (Cost $2,400,000)		1,693,000

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	877,500	—

Total Communication Services		—

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	115,000	45,109

Total Materials		45,109

Total Rights (0.0%) (Cost $204,018)		45,109

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	7,610,139	7,610,900

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	$5,000,000
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $3,000,002, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $3,060,000.(xx)	3,000,000	3,000,000
Cantor Fitzgerald & Co., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 4/23/20-2/15/30; total market value $5,100,005.(xx)	5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,400,010, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,448,000.(xx)	2,400,000	2,400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,333,287, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $5,439,952.(xx)	5,333,285	5,333,285
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $2,167,607.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $7,000,136, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $7,140,000.(xx)	7,000,000	7,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $3,000,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $3,333,108.(xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		34,733,285

Total Short-Term Investments (1.8%) (Cost $42,344,185)		42,344,185

Total Investments in Securities (97.3%) (Cost $1,594,336,971)		2,223,696,754
Other Assets Less Liabilities (2.7%)		61,024,533

Net Assets (100%)		$2,284,721,287

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $53,944,418. This was collateralized by $21,986,313 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/9/20-2/15/49 and by cash of $34,733,285 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A	630,025	1,946,777	—	—	—	(781,231)	1,165,546	31,501	—
Consumer Discretionary
Hotels, Restaurants & Leisure
Canterbury Park Holding Corp.	323,000	4,005,200	—	—	—	(649,230)	3,355,970	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	784,000	37,247,840	—	—	—	(8,898,400)	28,349,440	129,360	—
Household Products
Oil-Dri Corp. of America	426,800	15,623,750	—	(158,799)	83,108	(1,275,867)	14,272,192	106,766	—
Industrials
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	515,000	23,622,330	—	(82,337)	5,349	(7,832,692)	15,712,650	66,950	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	162,000	2,597,856	900	(2,921)	(1,751)	(1,460,084)	1,134,000	9,742	—
Real Estate
Real Estate Management & Development
Griffin Industrial Realty, Inc.	331,024	12,894,170	171,926	—	—	(2,241,611)	10,824,485	—	—

Total		97,937,923	172,826	(244,057)	86,706	(23,139,115)	74,814,283	344,319	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$207,770,358	$547,270	$—		$208,317,628
Consumer Discretionary	188,409,213	33,844,764	—		222,253,977
Consumer Staples	141,117,039	12,284,742	—	(a)	153,401,781
Energy	12,450,830	3,032	—		12,453,862
Financials	80,464,905	2,098,682	—	(a)	82,563,587
Health Care	140,330,901	—	—		140,330,901
Industrials	828,903,656	16,180,912	—		845,084,568
Information Technology	88,431,059	3,405,659	—		91,836,718
Materials	164,260,754	2,303,909	—		166,564,663
Real Estate	45,524,350	11,822,135	—		57,346,485
Utilities	199,460,290	—	—		199,460,290
Preferred Stock
Industrials	1,693,000	—	—		1,693,000
Rights
Communication Services	—	—	—	(a)	—	(a)
Materials	—	—	45,109		45,109
Short-Term Investments
Investment Company	7,610,900	—	—		7,610,900
Repurchase Agreements	—	34,733,285	—		34,733,285

Total Assets	$2,106,427,255	$117,224,390	$45,109		$2,223,696,754

Total Liabilities	$—	$—	$—		$—

Total	$2,106,427,255	$117,224,390	$45,109		$2,223,696,754

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,037,859,310
Aggregate gross unrealized depreciation	(409,962,522)

Net unrealized appreciation	$627,896,788

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,595,799,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (81.3%)
Communication Services (16.7%)
Diversified Telecommunication Services (6.3%)
Altice France SA
7.375%, 5/1/26§	$325,000	$324,594
CCO Holdings LLC
5.875%, 4/1/24§	575,000	587,937
5.375%, 5/1/25§	419,000	429,559
5.750%, 2/15/26§	414,000	421,763
5.875%, 5/1/27§	366,000	376,751
5.000%, 2/1/28§	225,000	225,563
5.375%, 6/1/29§	100,000	102,855
4.750%, 3/1/30§	1,088,000	1,082,560
4.500%, 8/15/30§	125,000	122,500
4.500%, 5/1/32§	550,000	536,360
CenturyLink, Inc.
5.125%, 12/15/26§	662,000	662,000
4.000%, 2/15/27§	263,000	255,110
Series G
6.875%, 1/15/28	375,000	384,375
Series W
6.750%, 12/1/23	178,000	188,956
Cincinnati Bell, Inc.
7.000%, 7/15/24§	725,000	729,531
Front Range BidCo, Inc.
4.000%, 3/1/27§	1,723,000	1,658,387
6.125%, 3/1/28§	897,000	852,150
Level 3 Financing, Inc.
5.375%, 8/15/22	867,000	871,335
5.125%, 5/1/23	350,000	346,500
Sprint Capital Corp.
8.750%, 3/15/32	392,000	517,930
Virgin Media Finance plc
6.000%, 10/15/24§	800,000	788,000
5.750%, 1/15/25§	850,000	820,250

		12,284,966

Entertainment (0.7%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	98,000	86,118
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	714,000	657,094
5.625%, 3/15/26§	150,000	132,000
4.750%, 10/15/27§	200,000	177,000
Netflix, Inc.
4.875%, 6/15/30§	365,000	372,756

		1,424,968

Interactive Media & Services (0.5%)
Match Group, Inc.
6.375%, 6/1/24	358,000	365,160
Rackspace Hosting, Inc.
8.625%, 11/15/24§	710,000	631,687

		996,847

Media (7.1%)
AMC Networks, Inc.
5.000%, 4/1/24	500,000	487,500
Charter Communications Operating LLC
4.908%, 7/23/25	256,000	270,932
Cinemark USA, Inc.
4.875%, 6/1/23	550,000	411,125
CSC Holdings LLC
5.250%, 6/1/24	50,000	50,500
5.375%, 2/1/28§	400,000	410,000
7.500%, 4/1/28§	850,000	904,544
5.750%, 1/15/30§	525,000	532,718
Diamond Sports Group LLC
5.375%, 8/15/26§	962,000	781,625
6.625%, 8/15/27(x)§	1,664,000	1,112,800
DISH DBS Corp.
5.875%, 7/15/22	326,000	319,317
Getty Images, Inc.
9.750%, 3/1/27§	408,000	386,219
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	253,000	179,946
Meredith Corp.
6.875%, 2/1/26(x)	493,000	431,893
National CineMedia LLC
5.875%, 4/15/28§	159,000	109,511
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	322,000	305,498
5.625%, 7/15/27§	697,000	680,446
Outfront Media Capital LLC
5.000%, 8/15/27§	450,000	418,626
4.625%, 3/15/30§	50,000	44,750
Quebecor Media, Inc.
5.750%, 1/15/23	930,000	950,832
Sinclair Television Group, Inc.
5.625%, 8/1/24§	244,000	224,785
5.500%, 3/1/30§	884,000	729,300
Sirius XM Radio, Inc.
4.625%, 5/15/23§	650,000	648,375
4.625%, 7/15/24§	358,000	363,345
5.375%, 4/15/25§	232,000	236,060
TEGNA, Inc.
5.500%, 9/15/24§	280,000	273,700
Univision Communications, Inc.
6.750%, 9/15/22§	514,000	481,875
Ziggo Bond Co. BV
6.000%, 1/15/27§	725,000	706,875
5.125%, 2/28/30§	200,000	190,000
Ziggo BV
5.500%, 1/15/27§	1,022,000	1,022,000

		13,665,097

Wireless Telecommunication Services (2.1%)
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	135,337
6.000%, 11/15/22	250,000	259,063
Sprint Corp.
7.875%, 9/15/23	445,000	489,500
7.125%, 6/15/24	1,411,000	1,548,784
7.625%, 3/1/26	268,000	302,987
7.250%, 2/1/28§	286,000	286,000
T-Mobile USA, Inc.
6.000%, 3/1/23	492,000	494,711
6.000%, 4/15/24	272,000	277,133
6.375%, 3/1/25	269,000	274,380

		4,067,895

Total Communication Services		32,439,773

Consumer Discretionary (7.1%)
Auto Components (0.6%)
Icahn Enterprises LP
5.250%, 5/15/27	384,000	354,720
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	600,000	552,000
8.500%, 5/15/27§	232,000	202,107

		1,108,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Distributors (0.4%)
Performance Food Group, Inc.
5.500%, 6/1/24§	$196,000	$182,280
5.500%, 10/15/27§	282,000	260,850
Univar Solutions USA, Inc.
5.125%, 12/1/27§	302,000	264,250

		707,380

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	156,250
Service Corp. International
5.375%, 5/15/24	98,000	99,470
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	525,000	518,438
Sotheby’s
7.375%, 10/15/27(x)§	525,000	418,031

		1,192,189

Hotels, Restaurants & Leisure (4.2%)
1011778 BC ULC
4.250%, 5/15/24§	98,000	98,490
5.000%, 10/15/25§	1,510,000	1,453,375
4.375%, 1/15/28§	125,000	116,250
Boyd Gaming Corp.
6.000%, 8/15/26	350,000	301,000
4.750%, 12/1/27§	125,000	103,125
Boyne USA, Inc.
7.250%, 5/1/25§	675,000	637,875
Caesars Resort Collection LLC
5.250%, 10/15/25§	700,000	505,540
Churchill Downs, Inc.
5.500%, 4/1/27§	366,000	340,380
Eldorado Resorts, Inc.
7.000%, 8/1/23	560,000	509,600
6.000%, 9/15/26	312,000	281,580
Golden Entertainment, Inc.
7.625%, 4/15/26§	337,000	222,420
LTF Merger Sub, Inc.
8.500%, 6/15/23§	850,000	697,000
Scientific Games International, Inc.
5.000%, 10/15/25§	500,000	438,750
7.000%, 5/15/28§	207,000	127,822
7.250%, 11/15/29§	184,000	110,400
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	238,000	202,300
Speedway Motorsports LLC
4.875%, 11/1/27§	475,000	434,922
Stars Group Holdings BV
7.000%, 7/15/26§	272,000	257,394
Station Casinos LLC
5.000%, 10/1/25§	1,077,000	896,936
4.500%, 2/15/28§	239,000	193,590
Yum! Brands, Inc.
7.750%, 4/1/25§	289,000	302,005

		8,230,754

Internet & Direct Marketing Retail (0.2%)
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	546,000	443,625

Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30§	103,000	88,065
DriveTime Automotive Group, Inc.
8.000%, 6/1/21§	675,000	607,500
eG Global Finance plc
8.500%, 10/30/25§	372,000	331,080
KGA Escrow LLC
7.500%, 8/15/23§	394,000	354,750
Michaels Stores, Inc.
8.000%, 7/15/27(x)§	60,000	44,400
Penske Automotive Group, Inc.
5.750%, 10/1/22	229,000	212,970
SRS Distribution, Inc.
8.250%, 7/1/26§	95,000	72,556
Staples, Inc.
7.500%, 4/15/26§	170,000	149,813
10.750%, 4/15/27§	228,000	174,659

		2,035,793

Total Consumer Discretionary		13,718,568

Consumer Staples (3.7%)
Food & Staples Retailing (0.3%)
US Foods, Inc.
5.875%, 6/15/24§	580,000	527,075

Food Products (2.2%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	263,675
5.250%, 9/15/27	190,000	184,300
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	374,000	323,510
JBS USA Lux SA
6.750%, 2/15/28§	382,000	407,013
Kraft Heinz Foods Co.
4.875%, 2/15/25§	458,000	455,224
6.750%, 3/15/32(e)	32,000	36,343
6.875%, 1/26/39	198,000	225,064
4.375%, 6/1/46	306,000	274,132
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	59,170
4.875%, 11/1/26§	316,000	321,097
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	360,000	360,900
Post Holdings, Inc.
5.000%, 8/15/26§	275,000	283,016
5.750%, 3/1/27§	410,000	420,131
4.625%, 4/15/30§	255,000	244,163
Sigma Holdco BV
7.875%, 5/15/26§	592,000	531,320

		4,389,058

Household Products (0.8%)
Central Garden & Pet Co.
6.125%, 11/15/23	239,000	231,531
Energizer Holdings, Inc.
5.500%, 6/15/25§	428,000	429,070
7.750%, 1/15/27§	264,000	272,897
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	725,000	594,500

		1,527,998

Personal Products (0.4%)
Prestige Brands, Inc.
6.375%, 3/1/24§	658,000	671,752
5.125%, 1/15/28§	129,000	129,039

		800,791

Total Consumer Staples		7,244,922

Energy (5.9%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.750%, 12/15/23	240,000	91,200
7.125%, 1/15/26§	208,000	77,740

		168,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Oil, Gas & Consumable Fuels (5.8%)
American Midstream Partners LP
9.500%, 12/15/21(e)§		$801,000	$744,930
Antero Midstream Partners LP
5.750%, 3/1/27§		275,000	176,000
5.750%, 1/15/28§		150,000	96,000
Antero Resources Corp.
5.625%, 6/1/23		337,000	134,800
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§		306,000	172,125
7.000%, 11/1/26§		400,000	118,000
Blue Racer Midstream LLC
6.125%, 11/15/22§		655,000	491,250
6.625%, 7/15/26§		379,000	218,103
Buckeye Partners LP
4.125%, 3/1/25§		150,000	125,793
4.500%, 3/1/28§		325,000	265,687
Calumet Specialty Products Partners LP
11.000%, 4/15/25(x)§		298,000	213,079
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)		564,000	315,953
5.625%, 5/1/27§		136,000	74,760
CrownRock LP
5.625%, 10/15/25§		682,000	350,378
Delek Logistics Partners LP
6.750%, 5/15/25		537,000	527,603
Diamondback Energy, Inc.
2.875%, 12/1/24		50,000	34,375
Endeavor Energy Resources LP
5.750%, 1/30/28§		525,000	346,500
Enviva Partners LP
6.500%, 1/15/26§		400,000	392,000
Genesis Energy LP
5.625%, 6/15/24		204,000	141,270
7.750%, 2/1/28		533,000	369,742
Hess Midstream Operations LP
5.625%, 2/15/26§		275,000	192,500
Hilcorp Energy I LP
6.250%, 11/1/28§		344,000	147,920
Holly Energy Partners LP
5.000%, 2/1/28§		755,000	633,483
Indigo Natural Resources LLC
6.875%, 2/15/26§		208,000	128,960
Jagged Peak Energy LLC
5.875%, 5/1/26		250,000	186,637
Matador Resources Co.
5.875%, 9/15/26		200,000	58,600
MEG Energy Corp.
7.125%, 2/1/27§		625,000	308,825
NuStar Logistics LP
6.000%, 6/1/26		125,000	91,250
Parsley Energy LLC
4.125%, 2/15/28§		50,000	34,000
PBF Logistics LP
6.875%, 5/15/23		606,000	375,720
PDC Energy, Inc.
5.750%, 5/15/26(x)		450,000	225,562
Southern Star Central Corp.
5.125%, 7/15/22§		857,000	858,268
Southwestern Energy Co.
7.750%, 10/1/27		245,000	161,700
Summit Midstream Holdings LLC
5.500%, 8/15/22		524,000	100,870
Sunoco LP
4.875%, 1/15/23		475,000	446,500
5.500%, 2/15/26		225,000	194,688
6.000%, 4/15/27		375,000	322,500
Targa Resources Partners LP
6.750%, 3/15/24		566,000	506,513
5.875%, 4/15/26		94,000	77,903
5.500%, 3/1/30§		400,000	309,960
Viper Energy Partners LP
5.375%, 11/1/27§		100,000	83,750
WPX Energy, Inc.
5.750%, 6/1/26		450,000	258,750
4.500%, 1/15/30(x)		316,000	171,588

			11,184,795

Total Energy			11,353,735

Financials (10.3%)
Banks (0.0%)
CIT Group, Inc.
5.000%, 8/15/22		50,000	48,375

Capital Markets (0.6%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§		975,000	949,029
MSCI, Inc.
4.750%, 8/1/26§		236,000	237,180

			1,186,209

Consumer Finance (1.8%)
Ally Financial, Inc.
5.750%, 11/20/25		225,000	219,971
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§		186,000	147,285
Curo Group Holdings Corp.
8.250%, 9/1/25§		324,000	227,610
Enova International, Inc.
8.500%, 9/1/24§		354,000	309,750
Ford Motor Credit Co. LLC
3.087%, 1/9/23		550,000	506,000
4.375%, 8/6/23		200,000	182,820
3.810%, 1/9/24		200,000	181,000
Lincoln Financing SARL
3.625%, 4/1/24§	EUR	225,000	204,015
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§		$366,000	277,370
Springleaf Finance Corp.
7.125%, 3/15/26		600,000	585,000
6.625%, 1/15/28		675,000	637,875
5.375%, 11/15/29		100,000	91,500

			3,570,196

Diversified Financial Services (2.2%)
Cardtronics, Inc.
5.500%, 5/1/25§		330,000	309,787
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		1,200,000	1,056,000
Oxford Finance LLC
6.375%, 12/15/22§		950,000	923,875
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§		1,245,000	1,304,138
8.250%, 11/15/26§		280,000	297,122
Verscend Escrow Corp.
9.750%, 8/15/26§		332,000	330,961

			4,221,883

Insurance (3.0%)
Acrisure LLC
8.125%, 2/15/24§		909,000	891,093
7.000%, 11/15/25§		1,809,000	1,533,127
AssuredPartners, Inc.
7.000%, 8/15/25§		675,000	610,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§		$1,300,000	$1,282,515
HUB International Ltd.
7.000%, 5/1/26§		250,000	247,188
NFP Corp.
6.875%, 7/15/25§		875,000	858,051
USI, Inc.
6.875%, 5/1/25§		329,000	312,550

			5,735,399

Thrifts & Mortgage Finance (2.7%)
Freedom Mortgage Corp.
8.250%, 4/15/25§		714,000	567,630
Ladder Capital Finance Holdings LLLP (REIT)
5.250%, 10/1/25§		1,222,000	1,003,934
4.250%, 2/1/27§		375,000	288,750
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§		900,000	855,000
6.000%, 1/15/27§		300,000	246,000
Provident Funding Associates LP
6.375%, 6/15/25§		1,100,000	921,250
Quicken Loans, Inc.
5.750%, 5/1/25§		625,000	620,312
5.250%, 1/15/28§		650,000	640,250

			5,143,126

Total Financials			19,905,188

Health Care (6.0%)
Health Care Equipment & Supplies (0.2%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§		296,000	298,960

Health Care Providers & Services (3.8%)
Centene Corp.
5.375%, 6/1/26§		373,000	382,478
5.375%, 8/15/26§		328,000	334,560
4.250%, 12/15/27§		100,000	98,000
4.625%, 12/15/29§		192,000	192,960
DaVita, Inc.
5.125%, 7/15/24		575,000	572,913
Encompass Health Corp.
5.750%, 11/1/24		773,000	773,000
5.750%, 9/15/25		275,000	275,000
Envision Healthcare Corp.
8.750%, 10/15/26§		274,000	67,130
Hadrian Merger Sub, Inc.
8.500%, 5/1/26§		179,000	133,355
HCA, Inc.
7.690%, 6/15/25		254,000	274,320
LifePoint Health, Inc.
4.375%, 2/15/27§		525,000	499,800
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§		701,000	574,820
Radiology Partners, Inc.
9.250%, 2/1/28§		375,000	334,687
Surgery Center Holdings, Inc.
6.750%, 7/1/25§		304,000	212,800
10.000%, 4/15/27§		465,000	325,500
Tenet Healthcare Corp.
4.625%, 7/15/24		400,000	381,748
4.625%, 9/1/24§		150,000	143,482
5.125%, 5/1/25		500,000	477,500
4.875%, 1/1/26§		526,000	501,015
5.125%, 11/1/27§		200,000	191,000
Vizient, Inc.
6.250%, 5/15/27§		91,000	89,863
West Street Merger Sub, Inc.
6.375%, 9/1/25§		480,000	417,816

			7,253,747

Health Care Technology (0.2%)
IQVIA, Inc.
5.000%, 10/15/26§		200,000	204,000
5.000%, 5/15/27§		200,000	204,500

			408,500

Life Sciences Tools & Services (0.2%)
Avantor, Inc.
6.000%, 10/1/24§		200,000	209,290
Charles River Laboratories International, Inc.
5.500%, 4/1/26§		256,000	258,560

			467,850

Pharmaceuticals (1.6%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§		521,000	549,942
8.500%, 1/31/27§		50,000	52,250
Bausch Health Cos., Inc.
7.000%, 3/15/24§		816,000	837,420
5.500%, 11/1/25§		336,000	339,041
5.750%, 8/15/27§		149,000	153,224
7.000%, 1/15/28§		250,000	259,250
5.000%, 1/30/28§		125,000	118,337
5.250%, 1/30/30§		125,000	118,195
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§		289,000	286,110
5.000%, 7/15/27§		198,000	195,089
2.375%, 3/1/28§	EUR	250,000	254,445

			3,163,303

Total Health Care			11,592,360

Industrials (9.9%)
Aerospace & Defense (1.4%)
Bombardier, Inc.
8.750%, 12/1/21§		$465,000	387,113
5.750%, 3/15/22§		43,000	32,465
TransDigm UK Holdings plc
6.875%, 5/15/26		225,000	207,000
TransDigm, Inc.
6.250%, 3/15/26§		750,000	747,188
6.375%, 6/15/26		50,000	47,812
7.500%, 3/15/27		400,000	387,920
5.500%, 11/15/27§		850,000	762,875
Triumph Group, Inc.
6.250%, 9/15/24§		107,000	93,090

			2,665,463

Building Products (1.2%)
Reliance Intermediate Holdings LP
6.500%, 4/1/23§		750,000	757,342
Standard Industries, Inc.
5.500%, 2/15/23(x)§		289,000	277,440
6.000%, 10/15/25§		554,000	543,779
Summit Materials LLC
6.125%, 7/15/23		700,000	694,862

			2,273,423

Commercial Services & Supplies (3.4%)
ACCO Brands Corp.
5.250%, 12/15/24§		378,000	360,045
ADT Security Corp. (The)
4.125%, 6/15/23		284,000	279,740
4.875%, 7/15/32§		187,000	158,894
Allied Universal Holdco LLC
6.625%, 7/15/26§		332,000	325,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
9.750%, 7/15/27§	$277,000	$260,699
Aramark Services, Inc.
5.000%, 4/1/25§	404,000	380,657
Cimpress plc
7.000%, 6/15/26§	224,000	199,203
Covanta Holding Corp.
5.875%, 7/1/25	275,000	250,250
6.000%, 1/1/27	625,000	528,125
Garda World Security Corp.
9.500%, 11/1/27§	319,000	287,100
GFL Environmental, Inc.
7.000%, 6/1/26§	548,000	537,040
5.125%, 12/15/26§	476,000	464,100
8.500%, 5/1/27§	225,000	226,057
IAA, Inc.
5.500%, 6/15/27§	450,000	434,250
Matthews International Corp.
5.250%, 12/1/25§	432,000	380,709
Nielsen Co. Luxembourg Sarl (The)
5.500%, 10/1/21(x)§	152,000	148,390
Nielsen Finance LLC
5.000%, 4/15/22§	1,480,000	1,372,700

		6,593,734

Construction & Engineering (0.5%)
AECOM
5.125%, 3/15/27	247,000	217,668
AECOM Global II LLC
5.000%, 4/1/22(e)	265,000	240,819
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	614,000	562,194

		1,020,681

Machinery (0.5%)
Mueller Water Products, Inc.
5.500%, 6/15/26§	372,000	359,910
Welbilt, Inc.
9.500%, 2/15/24	689,000	583,928

		943,838

Professional Services (1.3%)
ASGN, Inc.
4.625%, 5/15/28§	600,000	561,000
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	308,000	321,826
10.250%, 2/15/27§	741,000	787,702
Jaguar Holding Co. II
6.375%, 8/1/23§	879,000	894,382

		2,564,910

Road & Rail (1.6%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	291,000	266,265
DAE Funding LLC
5.250%, 11/15/21§	278,000	252,821
5.000%, 8/1/24§	784,000	709,520
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23(x)§	1,045,000	877,147
Watco Cos. LLC
6.375%, 4/1/23§	991,000	971,180

		3,076,933

Trading Companies & Distributors (0.0%)
WESCO Distribution, Inc.
5.375%, 6/15/24	25,000	20,875

Total Industrials		19,159,857

Information Technology (11.7%)
Communications Equipment (2.6%)
CommScope Technologies LLC
6.000%, 6/15/25§	950,000	869,440
CommScope, Inc.
5.000%, 6/15/21§	7,000	6,930
5.500%, 3/1/24§	330,000	332,475
6.000%, 3/1/26§	1,437,000	1,431,252
8.250%, 3/1/27§	884,000	857,480
ViaSat, Inc.
5.625%, 9/15/25§	1,125,000	1,050,356
5.625%, 4/15/27§	400,000	402,120

		4,950,053

Electronic Equipment, Instruments & Components (0.2%)
Anixter, Inc.
6.000%, 12/1/25	232,000	227,070
Itron, Inc.
5.000%, 1/15/26§	264,000	255,420

		482,490

IT Services (1.0%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,094,000	820,500
Gartner, Inc.
5.125%, 4/1/25§	406,000	396,865
Presidio Holdings, Inc.
4.875%, 2/1/27§	414,000	365,873
8.250%, 2/1/28§	92,000	81,075
Science Applications International Corp.
4.875%, 4/1/28§	102,000	97,920
Unisys Corp.
10.750%, 4/15/22§	239,000	252,145

		2,014,378

Software (7.0%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	678,000	667,830
Ascend Learning LLC
6.875%, 8/1/25(x)§	1,290,000	1,210,987
6.875%, 8/1/25§	738,000	692,798
Camelot Finance SA
4.500%, 11/1/26§	1,078,000	1,037,575
CDK Global, Inc.
5.875%, 6/15/26	180,000	189,945
Change Healthcare Holdings LLC
5.750%, 3/1/25§	2,565,000	2,385,450
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,275,000	1,313,633
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	482,000	482,000
NortonLifeLock, Inc.
5.000%, 4/15/25§	194,000	195,940
PTC, Inc.
6.000%, 5/15/24	500,000	514,510
4.000%, 2/15/28§	77,000	74,713
Solera LLC
10.500%, 3/1/24§	1,105,000	1,082,900
Sophia LP
9.000%, 9/30/23§	2,033,000	2,033,000
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,640,000	1,709,224

		13,590,505

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC
5.875%, 6/15/21§	575,000	573,562
7.125%, 6/15/24§	468,000	482,040
5.300%, 10/1/29§	217,000	211,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Everi Payments, Inc.
7.500%, 12/15/25§	$252,000	$192,780
NCR Corp.
6.375%, 12/15/23	250,000	248,750

		1,708,169

Total Information Technology		22,745,595

Materials (8.2%)
Chemicals (1.9%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	550,000	517,000
Blue Cube Spinco LLC
10.000%, 10/15/25	518,000	541,310
INEOS Group Holdings SA
5.625%, 8/1/24(x)§	480,000	410,400
NOVA Chemicals Corp.
4.875%, 6/1/24(x)§	280,000	245,700
Nufarm Australia Ltd.
5.750%, 4/30/26§	321,000	276,862
Olin Corp.
5.000%, 2/1/30	222,000	192,030
PQ Corp.
6.750%, 11/15/22§	493,000	500,395
5.750%, 12/15/25§	384,000	376,320
Starfruit Finco BV
8.000%, 10/1/26§	600,000	569,490
WR Grace & Co.-Conn
5.125%, 10/1/21§	102,000	103,020

		3,732,527

Containers & Packaging (5.3%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	432,760
Ardagh Packaging Finance plc
6.000%, 2/15/25§	276,000	276,428
Berry Global, Inc.
5.500%, 5/15/22	276,000	274,620
5.125%, 7/15/23	357,000	357,560
4.500%, 2/15/26§	225,000	213,750
4.875%, 7/15/26§	675,000	681,750
5.625%, 7/15/27§	450,000	464,342
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	586,000	544,980
LABL Escrow Issuer LLC
6.750%, 7/15/26§	556,000	510,130
10.500%, 7/15/27§	321,000	299,332
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	439,000	403,880
7.250%, 4/15/25§	1,168,000	928,560
OI European Group BV
4.000%, 3/15/23§	226,000	214,700
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	292,000	291,353
5.875%, 8/15/23§	350,000	343,438
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 5.331%, 7/15/21(k)§	968,000	929,280
5.125%, 7/15/23§	1,350,000	1,339,875
Sealed Air Corp.
4.875%, 12/1/22§	272,000	272,340
Silgan Holdings, Inc.
4.125%, 2/1/28§	75,000	69,938
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,240,000	1,233,800
8.500%, 8/15/27(e)§	200,000	201,000

		10,283,816

Metals & Mining (1.0%)
Aleris International, Inc.
10.750%, 7/15/23§	125,000	116,250
Arconic Corp.
6.125%, 2/15/28§	850,000	874,352
Novelis Corp.
4.750%, 1/30/30§	1,010,000	903,950

		1,894,552

Total Materials		15,910,895

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	250,000	249,375
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	900,000	724,500
4.625%, 10/1/27§	300,000	222,000
Iron Mountain, Inc. (REIT)
6.000%, 8/15/23	280,000	281,400
Ryman Hospitality Properties, Inc. (REIT)
4.750%, 10/15/27§	175,000	129,063
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	258,506
VICI Properties LP (REIT)
4.250%, 12/1/26§	100,000	91,625
3.750%, 2/15/27§	250,000	235,625

		2,192,094

Real Estate Management & Development (0.6%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	572,000	503,360
Howard Hughes Corp. (The)
5.375%, 3/15/25§	376,000	362,840
Realogy Group LLC
9.375%, 4/1/27§	314,000	264,243

		1,130,443

Total Real Estate		3,322,537

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
4.875%, 5/15/23	172,000	167,270

Total Utilities		167,270

Total Corporate Bonds		157,560,700

Loan Participations (3.9%)
Consumer Discretionary (0.4%)
Auto Components (0.3%)
Panther BF Aggregator 2 LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.441%, 4/30/26(k)	597,000	543,270

Automobiles (0.1%)
Wink Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.450%, 12/2/24(k)	324,171	272,709

Total Consumer Discretionary		815,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (1.0%)
Diversified Financial Services (0.1%)
Refinitiv US Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.239%, 10/1/25(k)	$246,875	$236,177

Insurance (0.9%)
Asurion LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 6.50%), 7.489%, 8/4/25(k)	1,825,000	1,679,000

Total Financials		1,915,177

Health Care (0.7%)
Health Care Providers & Services (0.7%)
Dentalcorp Perfect Smile ULC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 5/31/25(k)	514,782	397,669
Parexel International Corp., Term loan
(ICE LIBOR USD 1 Month + 2.75%), 4.353%, 9/27/24(k)	400,000	338,000
PetVet (Pearl Intermediate), 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.739%, 2/14/25(k)	99,746	81,792
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 7.739%, 6/26/26(k)	500,000	435,000

		1,252,461

Total Health Care		1,252,461

Information Technology (1.3%)
Software (1.3%)
Applied Systems, Inc., Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 8.450%, 9/19/25(k)	225,000	202,500
Greeneden US Holdings I LLC
(ICE LIBOR USD 1 Month + 3.25%), 4.239%, 12/1/23(k)	420,442	374,193
Informatica LLC, Term Loan
7.125%, 2/25/25	375,000	330,000
Playtika Holding Corp., Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.072%, 12/10/24(k)	370,313	343,773
Sophia LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.700%, 9/30/22(k)	114,984	108,469
Vertafore, Inc., Term Loan
(ICE LIBOR USD 1 Month + 7.25%), 8.239%, 7/2/26(k)	1,375,000	1,182,500

		2,541,435

Total Information Technology		2,541,435

Materials (0.4%)
Metals & Mining (0.4%)
Aleris International, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.739%, 2/27/23(k)	910,913	815,267

Total Materials		815,267

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
CoreCivic, Inc., Term Loan
(ICE LIBOR USD 6 Month + 4.50%), 6.110%, 12/12/24(k)	275,000	241,313

Total Real Estate		241,313

Total Loan Participations		7,581,632

Total Long-Term Debt Securities (85.2%) (Cost $180,728,747)		165,142,332

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.3%)
iShares iBoxx High Yield Corporate Bond ETF(x)	130,310	10,042,992
SPDR Bloomberg Barclays High Yield Bond ETF(x)	105,064	9,953,763

Total Exchange Traded Funds (10.3%) (Cost $23,192,992)		19,996,755

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR(r)* (Cost $—)	1,420,000	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,214,663	1,214,784

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.2%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $8,859,987, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $9,037,182.(xx)	$8,859,982	8,859,982
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,100,009, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,142,000.(xx)	2,100,000	2,100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $4,892,302, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $4,990,150.(xx)	$4,892,301	$4,892,301
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $2,000,039, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		17,852,283

Total Short-Term Investments (9.9%) (Cost $19,067,592)		19,067,067

Total Investments in Securities (105.4%) (Cost $222,989,331)		204,206,154
Other Assets Less Liabilities (-5.4%)		(10,468,859)

Net Assets (100%)		$193,737,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $128,245,974 or 66.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $18,429,479. This was collateralized by $1,085,692 of various U.S. Government Treasury Securities, ranging from 0.500% - 2.875%, maturing 4/30/21-8/15/46 and by cash of $17,852,283 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Rights

EUR — European Currency Unit

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$32,439,773	$—		$32,439,773
Consumer Discretionary	—	13,718,568	—		13,718,568
Consumer Staples	—	7,244,922	—		7,244,922
Energy	—	11,353,735	—		11,353,735
Financials	—	19,905,188	—		19,905,188
Health Care	—	11,592,360	—		11,592,360
Industrials	—	19,159,857	—		19,159,857
Information Technology	—	22,745,595	—		22,745,595
Materials	—	15,910,895	—		15,910,895
Real Estate	—	3,322,537	—		3,322,537
Utilities	—	167,270	—		167,270
Exchange Traded Funds	19,996,755	—	—		19,996,755
Loan Participations
Consumer Discretionary	—	815,979	—		815,979
Financials	—	1,915,177	—		1,915,177
Health Care	—	1,252,461	—		1,252,461
Information Technology	—	2,541,435	—		2,541,435
Materials	—	815,267	—		815,267
Real Estate	—	241,313	—		241,313
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	1,214,784	—	—		1,214,784
Repurchase Agreements	—	17,852,283	—		17,852,283

Total Assets	$21,211,539	$182,994,615	$—		$204,206,154

Total Liabilities	$—	$—	$—		$—

Total	$21,211,539	$182,994,615	$—		$204,206,154

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,025,570
Aggregate gross unrealized depreciation	(20,190,529)

Net unrealized depreciation	$(19,164,959)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$223,371,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems
Group, Inc.*	12,694	$22,088
Anterix, Inc.*	2,669	121,893
Cincinnati Bell, Inc.*	9,739	142,579
Consolidated Communications Holdings, Inc.	17,375	79,056
Frontier Communications Corp.(x)*	28,342	10,770
IDT Corp., Class B*	4,044	21,918
Ooma, Inc.*	5,058	60,342
ORBCOMM, Inc.*	18,881	46,070
Otelco, Inc., Class A*	460	2,167
Pareteum Corp.(x)*	33,751	13,905

		520,788

Entertainment (0.0%)
Ballantyne Strong, Inc.*	2,026	3,465
Cinedigm Corp., Class A(x)*	2,946	1,075
Gaia, Inc.(x)*	2,614	23,212
LiveXLive Media, Inc.(x)*	9,784	15,459
Reading International, Inc., Class A*	3,769	14,661

		57,872

Interactive Media & Services (1.0%)
AutoWeb, Inc.*	1,919	1,957
DHI Group, Inc.*	12,188	26,326
EverQuote, Inc., Class A*	42,021	1,103,051
Meet Group, Inc. (The)*	14,143	83,020
QuinStreet, Inc.*	11,342	91,303
Super League Gaming, Inc.(x)*	2,006	4,413
Travelzoo*	1,115	4,382

		1,314,452

Media (1.0%)
AH Belo Corp., Class A	5,619	9,665
Beasley Broadcast Group, Inc., Class A	1,692	3,130
Boston Omaha Corp., Class A*	2,634	47,702
Cardlytics, Inc.*	15,433	539,538
Central European Media Enterprises Ltd., Class A*	21,849	68,387
comScore, Inc.*	11,768	33,186
Cumulus Media, Inc., Class A*	3,523	19,095
Daily Journal Corp.(x)*	279	63,696
Emmis Communications Corp., Class A*	2,219	4,438
Entercom Communications Corp., Class A	29,577	50,577
Entravision Communications Corp., Class A	14,369	29,169
Fluent, Inc.*	10,587	12,387
Gannett Co., Inc.(x)	28,934	42,822
Hemisphere Media Group, Inc.*	4,397	37,550
Lee Enterprises, Inc.*	13,151	12,927
Marchex, Inc., Class B*	9,208	13,351
MDC Partners, Inc., Class A*	13,601	19,721
Mediaco Holding, Inc., Class A*	280	1,109
National CineMedia, Inc.	15,295	49,862
Saga Communications, Inc., Class A	966	26,575
Salem Media Group, Inc.	2,410	2,106
SRAX, Inc.(x)*	2,914	5,857
TechTarget, Inc.*	5,657	116,591
Townsquare Media, Inc., Class A	2,284	10,529
Tribune Publishing Co.	4,394	35,635
Urban One, Inc.*	4,244	4,032

		1,259,637

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	10,710	113,633
Gogo, Inc.(x)*	14,025	29,733
Spok Holdings, Inc.	4,412	47,165

		190,531

Total Communication Services		3,343,280

Consumer Discretionary (10.6%)
Auto Components (0.4%)
Fox Factory Holding Corp.*	6,054	254,268
Horizon Global Corp.(x)*	5,199	9,722
Modine Manufacturing Co.*	12,362	40,176
Motorcar Parts of America, Inc.*	4,612	58,019
Shiloh Industries, Inc.*	3,267	4,084
Stoneridge, Inc.*	6,482	108,574
Strattec Security Corp.	937	13,558
Superior Industries International, Inc.	6,853	8,224
Unique Fabricating, Inc.*	1,641	3,840
Workhorse Group, Inc.(x)*	16,473	29,816

		530,281

Automobiles (0.0%)
Arcimoto, Inc.(x)*	2,901	3,336

Distributors (0.0%)
Educational Development Corp.	1,796	8,352
Weyco Group, Inc.	1,520	30,658

		39,010

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	3,693	88,373
Aspen Group, Inc.*	4,405	35,196
Carriage Services, Inc.	4,001	64,616
Collectors Universe, Inc.	2,205	34,552
HyreCar, Inc.(x)*	2,914	3,963
Lincoln Educational Services Corp.(x)*	6,103	13,427
Regis Corp.*	5,745	33,953
Select Interior Concepts, Inc., Class A*	4,652	9,630
Universal Technical Institute, Inc.*	5,492	32,677
Zovio, Inc.*	6,718	11,085

		327,472

Hotels, Restaurants & Leisure (2.0%)
Ark Restaurants Corp.	455	4,809
BBQ Holdings, Inc.*	909	1,745
BBX Capital Corp.	16,319	37,697
Biglari Holdings, Inc., Class B*	241	12,387
Canterbury Park Holding Corp.	735	7,637
Carrols Restaurant Group, Inc.*	8,886	16,173
Century Casinos, Inc.*	6,536	15,752
Chuy’s Holdings, Inc.*	4,083	41,116
Del Taco Restaurants, Inc.*	7,463	25,598
Dover Motorsports, Inc.	3,274	4,092
Drive Shack, Inc.*	15,233	23,154
El Pollo Loco Holdings, Inc.(x)*	4,868	41,135
Everi Holdings, Inc.*	19,670	64,911
FAT Brands, Inc.(x)*	519	1,168
Fiesta Restaurant Group, Inc.*	5,897	23,765
Flanigan’s Enterprises, Inc.*	184	2,134
Full House Resorts, Inc.*	5,913	7,391
Golden Entertainment, Inc.*	4,283	28,311
Inspired Entertainment, Inc.*	1,994	6,740
J Alexander’s Holdings, Inc.*	3,376	12,930
Kura Sushi USA, Inc., Class A(x)*	16,184	193,561
Lindblad Expeditions Holdings, Inc.*	5,479	22,847
Luby’s, Inc.*	3,975	2,663
Monarch Casino & Resort, Inc.*	2,793	78,400
Nathan’s Famous, Inc.	718	43,798
Noodles & Co.*	6,909	32,541
ONE Group Hospitality, Inc. (The)*	3,060	3,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Papa John’s International, Inc.(x)	16,539	$882,686
PlayAGS, Inc.*	6,138	16,266
Potbelly Corp.*	5,181	16,009
RCI Hospitality Holdings, Inc.	2,124	21,176
Red Lion Hotels Corp.*	5,301	7,739
Red Robin Gourmet Burgers, Inc.(x)*	3,071	26,165
Ruth’s Hospitality Group, Inc.	6,773	45,244
Town Sports International Holdings, Inc.(x)*	3,913	1,957
Wingstop, Inc.	8,795	700,962

		2,474,606

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	2,478	13,505
Beazer Homes USA, Inc.*	7,164	46,136
Casper Sleep, Inc.(x)*	1,531	6,568
Century Communities, Inc.*	6,987	101,381
Flexsteel Industries, Inc.	1,899	20,813
Green Brick Partners, Inc.*	5,764	46,400
Hamilton Beach Brands Holding Co., Class A	1,624	15,444
Hooker Furniture Corp.	2,856	44,582
Hovnanian Enterprises, Inc., Class A(x)*	1,259	10,374
Legacy Housing Corp.*	1,436	13,283
LGI Homes, Inc.*	20,587	929,503
Libbey, Inc.(x)*	4,607	2,350
Lifetime Brands, Inc.	2,969	16,775
Lovesac Co. (The)(x)*	2,285	13,322
M/I Homes, Inc.*	6,637	109,710
Mohawk Group Holdings, Inc.*	796	1,298
New Home Co., Inc. (The)*	2,566	3,515
Purple Innovation, Inc.*	2,143	12,172
Sonos, Inc.*	82,517	699,744
Turtle Beach Corp.(x)*	3,347	20,885
Universal Electronics, Inc.*	3,288	126,161
VOXX International Corp.*	5,557	15,838
Vuzix Corp.(x)*	6,231	7,664
ZAGG, Inc.*	6,881	21,400

		2,298,823

Internet & Direct Marketing Retail (2.2%)
Duluth Holdings, Inc., Class B(x)*	2,839	11,384
Fiverr International Ltd.(x)*	42,465	1,068,844
Lands’ End, Inc.*	2,779	14,840
Leaf Group Ltd.*	4,441	5,951
Liquidity Services, Inc.*	6,648	25,794
Monaker Group, Inc.(x)*	2,881	2,390
PetMed Express, Inc.	4,784	137,684
RealReal, Inc. (The)(x)*	51,024	357,678
Remark Holdings, Inc.*	6,732	2,644
Rubicon Project, Inc. (The)*	74,119	411,360
RumbleON, Inc., Class B(x)*	2,867	600
Stamps.com, Inc.*	5,312	690,985
US Auto Parts Network, Inc.*	6,173	10,803
Waitr Holdings, Inc.(x)*	14,714	18,098

		2,759,055

Leisure Products (2.1%)
American Outdoor Brands Corp.*	13,247	109,950
Clarus Corp.	4,535	44,443
Escalade, Inc.	2,644	15,732
Johnson Outdoors, Inc., Class A	1,312	82,262
Malibu Boats, Inc., Class A*	46,009	1,324,599
Marine Products Corp.	1,812	14,641
MasterCraft Boat Holdings, Inc.*	4,622	33,741
Nautilus, Inc.*	7,155	18,675
YETI Holdings, Inc.*	51,131	998,077

		2,642,120

Multiline Retail (0.0%)
JC Penney Co., Inc.(x)*	76,500	27,540
Tuesday Morning Corp.*	10,199	5,873

		33,413

Specialty Retail (1.6%)
America’s Car-Mart, Inc.*	1,505	84,807
Ascena Retail Group, Inc.(x)*	1,698	2,360
Barnes & Noble Education, Inc.*	9,220	12,539
Big 5 Sporting Goods Corp.(x)	4,246	4,543
Blink Charging Co.(x)*	5,125	8,866
Boot Barn Holdings, Inc.*	6,964	90,044
Build-A-Bear Workshop, Inc.*	2,989	4,274
Cato Corp. (The), Class A	5,438	58,023
Chico’s FAS, Inc.	28,721	37,050
Citi Trends, Inc.	2,593	23,078
Conn’s, Inc.(x)*	4,532	18,944
Container Store Group, Inc. (The)*	4,085	9,641
Destination XL Group, Inc.*	7,217	2,527
Express, Inc.(x)*	15,017	22,375
GNC Holdings, Inc., Class A(x)*	18,602	8,708
Haverty Furniture Cos., Inc.	4,390	52,197
Hibbett Sports, Inc.(x)*	4,251	46,485
J. Jill, Inc.(x)*	3,604	1,991
Kirkland’s, Inc.*	3,164	2,450
Lazydays Holdings, Inc.*	1,144	2,357
LMP Automotive Holdings, Inc.(x)*	671	3,724
Lumber Liquidators Holdings, Inc.(x)*	6,845	32,103
MarineMax, Inc.*	5,187	54,049
National Vision Holdings, Inc.*	17,571	341,229
OneWater Marine, Inc., Class A(x)*	1,014	7,757
RH(x)*	3,374	338,986
RTW RetailWinds, Inc.*	6,362	1,337
Shoe Carnival, Inc.(x)	2,258	46,899
Sleep Number Corp.*	24,468	468,807
Sportsman’s Warehouse Holdings, Inc.*	10,420	64,187
Stage Stores, Inc.(x)*	5,055	1,838
Tailored Brands, Inc.(x)	11,981	20,847
Tandy Leather Factory, Inc.*	1,153	4,151
Tilly’s, Inc., Class A	5,537	22,868
Winmark Corp.	594	75,687
Zumiez, Inc.*	4,894	84,764

		2,062,492

Textiles, Apparel & Luxury Goods (0.2%)
Centric Brands, Inc.(x)*	3,461	3,876
Charles & Colvard Ltd.*	5,548	3,753
Crown Crafts, Inc.	2,261	10,808
Culp, Inc.	2,743	20,188
Delta Apparel, Inc.*	1,493	15,542
Jerash Holdings US, Inc.	733	3,277
Lakeland Industries, Inc.*	1,799	27,885
Movado Group, Inc.	3,915	46,275
Rocky Brands, Inc.	1,738	33,630
Sequential Brands Group, Inc.(x)*	8,437	1,730
Superior Group of Cos., Inc.	2,648	22,402
Unifi, Inc.*	3,549	40,991
Vera Bradley, Inc.*	5,155	21,239
Vince Holding Corp.*	647	2,510

		254,106

Total Consumer Discretionary		13,424,714

Consumer Staples (2.5%)
Beverages (0.1%)
Alkaline Water Co., Inc. (The)(x)*	7,919	4,751
Celsius Holdings, Inc.(x)*	25,870	108,913
Craft Brew Alliance, Inc.*	2,897	43,165
Eastside Distilling, Inc.(x)*	1,520	1,763
New Age Beverages Corp.(x)*	19,454	27,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Reed’s, Inc.(x)*	7,106	$3,375
Willamette Valley Vineyards, Inc.(x)*	949	4,555

		193,563

Food & Staples Retailing (0.5%)
Chefs’ Warehouse, Inc. (The)*	5,977	60,188
HF Foods Group, Inc.(x)*	5,381	45,147
Ingles Markets, Inc., Class A	3,462	125,186
Natural Grocers by Vitamin Cottage, Inc.	2,272	19,335
Rite Aid Corp.(x)*	13,501	202,515
SpartanNash Co.	8,764	125,500
Village Super Market, Inc., Class A	2,015	49,529

		627,400

Food Products (1.3%)
Alico, Inc.	1,278	39,669
Bridgford Foods Corp.*	472	10,889
Farmer Brothers Co.*	2,692	18,736
Freshpet, Inc.*	18,670	1,192,453
John B Sanfilippo & Son, Inc.	2,109	188,545
Landec Corp.*	6,330	55,008
Lifeway Foods, Inc.*	946	1,816
Limoneira Co.	3,846	50,383
RiceBran Technologies(x)*	6,902	6,902
Rocky Mountain Chocolate Factory, Inc.	1,114	5,347
S&W Seed Co.*	2,598	5,248
Seneca Foods Corp., Class A*	1,604	63,807

		1,638,803

Household Products (0.0%)
Oil-Dri Corp. of America	1,287	43,037

Personal Products (0.5%)
elf Beauty, Inc.*	49,957	491,577
Guardion Health Sciences, Inc.(x)*	22,750	10,351
Lifevantage Corp.*	3,374	34,752
Mannatech, Inc.	338	3,634
Natural Alternatives International, Inc.*	1,123	7,075
Natural Health Trends Corp.	1,548	5,093
Nature’s Sunshine Products, Inc.*	2,109	17,146
United-Guardian, Inc.	679	9,812
Veru, Inc.*	12,116	39,619
Youngevity International, Inc.(x)*	1,767	1,237

		620,296

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	30,140	22,605
Pyxus International, Inc.(x)*	1,829	5,688
Turning Point Brands, Inc.	2,047	43,212

		71,505

Total Consumer Staples		3,194,604

Energy (1.8%)
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc.*	4,791	29,417
Covia Holdings Corp.(x)*	9,105	5,203
Dawson Geophysical Co.*	4,547	4,423
DMC Global, Inc.(x)	3,461	79,638
Era Group, Inc.*	4,690	24,998
Exterran Corp.*	6,934	33,283
Geospace Technologies Corp.*	3,356	21,478
Gulf Island Fabrication, Inc.*	3,378	10,134
Hermitage Offshore Services Ltd.*	672	430
Independence Contract Drilling, Inc.*	503	704
ION Geophysical Corp.*	2,280	2,895
Matrix Service Co.*	6,523	61,773
Mitcham Industries, Inc.*	2,503	3,129
Natural Gas Services Group, Inc.*	2,899	12,929
NCS Multistage Holdings, Inc.*	2,409	1,542
Newpark Resources, Inc.*	21,651	19,421
Nine Energy Service, Inc.*	3,182	2,572
Nuverra Environmental Solutions, Inc.*	370	518
Profire Energy, Inc.*	6,607	5,204
Quintana Energy Services, Inc.*	1,641	1,428
Ranger Energy Services, Inc.*	1,006	4,084
RigNet, Inc.*	3,077	5,539
SEACOR Holdings, Inc.*	4,262	114,903
SEACOR Marine Holdings, Inc.*	5,044	22,093
Seadrill Ltd.(x)*	18,865	8,112
Smart Sand, Inc.(x)*	4,523	4,704
Solaris Oilfield Infrastructure, Inc., Class A	7,361	38,645
TETRA Technologies, Inc.*	27,497	8,799
Tidewater, Inc.*	9,914	70,191
US Well Services, Inc.*	4,209	1,263

		599,452

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	33,541	4,058
Adams Resources & Energy, Inc.	557	13,090
American Resources Corp.(x)*	1,803	1,875
Amplify Energy Corp.	2,789	1,578
Ardmore Shipping Corp.	8,221	43,160
Bonanza Creek Energy, Inc.*	4,694	52,808
Centrus Energy Corp., Class A*	1,134	5,749
Chaparral Energy, Inc., Class A(x)*	7,032	3,305
Clean Energy Fuels Corp.*	33,026	58,786
Comstock Resources, Inc.(x)*	3,887	20,951
Contango Oil & Gas Co.*	13,720	20,580
DHT Holdings, Inc.	27,044	207,427
Diamond S Shipping, Inc., Class S*	6,645	78,477
Dorian LPG Ltd.*	6,653	57,948
Earthstone Energy, Inc., Class A*	5,168	9,096
Energy Fuels, Inc.*	23,544	27,782
Epsilon Energy Ltd.*	4,656	12,432
Evolution Petroleum Corp.	6,861	17,907
Falcon Minerals Corp.	9,632	20,709
Goodrich Petroleum Corp.*	2,378	10,130
Hallador Energy Co.	4,286	4,067
HighPoint Resources Corp.*	22,725	4,318
International Seaways, Inc.	6,170	147,401
Lilis Energy, Inc.(x)*	17,342	3,004
Lonestar Resources US, Inc., Class A*	4,805	1,989
Montage Resources Corp.*	5,559	12,508
NACCO Industries, Inc., Class A	939	26,273
Navios Maritime Acquisition Corp.	2,456	11,838
NextDecade Corp.*	2,666	5,012
Nordic American Tankers Ltd.	34,100	154,473
Northern Oil and Gas, Inc.(x)*	74,263	49,244
Overseas Shipholding Group, Inc., Class A*	16,098	36,542
Pacific Ethanol, Inc.(x)*	14,082	3,661
Panhandle Oil and Gas, Inc., Class A	4,213	15,546
PEDEVCO Corp.(x)*	9,883	8,651
Penn Virginia Corp.*	2,953	9,125
PrimeEnergy Resources Corp.*	135	9,990
Renewable Energy Group, Inc.*	9,002	184,811
REX American Resources Corp.*	1,375	63,951
Ring Energy, Inc.(x)*	15,485	10,200
Rosehill Resources, Inc.*	2,188	897
SandRidge Energy, Inc.*	7,307	6,570
SilverBow Resources, Inc.(x)*	1,484	3,666
Teekay Corp.*	16,937	53,521
Teekay Tankers Ltd., Class A*	5,831	129,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Torchlight Energy Resources, Inc.(x)*	15,883	$6,242
Uranium Energy Corp.(x)*	45,445	25,449
VAALCO Energy, Inc.*	14,758	13,312
Vertex Energy, Inc.(x)*	6,360	3,816
W&T Offshore, Inc.*	22,381	38,048

		1,711,654

Total Energy		2,311,106

Financials (13.8%)
Banks (7.3%)
1st Constitution Bancorp	2,186	28,965
ACNB Corp.	1,965	58,950
Allegiance Bancshares, Inc.	4,349	104,854
Amalgamated Bank, Class A	3,321	35,933
Amerant Bancorp, Inc.*	4,770	73,410
American National Bankshares, Inc.	2,613	62,451
AmeriServ Financial, Inc.	3,350	8,777
Ames National Corp.	2,168	44,336
Arrow Financial Corp.	3,114	86,787
Atlantic Capital Bancshares, Inc.*	5,235	62,139
Auburn National Bancorporation, Inc.	556	21,801
Bancorp, Inc. (The)*	12,297	74,643
Bank First Corp.(x)	1,413	79,128
Bank of Commerce Holdings	4,229	33,282
Bank of Marin Bancorp	3,224	96,720
Bank of Princeton (The)	1,412	32,829
Bank of South Carolina Corp.	930	13,950
Bank of the James Financial Group, Inc.	829	7,046
Bank7 Corp.	1,040	8,258
BankFinancial Corp.	3,455	30,439
Bankwell Financial Group, Inc.	1,629	24,859
Bar Harbor Bankshares	3,739	64,610
Baycom Corp.*	2,483	29,920
BCB Bancorp, Inc.	3,678	39,171
Bridge Bancorp, Inc.	4,015	84,957
Bryn Mawr Bank Corp.	4,892	138,835
Business First Bancshares, Inc.	3,068	41,418
Byline Bancorp, Inc.	5,731	59,430
C&F Financial Corp.	843	33,636
Cambridge Bancorp	1,175	61,100
Camden National Corp.	3,650	114,793
Capital Bancorp, Inc.*	1,961	24,552
Capital City Bank Group, Inc.	3,348	67,362
Capstar Financial Holdings, Inc.	3,650	36,099
Carolina Financial Corp.	5,724	148,080
Carter Bank & Trust	5,543	50,885
CB Financial Services, Inc.	1,220	23,558
CBTX, Inc.	4,452	79,112
Central Valley Community Bancorp	2,779	36,238
Century Bancorp, Inc., Class A	697	43,381
Chemung Financial Corp.	883	29,121
Citizens & Northern Corp.	2,927	58,540
Citizens Community Bancorp, Inc.	2,672	17,234
Citizens Holding Co.	980	19,718
Civista Bancshares, Inc.	3,764	56,309
CNB Financial Corp.	3,551	67,007
Coastal Financial Corp.*	1,897	19,937
Codorus Valley Bancorp, Inc.	2,296	36,966
Colony Bankcorp, Inc.	1,761	22,013
Community Bankers Trust Corp.	5,420	26,287
Community Financial Corp. (The)	1,026	22,675
Community Trust Bancorp, Inc.	3,782	120,230
Community West Bancshares(x)	1,774	10,804
ConnectOne Bancorp, Inc.	8,329	111,942
Cortland Bancorp	980	13,230
County Bancorp, Inc.	1,408	26,048
CrossFirst Bankshares, Inc.*	11,606	97,490
Customers Bancorp, Inc.*	6,585	71,974
Dime Community Bancshares, Inc.	7,179	98,424
Eagle Bancorp Montana, Inc.	1,468	23,796
Emclaire Financial Corp.(x)	563	13,084
Enterprise Bancorp, Inc.	2,193	59,189
Equity Bancshares, Inc., Class A*	3,672	63,342
Esquire Financial Holdings, Inc.*	1,578	23,749
Evans Bancorp, Inc.	1,135	27,592
Farmers & Merchants Bancorp, Inc.	2,467	63,920
Farmers National Banc Corp.	6,262	72,827
Fidelity D&D Bancorp, Inc.(x)	697	35,561
Financial Institutions, Inc.	3,779	68,551
First Bancorp, Inc.	2,501	55,022
First Bancshares, Inc. (The)	4,053	77,291
First Bank	4,060	28,176
First Business Financial Services, Inc.	2,075	32,163
First Capital, Inc.	797	47,740
First Choice Bancorp	2,482	37,255
First Community Bankshares, Inc.	4,387	102,217
First Community Corp.	1,744	27,416
First Financial Corp.	3,213	108,342
First Financial Northwest, Inc.	1,975	19,829
First Foundation, Inc.	9,591	98,020
First Guaranty Bancshares, Inc.	1,279	18,456
First Internet Bancorp	2,369	38,899
First Mid Bancshares, Inc.	3,573	84,823
First National Corp.	1,085	16,275
First Northwest Bancorp	2,124	23,088
First of Long Island Corp. (The)	5,693	98,774
First Savings Financial Group, Inc.	492	19,163
First United Corp.	1,676	23,950
First US Bancshares, Inc.	1,194	7,331
Flushing Financial Corp.	6,649	88,831
FNCB Bancorp, Inc.	4,066	28,096
Franklin Financial Network, Inc.	3,045	62,088
Franklin Financial Services Corp.	1,010	27,725
FVCBankcorp, Inc.*	3,034	40,413
German American Bancorp, Inc.	6,051	166,100
Great Southern Bancorp, Inc.	2,727	110,171
Guaranty Bancshares, Inc.	2,000	46,280
Hanmi Financial Corp.	6,007	65,176
HarborOne Bancorp, Inc.*	6,429	48,410
Hawthorn Bancshares, Inc.	1,388	25,470
HBT Financial, Inc.	2,298	24,198
Heritage Commerce Corp.	13,432	103,023
HomeTrust Bancshares, Inc.	3,796	60,432
Horizon Bancorp, Inc.	9,113	89,854
Howard Bancorp, Inc.*	3,257	35,371
Independent Bank Corp./MI	5,303	68,250
Investar Holding Corp.	2,256	28,809
Lakeland Bancorp, Inc.	11,995	129,666
LCNB Corp.	2,903	36,578
Level One Bancorp, Inc.	1,252	22,536
Limestone Bancorp, Inc.*	1,098	12,232
Macatawa Bank Corp.	6,125	43,610
Mackinac Financial Corp.	2,207	23,063
MainStreet Bancshares, Inc.*	1,720	28,827
Malvern Bancorp, Inc.*	1,822	22,320
Mercantile Bank Corp.	3,931	83,219
Meridian Corp.*	1,405	19,220
Metrocity Bankshares, Inc.(x)	3,928	46,115
Metropolitan Bank Holding Corp.*	1,728	46,535
Mid Penn Bancorp, Inc.	1,648	33,372
Middlefield Banc Corp.	1,539	24,332
Midland States Bancorp, Inc.	5,405	94,533
MidWestOne Financial Group, Inc.	2,955	61,878
MutualFirst Financial, Inc.	1,448	40,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MVB Financial Corp.	2,386	$30,422
National Bankshares, Inc.	1,546	49,317
Nicolet Bankshares, Inc.*	2,260	123,351
Northeast Bank	1,571	18,318
Northrim BanCorp, Inc.	1,592	42,984
Norwood Financial Corp.	1,417	37,834
Oak Valley Bancorp	1,684	26,506
Ohio Valley Banc Corp.	982	29,440
Old Point Financial Corp.	884	13,366
Old Second Bancorp, Inc.	7,170	49,545
Origin Bancorp, Inc.	4,717	95,519
Orrstown Financial Services, Inc.	2,529	34,824
Pacific Mercantile Bancorp*	4,879	22,980
Parke Bancorp, Inc.	2,442	32,943
Pathfinder Bancorp, Inc.	903	9,662
Patriot National Bancorp, Inc.	316	1,934
PCB Bancorp	2,891	28,274
Peapack Gladstone Financial Corp.	4,527	81,260
Penns Woods Bancorp, Inc.	1,671	40,605
Peoples Bancorp of North Carolina, Inc.	1,129	22,986
Peoples Bancorp, Inc.	4,404	97,549
Peoples Financial Services Corp.	1,685	66,962
People’s Utah Bancorp	3,887	75,291
Plumas Bancorp	1,162	21,497
Preferred Bank	3,357	113,534
Premier Financial Bancorp, Inc.	3,218	39,903
Professional Holding Corp., Class A*	904	14,419
QCR Holdings, Inc.	3,642	98,589
RBB Bancorp	3,996	54,825
Red River Bancshares, Inc.	1,224	45,557
Reliant Bancorp, Inc.	2,486	28,017
Republic Bancorp, Inc., Class A	2,373	78,380
Republic First Bancorp, Inc.*	11,160	24,440
Richmond Mutual Bancorporation, Inc.*	3,060	31,212
Riverview Financial Corp.	2,218	14,350
Salisbury Bancorp, Inc.	602	18,662
SB Financial Group, Inc.	1,458	16,213
SB One Bancorp	2,001	34,017
Select Bancorp, Inc.*	3,837	29,276
Shore Bancshares, Inc.	2,956	32,073
Sierra Bancorp	3,499	61,512
Silvergate Capital Corp., Class A*	728	6,945
SmartFinancial, Inc.	3,168	48,185
Sound Financial Bancorp, Inc.(x)	573	12,228
South Plains Financial, Inc.	2,558	39,623
Southern First Bancshares, Inc.*	1,773	50,300
Southern National Bancorp of Virginia, Inc.	4,862	47,842
Spirit of Texas Bancshares, Inc.*	3,408	35,239
Stock Yards Bancorp, Inc.	4,961	143,522
Summit Financial Group, Inc.	2,685	56,949
Summit State Bank	1,326	10,595
TriState Capital Holdings, Inc.*	6,638	64,189
Triumph Bancorp, Inc.*	5,267	136,942
Union Bankshares, Inc.	1,036	23,310
United Bancorp, Inc.	1,221	13,455
United Bancshares, Inc.	702	11,407
United Security Bancshares	3,265	20,896
Unity Bancorp, Inc.	1,930	22,581
Univest Financial Corp.	7,028	114,697
Washington Trust Bancorp, Inc.	3,696	135,126
Wellesley Bank(x)	566	16,691
West Bancorporation, Inc.	3,943	64,468

		9,259,589

Capital Markets (1.1%)
Ashford, Inc.*	277	1,593
Assetmark Financial Holdings, Inc.*	39,037	795,964
B. Riley Financial, Inc.	5,028	92,616
Cowen, Inc., Class A	6,939	67,031
Diamond Hill Investment Group, Inc.	769	69,394
Donnelley Financial Solutions, Inc.*	7,751	40,848
GAIN Capital Holdings, Inc.	4,627	25,819
Great Elm Capital Group, Inc.*	4,063	7,557
Greenhill & Co., Inc.	3,619	35,611
Hennessy Advisors, Inc.(x)	993	7,269
INTL. FCStone, Inc.*	3,917	142,030
Manning & Napier, Inc.(x)	3,235	4,044
Medley Management, Inc., Class A(x)	1,320	897
National Holdings Corp.(x)*	903	1,409
Oppenheimer Holdings, Inc., Class A	2,377	46,969
Pzena Investment Management, Inc., Class A	4,423	19,726
Safeguard Scientifics, Inc.	4,804	26,662
Siebert Financial Corp.*	2,127	15,357
Silvercrest Asset Management Group, Inc., Class A	2,143	20,273
Value Line, Inc.	285	9,220
Westwood Holdings Group, Inc.	2,029	37,151

		1,467,440

Consumer Finance (0.2%)
Asta Funding, Inc.*	448	3,718
Atlanticus Holdings Corp.*	1,557	15,446
Consumer Portfolio Services, Inc.(x)*	3,586	4,877
Curo Group Holdings Corp.	3,853	20,421
Elevate Credit, Inc.*	4,806	4,998
Enova International, Inc.*	7,910	114,616
EZCORP, Inc., Class A*	12,553	52,346
Medallion Financial Corp.*	5,541	10,306
Nicholas Financial, Inc.*	1,737	10,144
Oportun Financial Corp.*	1,790	18,885
Regional Management Corp.*	2,029	27,716

		283,473

Diversified Financial Services (0.1%)
Alerus Financial Corp.	753	12,440
A-Mark Precious Metals, Inc.(x)*	1,189	14,601
GWG Holdings, Inc.(x)*	633	6,431
Marlin Business Services Corp.	2,125	23,736
On Deck Capital, Inc.*	14,502	22,333

		79,541

Insurance (3.3%)
Atlantic American Corp.	932	1,967
Benefytt Technologies, Inc., Class A(x)*	2,392	53,557
Citizens, Inc.(x)*	12,103	78,912
Conifer Holdings, Inc.*	963	2,889
Crawford & Co., Class A	3,911	28,159
Donegal Group, Inc., Class A	2,537	38,562
eHealth, Inc.*	14,319	2,016,402
FedNat Holding Co.	2,734	31,386
Global Indemnity Ltd.	2,039	51,994
Goosehead Insurance, Inc., Class A*	10,399	464,107
Greenlight Capital Re Ltd., Class A*	7,260	43,197
Hallmark Financial Services, Inc.*	3,243	13,102
HCI Group, Inc.	1,491	60,013
Heritage Insurance Holdings, Inc.	6,414	68,694
ICC Holdings, Inc.*	307	3,368
Independence Holding Co.	1,180	30,161
Investors Title Co.	344	44,032
Kingstone Cos., Inc.	2,464	12,591
Kingsway Financial Services, Inc.*	1,544	3,057
NI Holdings, Inc.*	2,285	30,985
Palomar Holdings, Inc.*	4,518	262,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ProSight Global, Inc.*	2,201	$21,460
Protective Insurance Corp., Class B	2,221	30,539
Tiptree, Inc.	6,215	32,442
Trupanion, Inc.(x)*	26,746	696,198
United Insurance Holdings Corp.	5,088	47,013
Watford Holdings Ltd.*	4,368	63,991

		4,231,545

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	7,610	20,851
Anworth Mortgage Asset Corp. (REIT)	23,134	26,141
Ares Commercial Real Estate Corp. (REIT)	7,716	53,935
Arlington Asset Investment Corp. (REIT), Class A	8,434	18,470
Cherry Hill Mortgage Investment Corp. (REIT)	4,097	25,401
Dynex Capital, Inc. (REIT)	5,465	57,055
Ellington Financial, Inc. (REIT)	9,760	55,730
Ellington Residential Mortgage REIT (REIT)	2,051	10,870
Exantas Capital Corp. (REIT)	7,597	20,968
Great Ajax Corp. (REIT)	4,406	28,022
Hunt Cos. Finance Trust, Inc. (REIT)	3,750	6,938
Manhattan Bridge Capital, Inc. (REIT)(x)	1,488	6,086
Nexpoint Real Estate Finance, Inc. (REIT)	1,333	12,863
Orchid Island Capital, Inc. (REIT)(x)	16,203	47,799
Ready Capital Corp. (REIT)	8,534	61,616
Western Asset Mortgage Capital Corp. (REIT)	12,890	29,518

		482,263

Thrifts & Mortgage Finance (1.4%)
Bancorp 34, Inc.(x)	811	8,840
Bogota Financial Corp.(x)*	1,149	7,928
Bridgewater Bancshares, Inc.*	5,517	53,791
Broadway Financial Corp.*	3,014	3,948
CBM Bancorp, Inc.*	975	11,291
Central Federal Corp.*	960	10,099
Elmira Savings Bank(x)	516	5,934
ESSA Bancorp, Inc.	2,333	31,845
Federal Agricultural Mortgage Corp., Class C	2,210	122,942
First Defiance Financial Corp.	9,021	132,970
First Seacoast Bancorp*	520	3,141
FS Bancorp, Inc.	1,018	36,648
Greene County Bancorp, Inc.	818	19,108
Guaranty Federal Bancshares, Inc.(x)	672	9,919
Hingham Institution for Savings	340	49,297
HMN Financial, Inc.*	946	17,028
Home Bancorp, Inc.	1,870	45,665
Home Federal Bancorp, Inc.(x)	273	6,416
HomeStreet, Inc.	4,405	97,923
HV Bancorp, Inc.*	403	4,429
IF Bancorp, Inc.	611	9,776
Impac Mortgage Holdings, Inc.*	2,136	5,191
Lake Shore Bancorp, Inc.	411	4,316
Luther Burbank Corp.	4,914	45,061
Merchants Bancorp	2,057	31,225
Meridian Bancorp, Inc.	11,758	131,925
Mid-Southern Bancorp, Inc.	836	10,701
MMA Capital Holdings, Inc.*	1,171	28,959
Mr Cooper Group, Inc.*	18,659	136,770
MSB Financial Corp.	1,103	13,501
Oconee Federal Financial Corp.	359	6,555
Ocwen Financial Corp.*	33,884	16,942
OP Bancorp	3,182	23,738
Ottawa Bancorp, Inc.(x)	612	6,395
PB Bancorp, Inc.	1,504	22,410
PCSB Financial Corp.	3,823	53,484
PDL Community Bancorp*	2,088	21,444
Pioneer Bancorp, Inc.*	2,680	27,818
Provident Bancorp, Inc.*	2,182	18,809
Provident Financial Holdings, Inc.	1,393	21,215
Prudential Bancorp, Inc.	2,183	32,308
Randolph Bancorp, Inc.*	1,291	12,381
Rhinebeck Bancorp, Inc.*	979	6,236
Riverview Bancorp, Inc.	5,411	27,109
Sachem Capital Corp. (REIT)	3,727	6,485
Security National Financial Corp., Class A*	2,312	9,872
Severn Bancorp, Inc.	2,285	14,670
Southern Missouri Bancorp, Inc.	1,906	46,259
Standard AVB Financial Corp.	939	19,869
Sterling Bancorp, Inc.	4,681	20,128
Territorial Bancorp, Inc.	1,903	46,719
Timberland Bancorp, Inc.	1,867	34,147
Velocity Financial, Inc.*	1,845	13,893
Waterstone Financial, Inc.	5,760	83,750
Western New England Bancorp, Inc.	5,684	38,424

		1,727,647

Total Financials		17,531,498

Health Care (34.5%)
Biotechnology (21.5%)
89bio, Inc.(x)*	715	18,054
Abeona Therapeutics, Inc.*	13,621	28,604
Acorda Therapeutics, Inc.(x)*	11,505	10,730
Adamas Pharmaceuticals, Inc.*	5,613	16,222
ADMA Biologics, Inc.(x)*	17,183	49,487
Aduro Biotech, Inc.*	166,487	456,174
Adverum Biotechnologies, Inc.*	15,421	150,663
Aeglea BioTherapeutics, Inc.*	6,155	28,682
Aeterna Zentaris, Inc.*	3,477	1,772
Affimed NV*	18,082	28,570
Agenus, Inc.*	26,122	63,999
AgeX Therapeutics, Inc.(x)*	4,460	4,148
Aileron Therapeutics, Inc.*	3,849	1,278
Akebia Therapeutics, Inc.*	28,825	218,494
Akero Therapeutics, Inc.(x)*	2,079	44,075
Albireo Pharma, Inc.*	3,130	51,238
Aldeyra Therapeutics, Inc.*	5,203	12,851
Alector, Inc.*	23,584	569,082
Allena Pharmaceuticals, Inc.(x)*	2,463	2,371
Alpine Immune Sciences, Inc.*	986	2,840
Altimmune, Inc.(x)*	3,533	11,341
AMAG Pharmaceuticals, Inc.(x)*	7,817	48,309
Anavex Life Sciences Corp.(x)*	11,922	37,554
Anika Therapeutics, Inc.*	3,263	94,333
Anixa Biosciences, Inc.(x)*	4,146	6,592
Applied Genetic Technologies Corp.*	5,162	16,931
Applied Therapeutics, Inc.(x)*	1,981	64,759
Aprea Therapeutics, Inc.*	1,576	54,782
Aptinyx, Inc.*	5,218	11,271
AquaBounty Technologies, Inc.*	3,914	6,380
Aravive, Inc.*	2,538	14,619
Arbutus Biopharma Corp.*	10,790	10,898
Arcturus Therapeutics Holdings, Inc.*	2,417	32,847
Arcus Biosciences, Inc.*	7,931	110,082
Ardelyx, Inc.*	15,226	86,560
Arena Pharmaceuticals, Inc.*	10,714	449,988
Aridis Pharmaceuticals, Inc.(x)*	1,222	7,051
Armata Pharmaceuticals, Inc.(x)*	806	2,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Assembly Biosciences, Inc.*	6,935	$102,846
Athersys, Inc.(x)*	32,719	98,157
Atreca, Inc., Class A(x)*	4,202	69,543
Aurinia Pharmaceuticals, Inc.(x)*	31,890	462,724
Avid Bioservices, Inc.*	13,636	69,680
Avrobio, Inc.*	5,720	89,003
Axcella Health, Inc.*	2,083	7,124
AzurRx BioPharma, Inc.*	4,920	2,854
Bellicum Pharmaceuticals, Inc.(x)*	947	4,394
Beyondspring, Inc.(x)*	3,146	40,300
BioCryst Pharmaceuticals, Inc.*	37,701	75,402
Bio-Path Holdings, Inc.(x)*	828	3,726
BioSpecifics Technologies Corp.*	1,482	83,837
Bioxcel Therapeutics, Inc.*	1,713	38,286
Black Diamond Therapeutics, Inc.(x)*	12,207	304,565
BrainStorm Cell Therapeutics, Inc.(x)*	4,654	21,595
Cabaletta Bio, Inc.*	1,474	10,760
Calithera Biosciences, Inc.*	13,598	60,375
Calyxt, Inc.(x)*	2,542	8,465
CASI Pharmaceuticals, Inc.(x)*	12,133	24,751
Castle Biosciences, Inc.*	14,057	419,039
Catabasis Pharmaceuticals, Inc.*	4,350	18,053
Catalyst Biosciences, Inc.*	4,143	18,105
Catalyst Pharmaceuticals, Inc.*	23,494	90,452
Celcuity, Inc.*	1,539	10,004
Celldex Therapeutics, Inc.*	3,431	5,695
Cellular Biomedicine Group, Inc.*	2,994	47,365
CEL-SCI Corp.(x)*	8,005	92,378
Celsion Corp.*	3,754	3,394
Centogene NV*	409	8,180
Checkpoint Therapeutics, Inc.(x)*	9,019	13,619
ChemoCentryx, Inc.*	29,358	1,179,604
Chimerix, Inc.*	12,116	17,447
Cidara Therapeutics, Inc.*	6,715	16,653
Cohbar, Inc.(m)*	5,203	5,931
Coherus Biosciences, Inc.*	21,238	344,480
Concert Pharmaceuticals, Inc.*	6,556	57,955
Constellation Pharmaceuticals, Inc.*	4,612	144,955
Corbus Pharmaceuticals Holdings, Inc.(x)*	16,084	84,280
Cortexyme, Inc.(x)*	2,773	126,477
Corvus Pharmaceuticals, Inc.*	4,104	8,659
Crinetics Pharmaceuticals, Inc.(x)*	2,641	38,823
Cue Biopharma, Inc.*	4,862	68,992
Curis, Inc.*	5,826	4,101
Cyclerion Therapeutics, Inc.*	5,851	15,505
Cytokinetics, Inc.*	13,575	160,049
CytomX Therapeutics, Inc.*	11,024	84,554
Deciphera Pharmaceuticals, Inc.*	20,781	855,554
Denali Therapeutics, Inc.(x)*	21,241	371,930
DiaMedica Therapeutics, Inc.*	2,732	7,650
Dicerna Pharmaceuticals, Inc.*	13,038	239,508
Dyadic International, Inc.(x)*	4,866	25,303
Dynavax Technologies Corp.(x)*	20,385	71,959
Eidos Therapeutics, Inc.(x)*	28,391	1,390,875
Eiger BioPharmaceuticals, Inc.*	5,751	39,107
Enochian Biosciences, Inc.(x)*	3,157	9,471
Entasis Therapeutics Holdings, Inc.(x)*	1,225	3,124
Equillium, Inc.*	1,246	3,377
Evelo Biosciences, Inc.(x)*	3,408	12,797
Fennec Pharmaceuticals, Inc.*	3,152	18,723
Five Prime Therapeutics, Inc.*	8,401	19,070
Flexion Therapeutics, Inc.(x)*	8,238	64,833
Fortress Biotech, Inc.*	11,748	22,204
Forty Seven, Inc.*	16,425	1,567,274
Frequency Therapeutics, Inc.*	1,418	25,255
Galectin Therapeutics, Inc.(x)*	9,961	19,524
Galera Therapeutics, Inc.*	327	3,107
Geron Corp.(x)*	45,381	54,003
GlycoMimetics, Inc.*	8,491	19,359
Gritstone Oncology, Inc.(x)*	5,912	34,408
Harpoon Therapeutics, Inc.(x)*	1,809	20,948
Homology Medicines, Inc.*	6,062	94,203
Hookipa Pharma, Inc.*	2,384	19,668
Ideaya Biosciences, Inc.(x)*	3,369	13,880
Idera Pharmaceuticals, Inc.*	6,270	8,276
IGM Biosciences, Inc.*	1,207	67,773
ImmuCell Corp.(x)*	1,094	4,146
Immunic, Inc.(x)*	224	1,337
ImmunoGen, Inc.*	41,240	140,628
Infinity Pharmaceuticals, Inc.*	8,648	7,244
Inmune Bio, Inc.*	1,326	4,363
Inovio Pharmaceuticals, Inc.(x)*	23,171	172,392
Insmed, Inc.*	30,406	487,408
Intellia Therapeutics, Inc.(x)*	9,457	115,659
IVERIC bio, Inc.*	12,347	42,474
Jounce Therapeutics, Inc.*	3,893	18,492
Kadmon Holdings, Inc.*	39,161	164,085
KalVista Pharmaceuticals, Inc.*	3,104	23,746
Karuna Therapeutics, Inc.*	13,104	943,488
Karyopharm Therapeutics, Inc.*	14,544	279,390
Kezar Life Sciences, Inc.*	7,715	33,637
Kindred Biosciences, Inc.*	9,109	36,436
Kiniksa Pharmaceuticals Ltd., Class A*	3,459	53,545
Kodiak Sciences, Inc.*	6,843	326,411
Krystal Biotech, Inc.*	22,186	959,323
Kura Oncology, Inc.*	8,391	83,490
La Jolla Pharmaceutical Co.(x)*	5,269	22,130
Leap Therapeutics, Inc.(x)*	3,488	5,511
Lineage Cell Therapeutics, Inc.(x)*	26,530	21,970
LogicBio Therapeutics, Inc.(x)*	2,111	10,428
Lumos Pharma, Inc.(x)*	679	5,772
MacroGenics, Inc.*	11,652	67,815
Magenta Therapeutics, Inc.*	4,563	28,656
MannKind Corp.(x)*	45,941	47,319
Marker Therapeutics, Inc.(x)*	6,856	13,026
MediciNova, Inc.(x)*	10,444	38,852
MEI Pharma, Inc.*	25,019	40,281
MeiraGTx Holdings plc*	4,180	56,179
Merrimack Pharmaceuticals, Inc.(x)	2,320	4,988
Mersana Therapeutics, Inc.*	8,769	51,123
Millendo Therapeutics, Inc.*	3,093	16,331
Minerva Neurosciences, Inc.*	7,307	43,988
Miragen Therapeutics, Inc.*	9,306	4,151
Mirum Pharmaceuticals, Inc.(x)*	1,271	17,794
Molecular Templates, Inc.*	4,949	65,772
Moleculin Biotech, Inc.(x)*	12,007	7,319
Monopar Therapeutics, Inc.*	279	2,062
Morphic Holding, Inc.(x)*	2,652	38,931
Mustang Bio, Inc.*	7,001	18,763
Myovant Sciences Ltd.*	88,918	671,331
NantKwest, Inc.*	7,454	21,468
Neon Therapeutics, Inc.(x)*	4,052	10,697
Neurotrope, Inc.(x)*	2,597	2,130
NextCure, Inc.*	18,921	701,401
Novavax, Inc.(x)*	7,862	106,766
Nymox Pharmaceutical Corp.*	10,400	24,336
Oncocyte Corp.*	5,011	12,277
Organogenesis Holdings, Inc.*	2,619	8,459
Organovo Holdings, Inc.(x)*	29,136	11,946
Orgenesis, Inc.(x)*	3,168	12,038
Ovid therapeutics, Inc.*	7,671	22,860
Oyster Point Pharma, Inc.*	1,372	48,020
Palatin Technologies, Inc.(x)*	55,968	23,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PDL BioPharma, Inc.*	27,498	$77,544
Pfenex, Inc.*	7,257	64,007
PhaseBio Pharmaceuticals, Inc.(x)*	3,470	11,486
Pieris Pharmaceuticals, Inc.*	11,625	26,505
PolarityTE, Inc.(x)*	4,743	5,122
Precision BioSciences, Inc.*	8,803	53,082
Prevail Therapeutics, Inc.*	3,423	41,726
Principia Biopharma, Inc.*	4,488	266,497
Progenics Pharmaceuticals, Inc.*	21,196	80,545
Protagonist Therapeutics, Inc.*	4,346	30,683
Proteostasis Therapeutics, Inc.(x)*	10,905	12,432
Prothena Corp. plc*	9,835	105,235
Ra Pharmaceuticals, Inc.*	8,491	407,653
RAPT Therapeutics, Inc.(x)*	389	8,274
Replimune Group, Inc.*	3,339	33,290
REVOLUTION Medicines, Inc.*	13,575	297,428
Rhythm Pharmaceuticals, Inc.*	7,178	109,249
Rigel Pharmaceuticals, Inc.*	41,091	64,102
Rocket Pharmaceuticals, Inc.*	54,630	762,089
Savara, Inc.*	8,578	18,185
Scholar Rock Holding Corp.*	4,293	51,988
Selecta Biosciences, Inc.*	8,029	19,350
Seres Therapeutics, Inc.*	8,974	32,037
Sesen Bio, Inc.(x)*	24,365	13,659
Soleno Therapeutics, Inc.*	6,999	16,658
Solid Biosciences, Inc.*	5,102	12,194
Sorrento Therapeutics, Inc.(x)*	31,979	58,841
Spero Therapeutics, Inc.*	3,230	26,098
Spring Bank Pharmaceuticals, Inc.*	2,682	2,494
SpringWorks Therapeutics, Inc.*	2,551	68,877
Stemline Therapeutics, Inc.*	11,252	54,460
Stoke Therapeutics, Inc.*	16,074	368,095
Sunesis Pharmaceuticals, Inc.*	24,972	10,361
Surface Oncology, Inc.*	2,613	4,886
Sutro Biopharma, Inc.*	2,620	26,724
Syndax Pharmaceuticals, Inc.*	5,466	59,962
Synlogic, Inc.*	3,291	5,661
Syros Pharmaceuticals, Inc.*	8,568	50,808
T2 Biosystems, Inc.(x)*	10,312	6,698
TCR2 Therapeutics, Inc.(x)*	2,963	22,934
TG Therapeutics, Inc.*	105,210	1,035,266
Tocagen, Inc.(x)*	4,843	5,908
Translate Bio, Inc.*	8,467	84,416
Trevena, Inc.(x)*	23,548	13,349
Turning Point Therapeutics, Inc.*	24,385	1,089,034
Twist Bioscience Corp.*	37,649	1,151,306
Tyme Technologies, Inc.(x)*	15,314	16,845
uniQure NV*	6,265	297,274
UNITY Biotechnology, Inc.(x)*	7,077	41,047
Unum Therapeutics, Inc.*	2,810	1,161
Vaccinex, Inc.(x)*	591	2,364
Vanda Pharmaceuticals, Inc.*	12,697	131,541
VBI Vaccines, Inc.*	37,877	35,983
Veracyte, Inc.*	21,525	523,273
Verastem, Inc.*	17,575	46,398
Vericel Corp.*	10,897	99,925
Viking Therapeutics, Inc.(x)*	15,853	74,192
Voyager Therapeutics, Inc.*	5,926	54,223
vTv Therapeutics, Inc., Class A(x)*	2,109	4,028
X4 Pharmaceuticals, Inc.*	3,866	38,660
XBiotech, Inc.*	3,115	33,081
XOMA Corp.(x)*	1,367	27,818
Y-mAbs Therapeutics, Inc.*	5,765	150,467
Zafgen, Inc.*	7,085	5,455
ZIOPHARM Oncology, Inc.(x)*	45,282	110,941

		27,258,595

Health Care Equipment & Supplies (7.6%)
Accuray, Inc.*	21,927	41,661
Alphatec Holdings, Inc.*	9,684	33,410
AngioDynamics, Inc.*	9,081	94,715
Antares Pharma, Inc.*	39,565	93,373
Apollo Endosurgery, Inc.*	2,909	5,585
Apyx Medical Corp.*	7,897	28,350
Axonics Modulation Technologies, Inc.(x)*	34,851	885,564
Beyond Air, Inc.(x)*	2,890	23,120
Biolase, Inc.*	2,425	909
BioLife Solutions, Inc.*	1,843	17,509
BioSig Technologies, Inc.(x)*	4,637	19,429
Cerus Corp.*	38,404	178,579
Chembio Diagnostics, Inc.(x)*	4,150	21,248
Conformis, Inc.(x)*	14,417	9,083
CryoPort, Inc.(x)*	7,717	131,729
Cutera, Inc.*	3,356	43,829
CytoSorbents Corp.(x)*	7,528	58,191
Ekso Bionics Holdings, Inc.(x)*	1,020	2,886
ElectroCore, Inc.*	2,722	2,586
Electromed, Inc.*	1,685	18,939
Endologix, Inc.*	3,851	2,661
FONAR Corp.*	1,520	22,222
GenMark Diagnostics, Inc.*	13,657	56,267
Helius Medical Technologies, Inc.(x)*	4,861	1,604
Heska Corp.*	1,710	94,563
IntriCon Corp.*	2,039	23,999
Invacare Corp.	8,247	61,275
iRadimed Corp.*	1,160	24,766
iRhythm Technologies, Inc.*	14,085	1,145,815
IRIDEX Corp.*	2,762	4,447
Kewaunee Scientific Corp.	516	3,942
Lantheus Holdings, Inc.*	9,460	120,710
LeMaitre Vascular, Inc.	4,007	99,854
Meridian Bioscience, Inc.*	10,308	86,587
Mesa Laboratories, Inc.	976	220,664
Microbot Medical, Inc.*	1,383	7,676
Misonix, Inc.*	2,328	21,930
Motus GI Holdings, Inc.*	3,304	2,226
Neuronetics, Inc.*	2,805	5,301
Nevro Corp.*	14,228	1,422,515
OraSure Technologies, Inc.*	15,048	161,917
OrthoPediatrics Corp.*	35,732	1,416,417
PAVmed, Inc.(x)*	5,271	10,437
Pro-Dex, Inc.*	513	8,300
Pulse Biosciences, Inc.(x)*	2,953	21,144
RA Medical Systems, Inc.(x)*	1,704	1,857
Rockwell Medical, Inc.(x)*	15,639	32,060
RTI Surgical Holdings, Inc.*	13,575	23,213
SeaSpine Holdings Corp.*	5,308	43,366
Senseonics Holdings, Inc.(x)*	29,923	18,956
Sensus Healthcare, Inc.(x)*	2,405	6,013
Shockwave Medical, Inc.*	22,534	747,678
SI-BONE, Inc.*	4,681	55,938
Sientra, Inc.*	9,713	19,329
Silk Road Medical, Inc.*	31,057	977,674
Soliton, Inc.(x)*	1,262	10,222
Strata Skin Sciences, Inc.*	4,431	3,993
Surmodics, Inc.*	3,205	106,791
Tactile Systems Technology, Inc.*	11,400	457,824
Tela Bio, Inc.(x)*	972	7,601
TransEnterix, Inc.(x)*	6,242	2,196
TransMedics Group, Inc.*	3,496	42,232
Utah Medical Products, Inc.	838	78,814
Vapotherm, Inc.*	3,688	69,445
Vermillion, Inc.*	9,946	8,279
ViewRay, Inc.(x)*	25,919	64,798
Xtant Medical Holdings, Inc.*	690	462
Zosano Pharma Corp.(x)*	5,921	3,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zynex, Inc.(x)*	3,854	$42,664

		9,582,667

Health Care Providers & Services (1.1%)
Addus HomeCare Corp.*	3,033	205,031
American Renal Associates Holdings, Inc.*	4,563	30,161
Apollo Medical Holdings, Inc.(x)*	2,085	26,938
Avalon GloboCare Corp.(x)*	4,545	7,045
Capital Senior Living Corp.*	5,479	3,178
Catasys, Inc.(x)*	1,882	28,663
Community Health Systems, Inc.*	21,093	70,451
Cross Country Healthcare, Inc.*	8,786	59,218
CynergisTek, Inc.(x)*	1,842	2,597
Enzo Biochem, Inc.*	10,446	26,428
Exagen, Inc.(x)*	921	14,681
Fulgent Genetics, Inc.*	1,611	17,334
Genesis Healthcare, Inc.*	20,764	17,496
Hanger, Inc.*	8,838	137,696
InfuSystem Holdings, Inc.*	3,577	30,369
Joint Corp. (The)*	3,186	34,568
Option Care Health, Inc.*	7,527	71,281
Owens & Minor, Inc.	15,061	137,808
PetIQ, Inc.*	4,822	112,015
Precipio, Inc.(x)*	1,120	784
Providence Service Corp. (The)*	2,842	155,969
Psychemedics Corp.	1,073	6,492
Quorum Health Corp.(x)*	6,317	2,853
RadNet, Inc.*	10,255	107,780
Sharps Compliance Corp.*	3,312	26,297
Surgery Partners, Inc.*	5,948	38,840
Triple-S Management Corp., Class B*	5,595	78,889

		1,450,862

Health Care Technology (1.5%)
Castlight Health, Inc., Class B*	25,414	18,377
Computer Programs & Systems, Inc.	3,093	68,819
Health Catalyst, Inc.*	14,699	384,379
HealthStream, Inc.*	6,429	153,975
HTG Molecular Diagnostics, Inc.(x)*	12,686	4,123
Icad, Inc.*	4,178	30,666
Inspire Medical Systems, Inc.*	19,174	1,155,809
MTBC, Inc.*	1,624	8,932
OptimizeRx Corp.*	3,304	29,934
SCWorx Corp.(x)*	1,729	3,890
Simulations Plus, Inc.	2,903	101,373

		1,960,277

Life Sciences Tools & Services (0.7%)
BioNano Genomics, Inc.(x)*	3,178	1,446
Champions Oncology, Inc.*	1,576	11,662
ChromaDex Corp.(x)*	9,780	31,883
Fluidigm Corp.*	17,076	43,373
Harvard Bioscience, Inc.*	9,415	20,807
NanoString Technologies, Inc.*	26,925	647,546
Personalis, Inc.*	4,646	37,493
Quanterix Corp.*	3,253	59,758

		853,968

Pharmaceuticals (2.1%)
AcelRx Pharmaceuticals, Inc.(x)*	18,502	21,832
Acer Therapeutics, Inc.(x)*	1,052	2,093
Aclaris Therapeutics, Inc.(x)*	6,837	7,110
Adamis Pharmaceuticals Corp.(x)*	14,319	5,116
Aerpio Pharmaceuticals, Inc.*	4,797	2,637
Agile Therapeutics, Inc.(x)*	9,761	18,155
ANI Pharmaceuticals, Inc.*	2,225	90,646
Aquestive Therapeutics, Inc.(x)*	3,282	7,188
Arvinas, Inc.*	5,174	208,512
Assertio Therapeutics, Inc.*	16,447	10,691
Avenue Therapeutics, Inc.*	1,585	14,170
Axsome Therapeutics, Inc.*	6,588	387,572
Aytu BioScience, Inc.(x)*	2,395	3,592
Baudax Bio, Inc.(x)*	1,861	4,615
BioDelivery Sciences International, Inc.*	20,373	77,214
Cara Therapeutics, Inc.*	9,722	128,428
cbdMD, Inc.*	7,070	6,575
Cerecor, Inc.*	5,808	14,404
Chiasma, Inc.*	8,622	31,470
Clearside Biomedical, Inc.*	9,320	15,844
CNS Pharmaceuticals, Inc.(x)*	577	1,212
Cocrystal Pharma, Inc.(x)*	3,929	2,790
Collegium Pharmaceutical, Inc.*	7,847	128,142
CorMedix, Inc.(x)*	6,227	22,355
Cumberland Pharmaceuticals, Inc.*	1,924	6,984
Cymabay Therapeutics, Inc.*	17,353	25,682
Eloxx Pharmaceuticals, Inc.*	6,778	13,285
Eton Pharmaceuticals, Inc.(x)*	3,087	12,657
Evofem Biosciences, Inc.(x)*	3,462	18,418
Evolus, Inc.(x)*	4,795	19,899
Eyenovia, Inc.(x)*	2,295	5,278
EyePoint Pharmaceuticals, Inc.(x)*	16,981	17,321
Fulcrum Therapeutics, Inc.(x)*	3,088	36,871
Harrow Health, Inc.(x)*	5,360	20,475
Innovate Biopharmaceuticals, Inc.(x)*	6,897	3,471
Kala Pharmaceuticals, Inc.(x)*	5,838	51,316
Kaleido Biosciences, Inc.(x)*	3,084	18,967
KemPharm, Inc.(x)*	5,095	1,146
Lannett Co., Inc.(x)*	7,942	55,197
Lipocine, Inc.(x)*	7,100	3,408
Liquidia Technologies, Inc.*	3,328	15,675
Marinus Pharmaceuticals, Inc.*	20,264	41,136
Menlo Therapeutics, Inc.*	10,972	29,405
Neos Therapeutics, Inc.*	13,075	9,806
Novan, Inc.*	3,959	1,881
Novus Therapeutics, Inc.*	2,041	796
Ocular Therapeutix, Inc.*	10,384	51,401
Odonate Therapeutics, Inc.*	2,348	64,828
Omeros Corp.(x)*	12,487	166,951
Opiant Pharmaceuticals, Inc.*	1,012	9,695
Optinose, Inc.(x)*	6,794	30,505
Oramed Pharmaceuticals, Inc.(x)*	3,922	11,923
Osmotica Pharmaceuticals plc(x)*	1,916	6,093
Otonomy, Inc.*	6,488	12,781
Paratek Pharmaceuticals, Inc.*	8,145	25,657
Phathom Pharmaceuticals, Inc.*	2,622	67,700
PLx Pharma, Inc.(x)*	1,600	3,600
ProPhase Labs, Inc.	1,886	3,565
Provention Bio, Inc.(x)*	7,683	70,684
Recro Pharma, Inc.*	4,863	39,731
resTORbio, Inc.*	3,330	3,430
Revance Therapeutics, Inc.*	12,587	186,288
Satsuma Pharmaceuticals, Inc.*	1,107	23,823
scPharmaceuticals, Inc.*	1,762	13,039
SCYNEXIS, Inc.(x)*	23,833	18,614
Seelos Therapeutics, Inc.(x)*	6,461	3,169
Senestech, Inc.*	235	486
SIGA Technologies, Inc.*	13,463	64,353
Strongbridge Biopharma plc*	9,717	18,365
Tetraphase Pharmaceuticals, Inc.(x)*	1,791	2,292
TFF Pharmaceuticals, Inc.*	880	3,379
Trevi Therapeutics, Inc.*	4,286	14,101
Verrica Pharmaceuticals, Inc.*	3,165	34,593
VIVUS, Inc.(x)*	2,200	7,920
Xeris Pharmaceuticals, Inc.*	8,749	17,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.(x)*	5,462	$20,919

		2,618,383

Total Health Care		43,724,752

Industrials (9.6%)
Aerospace & Defense (1.2%)
AeroVironment, Inc.*	17,333	1,056,620
Air Industries Group(x)*	6,729	7,133
CPI Aerostructures, Inc.(x)*	2,369	5,330
Ducommun, Inc.*	2,620	65,107
Innovative Solutions & Support, Inc.*	2,727	8,699
Maxar Technologies, Inc.(x)	14,598	155,907
National Presto Industries, Inc.	1,211	85,751
Park Aerospace Corp.	4,601	57,972
Vectrus, Inc.*	2,776	114,954

		1,557,473

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	6,586	112,489
Radiant Logistics, Inc.*	9,482	36,695

		149,184

Airlines (0.0%)
Mesa Air Group, Inc.*	6,857	22,560

Building Products (0.5%)
Alpha Pro Tech Ltd.(x)*	2,430	29,354
Armstrong Flooring, Inc.*	3,865	5,527
Caesarstone Ltd.	5,545	58,611
Continental Materials Corp.*	97	873
CSW Industrials, Inc.	3,624	235,016
Insteel Industries, Inc.	4,522	59,916
Jewett-Cameron Trading Co. Ltd.*	538	2,911
PGT Innovations, Inc.*	13,843	116,143
Quanex Building Products Corp.	8,057	81,215
Tecogen, Inc.*	3,166	2,944

		592,510

Commercial Services & Supplies (1.2%)
Acme United Corp.	589	11,939
AMREP Corp.*	671	3,221
Aqua Metals, Inc.(x)*	11,964	5,386
ARC Document Solutions, Inc.	11,082	8,976
BioHiTech Global, Inc.*	1,712	2,072
CECO Environmental Corp.*	7,604	35,511
Charah Solutions, Inc.*	1,993	3,408
Clean Harbors, Inc.*	15,982	820,516
CompX International, Inc.	346	5,259
Ennis, Inc.	6,253	117,431
Fuel Tech, Inc.*	3,571	1,430
Heritage-Crystal Clean, Inc.*	3,706	60,185
Hudson Technologies, Inc.(x)*	7,876	5,432
Kimball International, Inc., Class B	8,764	104,379
NL Industries, Inc.	1,754	5,227
Odyssey Marine Exploration, Inc.(x)*	2,333	7,816
Performant Financial Corp.*	10,367	9,330
Perma-Fix Environmental Services*	2,821	14,697
PICO Holdings, Inc.*	3,608	28,070
Quest Resource Holding Corp.*	1,041	1,218
RR Donnelley & Sons Co.	18,247	17,490
SP Plus Corp.*	5,578	115,744
Team, Inc.*	7,433	48,315
Virco Manufacturing Corp.*	2,018	4,238
VSE Corp.	2,155	35,321
Wilhelmina International, Inc.*	224	712

		1,473,323

Construction & Engineering (0.8%)
Aegion Corp.*	7,446	133,507
Ameresco, Inc., Class A*	5,498	93,631
Argan, Inc.	3,595	124,279
Concrete Pumping Holdings, Inc.*	6,504	18,601
Construction Partners, Inc., Class A*	4,570	77,187
Goldfield Corp. (The)*	5,632	15,995
Great Lakes Dredge & Dock Corp.*	14,885	123,546
HC2 Holdings, Inc.(x)*	10,571	16,385
IES Holdings, Inc.*	2,062	36,394
Infrastructure and Energy Alternatives, Inc.*	2,150	4,322
Limbach Holdings, Inc.(x)*	931	2,653
MYR Group, Inc.*	3,957	103,634
Northwest Pipe Co.*	2,337	51,998
NV5 Global, Inc.(x)*	2,529	104,422
Orion Group Holdings, Inc.*	7,088	18,429
Sterling Construction Co., Inc.*	6,411	60,905

		985,888

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	1,757	41,641
American Superconductor Corp.*	5,303	29,061
Energous Corp.(x)*	6,356	4,723
LSI Industries, Inc.	6,276	23,723
Orion Energy Systems, Inc.*	6,865	25,401
Plug Power, Inc.(x)*	72,774	257,620
Polar Power, Inc.(x)*	842	1,010
Powell Industries, Inc.	2,193	56,294
Preformed Line Products Co.	741	36,924
Servotronics, Inc.	224	1,521
Sunworks, Inc.(x)*	769	289
TPI Composites, Inc.*	7,072	104,524
Ultralife Corp.*	2,476	12,875
Vivint Solar, Inc.(x)*	10,912	47,685

		643,291

Machinery (4.1%)
Blue Bird Corp.*	3,796	41,490
Briggs & Stratton Corp.(x)	10,163	18,395
Columbus McKinnon Corp.	5,646	141,150
Commercial Vehicle Group, Inc.*	6,961	10,511
Douglas Dynamics, Inc.	5,470	194,240
Eastern Co. (The)	1,280	24,960
Energy Recovery, Inc.*	9,239	68,738
ESCO Technologies, Inc.	4,323	328,159
Evoqua Water Technologies Corp.*	47,930	537,295
ExOne Co. (The)(x)*	2,762	17,649
Federal Signal Corp.	49,597	1,353,006
FreightCar America, Inc.*	2,489	2,315
Gencor Industries, Inc.*	2,250	23,625
Graham Corp.	2,278	29,386
Hurco Cos., Inc.	1,603	46,647
Kadant, Inc.	2,687	200,585
Kornit Digital Ltd.*	25,356	631,111
LB Foster Co., Class A*	2,503	30,937
LS Starrett Co. (The), Class A*	1,217	3,943
Luxfer Holdings plc	6,711	94,894
Lydall, Inc.*	4,092	26,434
Manitex International, Inc.*	3,688	15,231
Mayville Engineering Co., Inc.*	1,658	10,164
Miller Industries, Inc.	2,706	76,526
NN, Inc.	9,874	17,082
Omega Flex, Inc.	721	60,852
Park-Ohio Holdings Corp.	2,148	40,683
Perma-Pipe International Holdings, Inc.*	1,957	12,173
Spartan Motors, Inc.	8,261	106,650
SPX Corp.*	31,785	1,037,462
Taylor Devices, Inc.*	699	6,004
Titan International, Inc.	12,389	19,203
Twin Disc, Inc.*	2,553	17,820

		5,245,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
Eagle Bulk Shipping, Inc.*	11,235	$20,785
Genco Shipping & Trading Ltd.	3,767	24,184
Navios Maritime Holdings, Inc.*	2,009	4,641
Pangaea Logistics Solutions Ltd.	1,823	3,646
Safe Bulkers, Inc.*	12,868	15,313
Scorpio Bulkers, Inc.	13,074	33,077

		101,646

Professional Services (0.7%)
Acacia Research Corp.*	7,785	17,283
Barrett Business Services, Inc.	1,778	70,480
BG Staffing, Inc.	2,373	17,750
CRA International, Inc.	1,849	61,775
DLH Holdings Corp.*	1,104	4,648
Forrester Research, Inc.*	2,673	78,132
Franklin Covey Co.*	2,404	37,358
GP Strategies Corp.*	3,119	20,305
Heidrick & Struggles International, Inc.	4,615	103,837
Hill International, Inc.*	10,873	15,766
Hudson Global, Inc.*	619	5,292
InnerWorkings, Inc.*	9,964	11,658
Kelly Services, Inc., Class A	8,154	103,474
Kforce, Inc.	4,976	127,236
Mastech Digital, Inc.*	989	12,699
Mistras Group, Inc.*	4,623	19,694
RCM Technologies, Inc.*	1,780	2,225
Red Violet, Inc.(x)*	1,556	28,008
Resources Connection, Inc.	7,527	82,571
Volt Information Sciences, Inc.*	2,928	2,372
Willdan Group, Inc.*	2,475	52,891

		875,454

Road & Rail (0.1%)
Covenant Transportation Group, Inc., Class A*	3,011	26,105
Daseke, Inc.*	11,510	16,114
PAM Transportation Services, Inc.*	487	14,975
Roadrunner Transportation Systems, Inc.(x)*	748	1,908
Universal Logistics Holdings, Inc.	1,984	25,990
US Xpress Enterprises, Inc., Class A(x)*	5,493	18,347
USA Truck, Inc.*	1,688	5,351
YRC Worldwide, Inc.(x)*	9,013	15,142

		123,932

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.(x)*	2,009	9,945
CAI International, Inc.*	4,043	57,168
DXP Enterprises, Inc.*	3,998	49,015
EVI Industries, Inc.(x)*	1,189	18,762
Foundation Building Materials, Inc.*	5,012	51,573
General Finance Corp.*	3,013	18,801
Houston Wire & Cable Co.*	3,349	7,334
Huttig Building Products, Inc.*	5,211	3,648
India Globalization Capital, Inc.(x)*	7,480	3,665
Lawson Products, Inc.*	1,026	27,415
Titan Machinery, Inc.*	4,671	40,591
Transcat, Inc.*	1,727	45,766
Veritiv Corp.*	3,205	25,191
Willis Lease Finance Corp.*	706	18,780

		377,654

Total Industrials		12,148,235

Information Technology (17.7%)
Communications Equipment (1.8%)
Applied Optoelectronics, Inc.(x)*	4,575	34,724
Aviat Networks, Inc.*	1,212	10,302
BK Technologies Corp.	1,691	2,807
CalAmp Corp.*	8,320	37,440
Calix, Inc.*	155,558	1,101,351
Cambium Networks Corp.*	1,240	6,944
Clearfield, Inc.*	2,895	34,306
ClearOne, Inc.*	1,965	3,301
Comtech Telecommunications Corp.	44,082	585,850
DASAN Zhone Solutions, Inc.*	1,706	7,148
Digi International, Inc.*	7,011	66,885
EMCORE Corp.*	7,555	16,923
Genasys, Inc.*	8,024	26,239
Harmonic, Inc.*	21,909	126,196
Inseego Corp.(x)*	10,428	64,966
KVH Industries, Inc.*	4,132	38,965
Lantronix, Inc.*	3,847	7,521
Network-1 Technologies, Inc.	3,662	7,983
Optical Cable Corp.*	1,195	2,868
PC-Tel, Inc.*	4,316	28,701
Resonant, Inc.(x)*	10,468	15,493
Ribbon Communications, Inc.*	14,500	43,935
TESSCO Technologies, Inc.	1,805	8,826
Westell Technologies, Inc., Class A*	2,551	1,990

		2,281,664

Electronic Equipment, Instruments & Components (1.5%)
Airgain, Inc.*	2,396	17,706
Akoustis Technologies, Inc.(x)*	7,488	40,211
Arlo Technologies, Inc.*	18,708	45,460
Bel Fuse, Inc., Class B	2,558	24,915
Coda Octopus Group, Inc.(x)*	1,314	7,371
CTS Corp.	7,955	198,000
CUI Global, Inc.*	6,124	5,457
Daktronics, Inc.	9,046	44,597
Data I/O Corp.*	2,526	7,098
Digital Ally, Inc.(x)*	1,837	1,561
FARO Technologies, Inc.*	4,221	187,834
Frequency Electronics, Inc.*	1,424	13,015
Identiv, Inc.*	3,786	12,797
IEC Electronics Corp.*	2,294	13,626
Intellicheck, Inc.*	4,079	13,828
Iteris, Inc.*	9,603	30,730
Key Tronic Corp.*	2,116	6,158
Kimball Electronics, Inc.*	6,040	65,957
LGL Group, Inc. (The)*	848	7,573
Luna Innovations, Inc.*	5,951	36,599
MicroVision, Inc.(x)*	27,472	4,739
Napco Security Technologies, Inc.*	2,834	42,992
OSI Systems, Inc.*	10,493	723,178
PAR Technology Corp.*	2,807	36,098
PC Connection, Inc.	2,758	113,657
Perceptron, Inc.*	1,707	4,916
Powerfleet, Inc.*	5,131	17,753
Research Frontiers, Inc.(x)*	6,399	14,974
RF Industries Ltd.	2,466	9,790
Richardson Electronics Ltd.	2,868	10,984
SMTC Corp.(x)*	4,008	9,339
Taitron Components, Inc., Class A	646	1,434
Vishay Precision Group, Inc.*	2,601	52,228
Wayside Technology Group, Inc.	1,053	13,468
Wireless Telecom Group, Inc.*	3,476	3,302
Wrap Technologies, Inc.(x)*	1,870	7,966

		1,847,311

IT Services (3.6%)
ALJ Regional Holdings, Inc.*	4,523	2,714
Brightcove, Inc.*	9,922	69,156
Cass Information Systems, Inc.	3,480	122,357
Computer Task Group, Inc.*	3,421	13,102
CSP, Inc.(x)	1,085	7,584
Endava plc (ADR)*	37,683	1,324,934
Exela Technologies, Inc.(x)*	9,302	1,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	5,988	$76,167
I3 Verticals, Inc., Class A*	3,591	68,552
Information Services Group, Inc.*	9,106	23,402
International Money Express, Inc.(x)*	4,497	41,058
Limelight Networks, Inc.*	387,914	2,211,110
MoneyGram International, Inc.(x)*	9,032	11,832
Paysign, Inc.(x)*	7,435	38,365
Perficient, Inc.*	7,850	212,657
PFSweb, Inc.*	3,816	11,448
PRGX Global, Inc.*	5,679	15,901
Priority Technology Holdings, Inc.*	1,374	2,666
ServiceSource International, Inc.*	21,975	19,270
StarTek, Inc.*	4,551	17,112
Steel Connect, Inc.*	6,987	5,240
Tucows, Inc., Class A(x)*	2,336	112,735
Unisys Corp.*	10,370	128,070
Usio, Inc.(x)*	2,747	3,104

		4,540,443

Semiconductors & Semiconductor Equipment (3.7%)
Adesto Technologies Corp.*	6,639	74,290
Aehr Test Systems*	5,409	9,033
Alpha & Omega Semiconductor Ltd.*	5,148	32,999
Amtech Systems, Inc.*	3,046	13,250
Atomera, Inc.(x)*	3,612	12,642
Axcelis Technologies, Inc.*	7,951	145,583
AXT, Inc.*	9,866	31,670
CEVA, Inc.*	41,936	1,045,464
Cohu, Inc.	9,909	122,673
CyberOptics Corp.*	1,747	29,891
DSP Group, Inc.*	5,620	75,308
Everspin Technologies, Inc.*	2,985	7,821
GSI Technology, Inc.*	3,903	27,165
Ichor Holdings Ltd.*	49,847	955,068
Impinj, Inc.*	22,280	372,299
inTEST Corp.*	2,164	5,756
Kopin Corp.*	21,529	7,518
NeoPhotonics Corp.*	9,715	70,434
NVE Corp.	1,191	61,968
Onto Innovation, Inc.*	11,803	350,195
PDF Solutions, Inc.*	7,080	82,978
Photronics, Inc.*	13,318	136,643
Pixelworks, Inc.*	9,438	26,898
Rambus, Inc.*	72,290	802,419
SiTime Corp.*	1,189	25,885
SMART Global Holdings, Inc.*	3,330	80,919
Ultra Clean Holdings, Inc.*	9,714	134,053

		4,740,822

Software (7.0%)
8x8, Inc.*	30,523	423,049
A10 Networks, Inc.*	12,435	77,221
Agilysys, Inc.*	54,049	902,618
American Software, Inc., Class A	7,276	103,392
Appian Corp.(x)*	22,742	914,911
Asure Software, Inc.*	3,245	19,340
AudioEye, Inc.*	2,055	8,754
Aware, Inc.*	3,265	9,305
Cerence, Inc.*	64,102	987,171
ChannelAdvisor Corp.*	6,720	48,787
CYREN Ltd.*	15,724	12,422
Digimarc Corp.(x)*	2,854	37,245
Digital Turbine, Inc.*	19,275	83,075
Domo, Inc., Class B*	4,444	44,173
eGain Corp.*	5,128	37,588
Everbridge, Inc.*	8,144	866,196
Finjan Holdings, Inc.(x)*	6,213	6,213
GlobalSCAPE, Inc.	2,862	20,377
GSE Systems, Inc.*	3,459	3,225
GTY Technology Holdings, Inc.*	9,973	45,078
Ideanomics, Inc.(x)*	25,966	34,794
Intelligent Systems Corp.(x)*	1,674	56,899
Inuvo, Inc.(x)*	11,671	2,759
Issuer Direct Corp.(x)*	703	6,257
Majesco*	2,318	12,656
Mind CTI Ltd.	4,607	8,016
Mitek Systems, Inc.*	6,069	47,824
MobileIron, Inc.*	24,538	93,244
Model N, Inc.*	8,185	181,789
NetSol Technologies, Inc.*	2,938	7,345
OneSpan, Inc.*	8,041	145,944
Park City Group, Inc.*	3,669	13,942
Phunware, Inc.(x)*	7,676	5,181
QAD, Inc., Class A	2,833	113,122
Qumu Corp.*	2,619	4,348
RealNetworks, Inc.*	5,118	3,736
Rimini Street, Inc.*	5,210	21,309
Riot Blockchain, Inc.(x)*	7,564	6,301
Rosetta Stone, Inc.*	5,125	71,853
Seachange International, Inc.*	7,785	28,960
SharpSpring, Inc.*	2,735	16,574
ShotSpotter, Inc.(x)*	13,900	381,972
Smith Micro Software, Inc.*	6,090	25,639
Sprout Social, Inc., Class A(x)*	52,476	837,517
Support.com, Inc.	3,610	3,935
SVMK, Inc.*	80,916	1,093,175
Synacor, Inc.(x)*	6,397	6,525
Synchronoss Technologies, Inc.(x)*	9,325	28,441
Telaria, Inc.*	10,479	62,874
Telenav, Inc.*	8,481	36,638
Upland Software, Inc.*	25,621	687,155
Veritone, Inc.(x)*	3,772	8,789
VirnetX Holding Corp.(x)*	15,084	82,510
Zix Corp.*	13,109	56,500

		8,844,663

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,886	14,635
Avid Technology, Inc.*	6,965	46,875
Boxlight Corp., Class A(x)*	3,363	1,917
Eastman Kodak Co.(x)*	3,231	5,590
Immersion Corp.*	7,770	41,647
Intevac, Inc.*	5,955	24,356
One Stop Systems, Inc.*	1,790	2,578
Sonim Technologies, Inc.*	1,919	1,343
TransAct Technologies, Inc.	1,521	4,730

		143,671

Total Information Technology		22,398,574

Materials (1.2%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.(x)	3,914	25,715
AgroFresh Solutions, Inc.*	7,670	12,579
American Vanguard Corp.	7,074	102,290
Amyris, Inc.(x)*	14,179	36,298
Core Molding Technologies, Inc.*	1,581	2,435
Flexible Solutions International, Inc.	1,511	1,768
Flotek Industries, Inc.*	14,027	12,484
FutureFuel Corp.	6,308	71,091
Hawkins, Inc.	2,392	85,155
Intrepid Potash, Inc.*	23,705	18,964
Koppers Holdings, Inc.*	4,603	56,939
LSB Industries, Inc.*	5,832	12,247
Marrone Bio Innovations, Inc.(x)*	13,704	11,195
Northern Technologies International Corp.	1,887	13,964
OMNOVA Solutions, Inc.*	10,200	103,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier Advanced Materials, Inc.	13,366	$14,168
Trecora Resources*	5,067	30,149
Tredegar Corp.	6,359	99,391

		710,260

Construction Materials (0.1%)
Forterra, Inc.*	4,581	27,394
United States Lime & Minerals, Inc.	475	35,079

		62,473

Containers & Packaging (0.1%)
Myers Industries, Inc.	8,671	93,213
UFP Technologies, Inc.*	1,648	62,772

		155,985

Metals & Mining (0.3%)
Ampco-Pittsburgh Corp.*	1,902	4,755
Caledonia Mining Corp. plc	2,447	22,708
Friedman Industries, Inc.	1,482	6,536
Gold Resource Corp.	14,951	41,115
Haynes International, Inc.	3,051	62,881
Olympic Steel, Inc.	2,305	23,857
Ramaco Resources, Inc.(x)*	1,716	4,101
Ryerson Holding Corp.*	4,050	21,546
Schnitzer Steel Industries, Inc., Class A	6,429	83,834
SunCoke Energy, Inc.	17,403	67,002
Synalloy Corp.*	2,050	17,897
TimkenSteel Corp.*	9,644	31,150
Universal Stainless & Alloy Products, Inc.*	1,903	14,672

		402,054

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,915	85,386
Verso Corp., Class A*	8,556	96,512

		181,898

Total Materials		1,512,670

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alpine Income Property Trust, Inc. (REIT)	1,867	22,983
Ashford Hospitality Trust, Inc. (REIT)	22,541	16,662
Bluerock Residential Growth REIT, Inc. (REIT)	5,492	30,590
Braemar Hotels & Resorts, Inc. (REIT)	7,642	12,991
BRT Apartments Corp. (REIT)	2,409	24,692
CatchMark Timber Trust, Inc. (REIT), Class A	11,983	86,517
CBL & Associates Properties, Inc. (REIT)(x)*	45,560	9,117
Cedar Realty Trust, Inc. (REIT)	20,719	19,333
City Office REIT, Inc. (REIT)	12,903	93,289
Clipper Realty, Inc. (REIT)	3,587	18,581
Community Healthcare Trust, Inc. (REIT)	4,688	179,457
CorEnergy Infrastructure Trust, Inc. (REIT)	3,157	58,026
Farmland Partners, Inc. (REIT)(x)	6,807	41,318
Front Yard Residential Corp. (REIT)	12,101	144,607
Gladstone Commercial Corp. (REIT)	7,967	114,406
Gladstone Land Corp. (REIT)	4,461	52,863
Global Medical REIT, Inc. (REIT)	9,425	95,381
Independence Realty Trust, Inc. (REIT)	22,156	198,075
Innovative Industrial Properties, Inc. (REIT)(x)	3,978	302,049
Jernigan Capital, Inc. (REIT)	5,378	58,943
New Senior Investment Group, Inc. (REIT)	20,694	52,977
NexPoint Residential Trust, Inc. (REIT)	4,827	121,689
One Liberty Properties, Inc. (REIT)	3,799	52,920
Plymouth Industrial REIT, Inc. (REIT)	3,147	35,120
Postal Realty Trust, Inc. (REIT), Class A(x)	1,139	18,019
Preferred Apartment Communities, Inc. (REIT), Class A	11,188	80,330
Safehold, Inc. (REIT)(x)	3,106	196,392
Sotherly Hotels, Inc. (REIT)	2,643	4,229
UMH Properties, Inc. (REIT)	8,812	95,698
Urstadt Biddle Properties, Inc. (REIT), Class A	7,237	102,042
Whitestone REIT (REIT)	9,289	57,592

		2,396,888

Real Estate Management & Development (1.3%)
Altisource Asset Management Corp.*	154	2,125
Altisource Portfolio Solutions SA(x)*	1,258	9,649
American Realty Investors, Inc.*	523	4,833
Consolidated-Tomoka Land Co.	1,204	54,577
eXp World Holdings, Inc.(x)*	5,141	43,493
Forestar Group, Inc.*	4,090	42,332
FRP Holdings, Inc.*	1,703	73,229
Griffin Industrial Realty, Inc.	263	8,600
InterGroup Corp. (The)*	111	3,109
JW Mays, Inc.*	85	1,886
Maui Land & Pineapple Co., Inc.*	1,695	18,526
Rafael Holdings, Inc., Class B*	2,650	33,947
Redfin Corp.*	80,446	1,240,477
Stratus Properties, Inc.*	1,428	25,261
Tejon Ranch Co.*	5,136	72,212
Transcontinental Realty Investors, Inc.*	242	4,963
Trinity Place Holdings, Inc.(x)*	3,678	6,694

		1,645,913

Total Real Estate		4,042,801

Utilities (0.8%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	3,409	24,477
Spark Energy, Inc., Class A	2,923	18,327

		42,804

Gas Utilities (0.0%)
RGC Resources, Inc.	1,825	52,797

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	26,151	55,963
Sunnova Energy International, Inc.*	7,759	78,133

		134,096

Multi-Utilities (0.2%)
Unitil Corp.	3,504	183,329

Water Utilities (0.5%)
Artesian Resources Corp., Class A	1,947	72,779
Cadiz, Inc.(x)*	3,176	37,064
Consolidated Water Co. Ltd.	3,490	57,236
Global Water Resources, Inc.	2,978	30,346
Middlesex Water Co.	4,131	248,356
Pure Cycle Corp.*	4,705	52,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	3,145	$136,681

		634,923

Total Utilities		1,047,949

Total Common Stocks (98.3%) (Cost $150,619,694)		124,680,183

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
SRAX, Inc., expiring 12/31/19(r)(x)*	1,616	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
OncoMed Pharmaceuticals, Inc., CVR (r)*	8,942	921
Oncternal Therapeutics, Inc., CVR(r)*	131	—

		921

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	5,040	680

Total Health Care		1,601

Total Rights (0.0%) (Cost $—)		1,601

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	4,898,457	4,898,948

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.6%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	$300,000	300,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,998,906, collateralized by various U.S. Government Treasury Securities,ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $3,058,885.(xx)	2,998,905	2,998,905
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $3,400,185, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $3,684,932.(xx)	3,400,000	3,400,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,000,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		9,698,905

Total Short-Term Investments (11.5%) (Cost $14,597,915)		14,597,853

Total Investments in Securities (109.8%) (Cost $165,217,609)		139,279,637
Other Assets Less Liabilities (-9.8%)		(12,424,781)

Net Assets (100%)		$126,854,856

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $5,931 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $11,209,013. This was collateralized by $2,172,614 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $9,698,905 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini Russell 2000 Equity Index	12	6/2020	USD	68,856	2,516
Russell 2000 E-Mini Index	18	6/2020	USD	1,032,840	(11,552)

					(9,036)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,343,280	$—	$—		$3,343,280
Consumer Discretionary	13,322,952	101,762	—		13,424,714
Consumer Staples	3,184,792	9,812	—		3,194,604
Energy	2,311,106	—	—		2,311,106
Financials	17,531,498	—	—		17,531,498
Health Care	43,724,752	—	—		43,724,752
Industrials	12,144,292	3,943	—		12,148,235
Information Technology	22,398,574	—	—		22,398,574
Materials	1,505,480	7,190	—		1,512,670
Real Estate	4,034,201	8,600	—		4,042,801
Utilities	1,047,949	—	—		1,047,949
Futures	2,516	—	—		2,516
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	1,601		1,601
Short-Term Investments
Investment Company	4,898,948	—	—		4,898,948
Repurchase Agreements	—	9,698,905	—		9,698,905

Total Assets	$129,450,340	$9,830,212	$1,601		$139,282,153

Liabilities:
Futures	$(11,552)	$—	$—		$(11,552)

Total Liabilities	$(11,552)	$—	$—		$(11,552)

Total	$129,438,788	$9,830,212	$1,601		$139,270,601

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,461,255
Aggregate gross unrealized depreciation	(40,812,241)

Net unrealized depreciation	$(26,350,986)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$165,621,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.5%)
Fertilizers & Agricultural Chemicals (4.5%)
CF Industries Holdings, Inc.	1,857	$50,510
Corteva, Inc.	6,393	150,236
FMC Corp.	1,108	90,513
Israel Chemicals Ltd.	6,015	19,110
Mosaic Co. (The)	3,073	33,250
Nutrien Ltd.	4,894	167,306
Yara International ASA	1,513	47,870

Total Chemicals		558,795

Food Products (2.4%)
Agricultural Products (2.4%)
Archer-Daniels-Midland Co.	4,755	167,281
Bunge Ltd.	1,210	49,646
Ingredion, Inc.	571	43,111
Wilmar International Ltd.	16,409	37,115

Total Food Products		297,153

Metals & Mining (29.2%)
Aluminum (0.4%)
Alumina Ltd.	20,909	18,639
Norsk Hydro ASA	11,487	24,958

		43,597

Copper (1.3%)
Antofagasta plc	3,368	32,131
First Quantum Minerals Ltd.(x)	5,888	30,082
Freeport-McMoRan, Inc.	12,393	83,653
Lundin Mining Corp.	5,649	21,235

		167,101

Diversified Metals & Mining (14.6%)
Anglo American plc	8,796	153,704
BHP Group Ltd.	25,163	457,461
BHP Group plc	18,041	279,039
Boliden AB	2,336	42,587
Glencore plc*	91,186	139,174
Mitsubishi Materials Corp.	955	19,573
Rio Tinto Ltd.	3,171	167,852
Rio Tinto plc	9,617	441,447
South32 Ltd.	42,219	45,507
Sumitomo Metal Mining Co. Ltd.	1,987	40,751
Teck Resources Ltd., Class B	4,200	31,844

		1,818,939

Gold (8.4%)
Agnico Eagle Mines Ltd.	2,042	81,518
Barrick Gold Corp.	15,186	279,052
Franco-Nevada Corp.(x)	1,611	160,963
Kinross Gold Corp.*	10,707	42,986
Kirkland Lake Gold Ltd.	2,328	68,568
Newcrest Mining Ltd.	6,567	92,271
Newmont Corp. (London Stock Exchange)	4,640	210,099
Newmont Corp. (Toronto Stock Exchange)	2,363	105,716

		1,041,173

Silver (0.9%)
Wheaton Precious Metals Corp.	3,820	105,129

Steel (3.6%)
ArcelorMittal SA	5,673	53,763
BlueScope Steel Ltd.	4,332	23,627
Evraz plc	4,340	12,385
Fortescue Metals Group Ltd.	11,874	72,524
Hitachi Metals Ltd.	1,831	19,280
JFE Holdings, Inc.	4,198	27,323
Maruichi Steel Tube Ltd.(x)	482	11,610
Nippon Steel Corp.	6,899	59,092
Nucor Corp.	2,590	93,292
Steel Dynamics, Inc.	1,840	41,474
thyssenkrupp AG*	3,456	18,414
voestalpine AG	991	20,178

		452,962

Total Metals & Mining		3,628,901

Oil, Gas & Consumable Fuels (60.1%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	3,380	25,771
Washington H Soul Pattinson & Co. Ltd.(x)	1,022	10,628

		36,399

Integrated Oil & Gas (49.5%)
BP plc	173,142	736,576
Cenovus Energy, Inc.	8,921	18,003
Chevron Corp.	16,152	1,170,374
Eni SpA	21,730	219,700
Equinor ASA	8,555	107,765
Exxon Mobil Corp.	36,142	1,372,312
Galp Energia SGPS SA	4,281	48,877
Husky Energy, Inc.(x)	3,004	7,557
Imperial Oil Ltd.	2,251	25,448
Occidental Petroleum Corp.(x)	7,630	88,355
OMV AG	1,258	34,771
Origin Energy Ltd.	15,044	40,300
Repsol SA	12,098	110,397
Royal Dutch Shell plc, Class A	35,708	624,883
Royal Dutch Shell plc, Class B	31,895	534,781
Suncor Energy, Inc.	13,129	209,534
TOTAL SA	20,501	795,018

		6,144,651

Oil & Gas Exploration & Production (10.3%)
Aker BP ASA	922	11,739
Apache Corp.	3,212	13,426
Cabot Oil & Gas Corp.	3,484	59,890
Canadian Natural Resources Ltd.	10,106	138,237
Concho Resources, Inc.	1,717	73,574
ConocoPhillips	9,373	288,689
Continental Resources, Inc.(x)	793	6,059
Devon Energy Corp.	3,280	22,665
Diamondback Energy, Inc.	1,302	34,112
EOG Resources, Inc.	4,970	178,522
Hess Corp.	2,343	78,022
Inpex Corp.	8,743	49,145
Lundin Petroleum AB	1,587	30,389
Marathon Oil Corp.	6,832	22,477
Noble Energy, Inc.	4,085	24,673
Oil Search Ltd.	11,721	17,830
Ovintiv, Inc.(x)	2,219	6,086
Pioneer Natural Resources Co.	1,415	99,262
PrairieSky Royalty Ltd.(x)	1,793	9,466
Santos Ltd.	15,124	32,784
Woodside Petroleum Ltd.	8,048	89,671

		1,286,718

Total Oil, Gas & Consumable Fuels		7,467,768

Paper & Forest Products (2.4%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	453	8,639

Paper Products (2.3%)
Mondi plc	4,147	70,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Oji Holdings Corp.	7,365	$39,495
Stora Enso OYJ, Class R	4,969	50,433
UPM-Kymmene OYJ	4,559	125,657

		286,321

Total Paper & Forest Products		294,960

Total Common Stocks (98.6%) (Cost $21,035,452)		12,247,577

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $13,963, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $14,242.(xx)	$13,963	13,963
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $95,443, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $97,352.(xx)	95,443	95,443

Total Repurchase Agreements		109,406

Total Short-Term Investments (0.9%) (Cost $109,406)		109,406

Total Investments in Securities (99.5%) (Cost $21,144,858)		12,356,983
Other Assets Less Liabilities (0.5%)		66,165

Net Assets (100%)		$12,423,148

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $224,870. This was collateralized by $129,534 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/7/20 - 2/15/49 and by cash of $109,406 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	14.4%
Austria	0.4
Canada	11.1
Chile	0.4
Finland	1.4
France	6.4
Germany	0.2
Israel	0.2
Italy	1.8
Japan	2.2
Luxembourg	0.4
Netherlands	9.3
Norway	1.6
Portugal	0.4
Russia	0.1
Singapore	0.3
South Africa	1.2
Spain	0.9
Sweden	0.6
Switzerland	1.1
United Kingdom	6.5
United States	38.4
Zambia	0.2
Cash and Other	0.5

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$260,038	$37,115	$—	$297,153
Energy	3,972,514	3,495,254	—	7,467,768
Materials	1,856,065	2,626,591	—	4,482,656
Short-Term Investments
Repurchase Agreements	—	109,406	—	109,406

Total Assets	$6,088,617	$6,268,366	$—	$12,356,983

Total Liabilities	$—	$—	$—	$—

Total	$6,088,617	$6,268,366	$—	$12,356,983

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$391,903
Aggregate gross unrealized depreciation	(9,342,966)

Net unrealized depreciation	$(8,951,063)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,308,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Capital Markets (0.0%)
Diversified Capital Markets (0.0%)
Tritax EuroBox plc(m)	7,800	$9,056

Total Capital Markets		9,056

Equity Real Estate Investment Trusts (REITs) (78.4%)
Diversified REITs (8.3%)
Activia Properties, Inc. (REIT)	13	41,650
American Assets Trust, Inc. (REIT)	891	22,275
Armada Hoffler Properties, Inc. (REIT)	1,000	10,700
Artis REIT (REIT)(x)	2,256	12,792
BMO Real Estate Investments Ltd. (REIT)	4,415	3,798
Charter Hall Long Wale REIT (REIT)	8,010	22,041
Cofinimmo SA (REIT)	480	62,910
Colony Capital, Inc. (REIT)	8,808	15,414
Cominar REIT (REIT)(x)	3,356	19,340
Custodian Reit plc (REIT)	7,122	8,744
Daiwa House REIT Investment Corp. (REIT)	37	90,397
Empire State Realty Trust, Inc. (REIT), Class A	2,754	24,676
Essential Properties Realty Trust, Inc. (REIT)	1,670	21,810
Gecina SA (REIT)	967	128,281
Global Net Lease, Inc. (REIT)	1,626	21,740
Goodman Property Trust (REIT)	20,150	25,790
GPT Group (The) (REIT)	35,883	81,777
H&R REIT (REIT)	5,281	33,511
Hulic Reit, Inc. (REIT)	21	24,121
Icade (REIT)	596	47,240
Kenedix Office Investment Corp. (REIT)	7	36,660
Land Securities Group plc (REIT)	13,182	90,821
Lar Espana Real Estate SOCIMI SA (REIT)	1,109	4,920
Leasinvest Real Estate SCA (REIT)	14	1,364
LondonMetric Property plc (REIT)	15,051	32,833
LXI REIT plc (REIT)(m)	9,636	12,986
Merlin Properties SOCIMI SA (REIT)	6,126	46,296
Mirvac Group (REIT)	72,368	95,780
NIPPON REIT Investment Corp. (REIT)	8	23,583
Nomura Real Estate Master Fund, Inc. (REIT)(x)	83	104,741
Premier Investment Corp. (REIT)	23	25,278
PS Business Parks, Inc. (REIT)	373	50,549
RDI REIT plc (REIT)	4,668	3,772
Schroder REIT Ltd. (REIT)	9,593	4,624
Sekisui House Reit, Inc. (REIT)	73	46,549
Standard Life Investment Property Income Trust Ltd. (REIT)	7,491	7,861
Stockland (REIT)	44,195	70,803
STORE Capital Corp. (REIT)	3,944	71,465
Suntec REIT (REIT)	37,899	33,359
Tokyu REIT, Inc. (REIT)	16	20,890
United Urban Investment Corp. (REIT)	54	53,580
VEREIT, Inc. (REIT)	19,738	96,519
Washington REIT (REIT)	1,500	35,805
WP Carey, Inc. (REIT)	3,170	184,114

		1,874,159

Health Care REITs (7.0%)
Aedifica SA (REIT)	464	48,193
Assura plc (REIT)	43,696	45,201
CareTrust REIT, Inc. (REIT)	1,731	25,601
Diversified Healthcare Trust (REIT)	4,326	15,703
Healthcare Realty Trust, Inc. (REIT)	2,455	68,568
Healthcare Trust of America, Inc. (REIT), Class A	3,980	96,634
Healthpeak Properties, Inc. (REIT)	9,332	222,568
Impact Healthcare Reit plc (REIT)(m)	4,340	4,927
LTC Properties, Inc. (REIT)	727	22,464
Medical Properties Trust, Inc. (REIT)	9,458	163,529
National Health Investors, Inc. (REIT)	776	38,428
NorthWest Healthcare Properties REIT (REIT)	1,881	12,912
Omega Healthcare Investors, Inc. (REIT)	4,175	110,805
Physicians Realty Trust (REIT)	3,455	48,163
Primary Health Properties plc (REIT)	22,207	44,192
Sabra Health Care REIT, Inc. (REIT)	3,696	40,360
Target Healthcare REIT plc (REIT)	8,448	11,140
Universal Health Realty Income Trust (REIT)	240	24,194
Ventas, Inc. (REIT)	6,890	184,652
Welltower, Inc. (REIT)	7,597	347,791

		1,576,025

Hotel & Resort REITs (2.0%)
Apple Hospitality REIT, Inc. (REIT)	3,876	35,543
CDL Hospitality Trusts (REIT)	14,508	8,079
Chatham Lodging Trust (REIT)	820	4,871
DiamondRock Hospitality Co. (REIT)	3,698	18,786
Host Hotels & Resorts, Inc. (REIT)	13,131	144,966
Invincible Investment Corp. (REIT)	90	20,097
Japan Hotel REIT Investment Corp. (REIT)	82	23,760
Park Hotels & Resorts, Inc. (REIT)	4,377	34,622
Pebblebrook Hotel Trust (REIT)	2,375	25,864
RLJ Lodging Trust (REIT)	3,081	23,785
Ryman Hospitality Properties, Inc. (REIT)	898	32,193
Service Properties Trust (REIT)	2,999	16,195
Summit Hotel Properties, Inc. (REIT)	1,879	7,929
Sunstone Hotel Investors, Inc. (REIT)	4,100	35,711
Xenia Hotels & Resorts, Inc. (REIT)	2,063	21,249

		453,650

Industrial REITs (12.6%)
Americold Realty Trust (REIT)	3,537	120,399
Ascendas REIT (REIT)	54,292	108,187
Dream Industrial REIT (REIT)	2,030	13,545
Duke Realty Corp. (REIT)	6,791	219,893
EastGroup Properties, Inc. (REIT)	709	74,076
First Industrial Realty Trust, Inc. (REIT)	2,306	76,628
Frasers Logistics & Industrial Trust (REIT)(m)	30,607	19,081
GLP J-Reit (REIT)	67	75,360
Granite REIT (REIT)	997	41,182
Industrial & Infrastructure Fund Investment Corp. (REIT)	31	41,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Logistics Properties Trust (REIT)	1,170	$20,522
Innovative Industrial Properties, Inc. (REIT)(x)	300	22,779
Japan Logistics Fund, Inc. (REIT)	16	35,575
LaSalle Logiport REIT (REIT)	25	33,705
Lexington Realty Trust (REIT)	4,428	43,970
Mapletree Industrial Trust (REIT)	28,371	47,983
Mapletree Logistics Trust (REIT)	47,079	52,388
Mitsui Fudosan Logistics Park, Inc. (REIT)	8	33,796
Monmouth Real Estate Investment Corp. (REIT)	1,732	20,871
Montea C.V.A (REIT)*	224	20,817
Nippon Prologis REIT, Inc. (REIT)	40	100,772
Prologis, Inc. (REIT)	13,560	1,089,817
Rexford Industrial Realty, Inc. (REIT)	2,070	84,891
Segro plc (REIT)	20,178	190,820
STAG Industrial, Inc. (REIT)	2,735	61,592
Summit Industrial Income REIT (REIT)	1,890	11,912
Terreno Realty Corp. (REIT)	1,216	62,928
Tritax Big Box REIT plc (REIT)	31,583	43,907
Warehouses De Pauw CVA (CVA) (REIT)	2,401	69,035

		2,838,390

Office REITs (12.8%)
Alexandria Real Estate Equities, Inc. (REIT)	2,253	308,796
Allied Properties REIT (REIT)	2,295	72,961
alstria office REIT-AG (REIT)	3,120	44,933
Befimmo SA (REIT)	395	19,023
Boston Properties, Inc. (REIT)	2,855	263,317
Brandywine Realty Trust (REIT)	3,212	33,790
CapitaLand Commercial Trust (REIT)	50,450	54,347
Champion REIT (REIT)	36,303	21,860
Columbia Property Trust, Inc. (REIT)	2,081	26,012
Corporate Office Properties Trust (REIT)	2,056	45,499
Cousins Properties, Inc. (REIT)	2,679	78,414
Covivio (REIT)	816	46,019
Cromwell Property Group (REIT)(x)	44,228	21,662
Daiwa Office Investment Corp. (REIT)	5	27,633
Derwent London plc (REIT)	1,864	75,505
Dexus (REIT)	20,265	115,676
Douglas Emmett, Inc. (REIT)	3,059	93,330
Dream Office REIT (REIT)	852	14,130
Easterly Government Properties, Inc. (REIT)	1,355	33,387
Equity Commonwealth (REIT)	2,214	70,206
Franklin Street Properties Corp. (REIT)	1,885	10,801
Global One Real Estate Investment Corp. (REIT)(x)	17	14,258
Great Portland Estates plc (REIT)	4,685	39,555
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	12,236
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	2,363	2,766
Highwoods Properties, Inc. (REIT)	1,867	66,129
Hudson Pacific Properties, Inc. (REIT)	2,797	70,932
Ichigo Office REIT Investment Corp. (REIT)	21	14,391
Inmobiliaria Colonial SOCIMI SA (REIT)	5,997	56,847
Intervest Offices & Warehouses NV (REIT)	382	9,999
Invesco Office J-Reit, Inc. (REIT)	160	20,943
Japan Excellent, Inc. (REIT)	22	25,304
Japan Prime Realty Investment Corp. (REIT)	16	48,053
Japan Real Estate Investment Corp. (REIT)	24	140,699
JBG SMITH Properties (REIT)	2,243	71,395
Keppel REIT (REIT)	36,512	24,424
Kilroy Realty Corp. (REIT)	1,913	121,858
Mack-Cali Realty Corp. (REIT)	1,566	23,850
Manulife US REIT (REIT)(m)	26,250	18,799
MCUBS MidCity Investment Corp. (REIT)	30	21,214
Mori Hills REIT Investment Corp. (REIT)	28	37,168
Mori Trust Sogo Reit, Inc. (REIT)	18	21,737
Nippon Building Fund, Inc. (REIT)	24	161,252
NSI NV (REIT)	333	13,217
Office Properties Income Trust (REIT)	854	23,271
Orix JREIT, Inc. (REIT)	48	63,031
Paramount Group, Inc. (REIT)	3,587	31,566
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,286	40,371
Precinct Properties New Zealand Ltd. (REIT)	19,550	19,890
Regional REIT Ltd. (REIT)(m)	6,810	6,995
SL Green Realty Corp. (REIT)	1,485	64,003
Vornado Realty Trust (REIT)	3,193	115,619
Workspace Group plc (REIT)	2,452	23,093

		2,902,166

Residential REITs (13.3%)
Advance Residence Investment Corp. (REIT)	24	69,805
American Campus Communities, Inc. (REIT)	2,519	69,902
American Homes 4 Rent (REIT), Class A	4,727	109,666
Apartment Investment & Management Co. (REIT), Class A	2,724	95,749
AvalonBay Communities, Inc. (REIT)	2,586	380,582
Boardwalk REIT (REIT)(x)	727	11,835
Camden Property Trust (REIT)	1,715	135,897
Canadian Apartment Properties REIT (REIT)	3,137	94,937
Civitas Social Housing plc (REIT)(m)	11,527	13,774
Comforia Residential REIT, Inc. (REIT)	11	31,362
Daiwa Securities Living Invest (REIT)	27	22,806
Empiric Student Property plc (REIT)	10,853	8,895
Equity LifeStyle Properties, Inc. (REIT)	3,200	183,936
Equity Residential (REIT)	6,755	416,851
Essex Property Trust, Inc. (REIT)	1,220	268,693
GCP Student Living plc (REIT)	8,405	13,848
Independence Realty Trust, Inc. (REIT)	1,662	14,858
InterRent REIT (REIT)	2,089	19,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Real Estate Trust (REIT)	214	$11,770
Invitation Homes, Inc. (REIT)	9,876	211,050
Irish Residential Properties REIT plc (REIT)	8,115	10,906
Kenedix Residential Next Investment Corp. (REIT)	16	24,906
Killam Apartment REIT (REIT)	1,542	17,290
Mid-America Apartment Communities, Inc. (REIT)	2,120	218,424
Nippon Accommodations Fund, Inc. (REIT)	9	48,730
Northview Apartment REIT (REIT)(x)	911	21,194
Sun Communities, Inc. (REIT)	1,676	209,249
Triple Point Social Housing REIT plc (REIT)(m)	5,876	6,629
UDR, Inc. (REIT)	5,346	195,343
UNITE Group plc (The) (REIT)	5,391	53,540
Xior Student Housing NV (REIT)(m)	289	12,688

		3,004,872

Retail REITs (12.5%)
Acadia Realty Trust (REIT)	1,560	19,328
AEON REIT Investment Corp. (REIT)	28	26,817
Agree Realty Corp. (REIT)	758	46,920
Alexander’s, Inc. (REIT)	39	10,762
American Finance Trust, Inc. (REIT)	1,950	12,188
Ascencio (REIT)	97	4,480
British Land Co. plc (The) (REIT)	17,209	71,596
Brixmor Property Group, Inc. (REIT)	5,470	51,965
Brookfield Property REIT, Inc. (REIT), Class A(x)	1,187	10,078
BWP Trust (REIT)	8,999	18,440
CapitaLand Mall Trust (REIT)	44,343	55,886
Carmila SA (REIT)	690	9,841
Charter Hall Retail REIT (REIT)	6,773	13,279
Choice Properties REIT (REIT)(x)	4,704	43,186
Crombie REIT (REIT)	1,618	14,280
Eurocommercial Properties NV (CVA) (REIT)	882	8,554
Federal Realty Investment Trust (REIT)	1,394	104,006
First Capital REIT (REIT)	2,455	23,777
Fortune REIT (REIT)	24,692	22,783
Frasers Centrepoint Trust (REIT)	13,080	20,360
Frontier Real Estate Investment Corp. (REIT)	9	25,309
Fukuoka REIT Corp. (REIT)	13	13,444
Getty Realty Corp. (REIT)	584	13,864
Hamborner REIT AG (REIT)	1,270	11,453
Hammerson plc (REIT)	14,178	13,577
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,181	4,871
Intu Properties plc (REIT)*	18,010	992
Japan Retail Fund Investment Corp. (REIT)	48	54,201
Kenedix Retail REIT Corp. (REIT)(x)	10	14,111
Kimco Realty Corp. (REIT)	7,580	73,299
Kite Realty Group Trust (REIT)	1,501	14,214
Kiwi Property Group Ltd. (REIT)	28,820	16,165
Klepierre SA (REIT)(x)	3,479	67,184
Link REIT (REIT)	38,342	323,887
Macerich Co. (The) (REIT)(x)	2,595	14,610
Mapletree Commercial Trust (REIT)	40,368	52,019
Mercialys SA (REIT)	1,111	8,097
National Retail Properties, Inc. (REIT)	3,158	101,656
NewRiver REIT plc (REIT)	5,553	4,106
Realty Income Corp. (REIT)	6,031	300,706
Regency Centers Corp. (REIT)	3,076	118,211
Retail Estates NV (REIT)	192	10,012
Retail Opportunity Investments Corp. (REIT)	2,086	17,293
Retail Properties of America, Inc. (REIT), Class A	3,907	20,199
RioCan REIT (REIT)(x)	5,851	67,062
RPT Realty (REIT)	1,417	8,545
Saul Centers, Inc. (REIT)	221	7,236
Scentre Group (REIT)	97,235	96,272
Seritage Growth Properties (REIT), Class A(x)*	592	5,393
Shaftesbury plc (REIT)	4,148	31,764
Shopping Centres Australasia Property Group (REIT)	17,445	24,819
Simon Property Group, Inc. (REIT)	5,700	312,702
SITE Centers Corp. (REIT)	2,768	14,421
SmartCentres REIT (REIT)	2,337	31,286
Spirit Realty Capital, Inc. (REIT)	1,814	47,436
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,643	8,215
Taubman Centers, Inc. (REIT)	1,107	46,361
Unibail-Rodamco-Westfield (REIT)(x)	2,506	141,905
Urban Edge Properties (REIT)	2,101	18,510
Urstadt Biddle Properties, Inc. (REIT), Class A	514	7,247
Vastned Retail NV (REIT)	303	5,100
Vicinity Centres (REIT)	57,925	36,455
Weingarten Realty Investors (REIT)	2,222	32,063
Wereldhave Belgium Comm VA (REIT)	41	2,330
Wereldhave NV (REIT)	722	5,291

		2,832,419

Specialized REITs (9.9%)
Big Yellow Group plc (REIT)	2,834	35,273
CubeSmart LP (REIT)	3,547	95,024
CyrusOne, Inc. (REIT)	2,054	126,834
Digital Realty Trust, Inc. (REIT)	4,825	670,241
EPR Properties (REIT)	1,440	34,877
Extra Space Storage, Inc. (REIT)	2,332	223,312
Four Corners Property Trust, Inc. (REIT)	1,290	24,136
Gaming and Leisure Properties, Inc. (REIT)	3,742	103,691
Keppel DC REIT (REIT)	22,410	35,726
Life Storage, Inc. (REIT)	864	81,691
National Storage Affiliates Trust (REIT)	1,071	31,702
Public Storage (REIT)	2,752	546,575
QTS Realty Trust, Inc. (REIT), Class A	1,065	61,781
Safestore Holdings plc (REIT)	3,810	30,247
VICI Properties, Inc. (REIT)	8,513	141,656

		2,242,766

Total Equity Real Estate Investment Trusts (REITs)		17,724,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences(x)	3,941	$25,064

Total Health Care Providers & Services		25,064

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,627	13,395

Total Hotels, Restaurants & Leisure		13,395

Real Estate Management & Development (19.8%)
Diversified Real Estate Activities (7.4%)
Allreal Holding AG (Registered)*	265	49,177
CapitaLand Ltd.	46,200	92,226
City Developments Ltd.	8,694	44,072
Hang Lung Properties Ltd.	37,471	75,786
Mitsubishi Estate Co. Ltd.	21,249	313,250
Mitsui Fudosan Co. Ltd.	17,391	300,796
Mobimo Holding AG (Registered)*	122	34,222
New World Development Co. Ltd.	105,956	113,496
Nomura Real Estate Holdings, Inc.	2,103	34,111
Sumitomo Realty & Development Co. Ltd.	7,307	178,095
Sun Hung Kai Properties Ltd.	26,342	345,868
Tokyo Tatemono Co. Ltd.	3,666	38,802
UOL Group Ltd.	9,143	42,096

		1,661,997

Real Estate Development (1.6%)
CK Asset Holdings Ltd.	49,784	270,836
Helical plc	1,824	7,915
Sino Land Co. Ltd.	60,396	76,408

		355,159

Real Estate Operating Companies (10.8%)
ADO Properties SA(m)	510	11,574
Aeon Mall Co. Ltd.	2,192	27,647
Amot Investments Ltd.	2,500	14,810
Aroundtown SA	22,248	111,495
Atrium Ljungberg AB, Class B	830	12,951
Azrieli Group Ltd.	691	39,962
CA Immobilien Anlagen AG(x)	1,265	42,730
Capital & Counties Properties plc (REIT)	13,595	27,888
Castellum AB	5,014	84,867
Catena AB	456	13,306
Citycon OYJ	1,411	8,733
Deutsche EuroShop AG	925	10,694
Deutsche Wohnen SE	6,611	252,592
Dios Fastigheter AB	1,540	10,277
Entra ASA(m)	3,087	36,763
Fabege AB	4,856	62,229
Fastighets AB Balder, Class B*	1,832	65,814
Grainger plc	11,136	35,770
Grand City Properties SA	2,021	42,630
Hiag Immobilien Holding AG	52	5,031
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	910
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,198	79,291
Hufvudstaden AB, Class A	2,019	27,581
Hulic Co. Ltd.	6,667	67,693
Hysan Development Co. Ltd.	11,393	36,882
Kennedy-Wilson Holdings, Inc.	2,239	30,047
Klovern AB, Class B	9,318	13,847
Kojamo OYJ	3,339	63,455
Kungsleden AB	3,486	26,329
LEG Immobilien AG	1,275	144,059
Nyfosa AB*	2,945	14,825
Phoenix Spree Deutschland Ltd.	1,552	5,175
PSP Swiss Property AG (Registered)	731	91,424
Samhallsbyggnadsbolaget i Norden AB	17,202	32,827
Sirius Real Estate Ltd.	17,383	14,386
Swire Properties Ltd.	19,496	54,699
Swiss Prime Site AG (Registered)	1,349	132,421
TAG Immobilien AG*	2,326	46,157
TLG Immobilien AG	248	3,966
Vonovia SE	10,044	495,081
Wallenstam AB, Class B	3,009	34,225
Wharf Real Estate Investment Co. Ltd.(x)	18,802	77,042
Wihlborgs Fastigheter AB(x)	2,446	34,060

		2,444,145

Total Real Estate Management & Development		4,461,301

Total Common Stocks (98.4%) (Cost $25,996,646)		22,233,263

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd.	9,744	9,021
Picton Property Income Ltd. (The) (REIT)	10,123	11,161
UK Commercial Property REIT Ltd. (REIT)	12,073	11,229

Total Closed End Funds (0.2%) (Cost $41,033)		31,411

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares International Developed Real Estate ETF(x)	4,711	101,852
iShares U.S. Real Estate ETF(x)	1,443	100,389

Total Exchange Traded Funds (0.9%) (Cost $199,038)		202,241

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.8%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $50,991, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $52,011.(xx)	$50,991	50,991
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $359,569, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%,maturing 1/15/21-2/15/49; total market value $366,760.(xx)	359,568	359,568

Total Repurchase Agreements		410,559

Total Short-Term Investments (1.8%) (Cost $410,559)		410,559

Total Investments in Securities (101.3%) (Cost $26,647,276)		22,877,474
Other Assets Less Liabilities (-1.3%)		(282,542)

Net Assets (100%)		$22,594,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $153,272 or 0.7% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $768,105. This was collateralized by $401,471 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/9/20 - 8/15/49 and by cash of $410,559 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.6%
Austria	0.2
Belgium	1.2
Canada	2.7
Finland	0.3
France	2.0
Germany	5.3
Guernsey	0.1
Hong Kong	6.6
Ireland	0.1
Israel	0.3
Italy	0.0 #
Japan	12.0
Netherlands	0.1
New Zealand	0.3
Norway	0.2
Singapore	3.1
Spain	0.5
Sweden	2.0
Switzerland	1.4
United Kingdom	4.5
United States	55.8
Cash and Other	(1.3)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$31,411	$—	$31,411
Common Stocks
Consumer Discretionary	—	13,395	—	13,395
Financials	—	9,056	—	9,056
Health Care	25,064	—	—	25,064
Real Estate	12,565,917	9,619,831	—	22,185,748
Exchange Traded Funds	202,241	—	—	202,241
Short-Term Investments
Repurchase Agreements	—	410,559	—	410,559

Total Assets	$12,793,222	$10,084,252	$—	$22,877,474

Total Liabilities	$—	$—	$—	$—

Total	$12,793,222	$10,084,252	$—	$22,877,474

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,425,484
Aggregate gross unrealized depreciation	(7,067,578)

Net unrealized depreciation	$(4,642,094)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,519,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	1,772	$104,034
Bandwidth, Inc., Class A(x)*	442	29,742
Cincinnati Bell, Inc.*	6,933	101,499
Consolidated Communications Holdings, Inc.	11,357	51,675
Frontier Communications Corp.(x)*	15,253	5,796
IDT Corp., Class B*	627	3,398
Intelsat SA(x)*	10,898	16,674
Iridium Communications, Inc.*	15,842	353,752
ORBCOMM, Inc.*	2,071	5,053
Pareteum Corp.(x)*	8,524	3,512
Vonage Holdings Corp.*	11,901	86,044

		761,179

Entertainment (3.1%)
AMC Entertainment Holdings, Inc., Class A(x)	8,066	25,488
Eros International plc*	11,341	18,713
Gaia, Inc.(x)*	1,807	16,046
Lions Gate Entertainment Corp., Class B*	40,000	223,200
Live Nation Entertainment, Inc.*	134,600	6,118,916
Marcus Corp. (The)	3,724	45,880
Reading International, Inc., Class A*	2,173	8,453

		6,456,696

Interactive Media & Services (0.4%)
Cars.com, Inc.*	9,099	39,126
COOKPAD, Inc.*	254,000	704,984
DHI Group, Inc.*	7,328	15,829
Meet Group, Inc. (The)*	3,328	19,535
TrueCar, Inc.*	2,104	5,092

		784,566

Media (0.6%)
Boston Omaha Corp., Class A(x)*	425	7,697
Clear Channel Outdoor Holdings, Inc.*	5,716	3,658
comScore, Inc.*	8,403	23,696
Cumulus Media, Inc., Class A*	2,036	11,035
Daily Journal Corp.(x)*	185	42,236
Emerald Holding, Inc.	3,380	8,754
Entercom Communications Corp., Class A	18,411	31,483
Entravision Communications Corp., Class A	7,336	14,892
EW Scripps Co. (The), Class A	8,945	67,445
Fluent, Inc.*	496	580
Gannett Co., Inc.(x)	19,087	28,249
Gray Television, Inc.*	8,739	93,857
Hemisphere Media Group, Inc.*	229	1,956
Lee Enterprises, Inc.*	7,632	7,502
Liberty Latin America Ltd., Class A*	7,218	75,933
Liberty Latin America Ltd., Class C*	18,399	188,774
Marchex, Inc., Class B*	5,169	7,495
MSG Networks, Inc., Class A(x)*	7,028	71,686
National CineMedia, Inc.	8,641	28,170
Saga Communications, Inc., Class A	558	15,351
Scholastic Corp.	4,825	122,989
TEGNA, Inc.	34,733	377,200
Tribune Publishing Co.	2,974	24,119
WideOpenWest, Inc.*	3,593	17,103

		1,271,860

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	2,900	31,001

Total Communication Services		9,305,302

Consumer Discretionary (6.3%)
Auto Components (0.7%)
Adient plc*	14,032	127,270
American Axle & Manufacturing Holdings, Inc.*	18,132	65,457
Cooper Tire & Rubber Co.	8,075	131,622
Cooper-Standard Holdings, Inc.*	2,666	27,380
Dana, Inc.	23,195	181,153
Dorman Products, Inc.*	8,000	442,160
Modine Manufacturing Co.*	7,358	23,913
Motorcar Parts of America, Inc.(x)*	2,996	37,690
Standard Motor Products, Inc.	2,654	110,327
Stoneridge, Inc.*	3,796	63,583
Tenneco, Inc., Class A*	7,845	28,242
Visteon Corp.*	4,486	215,238

		1,454,035

Automobiles (0.0%)
Winnebago Industries, Inc.	1,491	41,465

Distributors (0.0%)
Weyco Group, Inc.	1,039	20,956

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	8,506	227,876
American Public Education, Inc.*	2,425	58,030
Carriage Services, Inc.	2,574	41,570
Collectors Universe, Inc.	79	1,238
Houghton Mifflin Harcourt Co.*	16,038	30,151
K12, Inc.*	5,818	109,728
Laureate Education, Inc., Class A*	18,015	189,338
OneSpaWorld Holdings Ltd.(x)	7,080	28,745
Regis Corp.*	3,421	20,218
Select Interior Concepts, Inc., Class A*	2,364	4,893
WW International, Inc.*	7,478	126,453

		838,240

Hotels, Restaurants & Leisure (2.2%)
BBX Capital Corp.	11,077	25,588
Biglari Holdings, Inc., Class B*	26	1,336
Bluegreen Vacations Corp.	1,147	6,630
Boyd Gaming Corp.	1,277	18,414
Brinker International, Inc.	1,470	17,655
Carrols Restaurant Group, Inc.*	4,732	8,612
Century Casinos, Inc.*	4,018	9,683
Chuy’s Holdings, Inc.*	1,971	19,848
Del Taco Restaurants, Inc.*	4,131	14,169
Denny’s Corp.*	2,337	17,948
Dine Brands Global, Inc.	1,005	28,823
Drive Shack, Inc.*	865	1,315
El Pollo Loco Holdings, Inc.(x)*	3,249	27,454
Fiesta Restaurant Group, Inc.*	3,366	13,565
Golden Entertainment, Inc.*	1,293	8,547
Inspired Entertainment, Inc.*	193	652
J Alexander’s Holdings, Inc.*	1,707	6,538
Jack in the Box, Inc.	3,138	109,987
Kura Sushi USA, Inc., Class A(x)*	206	2,464
Marriott Vacations Worldwide Corp.	5,438	302,244
Monarch Casino & Resort, Inc.*	339	9,516
Nathan’s Famous, Inc.	245	14,945
Papa John’s International, Inc.(x)	415	22,149
Penn National Gaming, Inc.*	15,624	197,644
Potbelly Corp.(x)*	3,018	9,326
RCI Hospitality Holdings, Inc.	1,286	12,821
Red Lion Hotels Corp.*	3,439	5,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Red Robin Gourmet Burgers, Inc.(x)*	2,055	$17,509
Wendy’s Co. (The)	240,000	3,571,200
Wingstop, Inc.	365	29,090

		4,530,693

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	1,314	7,161
Beazer Homes USA, Inc.*	4,468	28,774
Casper Sleep, Inc.(x)*	716	3,072
Century Communities, Inc.*	2,517	36,522
Ethan Allen Interiors, Inc.	3,874	39,592
Flexsteel Industries, Inc.	1,086	11,903
GoPro, Inc., Class A(x)*	1,357	3,555
Green Brick Partners, Inc.*	3,364	27,080
Hooker Furniture Corp.	1,753	27,364
KB Home	11,074	200,439
La-Z-Boy, Inc.	4,199	86,290
Legacy Housing Corp.*	605	5,596
Lifetime Brands, Inc.	1,646	9,300
M.D.C. Holdings, Inc.	8,115	188,268
M/I Homes, Inc.*	4,372	72,269
Meritage Homes Corp.*	5,806	211,977
Purple Innovation, Inc.*	800	4,544
Taylor Morrison Home Corp., Class A*	18,546	204,006
TRI Pointe Group, Inc.*	96,739	848,401
Tupperware Brands Corp.(x)	8,753	14,180
Universal Electronics, Inc.*	186	7,137
ZAGG, Inc.*	3,817	11,871

		2,049,301

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	1,416	7,561
Leaf Group Ltd.*	632	847
Liquidity Services, Inc.*	5,042	19,563
PetMed Express, Inc.(x)	2,241	64,496
Quotient Technology, Inc.*	11,131	72,352
RealReal, Inc. (The)(x)*	5,981	41,927
Rubicon Project, Inc. (The)*	2,720	15,096
Stamps.com, Inc.*	2,639	343,281
Stitch Fix, Inc., Class A(x)*	752	9,550
Waitr Holdings, Inc.(x)*	7,226	8,888

		583,561

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,628	144,752
American Outdoor Brands Corp.*	8,717	72,351
Callaway Golf Co.(x)	15,041	153,719
Clarus Corp.	1,360	13,328
Escalade, Inc.	1,479	8,800
Johnson Outdoors, Inc., Class A	328	20,566
Sturm Ruger & Co., Inc.	223	11,353
Vista Outdoor, Inc.*	9,266	81,541

		506,410

Multiline Retail (0.1%)
Big Lots, Inc.(x)	6,271	89,174
Dillard’s, Inc., Class A(x)	1,588	58,676
JC Penney Co., Inc.(x)*	53,835	19,381

		167,231

Specialty Retail (1.0%)
Aaron’s, Inc.	1,206	27,473
Abercrombie & Fitch Co., Class A(x)	10,140	92,173
American Eagle Outfitters, Inc.	2,518	20,018
Ascena Retail Group, Inc.(x)*	1,189	1,653
At Home Group, Inc.(x)*	6,409	12,946
Barnes & Noble Education, Inc.*	5,504	7,485
Bed Bath & Beyond, Inc.(x)	19,702	82,945
Buckle, Inc. (The)(x)	4,671	64,039
Caleres, Inc.	6,138	31,918
Cato Corp. (The), Class A	3,466	36,982
Chico’s FAS, Inc.	18,003	23,224
Citi Trends, Inc.	1,559	13,875
Conn’s, Inc.(x)*	2,525	10,554
Container Store Group, Inc. (The)*	2,314	5,461
Designer Brands, Inc., Class A	6,578	32,758
Express, Inc.(x)*	9,217	13,733
GameStop Corp., Class A(x)*	10,248	35,868
Genesco, Inc.*	2,306	30,762
GNC Holdings, Inc., Class A(x)*	10,944	5,123
Group 1 Automotive, Inc.	2,833	125,389
Guess?, Inc.(x)	7,128	48,257
Haverty Furniture Cos., Inc.	2,802	33,316
Hibbett Sports, Inc.(x)*	2,609	28,529
Hudson Ltd., Class A*	5,812	29,176
J. Jill, Inc.(x)*	2,464	1,361
Lithia Motors, Inc., Class A	1,400	114,506
Lumber Liquidators Holdings, Inc.(x)*	3,988	18,704
MarineMax, Inc.*	3,203	33,375
Michaels Cos., Inc. (The)(x)*	13,498	21,867
Murphy USA, Inc.*	3,847	324,533
Office Depot, Inc.	87,390	143,320
OneWater Marine, Inc., Class A(x)*	513	3,924
Party City Holdco, Inc.(x)*	9,583	4,392
RH(x)*	1,936	194,510
RTW RetailWinds, Inc.*	4,315	907
Sally Beauty Holdings, Inc.*	18,743	151,443
Shoe Carnival, Inc.(x)	1,436	29,826
Signet Jewelers Ltd.	8,406	54,219
Sleep Number Corp.*	344	6,591
Sonic Automotive, Inc., Class A	3,793	50,371
Sportsman’s Warehouse Holdings, Inc.*	6,616	40,755
Tailored Brands, Inc.(x)	857	1,491
Tilly’s, Inc., Class A	3,132	12,935
Winmark Corp.	218	27,778
Zumiez, Inc.*	3,084	53,415

		2,103,880

Textiles, Apparel & Luxury Goods (0.4%)
Culp, Inc.	1,572	11,570
Delta Apparel, Inc.*	859	8,942
Fossil Group, Inc.(x)*	7,294	23,997
G-III Apparel Group Ltd.*	6,915	53,245
Kontoor Brands, Inc.(x)	5,420	103,901
Movado Group, Inc.	30,658	362,378
Oxford Industries, Inc.	1,631	59,140
Rocky Brands, Inc.	1,012	19,582
Superior Group of Cos., Inc.	1,145	9,687
Unifi, Inc.*	2,309	26,669
Vera Bradley, Inc.*	2,972	12,245
Vince Holding Corp.(x)*	433	1,680
Wolverine World Wide, Inc.	6,580	100,016

		793,052

Total Consumer Discretionary		13,088,824

Consumer Staples (4.6%)
Beverages (0.6%)
Craft Brew Alliance, Inc.(x)*	1,772	26,403
Crimson Wine Group Ltd.*	215,600	1,260,182

		1,286,585

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	5,057	94,819
BJ’s Wholesale Club Holdings, Inc.*	11,696	297,897
Ingles Markets, Inc., Class A	2,272	82,156
Natural Grocers by Vitamin Cottage, Inc.	1,292	10,995
PriceSmart, Inc.	3,300	173,415
Rite Aid Corp.(x)*	8,854	132,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SpartanNash Co.	5,756	$82,426
United Natural Foods, Inc.*	8,595	78,902
Village Super Market, Inc., Class A	1,331	32,716
Weis Markets, Inc.	1,537	64,031

		1,050,167

Food Products (1.2%)
Alico, Inc.	23,183	719,600
B&G Foods, Inc.(x)	9,167	165,831
Cal-Maine Foods, Inc.	5,061	222,583
Darling Ingredients, Inc.*	26,223	502,695
Farmer Brothers Co.*	1,557	10,837
Fresh Del Monte Produce, Inc.	4,900	135,289
Hostess Brands, Inc.*	19,050	203,073
Lancaster Colony Corp.	842	121,787
Landec Corp.*	4,169	36,229
Limoneira Co.	1,604	21,012
Sanderson Farms, Inc.	519	64,003
Seneca Foods Corp., Class A*	1,048	41,689
Simply Good Foods Co. (The)*	13,189	254,020
Tootsie Roll Industries, Inc.(x)	303	10,898

		2,509,546

Household Products (0.1%)
Central Garden & Pet Co.*	1,551	42,653
Central Garden & Pet Co., Class A*	6,490	165,949
Oil-Dri Corp. of America	875	29,260

		237,862

Personal Products (2.1%)
BellRing Brands, Inc., Class A*	2,552	43,512
Edgewell Personal Care Co.*	8,655	208,412
elf Beauty, Inc.*	3,478	34,223
Inter Parfums, Inc.	85,600	3,967,560
Nature’s Sunshine Products, Inc.*	1,251	10,171
Revlon, Inc., Class A(x)*	187	2,044

		4,265,922

Tobacco (0.1%)
Pyxus International, Inc.(x)*	1,255	3,903
Universal Corp.	3,890	171,977
Vector Group Ltd.	929	8,751

		184,631

Total Consumer Staples		9,534,713

Energy (15.4%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	20,993	78,934
Covia Holdings Corp.(x)*	5,988	3,422
Diamond Offshore Drilling, Inc.(x)*	9,784	17,905
Dril-Quip, Inc.*	5,801	176,931
Era Group, Inc.*	3,303	17,605
Exterran Corp.*	4,669	22,411
Forum Energy Technologies, Inc.*	12,329	2,186
Frank’s International NV*	16,740	43,357
FTS International, Inc.(x)*	2,591	578
Geospace Technologies Corp.*	2,297	14,701
Helix Energy Solutions Group, Inc.*	22,949	37,636
Independence Contract Drilling, Inc.(x)*	338	473
KLX Energy Services Holdings, Inc.(x)*	3,032	2,122
Liberty Oilfield Services, Inc., Class A	6,890	18,534
Mammoth Energy Services, Inc.(x)	1,883	1,410
Matrix Service Co.*	4,087	38,704
Nabors Industries Ltd.(x)	55,560	21,674
National Energy Services Reunited Corp.(x)*	4,079	20,721
Natural Gas Services Group, Inc.*	1,851	8,255
NCS Multistage Holdings, Inc.*	1,486	951
Newpark Resources, Inc.*	12,211	10,953
NexTier Oilfield Solutions, Inc.*	25,179	29,459
Nine Energy Service, Inc.*	2,315	1,871
Noble Corp. plc(x)*	36,682	9,537
Oceaneering International, Inc.*	16,237	47,737
Oil States International, Inc.*	9,664	19,618
Pacific Drilling SA*	4,282	1,841
ProPetro Holding Corp.*	6,242	15,605
RigNet, Inc.*	251	452
RPC, Inc.(x)	9,183	18,917
SEACOR Holdings, Inc.*	2,780	74,949
SEACOR Marine Holdings, Inc.*	2,747	12,032
Seadrill Ltd.(x)*	8,402	3,613
Select Energy Services, Inc., Class A*	10,034	32,410
Smart Sand, Inc.(x)*	3,340	3,474
Subsea 7 SA (ADR)	200,000	945,500
TerraVest Industries, Inc.	16,810	162,453
TETRA Technologies, Inc.*	17,265	5,525
Tidewater, Inc.*	6,653	47,103
US Silica Holdings, Inc.(x)	12,073	21,731
US Well Services, Inc.*	562	169

		1,993,459

Oil, Gas & Consumable Fuels (14.5%)
Abraxas Petroleum Corp.(x)*	23,089	2,794
Amplify Energy Corp.	1,735	982
Arch Coal, Inc., Class A(x)	2,505	72,394
Ardmore Shipping Corp.	4,495	23,599
Berry Corp.	10,603	25,553
Bonanza Creek Energy, Inc.*	3,211	36,124
Brigham Minerals, Inc., Class A	1,522	12,587
California Resources Corp.(x)*	6,753	6,753
Callon Petroleum Co.(x)*	60,029	32,890
Chaparral Energy, Inc., Class A(x)*	4,462	2,097
Clean Energy Fuels Corp.*	21,595	38,439
CNX Resources Corp.*	29,923	159,190
Comstock Resources, Inc.(x)*	2,169	11,691
CONSOL Energy, Inc.(x)*	4,036	14,893
Contura Energy, Inc.*	2,802	6,585
CVR Energy, Inc.(x)	3,013	49,805
Delek US Holdings, Inc.	11,892	187,418
Denbury Resources, Inc.(x)*	83,738	15,458
DHT Holdings, Inc.	17,681	135,613
Diamond S Shipping, Inc., Class S*	4,212	49,744
Dorian LPG Ltd.*	3,378	29,422
Earthstone Energy, Inc., Class A(x)*	2,940	5,174
Energy Fuels, Inc.(x)*	15,043	17,751
Evolution Petroleum Corp.	523	1,365
Extraction Oil & Gas, Inc.(x)*	11,843	4,998
Falcon Minerals Corp.	6,384	13,726
GasLog Ltd.(x)	2,014	7,291
Golar LNG Ltd.(x)	14,023	110,501
Goodrich Petroleum Corp.*	406	1,730
Green Plains, Inc.	5,398	26,180
Gulfport Energy Corp.(x)*	22,217	9,880
Hallador Energy Co.	2,871	2,724
HighPoint Resources Corp.*	15,024	2,855
International Seaways, Inc.	4,034	96,372
Laredo Petroleum, Inc.(x)*	25,031	9,507
Magnolia Oil & Gas Corp., Class A(x)*	15,996	63,984
Matador Resources Co.(x)*	15,464	38,351
Montage Resources Corp.(x)*	3,087	6,946
NACCO Industries, Inc., Class A	638	17,851
Navigator Holdings Ltd.*	10,000	44,600
Nordic American Tankers Ltd.	22,340	101,200
Northern Oil and Gas, Inc.(x)*	50,331	33,374
Oasis Petroleum, Inc.(x)*	54,823	19,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc., Class A*	9,532	$21,638
Panhandle Oil and Gas, Inc., Class A	2,142	7,904
Par Pacific Holdings, Inc.*	5,446	38,667
PDC Energy, Inc.*	16,355	101,565
Peabody Energy Corp.	10,221	29,641
Penn Virginia Corp.*	1,953	6,035
Permian Basin Royalty Trust	146,200	412,284
PrimeEnergy Resources Corp.*	21	1,554
QEP Resources, Inc.	43,478	14,543
Renewable Energy Group, Inc.*	5,913	121,394
REX American Resources Corp.*	903	41,998
Ring Energy, Inc.(x)*	5,012	3,301
SandRidge Energy, Inc.*	4,567	4,106
Scorpio Tankers, Inc.	7,070	135,178
SFL Corp. Ltd.	13,045	123,536
SilverBow Resources, Inc.(x)*	1,085	2,680
SM Energy Co.(x)	17,911	21,851
Southwestern Energy Co.(x)*	87,520	147,909
Talos Energy, Inc.*	3,233	18,590
Teekay Corp.*	10,815	34,175
Teekay Tankers Ltd., Class A*	3,815	84,846
Texas Pacific Land Trust	70,863	26,928,649
Unit Corp.(x)*	7,627	1,983
W&T Offshore, Inc.(x)*	14,986	25,476
Whiting Petroleum Corp.(x)*	12,766	8,558
World Fuel Services Corp.	10,325	259,983

		30,147,623

Total Energy		32,141,082

Financials (18.1%)
Banks (9.3%)
1st Constitution Bancorp	1,679	22,247
1st Source Corp.	2,413	78,254
ACNB Corp.	1,333	39,990
Allegiance Bancshares, Inc.	2,985	71,968
Amalgamated Bank, Class A	2,361	25,546
Amerant Bancorp, Inc.*	3,204	49,310
American National Bankshares, Inc.	1,856	44,358
Ameris Bancorp	8,435	200,416
Ames National Corp.	1,446	29,571
Arrow Financial Corp.	2,225	62,011
Atlantic Capital Bancshares, Inc.*	3,230	38,340
Atlantic Union Bankshares Corp.	12,976	284,174
Banc of California, Inc.	7,556	60,448
BancFirst Corp.	3,123	104,215
Bancorp, Inc. (The)*	8,157	49,513
BancorpSouth Bank	16,095	304,517
Bank First Corp.(x)	97	5,432
Bank of Commerce Holdings	3,333	26,231
Bank of Marin Bancorp	2,283	68,490
Bank of NT Butterfield & Son Ltd. (The)	5,978	101,805
Bank of Princeton (The)	930	21,622
Bank7 Corp.	491	3,899
BankFinancial Corp.	2,699	23,778
Bankwell Financial Group, Inc.	1,132	17,274
Banner Corp.	4,767	157,502
Bar Harbor Bankshares	2,602	44,963
Baycom Corp.*	1,252	15,087
BCB Bancorp, Inc.	2,512	26,753
Berkshire Hills Bancorp, Inc.	7,381	109,682
Boston Private Financial Holdings, Inc.	11,331	81,017
Bridge Bancorp, Inc.	2,849	60,285
Brookline Bancorp, Inc.	10,975	123,798
Bryn Mawr Bank Corp.	3,358	95,300
Business First Bancshares, Inc.	2,040	27,540
Byline Bancorp, Inc.	3,846	39,883
C&F Financial Corp.	576	22,982
Cadence Bancorp	17,430	114,166
Cambridge Bancorp(x)	655	34,060
Camden National Corp.	2,567	80,732
Capital Bancorp, Inc.*	1,398	17,503
Capital City Bank Group, Inc.	2,404	48,368
Capstar Financial Holdings, Inc.	2,533	25,051
Carolina Financial Corp.	3,843	99,418
Carter Bank & Trust	3,726	34,205
Cathay General Bancorp	12,454	285,819
CBTX, Inc.	3,164	56,224
CenterState Bank Corp.	19,408	334,400
Central Pacific Financial Corp.	3,611	57,415
Central Valley Community Bancorp	2,150	28,036
Century Bancorp, Inc., Class A	390	24,274
Chemung Financial Corp.	611	20,151
Citizens & Northern Corp.	1,922	38,440
City Holding Co.	1,960	130,399
Civista Bancshares, Inc.	2,721	40,706
CNB Financial Corp.	2,331	43,986
Coastal Financial Corp.*	482	5,066
Codorus Valley Bancorp, Inc.	1,587	25,551
Colony Bankcorp, Inc.	1,333	16,662
Columbia Banking System, Inc.	10,000	268,000
Community Bank System, Inc.	7,058	415,010
Community Bankers Trust Corp.	3,681	17,853
Community Financial Corp. (The)	739	16,332
Community Trust Bancorp, Inc.	2,628	83,544
ConnectOne Bancorp, Inc.	5,594	75,183
CrossFirst Bankshares, Inc.*	7,267	61,043
Customers Bancorp, Inc.*	4,304	47,043
CVB Financial Corp.	21,282	426,704
Dime Community Bancshares, Inc.	4,927	67,549
Eagle Bancorp, Inc.	4,247	128,302
Enterprise Bancorp, Inc.	1,395	37,651
Enterprise Financial Services Corp.	4,067	113,510
Equity Bancshares, Inc., Class A*	2,544	43,884
Esquire Financial Holdings, Inc.*	766	11,528
Evans Bancorp, Inc.	832	20,226
Farmers & Merchants Bancorp, Inc.	1,593	41,275
Farmers National Banc Corp.	4,535	52,742
FB Financial Corp.	1,570	30,960
Fidelity D&D Bancorp, Inc.(x)	306	15,612
Financial Institutions, Inc.	2,733	49,577
First Bancorp (Nasdaq Stock Exchange)	4,904	113,184
First Bancorp (Quotrix Stock Exchange)	29,717	158,094
First Bancorp, Inc.	1,809	39,798
First Bancshares, Inc. (The)	2,789	53,186
First Bank	2,780	19,293
First Busey Corp.	8,501	145,452
First Business Financial Services, Inc.	1,478	22,909
First Capital, Inc.(x)	536	32,106
First Choice Bancorp	1,735	26,042
First Commonwealth Financial Corp.	13,552	123,865
First Community Bankshares, Inc.	3,078	71,717
First Financial Bancorp	13,683	204,014
First Financial Corp.	2,057	69,362
First Financial Northwest, Inc.	1,615	16,215
First Foundation, Inc.	4,537	46,368
First Guaranty Bancshares, Inc.	929	13,405
First Internet Bancorp	1,520	24,958
First Interstate BancSystem, Inc., Class A	6,194	178,635
First Merchants Corp.	8,802	233,165
First Mid Bancshares, Inc.	2,436	57,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Midwest Bancorp, Inc.	14,959	$197,982
First Northwest Bancorp	1,487	16,164
First of Long Island Corp. (The)	3,812	66,138
Flushing Financial Corp.	4,640	61,990
FNCB Bancorp, Inc.	2,902	20,053
Franklin Financial Network, Inc.	1,990	40,576
Franklin Financial Services Corp.	712	19,544
Fulton Financial Corp.	26,032	299,108
FVCBankcorp, Inc.*	1,993	26,547
German American Bancorp, Inc.	4,049	111,145
Glacier Bancorp, Inc.	11,838	402,551
Great Southern Bancorp, Inc.	1,898	76,679
Great Western Bancorp, Inc.	7,798	159,703
Guaranty Bancshares, Inc.	1,451	33,576
Hancock Whitney Corp.	14,104	275,310
Hanmi Financial Corp.	3,788	41,100
HarborOne Bancorp, Inc.*	2,853	21,483
Hawthorn Bancshares, Inc.	999	18,332
HBT Financial, Inc.	1,525	16,058
Heartland Financial USA, Inc.	5,715	172,593
Heritage Commerce Corp.	8,471	64,973
Heritage Financial Corp.	5,177	103,540
Hilltop Holdings, Inc.	11,310	171,007
Home BancShares, Inc.	25,161	301,680
HomeTrust Bancshares, Inc.	1,823	29,022
Hope Bancorp, Inc.	16,779	137,923
Horizon Bancorp, Inc.	6,343	62,542
Howard Bancorp, Inc.*	2,128	23,110
IBERIABANK Corp.	8,460	305,914
Independent Bank Corp./MA	4,171	268,487
Independent Bank Corp./MI	2,772	35,676
Independent Bank Group, Inc.	4,405	104,310
International Bancshares Corp.	9,038	242,941
Investar Holding Corp.	1,184	15,120
Investors Bancorp, Inc.	36,869	294,583
Lakeland Bancorp, Inc.	8,259	89,280
Lakeland Financial Corp.	1,187	43,622
LCNB Corp.	2,010	25,326
Level One Bancorp, Inc.	780	14,040
Live Oak Bancshares, Inc.	4,479	55,853
Macatawa Bank Corp.	4,583	32,631
Mackinac Financial Corp.	1,706	17,828
MainStreet Bancshares, Inc.*	1,230	20,615
Malvern Bancorp, Inc.*	1,145	14,026
Mercantile Bank Corp.	2,816	59,615
Metrocity Bankshares, Inc.(x)	2,552	29,960
Metropolitan Bank Holding Corp.*	1,187	31,966
Mid Penn Bancorp, Inc.	1,184	23,976
Midland States Bancorp, Inc.	3,481	60,883
MidWestOne Financial Group, Inc.	1,993	41,733
MutualFirst Financial, Inc.	996	28,087
MVB Financial Corp.	1,713	21,841
National Bank Holdings Corp., Class A	2,733	65,319
National Bankshares, Inc.	1,039	33,144
NBT Bancorp, Inc.	6,020	194,988
Nicolet Bankshares, Inc.*	1,534	83,726
Northeast Bank	986	11,497
Northrim BanCorp, Inc.	1,123	30,321
Norwood Financial Corp.	968	25,846
Oak Valley Bancorp	1,138	17,912
OFG Bancorp	6,908	77,231
Ohio Valley Banc Corp.	721	21,616
Old National Bancorp	23,575	310,954
Old Second Bancorp, Inc.	5,350	36,968
Opus Bank	3,805	65,941
Origin Bancorp, Inc.	3,315	67,129
Orrstown Financial Services, Inc.	1,769	24,359
Pacific Mercantile Bancorp*	3,493	16,452
Pacific Premier Bancorp, Inc.	8,164	153,810
Park National Corp.	2,161	167,780
Parke Bancorp, Inc.	1,664	22,447
PCB Bancorp	2,440	23,863
Peapack Gladstone Financial Corp.	2,997	53,796
Penns Woods Bancorp, Inc.	1,292	31,396
Peoples Bancorp of North Carolina, Inc.	705	14,354
Peoples Bancorp, Inc.	3,110	68,887
Peoples Financial Services Corp.	1,160	46,098
People’s Utah Bancorp	2,453	47,515
Preferred Bank	1,666	56,344
Premier Financial Bancorp, Inc.	2,111	26,176
Professional Holding Corp., Class A*	670	10,687
QCR Holdings, Inc.	2,542	68,812
RBB Bancorp	2,804	38,471
Red River Bancshares, Inc.	829	30,855
Reliant Bancorp, Inc.	1,675	18,877
Renasant Corp.	9,115	199,072
Republic Bancorp, Inc., Class A	1,631	53,872
Republic First Bancorp, Inc.*	8,210	17,980
Richmond Mutual Bancorporation, Inc.*	2,271	23,164
S&T Bancorp, Inc.	6,056	165,450
Sandy Spring Bancorp, Inc.	5,739	129,931
SB One Bancorp	1,427	24,259
Seacoast Banking Corp. of Florida*	5,898	107,992
Select Bancorp, Inc.*	3,186	24,309
ServisFirst Bancshares, Inc.	1,501	44,009
Shore Bancshares, Inc.	2,083	22,601
Sierra Bancorp	2,430	42,719
Silvergate Capital Corp., Class A*	565	5,390
Simmons First National Corp., Class A	15,194	279,570
SmartFinancial, Inc.	2,366	35,987
South Plains Financial, Inc.	1,846	28,595
South State Corp.	5,391	316,613
Southern First Bancshares, Inc.*	1,254	35,576
Southern National Bancorp of Virginia, Inc.	3,678	36,192
Southside Bancshares, Inc.	5,110	155,293
Spirit of Texas Bancshares, Inc.*	2,173	22,469
Stock Yards Bancorp, Inc.	2,767	80,049
Summit Financial Group, Inc.	1,936	41,063
Tompkins Financial Corp.	2,331	167,366
Towne Bank	10,920	197,543
TriCo Bancshares	4,441	132,431
TriState Capital Holdings, Inc.*	3,416	33,033
Triumph Bancorp, Inc.*	1,887	49,062
Trustmark Corp.	10,253	238,895
UMB Financial Corp.	7,177	332,869
Union Bankshares, Inc.	554	12,465
United Bankshares, Inc.	15,743	363,348
United Community Banks, Inc.	10,151	185,865
United Security Bancshares	2,459	15,738
Unity Bancorp, Inc.	1,343	15,713
Univest Financial Corp.	4,912	80,164
Valley National Bancorp	62,506	456,919
Veritex Holdings, Inc.	5,545	77,464
Washington Trust Bancorp, Inc.	2,553	93,338
WesBanco, Inc.	10,546	249,940
West Bancorporation, Inc.	2,339	38,243
Westamerica Bancorp	2,970	174,577

		19,391,401

Capital Markets (3.8%)
Artisan Partners Asset Management, Inc., Class A	3,789	81,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Assetmark Financial Holdings, Inc.*	1,251	$25,508
Associated Capital Group, Inc., Class A(x)‡	189,887	5,810,542
B. Riley Financial, Inc.	3,353	61,762
Blucora, Inc.*	2,323	27,992
Brightsphere Investment Group, Inc.	10,427	66,628
Calamos Asset Management, Inc.(r)*	2,842	—
Clarke, Inc.	50,600	188,766
Cowen, Inc., Class A	2,395	23,136
Diamond Hill Investment Group, Inc.	58	5,234
Donnelley Financial Solutions, Inc.*	5,094	26,845
GAIN Capital Holdings, Inc.	3,434	19,162
Galaxy Digital Holdings Ltd.*	12,000	7,759
GAMCO Investors, Inc., Class A	47,142	518,091
INTL. FCStone, Inc.*	2,579	93,514
Moelis & Co., Class A	1,490	41,869
Oppenheimer Holdings, Inc., Class A	1,531	30,253
Piper Sandler Cos	2,153	108,877
PJT Partners, Inc., Class A	1,523	66,083
Sculptor Capital Management, Inc.	1,214	16,438
Stifel Financial Corp.	10,691	441,324
Virtus Investment Partners, Inc.	922	70,173
Waddell & Reed Financial, Inc., Class A	11,002	125,203
Westwood Holdings Group, Inc.	1,347	24,664
WisdomTree Investments, Inc.	13,767	32,077

		7,913,326

Consumer Finance (0.3%)
Elevate Credit, Inc.*	964	1,003
Encore Capital Group, Inc.*	4,946	115,637
Enova International, Inc.*	1,836	26,604
EZCORP, Inc., Class A*	8,311	34,657
Green Dot Corp., Class A*	1,318	33,464
LendingClub Corp.*	10,857	85,227
Medallion Financial Corp.*	2,925	5,441
Nelnet, Inc., Class A	2,845	129,191
Oportun Financial Corp.(x)*	541	5,708
PRA Group, Inc.*	7,228	200,360
Regional Management Corp.*	578	7,895
World Acceptance Corp.*	373	20,370

		665,557

Diversified Financial Services (0.4%)
Alerus Financial Corp.	466	7,698
Banco Latinoamericano de Comercio Exterior SA, Class E	5,110	52,684
Cannae Holdings, Inc.*	11,824	395,986
FGL Holdings	23,432	229,633
GWG Holdings, Inc.(x)*	137	1,392
Marlin Business Services Corp.	999	11,159
On Deck Capital, Inc.*	8,829	13,597

		712,149

Insurance (1.8%)
Ambac Financial Group, Inc.*	7,471	92,192
American Equity Investment Life Holding Co.	12,524	235,451
AMERISAFE, Inc.	2,633	169,750
Argo Group International Holdings Ltd.	5,342	197,975
BRP Group, Inc., Class A*	1,785	18,832
Citizens, Inc.(x)*	8,177	53,314
CNO Financial Group, Inc.	24,020	297,608
Crawford & Co., Class A	416	2,995
Donegal Group, Inc., Class A	1,754	26,661
Employers Holdings, Inc.	4,305	174,396
Enstar Group Ltd.*	1,551	246,687
FBL Financial Group, Inc., Class A	1,638	76,445
FedNat Holding Co.	827	9,494
Genworth Financial, Inc., Class A*	80,994	268,900
Global Indemnity Ltd.	1,130	28,815
Greenlight Capital Re Ltd., Class A*	4,895	29,125
Hallmark Financial Services, Inc.*	2,585	10,443
HCI Group, Inc.	1,080	43,470
Heritage Insurance Holdings, Inc.	3,751	40,173
Horace Mann Educators Corp.	5,775	211,307
Independence Holding Co.	951	24,308
Investors Title Co.	221	28,288
James River Group Holdings Ltd.	2,464	89,295
MBIA, Inc.*	11,194	79,925
National General Holdings Corp.	4,610	76,295
National Western Life Group, Inc., Class A	378	65,016
NI Holdings, Inc.*	1,763	23,906
ProAssurance Corp.	7,478	186,950
ProSight Global, Inc.*	1,013	9,877
Protective Insurance Corp., Class B	1,589	21,849
Safety Insurance Group, Inc.	2,354	198,748
Selective Insurance Group, Inc.	5,172	257,048
State Auto Financial Corp.	2,625	72,949
Stewart Information Services Corp.	3,298	87,958
Third Point Reinsurance Ltd.*	12,264	90,876
Tiptree, Inc.	4,217	22,013
United Fire Group, Inc.	3,172	103,439
United Insurance Holdings Corp.	3,505	32,386
Universal Insurance Holdings, Inc.	2,987	53,527
Watford Holdings Ltd.*	2,974	43,569

		3,802,255

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	4,599	12,601
Anworth Mortgage Asset Corp. (REIT)	16,235	18,346
Apollo Commercial Real Estate Finance, Inc. (REIT)	24,638	182,814
Ares Commercial Real Estate Corp. (REIT)(x)	4,810	33,622
Arlington Asset Investment Corp. (REIT), Class A	5,238	11,471
ARMOUR Residential REIT, Inc. (REIT)	9,605	84,620
Blackstone Mortgage Trust, Inc. (REIT), Class A	20,612	383,795
Capstead Mortgage Corp. (REIT)	14,417	60,551
Cherry Hill Mortgage Investment Corp. (REIT)	2,182	13,528
Colony Credit Real Estate, Inc. (REIT)	13,123	51,705
Dynex Capital, Inc. (REIT)	3,661	38,221
Ellington Financial, Inc. (REIT)	6,065	34,631
Exantas Capital Corp. (REIT)	4,463	12,318
Granite Point Mortgage Trust, Inc. (REIT)	8,860	44,920
Great Ajax Corp. (REIT)	2,560	16,282
Invesco Mortgage Capital, Inc. (REIT)	26,570	90,604
KKR Real Estate Finance Trust, Inc. (REIT)(x)	4,005	60,115
Ladder Capital Corp. (REIT)	16,487	78,148
New York Mortgage Trust, Inc. (REIT)	60,556	93,862
Orchid Island Capital, Inc. (REIT)(x)	10,955	32,317
PennyMac Mortgage Investment Trust (REIT)‡	15,753	167,297
Ready Capital Corp. (REIT)	5,344	38,584
Redwood Trust, Inc. (REIT)(x)	17,881	90,478
TPG RE Finance Trust, Inc. (REIT)	7,655	42,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Western Asset Mortgage Capital Corp. (REIT)	7,855	$17,988

		1,710,844

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	3,558	64,507
Bridgewater Bancshares, Inc.*	4,106	40,033
Capitol Federal Financial, Inc.	21,277	247,026
Columbia Financial, Inc.*	8,489	122,242
ESSA Bancorp, Inc.	1,576	21,512
Essent Group Ltd.	7,616	200,605
Federal Agricultural Mortgage Corp., Class C	1,040	57,855
First Defiance Financial Corp.	5,584	82,308
Flagstar Bancorp, Inc.	5,579	110,632
FS Bancorp, Inc.	600	21,600
Greene County Bancorp, Inc.	107	2,499
Hingham Institution for Savings	125	18,124
Home Bancorp, Inc.	1,414	34,530
HomeStreet, Inc.	3,142	69,847
Kearny Financial Corp.	9,083	78,023
Luther Burbank Corp.	3,359	30,802
Merchants Bancorp	1,512	22,952
Meridian Bancorp, Inc.	6,925	77,698
Meta Financial Group, Inc.	2,230	48,436
MMA Capital Holdings, Inc.*	719	17,781
Mr Cooper Group, Inc.*	6,112	44,801
Northfield Bancorp, Inc.	7,279	81,452
Northwest Bancshares, Inc.	15,997	185,085
OceanFirst Financial Corp.	8,480	134,917
Ocwen Financial Corp.*	19,403	9,701
OP Bancorp	2,385	17,792
PCSB Financial Corp.	2,587	36,192
PDL Community Bancorp*	1,510	15,508
PennyMac Financial Services, Inc.‡	936	20,695
Pioneer Bancorp, Inc.*	1,874	19,452
Provident Bancorp, Inc.*	1,489	12,835
Provident Financial Holdings, Inc.	1,055	16,068
Provident Financial Services, Inc.	9,728	125,102
Prudential Bancorp, Inc.	1,496	22,141
Radian Group, Inc.	32,456	420,305
Riverview Bancorp, Inc.	3,567	17,871
Southern Missouri Bancorp, Inc.	1,333	32,352
Sterling Bancorp, Inc.	2,438	10,483
Territorial Bancorp, Inc.	1,245	30,565
Timberland Bancorp, Inc.	1,253	22,917
TrustCo Bank Corp.	13,733	74,296
Velocity Financial, Inc.*	879	6,619
Walker & Dunlop, Inc.	3,929	158,221
Washington Federal, Inc.	12,546	325,694
Waterstone Financial, Inc.	3,735	54,307
Western New England Bancorp, Inc.	3,822	25,837
WSFS Financial Corp.	8,303	206,911

		3,497,131

Total Financials		37,692,663

Health Care (3.0%)
Biotechnology (1.1%)
89bio, Inc.(x)*	96	2,424
Abeona Therapeutics, Inc.*	8,053	16,911
Acceleron Pharma, Inc.*	1,256	112,877
Acorda Therapeutics, Inc.(x)*	6,442	6,008
Adamas Pharmaceuticals, Inc.*	3,233	9,343
ADMA Biologics, Inc.(x)*	1,398	4,026
Aduro Biotech, Inc.*	1,186	3,250
Aeglea BioTherapeutics, Inc.*	4,142	19,302
Affimed NV*	1,419	2,242
Akebia Therapeutics, Inc.*	19,012	144,111
Akero Therapeutics, Inc.(x)*	218	4,622
Aldeyra Therapeutics, Inc.*	894	2,208
AMAG Pharmaceuticals, Inc.(x)*	5,365	33,156
AnaptysBio, Inc.*	550	7,771
Anika Therapeutics, Inc.*	2,182	63,082
Applied Therapeutics, Inc.(x)*	266	8,696
Aprea Therapeutics, Inc.*	187	6,500
Arcus Biosciences, Inc.*	5,247	72,828
Arcutis Biotherapeutics, Inc.*	328	9,774
Ardelyx, Inc.*	10,192	57,942
Arena Pharmaceuticals, Inc.*	1,580	66,360
Assembly Biosciences, Inc.*	4,165	61,767
Atreca, Inc., Class A(x)*	540	8,937
Avid Bioservices, Inc.*	724	3,700
Beam Therapeutics, Inc.*	387	6,966
Beyondspring, Inc.(x)*	128	1,640
BioCryst Pharmaceuticals, Inc.(x)*	3,405	6,810
Black Diamond Therapeutics, Inc.(x)*	377	9,406
Bridgebio Pharma, Inc.(x)*	2,551	73,979
Cabaletta Bio, Inc.*	301	2,197
Calithera Biosciences, Inc.*	7,976	35,413
CareDx, Inc.*	370	8,077
CASI Pharmaceuticals, Inc.(x)*	870	1,775
Castle Biosciences, Inc.(x)*	293	8,734
Cellular Biomedicine Group, Inc.(x)*	402	6,360
CEL-SCI Corp.(x)*	555	6,405
Chimerix, Inc.*	6,999	10,079
Coherus Biosciences, Inc.*	5,910	95,860
Concert Pharmaceuticals, Inc.*	4,439	39,241
Constellation Pharmaceuticals, Inc.*	315	9,900
Cortexyme, Inc.(x)*	102	4,652
Cyclerion Therapeutics, Inc.(x)*	248	657
Cytokinetics, Inc.*	735	8,666
Dynavax Technologies Corp.(x)*	1,053	3,717
Enochian Biosciences, Inc.(x)*	1,174	3,522
Epizyme, Inc.*	3,424	53,106
Evelo Biosciences, Inc.(x)*	1,573	5,907
FibroGen, Inc.*	1,250	43,438
Five Prime Therapeutics, Inc.*	4,990	11,327
Frequency Therapeutics, Inc.*	167	2,974
G1 Therapeutics, Inc.*	2,352	25,919
Geron Corp.(x)*	31,063	36,965
Gossamer Bio, Inc.*	3,149	31,962
Gritstone Oncology, Inc.(x)*	3,378	19,660
Harpoon Therapeutics, Inc.(x)*	682	7,898
IGM Biosciences, Inc.*	199	11,174
ImmunoGen, Inc.*	11,912	40,620
Immunomedics, Inc.*	2,919	39,348
Intellia Therapeutics, Inc.(x)*	1,908	23,335
Jounce Therapeutics, Inc.*	2,291	10,882
Karuna Therapeutics, Inc.(x)*	367	26,424
Kezar Life Sciences, Inc.*	4,347	18,953
Kiniksa Pharmaceuticals Ltd., Class A(x)*	143	2,214
Ligand Pharmaceuticals, Inc.(x)*	2,321	168,783
Lineage Cell Therapeutics, Inc.(x)*	15,478	12,817
MacroGenics, Inc.*	4,316	25,119
Mersana Therapeutics, Inc.*	5,642	32,893
Minerva Neurosciences, Inc.*	641	3,859
Mirum Pharmaceuticals, Inc.(x)*	180	2,520
Molecular Templates, Inc.*	1,075	14,287
Morphic Holding, Inc.*	383	5,622
Myriad Genetics, Inc.*	10,103	144,574
Neon Therapeutics, Inc.(x)*	2,002	5,285
NextCure, Inc.*	98	3,633
Novavax, Inc.(x)*	3,301	44,828
OPKO Health, Inc.(x)*	62,620	83,911
Oyster Point Pharma, Inc.*	176	6,160
PDL BioPharma, Inc.*	19,123	53,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PolarityTE, Inc.(x)*	1,993	$2,152
Precigen, Inc.(x)*	8,631	29,345
Prevail Therapeutics, Inc.*	441	5,376
Principia Biopharma, Inc.*	180	10,688
Protagonist Therapeutics, Inc.*	1,087	7,674
Prothena Corp. plc*	6,363	68,084
REVOLUTION Medicines, Inc.*	443	9,706
Rigel Pharmaceuticals, Inc.*	2,349	3,664
Sangamo Therapeutics, Inc.*	5,353	34,099
Solid Biosciences, Inc.*	2,375	5,676
Spectrum Pharmaceuticals, Inc.*	1,210	2,819
Spero Therapeutics, Inc.*	1,882	15,207
SpringWorks Therapeutics, Inc.*	301	8,127
Stoke Therapeutics, Inc.*	524	12,000
Sutro Biopharma, Inc.*	1,254	12,791
Synlogic, Inc.*	2,319	3,989
TCR2 Therapeutics, Inc.(x)*	1,537	11,896
TG Therapeutics, Inc.*	1,412	13,894
Turning Point Therapeutics, Inc.*	194	8,664
UNITY Biotechnology, Inc.(x)*	1,111	6,444
VBI Vaccines, Inc.*	2,333	2,216
Viela Bio, Inc.*	152	5,776
Viking Therapeutics, Inc.(x)*	8,986	42,054
Vir Biotechnology, Inc.(x)*	229	7,848

		2,422,406

Health Care Equipment & Supplies (0.4%)
Alphatec Holdings, Inc.*	642	2,215
AngioDynamics, Inc.*	5,810	60,598
Apyx Medical Corp.*	4,140	14,863
Avanos Medical, Inc.*	7,571	203,887
Cerus Corp.*	2,789	12,969
ElectroCore, Inc.(x)*	1,807	1,717
Integer Holdings Corp.*	1,397	87,815
Invacare Corp.	5,439	40,412
LeMaitre Vascular, Inc.	324	8,074
LivaNova plc*	1,654	74,843
Meridian Bioscience, Inc.*	6,005	50,442
OraSure Technologies, Inc.*	9,888	106,395
Orthofix Medical, Inc.*	638	17,870
Rockwell Medical, Inc.(x)*	717	1,470
RTI Surgical Holdings, Inc.*	8,077	13,812
SeaSpine Holdings Corp.*	3,553	29,028
Sientra, Inc.*	814	1,620
TransEnterix, Inc.*	620	218
TransMedics Group, Inc.*	273	3,298
Utah Medical Products, Inc.	80	7,524
Varex Imaging Corp.*	3,504	79,576

		818,646

Health Care Providers & Services (0.5%)
1Life Healthcare, Inc.*	1,777	32,252
American Renal Associates Holdings, Inc.*	1,521	10,054
Brookdale Senior Living, Inc.*	29,524	92,115
Community Health Systems, Inc.*	14,134	47,208
Cross Country Healthcare, Inc.*	4,797	32,332
Enzo Biochem, Inc.*	7,584	19,187
Exagen, Inc.(x)*	64	1,020
Hanger, Inc.*	4,884	76,093
Magellan Health, Inc.*	1,547	74,426
National HealthCare Corp.	1,951	139,945
Option Care Health, Inc.*	4,465	42,284
Owens & Minor, Inc.	9,932	90,878
Patterson Cos., Inc.	13,418	205,161
Progyny, Inc.(x)*	1,112	23,563
Surgery Partners, Inc.*	3,564	23,273
Tenet Healthcare Corp.*	1,155	16,632
Tivity Health, Inc.(x)*	7,325	46,074
Triple-S Management Corp., Class B*	3,686	51,973

		1,024,470

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	25,944	182,646
Computer Programs & Systems, Inc.	2,053	45,679
Evolent Health, Inc., Class A*	9,312	50,564
Health Catalyst, Inc.*	405	10,591
HealthStream, Inc.*	2,662	63,755
Livongo Health, Inc.(x)*	1,182	33,722
Phreesia, Inc.*	582	12,239
Schrodinger, Inc.*	364	15,696

		414,892

Life Sciences Tools & Services (0.3%)
Luminex Corp.	6,732	185,332
NanoString Technologies, Inc.*	576	13,853
Pacific Biosciences of California, Inc.*	1,808	5,532
Personalis, Inc.*	637	5,141
Syneos Health, Inc.*	9,237	364,122

		573,980

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc.(x)*	7,433	8,771
Aclaris Therapeutics, Inc.(x)*	4,392	4,568
Akorn, Inc.*	11,085	6,221
Assertio Therapeutics, Inc.*	9,262	6,020
Cara Therapeutics, Inc.(x)*	1,042	13,765
cbdMD, Inc.(x)*	5,147	4,787
Eloxx Pharmaceuticals, Inc.(x)*	370	725
Endo International plc*	34,169	126,425
EyePoint Pharmaceuticals, Inc.(x)*	2,961	3,020
Fulcrum Therapeutics, Inc.*	385	4,597
Intra-Cellular Therapies, Inc.*	4,332	66,583
Kala Pharmaceuticals, Inc.(x)*	1,793	15,760
Lannett Co., Inc.(x)*	5,241	36,425
Mallinckrodt plc(x)*	13,229	26,193
Menlo Therapeutics, Inc.*	7,485	20,060
NGM Biopharmaceuticals, Inc.(x)*	164	2,022
Osmotica Pharmaceuticals plc(x)*	1,127	3,584
Phathom Pharmaceuticals, Inc.*	307	7,927
Phibro Animal Health Corp., Class A	142	3,432
Prestige Consumer Healthcare, Inc.*	8,092	296,815
Reata Pharmaceuticals, Inc., Class A*	2,095	302,392
resTORbio, Inc.(x)*	1,996	2,056
Revance Therapeutics, Inc.*	1,461	21,623
Satsuma Pharmaceuticals, Inc.*	179	3,852
Strongbridge Biopharma plc*	5,185	9,800
TherapeuticsMD, Inc.(x)*	2,921	3,096
Verrica Pharmaceuticals, Inc.(x)*	1,076	11,761
WaVe Life Sciences Ltd.(x)*	680	6,372
Xeris Pharmaceuticals, Inc.*	213	415

		1,019,067

Total Health Care		6,273,461

Industrials (10.4%)
Aerospace & Defense (0.4%)
AAR Corp.	5,343	94,892
Aerojet Rocketdyne Holdings, Inc.*	3,481	145,610
Cubic Corp.	4,226	174,576
Ducommun, Inc.*	1,439	35,759
Maxar Technologies, Inc.(x)	9,543	101,919
Moog, Inc., Class A	650	32,845
National Presto Industries, Inc.	752	53,249
Park Aerospace Corp.	2,958	37,271
Triumph Group, Inc.	5,087	34,388
Vectrus, Inc.*	1,818	75,283

		785,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,739	$95,980
Echo Global Logistics, Inc.*	4,302	73,479
Hub Group, Inc., Class A*	5,162	234,716

		404,175

Airlines (0.1%)
Hawaiian Holdings, Inc.	7,338	76,609
Mesa Air Group, Inc.*	2,376	7,817
SkyWest, Inc.	7,886	206,534
Spirit Airlines, Inc.(x)*	2,281	29,402

		320,362

Building Products (0.3%)
Apogee Enterprises, Inc.	559	11,638
Armstrong Flooring, Inc.*	2,226	3,183
Builders FirstSource, Inc.*	1,358	16,608
Caesarstone Ltd.	3,545	37,471
Cornerstone Building Brands, Inc.*	7,087	32,317
Gibraltar Industries, Inc.*	5,172	221,982
Griffon Corp.	5,798	73,345
Insteel Industries, Inc.	2,916	38,637
JELD-WEN Holding, Inc.*	1,052	10,236
Masonite International Corp.*	212	10,059
Patrick Industries, Inc.	1,212	34,130
PGT Innovations, Inc.*	4,638	38,913
Quanex Building Products Corp.	5,316	53,585
Universal Forest Products, Inc.	1,051	39,087

		621,191

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	10,651	259,458
ACCO Brands Corp.	15,453	78,038
Advanced Disposal Services, Inc.*	646	21,189
Brady Corp., Class A	1,424	64,265
BrightView Holdings, Inc.*	4,942	54,659
CECO Environmental Corp.*	4,137	19,320
Charah Solutions, Inc.*	1,361	2,327
Civeo Corp.(x)*	3,608,000	1,486,135
CompX International, Inc.	265	4,028
Deluxe Corp.	6,378	165,382
Ennis, Inc.	4,096	76,923
Heritage-Crystal Clean, Inc.*	637	10,345
HNI Corp.	1,593	40,128
Interface, Inc.	756	5,715
Kimball International, Inc., Class B	663	7,896
Knoll, Inc.	389	4,014
Matthews International Corp., Class A	4,894	118,386
McGrath RentCorp	1,237	64,794
Mobile Mini, Inc.	4,709	123,517
NL Industries, Inc.	1,334	3,975
PICO Holdings, Inc.*	2,626	20,430
Pitney Bowes, Inc.	12,357	25,208
Quad/Graphics, Inc.	4,747	11,962
RR Donnelley & Sons Co.	9,926	9,514
SP Plus Corp.*	3,649	75,717
Steelcase, Inc., Class A	10,810	106,695
Team, Inc.*	4,890	31,785
UniFirst Corp.	2,430	367,149
VSE Corp.	1,358	22,258

		3,281,212

Construction & Engineering (0.5%)
Aegion Corp.*	4,847	86,907
Ameresco, Inc., Class A*	3,635	61,904
Arcosa, Inc.	7,779	309,137
Argan, Inc.	318	10,993
Concrete Pumping Holdings, Inc.*	3,883	11,105
Construction Partners, Inc., Class A(x)*	1,867	31,534
Dycom Industries, Inc.*	1,004	25,753
EMCOR Group, Inc.	2,253	138,154
Granite Construction, Inc.	6,436	97,698
Great Lakes Dredge & Dock Corp.*	1,008	8,366
IES Holdings, Inc.*	672	11,861
Northwest Pipe Co.*	1,550	34,488
Primoris Services Corp.	2,290	36,411
Sterling Construction Co., Inc.*	2,994	28,443
Tutor Perini Corp.*	6,504	43,707
WillScot Corp.*	2,867	29,043

		965,504

Electrical Equipment (0.2%)
American Superconductor Corp.*	2,184	11,968
AZZ, Inc.	2,880	80,986
Bloom Energy Corp., Class A(x)*	8,919	46,646
Encore Wire Corp.	3,248	136,384
EnerSys	2,407	119,195
Powell Industries, Inc.	1,392	35,733
Preformed Line Products Co.	503	25,064
Thermon Group Holdings, Inc.*	3,813	57,462

		513,438

Machinery (2.2%)
Alamo Group, Inc.	197	17,490
Altra Industrial Motion Corp.	10,345	180,934
Astec Industries, Inc.	3,592	125,612
Barnes Group, Inc.	6,647	278,044
Blue Bird Corp.*	1,099	12,012
Briggs & Stratton Corp.(x)	5,861	10,608
CIRCOR International, Inc.*	3,149	36,623
Colfax Corp.*	58,000	1,148,400
Columbus McKinnon Corp.	1,435	35,875
Commercial Vehicle Group, Inc.*	4,361	6,585
Eastern Co. (The)	748	14,586
Enerpac Tool Group Corp.	4,538	75,104
EnPro Industries, Inc.	3,020	119,532
ESCO Technologies, Inc.	222	16,852
Federal Signal Corp.	643	17,541
Franklin Electric Co., Inc.	433	20,407
Gencor Industries, Inc.*	1,103	11,581
Gorman-Rupp Co. (The)	2,260	70,535
Graham Corp.	1,304	16,822
Greenbrier Cos., Inc. (The)	5,222	92,638
Hillenbrand, Inc.	5,370	102,621
Hurco Cos., Inc.	1,007	29,304
Hyster-Yale Materials Handling, Inc.	1,632	65,427
Kennametal, Inc.	13,255	246,808
LB Foster Co., Class A*	1,365	16,871
Lindsay Corp.	1,125	103,027
Luxfer Holdings plc	289	4,086
Lydall, Inc.*	2,458	15,879
Manitowoc Co., Inc. (The)*	5,436	46,206
Meritor, Inc.*	1,990	26,368
Miller Industries, Inc.	1,601	45,276
Mueller Industries, Inc.	4,028	96,430
Mueller Water Products, Inc., Class A	10,167	81,438
Navistar International Corp.*	7,940	130,931
NN, Inc.	5,810	10,051
Park-Ohio Holdings Corp.	1,375	26,043
REV Group, Inc.	3,290	13,719
Rexnord Corp.	15,180	344,131
Spartan Motors, Inc.	1,303	16,822
SPX Corp.*	1,269	41,420
SPX FLOW, Inc.*	6,708	190,641
Standex International Corp.	1,977	96,913
Terex Corp.	2,604	37,393
Titan International, Inc.	7,144	11,073
TriMas Corp.*	7,142	164,980
Twin Disc, Inc.*	1,458	10,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Wabash National Corp.	8,136	$58,742
Watts Water Technologies, Inc., Class A	1,922	162,697

		4,503,255

Marine (2.9%)
Clarkson plc	128,659	3,686,441
Costamare, Inc.	8,405	37,990
Eagle Bulk Shipping, Inc.*	7,739	14,317
Genco Shipping & Trading Ltd.	2,182	14,008
Matson, Inc.	6,776	207,481
Safe Bulkers, Inc.*	8,035	9,562
Scorpio Bulkers, Inc.	6,813	17,237
Stolt-Nielsen Ltd.(x)	245,000	1,982,261

		5,969,297

Professional Services (0.7%)
Acacia Research Corp.*	6,824	15,149
ASGN, Inc.*	1,037	36,627
BG Staffing, Inc.	800	5,984
CBIZ, Inc.*	8,204	171,628
CRA International, Inc.	874	29,200
FTI Consulting, Inc.*	5,400	646,758
GP Strategies Corp.*	1,822	11,861
Heidrick & Struggles International, Inc.	2,716	61,110
Huron Consulting Group, Inc.*	3,157	143,202
ICF International, Inc.	1,115	76,601
InnerWorkings, Inc.*	6,889	8,060
Kelly Services, Inc., Class A	5,376	68,221
Mistras Group, Inc.*	2,184	9,304
Resources Connection, Inc.	3,433	37,660
TrueBlue, Inc.*	6,208	79,214

		1,400,579

Road & Rail (0.4%)
ArcBest Corp.	4,101	71,850
Covenant Transportation Group, Inc., Class A*	2,136	18,519
Daseke, Inc.(x)*	6,377	8,928
Heartland Express, Inc.	7,042	130,770
Hertz Global Holdings, Inc.*	16,225	100,270
Marten Transport Ltd.	6,248	128,209
PAM Transportation Services, Inc.*	74	2,276
Roadrunner Transportation Systems, Inc.(x)*	506	1,290
Saia, Inc.*	1,678	123,400
US Xpress Enterprises, Inc., Class A(x)*	3,159	10,551
Werner Enterprises, Inc.	7,228	262,087
YRC Worldwide, Inc.(x)*	4,822	8,101

		866,251

Trading Companies & Distributors (0.8%)
Beacon Roofing Supply, Inc.*	7,052	116,640
BlueLinx Holdings, Inc.(x)*	1,284	6,356
BMC Stock Holdings, Inc.*	10,633	188,523
CAI International, Inc.*	2,505	35,421
DXP Enterprises, Inc.*	2,663	32,648
Foundation Building Materials, Inc.*	2,266	23,317
GATX Corp.	5,581	349,147
General Finance Corp.*	932	5,816
GMS, Inc.*	3,626	57,037
H&E Equipment Services, Inc.	1,193	17,513
Herc Holdings, Inc.*	3,589	73,431
Kaman Corp.	3,788	145,724
MRC Global, Inc.*	11,680	49,757
NOW, Inc.*	17,795	91,822
Rush Enterprises, Inc., Class A	4,312	137,639
Rush Enterprises, Inc., Class B	768	23,432
Systemax, Inc.	582	10,319
Textainer Group Holdings Ltd.*	8,356	68,686
Titan Machinery, Inc.*	2,822	24,523
Triton International Ltd.	8,642	223,569
Veritiv Corp.*	2,250	17,685
Willis Lease Finance Corp.*	413	10,986

		1,709,991

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc	190,858	236,913

Total Industrials		21,577,960

Information Technology (8.7%)
Communications Equipment (1.3%)
ADTRAN, Inc.	7,566	58,107
Applied Optoelectronics, Inc.(x)*	3,205	24,326
CalAmp Corp.*	5,406	24,327
Calix, Inc.*	3,688	26,111
Cambium Networks Corp.*	423	2,369
Casa Systems, Inc.*	459	1,607
Comtech Telecommunications Corp.	3,838	51,007
DASAN Zhone Solutions, Inc.*	68	285
Digi International, Inc.*	4,454	42,491
EchoStar Corp., Class A*	27,000	863,190
Harmonic, Inc.*	14,319	82,477
Infinera Corp.*	28,533	151,225
Inseego Corp.(x)*	7,134	44,445
KVH Industries, Inc.*	2,305	21,736
Lumentum Holdings, Inc.*	11,945	880,347
NETGEAR, Inc.*	4,799	109,609
NetScout Systems, Inc.*	11,344	268,512
Ribbon Communications, Inc.*	9,695	29,376
TESSCO Technologies, Inc.	880	4,303

		2,685,850

Electronic Equipment, Instruments & Components (1.9%)
Anixter International, Inc.*	4,867	427,663
Arlo Technologies, Inc.*	12,476	30,317
Bel Fuse, Inc., Class B	1,430	13,928
Belden, Inc.	6,282	226,655
Benchmark Electronics, Inc.	5,902	117,981
CTS Corp.	5,178	128,880
Daktronics, Inc.	5,971	29,437
ePlus, Inc.*	287	17,972
Fabrinet*	496	27,062
FARO Technologies, Inc.*	144	6,408
Fitbit, Inc., Class A*	29,272	194,951
II-VI, Inc.*	5,172	147,402
Insight Enterprises, Inc.*	3,564	150,151
KEMET Corp.	9,103	219,928
Kimball Electronics, Inc.*	3,597	39,279
Knowles Corp.*	13,019	174,194
Methode Electronics, Inc.	5,848	154,563
MTS Systems Corp.	2,002	45,045
PC Connection, Inc.	1,795	73,972
Plexus Corp.*	4,005	218,513
Sanmina Corp.*	8,452	230,571
ScanSource, Inc.*	4,063	86,908
Tech Data Corp.*	5,674	742,443
TTM Technologies, Inc.*	15,807	163,444
Vishay Intertechnology, Inc.	21,272	306,530
Vishay Precision Group, Inc.*	402	8,072

		3,982,269

IT Services (3.4%)
CACI International, Inc., Class A*	25,000	5,278,750
Cardtronics plc, Class A*	1,176	24,602
Conduent, Inc.*	27,863	68,264
Exela Technologies, Inc.(x)*	1,423	292
Hackett Group, Inc. (The)	311	3,956
Information Services Group, Inc.*	5,745	14,765
KBR, Inc.	22,643	468,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Limelight Networks, Inc.*	11,247	$64,108
LiveRamp Holdings, Inc.*	10,774	354,680
ManTech International Corp., Class A	4,289	311,681
Perspecta, Inc.	20,766	378,772
StarTek, Inc.*	2,305	8,667
Sykes Enterprises, Inc.*	6,128	166,191
Unisys Corp.*	2,234	27,590

		7,170,575

Semiconductors & Semiconductor Equipment (1.5%)
Adesto Technologies Corp.*	521	5,830
Alpha & Omega Semiconductor Ltd.*	3,378	21,653
Ambarella, Inc.*	3,095	150,293
Amkor Technology, Inc.*	15,774	122,879
Axcelis Technologies, Inc.*	5,180	94,846
AXT, Inc.*	5,582	17,918
Brooks Automation, Inc.	1,533	46,756
CEVA, Inc.*	265	6,606
Cirrus Logic, Inc.*	9,303	610,556
Cohu, Inc.	6,470	80,099
Diodes, Inc.*	5,064	205,776
DSP Group, Inc.*	2,121	28,421
FormFactor, Inc.*	11,239	225,792
GSI Technology, Inc.*	2,590	18,026
Ichor Holdings Ltd.*	2,835	54,319
MACOM Technology Solutions Holdings, Inc.*	7,371	139,533
NeoPhotonics Corp.*	6,494	47,081
NVE Corp.	53	2,758
Onto Innovation, Inc.*	5,916	175,528
PDF Solutions, Inc.*	4,106	48,122
Photronics, Inc.*	9,118	93,551
Rambus, Inc.*	17,609	195,460
Semtech Corp.*	887	33,262
SiTime Corp.*	380	8,273
SMART Global Holdings, Inc.*	2,127	51,686
SunPower Corp.(x)*	11,900	60,333
Synaptics, Inc.*	5,467	316,375
Ultra Clean Holdings, Inc.*	6,317	87,175
Veeco Instruments, Inc.*	7,726	73,938
Xperi Corp.	6,299	87,619

		3,110,464

Software (0.4%)
American Software, Inc., Class A	2,002	28,448
Avaya Holdings Corp.*	15,288	123,680
Cloudera, Inc.(x)*	37,055	291,623
Digimarc Corp.*	82	1,070
GTY Technology Holdings, Inc.(x)*	6,586	29,769
Ideanomics, Inc.(x)*	826	1,107
OneSpan, Inc.*	1,542	27,987
Ping Identity Holding Corp.(x)*	456	9,129
QAD, Inc., Class A	893	35,658
Rosetta Stone, Inc.*	2,743	38,457
SecureWorks Corp., Class A*	1,071	12,327
Sprout Social, Inc., Class A(x)*	272	4,341
Synchronoss Technologies, Inc.(x)*	6,486	19,782
Telenav, Inc.*	2,950	12,744
TiVo Corp.	19,909	140,956
Verint Systems, Inc.*	583	25,069

		802,147

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	18,475	142,442
Diebold Nixdorf, Inc.*	6,149	21,645
Immersion Corp.*	5,092	27,293
Stratasys Ltd.*	8,243	131,476

		322,856

Total Information Technology		18,074,161

Materials (2.7%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.(x)	297	1,951
AdvanSix, Inc.*	4,287	40,898
American Vanguard Corp.	4,669	67,514
Amyris, Inc.(x)*	8,634	22,103
Ferro Corp.*	2,565	24,008
Flotek Industries, Inc.*	7,979	7,101
FutureFuel Corp.	4,018	45,283
Hawkins, Inc.	1,586	56,462
HB Fuller Co.	2,116	59,100
Innospec, Inc.	578	40,165
Intrepid Potash, Inc.*	14,072	11,258
Koppers Holdings, Inc.*	775	9,587
Kraton Corp.*	3,579	28,990
Kronos Worldwide, Inc.(x)	3,624	30,586
Livent Corp.*	23,535	123,559
LSB Industries, Inc.(x)*	3,056	6,418
Minerals Technologies, Inc.	5,541	200,917
Orion Engineered Carbons SA	3,221	24,029
PolyOne Corp.	938	17,794
PQ Group Holdings, Inc.*	6,052	65,967
Rayonier Advanced Materials, Inc.	6,543	6,935
Sensient Technologies Corp.	3,230	140,537
Stepan Co.	2,909	257,330
Trecora Resources*	3,153	18,760
Tredegar Corp.	4,161	65,036
Trinseo SA	6,307	114,220
Tronox Holdings plc, Class A	8,017	39,925
Valhi, Inc.	4,208	4,334

		1,530,767

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	14,880	223,200
United States Lime & Minerals, Inc.	307	22,672

		245,872

Containers & Packaging (0.1%)
Greif, Inc., Class A	4,201	130,609
Greif, Inc., Class B	918	36,775
UFP Technologies, Inc.*	960	36,566

		203,950

Metals & Mining (1.4%)
Allegheny Technologies, Inc.*	20,084	170,714
Carpenter Technology Corp.	7,524	146,718
Century Aluminum Co.*	8,395	30,390
Cleveland-Cliffs, Inc.(x)	48,281	190,710
Coeur Mining, Inc.*	38,047	122,131
Commercial Metals Co.	18,833	297,373
Gold Resource Corp.	9,959	27,387
Haynes International, Inc.	1,986	40,931
Hecla Mining Co.	82,723	150,556
Kaiser Aluminum Corp.	1,208	83,690
Materion Corp.	1,919	67,184
Novagold Resources, Inc.*	11,041	81,483
Olympic Steel, Inc.	1,307	13,527
Ramaco Resources, Inc.(x)*	1,166	2,787
Ryerson Holding Corp.*	177	942
Sandstorm Gold Ltd.(x)*	214,000	1,072,140
Schnitzer Steel Industries, Inc., Class A	4,061	52,955
SunCoke Energy, Inc.	11,076	42,643
Synalloy Corp.*	1,205	10,520
TimkenSteel Corp.*	6,495	20,979
Warrior Met Coal, Inc.	7,037	74,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Wheaton Precious Metals Corp.(x)	2,400	$66,072
Worthington Industries, Inc.	4,804	126,105

		2,892,670

Paper & Forest Products (0.4%)
Boise Cascade Co.	4,744	112,812
Clearwater Paper Corp.*	2,490	54,307
Louisiana-Pacific Corp.	15,507	266,410
Neenah, Inc.	474	20,444
PH Glatfelter Co.	6,951	84,941
Schweitzer-Mauduit International, Inc.	4,949	137,681
Verso Corp., Class A*	5,292	59,694

		736,289

Total Materials		5,609,548

Real Estate (10.7%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	13,659	169,235
Agree Realty Corp. (REIT)	6,616	409,530
Alexander & Baldwin, Inc. (REIT)	10,970	123,083
American Finance Trust, Inc. (REIT)	16,108	100,675
Armada Hoffler Properties, Inc. (REIT)	5,903	63,162
Ashford Hospitality Trust, Inc. (REIT)	16,171	11,954
Braemar Hotels & Resorts, Inc. (REIT)	4,292	7,296
BRT Apartments Corp. (REIT)	1,481	15,180
CareTrust REIT, Inc. (REIT)	3,993	59,056
CatchMark Timber Trust, Inc. (REIT), Class A	7,882	56,908
CBL & Associates Properties, Inc. (REIT)(x)*	22,852	4,573
Cedar Realty Trust, Inc. (REIT)	14,005	13,068
Chatham Lodging Trust (REIT)	7,556	44,883
CIM Commercial Trust Corp. (REIT)	1,991	22,080
City Office REIT, Inc. (REIT)	8,472	61,253
Community Healthcare Trust, Inc. (REIT)	1,236	47,314
CoreCivic, Inc. (REIT)	19,106	213,414
CorEnergy Infrastructure Trust, Inc. (REIT)	2,116	38,892
CorePoint Lodging, Inc. (REIT)	6,504	25,496
DiamondRock Hospitality Co. (REIT)	32,100	163,068
Diversified Healthcare Trust (REIT)	38,023	138,023
Easterly Government Properties, Inc. (REIT)	9,160	225,702
Equity Commonwealth (REIT)	2,000	63,420
Equity LifeStyle Properties, Inc. (REIT)	36,600	2,103,768
Essential Properties Realty Trust, Inc. (REIT)	13,034	170,224
Farmland Partners, Inc. (REIT)(x)	4,562	27,691
First Industrial Realty Trust, Inc. (REIT)	15,952	530,085
Franklin Street Properties Corp. (REIT)	16,465	94,344
Front Yard Residential Corp. (REIT)	7,885	94,226
Getty Realty Corp. (REIT)	5,279	125,323
Gladstone Commercial Corp. (REIT)	3,591	51,567
Gladstone Land Corp. (REIT)	2,786	33,014
Global Medical REIT, Inc. (REIT)	6,338	64,141
Global Net Lease, Inc. (REIT)	14,462	193,357
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	9,381	191,466
Healthcare Realty Trust, Inc. (REIT)	21,091	589,072
Hersha Hospitality Trust (REIT)	5,403	19,343
Independence Realty Trust, Inc. (REIT)	14,355	128,334
Industrial Logistics Properties Trust (REIT)	10,294	180,557
Investors Real Estate Trust (REIT)	1,844	101,420
iStar, Inc. (REIT)	2,908	30,854
Jernigan Capital, Inc. (REIT)	3,501	38,371
Kite Realty Group Trust (REIT)	13,292	125,875
Lexington Realty Trust (REIT)	38,505	382,355
LTC Properties, Inc. (REIT)	3,201	98,911
Mack-Cali Realty Corp. (REIT)	13,796	210,113
Monmouth Real Estate Investment Corp. (REIT)	12,720	153,276
National Health Investors, Inc. (REIT)	3,854	190,850
New Senior Investment Group, Inc. (REIT)	7,930	20,301
Office Properties Income Trust (REIT)	7,604	207,209
One Liberty Properties, Inc. (REIT)	2,419	33,697
Pebblebrook Hotel Trust (REIT)	20,949	228,135
Pennsylvania REIT (REIT)(x)	5,291	4,823
Physicians Realty Trust (REIT)	30,160	420,430
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,889	351,240
PotlatchDeltic Corp. (REIT)	10,567	331,698
Preferred Apartment Communities, Inc. (REIT), Class A	7,101	50,985
Retail Opportunity Investments Corp. (REIT)	18,263	151,400
Retail Value, Inc. (REIT)	2,399	29,388
Rexford Industrial Realty, Inc. (REIT)	18,073	741,174
RLJ Lodging Trust (REIT)	27,033	208,695
RPT Realty (REIT)	12,450	75,074
Sabra Health Care REIT, Inc. (REIT)	32,241	352,072
Safehold, Inc. (REIT)(x)	1,907	120,580
Saul Centers, Inc. (REIT)	160	5,238
Seritage Growth Properties (REIT), Class A(x)*	4,713	42,935
STAG Industrial, Inc. (REIT)	23,850	537,102
Summit Hotel Properties, Inc. (REIT)	16,690	70,432
Sunstone Hotel Investors, Inc. (REIT)	35,862	312,358
Terreno Realty Corp. (REIT)	9,454	489,245
UMH Properties, Inc. (REIT)	772	8,384
Universal Health Realty Income Trust (REIT)	217	21,876
Urban Edge Properties (REIT)	18,396	162,069
Urstadt Biddle Properties, Inc. (REIT), Class A	4,739	66,820
Washington Prime Group, Inc. (REIT)(x)	31,199	25,118
Washington REIT (REIT)	13,077	312,148
Whitestone REIT (REIT)	6,197	38,421
Xenia Hotels & Resorts, Inc. (REIT)	18,218	187,645

		13,612,494

Real Estate Management & Development (4.1%)
Altisource Portfolio Solutions SA*	697	5,346
American Realty Investors, Inc.*	330	3,049
Consolidated-Tomoka Land Co.	686	31,096
Cushman & Wakefield plc*	1,203	14,123
DREAM Unlimited Corp., Class A	593,000	3,899,853
Forestar Group, Inc.*	2,693	27,872
FRP Holdings, Inc.*	1,128	48,504
Griffin Industrial Realty, Inc.	101	3,303
Howard Hughes Corp. (The)*	81,700	4,127,484
Kennedy-Wilson Holdings, Inc.	9,528	127,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Marcus & Millichap, Inc.*	411	$11,138
Maui Land & Pineapple Co., Inc.*	348	3,804
Newmark Group, Inc., Class A	2,755	11,709
Rafael Holdings, Inc., Class B*	1,786	22,879
RE/MAX Holdings, Inc., Class A	2,895	63,458
Realogy Holdings Corp.(x)	18,434	55,486
St Joe Co. (The)*	5,296	88,867
Stratus Properties, Inc.*	806	14,258
Tejon Ranch Co.*	3,404	47,860
Transcontinental Realty Investors, Inc.*	139	2,851

		8,610,806

Total Real Estate		22,223,300

Utilities (4.6%)
Electric Utilities (1.2%)
ALLETE, Inc.	8,316	504,615
El Paso Electric Co.	5,375	365,285
Genie Energy Ltd., Class B	1,224	8,788
MGE Energy, Inc.	3,547	232,222
Otter Tail Corp.	3,511	156,099
PNM Resources, Inc.	12,687	482,106
Portland General Electric Co.	14,343	687,604

		2,436,719

Gas Utilities (2.1%)
New Jersey Resources Corp.	14,246	483,937
Northwest Natural Holding Co.	4,112	253,916
ONE Gas, Inc.	8,345	697,809
RGC Resources, Inc.	1,226	35,468
Rubis SCA	36,000	1,504,745
South Jersey Industries, Inc.	12,720	318,000
Southwest Gas Holdings, Inc.	7,701	535,682
Spire, Inc.	7,924	590,179

		4,419,736

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	5,911	12,650
Clearway Energy, Inc., Class A	5,287	90,778
Clearway Energy, Inc., Class C	12,884	242,219
Ormat Technologies, Inc.	4,075	275,714
Sunnova Energy International, Inc.*	3,518	35,426
TerraForm Power, Inc., Class A	3,621	57,103

		713,890

Multi-Utilities (0.8%)
Avista Corp.	10,611	450,862
Black Hills Corp.	9,768	625,445
NorthWestern Corp.	8,070	482,828
Unitil Corp.	2,228	116,569

		1,675,704

Water Utilities (0.1%)
Artesian Resources Corp., Class A	1,293	48,332
Cadiz, Inc.(x)*	2,147	25,055
California Water Service Group	444	22,342
Consolidated Water Co. Ltd.	2,214	36,310
Middlesex Water Co.	376	22,605
SJW Group	1,463	84,518
York Water Co. (The)	182	7,910

		247,072

Total Utilities		9,493,121

Total Common Stocks (89.0%) (Cost $219,534,571)		185,014,135

MASTER LIMITED PARTNERSHIP:
Industrials (2.3%)
Industrial Conglomerates (2.3%)
Icahn Enterprises LP (Cost $4,647,673)	100,700	4,875,894

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)* (Cost $—)	549	74

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.7%)
JPMorgan Prime Money Market Fund, IM Shares	17,908,224	17,910,015

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $825,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $841,500.(xx)	$825,000	825,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,009,007, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $3,069,188.(xx)	3,009,006	3,009,006

Total Repurchase Agreements		4,234,006

Total Short-Term Investments (10.7%) (Cost $22,145,109)		22,144,021

Total Investments in Securities (102.0%) (Cost $246,327,353)		212,034,124
Other Assets Less Liabilities (-2.0%)		(4,144,775)

Net Assets (100%)		$207,889,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $5,474,590. This was collateralized by $1,570,771 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $4,234,006 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Capital Markets
Associated Capital Group, Inc., Class A(x)	189,887	7,441,493	1,457	—	—	(1,632,408)	5,810,542	—	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	15,753	279,227	28,769	—	—	(140,699)	167,297	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	936	31,861	—	2	—	(11,168)	20,695	112	—

Total		7,752,581	30,226	2	—	(1,784,275)	5,998,534	112	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	29	6/2020	USD	1,664,020	4,112

					4,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$8,600,318	$704,984	$—		$9,305,302
Consumer Discretionary	13,073,879	14,945	—		13,088,824
Consumer Staples	9,534,713	—	—		9,534,713
Energy	31,195,582	945,500	—		32,141,082
Financials	37,503,897	188,766	—	(a)	37,692,663
Health Care	6,273,461	—	—		6,273,461
Industrials	15,672,345	5,905,615	—		21,577,960
Information Technology	18,074,161	—	—		18,074,161
Materials	5,609,548	—	—		5,609,548
Real Estate	18,320,144	3,903,156	—		22,223,300
Utilities	7,988,376	1,504,745	—		9,493,121
Futures	4,112	—	—		4,112
Master Limited Partnership
Industrials	4,875,894	—	—		4,875,894
Rights
Health Care	—	—	74		74
Short-Term Investments
Investment Company	17,910,015	—	—		17,910,015
Repurchase Agreements	$—	$4,234,006	$—		$4,234,006

Total Assets	$194,636,445	$17,401,717	$74		$212,038,236

Total Liabilities	$—	$—	$—		$—

Total	$194,636,445	$17,401,717	$74		$212,038,236

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,859,035
Aggregate gross unrealized depreciation	(73,811,436)

Net unrealized depreciation	$(30,952,401)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$242,990,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	7,280	$212,212
BCE, Inc.	1,700	69,737
Deutsche Telekom AG (Registered)	11,081	146,719
Nippon Telegraph & Telephone Corp.	3,400	80,683
Swisscom AG (Registered)	180	97,039
Telenor ASA	3,238	47,451
Telia Co. AB	12,000	43,165
Verizon Communications, Inc.	4,800	257,904

		954,910

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	188	218,447

Media (0.5%)
Comcast Corp., Class A	2,422	83,268
Omnicom Group, Inc.	500	27,450
Quebecor, Inc., Class B	1,200	26,528

		137,246

Wireless Telecommunication Services (1.0%)
KDDI Corp.	2,500	73,895
NTT DOCOMO, Inc.	2,900	91,162
Rogers Communications, Inc., Class B	3,000	125,219

		290,276

Total Communication Services		1,600,879

Consumer Discretionary (6.7%)
Auto Components (0.2%)
Bridgestone Corp.	600	18,464
Magna International, Inc.	900	28,721

		47,185

Automobiles (0.1%)
Toyota Motor Corp.	500	30,101

Hotels, Restaurants & Leisure (1.0%)
Compass Group plc	2,171	33,921
Marriott International, Inc., Class A	200	14,962
Restaurant Brands International, Inc.	400	16,119
Starbucks Corp.	2,100	138,054
Yum! Brands, Inc.	1,100	75,383

		278,439

Household Durables (0.9%)
DR Horton, Inc.	700	23,800
NVR, Inc.*	10	25,691
Panasonic Corp.	8,000	61,070
Sekisui Chemical Co. Ltd.	2,000	26,526
Sekisui House Ltd.	5,000	82,632
Sony Corp.	600	35,666

		255,385

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.	1,923	57,805

Multiline Retail (0.5%)
Dollar General Corp.	500	75,505
Wesfarmers Ltd.	2,747	59,154

		134,659

Specialty Retail (2.6%)
AutoZone, Inc.*	100	84,600
Home Depot, Inc. (The)	1,200	224,052
Industria de Diseno Textil SA	2,400	62,308
Lowe’s Cos., Inc.	1,000	86,050
O’Reilly Automotive, Inc.*	200	60,210
Ross Stores, Inc.	700	60,879
TJX Cos., Inc. (The)	2,600	124,306

		702,405

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	400	92,019
Gildan Activewear, Inc.	1,000	12,748
LVMH Moet Hennessy Louis Vuitton SE	200	74,239
NIKE, Inc., Class B	1,900	157,206

		336,212

Total Consumer Discretionary		1,842,191

Consumer Staples (12.5%)
Beverages (3.5%)
Asahi Group Holdings Ltd.	600	19,481
Brown-Forman Corp., Class B	500	27,755
Carlsberg A/S, Class B	200	22,703
Coca-Cola Co. (The)	7,100	314,175
Diageo plc	4,452	142,592
Heineken NV	900	75,328
Kirin Holdings Co. Ltd.	1,000	19,806
PepsiCo, Inc.	2,615	314,062
Pernod Ricard SA	200	28,448

		964,350

Food & Staples Retailing (2.3%)
Alimentation Couche-Tard, Inc., Class B	1,800	42,400
Costco Wholesale Corp.	900	256,617
Koninklijke Ahold Delhaize NV	1,000	23,403
Loblaw Cos. Ltd.	1,100	56,708
Metro, Inc.	700	28,308
Seven & i Holdings Co. Ltd.	900	29,720
Sysco Corp.	1,600	73,008
Walmart, Inc.	800	90,896
Woolworths Group Ltd.	2,300	50,255

		651,315

Food Products (2.4%)
Danone SA	386	24,895
General Mills, Inc.	1,600	84,432
Hershey Co. (The)	500	66,250
Kellogg Co.	1,000	59,990
Lamb Weston Holdings, Inc.	400	22,840
McCormick & Co., Inc. (Non-Voting)	300	42,363
Mondelez International, Inc., Class A	2,800	140,224
Mowi ASA	1,400	21,340
Nestle SA (Registered)	1,891	194,902

		657,236

Household Products (2.5%)
Church & Dwight Co., Inc.	1,000	64,180
Clorox Co. (The)	300	51,975
Henkel AG & Co. KGaA (Preference)(q)	503	41,019
Kimberly-Clark Corp.	1,500	191,805
Procter & Gamble Co. (The)	3,000	330,000

		678,979

Personal Products (1.8%)
Beiersdorf AG	450	45,789
Estee Lauder Cos., Inc. (The), Class A	500	79,670
Kao Corp.	900	73,691
L’Oreal SA	300	78,746
Unilever NV	3,000	147,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	1,400	$70,677

		496,383

Total Consumer Staples		3,448,263

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Chevron Corp.	800	57,968
Enbridge, Inc.	900	26,208
Eni SpA	2,100	21,232
Inpex Corp.	3,200	17,987
Neste OYJ	1,800	60,969
TOTAL SA	1,400	54,291

Total Energy		238,655

Financials (18.9%)
Banks (5.3%)
Aozora Bank Ltd.	1,200	22,880
Bank Hapoalim BM	6,000	36,070
Bank Leumi Le-Israel BM	6,000	33,175
Bank of America Corp.	3,900	82,797
Bank of Montreal	1,400	70,691
Bank of Nova Scotia (The)	2,700	110,260
Canadian Imperial Bank of Commerce	700	40,787
Citigroup, Inc.	1,100	46,332
Citizens Financial Group, Inc.	900	16,929
Commonwealth Bank of Australia	800	30,218
Hang Seng Bank Ltd.	2,100	35,781
JPMorgan Chase & Co.	500	45,015
M&T Bank Corp.	200	20,686
Mizrahi Tefahot Bank Ltd.	1,800	33,627
National Australia Bank Ltd.	1,700	17,971
National Bank of Canada	1,800	69,567
Oversea-Chinese Banking Corp. Ltd.	3,000	18,250
PNC Financial Services Group, Inc. (The)	1,100	105,292
Royal Bank of Canada	2,200	136,271
Skandinaviska Enskilda Banken AB, Class A	5,000	33,822
Svenska Handelsbanken AB, Class A*	6,000	50,245
Swedbank AB, Class A	3,200	35,734
Toronto-Dominion Bank (The)	4,800	204,067
United Overseas Bank Ltd.	2,000	27,389
US Bancorp	1,900	65,455
Westpac Banking Corp.	5,334	55,755

		1,445,066

Capital Markets (4.7%)
Ameriprise Financial, Inc.	400	40,992
ASX Ltd.	800	38,583
Bank of New York Mellon Corp. (The)	1,500	50,520
BlackRock, Inc.	300	131,991
CME Group, Inc.	800	138,328
Deutsche Boerse AG	560	76,926
FactSet Research Systems, Inc.	100	26,068
Hong Kong Exchanges & Clearing Ltd.	800	24,025
Intercontinental Exchange, Inc.	2,300	185,725
Moody’s Corp.	600	126,900
Morgan Stanley	1,500	51,000
MSCI, Inc.	200	57,792
Nasdaq, Inc.	400	37,980
Northern Trust Corp.	700	52,822
S&P Global, Inc.	700	171,535
T. Rowe Price Group, Inc.	800	78,120

		1,289,307

Consumer Finance (0.6%)
American Express Co.	1,600	136,976
Capital One Financial Corp.	800	40,336
Isracard Ltd.	297	795

		178,107

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	1,200	219,396

Insurance (7.5%)
Aflac, Inc.	2,600	89,024
Allianz SE (Registered)	802	138,250
Allstate Corp. (The)	1,300	119,249
Aon plc	1,000	165,040
Arthur J Gallagher & Co.	500	40,755
Assicurazioni Generali SpA	2,400	32,695
Baloise Holding AG (Registered)	161	21,132
Chubb Ltd.	1,400	156,366
Cincinnati Financial Corp.	300	22,635
Hannover Rueck SE	180	26,317
Hartford Financial Services Group, Inc. (The)	2,000	70,480
Insurance Australia Group Ltd.	5,068	19,748
Intact Financial Corp.	700	60,500
Legal & General Group plc	8,000	19,139
Loews Corp.	500	17,415
Manulife Financial Corp.	3,500	43,946
Markel Corp.*	30	27,837
Marsh & McLennan Cos., Inc.	2,200	190,212
MetLife, Inc.	1,200	36,684
MS&AD Insurance Group Holdings, Inc.	1,200	33,611
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	70,751
Power Corp. of Canada(x)	1,300	20,914
Progressive Corp. (The)	1,800	132,912
Sampo OYJ, Class A	1,900	55,574
Sompo Holdings, Inc.	500	15,466
Sun Life Financial, Inc.	3,000	96,504
Swiss Re AG(x)	416	32,075
Tokio Marine Holdings, Inc.	1,800	82,553
Willis Towers Watson plc	500	84,925
Zurich Insurance Group AG	380	134,884

		2,057,593

Total Financials		5,189,469

Health Care (14.1%)
Biotechnology (1.0%)
Amgen, Inc.	922	186,917
CSL Ltd.	476	86,348

		273,265

Health Care Equipment & Supplies (3.8%)
Abbott Laboratories	1,000	78,910
Baxter International, Inc.	1,000	81,190
Boston Scientific Corp.*	900	29,367
Cochlear Ltd.	268	30,789
Coloplast A/S, Class B	300	43,648
Edwards Lifesciences Corp.*	500	94,310
Hoya Corp.	500	42,529
IDEXX Laboratories, Inc.*	200	48,448
Koninklijke Philips NV	1,319	53,386
Medtronic plc	3,000	270,540
ResMed, Inc.	200	29,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	200	$27,994
Stryker Corp.	900	149,841
Terumo Corp.(x)	1,000	34,390
West Pharmaceutical Services, Inc.	200	30,450

		1,045,250

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	300	26,550
Anthem, Inc.	400	90,816
HCA Healthcare, Inc.	400	35,940
Henry Schein, Inc.*	500	25,260
Quest Diagnostics, Inc.	300	24,090
UnitedHealth Group, Inc.	900	224,442

		427,098

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	700	50,134
Mettler-Toledo International, Inc.*	100	69,051
Thermo Fisher Scientific, Inc.	300	85,080
Waters Corp.*	200	36,410

		240,675

Pharmaceuticals (6.9%)
Astellas Pharma, Inc.	3,900	60,373
Chugai Pharmaceutical Co. Ltd.	300	34,725
Eli Lilly & Co.	1,600	221,952
GlaxoSmithKline plc	2,800	52,521
Johnson & Johnson	2,400	314,712
Merck & Co., Inc.	3,600	276,984
Merck KGaA	300	31,108
Novartis AG (Registered)	834	68,926
Novo Nordisk A/S, Class B	2,691	162,325
Otsuka Holdings Co. Ltd.	500	19,575
Pfizer, Inc.	7,900	257,856
Roche Holding AG	590	191,817
Shionogi & Co. Ltd.	500	24,603
Zoetis, Inc.	1,600	188,304

		1,905,781

Total Health Care		3,892,069

Industrials (13.2%)
Aerospace & Defense (1.6%)
CAE, Inc.	1,500	18,962
General Dynamics Corp.	600	79,386
HEICO Corp.	200	14,922
Lockheed Martin Corp.	500	169,475
MTU Aero Engines AG	150	21,975
Northrop Grumman Corp.	300	90,765
Teledyne Technologies, Inc.*	100	29,727

		425,212

Air Freight & Logistics (0.7%)
Deutsche Post AG (Registered)	800	22,072
Expeditors International of Washington, Inc.	1,100	73,392
United Parcel Service, Inc., Class B	1,100	102,762

		198,226

Building Products (1.0%)
Allegion plc	300	27,606
Assa Abloy AB, Class B	1,600	30,248
Daikin Industries Ltd.	500	60,973
Geberit AG (Registered)	150	66,171
Johnson Controls International plc	1,900	51,224
Lennox International, Inc.	100	18,179
Masco Corp.	700	24,199

		278,600

Commercial Services & Supplies (1.1%)
Cintas Corp.	200	34,644
Copart, Inc.*	500	34,260
Republic Services, Inc.	500	37,530
Secom Co. Ltd.	800	66,514
Sohgo Security Services Co. Ltd.	600	29,232
Waste Management, Inc.	1,000	92,560

		294,740

Construction & Engineering (0.8%)
Kajima Corp.	3,200	32,841
Obayashi Corp.	5,100	43,688
Shimizu Corp.	3,200	25,028
Taisei Corp.	800	24,456
Vinci SA	600	49,647
WSP Global, Inc.	600	34,074

		209,734

Electrical Equipment (0.9%)
Eaton Corp. plc	1,000	77,690
Emerson Electric Co.	700	33,355
Legrand SA	300	19,278
Mitsubishi Electric Corp.	3,000	37,025
Rockwell Automation, Inc.	200	30,182
Schneider Electric SE	400	34,439

		231,969

Industrial Conglomerates (1.3%)
3M Co.	900	122,859
Honeywell International, Inc.	900	120,411
Roper Technologies, Inc.	200	62,362
Siemens AG (Registered)	720	61,969

		367,601

Machinery (1.7%)
Atlas Copco AB, Class A	1,800	60,494
Caterpillar, Inc.	600	69,624
Cummins, Inc.	400	54,128
Deere & Co.	500	69,080
IDEX Corp.	200	27,622
Illinois Tool Works, Inc.	600	85,272
Kone OYJ, Class B	1,000	56,759
Sandvik AB	2,000	28,403
Schindler Holding AG	120	26,376

		477,758

Marine (0.2%)
Kuehne + Nagel International AG (Registered)(x)	450	61,852

Professional Services (1.4%)
CoStar Group, Inc.*	100	58,721
Experian plc	1,000	27,838
IHS Markit Ltd.	1,200	72,000
Randstad NV*	400	14,132
Recruit Holdings Co. Ltd.	1,000	25,822
TransUnion	400	26,472
Verisk Analytics, Inc.	500	69,690
Wolters Kluwer NV	1,200	85,320

		379,995

Road & Rail (1.6%)
Canadian National Railway Co.	1,600	125,096
Central Japan Railway Co.	200	32,061
CSX Corp.	600	34,380
East Japan Railway Co.	1,100	83,352
Kintetsu Group Holdings Co. Ltd.	1,000	46,358
Odakyu Electric Railway Co. Ltd.(x)	2,000	43,962
Tokyu Corp.	2,000	31,505
Union Pacific Corp.	300	42,312

		439,026

Trading Companies & Distributors (0.8%)
Fastenal Co.	1,600	50,000
Ferguson plc	568	35,518
ITOCHU Corp.(x)	2,500	51,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.(x)	1,700	$23,681
Toyota Tsusho Corp.	1,700	40,024
WW Grainger, Inc.	100	24,850

		225,943

Transportation Infrastructure (0.1%)
Aena SME SA(m)	260	28,374

Total Industrials		3,619,030

Information Technology (13.9%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	3,797	149,260
Motorola Solutions, Inc.	200	26,584

		175,844

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	800	58,304
CDW Corp.	400	37,308
Keyence Corp.	200	64,543

		160,155

IT Services (5.2%)
Accenture plc, Class A	1,300	212,238
Amadeus IT Group SA	600	28,455
Automatic Data Processing, Inc.	1,500	205,020
Broadridge Financial Solutions, Inc.	300	28,449
CGI, Inc.*	1,300	70,381
Cognizant Technology Solutions Corp., Class A	1,000	46,470
Jack Henry & Associates, Inc.	300	46,572
Mastercard, Inc., Class A	800	193,248
Nomura Research Institute Ltd.	1,700	35,920
NTT Data Corp.	2,300	22,122
Paychex, Inc.	1,100	69,212
PayPal Holdings, Inc.*	1,165	111,537
VeriSign, Inc.*	300	54,027
Visa, Inc., Class A	1,900	306,128

		1,429,779

Semiconductors & Semiconductor Equipment (1.9%)
ASML Holding NV	459	121,984
Intel Corp.	4,300	232,716
Maxim Integrated Products, Inc.	700	34,027
Texas Instruments, Inc.	1,300	129,909

		518,636

Software (4.3%)
Adobe, Inc.*	600	190,944
ANSYS, Inc.*	200	46,494
Cadence Design Systems, Inc.*	500	33,020
Citrix Systems, Inc.	300	42,465
Intuit, Inc.	600	138,000
Microsoft Corp.	2,560	403,738
Oracle Corp.	2,900	140,157
SAP SE	1,280	147,012
Synopsys, Inc.*	300	38,637

		1,180,467

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	1,119	284,551
Canon, Inc.	1,900	41,497
FUJIFILM Holdings Corp.	600	30,116

		356,164

Total Information Technology		3,821,045

Materials (3.4%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	300	59,883
Akzo Nobel NV	916	60,388
Celanese Corp.	200	14,678
Chr Hansen Holding A/S	300	22,509
Ecolab, Inc.	1,200	186,996
Givaudan SA (Registered)	36	111,615
Koninklijke DSM NV	309	35,113
Linde plc	600	103,800
Novozymes A/S, Class B	400	18,240
PPG Industries, Inc.	700	58,520
Sherwin-Williams Co. (The)	200	91,904
Symrise AG	500	47,353

		810,999

Containers & Packaging (0.1%)
Ball Corp.	600	38,796

Metals & Mining (0.3%)
BHP Group Ltd.	2,931	53,286
Rio Tinto Ltd.	478	25,302

		78,588

Total Materials		928,383

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
American Tower Corp. (REIT)	300	65,325
AvalonBay Communities, Inc. (REIT)	600	88,302
CapitaLand Commercial Trust (REIT)	27,001	29,086
CapitaLand Mall Trust (REIT)	22,000	27,727
Dexus (REIT)	6,439	36,755
Equity LifeStyle Properties, Inc. (REIT)	400	22,992
Equity Residential (REIT)	1,200	74,052
Federal Realty Investment Trust (REIT)	200	14,922
First Capital REIT (REIT)	1,900	18,402
Goodman Group (REIT)	6,600	50,420
GPT Group (The) (REIT)	15,408	35,114
H&R REIT (REIT)	1,500	9,518
Japan Retail Fund Investment Corp. (REIT)	13	14,680
Mirvac Group (REIT)	22,500	29,779
Orix JREIT, Inc. (REIT)	19	24,950
Prologis, Inc. (REIT)	1,500	120,555
Public Storage (REIT)	300	59,583
Regency Centers Corp. (REIT)	500	19,215
Simon Property Group, Inc. (REIT)	800	43,888
United Urban Investment Corp. (REIT)	15	14,883
Welltower, Inc. (REIT)	800	36,624

		836,772

Real Estate Management & Development (0.9%)
CapitaLand Ltd.	18,600	37,130
CBRE Group, Inc., Class A*	700	26,397
Daito Trust Construction Co. Ltd.	200	18,654
Daiwa House Industry Co. Ltd.	1,000	24,767
Mitsubishi Estate Co. Ltd.	2,000	29,483
Mitsui Fudosan Co. Ltd.	1,000	17,296
Swiss Prime Site AG (Registered)	887	87,070

		240,797

Total Real Estate		1,077,569

Utilities (5.5%)
Electric Utilities (2.3%)
Chubu Electric Power Co., Inc.	3,900	54,981
Enel SpA	10,720	74,616
Eversource Energy	1,700	132,957
Iberdrola SA	16,861	166,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Red Electrica Corp. SA	5,379	$96,858
Terna Rete Elettrica Nazionale SpA	15,559	98,598

		624,495

Gas Utilities (0.8%)
Atmos Energy Corp.	900	89,307
Hong Kong & China Gas Co. Ltd.	21,296	35,021
Naturgy Energy Group SA(x)	1,970	34,875
Snam SpA	6,000	27,712
Tokyo Gas Co. Ltd.	2,000	47,384

		234,299

Multi-Utilities (1.8%)
CenterPoint Energy, Inc.	1,800	27,810
CMS Energy Corp.	1,300	76,375
Consolidated Edison, Inc.	1,500	117,000
Engie SA	1,600	16,550
National Grid plc	3,500	41,022
Public Service Enterprise Group, Inc.	1,400	62,874
Sempra Energy	1,300	146,887

		488,518

Water Utilities (0.6%)
American Water Works Co., Inc.	1,200	143,472
Severn Trent plc	1,200	33,845

		177,317

Total Utilities		1,524,629

Total Common Stocks (98.8%) (Cost $26,672,636)		27,182,182

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $17,436, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $17,785.(xx)	$17,436	17,436
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $128,185, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $130,749.(xx)	128,185	128,185

Total Repurchase Agreements		145,621

Total Short-Term Investments (0.5%) (Cost $145,621)		145,621

Total Investments in Securities (99.3%) (Cost $26,818,257)		27,327,803

Other Assets Less Liabilities (0.7%)		204,915

Net Assets (100%)		$27,532,718

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $28,374 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $264,049. This was collateralized by $131,688 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/9/20-2/15/49 and by cash of $145,621 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Canada	5.7
Denmark	1.0
Finland	0.6
France	1.4
Germany	3.5
Hong Kong	0.3
Israel	0.4
Italy	0.9
Japan	7.9
Netherlands	1.7
Norway	0.3
Singapore	0.5
Spain	1.5
Sweden	1.0
Switzerland	4.0
United Kingdom	2.4
United States	63.9
Cash and Other	0.7

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,020,765	$580,114	$—	$1,600,879
Consumer Discretionary	1,266,091	576,100	—	1,842,191
Consumer Staples	2,337,658	1,110,605	—	3,448,263
Energy	84,176	154,479	—	238,655
Financials	3,936,028	1,253,441	—	5,189,469
Health Care	2,955,006	937,063	—	3,892,069
Industrials	2,189,773	1,429,257	—	3,619,030
Information Technology	3,329,396	491,649	—	3,821,045
Materials	554,577	373,806	—	928,383
Real Estate	599,775	477,794	—	1,077,569
Utilities	796,682	727,947	—	1,524,629
Short-Term Investments
Repurchase Agreements	—	145,621	—	145,621

Total Assets	$19,069,927	$8,257,876	$—	$27,327,803

Total Liabilities	$—	$—	$—	$—

Total	$19,069,927	$8,257,876	$—	$27,327,803

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,254,238
Aggregate gross unrealized depreciation	(2,769,693)

Net unrealized appreciation	$484,545

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,843,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.2%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	11,624	$109,963
Verizon Communications, Inc.	48,547	2,608,430

		2,718,393

Entertainment (1.5%)
Walt Disney Co. (The)	21,133	2,041,448

Interactive Media & Services (9.4%)
Alphabet, Inc., Class A*	3,513	4,081,930
Alphabet, Inc., Class C*	3,629	4,219,838
Facebook, Inc., Class A*	28,229	4,708,597

		13,010,365

Media (0.3%)
Discovery, Inc., Class A*	1,873	36,411
Discovery, Inc., Class C*	4,273	74,949
John Wiley & Sons, Inc., Class A	555	20,807
Liberty Global plc, Class A*	1,935	31,947
Liberty Global plc, Class C*	4,938	77,576
New York Times Co. (The), Class A	1,764	54,172
Omnicom Group, Inc.	2,500	137,250
Scholastic Corp.	385	9,814

		442,926

Wireless Telecommunication Services (0.0%)
Sprint Corp.*	9,505	81,933

Total Communication Services		18,295,065

Consumer Discretionary (8.2%)
Auto Components (0.2%)
Aptiv plc	3,024	148,902
Autoliv, Inc.	979	45,044
BorgWarner, Inc.	2,487	60,608

		254,554

Automobiles (0.6%)
Harley-Davidson, Inc.	1,861	35,229
Tesla, Inc.*	1,583	829,492

		864,721

Distributors (0.1%)
LKQ Corp.*	3,630	74,451
Pool Corp.	474	93,269

		167,720

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,955	59,011
Choice Hotels International, Inc.	403	24,684
Darden Restaurants, Inc.	1,452	79,076
Domino’s Pizza, Inc.	460	149,072
Hilton Worldwide Holdings, Inc.	3,175	216,662
Jack in the Box, Inc.	252	8,833
Marriott International, Inc., Class A	3,252	243,282
McDonald’s Corp.	8,832	1,460,371
Royal Caribbean Cruises Ltd.	2,070	66,592
Starbucks Corp.	13,814	908,132
Vail Resorts, Inc.	478	70,606

		3,286,321

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	383	3,914
Garmin Ltd.	1,576	118,137
La-Z-Boy, Inc.	547	11,241
Meritage Homes Corp.*	417	15,225
Mohawk Industries, Inc.*	721	54,969
Newell Brands, Inc.	4,754	63,133
Tupperware Brands Corp.(x)	647	1,048
Whirlpool Corp.	749	64,264

		331,931

Internet & Direct Marketing Retail (0.5%)
Booking Holdings, Inc.*	489	657,861

Leisure Products (0.1%)
Callaway Golf Co.	903	9,229
Hasbro, Inc.	1,546	110,616
Mattel, Inc.(x)*	4,128	36,368

		156,213

Multiline Retail (0.0%)
Kohl’s Corp.	1,798	26,233
Nordstrom, Inc.(x)	1,271	19,497

		45,730

Specialty Retail (2.8%)
AutoNation, Inc.*	599	16,808
Best Buy Co., Inc.	2,720	155,040
Buckle, Inc. (The)(x)	330	4,524
Caleres, Inc.	572	2,974
CarMax, Inc.*	1,948	104,861
Foot Locker, Inc.	1,274	28,092
GameStop Corp., Class A(x)*	1,036	3,626
Gap, Inc. (The)	2,690	18,938
Home Depot, Inc. (The)	12,793	2,388,581
Lowe’s Cos., Inc.	9,035	777,462
Office Depot, Inc.	6,474	10,617
Signet Jewelers Ltd.	653	4,212
Tiffany & Co.	1,279	165,631
Tractor Supply Co.	1,402	118,539
Ulta Beauty, Inc.*	662	116,313

		3,916,218

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	1,805	19,476
Columbia Sportswear Co.	318	22,187
Deckers Outdoor Corp.*	331	44,354
Hanesbrands, Inc.(x)	4,203	33,078
NIKE, Inc., Class B	14,603	1,208,252
PVH Corp.	878	33,048
Under Armour, Inc., Class A*	2,229	20,529
Under Armour, Inc., Class C*	2,145	17,289
VF Corp.	3,931	212,588
Wolverine World Wide, Inc.	958	14,561

		1,625,362

Total Consumer Discretionary		11,306,631

Consumer Staples (8.9%)
Beverages (2.9%)
Coca-Cola Co. (The)	47,762	2,113,468
PepsiCo, Inc.	16,375	1,966,638

		4,080,106

Food & Staples Retailing (0.4%)
Kroger Co. (The)	9,324	280,839
Sysco Corp.	5,627	256,760
United Natural Foods, Inc.*	686	6,297

		543,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (2.0%)
Archer-Daniels-Midland Co.	6,468	$227,544
Bunge Ltd.	1,678	68,848
Campbell Soup Co.	1,960	90,474
Darling Ingredients, Inc.*	1,955	37,477
General Mills, Inc.	7,060	372,556
Hain Celestial Group, Inc. (The)*	1,112	28,879
Hormel Foods Corp.	3,479	162,261
Ingredion, Inc.	785	59,267
JM Smucker Co. (The)	1,351	149,961
Kellogg Co.	3,031	181,830
Kraft Heinz Co. (The)	7,734	191,339
Lamb Weston Holdings, Inc.	1,730	98,783
McCormick & Co., Inc. (Non-Voting)	1,434	202,495
Mondelez International, Inc., Class A	16,857	844,199

		2,715,913

Household Products (3.3%)
Clorox Co. (The)	1,487	257,623
Colgate-Palmolive Co.	9,577	635,530
Kimberly-Clark Corp.	4,026	514,804
Procter & Gamble Co. (The)	29,266	3,219,260

		4,627,217

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,610	415,878

Total Consumer Staples		12,383,010

Energy (1.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	7,629	80,104
Core Laboratories NV(x)	556	5,749
National Oilwell Varco, Inc.	4,504	44,274
Schlumberger Ltd.	16,222	218,835
TechnipFMC plc	5,092	34,320

		383,282

Oil, Gas & Consumable Fuels (1.3%)
Apache Corp.	4,443	18,572
Cheniere Energy, Inc.*	2,614	87,569
ConocoPhillips	12,898	397,258
Denbury Resources, Inc.(x)*	5,843	1,079
Devon Energy Corp.	4,550	31,440
EQT Corp.	3,187	22,532
Hess Corp.	3,249	108,192
Marathon Oil Corp.	9,476	31,176
Marathon Petroleum Corp.	7,692	181,685
Noble Energy, Inc.	5,666	34,223
Occidental Petroleum Corp.(x)	10,582	122,540
ONEOK, Inc.	4,893	106,716
Phillips 66	5,198	278,873
Pioneer Natural Resources Co.	1,922	134,828
QEP Resources, Inc.	3,066	1,026
Southwestern Energy Co.(x)*	5,980	10,106
Valero Energy Corp.	4,751	215,505

		1,783,320

Total Energy		2,166,602

Financials (8.2%)
Banks (1.5%)
Bank of Hawaii Corp.	466	25,742
Cathay General Bancorp	575	13,196
CIT Group, Inc.	1,090	18,813
Citizens Financial Group, Inc.	5,150	96,872
Comerica, Inc.	1,708	50,113
First Republic Bank	1,948	160,281
Heartland Financial USA, Inc.	419	12,654
International Bancshares Corp.	656	17,633
KeyCorp	11,328	117,471
M&T Bank Corp.	1,485	153,594
Old National Bancorp	1,717	22,647
People’s United Financial, Inc.	5,292	58,477
PNC Financial Services Group, Inc. (The)‡	5,147	492,671
Regions Financial Corp.	11,427	102,500
Signature Bank	643	51,691
SVB Financial Group*	611	92,310
Truist Financial Corp.	15,774	486,470
Umpqua Holdings Corp.	2,348	25,593
Zions Bancorp NA	2,019	54,028

		2,052,756

Capital Markets (3.6%)
Ameriprise Financial, Inc.	1,501	153,823
Bank of New York Mellon Corp. (The)	9,663	325,450
BlackRock, Inc.‡	1,360	598,359
Charles Schwab Corp. (The)	13,553	455,652
CME Group, Inc.	4,219	729,507
E*TRADE Financial Corp.	2,676	91,840
FactSet Research Systems, Inc.	435	113,396
Franklin Resources, Inc.(x)	3,540	59,083
Intercontinental Exchange, Inc.	6,544	528,428
Invesco Ltd.	4,570	41,496
Legg Mason, Inc.	1,028	50,218
Moody’s Corp.	1,980	418,770
Northern Trust Corp.	2,305	173,935
S&P Global, Inc.	2,874	704,274
State Street Corp.	4,204	223,947
T. Rowe Price Group, Inc.	2,713	264,924
TD Ameritrade Holding Corp.	3,202	110,981

		5,044,083

Consumer Finance (0.6%)
Ally Financial, Inc.	4,502	64,964
American Express Co.	8,182	700,461

		765,425

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,962	71,701
Voya Financial, Inc.	1,597	64,758

		136,459

Insurance (2.4%)
Allstate Corp. (The)	3,794	348,024
Arthur J Gallagher & Co.	2,152	175,409
Chubb Ltd.	5,335	595,866
Hartford Financial Services Group, Inc. (The)	4,270	150,475
Lincoln National Corp.	2,349	61,826
Loews Corp.	3,171	110,446
Marsh & McLennan Cos., Inc.	5,924	512,189
Principal Financial Group, Inc.	3,289	103,077
Progressive Corp. (The)	6,863	506,764
Prudential Financial, Inc.	4,700	245,058
Travelers Cos., Inc. (The)	3,009	298,944
Willis Towers Watson plc	1,495	253,926

		3,362,004

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,597	52,556

Total Financials		11,413,283

Health Care (11.8%)
Biotechnology (3.9%)
AbbVie, Inc.	17,344	1,321,439
Amgen, Inc.	6,962	1,411,406
Biogen, Inc.*	2,123	671,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BioMarin Pharmaceutical, Inc.*	2,128	$179,816
Gilead Sciences, Inc.	14,831	1,108,766
Vertex Pharmaceuticals, Inc.*	3,021	718,847

		5,411,949

Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	535	77,660
Align Technology, Inc.*	887	154,294
Becton Dickinson and Co.	3,184	731,588
Cooper Cos., Inc. (The)	587	161,818
Dentsply Sirona, Inc.	2,635	102,317
Edwards Lifesciences Corp.*	2,448	461,742
Hologic, Inc.*	3,060	107,406
IDEXX Laboratories, Inc.*	997	241,513
ResMed, Inc.	1,703	250,835
Varian Medical Systems, Inc.*	1,082	111,078
West Pharmaceutical Services, Inc.	877	133,523

		2,533,774

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	1,830	161,955
Cardinal Health, Inc.	3,465	166,112
Centene Corp.*	6,814	404,820
Cigna Corp.	4,394	778,529
HCA Healthcare, Inc.	3,177	285,453
Henry Schein, Inc.*	1,741	87,955
Humana, Inc.	1,554	487,987
Laboratory Corp. of America Holdings*	1,150	145,349
MEDNAX, Inc.*	946	11,011
Patterson Cos., Inc.	1,019	15,581
Quest Diagnostics, Inc.	1,547	124,224
Select Medical Holdings Corp.*	1,353	20,295

		2,689,271

Health Care Technology (0.2%)
Cerner Corp.	3,644	229,536

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	3,666	262,559
Bio-Techne Corp.	451	85,519
IQVIA Holdings, Inc.*	1,920	207,091
Mettler-Toledo International, Inc.*	281	194,033
Waters Corp.*	733	133,443

		882,645

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	27,492	1,532,404
Jazz Pharmaceuticals plc*	670	66,826
Merck & Co., Inc.	29,889	2,299,660
Zoetis, Inc.	5,563	654,709

		4,553,599

Total Health Care		16,300,774

Industrials (8.4%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	29,506

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	1,602	106,053
Echo Global Logistics, Inc.*	316	5,397
Expeditors International of Washington, Inc.	2,017	134,574
United Parcel Service, Inc., Class B	8,190	765,110

		1,011,134

Airlines (0.1%)
Delta Air Lines, Inc.	1,915	54,635
Southwest Airlines Co.	1,559	55,516

		110,151

Building Products (0.7%)
Allegion plc	1,101	101,314
AO Smith Corp.	1,624	61,403
Builders FirstSource, Inc.*	1,372	16,779
Fortune Brands Home & Security, Inc.	1,648	71,276
Johnson Controls International plc	8,973	241,912
Lennox International, Inc.	411	74,716
Masco Corp.	3,366	116,363
Owens Corning	1,302	50,531
Trane Technologies plc	2,838	234,390

		968,684

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	5,419
Copart, Inc.*	2,478	169,792
Deluxe Corp.	487	12,628
HNI Corp.	507	12,771
Interface, Inc.	734	5,549
Knoll, Inc.	630	6,502
RR Donnelley & Sons Co.	1,015	973
Steelcase, Inc., Class A	1,047	10,334
Team, Inc.*	362	2,353
Tetra Tech, Inc.	638	45,055

		271,376

Construction & Engineering (0.1%)
EMCOR Group, Inc.	663	40,655
Granite Construction, Inc.	585	8,881
Quanta Services, Inc.	1,670	52,989

		102,525

Electrical Equipment (0.5%)
Acuity Brands, Inc.	480	41,117
Eaton Corp. plc	4,836	375,709
Rockwell Automation, Inc.	1,343	202,672
Sensata Technologies Holding plc*	1,882	54,446

		673,944

Industrial Conglomerates (1.0%)
3M Co.	6,736	919,531
Roper Technologies, Inc.	1,219	380,097

		1,299,628

Machinery (2.6%)
AGCO Corp.	742	35,060
Caterpillar, Inc.	6,449	748,342
Cummins, Inc.	1,692	228,961
Deere & Co.	3,514	485,494
Dover Corp.	1,661	139,424
Flowserve Corp.	1,548	36,982
Fortive Corp.	3,580	197,580
Graco, Inc.	1,976	96,291
Illinois Tool Works, Inc.	3,774	536,361
Lincoln Electric Holdings, Inc.(x)	625	43,125
Meritor, Inc.*	833	11,037
Middleby Corp. (The)*	660	37,541
PACCAR, Inc.	4,015	245,437
Parker-Hannifin Corp.	1,496	194,076
Snap-on, Inc.	650	70,733
Stanley Black & Decker, Inc.	1,801	180,100
Tennant Co.	227	13,155
Timken Co. (The)	772	24,967
WABCO Holdings, Inc.*	608	82,110
Westinghouse Air Brake Technologies Corp.	2,157	103,816
Xylem, Inc.	2,133	138,922

		3,649,514

Professional Services (0.4%)
ASGN, Inc.*	608	21,475
Exponent, Inc.	596	42,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Heidrick & Struggles International, Inc.	257	$5,782
ICF International, Inc.	240	16,488
IHS Markit Ltd.	4,446	266,760
Kelly Services, Inc., Class A	381	4,835
ManpowerGroup, Inc.	706	37,411
Resources Connection, Inc.	406	4,454
Robert Half International, Inc.	1,375	51,906
TransUnion	2,178	144,140
TrueBlue, Inc.*	492	6,278

		602,387

Road & Rail (1.7%)
AMERCO	105	30,508
ArcBest Corp.	182	3,189
Avis Budget Group, Inc.(x)*	735	10,217
CSX Corp.	8,681	497,421
Hertz Global Holdings, Inc.*	1,069	6,606
Kansas City Southern	1,130	143,713
Norfolk Southern Corp.	3,062	447,052
Ryder System, Inc.	667	17,636
Union Pacific Corp.	8,137	1,147,642

		2,303,984

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,268	28,074
Applied Industrial Technologies, Inc.	474	21,671
Fastenal Co.	6,794	212,312
H&E Equipment Services, Inc.	391	5,740
HD Supply Holdings, Inc.*	1,965	55,865
United Rentals, Inc.*	890	91,581
WW Grainger, Inc.	542	134,687

		549,930

Total Industrials		11,572,763

Information Technology (30.3%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	49,744	1,955,437
CommScope Holding Co., Inc.*	2,432	22,155
F5 Networks, Inc.*	722	76,987
Motorola Solutions, Inc.	2,007	266,770
Plantronics, Inc.(x)	435	4,376

		2,325,725

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	2,024	85,453
Corning, Inc.	8,880	182,395
Flex Ltd.*	6,123	51,280
Itron, Inc.*	415	23,170
Keysight Technologies, Inc.*	2,161	180,833
TE Connectivity Ltd.	3,904	245,874
Trimble, Inc.*	2,951	93,930

		862,935

IT Services (6.7%)
Accenture plc, Class A	7,447	1,215,797
Automatic Data Processing, Inc.	5,055	690,917
Cognizant Technology Solutions Corp., Class A	6,406	297,687
International Business Machines Corp.	10,384	1,151,897
Mastercard, Inc., Class A	10,524	2,542,177
Visa, Inc., Class A	20,088	3,236,579
Western Union Co. (The)	4,967	90,052

		9,225,106

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	12,416	564,680
Analog Devices, Inc.	4,307	386,123
Applied Materials, Inc.	10,848	497,055
Intel Corp.	51,026	2,761,527
Lam Research Corp.	1,703	408,720
Microchip Technology, Inc.	2,831	191,942
NVIDIA Corp.	6,817	1,796,961
Skyworks Solutions, Inc.	1,995	178,313
Texas Instruments, Inc.	10,968	1,096,032

		7,881,353

Software (15.2%)
Adobe, Inc.*	5,673	1,805,375
ANSYS, Inc.*	978	227,356
Autodesk, Inc.*	2,575	401,957
Cadence Design Systems, Inc.*	3,324	219,517
Citrix Systems, Inc.	1,543	218,412
Fortinet, Inc.*	1,722	174,215
Intuit, Inc.	3,066	705,180
Microsoft Corp.	85,018	13,408,189
NortonLifeLock, Inc.	7,445	139,296
Oracle Corp.	26,946	1,302,300
salesforce.com, Inc.*	9,765	1,405,965
ServiceNow, Inc.*	2,220	636,208
Teradata Corp.*	1,333	27,313
VMware, Inc., Class A*	973	117,830
Workday, Inc., Class A*	1,905	248,069

		21,037,182

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	1,883	74,473
Hewlett Packard Enterprise Co.	15,329	148,844
HP, Inc.	17,269	299,790
Xerox Holdings Corp.	2,305	43,657

		566,764

Total Information Technology		41,899,065

Materials (3.1%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	2,590	516,990
Albemarle Corp.	1,264	71,252
Axalta Coating Systems Ltd.*	2,536	43,797
Ecolab, Inc.	3,047	474,814
HB Fuller Co.	514	14,356
International Flavors & Fragrances, Inc.(x)	1,202	122,700
Linde plc	6,292	1,088,516
Minerals Technologies, Inc.	355	12,872
Mosaic Co. (The)	4,263	46,126
PPG Industries, Inc.	2,748	229,733
Sherwin-Williams Co. (The)	974	447,572

		3,068,728

Containers & Packaging (0.5%)
Amcor plc	19,193	155,847
Avery Dennison Corp.	989	100,749
Ball Corp.	3,681	238,013
Sealed Air Corp.	1,856	45,862
Sonoco Products Co.	1,176	54,508

		594,979

Metals & Mining (0.4%)
Compass Minerals International, Inc.	398	15,311
Newmont Corp.	9,598	434,597
Nucor Corp.	3,592	129,384
Schnitzer Steel Industries, Inc., Class A	317	4,134

		583,426

Paper & Forest Products (0.0%)
Domtar Corp.	678	14,672

Total Materials		4,261,805

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	5,200	1,132,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	1,654	$243,419
Boston Properties, Inc. (REIT)	1,795	165,553
Corporate Office Properties Trust (REIT)	1,328	29,389
Digital Realty Trust, Inc. (REIT)	3,071	426,593
Duke Realty Corp. (REIT)	4,292	138,975
Equinix, Inc. (REIT)	1,002	625,819
Equity Residential (REIT)	4,328	267,081
Federal Realty Investment Trust (REIT)	885	66,030
Healthpeak Properties, Inc. (REIT)	5,863	139,833
Host Hotels & Resorts, Inc. (REIT)	8,496	93,796
Iron Mountain, Inc. (REIT)	3,402	80,968
Macerich Co. (The) (REIT)(x)	1,147	6,458
PotlatchDeltic Corp. (REIT)	737	23,134
Prologis, Inc. (REIT)	8,630	693,593
SBA Communications Corp. (REIT)	1,317	355,550
Simon Property Group, Inc. (REIT)	3,590	196,947
UDR, Inc. (REIT)	3,472	126,867
Vornado Realty Trust (REIT)	2,035	73,687
Weyerhaeuser Co. (REIT)	8,734	148,041

		5,034,033

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	3,655	137,830
Jones Lang LaSalle, Inc.	620	62,608
Realogy Holdings Corp.(x)	1,355	4,078

		204,516

Total Real Estate		5,238,549

Utilities (2.2%)
Electric Utilities (0.7%)
Alliant Energy Corp.	2,898	139,945
Eversource Energy	3,835	299,935
FirstEnergy Corp.	6,401	256,488
OGE Energy Corp.	2,371	72,861
PPL Corp.	8,565	211,384

		980,613

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,068	36,280
Northwest Natural Holding Co.	324	20,007
UGI Corp.	2,357	62,861

		119,148

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	7,865	106,964
Ormat Technologies, Inc.	429	29,026

		135,990

Multi-Utilities (1.1%)
Avista Corp.	736	31,273
CenterPoint Energy, Inc.	5,837	90,182
CMS Energy Corp.	3,378	198,457
Consolidated Edison, Inc.	3,878	302,484
MDU Resources Group, Inc.	2,355	50,632
NiSource, Inc.	4,340	108,370
Sempra Energy	3,291	371,850
WEC Energy Group, Inc.	3,682	324,495

		1,477,743

Water Utilities (0.2%)
American Water Works Co., Inc.	2,142	256,097
Essential Utilities, Inc.	2,557	104,070

		360,167

Total Utilities		3,073,661

Total Common Stocks (99.7%) (Cost $101,653,762)		137,911,208

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $15,088, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $15,390.(xx)	$15,088	$15,088
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $162,818, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $166,074.(xx)	162,818	162,818

Total Repurchase Agreements		177,906

Total Short-Term Investments (0.1%) (Cost $177,906)		177,906

Total Investments in Securities (99.8%) (Cost $101,831,668)		138,089,114
Other Assets Less Liabilities (0.2%)		219,871

Net Assets (100%)		$138,308,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $387,187. This was collateralized by $173,316 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $177,906 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,147	895,524	—	(65,279)	13,145	(350,719)	492,671	6,371	—
Capital Markets
BlackRock, Inc.	1,360	732,434	—	(48,864)	11,057	(96,268)	598,359	4,937	—
Diversified Financial Services
Equitable Holdings, Inc.(a)	4,962	131,458	—	(8,010)	(552)	(51,195)	71,701	744	—

Total		1,759,416	—	(122,153)	23,650	(498,182)	1,162,731	12,052	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,295,065	$—	$—	$18,295,065
Consumer Discretionary	11,306,631	—	—	11,306,631
Consumer Staples	12,383,010	—	—	12,383,010
Energy	2,166,602	—	—	2,166,602
Financials	11,413,283	—	—	11,413,283
Health Care	16,300,774	—	—	16,300,774
Industrials	11,572,763	—	—	11,572,763
Information Technology	41,899,065	—	—	41,899,065
Materials	4,261,805	—	—	4,261,805
Real Estate	5,238,549	—	—	5,238,549
Utilities	3,073,661	—	—	3,073,661
Short-Term Investments
Repurchase Agreements	—	177,906	—	177,906

Total Assets	$137,911,208	$177,906	$—	$138,089,114

Total Liabilities	$—	$—	$—	$—

Total	$137,911,208	$177,906	$—	$138,089,114

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,894,131
Aggregate gross unrealized depreciation	(12,575,721)

Net unrealized appreciation	$36,318,410

Federal income tax cost of investments in securities and derivative instruments, if applicable	$101,770,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	783,446	$22,837,451
CenturyLink, Inc.	105,122	994,454
Verizon Communications, Inc.	443,507	23,829,631

		47,661,536

Entertainment (1.7%)
Activision Blizzard, Inc.*	82,339	4,897,524
Electronic Arts, Inc.*	31,340	3,139,328
Live Nation Entertainment, Inc.*	14,663	666,580
Netflix, Inc.*	47,015	17,654,132
Take-Two Interactive Software, Inc.*	12,180	1,444,670
Walt Disney Co. (The)	193,280	18,670,848

		46,473,082

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	32,144	37,349,721
Alphabet, Inc., Class C*	32,078	37,300,619
Facebook, Inc., Class A*	258,118	43,054,083
Twitter, Inc.*	83,272	2,045,160

		119,749,583

Media (1.1%)
Charter Communications, Inc., Class A*	16,854	7,353,569
Comcast Corp., Class A	486,775	16,735,324
Discovery, Inc., Class A(x)*	18,573	361,059
Discovery, Inc., Class C*	34,130	598,640
DISH Network Corp., Class A*	27,688	553,483
Fox Corp., Class A	37,601	888,511
Fox Corp., Class B	17,786	406,944
Interpublic Group of Cos., Inc. (The)	41,061	664,778
News Corp., Class A	42,222	378,942
News Corp., Class B	14,302	128,575
Omnicom Group, Inc.	23,563	1,293,609
ViacomCBS, Inc.	58,685	822,177

		30,185,611

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	33,943	2,847,818

Total Communication Services		246,917,630

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Aptiv plc	27,285	1,343,513
BorgWarner, Inc.	21,927	534,361

		1,877,874

Automobiles (0.2%)
Ford Motor Co.	418,506	2,021,384
General Motors Co.	135,085	2,807,066
Harley-Davidson, Inc.	15,889	300,779

		5,129,229

Distributors (0.1%)
Genuine Parts Co.	15,820	1,065,161
LKQ Corp.*	32,312	662,719

		1,727,880

Diversified Consumer Services (0.0%)
H&R Block, Inc.	19,761	278,235

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.(x)	42,948	565,625
Chipotle Mexican Grill, Inc.*	2,736	1,790,438
Darden Restaurants, Inc.	13,221	720,016
Hilton Worldwide Holdings, Inc.	30,176	2,059,210
Las Vegas Sands Corp.	36,089	1,532,700
Marriott International, Inc., Class A	28,999	2,169,415
McDonald’s Corp.	80,816	13,362,926
MGM Resorts International	54,764	646,215
Norwegian Cruise Line Holdings Ltd.*	22,965	251,696
Royal Caribbean Cruises Ltd.	18,403	592,025
Starbucks Corp.	126,643	8,325,511
Wynn Resorts Ltd.(x)	10,311	620,619
Yum! Brands, Inc.	32,391	2,219,755

		34,856,151

Household Durables (0.3%)
DR Horton, Inc.	35,750	1,215,500
Garmin Ltd.	15,313	1,147,863
Leggett & Platt, Inc.	14,315	381,924
Lennar Corp., Class A	30,202	1,153,716
Mohawk Industries, Inc.*	6,228	474,823
Newell Brands, Inc.	39,760	528,013
NVR, Inc.*	382	981,400
PulteGroup, Inc.	27,768	619,782
Whirlpool Corp.	6,798	583,268

		7,086,289

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	44,689	87,131,037
Booking Holdings, Inc.*	4,531	6,095,645
eBay, Inc.	82,058	2,466,663
Expedia Group, Inc.	15,063	847,595

		96,540,940

Leisure Products (0.0%)
Hasbro, Inc.	13,465	963,421

Multiline Retail (0.4%)
Dollar General Corp.	27,317	4,125,140
Dollar Tree, Inc.*	25,382	1,864,815
Kohl’s Corp.	16,279	237,511
Macy’s, Inc.(x)	31,556	154,940
Nordstrom, Inc.(x)	10,745	164,828
Target Corp.	54,377	5,055,430

		11,602,664

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	7,494	699,340
AutoZone, Inc.*	2,625	2,220,750
Best Buy Co., Inc.(x)	23,995	1,367,715
CarMax, Inc.*	17,659	950,584
Gap, Inc. (The)	22,417	157,816
Home Depot, Inc. (The)	117,072	21,858,513
L Brands, Inc.	25,406	293,693
Lowe’s Cos., Inc.	82,184	7,071,933
O’Reilly Automotive, Inc.*	8,122	2,445,128
Ross Stores, Inc.	38,842	3,378,089
Tiffany & Co.	11,456	1,483,552
TJX Cos., Inc. (The)	130,270	6,228,209
Tractor Supply Co.	12,475	1,054,761
Ulta Beauty, Inc.*	6,182	1,086,178

		50,296,261

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	16,642	179,567
Hanesbrands, Inc.(x)	38,535	303,270
NIKE, Inc., Class B	133,678	11,060,518
PVH Corp.	7,970	299,991
Ralph Lauren Corp.(x)	5,354	357,808
Tapestry, Inc.	30,477	394,677
Under Armour, Inc., Class A*	20,114	185,250
Under Armour, Inc., Class C*	20,443	164,771
VF Corp.	35,062	1,896,153

		14,842,005

Total Consumer Discretionary		225,200,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.6%)
Beverages (1.6%)
Brown-Forman Corp., Class B	19,999	$1,110,145
Coca-Cola Co. (The)	413,472	18,296,136
Constellation Brands, Inc., Class A	18,018	2,583,061
Molson Coors Beverage Co., Class B	19,744	770,213
Monster Beverage Corp.*	40,904	2,301,259
PepsiCo, Inc.	149,581	17,964,678

		43,025,492

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	47,403	13,516,017
Kroger Co. (The)	85,999	2,590,290
Sysco Corp.	54,670	2,494,592
Walgreens Boots Alliance, Inc.	80,457	3,680,908
Walmart, Inc.	152,215	17,294,668

		39,576,475

Food Products (1.0%)
Archer-Daniels-Midland Co.	59,643	2,098,241
Campbell Soup Co.	18,088	834,942
Conagra Brands, Inc.	52,505	1,540,497
General Mills, Inc.	64,798	3,419,390
Hershey Co. (The)	15,871	2,102,908
Hormel Foods Corp.	29,800	1,389,872
JM Smucker Co. (The)	11,954	1,326,894
Kellogg Co.	26,695	1,601,433
Kraft Heinz Co. (The)	66,802	1,652,682
Lamb Weston Holdings, Inc.	15,973	912,058
McCormick & Co., Inc. (Non-Voting)	13,261	1,872,586
Mondelez International, Inc., Class A	154,363	7,730,499
Tyson Foods, Inc., Class A	31,659	1,832,106

		28,314,108

Household Products (1.6%)
Church & Dwight Co., Inc.	25,937	1,664,637
Clorox Co. (The)(x)	13,506	2,339,914
Colgate-Palmolive Co.	91,897	6,098,285
Kimberly-Clark Corp.	36,738	4,697,688
Procter & Gamble Co. (The)	267,420	29,416,200

		44,216,724

Personal Products (0.2%)
Coty, Inc., Class A	29,472	152,075
Estee Lauder Cos., Inc. (The), Class A	23,835	3,797,869

		3,949,944

Tobacco (0.7%)
Altria Group, Inc.	200,344	7,747,302
Philip Morris International, Inc.	166,833	12,172,136

		19,919,438

Total Consumer Staples		179,002,181

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	69,470	729,435
Halliburton Co.	94,152	644,941
Helmerich & Payne, Inc.	11,940	186,861
National Oilwell Varco, Inc.	41,779	410,688
Schlumberger Ltd.	148,321	2,000,850
TechnipFMC plc	44,427	299,438

		4,272,213

Oil, Gas & Consumable Fuels (2.1%)
Apache Corp.	41,244	172,400
Cabot Oil & Gas Corp.	41,971	721,481
Chevron Corp.#	202,711	14,688,439
Concho Resources, Inc.	21,502	921,361
ConocoPhillips	117,602	3,622,141
Devon Energy Corp.	42,012	290,303
Diamondback Energy, Inc.	17,358	454,780
EOG Resources, Inc.	62,244	2,235,804
Exxon Mobil Corp.	453,748	17,228,811
Hess Corp.	27,872	928,138
HollyFrontier Corp.	15,396	377,356
Kinder Morgan, Inc.	208,978	2,908,974
Marathon Oil Corp.	87,362	287,421
Marathon Petroleum Corp.	69,600	1,643,952
Noble Energy, Inc.	51,252	309,562
Occidental Petroleum Corp.(x)	95,700	1,108,206
ONEOK, Inc.	44,175	963,457
Phillips 66	47,623	2,554,974
Pioneer Natural Resources Co.	17,691	1,241,024
Valero Energy Corp.	43,999	1,995,795
Williams Cos., Inc. (The)	129,954	1,838,849

		56,493,228

Total Energy		60,765,441

Financials (9.3%)
Banks (3.5%)
Bank of America Corp.	867,946	18,426,494
Citigroup, Inc.	234,059	9,858,565
Citizens Financial Group, Inc.	46,347	871,787
Comerica, Inc.	15,363	450,750
Fifth Third Bancorp	75,937	1,127,664
First Republic Bank	18,227	1,499,718
Huntington Bancshares, Inc.	112,718	925,415
JPMorgan Chase & Co.	336,234	30,271,147
KeyCorp	106,753	1,107,029
M&T Bank Corp.	14,030	1,451,123
People’s United Financial, Inc.	48,378	534,577
PNC Financial Services Group, Inc. (The)‡	46,871	4,486,492
Regions Financial Corp.	105,144	943,142
SVB Financial Group*	5,543	837,436
Truist Financial Corp.	143,573	4,427,791
US Bancorp	152,179	5,242,567
Wells Fargo & Co.	412,666	11,843,514
Zions Bancorp NA	18,608	497,950

		94,803,161

Capital Markets (2.2%)
Ameriprise Financial, Inc.	13,538	1,387,374
Bank of New York Mellon Corp. (The)	90,011	3,031,570
BlackRock, Inc.‡	12,637	5,559,901
Cboe Global Markets, Inc.	11,758	1,049,401
Charles Schwab Corp. (The)	122,545	4,119,963
CME Group, Inc.	38,440	6,646,660
E*TRADE Financial Corp.	24,608	844,547
Franklin Resources, Inc.(x)	29,174	486,914
Goldman Sachs Group, Inc. (The)	34,142	5,278,012
Intercontinental Exchange, Inc.	59,662	4,817,707
Invesco Ltd.	41,323	375,213
MarketAxess Holdings, Inc.	4,071	1,353,892
Moody’s Corp.	17,418	3,683,907
Morgan Stanley	124,911	4,246,974
MSCI, Inc.	9,144	2,642,250
Nasdaq, Inc.	12,063	1,145,382
Northern Trust Corp.	22,680	1,711,433
Raymond James Financial, Inc.	13,225	835,820
S&P Global, Inc.	26,270	6,437,464
State Street Corp.	38,957	2,075,239
T. Rowe Price Group, Inc.	25,101	2,451,113

		60,180,736

Consumer Finance (0.4%)
American Express Co.	71,881	6,153,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Capital One Financial Corp.	49,939	$2,517,924
Discover Financial Services	33,630	1,199,582
Synchrony Financial	62,961	1,013,043

		10,884,281

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	209,840	38,365,047

Insurance (1.8%)
Aflac, Inc.	78,635	2,692,462
Allstate Corp. (The)	34,743	3,186,975
American International Group, Inc.	93,278	2,261,992
Aon plc	25,165	4,153,232
Arthur J Gallagher & Co.	19,938	1,625,146
Assurant, Inc.	6,639	691,054
Chubb Ltd.	48,578	5,425,677
Cincinnati Financial Corp.	16,277	1,228,100
Everest Re Group Ltd.	4,460	858,193
Globe Life, Inc.	10,870	782,314
Hartford Financial Services Group, Inc. (The)	38,550	1,358,502
Lincoln National Corp.	21,203	558,063
Loews Corp.	26,877	936,126
Marsh & McLennan Cos., Inc.	54,069	4,674,806
MetLife, Inc.	83,717	2,559,229
Principal Financial Group, Inc.	27,532	862,853
Progressive Corp. (The)	62,679	4,628,217
Prudential Financial, Inc.	43,066	2,245,461
Travelers Cos., Inc. (The)	27,664	2,748,418
Unum Group	21,842	327,848
Willis Towers Watson plc	13,756	2,336,457
WR Berkley Corp.	15,841	826,425

		46,967,550

Total Financials		251,200,775

Health Care (13.0%)
Biotechnology (2.1%)
AbbVie, Inc.	158,561	12,080,762
Alexion Pharmaceuticals, Inc.*	23,729	2,130,627
Amgen, Inc.	63,715	12,916,942
Biogen, Inc.*	19,402	6,138,405
Gilead Sciences, Inc.	135,763	10,149,642
Incyte Corp.*	19,196	1,405,723
Regeneron Pharmaceuticals, Inc.*	8,655	4,226,150
Vertex Pharmaceuticals, Inc.*	27,621	6,572,417

		55,620,668

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	189,484	14,952,182
ABIOMED, Inc.*	4,985	723,623
Align Technology, Inc.*	7,750	1,348,113
Baxter International, Inc.	54,732	4,443,691
Becton Dickinson and Co.	29,001	6,663,560
Boston Scientific Corp.*	149,440	4,876,227
Cooper Cos., Inc. (The)	5,345	1,473,456
Danaher Corp.	68,533	9,485,653
Dentsply Sirona, Inc.	23,745	922,018
Edwards Lifesciences Corp.*	22,369	4,219,241
Hologic, Inc.*	28,921	1,015,127
IDEXX Laboratories, Inc.*	9,223	2,234,180
Intuitive Surgical, Inc.*	12,405	6,143,080
Medtronic plc	143,750	12,963,375
ResMed, Inc.	15,446	2,275,041
STERIS plc	8,977	1,256,511
Stryker Corp.	34,513	5,746,069
Teleflex, Inc.	5,020	1,470,157
Varian Medical Systems, Inc.*	9,885	1,014,794
Zimmer Biomet Holdings, Inc.	22,006	2,224,366

		85,450,464

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	15,965	1,412,902
Anthem, Inc.	27,259	6,188,883
Cardinal Health, Inc.	31,121	1,491,941
Centene Corp.*	62,575	3,717,581
Cigna Corp.	40,121	7,108,639
CVS Health Corp.	139,477	8,275,170
DaVita, Inc.*	9,954	757,101
HCA Healthcare, Inc.	28,345	2,546,798
Henry Schein, Inc.*	15,538	784,980
Humana, Inc.	14,228	4,467,877
Laboratory Corp. of America Holdings*	10,517	1,329,244
McKesson Corp.	17,265	2,335,264
Quest Diagnostics, Inc.	14,394	1,155,838
UnitedHealth Group, Inc.	101,602	25,337,507
Universal Health Services, Inc., Class B	8,569	849,016

		67,758,741

Health Care Technology (0.1%)
Cerner Corp.	33,643	2,119,173

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	32,948	2,359,736
Illumina, Inc.*	15,749	4,301,367
IQVIA Holdings, Inc.*	19,330	2,084,934
Mettler-Toledo International, Inc.*	2,691	1,858,162
PerkinElmer, Inc.	11,913	896,811
Thermo Fisher Scientific, Inc.	42,997	12,193,949
Waters Corp.*	6,963	1,267,614

		24,962,573

Pharmaceuticals (4.3%)
Allergan plc	35,226	6,238,525
Bristol-Myers Squibb Co.	251,365	14,011,085
Eli Lilly & Co.	90,581	12,565,396
Johnson & Johnson	282,252	37,011,705
Merck & Co., Inc.	273,044	21,008,005
Mylan NV*	53,931	804,111
Perrigo Co. plc	14,328	689,034
Pfizer, Inc.	593,575	19,374,288
Zoetis, Inc.	51,116	6,015,842

		117,717,991

Total Health Care		353,629,610

Industrials (7.0%)
Aerospace & Defense (1.7%)
Arconic, Inc.	42,494	682,454
Boeing Co. (The)	57,373	8,556,609
General Dynamics Corp.	25,095	3,320,319
Huntington Ingalls Industries, Inc.	4,287	781,134
L3Harris Technologies, Inc.	23,675	4,264,341
Lockheed Martin Corp.	26,666	9,038,441
Northrop Grumman Corp.	16,834	5,093,127
Raytheon Co.	29,902	3,921,647
Textron, Inc.	23,912	637,733
TransDigm Group, Inc.	5,406	1,730,947
United Technologies Corp.	87,215	8,226,991

		46,253,743

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	14,409	953,876
Expeditors International of Washington, Inc.	18,213	1,215,171
FedEx Corp.	25,738	3,120,990
United Parcel Service, Inc., Class B	75,146	7,020,139

		12,310,176

Airlines (0.2%)
Alaska Air Group, Inc.	13,653	388,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
American Airlines Group, Inc.(x)	41,115	$501,192
Delta Air Lines, Inc.(x)	61,713	1,760,672
Southwest Airlines Co.	50,578	1,801,082
United Airlines Holdings, Inc.*	23,358	736,945

		5,188,592

Building Products (0.3%)
Allegion plc	9,761	898,207
AO Smith Corp.	14,866	562,084
Fortune Brands Home & Security, Inc.	14,960	647,020
Johnson Controls International plc	82,824	2,232,935
Masco Corp.	30,632	1,058,948
Trane Technologies plc	25,642	2,117,773

		7,516,967

Commercial Services & Supplies (0.3%)
Cintas Corp.	8,979	1,555,343
Copart, Inc.*	21,612	1,480,854
Republic Services, Inc.	22,481	1,687,424
Rollins, Inc.	14,352	518,681
Waste Management, Inc.	41,889	3,877,246

		9,119,548

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	14,203	1,125,872
Quanta Services, Inc.	15,115	479,599

		1,605,471

Electrical Equipment (0.4%)
AMETEK, Inc.	24,487	1,763,554
Eaton Corp. plc	44,304	3,441,978
Emerson Electric Co.	65,276	3,110,401
Rockwell Automation, Inc.	12,441	1,877,471

		10,193,404

Industrial Conglomerates (1.1%)
3M Co.	61,667	8,418,162
General Electric Co.#	936,870	7,438,748
Honeywell International, Inc.	76,606	10,249,117
Roper Technologies, Inc.	11,201	3,492,584

		29,598,611

Machinery (1.2%)
Caterpillar, Inc.	59,263	6,876,879
Cummins, Inc.	16,491	2,231,562
Deere & Co.	33,778	4,666,768
Dover Corp.	15,529	1,303,504
Flowserve Corp.	14,670	350,466
Fortive Corp.	31,609	1,744,501
IDEX Corp.	8,004	1,105,432
Illinois Tool Works, Inc.	31,400	4,462,568
Ingersoll Rand, Inc.*	37,090	919,832
PACCAR, Inc.	37,102	2,268,045
Parker-Hannifin Corp.	13,813	1,791,961
Pentair plc	18,336	545,679
Snap-on, Inc.	6,030	656,185
Stanley Black & Decker, Inc.	16,140	1,614,000
Westinghouse Air Brake Technologies Corp.#	19,353	931,460
Xylem, Inc.	19,250	1,253,753

		32,722,595

Professional Services (0.3%)
Equifax, Inc.	13,008	1,553,805
IHS Markit Ltd.	43,061	2,583,660
Nielsen Holdings plc	37,572	471,153
Robert Half International, Inc.	12,616	476,254
Verisk Analytics, Inc.	17,515	2,441,241

		7,526,113

Road & Rail (0.8%)
CSX Corp.	83,405	4,779,107
JB Hunt Transport Services, Inc.	9,245	852,666
Kansas City Southern	10,441	1,327,886
Norfolk Southern Corp.	27,951	4,080,846
Old Dominion Freight Line, Inc.	10,094	1,324,938
Union Pacific Corp.	74,444	10,499,582

		22,865,025

Trading Companies & Distributors (0.1%)
Fastenal Co.	61,161	1,911,281
United Rentals, Inc.*	7,872	810,029
WW Grainger, Inc.	4,665	1,159,253

		3,880,563

Total Industrials		188,780,808

Information Technology (21.6%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	5,849	1,184,715
Cisco Systems, Inc.	454,943	17,883,809
F5 Networks, Inc.*	6,465	689,363
Juniper Networks, Inc.	36,312	695,012
Motorola Solutions, Inc.	18,339	2,437,620

		22,890,519

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	31,743	2,313,430
CDW Corp.	15,184	1,416,212
Corning, Inc.	82,603	1,696,665
FLIR Systems, Inc.	14,439	460,460
IPG Photonics Corp.*	3,866	426,342
Keysight Technologies, Inc.*	20,144	1,685,650
TE Connectivity Ltd.	35,857	2,258,274
Zebra Technologies Corp., Class A*	5,753	1,056,251

		11,313,284

IT Services (4.7%)
Accenture plc, Class A	68,183	11,131,557
Akamai Technologies, Inc.*	17,652	1,614,981
Alliance Data Systems Corp.	4,437	149,305
Automatic Data Processing, Inc.	46,427	6,345,642
Broadridge Financial Solutions, Inc.	12,179	1,154,935
Cognizant Technology Solutions Corp., Class A	58,674	2,726,581
DXC Technology Co.	27,265	355,808
Fidelity National Information Services, Inc.	65,974	8,025,077
Fiserv, Inc.*	61,227	5,815,953
FleetCor Technologies, Inc.*	9,361	1,746,201
Gartner, Inc.*	9,654	961,249
Global Payments, Inc.	32,240	4,649,975
International Business Machines Corp.#	94,989	10,537,130
Jack Henry & Associates, Inc.	8,194	1,272,037
Leidos Holdings, Inc.	14,174	1,299,047
Mastercard, Inc., Class A	95,258	23,010,522
Paychex, Inc.	34,125	2,147,145
PayPal Holdings, Inc.*	125,961	12,059,506
VeriSign, Inc.*	11,128	2,004,042
Visa, Inc., Class A	183,624	29,585,499
Western Union Co. (The)	44,318	803,485

		127,395,677

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	125,336	5,700,281
Analog Devices, Inc.	39,400	3,532,210
Applied Materials, Inc.	98,971	4,534,851
Broadcom, Inc.	42,555	10,089,790
Intel Corp.	466,498	25,246,872
KLA Corp.	16,916	2,431,506
Lam Research Corp.	15,609	3,746,160
Maxim Integrated Products, Inc.	28,881	1,403,905
Microchip Technology, Inc.(x)	25,504	1,729,171
Micron Technology, Inc.*	118,709	4,992,901
NVIDIA Corp.	65,676	17,312,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	12,368	$997,232
QUALCOMM, Inc.	122,424	8,281,984
Skyworks Solutions, Inc.	18,456	1,649,597
Texas Instruments, Inc.	100,174	10,010,388
Xilinx, Inc.	26,880	2,095,027

		103,754,069

Software (7.3%)
Adobe, Inc.*	51,942	16,530,022
ANSYS, Inc.*	9,180	2,134,075
Autodesk, Inc.*	23,628	3,688,331
Cadence Design Systems, Inc.*	30,117	1,988,927
Citrix Systems, Inc.	12,686	1,795,703
Fortinet, Inc.*	14,980	1,515,527
Intuit, Inc.	27,981	6,435,630
Microsoft Corp.	818,230	129,043,053
NortonLifeLock, Inc.	60,698	1,135,660
Oracle Corp.	232,465	11,235,033
Paycom Software, Inc.*	5,251	1,060,754
salesforce.com, Inc.*	95,179	13,703,872
ServiceNow, Inc.*	20,297	5,816,714
Synopsys, Inc.*	15,996	2,060,125

		198,143,426

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.#	447,953	113,909,968
Hewlett Packard Enterprise Co.	138,924	1,348,952
HP, Inc.	158,834	2,757,358
NetApp, Inc.	24,597	1,025,449
Seagate Technology plc	24,758	1,208,191
Western Digital Corp.	32,131	1,337,292
Xerox Holdings Corp.	20,582	389,823

		121,977,033

Total Information Technology		585,474,008

Materials (2.1%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	23,697	4,730,158
Albemarle Corp.(x)	11,168	629,540
Celanese Corp.	13,085	960,308
CF Industries Holdings, Inc.	23,303	633,842
Corteva, Inc.	80,202	1,884,747
Dow, Inc.	79,489	2,324,258
DuPont de Nemours, Inc.	79,421	2,708,256
Eastman Chemical Co.	14,482	674,572
Ecolab, Inc.	26,898	4,191,515
FMC Corp.	14,153	1,156,159
International Flavors & Fragrances, Inc.(x)	11,290	1,152,483
Linde plc	57,594	9,963,762
LyondellBasell Industries NV, Class A	27,545	1,367,058
Mosaic Co. (The)	36,722	397,332
PPG Industries, Inc.	25,275	2,112,990
Sherwin-Williams Co. (The)	8,836	4,060,319

		38,947,299

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,750	1,277,303
Vulcan Materials Co.	14,155	1,529,731

		2,807,034

Containers & Packaging (0.3%)
Amcor plc	176,983	1,437,102
Avery Dennison Corp.	8,937	910,412
Ball Corp.	35,081	2,268,338
International Paper Co.	42,083	1,310,044
Packaging Corp. of America	9,988	867,258
Sealed Air Corp.	16,485	407,344
Westrock Co.	27,669	781,926

		7,982,424

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	156,062	1,053,418
Newmont Corp.	87,901	3,980,157
Nucor Corp.	32,227	1,160,817

		6,194,392

Total Materials		55,931,149

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	12,517	1,715,580
American Tower Corp. (REIT)	47,502	10,343,560
Apartment Investment & Management Co. (REIT), Class A	15,687	551,398
AvalonBay Communities, Inc. (REIT)	15,027	2,211,524
Boston Properties, Inc. (REIT)	15,418	1,422,002
Crown Castle International Corp. (REIT)	44,577	6,436,919
Digital Realty Trust, Inc. (REIT)	28,227	3,921,013
Duke Realty Corp. (REIT)	40,398	1,308,087
Equinix, Inc. (REIT)	9,149	5,714,191
Equity Residential (REIT)	37,529	2,315,915
Essex Property Trust, Inc. (REIT)	7,150	1,574,716
Extra Space Storage, Inc. (REIT)	13,839	1,325,223
Federal Realty Investment Trust (REIT)	7,517	560,843
Healthpeak Properties, Inc. (REIT)	52,787	1,258,970
Host Hotels & Resorts, Inc. (REIT)	75,477	833,266
Iron Mountain, Inc. (REIT)	30,470	725,186
Kimco Realty Corp. (REIT)	44,895	434,135
Mid-America Apartment Communities, Inc. (REIT)	12,312	1,268,505
Prologis, Inc. (REIT)	79,268	6,370,769
Public Storage (REIT)	16,107	3,199,011
Realty Income Corp. (REIT)	35,539	1,771,974
Regency Centers Corp. (REIT)	17,721	681,018
SBA Communications Corp. (REIT)	12,066	3,257,458
Simon Property Group, Inc. (REIT)	32,854	1,802,370
SL Green Realty Corp. (REIT)	8,836	380,832
UDR, Inc. (REIT)	31,159	1,138,550
Ventas, Inc. (REIT)	39,731	1,064,791
Vornado Realty Trust (REIT)	17,235	624,079
Welltower, Inc. (REIT)	43,526	1,992,620
Weyerhaeuser Co. (REIT)	80,028	1,356,475

		67,560,980

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	35,457	1,337,084

Total Real Estate		68,898,064

Utilities (3.0%)
Electric Utilities (1.9%)
Alliant Energy Corp.	25,803	1,246,027
American Electric Power Co., Inc.	52,912	4,231,902
Duke Energy Corp.	78,159	6,321,500
Edison International	38,442	2,106,237
Entergy Corp.	21,366	2,007,763
Evergy, Inc.	24,944	1,373,167
Eversource Energy	34,620	2,707,630
Exelon Corp.	104,334	3,840,535
FirstEnergy Corp.	57,978	2,323,178
NextEra Energy, Inc.	52,434	12,616,669
NRG Energy, Inc.	27,538	750,686
Pinnacle West Capital Corp.	12,202	924,790
PPL Corp.	78,967	1,948,906
Southern Co. (The)	112,493	6,090,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	56,098	$3,382,709

		51,872,070

Gas Utilities (0.1%)
Atmos Energy Corp.	12,502	1,240,573

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	70,164	954,230

Multi-Utilities (0.9%)
Ameren Corp.	26,289	1,914,628
CenterPoint Energy, Inc.	54,026	834,702
CMS Energy Corp.	30,450	1,788,937
Consolidated Edison, Inc.	35,571	2,774,538
Dominion Energy, Inc.	88,299	6,374,305
DTE Energy Co.	20,488	1,945,745
NiSource, Inc.	39,731	992,083
Public Service Enterprise Group, Inc.	54,250	2,436,368
Sempra Energy	30,255	3,418,512
WEC Energy Group, Inc.	33,738	2,973,330

		25,453,148

Water Utilities (0.1%)
American Water Works Co., Inc.	19,398	2,319,225

Total Utilities		81,839,246

Total Common Stocks (84.7%) (Cost $1,099,838,117)		2,297,639,861

SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	73,548,588	73,555,942

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	200,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,123,668, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $3,186,143.(xx)	3,123,668	3,123,668

Total Repurchase Agreements		3,323,668

Total Short-Term Investments (2.9%) (Cost $76,853,995)		76,879,610

Total Investments in Securities (87.6%) (Cost $1,176,692,112)		2,374,519,471
Other Assets Less Liabilities (12.4%)		337,418,025

Net Assets (100%)		$2,711,937,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,003,390.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $6,515,242. This was collateralized by $2,971,194 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20 - 11/15/49 and by cash of $3,323,668 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Banks
PNC Financial Services Group, Inc. (The)	33,420	5,572,364	—	(238,621)	170,059	(2,304,840)	3,198,962	38,433	—
Capital Markets
BlackRock, Inc.	9,021	4,686,169	—	(153,199)	92,267	(656,268)	3,968,969	32,746	—

Total		10,258,533	—	(391,820)	262,326	(2,961,108)	7,167,931	71,179	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	57	6/2020	USD	7,323,645	145,003

					145,003

Short Contracts
S&P 500 E-Mini Index	(10,561)	6/2020	USD	(1,356,930,085)	14,853,934

					14,853,934

					14,998,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$246,917,630	$—	$—	$246,917,630
Consumer Discretionary	225,200,949	—	—	225,200,949
Consumer Staples	179,002,181	—	—	179,002,181
Energy	60,765,441	—	—	60,765,441
Financials	251,200,775	—	—	251,200,775
Health Care	353,629,610	—	—	353,629,610
Industrials	188,780,808	—	—	188,780,808
Information Technology	585,474,008	—	—	585,474,008
Materials	55,931,149	—	—	55,931,149
Real Estate	68,898,064	—	—	68,898,064
Utilities	81,839,246	—	—	81,839,246
Futures	14,998,937	—	—	14,998,937
Short-Term Investments
Investment Company	73,555,942	—	—	73,555,942
Repurchase Agreements	—	3,323,668	—	3,323,668

Total Assets	$2,386,194,740	$3,323,668	$—	$2,389,518,408

Total Liabilities	$—	$—	$—	$—

Total	$2,386,194,740	$3,323,668	$—	$2,389,518,408

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,349,745,084
Aggregate gross unrealized depreciation	(142,076,747)

Net unrealized appreciation	$1,207,668,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,181,850,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Entertainment (0.1%)
Cinemark Holdings, Inc.	13,015	$132,623
World Wrestling Entertainment, Inc., Class A(x)	5,780	196,115

		328,738

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	12,708	220,992
Yelp, Inc.*	7,833	141,229

		362,221

Media (1.0%)
AMC Networks, Inc., Class A*	5,359	130,277
Cable One, Inc.	620	1,019,286
John Wiley & Sons, Inc., Class A	5,342	200,272
Meredith Corp.(x)	4,884	59,683
New York Times Co. (The), Class A	17,513	537,824
TEGNA, Inc.	26,460	287,356

		2,234,698

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,899	199,427

Total Communication Services		3,125,084

Consumer Discretionary (8.6%)
Auto Components (0.8%)
Adient plc*	10,613	96,260
Dana, Inc.	17,539	136,979
Delphi Technologies plc*	10,538	84,831
Gentex Corp.	30,984	686,605
Goodyear Tire & Rubber Co. (The)	28,346	164,974
Lear Corp.	6,683	542,994
Visteon Corp.*	3,416	163,900

		1,876,543

Automobiles (0.1%)
Thor Industries, Inc.	6,707	282,901

Distributors (0.4%)
Pool Corp.	4,871	958,467

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	6,648	178,100
Graham Holdings Co., Class B	535	182,526
Grand Canyon Education, Inc.*	5,885	448,937
Service Corp. International	22,264	870,745
WW International, Inc.*	5,647	95,491

		1,775,799

Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp.	9,746	140,537
Brinker International, Inc.	4,544	54,573
Caesars Entertainment Corp.*	67,912	459,085
Cheesecake Factory, Inc. (The)(x)	4,998	85,366
Choice Hotels International, Inc.	3,880	237,650
Churchill Downs, Inc.	4,342	447,009
Cracker Barrel Old Country Store, Inc.(x)	2,939	244,584
Domino’s Pizza, Inc.	4,728	1,532,203
Dunkin’ Brands Group, Inc.	10,083	535,407
Eldorado Resorts, Inc.(x)*	7,954	114,538
Jack in the Box, Inc.	2,876	100,804
Marriott Vacations Worldwide Corp.	4,573	254,167
Papa John’s International, Inc.(x)	2,676	142,818
Penn National Gaming, Inc.*	13,275	167,929
Scientific Games Corp., Class A*	6,566	63,690
Six Flags Entertainment Corp.	9,558	119,857
Texas Roadhouse, Inc.	7,946	328,170
Wendy’s Co. (The)	22,468	334,324
Wyndham Destinations, Inc.	11,188	242,780
Wyndham Hotels & Resorts, Inc.	11,699	368,635

		5,974,126

Household Durables (0.7%)
Helen of Troy Ltd.*	3,073	442,604
KB Home	10,412	188,457
Taylor Morrison Home Corp., Class A*	16,120	177,320
Tempur Sealy International, Inc.*	5,585	244,121
Toll Brothers, Inc.	14,739	283,726
TRI Pointe Group, Inc.*	17,229	151,098

		1,487,326

Internet & Direct Marketing Retail (0.5%)
Etsy, Inc.*	14,617	561,877
Grubhub, Inc.*	11,146	453,977

		1,015,854

Leisure Products (0.5%)
Brunswick Corp.	9,873	349,208
Mattel, Inc.(x)*	42,200	371,782
Polaris, Inc.	6,996	336,858

		1,057,848

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	1,194	44,118
Ollie’s Bargain Outlet Holdings, Inc.(x)*	6,660	308,625

		352,743

Specialty Retail (1.2%)
Aaron’s, Inc.	8,212	187,069
American Eagle Outfitters, Inc.	19,382	154,087
AutoNation, Inc.*	7,158	200,853
Bed Bath & Beyond, Inc.(x)	15,543	65,436
Dick’s Sporting Goods, Inc.	7,744	164,637
Five Below, Inc.*	6,804	478,866
Foot Locker, Inc.	13,066	288,105
Murphy USA, Inc.*	3,546	299,141
RH(x)*	2,007	201,643
Sally Beauty Holdings, Inc.*	14,532	117,419
Urban Outfitters, Inc.*	8,595	122,393
Williams-Sonoma, Inc.	9,498	403,855

		2,683,504

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,434	357,177
Columbia Sportswear Co.	3,543	247,195
Deckers Outdoor Corp.*	3,411	457,074
Skechers U.S.A., Inc., Class A*	16,299	386,938

		1,448,384

Total Consumer Discretionary		18,913,495

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,128	414,608

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	14,838	377,924
Casey’s General Stores, Inc.	4,505	596,867
Sprouts Farmers Market, Inc.*	14,396	267,622

		1,242,413

Food Products (1.6%)
Darling Ingredients, Inc.*	19,954	382,518
Flowers Foods, Inc.	23,477	481,748
Hain Celestial Group, Inc. (The)*	9,792	254,298
Ingredion, Inc.	8,158	615,929
Lancaster Colony Corp.	2,420	350,029
Pilgrim’s Pride Corp.*	6,365	115,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	8,059	$668,655
Sanderson Farms, Inc.	2,409	297,078
Tootsie Roll Industries, Inc.(x)	2,047	73,596
TreeHouse Foods, Inc.*	6,841	302,030

		3,541,215

Household Products (0.1%)
Energizer Holdings, Inc.(x)	7,812	236,313

Personal Products (0.1%)
Edgewell Personal Care Co.*	6,601	158,952
Nu Skin Enterprises, Inc., Class A	6,760	147,706

		306,658

Total Consumer Staples		5,741,207

Energy (0.7%)
Energy Equipment & Services (0.1%)
Apergy Corp.*	9,449	54,332
Core Laboratories NV	5,410	55,939
Patterson-UTI Energy, Inc.	24,396	57,331
Transocean Ltd.(x)*	70,167	81,394

		248,996

Oil, Gas & Consumable Fuels (0.6%)
Antero Midstream Corp.(x)	36,395	76,429
Cimarex Energy Co.	12,403	208,742
CNX Resources Corp.*	22,846	121,541
EQT Corp.	31,175	220,407
Equitrans Midstream Corp.(x)	24,984	125,670
Matador Resources Co.(x)*	13,361	33,135
Murphy Oil Corp.(x)	18,235	111,781
PBF Energy, Inc., Class A	12,432	88,019
World Fuel Services Corp.	7,950	200,181
WPX Energy, Inc.*	51,308	156,489

		1,342,394

Total Energy		1,591,390

Financials (11.3%)
Banks (4.3%)
Associated Banc-Corp.	19,678	251,682
BancorpSouth Bank	11,487	217,334
Bank of Hawaii Corp.	4,941	272,941
Bank OZK	14,747	246,275
Cathay General Bancorp	9,229	211,805
CIT Group, Inc.	11,539	199,163
Commerce Bancshares, Inc.	12,639	636,374
Cullen/Frost Bankers, Inc.	6,932	386,736
East West Bancorp, Inc.	17,749	456,859
First Financial Bankshares, Inc.(x)	16,565	444,605
First Horizon National Corp.	38,093	307,030
FNB Corp.	39,721	292,744
Fulton Financial Corp.	20,244	232,604
Hancock Whitney Corp.	10,647	207,829
Home BancShares, Inc.	18,972	227,474
International Bancshares Corp.	7,007	188,348
PacWest Bancorp	14,485	259,571
Pinnacle Financial Partners, Inc.	8,796	330,202
Prosperity Bancshares, Inc.	11,542	556,901
Signature Bank	6,642	533,950
Sterling Bancorp	24,918	260,393
Synovus Financial Corp.	17,854	313,516
TCF Financial Corp.	18,713	424,037
Texas Capital Bancshares, Inc.*	6,121	135,703
Trustmark Corp.	7,839	182,649
UMB Financial Corp.	5,267	244,283
Umpqua Holdings Corp.	26,936	293,602
United Bankshares, Inc.	12,391	285,984
Valley National Bancorp	47,797	349,396
Webster Financial Corp.	11,234	257,259
Wintrust Financial Corp.	6,924	227,523

		9,434,772

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	6,008	355,313
Eaton Vance Corp.	13,785	444,566
Evercore, Inc., Class A	4,836	222,746
FactSet Research Systems, Inc.	4,665	1,216,072
Federated Hermes, Inc., Class B	11,706	222,999
Interactive Brokers Group, Inc., Class A	9,361	404,114
Janus Henderson Group plc	19,267	295,171
Legg Mason, Inc.	9,949	486,009
SEI Investments Co.	15,439	715,443
Stifel Financial Corp.	8,424	347,743

		4,710,176

Consumer Finance (0.5%)
FirstCash, Inc.	5,218	374,339
LendingTree, Inc.(x)*	949	174,037
Navient Corp.	20,752	157,300
SLM Corp.	51,903	373,183

		1,078,859

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	29,200	399,164

Insurance (3.8%)
Alleghany Corp.	1,769	977,107
American Financial Group, Inc.	9,109	638,359
Brighthouse Financial, Inc.*	13,502	326,343
Brown & Brown, Inc.	28,571	1,034,842
CNO Financial Group, Inc.	18,448	228,571
First American Financial Corp.	13,698	580,932
Genworth Financial, Inc., Class A*	61,425	203,931
Hanover Insurance Group, Inc. (The)	4,844	438,770
Kemper Corp.	7,646	568,633
Mercury General Corp.	3,307	134,661
Old Republic International Corp.	34,870	531,767
Primerica, Inc.	5,098	451,071
Reinsurance Group of America, Inc.	7,684	646,532
RenaissanceRe Holdings Ltd.	5,401	806,477
RLI Corp.	4,848	426,285
Selective Insurance Group, Inc.	7,260	360,822

		8,355,103

Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	57,046	535,662
Washington Federal, Inc.	9,636	250,151

		785,813

Total Financials		24,763,887

Health Care (8.5%)
Biotechnology (0.8%)
Arrowhead Pharmaceuticals, Inc.*	12,100	348,117
Exelixis, Inc.*	36,998	637,106
Ligand Pharmaceuticals, Inc.(x)*	2,025	147,258
United Therapeutics Corp.*	5,355	507,788

		1,640,269

Health Care Equipment & Supplies (3.0%)
Avanos Medical, Inc.*	5,824	156,840
Cantel Medical Corp.	4,502	161,622
Globus Medical, Inc., Class A*	9,356	397,911
Haemonetics Corp.*	6,186	616,497
Hill-Rom Holdings, Inc.	8,169	821,801
ICU Medical, Inc.*	2,350	474,160
Integra LifeSciences Holdings Corp.*	8,648	386,306
LivaNova plc*	5,907	267,292
Masimo Corp.*	5,987	1,060,417
NuVasive, Inc.*	6,332	320,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	3,924	$633,059
West Pharmaceutical Services, Inc.	9,029	1,374,665

		6,671,349

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	10,785	197,904
Amedisys, Inc.*	3,944	723,882
Chemed Corp.	1,959	848,639
Encompass Health Corp.	12,030	770,281
HealthEquity, Inc.*	8,634	436,794
MEDNAX, Inc.*	10,253	119,345
Molina Healthcare, Inc.*	7,655	1,069,480
Patterson Cos., Inc.	10,513	160,744
Tenet Healthcare Corp.*	12,633	181,915

		4,508,984

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	20,150	141,856

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	2,643	926,530
Bio-Techne Corp.	4,659	883,439
Charles River Laboratories International, Inc.*	5,962	752,464
PRA Health Sciences, Inc.*	7,673	637,166
Repligen Corp.*	5,676	547,961
Syneos Health, Inc.*	7,580	298,804

		4,046,364

Pharmaceuticals (0.7%)
Catalent, Inc.*	18,895	981,595
Nektar Therapeutics*	21,410	382,169
Prestige Consumer Healthcare, Inc.*	6,115	224,298

		1,588,062

Total Health Care		18,596,884

Industrials (11.4%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	7,227	511,455
Curtiss-Wright Corp.	5,228	483,119
Mercury Systems, Inc.*	6,757	482,044
Teledyne Technologies, Inc.*	4,462	1,326,419

		2,803,037

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.*	11,256	548,730

Airlines (0.1%)
JetBlue Airways Corp.*	35,252	315,505

Building Products (0.9%)
Lennox International, Inc.	4,298	781,333
Owens Corning	13,265	514,815
Resideo Technologies, Inc.*	14,970	72,455
Trex Co., Inc.*	7,132	571,558

		1,940,161

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	6,088	316,881
Clean Harbors, Inc.*	6,251	320,926
Deluxe Corp.	5,184	134,421
Healthcare Services Group, Inc.	9,027	215,836
Herman Miller, Inc.	7,201	159,862
HNI Corp.	5,208	131,190
KAR Auction Services, Inc.	15,729	188,748
MSA Safety, Inc.	4,342	439,410
Stericycle, Inc.*	11,096	539,044
Tetra Tech, Inc.	6,652	469,764

		2,916,082

Construction & Engineering (0.8%)
AECOM*	19,192	572,881
Dycom Industries, Inc.*	3,830	98,240
EMCOR Group, Inc.	6,857	420,471
Fluor Corp.	17,085	118,057
MasTec, Inc.*	7,330	239,911
Valmont Industries, Inc.	2,626	278,304

		1,727,864

Electrical Equipment (1.3%)
Acuity Brands, Inc.	4,869	417,079
EnerSys	5,160	255,523
Generac Holdings, Inc.*	7,622	710,142
Hubbell, Inc.	6,637	761,529
nVent Electric plc	18,984	320,260
Regal Beloit Corp.	5,078	319,660

		2,784,193

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,927	867,815

Machinery (3.1%)
AGCO Corp.	7,694	363,541
Colfax Corp.*	10,184	201,643
Crane Co.	6,207	305,260
Donaldson Co., Inc.	15,521	599,576
Graco, Inc.	20,337	991,022
ITT, Inc.	10,707	485,670
Kennametal, Inc.	10,057	187,261
Lincoln Electric Holdings, Inc.(x)	7,522	519,018
Nordson Corp.	6,258	845,268
Oshkosh Corp.	8,343	536,705
Terex Corp.	7,971	114,464
Timken Co. (The)	8,326	269,263
Toro Co. (The)	12,998	846,040
Trinity Industries, Inc.	12,300	197,661
Woodward, Inc.	6,881	409,007

		6,871,399

Marine (0.1%)
Kirby Corp.*	7,300	317,331

Professional Services (0.6%)
ASGN, Inc.*	6,446	227,673
FTI Consulting, Inc.*	4,604	551,421
Insperity, Inc.	4,667	174,079
ManpowerGroup, Inc.	7,260	384,707

		1,337,880

Road & Rail (0.6%)
Avis Budget Group, Inc.(x)*	7,065	98,203
Knight-Swift Transportation Holdings, Inc.	14,964	490,819
Landstar System, Inc.	4,838	463,771
Ryder System, Inc.	6,508	172,072
Werner Enterprises, Inc.	5,390	195,441

		1,420,306

Trading Companies & Distributors (0.6%)
GATX Corp.	4,321	270,322
MSC Industrial Direct Co., Inc., Class A	5,489	301,730
NOW, Inc.*	13,178	67,999
Watsco, Inc.	3,998	631,804

		1,271,855

Total Industrials		25,122,158

Information Technology (11.8%)
Communications Equipment (0.9%)
Ciena Corp.*	18,899	752,369
InterDigital, Inc.	3,782	168,791
Lumentum Holdings, Inc.*	9,389	691,969
NetScout Systems, Inc.*	8,104	191,822
ViaSat, Inc.*	7,009	251,763

		2,056,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	9,935	$515,328
Avnet, Inc.	12,333	309,558
Belden, Inc.	4,711	169,973
Cognex Corp.	20,818	878,936
Coherent, Inc.*	2,936	312,420
II-VI, Inc.*	10,567	301,160
Jabil, Inc.	16,959	416,852
Littelfuse, Inc.	3,004	400,794
National Instruments Corp.	14,434	477,477
SYNNEX Corp.	4,982	364,184
Tech Data Corp.*	4,334	567,104
Trimble, Inc.*	30,606	974,189
Vishay Intertechnology, Inc.	16,137	232,534

		5,920,509

IT Services (1.6%)
CACI International, Inc., Class A*	3,056	645,274
CoreLogic, Inc.	9,751	297,796
KBR, Inc.	17,264	357,019
LiveRamp Holdings, Inc.*	8,226	270,800
MAXIMUS, Inc.	7,776	452,563
Perspecta, Inc.	16,808	306,578
Sabre Corp.	33,399	198,056
Science Applications International Corp.	5,987	446,810
WEX, Inc.*	5,283	552,338

		3,527,234

Semiconductors & Semiconductor Equipment (3.4%)
Cabot Microelectronics Corp.	3,539	403,941
Cirrus Logic, Inc.*	7,066	463,742
Cree, Inc.*	13,075	463,639
Cypress Semiconductor Corp.	45,035	1,050,216
First Solar, Inc.*	9,242	333,267
MKS Instruments, Inc.	6,648	541,480
Monolithic Power Systems, Inc.	4,933	826,080
Semtech Corp.*	8,093	303,487
Silicon Laboratories, Inc.*	5,298	452,502
SolarEdge Technologies, Inc.*	5,875	481,045
Synaptics, Inc.*	4,018	232,522
Teradyne, Inc.	20,484	1,109,618
Universal Display Corp.	5,182	682,884

		7,344,423

Software (3.1%)
ACI Worldwide, Inc.*	14,181	342,471
Blackbaud, Inc.	5,995	333,022
CDK Global, Inc.	14,798	486,114
Ceridian HCM Holding, Inc.*	12,312	616,462
CommVault Systems, Inc.*	5,077	205,517
Fair Isaac Corp.*	3,529	1,085,838
J2 Global, Inc.	5,651	422,978
LogMeIn, Inc.	5,997	499,430
Manhattan Associates, Inc.*	7,816	389,393
PTC, Inc.*	12,644	773,939
Teradata Corp.*	13,845	283,684
Tyler Technologies, Inc.*	4,781	1,417,854

		6,856,702

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	15,531	274,899

Total Information Technology		25,980,481

Materials (4.2%)
Chemicals (1.7%)
Ashland Global Holdings, Inc.	7,382	369,617
Cabot Corp.	7,020	183,362
Chemours Co. (The)(x)	19,933	176,806
Ingevity Corp.*	5,088	179,098
Minerals Technologies, Inc.	4,262	154,540
NewMarket Corp.	923	353,389
Olin Corp.(x)	19,854	231,696
PolyOne Corp.	11,018	209,012
RPM International, Inc.	15,832	942,004
Scotts Miracle-Gro Co. (The)	4,836	495,206
Sensient Technologies Corp.	5,140	223,641
Valvoline, Inc.	22,968	300,651

		3,819,022

Construction Materials (0.1%)
Eagle Materials, Inc.	5,092	297,475

Containers & Packaging (0.9%)
AptarGroup, Inc.	7,808	777,209
Greif, Inc., Class A	3,180	98,866
O-I Glass, Inc.	18,975	134,912
Silgan Holdings, Inc.	9,458	274,471
Sonoco Products Co.	12,219	566,351

		1,851,809

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	15,373	130,671
Carpenter Technology Corp.	5,788	112,866
Commercial Metals Co.	14,410	227,534
Compass Minerals International, Inc.	4,109	158,073
Reliance Steel & Aluminum Co.	8,145	713,421
Royal Gold, Inc.	8,016	703,083
Steel Dynamics, Inc.	26,095	588,181
United States Steel Corp.(x)	20,811	131,317
Worthington Industries, Inc.	4,496	118,020

		2,883,166

Paper & Forest Products (0.2%)
Domtar Corp.	6,979	151,025
Louisiana-Pacific Corp.	14,294	245,571

		396,596

Total Materials		9,248,068

Real Estate (7.1%)
Equity Real Estate Investment Trusts (REITs) (6.8%)
American Campus Communities, Inc. (REIT)	16,757	465,007
Brixmor Property Group, Inc. (REIT)	36,356	345,382
Camden Property Trust (REIT)	11,820	936,617
CoreCivic, Inc. (REIT)	14,521	162,200
CoreSite Realty Corp. (REIT)	4,617	535,110
Corporate Office Properties Trust (REIT)	13,658	302,252
Cousins Properties, Inc. (REIT)	17,893	523,728
CyrusOne, Inc. (REIT)	13,800	852,150
Diversified Healthcare Trust (REIT)	29,023	105,354
Douglas Emmett, Inc. (REIT)	20,094	613,068
EastGroup Properties, Inc. (REIT)	4,695	490,534
EPR Properties (REIT)	9,474	229,460
First Industrial Realty Trust, Inc. (REIT)	15,420	512,407
GEO Group, Inc. (The) (REIT)	14,785	179,786
Healthcare Realty Trust, Inc. (REIT)	16,314	455,650
Highwoods Properties, Inc. (REIT)	12,639	447,673
JBG SMITH Properties (REIT)	14,388	457,970
Kilroy Realty Corp. (REIT)	11,905	758,349
Lamar Advertising Co. (REIT), Class A	10,473	537,055
Life Storage, Inc. (REIT)	5,679	536,950
Macerich Co. (The) (REIT)(x)	13,414	75,521
Mack-Cali Realty Corp. (REIT)	11,046	168,231
Medical Properties Trust, Inc. (REIT)	63,087	1,090,774
National Retail Properties, Inc. (REIT)	20,919	673,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	26,682	$708,140
Park Hotels & Resorts, Inc. (REIT)	29,240	231,288
Pebblebrook Hotel Trust (REIT)	15,953	173,728
PotlatchDeltic Corp. (REIT)	8,190	257,084
PS Business Parks, Inc. (REIT)	2,439	330,533
Rayonier, Inc. (REIT)	15,795	371,972
Sabra Health Care REIT, Inc. (REIT)	25,058	273,633
Service Properties Trust (REIT)	20,101	108,545
Spirit Realty Capital, Inc. (REIT)	12,155	317,853
Taubman Centers, Inc. (REIT)	7,481	313,304
Urban Edge Properties (REIT)	14,046	123,745
Weingarten Realty Investors (REIT)	14,767	213,088

		14,877,524

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	6,277	633,851

Total Real Estate		15,511,375

Utilities (3.6%)
Electric Utilities (1.2%)
ALLETE, Inc.	6,288	381,556
Hawaiian Electric Industries, Inc.	13,271	571,316
IDACORP, Inc.	6,146	539,557
OGE Energy Corp.	24,435	750,888
PNM Resources, Inc.	9,692	368,296

		2,611,613

Gas Utilities (1.3%)
National Fuel Gas Co.(x)	10,537	392,925
New Jersey Resources Corp.	11,636	395,275
ONE Gas, Inc.	6,439	538,429
Southwest Gas Holdings, Inc.	6,632	461,322
Spire, Inc.	6,222	463,415
UGI Corp.	25,499	680,058

		2,931,424

Multi-Utilities (0.6%)
Black Hills Corp.	7,468	478,176
MDU Resources Group, Inc.	24,338	523,267
NorthWestern Corp.	6,146	367,715

		1,369,158

Water Utilities (0.5%)
Essential Utilities, Inc.	26,314	1,070,980

Total Utilities		7,983,175

Total Common Stocks (71.2%) (Cost $162,024,532)		156,577,204

SHORT-TERM INVESTMENTS:
Investment Company (20.7%)
JPMorgan Prime Money Market Fund, IM Shares	45,536,112	45,540,665

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,450,620, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,479,633.(xx)	1,450,620	1,450,620

Total Repurchase Agreements		1,550,620

Total Short-Term Investments (21.4%) (Cost $47,089,295)		47,091,285

Total Investments in Securities (92.6%) (Cost $209,113,827)		203,668,489
Other Assets Less Liabilities (7.4%)		16,231,060

Net Assets (100%)		$219,899,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,429,793. This was collateralized by $2,071,713 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $1,550,620 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	6/2020	USD	431,340	(16,873)

					(16,873)

Short Contracts
S&P Midcap 400 E-Mini Index	(572)	6/2020	USD	(82,242,160)	(846,815)

					(846,815)

					(863,688)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,125,084	$—	$—	$3,125,084
Consumer Discretionary	18,913,495	—	—	18,913,495
Consumer Staples	5,741,207	—	—	5,741,207
Energy	1,591,390	—	—	1,591,390
Financials	24,763,887	—	—	24,763,887
Health Care	18,596,884	—	—	18,596,884
Industrials	25,122,158	—	—	25,122,158
Information Technology	25,980,481	—	—	25,980,481
Materials	9,248,068	—	—	9,248,068
Real Estate	15,511,375	—	—	15,511,375
Utilities	7,983,175	—	—	7,983,175
Short-Term Investments
Investment Company	45,540,665	—	—	45,540,665
Repurchase Agreements	—	1,550,620	—	1,550,620

Total Assets	$202,117,869	$1,550,620	$—	$203,668,489

Liabilities:
Futures	$(863,688)	$—	$—	$(863,688)

Total Liabilities	$(863,688)	$—	$—	$(863,688)

Total	$201,254,181	$1,550,620	$—	$202,804,801

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,645,355
Aggregate gross unrealized depreciation	(39,507,298)

Net unrealized depreciation	$(6,861,943)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,666,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,205	$237,712
ATN International, Inc.	5,794	340,166
Bandwidth, Inc., Class A*	8,050	541,684
Cincinnati Bell, Inc.*	25,519	373,598
Cogent Communications Holdings, Inc.	22,194	1,819,242
Consolidated Communications Holdings, Inc.	35,507	161,557
Frontier Communications Corp.(x)*	35,379	13,444
IDT Corp., Class B*	8,995	48,753
Intelsat SA(x)*	25,438	38,920
Iridium Communications, Inc.*	51,144	1,142,046
Ooma, Inc.*	10,763	128,403
ORBCOMM, Inc.*	37,964	92,632
Pareteum Corp.(x)*	81,927	33,754
Vonage Holdings Corp.*	117,074	846,445

		5,818,356

Entertainment (0.1%)
AMC Entertainment Holdings, Inc.,
Class A(x)	46,217	146,046
Eros International plc*	27,867	45,981
Gaia, Inc.(x)*	5,014	44,524
Glu Mobile, Inc.*	61,043	383,960
IMAX Corp.*	28,052	253,871
Liberty Media Corp.-Liberty Braves, Class A*	6,359	124,000
Liberty Media Corp.-Liberty Braves, Class C*	17,125	326,403
LiveXLive Media, Inc.(x)*	17,451	27,573
Marcus Corp. (The)	15,400	189,728
Reading International, Inc., Class A*	10,189	39,635

		1,581,721

Interactive Media & Services (0.2%)
Cargurus, Inc.*	40,334	763,926
Cars.com, Inc.*	34,682	149,133
DHI Group, Inc.*	22,127	47,794
Eventbrite, Inc., Class A*	29,320	214,036
EverQuote, Inc., Class A(x)*	6,491	170,389
Liberty TripAdvisor Holdings, Inc., Class A*	30,620	55,116
Meet Group, Inc. (The)*	40,165	235,768
QuinStreet, Inc.*	29,892	240,631
Travelzoo*	2,298	9,031
TrueCar, Inc.*	51,182	123,860
Yelp, Inc.*	36,462	657,410

		2,667,094

Media (0.6%)
Boston Omaha Corp., Class A(x)*	6,991	126,607
Cardlytics, Inc.*	7,248	253,390
Central European Media Enterprises Ltd., Class A*	50,217	157,179
Clear Channel Outdoor Holdings, Inc.*	94,998	60,799
comScore, Inc.*	21,838	61,583
Cumulus Media, Inc., Class A*	8,258	44,758
Daily Journal Corp.(x)*	615	140,404
Emerald Holding, Inc.	14,189	36,750
Entercom Communications Corp., Class A	59,601	101,918
Entravision Communications Corp., Class A	38,132	77,408
EW Scripps Co. (The), Class A	26,111	196,877
Fluent, Inc.(x)*	26,238	30,698
Gannett Co., Inc.(x)	95,249	140,969
Gray Television, Inc.*	46,487	499,270
Hemisphere Media Group, Inc.*	10,896	93,052
Lee Enterprises, Inc.*	18,631	18,314
Liberty Latin America Ltd., Class A*	21,917	230,567
Liberty Latin America Ltd., Class C*	58,515	600,364
Loral Space & Communications, Inc.*	8,520	138,450
Marchex, Inc., Class B*	12,065	17,494
MDC Partners, Inc., Class A*	21,777	31,577
Meredith Corp.(x)	20,527	250,840
MSG Networks, Inc., Class A*	23,794	242,699
National CineMedia, Inc.	30,351	98,944
Saga Communications, Inc., Class A	1,189	32,709
Scholastic Corp.	15,639	398,638
TechTarget, Inc.*	14,267	294,043
TEGNA, Inc.	116,075	1,260,575
Tribune Publishing Co.	10,660	86,453
WideOpenWest, Inc.*	24,661	117,386

		5,840,715

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	20,195	214,269
Gogo, Inc.(x)*	27,804	58,944
Shenandoah Telecommunications Co.	25,296	1,245,828
Spok Holdings, Inc.	10,408	111,262

		1,630,303

Total Communication Services		17,538,189

Consumer Discretionary (6.5%)
Auto Components (0.6%)
Adient plc*	44,645	404,930
American Axle & Manufacturing Holdings, Inc.*	56,293	203,218
Cooper Tire & Rubber Co.	25,724	419,301
Cooper-Standard Holdings, Inc.*	6,203	63,705
Dana, Inc.	73,792	576,315
Dorman Products, Inc.*	13,993	773,393
Fox Factory Holding Corp.*	19,580	822,360
Gentherm, Inc.*	17,630	553,582
LCI Industries	12,515	836,377
Modine Manufacturing Co.*	27,927	90,763
Motorcar Parts of America, Inc.*	11,917	149,916
Standard Motor Products, Inc.	10,154	422,102
Stoneridge, Inc.*	13,088	219,224
Tenneco, Inc., Class A*	39,681	142,852
Visteon Corp.*	14,232	682,851

		6,360,889

Automobiles (0.0%)
Winnebago Industries, Inc.	15,508	431,278

Distributors (0.1%)
Core-Mark Holding Co., Inc.	22,810	651,682
Funko, Inc., Class A(x)*	21,169	84,464
Greenlane Holdings, Inc., Class A(x)*	11,659	20,053
Weyco Group, Inc.	4,376	88,264

		844,463

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	27,312	731,689
American Public Education, Inc.*	8,891	212,762
Carriage Services, Inc.	11,144	179,976
Chegg, Inc.*	62,422	2,233,459
Collectors Universe, Inc.	4,920	77,096
Houghton Mifflin Harcourt Co.*	62,223	116,979
K12, Inc.*	20,873	393,665
Laureate Education, Inc., Class A*	56,744	596,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OneSpaWorld Holdings Ltd.(x)	40,821	$165,733
Perdoceo Education Corp.*	34,305	370,151
Regis Corp.*	15,325	90,571
Select Interior Concepts, Inc., Class A*	13,832	28,632
Strategic Education, Inc.	11,424	1,596,618
WW International, Inc.*	23,889	403,963

		7,197,673

Hotels, Restaurants & Leisure (1.4%)
BBX Capital Corp.	31,671	73,160
Biglari Holdings, Inc., Class B*	796	40,914
BJ’s Restaurants, Inc.	15,862	220,323
Bloomin’ Brands, Inc.	44,997	321,279
Bluegreen Vacations Corp.(x)	9,839	56,869
Boyd Gaming Corp.	43,315	624,602
Brinker International, Inc.	18,626	223,698
Carrols Restaurant Group, Inc.*	20,230	36,819
Century Casinos, Inc.*	16,851	40,611
Cheesecake Factory, Inc. (The)(x)	21,433	366,076
Churchill Downs, Inc.	18,254	1,879,249
Chuy’s Holdings, Inc.*	6,336	63,804
Cracker Barrel Old Country Store, Inc.	12,283	1,022,191
Dave & Buster’s Entertainment, Inc.(x)	16,417	214,734
Del Taco Restaurants, Inc.*	15,929	54,636
Denny’s Corp.*	30,429	233,695
Dine Brands Global, Inc.	8,659	248,340
Drive Shack, Inc.*	33,099	50,310
El Pollo Loco Holdings, Inc.(x)*	14,328	121,072
Eldorado Resorts, Inc.(x)*	34,312	494,093
Everi Holdings, Inc.*	61,027	201,389
Fiesta Restaurant Group, Inc.*	13,683	55,142
Golden Entertainment, Inc.*	10,641	70,337
Inspired Entertainment, Inc.*	3,478	11,756
J Alexander’s Holdings, Inc.*	7,343	28,124
Jack in the Box, Inc.	11,865	415,868
Kura Sushi USA, Inc., Class A(x)*	1,270	15,189
Lindblad Expeditions Holdings, Inc.*	22,281	92,912
Marriott Vacations Worldwide Corp.	21,769	1,209,921
Monarch Casino & Resort, Inc.*	8,613	241,767
Nathan’s Famous, Inc.	2,088	127,368
Noodles & Co.*	19,335	91,068
Papa John’s International, Inc.(x)	11,505	614,022
Penn National Gaming, Inc.*	58,293	737,406
PlayAGS, Inc.*	15,692	41,584
Potbelly Corp.*	17,735	54,801
RCI Hospitality Holdings, Inc.	5,892	58,743
Red Lion Hotels Corp.*	14,455	21,104
Red Robin Gourmet Burgers, Inc.(x)*	7,428	63,287
Red Rock Resorts, Inc., Class A	34,429	294,368
Ruth’s Hospitality Group, Inc.	25,717	171,790
Scientific Games Corp., Class A*	28,936	280,679
SeaWorld Entertainment, Inc.*	23,948	263,907
Shake Shack, Inc., Class A(x)*	14,632	552,212
Target Hospitality Corp.*	26,319	52,375
Texas Roadhouse, Inc.	34,677	1,432,160
Twin River Worldwide Holdings, Inc.(x)	12,753	165,917
Wingstop, Inc.	15,492	1,234,712

		14,986,383

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	5,403	29,446
Beazer Homes USA, Inc.*	22,749	146,504
Casper Sleep, Inc.(x)*	2,295	9,846
Cavco Industries, Inc.*	4,487	650,346
Century Communities, Inc.*	14,054	203,924
Ethan Allen Interiors, Inc.	13,712	140,137
Flexsteel Industries, Inc.	3,198	35,050
GoPro, Inc., Class A(x)*	78,159	204,777
Green Brick Partners, Inc.*	16,095	129,565
Hamilton Beach Brands Holding Co., Class A	5,395	51,306
Helen of Troy Ltd.*	13,372	1,925,969
Hooker Furniture Corp.	6,694	104,493
Installed Building Products, Inc.*	11,779	469,629
iRobot Corp.(x)*	14,610	597,549
KB Home	44,522	805,848
La-Z-Boy, Inc.	22,642	465,293
Legacy Housing Corp.*	4,966	45,935
LGI Homes, Inc.*	10,211	461,027
Lifetime Brands, Inc.	5,779	32,651
Lovesac Co. (The)(x)*	7,154	41,708
M.D.C. Holdings, Inc.	26,451	613,663
M/I Homes, Inc.*	14,002	231,453
Meritage Homes Corp.*	19,499	711,908
Purple Innovation, Inc.*	13,425	76,254
Skyline Champion Corp.*	25,622	401,753
Sonos, Inc.*	38,421	325,810
Taylor Morrison Home Corp., Class A*	64,416	708,576
TopBuild Corp.*	17,321	1,240,876
TRI Pointe Group, Inc.*	72,974	639,982
Tupperware Brands Corp.(x)	24,355	39,455
Universal Electronics, Inc.*	6,826	261,914
ZAGG, Inc.(x)*	18,615	57,893

		11,860,540

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	13,659	180,709
Duluth Holdings, Inc., Class B(x)*	9,336	37,437
Groupon, Inc.(x)*	247,726	242,821
Lands’ End, Inc.*	12,022	64,198
Leaf Group Ltd.*	6,832	9,155
Liquidity Services, Inc.*	17,015	66,018
Overstock.com, Inc.*	6,000	29,940
PetMed Express, Inc.(x)	10,049	289,210
Quotient Technology, Inc.*	36,852	239,538
RealReal, Inc. (The)(x)*	24,639	172,719
Rubicon Project, Inc. (The)*	38,064	211,255
Shutterstock, Inc.	9,862	317,162
Stamps.com, Inc.*	8,622	1,121,550
Stitch Fix, Inc., Class A(x)*	21,095	267,907
Waitr Holdings, Inc.(x)*	56,854	69,930

		3,319,549

Leisure Products (0.3%)
Acushnet Holdings Corp.	18,217	468,541
American Outdoor Brands Corp.*	25,749	213,717
Callaway Golf Co.	48,356	494,198
Clarus Corp.	12,249	120,040
Escalade, Inc.	3,712	22,087
Johnson Outdoors, Inc., Class A	2,836	177,817
Malibu Boats, Inc., Class A*	9,759	280,962
Marine Products Corp.	7,683	62,079
MasterCraft Boat Holdings, Inc.*	9,710	70,883
Sturm Ruger & Co., Inc.	8,809	448,466
Vista Outdoor, Inc.*	27,506	242,053
YETI Holdings, Inc.(x)*	28,987	565,826

		3,166,669

Multiline Retail (0.1%)
Big Lots, Inc.(x)	19,604	278,769
Dillard’s, Inc., Class A(x)	5,595	206,735
JC Penney Co., Inc.(x)*	150,433	54,156

		539,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.3%)
Aaron’s, Inc.	34,671	$789,805
Abercrombie & Fitch Co., Class A	33,226	302,024
American Eagle Outfitters, Inc.	80,420	639,339
America’s Car-Mart, Inc.*	3,209	180,827
Asbury Automotive Group, Inc.*	9,821	542,414
Ascena Retail Group, Inc.(x)*	4,153	5,773
At Home Group, Inc.(x)*	19,026	38,432
Barnes & Noble Education, Inc.*	25,657	34,893
Bed Bath & Beyond, Inc.(x)	61,207	257,681
Boot Barn Holdings, Inc.*	13,552	175,227
Buckle, Inc. (The)(x)	14,351	196,752
Caleres, Inc.	30,643	159,344
Camping World Holdings, Inc., Class A(x)	31,346	178,359
Cato Corp. (The), Class A	14,086	150,298
Chico’s FAS, Inc.	96,485	124,466
Children’s Place, Inc. (The)(x)	11,455	224,060
Citi Trends, Inc.	7,306	65,023
Conn’s, Inc.(x)*	10,377	43,376
Container Store Group, Inc. (The)(x)*	18,159	42,855
Designer Brands, Inc., Class A	33,710	167,876
Express, Inc.*	23,468	34,967
GameStop Corp., Class A(x)*	38,585	135,047
Genesco, Inc.*	7,758	103,492
GNC Holdings, Inc., Class A(x)*	62,110	29,074
Group 1 Automotive, Inc.	9,752	431,624
Guess?, Inc.(x)	25,316	171,389
Haverty Furniture Cos., Inc.	11,199	133,156
Hibbett Sports, Inc.(x)*	10,494	114,752
Hudson Ltd., Class A*	24,441	122,694
J. Jill, Inc.(x)*	14,439	7,976
Lithia Motors, Inc., Class A	11,725	958,988
Lumber Liquidators Holdings, Inc.(x)*	18,230	85,499
MarineMax, Inc.*	10,899	113,568
Michaels Cos., Inc. (The)(x)*	77,640	125,777
Monro, Inc.	16,562	725,581
Murphy USA, Inc.*	15,253	1,286,743
National Vision Holdings, Inc.*	40,149	779,694
Office Depot, Inc.	274,584	450,318
OneWater Marine, Inc., Class A(x)*	1,669	12,768
Party City Holdco, Inc.(x)*	31,679	14,518
Rent-A-Center, Inc.	24,527	346,812
RH(x)*	8,634	867,458
RTW RetailWinds, Inc.(x)*	11,484	2,413
Sally Beauty Holdings, Inc.*	60,603	489,672
Shoe Carnival, Inc.(x)	6,028	125,202
Signet Jewelers Ltd.	26,226	169,158
Sleep Number Corp.*	14,332	274,601
Sonic Automotive, Inc., Class A	13,625	180,940
Sportsman’s Warehouse Holdings, Inc.*	29,055	178,979
Tailored Brands, Inc.(x)	18,903	32,891
Tilly’s, Inc., Class A	14,231	58,774
Winmark Corp.	1,475	187,944
Zumiez, Inc.*	10,912	188,996

		13,260,289

Textiles, Apparel & Luxury Goods (0.6%)
Centric Brands, Inc.(x)*	6,743	7,552
Crocs, Inc.*	37,114	630,567
Culp, Inc.	7,089	52,175
Deckers Outdoor Corp.*	14,775	1,979,850
Delta Apparel, Inc.*	2,750	28,627
Fossil Group, Inc.*	23,021	75,739
G-III Apparel Group Ltd.*	22,414	172,588
Kontoor Brands, Inc.(x)	22,564	432,552
Movado Group, Inc.	10,263	121,309
Oxford Industries, Inc.	8,454	306,542
Rocky Brands, Inc.	2,984	57,740
Steven Madden Ltd.	44,074	1,023,839
Superior Group of Cos., Inc.	5,910	49,999
Unifi, Inc.*	9,261	106,965
Vera Bradley, Inc.*	12,426	51,195
Vince Holding Corp.(x)*	1,373	5,327
Wolverine World Wide, Inc.	41,986	638,187

		5,740,753

Total Consumer Discretionary		67,708,146

Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,546	1,670,928
Celsius Holdings, Inc.(x)*	23,605	99,377
Coca-Cola Consolidated, Inc.	2,438	508,396
Craft Brew Alliance, Inc.(x)*	7,270	108,323
MGP Ingredients, Inc.	9,650	259,488
National Beverage Corp.(x)*	5,569	237,518
New Age Beverages Corp.(x)*	76,784	106,730

		2,990,760

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	15,645	293,344
BJ’s Wholesale Club Holdings, Inc.*	58,353	1,486,251
Chefs’ Warehouse, Inc. (The)*	18,845	189,769
HF Foods Group, Inc.(x)*	13,202	110,765
Ingles Markets, Inc., Class A	6,634	239,885
Natural Grocers by Vitamin Cottage, Inc.	8,583	73,041
Performance Food Group Co.*	59,263	1,464,981
PriceSmart, Inc.	11,687	614,152
Rite Aid Corp.(x)*	28,098	421,470
SpartanNash Co.	19,234	275,431
United Natural Foods, Inc.*	26,262	241,085
Village Super Market, Inc., Class A	5,153	126,661
Weis Markets, Inc.	5,062	210,883

		5,747,718

Food Products (1.1%)
Alico, Inc.	2,305	71,547
B&G Foods, Inc.(x)	32,180	582,136
Bridgford Foods Corp.*	1,102	25,423
Calavo Growers, Inc.	8,496	490,134
Cal-Maine Foods, Inc.	16,058	706,231
Darling Ingredients, Inc.*	86,557	1,659,298
Farmer Brothers Co.*	9,545	66,433
Fresh Del Monte Produce, Inc.	16,075	443,831
Freshpet, Inc.*	18,533	1,183,703
Hostess Brands, Inc.*	62,009	661,016
J&J Snack Foods Corp.	7,775	940,775
John B Sanfilippo & Son, Inc.	4,419	395,059
Lancaster Colony Corp.	9,833	1,422,245
Landec Corp.*	16,658	144,758
Limoneira Co.	9,628	126,127
Sanderson Farms, Inc.	10,264	1,265,756
Seneca Foods Corp., Class A*	3,635	144,600
Simply Good Foods Co. (The)*	42,827	824,848
Tootsie Roll Industries, Inc.(x)	9,736	350,106

		11,504,026

Household Products (0.2%)
Central Garden & Pet Co.*	5,779	158,923
Central Garden & Pet Co., Class A*	20,598	526,691
Oil-Dri Corp. of America	3,461	115,736
WD-40 Co.	7,385	1,483,277

		2,284,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
BellRing Brands, Inc., Class A*	20,660	$352,253
Edgewell Personal Care Co.*	28,165	678,213
elf Beauty, Inc.*	16,129	158,709
Inter Parfums, Inc.	9,239	428,228
Lifevantage Corp.*	9,063	93,349
Medifast, Inc.(x)	5,500	343,750
Nature’s Sunshine Products, Inc.*	4,775	38,821
Revlon, Inc., Class A(x)*	6,100	66,673
USANA Health Sciences, Inc.*	6,239	360,365
Youngevity International, Inc.(x)*	5,372	3,760

		2,524,121

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	112,099	84,074
Pyxus International, Inc.(x)*	12,366	38,458
Turning Point Brands, Inc.(x)	5,653	119,335
Universal Corp.	12,478	551,652
Vector Group Ltd.	58,423	550,345

		1,343,864

Total Consumer Staples		26,395,116

Energy (1.3%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	63,847	240,065
Cactus, Inc., Class A	24,019	278,620
Covia Holdings Corp.(x)*	39,335	22,476
Diamond Offshore Drilling, Inc.(x)*	52,620	96,295
DMC Global, Inc.(x)	10,323	237,532
Dril-Quip, Inc.*	18,189	554,764
Era Group, Inc.*	10,195	54,339
Exterran Corp.*	14,314	68,707
Forum Energy Technologies, Inc.*	52,696	9,343
Frank’s International NV*	60,958	157,881
FTS International, Inc.(x)*	33,267	7,419
Geospace Technologies Corp.*	4,604	29,466
Helix Energy Solutions Group, Inc.*	70,298	115,289
Independence Contract Drilling, Inc.(x)*	1,023	1,432
KLX Energy Services Holdings, Inc.(x)*	14,364	10,055
Liberty Oilfield Services, Inc., Class A(x)	36,924	99,326
Mammoth Energy Services, Inc.(x)	14,425	10,801
Matrix Service Co.*	13,246	125,440
Nabors Industries Ltd.(x)	179,555	70,044
National Energy Services Reunited Corp.(x)*	18,155	92,227
Natural Gas Services Group, Inc.*	5,941	26,497
NCS Multistage Holdings, Inc.*	10,383	6,645
Newpark Resources, Inc.*	45,067	40,425
NexTier Oilfield Solutions, Inc.*	83,478	97,669
Nine Energy Service, Inc.(x)*	10,440	8,439
Noble Corp. plc(x)*	186,061	48,376
Oceaneering International, Inc.*	48,453	142,452
Oil States International, Inc.*	29,896	60,689
Pacific Drilling SA*	13,187	5,670
ProPetro Holding Corp.*	41,416	103,540
RigNet, Inc.*	8,291	14,924
RPC, Inc.(x)	50,009	103,019
SEACOR Holdings, Inc.*	8,215	221,476
SEACOR Marine Holdings, Inc.*	10,216	44,746
Seadrill Ltd.(x)*	37,499	16,125
Select Energy Services, Inc., Class A*	38,755	125,179
Smart Sand, Inc.(x)*	6,912	7,188
Solaris Oilfield Infrastructure, Inc., Class A	15,100	79,275
TETRA Technologies, Inc.*	70,440	22,541
Tidewater, Inc.*	19,898	140,878
US Silica Holdings, Inc.(x)	37,534	67,561
US Well Services, Inc.*	6,984	2,095

		3,666,930

Oil, Gas & Consumable Fuels (0.9%)
Abraxas Petroleum Corp.(x)*	64,488	7,803
Altus Midstream Co.(x)*	36,330	27,248
Amplify Energy Corp.	14,754	8,349
Arch Coal, Inc., Class A(x)	8,378	242,124
Ardmore Shipping Corp.	18,493	97,088
Berry Corp.	28,081	67,675
Bonanza Creek Energy, Inc.*	9,788	110,115
Brigham Minerals, Inc., Class A	15,804	130,699
California Resources Corp.(x)*	23,745	23,745
Callon Petroleum Co.(x)*	198,730	108,884
Chaparral Energy, Inc., Class A(x)*	10,810	5,081
Clean Energy Fuels Corp.*	77,317	137,624
CNX Resources Corp.*	94,799	504,331
Comstock Resources, Inc.(x)*	15,541	83,766
CONSOL Energy, Inc.(x)*	12,944	47,763
Contura Energy, Inc.*	9,810	23,054
CVR Energy, Inc.(x)	15,045	248,694
Delek US Holdings, Inc.	37,947	598,045
Denbury Resources, Inc.(x)*	227,091	41,921
DHT Holdings, Inc.	55,380	424,765
Diamond S Shipping, Inc., Class S*	13,860	163,687
Dorian LPG Ltd.*	19,807	172,519
Earthstone Energy, Inc., Class A(x)*	5,647	9,939
Energy Fuels, Inc.(x)*	55,446	65,426
Evolution Petroleum Corp.	17,578	45,879
Extraction Oil & Gas, Inc.(x)*	50,828	21,449
Falcon Minerals Corp.	20,126	43,271
GasLog Ltd.(x)	20,979	75,944
Golar LNG Ltd.(x)	46,853	369,202
Goodrich Petroleum Corp.*	2,482	10,573
Green Plains, Inc.	19,693	95,511
Gulfport Energy Corp.(x)*	81,415	36,205
Hallador Energy Co.	7,074	6,713
HighPoint Resources Corp.*	88,254	16,768
International Seaways, Inc.	12,710	303,642
Laredo Petroleum, Inc.*	86,573	32,880
Magnolia Oil & Gas Corp., Class A(x)*	52,270	209,080
Matador Resources Co.(x)*	55,082	136,603
Montage Resources Corp.(x)*	10,543	23,722
NACCO Industries, Inc., Class A	2,374	66,425
NextDecade Corp.*	7,377	13,869
Nordic American Tankers Ltd.	78,694	356,484
Northern Oil and Gas, Inc.(x)*	148,584	98,526
Oasis Petroleum, Inc.(x)*	165,881	58,058
Overseas Shipholding Group, Inc., Class A*	25,536	57,967
Panhandle Oil and Gas, Inc., Class A	7,678	28,332
Par Pacific Holdings, Inc.*	24,803	176,101
PDC Energy, Inc.*	51,616	320,535
Peabody Energy Corp.	34,387	99,722
Penn Virginia Corp.*	6,698	20,697
PrimeEnergy Resources Corp.*	381	28,194
QEP Resources, Inc.	123,947	41,460
Renewable Energy Group, Inc.*	18,116	371,922
REX American Resources Corp.*	3,234	150,413
Ring Energy, Inc.(x)*	35,256	23,223
Rosehill Resources, Inc.*	3,631	1,489
SandRidge Energy, Inc.*	14,765	13,275
Scorpio Tankers, Inc.	22,119	422,915
SFL Corp. Ltd.	41,976	397,513
SilverBow Resources, Inc.(x)*	3,056	7,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SM Energy Co.(x)	57,764	$70,472
Southwestern Energy Co.(x)*	276,897	467,956
Talos Energy, Inc.*	17,195	98,871
Teekay Corp.*	37,802	119,454
Teekay Tankers Ltd., Class A*	14,006	311,493
Tellurian, Inc.(x)*	47,698	43,114
Unit Corp.(x)*	21,319	5,543
Uranium Energy Corp.(x)*	100,146	56,082
W&T Offshore, Inc.(x)*	62,771	106,711
Whiting Petroleum Corp.(x)*	47,735	32,002
World Fuel Services Corp.	32,273	812,634

		9,656,787

Total Energy		13,323,717

Financials (12.5%)
Banks (6.8%)
1st Constitution Bancorp	4,154	55,041
1st Source Corp.	7,642	247,830
ACNB Corp.	4,269	128,070
Allegiance Bancshares, Inc.	10,022	241,630
Amalgamated Bank, Class A	10,162	109,953
Amerant Bancorp, Inc.*	10,440	160,672
American National Bankshares, Inc.	5,891	140,795
Ameris Bancorp	31,528	749,105
Ames National Corp.	5,698	116,524
Arrow Financial Corp.	7,094	197,710
Atlantic Capital Bancshares, Inc.*	12,620	149,799
Atlantic Union Bankshares Corp.	42,119	922,406
Banc of California, Inc.	26,698	213,584
BancFirst Corp.	9,189	306,637
Bancorp, Inc. (The)*	30,828	187,126
BancorpSouth Bank	50,834	961,779
Bank First Corp.(x)	3,213	179,928
Bank of Commerce Holdings	10,230	80,510
Bank of Marin Bancorp	6,694	200,820
Bank of NT Butterfield & Son Ltd. (The)	28,786	490,226
Bank of Princeton (The)	3,153	73,307
Bank7 Corp.	3,910	31,045
BankFinancial Corp.	9,030	79,554
Bankwell Financial Group, Inc.	4,409	67,281
Banner Corp.	16,681	551,140
Bar Harbor Bankshares	8,376	144,737
Baycom Corp.*	4,635	55,852
BCB Bancorp, Inc.	9,584	102,070
Berkshire Hills Bancorp, Inc.	25,217	374,725
Boston Private Financial Holdings, Inc.	38,213	273,223
Bridge Bancorp, Inc.	8,231	174,168
Brookline Bancorp, Inc.	37,650	424,692
Bryn Mawr Bank Corp.	9,951	282,409
Business First Bancshares, Inc.	7,573	102,235
Byline Bancorp, Inc.	13,441	139,383
C&F Financial Corp.	1,844	73,576
Cadence Bancorp	63,839	418,145
Cambridge Bancorp(x)	2,665	138,580
Camden National Corp.	7,554	237,573
Capital Bancorp, Inc.*	6,468	80,979
Capital City Bank Group, Inc.	7,710	155,125
Capstar Financial Holdings, Inc.	9,528	94,232
Carolina Financial Corp.	11,651	301,411
Carter Bank & Trust	13,652	125,325
Cathay General Bancorp	40,378	926,675
CBTX, Inc.	9,874	175,461
CenterState Bank Corp.	64,859	1,117,521
Central Pacific Financial Corp.	11,835	188,176
Central Valley Community Bancorp	6,763	88,190
Century Bancorp, Inc., Class A	1,897	118,069
Chemung Financial Corp.	2,160	71,237
Citizens & Northern Corp.	7,067	141,340
City Holding Co.	8,217	546,677
Civista Bancshares, Inc.	9,075	135,762
CNB Financial Corp.	8,500	160,395
Coastal Financial Corp.*	5,101	53,612
Codorus Valley Bancorp, Inc.	5,423	87,310
Colony Bankcorp, Inc.	3,385	42,312
Columbia Banking System, Inc.	36,651	982,247
Community Bank System, Inc.	26,646	1,566,785
Community Bankers Trust Corp.	11,919	57,807
Community Financial Corp. (The)	2,902	64,134
Community Trust Bancorp, Inc.	8,076	256,736
ConnectOne Bancorp, Inc.	16,853	226,504
CrossFirst Bankshares, Inc.*	20,901	175,568
Customers Bancorp, Inc.*	17,773	194,259
CVB Financial Corp.	70,064	1,404,783
Dime Community Bancshares, Inc.	14,372	197,040
Eagle Bancorp, Inc.	17,580	531,092
Enterprise Bancorp, Inc.	5,299	143,020
Enterprise Financial Services Corp.	11,791	329,087
Equity Bancshares, Inc., Class A*	8,625	148,781
Esquire Financial Holdings, Inc.*	3,918	58,966
Evans Bancorp, Inc.	3,140	76,333
Farmers & Merchants Bancorp, Inc.	5,910	153,128
Farmers National Banc Corp.	13,610	158,284
FB Financial Corp.	10,786	212,700
Fidelity D&D Bancorp, Inc.(x)	1,672	85,305
Financial Institutions, Inc.	8,546	155,024
First Bancorp (Nasdaq Stock Exchange)	14,723	339,807
First Bancorp (Quotrix Stock Exchange)	111,418	592,744
First Bancorp, Inc.	6,356	139,832
First Bancshares, Inc. (The)	9,634	183,720
First Bank	8,779	60,926
First Busey Corp.	26,202	448,316
First Business Financial Services, Inc.	5,049	78,259
First Capital, Inc.(x)	1,908	114,289
First Choice Bancorp	6,380	95,764
First Commonwealth Financial Corp.	45,468	415,578
First Community Bankshares, Inc.	8,757	204,038
First Financial Bancorp	50,705	756,012
First Financial Bankshares, Inc.(x)	67,904	1,822,543
First Financial Corp.	6,571	221,574
First Financial Northwest, Inc.	4,794	48,132
First Foundation, Inc.	19,262	196,858
First Guaranty Bancshares, Inc.	3,400	49,062
First Internet Bancorp	6,554	107,617
First Interstate BancSystem, Inc., Class A	19,211	554,045
First Merchants Corp.	30,095	797,217
First Mid Bancshares, Inc.	7,663	181,920
First Midwest Bancorp, Inc.	54,466	720,858
First Northwest Bancorp	5,454	59,285
First of Long Island Corp. (The)	12,209	211,826
Flushing Financial Corp.	13,963	186,546
FNCB Bancorp, Inc.	7,153	49,427
Franklin Financial Network, Inc.	7,393	150,743
Franklin Financial Services Corp.	2,661	73,044
Fulton Financial Corp.	85,766	985,451
FVCBankcorp, Inc.*	7,425	98,901
German American Bancorp, Inc.	12,162	333,847
Glacier Bancorp, Inc.	46,818	1,592,046
Great Southern Bancorp, Inc.	5,896	238,198
Great Western Bancorp, Inc.	28,727	588,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancshares, Inc.	5,433	$125,720
Hancock Whitney Corp.	45,934	896,632
Hanmi Financial Corp.	16,158	175,314
HarborOne Bancorp, Inc.*	21,545	162,234
Hawthorn Bancshares, Inc.	3,069	56,316
HBT Financial, Inc.	5,457	57,462
Heartland Financial USA, Inc.	17,463	527,383
Heritage Commerce Corp.	29,106	223,243
Heritage Financial Corp.	18,623	372,460
Hilltop Holdings, Inc.	36,699	554,889
Home BancShares, Inc.	81,790	980,662
HomeTrust Bancshares, Inc.	9,415	149,887
Hope Bancorp, Inc.	66,342	545,331
Horizon Bancorp, Inc.	19,732	194,558
Howard Bancorp, Inc.*	8,483	92,125
IBERIABANK Corp.	26,322	951,804
Independent Bank Corp./MA	17,531	1,128,470
Independent Bank Corp./MI	12,863	165,547
Independent Bank Group, Inc.	18,191	430,763
International Bancshares Corp.	29,575	794,976
Investar Holding Corp.	5,860	74,832
Investors Bancorp, Inc.	120,915	966,111
Lakeland Bancorp, Inc.	23,598	255,094
Lakeland Financial Corp.	12,277	451,180
LCNB Corp.	7,927	99,880
Level One Bancorp, Inc.	3,591	64,638
Live Oak Bancshares, Inc.	13,628	169,941
Macatawa Bank Corp.	16,703	118,925
Mackinac Financial Corp.	4,008	41,884
MainStreet Bancshares, Inc.*	3,771	63,202
Malvern Bancorp, Inc.*	4,329	53,030
Mercantile Bank Corp.	8,695	184,073
Metrocity Bankshares, Inc.(x)	7,267	85,315
Metropolitan Bank Holding Corp.*	4,395	118,357
Mid Penn Bancorp, Inc.	4,199	85,030
Midland States Bancorp, Inc.	12,176	212,958
MidWestOne Financial Group, Inc.	6,920	144,905
MutualFirst Financial, Inc.	3,843	108,373
MVB Financial Corp.	4,884	62,271
National Bank Holdings Corp., Class A	14,912	356,397
National Bankshares, Inc.	3,780	120,582
NBT Bancorp, Inc.	21,565	698,490
Nicolet Bankshares, Inc.*	4,750	259,255
Northeast Bank	4,807	56,050
Northrim BanCorp, Inc.	4,257	114,939
Norwood Financial Corp.	3,530	94,251
Oak Valley Bancorp	3,381	53,217
OFG Bancorp	27,736	310,088
Ohio Valley Banc Corp.	2,341	70,183
Old National Bancorp	89,104	1,175,282
Old Second Bancorp, Inc.	16,610	114,775
Opus Bank	14,409	249,708
Origin Bancorp, Inc.	9,596	194,319
Orrstown Financial Services, Inc.	5,927	81,615
Pacific Mercantile Bancorp*	10,868	51,188
Pacific Premier Bancorp, Inc.	30,046	566,067
Park National Corp.	6,992	542,859
Parke Bancorp, Inc.	6,739	90,909
PCB Bancorp	8,224	80,431
Peapack Gladstone Financial Corp.	10,283	184,580
Penns Woods Bancorp, Inc.	3,943	95,815
Peoples Bancorp of North Carolina, Inc.	2,602	52,977
Peoples Bancorp, Inc.	9,731	215,542
Peoples Financial Services Corp.	3,954	157,132
People’s Utah Bancorp	9,230	178,785
Preferred Bank	8,027	271,473
Premier Financial Bancorp, Inc.	8,638	107,111
Professional Holding Corp., Class A*	850	13,558
QCR Holdings, Inc.	7,459	201,915
RBB Bancorp	9,711	133,235
Red River Bancshares, Inc.	3,015	112,218
Reliant Bancorp, Inc.	5,824	65,636
Renasant Corp.	28,543	623,379
Republic Bancorp, Inc., Class A	5,385	177,867
Republic First Bancorp, Inc.*	25,598	56,060
Richmond Mutual Bancorporation, Inc.*	4,960	50,592
S&T Bancorp, Inc.	19,466	531,811
Sandy Spring Bancorp, Inc.	17,206	389,544
SB One Bancorp	5,948	101,116
Seacoast Banking Corp. of Florida*	25,676	470,128
Select Bancorp, Inc.*	9,204	70,227
ServisFirst Bancshares, Inc.	25,099	735,903
Shore Bancshares, Inc.	7,680	83,328
Sierra Bancorp	8,289	145,721
Silvergate Capital Corp., Class A*	1,000	9,540
Simmons First National Corp., Class A	49,472	910,285
SmartFinancial, Inc.	8,250	125,483
South Plains Financial, Inc.	6,135	95,031
South State Corp.	18,023	1,058,491
Southern First Bancshares, Inc.*	4,342	123,183
Southern National Bancorp of Virginia, Inc.	13,165	129,544
Southside Bancshares, Inc.	17,495	531,673
Spirit of Texas Bancshares, Inc.*	8,164	84,416
Stock Yards Bancorp, Inc.	10,711	309,869
Summit Financial Group, Inc.	7,113	150,867
Tompkins Financial Corp.	7,453	535,125
Towne Bank	36,421	658,856
TriCo Bancshares	14,197	423,355
TriState Capital Holdings, Inc.*	14,279	138,078
Triumph Bancorp, Inc.*	13,650	354,900
Trustmark Corp.	32,915	766,920
UMB Financial Corp.	22,563	1,046,472
Union Bankshares, Inc.	2,352	52,920
United Bankshares, Inc.	52,502	1,211,746
United Community Banks, Inc.	37,085	679,026
United Security Bancshares	7,386	47,270
Unity Bancorp, Inc.	4,644	54,335
Univest Financial Corp.	13,931	227,354
Valley National Bancorp	204,308	1,493,491
Veritex Holdings, Inc.	26,296	367,355
Washington Trust Bancorp, Inc.	8,483	310,138
WesBanco, Inc.	34,795	824,642
West Bancorporation, Inc.	9,172	149,962
Westamerica Bancorp	13,810	811,752

		70,202,098

Capital Markets (1.1%)
Ares Management Corp.	38,141	1,179,701
Artisan Partners Asset Management, Inc., Class A	25,713	552,572
Assetmark Financial Holdings, Inc.*	7,800	159,042
Associated Capital Group, Inc., Class A	2,409	73,715
B. Riley Financial, Inc.	10,885	200,502
Blucora, Inc.*	24,798	298,816
Brightsphere Investment Group, Inc.	34,120	218,027
Calamos Asset Management, Inc.(r)*	6,666	—
Cohen & Steers, Inc.	12,333	560,535
Cowen, Inc., Class A	20,121	194,369
Diamond Hill Investment Group, Inc.	1,833	165,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Donnelley Financial Solutions, Inc.*	21,709	$114,406
Federated Hermes, Inc., Class B	49,714	947,052
Focus Financial Partners, Inc., Class A*	14,961	344,253
GAIN Capital Holdings, Inc.(x)	20,531	114,563
GAMCO Investors, Inc., Class A	5,250	57,697
Greenhill & Co., Inc.	11,904	117,135
Hamilton Lane, Inc., Class A	11,020	609,516
Houlihan Lokey, Inc.	21,851	1,138,874
INTL. FCStone, Inc.*	7,599	275,540
Moelis & Co., Class A	25,867	726,863
Oppenheimer Holdings, Inc., Class A	5,914	116,861
Piper Sandler Cos	7,011	354,546
PJT Partners, Inc., Class A	12,966	562,595
Pzena Investment Management, Inc., Class A	15,456	68,934
Safeguard Scientifics, Inc.	7,650	42,457
Sculptor Capital Management, Inc.	10,008	135,508
Siebert Financial Corp.(x)*	6,140	44,331
Silvercrest Asset Management Group, Inc., Class A	4,481	42,390
Stifel Financial Corp.	34,774	1,435,471
Value Line, Inc.	1,888	61,077
Virtus Investment Partners, Inc.	3,073	233,886
Waddell & Reed Financial, Inc., Class A	34,335	390,732
Westwood Holdings Group, Inc.	5,655	103,543
WisdomTree Investments, Inc.	67,509	157,296

		11,798,215

Consumer Finance (0.5%)
Curo Group Holdings Corp.(x)	18,050	95,665
Elevate Credit, Inc.*	22,275	23,166
Encore Capital Group, Inc.*	14,986	350,373
Enova International, Inc.*	15,507	224,697
EZCORP, Inc., Class A*	37,836	157,776
FirstCash, Inc.	21,742	1,559,771
Green Dot Corp., Class A*	25,897	657,525
LendingClub Corp.*	33,951	266,515
Medallion Financial Corp.*	16,680	31,025
Nelnet, Inc., Class A	8,590	390,072
Oportun Financial Corp.*	4,877	51,452
PRA Group, Inc.*	23,606	654,358
Regional Management Corp.*	6,368	86,987
World Acceptance Corp.*	3,726	203,477

		4,752,859

Diversified Financial Services (0.2%)
Alerus Financial Corp.	1,000	16,520
Banco Latinoamericano de Comercio Exterior SA, Class E	16,762	172,816
Cannae Holdings, Inc.*	38,317	1,283,236
FGL Holdings	81,543	799,122
GWG Holdings, Inc.(x)*	2,633	26,751
Marlin Business Services Corp.	5,280	58,978
On Deck Capital, Inc.*	35,609	54,838

		2,412,261

Insurance (2.0%)
Ambac Financial Group, Inc.*	23,917	295,136
American Equity Investment Life Holding Co.	47,508	893,150
AMERISAFE, Inc.	9,924	639,800
Argo Group International Holdings Ltd.	16,548	613,269
Benefytt Technologies, Inc., Class A(x)*	6,165	138,034
BRP Group, Inc., Class A*	11,242	118,603
Citizens, Inc.(x)*	27,189	177,272
CNO Financial Group, Inc.	77,849	964,549
Crawford & Co., Class A	11,366	81,835
Donegal Group, Inc., Class A	6,920	105,184
eHealth, Inc.*	12,154	1,711,526
Employers Holdings, Inc.	14,226	576,295
Enstar Group Ltd.*	6,122	973,704
FBL Financial Group, Inc., Class A	4,942	230,643
FedNat Holding Co.	8,809	101,127
Genworth Financial, Inc., Class A*	261,596	868,499
Global Indemnity Ltd.	5,012	127,806
Goosehead Insurance, Inc., Class A*	5,860	261,532
Greenlight Capital Re Ltd., Class A(x)*	22,365	133,072
Hallmark Financial Services, Inc.*	9,932	40,125
HCI Group, Inc.	3,687	148,402
Heritage Insurance Holdings, Inc.	14,298	153,132
Horace Mann Educators Corp.	19,891	727,812
Independence Holding Co.	3,437	87,850
Investors Title Co.	916	117,248
James River Group Holdings Ltd.	15,054	545,557
Kinsale Capital Group, Inc.	10,963	1,145,962
MBIA, Inc.*	38,632	275,833
National General Holdings Corp.	34,873	577,148
National Western Life Group, Inc., Class A	1,144	196,768
NI Holdings, Inc.*	7,329	99,381
Palomar Holdings, Inc.*	9,661	561,884
ProAssurance Corp.	25,073	626,825
ProSight Global, Inc.*	5,040	49,140
Protective Insurance Corp., Class B	6,985	96,044
RLI Corp.	21,289	1,871,942
Safety Insurance Group, Inc.	7,739	653,404
Selective Insurance Group, Inc.	31,485	1,564,805
State Auto Financial Corp.	9,068	252,000
Stewart Information Services Corp.	11,166	297,797
Third Point Reinsurance Ltd.*	38,580	285,878
Tiptree, Inc.	13,325	69,557
Trupanion, Inc.(x)*	14,011	364,706
United Fire Group, Inc.	11,089	361,612
United Insurance Holdings Corp.	13,752	127,068
Universal Insurance Holdings, Inc.	14,697	263,370
Watford Holdings Ltd.*	10,261	150,324

		20,722,610

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	16,225	44,456
Anworth Mortgage Asset Corp. (REIT)	55,666	62,903
Apollo Commercial Real Estate Finance, Inc. (REIT)	78,305	581,023
Ares Commercial Real Estate Corp. (REIT)(x)	22,545	157,589
Arlington Asset Investment Corp. (REIT), Class A	23,857	52,247
ARMOUR Residential REIT, Inc. (REIT)	30,081	265,014
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	68,199	1,269,865
Capstead Mortgage Corp. (REIT)	50,462	211,940
Cherry Hill Mortgage Investment Corp. (REIT)	10,458	64,840
Colony Credit Real Estate, Inc. (REIT)	53,151	209,415
Dynex Capital, Inc. (REIT)	19,174	200,177
Ellington Financial, Inc. (REIT)	27,778	158,612
Exantas Capital Corp. (REIT)	10,613	29,292
Granite Point Mortgage Trust, Inc. (REIT)	29,962	151,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Great Ajax Corp. (REIT)	13,092	$83,265
Invesco Mortgage Capital, Inc. (REIT)	84,240	287,258
KKR Real Estate Finance Trust, Inc. (REIT)	16,495	247,590
Ladder Capital Corp. (REIT)	52,452	248,622
New York Mortgage Trust, Inc. (REIT)(x)	175,889	272,628
Orchid Island Capital, Inc. (REIT)(x)	54,384	160,433
PennyMac Mortgage Investment Trust (REIT)‡	47,203	501,296
Ready Capital Corp. (REIT)	22,667	163,656
Redwood Trust, Inc. (REIT)	57,828	292,610
TPG RE Finance Trust, Inc. (REIT)	38,340	210,487
Western Asset Mortgage Capital Corp. (REIT)	45,651	104,541

		6,031,666

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	30,188	547,308
Bridgewater Bancshares, Inc.*	14,386	140,264
Capitol Federal Financial, Inc.	68,861	799,476
Columbia Financial, Inc.*	25,183	362,635
ESSA Bancorp, Inc.	5,059	69,055
Essent Group Ltd.	51,496	1,356,405
Federal Agricultural Mortgage Corp., Class C	4,606	256,232
First Defiance Financial Corp.	18,129	267,221
Flagstar Bancorp, Inc.	17,917	355,294
FS Bancorp, Inc.	2,896	104,256
Greene County Bancorp, Inc.	2,651	61,927
Hingham Institution for Savings	912	132,231
Home Bancorp, Inc.	4,961	121,148
HomeStreet, Inc.	11,006	244,663
Kearny Financial Corp.	44,391	381,319
Luther Burbank Corp.	14,184	130,067
Merchants Bancorp	6,397	97,106
Meridian Bancorp, Inc.	25,647	287,759
Meta Financial Group, Inc.	17,482	379,709
MMA Capital Holdings, Inc.*	2,485	61,454
Mr Cooper Group, Inc.*	37,678	276,180
NMI Holdings, Inc., Class A*	33,197	385,417
Northfield Bancorp, Inc.	24,776	277,243
Northwest Bancshares, Inc.	47,675	551,600
OceanFirst Financial Corp.	26,932	428,488
Ocwen Financial Corp.*	92,415	46,208
OP Bancorp	7,887	58,837
PCSB Financial Corp.	9,856	137,885
PDL Community Bancorp*	6,250	64,188
PennyMac Financial Services, Inc.‡	6,308	139,470
Pioneer Bancorp, Inc.*	5,069	52,616
Provident Bancorp, Inc.*	7,724	66,581
Provident Financial Holdings, Inc.	2,938	44,746
Provident Financial Services, Inc.	30,617	393,735
Prudential Bancorp, Inc.	5,146	76,161
Radian Group, Inc.	108,153	1,400,581
Riverview Bancorp, Inc.	12,383	62,039
Southern Missouri Bancorp, Inc.	5,035	122,199
Sterling Bancorp, Inc.	11,401	49,024
Territorial Bancorp, Inc.	4,941	121,302
Timberland Bancorp, Inc.	4,381	80,129
TrustCo Bank Corp.	50,892	275,326
Velocity Financial, Inc.*	2,125	16,001
Walker & Dunlop, Inc.	14,047	565,673
Washington Federal, Inc.	39,887	1,035,467
Waterstone Financial, Inc.	11,830	172,008
Western New England Bancorp, Inc.	14,428	97,533
WSFS Financial Corp.	26,366	657,041

		13,809,207

Total Financials		129,728,916

Health Care (15.9%)
Biotechnology (7.0%)
89bio, Inc.(x)*	3,019	76,230
Abeona Therapeutics, Inc.*	32,267	67,761
ACADIA Pharmaceuticals, Inc.*	60,103	2,539,352
Acceleron Pharma, Inc.*	23,589	2,119,943
Acorda Therapeutics, Inc.(x)*	31,345	29,232
Adamas Pharmaceuticals, Inc.(x)*	16,873	48,763
ADMA Biologics, Inc.(x)*	50,826	146,379
Aduro Biotech, Inc.*	48,415	132,657
Adverum Biotechnologies, Inc.*	30,307	296,099
Aeglea BioTherapeutics, Inc.*	10,704	49,881
Affimed NV*	27,071	42,772
Agenus, Inc.(x)*	77,256	189,277
AgeX Therapeutics, Inc.(x)*	7,401	6,883
Aimmune Therapeutics, Inc.(x)*	23,246	335,207
Akcea Therapeutics, Inc.(x)*	10,806	154,526
Akebia Therapeutics, Inc.*	61,096	463,108
Akero Therapeutics, Inc.(x)*	6,754	143,185
Albireo Pharma, Inc.*	7,979	130,616
Aldeyra Therapeutics, Inc.(x)*	10,571	26,110
Alector, Inc.*	18,208	439,359
Allakos, Inc.(x)*	9,804	436,180
Allogene Therapeutics, Inc.(x)*	19,551	380,071
AMAG Pharmaceuticals, Inc.(x)*	26,167	161,712
Amicus Therapeutics, Inc.*	137,550	1,270,962
AnaptysBio, Inc.*	12,946	182,927
Anavex Life Sciences Corp.(x)*	18,991	59,822
Anika Therapeutics, Inc.*	7,254	209,713
Apellis Pharmaceuticals, Inc.*	28,931	775,061
Applied Therapeutics, Inc.(x)*	4,708	153,905
Aprea Therapeutics, Inc.*	4,286	148,981
Arcus Biosciences, Inc.*	18,222	252,921
Arcutis Biotherapeutics, Inc.*	6,133	182,763
Ardelyx, Inc.*	32,333	183,813
Arena Pharmaceuticals, Inc.*	26,939	1,131,438
Arrowhead Pharmaceuticals, Inc.*	52,090	1,498,629
Assembly Biosciences, Inc.*	14,482	214,768
Atara Biotherapeutics, Inc.*	32,861	279,647
Athenex, Inc.*	32,816	253,996
Athersys, Inc.(x)*	84,951	254,853
Atreca, Inc., Class A(x)*	10,229	169,290
Avid Bioservices, Inc.*	34,158	174,547
Avrobio, Inc.*	12,590	195,900
Beam Therapeutics, Inc.*	8,102	145,836
Beyondspring, Inc.(x)*	8,413	107,771
BioCryst Pharmaceuticals, Inc.(x)*	80,510	161,020
Biohaven Pharmaceutical Holding Co. Ltd.*	22,820	776,565
BioSpecifics Technologies Corp.*	3,794	214,627
Bioxcel Therapeutics, Inc.(x)*	5,277	117,941
Black Diamond Therapeutics, Inc.(x)*	7,089	176,871
Blueprint Medicines Corp.*	27,979	1,636,212
Bridgebio Pharma, Inc.(x)*	39,034	1,131,986
Cabaletta Bio, Inc.*	2,589	18,900
Calithera Biosciences, Inc.*	32,512	144,353
Calyxt, Inc.(x)*	8,345	27,789
CareDx, Inc.*	20,449	446,402
CASI Pharmaceuticals, Inc.(x)*	40,031	81,663
Castle Biosciences, Inc.(x)*	4,888	145,711
Catalyst Pharmaceuticals, Inc.*	52,996	204,035
Celcuity, Inc.*	2,526	16,419
Cellular Biomedicine Group, Inc.(x)*	7,771	122,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CEL-SCI Corp.(x)*	16,930	$195,372
Centogene NV*	1,976	39,520
Checkpoint Therapeutics, Inc.*	8,021	12,112
ChemoCentryx, Inc.*	21,371	858,687
Chimerix, Inc.*	19,420	27,965
Clovis Oncology, Inc.(x)*	30,446	193,637
Coherus Biosciences, Inc.*	31,308	507,816
Concert Pharmaceuticals, Inc.*	15,731	139,062
Constellation Pharmaceuticals, Inc.*	9,182	288,590
Corbus Pharmaceuticals Holdings, Inc.(x)*	40,999	214,835
Cortexyme, Inc.(x)*	6,404	292,086
Crinetics Pharmaceuticals, Inc.(x)*	7,242	106,457
Cue Biopharma, Inc.*	12,518	177,630
Cyclerion Therapeutics, Inc.(x)*	13,092	34,694
Cytokinetics, Inc.*	28,405	334,895
CytomX Therapeutics, Inc.*	28,479	218,434
Deciphera Pharmaceuticals, Inc.*	11,448	471,314
Denali Therapeutics, Inc.(x)*	27,053	473,698
Dicerna Pharmaceuticals, Inc.*	26,905	494,245
Dynavax Technologies Corp.(x)*	55,335	195,333
Eagle Pharmaceuticals, Inc.*	4,677	215,142
Editas Medicine, Inc.*	26,961	534,637
Eidos Therapeutics, Inc.(x)*	6,155	301,533
Eiger BioPharmaceuticals, Inc.*	12,042	81,886
Emergent BioSolutions, Inc.*	23,550	1,362,603
Enanta Pharmaceuticals, Inc.*	9,364	481,591
Enochian Biosciences, Inc.(x)*	4,328	12,984
Epizyme, Inc.*	39,524	613,017
Esperion Therapeutics, Inc.(x)*	13,185	415,723
Evelo Biosciences, Inc.(x)*	9,482	35,605
Fate Therapeutics, Inc.*	31,297	695,106
FibroGen, Inc.*	41,758	1,451,090
Five Prime Therapeutics, Inc.*	22,464	50,993
Flexion Therapeutics, Inc.(x)*	26,894	211,656
Forty Seven, Inc.*	13,160	1,255,727
Frequency Therapeutics, Inc.(x)*	4,938	87,946
G1 Therapeutics, Inc.*	17,423	192,001
Galectin Therapeutics, Inc.(x)*	11,222	21,995
Galera Therapeutics, Inc.*	600	5,700
Geron Corp.(x)*	105,603	125,668
Global Blood Therapeutics, Inc.*	30,888	1,578,068
GlycoMimetics, Inc.*	16,971	38,694
Gossamer Bio, Inc.*	22,776	231,176
Gritstone Oncology, Inc.(x)*	16,831	97,956
Halozyme Therapeutics, Inc.*	71,800	1,291,682
Harpoon Therapeutics, Inc.(x)*	6,046	70,013
Heron Therapeutics, Inc.*	42,062	493,808
Homology Medicines, Inc.*	15,707	244,087
Hookipa Pharma, Inc.*	3,913	32,282
IGM Biosciences, Inc.*	3,228	181,252
ImmunoGen, Inc.*	82,403	280,994
Immunomedics, Inc.*	100,104	1,349,402
Inovio Pharmaceuticals, Inc.(x)*	49,278	366,628
Insmed, Inc.*	46,240	741,227
Intellia Therapeutics, Inc.(x)*	17,999	220,128
Intercept Pharmaceuticals, Inc.(x)*	12,871	810,358
Invitae Corp.(x)*	44,152	603,558
Iovance Biotherapeutics, Inc.*	62,647	1,875,338
Ironwood Pharmaceuticals, Inc.*	83,051	837,985
Jounce Therapeutics, Inc.*	10,025	47,619
Kadmon Holdings, Inc.*	86,096	360,742
KalVista Pharmaceuticals, Inc.*	7,462	57,084
Karuna Therapeutics, Inc.*	5,433	391,176
Karyopharm Therapeutics, Inc.*	30,616	588,133
Kezar Life Sciences, Inc.*	12,632	55,076
Kindred Biosciences, Inc.*	21,706	86,824
Kiniksa Pharmaceuticals Ltd., Class A(x)*	9,555	147,911
Kodiak Sciences, Inc.(x)*	14,553	694,178
Krystal Biotech, Inc.*	6,108	264,110
Kura Oncology, Inc.*	18,905	188,105
La Jolla Pharmaceutical Co.(x)*	13,626	57,229
Lexicon Pharmaceuticals, Inc.(x)*	36,776	71,713
Ligand Pharmaceuticals, Inc.(x)*	9,033	656,880
Lineage Cell Therapeutics, Inc.(x)*	34,276	28,384
LogicBio Therapeutics, Inc.(x)*	3,218	15,897
MacroGenics, Inc.*	32,197	187,387
Madrigal Pharmaceuticals, Inc.(x)*	4,461	297,816
Magenta Therapeutics, Inc.(x)*	15,330	96,272
MannKind Corp.(x)*	131,623	135,572
Marker Therapeutics, Inc.(x)*	15,629	29,695
MediciNova, Inc.(x)*	21,296	79,221
MEI Pharma, Inc.*	34,465	55,489
MeiraGTx Holdings plc*	10,217	137,316
Mersana Therapeutics, Inc.*	24,097	140,486
Millendo Therapeutics, Inc.*	3,268	17,255
Minerva Neurosciences, Inc.*	20,213	121,682
Mirati Therapeutics, Inc.*	15,478	1,189,794
Mirum Pharmaceuticals, Inc.(x)*	4,359	61,026
Molecular Templates, Inc.*	11,588	154,005
Momenta Pharmaceuticals, Inc.*	59,035	1,605,752
Morphic Holding, Inc.(x)*	7,884	115,737
Mustang Bio, Inc.*	9,687	25,961
Myriad Genetics, Inc.*	35,946	514,387
Natera, Inc.*	32,110	958,805
Neon Therapeutics, Inc.(x)*	6,355	16,777
NextCure, Inc.*	7,313	271,093
Novavax, Inc.(x)*	21,084	286,321
Oncocyte Corp.*	7,480	18,326
OPKO Health, Inc.(x)*	198,108	265,465
Organogenesis Holdings, Inc.*	10,866	35,097
Oyster Point Pharma, Inc.*	3,511	122,885
Palatin Technologies, Inc.(x)*	80,540	34,117
PDL BioPharma, Inc.*	64,306	181,343
Pfenex, Inc.*	16,335	144,075
PhaseBio Pharmaceuticals, Inc.(x)*	6,274	20,767
Pieris Pharmaceuticals, Inc.*	24,938	56,859
PolarityTE, Inc.(x)*	9,683	10,458
Portola Pharmaceuticals, Inc.(x)*	38,135	271,903
Precigen, Inc.(x)*	45,221	153,751
Precision BioSciences, Inc.(x)*	23,171	139,721
Prevail Therapeutics, Inc.*	10,545	128,544
Principia Biopharma, Inc.*	9,496	563,872
Progenics Pharmaceuticals, Inc.*	56,995	216,581
Protagonist Therapeutics, Inc.*	10,846	76,573
Prothena Corp. plc*	20,171	215,830
PTC Therapeutics, Inc.*	31,180	1,390,940
Puma Biotechnology, Inc.(x)*	24,116	203,539
Ra Pharmaceuticals, Inc.*	18,073	867,685
Radius Health, Inc.*	22,968	298,584
RAPT Therapeutics, Inc.(x)*	3,337	70,978
REGENXBIO, Inc.*	17,948	581,156
Replimune Group, Inc.*	9,574	95,453
Retrophin, Inc.*	19,917	290,589
REVOLUTION Medicines, Inc.*	8,119	177,887
Rhythm Pharmaceuticals, Inc.*	14,406	219,259
Rigel Pharmaceuticals, Inc.*	111,667	174,201
Rocket Pharmaceuticals, Inc.*	15,608	217,732
Rubius Therapeutics, Inc.(x)*	27,670	123,131
Sangamo Therapeutics, Inc.*	57,905	368,855
Savara, Inc.(x)*	19,571	41,491
Scholar Rock Holding Corp.(x)*	10,522	127,421
Seres Therapeutics, Inc.*	28,430	101,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Biosciences, Inc.*	16,211	$38,744
Sorrento Therapeutics, Inc.(x)*	75,987	139,816
Spectrum Pharmaceuticals, Inc.*	73,843	172,054
Spero Therapeutics, Inc.*	3,721	30,066
SpringWorks Therapeutics, Inc.*	7,457	201,339
Stemline Therapeutics, Inc.*	34,729	168,088
Stoke Therapeutics, Inc.*	11,406	261,197
Sutro Biopharma, Inc.*	6,986	71,257
Syndax Pharmaceuticals, Inc.*	14,494	158,999
Synlogic, Inc.*	4,633	7,969
Syros Pharmaceuticals, Inc.*	22,332	132,429
TCR2 Therapeutics, Inc.(x)*	7,373	57,067
TG Therapeutics, Inc.*	48,989	482,052
Tocagen, Inc.(x)*	8,218	10,026
Translate Bio, Inc.(x)*	19,976	199,161
Turning Point Therapeutics, Inc.*	14,385	642,434
Twist Bioscience Corp.*	13,539	414,023
Tyme Technologies, Inc.(x)*	47,523	52,275
Ultragenyx Pharmaceutical, Inc.*	29,142	1,294,779
UNITY Biotechnology, Inc.(x)*	18,796	109,017
UroGen Pharma Ltd.(x)*	9,531	170,033
Vanda Pharmaceuticals, Inc.*	25,987	269,225
VBI Vaccines, Inc.*	51,423	48,852
Veracyte, Inc.*	24,392	592,970
Vericel Corp.*	23,730	217,604
Viela Bio, Inc.*	3,716	141,208
Viking Therapeutics, Inc.(x)*	44,428	207,923
Vir Biotechnology, Inc.(x)*	4,562	156,340
Voyager Therapeutics, Inc.*	14,141	129,390
X4 Pharmaceuticals, Inc.*	5,929	59,290
XBiotech, Inc.*	9,989	106,083
Xencor, Inc.*	24,100	720,108
Y-mAbs Therapeutics, Inc.*	11,403	297,618
ZIOPHARM Oncology, Inc.(x)*	87,314	213,919

		72,648,726

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	53,514	101,677
Alphatec Holdings, Inc.*	33,278	114,809
AngioDynamics, Inc.*	18,344	191,328
Antares Pharma, Inc.*	82,605	194,948
Apyx Medical Corp.*	13,022	46,749
AtriCure, Inc.*	19,839	666,392
Atrion Corp.	730	474,500
Avanos Medical, Inc.*	23,899	643,600
Axogen, Inc.*	21,962	228,405
Axonics Modulation Technologies, Inc.(x)*	10,218	259,639
BioLife Solutions, Inc.*	6,122	58,159
BioSig Technologies, Inc.(x)*	5,452	22,844
Cardiovascular Systems, Inc.*	17,774	625,823
Cerus Corp.*	81,216	377,654
Conformis, Inc.(x)*	37,827	23,831
CONMED Corp.	14,448	827,437
CryoLife, Inc.*	18,812	318,299
CryoPort, Inc.(x)*	15,976	272,710
Cutera, Inc.*	7,957	103,918
CytoSorbents Corp.(x)*	29,591	228,738
ElectroCore, Inc.*	4,607	4,377
GenMark Diagnostics, Inc.*	47,620	196,194
Glaukos Corp.(x)*	20,303	626,551
Globus Medical, Inc., Class A*	39,643	1,686,017
Haemonetics Corp.*	26,974	2,688,229
Heska Corp.*	3,445	190,508
Inogen, Inc.*	9,058	467,936
Integer Holdings Corp.*	17,336	1,089,741
IntriCon Corp.(x)*	4,735	55,731
Invacare Corp.	18,581	138,057
iRadimed Corp.*	4,234	90,396
iRhythm Technologies, Inc.*	14,066	1,144,269
Lantheus Holdings, Inc.*	19,275	245,949
LeMaitre Vascular, Inc.	9,054	225,626
LivaNova plc*	25,007	1,131,567
Meridian Bioscience, Inc.*	21,775	182,910
Merit Medical Systems, Inc.*	27,863	870,719
Mesa Laboratories, Inc.	1,966	444,493
Misonix, Inc.*	2,559	24,106
Natus Medical, Inc.*	16,991	393,002
Neogen Corp.*	27,027	1,810,539
Neuronetics, Inc.*	7,444	14,069
Nevro Corp.*	15,931	1,592,781
Novocure Ltd.*	46,372	3,122,690
NuVasive, Inc.*	26,974	1,366,503
OraSure Technologies, Inc.*	30,410	327,212
Orthofix Medical, Inc.*	8,796	246,376
OrthoPediatrics Corp.*	5,644	223,728
Pulse Biosciences, Inc.(x)*	7,871	56,356
Quidel Corp.*	19,109	1,869,051
Rockwell Medical, Inc.(x)*	31,340	64,247
RTI Surgical Holdings, Inc.*	27,766	47,480
SeaSpine Holdings Corp.*	13,873	113,342
Senseonics Holdings, Inc.(x)*	71,725	45,438
Shockwave Medical, Inc.*	13,237	439,204
SI-BONE, Inc.*	13,516	161,516
Sientra, Inc.*	32,422	64,520
Silk Road Medical, Inc.*	7,737	243,561
Soliton, Inc.(x)*	2,018	16,346
STAAR Surgical Co.*	22,940	740,044
Surmodics, Inc.*	6,509	216,880
Tactile Systems Technology, Inc.*	9,296	373,327
Tandem Diabetes Care, Inc.*	29,905	1,924,387
TransEnterix, Inc.(x)*	7,843	2,759
TransMedics Group, Inc.(x)*	9,057	109,409
Utah Medical Products, Inc.	1,818	170,983
Vapotherm, Inc.*	8,998	169,432
Varex Imaging Corp.*	18,728	425,313
ViewRay, Inc.(x)*	64,175	160,437
Wright Medical Group NV*	67,304	1,928,260
Zynex, Inc.(x)*	12,919	143,013

		35,867,041

Health Care Providers & Services (1.8%)
1Life Healthcare, Inc.*	11,010	199,831
Addus HomeCare Corp.*	6,398	432,505
Amedisys, Inc.*	16,785	3,080,719
American Renal Associates Holdings, Inc.*	12,383	81,852
AMN Healthcare Services, Inc.*	23,819	1,376,976
Apollo Medical Holdings, Inc.(x)*	6,495	83,915
Avalon GloboCare Corp.(x)*	7,542	11,690
BioTelemetry, Inc.*	17,876	688,405
Brookdale Senior Living, Inc.*	96,180	300,082
Catasys, Inc.(x)*	7,057	107,478
Community Health Systems, Inc.*	50,896	169,993
CorVel Corp.*	4,171	227,361
Cross Country Healthcare, Inc.*	20,128	135,663
Ensign Group, Inc. (The)	26,355	991,212
Enzo Biochem, Inc.*	18,355	46,438
Exagen, Inc.(x)*	1,092	17,406
Genesis Healthcare, Inc.*	48,255	40,660
Hanger, Inc.*	17,828	277,760
HealthEquity, Inc.*	36,515	1,847,294
Joint Corp. (The)*	5,125	55,606
LHC Group, Inc.*	15,745	2,207,449
Magellan Health, Inc.*	10,898	524,303
National HealthCare Corp.	6,457	463,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
National Research Corp.	6,858	$311,902
Option Care Health, Inc.*	17,755	168,140
Owens & Minor, Inc.	30,357	277,767
Patterson Cos., Inc.	42,005	642,256
Pennant Group, Inc. (The)*	13,444	190,367
PetIQ, Inc.*	10,500	243,915
Progyny, Inc.(x)*	7,486	158,628
Providence Service Corp. (The)*	5,950	326,536
R1 RCM, Inc.*	54,608	496,387
RadNet, Inc.*	25,418	267,143
Select Medical Holdings Corp.*	58,415	876,225
Surgery Partners, Inc.*	17,063	111,421
Tenet Healthcare Corp.*	54,655	787,032
Tivity Health, Inc.(x)*	35,355	222,383
Triple-S Management Corp., Class B*	12,663	178,548
US Physical Therapy, Inc.	6,549	451,881

		19,078,290

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	82,960	584,038
Castlight Health, Inc., Class B(x)*	51,230	37,044
Computer Programs & Systems, Inc.	7,326	163,004
Evolent Health, Inc., Class A*	48,159	261,503
Health Catalyst, Inc.*	9,674	252,975
HealthStream, Inc.*	12,682	303,734
HMS Holdings Corp.*	46,554	1,176,420
Inovalon Holdings, Inc., Class A*	37,327	621,868
Inspire Medical Systems, Inc.*	7,172	432,328
Livongo Health, Inc.(x)*	26,831	765,488
NextGen Healthcare, Inc.*	30,263	315,946
Omnicell, Inc.*	21,691	1,422,496
OptimizeRx Corp.(x)*	4,795	43,443
Phreesia, Inc.*	12,722	267,544
Schrodinger, Inc.*	7,170	309,170
Simulations Plus, Inc.	7,408	258,687
Tabula Rasa HealthCare, Inc.(x)*	9,972	521,436
Teladoc Health, Inc.(x)*	38,539	5,973,930
Vocera Communications, Inc.(x)*	16,654	353,731

		14,064,785

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	16,333	136,054
ChromaDex Corp.(x)*	16,364	53,346
Codexis, Inc.*	25,843	288,408
Fluidigm Corp.*	35,904	91,196
Luminex Corp.	21,475	591,207
Medpace Holdings, Inc.*	14,372	1,054,617
NanoString Technologies, Inc.*	17,180	413,179
NeoGenomics, Inc.*	49,775	1,374,288
Pacific Biosciences of California, Inc.*	70,762	216,532
Personalis, Inc.*	17,084	137,868
Quanterix Corp.*	8,663	159,139
Repligen Corp.*	27,924	2,695,783
Syneos Health, Inc.*	32,796	1,292,818

		8,504,435

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.(x)*	27,266	32,174
Aclaris Therapeutics, Inc.(x)*	17,714	18,423
Aerie Pharmaceuticals, Inc.(x)*	20,314	274,239
Akorn, Inc.*	59,243	33,247
Amneal Pharmaceuticals, Inc.*	76,183	265,117
Amphastar Pharmaceuticals, Inc.*	17,273	256,331
ANI Pharmaceuticals, Inc.*	4,781	194,778
Arvinas, Inc.*	10,735	432,621
Assertio Therapeutics, Inc.*	33,540	21,801
Axsome Therapeutics, Inc.*	14,076	828,091
Baudax Bio, Inc.(x)*	3,001	7,443
BioDelivery Sciences International, Inc.*	47,241	179,043
Cara Therapeutics, Inc.(x)*	21,106	278,810
cbdMD, Inc.*	3,284	3,054
Cerecor, Inc.*	7,466	18,516
Chiasma, Inc.(x)*	13,082	47,749
Collegium Pharmaceutical, Inc.*	18,115	295,818
Corcept Therapeutics, Inc.*	50,416	599,446
CorMedix, Inc.(x)*	8,201	29,442
Cymabay Therapeutics, Inc.*	39,790	58,889
Eloxx Pharmaceuticals, Inc.*	15,133	29,661
Endo International plc*	110,492	408,820
Evofem Biosciences, Inc.(x)*	8,523	45,342
Evolus, Inc.(x)*	11,569	48,011
EyePoint Pharmaceuticals, Inc.(x)*	21,540	21,971
Fulcrum Therapeutics, Inc.*	8,935	106,684
Innoviva, Inc.*	33,128	389,585
Intersect ENT, Inc.*	16,277	192,883
Intra-Cellular Therapies, Inc.*	26,335	404,769
Kala Pharmaceuticals, Inc.(x)*	17,498	153,807
Kaleido Biosciences, Inc.(x)*	4,216	25,928
Lannett Co., Inc.(x)*	26,007	180,749
Liquidia Technologies, Inc.*	5,971	28,123
Mallinckrodt plc(x)*	60,892	120,566
Marinus Pharmaceuticals, Inc.(x)*	27,462	55,748
Menlo Therapeutics, Inc.*	15,551	41,677
MyoKardia, Inc.*	23,435	1,098,633
NGM Biopharmaceuticals, Inc.(x)*	12,719	156,825
Ocular Therapeutix, Inc.*	33,537	166,008
Odonate Therapeutics, Inc.*	7,186	198,406
Omeros Corp.(x)*	26,536	354,786
Optinose, Inc.(x)*	14,872	66,775
Osmotica Pharmaceuticals plc(x)*	12,757	40,567
Pacira BioSciences, Inc.*	20,567	689,612
Paratek Pharmaceuticals, Inc.(x)*	16,329	51,436
Phathom Pharmaceuticals, Inc.*	6,477	167,236
Phibro Animal Health Corp., Class A	10,044	242,764
Prestige Consumer Healthcare, Inc.*	27,155	996,045
Reata Pharmaceuticals, Inc., Class A*	12,016	1,734,389
Recro Pharma, Inc.*	7,504	61,308
resTORbio, Inc.(x)*	10,204	10,510
Revance Therapeutics, Inc.*	25,313	374,632
Satsuma Pharmaceuticals, Inc.*	2,485	53,477
SIGA Technologies, Inc.*	31,496	150,551
Strongbridge Biopharma plc*	12,593	23,801
Supernus Pharmaceuticals, Inc.*	23,736	427,011
TherapeuticsMD, Inc.(x)*	117,894	124,968
Theravance Biopharma, Inc.(x)*	24,518	566,611
Tricida, Inc.*	10,854	238,788
Verrica Pharmaceuticals, Inc.(x)*	9,384	102,567
WaVe Life Sciences Ltd.(x)*	19,603	183,680
Xeris Pharmaceuticals, Inc.*	15,771	30,754
Zogenix, Inc.*	21,479	531,176
Zynerba Pharmaceuticals, Inc.(x)*	14,630	56,033

		15,028,705

Total Health Care		165,191,982

Industrials (11.3%)
Aerospace & Defense (1.0%)
AAR Corp.	16,640	295,527
Aerojet Rocketdyne Holdings, Inc.*	39,052	1,633,545
AeroVironment, Inc.*	11,176	681,289
Astronics Corp.*	14,457	132,715
Axon Enterprise, Inc.*	31,129	2,202,999
Cubic Corp.	16,796	693,843
Ducommun, Inc.*	7,703	191,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	48,439	$670,396
Maxar Technologies, Inc.(x)	28,809	307,680
Mercury Systems, Inc.*	28,382	2,024,772
Moog, Inc., Class A	16,369	827,126
National Presto Industries, Inc.	2,678	189,629
Park Aerospace Corp.	12,744	160,574
Parsons Corp.*	9,822	313,911
Triumph Group, Inc.	35,750	241,670
Vectrus, Inc.*	5,779	239,308

		10,806,404

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	30,831	563,591
Atlas Air Worldwide Holdings, Inc.*	12,095	310,478
Echo Global Logistics, Inc.*	11,985	204,704
Forward Air Corp.	15,539	787,050
Hub Group, Inc., Class A*	16,604	754,984
Radiant Logistics, Inc.*	27,685	107,141

		2,727,948

Airlines (0.2%)
Allegiant Travel Co.	6,665	545,197
Hawaiian Holdings, Inc.(x)	22,884	238,909
Mesa Air Group, Inc.*	27,744	91,278
SkyWest, Inc.	25,627	671,171
Spirit Airlines, Inc.(x)*	36,378	468,912

		2,015,467

Building Products (1.2%)
AAON, Inc.	21,392	1,033,661
Advanced Drainage Systems, Inc.	22,436	660,516
American Woodmark Corp.*	8,735	398,054
Apogee Enterprises, Inc.	13,204	274,907
Armstrong Flooring, Inc.*	21,433	30,649
Builders FirstSource, Inc.*	58,270	712,642
Caesarstone Ltd.	15,404	162,820
Cornerstone Building Brands, Inc.*	33,311	151,898
CSW Industrials, Inc.	7,600	492,860
Gibraltar Industries, Inc.*	17,341	744,276
Griffon Corp.	17,299	218,832
Insteel Industries, Inc.	10,768	142,676
JELD-WEN Holding, Inc.*	33,241	323,435
Masonite International Corp.*	13,413	636,447
Patrick Industries, Inc.	10,894	306,775
PGT Innovations, Inc.*	33,256	279,018
Quanex Building Products Corp.	19,209	193,627
Simpson Manufacturing Co., Inc.	23,956	1,484,793
Trex Co., Inc.*	31,420	2,517,999
Universal Forest Products, Inc.	31,726	1,179,890

		11,945,775

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	34,861	849,214
ACCO Brands Corp.	51,802	261,600
Advanced Disposal Services, Inc.*	39,468	1,294,550
Brady Corp., Class A	25,760	1,162,549
BrightView Holdings, Inc.*	18,306	202,464
Brink’s Co. (The)	26,410	1,374,640
Casella Waste Systems, Inc., Class A*	24,127	942,401
CECO Environmental Corp.*	20,486	95,670
Charah Solutions, Inc.*	7,686	13,143
Cimpress plc(x)*	9,825	522,690
CompX International, Inc.	600	9,120
Covanta Holding Corp.	61,557	526,312
Deluxe Corp.	22,268	577,409
Ennis, Inc.	13,063	245,323
Harsco Corp.*	39,354	274,297
Healthcare Services Group, Inc.	39,189	937,009
Heritage-Crystal Clean, Inc.*	9,093	147,670
Herman Miller, Inc.	31,795	705,849
HNI Corp.	21,619	544,583
Interface, Inc.	31,380	237,233
Kimball International, Inc., Class B	17,691	210,700
Knoll, Inc.	26,819	276,772
Matthews International Corp., Class A	15,019	363,310
McGrath RentCorp	12,443	651,764
Mobile Mini, Inc.	22,815	598,437
MSA Safety, Inc.	18,825	1,905,090
NL Industries, Inc.	5,863	17,472
PICO Holdings, Inc.*	12,399	96,464
Pitney Bowes, Inc.	83,282	169,895
Quad/Graphics, Inc.	27,187	68,511
RR Donnelley & Sons Co.	76,025	72,870
SP Plus Corp.*	11,138	231,114
Steelcase, Inc., Class A	43,388	428,240
Team, Inc.*	20,021	130,137
Tetra Tech, Inc.	29,767	2,102,146
UniFirst Corp.	7,908	1,194,820
US Ecology, Inc.	11,999	364,770
Viad Corp.	10,123	214,911
VSE Corp.	5,996	98,274

		20,119,423

Construction & Engineering (0.8%)
Aegion Corp.*	16,483	295,540
Ameresco, Inc., Class A*	13,714	233,549
Arcosa, Inc.	25,927	1,030,339
Argan, Inc.	7,540	260,658
Comfort Systems USA, Inc.	18,840	688,602
Concrete Pumping Holdings, Inc.*	17,882	51,142
Construction Partners, Inc., Class A*	11,655	196,853
Dycom Industries, Inc.*	15,357	393,907
EMCOR Group, Inc.	29,475	1,807,407
Granite Construction, Inc.	24,004	364,381
Great Lakes Dredge & Dock Corp.*	28,244	234,425
IES Holdings, Inc.*	5,818	102,688
MasTec, Inc.*	30,775	1,007,266
MYR Group, Inc.*	9,009	235,946
Northwest Pipe Co.*	5,893	131,119
NV5 Global, Inc.(x)*	5,179	213,841
Primoris Services Corp.	23,393	371,949
Sterling Construction Co., Inc.*	15,454	146,813
Tutor Perini Corp.*	34,287	230,408
WillScot Corp.*	29,407	297,893

		8,294,726

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	4,573	108,380
American Superconductor Corp.(x)*	17,408	95,396
Atkore International Group, Inc.*	23,934	504,289
AZZ, Inc.	13,677	384,597
Bloom Energy Corp., Class A(x)*	36,122	188,918
Encore Wire Corp.	10,211	428,760
Energous Corp.(x)*	46,279	34,385
EnerSys	21,828	1,080,923
Generac Holdings, Inc.*	32,796	3,055,603
Plug Power, Inc.(x)*	154,540	547,072
Powell Industries, Inc.	5,782	148,424
Preformed Line Products Co.	2,065	102,899
Sunrun, Inc.*	59,404	599,981
Thermon Group Holdings, Inc.*	16,927	255,090
TPI Composites, Inc.*	14,522	214,635
Vicor Corp.*	8,441	375,962
Vivint Solar, Inc.(x)*	32,578	142,366

		8,267,680

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	18,793	398,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.6%)
Alamo Group, Inc.	4,837	$429,429
Albany International Corp., Class A	16,495	780,708
Altra Industrial Motion Corp.	32,758	572,937
Astec Industries, Inc.	11,137	389,461
Barnes Group, Inc.	25,013	1,046,294
Blue Bird Corp.*	10,555	115,366
Briggs & Stratton Corp.(x)	40,778	73,808
Chart Industries, Inc.*	18,226	528,189
CIRCOR International, Inc.*	12,550	145,956
Columbus McKinnon Corp.	10,500	262,500
Commercial Vehicle Group, Inc.*	27,065	40,868
Douglas Dynamics, Inc.	11,188	397,286
Eastern Co. (The)	3,214	62,673
Energy Recovery, Inc.(x)*	23,150	172,236
Enerpac Tool Group Corp.	28,364	469,424
EnPro Industries, Inc.	10,642	421,210
ESCO Technologies, Inc.	13,369	1,014,841
Evoqua Water Technologies Corp.*	41,271	462,648
Federal Signal Corp.	30,340	827,675
Franklin Electric Co., Inc.	24,171	1,139,179
Gencor Industries, Inc.*	5,661	59,440
Gorman-Rupp Co. (The)	8,818	275,210
Graham Corp.	7,108	91,693
Greenbrier Cos., Inc. (The)	16,180	287,033
Helios Technologies, Inc.	15,453	585,978
Hillenbrand, Inc.	39,221	749,513
Hurco Cos., Inc.	4,420	128,622
Hyster-Yale Materials Handling, Inc.	5,066	203,096
John Bean Technologies Corp.	16,495	1,225,084
Kadant, Inc.	5,443	406,320
Kennametal, Inc.	41,410	771,054
LB Foster Co., Class A*	6,582	81,354
Lindsay Corp.	5,391	493,708
Luxfer Holdings plc	14,111	199,530
Lydall, Inc.*	13,534	87,430
Manitowoc Co., Inc. (The)*	23,580	200,430
Mayville Engineering Co., Inc.*	3,594	22,031
Meritor, Inc.*	36,755	487,004
Miller Industries, Inc.	5,869	165,975
Mueller Industries, Inc.	28,112	673,001
Mueller Water Products, Inc., Class A	79,429	636,226
Navistar International Corp.*	25,144	414,625
NN, Inc.	32,744	56,647
Omega Flex, Inc.	1,809	152,680
Park-Ohio Holdings Corp.	6,295	119,227
Proto Labs, Inc.*	14,022	1,067,495
RBC Bearings, Inc.*	12,647	1,426,455
REV Group, Inc.	23,395	97,557
Rexnord Corp.	55,657	1,261,744
Spartan Motors, Inc.	20,670	266,850
SPX Corp.*	23,962	782,120
SPX FLOW, Inc.*	21,293	605,147
Standex International Corp.	5,870	287,747
Tennant Co.	9,503	550,699
Terex Corp.	32,246	463,053
Titan International, Inc.	46,541	72,139
TriMas Corp.*	23,986	554,077
Twin Disc, Inc.*	7,516	52,462
Wabash National Corp.	27,340	197,395
Watts Water Technologies, Inc., Class A	14,892	1,260,608
Welbilt, Inc.*	66,145	339,324

		27,210,471

Marine (0.1%)
Costamare, Inc.	33,583	151,795
Eagle Bulk Shipping, Inc.*	40,648	75,199
Genco Shipping & Trading Ltd.	15,379	98,733
Matson, Inc.	21,121	646,725
Safe Bulkers, Inc.*	51,471	61,251
Scorpio Bulkers, Inc.	43,034	108,876

		1,142,579

Professional Services (1.1%)
Acacia Research Corp.*	26,357	58,513
ASGN, Inc.*	26,125	922,735
Barrett Business Services, Inc.	4,283	169,778
BG Staffing, Inc.	7,355	55,015
CBIZ, Inc.*	25,681	537,247
CRA International, Inc.	4,788	159,967
Exponent, Inc.	27,113	1,949,696
Forrester Research, Inc.*	6,377	186,400
Franklin Covey Co.*	6,804	105,734
FTI Consulting, Inc.*	19,870	2,379,830
GP Strategies Corp.*	9,346	60,842
Heidrick & Struggles International, Inc.	11,263	253,417
Huron Consulting Group, Inc.*	11,582	525,360
ICF International, Inc.	9,193	631,559
InnerWorkings, Inc.*	35,859	41,955
Insperity, Inc.	19,370	722,501
Kelly Services, Inc., Class A	17,753	225,286
Kforce, Inc.	10,283	262,936
Korn Ferry	29,193	709,974
Mistras Group, Inc.*	13,829	58,912
Resources Connection, Inc.	16,712	183,331
TriNet Group, Inc.*	23,161	872,243
TrueBlue, Inc.*	21,203	270,550
Upwork, Inc.*	30,270	195,241
Willdan Group, Inc.*	6,970	148,949

		11,687,971

Road & Rail (0.4%)
ArcBest Corp.	13,399	234,751
Avis Budget Group, Inc.*	30,784	427,898
Covenant Transportation Group, Inc., Class A*	11,329	98,222
Daseke, Inc.(x)*	44,611	62,455
Heartland Express, Inc.	25,334	470,452
Hertz Global Holdings, Inc.*	51,644	319,160
Marten Transport Ltd.	19,513	400,407
PAM Transportation Services, Inc.*	1,935	59,501
Roadrunner Transportation Systems, Inc.(x)*	4,642	11,837
Saia, Inc.*	13,791	1,014,190
Universal Logistics Holdings, Inc.	6,918	90,626
US Xpress Enterprises, Inc., Class A(x)*	25,722	85,912
Werner Enterprises, Inc.	24,027	871,219
YRC Worldwide, Inc.(x)*	36,430	61,202

		4,207,832

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	20,054	916,869
Beacon Roofing Supply, Inc.*	28,915	478,254
BlueLinx Holdings, Inc.(x)*	8,932	44,213
BMC Stock Holdings, Inc.*	33,942	601,792
CAI International, Inc.*	10,476	148,131
DXP Enterprises, Inc.*	9,716	119,118
EVI Industries, Inc.(x)*	4,588	72,399
Foundation Building Materials, Inc.*	11,638	119,755
GATX Corp.	18,975	1,187,076
General Finance Corp.*	8,682	54,176
GMS, Inc.*	19,613	308,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
H&E Equipment Services, Inc.	15,914	$233,617
Herc Holdings, Inc.*	11,330	231,812
Kaman Corp.	13,893	534,464
Lawson Products, Inc.*	3,252	86,893
MRC Global, Inc.*	40,320	171,763
NOW, Inc.*	51,666	266,597
Rush Enterprises, Inc., Class A	13,341	425,845
Rush Enterprises, Inc., Class B	3,263	99,554
SiteOne Landscape Supply, Inc.*	21,856	1,609,039
Systemax, Inc.	8,440	149,641
Textainer Group Holdings Ltd.*	25,999	213,712
Titan Machinery, Inc.*	12,702	110,380
Transcat, Inc.*	4,272	113,208
Triton International Ltd.	28,213	729,870
Veritiv Corp.*	9,822	77,201
Willis Lease Finance Corp.*	2,648	70,437

		9,174,328

Total Industrials		117,999,579

Information Technology (11.3%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	19,769	1,328,081
ADTRAN, Inc.	27,483	211,069
Applied Optoelectronics, Inc.(x)*	13,354	101,357
CalAmp Corp.*	26,687	120,092
Calix, Inc.*	25,119	177,843
Cambium Networks Corp.*	3,237	18,127
Casa Systems, Inc.*	24,816	86,856
Clearfield, Inc.*	6,949	82,346
Comtech Telecommunications Corp.	11,767	156,383
DASAN Zhone Solutions, Inc.*	8,279	34,689
Digi International, Inc.*	18,569	177,148
Extreme Networks, Inc.*	79,814	246,625
Harmonic, Inc.*	47,617	274,274
Infinera Corp.*	100,994	535,268
Inseego Corp.(x)*	30,106	187,560
InterDigital, Inc.	16,316	728,183
KVH Industries, Inc.*	10,412	98,185
Lumentum Holdings, Inc.*	39,526	2,913,066
NETGEAR, Inc.*	15,621	356,784
NetScout Systems, Inc.*	36,436	862,440
Plantronics, Inc.(x)	19,408	195,245
Ribbon Communications, Inc.*	36,615	110,944
TESSCO Technologies, Inc.	4,452	21,770
Viavi Solutions, Inc.*	127,453	1,428,748

		10,453,083

Electronic Equipment, Instruments & Components (2.2%)
Airgain, Inc.*	6,020	44,488
Akoustis Technologies, Inc.(x)*	22,676	121,770
Anixter International, Inc.*	15,929	1,399,681
Arlo Technologies, Inc.*	60,591	147,236
Badger Meter, Inc.	15,045	806,412
Bel Fuse, Inc., Class B	7,785	75,826
Belden, Inc.	20,569	742,130
Benchmark Electronics, Inc.	21,142	422,629
Coda Octopus Group, Inc.(x)*	9,312	52,240
CTS Corp.	16,194	403,069
Daktronics, Inc.	25,011	123,304
ePlus, Inc.*	6,538	409,410
Fabrinet*	18,783	1,024,800
FARO Technologies, Inc.*	8,329	370,640
Fitbit, Inc., Class A*	119,792	797,815
II-VI, Inc.*	46,951	1,338,104
Insight Enterprises, Inc.*	17,827	751,052
Iteris, Inc.*	30,230	96,736
Itron, Inc.*	18,004	1,005,163
KEMET Corp.	29,061	702,114
Kimball Electronics, Inc.*	13,483	147,234
Knowles Corp.*	42,294	565,894
Methode Electronics, Inc.	18,345	484,858
MTS Systems Corp.	9,246	208,035
Napco Security Technologies, Inc.*	7,156	108,557
nLight, Inc.*	19,214	201,555
Novanta, Inc.*	18,036	1,440,716
OSI Systems, Inc.*	8,986	619,315
PAR Technology Corp.(x)*	12,938	166,383
PC Connection, Inc.	6,520	268,689
Plexus Corp.*	14,530	792,757
Rogers Corp.*	9,646	910,775
Sanmina Corp.*	36,247	988,818
ScanSource, Inc.*	12,516	267,717
Tech Data Corp.*	18,719	2,449,381
TTM Technologies, Inc.*	52,141	539,138
Vishay Intertechnology, Inc.	67,796	976,940
Vishay Precision Group, Inc.*	6,715	134,837
Wrap Technologies, Inc.(x)*	15,047	64,100

		22,170,318

IT Services (1.7%)
Brightcove, Inc.*	21,571	150,350
Cardtronics plc, Class A*	19,544	408,860
Cass Information Systems, Inc.	8,188	287,890
Conduent, Inc.*	88,125	215,906
CSG Systems International, Inc.	17,642	738,318
Endurance International Group Holdings, Inc.*	59,867	115,543
EVERTEC, Inc.	32,538	739,589
Evo Payments, Inc., Class A*	17,944	274,543
Exela Technologies, Inc.(x)*	44,615	9,146
ExlService Holdings, Inc.*	17,459	908,392
GTT Communications, Inc.(x)*	17,268	137,281
Hackett Group, Inc. (The)	15,469	196,766
I3 Verticals, Inc., Class A*	8,629	164,728
Information Services Group, Inc.*	15,728	40,421
International Money Express, Inc.(x)*	11,453	104,566
KBR, Inc.	76,016	1,572,011
Limelight Networks, Inc.*	59,105	336,898
LiveRamp Holdings, Inc.*	34,672	1,141,402
ManTech International Corp., Class A	14,217	1,033,149
MAXIMUS, Inc.	33,984	1,977,869
NIC, Inc.	34,732	798,836
Paysign, Inc.(x)*	26,298	135,698
Perficient, Inc.*	16,519	447,500
Perspecta, Inc.	72,545	1,323,221
PRGX Global, Inc.*	12,724	35,627
Priority Technology Holdings, Inc.*	3,881	7,529
Science Applications International Corp.	30,827	2,300,619
StarTek, Inc.*	10,656	40,067
Sykes Enterprises, Inc.*	21,180	574,402
TTEC Holdings, Inc.	10,296	378,069
Tucows, Inc., Class A(x)*	4,485	216,446
Unisys Corp.*	24,466	302,155
Verra Mobility Corp.*	63,568	453,875
Virtusa Corp.*	14,926	423,898

		17,991,570

Semiconductors & Semiconductor Equipment (2.4%)
Adesto Technologies Corp.(x)*	15,382	172,125
Advanced Energy Industries, Inc.*	19,565	948,707
Alpha & Omega Semiconductor Ltd.*	14,353	92,003
Ambarella, Inc.*	17,083	829,550
Amkor Technology, Inc.*	49,936	389,001
Axcelis Technologies, Inc.*	15,409	282,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AXT, Inc.*	33,450	$107,374
Brooks Automation, Inc.	38,453	1,172,816
Cabot Microelectronics Corp.	15,440	1,762,322
CEVA, Inc.*	10,949	272,959
Cirrus Logic, Inc.*	30,462	1,999,221
Cohu, Inc.	19,862	245,892
Diodes, Inc.*	21,954	892,101
DSP Group, Inc.*	14,083	188,712
Enphase Energy, Inc.*	49,027	1,583,082
FormFactor, Inc.*	38,503	773,525
GSI Technology, Inc.*	8,116	56,487
Ichor Holdings Ltd.*	11,837	226,797
Impinj, Inc.(x)*	9,197	153,682
Inphi Corp.*	23,466	1,857,803
Lattice Semiconductor Corp.*	67,214	1,197,753
MACOM Technology Solutions Holdings, Inc.*	25,964	491,499
MaxLinear, Inc.*	34,180	398,881
NeoPhotonics Corp.*	23,220	168,345
NVE Corp.	2,844	147,973
Onto Innovation, Inc.*	25,018	742,284
PDF Solutions, Inc.*	15,356	179,972
Photronics, Inc.*	31,005	318,111
Power Integrations, Inc.	14,770	1,304,634
Rambus, Inc.*	56,358	625,574
Semtech Corp.*	33,894	1,271,025
Silicon Laboratories, Inc.*	23,446	2,002,523
SiTime Corp.*	4,241	92,327
SMART Global Holdings, Inc.*	7,678	186,575
SunPower Corp.(x)*	36,704	186,089
Synaptics, Inc.*	17,873	1,034,311
Ultra Clean Holdings, Inc.*	21,521	296,990
Veeco Instruments, Inc.*	23,693	226,742
Xperi Corp.	24,748	344,245

		25,222,151

Software (3.9%)
8x8, Inc.*	52,581	728,773
A10 Networks, Inc.*	31,204	193,777
ACI Worldwide, Inc.*	61,422	1,483,341
Agilysys, Inc.*	10,602	177,053
Alarm.com Holdings, Inc.*	19,792	770,107
Altair Engineering, Inc., Class A(x)*	20,069	531,828
American Software, Inc., Class A	15,545	220,894
Appfolio, Inc., Class A*	8,413	933,422
Appian Corp.(x)*	17,736	713,519
Avaya Holdings Corp.(x)*	51,089	413,310
Benefitfocus, Inc.*	23,069	205,545
Blackbaud, Inc.	25,270	1,403,748
Blackline, Inc.*	22,793	1,199,140
Bottomline Technologies DE, Inc.*	22,548	826,384
Box, Inc., Class A*	75,613	1,061,607
ChannelAdvisor Corp.*	18,205	132,168
Cloudera, Inc.(x)*	129,424	1,018,567
CommVault Systems, Inc.*	21,585	873,761
Cornerstone OnDemand, Inc.*	30,677	973,995
Digimarc Corp.(x)*	9,636	125,750
Digital Turbine, Inc.*	41,851	180,378
Domo, Inc., Class B*	13,697	136,148
Ebix, Inc.(x)	13,006	197,431
eGain Corp.*	15,347	112,494
Envestnet, Inc.*	25,774	1,386,126
Everbridge, Inc.*	17,893	1,903,099
Five9, Inc.*	31,524	2,410,325
ForeScout Technologies, Inc.*	24,130	762,267
GTY Technology Holdings, Inc.(x)*	25,734	116,318
Ideanomics, Inc.(x)*	68,599	91,923
Intelligent Systems Corp.(x)*	4,683	159,175
J2 Global, Inc.	24,423	1,828,062
LivePerson, Inc.*	32,902	748,520
Majesco*	5,076	27,715
MicroStrategy, Inc., Class A*	4,167	492,123
Mitek Systems, Inc.*	19,820	156,182
MobileIron, Inc.*	59,053	224,401
Model N, Inc.*	17,327	384,833
OneSpan, Inc.*	17,480	317,262
Phunware, Inc.(x)*	74,536	50,312
Ping Identity Holding Corp.(x)*	8,989	179,960
Progress Software Corp.	23,215	742,880
PROS Holdings, Inc.*	16,772	520,435
Q2 Holdings, Inc.*	23,286	1,375,271
QAD, Inc., Class A	5,497	219,495
Qualys, Inc.*	17,617	1,532,503
Rapid7, Inc.(x)*	25,633	1,110,678
Rimini Street, Inc.*	14,963	61,199
Rosetta Stone, Inc.*	11,121	155,916
SailPoint Technologies Holding, Inc.*	43,622	663,927
SecureWorks Corp., Class A*	7,074	81,422
SharpSpring, Inc.(x)*	9,481	57,455
ShotSpotter, Inc.*	6,362	174,828
Sprout Social, Inc., Class A(x)*	8,165	130,313
SPS Commerce, Inc.*	17,942	834,482
SVMK, Inc.*	43,576	588,712
Synchronoss Technologies, Inc.(x)*	28,845	87,977
Telaria, Inc.*	23,288	139,728
Telenav, Inc.*	24,745	106,898
Tenable Holdings, Inc.*	20,090	439,167
TiVo Corp.	61,345	434,323
Upland Software, Inc.*	11,654	312,560
Varonis Systems, Inc.*	16,170	1,029,544
Verint Systems, Inc.*	35,384	1,521,512
VirnetX Holding Corp.(x)*	35,142	192,227
Workiva, Inc.*	19,794	639,940
Yext, Inc.*	47,950	488,610
Zix Corp.*	38,786	167,168
Zuora, Inc., Class A*	44,262	356,309

		40,017,222

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	55,667	429,193
AstroNova, Inc.	4,479	34,757
Avid Technology, Inc.*	18,411	123,906
Diebold Nixdorf, Inc.*	59,333	208,852
Immersion Corp.*	22,723	121,795
Sonim Technologies, Inc.(x)*	5,354	3,748
Stratasys Ltd.*	25,811	411,685

		1,333,936

Total Information Technology		117,188,280

Materials (2.5%)
Chemicals (1.2%)
Advanced Emissions Solutions, Inc.(x)	10,650	69,970
AdvanSix, Inc.*	18,107	172,741
American Vanguard Corp.	14,439	208,788
Amyris, Inc.(x)*	67,998	174,075
Balchem Corp.	17,237	1,701,637
Chase Corp.	3,607	296,820
Ferro Corp.*	39,838	372,884
Flotek Industries, Inc.*	42,274	37,624
FutureFuel Corp.	13,536	152,551
GCP Applied Technologies, Inc.*	29,079	517,606
Hawkins, Inc.	4,858	172,945
HB Fuller Co.	25,854	722,102
Ingevity Corp.*	21,756	765,811
Innospec, Inc.	12,648	878,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Intrepid Potash, Inc.*	61,114	$48,891
Koppers Holdings, Inc.*	11,762	145,496
Kraton Corp.*	22,275	180,427
Kronos Worldwide, Inc.(x)	16,544	139,631
Livent Corp.*	74,937	393,419
LSB Industries, Inc.*	14,348	30,131
Marrone Bio Innovations, Inc.(x)*	25,888	21,148
Minerals Technologies, Inc.	17,646	639,844
OMNOVA Solutions, Inc.*	22,440	227,542
Orion Engineered Carbons SA	30,912	230,603
PolyOne Corp.	46,496	882,029
PQ Group Holdings, Inc.*	18,813	205,062
Quaker Chemical Corp.(x)	6,800	858,704
Rayonier Advanced Materials, Inc.	43,792	46,419
Sensient Technologies Corp.	22,113	962,137
Stepan Co.	10,491	928,034
Trecora Resources*	11,114	66,128
Tredegar Corp.	12,798	200,033
Trinseo SA	20,132	364,591
Tronox Holdings plc, Class A	44,467	221,446
Valhi, Inc.	39,044	40,215

		13,076,393

Construction Materials (0.1%)
Forterra, Inc.*	18,074	108,082
Summit Materials, Inc., Class A*	58,131	871,965
United States Lime & Minerals, Inc.	1,473	108,781
US Concrete, Inc.*	13,249	240,337

		1,329,165

Containers & Packaging (0.1%)
Greif, Inc., Class A	12,393	385,298
Greif, Inc., Class B	3,614	144,777
Myers Industries, Inc.	19,755	212,366
UFP Technologies, Inc.*	3,706	141,162

		883,603

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	66,637	566,414
Carpenter Technology Corp.	23,498	458,211
Century Aluminum Co.*	38,464	139,240
Cleveland-Cliffs, Inc.(x)	201,211	794,783
Coeur Mining, Inc.*	125,414	402,579
Commercial Metals Co.	62,109	980,701
Compass Minerals International, Inc.	17,723	681,804
Gold Resource Corp.	42,696	117,414
Haynes International, Inc.	7,796	160,676
Hecla Mining Co.	263,067	478,782
Kaiser Aluminum Corp.	8,256	571,976
Materion Corp.	10,946	383,219
Novagold Resources, Inc.*	121,918	899,755
Olympic Steel, Inc.	8,347	86,391
Ramaco Resources, Inc.(x)*	9,005	21,522
Ryerson Holding Corp.*	15,855	84,349
Schnitzer Steel Industries, Inc., Class A	15,919	207,584
SunCoke Energy, Inc.	48,890	188,226
Synalloy Corp.*	4,997	43,624
TimkenSteel Corp.*	27,333	88,286
Warrior Met Coal, Inc.	25,803	274,028
Worthington Industries, Inc.	18,633	489,116

		8,118,680

Paper & Forest Products (0.3%)
Boise Cascade Co.	19,167	455,791
Clearwater Paper Corp.*	8,733	190,467
Louisiana-Pacific Corp.	59,813	1,027,587
Neenah, Inc.	8,415	362,939
PH Glatfelter Co.	21,877	267,337
Schweitzer-Mauduit International, Inc.	16,733	465,512
Verso Corp., Class A*	17,988	202,905

		2,972,538

Total Materials		26,380,379

Real Estate (5.6%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	49,211	609,724
Agree Realty Corp. (REIT)	22,343	1,383,032
Alexander & Baldwin, Inc. (REIT)	35,543	398,792
Alexander’s, Inc. (REIT)	1,125	310,444
American Assets Trust, Inc. (REIT)	24,379	609,475
American Finance Trust, Inc. (REIT)	54,453	340,331
Armada Hoffler Properties, Inc. (REIT)	28,402	303,901
Ashford Hospitality Trust, Inc. (REIT)	104,935	77,568
Bluerock Residential Growth REIT, Inc. (REIT)	15,364	85,577
Braemar Hotels & Resorts, Inc. (REIT)	33,946	57,708
BRT Apartments Corp. (REIT)	8,262	84,685
CareTrust REIT, Inc. (REIT)	51,328	759,141
CatchMark Timber Trust, Inc. (REIT), Class A	24,805	179,092
CBL & Associates Properties, Inc. (REIT)(x)*	219,589	43,940
Cedar Realty Trust, Inc. (REIT)	70,120	65,429
Chatham Lodging Trust (REIT)	28,121	167,039
CIM Commercial Trust Corp. (REIT)	7,451	82,632
City Office REIT, Inc. (REIT)	25,998	187,966
Clipper Realty, Inc. (REIT)	10,215	52,914
Community Healthcare Trust, Inc. (REIT)	10,614	406,304
CoreCivic, Inc. (REIT)	62,381	696,796
CorEnergy Infrastructure Trust, Inc. (REIT)	8,493	156,101
CorePoint Lodging, Inc. (REIT)	27,776	108,882
DiamondRock Hospitality Co. (REIT)	109,671	557,129
Diversified Healthcare Trust (REIT)	120,590	437,742
Easterly Government Properties, Inc. (REIT)	39,629	976,459
EastGroup Properties, Inc. (REIT)	20,248	2,115,511
Essential Properties Realty Trust, Inc. (REIT)	47,511	620,494
Farmland Partners, Inc. (REIT)(x)	20,584	124,945
First Industrial Realty Trust, Inc. (REIT)	67,811	2,253,360
Four Corners Property Trust, Inc. (REIT)	37,143	694,945
Franklin Street Properties Corp. (REIT)	50,215	287,732
Front Yard Residential Corp. (REIT)	26,114	312,062
GEO Group, Inc. (The) (REIT)	61,057	742,453
Getty Realty Corp. (REIT)	17,946	426,038
Gladstone Commercial Corp. (REIT)	15,904	228,381
Gladstone Land Corp. (REIT)	9,976	118,216
Global Medical REIT, Inc. (REIT)	18,144	183,617
Global Net Lease, Inc. (REIT)	45,546	608,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	33,029	674,122
Healthcare Realty Trust, Inc. (REIT)	70,796	1,977,332
Hersha Hospitality Trust (REIT)	29,874	106,949
Independence Realty Trust, Inc. (REIT)	46,839	418,741
Industrial Logistics Properties Trust (REIT)	35,458	621,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Innovative Industrial Properties,
Inc. (REIT)(x)	8,600	$652,998
Investors Real Estate Trust (REIT)	6,374	350,570
iStar, Inc. (REIT)	30,922	328,082
Jernigan Capital, Inc. (REIT)	15,192	166,504
Kite Realty Group Trust (REIT)	42,655	403,943
Lexington Realty Trust (REIT)	124,978	1,241,032
LTC Properties, Inc. (REIT)	20,403	630,453
Mack-Cali Realty Corp. (REIT)	44,748	681,512
Monmouth Real Estate Investment Corp. (REIT)	51,407	619,454
National Health Investors, Inc. (REIT)	22,724	1,125,292
National Storage Affiliates Trust (REIT)	32,272	955,251
New Senior Investment Group, Inc. (REIT)	49,465	126,630
NexPoint Residential Trust, Inc. (REIT)	10,032	252,907
Office Properties Income Trust (REIT)	25,168	685,828
One Liberty Properties, Inc. (REIT)	9,784	136,291
Pebblebrook Hotel Trust (REIT)	67,565	735,783
Pennsylvania REIT (REIT)(x)	101,459	92,490
Physicians Realty Trust (REIT)	97,863	1,364,210
Piedmont Office Realty Trust, Inc. (REIT), Class A	65,933	1,164,377
PotlatchDeltic Corp. (REIT)	34,528	1,083,834
Preferred Apartment Communities, Inc. (REIT), Class A	31,504	226,199
PS Business Parks, Inc. (REIT)	10,333	1,400,328
QTS Realty Trust, Inc. (REIT), Class A	30,049	1,743,142
Retail Opportunity Investments Corp. (REIT)	58,166	482,196
Retail Value, Inc. (REIT)	10,747	131,651
Rexford Industrial Realty, Inc. (REIT)	59,272	2,430,745
RLJ Lodging Trust (REIT)	91,312	704,929
RPT Realty (REIT)	39,495	238,155
Ryman Hospitality Properties, Inc. (REIT)	25,495	913,996
Sabra Health Care REIT, Inc. (REIT)	105,285	1,149,712
Safehold, Inc. (REIT)	6,222	393,417
Saul Centers, Inc. (REIT)	6,686	218,900
Seritage Growth Properties (REIT), Class A(x)*	17,877	162,859
STAG Industrial, Inc. (REIT)	79,885	1,799,010
Summit Hotel Properties, Inc. (REIT)	51,503	217,343
Sunstone Hotel Investors, Inc. (REIT)	120,151	1,046,515
Tanger Factory Outlet Centers, Inc. (REIT)(x)	50,275	251,375
Terreno Realty Corp. (REIT)	35,509	1,837,591
UMH Properties, Inc. (REIT)	19,779	214,800
Uniti Group, Inc. (REIT)(x)	94,266	568,424
Universal Health Realty Income Trust (REIT)	6,999	705,569
Urban Edge Properties (REIT)	59,391	523,235
Urstadt Biddle Properties, Inc. (REIT), Class A	15,511	218,705
Washington Prime Group, Inc. (REIT)(x)	144,526	116,358
Washington REIT (REIT)	42,603	1,016,934
Whitestone REIT (REIT)	25,441	157,734
Xenia Hotels & Resorts, Inc. (REIT)	58,741	605,032

		53,926,879

Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA(x)*	9,338	71,622
American Realty Investors, Inc.*	1,060	9,794
Consolidated-Tomoka Land Co.	3,093	140,206
Cushman & Wakefield plc*	58,150	682,681
eXp World Holdings, Inc.(x)*	12,200	103,212
Forestar Group, Inc.*	10,076	104,287
FRP Holdings, Inc.*	3,971	170,753
Griffin Industrial Realty, Inc.	1,584	51,797
Kennedy-Wilson Holdings, Inc.	64,800	869,616
Marcus & Millichap, Inc.*	12,211	330,918
Maui Land & Pineapple Co., Inc.*	5,449	59,558
Newmark Group, Inc., Class A	74,506	316,651
Rafael Holdings, Inc., Class B*	8,072	103,402
RE/MAX Holdings, Inc., Class A	9,140	200,349
Realogy Holdings Corp.(x)	58,677	176,618
Redfin Corp.*	49,195	758,587
RMR Group, Inc. (The), Class A	7,707	207,858
St Joe Co. (The)*	18,139	304,372
Stratus Properties, Inc.*	3,502	61,950
Tejon Ranch Co.*	12,353	173,683
Transcontinental Realty Investors, Inc.(x)*	1,751	35,913

		4,933,827

Total Real Estate		58,860,706

Utilities (3.3%)
Electric Utilities (0.9%)
ALLETE, Inc.	27,673	1,679,198
El Paso Electric Co.	21,640	1,470,654
Genie Energy Ltd., Class B	11,105	79,734
MGE Energy, Inc.	18,574	1,216,040
Otter Tail Corp.	21,056	936,150
PNM Resources, Inc.	42,235	1,604,930
Portland General Electric Co.	48,257	2,313,440
Spark Energy, Inc., Class A(x)	13,223	82,908

		9,383,054

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	8,183	701,365
New Jersey Resources Corp.	51,539	1,750,780
Northwest Natural Holding Co.	15,827	977,317
ONE Gas, Inc.	28,011	2,342,280
RGC Resources, Inc.	4,649	134,495
South Jersey Industries, Inc.	48,005	1,200,125
Southwest Gas Holdings, Inc.	29,135	2,026,631
Spire, Inc.	26,131	1,946,237

		11,079,230

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	70,916	151,760
Clearway Energy, Inc., Class A	17,162	294,672
Clearway Energy, Inc., Class C	44,075	828,610
Ormat Technologies, Inc.	20,855	1,411,049
Sunnova Energy International, Inc.*	15,795	159,056
TerraForm Power, Inc., Class A	39,922	629,570

		3,474,717

Multi-Utilities (0.5%)
Avista Corp.	34,886	1,482,306
Black Hills Corp.	32,437	2,076,941
NorthWestern Corp.	27,275	1,631,863
Unitil Corp.	7,701	402,917

		5,594,027

Water Utilities (0.5%)
American States Water Co.	19,297	1,577,337
Artesian Resources Corp., Class A	4,572	170,901
Cadiz, Inc.(x)*	10,552	123,142
California Water Service Group	25,305	1,273,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Water Co. Ltd.	8,589	$140,860
Global Water Resources, Inc.	8,891	90,599
Middlesex Water Co.	8,493	510,599
Pure Cycle Corp.*	11,557	128,860
SJW Group	14,238	822,529
York Water Co. (The)	6,695	290,965

		5,129,140

Total Utilities		34,660,168

Total Common Stocks (74.4%) (Cost $861,587,583)		774,975,178

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	706

Total Financials		706

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR(r)*	10,200	6,732
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	7,999	1,080
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		4,806

Total Health Care		18,162

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	12,267	4,812

Total Materials		4,812

Total Rights (0.0%) (Cost $13,109)		23,680

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (16.0%)
JPMorgan Prime Money Market Fund, IM Shares	166,186,492	166,203,110

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $5,000,003, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,100,009, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,142,000.(xx)	2,100,000	2,100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $8,656,345, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $8,829,474.(xx)	8,656,343	8,656,343
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $6,769,869, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $7,336,807.(xx)	6,769,500	6,769,500
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,500,068, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $3,570,000.(xx)	3,500,000	3,500,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,500,068, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $3,570,000.(xx)	3,500,000	3,500,000

Total Repurchase Agreements		34,525,843

Total Short-Term Investments (19.3%) (Cost $200,725,510)		200,728,953

Total Investments in Securities (93.7%) (Cost $1,062,326,202)		975,727,811
Other Assets Less Liabilities (6.3%)		65,590,207

Net Assets (100%)		$1,041,318,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $46,096,764. This was collateralized by $14,821,751 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $34,525,843 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	34,323	737,465	9,207	—	—	(382,162)	364,510	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	2,508	85,372	—	—	—	(29,920)	55,452	301	—

Total		822,837	9,207	—	—	(412,082)	419,962	301	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	50	6/2020	USD	2,869,000	105,297

					105,297

Short Contracts
Russell 2000 E-Mini Index	(7,413)	6/2020	USD	(425,357,940)	10,106,334

					10,106,334

					10,211,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,538,189	$—	$—		$17,538,189
Consumer Discretionary	67,580,778	127,368	—		67,708,146
Consumer Staples	26,395,116	—	—		26,395,116
Energy	13,323,717	—	—		13,323,717
Financials	129,728,916	—	—	(a)	129,728,916
Health Care	165,191,982	—	—		165,191,982
Industrials	117,999,579	—	—		117,999,579
Information Technology	117,188,280	—	—		117,188,280
Materials	26,380,379	—	—		26,380,379
Real Estate	58,808,909	51,797	—		58,860,706
Utilities	34,660,168	—	—		34,660,168
Futures	10,211,631	—	—		10,211,631
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	706		706
Health Care	—	—	18,162		18,162
Materials	—	—	4,812		4,812
Short-Term Investments
Investment Company	166,203,110	—	—		166,203,110
Repurchase Agreements	—	34,525,843	—		34,525,843

Total Assets	$951,210,754	$34,705,008	$23,680		$985,939,442

Total Liabilities	$—	$—	$—		$—

Total	$951,210,754	$34,705,008	$23,680		$985,939,442

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,489,647
Aggregate gross unrealized depreciation	(251,263,058)

Net unrealized depreciation	$(78,773,411)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,064,712,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.5%)
AGL Energy Ltd.	67,755	$725,594
Alumina Ltd.	254,187	226,589
AMP Ltd.*	340,561	277,741
APA Group	122,520	782,488
Aristocrat Leisure Ltd.	59,676	772,149
ASX Ltd.	20,103	969,534
Aurizon Holdings Ltd.	205,799	533,137
AusNet Services	192,378	203,214
Australia & New Zealand Banking Group Ltd.(x)	291,482	3,143,543
Bendigo & Adelaide Bank Ltd.(x)	50,761	194,713
BHP Group Ltd.	303,828	5,523,568
BHP Group plc	216,814	3,353,450
BlueScope Steel Ltd.	53,161	289,941
Boral Ltd.	118,088	147,677
Brambles Ltd.	157,428	1,038,945
Caltex Australia Ltd.	25,640	359,829
Challenger Ltd.	56,129	142,906
CIMIC Group Ltd.	10,397	148,090
Coca-Cola Amatil Ltd.	52,626	290,858
Cochlear Ltd.	5,927	680,921
Coles Group Ltd.	117,738	1,113,961
Commonwealth Bank of Australia(x)	182,620	6,898,000
Computershare Ltd.	47,827	283,584
Crown Resorts Ltd.	37,641	174,568
CSL Ltd.	46,823	8,493,832
Dexus (REIT)	113,898	650,148
Flight Centre Travel Group Ltd.(r)	5,564	33,916
Fortescue Metals Group Ltd.	144,019	879,636
Goodman Group (REIT)	170,876	1,305,389
GPT Group (The) (REIT)	202,273	460,976
Harvey Norman Holdings Ltd.(x)	54,673	98,626
Incitec Pivot Ltd.	166,745	212,399
Insurance Australia Group Ltd.	239,979	935,093
Lendlease Group	58,591	368,543
Macquarie Group Ltd.	34,004	1,851,278
Magellan Financial Group Ltd.	13,432	354,438
Medibank Pvt Ltd.	285,977	466,629
Mirvac Group (REIT)	410,130	542,812
National Australia Bank Ltd.	296,544	3,134,860
Newcrest Mining Ltd.	79,810	1,121,388
Oil Search Ltd.	142,497	216,766
Orica Ltd.	40,893	383,635
Origin Energy Ltd.	182,884	489,914
Qantas Airways Ltd.	75,398	147,890
QBE Insurance Group Ltd.	136,363	745,045
Ramsay Health Care Ltd.	16,124	564,905
REA Group Ltd.(x)	5,467	257,406
Rio Tinto Ltd.	38,548	2,040,485
Rio Tinto plc	116,148	5,331,512
Santos Ltd.	183,853	398,534
Scentre Group (REIT)	550,102	544,657
SEEK Ltd.	35,157	329,826
Sonic Healthcare Ltd.	46,795	700,811
South32 Ltd.	517,243	557,524
Stockland (REIT)	247,592	396,660
Suncorp Group Ltd.	130,927	731,771
Sydney Airport	114,921	402,098
Tabcorp Holdings Ltd.	209,875	332,930
Telstra Corp. Ltd.	434,274	828,847
TPG Telecom Ltd.	38,451	166,526
Transurban Group	282,237	2,076,338
Treasury Wine Estates Ltd.	74,744	458,557
Vicinity Centres (REIT)	327,869	206,343
Washington H Soul Pattinson & Co. Ltd.(x)	11,169	116,146
Wesfarmers Ltd.	115,998	2,497,905
Westpac Banking Corp.	364,919	3,814,393
WiseTech Global Ltd.(x)	14,713	153,423
Woodside Petroleum Ltd.	97,406	1,085,302
Woolworths Group Ltd.	128,983	2,818,275
Worley Ltd.	33,889	132,807

		78,112,194

Austria (0.1%)
ANDRITZ AG(x)	7,620	239,769
Erste Group Bank AG	31,241	579,044
OMV AG	15,450	427,040
Raiffeisen Bank International AG	15,370	225,611
Verbund AG	7,105	257,517
voestalpine AG	11,929	242,889

		1,971,870

Belgium (0.7%)
Ageas	18,539	771,414
Anheuser-Busch InBev SA/NV	78,392	3,481,258
Colruyt SA	5,757	312,169
Galapagos NV*	4,564	905,601
Groupe Bruxelles Lambert SA	8,378	659,231
KBC Group NV	25,928	1,196,500
Proximus SADP	16,247	372,842
Solvay SA	7,696	561,308
Telenet Group Holding NV	4,862	146,550
UCB SA	13,110	1,138,390
Umicore SA	19,591	685,081

		10,230,344

Chile (0.0%)
Antofagasta plc	40,948	390,650

China (0.4%)
BeiGene Ltd. (ADR)*	3,854	474,466
BOC Hong Kong Holdings Ltd.	384,356	1,059,130
Budweiser Brewing Co. APAC Ltd.(m)*	133,924	344,107
Prosus NV*	50,612	3,506,835
Yangzijiang Shipbuilding Holdings Ltd.	254,599	148,742

		5,533,280

Colombia (0.0%)
Millicom International Cellular SA (SDR)(x)	9,927	279,528

Denmark (1.8%)
AP Moller - Maersk A/S, Class A	406	336,859
AP Moller - Maersk A/S, Class B	679	609,112
Carlsberg A/S, Class B	11,108	1,260,937
Chr Hansen Holding A/S	10,953	821,807
Coloplast A/S, Class B	12,337	1,794,958
Danske Bank A/S	67,146	761,072
Demant A/S*	10,924	242,456
DSV Panalpina A/S	21,819	1,986,693
Genmab A/S*	6,752	1,370,507
H Lundbeck A/S	7,473	222,381
ISS A/S	16,407	226,148
Novo Nordisk A/S, Class B	182,538	11,010,956
Novozymes A/S, Class B	22,173	1,011,072
Orsted A/S(m)	19,168	1,882,393
Pandora A/S	10,384	338,149
Tryg A/S	11,048	272,526
Vestas Wind Systems A/S	19,621	1,597,199

		25,745,225

Finland (1.0%)
Elisa OYJ	14,770	917,788
Fortum OYJ	46,120	678,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	34,423	$1,953,796
Metso OYJ	10,729	255,905
Neste OYJ	43,932	1,488,042
Nokia OYJ	585,387	1,837,157
Nokian Renkaat OYJ	12,942	314,068
Nordea Bank Abp (Aquis Stock Exchange)	4,742	26,731
Nordea Bank Abp (Turquoise Stock Exchange)	325,758	1,838,867
Orion OYJ, Class B	10,953	449,307
Sampo OYJ, Class A	46,035	1,346,508
Stora Enso OYJ, Class R	60,408	613,112
UPM-Kymmene OYJ	55,424	1,527,622
Wartsila OYJ Abp	42,458	312,010

		13,559,031

France (8.6%)
Accor SA	18,227	498,583
Aeroports de Paris	3,089	296,577
Air Liquide SA	48,675	6,239,016
Airbus SE	60,207	3,906,426
Alstom SA	19,798	828,560
Amundi SA(m)	6,571	388,890
Arkema SA	7,173	496,044
Atos SE	10,205	690,536
AXA SA‡	198,654	3,440,076
BioMerieux	4,306	485,935
BNP Paribas SA	115,888	3,493,471
Bollore SA	89,760	247,255
Bouygues SA	23,196	680,699
Bureau Veritas SA	30,226	574,524
Capgemini SE	16,080	1,360,282
Carrefour SA	62,870	996,044
Casino Guichard Perrachon SA(x)	5,827	224,688
Cie de Saint-Gobain	51,083	1,242,025
Cie Generale des Etablissements Michelin SCA	17,748	1,579,668
CNP Assurances	18,188	178,032
Covivio (REIT)	5,002	282,094
Credit Agricole SA	119,818	878,178
Danone SA	63,428	4,090,767
Dassault Aviation SA	279	229,595
Dassault Systemes SE	13,341	1,978,428
Edenred	25,255	1,057,004
Eiffage SA	8,142	576,634
Electricite de France SA	63,363	499,698
Engie SA	189,660	1,961,870
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	577,754
EssilorLuxottica SA (Turquoise Stock Exchange)	23,766	2,564,113
Eurazeo SE	3,609	163,300
Eutelsat Communications SA	17,733	185,681
Faurecia SE	7,882	235,922
Gecina SA (REIT)	4,752	630,396
Getlink SE	45,689	552,239
Hermes International	3,290	2,272,277
Icade (REIT)	3,100	245,714
Iliad SA(x)	1,541	209,449
Ingenico Group SA	6,161	654,809
Ipsen SA	3,954	205,244
JCDecaux SA(x)	8,333	151,110
Kering SA	7,780	4,059,564
Klepierre SA (REIT)	20,590	397,619
Legrand SA	27,705	1,780,314
L’Oreal SA	25,907	6,800,226
LVMH Moet Hennessy Louis Vuitton SE	28,678	10,645,144
Natixis SA(x)	98,224	319,367
Orange SA	203,629	2,524,637
Pernod Ricard SA	21,755	3,094,407
Peugeot SA	59,138	788,454
Publicis Groupe SA	22,466	644,550
Remy Cointreau SA(x)	2,411	264,179
Renault SA	19,996	388,329
Safran SA*	33,644	2,957,174
Sanofi	116,336	10,242,316
Sartorius Stedim Biotech	2,782	558,678
Schneider Electric SE	56,937	4,902,194
SCOR SE	16,843	371,111
SEB SA	2,314	288,761
Societe Generale SA	84,193	1,416,326
Sodexo SA(x)	9,188	622,604
Suez	34,899	355,574
Teleperformance	6,088	1,270,700
Thales SA	11,065	928,741
TOTAL SA	247,593	9,601,530
Ubisoft Entertainment SA*	8,947	659,807
Unibail-Rodamco-Westfield (REIT)(x)	14,368	813,606
Valeo SA	25,029	418,564
Veolia Environnement SA	55,862	1,195,050
Vinci SA	53,155	4,398,316
Vivendi SA	85,482	1,834,157
Wendel SA	2,876	230,074
Worldline SA(m)*	13,273	780,215

		123,601,895

Germany (6.8%)
adidas AG	18,554	4,268,308
Allianz SE (Registered)	43,037	7,418,785
Aroundtown SA	126,662	634,760
BASF SE	94,579	4,571,339
Bayer AG (Registered)	101,349	5,949,211
Bayerische Motoren Werke AG	34,382	1,805,057
Bayerische Motoren Werke AG (Preference)(q)	5,904	258,302
Beiersdorf AG	10,468	1,065,155
Brenntag AG	15,402	581,881
Carl Zeiss Meditec AG	4,220	410,022
Commerzbank AG	104,036	378,448
Continental AG	11,423	835,363
Covestro AG(m)	18,065	561,165
Daimler AG (Registered)	93,250	2,860,675
Delivery Hero SE(m)*	11,762	891,915
Deutsche Bank AG (Registered)	203,884	1,369,674
Deutsche Boerse AG	19,423	2,668,104
Deutsche Lufthansa AG (Registered)	24,182	230,899
Deutsche Post AG (Registered)	101,178	2,791,550
Deutsche Telekom AG (Registered)	343,205	4,544,222
Deutsche Wohnen SE	37,352	1,427,140
E.ON SE	233,134	2,451,758
Evonik Industries AG	20,059	428,300
Fraport AG Frankfurt Airport Services Worldwide	4,347	176,431
Fresenius Medical Care AG & Co. KGaA	22,124	1,475,750
Fresenius SE & Co. KGaA	43,391	1,630,578
FUCHS PETROLUB SE (Preference)(q)	7,065	251,037
GEA Group AG	15,931	328,042
Hannover Rueck SE	6,261	915,404
HeidelbergCement AG	15,511	676,506
Henkel AG & Co. KGaA	10,791	813,175
Henkel AG & Co. KGaA (Preference)(q)	18,501	1,508,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HOCHTIEF AG	2,453	$163,123
Infineon Technologies AG	127,521	1,910,091
KION Group AG	6,748	296,414
Knorr-Bremse AG	5,047	452,514
LANXESS AG	8,832	353,577
Merck KGaA	13,421	1,391,657
METRO AG	18,709	161,918
MTU Aero Engines AG	5,406	791,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,809	2,993,557
Porsche Automobil Holding SE (Preference)(q)	15,901	686,922
Puma SE	8,716	520,687
RWE AG	59,539	1,593,794
SAP SE	101,388	11,644,733
Sartorius AG (Preference)(q)	3,728	911,162
Siemens AG (Registered)	78,919	6,792,430
Siemens Healthineers AG(m)	15,576	618,030
Symrise AG	13,360	1,265,266
Telefonica Deutschland Holding AG	83,567	207,691
thyssenkrupp AG*	42,019	223,887
TUI AG	45,810	205,159
Uniper SE	20,917	524,955
United Internet AG (Registered)	10,619	318,543
Volkswagen AG	3,379	457,942
Volkswagen AG (Preference)(q)	19,271	2,296,029
Vonovia SE	52,614	2,593,410
Wirecard AG	12,190	1,400,153
Zalando SE(m)*	14,384	560,459

		97,513,795

Hong Kong (2.6%)
AIA Group Ltd.	1,247,145	11,219,692
ASM Pacific Technology Ltd.	30,417	283,800
Bank of East Asia Ltd. (The)(x)	138,676	297,531
CK Asset Holdings Ltd.	268,422	1,460,279
CK Infrastructure Holdings Ltd.	68,673	363,732
CLP Holdings Ltd.	170,559	1,567,718
Dairy Farm International Holdings Ltd.	34,704	159,726
Hang Lung Properties Ltd.	210,106	424,947
Hang Seng Bank Ltd.	79,435	1,353,469
Henderson Land Development Co. Ltd.	151,255	574,447
HK Electric Investments & HK Electric Investments Ltd.(m)	277,277	266,303
HKT Trust & HKT Ltd.	386,403	524,598
Hong Kong & China Gas Co. Ltd.	1,054,943	1,734,850
Hong Kong Exchanges & Clearing Ltd.	124,301	3,732,911
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	412,776
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	7,794	29,154
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	1,031,415
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	2,044	102,242
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	468,700
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	1,483	32,826
Kerry Properties Ltd.	66,397	174,357
Link REIT (REIT)	218,456	1,845,370
Melco Resorts & Entertainment Ltd. (ADR)	22,088	273,891
MTR Corp. Ltd.	159,750	822,566
New World Development Co. Ltd.	637,517	682,884
NWS Holdings Ltd.	163,435	167,270
PCCW Ltd.	434,166	238,578
Power Assets Holdings Ltd.	144,213	859,151
Sino Land Co. Ltd.	318,935	403,489
Sun Hung Kai Properties Ltd.	165,477	2,172,699
Swire Pacific Ltd., Class A	47,288	302,944
Swire Properties Ltd.	124,191	348,436
Techtronic Industries Co. Ltd.	142,363	917,096
Vitasoy International Holdings Ltd.(x)	78,690	237,639
WH Group Ltd.(m)(x)	954,716	886,586
Wharf Real Estate Investment Co. Ltd.(x)	125,759	515,300
Wheelock & Co. Ltd.	81,850	555,980
Yue Yuen Industrial Holdings Ltd.	72,198	109,953

		37,555,305

Ireland (0.5%)
AerCap Holdings NV*	12,713	289,729
AIB Group plc (BrsaItaliana Stock Exchange)*	5,975	6,700
AIB Group plc (Turquoise Stock Exchange)*	75,949	84,960
Bank of Ireland Group plc (Aquis Stock Exchange)	30	58
Bank of Ireland Group plc (Turquoise Stock Exchange)	100,484	189,835
CRH plc	81,147	2,211,980
Flutter Entertainment plc(x)	8,137	737,648
Kerry Group plc (London Stock Exchange), Class A	9	1,037
Kerry Group plc (Turquoise Stock Exchange), Class A	16,485	1,889,890
Kingspan Group plc	15,962	854,662
Smurfit Kappa Group plc	23,458	661,460

		6,927,959

Israel (0.5%)
Azrieli Group Ltd.	4,481	259,143
Bank Hapoalim BM	115,396	693,714
Bank Leumi Le-Israel BM	153,206	847,097
Check Point Software Technologies Ltd.*	12,648	1,271,630
Elbit Systems Ltd.	2,697	351,481
Israel Chemicals Ltd.	73,121	232,313
Israel Discount Bank Ltd., Class A	119,141	352,874
Mizrahi Tefahot Bank Ltd.	14,376	268,564
Nice Ltd.*	6,452	934,104
Teva Pharmaceutical Industries Ltd. (ADR)*	113,476	1,019,015
Wix.com Ltd.*	4,959	499,966

		6,729,901

Italy (1.6%)
Assicurazioni Generali SpA	114,103	1,554,419
Atlantia SpA	51,449	644,901
Davide Campari-Milano SpA	60,310	433,811
Enel SpA	838,742	5,838,000
Eni SpA	260,316	2,631,907
Ferrari NV	12,518	1,945,626
FinecoBank Banca Fineco SpA	63,230	574,606
Intesa Sanpaolo SpA	1,525,793	2,490,484
Leonardo SpA	36,525	242,989
Mediobanca Banca di Credito Finanziario SpA	64,490	355,537
Moncler SpA	18,751	684,508
Pirelli & C SpA(m)(x)	40,708	145,721
Poste Italiane SpA(m)	54,727	463,585
Prysmian SpA	25,059	401,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Recordati SpA	10,858	$459,980
Snam SpA	216,375	999,357
Telecom Italia SpA (Aquis Stock Exchange)	564,445	223,438
Telecom Italia SpA (Turquoise Stock Exchange)*	947,218	387,365
Terna Rete Elettrica Nazionale SpA	146,103	925,858
UniCredit SpA	208,723	1,634,243

		23,037,644

Japan (21.6%)
ABC-Mart, Inc.	3,653	183,216
Acom Co. Ltd.(x)	37,053	150,664
Advantest Corp.	20,678	829,289
Aeon Co. Ltd.	67,910	1,509,392
AEON Financial Service Co. Ltd.	11,180	119,587
Aeon Mall Co. Ltd.	10,499	132,423
AGC, Inc.	18,852	463,335
Air Water, Inc.	16,733	230,247
Aisin Seiki Co. Ltd.	17,240	424,537
Ajinomoto Co., Inc.	45,864	854,567
Alfresa Holdings Corp.(x)	20,013	373,297
Alps Alpine Co. Ltd.(x)	22,057	213,733
Amada Holdings Co. Ltd.(x)	34,284	270,651
ANA Holdings, Inc.(x)	12,059	294,472
Aozora Bank Ltd.	12,605	240,336
Asahi Group Holdings Ltd.	37,626	1,221,676
Asahi Intecc Co. Ltd.	19,940	493,614
Asahi Kasei Corp.	130,785	924,362
Astellas Pharma, Inc.	193,179	2,990,443
Bandai Namco Holdings, Inc.	20,772	1,008,135
Bank of Kyoto Ltd. (The)(x)	5,416	172,348
Benesse Holdings, Inc.	7,491	190,785
Bridgestone Corp.	59,306	1,825,035
Brother Industries Ltd.	23,402	357,706
Calbee, Inc.	8,688	235,288
Canon, Inc.	101,797	2,223,290
Casio Computer Co. Ltd.(x)	19,515	273,757
Central Japan Railway Co.	14,709	2,357,895
Chiba Bank Ltd. (The)	56,806	248,506
Chubu Electric Power Co., Inc.	66,876	942,792
Chugai Pharmaceutical Co. Ltd.	22,770	2,635,658
Chugoku Electric Power Co., Inc. (The)(x)	29,547	413,705
Coca-Cola Bottlers Japan, Inc.(x)	13,155	270,229
Concordia Financial Group Ltd.(x)	110,888	323,003
Credit Saison Co. Ltd.	16,767	194,707
CyberAgent, Inc.	10,214	396,367
Dai Nippon Printing Co. Ltd.	23,911	509,277
Daicel Corp.(x)	27,340	199,619
Daifuku Co. Ltd.	10,337	655,134
Dai-ichi Life Holdings, Inc.	111,970	1,339,992
Daiichi Sankyo Co. Ltd.	58,063	3,994,828
Daikin Industries Ltd.	25,496	3,109,137
Daito Trust Construction Co. Ltd.	7,469	696,637
Daiwa House Industry Co. Ltd.	58,755	1,455,177
Daiwa House REIT Investment Corp. (REIT)	202	493,518
Daiwa Securities Group, Inc.	158,772	615,851
Denso Corp.	44,966	1,452,499
Dentsu Group, Inc.	22,471	433,241
Disco Corp.	2,874	567,177
East Japan Railway Co.	30,729	2,328,479
Eisai Co. Ltd.	26,192	1,922,485
Electric Power Development Co. Ltd.	15,403	310,964
FamilyMart Co. Ltd.	26,331	471,457
FANUC Corp.	19,812	2,686,669
Fast Retailing Co. Ltd.(x)	5,928	2,422,273
Fuji Electric Co. Ltd.	12,562	284,181
FUJIFILM Holdings Corp.	37,362	1,875,354
Fujitsu Ltd.	20,404	1,841,238
Fukuoka Financial Group, Inc.(x)	17,862	236,506
GMO Payment Gateway, Inc.	4,441	311,614
Hakuhodo DY Holdings, Inc.	25,428	256,488
Hamamatsu Photonics KK	14,383	588,720
Hankyu Hanshin Holdings, Inc.	23,814	801,875
Hikari Tsushin, Inc.	2,170	364,074
Hino Motors Ltd.	29,509	158,602
Hirose Electric Co. Ltd.	3,537	366,855
Hisamitsu Pharmaceutical Co., Inc.	5,392	251,401
Hitachi Chemical Co. Ltd.	11,014	469,521
Hitachi Construction Machinery Co. Ltd.(x)	11,126	225,022
Hitachi High-Tech Corp.	6,613	490,860
Hitachi Ltd.	99,041	2,883,067
Hitachi Metals Ltd.	23,164	243,915
Honda Motor Co. Ltd.	167,399	3,764,757
Hoshizaki Corp.	5,769	433,535
Hoya Corp.	38,866	3,305,900
Hulic Co. Ltd.	29,941	304,006
Idemitsu Kosan Co. Ltd.(x)	20,360	466,765
IHI Corp.	14,558	169,816
Iida Group Holdings Co. Ltd.(x)	12,904	178,753
Inpex Corp.	106,314	597,599
Isetan Mitsukoshi Holdings Ltd.(x)	34,179	199,255
Isuzu Motors Ltd.	57,222	378,764
ITOCHU Corp.(x)	137,730	2,857,634
Itochu Techno-Solutions Corp.	9,832	280,459
J Front Retailing Co. Ltd.(x)	24,423	202,888
Japan Airlines Co. Ltd.	12,052	221,785
Japan Airport Terminal Co. Ltd.(x)	4,946	190,915
Japan Exchange Group, Inc.	52,884	934,440
Japan Post Bank Co. Ltd.(x)	43,643	403,240
Japan Post Holdings Co. Ltd.	163,535	1,281,229
Japan Post Insurance Co. Ltd.	22,968	284,921
Japan Prime Realty Investment Corp. (REIT)	87	261,286
Japan Real Estate Investment Corp. (REIT)	139	814,880
Japan Retail Fund Investment Corp. (REIT)	279	315,046
Japan Tobacco, Inc.	124,651	2,307,348
JFE Holdings, Inc.	51,077	332,442
JGC Holdings Corp.(x)	20,444	163,988
JSR Corp.	20,004	368,491
JTEKT Corp.(x)	21,896	148,682
JXTG Holdings, Inc.	313,606	1,074,924
Kajima Corp.	46,708	479,350
Kakaku.com, Inc.	13,852	254,207
Kamigumi Co. Ltd.	11,203	189,518
Kansai Electric Power Co., Inc. (The)(x)	73,133	815,773
Kansai Paint Co. Ltd.	18,433	351,483
Kao Corp.	49,305	4,037,048
Kawasaki Heavy Industries Ltd.(x)	14,853	215,343
KDDI Corp.	181,757	5,372,387
Keihan Holdings Co. Ltd.	10,049	447,339
Keikyu Corp.	22,975	387,069
Keio Corp.	10,635	629,651
Keisei Electric Railway Co. Ltd.	13,766	397,520
Keyence Corp.	18,770	6,057,369
Kikkoman Corp.(x)	15,130	644,238
Kintetsu Group Holdings Co. Ltd.	17,785	824,476
Kirin Holdings Co. Ltd.	85,396	1,691,375
Kobayashi Pharmaceutical Co. Ltd.	5,308	492,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Koito Manufacturing Co. Ltd.	10,840	$366,847
Komatsu Ltd.	95,949	1,578,754
Konami Holdings Corp.	9,934	304,555
Konica Minolta, Inc.	46,956	190,665
Kose Corp.	3,493	430,643
Kubota Corp.	108,476	1,387,563
Kuraray Co. Ltd.	33,517	338,731
Kurita Water Industries Ltd.	10,334	238,800
Kyocera Corp.	33,302	1,974,893
Kyowa Kirin Co. Ltd.	25,266	566,522
Kyushu Electric Power Co., Inc.	38,845	312,931
Kyushu Railway Co.	16,613	477,726
Lawson, Inc.	5,452	299,872
LINE Corp.*	6,580	317,941
Lion Corp.	23,269	499,219
LIXIL Group Corp.	27,644	343,754
M3, Inc.(x)	45,795	1,353,318
Makita Corp.(x)	23,241	712,619
Marubeni Corp.	162,387	809,600
Marui Group Co. Ltd.(x)	19,470	326,830
Maruichi Steel Tube Ltd.(x)	5,764	138,838
Mazda Motor Corp.	58,185	307,835
McDonald’s Holdings Co. Japan Ltd.	7,059	318,797
Mebuki Financial Group, Inc.	86,924	177,244
Medipal Holdings Corp.	18,420	344,253
Meiji Holdings Co. Ltd.	11,860	844,977
Mercari, Inc.(x)*	7,816	151,649
Minebea Mitsumi, Inc.	37,701	562,156
MISUMI Group, Inc.(x)	29,470	642,645
Mitsubishi Chemical Holdings Corp.	132,974	791,163
Mitsubishi Corp.	138,332	2,936,051
Mitsubishi Electric Corp.	185,800	2,293,082
Mitsubishi Estate Co. Ltd.	122,833	1,810,787
Mitsubishi Gas Chemical Co., Inc.	15,840	172,059
Mitsubishi Heavy Industries Ltd.	33,298	842,169
Mitsubishi Materials Corp.	10,785	221,046
Mitsubishi Motors Corp.	69,590	197,058
Mitsubishi UFJ Financial Group, Inc.	1,267,337	4,727,981
Mitsubishi UFJ Lease & Finance Co. Ltd.	40,633	199,816
Mitsui & Co. Ltd.	171,894	2,394,507
Mitsui Chemicals, Inc.	19,098	362,435
Mitsui Fudosan Co. Ltd.	90,346	1,562,629
Mitsui OSK Lines Ltd.(x)	11,614	187,317
Mizuho Financial Group, Inc.	2,469,515	2,826,291
MonotaRO Co. Ltd.	12,720	337,989
MS&AD Insurance Group Holdings, Inc.	49,334	1,381,809
Murata Manufacturing Co. Ltd.	58,750	2,973,626
Nabtesco Corp.	11,699	269,859
Nagoya Railroad Co. Ltd.(x)	19,372	544,081
NEC Corp.	25,727	938,686
Nexon Co. Ltd.	49,330	806,876
NGK Insulators Ltd.(x)	26,181	343,188
NGK Spark Plug Co. Ltd.	15,358	216,175
NH Foods Ltd.(x)	8,502	296,290
Nidec Corp.	45,692	2,370,101
Nikon Corp.	33,255	307,189
Nintendo Co. Ltd.	11,598	4,473,277
Nippon Building Fund, Inc. (REIT)	140	940,640
Nippon Electric Glass Co. Ltd.	2	21
Nippon Express Co. Ltd.	8,212	402,134
Nippon Paint Holdings Co. Ltd.	15,180	800,235
Nippon Prologis REIT, Inc. (REIT)	212	534,091
Nippon Shinyaku Co. Ltd.	4,860	381,862
Nippon Steel Corp.	83,839	718,106
Nippon Telegraph & Telephone Corp.	131,651	3,124,107
Nippon Yusen KK	14,753	175,382
Nissan Chemical Corp.	13,031	474,591
Nissan Motor Co. Ltd.	241,103	795,966
Nisshin Seifun Group, Inc.	21,053	351,408
Nissin Foods Holdings Co. Ltd.	6,098	508,956
Nitori Holdings Co. Ltd.	8,299	1,121,779
Nitto Denko Corp.(x)	16,516	737,273
Nomura Holdings, Inc.	344,637	1,459,965
Nomura Real Estate Holdings, Inc.	12,924	209,632
Nomura Real Estate Master Fund, Inc. (REIT)(x)	429	541,372
Nomura Research Institute Ltd.	35,557	751,294
NSK Ltd.(x)	38,024	243,908
NTT Data Corp.	63,170	607,571
NTT DOCOMO, Inc.	136,736	4,298,319
Obayashi Corp.	67,253	576,106
Obic Co. Ltd.	6,769	884,279
Odakyu Electric Railway Co. Ltd.(x)	31,307	688,160
Oji Holdings Corp.	82,996	445,066
Olympus Corp.	120,985	1,746,107
Omron Corp.	18,849	980,590
Ono Pharmaceutical Co. Ltd.	36,990	851,458
Oracle Corp.	4,042	352,879
Oriental Land Co. Ltd.(x)	20,737	2,653,795
ORIX Corp.	137,503	1,653,522
Orix JREIT, Inc. (REIT)	251	329,598
Osaka Gas Co. Ltd.	38,954	735,322
Otsuka Corp.	11,074	473,797
Otsuka Holdings Co. Ltd.	40,580	1,588,685
Pan Pacific International Holdings Corp.	46,075	874,954
Panasonic Corp.	229,251	1,750,045
Park24 Co. Ltd.	11,831	173,213
PeptiDream, Inc.*	10,168	354,901
Persol Holdings Co. Ltd.	17,883	179,625
Pigeon Corp.	12,294	471,861
Pola Orbis Holdings, Inc.	9,556	176,508
Rakuten, Inc.	89,408	678,318
Recruit Holdings Co. Ltd.	139,561	3,603,717
Renesas Electronics Corp.*	81,555	292,813
Resona Holdings, Inc.	220,642	663,929
Ricoh Co. Ltd.(x)	69,165	507,879
Rinnai Corp.	3,627	257,100
Rohm Co. Ltd.	9,744	533,609
Ryohin Keikaku Co. Ltd.	25,627	287,639
Sankyo Co. Ltd.	5,085	148,206
Santen Pharmaceutical Co. Ltd.	37,386	643,937
SBI Holdings, Inc.	23,030	335,973
Secom Co. Ltd.	21,841	1,815,912
Sega Sammy Holdings, Inc.	17,924	218,241
Seibu Holdings, Inc.	20,675	227,672
Seiko Epson Corp.(x)	29,740	321,829
Sekisui Chemical Co. Ltd.	37,753	500,715
Sekisui House Ltd.	64,539	1,066,593
Seven & i Holdings Co. Ltd.	78,221	2,583,041
Seven Bank Ltd.	61,241	158,284
SG Holdings Co. Ltd.	14,937	356,337
Sharp Corp.(x)*	22,405	234,753
Shimadzu Corp.(x)	23,042	606,533
Shimamura Co. Ltd.	2,384	143,989
Shimano, Inc.	7,719	1,105,556
Shimizu Corp.	62,468	488,589
Shin-Etsu Chemical Co. Ltd.	36,496	3,617,078
Shinsei Bank Ltd.	20,114	268,470
Shionogi & Co. Ltd.	28,001	1,377,819
Shiseido Co. Ltd.	41,518	2,452,544
Shizuoka Bank Ltd. (The)(x)	49,011	298,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Showa Denko KK	14,179	$293,160
SMC Corp.	5,920	2,527,083
Softbank Corp.(x)	173,947	2,214,167
SoftBank Group Corp.	161,733	5,663,406
Sohgo Security Services Co. Ltd.	7,326	356,919
Sompo Holdings, Inc.	34,866	1,078,492
Sony Corp.	131,264	7,802,753
Sony Financial Holdings, Inc.	16,466	278,320
Square Enix Holdings Co. Ltd.	9,737	435,144
Stanley Electric Co. Ltd.	13,596	267,899
Subaru Corp.(x)	63,906	1,226,973
SUMCO Corp.	24,351	313,154
Sumitomo Chemical Co. Ltd.	155,047	460,102
Sumitomo Corp.	123,410	1,415,123
Sumitomo Dainippon Pharma Co. Ltd.	16,992	220,475
Sumitomo Electric Industries Ltd.	78,309	823,717
Sumitomo Heavy Industries Ltd.	11,969	215,876
Sumitomo Metal Mining Co. Ltd.	24,191	496,131
Sumitomo Mitsui Financial Group, Inc.	134,565	3,269,568
Sumitomo Mitsui Trust Holdings, Inc.	32,695	944,527
Sumitomo Realty & Development Co. Ltd.	34,607	843,482
Sumitomo Rubber Industries Ltd.	17,883	168,775
Sundrug Co. Ltd.	7,686	246,679
Suntory Beverage & Food Ltd.	14,444	546,583
Suzuken Co. Ltd.	7,658	279,118
Suzuki Motor Corp.	38,219	914,500
Sysmex Corp.	17,349	1,254,366
T&D Holdings, Inc.	53,959	440,545
Taiheiyo Cement Corp.	12,598	215,461
Taisei Corp.	20,981	641,395
Taisho Pharmaceutical Holdings Co. Ltd.	3,588	220,587
Taiyo Nippon Sanso Corp.	13,703	202,966
Takeda Pharmaceutical Co. Ltd.	154,126	4,716,655
TDK Corp.	13,414	1,037,993
Teijin Ltd.(x)	17,905	303,343
Terumo Corp.	67,085	2,307,018
THK Co. Ltd.	12,479	254,785
Tobu Railway Co. Ltd.(x)	19,808	692,354
Toho Co. Ltd.	11,829	361,657
Toho Gas Co. Ltd.	7,785	355,487
Tohoku Electric Power Co., Inc.	40,316	389,226
Tokio Marine Holdings, Inc.	65,486	3,003,353
Tokyo Century Corp.	4,423	138,331
Tokyo Electric Power Co. Holdings, Inc.*	160,597	561,174
Tokyo Electron Ltd.	16,014	3,011,262
Tokyo Gas Co. Ltd.	37,512	888,734
Tokyu Corp.	51,947	818,295
Tokyu Fudosan Holdings Corp.(x)	61,860	296,088
Toppan Printing Co. Ltd.	28,725	440,245
Toray Industries, Inc.	144,039	624,584
Toshiba Corp.	39,883	878,021
Tosoh Corp.	26,772	304,594
TOTO Ltd.(x)	13,831	460,394
Toyo Seikan Group Holdings Ltd.	14,886	169,906
Toyo Suisan Kaisha Ltd.	9,368	453,557
Toyoda Gosei Co. Ltd.	6,666	114,297
Toyota Industries Corp.	14,648	702,883
Toyota Motor Corp.	235,649	14,186,487
Toyota Tsusho Corp.(x)	22,029	518,635
Trend Micro, Inc.	12,531	618,956
Tsuruha Holdings, Inc.	3,801	502,567
Unicharm Corp.	41,915	1,573,797
United Urban Investment Corp. (REIT)	308	305,604
USS Co. Ltd.	22,475	309,576
Welcia Holdings Co. Ltd.	4,736	333,441
West Japan Railway Co.	16,898	1,157,228
Yakult Honsha Co. Ltd.	12,422	735,641
Yamada Denki Co. Ltd.*	65,187	260,288
Yamaha Corp.	14,933	582,113
Yamaha Motor Co. Ltd.	29,749	359,344
Yamato Holdings Co. Ltd.	32,041	502,863
Yamazaki Baking Co. Ltd.	11,586	242,594
Yaskawa Electric Corp.	24,916	684,697
Yokogawa Electric Corp.	23,540	283,517
Yokohama Rubber Co. Ltd. (The)	12,483	154,880
Z Holdings Corp.	275,365	885,733
ZOZO, Inc.(x)	11,807	158,425

		308,768,823

Luxembourg (0.1%)
ArcelorMittal SA	68,988	653,797
Eurofins Scientific SE(x)	1,180	584,948
SES SA (FDR)	38,978	229,339
Tenaris SA	50,162	306,847

		1,774,931

Macau (0.2%)
Galaxy Entertainment Group Ltd.	217,238	1,150,685
Sands China Ltd.	252,038	917,258
SJM Holdings Ltd.	211,356	177,269
Wynn Macau Ltd.	162,226	245,370

		2,490,582

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Netherlands (3.6%)
ABN AMRO Bank NV (CVA)(m)	43,924	360,557
Adyen NV(m)*	1,081	914,880
Aegon NV	188,098	477,146
Akzo Nobel NV	20,867	1,375,686
Altice Europe NV, Class A*	60,593	234,227
ASML Holding NV	43,912	11,670,078
EXOR NV	11,192	576,497
Heineken Holding NV	11,964	918,214
Heineken NV	26,449	2,213,731
ING Groep NV	399,694	2,093,622
Just Eat Takeaway(m)*	11,942	900,251
Koninklijke Ahold Delhaize NV	113,552	2,657,491
Koninklijke DSM NV	18,840	2,140,868
Koninklijke KPN NV	370,633	886,528
Koninklijke Philips NV	92,912	3,760,588
Koninklijke Vopak NV	7,336	382,518
NN Group NV	32,222	870,281
NXP Semiconductors NV	28,971	2,402,565
Randstad NV*	12,541	443,094
Royal Dutch Shell plc, Class A	431,256	7,546,894
Royal Dutch Shell plc, Class B	385,204	6,458,682
Wolters Kluwer NV	28,144	2,001,033

		51,285,431

New Zealand (0.3%)
a2 Milk Co. Ltd.*	76,362	772,331
Auckland International Airport Ltd.	99,276	292,580
Fisher & Paykel Healthcare Corp. Ltd.	59,615	1,080,686
Fletcher Building Ltd.	85,677	177,906
Mercury NZ Ltd.	66,045	165,237
Meridian Energy Ltd.	136,895	323,867
Ryman Healthcare Ltd.	41,285	253,738
Spark New Zealand Ltd.	190,698	464,830

		3,531,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.5%)
Aker BP ASA	11,006	$140,127
DNB ASA	98,459	1,104,239
Equinor ASA	104,006	1,310,133
Gjensidige Forsikring ASA(x)	18,654	319,199
Mowi ASA	45,642	695,693
Norsk Hydro ASA	137,650	299,072
Orkla ASA	77,991	667,403
Schibsted ASA, Class B	10,234	181,698
Telenor ASA	74,892	1,097,505
Yara International ASA	18,176	575,077

		6,390,146

Portugal (0.2%)
Banco Espirito Santo SA
(Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	265,787	1,067,996
Galp Energia SGPS SA	52,050	594,269
Jeronimo Martins SGPS SA	26,241	474,635

		2,136,900

Russia (0.0%)
Evraz plc	52,684	150,347

Singapore (1.0%)
Ascendas REIT (REIT)	287,556	573,008
CapitaLand Commercial Trust (REIT)	276,241	297,579
CapitaLand Ltd.	263,178	525,364
CapitaLand Mall Trust (REIT)	281,273	354,495
City Developments Ltd.	48,720	246,975
ComfortDelGro Corp. Ltd.	232,524	248,831
DBS Group Holdings Ltd.	186,412	2,437,368
Genting Singapore Ltd.	643,070	312,504
Jardine Cycle & Carriage Ltd.	10,465	144,943
Keppel Corp. Ltd.	150,452	560,269
Mapletree Commercial Trust (REIT)	221,686	285,667
Oversea-Chinese Banking Corp. Ltd.	338,732	2,060,569
SATS Ltd.	72,754	161,916
Sembcorp Industries Ltd.	104,011	112,915
Singapore Airlines Ltd.	58,243	235,423
Singapore Exchange Ltd.	84,010	540,932
Singapore Press Holdings Ltd.	144,143	185,681
Singapore Technologies Engineering Ltd.	159,081	349,469
Singapore Telecommunications Ltd.	847,842	1,516,110
Suntec REIT (REIT)	176,662	155,500
United Overseas Bank Ltd.	143,334	1,962,886
UOL Group Ltd.	51,180	235,640
Venture Corp. Ltd.	29,286	278,349
Wilmar International Ltd.	206,852	467,875

		14,250,268

South Africa (0.1%)
Anglo American plc	105,427	1,842,261

Spain (2.1%)
ACS Actividades de Construccion y
Servicios SA(x)	25,368	495,591
Aena SME SA(m)	6,875	750,283
Amadeus IT Group SA	44,783	2,123,854
Banco Bilbao Vizcaya Argentaria SA	692,395	2,213,431
Banco de Sabadell SA(x)	575,939	295,926
Banco Santander SA	1,712,706	4,168,639
Bankia SA(x)	127,496	142,338
Bankinter SA	70,004	257,009
CaixaBank SA	375,365	700,077
Cellnex Telecom SA(m)	25,818	1,175,149
Enagas SA	23,076	459,045
Endesa SA	33,323	713,419
Ferrovial SA	50,931	1,223,006
Grifols SA	30,975	1,055,012
Iberdrola SA	634,947	6,269,468
Industria de Diseno Textil SA	111,692	2,899,722
Mapfre SA	106,353	181,915
Naturgy Energy Group SA(x)	30,198	534,587
Red Electrica Corp. SA	44,949	809,387
Repsol SA	146,108	1,333,271
Siemens Gamesa Renewable Energy SA	25,533	384,183
Telefonica SA	485,237	2,227,644

		30,412,956

Sweden (2.1%)
Alfa Laval AB	32,993	571,775
Assa Abloy AB, Class B	104,079	1,967,611
Atlas Copco AB, Class A	68,278	2,294,676
Atlas Copco AB, Class B	40,521	1,194,898
Boliden AB	28,570	520,853
Electrolux AB	23,421	291,655
Epiroc AB, Class A	68,903	683,064
Epiroc AB, Class B	39,255	389,305
Essity AB, Class B	61,343	1,891,653
Hennes & Mauritz AB, Class B(x)	83,421	1,073,375
Hexagon AB, Class B	27,282	1,163,675
Husqvarna AB, Class B	43,394	218,175
ICA Gruppen AB	9,468	399,155
Industrivarden AB, Class C	17,407	339,809
Investor AB, Class B	47,298	2,175,441
Kinnevik AB, Class B	25,120	417,449
L E Lundbergforetagen AB, Class B	7,622	312,508
Lundin Petroleum AB	19,134	366,396
Sandvik AB	117,230	1,664,817
Securitas AB, Class B	33,147	358,763
Skandinaviska Enskilda Banken AB, Class A	169,001	1,143,202
Skanska AB, Class B*	35,195	536,423
SKF AB, Class B(x)	39,501	543,450
Svenska Handelsbanken AB, Class A*	160,119	1,340,873
Swedbank AB, Class A(x)	94,038	1,050,097
Swedish Match AB(x)	17,648	1,009,501
Tele2 AB, Class B	51,855	696,838
Telefonaktiebolaget LM Ericsson, Class B*	313,122	2,555,506
Telia Co. AB	284,128	1,022,041
Volvo AB, Class B	151,255	1,818,798

		30,011,782

Switzerland (9.1%)
ABB Ltd. (Registered)	189,151	3,325,757
Adecco Group AG (Registered)	16,113	635,750
Alcon, Inc.*	43,135	2,201,266
Baloise Holding AG (Registered)	5,068	665,213
Barry Callebaut AG (Registered)	314	631,365
Chocoladefabriken Lindt & Spruengli AG	112	946,235
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	962,307
Cie Financiere Richemont SA (Registered)	53,496	2,931,828
Clariant AG (Registered)(x)	19,946	335,478
Coca-Cola HBC AG	20,816	447,399
Credit Suisse Group AG (Registered)*	265,417	2,191,651
Dufry AG (Registered)	4,279	132,642
EMS-Chemie Holding AG (Registered)(x)	854	537,524
Geberit AG (Registered)	3,847	1,697,052
Givaudan SA (Registered)	944	2,926,800
Glencore plc*	1,101,269	1,680,823
Julius Baer Group Ltd.(x)*	23,241	793,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)(x)	5,405	$742,912
LafargeHolcim Ltd. (Registered)*	51,167	1,870,500
Lonza Group AG (Registered)*	7,733	3,217,324
Nestle SA (Registered)	307,008	31,642,769
Novartis AG (Registered)	221,619	18,315,711
Pargesa Holding SA	4,082	270,972
Partners Group Holding AG	1,941	1,342,552
Roche Holding AG	72,478	23,563,614
Schindler Holding AG	4,229	929,550
Schindler Holding AG (Registered)	2,100	444,270
SGS SA (Registered)(x)	629	1,459,052
Sika AG (Registered)	13,250	2,192,298
Sonova Holding AG (Registered)	5,543	1,000,712
STMicroelectronics NV	70,914	1,543,351
Straumann Holding AG (Registered)(x)	1,072	798,928
Swatch Group AG (The)	3,011	601,790
Swatch Group AG (The) (Registered)	5,630	221,539
Swiss Life Holding AG (Registered)	3,489	1,187,898
Swiss Prime Site AG (Registered)	7,774	763,113
Swiss Re AG(x)	30,103	2,321,056
Swisscom AG (Registered)	2,690	1,450,200
Temenos AG (Registered)(x)*	6,788	890,073
UBS Group AG (Registered)*	396,607	3,706,867
Vifor Pharma AG	4,729	654,324
Zurich Insurance Group AG	15,415	5,471,692

		129,645,628

United Arab Emirates (0.0%)
NMC Health plc(r)	10,397	13,516

United Kingdom (11.1%)
3i Group plc	101,040	988,837
Admiral Group plc	19,695	543,448
Ashtead Group plc	47,712	1,059,713
Associated British Foods plc	36,993	830,229
AstraZeneca plc	135,338	12,089,481
Auto Trader Group plc(m)	96,089	522,210
AVEVA Group plc	6,873	296,775
Aviva plc	406,742	1,350,343
BAE Systems plc	332,722	2,146,939
Barclays plc	1,768,762	2,055,147
Barratt Developments plc	105,723	576,199
Berkeley Group Holdings plc	12,405	554,517
BP plc	2,091,048	8,895,677
British American Tobacco plc	236,636	8,080,732
British Land Co. plc (The) (REIT)	91,606	381,114
BT Group plc	872,242	1,272,188
Bunzl plc	34,969	705,077
Burberry Group plc	42,635	697,514
Centrica plc	581,764	273,655
CK Hutchison Holdings Ltd.	274,064	1,837,957
CNH Industrial NV	105,215	602,000
Coca-Cola European Partners plc	23,011	863,603
Compass Group plc	162,652	2,541,374
Croda International plc	13,300	703,374
DCC plc	10,214	644,191
Diageo plc	242,102	7,754,206
Direct Line Insurance Group plc	142,780	522,440
easyJet plc	15,579	112,116
Experian plc	93,109	2,591,986
Fiat Chrysler Automobiles NV	113,089	814,941
G4S plc	160,329	182,996
GlaxoSmithKline plc	514,663	9,653,713
GVC Holdings plc	60,428	419,469
Halma plc	39,422	936,612
Hargreaves Lansdown plc	31,068	532,341
HSBC Holdings plc	2,093,296	11,788,566
Imperial Brands plc	96,471	1,788,181
Informa plc	129,987	720,909
InterContinental Hotels Group plc	18,030	771,966
Intertek Group plc	16,759	979,546
ITV plc	370,252	306,141
J Sainsbury plc	183,778	478,613
JD Sports Fashion plc	46,522	267,765
Johnson Matthey plc	20,096	446,597
Kingfisher plc	219,116	394,682
Land Securities Group plc (REIT)	73,143	503,937
Legal & General Group plc	619,378	1,481,771
Lloyds Banking Group plc	7,204,485	2,841,048
London Stock Exchange Group plc	32,212	2,902,353
M&G plc*	267,086	371,911
Marks & Spencer Group plc	202,494	248,642
Meggitt plc	80,691	292,314
Melrose Industries plc	504,482	569,711
Micro Focus International plc	33,994	168,157
Mondi plc	50,420	860,018
National Grid plc	357,657	4,191,917
Next plc	13,835	696,881
Ocado Group plc*	49,025	740,284
Pearson plc	83,073	573,603
Persimmon plc	33,081	783,437
Prudential plc	267,205	3,410,880
Reckitt Benckiser Group plc	73,030	5,604,881
RELX plc (London Stock Exchange)	107,576	2,306,120
RELX plc (Turquoise Stock Exchange)	92,157	1,983,266
Rentokil Initial plc	192,035	921,691
Rolls-Royce Holdings plc*	179,752	756,468
Royal Bank of Scotland Group plc	502,290	700,624
RSA Insurance Group plc	107,116	556,793
Sage Group plc (The)	113,048	827,965
Schroders plc	12,592	386,766
Segro plc (REIT)	113,636	1,074,638
Severn Trent plc	24,703	696,734
Smith & Nephew plc	90,830	1,611,831
Smiths Group plc	41,137	622,781
Spirax-Sarco Engineering plc	7,646	772,382
SSE plc	106,478	1,718,458
St James’s Place plc	55,313	527,065
Standard Chartered plc	282,787	1,558,627
Standard Life Aberdeen plc	247,529	684,787
Taylor Wimpey plc	340,580	494,919
Tesco plc	1,001,193	2,835,140
Unilever NV	151,389	7,458,937
Unilever plc	114,348	5,772,692
United Utilities Group plc	70,228	784,217
Vodafone Group plc	2,753,553	3,846,463
Weir Group plc (The)	27,089	245,540
Whitbread plc	13,883	519,879
Wm Morrison Supermarkets plc	249,356	549,329
WPP plc	131,038	892,854

		159,324,791

United States (0.2%)
Carnival plc	16,576	201,195
CyberArk Software Ltd.*	3,948	337,791
Ferguson plc	23,170	1,448,838
James Hardie Industries plc (CHDI)	45,939	535,808
QIAGEN NV*	23,553	955,835

		3,479,467

Total Common Stocks (82.3%) (Cost $1,213,197,176)		1,176,697,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,327,524	$1,327,657

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $10,000,006, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $10,200,000.(xx)	$10,000,000	10,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,200,009, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,244,000.(xx)	2,200,000	2,200,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,129,408, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,171,997.(xx)	2,129,407	2,129,407
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $3,200,674, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%- 2.625%, maturing 8/31/20-2/15/49; total market value $3,468,713.(xx)	3,200,500	3,200,500
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $3,000,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $3,333,108.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		22,529,907

Total Short-Term Investments (1.7%) (Cost $23,857,564)		23,857,564

Total Investments in Securities (84.0%) (Cost $1,237,054,740)		1,200,555,189
Other Assets Less Liabilities (16.0%)		229,068,396

Net Assets (100%)		$1,429,623,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $12,412,699 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $37,591,005. This was collateralized by $17,321,169 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/7/20 - 2/15/49 and by cash of $22,529,907 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$193,686,714	13.6%
Health Care	168,393,003	11.8
Industrials	167,217,184	11.7
Consumer Staples	148,807,262	10.4
Consumer Discretionary	130,576,067	9.1
Information Technology	89,392,123	6.3
Materials	78,925,270	5.5
Communication Services	64,970,598	4.5
Utilities	49,401,087	3.5
Energy	46,421,919	3.2
Real Estate	38,906,398	2.7
Repurchase Agreements	22,529,907	1.6
Investment Company	1,327,657	0.1
Cash and Other	229,068,396	16.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Insurance
AXA SA	198,654	5,725,421	79,777	(258,163)	26,066	(2,133,025)	3,440,076	—	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	53	6/2020	USD	4,132,145	141,868

					141,868

Short Contracts
EURO STOXX 50 Index	(9,068)	6/2020	EUR	(274,730,142)	(17,356,123)
FTSE 100 Index	(2,405)	6/2020	GBP	(168,346,503)	(7,844,056)
SPI 200 Index	(763)	6/2020	AUD	(59,944,063)	1,555,026
TOPIX Index	(1,362)	6/2020	JPY	(177,715,508)	(12,247,777)

					(35,892,930)

					(35,751,062)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,898,725	USD	2,933,059	HSBC Bank plc	6/19/2020	80,764
GBP	6,715,348	USD	8,143,045	HSBC Bank plc	6/19/2020	209,505
USD	57,410,191	AUD	88,911,027	HSBC Bank plc	6/19/2020	2,709,814
USD	315,926,090	EUR	279,621,061	HSBC Bank plc	6/19/2020	6,602,000
USD	145,582,207	GBP	112,816,963	HSBC Bank plc	6/19/2020	5,260,468
USD	208,437,693	JPY	21,760,579,599	HSBC Bank plc	6/19/2020	5,380,042

Total unrealized appreciation						20,242,593

EUR	12,566,725	USD	13,931,629	HSBC Bank plc	6/19/2020	(29,992)
JPY	1,737,115,554	USD	16,323,198	HSBC Bank plc	6/19/2020	(113,399)
USD	22,811,536	AUD	37,133,919	HSBC Bank plc	6/19/2020	(34,217)
USD	59,787,540	GBP	48,246,588	HSBC Bank plc	6/19/2020	(221,566)
USD	15,531,549	JPY	1,670,161,368	HSBC Bank plc	6/19/2020	(53,470)

Total unrealized depreciation						(452,644)

Net unrealized appreciation						19,789,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Australia	$—	$78,078,278	$33,916		$78,112,194
Austria	—	1,971,870	—		1,971,870
Belgium	—	10,230,344	—		10,230,344
Chile	—	390,650	—		390,650
China	474,466	5,058,814	—		5,533,280
Colombia	—	279,528	—		279,528
Denmark	—	25,745,225	—		25,745,225
Finland	—	13,559,031	—		13,559,031
France	—	123,601,895	—		123,601,895
Germany	—	97,513,795	—		97,513,795
Hong Kong	2,186,782	35,368,523	—		37,555,305
Ireland	289,729	6,638,230	—		6,927,959
Israel	2,790,611	3,939,290	—		6,729,901
Italy	—	23,037,644	—		23,037,644
Japan	—	308,768,823	—		308,768,823
Luxembourg	—	1,774,931	—		1,774,931
Macau	—	2,490,582	—		2,490,582
Malta	—	—	—	(b)	— (b)
Netherlands	2,402,565	48,882,866	—		51,285,431
New Zealand	—	3,531,175	—		3,531,175
Norway	—	6,390,146	—		6,390,146
Portugal	—	2,136,900	—	(b)	2,136,900
Russia	—	150,347	—		150,347
Singapore	—	14,250,268	—		14,250,268
South Africa	—	1,842,261	—		1,842,261
Spain	—	30,412,956	—		30,412,956
Sweden	—	30,011,782	—		30,011,782
Switzerland	—	129,645,628	—		129,645,628
United Arab Emirates	—	—	13,516		13,516
United Kingdom	863,603	158,461,188	—		159,324,791
United States	337,791	3,141,676	—		3,479,467
Forward Currency Contracts	—	20,242,593	—		20,242,593
Futures	1,696,894	—	—		1,696,894
Short-Term Investments
Investment Company	1,327,657	—	—		1,327,657
Repurchase Agreements	—	22,529,907	—		22,529,907

Total Assets	$12,370,098	$1,210,077,146	$47,432		$1,222,494,676

Liabilities:
Forward Currency Contracts	$—	$(452,644)	$—		$(452,644)
Futures	(37,447,956)	—	—		(37,447,956)

Total Liabilities	$(37,447,956)	$(452,644)	$—		$(37,900,600)

Total	$(25,077,858)	$1,209,624,502	$47,432		$1,184,594,076

(a)	Securities with a market value of $47,432 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,782,336
Aggregate gross unrealized depreciation	(390,943,893)

Net unrealized depreciation	$(66,161,557)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,250,755,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	2,298,475	$67,000,546
CenturyLink, Inc.	315,794	2,987,411
Verizon Communications, Inc.	1,301,086	69,907,351

		139,895,308

Entertainment (1.8%)
Activision Blizzard, Inc.*	241,794	14,381,907
Electronic Arts, Inc.*	91,897	9,205,322
Live Nation Entertainment, Inc.*	45,584	2,072,249
Netflix, Inc.*	137,935	51,794,593
Take-Two Interactive Software, Inc.*	36,028	4,273,281
Walt Disney Co. (The)	567,073	54,779,252

		136,506,604

Interactive Media & Services (4.6%)
Alphabet, Inc., Class A*	94,290	109,560,265
Alphabet, Inc., Class C*	94,053	109,365,769
Facebook, Inc., Class A*	757,312	126,319,642
Twitter, Inc.*	244,458	6,003,888

		351,249,564

Media (1.2%)
Charter Communications, Inc., Class A*	49,324	21,520,554
Comcast Corp., Class A	1,428,536	49,113,068
Discovery, Inc., Class A(x)*	48,047	934,034
Discovery, Inc., Class C*	106,984	1,876,499
DISH Network Corp., Class A*	82,793	1,655,032
Fox Corp., Class A	115,679	2,733,495
Fox Corp., Class B	49,649	1,135,969
Interpublic Group of Cos., Inc. (The)	124,382	2,013,745
News Corp., Class A	136,787	1,227,663
News Corp., Class B	31,926	287,015
Omnicom Group, Inc.	66,679	3,660,677
ViacomCBS, Inc.	167,175	2,342,122

		88,499,873

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	99,336	8,334,290

Total Communication Services		724,485,639

Consumer Discretionary (8.7%)
Auto Components (0.1%)
Aptiv plc	80,073	3,942,795
BorgWarner, Inc.	66,425	1,618,777

		5,561,572

Automobiles (0.2%)
Ford Motor Co.	1,226,565	5,924,309
General Motors Co.	394,905	8,206,126
Harley-Davidson, Inc.	49,793	942,581

		15,073,016

Distributors (0.1%)
Genuine Parts Co.	45,350	3,053,416
LKQ Corp.*	94,683	1,941,948

		4,995,364

Diversified Consumer Services (0.0%)
H&R Block, Inc.	61,353	863,850

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.(x)	126,448	1,665,320
Chipotle Mexican Grill, Inc.*	8,049	5,267,266
Darden Restaurants, Inc.	37,722	2,054,340
Hilton Worldwide Holdings, Inc.	87,532	5,973,184
Las Vegas Sands Corp.	107,495	4,565,313
Marriott International, Inc., Class A	85,596	6,403,437
McDonald’s Corp.	237,141	39,211,264
MGM Resorts International	159,419	1,881,144
Norwegian Cruise Line Holdings Ltd.*	67,526	740,085
Royal Caribbean Cruises Ltd.	54,632	1,757,511
Starbucks Corp.	371,842	24,444,893
Wynn Resorts Ltd.(x)	29,961	1,803,352
Yum! Brands, Inc.	95,390	6,537,077

		102,304,186

Household Durables (0.3%)
DR Horton, Inc.	104,615	3,556,910
Garmin Ltd.	46,492	3,485,040
Leggett & Platt, Inc.	42,889	1,144,279
Lennar Corp., Class A	90,291	3,449,116
Mohawk Industries, Inc.*	18,298	1,395,040
Newell Brands, Inc.	118,951	1,579,669
NVR, Inc.*	1,069	2,746,379
PulteGroup, Inc.	81,251	1,813,522
Whirlpool Corp.	20,390	1,749,462

		20,919,417

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	131,057	255,524,454
Booking Holdings, Inc.*	13,176	17,725,936
eBay, Inc.	239,441	7,197,597
Expedia Group, Inc.	43,760	2,462,375

		282,910,362

Leisure Products (0.0%)
Hasbro, Inc.	38,773	2,774,208

Multiline Retail (0.4%)
Dollar General Corp.	79,649	12,027,796
Dollar Tree, Inc.*	75,721	5,563,222
Kohl’s Corp.	47,239	689,217
Macy’s, Inc.(x)	90,206	442,911
Nordstrom, Inc.(x)	33,235	509,825
Target Corp.	159,430	14,822,207

		34,055,178

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	22,340	2,084,769
AutoZone, Inc.*	7,459	6,310,314
Best Buy Co., Inc.	71,828	4,094,196
CarMax, Inc.*	53,035	2,854,874
Gap, Inc. (The)	60,072	422,907
Home Depot, Inc. (The)	343,213	64,081,299
L Brands, Inc.	77,833	899,749
Lowe’s Cos., Inc.	241,183	20,753,797
O’Reilly Automotive, Inc.*	24,085	7,250,789
Ross Stores, Inc.	113,776	9,895,099
Tiffany & Co.	34,305	4,442,497
TJX Cos., Inc. (The)	381,553	18,242,049
Tractor Supply Co.	37,721	3,189,311
Ulta Beauty, Inc.*	17,908	3,146,436

		147,668,086

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	47,304	510,410
Hanesbrands, Inc.(x)	110,098	866,472
NIKE, Inc., Class B	391,778	32,415,712
PVH Corp.	23,691	891,729
Ralph Lauren Corp.(x)	15,917	1,063,733
Tapestry, Inc.	91,422	1,183,915
Under Armour, Inc., Class A*	53,133	489,355
Under Armour, Inc., Class C*	64,537	520,168
VF Corp.	102,965	5,568,347

		43,509,841

Total Consumer Discretionary		660,635,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.9%)
Beverages (1.7%)
Brown-Forman Corp., Class B	58,092	$3,224,687
Coca-Cola Co. (The)	1,213,346	53,690,561
Constellation Brands, Inc., Class A	52,566	7,535,862
Molson Coors Beverage Co., Class B	60,839	2,373,329
Monster Beverage Corp.*	118,827	6,685,207
PepsiCo, Inc.	438,720	52,690,272

		126,199,918

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	138,905	39,605,982
Kroger Co. (The)	252,549	7,606,776
Sysco Corp.	160,476	7,322,520
Walgreens Boots Alliance, Inc.	235,845	10,789,909
Walmart, Inc.	445,886	50,661,567

		115,986,754

Food Products (1.1%)
Archer-Daniels-Midland Co.	176,132	6,196,324
Campbell Soup Co.	52,369	2,417,353
Conagra Brands, Inc.	151,828	4,454,634
General Mills, Inc.	189,542	10,002,131
Hershey Co. (The)	46,866	6,209,745
Hormel Foods Corp.	87,702	4,090,421
JM Smucker Co. (The)	35,994	3,995,334
Kellogg Co.	77,882	4,672,141
Kraft Heinz Co. (The)	196,410	4,859,183
Lamb Weston Holdings, Inc.	44,682	2,551,342
McCormick & Co., Inc. (Non-Voting)	38,250	5,401,283
Mondelez International, Inc., Class A	453,747	22,723,650
Tyson Foods, Inc., Class A	93,001	5,381,968

		82,955,509

Household Products (1.7%)
Church & Dwight Co., Inc.	79,240	5,085,623
Clorox Co. (The)(x)	38,815	6,724,699
Colgate-Palmolive Co.	270,495	17,950,048
Kimberly-Clark Corp.	108,085	13,820,829
Procter & Gamble Co. (The)	784,884	86,337,240

		129,918,439

Personal Products (0.1%)
Coty, Inc., Class A	80,456	415,153
Estee Lauder Cos., Inc. (The), Class A	70,096	11,169,097

		11,584,250

Tobacco (0.8%)
Altria Group, Inc.	588,068	22,740,589
Philip Morris International, Inc.	489,711	35,729,315

		58,469,904

Total Consumer Staples		525,114,774

Energy (2.4%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	202,921	2,130,671
Halliburton Co.	271,239	1,857,987
Helmerich & Payne, Inc.	36,513	571,428
National Oilwell Varco, Inc.	124,969	1,228,445
Schlumberger Ltd.	437,127	5,896,843
TechnipFMC plc	129,378	872,008

		12,557,382

Oil, Gas & Consumable Fuels (2.2%)
Apache Corp.	113,601	474,852
Cabot Oil & Gas Corp.	123,412	2,121,452
Chevron Corp.	595,161	43,125,366
Concho Resources, Inc.	64,170	2,749,685
ConocoPhillips	345,586	10,644,049
Devon Energy Corp.	123,358	852,404
Diamondback Energy, Inc.	50,237	1,316,209
EOG Resources, Inc.	183,906	6,605,904
Exxon Mobil Corp.	1,331,886	50,571,711
Hess Corp.	79,809	2,657,640
HollyFrontier Corp.	45,067	1,104,592
Kinder Morgan, Inc.	615,964	8,574,219
Marathon Oil Corp.	253,012	832,409
Marathon Petroleum Corp.	203,672	4,810,733
Noble Energy, Inc.	147,811	892,778
Occidental Petroleum Corp.(x)	281,153	3,255,752
ONEOK, Inc.	129,533	2,825,115
Phillips 66	139,870	7,504,026
Pioneer Natural Resources Co.	52,603	3,690,100
Valero Energy Corp.	129,314	5,865,683
Williams Cos., Inc. (The)	383,902	5,432,213

		165,906,892

Total Energy		178,464,274

Financials (9.8%)
Banks (3.7%)
Bank of America Corp.	2,547,212	54,077,311
Citigroup, Inc.	686,788	28,927,511
Citizens Financial Group, Inc.	135,138	2,541,946
Comerica, Inc.	45,364	1,330,980
Fifth Third Bancorp	225,819	3,353,412
First Republic Bank	52,589	4,327,023
Huntington Bancshares, Inc.	330,767	2,715,597
JPMorgan Chase & Co.	986,619	88,825,309
KeyCorp	306,557	3,178,996
M&T Bank Corp.	41,931	4,336,923
People’s United Financial, Inc.	140,265	1,549,928
PNC Financial Services Group, Inc. (The)‡	137,761	13,186,483
Regions Financial Corp.	312,044	2,799,035
SVB Financial Group*	15,723	2,375,431
Truist Financial Corp.	421,953	13,013,031
US Bancorp	446,770	15,391,226
Wells Fargo & Co.	1,210,925	34,753,547
Zions Bancorp NA	55,569	1,487,026

		278,170,715

Capital Markets (2.4%)
Ameriprise Financial, Inc.	40,261	4,125,947
Bank of New York Mellon Corp. (The)	264,470	8,907,350
BlackRock, Inc.‡	37,127	16,334,766
Cboe Global Markets, Inc.	35,299	3,150,436
Charles Schwab Corp. (The)	359,929	12,100,813
CME Group, Inc.	112,788	19,502,173
E*TRADE Financial Corp.	72,512	2,488,612
Franklin Resources, Inc.(x)	92,346	1,541,255
Goldman Sachs Group, Inc. (The)	100,381	15,517,899
Intercontinental Exchange, Inc.	175,221	14,149,096
Invesco Ltd.	115,093	1,045,044
MarketAxess Holdings, Inc.	11,633	3,868,787
Moody’s Corp.	51,214	10,831,761
Morgan Stanley	367,083	12,480,822
MSCI, Inc.	26,493	7,655,417
Nasdaq, Inc.	35,229	3,344,993
Northern Trust Corp.	66,150	4,991,679
Raymond James Financial, Inc.	39,799	2,515,297
S&P Global, Inc.	76,994	18,867,380
State Street Corp.	113,577	6,050,247
T. Rowe Price Group, Inc.	73,736	7,200,320

		176,670,094

Consumer Finance (0.4%)
American Express Co.	211,232	18,083,571
Capital One Financial Corp.	146,816	7,402,463
Discover Financial Services	98,862	3,526,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	185,295	$2,981,397

		31,993,838

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	615,425	112,518,153

Insurance (1.8%)
Aflac, Inc.	230,958	7,908,002
Allstate Corp. (The)	101,566	9,316,649
American International Group, Inc.	273,848	6,640,814
Aon plc	73,630	12,151,895
Arthur J Gallagher & Co.	58,682	4,783,170
Assurant, Inc.	19,313	2,010,290
Chubb Ltd.	142,456	15,910,911
Cincinnati Financial Corp.	47,570	3,589,157
Everest Re Group Ltd.	13,222	2,544,177
Globe Life, Inc.	31,959	2,300,089
Hartford Financial Services Group, Inc. (The)	111,359	3,924,291
Lincoln National Corp.	61,644	1,622,470
Loews Corp.	82,065	2,858,324
Marsh & McLennan Cos., Inc.	158,770	13,727,254
MetLife, Inc.	246,109	7,523,552
Principal Financial Group, Inc.	82,470	2,584,610
Progressive Corp. (The)	183,953	13,583,090
Prudential Financial, Inc.	126,595	6,600,663
Travelers Cos., Inc. (The)	81,100	8,057,285
Unum Group	63,689	955,972
Willis Towers Watson plc	40,080	6,807,588
WR Berkley Corp.	46,606	2,431,435

		137,831,688

Total Financials		737,184,488

Health Care (13.7%)
Biotechnology (2.1%)
AbbVie, Inc.	465,504	35,466,750
Alexion Pharmaceuticals, Inc.*	69,754	6,263,212
Amgen, Inc.	187,033	37,917,200
Biogen, Inc.*	56,791	17,967,536
Gilead Sciences, Inc.	398,483	29,790,589
Incyte Corp.*	57,164	4,186,120
Regeneron Pharmaceuticals, Inc.*	25,172	12,291,236
Vertex Pharmaceuticals, Inc.*	80,998	19,273,474

		163,156,117

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	556,740	43,932,353
ABIOMED, Inc.*	13,498	1,959,370
Align Technology, Inc.*	22,524	3,918,050
Baxter International, Inc.	160,764	13,052,429
Becton Dickinson and Co.	85,205	19,577,553
Boston Scientific Corp.*	439,183	14,330,541
Cooper Cos., Inc. (The)	15,297	4,216,924
Danaher Corp.	201,169	27,843,801
Dentsply Sirona, Inc.	69,321	2,691,735
Edwards Lifesciences Corp.*	65,668	12,386,298
Hologic, Inc.*	83,507	2,931,096
IDEXX Laboratories, Inc.*	26,655	6,456,907
Intuitive Surgical, Inc.*	36,411	18,031,091
Medtronic plc	421,955	38,051,902
ResMed, Inc.	45,326	6,676,067
STERIS plc	27,426	3,838,817
Stryker Corp.	101,433	16,887,580
Teleflex, Inc.	14,604	4,276,928
Varian Medical Systems, Inc.*	28,985	2,975,600
Zimmer Biomet Holdings, Inc.	64,828	6,552,814

		250,587,856

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	46,044	4,074,894
Anthem, Inc.	79,856	18,130,506
Cardinal Health, Inc.	93,946	4,503,771
Centene Corp.*	181,633	10,790,816
Cigna Corp.	117,654	20,845,936
CVS Health Corp.	409,402	24,289,821
DaVita, Inc.*	29,444	2,239,511
HCA Healthcare, Inc.	83,264	7,481,270
Henry Schein, Inc.*	46,442	2,346,250
Humana, Inc.	41,733	13,104,997
Laboratory Corp. of America Holdings*	30,556	3,861,973
McKesson Corp.	51,453	6,959,533
Quest Diagnostics, Inc.	42,378	3,402,953
UnitedHealth Group, Inc.	298,373	74,408,259
Universal Health Services, Inc., Class B	25,006	2,477,594

		198,918,084

Health Care Technology (0.1%)
Cerner Corp.	98,038	6,175,414

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	96,936	6,942,556
Illumina, Inc.*	46,280	12,639,994
IQVIA Holdings, Inc.*	56,674	6,112,858
Mettler-Toledo International, Inc.*	7,719	5,330,047
PerkinElmer, Inc.	34,058	2,563,886
Thermo Fisher Scientific, Inc.	126,249	35,804,216
Waters Corp.*	20,488	3,729,840

		73,123,397

Pharmaceuticals (4.6%)
Allergan plc	103,314	18,296,909
Bristol-Myers Squibb Co.	737,875	41,129,153
Eli Lilly & Co.	266,014	36,901,462
Johnson & Johnson	828,294	108,614,192
Merck & Co., Inc.	801,351	61,655,946
Mylan NV*	160,575	2,394,173
Perrigo Co. plc	41,456	1,993,619
Pfizer, Inc.	1,741,958	56,857,509
Zoetis, Inc.	150,039	17,658,090

		345,501,053

Total Health Care		1,037,461,921

Industrials (7.3%)
Aerospace & Defense (1.8%)
Arconic, Inc.	121,381	1,949,379
Boeing Co. (The)	168,269	25,095,639
General Dynamics Corp.	73,983	9,788,691
Huntington Ingalls Industries, Inc.	12,806	2,333,381
L3Harris Technologies, Inc.	69,400	12,500,328
Lockheed Martin Corp.	78,256	26,524,871
Northrop Grumman Corp.	49,373	14,937,801
Raytheon Co.	87,718	11,504,216
Textron, Inc.	69,783	1,861,112
TransDigm Group, Inc.	15,525	4,970,950
United Technologies Corp.	255,488	24,100,183

		135,566,551

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	41,844	2,770,073
Expeditors International of Washington, Inc.	53,445	3,565,850
FedEx Corp.	75,488	9,153,675
United Parcel Service, Inc., Class B	220,467	20,596,027

		36,085,625

Airlines (0.2%)
Alaska Air Group, Inc.	38,324	1,091,084
American Airlines Group, Inc.(x)	119,883	1,461,374
Delta Air Lines, Inc.	181,432	5,176,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	150,212	$5,349,049
United Airlines Holdings, Inc.*	67,730	2,136,882

		15,214,644

Building Products (0.3%)
Allegion plc	28,854	2,655,145
AO Smith Corp.	44,307	1,675,248
Fortune Brands Home & Security, Inc.	43,997	1,902,870
Johnson Controls International plc	242,748	6,544,486
Masco Corp.	91,261	3,154,893
Trane Technologies plc	75,347	6,222,909

		22,155,551

Commercial Services & Supplies (0.3%)
Cintas Corp.	26,408	4,574,394
Copart, Inc.*	65,675	4,500,051
Republic Services, Inc.	66,267	4,974,001
Rollins, Inc.	42,579	1,538,805
Waste Management, Inc.	122,792	11,365,627

		26,952,878

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	43,372	3,438,098
Quanta Services, Inc.	43,748	1,388,124

		4,826,222

Electrical Equipment (0.4%)
AMETEK, Inc.	72,152	5,196,387
Eaton Corp. plc	130,090	10,106,692
Emerson Electric Co.	191,806	9,139,556
Rockwell Automation, Inc.	36,445	5,499,915

		29,942,550

Industrial Conglomerates (1.1%)
3M Co.	181,063	24,716,910
General Electric Co.	2,749,208	21,828,712
Honeywell International, Inc.	224,684	30,060,472
Roper Technologies, Inc.	32,738	10,208,036

		86,814,130

Machinery (1.3%)
Caterpillar, Inc.	173,974	20,187,943
Cummins, Inc.	47,865	6,477,092
Deere & Co.	99,112	13,693,314
Dover Corp.	45,032	3,779,986
Flowserve Corp.	40,460	966,589
Fortive Corp.	92,656	5,113,685
IDEX Corp.	24,021	3,317,540
Illinois Tool Works, Inc.	92,121	13,092,237
Ingersoll Rand, Inc.*	108,878	2,700,174
PACCAR, Inc.	107,886	6,595,071
Parker-Hannifin Corp.	40,495	5,253,416
Pentair plc	55,855	1,662,245
Snap-on, Inc.	16,791	1,827,197
Stanley Black & Decker, Inc.	47,204	4,720,400
Westinghouse Air Brake Technologies Corp.	58,528	2,816,953
Xylem, Inc.	57,225	3,727,064

		95,930,906

Professional Services (0.3%)
Equifax, Inc.	37,890	4,525,960
IHS Markit Ltd.	125,742	7,544,520
Nielsen Holdings plc	106,687	1,337,855
Robert Half International, Inc.	35,547	1,341,899
Verisk Analytics, Inc.	51,625	7,195,493

		21,945,727

Road & Rail (0.9%)
CSX Corp.	244,580	14,014,434
JB Hunt Transport Services, Inc.	27,818	2,565,654
Kansas City Southern	31,582	4,016,599
Norfolk Southern Corp.	81,918	11,960,028
Old Dominion Freight Line, Inc.	30,920	4,058,494
Union Pacific Corp.	218,339	30,794,532

		67,409,741

Trading Companies & Distributors (0.1%)
Fastenal Co.	178,316	5,572,375
United Rentals, Inc.*	23,884	2,457,664
WW Grainger, Inc.	13,591	3,377,363

		11,407,402

Total Industrials		554,251,927

Information Technology (22.7%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	17,571	3,559,006
Cisco Systems, Inc.	1,335,214	52,487,262
F5 Networks, Inc.*	19,428	2,071,608
Juniper Networks, Inc.	100,066	1,915,263
Motorola Solutions, Inc.	53,856	7,158,540

		67,191,679

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	93,318	6,801,016
CDW Corp.	45,237	4,219,255
Corning, Inc.	238,544	4,899,694
FLIR Systems, Inc.	44,390	1,415,597
IPG Photonics Corp.*	10,939	1,206,353
Keysight Technologies, Inc.*	58,384	4,885,573
TE Connectivity Ltd.	105,243	6,628,204
Zebra Technologies Corp., Class A*	17,442	3,202,351

		33,258,043

IT Services (5.0%)
Accenture plc, Class A	199,904	32,636,327
Akamai Technologies, Inc.*	51,081	4,673,401
Alliance Data Systems Corp.	13,414	451,381
Automatic Data Processing, Inc.	136,179	18,612,946
Broadridge Financial Solutions, Inc.	35,192	3,337,257
Cognizant Technology Solutions Corp., Class A	172,496	8,015,889
DXC Technology Co.	82,545	1,077,212
Fidelity National Information Services, Inc.	193,465	23,533,083
Fiserv, Inc.*	179,799	17,079,107
FleetCor Technologies, Inc.*	26,954	5,027,999
Gartner, Inc.*	27,296	2,717,863
Global Payments, Inc.	94,635	13,649,206
International Business Machines Corp.	278,816	30,929,059
Jack Henry & Associates, Inc.	23,793	3,693,625
Leidos Holdings, Inc.	43,106	3,950,665
Mastercard, Inc., Class A	279,436	67,500,560
Paychex, Inc.	99,275	6,246,383
PayPal Holdings, Inc.*	369,570	35,382,632
VeriSign, Inc.*	32,021	5,766,662
Visa, Inc., Class A	538,598	86,778,910
Western Union Co. (The)	133,157	2,414,136

		373,474,303

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	368,025	16,737,777
Analog Devices, Inc.	116,239	10,420,826
Applied Materials, Inc.	291,036	13,335,269
Broadcom, Inc.	124,883	29,609,759
Intel Corp.	1,369,136	74,097,640
KLA Corp.	49,513	7,116,999
Lam Research Corp.	45,700	10,968,000
Maxim Integrated Products, Inc.	83,854	4,076,143
Microchip Technology, Inc.(x)	75,540	5,121,612
Micron Technology, Inc.*	348,596	14,661,948
NVIDIA Corp.	192,631	50,777,532
Qorvo, Inc.*	35,604	2,870,751
QUALCOMM, Inc.	359,376	24,311,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	54,374	$4,859,948
Texas Instruments, Inc.	294,384	29,417,793
Xilinx, Inc.	78,055	6,083,607

		304,467,390

Software (7.7%)
Adobe, Inc.*	152,303	48,468,907
ANSYS, Inc.*	26,858	6,243,679
Autodesk, Inc.*	69,256	10,810,862
Cadence Design Systems, Inc.*	88,340	5,833,974
Citrix Systems, Inc.	39,595	5,604,672
Fortinet, Inc.*	45,217	4,574,604
Intuit, Inc.	81,903	18,837,690
Microsoft Corp.	2,400,423	378,570,711
NortonLifeLock, Inc.	182,806	3,420,300
Oracle Corp.	681,571	32,940,327
Paycom Software, Inc.*	15,431	3,117,216
salesforce.com, Inc.*	279,085	40,182,658
ServiceNow, Inc.*	59,349	17,008,237
Synopsys, Inc.*	47,246	6,084,812

		581,698,649

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	1,314,427	334,245,642
Hewlett Packard Enterprise Co.	410,172	3,982,770
HP, Inc.	467,279	8,111,964
NetApp, Inc.	72,352	3,016,355
Seagate Technology plc	71,810	3,504,328
Western Digital Corp.	93,286	3,882,563
Xerox Holdings Corp.	56,227	1,064,939

		357,808,561

Total Information Technology		1,717,898,625

Materials (2.2%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	69,272	13,827,384
Albemarle Corp.(x)	33,326	1,878,587
Celanese Corp.	37,992	2,788,233
CF Industries Holdings, Inc.	65,973	1,794,465
Corteva, Inc.	237,200	5,574,200
Dow, Inc.	233,352	6,823,212
DuPont de Nemours, Inc.	233,208	7,952,393
Eastman Chemical Co.	43,400	2,021,572
Ecolab, Inc.	78,808	12,280,651
FMC Corp.	41,929	3,425,180
International Flavors & Fragrances, Inc.(x)	34,434	3,515,023
Linde plc	168,956	29,229,388
LyondellBasell Industries NV, Class A	79,505	3,945,833
Mosaic Co. (The)	114,863	1,242,818
PPG Industries, Inc.	74,221	6,204,876
Sherwin-Williams Co. (The)	25,822	11,865,725

		114,369,540

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	19,653	3,718,937
Vulcan Materials Co.	41,633	4,499,278

		8,218,215

Containers & Packaging (0.3%)
Amcor plc	509,428	4,136,555
Avery Dennison Corp.	25,991	2,647,703
Ball Corp.	102,479	6,626,292
International Paper Co.	122,419	3,810,904
Packaging Corp. of America	29,884	2,594,828
Sealed Air Corp.	51,152	1,263,966
Westrock Co.	81,820	2,312,233

		23,392,481

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	458,849	3,097,231
Newmont Corp.	257,971	11,680,927
Nucor Corp.	94,374	3,399,351

		18,177,509

Total Materials		164,157,745

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	36,519	5,005,294
American Tower Corp. (REIT)	139,498	30,375,689
Apartment Investment & Management Co. (REIT), Class A	48,631	1,709,380
AvalonBay Communities, Inc. (REIT)	43,655	6,424,706
Boston Properties, Inc. (REIT)	45,099	4,159,481
Crown Castle International Corp. (REIT)	131,004	18,916,978
Digital Realty Trust, Inc. (REIT)(x)	82,002	11,390,898
Duke Realty Corp. (REIT)	114,657	3,712,594
Equinix, Inc. (REIT)	26,870	16,782,196
Equity Residential (REIT)	109,115	6,733,487
Essex Property Trust, Inc. (REIT)	20,399	4,492,676
Extra Space Storage, Inc. (REIT)	39,738	3,805,311
Federal Realty Investment Trust (REIT)	21,825	1,628,363
Healthpeak Properties, Inc. (REIT)	159,768	3,810,467
Host Hotels & Resorts, Inc. (REIT)	221,551	2,445,923
Iron Mountain, Inc. (REIT)	94,746	2,254,955
Kimco Realty Corp. (REIT)	134,550	1,301,099
Mid-America Apartment Communities, Inc. (REIT)	36,443	3,754,722
Prologis, Inc. (REIT)	232,444	18,681,524
Public Storage (REIT)	47,157	9,365,852
Realty Income Corp. (REIT)	102,019	5,086,667
Regency Centers Corp. (REIT)	54,043	2,076,872
SBA Communications Corp. (REIT)	35,258	9,518,602
Simon Property Group, Inc. (REIT)	96,940	5,318,128
SL Green Realty Corp. (REIT)	25,914	1,116,893
UDR, Inc. (REIT)	91,076	3,327,917
Ventas, Inc. (REIT)	117,589	3,151,385
Vornado Realty Trust (REIT)	50,036	1,811,804
Welltower, Inc. (REIT)	127,478	5,835,943
Weyerhaeuser Co. (REIT)	231,881	3,930,383

		197,926,189

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	105,514	3,978,933

Total Real Estate		201,905,122

Utilities (3.2%)
Electric Utilities (2.0%)
Alliant Energy Corp.	77,397	3,737,501
American Electric Power Co., Inc.	155,380	12,427,292
Duke Energy Corp.	229,566	18,567,298
Edison International	112,955	6,188,804
Entergy Corp.	62,692	5,891,167
Evergy, Inc.	72,209	3,975,105
Eversource Energy	101,207	7,915,400
Exelon Corp.	306,220	11,271,958
FirstEnergy Corp.	170,757	6,842,233
NextEra Energy, Inc.	153,711	36,985,941
NRG Energy, Inc.	81,788	2,229,541
Pinnacle West Capital Corp.	34,392	2,606,570
PPL Corp.	228,411	5,637,184
Southern Co. (The)	330,158	17,874,754
Xcel Energy, Inc.	164,916	9,944,435

		152,095,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp.	38,544	$3,824,721

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	206,438	2,807,557

Multi-Utilities (1.0%)
Ameren Corp.	77,815	5,667,266
CenterPoint Energy, Inc.	156,590	2,419,315
CMS Energy Corp.	88,673	5,209,539
Consolidated Edison, Inc.	104,020	8,113,560
Dominion Energy, Inc.	259,293	18,718,362
DTE Energy Co.	60,198	5,717,004
NiSource, Inc.	117,983	2,946,036
Public Service Enterprise Group, Inc.	158,546	7,120,301
Sempra Energy	88,746	10,027,411
WEC Energy Group, Inc.	99,526	8,771,226

		74,710,020

Water Utilities (0.1%)
American Water Works Co., Inc.	56,017	6,697,392

Total Utilities		240,134,873

Total Common Stocks (89.2%) (Cost $4,316,578,000)		6,741,694,468

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	25,361,705	25,364,241

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $3,000,020, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $3,060,018.(xx)	$3,000,018	3,000,018
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $900,004, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,599,615, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $5,711,606.(xx)	5,599,613	5,599,613
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,102,822, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,124,879.(xx)	1,102,822	1,102,822
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $1,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		12,602,453

Total Short-Term Investments (0.5%) (Cost $37,966,694)		37,966,694

Total Investments in Securities (89.7%) (Cost $4,354,544,694)		6,779,661,162
Other Assets Less Liabilities (10.3%)		774,749,754

Net Assets (100%)		$7,554,410,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $18,053,222. This was collateralized by $4,741,268 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20 - 11/15/49 and by cash of $12,602,453 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	137,761	22,626,116	—	(638,250)	265,121	(9,066,504)	13,186,483	158,425	—
Capital Markets
BlackRock, Inc.	37,127	19,017,644	—	(358,313)	104,955	(2,429,520)	16,334,766	134,771	—

Total		41,643,760	—	(996,563)	370,076	(11,496,024)	29,521,249	293,196	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(20,454)	6/2020	USD	(2,628,032,190)	30,579,638

					30,579,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$724,485,639	$—	$—	$724,485,639
Consumer Discretionary	660,635,080	—	—	660,635,080
Consumer Staples	525,114,774	—	—	525,114,774
Energy	178,464,274	—	—	178,464,274
Financials	737,184,488	—	—	737,184,488
Health Care	1,037,461,921	—	—	1,037,461,921
Industrials	554,251,927	—	—	554,251,927
Information Technology	1,717,898,625	—	—	1,717,898,625
Materials	164,157,745	—	—	164,157,745
Real Estate	201,905,122	—	—	201,905,122
Utilities	240,134,873	—	—	240,134,873
Futures	30,579,638	—	—	30,579,638
Short-Term Investments
Investment Company	25,364,241	—	—	25,364,241
Repurchase Agreements	—	12,602,453	—	12,602,453

Total Assets	$6,797,638,347	$12,602,453	$—	$6,810,240,800

Total Liabilities	$—	$—	$—	$—

Total	$6,797,638,347	$12,602,453	$—	$6,810,240,800

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,056,957,505
Aggregate gross unrealized depreciation	(614,044,823)

Net unrealized appreciation	$2,442,912,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,367,328,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Entertainment (0.1%)
Cinemark Holdings, Inc.	35,184	$358,525
World Wrestling Entertainment, Inc., Class A(x)	15,568	528,222

		886,747

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	34,983	608,355
Yelp, Inc.*	21,079	380,054

		988,409

Media (1.0%)
AMC Networks, Inc., Class A*	14,740	358,329
Cable One, Inc.	1,659	2,727,413
John Wiley & Sons, Inc., Class A	14,314	536,632
Meredith Corp.(x)	13,184	161,108
New York Times Co. (The), Class A	47,443	1,456,975
TEGNA, Inc.	71,642	778,032

		6,018,489

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	31,930	535,147

Total Communication Services		8,428,792

Consumer Discretionary (8.4%)
Auto Components (0.8%)
Adient plc*	28,425	257,815
Dana, Inc.	47,270	369,179
Delphi Technologies plc*	28,426	228,829
Gentex Corp.	83,577	1,852,066
Goodyear Tire & Rubber Co. (The)	76,862	447,337
Lear Corp.	18,178	1,476,963
Visteon Corp.*	9,189	440,888

		5,073,077

Automobiles (0.1%)
Thor Industries, Inc.	18,218	768,435

Distributors (0.4%)
Pool Corp.	13,204	2,598,151

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	17,726	474,879
Graham Holdings Co., Class B	1,432	488,555
Grand Canyon Education, Inc.*	15,917	1,214,228
Service Corp. International	60,324	2,359,272
WW International, Inc.*	15,416	260,685

		4,797,619

Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp.	26,261	378,683
Brinker International, Inc.	12,474	149,813
Caesars Entertainment Corp.*	184,305	1,245,902
Cheesecake Factory, Inc. (The)(x)	13,546	231,366
Choice Hotels International, Inc.	10,475	641,594
Churchill Downs, Inc.	11,707	1,205,236
Cracker Barrel Old Country Store, Inc.(x)	7,932	660,101
Domino’s Pizza, Inc.	12,767	4,137,402
Dunkin’ Brands Group, Inc.	27,329	1,451,170
Eldorado Resorts, Inc.(x)*	21,575	310,680
Jack in the Box, Inc.	7,762	272,058
Marriott Vacations Worldwide Corp.	12,355	686,691
Papa John’s International, Inc.(x)	7,247	386,772
Penn National Gaming, Inc.(x)*	35,966	454,970
Scientific Games Corp., Class A*	17,859	173,232
Six Flags Entertainment Corp.	25,940	325,287
Texas Roadhouse, Inc.	21,529	889,148
Wendy’s Co. (The)	60,745	903,885
Wyndham Destinations, Inc.	29,941	649,720
Wyndham Hotels & Resorts, Inc.	31,422	990,107

		16,143,817

Household Durables (0.7%)
Helen of Troy Ltd.*	8,305	1,196,169
KB Home	28,296	512,157
Taylor Morrison Home Corp., Class A*	43,656	480,216
Tempur Sealy International, Inc.*	14,996	655,475
Toll Brothers, Inc.	39,851	767,132
TRI Pointe Group, Inc.*	46,032	403,701

		4,014,850

Internet & Direct Marketing Retail (0.4%)
Etsy, Inc.*	39,100	1,503,004
Grubhub, Inc.*	30,183	1,229,354

		2,732,358

Leisure Products (0.5%)
Brunswick Corp.	26,883	950,852
Mattel, Inc.(x)*	114,440	1,008,216
Polaris, Inc.	18,977	913,743

		2,872,811

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	3,239	119,681
Ollie’s Bargain Outlet Holdings, Inc.(x)*	18,046	836,252

		955,933

Specialty Retail (1.2%)
Aaron’s, Inc.	22,159	504,782
American Eagle Outfitters, Inc.	52,143	414,537
AutoNation, Inc.*	19,419	544,897
Bed Bath & Beyond, Inc.(x)	42,513	178,980
Dick’s Sporting Goods, Inc.	20,989	446,226
Five Below, Inc.*	18,370	1,292,880
Foot Locker, Inc.	35,320	778,806
Murphy USA, Inc.*	9,539	804,710
RH(x)*	5,391	541,634
Sally Beauty Holdings, Inc.*	38,404	310,304
Urban Outfitters, Inc.*	23,603	336,107
Williams-Sonoma, Inc.	25,607	1,088,810

		7,242,673

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	14,571	957,752
Columbia Sportswear Co.	9,579	668,327
Deckers Outdoor Corp.*	9,232	1,237,088
Skechers U.S.A., Inc., Class A*	44,213	1,049,616

		3,912,783

Total Consumer Discretionary		51,112,507

Consumer Staples (2.5%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,041	1,117,750

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club Holdings, Inc.*	40,348	1,027,664
Casey’s General Stores, Inc.	12,141	1,608,561
Sprouts Farmers Market, Inc.*	38,427	714,358

		3,350,583

Food Products (1.6%)
Darling Ingredients, Inc.*	54,020	1,035,563
Flowers Foods, Inc.	63,389	1,300,742
Hain Celestial Group, Inc. (The)*	26,775	695,347
Ingredion, Inc.	22,015	1,662,133
Lancaster Colony Corp.	6,524	943,631
Pilgrim’s Pride Corp.*	17,399	315,270
Post Holdings, Inc.*	21,918	1,818,536
Sanderson Farms, Inc.	6,505	802,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.(x)	5,965	$214,492
TreeHouse Foods, Inc.*	18,532	818,188

		9,606,099

Household Products (0.1%)
Energizer Holdings, Inc.(x)	21,225	642,056

Personal Products (0.1%)
Edgewell Personal Care Co.*	18,087	435,535
Nu Skin Enterprises, Inc., Class A	18,156	396,708

		832,243

Total Consumer Staples		15,548,731

Energy (0.7%)
Energy Equipment & Services (0.1%)
Apergy Corp.*	25,905	148,954
Core Laboratories NV	14,842	153,466
Patterson-UTI Energy, Inc.	63,293	148,739
Transocean Ltd.(x)*	189,643	219,986

		671,145

Oil, Gas & Consumable Fuels (0.6%)
Antero Midstream Corp.(x)	96,916	203,524
Cimarex Energy Co.	33,541	564,495
CNX Resources Corp.*	62,311	331,494
EQT Corp.	85,996	607,992
Equitrans Midstream Corp.(x)	66,685	335,426
Matador Resources Co.(x)*	36,111	89,555
Murphy Oil Corp.(x)	49,238	301,829
PBF Energy, Inc., Class A	33,613	237,980
World Fuel Services Corp.	21,552	542,679
WPX Energy, Inc.*	137,400	419,070

		3,634,044

Total Energy		4,305,189

Financials (11.0%)
Banks (4.2%)
Associated Banc-Corp.	52,665	673,585
BancorpSouth Bank	31,529	596,529
Bank of Hawaii Corp.	13,255	732,206
Bank OZK	39,924	666,731
Cathay General Bancorp	24,992	573,566
CIT Group, Inc.	31,239	539,185
Commerce Bancshares, Inc.	34,196	1,721,769
Cullen/Frost Bankers, Inc.	18,759	1,046,565
East West Bancorp, Inc.	48,071	1,237,347
First Financial Bankshares, Inc.(x)	44,870	1,204,311
First Horizon National Corp.	102,755	828,205
FNB Corp.	107,821	794,641
Fulton Financial Corp.	54,322	624,160
Hancock Whitney Corp.	28,814	562,449
Home BancShares, Inc.	51,310	615,207
International Bancshares Corp.	18,946	509,268
PacWest Bancorp	39,421	706,424
Pinnacle Financial Partners, Inc.	23,776	892,551
Prosperity Bancshares, Inc.	31,139	1,502,457
Signature Bank	17,815	1,432,148
Sterling Bancorp	66,822	698,290
Synovus Financial Corp.	48,376	849,482
TCF Financial Corp.	50,657	1,147,888
Texas Capital Bancshares, Inc.*	16,606	368,155
Trustmark Corp.	21,021	489,789
UMB Financial Corp.	14,242	660,544
Umpqua Holdings Corp.	72,767	793,160
United Bankshares, Inc.	33,510	773,411
Valley National Bancorp	129,747	948,451
Webster Financial Corp.	30,380	695,702
Wintrust Financial Corp.	18,810	618,097

		25,502,273

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	16,255	961,321
Eaton Vance Corp.	37,353	1,204,634
Evercore, Inc., Class A	12,899	594,128
FactSet Research Systems, Inc.	12,521	3,263,974
Federated Hermes, Inc., Class B	31,721	604,285
Interactive Brokers Group, Inc., Class A	25,332	1,093,583
Janus Henderson Group plc	51,397	787,402
Legg Mason, Inc.	26,924	1,315,238
SEI Investments Co.	41,656	1,930,339
Stifel Financial Corp.	22,590	932,515

		12,687,419

Consumer Finance (0.5%)
FirstCash, Inc.	14,088	1,010,673
LendingTree, Inc.(x)*	2,523	462,693
Navient Corp.	56,151	425,624
SLM Corp.	139,356	1,001,970

		2,900,960

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	78,969	1,079,506

Insurance (3.7%)
Alleghany Corp.	4,748	2,622,558
American Financial Group, Inc.	24,677	1,729,364
Brighthouse Financial, Inc.*	36,066	871,715
Brown & Brown, Inc.	77,171	2,795,134
CNO Financial Group, Inc.	49,922	618,534
First American Financial Corp.	37,073	1,572,266
Genworth Financial, Inc., Class A*	164,039	544,609
Hanover Insurance Group, Inc. (The)	12,993	1,176,906
Kemper Corp.	20,692	1,538,864
Mercury General Corp.	8,945	364,240
Old Republic International Corp.	94,231	1,437,023
Primerica, Inc.	13,658	1,208,460
Reinsurance Group of America, Inc.	20,660	1,738,332
RenaissanceRe Holdings Ltd.	14,577	2,176,638
RLI Corp.	13,169	1,157,950
Selective Insurance Group, Inc.	19,607	974,468

		22,527,061

Thrifts & Mortgage Finance (0.3%)
New York Community Bancorp, Inc.	154,294	1,448,821
Washington Federal, Inc.	25,844	670,910

		2,119,731

Total Financials		66,816,950

Health Care (8.3%)
Biotechnology (0.7%)
Arrowhead Pharmaceuticals, Inc.*	32,949	947,943
Exelixis, Inc.*	100,318	1,727,476
Ligand Pharmaceuticals, Inc.(x)*	5,446	396,033
United Therapeutics Corp.*	14,483	1,373,350

		4,444,802

Health Care Equipment & Supplies (3.0%)
Avanos Medical, Inc.*	15,974	430,180
Cantel Medical Corp.	12,386	444,658
Globus Medical, Inc., Class A*	25,400	1,080,262
Haemonetics Corp.*	16,724	1,666,714
Hill-Rom Holdings, Inc.	22,019	2,215,111
ICU Medical, Inc.*	6,344	1,280,029
Integra LifeSciences Holdings Corp.*	23,515	1,050,415
LivaNova plc*	15,972	722,733
Masimo Corp.*	16,184	2,866,510
NuVasive, Inc.*	17,185	870,592
Penumbra, Inc.*	10,600	1,710,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	24,412	$3,716,727

		18,054,029

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	29,215	536,095
Amedisys, Inc.*	10,644	1,953,600
Chemed Corp.	5,280	2,287,296
Encompass Health Corp.	32,528	2,082,768
HealthEquity, Inc.*	23,395	1,183,553
MEDNAX, Inc.*	28,170	327,899
Molina Healthcare, Inc.*	20,696	2,891,438
Patterson Cos., Inc.	28,424	434,603
Tenet Healthcare Corp.*	34,264	493,402

		12,190,654

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	53,582	377,217

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	7,130	2,499,493
Bio-Techne Corp.	12,581	2,385,609
Charles River Laboratories International, Inc.*	16,120	2,034,505
PRA Health Sciences, Inc.*	20,875	1,733,460
Repligen Corp.*	15,444	1,490,964
Syneos Health, Inc.*	20,560	810,475

		10,954,506

Pharmaceuticals (0.7%)
Catalent, Inc.*	51,067	2,652,931
Nektar Therapeutics(x)*	58,078	1,036,692
Prestige Consumer Healthcare, Inc.*	16,758	614,683

		4,304,306

Total Health Care		50,325,514

Industrials (11.1%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	19,585	1,386,031
Curtiss-Wright Corp.	14,088	1,301,872
Mercury Systems, Inc.*	18,333	1,307,876
Teledyne Technologies, Inc.*	12,037	3,578,239

		7,574,018

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.*	30,462	1,485,022

Airlines (0.1%)
JetBlue Airways Corp.*	95,311	853,033

Building Products (0.9%)
Lennox International, Inc.	11,570	2,103,310
Owens Corning	35,902	1,393,357
Resideo Technologies, Inc.*	40,348	195,284
Trex Co., Inc.*	19,255	1,543,096

		5,235,047

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	16,511	859,397
Clean Harbors, Inc.*	16,943	869,854
Deluxe Corp.	13,891	360,194
Healthcare Services Group, Inc.	24,729	591,270
Herman Miller, Inc.	19,433	431,413
HNI Corp.	14,132	355,985
KAR Auction Services, Inc.	42,513	510,156
MSA Safety, Inc.	11,759	1,190,011
Stericycle, Inc.*	30,074	1,460,995
Tetra Tech, Inc.	18,018	1,272,431

		7,901,706

Construction & Engineering (0.8%)
AECOM*	51,842	1,547,484
Dycom Industries, Inc.*	10,443	267,863
EMCOR Group, Inc.	18,530	1,136,259
Fluor Corp.	46,141	318,834
MasTec, Inc.*	19,905	651,491
Valmont Industries, Inc.	7,100	752,458

		4,674,389

Electrical Equipment (1.2%)
Acuity Brands, Inc.	13,075	1,120,005
EnerSys	13,956	691,101
Generac Holdings, Inc.*	20,643	1,923,308
Hubbell, Inc.	17,947	2,059,239
nVent Electric plc	51,379	866,764
Regal Beloit Corp.	13,511	850,517

		7,510,934

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	18,703	2,343,112

Machinery (3.0%)
AGCO Corp.	20,685	977,366
Colfax Corp.*	27,611	546,698
Crane Co.	16,818	827,109
Donaldson Co., Inc.	41,782	1,614,039
Graco, Inc.	55,029	2,681,563
ITT, Inc.	28,954	1,313,353
Kennametal, Inc.	27,187	506,222
Lincoln Electric Holdings, Inc.(x)	20,179	1,392,351
Nordson Corp.	16,881	2,280,117
Oshkosh Corp.	22,464	1,445,109
Terex Corp.	21,855	313,838
Timken Co. (The)	22,389	724,060
Toro Co. (The)	35,183	2,290,062
Trinity Industries, Inc.	32,402	520,700
Woodward, Inc.	18,611	1,106,238

		18,538,825

Marine (0.1%)
Kirby Corp.*	19,787	860,141

Professional Services (0.6%)
ASGN, Inc.*	17,428	615,557
FTI Consulting, Inc.*	12,421	1,487,663
Insperity, Inc.	12,409	462,856
ManpowerGroup, Inc.	19,462	1,031,291

		3,597,367

Road & Rail (0.6%)
Avis Budget Group, Inc.(x)*	18,763	260,806
Knight-Swift Transportation Holdings, Inc.	40,561	1,330,401
Landstar System, Inc.	13,015	1,247,618
Ryder System, Inc.	17,583	464,894
Werner Enterprises, Inc.	14,628	530,411

		3,834,130

Trading Companies & Distributors (0.6%)
GATX Corp.	11,570	723,819
MSC Industrial Direct Co., Inc., Class A	14,853	816,470
NOW, Inc.*	35,563	183,505
Watsco, Inc.	10,769	1,701,825

		3,425,619

Total Industrials		67,833,343

Information Technology (11.5%)
Communications Equipment (0.9%)
Ciena Corp.*	51,054	2,032,460
InterDigital, Inc.	10,379	463,215
Lumentum Holdings, Inc.*	25,479	1,877,802
NetScout Systems, Inc.*	21,554	510,183
ViaSat, Inc.*	19,034	683,701

		5,567,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc.*	26,874	$1,393,954
Avnet, Inc.	33,302	835,880
Belden, Inc.	12,921	466,190
Cognex Corp.	56,412	2,381,715
Coherent, Inc.*	7,965	847,556
II-VI, Inc.*	28,710	818,235
Jabil, Inc.	45,860	1,127,239
Littelfuse, Inc.	8,042	1,072,964
National Instruments Corp.	38,926	1,287,672
SYNNEX Corp.	13,491	986,192
Tech Data Corp.*	11,691	1,529,767
Trimble, Inc.*	82,231	2,617,413
Vishay Intertechnology, Inc.	43,667	629,241

		15,994,018

IT Services (1.6%)
CACI International, Inc., Class A*	8,265	1,745,155
CoreLogic, Inc.	26,238	801,308
KBR, Inc.	46,800	967,824
LiveRamp Holdings, Inc.*	22,305	734,281
MAXIMUS, Inc.	21,105	1,228,311
Perspecta, Inc.	45,396	828,023
Sabre Corp.	90,403	536,090
Science Applications International Corp.	16,192	1,208,409
WEX, Inc.*	14,288	1,493,810

		9,543,211

Semiconductors & Semiconductor Equipment (3.3%)
Cabot Microelectronics Corp.	9,608	1,096,657
Cirrus Logic, Inc.*	19,082	1,252,352
Cree, Inc.*	35,549	1,260,568
Cypress Semiconductor Corp.	121,895	2,842,591
First Solar, Inc.*	25,050	903,303
MKS Instruments, Inc.	17,995	1,465,693
Monolithic Power Systems, Inc.	13,335	2,233,079
Semtech Corp.*	21,877	820,387
Silicon Laboratories, Inc.*	14,321	1,223,157
SolarEdge Technologies, Inc.*	15,996	1,309,752
Synaptics, Inc.*	10,898	630,667
Teradyne, Inc.	55,313	2,996,305
Universal Display Corp.	13,996	1,844,393

		19,878,904

Software (3.0%)
ACI Worldwide, Inc.*	38,173	921,878
Blackbaud, Inc.	16,235	901,854
CDK Global, Inc.	40,063	1,316,070
Ceridian HCM Holding, Inc.*	33,267	1,665,679
CommVault Systems, Inc.*	13,906	562,915
Fair Isaac Corp.*	9,558	2,940,901
J2 Global, Inc.	15,278	1,143,558
LogMeIn, Inc.	16,111	1,341,724
Manhattan Associates, Inc.*	21,092	1,050,803
PTC, Inc.*	34,302	2,099,625
Teradata Corp.*	37,148	761,163
Tyler Technologies, Inc.*	12,866	3,815,541

		18,521,711

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	42,148	746,020

Total Information Technology		70,251,225

Materials (4.1%)
Chemicals (1.7%)
Ashland Global Holdings, Inc.	19,858	994,290
Cabot Corp.	18,814	491,422
Chemours Co. (The)(x)	53,900	478,093
Ingevity Corp.*	13,808	486,042
Minerals Technologies, Inc.	11,519	417,679
NewMarket Corp.	2,437	933,054
Olin Corp.(x)	52,716	615,196
PolyOne Corp.	29,793	565,173
RPM International, Inc.	42,795	2,546,302
Scotts Miracle-Gro Co. (The)	13,074	1,338,778
Sensient Technologies Corp.	13,942	606,616
Valvoline, Inc.	62,189	814,054

		10,286,699

Construction Materials (0.1%)
Eagle Materials, Inc.	13,743	802,866

Containers & Packaging (0.8%)
AptarGroup, Inc.	21,098	2,100,095
Greif, Inc., Class A	8,576	266,628
O-I Glass, Inc.	51,380	365,312
Silgan Holdings, Inc.	25,555	741,606
Sonoco Products Co.	33,039	1,531,358

		5,004,999

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	41,556	353,226
Carpenter Technology Corp.	15,590	304,005
Commercial Metals Co.	39,559	624,636
Compass Minerals International, Inc.	11,321	435,519
Reliance Steel & Aluminum Co.	22,005	1,927,418
Royal Gold, Inc.	21,627	1,896,904
Steel Dynamics, Inc.	71,204	1,604,938
United States Steel Corp.(x)	55,231	348,508
Worthington Industries, Inc.	12,207	320,434

		7,815,588

Paper & Forest Products (0.2%)
Domtar Corp.	18,795	406,724
Louisiana-Pacific Corp.	38,774	666,137

		1,072,861

Total Materials		24,983,013

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
American Campus Communities, Inc. (REIT)	45,317	1,257,547
Brixmor Property Group, Inc. (REIT)	98,346	934,287
Camden Property Trust (REIT)	31,918	2,529,182
CoreCivic, Inc. (REIT)	39,735	443,840
CoreSite Realty Corp. (REIT)	12,436	1,441,332
Corporate Office Properties Trust (REIT)	36,988	818,544
Cousins Properties, Inc. (REIT)	48,469	1,418,688
CyrusOne, Inc. (REIT)	37,360	2,306,980
Diversified Healthcare Trust (REIT)	77,392	280,933
Douglas Emmett, Inc. (REIT)	54,380	1,659,134
EastGroup Properties, Inc. (REIT)	12,678	1,324,597
EPR Properties (REIT)	25,876	626,717
First Industrial Realty Trust, Inc. (REIT)	41,900	1,392,337
GEO Group, Inc. (The) (REIT)	40,468	492,091
Healthcare Realty Trust, Inc. (REIT)	44,086	1,231,322
Highwoods Properties, Inc. (REIT)	34,220	1,212,072
JBG SMITH Properties (REIT)	38,944	1,239,588
Kilroy Realty Corp. (REIT)	32,180	2,049,866
Lamar Advertising Co. (REIT), Class A	28,387	1,455,685
Life Storage, Inc. (REIT)	15,387	1,454,841
Macerich Co. (The) (REIT)(x)	36,241	204,037
Mack-Cali Realty Corp. (REIT)	30,274	461,073
Medical Properties Trust, Inc. (REIT)	170,869	2,954,325
National Retail Properties, Inc. (REIT)	56,625	1,822,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	72,101	$1,913,561
Park Hotels & Resorts, Inc. (REIT)	79,028	625,111
Pebblebrook Hotel Trust (REIT)	43,134	469,729
PotlatchDeltic Corp. (REIT)	22,196	696,732
PS Business Parks, Inc. (REIT)	6,606	895,245
Rayonier, Inc. (REIT)	42,700	1,005,585
Sabra Health Care REIT, Inc. (REIT)	67,734	739,655
Service Properties Trust (REIT)	54,330	293,382
Spirit Realty Capital, Inc. (REIT)	32,904	860,440
Taubman Centers, Inc. (REIT)	20,166	844,552
Urban Edge Properties (REIT)	37,694	332,084
Weingarten Realty Investors (REIT)	39,927	576,147

		40,264,000

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	17,012	1,717,872

Total Real Estate		41,981,872

Utilities (3.5%)
Electric Utilities (1.1%)
ALLETE, Inc.	17,035	1,033,684
Hawaiian Electric Industries, Inc.	35,976	1,548,767
IDACORP, Inc.	16,606	1,457,841
OGE Energy Corp.	66,062	2,030,085
PNM Resources, Inc.	26,263	997,994

		7,068,371

Gas Utilities (1.3%)
National Fuel Gas Co.(x)	28,505	1,062,952
New Jersey Resources Corp.	31,529	1,071,040
ONE Gas, Inc.	17,401	1,455,072
Southwest Gas Holdings, Inc.	18,022	1,253,610
Spire, Inc.	16,815	1,252,381
UGI Corp.	68,993	1,840,043

		7,935,098

Multi-Utilities (0.6%)
Black Hills Corp.	20,277	1,298,336
MDU Resources Group, Inc.	66,152	1,422,268
NorthWestern Corp.	16,617	994,195

		3,714,799

Water Utilities (0.5%)
Essential Utilities, Inc.	71,237	2,899,346

Total Utilities		21,617,614

Total Common Stocks (69.4%) (Cost $462,347,509)		423,204,750

SHORT-TERM INVESTMENTS:
Investment Company (22.1%)
JPMorgan Prime Money Market Fund, IM Shares	134,475,855	134,489,302

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	$400,000	400,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,260,445, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $5,365,655.(xx)	5,260,444	5,260,444
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $433,521.(xx)	400,000	400,000

Total Repurchase Agreements		6,060,444

Total Short-Term Investments (23.1%) (Cost $140,548,594)		140,549,746

Total Investments in Securities (92.5%) (Cost $602,896,103)		563,754,496
Other Assets Less Liabilities (7.5%)		45,643,907

Net Assets (100%)		$609,398,403

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $10,682,242. This was collateralized by $5,223,619 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $6,060,444 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P Midcap 400 E-Mini Index	(666)	6/2020	USD	(95,757,480)	(877,509)

					(877,509)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,428,792	$—	$—	$8,428,792
Consumer Discretionary	51,112,507	—	—	51,112,507
Consumer Staples	15,548,731	—	—	15,548,731
Energy	4,305,189	—	—	4,305,189
Financials	66,816,950	—	—	66,816,950
Health Care	50,325,514	—	—	50,325,514
Industrials	67,833,343	—	—	67,833,343
Information Technology	70,251,225	—	—	70,251,225
Materials	24,983,013	—	—	24,983,013
Real Estate	41,981,872	—	—	41,981,872
Utilities	21,617,614	—	—	21,617,614
Short-Term Investments
Investment Company	134,489,302	—	—	134,489,302
Repurchase Agreements	—	6,060,444	—	6,060,444

Total Assets	$557,694,052	$6,060,444	$—	$563,754,496

Liabilities:
Futures	$(877,509)	$—	$—	$(877,509)

Total Liabilities	$(877,509)	$—	$—	$(877,509)

Total	$556,816,543	$6,060,444	$—	$562,876,987

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purpose was as follows:

Aggregate gross unrealized appreciation	$86,119,346
Aggregate gross unrealized depreciation	(126,918,949)

Net unrealized depreciation	$(40,799,603)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$603,676,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	18,148	$828,819
ATN International, Inc.	17,102	1,004,058
Bandwidth, Inc., Class A*	26,254	1,766,632
Cincinnati Bell, Inc.*	78,237	1,145,390
Cogent Communications Holdings, Inc.	69,534	5,699,702
Consolidated Communications Holdings, Inc.	118,224	537,919
Frontier Communications Corp.(x)*	170,039	64,615
IDT Corp., Class B*	27,939	151,429
Intelsat SA(x)*	112,616	172,303
Iridium Communications, Inc.*	162,179	3,621,457
Ooma, Inc.*	32,110	383,072
ORBCOMM, Inc.*	124,638	304,117
Pareteum Corp.(x)*	179,660	74,020
Vonage Holdings Corp.*	368,344	2,663,127

		18,416,660

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	86,471	273,248
Eros International plc*	123,197	203,275
Gaia, Inc.(x)*	16,882	149,912
Glu Mobile, Inc.*	194,286	1,222,059
IMAX Corp.*	87,617	792,934
Liberty Media Corp.-Liberty Braves, Class A*	16,631	324,305
Liberty Media Corp.-Liberty Braves, Class C*	60,508	1,153,282
LiveXLive Media, Inc.(x)*	47,404	74,898
Marcus Corp. (The)	37,608	463,331
Reading International, Inc., Class A*	28,129	109,422

		4,766,666

Interactive Media & Services (0.2%)
Cargurus, Inc.*	122,205	2,314,563
Cars.com, Inc.*	103,979	447,110
DHI Group, Inc.*	85,481	184,639
Eventbrite, Inc., Class A*	61,264	447,227
EverQuote, Inc., Class A(x)*	14,167	371,884
Liberty TripAdvisor Holdings, Inc., Class A*	121,708	219,074
Meet Group, Inc. (The)*	112,695	661,520
QuinStreet, Inc.*	75,948	611,381
Travelzoo*	8,721	34,273
TrueCar, Inc.*	172,873	418,353
Yelp, Inc.*	112,992	2,037,246

		7,747,270

Media (0.6%)
Boston Omaha Corp., Class A(x)*	16,487	298,580
Cardlytics, Inc.*	22,769	796,004
Central European Media Enterprises Ltd., Class A*	149,632	468,348
Clear Channel Outdoor Holdings, Inc.*	63,883	40,885
comScore, Inc.*	82,961	233,950
Cumulus Media, Inc., Class A*	23,640	128,129
Daily Journal Corp.(x)*	1,827	417,104
Emerald Holding, Inc.	41,121	106,503
Entercom Communications Corp., Class A	206,821	353,664
Entravision Communications Corp., Class A	104,453	212,040
EW Scripps Co. (The), Class A	91,606	690,709
Fluent, Inc.(x)*	71,278	83,395
Gannett Co., Inc.(x)	196,803	291,269
Gray Television, Inc.*	148,011	1,589,638
Hemisphere Media Group, Inc.*	29,423	251,273
Lee Enterprises, Inc.*	90,631	89,090
Liberty Latin America Ltd., Class A*	75,240	791,525
Liberty Latin America Ltd., Class C*	187,695	1,925,751
Loral Space & Communications, Inc.*	21,559	350,334
Marchex, Inc., Class B*	58,120	84,274
MDC Partners, Inc., Class A*	93,313	135,304
Meredith Corp.(x)	63,997	782,043
MSG Networks, Inc., Class A(x)*	72,093	735,349
National CineMedia, Inc.	99,293	323,695
Saga Communications, Inc., Class A	5,924	162,969
Scholastic Corp.	46,906	1,195,634
TechTarget, Inc.*	38,002	783,221
TEGNA, Inc.	354,585	3,850,793
Tribune Publishing Co.	28,492	231,070
WideOpenWest, Inc.*	46,495	221,316

		17,623,859

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	72,842	772,853
Gogo, Inc.(x)*	91,947	194,928
Shenandoah Telecommunications Co.	78,086	3,845,735
Spok Holdings, Inc.	29,994	320,636

		5,134,152

Total Communication Services		53,688,607

Consumer Discretionary (6.6%)
Auto Components (0.6%)
Adient plc*	142,394	1,291,514
American Axle & Manufacturing Holdings, Inc.*	187,284	676,095
Cooper Tire & Rubber Co.	80,916	1,318,931
Cooper-Standard Holdings, Inc.*	26,001	267,030
Dana, Inc.	237,064	1,851,470
Dorman Products, Inc.*	43,903	2,426,519
Fox Factory Holding Corp.*	61,698	2,591,316
Gentherm, Inc.*	54,178	1,701,189
LCI Industries	40,034	2,675,472
Modine Manufacturing Co.*	82,743	268,915
Motorcar Parts of America, Inc.(x)*	31,091	391,125
Standard Motor Products, Inc.	33,290	1,383,865
Stoneridge, Inc.*	44,670	748,222
Tenneco, Inc., Class A*	85,130	306,468
Visteon Corp.*	46,157	2,214,613

		20,112,744

Automobiles (0.0%)
Winnebago Industries, Inc.	50,280	1,398,287

Distributors (0.1%)
Core-Mark Holding Co., Inc.	73,754	2,107,152
Funko, Inc., Class A(x)*	36,656	146,257
Greenlane Holdings, Inc., Class A(x)*	9,871	16,978
Weyco Group, Inc.	10,215	206,037

		2,476,424

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	85,494	2,290,384
American Public Education, Inc.*	23,480	561,876
Carriage Services, Inc.	28,550	461,083
Chegg, Inc.*	193,533	6,924,611
Collectors Universe, Inc.	13,345	209,116
Houghton Mifflin Harcourt Co.*	174,996	328,993
K12, Inc.*	65,001	1,225,919
Laureate Education, Inc., Class A*	184,375	1,937,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OneSpaWorld Holdings Ltd.(x)	76,339	$309,936
Perdoceo Education Corp.*	111,150	1,199,309
Regis Corp.*	39,157	231,418
Select Interior Concepts, Inc., Class A*	35,774	74,052
Strategic Education, Inc.	34,813	4,865,465
WW International, Inc.*	75,775	1,281,355

		21,901,298

Hotels, Restaurants & Leisure (1.4%)
BBX Capital Corp.	98,520	227,581
Biglari Holdings, Inc., Class B*	1,603	82,394
BJ’s Restaurants, Inc.	32,031	444,911
Bloomin’ Brands, Inc.	142,218	1,015,436
Bluegreen Vacations Corp.(x)	10,411	60,176
Boyd Gaming Corp.	132,011	1,903,599
Brinker International, Inc.	62,930	755,789
Carrols Restaurant Group, Inc.*	58,267	106,046
Century Casinos, Inc.*	45,353	109,301
Cheesecake Factory, Inc. (The)(x)	68,220	1,165,198
Churchill Downs, Inc.	57,864	5,957,099
Chuy’s Holdings, Inc.*	28,136	283,329
Cracker Barrel Old Country Store, Inc.(x)	39,445	3,282,613
Dave & Buster’s Entertainment, Inc.(x)	49,194	643,457
Del Taco Restaurants, Inc.*	49,690	170,437
Denny’s Corp.*	93,538	718,372
Dine Brands Global, Inc.	26,753	767,276
Drive Shack, Inc.*	100,580	152,882
El Pollo Loco Holdings, Inc.(x)*	29,014	245,168
Eldorado Resorts, Inc.(x)*	108,522	1,562,717
Everi Holdings, Inc.*	130,953	432,145
Fiesta Restaurant Group, Inc.*	39,017	157,238
Golden Entertainment, Inc.*	28,524	188,544
Inspired Entertainment, Inc.*	14,076	47,577
J Alexander’s Holdings, Inc.*	21,037	80,572
Jack in the Box, Inc.	37,150	1,302,107
Kura Sushi USA, Inc., Class A(x)*	5,614	67,143
Lindblad Expeditions Holdings, Inc.*	38,488	160,495
Marriott Vacations Worldwide Corp.	67,118	3,730,418
Monarch Casino & Resort, Inc.*	19,028	534,116
Nathan’s Famous, Inc.	4,778	291,458
Noodles & Co.*	47,579	224,097
Papa John’s International, Inc.(x)	35,643	1,902,267
Penn National Gaming, Inc.*	180,501	2,283,338
PlayAGS, Inc.*	44,432	117,745
Potbelly Corp.*	34,555	106,775
RCI Hospitality Holdings, Inc.	14,889	148,443
Red Lion Hotels Corp.*	39,622	57,848
Red Robin Gourmet Burgers, Inc.(x)*	21,777	185,540
Red Rock Resorts, Inc., Class A	117,360	1,003,428
Ruth’s Hospitality Group, Inc.	47,860	319,705
Scientific Games Corp., Class A*	93,627	908,182
SeaWorld Entertainment, Inc.*	79,630	877,523
Shake Shack, Inc., Class A(x)*	47,230	1,782,460
Target Hospitality Corp.*	54,694	108,841
Texas Roadhouse, Inc.	107,481	4,438,965
Twin River Worldwide Holdings, Inc.(x)	29,214	380,074
Wingstop, Inc.	48,087	3,832,534

		45,323,359

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	16,392	89,336
Beazer Homes USA, Inc.*	49,752	320,403
Casper Sleep, Inc.(x)*	10,242	43,938
Cavco Industries, Inc.*	13,932	2,019,304
Century Communities, Inc.*	43,873	636,597
Ethan Allen Interiors, Inc.	40,358	412,459
Flexsteel Industries, Inc.	12,296	134,764
GoPro, Inc., Class A(x)*	205,207	537,642
Green Brick Partners, Inc.*	39,780	320,229
Hamilton Beach Brands Holding Co., Class A	11,274	107,216
Helen of Troy Ltd.*	40,931	5,895,292
Hooker Furniture Corp.	19,455	303,693
Installed Building Products, Inc.*	36,741	1,464,864
iRobot Corp.(x)*	44,877	1,835,469
KB Home	142,715	2,583,141
La-Z-Boy, Inc.	72,166	1,483,011
Legacy Housing Corp.*	7,480	69,190
LGI Homes, Inc.*	33,657	1,519,614
Lifetime Brands, Inc.	20,238	114,345
Lovesac Co. (The)(x)*	14,827	86,441
M.D.C. Holdings, Inc.	83,587	1,939,218
M/I Homes, Inc.*	44,641	737,916
Meritage Homes Corp.*	59,217	2,162,013
Purple Innovation, Inc.*	8,329	47,309
Skyline Champion Corp.*	81,569	1,279,002
Sonos, Inc.*	129,212	1,095,718
Taylor Morrison Home Corp., Class A*	215,160	2,366,760
TopBuild Corp.*	55,038	3,942,922
TRI Pointe Group, Inc.*	225,104	1,974,162
Tupperware Brands Corp.(x)	70,817	114,723
Universal Electronics, Inc.*	22,545	865,052
ZAGG, Inc.(x)*	46,765	145,439

		36,647,182

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	39,399	521,249
Duluth Holdings, Inc., Class B(x)*	17,558	70,408
Groupon, Inc.(x)*	723,248	708,928
Lands’ End, Inc.*	17,473	93,306
Leaf Group Ltd.*	27,303	36,586
Liquidity Services, Inc.*	45,310	175,803
PetMed Express, Inc.(x)	31,677	911,664
Quotient Technology, Inc.*	126,667	823,335
RealReal, Inc. (The)(x)*	83,335	584,178
Rubicon Project, Inc. (The)*	80,322	445,787
Shutterstock, Inc.	32,369	1,040,987
Stamps.com, Inc.*	26,888	3,497,591
Stitch Fix, Inc., Class A(x)*	66,342	842,543
Waitr Holdings, Inc.(x)*	88,121	108,389

		9,860,754

Leisure Products (0.3%)
Acushnet Holdings Corp.	57,156	1,470,052
American Outdoor Brands Corp.*	90,741	753,150
Callaway Golf Co.	157,018	1,604,724
Clarus Corp.	33,597	329,251
Escalade, Inc.	17,176	102,197
Johnson Outdoors, Inc., Class A	8,253	517,463
Malibu Boats, Inc., Class A*	32,892	946,961
Marine Products Corp.	12,209	98,649
MasterCraft Boat Holdings, Inc.*	30,671	223,898
Sturm Ruger & Co., Inc.	26,843	1,366,577
Vista Outdoor, Inc.*	96,785	851,708
YETI Holdings, Inc.*	91,825	1,792,424

		10,057,054

Multiline Retail (0.1%)
Big Lots, Inc.(x)	63,332	900,581
Dillard’s, Inc., Class A(x)	16,728	618,100
JC Penney Co., Inc.(x)*	531,578	191,368

		1,710,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.3%)
Aaron’s, Inc.	111,279	$2,534,936
Abercrombie & Fitch Co., Class A(x)	105,176	956,050
American Eagle Outfitters, Inc.	253,697	2,016,891
America’s Car-Mart, Inc.*	10,474	590,210
Asbury Automotive Group, Inc.*	31,513	1,740,463
Ascena Retail Group, Inc.(x)*	14,017	19,484
At Home Group, Inc.(x)*	79,720	161,034
Barnes & Noble Education, Inc.*	65,246	88,735
Bed Bath & Beyond, Inc.(x)	199,835	841,305
Boot Barn Holdings, Inc.*	47,166	609,856
Buckle, Inc. (The)(x)	48,452	664,277
Caleres, Inc.	64,110	333,372
Camping World Holdings, Inc., Class A(x)	54,794	311,778
Cato Corp. (The), Class A	36,614	390,671
Chico’s FAS, Inc.	195,257	251,881
Children’s Place, Inc. (The)(x)	24,155	472,472
Citi Trends, Inc.	18,837	167,649
Conn’s, Inc.(x)*	24,874	103,973
Container Store Group, Inc. (The)*	26,235	61,915
Designer Brands, Inc., Class A	102,076	508,338
Express, Inc.(x)*	107,647	160,394
GameStop Corp., Class A(x)*	105,002	367,507
Genesco, Inc.*	24,304	324,215
GNC Holdings, Inc., Class A(x)*	136,601	63,943
Group 1 Automotive, Inc.	28,263	1,250,920
Guess?, Inc.(x)	72,528	491,015
Haverty Furniture Cos., Inc.	30,880	367,163
Hibbett Sports, Inc.(x)*	26,940	294,589
Hudson Ltd., Class A*	66,483	333,745
J. Jill, Inc.(x)*	25,001	13,810
Lithia Motors, Inc., Class A	36,463	2,982,309
Lumber Liquidators Holdings, Inc.(x)*	47,477	222,667
MarineMax, Inc.*	37,161	387,218
Michaels Cos., Inc. (The)(x)*	122,547	198,526
Monro, Inc.	53,027	2,323,113
Murphy USA, Inc.*	47,558	4,011,993
National Vision Holdings, Inc.*	127,476	2,475,584
Office Depot, Inc.	874,183	1,433,660
OneWater Marine, Inc., Class A(x)*	7,447	56,969
Party City Holdco, Inc.(x)*	90,862	41,642
Rent-A-Center, Inc.	81,833	1,157,119
RH(x)*	27,264	2,739,214
RTW RetailWinds, Inc.(x)*	42,902	9,014
Sally Beauty Holdings, Inc.*	189,873	1,534,174
Shoe Carnival, Inc.(x)	13,935	289,430
Signet Jewelers Ltd.	82,860	534,447
Sleep Number Corp.*	45,180	865,649
Sonic Automotive, Inc., Class A	37,523	498,305
Sportsman’s Warehouse Holdings, Inc.*	70,312	433,122
Tailored Brands, Inc.(x)	83,669	145,584
Tilly’s, Inc., Class A	36,107	149,122
Winmark Corp.	4,035	514,140
Zumiez, Inc.*	33,415	578,748

		40,074,340

Textiles, Apparel & Luxury Goods (0.6%)
Centric Brands, Inc.(x)*	26,262	29,413
Crocs, Inc.*	112,059	1,903,882
Culp, Inc.	18,256	134,364
Deckers Outdoor Corp.*	45,814	6,139,076
Delta Apparel, Inc.*	10,341	107,650
Fossil Group, Inc.*	78,421	258,005
G-III Apparel Group Ltd.*	72,332	556,956
Kontoor Brands, Inc.(x)	71,774	1,375,908
Movado Group, Inc.	26,352	311,481
Oxford Industries, Inc.	26,787	971,297
Rocky Brands, Inc.	11,532	223,144
Steven Madden Ltd.	138,192	3,210,200
Superior Group of Cos., Inc.	17,677	149,547
Unifi, Inc.*	25,214	291,222
Vera Bradley, Inc.*	34,379	141,642
Vince Holding Corp.(x)*	4,907	19,039
Wolverine World Wide, Inc.	130,523	1,983,950

		17,806,776

Total Consumer Discretionary		207,368,267

Consumer Staples (2.6%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	13,617	5,005,064
Celsius Holdings, Inc.(x)*	52,109	219,379
Coca-Cola Consolidated, Inc.	7,643	1,593,795
Craft Brew Alliance, Inc.(x)*	20,172	300,563
MGP Ingredients, Inc.(x)	21,806	586,363
National Beverage Corp.(x)*	19,833	845,877
New Age Beverages Corp.(x)*	120,930	168,093

		8,719,134

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	52,761	989,269
BJ’s Wholesale Club Holdings, Inc.*	182,113	4,638,418
Chefs’ Warehouse, Inc. (The)*	40,585	408,691
HF Foods Group, Inc.(x)*	33,863	284,111
Ingles Markets, Inc., Class A	22,812	824,882
Natural Grocers by Vitamin Cottage, Inc.	15,268	129,931
Performance Food Group Co.*	185,928	4,596,140
PriceSmart, Inc.	36,346	1,909,982
Rite Aid Corp.(x)*	90,992	1,364,880
SpartanNash Co.	60,177	861,735
United Natural Foods, Inc.*	85,230	782,411
Village Super Market, Inc., Class A	14,024	344,710
Weis Markets, Inc.	16,176	673,892

		17,809,052

Food Products (1.1%)
Alico, Inc.	6,406	198,842
B&G Foods, Inc.(x)	103,102	1,865,115
Bridgford Foods Corp.*	2,755	63,558
Calavo Growers, Inc.	26,103	1,505,882
Cal-Maine Foods, Inc.	51,359	2,258,769
Darling Ingredients, Inc.*	267,764	5,133,036
Farmer Brothers Co.*	17,384	120,993
Fresh Del Monte Produce, Inc.	49,213	1,358,771
Freshpet, Inc.*	56,349	3,599,011
Hostess Brands, Inc.*	194,596	2,074,393
J&J Snack Foods Corp.	24,863	3,008,423
John B Sanfilippo & Son, Inc.	14,495	1,295,853
Lancaster Colony Corp.	31,105	4,499,027
Landec Corp.*	40,716	353,822
Limoneira Co.	25,620	335,622
Sanderson Farms, Inc.	32,352	3,989,649
Seneca Foods Corp., Class A*	11,200	445,536
Simply Good Foods Co. (The)*	134,744	2,595,169
Tootsie Roll Industries, Inc.(x)	28,690	1,031,679

		35,733,150

Household Products (0.2%)
Central Garden & Pet Co.*	15,425	424,187
Central Garden & Pet Co., Class A*	66,852	1,709,406
Oil-Dri Corp. of America	8,467	283,136
WD-40 Co.	22,516	4,522,339

		6,939,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc., Class A*	66,316	$1,130,688
Edgewell Personal Care Co.*	87,462	2,106,085
elf Beauty, Inc.*	43,940	432,370
Inter Parfums, Inc.	28,155	1,304,984
Lifevantage Corp.*	23,299	239,980
Medifast, Inc.(x)	18,113	1,132,062
Nature’s Sunshine Products, Inc.*	14,458	117,543
Revlon, Inc., Class A(x)*	12,560	137,281
USANA Health Sciences, Inc.*	20,445	1,180,903
Youngevity International, Inc.(x)*	13,134	9,194

		7,791,090

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	192,853	144,640
Pyxus International, Inc.(x)*	14,070	43,758
Turning Point Brands, Inc.(x)	13,890	293,218
Universal Corp.	39,510	1,746,737
Vector Group Ltd.	181,399	1,708,778

		3,937,131

Total Consumer Staples		80,928,625

Energy (1.3%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	216,314	813,341
Cactus, Inc., Class A	75,444	875,150
Covia Holdings Corp.(x)*	66,193	37,823
Diamond Offshore Drilling, Inc.(x)*	108,042	197,717
DMC Global, Inc.(x)	22,577	519,497
Dril-Quip, Inc.*	58,501	1,784,280
Era Group, Inc.*	34,102	181,764
Exterran Corp.*	45,066	216,317
Forum Energy Technologies, Inc.*	138,172	24,498
Frank’s International NV*	177,887	460,727
FTS International, Inc.(x)*	55,008	12,267
Geospace Technologies Corp.*	21,866	139,942
Helix Energy Solutions Group, Inc.*	225,466	369,764
Independence Contract Drilling, Inc.(x)*	4,179	5,851
KLX Energy Services Holdings, Inc.(x)*	34,684	24,279
Liberty Oilfield Services, Inc., Class A	89,850	241,696
Mammoth Energy Services, Inc.(x)	21,231	15,898
Matrix Service Co.*	44,306	419,578
Nabors Industries Ltd.(x)	591,353	230,687
National Energy Services Reunited Corp.(x)*	39,164	198,953
Natural Gas Services Group, Inc.*	20,547	91,640
NCS Multistage Holdings, Inc.*	16,518	10,571
Newpark Resources, Inc.*	148,571	133,268
NexTier Oilfield Solutions, Inc.*	265,809	310,996
Nine Energy Service, Inc.(x)*	26,937	21,773
Noble Corp. plc(x)*	414,531	107,778
Oceaneering International, Inc.*	166,165	488,525
Oil States International, Inc.*	100,269	203,546
Pacific Drilling SA*	49,547	21,305
ProPetro Holding Corp.*	134,171	335,427
RigNet, Inc.*	23,526	42,347
RPC, Inc.(x)	97,210	200,253
SEACOR Holdings, Inc.*	29,124	785,183
SEACOR Marine Holdings, Inc.*	31,563	138,246
Seadrill Ltd.(x)*	97,686	42,005
Select Energy Services, Inc., Class A*	98,872	319,357
Smart Sand, Inc.(x)*	36,228	37,677
Solaris Oilfield Infrastructure, Inc., Class A(x)	51,231	268,963
TETRA Technologies, Inc.*	201,240	64,397
Tidewater, Inc.*	62,767	444,390
US Silica Holdings, Inc.(x)	122,961	221,330
US Well Services, Inc.*	31,934	9,580

		11,068,586

Oil, Gas & Consumable Fuels (0.9%)
Abraxas Petroleum Corp.(x)*	265,085	32,075
Altus Midstream Co.(x)*	80,160	60,120
Amplify Energy Corp.	23,446	13,268
Arch Coal, Inc., Class A(x)	25,299	731,141
Ardmore Shipping Corp.	55,206	289,832
Berry Corp.	105,984	255,421
Bonanza Creek Energy, Inc.*	31,578	355,252
Brigham Minerals, Inc., Class A	38,648	319,619
California Resources Corp.(x)*	81,107	81,107
Callon Petroleum Co.(x)*	644,138	352,923
Chaparral Energy, Inc., Class A(x)*	49,430	23,232
Clean Energy Fuels Corp.*	224,374	399,386
CNX Resources Corp.*	303,014	1,612,034
Comstock Resources, Inc.(x)*	23,968	129,188
CONSOL Energy, Inc.(x)*	38,904	143,556
Contura Energy, Inc.*	31,893	74,949
CVR Energy, Inc.	45,941	759,405
Delek US Holdings, Inc.	120,038	1,891,799
Denbury Resources, Inc.(x)*	770,477	142,230
DHT Holdings, Inc.	178,873	1,371,956
Diamond S Shipping, Inc., Class S*	42,560	502,634
Dorian LPG Ltd.*	46,114	401,653
Earthstone Energy, Inc., Class A(x)*	32,766	57,668
Energy Fuels, Inc.(x)*	147,306	173,821
Evolution Petroleum Corp.	44,044	114,955
Extraction Oil & Gas, Inc.(x)*	142,918	60,311
Falcon Minerals Corp.	64,060	137,729
GasLog Ltd.(x)	67,296	243,612
Golar LNG Ltd.(x)	152,938	1,205,151
Goodrich Petroleum Corp.*	14,278	60,824
Green Plains, Inc.	54,773	265,649
Gulfport Energy Corp.(x)*	268,436	119,373
Hallador Energy Co.	34,728	32,953
HighPoint Resources Corp.*	185,909	35,323
International Seaways, Inc.	42,036	1,004,240
Laredo Petroleum, Inc.*	302,132	114,750
Magnolia Oil & Gas Corp., Class A(x)*	169,621	678,484
Matador Resources Co.(x)*	179,879	446,100
Montage Resources Corp.(x)*	34,040	76,590
NACCO Industries, Inc., Class A	6,344	177,505
NextDecade Corp.*	18,187	34,192
Nordic American Tankers Ltd.	232,093	1,051,381
Northern Oil and Gas, Inc.(x)*	467,360	309,906
Oasis Petroleum, Inc.(x)*	512,030	179,211
Overseas Shipholding Group, Inc., Class A*	105,776	240,112
Panhandle Oil and Gas, Inc., Class A	24,676	91,054
Par Pacific Holdings, Inc.*	57,535	408,499
PDC Energy, Inc.*	162,323	1,008,026
Peabody Energy Corp.	104,152	302,041
Penn Virginia Corp.*	22,683	70,090
PrimeEnergy Resources Corp.*	827	61,198
QEP Resources, Inc.	401,823	134,410
Renewable Energy Group, Inc.*	59,340	1,218,250
REX American Resources Corp.*	9,385	436,496
Ring Energy, Inc.(x)*	95,824	63,119
Rosehill Resources, Inc.*	16,603	6,807
SandRidge Energy, Inc.*	51,094	45,939
Scorpio Tankers, Inc.	71,489	1,366,870
SFL Corp. Ltd.	129,730	1,228,543
SilverBow Resources, Inc.(x)*	10,981	27,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SM Energy Co.(x)	178,660	$217,965
Southwestern Energy Co.(x)*	882,375	1,491,214
Talos Energy, Inc.*	33,643	193,447
Teekay Corp.*	114,496	361,807
Teekay Tankers Ltd., Class A*	39,968	888,888
Tellurian, Inc.(x)*	158,277	143,067
Unit Corp.(x)*	88,449	22,997
Uranium Energy Corp.(x)*	292,037	163,541
W&T Offshore, Inc.(x)*	157,644	267,995
Whiting Petroleum Corp.(x)*	154,962	103,887
World Fuel Services Corp.	104,717	2,636,774

		29,722,667

Total Energy		40,791,253

Financials (12.7%)
Banks (6.9%)
1st Constitution Bancorp	12,766	169,149
1st Source Corp.	22,254	721,697
ACNB Corp.	11,727	351,810
Allegiance Bancshares, Inc.	29,941	721,877
Amalgamated Bank, Class A	23,258	251,652
Amerant Bancorp, Inc.*	32,448	499,375
American National Bankshares, Inc.	17,912	428,097
Ameris Bancorp	100,727	2,393,273
Ames National Corp.	15,035	307,466
Arrow Financial Corp.	21,752	606,228
Atlantic Capital Bancshares, Inc.*	34,258	406,642
Atlantic Union Bankshares Corp.	129,044	2,826,064
Banc of California, Inc.	76,261	610,088
BancFirst Corp.	30,288	1,010,711
Bancorp, Inc. (The)*	84,555	513,249
BancorpSouth Bank	162,742	3,079,079
Bank First Corp.(x)	9,742	545,552
Bank of Commerce Holdings	29,524	232,354
Bank of Marin Bancorp	22,760	682,800
Bank of NT Butterfield & Son Ltd. (The)	86,174	1,467,543
Bank of Princeton (The)	9,530	221,572
Bank7 Corp.	6,346	50,387
BankFinancial Corp.	23,705	208,841
Bankwell Financial Group, Inc.	11,506	175,582
Banner Corp.	52,241	1,726,043
Bar Harbor Bankshares	25,919	447,880
Baycom Corp.*	17,436	210,104
BCB Bancorp, Inc.	23,575	251,074
Berkshire Hills Bancorp, Inc.	75,481	1,121,648
Boston Private Financial Holdings, Inc.	126,976	907,878
Bridge Bancorp, Inc.	27,708	586,301
Brookline Bancorp, Inc.	120,177	1,355,597
Bryn Mawr Bank Corp.	33,769	958,364
Business First Bancshares, Inc.	20,891	282,028
Byline Bancorp, Inc.	39,319	407,738
C&F Financial Corp.	5,705	227,629
Cadence Bancorp	205,581	1,346,556
Cambridge Bancorp(x)	7,266	377,832
Camden National Corp.	26,107	821,065
Capital Bancorp, Inc.*	12,993	162,672
Capital City Bank Group, Inc.	22,752	457,770
Capstar Financial Holdings, Inc.	24,463	241,939
Carolina Financial Corp.	35,379	915,255
Carter Bank & Trust	38,171	350,410
Cathay General Bancorp	125,361	2,877,035
CBTX, Inc.	28,332	503,460
CenterState Bank Corp.	196,660	3,388,452
Central Pacific Financial Corp.	41,640	662,076
Central Valley Community Bancorp	19,721	257,162
Century Bancorp, Inc., Class A	4,753	295,827
Chemung Financial Corp.	6,053	199,628
Citizens & Northern Corp.	20,284	405,680
City Holding Co.	26,208	1,743,618
Civista Bancshares, Inc.	25,804	386,028
CNB Financial Corp.	24,598	464,164
Coastal Financial Corp.*	13,061	137,271
Codorus Valley Bancorp, Inc.	16,157	260,128
Colony Bankcorp, Inc.	12,514	156,425
Columbia Banking System, Inc.	117,035	3,136,538
Community Bank System, Inc.	83,067	4,884,340
Community Bankers Trust Corp.	35,983	174,518
Community Financial Corp. (The)	8,222	181,706
Community Trust Bancorp, Inc.	26,376	838,493
ConnectOne Bancorp, Inc.	56,028	753,016
CrossFirst Bankshares, Inc.*	67,372	565,925
Customers Bancorp, Inc.*	47,644	520,749
CVB Financial Corp.	218,470	4,380,323
Dime Community Bancshares, Inc.	49,301	675,917
Eagle Bancorp, Inc.	53,469	1,615,298
Enterprise Bancorp, Inc.	15,843	427,603
Enterprise Financial Services Corp.	41,358	1,154,302
Equity Bancshares, Inc., Class A*	25,358	437,425
Esquire Financial Holdings, Inc.*	10,664	160,493
Evans Bancorp, Inc.	8,029	195,185
Farmers & Merchants Bancorp, Inc.	16,856	436,739
Farmers National Banc Corp.	43,076	500,974
FB Financial Corp.	28,820	568,330
Fidelity D&D Bancorp, Inc.(x)	4,678	238,672
Financial Institutions, Inc.	26,352	478,025
First Bancorp (Nasdaq Stock Exchange)	49,210	1,135,767
First Bancorp (Quotrix Stock Exchange)	350,872	1,866,639
First Bancorp, Inc.	17,392	382,624
First Bancshares, Inc. (The)	27,951	533,026
First Bank	28,101	195,021
First Busey Corp.	87,165	1,491,393
First Business Financial Services, Inc.	14,135	219,092
First Capital, Inc.(x)	5,484	328,492
First Choice Bancorp	16,868	253,189
First Commonwealth Financial Corp.	153,437	1,402,414
First Community Bankshares, Inc.	26,167	609,691
First Financial Bancorp	154,897	2,309,514
First Financial Bankshares, Inc.(x)	211,950	5,688,738
First Financial Corp.	21,458	723,564
First Financial Northwest, Inc.	13,489	135,430
First Foundation, Inc.	65,721	671,669
First Guaranty Bancshares, Inc.	8,803	127,027
First Internet Bancorp	16,543	271,636
First Interstate BancSystem, Inc., Class A	61,615	1,776,977
First Merchants Corp.	87,235	2,310,855
First Mid Bancshares, Inc.	24,518	582,057
First Midwest Bancorp, Inc.	171,496	2,269,750
First Northwest Bancorp	15,710	170,768
First of Long Island Corp. (The)	40,577	704,011
Flushing Financial Corp.	45,717	610,779
FNCB Bancorp, Inc.	28,521	197,080
Franklin Financial Network, Inc.	22,059	449,783
Franklin Financial Services Corp.	7,183	197,173
Fulton Financial Corp.	262,771	3,019,239
FVCBankcorp, Inc.*	20,409	271,848
German American Bancorp, Inc.	40,872	1,121,936
Glacier Bancorp, Inc.	142,513	4,846,155
Great Southern Bancorp, Inc.	18,875	762,550
Great Western Bancorp, Inc.	88,677	1,816,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancshares, Inc.	14,024	$324,515
Hancock Whitney Corp.	142,431	2,780,253
Hanmi Financial Corp.	46,513	504,666
HarborOne Bancorp, Inc.*	44,643	336,162
Hawthorn Bancshares, Inc.	9,575	175,701
HBT Financial, Inc.	15,208	160,140
Heartland Financial USA, Inc.	56,127	1,695,035
Heritage Commerce Corp.	91,552	702,204
Heritage Financial Corp.	58,759	1,175,180
Hilltop Holdings, Inc.	114,081	1,724,905
Home BancShares, Inc.	251,516	3,015,677
HomeTrust Bancshares, Inc.	27,310	434,775
Hope Bancorp, Inc.	189,823	1,560,345
Horizon Bancorp, Inc.	63,152	622,679
Howard Bancorp, Inc.*	21,474	233,208
IBERIABANK Corp.	85,185	3,080,290
Independent Bank Corp./MA	54,549	3,511,319
Independent Bank Corp./MI	38,504	495,546
Independent Bank Group, Inc.	57,454	1,360,511
International Bancshares Corp.	91,335	2,455,085
Investar Holding Corp.	15,615	199,404
Investors Bancorp, Inc.	371,983	2,972,144
Lakeland Bancorp, Inc.	81,839	884,680
Lakeland Financial Corp.	41,391	1,521,119
LCNB Corp.	21,076	265,558
Level One Bancorp, Inc.	8,758	157,644
Live Oak Bancshares, Inc.	42,706	532,544
Macatawa Bank Corp.	44,026	313,465
Mackinac Financial Corp.	14,669	153,291
MainStreet Bancshares, Inc.*	12,024	201,522
Malvern Bancorp, Inc.*	13,817	169,258
Mercantile Bank Corp.	27,099	573,686
Metrocity Bankshares, Inc.(x)	26,559	311,803
Metropolitan Bank Holding Corp.*	11,748	316,374
Mid Penn Bancorp, Inc.	11,504	232,956
Midland States Bancorp, Inc.	36,603	640,186
MidWestOne Financial Group, Inc.	19,968	418,130
MutualFirst Financial, Inc.	10,078	284,200
MVB Financial Corp.	15,768	201,042
National Bank Holdings Corp., Class A	48,810	1,166,559
National Bankshares, Inc.	10,693	341,107
NBT Bancorp, Inc.	67,938	2,200,512
Nicolet Bankshares, Inc.*	15,658	854,614
Northeast Bank	12,589	146,788
Northrim BanCorp, Inc.	11,416	308,232
Norwood Financial Corp.	9,920	264,864
Oak Valley Bancorp(x)	11,649	183,355
OFG Bancorp	80,886	904,305
Ohio Valley Banc Corp.	6,898	206,802
Old National Bancorp	274,236	3,617,173
Old Second Bancorp, Inc.	48,883	337,781
Opus Bank	36,906	639,581
Origin Bancorp, Inc.	32,642	661,000
Orrstown Financial Services, Inc.	17,161	236,307
Pacific Mercantile Bancorp*	32,824	154,601
Pacific Premier Bancorp, Inc.	95,661	1,802,253
Park National Corp.	21,689	1,683,934
Parke Bancorp, Inc.	16,657	224,703
PCB Bancorp	20,815	203,571
Peapack Gladstone Financial Corp.	32,042	575,154
Penns Woods Bancorp, Inc.	11,628	282,560
Peoples Bancorp of North Carolina, Inc.	7,844	159,704
Peoples Bancorp, Inc.	30,966	685,897
Peoples Financial Services Corp.	11,672	463,845
People’s Utah Bancorp	26,465	512,627
Preferred Bank	23,586	797,678
Premier Financial Bancorp, Inc.	22,043	273,333
Professional Holding Corp., Class A*	3,259	51,981
QCR Holdings, Inc.	24,899	674,016
RBB Bancorp	27,185	372,978
Red River Bancshares, Inc.	8,201	305,241
Reliant Bancorp, Inc.	17,159	193,382
Renasant Corp.	89,332	1,951,011
Republic Bancorp, Inc., Class A	16,385	541,197
Republic First Bancorp, Inc.*	72,334	158,411
Richmond Mutual Bancorporation, Inc.*	21,929	223,676
S&T Bancorp, Inc.	61,376	1,676,792
Sandy Spring Bancorp, Inc.	57,298	1,297,227
SB One Bancorp	13,919	236,623
Seacoast Banking Corp. of Florida*	81,609	1,494,261
Select Bancorp, Inc.*	27,656	211,015
ServisFirst Bancshares, Inc.	78,685	2,307,044
Shore Bancshares, Inc.	21,603	234,393
Sierra Bancorp	24,162	424,768
Simmons First National Corp., Class A	152,548	2,806,883
SmartFinancial, Inc.	21,464	326,467
South Plains Financial, Inc.	16,941	262,416
South State Corp.	54,848	3,221,223
Southern First Bancshares, Inc.*	11,889	337,291
Southern National Bancorp of Virginia, Inc.	33,600	330,624
Southside Bancshares, Inc.	51,641	1,569,370
Spirit of Texas Bancshares, Inc.*	19,903	205,797
Stock Yards Bancorp, Inc.	34,182	988,885
Summit Financial Group, Inc.	18,615	394,824
Tompkins Financial Corp.	23,632	1,696,778
Towne Bank	108,957	1,971,032
TriCo Bancshares	43,940	1,310,291
TriState Capital Holdings, Inc.*	41,038	396,837
Triumph Bancorp, Inc.*	36,480	948,480
Trustmark Corp.	105,082	2,448,411
UMB Financial Corp.	71,638	3,322,570
Union Bankshares, Inc.(x)	6,524	146,790
United Bankshares, Inc.	156,653	3,615,551
United Community Banks, Inc.	119,867	2,194,765
United Security Bancshares	22,882	146,445
Unity Bancorp, Inc.	13,271	155,271
Univest Financial Corp.	48,282	787,962
Valley National Bancorp	633,262	4,629,145
Veritex Holdings, Inc.	79,660	1,112,850
Washington Trust Bancorp, Inc.	25,571	934,876
WesBanco, Inc.	106,113	2,514,878
West Bancorporation, Inc.	26,987	441,237
Westamerica Bancorp	42,478	2,496,857

		215,805,252

Capital Markets (1.1%)
Ares Management Corp.	118,010	3,650,049
Artisan Partners Asset Management, Inc., Class A	81,677	1,755,239
Assetmark Financial Holdings, Inc.*	22,989	468,746
Associated Capital Group, Inc., Class A	3,173	97,094
B. Riley Financial, Inc.	33,845	623,425
Blucora, Inc.*	80,826	973,953
Brightsphere Investment Group, Inc.	106,758	682,184
Calamos Asset Management, Inc.(r)*	24,004	—
Cohen & Steers, Inc.	36,946	1,679,196
Cowen, Inc., Class A	48,284	466,423
Diamond Hill Investment Group, Inc.	4,744	428,098
Donnelley Financial Solutions, Inc.*	52,862	278,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Hermes, Inc., Class B	158,918	$3,027,388
Focus Financial Partners, Inc., Class A*	50,829	1,169,575
GAIN Capital Holdings, Inc.(x)	32,635	182,103
GAMCO Investors, Inc., Class A	8,906	97,877
Greenhill & Co., Inc.	22,994	226,261
Hamilton Lane, Inc., Class A	35,809	1,980,596
Houlihan Lokey, Inc.	69,631	3,629,168
INTL. FCStone, Inc.*	26,915	975,938
Moelis & Co., Class A	77,603	2,180,644
Oppenheimer Holdings, Inc., Class A	16,418	324,420
Piper Sandler Cos	21,152	1,069,657
PJT Partners, Inc., Class A	36,635	1,589,593
Pzena Investment Management, Inc., Class A	29,649	132,234
Safeguard Scientifics, Inc.	29,978	166,378
Sculptor Capital Management, Inc.	28,285	382,979
Siebert Financial Corp.(x)*	12,071	87,153
Silvercrest Asset Management Group, Inc., Class A	14,360	135,845
Stifel Financial Corp.	107,821	4,450,851
Value Line, Inc.	1,697	54,898
Virtus Investment Partners, Inc.	10,505	799,535
Waddell & Reed Financial, Inc., Class A(x)	108,458	1,234,252
Westwood Holdings Group, Inc.	13,681	250,499
WisdomTree Investments, Inc.	223,360	520,429

		35,771,263

Consumer Finance (0.5%)
Curo Group Holdings Corp.	20,594	109,148
Elevate Credit, Inc.*	37,340	38,834
Encore Capital Group, Inc.*	50,347	1,177,113
Enova International, Inc.*	51,899	752,016
EZCORP, Inc., Class A*	85,519	356,614
FirstCash, Inc.	67,528	4,844,459
Green Dot Corp., Class A*	78,944	2,004,388
LendingClub Corp.*	110,480	867,268
Medallion Financial Corp.*	35,006	65,111
Nelnet, Inc., Class A	28,316	1,285,830
Oportun Financial Corp.*	12,128	127,950
PRA Group, Inc.*	72,743	2,016,436
Regional Management Corp.*	12,322	168,319
World Acceptance Corp.*	9,175	501,047

		14,314,533

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	51,594	531,934
Cannae Holdings, Inc.*	119,756	4,010,628
FGL Holdings	238,042	2,332,812
GWG Holdings, Inc.(x)*	2,894	29,403
Marlin Business Services Corp.	14,851	165,886
On Deck Capital, Inc.*	111,039	171,000

		7,241,663

Insurance (2.0%)
Ambac Financial Group, Inc.*	72,247	891,528
American Equity Investment Life Holding Co.	141,839	2,666,573
AMERISAFE, Inc.	29,114	1,876,980
Argo Group International Holdings Ltd.	53,718	1,990,789
Benefytt Technologies, Inc., Class A(x)*	15,757	352,799
BRP Group, Inc., Class A*	29,055	306,530
Citizens, Inc.(x)*	84,487	550,855
CNO Financial Group, Inc.	239,862	2,971,890
Crawford & Co., Class A	28,875	207,900
Donegal Group, Inc., Class A	20,799	316,145
eHealth, Inc.*	37,205	5,239,208
Employers Holdings, Inc.	47,808	1,936,702
Enstar Group Ltd.*	18,861	2,999,842
FBL Financial Group, Inc., Class A	17,269	805,944
FedNat Holding Co.	20,719	237,854
Genworth Financial, Inc., Class A*	828,097	2,749,282
Global Indemnity Ltd.	13,862	353,481
Goosehead Insurance, Inc., Class A*	18,902	843,596
Greenlight Capital Re Ltd., Class A(x)*	50,222	298,821
Hallmark Financial Services, Inc.*	23,630	95,465
HCI Group, Inc.	10,554	424,799
Heritage Insurance Holdings, Inc.	45,913	491,728
Horace Mann Educators Corp.	62,399	2,283,179
Independence Holding Co.	8,714	222,730
Investors Title Co.	2,564	328,192
James River Group Holdings Ltd.	48,282	1,749,740
Kinsale Capital Group, Inc.	33,762	3,529,142
MBIA, Inc.*	123,287	880,269
National General Holdings Corp.	110,077	1,821,774
National Western Life Group, Inc., Class A	3,667	630,724
NI Holdings, Inc.*	17,954	243,456
Palomar Holdings, Inc.*	30,048	1,747,592
ProAssurance Corp.	82,367	2,059,175
ProSight Global, Inc.*	15,210	148,298
Protective Insurance Corp., Class B	16,775	230,656
RLI Corp.	65,793	5,785,178
Safety Insurance Group, Inc.	24,813	2,094,962
Selective Insurance Group, Inc.	95,842	4,763,347
State Auto Financial Corp.	27,424	762,113
Stewart Information Services Corp.	36,521	974,015
Third Point Reinsurance Ltd.*	124,121	919,737
Tiptree, Inc.	41,831	218,358
Trupanion, Inc.(x)*	47,850	1,245,536
United Fire Group, Inc.	34,306	1,118,719
United Insurance Holdings Corp.	35,729	330,136
Universal Insurance Holdings, Inc.	47,901	858,386
Watford Holdings Ltd.*	28,372	415,650

		63,969,775

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	53,184	145,724
Anworth Mortgage Asset Corp. (REIT)	162,375	183,484
Apollo Commercial Real Estate Finance, Inc. (REIT)	250,983	1,862,294
Ares Commercial Real Estate Corp. (REIT)(x)	44,557	311,453
Arlington Asset Investment Corp. (REIT), Class A(x)	60,537	132,576
ARMOUR Residential REIT, Inc. (REIT)	99,493	876,533
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	207,252	3,859,032
Capstead Mortgage Corp. (REIT)	157,877	663,083
Cherry Hill Mortgage Investment Corp. (REIT)	26,298	163,048
Colony Credit Real Estate, Inc. (REIT)	135,556	534,091
Dynex Capital, Inc. (REIT)	39,675	414,207
Ellington Financial, Inc. (REIT)	59,305	338,632
Exantas Capital Corp. (REIT)	50,018	138,050
Granite Point Mortgage Trust, Inc. (REIT)	89,662	454,586
Great Ajax Corp. (REIT)	26,752	170,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT)	261,825	$892,823
KKR Real Estate Finance Trust, Inc. (REIT)	42,234	633,932
Ladder Capital Corp. (REIT)	172,939	819,731
New York Mortgage Trust, Inc. (REIT)	601,630	932,527
Orchid Island Capital, Inc. (REIT)(x)	106,913	315,393
PennyMac Mortgage Investment Trust (REIT)‡	157,851	1,676,378
Ready Capital Corp. (REIT)	52,998	382,646
Redwood Trust, Inc. (REIT)	186,757	944,990
TPG RE Finance Trust, Inc. (REIT)	78,707	432,101
Western Asset Mortgage Capital Corp. (REIT)	87,759	200,968

		17,478,425

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	93,704	1,698,854
Bridgewater Bancshares, Inc.*	39,131	381,527
Capitol Federal Financial, Inc.	216,328	2,511,568
Columbia Financial, Inc.*	83,404	1,201,018
ESSA Bancorp, Inc.	16,295	222,427
Essent Group Ltd.	157,310	4,143,545
Federal Agricultural Mortgage Corp., Class C	15,152	842,906
First Defiance Financial Corp.	59,404	875,615
Flagstar Bancorp, Inc.	56,142	1,113,296
FS Bancorp, Inc.	5,173	186,228
Greene County Bancorp, Inc.	5,642	131,797
Hingham Institution for Savings	2,359	342,031
Home Bancorp, Inc.	13,455	328,571
HomeStreet, Inc.	35,697	793,544
Kearny Financial Corp.	125,940	1,081,825
Luther Burbank Corp.	34,499	316,356
Merchants Bancorp	14,479	219,791
Meridian Bancorp, Inc.	78,534	881,152
Meta Financial Group, Inc.	56,760	1,232,827
MMA Capital Holdings, Inc.*	8,377	207,163
Mr Cooper Group, Inc.*	127,718	936,173
NMI Holdings, Inc., Class A*	107,084	1,243,245
Northfield Bancorp, Inc.	74,123	829,436
Northwest Bancshares, Inc.	160,712	1,859,438
OceanFirst Financial Corp.	86,635	1,378,363
Ocwen Financial Corp.*	225,287	112,644
OP Bancorp	21,759	162,322
PCSB Financial Corp.	27,765	388,432
PDL Community Bancorp*	14,808	152,078
PennyMac Financial Services, Inc.‡	12,395	274,053
Pioneer Bancorp, Inc.*	18,430	191,303
Provident Bancorp, Inc.*	14,536	125,300
Provident Financial Holdings, Inc.	10,029	152,742
Provident Financial Services, Inc.	99,521	1,279,840
Prudential Bancorp, Inc.	14,649	216,805
Radian Group, Inc.	330,448	4,279,302
Riverview Bancorp, Inc.	36,722	183,977
Southern Missouri Bancorp, Inc.	13,302	322,840
Sterling Bancorp, Inc.	27,924	120,073
Territorial Bancorp, Inc.	13,415	329,338
Timberland Bancorp, Inc.	12,615	230,728
TrustCo Bank Corp.	159,779	864,404
Velocity Financial, Inc.*	9,483	71,407
Walker & Dunlop, Inc.	44,893	1,807,841
Washington Federal, Inc.	126,479	3,283,395
Waterstone Financial, Inc.	38,175	555,065
Western New England Bancorp, Inc.	41,251	278,857
WSFS Financial Corp.	83,629	2,084,035

		42,425,477

Total Financials		397,006,388

Health Care (16.1%)
Biotechnology (7.0%)
89bio, Inc.(x)*	4,918	124,180
Abeona Therapeutics, Inc.*	82,935	174,164
ACADIA Pharmaceuticals, Inc.*	183,925	7,770,831
Acceleron Pharma, Inc.*	73,596	6,614,073
Acorda Therapeutics, Inc.(x)*	74,698	69,663
Adamas Pharmaceuticals, Inc.(x)*	37,174	107,433
ADMA Biologics, Inc.(x)*	109,820	316,282
Aduro Biotech, Inc.*	106,949	293,040
Adverum Biotechnologies, Inc.*	102,473	1,001,161
Aeglea BioTherapeutics, Inc.*	43,269	201,634
Affimed NV*	100,120	158,190
Agenus, Inc.*	174,616	427,809
AgeX Therapeutics, Inc.(x)*	33,843	31,474
Aimmune Therapeutics, Inc.(x)*	74,363	1,072,314
Akcea Therapeutics, Inc.(x)*	20,844	298,069
Akebia Therapeutics, Inc.*	197,333	1,495,784
Akero Therapeutics, Inc.(x)*	13,210	280,052
Albireo Pharma, Inc.*	20,239	331,312
Aldeyra Therapeutics, Inc.(x)*	36,719	90,696
Alector, Inc.*	56,294	1,358,374
Allakos, Inc.(x)*	31,851	1,417,051
Allogene Therapeutics, Inc.(x)*	62,881	1,222,407
AMAG Pharmaceuticals, Inc.(x)*	56,385	348,459
Amicus Therapeutics, Inc.*	417,422	3,856,979
AnaptysBio, Inc.*	41,369	584,544
Anavex Life Sciences Corp.(x)*	72,081	227,055
Anika Therapeutics, Inc.*	21,386	618,269
Apellis Pharmaceuticals, Inc.*	92,461	2,477,030
Applied Therapeutics, Inc.(x)*	13,044	426,408
Aprea Therapeutics, Inc.*	10,781	374,748
Arcus Biosciences, Inc.*	52,212	724,703
Arcutis Biotherapeutics, Inc.*	16,616	495,157
Ardelyx, Inc.*	100,243	569,881
Arena Pharmaceuticals, Inc.*	82,473	3,463,866
Arrowhead Pharmaceuticals, Inc.*	163,419	4,701,565
Assembly Biosciences, Inc.*	45,580	675,951
Atara Biotherapeutics, Inc.*	86,917	739,664
Athenex, Inc.*	115,274	892,221
Athersys, Inc.(x)*	210,915	632,745
Atreca, Inc., Class A(x)*	27,281	451,501
Avid Bioservices, Inc.*	93,776	479,195
Avrobio, Inc.*	38,899	605,268
Beam Therapeutics, Inc.*	19,608	352,944
Beyondspring, Inc.(x)*	21,748	278,592
BioCryst Pharmaceuticals, Inc.(x)*	247,993	495,986
Biohaven Pharmaceutical Holding Co. Ltd.*	69,774	2,374,409
BioSpecifics Technologies Corp.*	10,218	578,032
Bioxcel Therapeutics, Inc.(x)*	12,175	272,111
Black Diamond Therapeutics, Inc.*	19,190	478,791
Blueprint Medicines Corp.*	87,452	5,114,193
Bridgebio Pharma, Inc.(x)*	121,792	3,531,968
Cabaletta Bio, Inc.*	8,857	64,656
Calithera Biosciences, Inc.*	91,678	407,050
Calyxt, Inc.(x)*	14,837	49,407
CareDx, Inc.*	69,025	1,506,816
CASI Pharmaceuticals, Inc.(x)*	83,461	170,260
Castle Biosciences, Inc.(x)*	15,142	451,383
Catalyst Pharmaceuticals, Inc.*	161,634	622,291
Celcuity, Inc.*	9,538	61,997
Cellular Biomedicine Group, Inc.(x)*	19,716	311,907
CEL-SCI Corp.(x)*	52,989	611,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Centogene NV*	3,016	$60,320
Checkpoint Therapeutics, Inc.(x)*	36,679	55,385
ChemoCentryx, Inc.*	66,619	2,676,751
Chimerix, Inc.*	79,189	114,032
Clovis Oncology, Inc.(x)*	81,501	518,346
Coherus Biosciences, Inc.*	103,859	1,684,593
Concert Pharmaceuticals, Inc.*	42,566	376,283
Constellation Pharmaceuticals, Inc.*	30,755	966,630
Corbus Pharmaceuticals Holdings, Inc.(x)*	109,906	575,907
Cortexyme, Inc.(x)*	19,068	869,692
Crinetics Pharmaceuticals, Inc.(x)*	18,393	270,377
Cue Biopharma, Inc.*	33,628	477,181
Cyclerion Therapeutics, Inc.(x)*	39,284	104,103
Cytokinetics, Inc.*	91,714	1,081,308
CytomX Therapeutics, Inc.*	75,224	576,968
Deciphera Pharmaceuticals, Inc.*	34,179	1,407,149
Denali Therapeutics, Inc.(x)*	84,788	1,484,638
Dicerna Pharmaceuticals, Inc.*	86,693	1,592,550
Dynavax Technologies Corp.(x)*	140,692	496,643
Eagle Pharmaceuticals, Inc.*	15,496	712,816
Editas Medicine, Inc.*	83,957	1,664,867
Eidos Therapeutics, Inc.(x)*	18,588	910,626
Eiger BioPharmaceuticals, Inc.*	38,953	264,880
Emergent BioSolutions, Inc.*	74,720	4,323,299
Enanta Pharmaceuticals, Inc.*	30,757	1,581,833
Enochian Biosciences, Inc.(x)*	6,390	19,170
Epizyme, Inc.*	125,990	1,954,105
Esperion Therapeutics, Inc.(x)*	41,815	1,318,427
Evelo Biosciences, Inc.(x)*	22,411	84,153
Fate Therapeutics, Inc.*	99,177	2,202,721
FibroGen, Inc.*	128,239	4,456,305
Five Prime Therapeutics, Inc.*	56,102	127,352
Flexion Therapeutics, Inc.(x)*	56,323	443,262
Forty Seven, Inc.*	41,300	3,940,846
Frequency Therapeutics, Inc.(x)*	9,624	171,403
G1 Therapeutics, Inc.*	56,755	625,440
Galectin Therapeutics, Inc.(x)*	54,459	106,740
Geron Corp.(x)*	288,241	343,007
Global Blood Therapeutics, Inc.*	94,617	4,833,983
GlycoMimetics, Inc.*	56,410	128,615
Gossamer Bio, Inc.*	72,395	734,809
Gritstone Oncology, Inc.(x)*	41,503	241,547
Halozyme Therapeutics, Inc.*	220,539	3,967,497
Harpoon Therapeutics, Inc.(x)*	13,104	151,744
Heron Therapeutics, Inc.*	140,329	1,647,462
Homology Medicines, Inc.*	40,712	632,665
Hookipa Pharma, Inc.*	16,686	137,660
IGM Biosciences, Inc.*	8,288	465,371
ImmunoGen, Inc.*	272,471	929,126
Immunomedics, Inc.*	309,730	4,175,160
Inovio Pharmaceuticals, Inc.(x)*	152,221	1,132,524
Insmed, Inc.*	145,967	2,339,851
Intellia Therapeutics, Inc.(x)*	60,694	742,288
Intercept Pharmaceuticals, Inc.*	41,529	2,614,666
Invitae Corp.(x)*	140,825	1,925,078
Iovance Biotherapeutics, Inc.*	192,592	5,765,242
Ironwood Pharmaceuticals, Inc.(x)*	253,730	2,560,136
Jounce Therapeutics, Inc.*	26,041	123,695
Kadmon Holdings, Inc.*	262,038	1,097,939
KalVista Pharmaceuticals, Inc.*	19,452	148,808
Karuna Therapeutics, Inc.*	17,091	1,230,552
Karyopharm Therapeutics, Inc.(x)*	96,662	1,856,877
Kezar Life Sciences, Inc.*	44,957	196,013
Kindred Biosciences, Inc.*	61,267	245,068
Kiniksa Pharmaceuticals Ltd., Class A*	23,276	360,312
Kodiak Sciences, Inc.(x)*	45,775	2,183,468
Krystal Biotech, Inc.*	17,721	766,256
Kura Oncology, Inc.*	57,934	576,443
La Jolla Pharmaceutical Co.(x)*	34,433	144,619
Lexicon Pharmaceuticals, Inc.(x)*	65,744	128,201
Ligand Pharmaceuticals, Inc.(x)*	28,054	2,040,087
Lineage Cell Therapeutics, Inc.(x)*	200,068	165,676
LogicBio Therapeutics, Inc.(x)*	13,220	65,307
MacroGenics, Inc.*	79,867	464,826
Madrigal Pharmaceuticals, Inc.(x)*	14,615	975,697
Magenta Therapeutics, Inc.(x)*	32,374	203,309
MannKind Corp.(x)*	312,114	321,477
Marker Therapeutics, Inc.(x)*	45,142	85,770
MediciNova, Inc.(x)*	68,592	255,162
MEI Pharma, Inc.*	162,474	261,583
MeiraGTx Holdings plc*	26,124	351,107
Mersana Therapeutics, Inc.*	57,144	333,150
Millendo Therapeutics, Inc.*	14,943	78,899
Minerva Neurosciences, Inc.*	49,214	296,268
Mirati Therapeutics, Inc.*	48,544	3,731,577
Mirum Pharmaceuticals, Inc.(x)*	7,303	102,242
Molecular Templates, Inc.*	32,540	432,457
Momenta Pharmaceuticals, Inc.*	185,112	5,035,046
Morphic Holding, Inc.(x)*	16,528	242,631
Mustang Bio, Inc.*	46,866	125,601
Myriad Genetics, Inc.*	117,820	1,686,004
Natera, Inc.*	100,966	3,014,845
Neon Therapeutics, Inc.(x)*	27,528	72,674
NextCure, Inc.*	23,459	869,625
Novavax, Inc.(x)*	51,971	705,766
Oncocyte Corp.(x)*	34,203	83,797
OPKO Health, Inc.(x)*	624,884	837,345
Organogenesis Holdings, Inc.*	16,763	54,145
Oyster Point Pharma, Inc.*	9,416	329,560
Palatin Technologies, Inc.(x)*	347,851	147,350
PDL BioPharma, Inc.*	190,191	536,339
Pfenex, Inc.*	49,681	438,186
PhaseBio Pharmaceuticals, Inc.(x)*	23,085	76,411
Pieris Pharmaceuticals, Inc.*	78,651	179,324
PolarityTE, Inc.(x)*	22,570	24,376
Portola Pharmaceuticals, Inc.(x)*	126,151	899,457
Precigen, Inc.(x)*	120,096	408,326
Precision BioSciences, Inc.(x)*	60,197	362,988
Prevail Therapeutics, Inc.*	22,070	269,033
Principia Biopharma, Inc.*	30,014	1,782,231
Progenics Pharmaceuticals, Inc.*	141,975	539,505
Protagonist Therapeutics, Inc.*	25,275	178,442
Prothena Corp. plc*	66,366	710,116
PTC Therapeutics, Inc.*	98,984	4,415,676
Puma Biotechnology, Inc.(x)*	51,413	433,926
Ra Pharmaceuticals, Inc.*	56,904	2,731,961
Radius Health, Inc.*	75,405	980,265
RAPT Therapeutics, Inc.*	3,291	70,000
REGENXBIO, Inc.*	54,328	1,759,141
Replimune Group, Inc.*	22,506	224,385
Retrophin, Inc.*	67,430	983,804
REVOLUTION Medicines, Inc.*	22,797	499,482
Rhythm Pharmaceuticals, Inc.*	49,026	746,176
Rigel Pharmaceuticals, Inc.*	278,079	433,803
Rocket Pharmaceuticals, Inc.*	49,307	687,833
Rubius Therapeutics, Inc.(x)*	58,325	259,546
Sangamo Therapeutics, Inc.*	192,768	1,227,932
Savara, Inc.(x)*	51,764	109,740
Scholar Rock Holding Corp.(x)*	28,594	346,273
Seres Therapeutics, Inc.*	61,584	219,855
Solid Biosciences, Inc.*	33,178	79,295
Sorrento Therapeutics, Inc.(x)*	194,766	358,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Pharmaceuticals, Inc.*	186,548	$434,657
Spero Therapeutics, Inc.*	18,781	151,751
SpringWorks Therapeutics, Inc.*	17,494	472,338
Stemline Therapeutics, Inc.*	75,667	366,228
Stoke Therapeutics, Inc.*	27,275	624,598
Sutro Biopharma, Inc.*	17,312	176,582
Syndax Pharmaceuticals, Inc.*	33,435	366,782
Synlogic, Inc.*	26,174	45,019
Syros Pharmaceuticals, Inc.*	57,872	343,181
TCR2 Therapeutics, Inc.(x)*	19,776	153,066
TG Therapeutics, Inc.*	144,283	1,419,745
Tocagen, Inc.(x)*	33,617	41,013
Translate Bio, Inc.*	55,710	555,429
Turning Point Therapeutics, Inc.*	44,895	2,005,011
Twist Bioscience Corp.*	42,581	1,302,127
Tyme Technologies, Inc.(x)*	99,067	108,974
Ultragenyx Pharmaceutical, Inc.*	89,234	3,964,667
UNITY Biotechnology, Inc.(x)*	44,288	256,870
UroGen Pharma Ltd.(x)*	31,267	557,803
Vanda Pharmaceuticals, Inc.*	87,316	904,594
VBI Vaccines, Inc.(x)*	232,708	221,073
Veracyte, Inc.*	78,196	1,900,945
Vericel Corp.*	73,726	676,067
Viela Bio, Inc.*	9,145	347,510
Viking Therapeutics, Inc.(x)*	108,611	508,299
Vir Biotechnology, Inc.(x)*	12,062	413,365
Voyager Therapeutics, Inc.*	40,427	369,907
X4 Pharmaceuticals, Inc.*	26,272	262,720
XBiotech, Inc.(x)*	18,573	197,245
Xencor, Inc.*	77,274	2,308,947
Y-mAbs Therapeutics, Inc.*	39,569	1,032,751
ZIOPHARM Oncology, Inc.(x)*	297,475	728,814

		220,318,528

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	145,432	276,321
Alphatec Holdings, Inc.*	64,447	222,342
AngioDynamics, Inc.*	61,229	638,618
Antares Pharma, Inc.*	270,394	638,130
Apyx Medical Corp.*	55,597	199,593
AtriCure, Inc.*	62,167	2,088,190
Atrion Corp.	2,266	1,472,900
Avanos Medical, Inc.*	76,399	2,057,425
Axogen, Inc.*	56,851	591,250
Axonics Modulation Technologies, Inc.(x)*	30,176	766,772
BioLife Solutions, Inc.(x)*	11,130	105,735
BioSig Technologies, Inc.(x)*	26,341	110,369
Cardiovascular Systems, Inc.*	56,074	1,974,366
Cerus Corp.*	251,313	1,168,605
Conformis, Inc.(x)*	106,547	67,125
CONMED Corp.	44,843	2,568,159
CryoLife, Inc.*	60,105	1,016,977
CryoPort, Inc.(x)*	53,205	908,209
Cutera, Inc.*	23,159	302,457
CytoSorbents Corp.(x)*	50,585	391,022
ElectroCore, Inc.*	18,844	17,902
GenMark Diagnostics, Inc.*	90,908	374,541
Glaukos Corp.(x)*	63,377	1,955,814
Globus Medical, Inc., Class A*	124,043	5,275,549
Haemonetics Corp.*	82,584	8,230,321
Heska Corp.*	11,615	642,309
Inogen, Inc.*	29,454	1,521,594
Integer Holdings Corp.*	53,352	3,353,707
IntriCon Corp.(x)*	13,670	160,896
Invacare Corp.	56,051	416,459
iRadimed Corp.*	7,529	160,744
iRhythm Technologies, Inc.*	43,286	3,521,316
Lantheus Holdings, Inc.*	64,056	817,355
LeMaitre Vascular, Inc.	27,112	675,631
LivaNova plc*	79,155	3,581,764
Meridian Bioscience, Inc.*	70,586	592,922
Merit Medical Systems, Inc.*	86,720	2,710,000
Mesa Laboratories, Inc.	6,480	1,465,063
Misonix, Inc.*	12,254	115,433
Natus Medical, Inc.*	54,542	1,261,556
Neogen Corp.*	84,820	5,682,092
Neuronetics, Inc.*	21,667	40,951
Nevro Corp.*	48,857	4,884,723
Novocure Ltd.*	141,918	9,556,758
NuVasive, Inc.*	84,407	4,276,059
OraSure Technologies, Inc.*	102,294	1,100,683
Orthofix Medical, Inc.*	30,333	849,627
OrthoPediatrics Corp.*	16,042	635,905
Pulse Biosciences, Inc.(x)*	18,797	134,586
Quidel Corp.*	58,110	5,683,739
Rockwell Medical, Inc.(x)*	114,048	233,798
RTI Surgical Holdings, Inc.*	93,759	160,328
SeaSpine Holdings Corp.*	32,580	266,179
Senseonics Holdings, Inc.(x)*	179,110	113,466
Shockwave Medical, Inc.*	42,471	1,409,188
SI-BONE, Inc.*	26,812	320,403
Sientra, Inc.*	65,082	129,513
Silk Road Medical, Inc.*	26,899	846,780
Soliton, Inc.(x)*	8,557	69,312
STAAR Surgical Co.*	72,473	2,337,979
Surmodics, Inc.*	21,926	730,574
Tactile Systems Technology, Inc.*	30,451	1,222,912
Tandem Diabetes Care, Inc.*	91,578	5,893,044
TransEnterix, Inc.(x)*	23,590	8,299
TransMedics Group, Inc.(x)*	23,832	287,891
Utah Medical Products, Inc.	5,833	548,594
Vapotherm, Inc.*	24,746	465,967
Varex Imaging Corp.*	60,938	1,383,902
ViewRay, Inc.(x)*	163,300	408,250
Wright Medical Group NV*	206,058	5,903,562
Zynex, Inc.(x)*	26,036	288,219

		110,288,724

Health Care Providers & Services (1.9%)
1Life Healthcare, Inc.*	30,863	560,163
Addus HomeCare Corp.*	20,828	1,407,973
Amedisys, Inc.*	51,404	9,434,690
American Renal Associates Holdings, Inc.*	30,801	203,595
AMN Healthcare Services, Inc.*	75,168	4,345,462
Apollo Medical Holdings, Inc.(x)*	10,592	136,849
Avalon GloboCare Corp.(x)*	34,487	53,455
BioTelemetry, Inc.*	53,569	2,062,942
Brookdale Senior Living, Inc.*	295,752	922,746
Catasys, Inc.(x)*	11,931	181,709
Community Health Systems, Inc.*	144,106	481,314
CorVel Corp.*	14,445	787,397
Cross Country Healthcare, Inc.*	59,648	402,027
Ensign Group, Inc. (The)	82,726	3,111,325
Enzo Biochem, Inc.*	72,870	184,361
Exagen, Inc.(x)*	4,804	76,576
Genesis Healthcare, Inc.*	129,678	109,267
Hanger, Inc.*	60,766	946,734
HealthEquity, Inc.*	113,132	5,723,348
Joint Corp. (The)*	21,857	237,148
LHC Group, Inc.*	49,261	6,906,392
Magellan Health, Inc.*	35,296	1,698,091
National HealthCare Corp.	19,522	1,400,313
National Research Corp.	20,186	918,059
Option Care Health, Inc.*	51,616	488,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Owens & Minor, Inc.	103,436	$946,439
Patterson Cos., Inc.	136,635	2,089,149
Pennant Group, Inc. (The)*	42,510	601,942
PetIQ, Inc.(x)*	31,602	734,114
Progyny, Inc.(x)*	19,440	411,934
Providence Service Corp. (The)*	18,767	1,029,933
R1 RCM, Inc.*	171,836	1,561,989
RadNet, Inc.*	70,519	741,155
Select Medical Holdings Corp.*	180,737	2,711,055
Surgery Partners, Inc.*	39,820	260,025
Tenet Healthcare Corp.*	169,434	2,439,850
Tivity Health, Inc.(x)*	79,648	500,986
Triple-S Management Corp., Class B*	38,844	547,700
US Physical Therapy, Inc.	20,245	1,396,905

		58,753,916

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	266,590	1,876,794
Castlight Health, Inc., Class B*	167,993	121,476
Computer Programs & Systems, Inc.	21,298	473,880
Evolent Health, Inc., Class A*	121,429	659,359
Health Catalyst, Inc.*	30,368	794,123
HealthStream, Inc.*	44,133	1,056,985
HMS Holdings Corp.*	142,339	3,596,906
Inovalon Holdings, Inc., Class A*	118,080	1,967,213
Inspire Medical Systems, Inc.*	22,642	1,364,860
Livongo Health, Inc.(x)*	83,760	2,389,673
NextGen Healthcare, Inc.*	90,721	947,127
Omnicell, Inc.*	67,598	4,433,077
OptimizeRx Corp.(x)*	20,033	181,499
Phreesia, Inc.*	43,554	915,941
Schrodinger, Inc.*	22,502	970,286
Simulations Plus, Inc.	20,042	699,867
Tabula Rasa HealthCare, Inc.(x)*	31,720	1,658,639
Teladoc Health, Inc.(x)*	118,009	18,292,575
Vocera Communications, Inc.(x)*	51,719	1,098,512

		43,498,792

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	45,591	379,773
ChromaDex Corp.(x)*	62,905	205,070
Codexis, Inc.(x)*	88,624	989,044
Fluidigm Corp.*	115,864	294,295
Luminex Corp.	68,772	1,893,293
Medpace Holdings, Inc.*	45,125	3,311,272
NanoString Technologies, Inc.*	55,459	1,333,789
NeoGenomics, Inc.*	155,355	4,289,352
Pacific Biosciences of California, Inc.*	238,821	730,792
Personalis, Inc.*	27,963	225,661
Quanterix Corp.*	21,941	403,056
Repligen Corp.*	85,446	8,248,957
Syneos Health, Inc.*	101,792	4,012,641

		26,316,995

Pharmaceuticals (1.5%)
AcelRx Pharmaceuticals, Inc.(x)*	130,385	153,854
Acer Therapeutics, Inc.(x)*	7,986	15,892
Aclaris Therapeutics, Inc.(x)*	52,104	54,188
Aerie Pharmaceuticals, Inc.(x)*	70,740	954,990
Akorn, Inc.*	156,245	87,685
Amneal Pharmaceuticals, Inc.*	197,962	688,908
Amphastar Pharmaceuticals, Inc.*	60,222	893,694
ANI Pharmaceuticals, Inc.*	15,306	623,566
Arvinas, Inc.*	34,337	1,383,781
Assertio Therapeutics, Inc.*	102,614	66,699
Axsome Therapeutics, Inc.*	44,107	2,594,815
Baudax Bio, Inc.(x)*	12,641	31,350
BioDelivery Sciences International, Inc.*	136,197	516,187
Cara Therapeutics, Inc.(x)*	67,223	888,016
cbdMD, Inc.(x)*	15,015	13,964
Cerecor, Inc.*	34,138	84,662
Chiasma, Inc.(x)*	57,832	211,087
Collegium Pharmaceutical, Inc.*	53,748	877,705
Corcept Therapeutics, Inc.*	153,785	1,828,504
CorMedix, Inc.(x)*	39,236	140,857
Cymabay Therapeutics, Inc.*	115,143	170,412
Eloxx Pharmaceuticals, Inc.*	37,882	74,249
Endo International plc*	360,276	1,333,021
Evofem Biosciences, Inc.(x)*	22,513	119,769
Evolus, Inc.(x)*	25,504	105,842
EyePoint Pharmaceuticals, Inc.(x)*	98,498	100,468
Fulcrum Therapeutics, Inc.*	18,987	226,705
Innoviva, Inc.*	99,951	1,175,424
Intersect ENT, Inc.*	51,335	608,320
Intra-Cellular Therapies, Inc.*	85,489	1,313,966
Kala Pharmaceuticals, Inc.(x)*	41,510	364,873
Kaleido Biosciences, Inc.(x)*	19,009	116,905
Lannett Co., Inc.(x)*	52,815	367,064
Liquidia Technologies, Inc.*	21,358	100,596
Mallinckrodt plc(x)*	140,923	279,028
Marinus Pharmaceuticals, Inc.(x)*	124,789	253,322
Menlo Therapeutics, Inc.*	69,851	187,201
MyoKardia, Inc.*	73,144	3,428,991
NGM Biopharmaceuticals, Inc.(x)*	40,913	504,457
Ocular Therapeutix, Inc.*	71,722	355,024
Odonate Therapeutics, Inc.*	15,956	440,545
Omeros Corp.(x)*	83,523	1,116,702
Optinose, Inc.(x)*	41,335	185,594
Osmotica Pharmaceuticals plc(x)*	13,785	43,836
Pacira BioSciences, Inc.*	66,664	2,235,244
Paratek Pharmaceuticals, Inc.(x)*	52,743	166,140
Phathom Pharmaceuticals, Inc.*	17,966	463,882
Phibro Animal Health Corp., Class A	34,214	826,952
Prestige Consumer Healthcare, Inc.*	82,172	3,014,069
Reata Pharmaceuticals, Inc., Class A*	37,066	5,350,106
Recro Pharma, Inc.*	31,604	258,205
resTORbio, Inc.*	24,909	25,656
Revance Therapeutics, Inc.*	83,743	1,239,396
Satsuma Pharmaceuticals, Inc.*	2,524	54,316
SIGA Technologies, Inc.*	91,777	438,694
Strongbridge Biopharma plc*	57,586	108,838
Supernus Pharmaceuticals, Inc.*	79,757	1,434,828
TherapeuticsMD, Inc.(x)*	365,601	387,537
Theravance Biopharma, Inc.(x)*	79,754	1,843,115
Tricida, Inc.*	36,615	805,530
Verrica Pharmaceuticals, Inc.(x)*	21,537	235,399
WaVe Life Sciences Ltd.(x)*	37,669	352,959
Xeris Pharmaceuticals, Inc.*	44,488	86,752
Zogenix, Inc.*	69,606	1,721,356
Zynerba Pharmaceuticals, Inc.(x)*	34,690	132,863

		46,264,555

Total Health Care		505,441,510

Industrials (11.5%)
Aerospace & Defense (1.0%)
AAR Corp.	56,143	997,100
Aerojet Rocketdyne Holdings, Inc.*	119,206	4,986,387
AeroVironment, Inc.*	34,179	2,083,552
Astronics Corp.*	37,035	339,981
Axon Enterprise, Inc.*	95,173	6,735,393
Cubic Corp.	50,984	2,106,149
Ducommun, Inc.*	18,069	449,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	145,701	$2,016,502
Maxar Technologies, Inc.(x)	98,099	1,047,697
Mercury Systems, Inc.*	88,582	6,319,440
Moog, Inc., Class A	49,898	2,521,346
National Presto Industries, Inc.	8,422	596,362
Park Aerospace Corp.	30,950	389,970
Parsons Corp.*	31,379	1,002,873
Triumph Group, Inc.	79,332	536,284
Vectrus, Inc.*	18,932	783,974

		32,912,025

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	93,740	1,713,567
Atlas Air Worldwide Holdings, Inc.(x)*	37,093	952,177
Echo Global Logistics, Inc.*	41,824	714,354
Forward Air Corp.	45,979	2,328,837
Hub Group, Inc., Class A*	52,522	2,388,175
Radiant Logistics, Inc.*	64,825	250,873

		8,347,983

Airlines (0.2%)
Allegiant Travel Co.	21,185	1,732,933
Hawaiian Holdings, Inc.	75,602	789,285
Mesa Air Group, Inc.*	34,893	114,798
SkyWest, Inc.	80,531	2,109,107
Spirit Airlines, Inc.(x)*	112,698	1,452,677

		6,198,800

Building Products (1.2%)
AAON, Inc.	66,864	3,230,868
Advanced Drainage Systems, Inc.	70,827	2,085,147
American Woodmark Corp.*	27,458	1,251,261
Apogee Enterprises, Inc.	41,791	870,089
Armstrong Flooring, Inc.*	35,676	51,017
Builders FirstSource, Inc.*	187,370	2,291,535
Caesarstone Ltd.	37,731	398,817
Cornerstone Building Brands, Inc.*	76,810	350,254
CSW Industrials, Inc.	24,402	1,582,470
Gibraltar Industries, Inc.*	52,232	2,241,797
Griffon Corp.	61,257	774,901
Insteel Industries, Inc.	30,713	406,947
JELD-WEN Holding, Inc.*	109,000	1,060,570
Masonite International Corp.*	40,280	1,911,286
Patrick Industries, Inc.	37,797	1,064,364
PGT Innovations, Inc.*	94,996	797,016
Quanex Building Products Corp.	55,185	556,265
Simpson Manufacturing Co., Inc.	72,926	4,519,953
Trex Co., Inc.*	96,071	7,699,130
Universal Forest Products, Inc.	97,933	3,642,128

		36,785,815

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	107,886	2,628,103
ACCO Brands Corp.	162,734	821,807
Advanced Disposal Services, Inc.*	118,769	3,895,623
Brady Corp., Class A	79,065	3,568,203
BrightView Holdings, Inc.*	52,311	578,560
Brink’s Co. (The)	81,412	4,237,495
Casella Waste Systems, Inc., Class A*	74,872	2,924,500
CECO Environmental Corp.*	51,234	239,263
Charah Solutions, Inc.*	15,573	26,630
Cimpress plc(x)*	30,539	1,624,675
CompX International, Inc.	2,589	39,353
Covanta Holding Corp.	191,605	1,638,223
Deluxe Corp.	68,724	1,782,013
Ennis, Inc.	42,772	803,258
Harsco Corp.*	128,195	893,519
Healthcare Services Group, Inc.(x)	120,701	2,885,961
Heritage-Crystal Clean, Inc.*	25,080	407,299
Herman Miller, Inc.	96,601	2,144,542
HNI Corp.	68,817	1,733,500
Interface, Inc.	97,696	738,582
Kimball International, Inc., Class B	59,811	712,349
Knoll, Inc.	82,503	851,431
Matthews International Corp., Class A	50,567	1,223,216
McGrath RentCorp	39,278	2,057,382
Mobile Mini, Inc.	71,785	1,882,921
MSA Safety, Inc.	57,700	5,839,240
NL Industries, Inc.	13,377	39,863
PICO Holdings, Inc.*	28,690	223,208
Pitney Bowes, Inc.	275,412	561,840
Quad/Graphics, Inc.	52,103	131,300
RR Donnelley & Sons Co.	117,846	112,955
SP Plus Corp.*	37,309	774,162
Steelcase, Inc., Class A	141,228	1,393,920
Team, Inc.*	49,783	323,589
Tetra Tech, Inc.	89,294	6,305,942
UniFirst Corp.	24,827	3,751,111
US Ecology, Inc.	38,617	1,173,957
Viad Corp.	33,664	714,687
VSE Corp.	14,617	239,573

		61,923,755

Construction & Engineering (0.8%)
Aegion Corp.*	48,017	860,945
Ameresco, Inc., Class A*	36,451	620,761
Arcosa, Inc.	79,500	3,159,330
Argan, Inc.	24,728	854,847
Comfort Systems USA, Inc.	59,098	2,160,032
Concrete Pumping Holdings, Inc.*	35,969	102,871
Construction Partners, Inc., Class A*	29,452	497,444
Dycom Industries, Inc.*	48,880	1,253,772
EMCOR Group, Inc.	91,478	5,609,431
Granite Construction, Inc.	75,064	1,139,471
Great Lakes Dredge & Dock Corp.*	102,166	847,978
IES Holdings, Inc.*	14,551	256,825
MasTec, Inc.*	98,809	3,234,019
MYR Group, Inc.*	26,984	706,711
Northwest Pipe Co.*	16,160	359,560
NV5 Global, Inc.(x)*	17,091	705,687
Primoris Services Corp.	74,381	1,182,658
Sterling Construction Co., Inc.*	43,758	415,701
Tutor Perini Corp.*	66,852	449,245
WillScot Corp.*	86,592	877,177

		25,294,465

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	11,852	280,892
American Superconductor Corp.(x)*	35,022	191,921
Atkore International Group, Inc.*	77,660	1,636,296
AZZ, Inc.	43,510	1,223,501
Bloom Energy Corp., Class A(x)*	91,940	480,846
Encore Wire Corp.	32,343	1,358,083
Energous Corp.(x)*	45,304	33,661
EnerSys	70,072	3,469,965
Generac Holdings, Inc.*	100,103	9,326,597
Plug Power, Inc.(x)*	484,723	1,715,919
Powell Industries, Inc.	14,848	381,148
Preformed Line Products Co.	5,099	254,083
Sunrun, Inc.*	184,846	1,866,945
Thermon Group Holdings, Inc.*	54,274	817,909
TPI Composites, Inc.*	48,398	715,322
Vicor Corp.*	29,801	1,327,337
Vivint Solar, Inc.(x)*	72,787	318,079

		25,398,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.0%)
Raven Industries, Inc.	57,644	$1,223,782

Machinery (2.7%)
Alamo Group, Inc.	15,573	1,382,571
Albany International Corp., Class A	50,342	2,382,687
Altra Industrial Motion Corp.	103,519	1,810,547
Astec Industries, Inc.	37,388	1,307,458
Barnes Group, Inc.	77,586	3,245,422
Blue Bird Corp.*	25,253	276,015
Briggs & Stratton Corp.(x)	68,163	123,375
Chart Industries, Inc.*	59,207	1,715,819
CIRCOR International, Inc.*	32,762	381,022
Columbus McKinnon Corp.	38,174	954,350
Commercial Vehicle Group, Inc.*	50,713	76,577
Douglas Dynamics, Inc.	37,558	1,333,685
Eastern Co. (The)	8,700	169,650
Energy Recovery, Inc.(x)*	61,853	460,186
Enerpac Tool Group Corp.	89,518	1,481,523
EnPro Industries, Inc.	33,044	1,307,882
ESCO Technologies, Inc.	41,576	3,156,034
Evoqua Water Technologies Corp.*	123,462	1,384,009
Federal Signal Corp.	97,570	2,661,710
Franklin Electric Co., Inc.	75,902	3,577,261
Gencor Industries, Inc.*	14,453	151,757
Gorman-Rupp Co. (The)	29,441	918,854
Graham Corp.	15,818	204,052
Greenbrier Cos., Inc. (The)	53,942	956,931
Helios Technologies, Inc.	47,725	1,809,732
Hillenbrand, Inc.	119,726	2,287,964
Hurco Cos., Inc.	10,664	310,322
Hyster-Yale Materials Handling, Inc.	16,989	681,089
John Bean Technologies Corp.	50,749	3,769,128
Kadant, Inc.	18,408	1,374,157
Kennametal, Inc.	134,904	2,511,913
LB Foster Co., Class A*	16,524	204,237
Lindsay Corp.	17,530	1,605,397
Luxfer Holdings plc	45,601	644,798
Lydall, Inc.*	28,477	183,962
Manitowoc Co., Inc. (The)*	59,296	504,016
Mayville Engineering Co., Inc.*	10,033	61,502
Meritor, Inc.*	114,866	1,521,975
Miller Industries, Inc.	18,487	522,812
Mueller Industries, Inc.	89,606	2,145,168
Mueller Water Products, Inc., Class A	255,096	2,043,319
Navistar International Corp.*	80,872	1,333,579
NN, Inc.	69,881	120,894
Omega Flex, Inc.	4,823	407,061
Park-Ohio Holdings Corp.	14,624	276,979
Proto Labs, Inc.*	44,268	3,370,123
RBC Bearings, Inc.*	39,557	4,461,634
REV Group, Inc.	45,395	189,297
Rexnord Corp.	173,882	3,941,905
Spartan Motors, Inc.	53,457	690,130
SPX Corp.*	70,959	2,316,102
SPX FLOW, Inc.*	68,343	1,942,308
Standex International Corp.	19,718	966,576
Tennant Co.	28,894	1,674,407
Terex Corp.	98,598	1,415,867
Titan International, Inc.	82,703	128,190
TriMas Corp.*	72,519	1,675,189
Twin Disc, Inc.*	16,469	114,954
Wabash National Corp.	84,647	611,151
Watts Water Technologies, Inc., Class A	44,976	3,807,218
Welbilt, Inc.*	211,424	1,084,605

		84,129,037

Marine (0.1%)
Costamare, Inc.	83,027	375,282
Eagle Bulk Shipping, Inc.*	73,998	136,896
Genco Shipping & Trading Ltd.	25,294	162,387
Matson, Inc.	68,885	2,109,259
Safe Bulkers, Inc.*	84,566	100,634
Scorpio Bulkers, Inc.	90,007	227,718

		3,112,176

Professional Services (1.1%)
Acacia Research Corp.*	70,128	155,684
ASGN, Inc.*	84,111	2,970,801
Barrett Business Services, Inc.	12,135	481,031
BG Staffing, Inc.	16,566	123,914
CBIZ, Inc.*	82,511	1,726,130
CRA International, Inc.	13,009	434,631
Exponent, Inc.	84,992	6,111,775
Forrester Research, Inc.*	17,751	518,862
Franklin Covey Co.*	16,354	254,141
FTI Consulting, Inc.*	60,872	7,290,639
GP Strategies Corp.*	21,116	137,465
Heidrick & Struggles International, Inc.	31,541	709,672
Huron Consulting Group, Inc.*	36,165	1,640,444
ICF International, Inc.	29,394	2,019,368
InnerWorkings, Inc.*	73,409	85,889
Insperity, Inc.	60,300	2,249,190
Kelly Services, Inc., Class A	55,745	707,404
Kforce, Inc.	33,877	866,235
Korn Ferry	89,349	2,172,968
Mistras Group, Inc.*	29,882	127,297
Resources Connection, Inc.	51,305	562,816
TriNet Group, Inc.*	71,707	2,700,486
TrueBlue, Inc.*	62,170	793,289
Upwork, Inc.*	92,061	593,793
Willdan Group, Inc.*	16,578	354,272

		35,788,196

Road & Rail (0.4%)
ArcBest Corp.	42,674	747,648
Avis Budget Group, Inc.(x)*	92,631	1,287,571
Covenant Transportation Group, Inc., Class A*	20,736	179,781
Daseke, Inc.*	72,757	101,860
Heartland Express, Inc.	72,231	1,341,330
Hertz Global Holdings, Inc.*	163,882	1,012,791
Marten Transport Ltd.	65,669	1,347,528
PAM Transportation Services, Inc.*	3,209	98,677
Roadrunner Transportation Systems, Inc.(x)*	5,678	14,479
Saia, Inc.*	42,360	3,115,154
Universal Logistics Holdings, Inc.	13,910	182,221
US Xpress Enterprises, Inc., Class A(x)*	38,777	129,515
Werner Enterprises, Inc.	73,176	2,653,362
YRC Worldwide, Inc.(x)*	55,396	93,065

		12,304,982

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	62,408	2,853,294
Beacon Roofing Supply, Inc.*	87,526	1,447,680
BlueLinx Holdings, Inc.(x)*	14,922	73,864
BMC Stock Holdings, Inc.*	107,753	1,910,461
CAI International, Inc.*	28,285	399,950
DXP Enterprises, Inc.*	27,196	333,423
EVI Industries, Inc.(x)*	7,441	117,419
Foundation Building Materials, Inc.*	34,056	350,436
GATX Corp.	56,570	3,539,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
General Finance Corp.*	18,551	$115,758
GMS, Inc.*	66,536	1,046,611
H&E Equipment Services, Inc.	53,558	786,231
Herc Holdings, Inc.*	40,614	830,963
Kaman Corp.	44,988	1,730,688
Lawson Products, Inc.*	7,013	187,387
MRC Global, Inc.*	133,138	567,168
NOW, Inc.*	169,241	873,284
Rush Enterprises, Inc., Class A	44,339	1,415,301
Rush Enterprises, Inc., Class B	7,318	223,272
SiteOne Landscape Supply, Inc.*	66,638	4,905,890
Systemax, Inc.	20,692	366,869
Textainer Group Holdings Ltd.*	87,974	723,146
Titan Machinery, Inc.*	31,655	275,082
Transcat, Inc.*	11,297	299,371
Triton International Ltd.	87,652	2,267,557
Veritiv Corp.*	21,627	169,988
Willis Lease Finance Corp.*	5,016	133,426

		27,943,538

Total Industrials		361,363,058

Information Technology (11.4%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	61,986	4,164,219
ADTRAN, Inc.	79,970	614,170
Applied Optoelectronics, Inc.(x)*	31,708	240,664
CalAmp Corp.*	54,418	244,881
Calix, Inc.*	76,592	542,271
Cambium Networks Corp.*	7,239	40,538
Casa Systems, Inc.*	52,827	184,895
Clearfield, Inc.*	18,087	214,331
Comtech Telecommunications Corp.	39,439	524,144
DASAN Zhone Solutions, Inc.*	10,154	42,545
Digi International, Inc.*	46,460	443,228
Extreme Networks, Inc.*	196,230	606,351
Harmonic, Inc.*	144,660	833,242
Infinera Corp.*	294,398	1,560,309
Inseego Corp.(x)*	74,503	464,154
InterDigital, Inc.	50,751	2,265,017
KVH Industries, Inc.*	26,580	250,649
Lumentum Holdings, Inc.*	122,278	9,011,889
NETGEAR, Inc.*	48,028	1,096,960
NetScout Systems, Inc.*	114,864	2,718,831
Plantronics, Inc.(x)	56,137	564,738
Ribbon Communications, Inc.*	99,551	301,640
TESSCO Technologies, Inc.	10,490	51,296
Viavi Solutions, Inc.*	374,511	4,198,268

		31,179,230

Electronic Equipment, Instruments & Components (2.2%)
Airgain, Inc.*	15,620	115,432
Akoustis Technologies, Inc.(x)*	51,176	274,815
Anixter International, Inc.*	49,790	4,375,047
Arlo Technologies, Inc.*	123,468	300,027
Badger Meter, Inc.	46,921	2,514,966
Bel Fuse, Inc., Class B	16,105	156,863
Belden, Inc.	63,172	2,279,246
Benchmark Electronics, Inc.	59,265	1,184,707
Coda Octopus Group, Inc.(x)*	7,370	41,346
CTS Corp.	52,341	1,302,767
Daktronics, Inc.	61,184	301,637
ePlus, Inc.*	21,498	1,346,205
Fabrinet*	59,667	3,255,432
FARO Technologies, Inc.*	27,890	1,241,105
Fitbit, Inc., Class A*	378,684	2,522,035
II-VI, Inc.*	147,221	4,195,798
Insight Enterprises, Inc.*	57,353	2,416,282
Iteris, Inc.*	67,771	216,867
Itron, Inc.*	56,120	3,133,180
KEMET Corp.	93,116	2,249,683
Kimball Electronics, Inc.*	40,748	444,968
Knowles Corp.*	132,260	1,769,639
Methode Electronics, Inc.	59,199	1,564,630
MTS Systems Corp.	30,189	679,252
Napco Security Technologies, Inc.*	19,381	294,010
nLight, Inc.*	54,014	566,607
Novanta, Inc.*	54,851	4,381,498
OSI Systems, Inc.*	27,262	1,878,897
PAR Technology Corp.*	17,194	221,115
PC Connection, Inc.	18,183	749,321
Plexus Corp.*	47,142	2,572,067
Rogers Corp.*	30,241	2,855,355
Sanmina Corp.*	111,471	3,040,929
ScanSource, Inc.*	43,380	927,898
Tech Data Corp.*	57,972	7,585,636
TTM Technologies, Inc.*	159,214	1,646,273
Vishay Intertechnology, Inc.	216,407	3,118,425
Vishay Precision Group, Inc.*	17,449	350,376
Wrap Technologies, Inc.(x)*	12,105	51,567

		68,121,903

IT Services (1.7%)
Brightcove, Inc.*	63,405	441,933
Cardtronics plc, Class A*	59,658	1,248,045
Cass Information Systems, Inc.	23,421	823,482
Conduent, Inc.*	290,489	711,698
CSG Systems International, Inc.	53,248	2,228,429
Endurance International Group Holdings, Inc.*	119,415	230,471
EVERTEC, Inc.	98,810	2,245,951
Evo Payments, Inc., Class A*	62,735	959,846
Exela Technologies, Inc.(x)*	70,007	14,352
ExlService Holdings, Inc.*	54,839	2,853,273
GTT Communications, Inc.(x)*	55,841	443,936
Hackett Group, Inc. (The)	40,652	517,094
I3 Verticals, Inc., Class A*	24,443	466,617
Information Services Group, Inc.*	58,102	149,322
International Money Express, Inc.(x)*	27,010	246,601
KBR, Inc.	232,995	4,818,337
Limelight Networks, Inc.*	191,208	1,089,886
LiveRamp Holdings, Inc.*	109,064	3,590,387
ManTech International Corp., Class A	43,956	3,194,283
MAXIMUS, Inc.	103,687	6,034,583
NIC, Inc.	107,792	2,479,216
Paysign, Inc.(x)*	49,930	257,639
Perficient, Inc.*	52,215	1,414,504
Perspecta, Inc.	227,863	4,156,221
PRGX Global, Inc.*	35,293	98,820
Priority Technology Holdings, Inc.*	10,429	20,232
Science Applications International Corp.	94,610	7,060,744
StarTek, Inc.*	27,393	102,998
Sykes Enterprises, Inc.*	61,737	1,674,307
TTEC Holdings, Inc.	27,745	1,018,796
Tucows, Inc., Class A(x)*	15,816	763,280
Unisys Corp.*	85,265	1,053,023
Verra Mobility Corp.*	205,998	1,470,826
Virtusa Corp.*	46,566	1,322,474

		55,201,606

Semiconductors & Semiconductor Equipment (2.5%)
Adesto Technologies Corp.(x)*	44,649	499,622
Advanced Energy Industries, Inc.*	62,442	3,027,813
Alpha & Omega Semiconductor Ltd.*	33,328	213,632
Ambarella, Inc.*	52,716	2,559,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Amkor Technology, Inc.*	159,227	$1,240,378
Axcelis Technologies, Inc.*	52,195	955,690
AXT, Inc.*	62,511	200,660
Brooks Automation, Inc.	116,693	3,559,137
Cabot Microelectronics Corp.	47,270	5,395,398
CEVA, Inc.*	36,318	905,408
Cirrus Logic, Inc.*	95,024	6,236,425
Cohu, Inc.	64,074	793,236
Diodes, Inc.*	67,681	2,750,217
DSP Group, Inc.*	36,357	487,184
Enphase Energy, Inc.*	150,284	4,852,670
FormFactor, Inc.*	124,714	2,505,504
GSI Technology, Inc.*	25,512	177,564
Ichor Holdings Ltd.*	36,669	702,578
Impinj, Inc.(x)*	28,194	471,122
Inphi Corp.*	73,294	5,802,686
Lattice Semiconductor Corp.*	206,400	3,678,048
MACOM Technology Solutions Holdings, Inc.*	74,578	1,411,762
MaxLinear, Inc.*	109,331	1,275,893
NeoPhotonics Corp.*	63,278	458,766
NVE Corp.	7,970	414,679
Onto Innovation, Inc.*	77,802	2,308,385
PDF Solutions, Inc.*	46,286	542,472
Photronics, Inc.*	103,897	1,065,983
Power Integrations, Inc.	46,607	4,116,796
Rambus, Inc.*	179,473	1,992,150
Semtech Corp.*	108,283	4,060,613
Silicon Laboratories, Inc.*	70,098	5,987,070
SiTime Corp.*	7,434	161,838
SMART Global Holdings, Inc.*	22,767	553,238
SunPower Corp.(x)*	119,865	607,716
Synaptics, Inc.*	55,995	3,240,431
Ultra Clean Holdings, Inc.*	63,836	880,937
Veeco Instruments, Inc.*	80,057	766,146
Xperi Corp.	82,576	1,148,632

		78,008,368

Software (3.9%)
8x8, Inc.*	157,489	2,182,798
A10 Networks, Inc.*	78,033	484,585
ACI Worldwide, Inc.*	187,987	4,539,886
Agilysys, Inc.*	34,932	583,364
Alarm.com Holdings, Inc.*	59,307	2,307,635
Altair Engineering, Inc., Class A(x)*	64,714	1,714,921
American Software, Inc., Class A	48,007	682,179
Appfolio, Inc., Class A*	25,894	2,872,939
Appian Corp.(x)*	55,724	2,241,777
Avaya Holdings Corp.(x)*	154,948	1,253,529
Benefitfocus, Inc.*	49,680	442,649
Blackbaud, Inc.	79,689	4,426,724
Blackline, Inc.*	70,790	3,724,262
Bottomline Technologies DE, Inc.*	70,072	2,568,139
Box, Inc., Class A*	239,239	3,358,916
ChannelAdvisor Corp.*	44,274	321,429
Cloudera, Inc.(x)*	403,220	3,173,341
CommVault Systems, Inc.*	68,185	2,760,129
Cornerstone OnDemand, Inc.*	94,206	2,991,041
Digimarc Corp.(x)*	19,163	250,077
Digital Turbine, Inc.*	129,798	559,429
Domo, Inc., Class B*	28,942	287,684
Ebix, Inc.(x)	39,026	592,415
eGain Corp.*	33,977	249,051
Envestnet, Inc.*	79,142	4,256,257
Everbridge, Inc.*	54,405	5,786,516
Five9, Inc.*	97,970	7,490,786
ForeScout Technologies, Inc.*	70,445	2,225,358
GTY Technology Holdings, Inc.(x)*	66,908	302,424
Ideanomics, Inc.(x)*	87,525	117,284
Intelligent Systems Corp.(x)*	11,423	388,268
J2 Global, Inc.	76,312	5,711,953
LivePerson, Inc.*	102,126	2,323,367
Majesco*	13,897	75,878
MicroStrategy, Inc., Class A*	13,429	1,585,965
Mitek Systems, Inc.*	49,503	390,084
MobileIron, Inc.*	160,230	608,874
Model N, Inc.*	54,487	1,210,156
OneSpan, Inc.*	52,487	952,639
Phunware, Inc.(x)*	54,094	36,513
Ping Identity Holding Corp.(x)*	23,084	462,142
Progress Software Corp.	72,254	2,312,128
PROS Holdings, Inc.*	55,268	1,714,966
Q2 Holdings, Inc.*	71,630	4,230,468
QAD, Inc., Class A	18,304	730,879
Qualys, Inc.*	55,477	4,825,944
Rapid7, Inc.(x)*	80,586	3,491,791
Rimini Street, Inc.*	31,384	128,361
Rosetta Stone, Inc.*	34,999	490,686
SailPoint Technologies Holding, Inc.*	139,609	2,124,849
SecureWorks Corp., Class A*	14,823	170,613
SharpSpring, Inc.(x)*	14,486	87,785
ShotSpotter, Inc.(x)*	13,417	368,699
Sprout Social, Inc., Class A(x)*	14,839	236,830
SPS Commerce, Inc.*	57,184	2,659,628
SVMK, Inc.*	140,830	1,902,613
Synchronoss Technologies, Inc.(x)*	64,123	195,575
Telaria, Inc.*	72,465	434,790
Telenav, Inc.*	52,879	228,437
Tenable Holdings, Inc.*	62,087	1,357,222
TiVo Corp.	199,651	1,413,529
Upland Software, Inc.*	37,675	1,010,444
Varonis Systems, Inc.*	48,477	3,086,531
Verint Systems, Inc.*	108,359	4,659,437
VirnetX Holding Corp.(x)*	101,269	553,941
Workiva, Inc.*	62,037	2,005,656
Yext, Inc.*	156,060	1,590,251
Zix Corp.*	89,433	385,456
Zuora, Inc., Class A*	143,089	1,151,866

		122,042,738

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	190,382	1,467,845
AstroNova, Inc.	11,374	88,262
Avid Technology, Inc.*	46,747	314,607
Diebold Nixdorf, Inc.*	128,865	453,605
Immersion Corp.*	51,840	277,863
Sonim Technologies, Inc.(x)*	5,732	4,012
Stratasys Ltd.*	83,249	1,327,822

		3,934,016

Total Information Technology		358,487,861

Materials (2.6%)
Chemicals (1.3%)
Advanced Emissions Solutions, Inc.(x)	27,262	179,111
AdvanSix, Inc.*	43,932	419,111
American Vanguard Corp.	47,358	684,797
Amyris, Inc.(x)*	99,892	255,723
Balchem Corp.	52,576	5,190,303
Chase Corp.	12,203	1,004,185
Ferro Corp.*	130,124	1,217,961
Flotek Industries, Inc.*	91,106	81,084
FutureFuel Corp.	43,037	485,027
GCP Applied Technologies, Inc.*	88,009	1,566,560
Hawkins, Inc.	16,342	581,775
HB Fuller Co.	83,070	2,320,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ingevity Corp.*	69,314	$2,439,853
Innospec, Inc.	39,912	2,773,485
Intrepid Potash, Inc.*	158,847	127,078
Koppers Holdings, Inc.*	31,579	390,632
Kraton Corp.*	52,462	424,942
Kronos Worldwide, Inc.(x)	38,025	320,931
Livent Corp.*	238,588	1,252,587
LSB Industries, Inc.*	37,113	77,937
Marrone Bio Innovations, Inc.(x)*	87,097	71,150
Minerals Technologies, Inc.	56,801	2,059,604
OMNOVA Solutions, Inc.*	69,475	704,476
Orion Engineered Carbons SA	99,822	744,672
PolyOne Corp.	148,126	2,809,950
PQ Group Holdings, Inc.*	63,301	689,981
Quaker Chemical Corp.(x)	21,428	2,705,928
Rayonier Advanced Materials, Inc.	82,444	87,391
Sensient Technologies Corp.	69,533	3,025,381
Stepan Co.	33,369	2,951,822
Trecora Resources*	35,107	208,887
Tredegar Corp.	43,673	682,609
Trinseo SA	64,632	1,170,486
Tronox Holdings plc, Class A	146,378	728,962
Valhi, Inc.	47,407	48,829

		40,483,355

Construction Materials (0.1%)
Forterra, Inc.*	30,385	181,702
Summit Materials, Inc., Class A*	184,687	2,770,305
United States Lime & Minerals, Inc.	3,361	248,210
US Concrete, Inc.*	26,797	486,098

		3,686,315

Containers & Packaging (0.1%)
Greif, Inc., Class A	41,485	1,289,768
Greif, Inc., Class B	9,815	393,189
Myers Industries, Inc.	59,357	638,088
UFP Technologies, Inc.*	11,289	429,998

		2,751,043

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	206,302	1,753,567
Carpenter Technology Corp.	77,018	1,501,851
Century Aluminum Co.*	83,573	302,534
Cleveland-Cliffs, Inc.(x)	635,721	2,511,098
Coeur Mining, Inc.*	386,030	1,239,156
Commercial Metals Co.	193,431	3,054,276
Compass Minerals International, Inc.	55,620	2,139,701
Gold Resource Corp.	96,292	264,803
Haynes International, Inc.	20,606	424,690
Hecla Mining Co.	839,935	1,528,682
Kaiser Aluminum Corp.	25,525	1,768,372
Materion Corp.	32,741	1,146,262
Novagold Resources, Inc.*	379,969	2,804,171
Olympic Steel, Inc.	14,860	153,801
Ramaco Resources, Inc.(x)*	12,761	30,499
Ryerson Holding Corp.*	27,264	145,045
Schnitzer Steel Industries, Inc., Class A	43,144	562,598
SunCoke Energy, Inc.	112,785	434,222
Synalloy Corp.*	13,722	119,793
TimkenSteel Corp.*	65,187	210,554
Warrior Met Coal, Inc.	83,619	888,034
Worthington Industries, Inc.	63,432	1,665,090

		24,648,799

Paper & Forest Products (0.3%)
Boise Cascade Co.	63,467	1,509,245
Clearwater Paper Corp.*	26,637	580,953
Louisiana-Pacific Corp.	183,781	3,157,358
Neenah, Inc.	26,626	1,148,379
PH Glatfelter Co.	72,870	890,471
Schweitzer-Mauduit International, Inc.	49,396	1,374,197
Verso Corp., Class A*	56,625	638,730

		9,299,333

Total Materials		80,868,845

Real Estate (5.7%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	140,285	1,738,131
Agree Realty Corp. (REIT)	68,414	4,234,827
Alexander & Baldwin, Inc. (REIT)	108,895	1,221,802
Alexander’s, Inc. (REIT)	3,576	986,797
American Assets Trust, Inc. (REIT)	78,494	1,962,350
American Finance Trust, Inc. (REIT)	171,532	1,072,075
Armada Hoffler Properties, Inc. (REIT)	86,059	920,831
Ashford Hospitality Trust, Inc. (REIT)	150,372	111,155
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	215,531
Braemar Hotels & Resorts, Inc. (REIT)	50,042	85,071
BRT Apartments Corp. (REIT)	16,216	166,214
CareTrust REIT, Inc. (REIT)	155,092	2,293,811
CatchMark Timber Trust, Inc. (REIT), Class A	80,560	581,643
CBL & Associates Properties, Inc. (REIT)(x)*	280,191	56,066
Cedar Realty Trust, Inc. (REIT)	136,465	127,335
Chatham Lodging Trust (REIT)	76,614	455,087
CIM Commercial Trust Corp. (REIT)	16,511	183,107
City Office REIT, Inc. (REIT)	89,076	644,019
Clipper Realty, Inc. (REIT)	23,824	123,408
Community Healthcare Trust, Inc. (REIT)	29,774	1,139,749
CoreCivic, Inc. (REIT)	194,195	2,169,158
CorEnergy Infrastructure Trust, Inc. (REIT)	20,567	378,021
CorePoint Lodging, Inc. (REIT)	68,849	269,888
DiamondRock Hospitality Co. (REIT)	328,011	1,666,296
Diversified Healthcare Trust (REIT)	397,709	1,443,684
Easterly Government Properties, Inc. (REIT)	124,866	3,076,698
EastGroup Properties, Inc. (REIT)	62,658	6,546,508
Essential Properties Realty Trust, Inc. (REIT)	147,654	1,928,361
Farmland Partners, Inc. (REIT)(x)	50,316	305,418
First Industrial Realty Trust, Inc. (REIT)	206,934	6,876,417
Four Corners Property Trust, Inc. (REIT)	114,653	2,145,158
Franklin Street Properties Corp. (REIT)	172,701	989,577
Front Yard Residential Corp. (REIT)	82,593	986,986
GEO Group, Inc. (The) (REIT)	193,711	2,355,526
Getty Realty Corp. (REIT)	54,048	1,283,099
Gladstone Commercial Corp. (REIT)	49,316	708,178
Gladstone Land Corp. (REIT)	25,957	307,590
Global Medical REIT, Inc. (REIT)	57,123	578,085
Global Net Lease, Inc. (REIT)	150,809	2,016,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	103,686	2,116,231
Healthcare Realty Trust, Inc. (REIT)	216,862	6,056,956
Hersha Hospitality Trust (REIT)	58,219	208,424
Independence Realty Trust, Inc. (REIT)	150,350	1,344,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Logistics Properties Trust (REIT)	104,074	$1,825,458
Innovative Industrial Properties, Inc. (REIT)(x)	26,533	2,014,651
Investors Real Estate Trust (REIT)	18,902	1,039,610
iStar, Inc. (REIT)	93,143	988,247
Jernigan Capital, Inc. (REIT)	34,518	378,317
Kite Realty Group Trust (REIT)	135,020	1,278,639
Lexington Realty Trust (REIT)	399,867	3,970,679
LTC Properties, Inc. (REIT)	63,891	1,974,232
Mack-Cali Realty Corp. (REIT)	141,722	2,158,426
Monmouth Real Estate Investment Corp. (REIT)	157,163	1,893,814
National Health Investors, Inc. (REIT)	69,080	3,420,842
National Storage Affiliates Trust (REIT)	98,773	2,923,681
New Senior Investment Group, Inc. (REIT)	137,955	353,165
NexPoint Residential Trust, Inc. (REIT)	31,300	789,073
Office Properties Income Trust (REIT)	77,240	2,104,790
One Liberty Properties, Inc. (REIT)	25,448	354,491
Pebblebrook Hotel Trust (REIT)	213,313	2,322,979
Pennsylvania REIT (REIT)(x)	115,817	105,579
Physicians Realty Trust (REIT)	311,757	4,345,893
Piedmont Office Realty Trust, Inc. (REIT), Class A	203,767	3,598,525
PotlatchDeltic Corp. (REIT)	108,125	3,394,044
Preferred Apartment Communities, Inc. (REIT), Class A	72,188	518,310
PS Business Parks, Inc. (REIT)	32,980	4,469,450
QTS Realty Trust, Inc. (REIT), Class A	94,151	5,461,699
Retail Opportunity Investments Corp. (REIT)	188,864	1,565,682
Retail Value, Inc. (REIT)	22,948	281,113
Rexford Industrial Realty, Inc. (REIT)	182,293	7,475,836
RLJ Lodging Trust (REIT)	268,776	2,074,951
RPT Realty (REIT)	130,524	787,060
Ryman Hospitality Properties, Inc. (REIT)	79,388	2,846,060
Sabra Health Care REIT, Inc. (REIT)	325,649	3,556,087
Safehold, Inc. (REIT)	20,860	1,318,978
Saul Centers, Inc. (REIT)	19,816	648,776
Seritage Growth Properties (REIT), Class A(x)*	55,351	504,248
STAG Industrial, Inc. (REIT)	238,836	5,378,587
Summit Hotel Properties, Inc. (REIT)	165,994	700,495
Sunstone Hotel Investors, Inc. (REIT)	366,864	3,195,385
Tanger Factory Outlet Centers, Inc. (REIT)(x)	144,276	721,380
Terreno Realty Corp. (REIT)	108,964	5,638,887
UMH Properties, Inc. (REIT)	57,720	626,839
Uniti Group, Inc. (REIT)(x)	304,891	1,838,493
Universal Health Realty Income Trust (REIT)	21,468	2,164,189
Urban Edge Properties (REIT)	189,264	1,667,416
Urstadt Biddle Properties, Inc. (REIT), Class A	49,095	692,239
Washington Prime Group, Inc. (REIT)(x)	312,490	251,586
Washington REIT (REIT)	134,762	3,216,769
Whitestone REIT (REIT)	63,170	391,654
Xenia Hotels & Resorts, Inc. (REIT)(x)	182,436	1,879,091

		165,182,108

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA*	9,726	74,598
American Realty Investors, Inc.*	4,332	40,028
Consolidated-Tomoka Land Co.	8,271	374,925
Cushman & Wakefield plc*	183,037	2,148,854
eXp World Holdings, Inc.(x)*	31,896	269,840
Forestar Group, Inc.(x)*	24,223	250,708
FRP Holdings, Inc.*	11,677	502,111
Griffin Industrial Realty, Inc.	1,853	60,593
Kennedy-Wilson Holdings, Inc.	199,705	2,680,041
Marcus & Millichap, Inc.*	38,494	1,043,187
Maui Land & Pineapple Co., Inc.*	10,742	117,410
Newmark Group, Inc., Class A	240,973	1,024,135
Rafael Holdings, Inc., Class B*	17,599	225,443
RE/MAX Holdings, Inc., Class A	29,831	653,896
Realogy Holdings Corp.(x)	191,047	575,052
Redfin Corp.*	148,107	2,283,810
RMR Group, Inc. (The), Class A	25,316	682,773
St Joe Co. (The)*	54,075	907,379
Stratus Properties, Inc.*	9,341	165,242
Tejon Ranch Co.*	34,490	484,929
Transcontinental Realty Investors, Inc.(x)*	2,233	45,799

		14,610,753

Total Real Estate		179,792,861

Utilities (3.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	85,242	5,172,484
El Paso Electric Co.	66,686	4,531,980
Genie Energy Ltd., Class B	24,242	174,058
MGE Energy, Inc.	57,261	3,748,878
Otter Tail Corp.	64,745	2,878,563
PNM Resources, Inc.	130,560	4,961,280
Portland General Electric Co.	146,513	7,023,833
Spark Energy, Inc., Class A(x)	18,943	118,773

		28,609,849

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	26,266	2,251,259
New Jersey Resources Corp.	153,429	5,211,983
Northwest Natural Holding Co.	49,589	3,062,121
ONE Gas, Inc.	86,002	7,191,487
RGC Resources, Inc.	12,226	353,698
South Jersey Industries, Inc.	152,300	3,807,500
Southwest Gas Holdings, Inc.	88,372	6,147,156
Spire, Inc.	81,079	6,038,764

		34,063,968

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	176,696	378,129
Clearway Energy, Inc., Class A	53,681	921,703
Clearway Energy, Inc., Class C	131,584	2,473,779
Ormat Technologies, Inc.	65,248	4,414,680
Sunnova Energy International, Inc.*	50,312	506,642
TerraForm Power, Inc., Class A	129,516	2,042,467

		10,737,400

Multi-Utilities (0.6%)
Avista Corp.	108,949	4,629,243
Black Hills Corp.	100,449	6,431,750
NorthWestern Corp.	82,969	4,964,035
Unitil Corp.	24,131	1,262,534

		17,287,562

Water Utilities (0.5%)
American States Water Co.	60,372	4,934,807
Artesian Resources Corp., Class A	13,007	486,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cadiz, Inc.(x)*	22,203	$259,109
California Water Service Group	78,643	3,957,316
Consolidated Water Co. Ltd.	23,634	387,598
Global Water Resources, Inc.	18,972	193,325
Middlesex Water Co.	26,713	1,605,985
Pure Cycle Corp.*	27,553	307,216
SJW Group	43,062	2,487,692
York Water Co. (The)	21,020	913,529

		15,532,779

Total Utilities		106,231,558

Total Common Stocks (75.6%) (Cost $2,767,834,464)		2,371,968,833

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	40,395	5,453
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

		5,453

Total Health Care		5,453

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	40,667	15,952

Total Materials		15,952

Total Rights (0.0%) (Cost $—)		21,405

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (16.0%)
JPMorgan Prime Money Market Fund, IM Shares	503,367,566	503,417,903

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $11,000,006, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $11,220,000.(xx)	$11,000,000	11,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $3,400,014, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $3,468,000.(xx)	3,400,000	3,400,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $19,702,230, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $20,096,281.(xx)	19,702,225	19,702,225
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $18,000,980, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $19,508,462.(xx)	18,000,000	18,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $20,000,389, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $20,400,000.(xx)	20,000,000	20,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $10,000,194, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		85,102,225

Total Short-Term Investments (18.7%) (Cost $588,529,891)		588,520,128

Total Investments in Securities (94.3%) (Cost $3,356,364,355)		2,960,510,366
Other Assets Less Liabilities (5.7%)		179,336,011

Net Assets (100%)		$3,139,846,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $145,703,081. This was collateralized by $72,192,399 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $85,102,225 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	157,851	3,260,269	86,164	—	—	(1,670,055)	1,676,378	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	12,395	421,926	—	—	—	(147,873)	274,053	1,487	—

Total		3,682,195	86,164	—	—	(1,817,928)	1,950,431	1,487	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(12,864)	6/2020	USD	(738,136,320)	19,473,850

					19,473,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$53,688,607	$—	$—		$53,688,607
Consumer Discretionary	207,076,809	291,458	—		207,368,267
Consumer Staples	80,928,625	—	—		80,928,625
Energy	40,791,253	—	—		40,791,253
Financials	397,006,388	—	—	(a)	397,006,388
Health Care	505,441,510	—	—		505,441,510
Industrials	361,363,058	—	—		361,363,058
Information Technology	358,487,861	—	—		358,487,861
Materials	80,868,845	—	—		80,868,845
Real Estate	179,732,268	60,593	—		179,792,861
Utilities	106,231,558	—	—		106,231,558
Futures	19,473,850	—	—		19,473,850
Rights
Health Care	—	—	5,453		5,453
Materials	—	—	15,952		15,952
Short-Term Investments
Investment Company	503,417,903	—	—		503,417,903
Repurchase Agreements	—	85,102,225	—		85,102,225

Total Assets	$2,894,508,535	$85,454,276	$21,405		$2,979,984,216

Total Liabilities	$—	$—	$—		$—

Total	$2,894,508,535	$85,454,276	$21,405		$2,979,984,216

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$510,175,781
Aggregate gross unrealized depreciation	(888,127,657)

Net unrealized depreciation	$(377,951,876)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,357,936,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
AGL Energy Ltd.	95,668	$1,024,517
Alumina Ltd.	366,195	326,436
AMP Ltd.*	443,891	362,011
APA Group	169,404	1,081,918
Aristocrat Leisure Ltd.	80,523	1,041,889
ASX Ltd.	27,353	1,319,190
Aurizon Holdings Ltd.	289,090	748,909
AusNet Services	286,920	303,081
Australia & New Zealand Banking Group Ltd.(x)	402,965	4,345,853
Bendigo & Adelaide Bank Ltd.(x)	68,247	261,787
BHP Group Ltd.	418,783	7,613,440
BHP Group plc	300,253	4,643,997
BlueScope Steel Ltd.	72,111	393,295
Boral Ltd.	164,889	206,205
Brambles Ltd.	221,077	1,458,996
Caltex Australia Ltd.	37,687	528,896
Challenger Ltd.	75,914	193,279
CIMIC Group Ltd.	14,096	200,776
Coca-Cola Amatil Ltd.	73,077	403,889
Cochlear Ltd.	8,145	935,735
Coles Group Ltd.	159,383	1,507,980
Commonwealth Bank of Australia	251,658	9,505,732
Computershare Ltd.	68,103	403,808
Crown Resorts Ltd.	50,305	233,299
CSL Ltd.	64,522	11,704,483
Dexus (REIT)	160,353	915,321
Flight Centre Travel Group Ltd.(r)	6,786	41,365
Fortescue Metals Group Ltd.	200,582	1,225,110
Goodman Group (REIT)	236,743	1,808,572
GPT Group (The) (REIT)	259,988	592,507
Harvey Norman Holdings Ltd.(x)	102,208	184,376
Incitec Pivot Ltd.	250,687	319,324
Insurance Australia Group Ltd.	319,193	1,243,755
Lendlease Group	79,971	503,025
Macquarie Group Ltd.	47,619	2,592,519
Magellan Financial Group Ltd.	18,186	479,885
Medibank Pvt Ltd.	390,305	636,861
Mirvac Group (REIT)	531,046	702,846
National Australia Bank Ltd.	408,007	4,313,171
Newcrest Mining Ltd.	111,364	1,564,745
Oil Search Ltd.	191,751	291,692
Orica Ltd.	55,396	519,693
Origin Energy Ltd.	259,136	694,180
Qantas Airways Ltd.	105,752	207,428
QBE Insurance Group Ltd.	184,137	1,006,068
Ramsay Health Care Ltd.	19,866	696,007
REA Group Ltd.(x)	8,106	381,659
Rio Tinto Ltd.	52,772	2,793,412
Rio Tinto plc	160,056	7,347,009
Santos Ltd.	247,719	536,975
Scentre Group (REIT)	779,025	771,314
SEEK Ltd.	46,294	434,307
Sonic Healthcare Ltd.	61,772	925,109
South32 Ltd.	702,642	757,362
Stockland (REIT)	356,688	571,439
Suncorp Group Ltd.	186,564	1,042,735
Sydney Airport	162,381	568,156
Tabcorp Holdings Ltd.	277,016	439,437
Telstra Corp. Ltd.	602,046	1,149,053
TPG Telecom Ltd.	45,136	195,477
Transurban Group	386,612	2,844,196
Treasury Wine Estates Ltd.	106,044	650,583
Vicinity Centres (REIT)	475,722	299,394
Washington H Soul Pattinson & Co. Ltd.(x)	15,028	156,276
Wesfarmers Ltd.	161,187	3,471,006
Westpac Banking Corp.	503,253	5,260,358
WiseTech Global Ltd.(x)	20,729	216,156
Woodside Petroleum Ltd.	137,161	1,528,254
Woolworths Group Ltd.	178,625	3,902,952
Worley Ltd.	44,783	175,499

		107,705,969

Austria (0.1%)
ANDRITZ AG	10,219	321,549
Erste Group Bank AG	43,168	800,107
OMV AG	21,320	589,287
Raiffeisen Bank International AG	21,548	316,296
Verbund AG	9,497	344,214
voestalpine AG	17,026	346,671

		2,718,124

Belgium (0.7%)
Ageas	26,151	1,088,152
Anheuser-Busch InBev SA/NV	108,320	4,810,311
Colruyt SA	7,297	395,673
Galapagos NV*	6,278	1,245,697
Groupe Bruxelles Lambert SA	11,691	919,918
KBC Group NV	35,364	1,631,944
Proximus SADP	21,336	489,626
Solvay SA	10,562	770,339
Telenet Group Holding NV	6,702	202,011
UCB SA	18,303	1,589,318
Umicore SA	28,537	997,916

		14,140,905

Chile (0.0%)
Antofagasta plc	57,953	552,880

China (0.4%)
BeiGene Ltd. (ADR)*	4,550	560,150
BOC Hong Kong Holdings Ltd.	521,000	1,435,666
Budweiser Brewing Co. APAC Ltd.(m)*	174,900	449,391
Prosus NV*	69,288	4,800,869
Yangzijiang Shipbuilding Holdings Ltd.	339,927	198,593

		7,444,669

Colombia (0.0%)
Millicom International Cellular SA (SDR)(x)	15,064	424,178

Denmark (1.8%)
AP Moller - Maersk A/S, Class A	549	455,507
AP Moller - Maersk A/S, Class B	958	859,395
Carlsberg A/S, Class B	15,444	1,753,143
Chr Hansen Holding A/S	14,823	1,112,174
Coloplast A/S, Class B	17,304	2,517,626
Danske Bank A/S	93,613	1,061,065
Demant A/S*	15,347	340,624
DSV Panalpina A/S	30,067	2,737,700
Genmab A/S*	8,958	1,818,276
H Lundbeck A/S	10,070	299,662
ISS A/S	23,423	322,854
Novo Nordisk A/S, Class B	251,543	15,173,437
Novozymes A/S, Class B	30,090	1,372,082
Orsted A/S(m)	26,893	2,641,026
Pandora A/S	14,477	471,436
Tryg A/S	16,553	408,320
Vestas Wind Systems A/S	26,340	2,144,142

		35,488,469

Finland (0.9%)
Elisa OYJ	19,863	1,234,261
Fortum OYJ	65,688	965,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	47,914	$2,719,525
Metso OYJ	16,145	385,086
Neste OYJ	57,198	1,937,381
Nokia OYJ	799,854	2,510,232
Nokian Renkaat OYJ	17,545	425,770
Nordea Bank Abp (Aquis Stock Exchange)	6,394	36,043
Nordea Bank Abp (Turquoise Stock Exchange)	445,037	2,512,184
Orion OYJ, Class B	15,041	617,003
Sampo OYJ, Class A	63,943	1,870,311
Stora Enso OYJ, Class R	83,754	850,062
UPM-Kymmene OYJ	76,060	2,096,400
Wartsila OYJ Abp	65,791	483,477

		18,643,567

France (8.5%)
Accor SA	25,411	695,094
Aeroports de Paris	4,238	406,894
Air Liquide SA	67,246	8,619,391
Airbus SE	82,967	5,383,169
Alstom SA	27,917	1,168,346
Amundi SA(m)	8,389	496,484
Arkema SA	9,965	689,124
Atos SE	14,034	949,631
AXA SA‡	274,776	4,758,274
BioMerieux	5,748	648,666
BNP Paribas SA	159,904	4,820,343
Bollore SA	124,405	342,689
Bouygues SA	32,750	961,066
Bureau Veritas SA	36,673	697,066
Capgemini SE	22,426	1,897,120
Carrefour SA	86,813	1,375,371
Casino Guichard Perrachon SA(x)	7,900	304,623
Cie de Saint-Gobain	69,251	1,683,760
Cie Generale des Etablissements Michelin SCA	24,302	2,163,009
CNP Assurances	26,843	262,750
Covivio (REIT)	6,814	384,284
Credit Agricole SA	167,045	1,224,318
Danone SA	87,785	5,661,663
Dassault Aviation SA	394	324,231
Dassault Systemes SE	18,964	2,812,301
Edenred	33,709	1,410,832
Eiffage SA	11,350	803,831
Electricite de France SA	88,210	695,649
Engie SA	259,650	2,685,856
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,228,296
EssilorLuxottica SA (Turquoise Stock Exchange)	29,012	3,130,104
Eurazeo SE	5,700	257,913
Eutelsat Communications SA	26,303	275,417
Faurecia SE	10,535	315,331
Gecina SA (REIT)	6,728	892,531
Getlink SE	61,856	747,648
Hermes International	4,422	3,054,105
Icade (REIT)	4,568	362,071
Iliad SA(x)	2,140	290,863
Ingenico Group SA	8,315	883,742
Ipsen SA	5,475	284,195
JCDecaux SA(x)	10,542	191,168
Kering SA	10,771	5,620,253
Klepierre SA (REIT)	29,021	560,432
Legrand SA	37,875	2,433,835
L’Oreal SA	35,701	9,371,015
LVMH Moet Hennessy Louis Vuitton SE	39,519	14,669,275
Natixis SA(x)	136,940	445,249
Orange SA	281,757	3,493,285
Pernod Ricard SA	30,153	4,288,929
Peugeot SA	85,144	1,135,177
Publicis Groupe SA	31,021	889,994
Remy Cointreau SA(x)	3,572	391,392
Renault SA	28,496	553,401
Safran SA*	46,528	4,089,627
Sanofi	160,315	14,114,263
Sartorius Stedim Biotech	3,857	774,558
Schneider Electric SE	78,598	6,767,175
SCOR SE	23,422	516,070
SEB SA	3,222	402,069
Societe Generale SA	113,201	1,904,310
Sodexo SA(x)	13,007	881,389
Suez	52,056	530,381
Teleperformance	8,605	1,796,054
Thales SA	14,973	1,256,760
TOTAL SA	341,192	13,231,251
Ubisoft Entertainment SA*	11,862	874,777
Unibail-Rodamco-Westfield (REIT)(x)	19,650	1,112,705
Valeo SA	35,391	591,849
Veolia Environnement SA	77,647	1,661,094
Vinci SA	73,135	6,051,564
Vivendi SA	117,798	2,527,550
Wendel SA	3,922	313,752
Worldline SA(m)*	18,505	1,087,763

		170,576,417

Germany (6.7%)
adidas AG	25,642	5,898,888
Allianz SE (Registered)	59,305	10,223,088
Aroundtown SA	176,609	885,066
BASF SE	130,571	6,310,961
Bayer AG (Registered)	139,682	8,199,368
Bayerische Motoren Werke AG	46,411	2,436,581
Bayerische Motoren Werke AG (Preference)(q)	7,640	334,252
Beiersdorf AG	14,633	1,488,958
Brenntag AG	22,305	842,674
Carl Zeiss Meditec AG	5,912	574,420
Commerzbank AG	145,460	529,134
Continental AG	15,925	1,164,593
Covestro AG(m)	25,168	781,810
Daimler AG (Registered)	129,275	3,965,832
Delivery Hero SE(m)*	16,522	1,252,866
Deutsche Bank AG (Registered)	289,394	1,944,123
Deutsche Boerse AG	27,010	3,710,317
Deutsche Lufthansa AG (Registered)	36,165	345,317
Deutsche Post AG (Registered)	140,626	3,879,940
Deutsche Telekom AG (Registered)	473,823	6,273,675
Deutsche Wohnen SE	50,607	1,933,585
E.ON SE	318,220	3,346,567
Evonik Industries AG	29,815	636,610
Fraport AG Frankfurt Airport Services Worldwide	6,127	248,675
Fresenius Medical Care AG & Co. KGaA	30,294	2,020,718
Fresenius SE & Co. KGaA	60,489	2,273,099
FUCHS PETROLUB SE (Preference)(q)	9,525	338,446
GEA Group AG	23,800	490,077
Hannover Rueck SE	8,779	1,283,554
HeidelbergCement AG	22,107	964,188
Henkel AG & Co. KGaA	14,406	1,085,590
Henkel AG & Co. KGaA (Preference)(q)	25,872	2,109,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HOCHTIEF AG	2,894	$192,449
Infineon Technologies AG	177,821	2,663,517
KION Group AG	9,955	437,286
Knorr-Bremse AG	7,104	636,944
LANXESS AG	12,358	494,735
Merck KGaA	18,936	1,963,522
METRO AG	28,862	249,788
MTU Aero Engines AG	7,687	1,126,166
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,516	4,147,195
Porsche Automobil Holding SE (Preference)(q)	22,213	959,600
Puma SE	11,360	678,637
RWE AG	83,035	2,222,756
SAP SE	139,716	16,046,825
Sartorius AG (Preference)(q)	5,149	1,258,470
Siemens AG (Registered)	108,753	9,360,194
Siemens Healthineers AG(m)	22,331	886,058
Symrise AG	18,643	1,765,595
Telefonica Deutschland Holding AG	98,865	245,711
thyssenkrupp AG*	58,580	312,128
TUI AG	66,372	297,245
Uniper SE	27,930	700,960
United Internet AG (Registered)	14,571	437,093
Volkswagen AG	4,920	666,788
Volkswagen AG (Preference)(q)	26,271	3,130,039
Vonovia SE	74,505	3,672,445
Wirecard AG	16,493	1,894,399
Zalando SE(m)*	19,773	770,436

		134,989,794

Hong Kong (2.6%)
AIA Group Ltd.	1,718,612	15,461,152
ASM Pacific Technology Ltd.	41,700	389,073
Bank of East Asia Ltd. (The)	174,000	373,319
CK Asset Holdings Ltd.	374,152	2,035,475
CK Infrastructure Holdings Ltd.	95,500	505,823
CLP Holdings Ltd.	230,500	2,118,675
Dairy Farm International Holdings Ltd.	46,300	213,097
Hang Lung Properties Ltd.	285,000	576,422
Hang Seng Bank Ltd.	107,400	1,829,957
Henderson Land Development Co. Ltd.	210,025	797,647
HK Electric Investments & HK Electric Investments Ltd.(m)	430,500	413,461
HKT Trust & HKT Ltd.	547,013	742,649
Hong Kong & China Gas Co. Ltd.	1,441,370	2,370,327
Hong Kong Exchanges & Clearing Ltd.	170,358	5,116,060
Hongkong Land Holdings Ltd.	168,400	612,976
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,381,800
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	3,000	150,062
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	638,740
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,800	61,978
Kerry Properties Ltd.	106,000	278,354
Link REIT (REIT)	298,100	2,518,149
Melco Resorts & Entertainment Ltd. (ADR)	30,424	377,258
MTR Corp. Ltd.	217,500	1,119,926
New World Development Co. Ltd.	889,485	952,783
NWS Holdings Ltd.	232,314	237,765
PCCW Ltd.	639,000	351,136
Power Assets Holdings Ltd.	201,000	1,197,461
Sino Land Co. Ltd.	443,172	560,663
Sun Hung Kai Properties Ltd.	226,000	2,967,360
Swire Pacific Ltd., Class A	71,500	458,055
Swire Properties Ltd.	169,000	474,154
Techtronic Industries Co. Ltd.	193,000	1,243,297
Vitasoy International Holdings Ltd.(x)	110,000	332,193
WH Group Ltd.(m)	1,241,000	1,152,441
Wharf Real Estate Investment Co. Ltd.(x)	171,900	704,364
Wheelock & Co. Ltd.	118,000	801,535
Yue Yuen Industrial Holdings Ltd.	126,000	191,890

		51,707,477

Ireland (0.5%)
AerCap Holdings NV*	17,798	405,616
AIB Group plc*	112,995	126,402
Bank of Ireland Group plc	133,392	252,006
CRH plc	112,350	3,062,541
Flutter Entertainment plc	11,586	1,050,312
Kerry Group plc, Class A	23,038	2,641,145
Kingspan Group plc	22,252	1,191,451
Smurfit Kappa Group plc	31,317	883,065

		9,612,538

Israel (0.5%)
Azrieli Group Ltd.	6,702	387,586
Bank Hapoalim BM	154,106	926,424
Bank Leumi Le-Israel BM	223,553	1,236,055
Check Point Software Technologies Ltd.*	17,632	1,772,721
Elbit Systems Ltd.	3,355	437,233
Isracard Ltd.	1	2
Israel Chemicals Ltd.	96,665	307,114
Israel Discount Bank Ltd., Class A	170,994	506,454
Mizrahi Tefahot Bank Ltd.	21,413	400,025
Nice Ltd.*	9,160	1,326,162
Teva Pharmaceutical Industries Ltd. (ADR)*	160,064	1,437,375
Wix.com Ltd.*	6,069	611,877

		9,349,028

Italy (1.6%)
Assicurazioni Generali SpA	153,719	2,094,106
Atlantia SpA	72,594	909,949
Davide Campari-Milano SpA	80,592	579,700
Enel SpA	1,156,238	8,047,907
Eni SpA	360,602	3,645,842
Ferrari NV	16,829	2,615,668
FinecoBank Banca Fineco SpA	88,392	803,267
Intesa Sanpaolo SpA	2,115,809	3,453,541
Leonardo SpA	57,026	379,375
Mediobanca Banca di Credito Finanziario SpA	90,635	499,676
Moncler SpA	26,142	954,317
Pirelli & C SpA(m)(x)	54,785	196,112
Poste Italiane SpA(m)	73,986	626,726
Prysmian SpA	34,937	559,500
Recordati SpA	15,221	644,810
Snam SpA	294,880	1,361,943
Telecom Italia SpA (Aquis Stock Exchange)	879,274	348,065
Telecom Italia SpA (Turquoise Stock Exchange)*	1,320,560	540,043
Terna Rete Elettrica Nazionale SpA	203,700	1,290,852
UniCredit SpA	282,729	2,213,690

		31,765,089

Japan (21.2%)
ABC-Mart, Inc.	4,700	235,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co. Ltd.(x)	50,400	$204,936
Advantest Corp.	29,300	1,175,074
Aeon Co. Ltd.	90,000	2,000,372
AEON Financial Service Co. Ltd.	19,000	203,234
Aeon Mall Co. Ltd.	13,230	166,869
AGC, Inc.	27,100	666,051
Air Water, Inc.	21,000	288,961
Aisin Seiki Co. Ltd.	24,100	593,465
Ajinomoto Co., Inc.	63,600	1,185,035
Alfresa Holdings Corp.(x)	27,200	507,354
Alps Alpine Co. Ltd.(x)	33,100	320,740
Amada Holdings Co. Ltd.	48,300	381,299
ANA Holdings, Inc.(x)	15,500	378,498
Aozora Bank Ltd.	16,600	316,508
Asahi Group Holdings Ltd.	52,000	1,688,384
Asahi Intecc Co. Ltd.	27,200	673,335
Asahi Kasei Corp.	174,500	1,233,331
Astellas Pharma, Inc.	268,500	4,156,425
Bandai Namco Holdings, Inc.	28,000	1,358,934
Bank of Kyoto Ltd. (The)(x)	8,600	273,669
Benesse Holdings, Inc.	10,300	262,326
Bridgestone Corp.(x)	82,700	2,544,943
Brother Industries Ltd.	33,400	510,528
Calbee, Inc.	11,100	300,610
Canon, Inc.	140,900	3,077,316
Casio Computer Co. Ltd.(x)	30,200	423,646
Central Japan Railway Co.	20,500	3,286,209
Chiba Bank Ltd. (The)	72,600	317,599
Chubu Electric Power Co., Inc.	89,900	1,267,375
Chugai Pharmaceutical Co. Ltd.	31,800	3,680,893
Chugoku Electric Power Co., Inc. (The)(x)	40,400	565,664
Coca-Cola Bottlers Japan, Inc.(x)	17,900	367,700
Concordia Financial Group Ltd.(x)	166,700	485,576
Credit Saison Co. Ltd.	22,800	264,765
CyberAgent, Inc.	13,900	539,407
Dai Nippon Printing Co. Ltd.	36,500	777,408
Daicel Corp.(x)	38,200	278,911
Daifuku Co. Ltd.	14,200	899,962
Dai-ichi Life Holdings, Inc.	151,100	1,808,277
Daiichi Sankyo Co. Ltd.	80,600	5,545,410
Daikin Industries Ltd.	35,300	4,304,696
Daito Trust Construction Co. Ltd.	10,300	960,686
Daiwa House Industry Co. Ltd.	80,300	1,988,780
Daiwa House REIT Investment Corp. (REIT)	242	591,245
Daiwa Securities Group, Inc.	221,400	858,775
Denso Corp.	60,400	1,951,051
Dentsu Group, Inc.	30,781	593,458
Disco Corp.	3,900	769,655
East Japan Railway Co.	42,509	3,221,105
Eisai Co. Ltd.	36,500	2,679,090
Electric Power Development Co. Ltd.	20,000	403,771
FamilyMart Co. Ltd.	37,600	673,229
FANUC Corp.	27,500	3,729,225
Fast Retailing Co. Ltd.(x)	8,300	3,391,510
Fuji Electric Co. Ltd.	17,200	389,103
FUJIFILM Holdings Corp.	52,200	2,620,134
Fujitsu Ltd.	28,000	2,526,694
Fukuoka Financial Group, Inc.	19,800	262,166
GMO Payment Gateway, Inc.	6,000	421,005
Hakuhodo DY Holdings, Inc.	33,300	335,891
Hamamatsu Photonics KK	20,900	855,472
Hankyu Hanshin Holdings, Inc.	32,400	1,090,986
Hikari Tsushin, Inc.	3,100	520,105
Hino Motors Ltd.	36,900	198,326
Hirose Electric Co. Ltd.	4,824	500,341
Hisamitsu Pharmaceutical Co., Inc.	7,600	354,349
Hitachi Chemical Co. Ltd.	15,700	669,283
Hitachi Construction Machinery Co. Ltd.(x)	14,300	289,216
Hitachi High-Tech Corp.	10,100	749,688
Hitachi Ltd.	137,300	3,996,780
Hitachi Metals Ltd.	31,200	328,533
Honda Motor Co. Ltd.	231,800	5,213,117
Hoshizaki Corp.	7,900	593,678
Hoya Corp.	53,800	4,576,169
Hulic Co. Ltd.	43,200	438,631
Idemitsu Kosan Co. Ltd.(x)	27,177	623,048
IHI Corp.	21,899	255,447
Iida Group Holdings Co. Ltd.(x)	20,800	288,133
Inpex Corp.	143,000	803,813
Isetan Mitsukoshi Holdings Ltd.(x)	46,500	271,083
Isuzu Motors Ltd.	73,100	483,864
ITOCHU Corp.(x)	190,700	3,956,659
Itochu Techno-Solutions Corp.	14,100	402,205
J Front Retailing Co. Ltd.	34,300	284,939
Japan Airlines Co. Ltd.	16,538	304,338
Japan Airport Terminal Co. Ltd.(x)	5,200	200,719
Japan Exchange Group, Inc.	73,600	1,300,484
Japan Post Bank Co. Ltd.(x)	57,700	533,120
Japan Post Holdings Co. Ltd.	227,800	1,784,718
Japan Post Insurance Co. Ltd.	32,000	396,963
Japan Prime Realty Investment Corp. (REIT)	122	366,401
Japan Real Estate Investment Corp. (REIT)	188	1,102,140
Japan Retail Fund Investment Corp. (REIT)	381	430,224
Japan Tobacco, Inc.(x)	168,700	3,122,715
JFE Holdings, Inc.	69,400	451,700
JGC Holdings Corp.(x)	32,500	260,692
JSR Corp.	25,700	473,416
JTEKT Corp.(x)	29,500	200,316
JXTG Holdings, Inc.	434,190	1,488,241
Kajima Corp.	62,500	641,419
Kakaku.com, Inc.	17,900	328,494
Kamigumi Co. Ltd.	17,500	296,042
Kansai Electric Power Co., Inc. (The)(x)	95,800	1,068,615
Kansai Paint Co. Ltd.	25,500	486,237
Kao Corp.	68,400	5,600,529
Kawasaki Heavy Industries Ltd.(x)	20,600	298,665
KDDI Corp.	251,100	7,422,033
Keihan Holdings Co. Ltd.	13,399	596,466
Keikyu Corp.	34,000	572,811
Keio Corp.	14,900	882,163
Keisei Electric Railway Co. Ltd.	19,000	548,662
Keyence Corp.	25,940	8,371,239
Kikkoman Corp.(x)	21,000	894,184
Kintetsu Group Holdings Co. Ltd.	24,800	1,149,676
Kirin Holdings Co. Ltd.	116,900	2,315,352
Kobayashi Pharmaceutical Co. Ltd.	6,700	621,093
Koito Manufacturing Co. Ltd.	15,100	511,014
Komatsu Ltd.	133,700	2,199,913
Konami Holdings Corp.	13,600	416,947
Konica Minolta, Inc.	66,400	269,618
Kose Corp.	4,700	579,451
Kubota Corp.	147,400	1,885,456
Kuraray Co. Ltd.	47,200	477,014
Kurita Water Industries Ltd.	12,800	295,785
Kyocera Corp.	46,500	2,757,568
Kyowa Kirin Co. Ltd.	35,200	789,265
Kyushu Electric Power Co., Inc.	54,900	442,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kyushu Railway Co.	23,300	$670,019
Lawson, Inc.	7,700	423,517
LINE Corp.*	8,700	420,378
Lion Corp.	32,900	705,846
LIXIL Group Corp.	38,600	479,992
M3, Inc.(x)	62,000	1,832,203
Makita Corp.	32,800	1,005,718
Marubeni Corp.	217,400	1,083,873
Marui Group Co. Ltd.(x)	26,500	444,838
Maruichi Steel Tube Ltd.(x)	8,900	214,376
Mazda Motor Corp.	83,200	440,180
McDonald’s Holdings Co. Japan Ltd.	10,276	464,082
Mebuki Financial Group, Inc.	135,050	275,376
Medipal Holdings Corp.	24,500	457,883
Meiji Holdings Co. Ltd.	15,922	1,134,378
Mercari, Inc.(x)*	10,900	211,487
Minebea Mitsumi, Inc.	52,600	784,314
MISUMI Group, Inc.	41,100	896,258
Mitsubishi Chemical Holdings Corp.	188,100	1,119,150
Mitsubishi Corp.	192,100	4,077,259
Mitsubishi Electric Corp.	259,500	3,202,663
Mitsubishi Estate Co. Ltd.	168,100	2,478,107
Mitsubishi Gas Chemical Co., Inc.	24,000	260,695
Mitsubishi Heavy Industries Ltd.	45,199	1,143,168
Mitsubishi Materials Corp.	14,600	299,237
Mitsubishi Motors Corp.	95,600	270,711
Mitsubishi UFJ Financial Group, Inc.	1,748,700	6,523,775
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	291,612
Mitsui & Co. Ltd.	235,400	3,279,154
Mitsui Chemicals, Inc.	27,900	529,476
Mitsui Fudosan Co. Ltd.	125,300	2,167,195
Mitsui OSK Lines Ltd.(x)	16,300	262,895
Mizuho Financial Group, Inc.	3,421,635	3,915,966
MonotaRO Co. Ltd.	17,500	465,000
MS&AD Insurance Group Holdings, Inc.	66,580	1,864,857
Murata Manufacturing Co. Ltd.	81,400	4,120,054
Nabtesco Corp.	15,200	350,616
Nagoya Railroad Co. Ltd.	24,800	696,532
NEC Corp.	35,800	1,306,213
Nexon Co. Ltd.	62,100	1,015,751
NGK Insulators Ltd.	37,000	485,007
NGK Spark Plug Co. Ltd.	22,100	311,074
NH Foods Ltd.(x)	11,900	414,709
Nidec Corp.	63,200	3,278,263
Nikon Corp.	47,100	435,081
Nintendo Co. Ltd.	15,900	6,132,532
Nippon Building Fund, Inc. (REIT)	197	1,323,614
Nippon Express Co. Ltd.	11,700	572,938
Nippon Paint Holdings Co. Ltd.	20,800	1,096,501
Nippon Prologis REIT, Inc. (REIT)	259	652,498
Nippon Shinyaku Co. Ltd.	6,600	518,578
Nippon Steel Corp.	118,308	1,013,343
Nippon Telegraph & Telephone Corp.	182,296	4,325,924
Nippon Yusen KK	24,000	285,309
Nissan Chemical Corp.	17,200	626,427
Nissan Motor Co. Ltd.	335,100	1,106,283
Nisshin Seifun Group, Inc.	29,315	489,314
Nissin Foods Holdings Co. Ltd.	8,700	726,126
Nitori Holdings Co. Ltd.	11,400	1,540,942
Nitto Denko Corp.(x)	23,000	1,026,719
Nomura Holdings, Inc.	480,500	2,035,514
Nomura Real Estate Holdings, Inc.	19,300	313,052
Nomura Real Estate Master Fund, Inc. (REIT)(x)	554	699,114
Nomura Research Institute Ltd.	47,598	1,005,712
NSK Ltd.	51,500	330,351
NTT Data Corp.	87,500	841,577
NTT DOCOMO, Inc.	189,700	5,963,251
Obayashi Corp.	94,700	811,224
Obic Co. Ltd.	9,000	1,175,729
Odakyu Electric Railway Co. Ltd.(x)	39,300	863,855
Oji Holdings Corp.	128,800	690,689
Olympus Corp.	166,000	2,395,783
Omron Corp.	26,200	1,363,014
Ono Pharmaceutical Co. Ltd.	55,100	1,268,324
Oracle Corp.	5,900	515,088
Oriental Land Co. Ltd.(x)	28,100	3,596,067
ORIX Corp.	191,000	2,296,842
Orix JREIT, Inc. (REIT)	315	413,639
Osaka Gas Co. Ltd.	56,400	1,064,645
Otsuka Corp.	14,800	633,213
Otsuka Holdings Co. Ltd.	56,500	2,211,944
Pan Pacific International Holdings Corp.	64,200	1,219,144
Panasonic Corp.	313,900	2,396,234
Park24 Co. Ltd.	17,200	251,818
PeptiDream, Inc.*	13,700	478,182
Persol Holdings Co. Ltd.	24,600	247,094
Pigeon Corp.	16,100	617,941
Pola Orbis Holdings, Inc.	14,900	275,217
Rakuten, Inc.	121,600	922,551
Recruit Holdings Co. Ltd.	192,900	4,981,026
Renesas Electronics Corp.*	112,200	402,840
Resona Holdings, Inc.	301,905	908,456
Ricoh Co. Ltd.(x)	91,000	668,214
Rinnai Corp.	4,800	340,248
Rohm Co. Ltd.	13,500	739,298
Ryohin Keikaku Co. Ltd.	33,000	370,394
Sankyo Co. Ltd.	7,400	215,679
Santen Pharmaceutical Co. Ltd.	51,800	892,205
SBI Holdings, Inc.	30,720	448,159
Secom Co. Ltd.	29,600	2,461,013
Sega Sammy Holdings, Inc.	27,800	338,491
Seibu Holdings, Inc.	31,100	342,471
Seiko Epson Corp.(x)	42,500	459,911
Sekisui Chemical Co. Ltd.	49,300	653,861
Sekisui House Ltd.	90,000	1,487,370
Seven & i Holdings Co. Ltd.	107,100	3,536,694
Seven Bank Ltd.	77,000	199,015
SG Holdings Co. Ltd.	21,200	505,748
Sharp Corp.*	30,300	317,474
Shimadzu Corp.	32,000	842,333
Shimamura Co. Ltd.	3,200	193,273
Shimano, Inc.	10,600	1,518,189
Shimizu Corp.	77,700	607,725
Shin-Etsu Chemical Co. Ltd.	50,300	4,985,176
Shinsei Bank Ltd.	23,600	314,999
Shionogi & Co. Ltd.	39,000	1,919,037
Shiseido Co. Ltd.	56,200	3,319,837
Shizuoka Bank Ltd. (The)(x)	66,000	401,542
Showa Denko KK	18,500	382,499
SMC Corp.	8,000	3,414,977
Softbank Corp.(x)	237,500	3,023,132
SoftBank Group Corp.	222,800	7,801,789
Sohgo Security Services Co. Ltd.	10,400	506,683
Sompo Holdings, Inc.	48,625	1,504,092
Sony Corp.	180,900	10,753,275
Sony Financial Holdings, Inc.	20,500	346,505
Square Enix Holdings Co. Ltd.	13,300	594,373
Stanley Electric Co. Ltd.	20,200	398,026
Subaru Corp.(x)	89,100	1,710,689
SUMCO Corp.	32,600	419,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Chemical Co. Ltd.	210,000	$623,175
Sumitomo Corp.	163,200	1,871,389
Sumitomo Dainippon Pharma Co. Ltd.	24,200	314,001
Sumitomo Electric Industries Ltd.	110,600	1,163,380
Sumitomo Heavy Industries Ltd.	14,700	265,133
Sumitomo Metal Mining Co. Ltd.	34,499	707,537
Sumitomo Mitsui Financial Group, Inc.	185,497	4,507,078
Sumitomo Mitsui Trust Holdings, Inc.	45,368	1,310,638
Sumitomo Realty & Development Co. Ltd.	48,200	1,174,786
Sumitomo Rubber Industries Ltd.	24,400	230,280
Sundrug Co. Ltd.	10,800	346,621
Suntory Beverage & Food Ltd.	20,100	760,615
Suzuken Co. Ltd.	10,320	376,142
Suzuki Motor Corp.	51,700	1,237,072
Sysmex Corp.	24,200	1,749,706
T&D Holdings, Inc.	79,900	652,338
Taiheiyo Cement Corp.	17,300	295,879
Taisei Corp.	29,300	895,709
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	307,395
Taiyo Nippon Sanso Corp.	17,000	251,801
Takeda Pharmaceutical Co. Ltd.	212,863	6,514,159
TDK Corp.	18,000	1,392,864
Teijin Ltd.	27,800	470,982
Terumo Corp.	91,800	3,156,954
THK Co. Ltd.	15,100	308,299
Tobu Railway Co. Ltd.	28,600	999,663
Toho Co. Ltd.	16,500	504,467
Toho Gas Co. Ltd.	10,800	493,161
Tohoku Electric Power Co., Inc.	64,200	619,812
Tokio Marine Holdings, Inc.	90,700	4,159,731
Tokyo Century Corp.	5,800	181,397
Tokyo Electric Power Co. Holdings, Inc.*	206,100	720,175
Tokyo Electron Ltd.	22,200	4,174,473
Tokyo Gas Co. Ltd.	54,700	1,295,952
Tokyu Corp.	68,700	1,082,197
Tokyu Fudosan Holdings Corp.	84,500	404,453
Toppan Printing Co. Ltd.	34,500	528,754
Toray Industries, Inc.	196,300	851,198
Toshiba Corp.	55,000	1,210,821
Tosoh Corp.	37,900	431,201
TOTO Ltd.(x)	20,900	695,701
Toyo Seikan Group Holdings Ltd.	18,200	207,731
Toyo Suisan Kaisha Ltd.	12,500	605,195
Toyoda Gosei Co. Ltd.	8,500	145,743
Toyota Industries Corp.	20,100	964,497
Toyota Motor Corp.	324,670	19,545,708
Toyota Tsusho Corp.	29,200	687,464
Trend Micro, Inc.	17,000	839,698
Tsuruha Holdings, Inc.	5,200	687,543
Unicharm Corp.	56,900	2,136,444
United Urban Investment Corp. (REIT)	421	417,724
USS Co. Ltd.	32,300	444,908
Welcia Holdings Co. Ltd.	6,600	464,677
West Japan Railway Co.	23,300	1,595,657
Yakult Honsha Co. Ltd.	17,100	1,012,676
Yamada Denki Co. Ltd.*	82,100	327,821
Yamaha Corp.	20,800	810,818
Yamaha Motor Co. Ltd.	43,000	519,406
Yamato Holdings Co. Ltd.	44,700	701,539
Yamazaki Baking Co. Ltd.	17,000	355,955
Yaskawa Electric Corp.	33,800	928,832
Yokogawa Electric Corp.	33,900	408,293
Yokohama Rubber Co. Ltd. (The)	16,700	207,201
Z Holdings Corp.	383,800	1,234,523
ZOZO, Inc.(x)	17,700	237,497

		425,555,415

Luxembourg (0.1%)
ArcelorMittal SA	90,642	859,012
Eurofins Scientific SE(x)	1,564	775,304
SES SA (FDR)	52,157	306,882
Tenaris SA	71,538	437,606

		2,378,804

Macau (0.2%)
Galaxy Entertainment Group Ltd.	314,000	1,663,222
Sands China Ltd.	343,200	1,249,030
SJM Holdings Ltd.	287,000	240,712
Wynn Macau Ltd.	212,000	320,655

		3,473,619

Netherlands (3.5%)
ABN AMRO Bank NV (CVA)(m)	61,663	506,170
Adyen NV(m)*	1,516	1,283,033
Aegon NV	268,476	681,039
Akzo Nobel NV	28,755	1,895,713
Altice Europe NV, Class A*	82,418	318,594
ASML Holding NV	60,512	16,081,703
EXOR NV	14,717	758,069
Heineken Holding NV	16,120	1,237,179
Heineken NV	36,592	3,062,681
ING Groep NV	553,939	2,901,567
Just Eat Takeaway(m)*	16,646	1,254,864
Koninklijke Ahold Delhaize NV	156,479	3,662,125
Koninklijke DSM NV	25,867	2,939,376
Koninklijke KPN NV	494,338	1,182,421
Koninklijke Philips NV	128,694	5,208,855
Koninklijke Vopak NV	10,386	541,553
NN Group NV	44,653	1,206,028
NXP Semiconductors NV	39,537	3,278,803
Randstad NV*	17,249	609,435
Royal Dutch Shell plc, Class A	594,287	10,399,904
Royal Dutch Shell plc, Class B	530,826	8,900,313
Wolters Kluwer NV	38,812	2,759,526

		70,668,951

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	1,013,359
Auckland International Airport Ltd.	145,394	428,496
Fisher & Paykel Healthcare Corp. Ltd.	79,176	1,435,282
Fletcher Building Ltd.	122,979	255,362
Mercury NZ Ltd.	83,207	208,175
Meridian Energy Ltd.	192,037	454,323
Ryman Healthcare Ltd.	64,482	396,307
Spark New Zealand Ltd.	265,112	646,216

		4,837,520

Norway (0.4%)
Aker BP ASA	14,797	188,393
DNB ASA	138,557	1,553,947
Equinor ASA	140,834	1,774,044
Gjensidige Forsikring ASA(x)	29,911	511,824
Mowi ASA	61,247	933,551
Norsk Hydro ASA	197,042	428,113
Orkla ASA	108,732	930,467
Schibsted ASA, Class B	13,931	247,335
Telenor ASA	104,411	1,530,091
Yara International ASA	24,164	764,534

		8,862,299

Portugal (0.2%)
EDP - Energias de Portugal SA	358,811	1,441,789
Galp Energia SGPS SA	74,382	849,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jeronimo Martins SGPS SA	33,378	$603,726

		2,894,755

Russia (0.0%)
Evraz plc	74,191	211,722

Singapore (1.0%)
Ascendas REIT (REIT)	440,302	877,383
CapitaLand Commercial Trust (REIT)	378,716	407,969
CapitaLand Ltd.	372,700	743,995
CapitaLand Mall Trust (REIT)	397,000	500,348
City Developments Ltd.	56,400	285,907
ComfortDelGro Corp. Ltd.	305,700	327,139
DBS Group Holdings Ltd.	255,200	3,336,783
Genting Singapore Ltd.	913,941	444,135
Jardine Cycle & Carriage Ltd.	15,533	215,136
Keppel Corp. Ltd.	203,700	758,560
Mapletree Commercial Trust (REIT)	305,600	393,799
Oversea-Chinese Banking Corp. Ltd.	460,806	2,803,168
SATS Ltd.	96,300	214,319
Sembcorp Industries Ltd.	157,200	170,657
Singapore Airlines Ltd.	74,000	299,114
Singapore Exchange Ltd.	109,200	703,128
Singapore Press Holdings Ltd.	167,636	215,944
Singapore Technologies Engineering Ltd.	219,100	481,319
Singapore Telecommunications Ltd.	1,217,800	2,177,668
Suntec REIT (REIT)	352,800	310,538
United Overseas Bank Ltd.	182,475	2,498,902
UOL Group Ltd.	71,211	327,865
Venture Corp. Ltd.	37,400	355,469
Wilmar International Ltd.	302,800	684,899

		19,534,144

South Africa (0.1%)
Anglo American plc	146,083	2,552,695

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA	34,874	681,301
Aena SME SA(m)	9,772	1,066,439
Amadeus IT Group SA	61,042	2,894,944
Banco Bilbao Vizcaya Argentaria SA	947,908	3,030,248
Banco de Sabadell SA(x)	861,509	442,656
Banco Santander SA	2,362,435	5,750,047
Bankia SA(x)	197,401	220,381
Bankinter SA	103,743	380,877
CaixaBank SA	521,514	972,653
Cellnex Telecom SA(m)	34,820	1,584,890
Enagas SA	29,233	581,525
Endesa SA	45,488	973,862
Ferrovial SA	69,388	1,666,213
Grifols SA	43,183	1,470,818
Iberdrola SA	875,123	8,640,967
Industria de Diseno Textil SA	154,763	4,017,921
Mapfre SA	156,038	266,901
Naturgy Energy Group SA(x)	42,741	756,632
Red Electrica Corp. SA	60,889	1,096,415
Repsol SA	201,343	1,837,303
Siemens Gamesa Renewable Energy SA	34,704	522,174
Telefonica SA	660,913	3,034,145

		41,889,312

Sweden (2.1%)
Alfa Laval AB	41,760	723,709
Assa Abloy AB, Class B	140,897	2,663,655
Atlas Copco AB, Class A	97,214	3,267,153
Atlas Copco AB, Class B	56,275	1,659,458
Boliden AB	38,977	710,580
Electrolux AB	30,310	377,442
Epiroc AB, Class A	92,217	914,185
Epiroc AB, Class B	54,001	535,546
Essity AB, Class B	87,800	2,707,516
Hennes & Mauritz AB, Class B(x)	116,303	1,496,466
Hexagon AB, Class B	38,287	1,633,077
Husqvarna AB, Class B	56,432	283,727
ICA Gruppen AB	11,619	489,837
Industrivarden AB, Class C	21,453	418,793
Investor AB, Class B	64,752	2,978,226
Kinnevik AB, Class B	36,613	608,442
L E Lundbergforetagen AB, Class B	10,848	444,776
Lundin Petroleum AB	26,905	515,202
Sandvik AB	159,520	2,265,390
Securitas AB, Class B	46,735	505,831
Skandinaviska Enskilda Banken AB, Class A	231,368	1,565,082
Skanska AB, Class B(x)*	50,013	762,271
SKF AB, Class B	55,049	757,358
Svenska Handelsbanken AB, Class A*	219,682	1,839,667
Swedbank AB, Class A	128,120	1,430,682
Swedish Match AB(x)	25,227	1,443,034
Tele2 AB, Class B	69,708	936,751
Telefonaktiebolaget LM Ericsson, Class B*	436,772	3,564,660
Telia Co. AB	380,248	1,367,796
Volvo AB, Class B	209,037	2,513,610

		41,379,922

Switzerland (8.9%)
ABB Ltd. (Registered)	261,991	4,606,470
Adecco Group AG (Registered)	22,360	882,230
Alcon, Inc.*	59,053	3,013,594
Baloise Holding AG (Registered)	7,010	920,115
Barry Callebaut AG (Registered)	443	890,747
Chocoladefabriken Lindt & Spruengli AG	149	1,258,831
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	1,137,271
Cie Financiere Richemont SA (Registered)	74,154	4,063,981
Clariant AG (Registered)	27,773	467,122
Coca-Cola HBC AG	27,759	596,626
Credit Suisse Group AG (Registered)*	362,226	2,991,041
Dufry AG (Registered)	5,098	158,030
EMS-Chemie Holding AG (Registered)(x)	1,109	698,026
Geberit AG (Registered)	5,162	2,277,146
Givaudan SA (Registered)	1,306	4,049,154
Glencore plc*	1,517,592	2,316,240
Julius Baer Group Ltd.(x)*	32,999	1,126,619
Kuehne + Nagel International AG (Registered)(x)	7,767	1,067,567
LafargeHolcim Ltd. (Registered)*	69,005	2,522,600
Lonza Group AG (Registered)*	10,538	4,384,347
Nestle SA (Registered)	423,069	43,604,970
Novartis AG (Registered)	305,398	25,239,630
Pargesa Holding SA	5,589	371,010
Partners Group Holding AG	2,637	1,823,961
Roche Holding AG	99,876	32,471,088
Schindler Holding AG	5,895	1,295,742
Schindler Holding AG (Registered)	2,987	631,922
SGS SA (Registered)(x)	876	2,032,002
Sika AG (Registered)	18,473	3,056,477
Sonova Holding AG (Registered)	7,924	1,430,568
STMicroelectronics NV	96,512	2,100,458
Straumann Holding AG (Registered)	1,433	1,067,970
Swatch Group AG (The)	4,189	837,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The) (Registered)	7,880	$310,076
Swiss Life Holding AG (Registered)	4,947	1,684,303
Swiss Prime Site AG (Registered)	10,604	1,040,912
Swiss Re AG(x)	41,670	3,212,915
Swisscom AG (Registered)(x)	3,750	2,021,654
Temenos AG (Registered)(x)*	9,032	1,184,317
UBS Group AG (Registered)*	548,604	5,127,500
Vifor Pharma AG	6,192	856,751
Zurich Insurance Group AG	21,268	7,549,267

		178,378,480

United Arab Emirates (0.0%)
NMC Health plc(r)	14,241	18,513

United Kingdom (11.0%)
3i Group plc	140,865	1,378,589
Admiral Group plc	27,378	755,447
Ashtead Group plc	63,762	1,416,194
Associated British Foods plc	51,574	1,157,469
AstraZeneca plc	186,501	16,659,773
Auto Trader Group plc(m)	134,518	731,058
AVEVA Group plc	9,352	403,818
Aviva plc	546,898	1,815,647
BAE Systems plc	455,609	2,939,885
Barclays plc	2,455,319	2,852,866
Barratt Developments plc	142,933	778,997
Berkeley Group Holdings plc	17,285	772,658
BP plc	2,881,543	12,258,578
British American Tobacco plc	326,094	11,135,576
British Land Co. plc (The) (REIT)	127,834	531,836
BT Group plc	1,216,031	1,773,613
Bunzl plc	48,751	982,962
Burberry Group plc	59,347	970,925
Centrica plc	837,607	394,001
CK Hutchison Holdings Ltd.	390,652	2,619,832
CNH Industrial NV	147,341	843,029
Coca-Cola European Partners plc	32,332	1,213,420
Compass Group plc	225,508	3,523,475
Croda International plc	18,130	958,809
DCC plc	14,237	897,920
Diageo plc	333,627	10,685,630
Direct Line Insurance Group plc	204,387	747,863
easyJet plc	22,328	160,686
Experian plc	129,071	3,593,103
Fiat Chrysler Automobiles NV	157,136	1,132,352
G4S plc	216,018	246,559
GlaxoSmithKline plc	709,225	13,303,181
GVC Holdings plc	80,699	560,183
Halma plc	52,111	1,238,085
Hargreaves Lansdown plc	42,891	734,924
HSBC Holdings plc	2,887,638	16,261,967
Imperial Brands plc	134,564	2,494,270
Informa plc	182,417	1,011,687
InterContinental Hotels Group plc	25,035	1,071,889
Intertek Group plc	23,382	1,366,653
ITV plc	509,132	420,973
J Sainsbury plc	261,628	681,358
JD Sports Fashion plc	63,402	364,921
Johnson Matthey plc	28,102	624,516
Kingfisher plc	294,608	530,661
Land Securities Group plc (REIT)	101,973	702,568
Legal & General Group plc	841,434	2,013,007
Lloyds Banking Group plc	9,957,502	3,926,685
London Stock Exchange Group plc	44,622	4,020,514
M&G plc*	379,752	528,796
Marks & Spencer Group plc	282,673	347,093
Meggitt plc	110,613	400,711
Melrose Industries plc	697,566	787,760
Micro Focus International plc	41,894	207,236
Mondi plc	66,511	1,134,484
National Grid plc	497,933	5,836,021
Next plc	19,287	971,502
Ocado Group plc*	66,774	1,008,296
Pearson plc	116,958	807,572
Persimmon plc	44,446	1,052,588
Prudential plc	369,623	4,718,249
Reckitt Benckiser Group plc	100,851	7,740,077
RELX plc (London Stock Exchange)	145,556	3,120,302
RELX plc (Turquoise Stock Exchange)	130,049	2,798,721
Rentokil Initial plc	256,034	1,228,861
Rolls-Royce Holdings plc*	248,579	1,046,120
Royal Bank of Scotland Group plc	700,237	976,732
RSA Insurance Group plc	149,332	776,233
Sage Group plc (The)	152,862	1,119,563
Schroders plc	17,997	552,781
Segro plc (REIT)	154,049	1,456,818
Severn Trent plc	35,002	987,212
Smith & Nephew plc	122,460	2,173,124
Smiths Group plc	54,465	824,556
Spirax-Sarco Engineering plc	10,814	1,092,406
SSE plc	145,777	2,352,708
St James’s Place plc	75,963	723,834
Standard Chartered plc	381,729	2,103,963
Standard Life Aberdeen plc	341,170	943,844
Taylor Wimpey plc	484,799	704,492
Tesco plc	1,386,311	3,925,703
Unilever NV	208,619	10,278,659
Unilever plc	157,678	7,960,143
United Utilities Group plc	98,112	1,095,590
Vodafone Group plc	3,805,443	5,315,858
Weir Group plc (The)	33,881	307,104
Whitbread plc	17,871	669,219
Wm Morrison Supermarkets plc	311,049	685,238
WPP plc	178,935	1,219,210

		219,639,991

United States (0.3%)
Carnival plc	23,171	281,244
CyberArk Software Ltd.*	5,464	467,500
Ferguson plc	32,091	2,006,675
James Hardie Industries plc (CHDI)	63,804	744,175
QIAGEN NV*	34,279	1,391,122

		4,890,716

Total Common Stocks (81.0%) (Cost $1,786,262,103)		1,622,285,962

SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	61,126,435	61,132,548

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,800,008, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,836,000.(xx)	$1,800,000	$1,800,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,812,619, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,868,872.(xx)	2,812,618	2,812,618
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $3,000,163, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $3,251,410.(xx)	3,000,000	3,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $300,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $306,000.(xx)	300,000	300,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $2,500,049, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $2,550,000.(xx)	2,500,000	2,500,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $3,000,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $3,333,108.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		23,412,618

Total Short-Term Investments (4.2%) (Cost $84,545,166)		84,545,166

Total Investments in Securities (85.2%) (Cost $1,870,807,269)		1,706,831,128
Other Assets Less Liabilities (14.8%)		296,943,679

Net Assets (100%)		$2,003,774,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $17,181,028 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $51,209,817. This was collateralized by $30,995,351 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/7/20 - 8/15/49 and by cash of $23,412,618 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$266,996,356	13.3%
Health Care	232,153,662	11.6
Industrials	230,628,808	11.5
Consumer Staples	204,695,989	10.2
Consumer Discretionary	180,187,383	9.0
Information Technology	123,320,642	6.2
Materials	108,934,148	5.4
Communication Services	89,403,088	4.5
Utilities	68,270,959	3.4
Energy	63,932,771	3.2
Investment Company	61,132,548	3.0
Real Estate	53,762,156	2.7
Repurchase Agreements	23,412,618	1.2
Cash and Other	296,943,679	14.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	274,776	8,000,577	—	(214,574)	(9,888)	(3,017,841)	4,758,274	—	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
EURO STOXX 50 Index	(7,547)	6/2020	EUR	(228,648,917)	(14,523,357)
FTSE 100 Index	(2,002)	6/2020	GBP	(140,137,089)	(5,821,405)
SPI 200 Index	(634)	6/2020	AUD	(49,809,353)	1,423,333
TOPIX Index	(1,215)	6/2020	JPY	(158,534,759)	(11,401,170)

					(30,322,599)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	17,955,496	USD	10,689,886	HSBC Bank plc	6/19/2020	356,802
EUR	26,595,056	USD	28,821,273	HSBC Bank plc	6/19/2020	598,870
GBP	21,564,761	USD	25,706,707	HSBC Bank plc	6/19/2020	1,115,543
JPY	643,003,852	USD	5,862,379	HSBC Bank plc	6/19/2020	137,776
USD	55,986,066	AUD	86,677,186	HSBC Bank plc	6/19/2020	2,660,008
USD	304,588,935	EUR	269,427,027	HSBC Bank plc	6/19/2020	6,541,751
USD	144,867,837	GBP	112,245,004	HSBC Bank plc	6/19/2020	5,257,500
USD	204,673,412	JPY	21,363,832,613	HSBC Bank plc	6/19/2020	5,317,983

Total unrealized appreciation						21,986,233

EUR	7,963,909	USD	8,837,329	HSBC Bank plc	6/19/2020	(27,445)
JPY	1,684,737,946	USD	15,817,252	HSBC Bank plc	6/19/2020	(96,213)
USD	21,869,437	AUD	35,597,531	HSBC Bank plc	6/19/2020	(31,089)
USD	56,490,942	GBP	45,575,317	HSBC Bank plc	6/19/2020	(195,638)
USD	19,129,444	JPY	2,057,055,482	HSBC Bank plc	6/19/2020	(65,856)

Total unrealized depreciation						(416,241)

Net unrealized appreciation						21,569,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Australia	$—	$107,664,604	$41,365	$107,705,969
Austria	—	2,718,124	—	2,718,124
Belgium	—	14,140,905	—	14,140,905
Chile	—	552,880	—	552,880
China	560,150	6,884,519	—	7,444,669
Colombia	—	424,178	—	424,178
Denmark	—	35,488,469	—	35,488,469
Finland	—	18,643,567	—	18,643,567
France	—	170,576,417	—	170,576,417
Germany	—	134,989,794	—	134,989,794
Hong Kong	3,010,774	48,696,703	—	51,707,477
Ireland	405,616	9,206,922	—	9,612,538
Israel	3,821,973	5,527,055	—	9,349,028
Italy	—	31,765,089	—	31,765,089
Japan	—	425,555,415	—	425,555,415
Luxembourg	—	2,378,804	—	2,378,804
Macau	—	3,473,619	—	3,473,619
Netherlands	3,278,803	67,390,148	—	70,668,951
New Zealand	—	4,837,520	—	4,837,520
Norway	—	8,862,299	—	8,862,299
Portugal	—	2,894,755	—	2,894,755
Russia	—	211,722	—	211,722
Singapore	—	19,534,144	—	19,534,144
South Africa	—	2,552,695	—	2,552,695
Spain	—	41,889,312	—	41,889,312
Sweden	—	41,379,922	—	41,379,922
Switzerland	—	178,378,480	—	178,378,480
United Arab Emirates	—	—	18,513	18,513
United Kingdom	1,213,420	218,426,571	—	219,639,991
United States	467,500	4,423,216	—	4,890,716
Forward Currency Contracts	—	21,986,233	—	21,986,233
Futures	1,423,333	—	—	1,423,333
Short-Term Investments
Investment Company	61,132,548	—	—	61,132,548
Repurchase Agreements	—	23,412,618	—	23,412,618

Total Assets	$75,314,117	$1,654,866,699	$59,878	$1,730,240,694

Liabilities:
Forward Currency Contracts	$—	$(416,241)	$—	$(416,241)
Futures	(31,745,932)	—	—	(31,745,932)

Total Liabilities	$(31,745,932)	$(416,241)	$—	$(32,162,173)

Total	$43,568,185	$1,654,450,458	$59,878	$1,698,078,521

(a)	Securities with a market value of $59,878 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,909,821
Aggregate gross unrealized depreciation	(486,590,980)

Net unrealized depreciation	$(185,681,159)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,883,759,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	16,140	$470,481
CenturyLink, Inc.	2,100	19,866
Verizon Communications, Inc.	9,150	491,629

		981,976

Entertainment (0.5%)
Activision Blizzard, Inc.*	1,680	99,927
Electronic Arts, Inc.*	660	66,112
Live Nation Entertainment, Inc.*	319	14,502
Netflix, Inc.*	970	364,235
Take-Two Interactive Software, Inc.*	240	28,466
Walt Disney Co. (The)	4,053	391,520

		964,762

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	670	778,506
Alphabet, Inc., Class C*	690	802,339
Facebook, Inc., Class A*	5,300	884,040
Twitter, Inc.*	1,610	39,542

		2,504,427

Media (0.4%)
Charter Communications, Inc., Class A*	390	170,161
Comcast Corp., Class A	10,020	344,488
Discovery, Inc., Class A(x)*	330	6,415
Discovery, Inc., Class C*	780	13,681
DISH Network Corp., Class A*	505	10,095
Fox Corp., Class A	770	18,195
Fox Corp., Class B	359	8,214
Interpublic Group of Cos., Inc. (The)	850	13,762
News Corp., Class A	840	7,539
News Corp., Class B	270	2,427
Omnicom Group, Inc.	490	26,901
ViacomCBS, Inc.	1,215	17,022

		638,900

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	708	59,401

Total Communication Services		5,149,466

Consumer Discretionary (2.6%)
Auto Components (0.0%)
Aptiv plc	570	28,067
BorgWarner, Inc.	450	10,966

		39,033

Automobiles (0.1%)
Ford Motor Co.	8,670	41,876
General Motors Co.	2,880	59,846
Harley-Davidson, Inc.	330	6,247

		107,969

Distributors (0.0%)
Genuine Parts Co.	330	22,219
LKQ Corp.*	690	14,152

		36,371

Diversified Consumer Services (0.0%)
H&R Block, Inc.	450	6,336

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.(x)	870	11,458
Chipotle Mexican Grill, Inc.*	60	39,264
Darden Restaurants, Inc.	270	14,704
Hilton Worldwide Holdings, Inc.	630	42,991
Las Vegas Sands Corp.	762	32,362
Marriott International, Inc., Class A	630	47,130
McDonald’s Corp.	1,710	282,749
MGM Resorts International	1,110	13,098
Norwegian Cruise Line Holdings Ltd.*	480	5,261
Royal Caribbean Cruises Ltd.	390	12,546
Starbucks Corp.	2,760	181,442
Wynn Resorts Ltd.	220	13,242
Yum! Brands, Inc.	690	47,286

		743,533

Household Durables (0.1%)
DR Horton, Inc.	750	25,500
Garmin Ltd.	270	20,239
Leggett & Platt, Inc.	270	7,204
Lennar Corp., Class A	630	24,066
Mohawk Industries, Inc.*	150	11,436
Newell Brands, Inc.	840	11,155
NVR, Inc.*	8	20,553
PulteGroup, Inc.	540	12,053
Whirlpool Corp.	150	12,870

		145,076

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	924	1,801,541
Booking Holdings, Inc.*	100	134,532
eBay, Inc.	1,900	57,114
Expedia Group, Inc.	270	15,193

		2,008,380

Leisure Products (0.0%)
Hasbro, Inc.	240	17,172

Multiline Retail (0.1%)
Dollar General Corp.	580	87,586
Dollar Tree, Inc.*	530	38,939
Kohl’s Corp.	360	5,253
Macy’s, Inc.	680	3,339
Nordstrom, Inc.	230	3,528
Target Corp.	1,160	107,845

		246,490

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	160	14,931
AutoZone, Inc.*	60	50,760
Best Buy Co., Inc.	520	29,640
CarMax, Inc.*	370	19,917
Gap, Inc. (The)	470	3,309
Home Depot, Inc. (The)	2,510	468,642
L Brands, Inc.	500	5,780
Lowe’s Cos., Inc.	1,780	153,169
O’Reilly Automotive, Inc.*	180	54,189
Ross Stores, Inc.	820	71,316
Tiffany & Co.	240	31,080
TJX Cos., Inc. (The)	2,740	130,999
Tractor Supply Co.	270	22,829
Ulta Beauty, Inc.*	120	21,084

		1,077,645

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	330	3,561
Hanesbrands, Inc.	780	6,138
NIKE, Inc., Class B	2,790	230,845
PVH Corp.	180	6,775
Ralph Lauren Corp.	120	8,020
Tapestry, Inc.	630	8,158
Under Armour, Inc., Class A*	390	3,592
Under Armour, Inc., Class C*	420	3,385
VF Corp.	720	38,938

		309,412

Total Consumer Discretionary		4,737,417

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	360	19,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	8,520	$377,010
Constellation Brands, Inc., Class A	360	51,610
Molson Coors Beverage Co., Class B	390	15,214
Monster Beverage Corp.*	860	48,384
PepsiCo, Inc.	3,120	374,712

		886,913

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	980	279,427
Kroger Co. (The)	1,770	53,312
Sysco Corp.	1,020	46,543
Walgreens Boots Alliance, Inc.	1,770	80,978
Walmart, Inc.	3,160	359,039

		819,299

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,230	43,272
Campbell Soup Co.	420	19,387
Conagra Brands, Inc.	1,050	30,807
General Mills, Inc.	1,320	69,656
Hershey Co. (The)	300	39,750
Hormel Foods Corp.	600	27,984
JM Smucker Co. (The)	240	26,640
Kellogg Co.	540	32,395
Kraft Heinz Co. (The)	1,380	34,141
Lamb Weston Holdings, Inc.	300	17,130
McCormick & Co., Inc. (Non-Voting)	270	38,127
Mondelez International, Inc., Class A	3,180	159,254
Tyson Foods, Inc., Class A	630	36,458

		575,001

Household Products (0.5%)
Church & Dwight Co., Inc.	540	34,657
Clorox Co. (The)	300	51,975
Colgate-Palmolive Co.	1,890	125,420
Kimberly-Clark Corp.	750	95,903
Procter & Gamble Co. (The)	5,550	610,500

		918,455

Personal Products (0.0%)
Coty, Inc., Class A	990	5,108
Estee Lauder Cos., Inc. (The), Class A	480	76,483

		81,591

Tobacco (0.2%)
Altria Group, Inc.	4,140	160,094
Philip Morris International, Inc.	3,450	251,712

		411,806

Total Consumer Staples		3,693,065

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,110	11,655
Halliburton Co.	1,920	13,152
Helmerich & Payne, Inc.	240	3,756
National Oilwell Varco, Inc.	840	8,257
Schlumberger Ltd.	3,060	41,280
TechnipFMC plc	930	6,268

		84,368

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	810	3,386
Cabot Oil & Gas Corp.	930	15,987
Chevron Corp.	4,230	306,506
Concho Resources, Inc.	450	19,282
ConocoPhillips	2,490	76,692
Devon Energy Corp.	960	6,634
Diamondback Energy, Inc.	330	8,646
EOG Resources, Inc.	1,290	46,337
Exxon Mobil Corp.	9,390	356,538
Hess Corp.	540	17,982
HollyFrontier Corp.	330	8,088
Kinder Morgan, Inc.	4,320	60,134
Marathon Oil Corp.	1,800	5,922
Marathon Petroleum Corp.	1,470	34,721
Noble Energy, Inc.	1,050	6,342
Occidental Petroleum Corp.(x)	1,966	22,766
ONEOK, Inc.	900	19,629
Phillips 66	930	49,894
Pioneer Natural Resources Co.	390	27,359
Valero Energy Corp.	930	42,185
Williams Cos., Inc. (The)	2,670	37,781

		1,172,811

Total Energy		1,257,179

Financials (2.9%)
Banks (1.1%)
Bank of America Corp.	18,338	389,316
Citigroup, Inc.	5,190	218,603
Citizens Financial Group, Inc.	1,020	19,186
Comerica, Inc.	330	9,682
Fifth Third Bancorp	1,440	21,384
First Republic Bank	360	29,621
Huntington Bancshares, Inc.	2,310	18,965
JPMorgan Chase & Co.	7,260	653,618
KeyCorp	2,220	23,021
M&T Bank Corp.	300	31,029
People’s United Financial, Inc.	870	9,613
PNC Financial Services Group, Inc. (The)	1,020	97,634
Regions Financial Corp.	2,250	20,183
SVB Financial Group*	120	18,130
Truist Financial Corp.	2,923	90,145
US Bancorp	3,330	114,719
Wells Fargo & Co.	9,060	260,022
Zions Bancorp NA	390	10,436

		2,035,307

Capital Markets (0.7%)
Ameriprise Financial, Inc.	300	30,744
Bank of New York Mellon Corp. (The)	1,920	64,665
BlackRock, Inc.	270	118,792
Cboe Global Markets, Inc.	240	21,420
Charles Schwab Corp. (The)	2,610	87,748
CME Group, Inc.	810	140,057
E*TRADE Financial Corp.	540	18,533
Franklin Resources, Inc.	630	10,515
Goldman Sachs Group, Inc. (The)	780	120,580
Intercontinental Exchange, Inc.	1,260	101,745
Invesco Ltd.	870	7,900
MarketAxess Holdings, Inc.	84	27,936
Moody’s Corp.	360	76,140
Morgan Stanley	2,880	97,920
MSCI, Inc.	180	52,013
Nasdaq, Inc.	240	22,788
Northern Trust Corp.	480	36,221
Raymond James Financial, Inc.	270	17,064
S&P Global, Inc.	570	139,678
State Street Corp.	840	44,747
T. Rowe Price Group, Inc.	510	49,801

		1,287,007

Consumer Finance (0.1%)
American Express Co.	1,530	130,983
Capital One Financial Corp.	1,020	51,429
Discover Financial Services	720	25,682
Synchrony Financial	1,440	23,170

		231,264

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,320	789,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.6%)
Aflac, Inc.	1,650	$56,496
Allstate Corp. (The)	720	66,045
American International Group, Inc.	1,920	46,560
Aon plc	540	89,122
Arthur J Gallagher & Co.	390	31,789
Assurant, Inc.	120	12,491
Chubb Ltd.	1,020	113,924
Cincinnati Financial Corp.	330	24,898
Everest Re Group Ltd.	90	17,318
Globe Life, Inc.	210	15,114
Hartford Financial Services Group, Inc. (The)	780	27,487
Lincoln National Corp.	450	11,844
Loews Corp.	600	20,898
Marsh & McLennan Cos., Inc.	1,110	95,971
MetLife, Inc.	2,100	64,197
Principal Financial Group, Inc.	570	17,864
Progressive Corp. (The)	1,290	95,254
Prudential Financial, Inc.	900	46,926
Travelers Cos., Inc. (The)	600	59,610
Unum Group	450	6,754
Willis Towers Watson plc	300	50,955
WR Berkley Corp.	326	17,007

		988,524

Total Financials		5,331,928

Health Care (4.1%)
Biotechnology (0.7%)
AbbVie, Inc.	3,270	249,141
Alexion Pharmaceuticals, Inc.*	510	45,793
Amgen, Inc.	1,380	279,767
Biogen, Inc.*	450	142,371
Gilead Sciences, Inc.	2,820	210,823
Incyte Corp.*	390	28,560
Regeneron Pharmaceuticals, Inc.*	180	87,892
Vertex Pharmaceuticals, Inc.*	570	135,632

		1,179,979

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	3,900	307,749
ABIOMED, Inc.*	120	17,419
Align Technology, Inc.*	180	31,311
Baxter International, Inc.	1,050	85,250
Becton Dickinson and Co.	600	137,862
Boston Scientific Corp.*	3,060	99,848
Cooper Cos., Inc. (The)	120	33,080
Danaher Corp.	1,380	191,006
Dentsply Sirona, Inc.	480	18,638
Edwards Lifesciences Corp.*	480	90,538
Hologic, Inc.*	570	20,007
IDEXX Laboratories, Inc.*	210	50,870
Intuitive Surgical, Inc.*	270	133,707
Medtronic plc	2,970	267,835
ResMed, Inc.	300	44,187
STERIS plc	192	26,874
Stryker Corp.	690	114,878
Teleflex, Inc.	120	35,143
Varian Medical Systems, Inc.*	210	21,559
Zimmer Biomet Holdings, Inc.	450	45,486

		1,773,247

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	330	29,205
Anthem, Inc.	570	129,413
Cardinal Health, Inc.	660	31,641
Centene Corp.*	1,305	77,530
Cigna Corp.	840	148,831
CVS Health Corp.	2,870	170,277
DaVita, Inc.*	270	20,536
HCA Healthcare, Inc.	600	53,910
Henry Schein, Inc.*	330	16,672
Humana, Inc.	300	94,206
Laboratory Corp. of America Holdings*	210	26,542
McKesson Corp.	420	56,809
Quest Diagnostics, Inc.	300	24,090
UnitedHealth Group, Inc.	2,130	531,179
Universal Health Services, Inc., Class B	180	17,834

		1,428,675

Health Care Technology (0.0%)
Cerner Corp.	710	44,723

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	49,418
Illumina, Inc.*	330	90,129
IQVIA Holdings, Inc.*	360	38,830
Mettler-Toledo International, Inc.*	60	41,431
PerkinElmer, Inc.	240	18,067
Thermo Fisher Scientific, Inc.	900	255,240
Waters Corp.*	180	32,769

		525,884

Pharmaceuticals (1.3%)
Allergan plc	690	122,199
Bristol-Myers Squibb Co.	5,160	287,618
Eli Lilly & Co.	1,916	265,788
Johnson & Johnson	5,910	774,978
Merck & Co., Inc.	5,730	440,866
Mylan NV*	1,140	16,997
Perrigo Co. plc	270	12,984
Pfizer, Inc.	12,301	401,505
Zoetis, Inc.	1,050	123,575

		2,446,510

Total Health Care		7,399,018

Industrials (2.2%)
Aerospace & Defense (0.5%)
Arconic, Inc.	930	14,936
Boeing Co. (The)	1,170	174,494
General Dynamics Corp.	600	79,386
Huntington Ingalls Industries, Inc.	90	16,399
L3Harris Technologies, Inc.	504	90,780
Lockheed Martin Corp.	540	183,033
Northrop Grumman Corp.	390	117,994
Raytheon Co.	630	82,624
Textron, Inc.	510	13,602
TransDigm Group, Inc.	120	38,423
United Technologies Corp.	1,800	169,794

		981,465

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	300	19,860
Expeditors International of Washington, Inc.	360	24,019
FedEx Corp.	540	65,480
United Parcel Service, Inc., Class B	1,530	142,933

		252,292

Airlines (0.1%)
Alaska Air Group, Inc.	270	7,687
American Airlines Group, Inc.(x)	870	10,605
Delta Air Lines, Inc.	1,350	38,515
Southwest Airlines Co.	1,080	38,459
United Airlines Holdings, Inc.*	480	15,144

		110,410

Building Products (0.1%)
Allegion plc	210	19,324
AO Smith Corp.	300	11,343
Fortune Brands Home & Security, Inc.	300	12,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	2,010	$54,190
Masco Corp.	630	21,779
Trane Technologies plc	540	44,599

		164,210

Commercial Services & Supplies (0.1%)
Cintas Corp.	190	32,912
Copart, Inc.*	440	30,149
Republic Services, Inc.	480	36,029
Rollins, Inc.	300	10,842
Waste Management, Inc.	860	79,601

		189,533

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	260	20,610
Quanta Services, Inc.	300	9,519

		30,129

Electrical Equipment (0.1%)
AMETEK, Inc.	510	36,730
Eaton Corp. plc	930	72,252
Emerson Electric Co.	1,350	64,327
Rockwell Automation, Inc.	270	40,746

		214,055

Industrial Conglomerates (0.3%)
3M Co.	1,280	174,733
General Electric Co.	19,290	153,163
Honeywell International, Inc.	1,620	216,740
Roper Technologies, Inc.	240	74,834

		619,470

Machinery (0.4%)
Caterpillar, Inc.	1,290	149,692
Cummins, Inc.	330	44,656
Deere & Co.	720	99,475
Dover Corp.	330	27,700
Flowserve Corp.	270	6,450
Fortive Corp.	660	36,425
IDEX Corp.	169	23,341
Illinois Tool Works, Inc.	660	93,799
Ingersoll Rand, Inc.*	476	11,805
PACCAR, Inc.	750	45,847
Parker-Hannifin Corp.	300	38,919
Pentair plc	330	9,821
Snap-on, Inc.	120	13,058
Stanley Black & Decker, Inc.	330	33,000
Westinghouse Air Brake Technologies Corp.	312	15,017
Xylem, Inc.	390	25,401

		674,406

Professional Services (0.1%)
Equifax, Inc.	270	32,252
IHS Markit Ltd.	800	48,000
Nielsen Holdings plc	780	9,781
Robert Half International, Inc.	260	9,815
Verisk Analytics, Inc.	360	50,177

		150,025

Road & Rail (0.3%)
CSX Corp.	1,710	97,983
JB Hunt Transport Services, Inc.	180	16,601
Kansas City Southern	210	26,708
Norfolk Southern Corp.	600	87,600
Old Dominion Freight Line, Inc.	216	28,352
Union Pacific Corp.	1,620	228,485

		485,729

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,260	39,375
United Rentals, Inc.*	180	18,522
WW Grainger, Inc.	120	29,820

		87,717

Total Industrials		3,959,441

Information Technology (6.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	120	24,306
Cisco Systems, Inc.	9,750	383,273
F5 Networks, Inc.*	130	13,862
Juniper Networks, Inc.	750	14,355
Motorola Solutions, Inc.	360	47,851

		483,647

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	660	48,101
CDW Corp.	326	30,406
Corning, Inc.	1,740	35,739
FLIR Systems, Inc.	300	9,567
IPG Photonics Corp.*	90	9,925
Keysight Technologies, Inc.*	420	35,146
TE Connectivity Ltd.	750	47,235
Zebra Technologies Corp., Class A*	122	22,399

		238,518

IT Services (1.5%)
Accenture plc, Class A	1,420	231,829
Akamai Technologies, Inc.*	360	32,936
Alliance Data Systems Corp.	100	3,365
Automatic Data Processing, Inc.	970	132,580
Broadridge Financial Solutions, Inc.	240	22,759
Cognizant Technology Solutions Corp., Class A	1,270	59,017
DXC Technology Co.	590	7,700
Fidelity National Information Services, Inc.	1,370	166,647
Fiserv, Inc.*	1,276	121,207
FleetCor Technologies, Inc.*	210	39,173
Gartner, Inc.*	210	20,910
Global Payments, Inc.	641	92,451
International Business Machines Corp.	1,980	219,641
Jack Henry & Associates, Inc.	170	26,391
Leidos Holdings, Inc.	323	29,603
Mastercard, Inc., Class A	2,010	485,536
Paychex, Inc.	710	44,673
PayPal Holdings, Inc.*	2,600	248,924
VeriSign, Inc.*	240	43,222
Visa, Inc., Class A	3,900	628,368
Western Union Co. (The)	960	17,405

		2,674,337

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	1,950	88,686
Analog Devices, Inc.	810	72,616
Applied Materials, Inc.	2,100	96,222
Broadcom, Inc.	900	213,390
Intel Corp.	9,960	539,035
KLA Corp.	330	47,434
Lam Research Corp.	330	79,200
Maxim Integrated Products, Inc.	600	29,166
Microchip Technology, Inc.	510	34,578
Micron Technology, Inc.*	2,460	103,468
NVIDIA Corp.	1,350	355,860
Qorvo, Inc.*	270	21,770
QUALCOMM, Inc.	2,670	180,626
Skyworks Solutions, Inc.	390	34,858
Texas Instruments, Inc.	2,070	206,855
Xilinx, Inc.	570	44,426

		2,148,190

Software (2.2%)
Adobe, Inc.*	1,080	343,699
ANSYS, Inc.*	190	44,169
Autodesk, Inc.*	480	74,928
Cadence Design Systems, Inc.*	600	39,624
Citrix Systems, Inc.	280	39,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	300	$30,351
Intuit, Inc.	580	133,400
Microsoft Corp.	17,040	2,687,378
NortonLifeLock, Inc.	1,410	26,381
Oracle Corp.	4,954	239,427
Paycom Software, Inc.*	111	22,423
salesforce.com, Inc.*	1,910	275,002
ServiceNow, Inc.*	422	120,937
Synopsys, Inc.*	330	42,501

		4,119,854

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	9,461	2,405,838
Hewlett Packard Enterprise Co.	3,050	29,615
HP, Inc.	3,390	58,850
NetApp, Inc.	540	22,513
Seagate Technology plc	540	26,352
Western Digital Corp.	630	26,221
Xerox Holdings Corp.	420	7,955

		2,577,344

Total Information Technology		12,241,890

Materials (0.6%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	480	95,813
Albemarle Corp.	240	13,529
Celanese Corp.	270	19,815
CF Industries Holdings, Inc.	480	13,056
Corteva, Inc.	1,680	39,480
Dow, Inc.	1,680	49,123
DuPont de Nemours, Inc.	1,679	57,254
Eastman Chemical Co.	300	13,974
Ecolab, Inc.	570	88,823
FMC Corp.	300	24,507
International Flavors & Fragrances, Inc.(x)	210	21,437
Linde plc	1,230	212,790
LyondellBasell Industries NV, Class A	660	32,756
Mosaic Co. (The)	780	8,439
PPG Industries, Inc.	510	42,636
Sherwin-Williams Co. (The)	180	82,714

		816,146

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	28,384
Vulcan Materials Co.	300	32,421

		60,805

Containers & Packaging (0.1%)
Amcor plc	3,634	29,508
Avery Dennison Corp.	180	18,337
Ball Corp.	720	46,555
International Paper Co.	870	27,083
Packaging Corp. of America	210	18,234
Sealed Air Corp.	330	8,154
Westrock Co.	540	15,261

		163,132

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,210	21,668
Newmont Corp.	1,815	82,183
Nucor Corp.	660	23,773

		127,624

Total Materials		1,167,707

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	240	32,894
American Tower Corp. (REIT)	990	215,573
Apartment Investment & Management Co. (REIT), Class A	330	11,599
AvalonBay Communities, Inc. (REIT)	300	44,151
Boston Properties, Inc. (REIT)	330	30,436
Crown Castle International Corp. (REIT)	930	134,292
Digital Realty Trust, Inc. (REIT)	597	82,929
Duke Realty Corp. (REIT)	780	25,256
Equinix, Inc. (REIT)	210	131,160
Equity Residential (REIT)	810	49,985
Essex Property Trust, Inc. (REIT)	150	33,036
Extra Space Storage, Inc. (REIT)	270	25,855
Federal Realty Investment Trust (REIT)	180	13,430
Healthpeak Properties, Inc. (REIT)	1,050	25,043
Host Hotels & Resorts, Inc. (REIT)	1,620	17,885
Iron Mountain, Inc. (REIT)	630	14,994
Kimco Realty Corp. (REIT)	930	8,993
Mid-America Apartment Communities, Inc. (REIT)	240	24,727
Prologis, Inc. (REIT)	1,674	134,539
Public Storage (REIT)	330	65,541
Realty Income Corp. (REIT)	660	32,908
Regency Centers Corp. (REIT)	360	13,835
SBA Communications Corp. (REIT)	240	64,793
Simon Property Group, Inc. (REIT)	690	37,853
SL Green Realty Corp. (REIT)	180	7,758
UDR, Inc. (REIT)	600	21,924
Ventas, Inc. (REIT)	780	20,904
Vornado Realty Trust (REIT)	360	13,036
Welltower, Inc. (REIT)	840	38,455
Weyerhaeuser Co. (REIT)	1,650	27,968

		1,401,752

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	26,020

Total Real Estate		1,427,772

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	510	24,628
American Electric Power Co., Inc.	1,080	86,378
Duke Energy Corp.	1,620	131,026
Edison International	720	39,449
Entergy Corp.	420	39,467
Evergy, Inc.	540	29,727
Eversource Energy	690	53,965
Exelon Corp.	2,130	78,405
FirstEnergy Corp.	1,110	44,478
NextEra Energy, Inc.	1,080	259,870
NRG Energy, Inc.	600	16,356
Pinnacle West Capital Corp.	240	18,190
PPL Corp.	1,590	39,241
Southern Co. (The)	2,280	123,439
Xcel Energy, Inc.	1,140	68,742

		1,053,361

Gas Utilities (0.0%)
Atmos Energy Corp.	240	23,815

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,440	19,584

Multi-Utilities (0.3%)
Ameren Corp.	540	39,328
CenterPoint Energy, Inc.	1,110	17,150
CMS Energy Corp.	600	35,250
Consolidated Edison, Inc.	690	53,820
Dominion Energy, Inc.	1,770	127,776
DTE Energy Co.	390	37,038
NiSource, Inc.	810	20,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	1,110	$49,850
Sempra Energy	600	67,794
WEC Energy Group, Inc.	690	60,810

		509,042

Water Utilities (0.0%)
American Water Works Co., Inc.	390	46,628

Total Utilities		1,652,430

Total Common Stocks (26.3%) (Cost $51,204,633)		48,017,313

EXCHANGE TRADED FUNDS (ETF):
Equity (15.5%)
iShares MSCI EAFE ETF	397,815	21,267,190
iShares Russell 2000 ETF(x)	28,890	3,306,749
SPDR S&P MidCap 400 ETF Trust(x)	14,635	3,847,249

Total Exchange Traded Funds (15.5%) (Cost $36,759,828)		28,421,188

SHORT-TERM INVESTMENTS:
Investment Company (24.1%)
JPMorgan Prime Money Market Fund, IM Shares	43,992,180	43,996,579

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $4,086,860, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $4,168,598.(xx)	4,086,859	4,086,859

Total Repurchase Agreements		4,186,859

U.S. Treasury Obligations (30.5%)
U.S. Treasury Bills 0.13%, 9/24/20(p)	55,855,000	55,819,119

Total Short-Term Investments (56.9%) (Cost $104,036,730)		104,002,557

Total Investments in Securities (98.7%) (Cost $192,001,191)		180,441,058
Other Assets Less Liabilities (1.3%)		2,356,242

Net Assets (100%)		$182,797,300

*	Non-income producing.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $6,500,638. This was collateralized by $2,529,603 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $4,186,859 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	190	6/2020	USD	14,813,350	1,093,636
Russell 2000 E-Mini Index	8	6/2020	USD	459,040	(44,362)
U.S. Treasury 10 Year Note	228	6/2020	USD	31,620,750	1,062,386

					2,111,660

Short Contracts
EURO STOXX 50 Index	(320)	6/2020	EUR	(9,694,932)	(1,167,556)
FTSE 100 Index	(18)	6/2020	GBP	(1,259,974)	(11,575)
S&P 500 E-Mini Index	(95)	6/2020	USD	(12,206,075)	(794,148)
SPI 200 Index	(25)	6/2020	AUD	(1,964,091)	(26,448)
TOPIX Index	(31)	6/2020	JPY	(4,044,920)	(327,440)

					(2,327,167)

					(215,507)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	2,993,050	USD	3,097,831	HSBC Bank plc	6/15/2020	22,986
JPY	93,458,903	USD	871,346	JPMorgan Chase Bank	6/15/2020	624
JPY	131,654,564	USD	1,206,906	Morgan Stanley	6/15/2020	21,428
USD	3,100,650	AUD	4,695,740	BNP Paribas	6/15/2020	211,715
USD	1,444,397	AUD	2,186,250	Citibank NA	6/15/2020	99,362
USD	481,864	AUD	728,750	JPMorgan Chase Bank	6/15/2020	33,519
USD	1,558,246	AUD	2,316,000	Morgan Stanley	6/15/2020	133,386
USD	613,219	CHF	587,194	BNP Paribas	6/15/2020	959
USD	123,244	CHF	117,312	JPMorgan Chase Bank	6/15/2020	925
USD	1,666,277	EUR	1,498,956	Citibank NA	6/15/2020	8,336
USD	5,260,267	GBP	4,077,000	Citibank NA	6/15/2020	189,539
USD	1,071,915	NOK	9,958,000	BNP Paribas	6/15/2020	113,811
USD	1,358,952	NZD	2,162,543	JPMorgan Chase Bank	6/15/2020	69,331
USD	6,243,051	SEK	59,175,445	Morgan Stanley	6/15/2020	251,364

Total unrealized appreciation						1,157,285

AUD	3,848,374	USD	2,581,797	Citibank NA	6/15/2020	(214,183)
AUD	1,470,000	USD	993,289	JPMorgan Chase Bank	6/15/2020	(88,909)
AUD	1,470,000	USD	992,003	JPMorgan Chase Bank	6/15/2020	(87,623)
AUD	3,577,864	USD	2,343,505	Natwest Markets plc	6/15/2020	(142,314)
CHF	3,646,000	USD	3,905,564	JPMorgan Chase Bank	6/15/2020	(103,923)
CHF	268,194	USD	279,665	JPMorgan Chase Bank	6/15/2020	(22)
EUR	2,654,071	USD	2,963,181	Citibank NA	6/15/2020	(27,607)
EUR	169,512	USD	190,530	JPMorgan Chase Bank	6/15/2020	(3,039)
EUR	627,836	USD	698,908	Natwest Markets plc	6/15/2020	(4,480)
GBP	1,804,193	USD	2,316,835	HSBC Bank plc	6/15/2020	(72,887)
JPY	93,206,376	USD	871,921	Goldman Sachs & Co.	6/15/2020	(2,307)
JPY	315,507,208	USD	2,943,755	JPMorgan Chase Bank	6/15/2020	(78)
NOK	9,958,000	USD	1,057,969	Morgan Stanley	6/15/2020	(99,865)
NZD	1,116,543	USD	699,640	BNP Paribas	6/15/2020	(33,795)
NZD	1,046,000	USD	677,492	JPMorgan Chase Bank	6/15/2020	(53,716)
SEK	20,766,000	USD	2,169,915	Citibank NA	6/15/2020	(67,297)
SEK	39,743,714	USD	4,088,112	JPMorgan Chase Bank	6/15/2020	(63,946)
USD	746,309	CHF	725,396	Citibank NA	6/15/2020	(10,053)
USD	1,409,239	CHF	1,371,605	Goldman Sachs & Co.	6/15/2020	(20,917)
USD	465,452	EUR	423,000	JPMorgan Chase Bank	6/15/2020	(2,414)
USD	1,220,688	JPY	132,655,500	BNP Paribas	6/15/2020	(16,986)
USD	1,219,573	JPY	132,655,500	JPMorgan Chase Bank	6/15/2020	(18,101)
USD	2,093,727	JPY	227,399,000	JPMorgan Chase Bank	6/15/2020	(27,901)

Total unrealized depreciation						(1,162,363)

Net unrealized depreciation						(5,078)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,149,466	$—	$—	$5,149,466
Consumer Discretionary	4,737,417	—	—	4,737,417
Consumer Staples	3,693,065	—	—	3,693,065
Energy	1,257,179	—	—	1,257,179
Financials	5,331,928	—	—	5,331,928
Health Care	7,399,018	—	—	7,399,018
Industrials	3,959,441	—	—	3,959,441
Information Technology	12,241,890	—	—	12,241,890
Materials	1,167,707	—	—	1,167,707
Real Estate	1,427,772	—	—	1,427,772
Utilities	1,652,430	—	—	1,652,430
Exchange Traded Funds	28,421,188	—	—	28,421,188
Forward Currency Contracts	—	1,157,285	—	1,157,285
Futures	2,156,022	—	—	2,156,022
Short-Term Investments
Investment Company	43,996,579	—	—	43,996,579
Repurchase Agreements	—	4,186,859	—	4,186,859
U.S. Treasury Obligations	—	55,819,119	—	55,819,119

Total Assets	$122,591,102	$61,163,263	$—	$183,754,365

Liabilities:
Forward Currency Contracts	$—	$(1,162,363)	$—	$(1,162,363)
Futures	(2,371,529)	—	—	(2,371,529)

Total Liabilities	$(2,371,529)	$(1,162,363)	$—	$(3,533,892)

Total	$120,219,573	$60,000,900	$—	$180,220,473

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,446,399
Aggregate gross unrealized depreciation	(19,040,092)

Net unrealized depreciation	$(12,593,693)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,814,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	91,168	$2,657,547
BT Group plc	76,491	111,564
Cellnex Telecom SA(m)	2,379	108,284
CenturyLink, Inc.	11,900	112,574
Deutsche Telekom AG (Registered)	30,387	402,340
Elisa OYJ	1,328	82,520
HKT Trust & HKT Ltd.	32,415	44,008
Iliad SA(x)	256	34,795
Koninklijke KPN NV	32,245	77,128
Nippon Telegraph & Telephone Corp.	11,818	280,444
Orange SA	18,331	227,272
PCCW Ltd.	31,094	17,086
Proximus SADP	1,481	33,987
Singapore Telecommunications Ltd.	72,285	128,565
Spark New Zealand Ltd.	15,677	38,213
Swisscom AG (Registered)	244	131,542
Telecom Italia SpA (Aquis Stock Exchange)	51,497	20,385
Telecom Italia SpA (Turquoise Stock Exchange)*	82,337	33,672
Telefonica Deutschland Holding AG	6,587	16,371
Telefonica SA	42,180	193,642
Telenor ASA	6,659	97,584
Telia Co. AB	24,249	87,226
Telstra Corp. Ltd.	37,906	72,347
TPG Telecom Ltd.	2,569	11,126
United Internet AG (Registered)	1,130	33,897
Verizon Communications, Inc.	51,750	2,780,528

		7,834,647

Entertainment (1.0%)
Activision Blizzard, Inc.*	9,561	568,688
Bollore SA	7,479	20,602
Electronic Arts, Inc.*	3,750	375,638
Konami Holdings Corp.	905	27,746
Live Nation Entertainment, Inc.*	1,822	82,828
Netflix, Inc.*	5,480	2,057,740
Nexon Co. Ltd.	4,441	72,640
Nintendo Co. Ltd.	1,020	393,408
Square Enix Holdings Co. Ltd.	837	37,405
Take-Two Interactive Software, Inc.*	1,431	169,731
Toho Co. Ltd.	1,107	33,845
Ubisoft Entertainment SA*	795	58,628
Vivendi SA	7,777	166,868
Walt Disney Co. (The)	23,135	2,234,841

		6,300,608

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	3,790	4,403,791
Alphabet, Inc., Class C*	3,870	4,500,075
Auto Trader Group plc(m)	8,214	44,640
Facebook, Inc., Class A*	30,090	5,019,012
Kakaku.com, Inc.	1,312	24,077
LINE Corp.*	624	30,151
REA Group Ltd.(x)	540	25,425
Twitter, Inc.*	9,031	221,801
Z Holdings Corp.	23,094	74,284

		14,343,256

Media (0.6%)
Altice Europe NV, Class A*	6,144	23,750
Charter Communications, Inc., Class A*	2,236	975,589
Comcast Corp., Class A	56,850	1,954,503
CyberAgent, Inc.	1,001	38,845
Dentsu Group, Inc.	1,954	37,673
Discovery, Inc., Class A*	1,950	37,908
Discovery, Inc., Class C*	4,490	78,755
DISH Network Corp., Class A*	2,977	59,510
Eutelsat Communications SA	1,519	15,905
Fox Corp., Class A	4,400	103,972
Fox Corp., Class B	2,033	46,515
Hakuhodo DY Holdings, Inc.	2,066	20,839
Informa plc	11,432	63,402
Interpublic Group of Cos., Inc. (The)	4,770	77,226
ITV plc	30,951	25,592
JCDecaux SA(x)	864	15,668
News Corp., Class A	4,800	43,080
News Corp., Class B	1,550	13,935
Omnicom Group, Inc.	2,800	153,720
Pearson plc	6,895	47,609
Publicis Groupe SA	2,044	58,642
Schibsted ASA, Class B	920	16,334
SES SA (FDR)	3,340	19,652
Singapore Press Holdings Ltd.	11,960	15,407
Telenet Group Holding NV	462	13,926
ViacomCBS, Inc.	6,823	95,590
WPP plc	11,502	78,371

		4,131,918

Wireless Telecommunication Services (0.3%)
KDDI Corp.	16,177	478,161
Millicom International Cellular SA (SDR)	645	18,162
NTT DOCOMO, Inc.	12,270	385,710
Softbank Corp.(x)	15,363	195,555
SoftBank Group Corp.	14,273	499,798
Tele2 AB, Class B	4,423	59,437
T-Mobile US, Inc.*	4,041	339,040
Vodafone Group plc	243,759	340,509

		2,316,372

Total Communication Services		34,926,801

Consumer Discretionary (5.9%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	37,578
Aptiv plc	3,300	162,492
BorgWarner, Inc.	2,600	63,362
Bridgestone Corp.(x)	5,281	162,513
Cie Generale des Etablissements Michelin SCA	1,592	141,697
Continental AG	1,030	75,324
Denso Corp.	4,025	130,016
Faurecia SE	709	21,222
JTEKT Corp.(x)	1,993	13,533
Koito Manufacturing Co. Ltd.	962	32,556
NGK Spark Plug Co. Ltd.	1,383	19,467
Nokian Renkaat OYJ	1,130	27,422
Pirelli & C SpA(m)	3,486	12,479
Stanley Electric Co. Ltd.	1,203	23,704
Sumitomo Electric Industries Ltd.	6,789	71,412
Sumitomo Rubber Industries Ltd.	1,478	13,949
Toyoda Gosei Co. Ltd.	700	12,002
Toyota Industries Corp.	1,374	65,931
Valeo SA	2,294	38,363
Yokohama Rubber Co. Ltd. (The)	1,089	13,511

		1,138,533

Automobiles (0.6%)
Bayerische Motoren Werke AG	3,016	158,340
Bayerische Motoren Werke AG (Preference)(q)	529	23,144
Daimler AG (Registered)	8,297	254,531
Ferrari NV	1,123	174,544
Fiat Chrysler Automobiles NV	9,730	70,116
Ford Motor Co.	48,950	236,428
General Motors Co.	16,400	340,792
Harley-Davidson, Inc.	2,000	37,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	14,944	$336,086
Isuzu Motors Ltd.	5,064	33,520
Mazda Motor Corp.	4,757	25,168
Mitsubishi Motors Corp.	5,730	16,226
Nissan Motor Co. Ltd.	20,342	67,156
Peugeot SA	5,453	72,702
Porsche Automobil Holding SE (Preference)(q)	1,445	62,424
Renault SA	1,767	34,316
Subaru Corp.(x)	5,626	108,017
Suzuki Motor Corp.	3,438	82,264
Toyota Motor Corp.	20,800	1,252,197
Volkswagen AG	305	41,335
Volkswagen AG (Preference)(q)	1,706	203,260
Yamaha Motor Co. Ltd.	2,568	31,019

		3,661,445

Distributors (0.0%)
Genuine Parts Co.	1,850	124,560
Jardine Cycle & Carriage Ltd.	925	12,812
LKQ Corp.*	3,950	81,015

		218,387

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	16,962
H&R Block, Inc.	2,550	35,904

		52,866

Hotels, Restaurants & Leisure (0.8%)
Accor SA(x)	1,695	46,365
Aristocrat Leisure Ltd.	5,254	67,982
Carnival Corp.(x)	5,000	65,850
Carnival plc	1,481	17,976
Chipotle Mexican Grill, Inc.*	340	222,496
Compass Group plc	14,509	226,697
Crown Resorts Ltd.	3,266	15,147
Darden Restaurants, Inc.	1,550	84,413
Flight Centre Travel Group Ltd.(r)	522	3,182
Flutter Entertainment plc(x)	729	66,086
Galaxy Entertainment Group Ltd.	19,394	102,728
Genting Singapore Ltd.	51,727	25,137
GVC Holdings plc	5,315	36,895
Hilton Worldwide Holdings, Inc.	3,716	253,580
InterContinental Hotels Group plc	1,616	69,190
Las Vegas Sands Corp.	4,349	184,702
Marriott International, Inc., Class A	3,520	263,331
McDonald’s Corp.	9,650	1,595,627
McDonald’s Holdings Co. Japan Ltd.	601	27,142
Melco Resorts & Entertainment Ltd. (ADR)	1,868	23,163
MGM Resorts International	6,231	73,526
Norwegian Cruise Line Holdings Ltd.*	2,725	29,866
Oriental Land Co. Ltd.(x)	1,837	235,088
Royal Caribbean Cruises Ltd.	2,150	69,165
Sands China Ltd.	21,793	79,313
SJM Holdings Ltd.	16,347	13,711
Sodexo SA	826	55,972
Starbucks Corp.	15,532	1,021,074
Tabcorp Holdings Ltd.	18,193	28,860
TUI AG	3,980	17,824
Whitbread plc	1,218	45,611
Wynn Macau Ltd.	13,352	20,195
Wynn Resorts Ltd.	1,200	72,228
Yum! Brands, Inc.	3,900	267,267

		5,427,389

Household Durables (0.3%)
Barratt Developments plc	9,271	50,528
Berkeley Group Holdings plc	1,088	48,635
Casio Computer Co. Ltd.(x)	1,751	24,563
DR Horton, Inc.	4,250	144,500
Electrolux AB	2,036	25,354
Garmin Ltd.	1,500	112,440
Husqvarna AB, Class B	3,561	17,904
Iida Group Holdings Co. Ltd.	1,340	18,562
Leggett & Platt, Inc.	1,600	42,688
Lennar Corp., Class A	3,650	139,430
Mohawk Industries, Inc.*	800	60,992
Newell Brands, Inc.	5,350	71,048
Nikon Corp.	2,912	26,899
NVR, Inc.*	44	113,041
Panasonic Corp.	19,732	150,629
Persimmon plc	2,969	70,313
PulteGroup, Inc.	3,200	71,424
Rinnai Corp.	300	21,266
SEB SA	221	27,578
Sekisui Chemical Co. Ltd.	3,421	45,372
Sekisui House Ltd.	5,726	94,630
Sharp Corp.(x)*	1,887	19,771
Sony Corp.	11,581	688,412
Taylor Wimpey plc	27,954	40,622
Whirlpool Corp.	800	68,640

		2,195,241

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	5,217	10,171,689
Booking Holdings, Inc.*	612	823,336
Delivery Hero SE(m)*	1,117	84,702
eBay, Inc.	11,340	340,880
Expedia Group, Inc.	1,500	84,405
Just Eat Takeaway(m)*	1,051	79,230
Mercari, Inc.(x)*	671	13,019
Ocado Group plc*	4,103	61,956
Prosus NV*	4,501	311,868
Rakuten, Inc.	7,769	58,942
Zalando SE(m)*	1,287	50,147
ZOZO, Inc.(x)	993	13,324

		12,093,498

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	88,622
Hasbro, Inc.	1,450	103,747
Sankyo Co. Ltd.	470	13,698
Sega Sammy Holdings, Inc.	1,589	19,348
Shimano, Inc.	701	100,401
Yamaha Corp.	1,312	51,144

		376,960

Multiline Retail (0.3%)
Dollar General Corp.	3,280	495,313
Dollar Tree, Inc.*	2,960	217,471
Harvey Norman Holdings Ltd.(x)	3,969	7,160
Isetan Mitsukoshi Holdings Ltd.(x)	2,911	16,970
J Front Retailing Co. Ltd.(x)	2,081	17,288
Kohl’s Corp.	2,070	30,201
Macy’s, Inc.	3,840	18,855
Marks & Spencer Group plc	17,757	21,804
Marui Group Co. Ltd.(x)	1,716	28,805
Next plc	1,249	62,913
Nordstrom, Inc.	1,380	21,169
Pan Pacific International Holdings Corp.	4,000	75,959
Ryohin Keikaku Co. Ltd.	2,200	24,693
Target Corp.	6,500	604,305
Wesfarmers Ltd.	10,411	224,191

		1,867,097

Specialty Retail (1.1%)
ABC-Mart, Inc.	319	15,999
Advance Auto Parts, Inc.	940	87,721
AutoZone, Inc.*	313	264,798
Best Buy Co., Inc.	2,920	166,440
CarMax, Inc.*	2,160	116,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Dufry AG (Registered)	389	$12,058
Fast Retailing Co. Ltd.(x)	537	219,426
Gap, Inc. (The)	2,650	18,656
Hennes & Mauritz AB, Class B(x)	7,252	93,311
Hikari Tsushin, Inc.	191	32,045
Home Depot, Inc. (The)	14,160	2,643,814
Industria de Diseno Textil SA	10,027	260,319
JD Sports Fashion plc	3,988	22,954
Kingfisher plc	18,512	33,345
L Brands, Inc.	2,830	32,715
Lowe’s Cos., Inc.	10,030	863,081
Nitori Holdings Co. Ltd.	756	102,189
O’Reilly Automotive, Inc.*	1,020	307,071
Ross Stores, Inc.	4,680	407,020
Shimamura Co. Ltd.	202	12,200
Tiffany & Co.	1,350	174,825
TJX Cos., Inc. (The)	15,480	740,099
Tractor Supply Co.	1,530	129,361
Ulta Beauty, Inc.*	700	122,990
USS Co. Ltd.	2,143	29,518
Yamada Denki Co. Ltd.*	5,416	21,626

		6,929,854

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,646	378,659
Burberry Group plc	3,866	63,248
Capri Holdings Ltd.*	1,850	19,961
Cie Financiere Richemont SA (Registered)(x)	4,778	261,856
EssilorLuxottica SA	2,584	278,788
Hanesbrands, Inc.	4,500	35,415
Hermes International	289	199,601
Kering SA	693	361,604
LVMH Moet Hennessy Louis Vuitton SE(x)	2,532	939,867
Moncler SpA	1,690	61,694
NIKE, Inc., Class B	15,950	1,319,703
Pandora A/S	981	31,946
Puma SE	756	45,163
PVH Corp.	950	35,758
Ralph Lauren Corp.	700	46,781
Swatch Group AG (The)	275	54,963
Swatch Group AG (The) (Registered)	533	20,973
Tapestry, Inc.	3,600	46,620
Under Armour, Inc., Class A*	2,350	21,644
Under Armour, Inc., Class C*	2,407	19,400
VF Corp.	4,050	219,024
Yue Yuen Industrial Holdings Ltd.	4,951	7,540

		4,470,208

Total Consumer Discretionary		38,431,478

Consumer Staples (5.2%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	6,942	308,283
Asahi Group Holdings Ltd.	3,386	109,940
Brown-Forman Corp., Class B	2,050	113,795
Budweiser Brewing Co. APAC Ltd.(m)*	11,200	28,777
Carlsberg A/S, Class B	997	113,176
Coca-Cola Amatil Ltd.	4,066	22,472
Coca-Cola Bottlers Japan, Inc.	1,178	24,198
Coca-Cola Co. (The)	48,000	2,124,000
Coca-Cola European Partners plc	2,141	80,352
Coca-Cola HBC AG	1,899	40,815
Constellation Brands, Inc., Class A	2,100	301,056
Davide Campari-Milano SpA	5,062	36,411
Diageo plc	21,541	689,930
Heineken Holding NV	1,087	83,425
Heineken NV	2,370	198,364
Kirin Holdings Co. Ltd.	7,600	150,528
Molson Coors Beverage Co., Class B	2,300	89,723
Monster Beverage Corp.*	4,970	279,612
PepsiCo, Inc.	17,700	2,125,770
Pernod Ricard SA	1,945	276,655
Remy Cointreau SA(x)	239	26,188
Suntory Beverage & Food Ltd.	1,301	49,232
Treasury Wine Estates Ltd.(x)	6,679	40,976

		7,313,678

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	5,903	131,202
Carrefour SA	5,505	87,215
Casino Guichard Perrachon SA(x)	510	19,666
Coles Group Ltd.	10,032	94,916
Colruyt SA	533	28,902
Costco Wholesale Corp.	5,500	1,568,215
Dairy Farm International Holdings Ltd.	2,900	13,347
FamilyMart Co. Ltd.	2,376	42,542
ICA Gruppen AB	857	36,130
J Sainsbury plc	15,273	39,776
Jeronimo Martins SGPS SA	2,461	44,513
Koninklijke Ahold Delhaize NV	10,876	254,534
Kroger Co. (The)	9,970	300,296
Lawson, Inc.	535	29,426
METRO AG	1,588	13,743
Seven & i Holdings Co. Ltd.	6,958	229,770
Sundrug Co. Ltd.	652	20,926
Sysco Corp.	5,950	271,499
Tesco plc	88,399	250,325
Tsuruha Holdings, Inc.	350	46,277
Walgreens Boots Alliance, Inc.	10,050	459,788
Walmart, Inc.	17,820	2,024,708
Welcia Holdings Co. Ltd.	495	34,851
Wm Morrison Supermarkets plc	21,376	47,091
Woolworths Group Ltd.	11,462	250,444

		6,340,102

Food Products (1.2%)
a2 Milk Co. Ltd.*	6,376	64,487
Ajinomoto Co., Inc.	3,988	74,307
Archer-Daniels-Midland Co.	7,000	246,260
Associated British Foods plc	3,342	75,004
Barry Callebaut AG (Registered)	28	56,300
Calbee, Inc.	736	19,932
Campbell Soup Co.	2,400	110,784
Chocoladefabriken Lindt & Spruengli AG	10	84,485
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	87,482
Conagra Brands, Inc.	6,050	177,507
Danone SA	5,628	362,976
General Mills, Inc.	7,450	393,137
Hershey Co. (The)	1,750	231,875
Hormel Foods Corp.	3,400	158,576
JM Smucker Co. (The)	1,400	155,400
Kellogg Co.	3,150	188,968
Kerry Group plc (London Stock Exchange), Class A	1,404	161,720
Kerry Group plc (Turquoise Stock Exchange), Class A	43	4,930
Kikkoman Corp.(x)	1,390	59,186
Kraft Heinz Co. (The)	7,750	191,735
Lamb Weston Holdings, Inc.	1,814	103,579
McCormick & Co., Inc. (Non- Voting)	1,500	211,815
Meiji Holdings Co. Ltd.	1,108	78,941
Mondelez International, Inc., Class A	18,200	911,456
Mowi ASA	3,987	60,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	27,101	$2,793,252
NH Foods Ltd.(x)	788	27,461
Nisshin Seifun Group, Inc.	1,920	32,048
Nissin Foods Holdings Co. Ltd.	574	47,908
Orkla ASA	6,964	59,594
Toyo Suisan Kaisha Ltd.	904	43,768
Tyson Foods, Inc., Class A	3,650	211,226
Vitasoy International Holdings Ltd.(x)	6,700	20,234
WH Group Ltd.(m)	86,015	79,877
Wilmar International Ltd.	16,661	37,685
Yakult Honsha Co. Ltd.	1,095	64,847
Yamazaki Baking Co. Ltd.	1,222	25,587

		7,715,100

Household Products (0.9%)
Church & Dwight Co., Inc.	3,050	195,749
Clorox Co. (The)	1,600	277,200
Colgate-Palmolive Co.	10,850	720,006
Essity AB, Class B	5,542	170,900
Henkel AG & Co. KGaA	992	74,754
Henkel AG & Co. KGaA (Preference)(q)	1,659	135,290
Kimberly-Clark Corp.	4,350	556,234
Lion Corp.	2,170	46,556
Pigeon Corp.	1,037	39,801
Procter & Gamble Co. (The)	31,197	3,431,670
Reckitt Benckiser Group plc	6,460	495,790
Unicharm Corp.	3,770	141,554

		6,285,504

Personal Products (0.5%)
Beiersdorf AG	950	96,666
Coty, Inc., Class A	5,601	28,901
Estee Lauder Cos., Inc. (The), Class A	2,750	438,185
Kao Corp.	4,443	363,789
Kobayashi Pharmaceutical Co. Ltd.	496	45,979
Kose Corp.	315	38,836
L’Oreal SA	2,302	604,243
Pola Orbis Holdings, Inc.	967	17,861
Shiseido Co. Ltd.	3,681	217,443
Unilever NV	13,364	658,444
Unilever plc	10,102	509,985

		3,020,332

Tobacco (0.5%)
Altria Group, Inc.	23,500	908,745
British American Tobacco plc	20,888	713,291
Imperial Brands plc	8,654	160,410
Japan Tobacco, Inc.(x)	11,051	204,559
Philip Morris International, Inc.	19,450	1,419,072
Swedish Match AB(x)	1,548	88,549

		3,494,626

Total Consumer Staples		34,169,342

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,400	67,200
Halliburton Co.	10,950	75,007
Helmerich & Payne, Inc.	1,350	21,128
National Oilwell Varco, Inc.	4,800	47,184
Schlumberger Ltd.	17,350	234,052
TechnipFMC plc	5,308	35,776
Tenaris SA	4,343	26,567
Worley Ltd.(x)	2,844	11,145

		518,059

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	942	11,993
Apache Corp.	4,750	19,855
BP plc	185,509	789,187
Cabot Oil & Gas Corp.	5,400	92,826
Caltex Australia Ltd.	2,405	33,752
Chevron Corp.	23,950	1,735,417
Concho Resources, Inc.	2,500	107,125
ConocoPhillips	14,400	443,520
Devon Energy Corp.	5,850	40,423
Diamondback Energy, Inc.	1,916	50,199
Eni SpA	23,287	235,442
EOG Resources, Inc.	7,250	260,420
Equinor ASA	9,041	113,887
Exxon Mobil Corp.	53,058	2,014,612
Galp Energia SGPS SA	4,556	52,017
Hess Corp.	3,100	103,230
HollyFrontier Corp.	1,984	48,628
Idemitsu Kosan Co. Ltd.(x)	1,771	40,601
Inpex Corp.	8,972	50,432
JXTG Holdings, Inc.	28,377	97,266
Kinder Morgan, Inc.	23,750	330,600
Koninklijke Vopak NV	715	37,282
Lundin Petroleum AB	1,756	33,626
Marathon Oil Corp.	10,400	34,216
Marathon Petroleum Corp.	8,646	204,218
Neste OYJ	3,966	134,334
Noble Energy, Inc.	6,000	36,240
Occidental Petroleum Corp.(x)	11,298	130,831
Oil Search Ltd.	11,716	17,822
OMV AG	1,345	37,176
ONEOK, Inc.	5,112	111,493
Origin Energy Ltd.	16,038	42,963
Phillips 66	5,300	284,345
Pioneer Natural Resources Co.	2,150	150,822
Repsol SA	13,643	124,496
Royal Dutch Shell plc, Class A	38,962	681,827
Royal Dutch Shell plc, Class B	34,019	570,394
Santos Ltd.	15,981	34,642
TOTAL SA	21,856	847,564
Valero Energy Corp.	5,300	240,408
Washington H Soul Pattinson & Co. Ltd.(x)	929	9,661
Williams Cos., Inc. (The)	15,138	214,203
Woodside Petroleum Ltd.	8,667	96,568

		10,746,563

Total Energy		11,264,622

Financials (7.2%)
Banks (3.0%)
ABN AMRO Bank NV (CVA)(m)	3,803	31,218
AIB Group plc*	6,364	7,136
Aozora Bank Ltd.	1,069	20,382
Australia & New Zealand Banking Group Ltd.(x)	25,789	278,126
Banco Bilbao Vizcaya Argentaria SA	60,187	192,404
Banco de Sabadell SA(x)	49,787	25,581
Banco Santander SA	151,329	368,327
Bank Hapoalim BM	10,232	61,511
Bank Leumi Le-Israel BM	13,266	73,350
Bank of America Corp.	104,665	2,222,038
Bank of East Asia Ltd. (The)	11,080	23,772
Bank of Ireland Group plc	8,430	15,942
Bank of Kyoto Ltd. (The)(x)	468	14,893
Bankia SA(x)	10,543	11,770
Bankinter SA	5,760	21,147
Barclays plc	157,076	182,509
Bendigo & Adelaide Bank Ltd.(x)	4,471	17,150
BNP Paribas SA	10,243	308,778
BOC Hong Kong Holdings Ltd.	33,361	91,929
CaixaBank SA	32,394	60,417
Chiba Bank Ltd. (The)	4,259	18,632
Citigroup, Inc.	30,600	1,288,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Financial Group, Inc.	5,850	$110,038
Comerica, Inc.	2,000	58,680
Commerzbank AG	8,627	31,382
Commonwealth Bank of Australia	16,121	608,929
Concordia Financial Group Ltd.(x)	8,494	24,742
Credit Agricole SA	10,537	77,228
Danske Bank A/S	6,013	68,155
DBS Group Holdings Ltd.	16,331	213,531
DNB ASA	8,624	96,720
Erste Group Bank AG	2,831	52,472
Fifth Third Bancorp	8,200	121,770
FinecoBank Banca Fineco SpA	5,545	50,390
First Republic Bank	2,045	168,263
Fukuoka Financial Group, Inc.(x)	1,705	22,575
Hang Seng Bank Ltd.(x)	7,036	119,884
HSBC Holdings plc	183,853	1,035,383
Huntington Bancshares, Inc.	13,300	109,193
ING Groep NV	35,560	186,266
Intesa Sanpaolo SpA	134,341	219,279
Israel Discount Bank Ltd., Class A	10,506	31,117
Japan Post Bank Co. Ltd.(x)	3,569	32,976
JPMorgan Chase & Co.	41,650	3,749,749
KBC Group NV	2,282	105,308
KeyCorp	12,950	134,291
Lloyds Banking Group plc	637,514	251,400
M&T Bank Corp.	1,750	181,002
Mebuki Financial Group, Inc.	7,194	14,669
Mediobanca Banca di Credito Finanziario SpA	5,728	31,579
Mitsubishi UFJ Financial Group, Inc.	112,016	417,892
Mizrahi Tefahot Bank Ltd.	1,409	26,322
Mizuho Financial Group, Inc.	217,743	249,201
National Australia Bank Ltd.	26,254	277,539
Nordea Bank Abp (Aquis Stock Exchange)	403	2,272
Nordea Bank Abp (Turquoise Stock Exchange)	27,040	152,638
Oversea-Chinese Banking Corp. Ltd.	29,520	179,576
People’s United Financial, Inc.	4,700	51,935
PNC Financial Services Group, Inc. (The)	5,800	555,176
Raiffeisen Bank International AG	1,299	19,068
Regions Financial Corp.	12,950	116,161
Resona Holdings, Inc.	17,984	54,115
Royal Bank of Scotland Group plc	42,358	59,083
Seven Bank Ltd.	5,281	13,649
Shinsei Bank Ltd.	1,769	23,612
Shizuoka Bank Ltd. (The)(x)	3,936	23,946
Skandinaviska Enskilda Banken AB, Class A	14,739	99,702
Societe Generale SA	7,383	124,200
Standard Chartered plc	24,825	136,827
Sumitomo Mitsui Financial Group, Inc.	12,138	294,921
Sumitomo Mitsui Trust Holdings, Inc.	3,093	89,354
SVB Financial Group*	700	105,756
Svenska Handelsbanken AB, Class A*	13,988	117,139
Swedbank AB, Class A	8,321	92,918
Truist Financial Corp.	16,902	521,258
UniCredit SpA	18,308	143,347
United Overseas Bank Ltd.	11,658	159,650
US Bancorp	19,000	654,550
Wells Fargo & Co.	53,050	1,522,535
Westpac Banking Corp.	31,780	332,187
Zions Bancorp NA	2,400	64,224

		19,923,608

Capital Markets (1.5%)
3i Group plc	8,758	85,711
Ameriprise Financial, Inc.	1,750	179,340
Amundi SA(m)	607	35,924
ASX Ltd.	1,764	85,075
Bank of New York Mellon Corp. (The)	11,350	382,268
BlackRock, Inc.	1,550	681,953
Cboe Global Markets, Inc.	1,418	126,556
Charles Schwab Corp. (The)	15,050	505,981
CME Group, Inc.	4,500	778,095
Credit Suisse Group AG (Registered)(x)*	23,082	190,597
Daiwa Securities Group, Inc.	13,793	53,501
Deutsche Bank AG (Registered)	17,879	120,110
Deutsche Boerse AG	1,761	241,906
E*TRADE Financial Corp.	3,150	108,108
Franklin Resources, Inc.	3,700	61,753
Goldman Sachs Group, Inc. (The)	4,350	672,466
Hargreaves Lansdown plc	2,655	45,493
Hong Kong Exchanges & Clearing Ltd.	10,987	329,953
Intercontinental Exchange, Inc.	7,100	573,325
Invesco Ltd.	5,150	46,762
Japan Exchange Group, Inc.	4,770	84,284
Julius Baer Group Ltd.(x)*	2,122	72,447
London Stock Exchange Group plc	2,905	261,745
Macquarie Group Ltd.	2,942	160,171
Magellan Financial Group Ltd.	1,279	33,750
MarketAxess Holdings, Inc.	482	160,299
Moody’s Corp.	2,100	444,150
Morgan Stanley	16,350	555,900
MSCI, Inc.	1,101	318,145
Nasdaq, Inc.	1,450	137,677
Natixis SA	8,041	26,145
Nomura Holdings, Inc.	30,222	128,028
Northern Trust Corp.	2,750	207,515
Partners Group Holding AG	176	121,736
Raymond James Financial, Inc.	1,590	100,488
S&P Global, Inc.	3,150	771,908
SBI Holdings, Inc.	2,237	32,634
Schroders plc	1,218	37,411
Singapore Exchange Ltd.	7,226	46,527
St James’s Place plc	4,885	46,548
Standard Life Aberdeen plc	21,235	58,746
State Street Corp.	4,750	253,033
T. Rowe Price Group, Inc.	3,000	292,950
UBS Group AG (Registered)*	35,217	329,154

		9,986,268

Consumer Finance (0.2%)
Acom Co. Ltd.(x)	3,634	14,777
AEON Financial Service Co. Ltd.	953	10,194
American Express Co.	8,750	749,087
Capital One Financial Corp.	5,900	297,478
Credit Saison Co. Ltd.(x)	1,309	15,201
Discover Financial Services	4,200	149,814
Isracard Ltd.	1	2
Synchrony Financial	8,250	132,742

		1,369,295

Diversified Financial Services (0.8%)
AMP Ltd.*	30,530	24,898
Berkshire Hathaway, Inc., Class B*	24,383	4,457,944
Challenger Ltd.	4,544	11,569
Eurazeo SE	363	16,425
EXOR NV	996	51,304
Groupe Bruxelles Lambert SA	737	57,992
Industrivarden AB, Class C	1,557	30,395
Investor AB, Class B	4,223	194,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kinnevik AB, Class B	2,145	$35,646
L E Lundbergforetagen AB, Class B	772	31,653
M&G plc*	21,720	30,245
Mitsubishi UFJ Lease & Finance Co. Ltd.(x)	3,513	17,275
ORIX Corp.	11,969	143,931
Pargesa Holding SA	374	24,827
Tokyo Century Corp.	377	11,791
Wendel SA	254	20,319

		5,160,448

Insurance (1.7%)
Admiral Group plc	1,767	48,757
Aegon NV	15,219	38,606
Aflac, Inc.	9,500	325,280
Ageas	1,626	67,658
AIA Group Ltd.	110,047	990,016
Allianz SE (Registered)	3,866	666,427
Allstate Corp. (The)	4,300	394,439
American International Group, Inc.	11,057	268,132
Aon plc	3,000	495,120
Arthur J Gallagher & Co.	2,300	187,473
Assicurazioni Generali SpA	10,133	138,041
Assurant, Inc.	650	67,658
Aviva plc	35,668	118,414
Baloise Holding AG (Registered)	451	59,197
Chubb Ltd.	5,750	642,218
Cincinnati Financial Corp.	1,900	143,355
CNP Assurances	1,583	15,495
Dai-ichi Life Holdings, Inc.	9,820	117,520
Direct Line Insurance Group plc	11,747	42,983
Everest Re Group Ltd.	504	96,980
Gjensidige Forsikring ASA(x)	1,892	32,375
Globe Life, Inc.	1,250	89,962
Hannover Rueck SE	556	81,291
Hartford Financial Services Group, Inc. (The)	4,450	156,818
Insurance Australia Group Ltd.	20,860	81,282
Japan Post Holdings Co. Ltd.(x)	14,347	112,403
Japan Post Insurance Co. Ltd.	2,049	25,418
Legal & General Group plc	54,314	129,938
Lincoln National Corp.	2,650	69,748
Loews Corp.	3,450	120,163
Mapfre SA	8,698	14,878
Marsh & McLennan Cos., Inc.	6,300	544,698
Medibank Pvt Ltd.	23,529	38,392
MetLife, Inc.	12,350	377,540
MS&AD Insurance Group Holdings, Inc.	4,373	122,485
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,315	265,820
NN Group NV	2,858	77,191
Poste Italiane SpA(m)	4,716	39,949
Principal Financial Group, Inc.	3,250	101,855
Progressive Corp. (The)	7,300	539,032
Prudential Financial, Inc.	5,150	268,521
Prudential plc	23,706	302,608
QBE Insurance Group Ltd.	11,620	63,488
RSA Insurance Group plc	8,738	45,420
Sampo OYJ, Class A	4,036	118,052
SCOR SE	1,477	32,544
Sompo Holdings, Inc.	3,142	97,190
Sony Financial Holdings, Inc.	1,375	23,241
Suncorp Group Ltd.	11,249	62,872
Swiss Life Holding AG (Registered)	313	106,567
Swiss Re AG(x)	2,684	206,947
T&D Holdings, Inc.	4,853	39,622
Tokio Marine Holdings, Inc.	5,847	268,158
Travelers Cos., Inc. (The)	3,300	327,855
Tryg A/S	1,210	29,848
Unum Group	2,700	40,527
Willis Towers Watson plc	1,650	280,253
WR Berkley Corp.	1,862	97,141
Zurich Insurance Group AG	1,369	485,939

		10,841,800

Total Financials		47,281,419

Health Care (8.7%)
Biotechnology (1.2%)
AbbVie, Inc.	18,852	1,436,334
Alexion Pharmaceuticals, Inc.*	2,800	251,412
Amgen, Inc.	8,016	1,625,084
BeiGene Ltd. (ADR)*	330	40,626
Biogen, Inc.*	2,550	806,769
CSL Ltd.	4,128	748,831
Galapagos NV*	395	78,377
Genmab A/S*	594	120,569
Gilead Sciences, Inc.	16,200	1,211,112
Grifols SA	2,717	92,541
Incyte Corp.*	2,182	159,788
PeptiDream, Inc.*	841	29,354
Regeneron Pharmaceuticals, Inc.*	1,000	488,290
Vertex Pharmaceuticals, Inc.*	3,200	761,440

		7,850,527

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	21,998	1,735,862
ABIOMED, Inc.*	598	86,806
Alcon, Inc.*	3,783	193,054
Align Technology, Inc.*	909	158,121
Asahi Intecc Co. Ltd.	1,906	47,183
Baxter International, Inc.	6,200	503,378
Becton Dickinson and Co.	3,355	770,878
BioMerieux	427	48,187
Boston Scientific Corp.*	17,300	564,499
Carl Zeiss Meditec AG	364	35,367
Cochlear Ltd.	525	60,314
Coloplast A/S, Class B	1,114	162,080
Cooper Cos., Inc. (The)	619	170,640
Danaher Corp.	7,700	1,065,757
Demant A/S*	973	21,596
Dentsply Sirona, Inc.	2,750	106,782
Edwards Lifesciences Corp.*	2,650	499,843
Fisher & Paykel Healthcare Corp. Ltd.	5,370	97,346
Hologic, Inc.*	3,350	117,585
Hoya Corp.	3,506	298,217
IDEXX Laboratories, Inc.*	1,071	259,439
Intuitive Surgical, Inc.*	1,450	718,054
Koninklijke Philips NV	8,244	333,674
Medtronic plc	16,800	1,515,024
Olympus Corp.	10,504	151,598
ResMed, Inc.	1,752	258,052
Sartorius AG (Preference)(q)	346	84,566
Siemens Healthineers AG(m)	1,411	55,986
Smith & Nephew plc	7,986	141,716
Sonova Holding AG (Registered)	516	93,157
STERIS plc	1,096	153,407
Straumann Holding AG (Registered)	97	72,291
Stryker Corp.	3,900	649,311
Sysmex Corp.	1,522	110,044
Teleflex, Inc.	598	175,130
Terumo Corp.	5,971	205,340
Varian Medical Systems, Inc.*	1,150	118,059
Zimmer Biomet Holdings, Inc.	2,550	257,754

		12,096,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
Alfresa Holdings Corp.(x)	1,799	$33,556
AmerisourceBergen Corp.	1,950	172,575
Anthem, Inc.	3,250	737,880
Cardinal Health, Inc.	3,700	177,378
Centene Corp.*	6,102	362,520
Cigna Corp.	4,790	848,692
CVS Health Corp.	16,187	960,375
DaVita, Inc.*	1,550	117,893
Fresenius Medical Care AG & Co. KGaA	1,944	129,672
Fresenius SE & Co. KGaA	3,878	145,730
HCA Healthcare, Inc.	3,350	300,998
Henry Schein, Inc.*	1,450	73,254
Humana, Inc.	1,750	549,535
Laboratory Corp. of America Holdings*	1,250	157,988
McKesson Corp.	2,450	331,387
Medipal Holdings Corp.	1,723	32,201
NMC Health plc(r)	907	1,179
Quest Diagnostics, Inc.	1,700	136,510
Ramsay Health Care Ltd.	1,473	51,607
Ryman Healthcare Ltd.	3,711	22,808
Sonic Healthcare Ltd.	4,063	60,848
Suzuken Co. Ltd.	653	23,800
UnitedHealth Group, Inc.	12,050	3,005,029
Universal Health Services, Inc., Class B	1,050	104,034

		8,537,449

Health Care Technology (0.1%)
Cerner Corp.	4,090	257,629
M3, Inc.(x)	4,024	118,916

		376,545

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,000	286,480
Eurofins Scientific SE(x)	108	53,538
Illumina, Inc.*	1,850	505,272
IQVIA Holdings, Inc.*	1,976	213,131
Lonza Group AG (Registered)*	687	285,827
Mettler-Toledo International, Inc.*	347	239,607
PerkinElmer, Inc.	1,400	105,392
QIAGEN NV*	2,142	86,927
Sartorius Stedim Biotech	281	56,430
Thermo Fisher Scientific, Inc.	5,050	1,432,180
Waters Corp.*	950	172,948

		3,437,732

Pharmaceuticals (3.7%)
Allergan plc	3,983	705,389
Astellas Pharma, Inc.	17,273	267,389
AstraZeneca plc	11,949	1,067,381
Bayer AG (Registered)	8,492	498,482
Bristol-Myers Squibb Co.	29,200	1,627,608
Chugai Pharmaceutical Co. Ltd.	2,082	240,994
Daiichi Sankyo Co. Ltd.	5,214	358,732
Eisai Co. Ltd.	2,337	171,535
Eli Lilly & Co.	10,937	1,517,181
GlaxoSmithKline plc	45,427	852,090
H Lundbeck A/S	671	19,968
Hisamitsu Pharmaceutical Co., Inc.	529	24,665
Ipsen SA	354	18,375
Johnson & Johnson	33,600	4,405,968
Kyowa Kirin Co. Ltd.	2,194	49,195
Merck & Co., Inc.	32,550	2,504,397
Merck KGaA	1,204	124,846
Mylan NV*	6,450	96,169
Nippon Shinyaku Co. Ltd.	416	32,686
Novartis AG (Registered)	19,570	1,617,363
Novo Nordisk A/S, Class B	16,113	971,959
Ono Pharmaceutical Co. Ltd.	3,464	79,736
Orion OYJ, Class B	948	38,888
Otsuka Holdings Co. Ltd.	3,541	138,628
Perrigo Co. plc	1,550	74,540
Pfizer, Inc.	70,193	2,291,100
Recordati SpA	1,031	43,676
Roche Holding AG	6,398	2,080,080
Sanofi	10,262	903,475
Santen Pharmaceutical Co. Ltd.	3,418	58,872
Shionogi & Co. Ltd.	2,519	123,950
Sumitomo Dainippon Pharma Co. Ltd.	1,479	19,190
Taisho Pharmaceutical Holdings Co. Ltd.	330	20,288
Takeda Pharmaceutical Co. Ltd.	13,637	417,328
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	88,318
UCB SA	1,208	104,895
Vifor Pharma AG	417	57,698
Zoetis, Inc.	6,000	706,140

		24,419,174

Total Health Care		56,717,524

Industrials (5.7%)
Aerospace & Defense (1.0%)
Airbus SE	5,315	344,854
Arconic, Inc.	5,366	86,178
BAE Systems plc	28,853	186,178
Boeing Co. (The)	6,650	991,781
Dassault Aviation SA	26	21,396
Elbit Systems Ltd.	245	31,929
General Dynamics Corp.	3,500	463,085
Huntington Ingalls Industries, Inc.	527	96,025
L3Harris Technologies, Inc.	2,800	504,336
Leonardo SpA	3,458	23,005
Lockheed Martin Corp.	3,100	1,050,745
Meggitt plc	6,632	24,025
MTU Aero Engines AG	492	72,079
Northrop Grumman Corp.	2,200	665,610
Raytheon Co.	3,550	465,583
Rolls-Royce Holdings plc*	15,401	64,814
Safran SA*	2,990	262,809
Singapore Technologies Engineering Ltd.	13,370	29,371
Textron, Inc.	3,000	80,010
Thales SA	991	83,180
TransDigm Group, Inc.	600	192,114
United Technologies Corp.	10,150	957,450

		6,696,557

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,700	112,540
Deutsche Post AG (Registered)	9,063	250,052
DSV Panalpina A/S	2,000	182,107
Expeditors International of Washington, Inc.	2,150	143,448
FedEx Corp.	3,050	369,843
SG Holdings Co. Ltd.	1,301	31,037
United Parcel Service, Inc., Class B	8,700	812,754
Yamato Holdings Co. Ltd.	2,931	46,000

		1,947,781

Airlines (0.1%)
Alaska Air Group, Inc.	1,500	42,705
American Airlines Group, Inc.(x)	5,100	62,169
ANA Holdings, Inc.(x)	1,133	27,667
Delta Air Lines, Inc.	7,800	222,534
Deutsche Lufthansa AG (Registered)	2,220	21,197
easyJet plc	1,381	9,939
Japan Airlines Co. Ltd.	1,155	21,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Qantas Airways Ltd.	6,652	$13,048
Singapore Airlines Ltd.	4,666	18,860
Southwest Airlines Co.	6,300	224,343
United Airlines Holdings, Inc.*	2,850	89,917

		753,634

Building Products (0.3%)
AGC, Inc.	1,708	41,978
Allegion plc	1,200	110,424
AO Smith Corp.	1,792	67,756
Assa Abloy AB, Class B	9,259	175,041
Cie de Saint-Gobain	4,505	109,534
Daikin Industries Ltd.	2,289	279,135
Fortune Brands Home & Security, Inc.	1,739	75,212
Geberit AG (Registered)	341	150,427
Johnson Controls International plc	11,570	311,927
Kingspan Group plc	1,457	78,013
LIXIL Group Corp.	2,551	31,722
Masco Corp.	3,800	131,366
TOTO Ltd.(x)	1,306	43,473
Trane Technologies plc	3,050	251,899

		1,857,907

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,386	94,940
Cintas Corp.	1,100	190,542
Copart, Inc.*	2,531	173,424
Dai Nippon Printing Co. Ltd.	2,217	47,219
G4S plc	13,256	15,130
ISS A/S	1,407	19,394
Park24 Co. Ltd.	1,204	17,627
Rentokil Initial plc	16,692	80,115
Republic Services, Inc.	2,730	204,914
Rollins, Inc.	1,819	65,739
Secom Co. Ltd.	1,920	159,633
Securitas AB, Class B	2,972	32,167
Sohgo Security Services Co. Ltd.	639	31,132
Toppan Printing Co. Ltd.	2,548	39,051
Waste Management, Inc.	4,930	456,321

		1,627,348

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	2,428	47,434
Bouygues SA	2,097	61,538
CIMIC Group Ltd.	854	12,164
Eiffage SA	733	51,913
Ferrovial SA	4,674	112,237
HOCHTIEF AG	246	16,359
Jacobs Engineering Group, Inc.	1,470	116,527
JGC Holdings Corp.(x)	2,156	17,294
Kajima Corp.	4,203	43,134
Obayashi Corp.	6,011	51,492
Quanta Services, Inc.	1,800	57,114
Shimizu Corp.	5,340	41,766
Skanska AB, Class B*	3,211	48,940
Taisei Corp.	1,824	55,760
Vinci SA	4,651	384,847

		1,118,519

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	16,865	296,530
AMETEK, Inc.	2,900	208,858
Eaton Corp. plc	5,400	419,526
Emerson Electric Co.	7,800	371,670
Fuji Electric Co. Ltd.	1,251	28,300
Legrand SA	2,479	159,300
Melrose Industries plc	44,240	49,960
Mitsubishi Electric Corp.	16,683	205,896
Nidec Corp.	4,124	213,917
Prysmian SpA	2,207	35,344
Rockwell Automation, Inc.	1,500	226,365
Schneider Electric SE	5,035	433,506
Siemens Gamesa Renewable Energy SA	2,063	31,041
Vestas Wind Systems A/S	1,721	140,094

		2,820,307

Industrial Conglomerates (0.7%)
3M Co.	7,330	1,000,618
CK Hutchison Holdings Ltd.	24,339	163,225
DCC plc	935	58,970
General Electric Co.	108,953	865,087
Honeywell International, Inc.	9,300	1,244,247
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	64,155
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	39,666
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	28,340
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	18,306
Keihan Holdings Co. Ltd.	867	38,595
Keppel Corp. Ltd.	12,485	46,493
NWS Holdings Ltd.	13,728	14,050
Roper Technologies, Inc.	1,300	405,353
Sembcorp Industries Ltd.	7,123	7,733
Siemens AG (Registered)	6,967	599,639
Smiths Group plc	3,592	54,380
Toshiba Corp.	4,508	99,243

		4,748,100

Machinery (1.0%)
Alfa Laval AB	2,947	51,072
Alstom SA	1,737	72,695
Amada Holdings Co. Ltd.(x)	2,908	22,957
ANDRITZ AG(x)	715	22,498
Atlas Copco AB, Class A	6,195	208,201
Atlas Copco AB, Class B	3,674	108,340
Caterpillar, Inc.	7,400	858,696
CNH Industrial NV	9,305	53,240
Cummins, Inc.	1,850	250,342
Daifuku Co. Ltd.	942	59,702
Deere & Co.	4,050	559,548
Dover Corp.	1,800	151,092
Epiroc AB, Class A	5,862	58,112
Epiroc AB, Class B	3,472	34,433
FANUC Corp.	1,777	240,976
Flowserve Corp.	1,600	38,224
Fortive Corp.	3,650	201,444
GEA Group AG	1,382	28,457
Hino Motors Ltd.	2,283	12,270
Hitachi Construction Machinery Co. Ltd.(x)	929	18,789
Hoshizaki Corp.	515	38,702
IDEX Corp.	966	133,414
IHI Corp.	1,322	15,421
Illinois Tool Works, Inc.	3,850	547,162
Ingersoll Rand, Inc.*	2,691	66,737
Kawasaki Heavy Industries Ltd.(x)	1,285	18,630
KION Group AG	657	28,860
Knorr-Bremse AG	437	39,181
Komatsu Ltd.	8,450	139,037
Kone OYJ, Class B	3,162	179,470
Kubota Corp.	9,457	120,969
Kurita Water Industries Ltd.	879	20,312
Makita Corp.(x)	2,027	62,152
Metso OYJ	986	23,518
Minebea Mitsumi, Inc.(x)	3,284	48,967
MISUMI Group, Inc.(x)	2,596	56,610
Mitsubishi Heavy Industries Ltd.	3,020	76,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nabtesco Corp.	998	$23,021
NGK Insulators Ltd.(x)	2,542	33,321
NSK Ltd.(x)	3,297	21,149
PACCAR, Inc.	4,350	265,916
Parker-Hannifin Corp.	1,650	214,055
Pentair plc	2,000	59,520
Sandvik AB	10,246	145,506
Schindler Holding AG	372	81,767
Schindler Holding AG (Registered)	197	41,677
SKF AB, Class B	3,514	48,345
SMC Corp.	531	226,669
Snap-on, Inc.	700	76,174
Spirax-Sarco Engineering plc	711	71,824
Stanley Black & Decker, Inc.	1,900	190,000
Sumitomo Heavy Industries Ltd.	998	18,000
Techtronic Industries Co. Ltd.	12,506	80,563
THK Co. Ltd.	1,088	22,214
Volvo AB, Class B	13,407	161,215
Wartsila OYJ Abp	4,022	29,556
Weir Group plc (The)	2,356	21,355
Westinghouse Air Brake Technologies Corp.	585	28,156
Xylem, Inc.	2,250	146,543
Yangzijiang Shipbuilding Holdings Ltd.	21,114	12,335
Yaskawa Electric Corp.	2,165	59,495

		6,744,987

Marine (0.0%)
AP Moller - Maersk A/S, Class A	38	31,529
AP Moller - Maersk A/S, Class B	60	53,824
Kuehne + Nagel International AG (Registered)(x)	495	68,037
Mitsui OSK Lines Ltd.(x)	1,012	16,322
Nippon Yusen KK	1,431	17,012

		186,724

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	58,079
Bureau Veritas SA	2,700	51,321
Equifax, Inc.	1,520	181,564
Experian plc	8,264	230,055
IHS Markit Ltd.	4,489	269,340
Intertek Group plc	1,522	88,959
Nielsen Holdings plc	4,430	55,552
Persol Holdings Co. Ltd.	1,746	17,538
Randstad NV*	1,101	38,900
Recruit Holdings Co. Ltd.	12,355	319,028
RELX plc (London Stock Exchange)	9,246	198,208
RELX plc (Turquoise Stock Exchange)	8,483	182,558
Robert Half International, Inc.	1,520	57,380
SEEK Ltd.(x)	3,188	29,908
SGS SA (Registered)(x)	50	115,982
Teleperformance	548	114,380
Verisk Analytics, Inc.	2,050	285,729
Wolters Kluwer NV	2,572	182,869

		2,477,350

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	44,584
Central Japan Railway Co.	1,331	213,363
ComfortDelGro Corp. Ltd.	19,492	20,859
CSX Corp.	10,050	575,865
East Japan Railway Co.	2,800	212,169
Hankyu Hanshin Holdings, Inc.	2,179	73,372
JB Hunt Transport Services, Inc.	1,100	101,453
Kansas City Southern	1,250	158,975
Keikyu Corp.	2,012	33,897
Keio Corp.	973	57,607
Keisei Electric Railway Co. Ltd.	1,179	34,046
Kintetsu Group Holdings Co. Ltd.	1,635	75,795
Kyushu Railway Co.	1,538	44,227
MTR Corp. Ltd.	13,824	71,181
Nagoya Railroad Co. Ltd.(x)	1,755	49,291
Nippon Express Co. Ltd.	780	38,196
Norfolk Southern Corp.	3,400	496,400
Odakyu Electric Railway Co. Ltd.(x)	2,738	60,184
Old Dominion Freight Line, Inc.	1,235	162,040
Seibu Holdings, Inc.	1,922	21,165
Tobu Railway Co. Ltd.(x)	1,826	63,825
Tokyu Corp.	4,545	71,595
Union Pacific Corp.	9,250	1,304,620
West Japan Railway Co.	1,478	101,218

		4,085,927

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,113	25,365
Ashtead Group plc	4,225	93,840
Brenntag AG	1,406	53,118
Bunzl plc	3,033	61,154
Fastenal Co.	7,100	221,875
Ferguson plc	2,086	130,439
ITOCHU Corp.(x)	12,385	256,965
Marubeni Corp.	14,243	71,010
Mitsubishi Corp.(x)	12,392	263,016
Mitsui & Co. Ltd.	15,222	212,045
MonotaRO Co. Ltd.	1,110	29,494
Sumitomo Corp.	10,726	122,993
Toyota Tsusho Corp.(x)	1,961	46,169
United Rentals, Inc.*	1,000	102,900
WW Grainger, Inc.	600	149,100

		1,839,483

Transportation Infrastructure (0.1%)
Aena SME SA(m)	631	68,862
Aeroports de Paris	278	26,691
Atlantia SpA	4,517	56,620
Auckland International Airport Ltd.	8,188	24,131
Fraport AG Frankfurt Airport Services Worldwide	410	16,641
Getlink SE	3,994	48,275
Japan Airport Terminal Co. Ltd.(x)	475	18,335
Kamigumi Co. Ltd.	1,081	18,287
SATS Ltd.	4,955	11,027
Sydney Airport	9,426	32,981
Transurban Group	24,689	181,630

		503,480

Total Industrials		37,408,104

Information Technology (11.9%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	655	132,670
Cisco Systems, Inc.	56,300	2,213,153
F5 Networks, Inc.*	740	78,906
Juniper Networks, Inc.	4,300	82,302
Motorola Solutions, Inc.	2,050	272,486
Nokia OYJ	50,872	159,655
Telefonaktiebolaget LM Ericsson, Class B*	27,733	226,340

		3,165,512

Electronic Equipment, Instruments & Components (0.5%)
Alps Alpine Co. Ltd.(x)	2,002	19,399
Amphenol Corp., Class A	3,750	273,300
CDW Corp.	1,859	173,389
Corning, Inc.	10,000	205,400
FLIR Systems, Inc.	1,700	54,213
Halma plc	3,427	81,421
Hamamatsu Photonics KK	1,336	54,685
Hexagon AB, Class B	2,403	102,496
Hirose Electric Co. Ltd.	333	34,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi High-Tech Corp.	692	$51,365
Hitachi Ltd.	8,865	258,059
Ingenico Group SA	570	60,581
IPG Photonics Corp.*	453	49,957
Keyence Corp.	1,663	536,676
Keysight Technologies, Inc.*	2,305	192,882
Kyocera Corp.	2,921	173,223
Murata Manufacturing Co. Ltd.	5,275	266,994
Omron Corp.	1,827	95,047
Shimadzu Corp.(x)	2,134	56,173
TDK Corp.	1,214	93,941
TE Connectivity Ltd.	4,300	270,814
Venture Corp. Ltd.	2,400	22,811
Yokogawa Electric Corp.	2,208	26,593
Zebra Technologies Corp., Class A*	697	127,969

		3,281,926

IT Services (2.5%)
Accenture plc, Class A	7,970	1,301,182
Adyen NV(m)*	101	85,479
Akamai Technologies, Inc.*	2,000	182,980
Alliance Data Systems Corp.	600	20,190
Amadeus IT Group SA	3,961	187,852
Atos SE	910	61,577
Automatic Data Processing, Inc.	5,500	751,740
Broadridge Financial Solutions, Inc.	1,474	139,779
Capgemini SE	1,454	123,001
Cognizant Technology Solutions Corp., Class A	7,210	335,049
Computershare Ltd.	4,411	26,155
DXC Technology Co.	3,508	45,779
Edenred(x)	2,201	92,119
Fidelity National Information Services, Inc.	7,822	951,468
Fiserv, Inc.*	7,283	691,812
FleetCor Technologies, Inc.*	1,106	206,313
Fujitsu Ltd.	1,829	165,047
Gartner, Inc.*	1,162	115,700
Global Payments, Inc.	3,671	529,468
GMO Payment Gateway, Inc.	369	25,892
International Business Machines Corp.	11,395	1,264,047
Itochu Techno-Solutions Corp.	867	24,731
Jack Henry & Associates, Inc.	993	154,153
Leidos Holdings, Inc.	1,841	168,728
Mastercard, Inc., Class A	11,400	2,753,784
NEC Corp.	2,234	81,511
Nomura Research Institute Ltd.	3,043	64,296
NTT Data Corp.	5,808	55,862
Obic Co. Ltd.	613	80,080
Otsuka Corp.	1,043	44,624
Paychex, Inc.	3,980	250,422
PayPal Holdings, Inc.*	14,750	1,412,165
VeriSign, Inc.*	1,350	243,122
Visa, Inc., Class A	22,000	3,544,640
Western Union Co. (The)	5,530	100,259
Wirecard AG	1,070	122,901
Wix.com Ltd.*	466	46,982
Worldline SA(m)*	915	53,786

		16,504,675

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	10,972	499,007
Advantest Corp.	1,905	76,400
Analog Devices, Inc.	4,606	412,928
Applied Materials, Inc.	12,300	563,586
ASM Pacific Technology Ltd.	2,649	24,716
ASML Holding NV	3,877	1,030,354
Broadcom, Inc.	5,209	1,235,054
Disco Corp.	246	48,547
Infineon Technologies AG	11,385	170,532
Intel Corp.	57,150	3,092,958
KLA Corp.	1,900	273,106
Lam Research Corp.	1,950	468,000
Maxim Integrated Products, Inc.	3,435	166,975
Microchip Technology, Inc.	2,950	200,010
Micron Technology, Inc.*	14,000	588,840
NVIDIA Corp.	7,650	2,016,540
NXP Semiconductors NV	2,539	210,559
Qorvo, Inc.*	1,550	124,976
QUALCOMM, Inc.	15,187	1,027,401
Renesas Electronics Corp.*	6,977	25,050
Rohm Co. Ltd.	862	47,206
Skyworks Solutions, Inc.	2,200	196,636
STMicroelectronics NV	6,284	136,763
SUMCO Corp.	2,123	27,302
Texas Instruments, Inc.	12,050	1,204,156
Tokyo Electron Ltd.	1,446	271,905
Xilinx, Inc.	3,150	245,511

		14,385,018

Software (3.9%)
Adobe, Inc.*	6,150	1,957,176
ANSYS, Inc.*	1,043	242,466
Autodesk, Inc.*	2,750	429,275
AVEVA Group plc	589	25,433
Cadence Design Systems, Inc.*	3,534	233,385
Check Point Software Technologies Ltd.*	1,110	111,599
Citrix Systems, Inc.	1,590	225,065
CyberArk Software Ltd.*	378	32,342
Dassault Systemes SE	1,216	180,329
Fortinet, Inc.*	1,786	180,690
Intuit, Inc.	3,270	752,100
Micro Focus International plc	3,093	15,300
Microsoft Corp.	96,851	15,274,371
Nice Ltd.*	568	82,234
NortonLifeLock, Inc.	7,980	149,306
Oracle Corp. (Tokyo Stock Exchange)	398	34,747
Oracle Corp. (Turquoise Stock Exchange)	28,276	1,366,579
Paycom Software, Inc.*	635	128,276
Sage Group plc (The)	9,800	71,775
salesforce.com, Inc.*	10,899	1,569,238
SAP SE	8,950	1,027,936
ServiceNow, Inc.*	2,411	690,944
Synopsys, Inc.*	1,849	238,133
Temenos AG (Registered)(x)*	626	82,084
Trend Micro, Inc.	1,221	60,310
WiseTech Global Ltd.(x)	1,304	13,598

		25,174,691

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	53,324	13,559,760
Brother Industries Ltd.	2,017	30,831
Canon, Inc.	9,242	201,849
FUJIFILM Holdings Corp.	3,360	168,652
Hewlett Packard Enterprise Co.	17,830	173,129
HP, Inc.	19,800	343,728
Konica Minolta, Inc.	4,022	16,331
NetApp, Inc.	3,150	131,324
Ricoh Co. Ltd.	5,960	43,764
Seagate Technology plc	3,250	158,600
Seiko Epson Corp.(x)	2,452	26,534
Western Digital Corp.	3,600	149,832
Xerox Holdings Corp.	2,550	48,297

		15,052,631

Total Information Technology		77,564,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.1%)
Chemicals (1.3%)
Air Liquide SA	4,302	$551,418
Air Products & Chemicals, Inc.	2,750	548,928
Air Water, Inc.	1,355	18,645
Akzo Nobel NV	2,073	136,665
Albemarle Corp.	1,314	74,070
Arkema SA	624	43,152
Asahi Kasei Corp.	11,603	82,008
BASF SE	8,364	404,262
Celanese Corp.	1,652	121,240
CF Industries Holdings, Inc.	2,850	77,520
Chr Hansen Holding A/S	1,020	76,531
Clariant AG (Registered)(x)	1,735	29,181
Corteva, Inc.	9,568	224,848
Covestro AG(m)	1,570	48,770
Croda International plc	1,174	62,087
Daicel Corp.(x)	1,987	14,508
Dow, Inc.	9,568	279,768
DuPont de Nemours, Inc.	9,568	326,269
Eastman Chemical Co.	1,750	81,515
Ecolab, Inc.	3,200	498,656
EMS-Chemie Holding AG (Registered)(x)	78	49,095
Evonik Industries AG	1,715	36,619
FMC Corp.	1,650	134,789
FUCHS PETROLUB SE (Preference)(q)	693	24,624
Givaudan SA (Registered)	86	266,636
Hitachi Chemical Co. Ltd.	987	42,075
Incitec Pivot Ltd.	14,414	18,361
International Flavors & Fragrances, Inc.(x)	1,250	127,600
Israel Chemicals Ltd.	6,007	19,085
Johnson Matthey plc	1,757	39,046
JSR Corp.	1,643	30,265
Kansai Paint Co. Ltd.	1,576	30,051
Koninklijke DSM NV	1,657	188,292
Kuraray Co. Ltd.	2,704	27,327
LANXESS AG	782	31,306
Linde plc	6,904	1,194,392
LyondellBasell Industries NV, Class A	3,950	196,039
Mitsubishi Chemical Holdings Corp.	11,160	66,399
Mitsubishi Gas Chemical Co., Inc.	1,541	16,739
Mitsui Chemicals, Inc.	1,771	33,609
Mosaic Co. (The)	4,400	47,608
Nippon Paint Holdings Co. Ltd.	1,324	69,797
Nissan Chemical Corp.	1,141	41,555
Nitto Denko Corp.(x)	1,474	65,799
Novozymes A/S, Class B	2,033	92,703
Orica Ltd.	3,568	33,473
PPG Industries, Inc.	3,000	250,800
Sherwin-Williams Co. (The)	1,050	482,496
Shin-Etsu Chemical Co. Ltd.	3,318	328,843
Showa Denko KK	1,200	24,811
Sika AG (Registered)	1,181	195,404
Solvay SA	715	52,149
Sumitomo Chemical Co. Ltd.(x)	12,600	37,391
Symrise AG	1,168	110,616
Taiyo Nippon Sanso Corp.	1,291	19,122
Teijin Ltd.(x)	1,635	27,700
Toray Industries, Inc.	11,937	51,761
Tosoh Corp.	2,213	25,178
Umicore SA	1,877	65,637
Yara International ASA	1,637	51,794

		8,347,027

Construction Materials (0.1%)
Boral Ltd.	10,016	12,526
CRH plc	7,319	199,508
Fletcher Building Ltd.	6,489	13,474
HeidelbergCement AG	1,395	60,842
James Hardie Industries plc (CHDI)	4,163	48,555
LafargeHolcim Ltd. (Registered)*	4,444	162,458
Martin Marietta Materials, Inc.	800	151,384
Taiheiyo Cement Corp.	1,180	20,181
Vulcan Materials Co.	1,650	178,316

		847,244

Containers & Packaging (0.2%)
Amcor plc	20,738	168,393
Avery Dennison Corp.	1,100	112,057
Ball Corp.	4,250	274,805
International Paper Co.	5,050	157,206
Packaging Corp. of America	1,149	99,768
Sealed Air Corp.	1,950	48,185
Smurfit Kappa Group plc	2,142	60,399
Toyo Seikan Group Holdings Ltd.	1,219	13,913
Westrock Co.	3,150	89,019

		1,023,745

Metals & Mining (0.5%)
Alumina Ltd.(x)	20,913	18,642
Anglo American plc	9,430	164,782
Antofagasta plc	3,369	32,141
ArcelorMittal SA	6,146	58,245
BHP Group Ltd.	26,826	487,694
BHP Group plc	19,293	298,404
BlueScope Steel Ltd.	4,776	26,048
Boliden AB	2,477	45,158
Evraz plc	4,560	13,013
Fortescue Metals Group Ltd.	12,448	76,030
Freeport-McMoRan, Inc.	18,150	122,513
Glencore plc*	98,737	150,698
Hitachi Metals Ltd.	1,990	20,955
JFE Holdings, Inc.	4,445	28,931
Maruichi Steel Tube Ltd.	583	14,043
Mitsubishi Materials Corp.	983	20,147
Newcrest Mining Ltd.	6,922	97,259
Newmont Corp.	10,360	469,101
Nippon Steel Corp.	7,291	62,450
Norsk Hydro ASA	11,490	24,964
Nucor Corp.	3,900	140,478
Rio Tinto Ltd.	3,437	181,933
Rio Tinto plc	10,290	472,339
South32 Ltd.	44,331	47,783
Sumitomo Metal Mining Co. Ltd.	2,112	43,315
thyssenkrupp AG*	3,539	18,857
voestalpine AG	1,076	21,909

		3,157,832

Paper & Forest Products (0.0%)
Mondi plc	4,422	75,426
Oji Holdings Corp.	7,367	39,506
Stora Enso OYJ, Class R	5,416	54,970
UPM-Kymmene OYJ	4,893	134,863

		304,765

Total Materials		13,680,613

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	185,442
American Tower Corp. (REIT)	5,550	1,208,512
Apartment Investment & Management Co. (REIT), Class A	1,950	68,542
Ascendas REIT (REIT)	24,680	49,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities,
Inc. (REIT)	1,750	$257,547
Boston Properties, Inc. (REIT)	1,950	179,848
British Land Co. plc (The) (REIT)	7,446	30,978
CapitaLand Commercial Trust (REIT)	23,015	24,793
CapitaLand Mall Trust (REIT)	21,435	27,015
Covivio (REIT)	457	25,773
Crown Castle International Corp. (REIT)	5,200	750,880
Daiwa House REIT Investment Corp. (REIT)	19	46,420
Dexus (REIT)	9,853	56,243
Digital Realty Trust, Inc. (REIT)	3,406	473,127
Duke Realty Corp. (REIT)	4,487	145,289
Equinix, Inc. (REIT)	1,000	624,570
Equity Residential (REIT)	4,600	283,866
Essex Property Trust, Inc. (REIT)	850	187,204
Extra Space Storage, Inc. (REIT)	1,600	153,216
Federal Realty Investment Trust (REIT)	950	70,879
Gecina SA (REIT)	418	55,452
Goodman Group (REIT)	14,735	112,566
GPT Group (The) (REIT)	17,738	40,425
Healthpeak Properties, Inc. (REIT)	5,950	141,908
Host Hotels & Resorts, Inc. (REIT)	9,250	102,120
Icade (REIT)	296	23,462
Iron Mountain, Inc. (REIT)	3,560	84,728
Japan Prime Realty Investment Corp. (REIT)	8	24,026
Japan Real Estate Investment Corp. (REIT)	12	70,349
Japan Retail Fund Investment Corp. (REIT)	26	29,359
Kimco Realty Corp. (REIT)	5,250	50,768
Klepierre SA (REIT)(x)	1,880	36,305
Land Securities Group plc (REIT)	6,334	43,640
Link REIT (REIT)	18,890	159,570
Mapletree Commercial Trust (REIT)	18,300	23,582
Mid-America Apartment Communities, Inc. (REIT)	1,432	147,539
Mirvac Group (REIT)	35,823	47,412
Nippon Building Fund, Inc. (REIT)	13	87,345
Nippon Prologis REIT, Inc. (REIT)	19	47,867
Nomura Real Estate Master Fund, Inc. (REIT)(x)	40	50,478
Orix JREIT, Inc. (REIT)	24	31,515
Prologis, Inc. (REIT)	9,550	767,534
Public Storage (REIT)	1,900	377,359
Realty Income Corp. (REIT)	3,700	184,482
Regency Centers Corp. (REIT)	2,119	81,433
SBA Communications Corp. (REIT)	1,450	391,457
Scentre Group (REIT)	47,993	47,518
Segro plc (REIT)	9,789	92,573
Simon Property Group, Inc. (REIT)	3,900	213,954
SL Green Realty Corp. (REIT)	1,050	45,255
Stockland (REIT)	20,799	33,321
Suntec REIT (REIT)	14,191	12,491
UDR, Inc. (REIT)	3,450	126,063
Unibail-Rodamco-Westfield (REIT)	1,282	72,595
United Urban Investment Corp. (REIT)	27	26,790
Ventas, Inc. (REIT)	4,450	119,260
Vicinity Centres (REIT)	28,115	17,694
Vornado Realty Trust (REIT)	2,150	77,852
Welltower, Inc. (REIT)	4,700	215,166
Weyerhaeuser Co. (REIT)	9,350	158,483

		9,321,019

Real Estate Management & Development (0.3%)
Aeon Mall Co. Ltd.	823	10,380
Aroundtown SA	8,356	41,876
Azrieli Group Ltd.	414	23,942
CapitaLand Ltd.	21,942	43,801
CBRE Group, Inc., Class A*	3,950	148,955
City Developments Ltd.	4,206	21,321
CK Asset Holdings Ltd.	22,916	124,668
Daito Trust Construction Co. Ltd.	676	63,051
Daiwa House Industry Co. Ltd.	5,135	127,178
Deutsche Wohnen SE	3,374	128,913
Hang Lung Properties Ltd.	17,369	35,129
Henderson Land Development Co. Ltd.	12,485	47,416
Hongkong Land Holdings Ltd.
(Bermuda Stock Exchange)	6,900	25,116
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	12,131
Hulic Co. Ltd.	2,761	28,034
Kerry Properties Ltd.	4,971	13,054
Lendlease Group	5,091	32,023
Mitsubishi Estate Co. Ltd.	10,887	160,495
Mitsui Fudosan Co. Ltd.	8,233	142,398
New World Development Co. Ltd.	55,276	59,210
Nomura Real Estate Holdings, Inc.	1,126	18,264
Sino Land Co. Ltd.	27,000	34,158
Sumitomo Realty & Development Co. Ltd.	3,008	73,315
Sun Hung Kai Properties Ltd.	14,439	189,583
Swire Pacific Ltd., Class A	4,257	27,272
Swire Properties Ltd.	9,996	28,045
Swiss Prime Site AG (Registered)	728	71,462
Tokyu Fudosan Holdings Corp.(x)	5,361	25,660
UOL Group Ltd.	4,185	19,268
Vonovia SE	4,692	231,275
Wharf Real Estate Investment Co. Ltd.(x)	10,415	42,676
Wheelock & Co. Ltd.	6,997	47,528

		2,097,597

Total Real Estate		11,418,616

Utilities (2.1%)
Electric Utilities (1.3%)
Alliant Energy Corp.	2,942	142,069
American Electric Power Co., Inc.	6,150	491,877
AusNet Services	12,928	13,656
Chubu Electric Power Co., Inc.	5,860	82,612
Chugoku Electric Power Co., Inc. (The)(x)	2,461	34,458
CK Infrastructure Holdings Ltd.	5,668	30,021
CLP Holdings Ltd.	15,065	138,472
Duke Energy Corp.	8,900	719,832
Edison International	4,050	221,899
EDP - Energias de Portugal SA	22,310	89,647
Electricite de France SA	5,603	44,187
Endesa SA	2,955	63,264
Enel SpA	74,087	515,677
Entergy Corp.	2,250	211,433
Evergy, Inc.	3,270	180,013
Eversource Energy	3,950	308,930
Exelon Corp.	12,100	445,401
FirstEnergy Corp.	6,050	242,424
Fortum OYJ	4,008	58,931
HK Electric Investments & HK Electric Investments Ltd.(m)	19,376	18,609
Iberdrola SA	56,056	553,497
Kansai Electric Power Co., Inc. (The)(x)	6,346	70,787
Kyushu Electric Power Co., Inc.(x)	3,207	25,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mercury NZ Ltd.	6,202	$15,517
NextEra Energy, Inc.	6,000	1,443,720
NRG Energy, Inc.	3,600	98,136
Orsted A/S(m)	1,762	173,037
Pinnacle West Capital Corp.	1,400	106,106
Power Assets Holdings Ltd.	11,892	70,847
PPL Corp.	9,000	222,120
Red Electrica Corp. SA	3,939	70,929
Southern Co. (The)	12,850	695,699
SSE plc	9,338	150,707
Terna Rete Elettrica Nazionale SpA	12,812	81,190
Tohoku Electric Power Co., Inc.	3,867	37,334
Tokyo Electric Power Co. Holdings, Inc.*	13,780	48,151
Verbund AG	705	25,552
Xcel Energy, Inc.	6,400	385,920

		8,328,496

Gas Utilities (0.1%)
APA Group	10,284	65,680
Atmos Energy Corp.	1,465	145,372
Enagas SA	2,128	42,332
Hong Kong & China Gas Co. Ltd	89,909	147,855
Naturgy Energy Group SA(x)	2,710	47,974
Osaka Gas Co. Ltd.	3,467	65,446
Snam SpA	18,472	85,315
Toho Gas Co. Ltd.	714	32,603
Tokyo Gas Co. Ltd.	3,513	83,230

		715,807

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	8,250	112,200
Electric Power Development Co. Ltd.	1,271	25,660
Meridian Energy Ltd.	11,567	27,365
Uniper SE	1,894	47,534

		212,759

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,973	63,965
Ameren Corp.	3,050	222,131
CenterPoint Energy, Inc.	6,250	96,562
Centrica plc	52,983	24,923
CMS Energy Corp.	3,550	208,562
Consolidated Edison, Inc.	3,900	304,200
Dominion Energy, Inc.	9,569	690,786
DTE Energy Co.	2,300	218,431
E.ON SE	20,444	215,000
Engie SA	16,630	172,023
National Grid plc	31,694	371,469
NiSource, Inc.	4,550	113,614
Public Service Enterprise Group, Inc.	6,300	282,933
RWE AG	5,318	142,357
Sempra Energy	3,450	389,816
Suez	3,085	31,432
Veolia Environnement SA(x)	4,901	104,847
WEC Energy Group, Inc.	3,950	348,114

		4,001,165

Water Utilities (0.1%)
American Water Works Co., Inc.	2,250	269,010
Severn Trent plc	2,224	62,727
United Utilities Group plc	6,322	70,596

		402,333

Total Utilities		13,660,560

Total Common Stocks (57.5%) (Cost $371,617,294)		376,523,532

EXCHANGE TRADED FUNDS (ETF):
Equity (3.5%)
iShares Russell 2000 ETF(x)	98,315	11,253,135
SPDR S&P MidCap 400 ETF Trust(x)	42,944	11,289,119

Total Exchange Traded Funds (3.5%) (Cost $29,182,892)		22,542,254

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$140,000	150,063
3.250%, 11/16/28	350,000	411,440
FHLMC
2.375%, 1/13/22	1,380,000	1,427,228
2.750%, 6/19/23	701,000	750,194
FNMA
2.875%, 10/30/20	352,000	356,629
2.875%, 9/12/23	799,000	863,602
1.875%, 9/24/26	612,000	648,766

Total U.S. Government Agency Securities		4,607,922

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,654,082
6.125%, 11/15/27	238,000	336,481
U.S. Treasury Notes
3.625%, 2/15/21	2,301,800	2,372,164
1.375%, 5/31/21#	3,561,700	3,612,829
1.250%, 10/31/21#	3,597,500	3,655,801
1.875%, 11/30/21	3,500,000	3,596,183
1.750%, 4/30/22	1,965,900	2,027,555
1.750%, 5/31/22	603,000	622,493
1.875%, 7/31/22#	1,055,000	1,094,680
2.000%, 7/31/22	2,453,000	2,552,448
1.875%, 8/31/22	605,500	628,953
1.875%, 10/31/22	748,000	778,559
1.625%, 11/15/22	2,361,000	2,443,336
2.000%, 11/30/22	898,000	938,639
2.125%, 12/31/22	895,000	939,861
2.000%, 2/15/23	751,000	787,573
1.750%, 5/15/23	2,762,000	2,884,971
1.625%, 5/31/23	157,000	163,419
1.375%, 8/31/23	786,000	814,085
1.375%, 9/30/23	284,400	294,669
2.750%, 11/15/23	485,600	527,682
2.125%, 11/30/23#	997,000	1,061,708
2.250%, 12/31/23#	3,466,000	3,712,021
2.500%, 1/31/24	466,100	504,312
2.125%, 3/31/24	775,000	829,527
2.250%, 4/30/24	620,000	667,512
2.000%, 5/31/24	1,575,000	1,681,654
1.750%, 7/31/24	158,000	167,375
2.375%, 8/15/24#	2,585,000	2,809,829
2.250%, 11/15/24#	3,349,000	3,634,398
1.500%, 11/30/24	483,000	508,277
2.000%, 2/15/25#	5,610,500	6,040,205
2.125%, 5/15/25	2,135,000	2,317,612
1.625%, 2/15/26	2,980,000	3,171,025
2.000%, 11/15/26	725,000	793,047
2.250%, 2/15/27	404,000	450,026
2.375%, 5/15/27	1,502,800	1,692,961
2.250%, 8/15/27#	1,152,500	1,291,542
2.250%, 11/15/27	769,000	863,608
2.750%, 2/15/28	502,000	584,436
2.875%, 5/15/28	560,000	659,372
3.125%, 11/15/28	547,900	660,440
2.625%, 2/15/29	748,100	872,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 5/15/29	$1,989,300	$2,284,307
1.625%, 8/15/29	1,015,000	1,099,971
1.750%, 11/15/29	902,800	990,792
1.500%, 2/15/30	159,000	171,129

Total U.S. Treasury Obligations		74,246,489

Total Long-Term Debt Securities (12.0%) (Cost $73,752,046)		78,854,411

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (15.2%)
JPMorgan Prime Money Market Fund, IM Shares	99,675,339	99,685,306

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $9,000,005, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $9,180,000.(xx)	9,000,000	9,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,600,011, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,652,000.(xx)	2,600,000	2,600,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,580,832, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,612,449.(xx)	1,580,831	1,580,831
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		21,180,831

U.S. Treasury Obligations (8.7%)
U.S. Treasury Bills
0.10%, 6/4/20(p)	6,000,000	5,998,909
0.13%, 9/24/20(p)	50,608,000	50,575,490

Total U.S. Treasury Obligations		56,574,399

Total Short-Term Investments (27.1%) (Cost $177,466,127)		177,440,536

Total Investments in Securities (100.1%) (Cost $652,018,359)		655,360,733
Other Assets Less Liabilities (-0.1%)		(801,426)

Net Assets (100%)		$654,559,307

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,642,492.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $1,099,756 or 0.2% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $24,692,845. This was collateralized by $4,423,305 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/7/20 - 11/15/49 and by cash of $21,180,831 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS)

Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Austria	0.0	#
Belgium	0.1
Chile	0.0	#
China	0.1
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	1.6
Germany	1.3
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.3
Japan	4.2
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.7
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.4
Sweden	0.4
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	84.1
Cash and Other	(0.1)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	13	6/2020	USD	1,013,545	69,500
U.S. Treasury 10 Year Note	815	6/2020	USD	113,030,313	3,804,361

					3,873,861

Short Contracts
EURO STOXX 50 Index	(838)	6/2020	EUR	(25,388,604)	(2,685,628)
FTSE 100 Index	(31)	6/2020	GBP	(2,169,955)	(25,274)
S&P 500 E-Mini Index	(1,246)	6/2020	USD	(160,092,310)	1,833,656
SPI 200 Index	(62)	6/2020	AUD	(4,870,946)	(31,149)
TOPIX Index	(73)	6/2020	JPY	(9,525,134)	(786,695)

					(1,695,090)

					2,178,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	8,052,000	USD	8,323,513	Credit Suisse	6/15/2020	72,211
JPY	390,662,237	USD	3,643,955	Citibank NA	6/15/2020	916
JPY	572,277,000	USD	5,246,190	Morgan Stanley	6/15/2020	93,144
USD	4,136,711	AUD	6,149,906	Barclays Bank plc	6/15/2020	353,137
USD	10,348,429	AUD	15,672,046	BNP Paribas	6/15/2020	706,599
USD	4,745,946	AUD	7,183,500	Citibank NA	6/15/2020	326,480
USD	1,583,291	AUD	2,394,500	JPMorgan Chase Bank	6/15/2020	110,136
USD	931,185	CHF	891,666	BNP Paribas	6/15/2020	1,455
USD	2,718,807	EUR	2,450,906	Citibank NA	6/15/2020	7,946
USD	13,043,418	GBP	10,147,000	Citibank NA	6/15/2020	423,188
USD	3,668,315	GBP	2,806,000	Credit Suisse	6/15/2020	178,380
USD	3,547,180	NOK	32,953,000	BNP Paribas	6/15/2020	376,624
USD	4,472,933	NZD	7,117,919	JPMorgan Chase Bank	6/15/2020	228,200
USD	20,647,376	SEK	195,708,432	Morgan Stanley	6/15/2020	831,325

Total unrealized appreciation						3,709,741

AUD	25,203,509	USD	16,711,978	Credit Suisse	6/15/2020	(1,206,157)
AUD	4,714,000	USD	3,185,283	JPMorgan Chase Bank	6/15/2020	(285,114)
AUD	4,714,000	USD	3,181,159	JPMorgan Chase Bank	6/15/2020	(280,990)
CHF	2,560,870	USD	2,671,943	Credit Suisse	6/15/2020	(1,754)
CHF	11,565,000	USD	12,388,328	JPMorgan Chase Bank	6/15/2020	(329,641)
EUR	9,363,136	USD	10,465,114	Citibank NA	6/15/2020	(108,880)
EUR	2,738,000	USD	3,048,281	Credit Suisse	6/15/2020	(19,876)
GBP	7,530,918	USD	9,670,746	HSBC Bank plc	6/15/2020	(304,242)
JPY	252,675,773	USD	2,363,714	Goldman Sachs Bank USA	6/15/2020	(6,254)
JPY	984,330,442	USD	9,184,029	JPMorgan Chase Bank	6/15/2020	(243)
NOK	32,953,000	USD	3,501,029	Morgan Stanley	6/15/2020	(330,473)
NZD	3,709,919	USD	2,324,682	BNP Paribas	6/15/2020	(112,291)
NZD	3,408,000	USD	2,207,354	JPMorgan Chase Bank	6/15/2020	(175,012)
SEK	13,094,117	USD	1,365,758	BNP Paribas	6/15/2020	(39,941)
SEK	6,146,588	USD	640,706	Citibank NA	6/15/2020	(18,346)
SEK	67,745,000	USD	7,079,242	Credit Suisse	6/15/2020	(219,863)
SEK	116,992,000	USD	12,019,784	JPMorgan Chase Bank	6/15/2020	(174,001)
USD	1,703,228	CHF	1,655,500	Citibank NA	6/15/2020	(22,942)
USD	5,102,774	CHF	4,966,500	Goldman Sachs Bank USA	6/15/2020	(75,736)
USD	1,639,509	JPY	181,807,000	Bank of America	6/15/2020	(56,747)
USD	3,880,889	JPY	421,747,000	BNP Paribas	6/15/2020	(54,002)
USD	3,877,345	JPY	421,747,000	JPMorgan Chase Bank	6/15/2020	(57,546)
USD	3,146,763	JPY	339,671,000	JPMorgan Chase Bank	6/15/2020	(22,362)

Total unrealized depreciation						(3,902,413)

Net unrealized depreciation						(192,672)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Communication Services	$29,164,137	$5,762,664	$—	$34,926,801
Consumer Discretionary	26,883,445	11,544,851	3,182	38,431,478
Consumer Staples	21,006,894	13,162,448	—	34,169,342
Energy	7,133,978	4,130,644	—	11,264,622
Financials	30,515,996	16,765,423	—	47,281,419
Health Care	41,930,733	14,785,612	1,179	56,717,524
Industrials	22,615,735	14,792,369	—	37,408,104
Information Technology	70,009,061	7,555,392	—	77,564,453
Materials	6,677,763	7,002,850	—	13,680,613
Real Estate	8,048,354	3,370,262	—	11,418,616
Utilities	9,317,310	4,343,250	—	13,660,560
Exchange Traded Funds	22,542,254	—	—	22,542,254
Forward Currency Contracts	—	3,709,741	—	3,709,741
Futures	5,707,517	—	—	5,707,517
Short-Term Investments
Investment Company	99,685,306	—	—	99,685,306
Repurchase Agreements	—	21,180,831	—	21,180,831
U.S. Treasury Obligations	—	56,574,399	—	56,574,399
U.S. Government Agency Securities	—	4,607,922	—	4,607,922
U.S. Treasury Obligations	—	74,246,489	—	74,246,489

Total Assets	$401,238,483	$263,535,147	$4,361	$664,777,991

Liabilities:
Forward Currency Contracts	$—	$(3,902,413)	$—	$(3,902,413)
Futures	(3,528,746)	—	—	(3,528,746)

Total Liabilities	$(3,528,746)	$(3,902,413)	$—	$(7,431,159)

Total	$397,709,737	$259,632,734	$4,361	$657,346,832

(a)	Securities with a market value of $4,361 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,293,144
Aggregate gross unrealized depreciation	(74,514,361)

Net unrealized appreciation	$6,778,783

Federal income tax cost of investments in securities and derivative instruments, if applicable	$650,568,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	213,563	$6,225,362
BT Group plc	339,840	495,666
Cellnex Telecom SA(m)	10,135	461,311
CenturyLink, Inc.	28,692	271,426
Deutsche Telekom AG (Registered)	134,847	1,785,448
Elisa OYJ	5,755	357,608
HKT Trust & HKT Ltd.	153,168	207,948
Iliad SA(x)	1,077	146,383
Koninklijke KPN NV	144,533	345,713
Nippon Telegraph & Telephone Corp.	52,080	1,235,870
Orange SA	80,715	1,000,722
PCCW Ltd.	171,776	94,392
Proximus SADP	6,154	141,224
Singapore Telecommunications Ltd.	330,323	589,864
Spark New Zealand Ltd.	74,288	181,079
Swisscom AG (Registered)	1,048	564,985
Telecom Italia SpA (Aquis Stock Exchange)	243,872	96,538
Telecom Italia SpA (Turquoise Stock Exchange)*	369,053	150,924
Telefonica Deutschland Holding AG	36,103	89,728
Telefonica SA	189,057	867,930
Telenor ASA	29,179	427,604
Telia Co. AB	110,701	398,204
Telstra Corp. Ltd.	168,412	321,428
TPG Telecom Ltd.	15,014	65,023
United Internet AG (Registered)	4,976	149,267
Verizon Communications, Inc.	120,925	6,497,300

		23,168,947

Entertainment (0.8%)
Activision Blizzard, Inc.*	22,424	1,333,779
Bollore SA	35,654	98,213
Electronic Arts, Inc.*	8,515	852,948
Konami Holdings Corp.	3,774	115,703
Live Nation Entertainment, Inc.*	4,156	188,932
Netflix, Inc.*	12,846	4,823,673
Nexon Co. Ltd.	19,946	326,251
Nintendo Co. Ltd.	4,528	1,746,422
Square Enix Holdings Co. Ltd.	3,718	166,156
Take-Two Interactive Software, Inc.*	3,339	396,039
Toho Co. Ltd.	4,588	140,272
Ubisoft Entertainment SA*	3,419	252,138
Vivendi SA	34,551	741,348
Walt Disney Co. (The)	52,653	5,086,280

		16,268,154

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	8,804	10,229,808
Alphabet, Inc., Class C*	8,728	10,149,006
Auto Trader Group plc(m)	37,479	203,685
Facebook, Inc., Class A*	70,336	11,732,045
Kakaku.com, Inc.	5,509	101,099
LINE Corp.*	2,437	117,754
REA Group Ltd.(x)	2,132	100,382
Twitter, Inc.*	22,619	555,522
Z Holdings Corp.	107,273	345,052

		33,534,353

Media (0.5%)
Altice Europe NV, Class A*	27,299	105,527
Charter Communications, Inc., Class A*	4,570	1,993,937
Comcast Corp., Class A	132,704	4,562,364
CyberAgent, Inc.	4,092	158,795
Dentsu Group, Inc.	8,751	168,719
Discovery, Inc., Class A(x)*	4,555	88,549
Discovery, Inc., Class C*	9,753	171,068
DISH Network Corp., Class A*	7,468	149,285
Eutelsat Communications SA	7,063	73,956
Fox Corp., Class A	10,343	244,405
Fox Corp., Class B	4,760	108,909
Hakuhodo DY Holdings, Inc.	9,446	95,280
Informa plc	50,645	280,878
Interpublic Group of Cos., Inc. (The)	11,335	183,514
ITV plc	146,574	121,194
JCDecaux SA(x)	3,444	62,453
News Corp., Class A	11,336	101,740
News Corp., Class B	3,520	31,645
Omnicom Group, Inc.	6,330	347,517
Pearson plc	31,638	218,454
Publicis Groupe SA	8,752	251,095
Schibsted ASA, Class B	3,965	70,396
SES SA (FDR)	14,738	86,715
Singapore Press Holdings Ltd.	65,421	84,273
Telenet Group Holding NV	1,873	56,456
ViacomCBS, Inc.	15,765	220,868
WPP plc	51,054	347,867

		10,385,859

Wireless Telecommunication Services (0.5%)
KDDI Corp.	71,470	2,112,516
Millicom International Cellular SA (SDR)(x)	2,675	75,324
NTT DOCOMO, Inc.	53,974	1,696,682
Softbank Corp.(x)	67,787	862,859
SoftBank Group Corp.	63,412	2,220,499
Tele2 AB, Class B	20,203	271,492
T-Mobile US, Inc.*	9,267	777,501
Vodafone Group plc	1,082,992	1,512,841

		9,529,714

Total Communication Services		92,887,027

Consumer Discretionary (5.7%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	6,557	161,467
Aptiv plc	7,383	363,539
BorgWarner, Inc.	5,960	145,245
Bridgestone Corp.(x)	23,107	711,076
Cie Generale des Etablissements Michelin SCA	6,914	615,383
Continental AG	4,450	325,428
Denso Corp.	17,533	566,354
Faurecia SE	3,071	91,920
JTEKT Corp.(x)	8,333	56,584
Koito Manufacturing Co. Ltd.	4,228	143,084
NGK Spark Plug Co. Ltd.	6,339	89,226
Nokian Renkaat OYJ	5,058	122,744
Pirelli & C SpA(m)(x)	16,183	57,930
Stanley Electric Co. Ltd.	5,304	104,511
Sumitomo Electric Industries Ltd.	30,515	320,981
Sumitomo Rubber Industries Ltd.	6,917	65,281
Toyoda Gosei Co. Ltd.	2,629	45,078
Toyota Industries Corp.	5,932	284,647
Valeo SA	9,751	163,068
Yokohama Rubber Co. Ltd. (The)	4,801	59,567

		4,493,113

Automobiles (0.7%)
Bayerische Motoren Werke AG	13,395	703,238
Bayerische Motoren Werke AG (Preference)(q)	2,270	99,313
Daimler AG (Registered)	36,791	1,128,655
Ferrari NV	4,876	757,858
Fiat Chrysler Automobiles NV	43,914	316,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ford Motor Co.	113,790	$549,606
General Motors Co.	36,750	763,665
Harley-Davidson, Inc.	4,500	85,185
Honda Motor Co. Ltd.	65,958	1,483,377
Isuzu Motors Ltd.	22,311	147,681
Mazda Motor Corp.	23,005	121,711
Mitsubishi Motors Corp.	27,132	76,830
Nissan Motor Co. Ltd.(x)	93,919	310,060
Peugeot SA	23,794	317,232
Porsche Automobil Holding SE (Preference)(q)	6,195	267,623
Renault SA	7,776	151,012
Subaru Corp.(x)	24,895	477,975
Suzuki Motor Corp.	14,900	356,526
Toyota Motor Corp.	92,410	5,563,246
Volkswagen AG	1,313	177,946
Volkswagen AG (Preference)(q)	7,508	894,535
Yamaha Motor Co. Ltd.	11,328	136,833

		14,886,560

Distributors (0.0%)
Genuine Parts Co.	4,235	285,142
Jardine Cycle & Carriage Ltd.	3,997	55,360
LKQ Corp.*	8,896	182,457

		522,959

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,903	73,935
H&R Block, Inc.	5,670	79,834

		153,769

Hotels, Restaurants & Leisure (0.8%)
Accor SA	7,101	194,241
Aristocrat Leisure Ltd.	23,250	300,832
Carnival Corp.(x)	11,655	153,496
Carnival plc	6,475	78,592
Chipotle Mexican Grill, Inc.*	811	530,719
Compass Group plc	64,182	1,002,819
Crown Resorts Ltd.	15,068	69,881
Darden Restaurants, Inc.	3,565	194,150
Flight Centre Travel Group Ltd.(r)	2,250	13,715
Flutter Entertainment plc	3,164	286,828
Galaxy Entertainment Group Ltd.	87,644	464,240
Genting Singapore Ltd.	244,650	118,889
GVC Holdings plc	23,543	163,427
Hilton Worldwide Holdings, Inc.	8,230	561,615
InterContinental Hotels Group plc	6,996	299,538
Las Vegas Sands Corp.(x)	9,813	416,758
Marriott International, Inc., Class A	7,930	593,243
McDonald’s Corp.	21,945	3,628,606
McDonald’s Holdings Co. Japan Ltd.	2,689	121,440
Melco Resorts & Entertainment Ltd. (ADR)	8,502	105,425
MGM Resorts International	14,970	176,646
Norwegian Cruise Line Holdings Ltd.*	6,203	67,985
Oriental Land Co. Ltd.(x)	8,093	1,035,693
Royal Caribbean Cruises Ltd.	4,966	159,756
Sands China Ltd.	98,153	357,215
SJM Holdings Ltd.	80,205	67,270
Sodexo SA(x)	3,579	242,523
Starbucks Corp.	34,493	2,267,570
Tabcorp Holdings Ltd.	81,696	129,596
TUI AG	17,837	79,883
Whitbread plc	5,408	202,514
Wynn Macau Ltd.	63,077	95,405
Wynn Resorts Ltd.(x)	2,795	168,231
Yum! Brands, Inc.	8,780	601,693

		14,950,434

Household Durables (0.4%)
Barratt Developments plc	41,190	224,489
Berkeley Group Holdings plc	4,830	215,906
Casio Computer Co. Ltd.(x)	7,859	110,246
DR Horton, Inc.	9,735	330,990
Electrolux AB	9,125	113,631
Garmin Ltd.	4,230	317,081
Husqvarna AB, Class B	16,907	85,005
Iida Group Holdings Co. Ltd.(x)	5,956	82,506
Leggett & Platt, Inc.	3,855	102,851
Lennar Corp., Class A	8,125	310,375
Mohawk Industries, Inc.*	1,800	137,232
Newell Brands, Inc.	11,047	146,704
Nikon Corp.	12,975	119,855
NVR, Inc.*	64	164,423
Panasonic Corp.	89,321	681,854
Persimmon plc	12,887	305,195
PulteGroup, Inc.	7,385	164,833
Rinnai Corp.	1,357	96,191
SEB SA	916	114,306
Sekisui Chemical Co. Ltd.	14,701	194,978
Sekisui House Ltd.	25,149	415,621
Sharp Corp.(x)*	8,616	90,276
Sony Corp.	51,452	3,058,472
Taylor Wimpey plc	132,695	192,828
Whirlpool Corp.	1,865	160,017

		7,935,865

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.(x)*	12,246	23,876,271
Booking Holdings, Inc.*	1,279	1,720,664
Delivery Hero SE(m)*	4,582	347,454
eBay, Inc.	22,335	671,390
Expedia Group, Inc.	4,027	226,599
Just Eat Takeaway(m)*	4,668	351,899
Mercari, Inc.*	3,077	59,701
Ocado Group plc*	18,592	280,742
Prosus NV*	19,719	1,366,302
Rakuten, Inc.	34,824	264,202
Zalando SE(m)*	5,600	218,198
ZOZO, Inc.(x)	4,412	59,200

		29,442,622

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,083	392,295
Hasbro, Inc.	3,625	259,369
Sankyo Co. Ltd.	1,812	52,812
Sega Sammy Holdings, Inc.	7,001	85,244
Shimano, Inc.	3,001	429,819
Yamaha Corp.	5,812	226,561

		1,446,100

Multiline Retail (0.3%)
Dollar General Corp.	7,410	1,118,984
Dollar Tree, Inc.*	6,944	510,176
Harvey Norman Holdings Ltd.(x)	22,741	41,023
Isetan Mitsukoshi Holdings Ltd.(x)	13,610	79,343
J Front Retailing Co. Ltd.(x)	9,304	77,291
Kohl’s Corp.	4,550	66,384
Macy’s, Inc.(x)	8,960	43,993
Marks & Spencer Group plc	78,895	96,875
Marui Group Co. Ltd.(x)	7,691	129,104
Next plc	5,390	271,499
Nordstrom, Inc.(x)	3,130	48,014
Pan Pacific International Holdings Corp.	17,935	340,582
Ryohin Keikaku Co. Ltd.	9,655	108,368
Target Corp.(x)	14,800	1,375,956
Wesfarmers Ltd.	45,872	987,809

		5,295,401

Specialty Retail (0.9%)
ABC-Mart, Inc.	1,335	66,957
Advance Auto Parts, Inc.	2,066	192,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AutoZone, Inc.*	705	$596,430
Best Buy Co., Inc.	6,635	378,195
CarMax, Inc.*	4,710	253,539
Dufry AG (Registered)	1,636	50,713
Fast Retailing Co. Ltd.(x)	2,361	964,742
Gap, Inc. (The)	6,145	43,261
Hennes & Mauritz AB, Class B(x)	32,502	418,202
Hikari Tsushin, Inc.	848	142,274
Home Depot, Inc. (The)	31,885	5,953,248
Industria de Diseno Textil SA	44,132	1,145,745
JD Sports Fashion plc	17,718	101,979
Kingfisher plc	85,371	153,774
L Brands, Inc.	6,755	78,088
Lowe’s Cos., Inc.	22,415	1,928,811
Nitori Holdings Co. Ltd.	3,241	438,087
O’Reilly Automotive, Inc.*	2,265	681,878
Ross Stores, Inc.(x)	10,580	920,143
Shimamura Co. Ltd.	896	54,117
Tiffany & Co.	3,200	414,400
TJX Cos., Inc. (The)	35,440	1,694,386
Tractor Supply Co.	3,404	287,808
Ulta Beauty, Inc.*	1,642	288,499
USS Co. Ltd.	8,871	122,191
Yamada Denki Co. Ltd.*	25,416	101,485

		17,471,751

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	7,298	1,678,889
Burberry Group plc	16,647	272,347
Capri Holdings Ltd.*	4,363	47,077
Cie Financiere Richemont SA (Registered)	21,119	1,157,419
EssilorLuxottica SA	11,467	1,237,174
Hanesbrands, Inc.(x)	10,500	82,635
Hermes International	1,282	885,428
Kering SA	3,066	1,599,823
LVMH Moet Hennessy Louis Vuitton SE	11,247	4,174,836
Moncler SpA	7,305	266,670
NIKE, Inc., Class B	36,370	3,009,254
Pandora A/S	4,045	131,723
Puma SE	3,356	200,485
PVH Corp.	2,152	81,001
Ralph Lauren Corp.	1,479	98,842
Swatch Group AG (The)	1,171	234,041
Swatch Group AG (The) (Registered)	2,128	83,736
Tapestry, Inc.	8,050	104,247
Under Armour, Inc., Class A*	5,492	50,581
Under Armour, Inc., Class C*	5,650	45,539
VF Corp.	9,520	514,842
Yue Yuen Industrial Holdings Ltd.	29,351	44,700

		16,001,289

Total Consumer Discretionary		112,599,863

Consumer Staples (5.5%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	30,827	1,368,976
Asahi Group Holdings Ltd.	14,673	476,417
Brown-Forman Corp., Class B	5,280	293,093
Budweiser Brewing Co. APAC Ltd.(m)*	53,580	137,669
Carlsberg A/S, Class B	4,327	491,184
Coca-Cola Amatil Ltd.	20,504	113,323
Coca-Cola Bottlers Japan, Inc.(x)	5,007	102,853
Coca-Cola Co. (The)	112,730	4,988,302
Coca-Cola European Partners plc	9,358	351,206
Coca-Cola HBC AG	8,078	173,621
Constellation Brands, Inc., Class A	4,850	695,296
Davide Campari-Milano SpA	23,498	169,022
Diageo plc	95,702	3,065,208
Heineken Holding NV	4,661	357,723
Heineken NV	10,486	877,658
Kirin Holdings Co. Ltd.	33,280	659,152
Molson Coors Beverage Co., Class B	5,405	210,849
Monster Beverage Corp.*	11,140	626,736
PepsiCo, Inc.	40,700	4,888,070
Pernod Ricard SA	8,590	1,221,832
Remy Cointreau SA(x)	913	100,040
Suntory Beverage & Food Ltd.	5,625	212,859
Treasury Wine Estates Ltd.	29,119	178,646

		21,759,735

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	26,457	588,043
Carrefour SA	24,495	388,072
Casino Guichard Perrachon SA(x)	2,193	84,562
Coles Group Ltd.	45,872	434,012
Colruyt SA	2,234	121,137
Costco Wholesale Corp.	12,925	3,685,305
Dairy Farm International Holdings Ltd.	13,681	62,967
FamilyMart Co. Ltd.	10,253	183,580
ICA Gruppen AB	3,662	154,384
J Sainsbury plc	71,598	186,463
Jeronimo Martins SGPS SA	10,183	184,185
Koninklijke Ahold Delhaize NV	47,891	1,120,807
Kroger Co. (The)(x)	23,360	703,603
Lawson, Inc.	2,028	111,544
METRO AG	7,284	63,040
Seven & i Holdings Co. Ltd.	30,484	1,006,653
Sundrug Co. Ltd.	2,896	92,946
Sysco Corp.	14,900	679,887
Tesco plc	396,225	1,122,015
Tsuruha Holdings, Inc.	1,494	197,536
Walgreens Boots Alliance, Inc.	21,855	999,866
Walmart, Inc.	41,401	4,703,982
Welcia Holdings Co. Ltd.	1,908	134,334
Wm Morrison Supermarkets plc	97,103	213,917
Woolworths Group Ltd.	50,924	1,112,688

		18,335,528

Food Products (1.4%)
a2 Milk Co. Ltd.*	29,743	300,823
Ajinomoto Co., Inc.	17,774	331,176
Archer-Daniels-Midland Co.	16,275	572,555
Associated British Foods plc	14,413	323,469
Barry Callebaut AG (Registered)	122	245,307
Calbee, Inc.	3,251	88,043
Campbell Soup Co.	4,890	225,722
Chocoladefabriken Lindt & Spruengli AG	43	363,287
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	349,930
Conagra Brands, Inc.	14,215	417,068
Danone SA	24,982	1,611,205
General Mills, Inc.	17,585	927,960
Hershey Co. (The)	4,375	579,688
Hormel Foods Corp.	8,040	374,986
JM Smucker Co. (The)	3,360	372,960
Kellogg Co.	7,230	433,728
Kerry Group plc (London Stock Exchange), Class A	1,182	136,149
Kerry Group plc (Turquoise Stock Exchange), Class A	5,243	601,073
Kikkoman Corp.(x)	5,883	250,499
Kraft Heinz Co. (The)	18,185	449,897
Lamb Weston Holdings, Inc.	4,246	242,447
McCormick & Co., Inc. (Non-Voting)	3,650	515,417
Meiji Holdings Co. Ltd.	4,632	330,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mondelez International, Inc., Class A	42,105	$2,108,618
Mowi ASA	17,783	271,055
Nestle SA (Registered)	120,403	12,409,723
NH Foods Ltd.(x)	3,332	116,119
Nisshin Seifun Group, Inc.	8,003	133,583
Nissin Foods Holdings Co. Ltd.	2,565	214,082
Orkla ASA	30,386	260,026
Toyo Suisan Kaisha Ltd.	3,588	173,715
Tyson Foods, Inc., Class A	8,580	496,525
Vitasoy International Holdings Ltd.(x)	30,115	90,945
WH Group Ltd.(m)	386,856	359,249
Wilmar International Ltd.	77,720	175,794
Yakult Honsha Co. Ltd.	4,844	286,866
Yamazaki Baking Co. Ltd.	4,901	102,620

		27,242,320

Household Products (0.9%)
Church & Dwight Co., Inc.	7,180	460,813
Clorox Co. (The)	3,645	631,496
Colgate-Palmolive Co.	25,010	1,659,664
Essity AB, Class B	24,537	756,655
Henkel AG & Co. KGaA	4,204	316,800
Henkel AG & Co. KGaA (Preference)(q)	7,208	587,807
Kimberly-Clark Corp.	10,020	1,281,257
Lion Corp.	9,076	194,719
Pigeon Corp.	4,675	179,433
Procter & Gamble Co. (The)(x)	72,930	8,022,300
Reckitt Benckiser Group plc	28,697	2,202,427
Unicharm Corp.	16,326	612,998

		16,906,369

Personal Products (0.6%)
Beiersdorf AG	4,078	414,951
Coty, Inc., Class A	8,576	44,252
Estee Lauder Cos., Inc. (The), Class A	6,540	1,042,084
Kao Corp.	19,500	1,596,642
Kobayashi Pharmaceutical Co. Ltd.	1,991	184,566
Kose Corp.	1,348	166,192
L’Oreal SA	10,223	2,683,395
Pola Orbis Holdings, Inc.	3,708	68,490
Shiseido Co. Ltd.	16,183	955,959
Unilever NV	59,371	2,925,209
Unilever plc	44,902	2,266,812

		12,348,552

Tobacco (0.6%)
Altria Group, Inc.	54,595	2,111,189
British American Tobacco plc	92,803	3,169,070
Imperial Brands plc	38,572	714,968
Japan Tobacco, Inc.(x)	48,549	898,664
Philip Morris International, Inc.	45,455	3,316,397
Swedish Match AB(x)	6,875	393,264

		10,603,552

Total Consumer Staples		107,196,056

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	19,005	199,552
Halliburton Co.	25,615	175,463
Helmerich & Payne, Inc.	3,130	48,985
National Oilwell Varco, Inc.	11,260	110,686
Schlumberger Ltd.	40,443	545,576
TechnipFMC plc	12,226	82,403
Tenaris SA	19,104	116,861
Worley Ltd.(x)	13,648	53,485

		1,333,011

Oil, Gas & Consumable Fuels (1.7%)
Aker BP ASA	4,371	55,651
Apache Corp.	10,985	45,917
BP plc	824,194	3,506,263
Cabot Oil & Gas Corp.	11,840	203,530
Caltex Australia Ltd.	10,102	141,770
Chevron Corp.	55,280	4,005,589
Concho Resources, Inc.	5,803	248,658
ConocoPhillips	32,070	987,756
Devon Energy Corp.	11,310	78,152
Diamondback Energy, Inc.	4,711	123,428
Eni SpA	102,922	1,040,586
EOG Resources, Inc.	17,010	610,999
Equinor ASA	40,522	510,444
Exxon Mobil Corp.	123,714	4,697,421
Galp Energia SGPS SA	20,280	231,542
Hess Corp.	7,570	252,081
HollyFrontier Corp.	4,327	106,055
Idemitsu Kosan Co. Ltd.(x)	7,940	182,029
Inpex Corp.	41,413	232,785
JXTG Holdings, Inc.	127,999	438,733
Kinder Morgan, Inc.	56,923	792,368
Koninklijke Vopak NV	2,845	148,346
Lundin Petroleum AB	7,519	143,981
Marathon Oil Corp.	23,320	76,723
Marathon Petroleum Corp.	18,912	446,701
Neste OYJ	17,116	579,744
Noble Energy, Inc.	13,900	83,956
Occidental Petroleum Corp.(x)	26,101	302,250
Oil Search Ltd.	55,519	84,455
OMV AG	5,959	164,707
ONEOK, Inc.	12,047	262,745
Origin Energy Ltd.	71,255	190,880
Phillips 66	12,960	695,304
Pioneer Natural Resources Co.	4,780	335,317
Repsol SA	59,978	547,314
Royal Dutch Shell plc, Class A	173,104	3,029,285
Royal Dutch Shell plc, Class B	151,143	2,534,202
Santos Ltd.	71,631	155,273
TOTAL SA	97,102	3,765,566
Valero Energy Corp.	11,985	543,640
Washington H Soul Pattinson & Co. Ltd.(x)	4,842	50,352
Williams Cos., Inc. (The)	35,407	501,009
Woodside Petroleum Ltd.	37,875	422,005

		33,555,512

Total Energy		34,888,523

Financials (7.3%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	17,113	140,475
AIB Group plc (BrsaItaliana Stock Exchange)*	625	701
AIB Group plc (Turquoise Stock Exchange)*	32,320	36,155
Aozora Bank Ltd.	4,785	91,234
Australia & New Zealand Banking Group Ltd.(x)	114,681	1,236,799
Banco Bilbao Vizcaya Argentaria SA	269,769	862,391
Banco de Sabadell SA(x)	231,094	118,739
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	672,336	1,636,432
Bank Hapoalim BM	45,915	276,023
Bank Leumi Le-Israel BM	59,857	330,958
Bank of America Corp.	236,743	5,026,054
Bank of East Asia Ltd. (The)	52,738	113,150
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	46,247
Bank of Ireland Group plc (Turquoise Stock Exchange)	14,706	27,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd. (The)(x)	2,147	$68,322
Bankia SA(x)	49,674	55,457
Bankinter SA	27,274	100,133
Barclays plc	697,871	810,865
Bendigo & Adelaide Bank Ltd.(x)	19,888	76,288
BNP Paribas SA	49,723	1,498,911
BOC Hong Kong Holdings Ltd.	149,713	412,549
CaixaBank SA	145,198	270,803
Chiba Bank Ltd. (The)	22,103	96,693
Citigroup, Inc.	63,830	2,688,520
Citizens Financial Group, Inc.	12,708	239,037
Comerica, Inc.	4,170	122,348
Commerzbank AG	40,534	147,449
Commonwealth Bank of Australia	71,620	2,705,261
Concordia Financial Group Ltd.(x)	42,835	124,773
Credit Agricole SA	63,855	468,010
Danske Bank A/S	26,161	296,524
DBS Group Holdings Ltd.	72,612	949,414
DNB ASA	38,361	430,227
Erste Group Bank AG	12,172	225,605
Fifth Third Bancorp	20,675	307,024
FinecoBank Banca Fineco SpA	24,635	223,872
First Republic Bank	4,872	400,868
Fukuoka Financial Group, Inc.(x)	6,959	92,142
Hang Seng Bank Ltd.	30,939	527,160
HSBC Holdings plc	816,836	4,600,078
Huntington Bancshares, Inc.	30,105	247,162
ING Groep NV	157,644	825,749
Intesa Sanpaolo SpA	602,148	982,859
Israel Discount Bank Ltd., Class A	47,093	139,481
Japan Post Bank Co. Ltd.(x)	16,385	151,389
JPMorgan Chase & Co.	91,680	8,253,950
KBC Group NV	10,102	466,177
KeyCorp	28,800	298,656
Lloyds Banking Group plc	2,836,709	1,118,640
M&T Bank Corp.	3,890	402,343
Mebuki Financial Group, Inc.	35,776	72,950
Mediobanca Banca di Credito Finanziario SpA	25,126	138,521
Mitsubishi UFJ Financial Group, Inc.	497,674	1,856,644
Mizrahi Tefahot Bank Ltd.	5,690	106,297
Mizuho Financial Group, Inc.	975,964	1,116,964
National Australia Bank Ltd.	116,641	1,233,049
Nordea Bank Abp (Aquis Stock Exchange)	1,774	10,000
Nordea Bank Abp (Turquoise Stock Exchange)	121,566	686,226
Oversea-Chinese Banking Corp. Ltd.	131,150	797,810
People’s United Financial, Inc.	12,960	143,208
PNC Financial Services Group, Inc. (The)	12,800	1,225,216
Raiffeisen Bank International AG	5,988	87,896
Regions Financial Corp.	28,160	252,595
Resona Holdings, Inc.	84,626	254,646
Royal Bank of Scotland Group plc	195,693	272,964
Seven Bank Ltd.	23,852	61,648
Shinsei Bank Ltd.	7,860	104,911
Shizuoka Bank Ltd. (The)(x)	18,361	111,708
Skandinaviska Enskilda Banken AB, Class A	65,846	445,413
Societe Generale SA	40,387	679,405
Standard Chartered plc	110,296	607,915
Sumitomo Mitsui Financial Group, Inc.	53,796	1,307,098
Sumitomo Mitsui Trust Holdings, Inc.	13,423	387,777
SVB Financial Group*	1,460	220,577
Svenska Handelsbanken AB, Class A*	62,144	520,408
Swedbank AB, Class A	36,639	409,138
Truist Financial Corp.	39,217	1,209,452
UniCredit SpA	81,322	636,729
United Overseas Bank Ltd.	50,993	698,323
US Bancorp	41,545	1,431,225
Wells Fargo & Co.	112,480	3,228,176
Westpac Banking Corp.	141,195	1,475,871
Zions Bancorp NA(x)	4,920	131,659

		62,690,298

Capital Markets (1.4%)
3i Group plc	39,367	385,269
Ameriprise Financial, Inc.	3,730	382,250
Amundi SA(m)	5,600	331,423
ASX Ltd.	7,832	377,724
Bank of New York Mellon Corp. (The)	24,460	823,813
BlackRock, Inc.	3,475	1,528,896
Cboe Global Markets, Inc.	3,188	284,529
Charles Schwab Corp. (The)	33,410	1,123,244
CME Group, Inc.	10,480	1,812,097
Credit Suisse Group AG (Registered)(x)*	103,411	853,905
Daiwa Securities Group, Inc.	61,878	240,015
Deutsche Bank AG (Registered)	79,436	533,644
Deutsche Boerse AG	7,687	1,055,950
E*TRADE Financial Corp.	6,575	225,654
Franklin Resources, Inc.(x)	8,135	135,773
Goldman Sachs Group, Inc. (The)	9,270	1,433,049
Hargreaves Lansdown plc	11,514	197,289
Hong Kong Exchanges & Clearing Ltd.	48,355	1,452,160
Intercontinental Exchange, Inc.	16,200	1,308,150
Invesco Ltd.	10,790	97,973
Japan Exchange Group, Inc.	20,614	364,241
Julius Baer Group Ltd.(x)*	9,054	309,113
London Stock Exchange Group plc	12,735	1,147,444
Macquarie Group Ltd.	13,082	712,223
Magellan Financial Group Ltd.	5,158	136,107
MarketAxess Holdings, Inc.	1,095	364,164
Moody’s Corp.	4,765	1,007,797
Morgan Stanley	35,940	1,221,960
MSCI, Inc.	2,458	710,264
Nasdaq, Inc.	3,345	317,608
Natixis SA(x)	92,544	300,899
Nomura Holdings, Inc.	134,275	568,821
Northern Trust Corp.	6,150	464,079
Partners Group Holding AG	757	523,602
Raymond James Financial, Inc.	3,534	223,349
S&P Global, Inc.	7,210	1,766,811
SBI Holdings, Inc.	9,570	139,612
Schroders plc	5,029	154,467
Singapore Exchange Ltd.	32,517	209,374
St James’s Place plc	21,523	205,088
Standard Life Aberdeen plc	97,076	268,560
State Street Corp.	10,575	563,330
T. Rowe Price Group, Inc.	6,845	668,414
UBS Group AG (Registered)*	156,129	1,459,252

		28,389,386

Consumer Finance (0.2%)
Acom Co. Ltd.(x)	16,145	65,648
AEON Financial Service Co. Ltd.	4,561	48,787
American Express Co.	19,535	1,672,391
Capital One Financial Corp.	13,522	681,779
Credit Saison Co. Ltd.(x)	6,377	74,053
Discover Financial Services	9,090	324,240
Isracard Ltd.	1	3
Synchrony Financial	16,418	264,166

		3,131,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.7%)
AMP Ltd.*	135,645	$110,624
Berkshire Hathaway, Inc., Class B*	57,156	10,449,831
Challenger Ltd.	22,269	56,698
Eurazeo SE	5,164	233,661
EXOR NV	4,387	225,973
Groupe Bruxelles Lambert SA	3,264	256,831
Industrivarden AB, Class C	6,757	131,906
Investor AB, Class B	18,427	847,538
Kinnevik AB, Class B	9,787	162,642
L E Lundbergforetagen AB, Class B	3,074	126,036
M&G plc*	103,560	144,205
Mitsubishi UFJ Lease & Finance Co. Ltd.(x)	16,309	80,201
ORIX Corp.	53,591	644,451
Pargesa Holding SA	1,562	103,689
Tokyo Century Corp.	1,725	53,950
Wendel SA	2,846	227,674

		13,855,910

Insurance (1.8%)
Admiral Group plc	7,651	211,116
Aegon NV	72,067	182,811
Aflac, Inc.	21,440	734,106
Ageas	7,223	300,551
AIA Group Ltd.	489,082	4,399,929
Allianz SE (Registered)	17,173	2,960,308
Allstate Corp. (The)	9,490	870,518
American International Group, Inc.	25,354	614,834
Aon plc	6,855	1,131,349
Arthur J Gallagher & Co.	5,461	445,126
Assicurazioni Generali SpA	44,456	605,622
Assurant, Inc.	1,765	183,719
Aviva plc	158,470	526,105
Baloise Holding AG (Registered)	1,974	259,102
Chubb Ltd.	13,281	1,483,355
Cincinnati Financial Corp.	4,465	336,884
CNP Assurances	19,085	186,812
Dai-ichi Life Holdings, Inc.	43,638	522,234
Direct Line Insurance Group plc	55,629	203,550
Everest Re Group Ltd.	1,150	221,283
Gjensidige Forsikring ASA(x)	8,091	138,450
Globe Life, Inc.	2,943	211,808
Hannover Rueck SE	2,440	356,746
Hartford Financial Services Group, Inc. (The)	10,515	370,549
Insurance Australia Group Ltd.	93,500	364,329
Japan Post Holdings Co. Ltd.(x)	63,721	499,228
Japan Post Insurance Co. Ltd.	9,104	112,936
Legal & General Group plc	241,314	577,308
Lincoln National Corp.	5,775	151,998
Loews Corp.	7,425	258,613
Mapfre SA	43,607	74,589
Marsh & McLennan Cos., Inc.	14,690	1,270,097
Medibank Pvt Ltd.	111,421	181,806
MetLife, Inc.	22,820	697,607
MS&AD Insurance Group Holdings, Inc.	19,202	537,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,839	1,180,321
NN Group NV	12,380	334,370
Poste Italiane SpA(m)	21,137	179,049
Principal Financial Group, Inc.	7,475	234,266
Progressive Corp. (The)	17,000	1,255,280
Prudential Financial, Inc.	11,680	608,995
Prudential plc	105,183	1,342,664
QBE Insurance Group Ltd.	53,188	290,603
RSA Insurance Group plc	41,733	216,930
Sampo OYJ, Class A	17,935	524,593
SCOR SE	12,190	268,589
Sompo Holdings, Inc.	13,593	420,465
Sony Financial Holdings, Inc.	6,160	104,121
Suncorp Group Ltd.	51,011	285,108
Swiss Life Holding AG (Registered)	1,360	463,039
Swiss Re AG(x)	11,921	919,154
T&D Holdings, Inc.	22,525	183,904
Tokio Marine Holdings, Inc.	25,852	1,185,638
Travelers Cos., Inc. (The)(x)	7,595	754,563
Tryg A/S	4,889	120,599
Unum Group	5,990	89,910
Willis Towers Watson plc	3,734	634,220
WR Berkley Corp.	4,195	218,853
Zurich Insurance Group AG	6,053	2,148,566

		36,147,012

Total Financials		144,213,673

Health Care (8.3%)
Biotechnology (1.0%)
AbbVie, Inc.(x)	43,157	3,288,132
Alexion Pharmaceuticals, Inc.*	6,500	583,635
Amgen, Inc.	17,364	3,520,204
BeiGene Ltd. (ADR)*	1,459	179,617
Biogen, Inc.*	5,310	1,679,978
CSL Ltd.	18,338	3,326,568
Galapagos NV*	1,755	348,232
Genmab A/S*	2,629	533,629
Gilead Sciences, Inc.	36,998	2,765,970
Grifols SA	12,068	411,037
Incyte Corp.*	5,230	382,993
PeptiDream, Inc.*	3,802	132,704
Regeneron Pharmaceuticals, Inc.*	2,400	1,171,896
Vertex Pharmaceuticals, Inc.*	7,573	1,801,995

		20,126,590

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	51,622	4,073,492
ABIOMED, Inc.*	1,342	194,805
Alcon, Inc.*	16,806	857,644
Align Technology, Inc.*	2,086	362,860
Asahi Intecc Co. Ltd.	7,897	195,490
Baxter International, Inc.	14,930	1,212,167
Becton Dickinson and Co.	7,916	1,818,859
BioMerieux	1,676	189,138
Boston Scientific Corp.*	40,715	1,328,530
Carl Zeiss Meditec AG	1,628	158,179
Cochlear Ltd.	2,339	268,715
Coloplast A/S, Class B	4,806	699,244
Cooper Cos., Inc. (The)	1,459	402,203
Danaher Corp.	18,640	2,579,962
Demant A/S*	4,465	99,100
Dentsply Sirona, Inc.	6,409	248,861
Edwards Lifesciences Corp.*	6,098	1,150,205
Fisher & Paykel Healthcare Corp. Ltd.	23,221	420,944
Hologic, Inc.*	7,750	272,025
Hoya Corp.	15,432	1,312,629
IDEXX Laboratories, Inc.*	2,501	605,842
Intuitive Surgical, Inc.*	3,381	1,674,305
Koninklijke Philips NV	36,625	1,482,387
Medtronic plc	39,183	3,533,523
Olympus Corp.	47,144	680,402
ResMed, Inc.	4,247	625,541
Sartorius AG (Preference)(q)	1,439	351,707
Siemens Healthineers AG(m)	6,068	240,768
Smith & Nephew plc	35,384	627,910
Sonova Holding AG (Registered)	2,247	405,665
STERIS plc	2,524	353,284
Straumann Holding AG (Registered)	418	311,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	9,435	$1,570,833
Sysmex Corp.	6,770	489,484
Teleflex, Inc.	1,395	408,540
Terumo Corp.	26,119	898,219
Varian Medical Systems, Inc.*	2,570	263,836
Zimmer Biomet Holdings, Inc.	5,970	603,448

		32,972,268

Health Care Providers & Services (1.1%)
Alfresa Holdings Corp.(x)	7,606	141,872
AmerisourceBergen Corp.	4,335	383,648
Anthem, Inc.	7,435	1,688,042
Cardinal Health, Inc.	8,470	406,052
Centene Corp.*	16,984	1,009,019
Cigna Corp.	10,914	1,933,743
CVS Health Corp.	38,019	2,255,667
DaVita, Inc.*	2,660	202,320
Fresenius Medical Care AG & Co. KGaA	8,619	574,918
Fresenius SE & Co. KGaA	16,904	635,231
HCA Healthcare, Inc.	7,768	697,955
Henry Schein, Inc.*	4,192	211,780
Humana, Inc.	3,870	1,215,257
Laboratory Corp. of America Holdings*	2,865	362,107
McKesson Corp.	5,245	709,439
Medipal Holdings Corp.	7,419	138,655
NMC Health plc(r)	3,800	4,940
Quest Diagnostics, Inc.	3,935	315,981
Ramsay Health Care Ltd.	6,540	229,129
Ryman Healthcare Ltd.	16,183	99,461
Sonic Healthcare Ltd.	18,221	272,881
Suzuken Co. Ltd.	2,926	106,646
UnitedHealth Group, Inc.	27,685	6,904,085
Universal Health Services, Inc., Class B	2,350	232,838

		20,731,666

Health Care Technology (0.1%)
Cerner Corp.	9,100	573,209
M3, Inc.(x)	17,842	527,261

		1,100,470

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	8,980	643,148
Eurofins Scientific SE(x)	468	231,996
Illumina, Inc.*	4,325	1,181,244
IQVIA Holdings, Inc.*	5,246	565,833
Lonza Group AG (Registered)*	3,013	1,253,562
Mettler-Toledo International, Inc.*	734	506,834
PerkinElmer, Inc.	3,220	242,402
QIAGEN NV*	9,182	372,627
Sartorius Stedim Biotech	1,119	224,716
Thermo Fisher Scientific, Inc.	11,715	3,322,374
Waters Corp.*	1,915	348,626

		8,893,362

Pharmaceuticals (4.0%)
Allergan plc	9,637	1,706,713
Astellas Pharma, Inc.	76,418	1,182,963
AstraZeneca plc	53,076	4,741,176
Bayer AG (Registered)	37,729	2,214,702
Bristol-Myers Squibb Co.	68,465	3,816,239
Chugai Pharmaceutical Co. Ltd.	9,057	1,048,360
Daiichi Sankyo Co. Ltd.	22,948	1,578,859
Eisai Co. Ltd.	10,198	748,530
Eli Lilly & Co.	24,668	3,421,945
GlaxoSmithKline plc	201,827	3,785,739
H Lundbeck A/S	2,819	83,888
Hisamitsu Pharmaceutical Co., Inc.	2,117	98,705
Ipsen SA	1,526	79,211
Johnson & Johnson	76,940	10,089,142
Kyowa Kirin Co. Ltd.	9,831	220,434
Merck & Co., Inc.	74,460	5,728,952
Merck KGaA	5,229	542,208
Mylan NV*	15,015	223,874
Nippon Shinyaku Co. Ltd.	1,847	145,123
Novartis AG (Registered)	86,914	7,183,011
Novo Nordisk A/S, Class B	71,587	4,318,231
Ono Pharmaceutical Co. Ltd.	15,387	354,187
Orion OYJ, Class B	4,225	173,315
Otsuka Holdings Co. Ltd.	15,798	618,483
Perrigo Co. plc	3,980	191,398
Pfizer, Inc.	161,856	5,282,980
Recordati SpA	4,230	179,196
Roche Holding AG	28,425	9,241,366
Sanofi	45,590	4,013,781
Santen Pharmaceutical Co. Ltd.	14,559	250,765
Shionogi & Co. Ltd.	10,894	536,051
Sumitomo Dainippon Pharma Co. Ltd.	6,439	83,547
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	84,657
Takeda Pharmaceutical Co. Ltd.	60,587	1,854,119
Teva Pharmaceutical Industries Ltd. (ADR)*	44,224	397,132
UCB SA	5,115	444,155
Vifor Pharma AG(x)	1,841	254,729
Zoetis, Inc.	13,888	1,634,479

		78,552,345

Total Health Care		162,376,701

Industrials (6.0%)
Aerospace & Defense (0.9%)
Airbus SE	23,610	1,531,894
Arconic, Inc.	11,236	180,450
BAE Systems plc	129,621	836,399
Boeing Co. (The)	15,585	2,324,347
Dassault Aviation SA	102	83,938
Elbit Systems Ltd.	982	127,977
General Dynamics Corp.	6,875	909,631
Huntington Ingalls Industries, Inc.	1,188	216,466
L3Harris Technologies, Inc.	6,474	1,166,097
Leonardo SpA	16,197	107,753
Lockheed Martin Corp.	7,240	2,453,998
Meggitt plc	31,434	113,874
MTU Aero Engines AG	2,103	308,095
Northrop Grumman Corp.	4,560	1,379,628
Raytheon Co.	8,170	1,071,496
Rolls-Royce Holdings plc*	69,911	294,213
Safran SA*	13,241	1,163,831
Singapore Technologies Engineering Ltd.	63,165	138,761
Textron, Inc.	6,595	175,889
Thales SA	4,310	361,760
TransDigm Group, Inc.	1,464	468,758
United Technologies Corp.	23,637	2,229,678

		17,644,933

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,960	262,152
Deutsche Post AG (Registered)	40,021	1,104,199
DSV Panalpina A/S	8,794	800,723
Expeditors International of Washington, Inc.	4,995	333,266
FedEx Corp.	6,945	842,151
SG Holdings Co. Ltd.	5,829	139,057
United Parcel Service, Inc., Class B	20,455	1,910,906
Yamato Holdings Co. Ltd.	12,481	195,881

		5,588,335

Airlines (0.1%)
Alaska Air Group, Inc.	3,572	101,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
American Airlines Group, Inc.(x)	11,345	$138,296
ANA Holdings, Inc.(x)	4,652	113,598
Delta Air Lines, Inc.	16,788	478,962
Deutsche Lufthansa AG (Registered)	9,613	91,789
easyJet plc	6,428	46,260
Japan Airlines Co. Ltd.	4,659	85,736
Qantas Airways Ltd.	29,554	57,969
Singapore Airlines Ltd.	21,844	88,295
Southwest Airlines Co.	13,825	492,308
United Airlines Holdings, Inc.*	6,273	197,913

		1,892,821

Building Products (0.3%)
AGC, Inc.	7,361	180,915
Allegion plc	2,688	247,350
AO Smith Corp.	4,007	151,505
Assa Abloy AB, Class B	40,551	766,616
Cie de Saint-Gobain	19,902	483,895
Daikin Industries Ltd.	10,079	1,229,094
Fortune Brands Home & Security, Inc.	4,054	175,335
Geberit AG (Registered)	1,498	660,822
Johnson Controls International plc	22,530	607,409
Kingspan Group plc	6,218	332,934
LIXIL Group Corp.	10,774	133,975
Masco Corp.	8,220	284,165
TOTO Ltd.(x)	5,728	190,669
Trane Technologies plc	7,015	579,369

		6,024,053

Commercial Services & Supplies (0.3%)
Brambles Ltd.	64,018	422,486
Cintas Corp.	2,520	436,514
Copart, Inc.*	5,996	410,846
Dai Nippon Printing Co. Ltd.	9,838	209,538
G4S plc	62,774	71,649
ISS A/S	6,385	88,008
Park24 Co. Ltd.	4,702	68,840
Rentokil Initial plc	74,820	359,106
Republic Services, Inc.	6,160	462,370
Rollins, Inc.	4,075	147,270
Secom Co. Ltd.	8,494	706,211
Securitas AB, Class B	12,668	137,111
Sohgo Security Services Co. Ltd.(x)	2,889	140,751
Toppan Printing Co. Ltd.	11,318	173,462
Waste Management, Inc.	11,410	1,056,110

		4,890,272

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	10,748	209,974
Bouygues SA	9,027	264,902
CIMIC Group Ltd.	3,935	56,048
Eiffage SA	3,171	224,577
Ferrovial SA	20,197	484,990
HOCHTIEF AG	1,000	66,499
Jacobs Engineering Group, Inc.	3,990	316,287
JGC Holdings Corp.(x)	8,910	71,470
Kajima Corp.	18,180	186,576
Obayashi Corp.	26,271	225,044
Quanta Services, Inc.	4,185	132,790
Shimizu Corp.	23,926	187,136
Skanska AB, Class B*	13,761	209,738
Taisei Corp.	8,176	249,943
Vinci SA	20,663	1,709,762

		4,595,736

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	74,561	1,310,972
AMETEK, Inc.	6,637	477,997
Eaton Corp. plc	12,055	936,553
Emerson Electric Co.	17,785	847,455
Fuji Electric Co. Ltd.	5,134	116,143
Legrand SA	10,794	693,619
Melrose Industries plc	196,555	221,969
Mitsubishi Electric Corp.	73,840	911,309
Nidec Corp.	18,092	938,455
Prysmian SpA	9,763	156,350
Rockwell Automation, Inc.	3,435	518,376
Schneider Electric SE	22,368	1,925,853
Siemens Gamesa Renewable Energy SA	9,645	145,123
Vestas Wind Systems A/S	7,644	622,241

		9,822,415

Industrial Conglomerates (0.7%)
3M Co.	16,760	2,287,908
CK Hutchison Holdings Ltd.	109,211	732,402
DCC plc	3,978	250,890
General Electric Co.	255,339	2,027,392
Honeywell International, Inc.	20,850	2,789,521
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	397,564
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	45,269
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	181,529
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	639	14,144
Keihan Holdings Co. Ltd.	3,892	173,255
Keppel Corp. Ltd.	58,854	219,167
NWS Holdings Ltd.	63,294	64,779
Roper Technologies, Inc.	3,015	940,107
Sembcorp Industries Ltd.	39,776	43,181
Siemens AG (Registered)	30,950	2,663,816
Smiths Group plc	16,027	242,636
Toshiba Corp.	20,027	440,893

		13,514,453

Machinery (1.1%)
Alfa Laval AB	12,727	220,561
Alstom SA	7,713	322,795
Amada Holdings Co. Ltd.(x)	13,403	105,808
ANDRITZ AG(x)	2,945	92,667
Atlas Copco AB, Class A	27,168	913,058
Atlas Copco AB, Class B	15,787	465,533
Caterpillar, Inc.	16,120	1,870,565
CNH Industrial NV	40,989	234,523
Cummins, Inc.	4,435	600,144
Daifuku Co. Ltd.	4,097	259,658
Deere & Co.	9,180	1,268,309
Dover Corp.	4,270	358,424
Epiroc AB, Class A	26,662	264,311
Epiroc AB, Class B	15,777	156,466
FANUC Corp.	7,841	1,063,304
Flowserve Corp.	3,810	91,021
Fortive Corp.	8,570	472,978
GEA Group AG	6,207	127,811
Hino Motors Ltd.	11,623	62,470
Hitachi Construction Machinery Co. Ltd.(x)	4,351	87,999
Hoshizaki Corp.	2,197	165,103
IDEX Corp.	2,203	304,256
IHI Corp.	5,945	69,347
Illinois Tool Works, Inc.	8,545	1,214,415
Ingersoll Rand, Inc.*	10,043	249,066
Kawasaki Heavy Industries Ltd.(x)	5,745	83,293
KION Group AG	2,627	115,394
Knorr-Bremse AG	1,956	175,375
Komatsu Ltd.	37,368	614,857
Kone OYJ, Class B	13,751	780,486
Kubota Corp.	42,386	542,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kurita Water Industries Ltd.	3,996	$92,340
Makita Corp.(x)	9,063	277,891
Metso OYJ	4,257	101,537
Minebea Mitsumi, Inc.(x)	14,687	218,997
MISUMI Group, Inc.(x)	11,481	250,363
Mitsubishi Heavy Industries Ltd.	12,966	327,935
Nabtesco Corp.	4,556	105,093
NGK Insulators Ltd.(x)	10,601	138,961
NSK Ltd.(x)	14,497	92,992
PACCAR, Inc.	10,040	613,745
Parker-Hannifin Corp.	3,755	487,136
Pentair plc	4,923	146,508
Sandvik AB	45,675	648,644
Schindler Holding AG	1,647	362,017
Schindler Holding AG (Registered)	814	172,208
SKF AB, Class B	15,388	211,706
SMC Corp.	2,317	989,063
Snap-on, Inc.	1,670	181,729
Spirax-Sarco Engineering plc	2,978	300,831
Stanley Black & Decker, Inc.	4,470	447,000
Sumitomo Heavy Industries Ltd.	4,475	80,712
Techtronic Industries Co. Ltd.	55,515	357,625
THK Co. Ltd.	4,874	99,513
Volvo AB, Class B	60,119	722,914
Wartsila OYJ Abp	17,954	131,938
Weir Group plc (The)	10,502	95,192
Westinghouse Air Brake Technologies Corp.	5,277	253,982
Xylem, Inc.	5,250	341,933
Yangzijiang Shipbuilding Holdings Ltd.	96,470	56,360
Yaskawa Electric Corp.	9,710	266,833

		21,925,872

Marine (0.0%)
AP Moller - Maersk A/S, Class A	153	126,944
AP Moller - Maersk A/S, Class B	265	237,724
Kuehne + Nagel International AG (Registered)(x)	2,184	300,189
Mitsui OSK Lines Ltd.(x)	4,636	74,772
Nippon Yusen KK	6,192	73,610

		813,239

Professional Services (0.5%)
Adecco Group AG (Registered)	6,278	247,703
Bureau Veritas SA	11,884	225,887
Equifax, Inc.	3,510	419,270
Experian plc	36,861	1,026,143
IHS Markit Ltd.	11,708	702,480
Intertek Group plc	6,529	381,613
Nielsen Holdings plc	10,401	130,429
Persol Holdings Co. Ltd.	7,182	72,139
Randstad NV*	4,820	170,298
Recruit Holdings Co. Ltd.	54,892	1,417,410
RELX plc (London Stock Exchange)	41,343	886,275
RELX plc (Turquoise Stock Exchange)	37,306	802,844
Robert Half International, Inc.	3,465	130,804
SEEK Ltd.(x)	13,529	126,922
SGS SA (Registered)(x)	215	498,722
Teleperformance	2,370	494,671
Verisk Analytics, Inc.	4,854	676,551
Wolters Kluwer NV	11,316	804,566

		9,214,727

Road & Rail (0.6%)
Aurizon Holdings Ltd.	80,516	208,583
Central Japan Railway Co.	5,834	935,207
ComfortDelGro Corp. Ltd.	87,638	93,784
CSX Corp.	22,690	1,300,137
East Japan Railway Co.	12,232	926,876
Hankyu Hanshin Holdings, Inc.	9,258	311,739
JB Hunt Transport Services, Inc.	2,441	225,133
Kansas City Southern	2,950	375,181
Keikyu Corp.	8,925	150,363
Keio Corp.	4,160	246,295
Keisei Electric Railway Co. Ltd.	5,231	151,055
Kintetsu Group Holdings Co. Ltd.	6,942	321,817
Kyushu Railway Co.	6,473	186,139
MTR Corp. Ltd.	62,264	320,603
Nagoya Railroad Co. Ltd.(x)	7,555	212,189
Nippon Express Co. Ltd.	3,171	155,281
Norfolk Southern Corp.	7,650	1,116,900
Odakyu Electric Railway Co. Ltd.(x)	11,926	262,146
Old Dominion Freight Line, Inc.	2,808	368,578
Seibu Holdings, Inc.	8,070	88,866
Tobu Railway Co. Ltd.(x)	7,730	270,188
Tokyu Corp.	20,224	318,579
Union Pacific Corp.	20,290	2,861,702
West Japan Railway Co.	6,579	450,551

		11,857,892

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	4,974	113,358
Ashtead Group plc	18,660	414,450
Brenntag AG	6,250	236,122
Bunzl plc	13,624	274,699
Fastenal Co.	16,700	521,875
Ferguson plc	9,267	579,473
ITOCHU Corp.(x)	54,503	1,130,833
Marubeni Corp.	63,282	315,500
Mitsubishi Corp.(x)	54,681	1,160,586
Mitsui & Co. Ltd.	66,980	933,041
MonotaRO Co. Ltd.	5,068	134,664
Sumitomo Corp.	48,081	551,337
Toyota Tsusho Corp.(x)	8,594	202,331
United Rentals, Inc.*	2,250	231,525
WW Grainger, Inc.	1,316	327,026

		7,126,820

Transportation Infrastructure (0.1%)
Aena SME SA(m)	2,730	297,931
Aeroports de Paris	1,201	115,309
Atlantia SpA	20,045	251,259
Auckland International Airport Ltd.	39,206	115,545
Fraport AG Frankfurt Airport Services Worldwide	1,683	68,308
Getlink SE	17,801	215,159
Japan Airport Terminal Co. Ltd.(x)	2,050	79,130
Kamigumi Co. Ltd.	4,349	73,571
SATS Ltd.	27,286	60,726
Sydney Airport	44,775	156,663
Transurban Group	109,693	806,980

		2,240,581

Total Industrials		117,152,149

Information Technology (9.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,634	330,967
Cisco Systems, Inc.	124,020	4,875,226
F5 Networks, Inc.*	1,835	195,666
Juniper Networks, Inc.	9,750	186,615
Motorola Solutions, Inc.	5,055	671,911
Nokia OYJ	228,020	715,609
Telefonaktiebolaget LM Ericsson, Class B*	124,303	1,014,483

		7,990,477

Electronic Equipment, Instruments & Components (0.6%)
Alps Alpine Co. Ltd.(x)	8,428	81,668
Amphenol Corp., Class A	8,640	629,683
CDW Corp.	4,229	394,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	22,445	$461,020
FLIR Systems, Inc.	3,945	125,806
Halma plc	15,359	364,909
Hamamatsu Photonics KK	5,674	232,246
Hexagon AB, Class B	10,623	453,109
Hirose Electric Co. Ltd.	1,320	136,909
Hitachi High-Tech Corp.	2,786	206,795
Hitachi Ltd.	39,134	1,139,184
Ingenico Group SA	2,449	260,287
IPG Photonics Corp.*	1,112	122,631
Keyence Corp.	7,380	2,381,640
Keysight Technologies, Inc.(x)*	5,451	456,140
Kyocera Corp.	12,986	770,103
Murata Manufacturing Co. Ltd.	23,240	1,176,291
Nippon Electric Glass Co. Ltd.	1	8
Omron Corp.	7,790	405,263
Shimadzu Corp.(x)	8,983	236,459
TDK Corp.	5,243	405,710
TE Connectivity Ltd.	9,790	616,574
Venture Corp. Ltd.	11,130	105,785
Yokogawa Electric Corp.	9,237	111,251
Zebra Technologies Corp., Class A*	1,632	299,635

		11,573,545

IT Services (2.1%)
Accenture plc, Class A	18,510	3,021,943
Adyen NV(m)*	420	355,458
Akamai Technologies, Inc.*	4,680	428,173
Alliance Data Systems Corp.	1,230	41,389
Amadeus IT Group SA	17,448	827,479
Atos SE	3,976	269,042
Automatic Data Processing, Inc.	12,625	1,725,585
Broadridge Financial Solutions, Inc.	3,362	318,818
Capgemini SE	6,430	543,944
Cognizant Technology Solutions Corp., Class A	15,950	741,196
Computershare Ltd.(x)	19,770	117,224
DXC Technology Co.	7,399	96,557
Edenred	9,839	411,794
Fidelity National Information Services, Inc.	17,963	2,185,019
Fiserv, Inc.*	16,655	1,582,058
FleetCor Technologies, Inc.*	2,585	482,206
Fujitsu Ltd.	7,956	717,942
Gartner, Inc.*	2,548	253,704
Global Payments, Inc.	8,747	1,261,580
GMO Payment Gateway, Inc.	1,653	115,987
International Business Machines Corp.	25,869	2,869,648
Itochu Techno-Solutions Corp.	3,883	110,763
Jack Henry & Associates, Inc.	2,309	358,449
Leidos Holdings, Inc.	3,863	354,044
Mastercard, Inc., Class A	25,910	6,258,820
NEC Corp.	10,011	365,265
Nomura Research Institute Ltd.	13,738	290,274
NTT Data Corp.	25,534	245,587
Obic Co. Ltd.	2,619	342,137
Otsuka Corp.	4,227	180,851
Paychex, Inc.	9,255	582,325
PayPal Holdings, Inc.*	34,335	3,287,233
VeriSign, Inc.*	2,990	538,469
Visa, Inc., Class A	50,040	8,062,445
Western Union Co. (The)	12,200	221,186
Wirecard AG	4,749	545,474
Wix.com Ltd.*	1,916	193,171
Worldline SA(m)*	4,064	238,891

		40,542,130

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	34,200	1,555,416
Advantest Corp.	8,074	323,807
Analog Devices, Inc.	10,676	957,103
Applied Materials, Inc.	26,965	1,235,536
ASM Pacific Technology Ltd.	12,339	115,126
ASML Holding NV	17,222	4,576,928
Broadcom, Inc.	11,615	2,753,916
Disco Corp.	1,091	215,306
Infineon Technologies AG	50,582	757,650
Intel Corp.	127,155	6,881,629
KLA Corp.	4,630	665,516
Lam Research Corp.	4,279	1,026,960
Maxim Integrated Products, Inc.	7,858	381,977
Microchip Technology, Inc.(x)	6,960	471,888
Micron Technology, Inc.*	32,295	1,358,328
NVIDIA Corp.	17,840	4,702,624
NXP Semiconductors NV	11,278	935,285
Qorvo, Inc.*	3,365	271,320
QUALCOMM, Inc.	33,387	2,258,631
Renesas Electronics Corp.*	31,000	111,302
Rohm Co. Ltd.	3,783	207,168
Skyworks Solutions, Inc.	4,942	441,716
STMicroelectronics NV	27,629	601,309
SUMCO Corp.	10,085	129,693
Texas Instruments, Inc.	27,260	2,724,092
Tokyo Electron Ltd.	6,350	1,194,050
Xilinx, Inc.	7,345	572,469

		37,426,745

Software (3.1%)
Adobe, Inc.*	14,185	4,514,235
ANSYS, Inc.*	2,560	595,123
Autodesk, Inc.*	6,460	1,008,406
AVEVA Group plc	2,613	112,829
Cadence Design Systems, Inc.*	8,172	539,679
Check Point Software Technologies Ltd.*	4,927	495,361
Citrix Systems, Inc.	3,330	471,362
CyberArk Software Ltd.*	1,527	130,650
Dassault Systemes SE	5,319	788,791
Fortinet, Inc.*	4,101	414,898
Intuit, Inc.	7,665	1,762,950
Micro Focus International plc	13,711	67,824
Microsoft Corp.	223,080	35,181,947
Nice Ltd.*	2,514	363,971
NortonLifeLock, Inc.	16,740	313,205
Oracle Corp. (Tokyo Stock Exchange)	1,555	135,756
Oracle Corp. (Turquoise Stock Exchange)	63,319	3,060,207
Paycom Software, Inc.*	1,415	285,844
Sage Group plc (The)	44,039	322,542
salesforce.com, Inc.*	25,937	3,734,409
SAP SE	39,762	4,566,792
ServiceNow, Inc.*	5,511	1,579,342
Synopsys, Inc.*	4,419	569,123
Temenos AG (Registered)(x)*	2,643	346,562
Trend Micro, Inc.	5,115	252,650
WiseTech Global Ltd.(x)	5,793	60,408

		61,674,866

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	122,184	31,070,169
Brother Industries Ltd.	9,017	137,827
Canon, Inc.	40,471	883,904
FUJIFILM Holdings Corp.	14,574	731,529
Hewlett Packard Enterprise Co.	37,775	366,795
HP, Inc.	43,325	752,122
Konica Minolta, Inc.	18,303	74,320
NetApp, Inc.	6,590	274,737
Ricoh Co. Ltd.(x)	27,123	199,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Seagate Technology plc	6,740	$328,912
Seiko Epson Corp.(x)	11,317	122,466
Western Digital Corp.	8,625	358,973
Xerox Holdings Corp.	5,376	101,822

		35,402,740

Total Information Technology		194,610,503

Materials (2.4%)
Chemicals (1.4%)
Air Liquide SA	19,085	2,446,258
Air Products & Chemicals, Inc.	6,495	1,296,467
Air Water, Inc.	6,030	82,973
Akzo Nobel NV	9,215	607,512
Albemarle Corp.(x)	3,064	172,718
Arkema SA	2,785	192,595
Asahi Kasei Corp.	51,073	360,974
BASF SE	37,160	1,796,075
Celanese Corp.	3,473	254,883
CF Industries Holdings, Inc.	6,330	172,176
Chr Hansen Holding A/S	4,268	320,229
Clariant AG (Registered)(x)	8,058	135,530
Corteva, Inc.	21,815	512,652
Covestro AG(m)	7,034	218,502
Croda International plc	5,200	275,003
Daicel Corp.(x)	10,073	73,546
Dow, Inc.	21,615	632,023
DuPont de Nemours, Inc.	21,615	737,071
Eastman Chemical Co.	3,970	184,923
Ecolab, Inc.	7,270	1,132,884
EMS-Chemie Holding AG (Registered)(x)	332	208,967
Evonik Industries AG	7,542	161,037
FMC Corp.	3,700	302,253
FUCHS PETROLUB SE (Preference)(q)	2,812	99,917
Givaudan SA (Registered)	374	1,159,559
Hitachi Chemical Co. Ltd.	4,216	179,726
Incitec Pivot Ltd.	64,967	82,755
International Flavors & Fragrances, Inc.(x)	3,145	321,042
Israel Chemicals Ltd.	28,490	90,515
Johnson Matthey plc	7,830	174,007
JSR Corp.	7,777	143,259
Kansai Paint Co. Ltd.	7,170	136,719
Koninklijke DSM NV	7,341	834,189
Kuraray Co. Ltd.	12,922	130,593
LANXESS AG	3,362	134,593
Linde plc	15,679	2,712,467
LyondellBasell Industries NV, Class A	7,416	368,056
Mitsubishi Chemical Holdings Corp.	51,801	308,204
Mitsubishi Gas Chemical Co., Inc.	6,487	70,464
Mitsui Chemicals, Inc.	7,450	141,383
Mosaic Co. (The)	10,175	110,093
Nippon Paint Holdings Co. Ltd.	5,925	312,345
Nissan Chemical Corp.	5,056	184,140
Nitto Denko Corp.(x)	6,424	286,767
Novozymes A/S, Class B	8,640	393,978
Orica Ltd.	15,398	144,455
PPG Industries, Inc.	6,910	577,676
Sherwin-Williams Co. (The)	2,415	1,109,741
Shin-Etsu Chemical Co. Ltd.	14,706	1,457,495
Showa Denko KK	5,452	112,724
Sika AG (Registered)	5,163	854,252
Solvay SA	2,999	218,732
Sumitomo Chemical Co. Ltd.	60,279	178,878
Symrise AG	5,206	493,037
Taiyo Nippon Sanso Corp.	5,257	77,866
Teijin Ltd.(x)	7,208	122,116
Toray Industries, Inc.	56,106	243,287
Tosoh Corp.	10,522	119,712
Umicore SA	7,976	278,914
Yara International ASA	7,164	226,664

		26,867,571

Construction Materials (0.2%)
Boral Ltd.	47,431	59,316
CRH plc	32,248	879,046
Fletcher Building Ltd.	34,525	71,690
HeidelbergCement AG	6,021	262,604
James Hardie Industries plc (CHDI)	17,894	208,706
LafargeHolcim Ltd. (Registered)*	19,431	710,334
Martin Marietta Materials, Inc.	1,847	349,508
Taiheiyo Cement Corp.	4,887	83,581
Vulcan Materials Co.	3,910	422,554

		3,047,339

Containers & Packaging (0.1%)
Amcor plc	47,324	384,271
Avery Dennison Corp.	2,380	242,450
Ball Corp.	9,480	612,977
International Paper Co.	11,395	354,726
Packaging Corp. of America	2,682	232,878
Sealed Air Corp.	4,535	112,060
Smurfit Kappa Group plc	9,139	257,698
Toyo Seikan Group Holdings Ltd.	5,746	65,584
Westrock Co.	7,470	211,102

		2,473,746

Metals & Mining (0.6%)
Alumina Ltd.(x)	99,036	88,283
Anglo American plc	41,955	733,133
Antofagasta plc	15,955	152,213
ArcelorMittal SA	26,874	254,684
BHP Group Ltd.	119,184	2,166,755
BHP Group plc	85,451	1,321,666
BlueScope Steel Ltd.	20,797	113,427
Boliden AB	11,066	201,742
Evraz plc	20,560	58,673
Fortescue Metals Group Ltd.	56,057	342,384
Freeport-McMoRan, Inc.	42,420	286,335
Glencore plc*	438,679	669,538
Hitachi Metals Ltd.	8,677	91,368
JFE Holdings, Inc.	19,888	129,444
Maruichi Steel Tube Ltd.(x)	2,282	54,967
Mitsubishi Materials Corp.	4,522	92,682
Newcrest Mining Ltd.	31,092	436,865
Newmont Corp.	23,920	1,083,098
Nippon Steel Corp.	32,681	279,922
Norsk Hydro ASA	54,410	118,217
Nucor Corp.	8,815	317,516
Rio Tinto Ltd.	15,019	795,010
Rio Tinto plc	45,718	2,098,582
South32 Ltd.	202,221	217,969
Sumitomo Metal Mining Co. Ltd.	9,413	193,051
thyssenkrupp AG*	16,372	87,234
voestalpine AG	4,696	95,616

		12,480,374

Paper & Forest Products (0.1%)
Mondi plc	19,645	335,086
Oji Holdings Corp.	34,884	187,065
Stora Enso OYJ, Class R	23,537	238,889
UPM-Kymmene OYJ	21,594	595,184

		1,356,224

Total Materials		46,225,254

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,594	492,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
American Tower Corp. (REIT)	12,955	$2,820,951
Apartment Investment & Management Co. (REIT), Class A	4,352	152,973
Ascendas REIT (REIT)	114,509	228,180
AvalonBay Communities, Inc. (REIT)	4,065	598,246
Boston Properties, Inc. (REIT)	4,245	391,516
British Land Co. plc (The) (REIT)	35,725	148,629
CapitaLand Commercial Trust (REIT)	109,185	117,619
CapitaLand Mall Trust (REIT)	104,464	131,658
Covivio (REIT)	1,939	109,352
Crown Castle International Corp. (REIT)	12,150	1,754,460
Daiwa House REIT Investment Corp. (REIT)	75	183,237
Dexus (REIT)	44,376	253,305
Digital Realty Trust, Inc. (REIT)(x)	7,631	1,060,022
Duke Realty Corp. (REIT)	10,718	347,049
Equinix, Inc. (REIT)	2,559	1,598,275
Equity Residential (REIT)	10,160	626,974
Essex Property Trust, Inc. (REIT)	2,003	441,141
Extra Space Storage, Inc. (REIT)	3,813	365,133
Federal Realty Investment Trust (REIT)	2,113	157,651
Gecina SA (REIT)	1,851	245,552
Goodman Group (REIT)	66,576	508,600
GPT Group (The) (REIT)	78,809	179,604
Healthpeak Properties, Inc. (REIT)	14,450	344,633
Host Hotels & Resorts, Inc. (REIT)	20,945	231,233
Icade (REIT)	1,206	95,591
Iron Mountain, Inc. (REIT)	8,388	199,634
Japan Prime Realty Investment Corp. (REIT)	32	96,105
Japan Real Estate Investment Corp. (REIT)	53	310,710
Japan Retail Fund Investment Corp. (REIT)	106	119,695
Kimco Realty Corp. (REIT)	12,300	118,941
Klepierre SA (REIT)	8,010	154,683
Land Securities Group plc (REIT)	28,498	196,344
Link REIT (REIT)	83,718	707,193
Mapletree Commercial Trust (REIT)	81,555	105,093
Mid-America Apartment Communities, Inc. (REIT)	3,285	338,454
Mirvac Group (REIT)	159,159	210,649
Nippon Building Fund, Inc. (REIT)	55	369,537
Nippon Prologis REIT, Inc. (REIT)	81	204,063
Nomura Real Estate Master Fund, Inc. (REIT)(x)	165	208,220
Orix JREIT, Inc. (REIT)	106	139,193
Prologis, Inc. (REIT)	21,536	1,730,848
Public Storage (REIT)	4,455	884,808
Realty Income Corp. (REIT)	9,434	470,379
Regency Centers Corp. (REIT)	4,858	186,693
SBA Communications Corp. (REIT)	3,275	884,152
Scentre Group (REIT)	215,115	212,986
Segro plc (REIT)	44,233	418,305
Simon Property Group, Inc. (REIT)	8,940	490,448
SL Green Realty Corp. (REIT)	2,377	102,449
Stockland (REIT)	96,466	154,545
Suntec REIT (REIT)	79,235	69,744
UDR, Inc. (REIT)	8,495	310,407
Unibail-Rodamco-Westfield (REIT)	5,597	316,937
United Urban Investment Corp. (REIT)	119	118,074
Ventas, Inc. (REIT)	10,839	290,485
Vicinity Centres (REIT)	129,710	81,632
Vornado Realty Trust (REIT)	4,610	166,928
Welltower, Inc. (REIT)	11,840	542,035
Weyerhaeuser Co. (REIT)	21,706	367,917

		24,862,464

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,142	52,243
Aroundtown SA	37,127	186,060
Azrieli Group Ltd.	1,717	99,297
CapitaLand Ltd.	103,909	207,426
CBRE Group, Inc., Class A*	9,790	369,181
City Developments Ltd.	18,394	93,244
CK Asset Holdings Ltd.	104,599	569,043
Daito Trust Construction Co. Ltd.	2,906	271,044
Daiwa House Industry Co. Ltd.	22,911	567,434
Deutsche Wohnen SE	14,552	556,001
Hang Lung Properties Ltd.	81,886	165,617
Henderson Land Development Co. Ltd.	58,761	223,167
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	160,957
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	11,199
Hulic Co. Ltd.	12,269	124,573
Kerry Properties Ltd.	26,517	69,633
Lendlease Group	22,823	143,559
Mitsubishi Estate Co. Ltd.	47,841	705,266
Mitsui Fudosan Co. Ltd.	36,100	624,387
New World Development Co. Ltd.	248,221	265,885
Nomura Real Estate Holdings, Inc.	5,062	82,107
Sino Land Co. Ltd.	124,110	157,013
Sumitomo Realty & Development Co. Ltd.	13,483	328,623
Sun Hung Kai Properties Ltd.	64,481	846,630
Swire Pacific Ltd., Class A	20,142	129,037
Swire Properties Ltd.	47,335	132,805
Swiss Prime Site AG (Registered)	3,072	301,554
Tokyu Fudosan Holdings Corp.(x)	24,754	118,483
UOL Group Ltd.	18,763	86,388
Vonovia SE	20,842	1,027,328
Wharf Real Estate Investment Co. Ltd.(x)	49,135	201,332
Wheelock & Co. Ltd.(x)	33,152	225,191

		9,101,707

Total Real Estate		33,964,171

Utilities (2.1%)
Electric Utilities (1.3%)
Alliant Energy Corp.	6,944	335,326
American Electric Power Co., Inc.	14,350	1,147,713
AusNet Services	74,641	78,845
Chubu Electric Power Co., Inc.	26,067	367,482
Chugoku Electric Power Co., Inc. (The)(x)	11,259	157,644
CK Infrastructure Holdings Ltd.	26,810	142,001
CLP Holdings Ltd.	66,439	610,684
Duke Energy Corp.	21,239	1,717,810
Edison International	10,395	569,542
EDP - Energias de Portugal SA	103,555	416,109
Electricite de France SA	24,687	194,689
Endesa SA	12,851	275,130
Enel SpA	329,059	2,290,390
Entergy Corp.(x)	5,770	542,207
Evergy, Inc.	6,568	361,568
Eversource Energy	9,470	740,649
Exelon Corp.	28,350	1,043,563
FirstEnergy Corp.	15,730	630,301
Fortum OYJ	17,969	264,204
HK Electric Investments & HK Electric Investments Ltd.(m)	107,248	103,003
Iberdrola SA	249,054	2,459,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc. (The)(x)	28,484	$317,729
Kyushu Electric Power Co., Inc.(x)	15,347	123,634
Mercury NZ Ltd.	27,558	68,947
NextEra Energy, Inc.	14,240	3,426,429
NRG Energy, Inc.	7,270	198,180
Orsted A/S(m)	7,654	751,661
Pinnacle West Capital Corp.	3,190	241,770
Power Assets Holdings Ltd.	56,126	334,371
PPL Corp.	22,400	552,832
Red Electrica Corp. SA	17,513	315,353
Southern Co. (The)	30,605	1,656,955
SSE plc	41,318	666,835
Terna Rete Elettrica Nazionale SpA	56,924	360,729
Tohoku Electric Power Co., Inc.	17,293	166,953
Tokyo Electric Power Co. Holdings, Inc.*	61,765	215,825
Verbund AG	2,755	99,854
Xcel Energy, Inc.	15,290	921,987

		24,868,064

Gas Utilities (0.1%)
APA Group	47,736	304,871
Atmos Energy Corp.	3,459	343,237
Enagas SA	9,176	182,536
Hong Kong & China Gas Co. Ltd	410,852	675,644
Naturgy Energy Group SA(x)	11,945	211,459
Osaka Gas Co. Ltd.	15,172	286,397
Snam SpA	82,409	380,617
Toho Gas Co. Ltd.	3,012	137,537
Tokyo Gas Co. Ltd.	15,215	360,474

		2,882,772

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	19,330	262,888
Electric Power Development Co. Ltd.	5,925	119,618
Meridian Energy Ltd.	51,847	122,660
Uniper SE	8,143	204,365

		709,531

Multi-Utilities (0.6%)
AGL Energy Ltd.	26,533	284,144
Ameren Corp.	7,170	522,191
CenterPoint Energy, Inc.	14,640	226,188
Centrica plc	235,397	110,728
CMS Energy Corp.	8,225	483,219
Consolidated Edison, Inc.	9,730	758,940
Dominion Energy, Inc.	24,002	1,732,704
DTE Energy Co.	5,610	532,782
E.ON SE	90,833	955,247
Engie SA	73,895	764,380
National Grid plc	140,812	1,650,386
NiSource, Inc.	10,895	272,048
Public Service Enterprise Group, Inc.	14,725	661,300
RWE AG	23,628	632,496
Sempra Energy	8,170	923,128
Suez	13,826	140,869
Veolia Environnement SA	21,748	465,253
WEC Energy Group, Inc.	9,210	811,677

		11,927,680

Water Utilities (0.1%)
American Water Works Co., Inc.	5,228	625,060
Severn Trent plc	9,624	271,440
United Utilities Group plc	27,587	308,056

		1,204,556

Total Utilities		41,592,603

Total Common Stocks (55.4%) (Cost $959,475,812)		1,087,706,523

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.1%)
FHLB
2.500%, 2/13/24	$1,505,000	1,613,171
3.250%, 11/16/28	3,900,000	4,584,616
FHLMC
2.375%, 1/13/22	4,363,000	4,512,316
2.750%, 6/19/23	7,682,000	8,221,102
FNMA
2.875%, 10/30/20	3,861,000	3,911,772
2.875%, 9/12/23	10,515,000	11,365,175
1.875%, 9/24/26	6,945,000	7,362,224

Total U.S. Government Agency Securities		41,570,376

U.S. Treasury Obligations (41.6%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	37,756,969
7.125%, 2/15/23	4,247,000	5,080,762
6.000%, 2/15/26	5,790,000	7,641,420
6.125%, 11/15/27	7,066,000	9,989,825
5.250%, 11/15/28	4,491,000	6,224,096
U.S. Treasury Notes
3.625%, 2/15/21	20,331,800	20,953,323
1.250%, 3/31/21	15,535,000	15,706,814
3.125%, 5/15/21	2,430,000	2,511,214
1.375%, 5/31/21	3,943,000	3,999,602
2.125%, 8/15/21	3,265,000	3,351,045
1.125%, 9/30/21	6,424,000	6,510,880
1.250%, 10/31/21	23,318,100	23,695,991
2.000%, 11/15/21	28,628,000	29,466,360
1.875%, 11/30/21	22,832,400	23,459,853
2.000%, 2/15/22	18,097,500	18,693,225
1.750%, 3/31/22	11,505,000	11,852,269
1.750%, 5/15/22	11,809,000	12,192,195
1.750%, 5/31/22	9,923,000	10,243,770
1.750%, 6/30/22	2,801,000	2,895,777
1.875%, 7/31/22	9,922,000	10,295,184
2.000%, 7/31/22	9,694,500	10,087,529
1.625%, 8/15/22	4,960,000	5,119,793
1.875%, 8/31/22	6,639,500	6,896,665
1.875%, 10/31/22	13,116,000	13,651,852
1.625%, 11/15/22	10,639,000	11,010,017
2.000%, 11/30/22	9,843,000	10,288,442
2.125%, 12/31/22	6,550,000	6,878,313
2.000%, 2/15/23	14,252,000	14,946,065
1.500%, 3/31/23	1,675,000	1,734,692
1.750%, 5/15/23	15,074,000	15,745,131
1.625%, 5/31/23	1,217,000	1,266,756
2.500%, 8/15/23	8,760,000	9,401,457
1.375%, 8/31/23	8,622,000	8,930,075
1.375%, 9/30/23	2,254,000	2,335,388
2.750%, 11/15/23	27,487,900	29,870,007
2.125%, 11/30/23	10,761,000	11,459,417
2.250%, 12/31/23	20,033,000	21,454,966
2.500%, 1/31/24	6,753,500	7,307,161
2.750%, 2/15/24	17,216,000	18,802,742
2.125%, 3/31/24	6,873,000	7,356,570
2.250%, 4/30/24	8,502,000	9,153,530
2.000%, 5/31/24	18,133,000	19,360,907
2.375%, 8/15/24	44,947,000	48,856,247
2.250%, 11/15/24	16,725,000	18,150,284
1.500%, 11/30/24	7,588,600	7,985,734
2.000%, 2/15/25#	44,310,800	47,704,542
2.125%, 5/15/25#	15,425,000	16,744,342
2.000%, 8/15/25#	19,170,000	20,734,090
1.625%, 2/15/26	9,575,000	10,188,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 8/15/26	$14,770,200	$15,653,050
2.000%, 11/15/26	13,253,700	14,497,674
2.250%, 2/15/27	7,918,000	8,820,071
2.375%, 5/15/27	8,771,500	9,881,427
2.250%, 8/15/27	8,059,500	9,031,827
2.250%, 11/15/27	9,306,000	10,450,897
2.750%, 2/15/28	5,049,000	5,878,120
2.875%, 5/15/28	5,952,000	7,008,184
2.875%, 8/15/28	922,000	1,088,561
3.125%, 11/15/28	6,260,300	7,546,181
2.625%, 2/15/29	8,240,100	9,615,172
2.375%, 5/15/29	13,956,000	16,025,632
1.625%, 8/15/29	10,579,000	11,464,625
1.750%, 11/15/29	10,561,100	11,590,442
1.500%, 2/15/30	871,000	937,445

Total U.S. Treasury Obligations		815,431,377

Total Long-Term Debt Securities (43.7%) (Cost $803,149,569)		857,001,753

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	5,000,000	5,000,000
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $5,000,003, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,300,010, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,346,000.(xx)	2,300,000	2,300,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,841,924, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $5,958,764.(xx)	5,841,922	5,841,922
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $433,521.(xx)	400,000	400,000

Total Repurchase Agreements		18,541,922

Total Short-Term Investments (0.9%) (Cost $18,541,922)		18,541,922

Total Investments in Securities (100.0%) (Cost $1,781,167,303)		1,963,250,198
Other Assets Less Liabilities (0.0%)		695,803

Net Assets (100%)		$1,963,946,001

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $65,406,306.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $4,994,556 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $28,117,779. This was collateralized by $11,038,052 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/7/20 - 8/15/49 and by cash of $18,541,922 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.1
Colombia	0.0	#
Denmark	0.5
Finland	0.3
France	2.5
Germany	1.9
Hong Kong	0.8
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	6.2
Luxembourg	0.0	#
Macau	0.1
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.1
Russia	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.6
Switzerland	2.6
United Arab Emirates	0.0	#
United Kingdom	3.3
United States	76.4
Cash and Other	0.0	#

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	57	6/2020	USD	4,444,005	269,872
Russell 2000 E-Mini Index	597	6/2020	USD	34,255,860	(3,310,506)
S&P Midcap 400 E-Mini Index	238	6/2020	USD	34,219,640	(3,122,337)
U.S. Treasury 10 Year Note	1,220	6/2020	USD	169,198,750	4,030,271

					(2,132,700)

Short Contracts
EURO STOXX 50 Index	(5,191)	6/2020	EUR	(157,269,979)	(19,274,416)
FTSE 100 Index	(486)	6/2020	GBP	(34,019,293)	(1,904,660)
S&P 500 E-Mini Index	(2,667)	6/2020	USD	(342,669,495)	14,852,785
SPI 200 Index	(435)	6/2020	AUD	(34,175,187)	(254,171)
TOPIX Index	(587)	6/2020	JPY	(76,592,513)	(4,112,731)

					(10,693,193)

					(12,825,893)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	6,832,000	USD	7,062,374	Credit Suisse	6/15/2020	61,270
JPY	1,124,260,407	USD	10,486,692	Citibank NA	6/15/2020	2,638
USD	15,326,916	AUD	22,786,000	Barclays Bank plc	6/15/2020	1,308,407
USD	29,149,606	AUD	44,145,248	BNP Paribas	6/15/2020	1,990,361
USD	14,130,810	AUD	21,388,500	Citibank NA	6/15/2020	972,076
USD	4,714,168	AUD	7,129,500	JPMorgan Chase Bank	6/15/2020	327,924
USD	7,134,797	CHF	6,832,000	BNP Paribas	6/15/2020	11,153
USD	30,826,688	EUR	27,678,716	Citibank NA	6/15/2020	212,238
USD	35,847,638	GBP	27,888,000	Citibank NA	6/15/2020	1,162,216
USD	10,242,782	GBP	7,835,000	Credit Suisse	6/15/2020	498,079
USD	228,014	GBP	176,238	JPMorgan Chase Bank	6/15/2020	8,820
USD	9,430,118	NOK	87,605,000	BNP Paribas	6/15/2020	1,001,248
USD	13,345,389	NZD	21,236,939	JPMorgan Chase Bank	6/15/2020	680,854
USD	60,921,309	SEK	577,449,355	Morgan Stanley	6/15/2020	2,452,874

Total unrealized appreciation						10,690,158

AUD	58,433,893	USD	38,619,082	Credit Suisse	6/15/2020	(2,669,110)
AUD	13,851,500	USD	9,359,557	JPMorgan Chase Bank	6/15/2020	(837,773)
AUD	13,851,500	USD	9,347,438	JPMorgan Chase Bank	6/15/2020	(825,653)
CHF	9,602,654	USD	10,019,151	Credit Suisse	6/15/2020	(6,578)
CHF	34,855,000	USD	37,336,376	JPMorgan Chase Bank	6/15/2020	(993,484)
EUR	16,479,487	USD	18,460,567	Citibank NA	6/15/2020	(233,189)
JPY	1,082,957,054	USD	10,130,774	Goldman Sachs Bank USA	6/15/2020	(26,805)
JPY	453,415,000	USD	4,347,806	Morgan Stanley	6/15/2020	(117,452)
NOK	87,605,000	USD	9,307,428	Morgan Stanley	6/15/2020	(878,558)
NZD	11,149,939	USD	6,986,692	BNP Paribas	6/15/2020	(337,485)
NZD	10,087,000	USD	6,533,328	JPMorgan Chase Bank	6/15/2020	(518,000)
SEK	29,160,528	USD	3,039,624	Citibank NA	6/15/2020	(87,036)
SEK	183,869,840	USD	19,214,099	Credit Suisse	6/15/2020	(596,741)
SEK	340,534,000	USD	34,986,538	JPMorgan Chase Bank	6/15/2020	(506,475)
USD	4,682,976	CHF	4,551,750	Citibank NA	6/15/2020	(63,079)
USD	14,029,931	CHF	13,655,250	Goldman Sachs Bank USA	6/15/2020	(208,235)
USD	6,027,512	EUR	5,480,000	Citibank NA	6/15/2020	(33,722)
USD	2,715,698	EUR	2,494,000	JPMorgan Chase Bank	6/15/2020	(42,827)
USD	3,310,987	JPY	367,159,000	Bank of America	6/15/2020	(114,600)
USD	11,677,249	JPY	1,268,999,000	BNP Paribas	6/15/2020	(162,489)
USD	11,666,585	JPY	1,268,999,000	JPMorgan Chase Bank	6/15/2020	(173,152)
USD	15,628,434	JPY	1,686,980,000	JPMorgan Chase Bank	6/15/2020	(111,059)

Total unrealized depreciation						(9,543,502)

Net unrealized appreciation						1,146,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$67,323,422	$25,563,605	$—		$92,887,027
Consumer Discretionary	61,578,375	51,007,773	13,715		112,599,863
Consumer Staples	49,113,218	58,082,838	—		107,196,056
Energy	16,562,264	18,326,259	—		34,888,523
Financials	68,461,614	75,752,059	—	(b)	144,213,673
Health Care	97,061,998	65,309,763	4,940		162,376,701
Industrials	52,147,969	65,004,180	—		117,152,149
Information Technology	161,335,008	33,275,495	—		194,610,503
Materials	15,206,600	31,018,654	—		46,225,254
Real Estate	18,997,567	14,966,604	—		33,964,171
Utilities	22,242,194	19,350,409	—		41,592,603
Forward Currency Contracts	—	10,690,158	—		10,690,158
Futures	19,152,928	—	—		19,152,928
Short-Term Investments
Repurchase Agreements	—	18,541,922	—		18,541,922
U.S. Government Agency Securities	—	41,570,376	—		41,570,376
U.S. Treasury Obligations	—	815,431,377	—		815,431,377

Total Assets	$649,183,157	$1,343,891,472	$18,655		$1,993,093,284

Liabilities:
Forward Currency Contracts	$—	$(9,543,502)	$—		$(9,543,502)
Futures	(31,978,821)	—	—		(31,978,821)

Total Liabilities	$(31,978,821)	$(9,543,502)	$—		$(41,522,323)

Total	$617,204,336	$1,334,347,970	$18,655		$1,951,570,961

(a)	Securities with a market value of $18,655 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,532,232
Aggregate gross unrealized depreciation	(247,336,283)

Net unrealized appreciation	$174,195,949

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,777,375,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.7%)
AmeriCredit Automobile Receivables Trust,
Series 2019-1 A2A
2.930%, 6/20/22	$2,097,960	$2,082,744
Series 2020-1 A2A
1.100%, 3/20/23	5,525,000	5,468,264
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§	201,734	193,910
Dryden 78 CLO Ltd.,
Series 2020-78A C
3.217%, 4/17/33(l)§	2,120,000	1,352,560
Series 2020-78A D
4.267%, 4/17/33(l)§	850,000	473,450
Elevation CLO 2020-11 Ltd.,
Series 2020-11A C
3.523%, 4/15/33(l)§	1,870,000	1,289,920
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§	3,180,000	3,149,143
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§	2,240,000	2,194,080
Flagship Credit Auto Trust,
Series 2017-4 A
2.070%, 4/15/22§	81,505	80,225
Series 2019-4 B
2.530%, 11/17/25§	3,600,000	3,549,304
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1
2.160%, 9/15/22	2,073,000	2,050,672
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21§	4,605,000	4,538,288
Series 2017-1A A
2.960%, 10/25/21§	2,180,000	2,151,192
Series 2019-1A A
3.710%, 3/25/23§	2,875,000	2,935,660
Kayne CLO 7 Ltd.,
Series 2020-7A C
0.000%, 4/17/33(l)§	970,000	446,200
Marlette Funding Trust,
Series 2018-3A A
3.200%, 9/15/28§	393,306	392,944
Series 2018-4A A
3.710%, 12/15/28§	749,748	741,218
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	91,125	91,433
Series 2017-2 A
3.280%, 2/25/26§	299,947	298,675
Series 2017-5 A2
2.780%, 9/25/26§	1,547,966	1,380,262
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	2,259,024	2,225,606
Series 2019-1 A
3.240%, 2/25/28§	1,290,383	1,284,921
Series 2019-3 A
2.900%, 5/25/28§	1,812,563	1,756,406
Voya CLO Ltd.,
Series 2019-1A DR
4.313%, 4/15/31(l)§	800,000	583,938
World Financial Network Credit Card Master Trust,
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,247,056
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,223,042
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,135,586
Series 2019-B M
3.040%, 4/15/26	2,700,000	2,657,449

Total Asset-Backed Securities		51,974,148

Collateralized Mortgage Obligations (5.3%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
2.697%, 3/25/29(l)§	2,374,800	2,092,480
Series 2019-3A M1B
2.547%, 7/25/29(l)§	1,577,484	1,349,630
Chase Mortgage Reference Notes,
Series 2019-CL1 M3
3.047%, 4/25/47(l)§	683,572	590,391
Connecticut Avenue Securities Trust,
Series 2019-R07 1M1
1.717%, 10/25/39(l)§	1,658,587	1,617,565
Series 2020-R02 2M1
1.697%, 1/25/40(l)§	853,502	819,271
Eagle RE Ltd.,
Series 2020-1 M1A
1.847%, 1/25/30(l)§	2,700,000	2,574,353
FHLMC,
Series 3017 CF
1.005%, 8/15/25(l)	10,120	10,090
Series 3305 FT
1.105%, 7/15/34(l)	90,320	89,350
Series 3349 FE
1.195%, 7/15/37(l)	1,649,795	1,639,754
Series 3807 FM
1.205%, 2/15/41(l)	54,905	55,226
Series 3927 FH
1.155%, 9/15/41(l)	70,873	70,404
Series 4029 LD
1.750%, 1/15/27	3,544,415	3,596,302
Series 4087 FB
1.175%, 7/15/42(l)	1,617,129	1,605,805
Series 4286 VF
1.155%, 12/15/43(l)	1,459,289	1,447,556
Series 4350 KF
2.005%, 1/15/39(l)	643,053	636,976
Series 4457 BA
3.000%, 7/15/39	5,635,821	6,229,904
Series 4459 CA
5.000%, 12/15/34	1,222,391	1,339,800
Series 4483 A
3.000%, 12/15/29	2,156,364	2,205,706
Series 4486 JN
2.000%, 11/15/24	4,577,692	4,649,779
FHLMC Stacr Remic Trust,
Series 2019-HQA4 M1
1.717%, 11/25/49(l)§	644,847	623,407
Series 2020-HQA2 M1
1.911%, 3/25/50(l)§	2,325,000	2,244,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3
5.097%, 1/25/25(l)	$1,367,470	$1,302,048
Series 2015-DNA3 M2
3.797%, 4/25/28(l)	198,922	194,639
Series 2015-HQ2 M2
2.897%, 5/25/25(l)	1,319,045	1,261,830
Series 2016-HQA2 M2
3.197%, 11/25/28(l)	392,515	386,716
Series 2017-DNA1 M1
2.147%, 7/25/29(l)	224,461	223,181
Series 2017-DNA2 M1
2.147%, 10/25/29(l)	882,478	859,252
Series 2017-HQA3 M2
3.297%, 4/25/30(l)	881,227	756,528
FNMA,
Series 2006-42 CF
1.397%, 6/25/36(l)	83,541	82,768
Series 2007-109 GF
1.627%, 12/25/37(l)	127,276	127,438
Series 2010-39 FT
1.897%, 10/25/35(l)	3,123,036	3,134,548
Series 2011-53 FT
1.527%, 6/25/41(l)	283,003	282,053
Series 2011-86 KF
1.497%, 9/25/41(l)	251,810	250,674
Series 2011-86 NF
1.497%, 9/25/41(l)	129,960	129,364
Series 2012-65 FA
1.397%, 6/25/42(l)	74,621	73,749
Series 2013-121 FA
1.347%, 12/25/43(l)	971,236	960,280
Series 2014-49 AF
1.975%, 8/25/44(l)	3,137,762	3,131,953
Series 2014-54 LA
3.000%, 2/25/44	1,194,674	1,231,792
Series 2014-C04 1M2
5.847%, 11/25/24(l)	2,069,683	1,969,436
Series 2014-C04 2M2
5.947%, 11/25/24(l)	1,493,388	1,439,828
Series 2015-72 PC
3.000%, 10/25/43	2,217,793	2,239,259
Series 2015-C01 1M2
5.247%, 2/25/25(l)	1,084,704	1,020,751
Series 2016-C02 1M2
6.947%, 9/25/28(l)	1,496,212	1,459,980
Series 2016-C06 1M1
2.247%, 4/25/29(l)	255,278	252,858
Series 2016-C06 1M2
5.197%, 4/25/29(l)	1,445,720	1,390,489
Series 2017-C02 2M1
2.097%, 9/25/29(l)	36,916	36,741
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.847%, 11/26/29(l)§	2,017,372	1,915,553
Series 2020-1 M1A
1.897%, 2/25/30(l)§	889,957	853,231
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
1.576%, 12/8/20(l)	3,769,234	3,761,149
Series 2010-R3 2A
1.576%, 12/8/20(l)	419,911	419,910
Oaktown Re III Ltd.,
Series 2019-1A M1B
2.897%, 7/25/29(l)§	1,016,573	910,049
PMT Credit Risk Transfer Trust,
Series 2019-1R A
3.613%, 3/27/24(l)§	914,913	879,120
Series 2019-2R A
4.363%, 5/27/23(l)§	1,814,611	1,693,342
Series 2019-3R A
3.659%, 10/27/22(l)§	567,175	543,472
Radnor RE Ltd.,
Series 2019-1 M1B
2.897%, 2/25/29(l)§	1,872,504	1,865,756
Series 2019-2 M1B
2.697%, 6/25/29(l)§	1,957,825	1,831,478

Total Collateralized Mortgage Obligations		74,359,340

Commercial Mortgage-Backed Securities (4.4%)
Ashford Hospitality Trust,
Series 2018-KEYS A
1.705%, 5/15/35(l)§	3,000,000	2,669,856
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§	1,250,000	1,040,591
Series 2017-SCH AF
1.705%, 11/15/33(l)§	3,005,000	2,619,741
BFLD Trust,
Series 2019-DPLO D
2.545%, 10/15/34(l)§	1,107,000	865,819
BHMS Mortgage Trust,
Series 2018-ATLS A
1.955%, 7/15/35(l)§	2,305,875	1,925,205
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,078,467
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS
3.683%, 9/10/45§	1,910,000	1,836,571
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	1,956,556
CLNY Trust,
Series 2019-IKPR D
2.730%, 11/15/38(l)§	2,400,000	1,969,470
DBWF Mortgage Trust,
Series 2018-GLKS A
1.780%, 12/19/30(l)§	2,537,354	2,258,049
Great Wolf Trust,
Series 2019-WOLF A
1.739%, 12/15/36(l)§	3,950,000	3,554,906
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.905%, 6/15/38(l)§	3,195,119	2,875,295
Series 2019-SMP A
1.855%, 8/15/32(l)§	1,550,000	1,397,016
GS Mortgage Securities Trust,
Series 2010-C2 D
5.179%, 12/10/43(l)§	1,700,000	1,678,344
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	4,500,000	4,577,168
Series 2011-GC5 D
5.389%, 8/10/44(l)§	260,000	246,809
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,263,570
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.627%, 10/15/45(l)§	3,752,000	3,627,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-NNN EFL
2.555%, 1/16/37(l)§	$377,000	$345,898
Morgan Stanley Capital I Trust,
Series 2011-C1 D
5.375%, 9/15/47(l)§	2,180,000	1,851,397
Series 2011-C3 C
5.244%, 7/15/49(l)§	1,700,000	1,445,000
Series 2015-XLF2 SNMA
2.655%, 11/15/26(l)§	1,155,083	1,049,317
Series 2019-BPR C
3.755%, 5/15/36(l)§	2,220,000	2,006,569
Natixis Commercial Mortgage Securities Trust,
Series 2018-850T A
1.488%, 7/15/33(l)§	1,450,000	1,353,456
Series 2019-MILE A
2.205%, 7/15/36(l)§	1,199,586	1,125,212
Starwood Retail Property Trust,
Series 2014-STAR A
2.175%, 11/15/27(l)§	4,557,485	4,055,038
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,347,245
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	1,972,084
Series 2011-C3 C
5.335%, 3/15/44(l)§	1,700,000	1,674,640
Series 2013-C14 C
3.976%, 6/15/46(l)	2,247,689	2,109,865

Total Commercial Mortgage-Backed Securities		61,776,750

Corporate Bonds (6.8%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.125%, 2/17/26	2,943,000	3,122,161

Total Communication Services		3,122,161

Energy (0.5%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	3,750,000	3,575,201

Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,037,305

Total Energy		6,612,506

Financials (4.3%)
Banks (3.5%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,577,622
Bank of Nova Scotia (The)
2.500%, 1/8/21	3,055,000	3,059,084
BNP Paribas SA
2.375%, 5/21/20	1,468,000	1,468,303
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	4,500,000	4,553,075
Credit Agricole SA
2.750%, 6/10/20§	2,219,000	2,217,803
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§	1,582,000	1,460,495
KeyBank NA
2.500%, 11/22/21	4,000,000	3,996,741
Lloyds Banking Group plc
4.050%, 8/16/23	1,505,000	1,545,352
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	2,500,000	2,512,764
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	2,500,000	2,533,006
NatWest Markets plc
3.625%, 9/29/22§	4,775,000	4,613,638
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.052%, 1/22/21(k)	5,200,000	5,138,061
Truist Financial Corp.
2.625%, 6/29/20	1,284,000	1,284,351
US Bank NA
2.650%, 5/23/22	4,000,000	4,024,441
Wells Fargo & Co.
3.069%, 1/24/23	3,081,000	3,123,361
Westpac Banking Corp.
2.650%, 1/25/21	5,197,000	5,216,127

		49,324,224

Capital Markets (0.2%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,288,684
ING Bank NV
5.800%, 9/25/23§	275,000	292,071

		2,580,755

Consumer Finance (0.2%)
John Deere Capital Corp.
3.200%, 1/10/22	1,989,000	2,036,608

Insurance (0.2%)
Metropolitan Life Global Funding I
2.400%, 6/17/22§	3,350,000	3,344,503

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 1/11/23§	3,034,000	2,971,653

Total Financials		60,257,743

Health Care (1.0%)
Biotechnology (0.4%)
AbbVie, Inc.
2.950%, 11/21/26§	2,001,000	2,007,870
Biogen, Inc.
4.050%, 9/15/25	3,541,000	3,738,220

		5,746,090

Pharmaceuticals (0.6%)
GlaxoSmithKline Capital plc
2.875%, 6/1/22	4,700,000	4,808,044
Merck & Co., Inc.
2.900%, 3/7/24	4,000,000	4,196,800

		9,004,844

Total Health Care		14,750,934

Industrials (0.2%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.300%, 8/1/21	2,864,000	2,781,881

Total Industrials		2,781,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.3%)
IT Services (0.3%)
International Business Machines Corp.
2.850%, 5/13/22	$4,000,000	$4,101,592

Total Information Technology		4,101,592

Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	31,018

Total Materials		31,018

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
WP Carey, Inc. (REIT)
4.600%, 4/1/24	4,100,000	4,105,712

Total Real Estate		4,105,712

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,000

Total Utilities		15,000

Total Corporate Bonds		95,778,547

Mortgage-Backed Securities (0.7%)
FHLMC UMBS
3.500%, 10/1/49	2,008,784	2,139,260
3.500%, 11/1/49	6,848,068	7,290,810

Total Mortgage-Backed Securities		9,430,070

Municipal Bonds (1.5%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	24,021
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	6,872
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	6,000	6,057
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	9,918
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	8,000	7,987
6.395%, 1/1/40	6,000	8,401
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	8,898
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	11,555
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	9,143
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	6,000	7,029
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	8,584
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	47,581
6.750%, 8/1/49	6,000	9,757
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	7,183
5.750%, 7/1/34	7,000	8,989
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	8,687
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,278
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	48,442
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	52,752
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds, Series 2010A
5.500%, 6/15/50	6,000,000	6,044,760
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds, Series 2010B2
5.000%, 6/15/50	7,000,000	7,045,150
5.250%, 6/15/50	7,000,000	7,048,720
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,435
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,240
6.648%, 11/15/39	6,000	7,744
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	13,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	$31,000	$41,403
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	12,665
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	7,145
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	12,642
5.561%, 12/1/49	7,000	9,518
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,297
6.918%, 4/1/40	6,000	8,845
7.043%, 4/1/50	6,000	9,551
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	10,681
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	9,274
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,604
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	7,154
5.600%, 3/15/40	6,000	7,269
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,747
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	8,347
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	7,583
5.140%, 8/1/40	6,000	8,234

Total Municipal Bonds		20,660,339

U.S. Government Agency Securities (34.4%)
FFCB
2.550%, 3/11/21	65,000,000	66,401,419
2.230%, 4/5/21	6,000,000	6,095,429
FHLB
2.625%, 5/28/20	5,550,000	5,568,716
2.625%, 10/1/20	48,010,000	48,521,499
3.000%, 10/12/21	35,635,000	37,027,249
2.875%, 12/10/21	25,000,000	26,026,485
1.375%, 2/17/23	14,835,000	15,227,148
5.500%, 7/15/36	12,000	18,437
FHLMC
2.750%, 6/19/23	2,717,000	2,907,672
1.500%, 2/12/25	25,500,000	26,581,404
FNMA
1.500%, 7/30/20	29,270,000	29,376,288
2.875%, 10/30/20	39,000,000	39,512,850
2.500%, 4/13/21	54,814,000	55,910,351
2.750%, 6/22/21	54,575,000	56,136,418
2.625%, 1/11/22	30,000,000	31,145,271
2.500%, 2/5/24	5,000,000	5,357,326
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,146,647
Iraq Government AID Bonds
2.149%, 1/18/22	10,289,000	10,575,606
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,754,734

Total U.S. Government Agency Securities		482,290,949

U.S. Treasury Obligations (32.1%)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	32,003,089	31,708,686
0.125%, 4/15/21 TIPS	49,845,568	48,891,937
0.625%, 7/15/21 TIPS	17,695,361	17,527,516
0.125%, 7/15/22 TIPS	46,691,704	46,228,737
U.S. Treasury Notes
2.625%, 8/31/20	21,479,000	21,702,498
1.375%, 9/30/20	32,698,000	32,899,923
1.625%, 10/15/20	19,575,400	19,733,620
1.750%, 10/31/20	26,354,000	26,603,393
2.625%, 11/15/20	25,151,000	25,540,642
2.000%, 11/30/20	7,594,000	7,688,156
1.125%, 6/30/21	11,653,000	11,795,547
1.625%, 6/30/21	15,840,000	16,129,680
1.125%, 9/30/21	7,223,000	7,320,686
2.875%, 10/15/21	19,524,200	20,317,716
1.625%, 12/31/21	38,215,000	39,143,774
1.375%, 1/31/22	36,663,300	37,427,902
1.125%, 2/28/22	39,000,000	39,665,141

Total U.S. Treasury Obligations		450,325,554

Total Long-Term Debt Securities (88.9%) (Cost $1,243,266,119)		1,246,595,697

SHORT-TERM INVESTMENTS:
U.S. Government Agency Security (1.1%)
FHLB
0.15%, 7/15/20(o)(p)	15,000,000	14,993,160

U.S. Treasury Obligations (8.8%)
U.S. Treasury Bills
0.11%, 4/16/20(p)	124,089,600	124,083,532

Total Short-Term Investments (9.9%) (Cost $138,987,773)		139,076,692

Total Investments in Securities (98.8%) (Cost $1,382,253,892)		1,385,672,389
Other Assets Less Liabilities (1.2%)		16,827,979

Net Assets (100%)		$1,402,500,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $127,904,906 or 9.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2020.

(p)	Yield to maturity.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	537	6/2020	USD	118,345,570	1,146,884

					1,146,884

Short Contracts
U.S. Treasury 5 Year Note	(442)	6/2020	USD	(55,408,844)	(1,685,673)
U.S. Treasury 10 Year Note	(47)	6/2020	USD	(6,518,312)	(109,454)

					(1,795,127)

					(648,243)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$51,974,148	$—	$51,974,148
Collateralized Mortgage Obligations	—	74,359,340	—	74,359,340
Commercial Mortgage-Backed Securities	—	61,776,750	—	61,776,750
Corporate Bonds
Communication Services	—	3,122,161	—	3,122,161
Energy	—	6,612,506	—	6,612,506
Financials	—	60,257,743	—	60,257,743
Health Care	—	14,750,934	—	14,750,934
Industrials	—	2,781,881	—	2,781,881
Information Technology	—	4,101,592	—	4,101,592
Materials	—	31,018	—	31,018
Real Estate	—	4,105,712	—	4,105,712
Utilities	—	15,000	—	15,000
Futures	1,146,884	—	—	1,146,884
Mortgage-Backed Security	—	9,430,070	—	9,430,070
Municipal Bonds	—	20,660,339	—	20,660,339
Short-Term Investments
U.S. Government Agency Security	—	14,993,160	—	14,993,160
U.S. Treasury Obligations	—	124,083,532	—	124,083,532
U.S. Government Agency Securities	—	482,290,949	—	482,290,949
U.S. Treasury Obligations	—	450,325,554	—	450,325,554

Total Assets	$1,146,884	$1,385,672,389	$—	$1,386,819,273

Liabilities:
Futures	$(1,795,127)	$—	$—	$(1,795,127)

Total Liabilities	$(1,795,127)	$—	$—	$(1,795,127)

Total	$(648,243)	$1,385,672,389	$—	$1,385,024,146

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,861,549
Aggregate gross unrealized depreciation	(16,329,728)

Net unrealized appreciation	$2,531,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,382,492,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,900	$178,113
ATN International, Inc.	5,700	334,647
Bandwidth, Inc., Class A*	7,500	504,675
Cincinnati Bell, Inc.*	22,552	330,161
Cogent Communications Holdings, Inc.	19,200	1,573,824
Consolidated Communications Holdings, Inc.	46,222	210,310
Frontier Communications Corp.(x)*	28,133	10,691
IDT Corp., Class B*	400	2,168
Intelsat SA(x)*	101,700	155,601
Iridium Communications, Inc.*	45,300	1,011,549
Ooma, Inc.*	4,300	51,299
ORBCOMM, Inc.*	33,000	80,520
Pareteum Corp.(x)*	16,900	6,963
Vonage Holdings Corp.*	104,300	754,089

		5,204,610

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	82,662	261,212
Eros International plc*	38,300	63,195
Glu Mobile, Inc.*	51,800	325,822
IMAX Corp.*	33,100	299,555
Liberty Media Corp.-Liberty Braves, Class A*	5,800	113,100
Liberty Media Corp.-Liberty Braves, Class C*	16,500	314,490
LiveXLive Media, Inc.*	400	632
Marcus Corp. (The)	13,200	162,624
Reading International, Inc., Class A*	2,100	8,169

		1,548,799

Interactive Media & Services (0.2%)
Cargurus, Inc.*	34,400	651,536
Cars.com, Inc.*	35,000	150,500
DHI Group, Inc.*	2,400	5,184
Eventbrite, Inc., Class A*	17,000	124,100
EverQuote, Inc., Class A(x)*	8,400	220,500
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	73,800
Meet Group, Inc. (The)(x)*	38,200	224,234
QuinStreet, Inc.*	20,300	163,415
Travelzoo*	2,700	10,611
TrueCar, Inc.*	58,400	141,328
Yelp, Inc.*	37,800	681,534

		2,446,742

Media (0.3%)
Boston Omaha Corp., Class A(x)*	4,600	83,306
Cardlytics, Inc.*	7,100	248,216
Central European Media Enterprises Ltd., Class A*	36,700	114,871
Clear Channel Outdoor Holdings, Inc.*	58,100	37,184
comScore, Inc.*	1,000	2,820
Cumulus Media, Inc., Class A*	100	542
Daily Journal Corp.(x)*	300	68,490
Emerald Holding, Inc.	11,400	29,526
Entercom Communications Corp., Class A	59,600	101,916
Entravision Communications Corp., Class A	11,200	22,736
EW Scripps Co. (The), Class A	21,965	165,616
Fluent, Inc.(x)*	19,200	22,464
Gannett Co., Inc.(x)	59,321	87,795
Gray Television, Inc.*	41,800	448,932
Hemisphere Media Group, Inc.*	4,400	37,576
Liberty Latin America Ltd., Class A*	20,500	215,660
Liberty Latin America Ltd., Class C*	53,600	549,936
Loral Space & Communications, Inc.*	5,600	91,000
MDC Partners, Inc., Class A*	18,750	27,188
Meredith Corp.(x)	20,100	245,622
MSG Networks, Inc., Class A(x)*	31,100	317,220
National CineMedia, Inc.	23,600	76,936
Saga Communications, Inc., Class A	100	2,751
Scholastic Corp.	13,300	339,017
TechTarget, Inc.*	7,300	150,453
TEGNA, Inc.	102,200	1,109,892
Tribune Publishing Co.	10,900	88,399
WideOpenWest, Inc.*	22,500	107,100

		4,793,164

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	187,797
Gogo, Inc.(x)*	33,900	71,868
Shenandoah Telecommunications Co.	21,728	1,070,104
Spok Holdings, Inc.	8,943	95,600

		1,425,369

Total Communication Services		15,418,684

Consumer Discretionary (11.3%)
Auto Components (0.4%)
Adient plc*	40,700	369,149
American Axle & Manufacturing Holdings, Inc.*	47,100	170,031
Cooper Tire & Rubber Co.	23,800	387,940
Cooper-Standard Holdings, Inc.*	3,700	37,999
Dana, Inc.	69,100	539,671
Dorman Products, Inc.*	14,000	773,780
Fox Factory Holding Corp.*	17,000	714,000
Gentherm, Inc.*	19,800	621,720
LCI Industries	11,300	755,179
Modine Manufacturing Co.*	8,400	27,300
Motorcar Parts of America, Inc.(x)*	6,700	84,286
Standard Motor Products, Inc.	10,800	448,956
Stoneridge, Inc.*	12,500	209,375
Tenneco, Inc., Class A*	44,000	158,400
Visteon Corp.*	13,100	628,538

		5,926,324

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	450,522

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	788,532
Funko, Inc., Class A(x)*	6,700	26,733
Greenlane Holdings, Inc., Class A(x)*	4,400	7,568
Weyco Group, Inc.	2,000	40,340

		863,173

Diversified Consumer Services (2.8%)
Adtalem Global Education, Inc.*	28,000	750,120
American Public Education, Inc.*	6,950	166,313
Bright Horizons Family Solutions, Inc.*	114,455	11,674,410
Carriage Services, Inc.	3,500	56,525
Chegg, Inc.*	395,761	14,160,329
Houghton Mifflin Harcourt Co.*	58,300	109,604
K12, Inc.*	17,700	333,822
Laureate Education, Inc., Class A*	48,800	512,888
OneSpaWorld Holdings Ltd.(x)	44,300	179,858
Perdoceo Education Corp.*	34,500	372,255
Regis Corp.*	17,210	101,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Strategic Education, Inc.	100,941	$14,107,514
WW International, Inc.*	21,700	366,947

		42,892,296

Hotels, Restaurants & Leisure (2.3%)
BBX Capital Corp.	2,300	5,313
Biglari Holdings, Inc., Class B*	570	29,298
BJ’s Restaurants, Inc.	18,600	258,354
Bloomin’ Brands, Inc.	51,100	364,854
Bluegreen Vacations Corp.(x)	9,700	56,066
Boyd Gaming Corp.	39,200	565,264
Brinker International, Inc.	18,200	218,582
Carrols Restaurant Group, Inc.*	10,700	19,474
Cheesecake Factory, Inc. (The)(x)	22,000	375,760
Chipotle Mexican Grill, Inc.*	12,990	8,500,656
Churchill Downs, Inc.	16,100	1,657,495
Chuy’s Holdings, Inc.*	3,100	31,217
Cracker Barrel Old Country Store, Inc.(x)	11,185	930,816
Dave & Buster’s Entertainment, Inc.(x)	19,800	258,984
Del Taco Restaurants, Inc.*	12,900	44,247
Denny’s Corp.*	29,712	228,188
Dine Brands Global, Inc.	8,000	229,440
Drive Shack, Inc.*	3,700	5,624
El Pollo Loco Holdings, Inc.(x)*	18,400	155,480
Eldorado Resorts, Inc.(x)*	31,014	446,602
Everi Holdings, Inc.*	30,600	100,980
Golden Entertainment, Inc.*	5,300	35,033
Jack in the Box, Inc.	13,700	480,185
Lindblad Expeditions Holdings, Inc.*	13,300	55,461
Marriott Vacations Worldwide Corp.	20,018	1,112,600
Monarch Casino & Resort, Inc.*	6,900	193,683
Nathan’s Famous, Inc.	300	18,300
Noodles & Co.*	22,100	104,091
Papa John’s International, Inc.(x)	10,066	537,222
Penn National Gaming, Inc.*	53,114	671,892
Planet Fitness, Inc., Class A*	264,734	12,892,546
Red Robin Gourmet Burgers, Inc.(x)*	2,200	18,744
Red Rock Resorts, Inc., Class A	33,000	282,150
Ruth’s Hospitality Group, Inc.	10,200	68,136
Scientific Games Corp., Class A*	25,700	249,290
SeaWorld Entertainment, Inc.*	26,000	286,520
Shake Shack, Inc., Class A(x)*	13,100	494,394
Target Hospitality Corp.*	9,200	18,308
Texas Roadhouse, Inc.	31,100	1,284,430
Twin River Worldwide Holdings, Inc.(x)	11,700	152,217
Wingstop, Inc.	14,100	1,123,770

		34,561,666

Household Durables (1.7%)
Beazer Homes USA, Inc.*	14,400	92,736
Cavco Industries, Inc.*	4,800	695,712
Century Communities, Inc.*	12,500	181,375
Ethan Allen Interiors, Inc.	9,300	95,046
GoPro, Inc., Class A(x)*	53,200	139,384
Green Brick Partners, Inc.*	6,700	53,935
Helen of Troy Ltd.*	12,500	1,800,375
Installed Building Products, Inc.*	10,400	414,648
iRobot Corp.(x)*	14,119	577,467
KB Home	40,700	736,670
La-Z-Boy, Inc.	25,600	526,080
Legacy Housing Corp.*	600	5,550
LGI Homes, Inc.*	8,400	379,260
Lifetime Brands, Inc.	1,200	6,780
Lovesac Co. (The)(x)*	3,100	18,073
M.D.C. Holdings, Inc.	23,613	547,821
M/I Homes, Inc.*	12,800	211,584
Meritage Homes Corp.*	17,900	653,529
NVR, Inc.*	3,090	7,938,550
Purple Innovation, Inc.*	9,600	54,528
Skyline Champion Corp.*	23,400	366,912
Sonos, Inc.*	32,400	274,752
Taylor Morrison Home Corp., Class A*	60,340	663,740
Tempur Sealy International, Inc.*	169,859	7,424,537
TopBuild Corp.*	16,200	1,160,568
TRI Pointe Group, Inc.*	71,275	625,082
Universal Electronics, Inc.*	6,400	245,568

		25,890,262

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	14,800	195,804
Duluth Holdings, Inc., Class B(x)*	7,500	30,075
Groupon, Inc.(x)*	207,900	203,784
Lands’ End, Inc.*	9,300	49,662
PetMed Express, Inc.(x)	9,700	279,166
Quotient Technology, Inc.*	33,500	217,750
RealReal, Inc. (The)(x)*	21,300	149,313
Rubicon Project, Inc. (The)*	13,100	72,705
Shutterstock, Inc.	9,700	311,952
Stamps.com, Inc.*	8,200	1,066,656
Stitch Fix, Inc., Class A(x)*	19,500	247,650

		2,824,517

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	375,512
American Outdoor Brands Corp.*	24,800	205,840
Callaway Golf Co.	47,000	480,340
Clarus Corp.	5,300	51,940
Johnson Outdoors, Inc., Class A	2,100	131,670
Malibu Boats, Inc., Class A*	9,700	279,263
Marine Products Corp.	700	5,656
MasterCraft Boat Holdings, Inc.*	3,800	27,740
Sturm Ruger & Co., Inc.	8,300	422,553
Vista Outdoor, Inc.*	20,200	177,760
YETI Holdings, Inc.(x)*	25,400	495,808

		2,654,082

Multiline Retail (0.0%)
Big Lots, Inc.(x)	23,200	329,904
Dillard’s, Inc., Class A(x)	3,500	129,325

		459,229

Specialty Retail (3.3%)
Aaron’s, Inc.	34,300	781,354
Abercrombie & Fitch Co., Class A	38,100	346,329
American Eagle Outfitters, Inc.	87,000	691,650
America’s Car-Mart, Inc.*	3,300	185,955
Asbury Automotive Group, Inc.*	8,900	491,547
At Home Group, Inc.(x)*	8,200	16,564
Bed Bath & Beyond, Inc.(x)	63,400	266,914
Boot Barn Holdings, Inc.*	13,000	168,090
Buckle, Inc. (The)(x)	10,500	143,955
Burlington Stores, Inc.*	85,370	13,527,730
Caleres, Inc.	20,300	105,560
Camping World Holdings, Inc., Class A(x)	16,900	96,161
Cato Corp. (The), Class A	11,900	126,973
Children’s Place, Inc. (The)(x)	7,745	151,492
Designer Brands, Inc., Class A	28,300	140,934
Express, Inc.(x)*	12,900	19,221
Five Below, Inc.*	137,941	9,708,288
Floor & Decor Holdings, Inc., Class A*	167,150	5,363,843
GameStop Corp., Class A*	47,500	166,250
Genesco, Inc.*	5,400	72,036
GNC Holdings, Inc., Class A(x)*	26,300	12,311
Group 1 Automotive, Inc.	8,500	376,210
Guess?, Inc.	23,700	160,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Haverty Furniture Cos., Inc.	4,500	$53,505
Hudson Ltd., Class A*	21,300	106,926
Lithia Motors, Inc., Class A	12,000	981,480
MarineMax, Inc.*	10,000	104,200
Michaels Cos., Inc. (The)(x)*	100,300	162,486
Monro, Inc.	14,850	650,579
Murphy USA, Inc.*	14,700	1,240,092
National Vision Holdings, Inc.*	534,036	10,370,979
Office Depot, Inc.	288,900	473,796
Rent-A-Center, Inc.	22,700	320,978
RH(x)*	7,708	774,423
Sally Beauty Holdings, Inc.*	57,800	467,024
Shoe Carnival, Inc.(x)	5,200	108,004
Signet Jewelers Ltd.	27,800	179,310
Sleep Number Corp.*	14,900	285,484
Sonic Automotive, Inc., Class A	8,800	116,864
Sportsman’s Warehouse Holdings, Inc.*	11,700	72,072
Tailored Brands, Inc.(x)	54,000	93,960
Winmark Corp.	1,100	140,162
Zumiez, Inc.*	7,200	124,704

		49,946,844

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	35,900	609,941
Deckers Outdoor Corp.*	13,300	1,782,200
G-III Apparel Group Ltd.*	24,000	184,800
Kontoor Brands, Inc.(x)	20,500	392,985
Movado Group, Inc.	3,400	40,188
Oxford Industries, Inc.	7,600	275,576
Steven Madden Ltd.	43,893	1,019,635
Unifi, Inc.*	2,800	32,340
Vera Bradley, Inc.*	5,900	24,308
Wolverine World Wide, Inc.	42,700	649,040

		5,011,013

Total Consumer Discretionary		171,479,928

Consumer Staples (3.7%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,800	1,396,728
Celsius Holdings, Inc.(x)*	6,300	26,523
Coca-Cola Consolidated, Inc.	2,600	542,178
Craft Brew Alliance, Inc.(x)*	6,000	89,400
MGP Ingredients, Inc.	6,600	177,474
National Beverage Corp.(x)*	5,400	230,310
New Age Beverages Corp.*	26,200	36,418

		2,499,031

Food & Staples Retailing (1.8%)
Andersons, Inc. (The)	17,700	331,875
BJ’s Wholesale Club Holdings, Inc.*	51,240	1,305,083
Casey’s General Stores, Inc.	72,280	9,576,377
Chefs’ Warehouse, Inc. (The)*	10,300	103,721
Grocery Outlet Holding Corp.*	385,355	13,233,091
HF Foods Group, Inc.(x)*	6,400	53,696
Ingles Markets, Inc., Class A	6,400	231,424
Natural Grocers by Vitamin Cottage, Inc.	5,100	43,401
Performance Food Group Co.*	52,900	1,307,688
PriceSmart, Inc.	12,700	667,385
Rite Aid Corp.(x)*	24,810	372,150
SpartanNash Co.	12,220	174,990
United Natural Foods, Inc.*	24,500	224,910
Village Super Market, Inc., Class A	2,600	63,908
Weis Markets, Inc.	3,500	145,810

		27,835,509

Food Products (1.3%)
Alico, Inc.	500	15,520
B&G Foods, Inc.(x)	36,100	653,049
Bridgford Foods Corp.*	300	6,921
Calavo Growers, Inc.	8,400	484,596
Cal-Maine Foods, Inc.	18,200	800,436
Darling Ingredients, Inc.*	73,722	1,413,251
Farmer Brothers Co.*	2,900	20,184
Fresh Del Monte Produce, Inc.	17,800	491,458
Freshpet, Inc.*	165,416	10,565,120
Hostess Brands, Inc.*	57,800	616,148
J&J Snack Foods Corp.	6,900	834,900
John B Sanfilippo & Son, Inc.	3,900	348,660
Lancaster Colony Corp.	8,700	1,258,368
Landec Corp.*	5,100	44,319
Limoneira Co.	3,500	45,850
Sanderson Farms, Inc.	9,800	1,208,536
Seneca Foods Corp., Class A*	1,500	59,670
Simply Good Foods Co. (The)*	33,500	645,210
Tootsie Roll Industries, Inc.	7,973	286,717

		19,798,913

Household Products (0.1%)
Central Garden & Pet Co.*	3,300	90,750
Central Garden & Pet Co., Class A*	19,300	493,501
Oil-Dri Corp. of America	900	30,096
WD-40 Co.	6,300	1,265,355

		1,879,702

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	18,505	315,510
Edgewell Personal Care Co.*	25,400	611,632
elf Beauty, Inc.*	15,700	154,488
Inter Parfums, Inc.	8,400	389,340
Lifevantage Corp.*	2,000	20,600
Medifast, Inc.(x)	5,100	318,750
Nature’s Sunshine Products, Inc.*	7,700	62,601
Revlon, Inc., Class A(x)*	6,200	67,766
USANA Health Sciences, Inc.*	7,400	427,424
Youngevity International, Inc.(x)*	1,000	700

		2,368,811

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	24,400	18,300
Pyxus International, Inc.(x)*	11,700	36,387
Turning Point Brands, Inc.	4,400	92,884
Universal Corp.	12,000	530,520
Vector Group Ltd.	60,794	572,680

		1,250,771

Total Consumer Staples		55,632,737

Energy (0.8%)
Energy Equipment & Services (0.2%)
Archrock, Inc.	62,200	233,872
Cactus, Inc., Class A	18,000	208,800
Covia Holdings Corp.(x)*	45,160	25,804
Diamond Offshore Drilling, Inc.(x)*	31,400	57,462
DMC Global, Inc.(x)	6,500	149,565
Dril-Quip, Inc.*	18,400	561,200
Era Group, Inc.*	10,300	54,899
Exterran Corp.*	17,800	85,440
Forum Energy Technologies, Inc.*	24,000	4,255
Frank’s International NV*	50,700	131,313
FTS International, Inc.(x)*	35,800	7,983
Geospace Technologies Corp.*	300	1,920
Helix Energy Solutions Group, Inc.*	75,800	124,312
KLX Energy Services Holdings, Inc.(x)*	10,000	7,000
Liberty Oilfield Services, Inc., Class A(x)	20,900	56,221
Mammoth Energy Services, Inc.(x)	23,800	17,822
Matrix Service Co.*	10,900	103,223
Nabors Industries Ltd.(x)	163,600	63,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
National Energy Services Reunited
Corp.(x)*	11,400	$57,912
Natural Gas Services Group, Inc.*	8,100	36,126
NCS Multistage Holdings, Inc.*	5,300	3,392
Newpark Resources, Inc.*	56,300	50,501
NexTier Oilfield Solutions, Inc.*	80,992	94,761
Nine Energy Service, Inc.(x)*	11,300	9,134
Noble Corp. plc(x)*	47,600	12,376
Oceaneering International, Inc.*	46,600	137,004
Oil States International, Inc.*	28,300	57,449
Pacific Drilling SA*	3,300	1,419
ProPetro Holding Corp.*	32,600	81,500
RigNet, Inc.*	10,800	19,440
RPC, Inc.(x)	64,000	131,840
SEACOR Holdings, Inc.*	10,000	269,600
SEACOR Marine Holdings, Inc.*	14,454	63,309
Seadrill Ltd.(x)*	29,000	12,470
Select Energy Services, Inc., Class A*	27,500	88,825
Smart Sand, Inc.(x)*	16,900	17,576
Solaris Oilfield Infrastructure, Inc., Class A	13,700	71,925
TETRA Technologies, Inc.*	56,300	18,016
Tidewater, Inc.*	21,750	153,990
US Silica Holdings, Inc.(x)	37,900	68,220
US Well Services, Inc.*	200	60

		3,351,756

Oil, Gas & Consumable Fuels (0.6%)
Abraxas Petroleum Corp.(x)*	37,200	4,501
Altus Midstream Co.(x)*	21,900	16,425
Arch Coal, Inc., Class A(x)	10,700	309,230
Ardmore Shipping Corp.	6,700	35,175
Berry Corp.	400	964
Bonanza Creek Energy, Inc.*	8,500	95,625
Brigham Minerals, Inc., Class A	15,200	125,704
California Resources Corp.(x)*	20,200	20,200
Callon Petroleum Co.(x)*	186,012	101,916
Chaparral Energy, Inc., Class A(x)*	1,000	470
Clean Energy Fuels Corp.*	54,400	96,832
CNX Resources Corp.*	90,200	479,864
Comstock Resources, Inc.(x)*	20,600	111,034
CONSOL Energy, Inc.(x)*	13,200	48,708
Contura Energy, Inc.*	6,200	14,570
CVR Energy, Inc.(x)	13,900	229,767
Delek US Holdings, Inc.	36,623	577,178
Denbury Resources, Inc.(x)*	217,400	40,132
DHT Holdings, Inc.	41,900	321,373
Diamond S Shipping, Inc., Class S*	12,100	142,901
Dorian LPG Ltd.*	21,115	183,912
Energy Fuels, Inc.(x)*	16,000	18,880
Evolution Petroleum Corp.	8,100	21,141
Extraction Oil & Gas, Inc.(x)*	58,600	24,729
Falcon Minerals Corp.	3,900	8,385
GasLog Ltd.(x)	8,100	29,322
Golar LNG Ltd.(x)	46,400	365,632
Goodrich Petroleum Corp.*	100	426
Green Plains, Inc.	17,900	86,815
Gulfport Energy Corp.(x)*	82,400	36,643
HighPoint Resources Corp.*	66,200	12,578
International Seaways, Inc.	10,500	250,845
Magnolia Oil & Gas Corp., Class A(x)*	46,900	187,600
Matador Resources Co.(x)*	49,800	123,504
Montage Resources Corp.(x)*	639	1,438
NACCO Industries, Inc., Class A	700	19,586
NextDecade Corp.(x)*	1,100	2,068
Nordic American Tankers Ltd.	65,800	298,074
Northern Oil and Gas, Inc.(x)*	119,000	78,909
Oasis Petroleum, Inc.(x)*	148,163	51,857
Overseas Shipholding Group, Inc., Class A*	8,100	18,387
Panhandle Oil and Gas, Inc., Class A	9,200	33,948
Par Pacific Holdings, Inc.*	19,700	139,870
PDC Energy, Inc.*	48,211	299,390
Peabody Energy Corp.	38,100	110,490
Penn Virginia Corp.*	6,600	20,394
PrimeEnergy Resources Corp.*	100	7,400
QEP Resources, Inc.	111,000	37,130
Renewable Energy Group, Inc.*	14,700	301,791
REX American Resources Corp.*	2,400	111,624
Ring Energy, Inc.(x)*	20,100	13,240
Rosehill Resources, Inc.*	3,300	1,353
SandRidge Energy, Inc.*	16,900	15,195
Scorpio Tankers, Inc.	21,976	420,181
SFL Corp. Ltd.	37,200	352,284
SM Energy Co.(x)	52,000	63,440
Southwestern Energy Co.(x)*	278,000	469,820
Talos Energy, Inc.*	3,400	19,550
Teekay Corp.*	49,400	156,104
Teekay Tankers Ltd., Class A*	14,375	319,700
Tellurian, Inc.(x)*	37,700	34,077
Unit Corp.(x)*	27,600	7,176
Uranium Energy Corp.(x)*	10,900	6,104
W&T Offshore, Inc.(x)*	50,200	85,340
Whiting Petroleum Corp.(x)*	42,200	28,291
World Fuel Services Corp.	31,600	795,688

		8,442,880

Total Energy		11,794,636

Financials (10.5%)
Banks (4.2%)
1st Constitution Bancorp	700	9,275
1st Source Corp.	8,935	289,762
ACNB Corp.	1,500	45,000
Allegiance Bancshares, Inc.	9,000	216,990
Amalgamated Bank, Class A	7,700	83,314
Amerant Bancorp, Inc.*	5,600	86,184
American National Bankshares, Inc.	5,400	129,060
Ameris Bancorp	28,420	675,259
Ames National Corp.	8,460	173,007
Arrow Financial Corp.	4,218	117,556
Atlantic Capital Bancshares, Inc.*	6,300	74,781
Atlantic Union Bankshares Corp.	41,744	914,194
Banc of California, Inc.	25,700	205,600
BancFirst Corp.	8,200	273,634
Bancorp, Inc. (The)*	23,000	139,610
BancorpSouth Bank	45,200	855,184
Bank First Corp.(x)	1,700	95,200
Bank of Commerce Holdings	5,000	39,350
Bank of Marin Bancorp	3,980	119,400
Bank of NT Butterfield & Son Ltd. (The)	26,100	444,483
Bank of Princeton (The)	600	13,950
Bank7 Corp.	800	6,352
BankFinancial Corp.	12,000	105,720
Bankwell Financial Group, Inc.	1,400	21,364
Banner Corp.	19,900	657,496
Bar Harbor Bankshares	3,300	57,024
Baycom Corp.*	1,700	20,485
BCB Bancorp, Inc.	3,800	40,470
Berkshire Hills Bancorp, Inc.	22,800	338,808
Boston Private Financial Holdings, Inc.	54,810	391,892
Bridge Bancorp, Inc.	5,400	114,264
Brookline Bancorp, Inc.	33,856	381,896
Bryn Mawr Bank Corp.	8,300	235,554
Business First Bancshares, Inc.	2,500	33,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Byline Bancorp, Inc.	7,600	$78,812
C&F Financial Corp.	1,100	43,890
Cadence Bancorp	63,051	412,984
Cambridge Bancorp(x)	1,200	62,400
Camden National Corp.	11,525	362,461
Capital Bancorp, Inc.*	1,500	18,780
Capital City Bank Group, Inc.	8,200	164,984
Capstar Financial Holdings, Inc.	5,500	54,395
Carolina Financial Corp.	9,000	232,830
Carter Bank & Trust	5,400	49,572
Cathay General Bancorp	37,801	867,533
CBTX, Inc.	6,800	120,836
CenterState Bank Corp.	55,302	952,853
Central Pacific Financial Corp.	21,600	343,440
Central Valley Community Bancorp	3,500	45,640
Century Bancorp, Inc., Class A	1,300	80,912
Chemung Financial Corp.	800	26,384
Citizens & Northern Corp.	6,800	136,000
City Holding Co.	7,300	485,669
Civista Bancshares, Inc.	4,600	68,816
CNB Financial Corp.	6,140	115,862
Coastal Financial Corp.*	1,600	16,816
Codorus Valley Bancorp, Inc.	1,728	27,821
Colony Bankcorp, Inc.	1,300	16,250
Columbia Banking System, Inc.	33,075	886,410
Community Bank System, Inc.	23,596	1,387,445
Community Bankers Trust Corp.	5,000	24,250
Community Financial Corp. (The)	1,000	22,100
Community Trust Bancorp, Inc.	8,500	270,215
ConnectOne Bancorp, Inc.	16,400	220,416
CrossFirst Bankshares, Inc.*	21,400	179,760
Customers Bancorp, Inc.*	12,200	133,346
CVB Financial Corp.	62,000	1,243,100
Dime Community Bancshares, Inc.	11,700	160,407
Eagle Bancorp, Inc.	17,930	541,665
Enterprise Bancorp, Inc.	1,800	48,582
Enterprise Financial Services Corp.	15,490	432,326
Equity Bancshares, Inc., Class A*	4,800	82,800
Esquire Financial Holdings, Inc.*	800	12,040
Evans Bancorp, Inc.	800	19,448
Farmers & Merchants Bancorp, Inc.	1,800	46,638
Farmers National Banc Corp.	8,400	97,692
FB Financial Corp.	11,000	216,920
Fidelity D&D Bancorp, Inc.(x)	700	35,714
Financial Institutions, Inc.	3,600	65,304
First Bancorp (Nasdaq Stock Exchange)	17,188	396,699
First Bancorp (Quotrix Stock Exchange)	100,800	536,256
First Bancorp, Inc.	4,440	97,680
First Bancshares, Inc. (The)	5,000	95,350
First Bank	2,100	14,574
First Busey Corp.	26,331	450,523
First Business Financial Services, Inc.	1,600	24,800
First Capital, Inc.(x)	600	35,940
First Choice Bancorp	1,800	27,018
First Commonwealth Financial Corp.	59,700	545,658
First Community Bankshares, Inc.	8,100	188,730
First Financial Bancorp	48,365	721,122
First Financial Bankshares, Inc.(x)	60,800	1,631,872
First Financial Corp.	6,000	202,320
First Financial Northwest, Inc.	2,200	22,088
First Foundation, Inc.	11,800	120,596
First Guaranty Bancshares, Inc.	860	12,410
First Internet Bancorp	3,000	49,260
First Interstate BancSystem, Inc., Class A	15,789	455,355
First Merchants Corp.	28,627	758,329
First Mid Bancshares, Inc.	4,100	97,334
First Midwest Bancorp, Inc.	50,000	661,750
First Northwest Bancorp	700	7,609
First of Long Island Corp. (The)	7,600	131,860
Flushing Financial Corp.	17,050	227,788
FNCB Bancorp, Inc.	2,500	17,275
Franklin Financial Network, Inc.	5,700	116,223
Franklin Financial Services Corp.	900	24,705
Fulton Financial Corp.	81,500	936,435
FVCBankcorp, Inc.*	3,200	42,624
German American Bancorp, Inc.	16,050	440,573
Glacier Bancorp, Inc.	41,430	1,408,827
Great Southern Bancorp, Inc.	4,300	173,720
Great Western Bancorp, Inc.	30,800	630,784
Guaranty Bancshares, Inc.	2,600	60,164
Hancock Whitney Corp.	44,002	858,919
Hanmi Financial Corp.	12,638	137,122
HarborOne Bancorp, Inc.*	15,915	119,840
Hawthorn Bancshares, Inc.	900	16,515
HBT Financial, Inc.	1,700	17,901
Heartland Financial USA, Inc.	17,055	515,061
Heritage Commerce Corp.	21,200	162,604
Heritage Financial Corp.	17,866	357,320
Hilltop Holdings, Inc.	34,099	515,577
Home BancShares, Inc.	75,875	909,741
HomeTrust Bancshares, Inc.	5,800	92,336
Hope Bancorp, Inc.	66,285	544,863
Horizon Bancorp, Inc.	15,500	152,830
Howard Bancorp, Inc.*	4,700	51,042
IBERIABANK Corp.	24,248	876,808
Independent Bank Corp./MA	15,023	967,031
Independent Bank Corp./MI	6,000	77,220
Independent Bank Group, Inc.	18,230	431,686
International Bancshares Corp.	28,700	771,456
Investar Holding Corp.	2,600	33,202
Investors Bancorp, Inc.	102,572	819,550
Lakeland Bancorp, Inc.	20,010	216,308
Lakeland Financial Corp.	15,855	582,671
LCNB Corp.	3,700	46,620
Level One Bancorp, Inc.	800	14,400
Live Oak Bancshares, Inc.	7,300	91,031
Macatawa Bank Corp.	7,500	53,400
Mackinac Financial Corp.	1,400	14,630
MainStreet Bancshares, Inc.*	1,400	23,464
Malvern Bancorp, Inc.*	1,300	15,925
Mercantile Bank Corp.	5,500	116,435
Metrocity Bankshares, Inc.	1,000	11,740
Metropolitan Bank Holding Corp.*	2,400	64,632
Mid Penn Bancorp, Inc.	1,300	26,325
Midland States Bancorp, Inc.	6,900	120,681
MidWestOne Financial Group, Inc.	3,100	64,914
MutualFirst Financial, Inc.	1,500	42,300
MVB Financial Corp.	1,300	16,575
National Bank Holdings Corp., Class A	19,800	473,220
National Bankshares, Inc.	3,100	98,890
NBT Bancorp, Inc.	24,195	783,676
Nicolet Bankshares, Inc.*	4,300	234,694
Northeast Bank	1,600	18,656
Northrim BanCorp, Inc.	2,200	59,400
Norwood Financial Corp.	800	21,360
Oak Valley Bancorp	200	3,148
OFG Bancorp	30,800	344,344
Ohio Valley Banc Corp.	800	23,984
Old National Bancorp	80,280	1,058,893
Old Second Bancorp, Inc.	9,200	63,572
Opus Bank	7,800	135,174
Origin Bancorp, Inc.	14,200	287,550
Orrstown Financial Services, Inc.	2,100	28,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Mercantile Bancorp*	1,900	$8,949
Pacific Premier Bancorp, Inc.	26,500	499,260
Park National Corp.	6,450	500,778
Parke Bancorp, Inc.	3,031	40,888
PCB Bancorp	2,600	25,428
Peapack Gladstone Financial Corp.	5,000	89,750
Penns Woods Bancorp, Inc.	2,510	60,993
Peoples Bancorp of North Carolina, Inc.	730	14,863
Peoples Bancorp, Inc.	5,000	110,750
Peoples Financial Services Corp.	1,400	55,636
People’s Utah Bancorp	3,800	73,606
Preferred Bank	6,200	209,684
Premier Financial Bancorp, Inc.	3,900	48,360
Professional Holding Corp., Class A*	800	12,760
QCR Holdings, Inc.	6,900	186,783
RBB Bancorp	4,900	67,228
Red River Bancshares, Inc.	800	29,776
Reliant Bancorp, Inc.	900	10,143
Renasant Corp.	26,500	578,760
Republic Bancorp, Inc., Class A	3,600	118,908
Republic First Bancorp, Inc.*	12,000	26,280
Richmond Mutual Bancorporation, Inc.*	700	7,140
S&T Bancorp, Inc.	21,059	575,332
Sandy Spring Bancorp, Inc.	16,541	374,488
SB One Bancorp	1,900	32,300
Seacoast Banking Corp. of Florida*	27,000	494,370
Select Bancorp, Inc.*	2,700	20,601
ServisFirst Bancshares, Inc.	24,400	715,408
Shore Bancshares, Inc.	2,300	24,955
Sierra Bancorp	4,300	75,594
Silvergate Capital Corp., Class A*	2,000	19,080
Simmons First National Corp., Class A	48,718	896,411
SmartFinancial, Inc.	2,900	44,109
South Plains Financial, Inc.	2,200	34,078
South State Corp.	16,754	983,962
Southern First Bancshares, Inc.*	2,500	70,925
Southern National Bancorp of Virginia, Inc.	6,000	59,040
Southside Bancshares, Inc.	14,736	447,827
Spirit of Texas Bancshares, Inc.*	3,500	36,190
Stock Yards Bancorp, Inc.	12,150	351,500
Summit Financial Group, Inc.	2,500	53,025
SVB Financial Group*	21,756	3,286,896
Tompkins Financial Corp.	7,351	527,802
Towne Bank	29,009	524,773
TriCo Bancshares	10,782	321,519
TriState Capital Holdings, Inc.*	11,900	115,073
Triumph Bancorp, Inc.*	15,600	405,600
Trustmark Corp.	34,720	808,976
UMB Financial Corp.	23,460	1,088,075
Union Bankshares, Inc.	200	4,500
United Bankshares, Inc.	50,932	1,175,511
United Community Banks, Inc.	36,600	670,146
United Security Bancshares	2,700	17,280
Unity Bancorp, Inc.	700	8,190
Univest Financial Corp.	12,938	211,148
Valley National Bancorp	183,177	1,339,024
Veritex Holdings, Inc.	24,420	341,147
Washington Trust Bancorp, Inc.	10,800	394,848
WesBanco, Inc.	26,475	627,458
West Bancorporation, Inc.	6,500	106,275
Westamerica Bancorp	13,500	793,530

		64,122,479

Capital Markets (2.5%)
Ares Management Corp.	345,021	10,671,499
Artisan Partners Asset Management, Inc., Class A	21,600	464,184
Assetmark Financial Holdings, Inc.*	4,900	99,911
Associated Capital Group, Inc., Class A	3,530	108,018
B. Riley Financial, Inc.	6,400	117,888
Blucora, Inc.*	20,300	244,615
Brightsphere Investment Group, Inc.	40,100	256,239
Cohen & Steers, Inc.	11,366	516,585
Cowen, Inc., Class A	14,500	140,070
Diamond Hill Investment Group, Inc.	1,100	99,264
Donnelley Financial Solutions, Inc.*	10,300	54,281
Federated Hermes, Inc., Class B	45,700	870,585
Focus Financial Partners, Inc., Class A*	12,127	279,042
GAIN Capital Holdings, Inc.(x)	33,600	187,488
GAMCO Investors, Inc., Class A	5,730	62,973
Greenhill & Co., Inc.	10,300	101,352
Hamilton Lane, Inc., Class A	10,100	558,631
Houlihan Lokey, Inc.	19,300	1,005,916
INTL. FCStone, Inc.*	5,900	213,934
Moelis & Co., Class A	25,500	716,550
Oppenheimer Holdings, Inc., Class A	5,100	100,776
Piper Sandler Cos	8,000	404,560
PJT Partners, Inc., Class A	140,776	6,108,271
Pzena Investment Management, Inc., Class A	9,600	42,816
Safeguard Scientifics, Inc.	6,530	36,241
Sculptor Capital Management, Inc.	7,500	101,550
Siebert Financial Corp.(x)*	1,900	13,718
Silvercrest Asset Management Group, Inc., Class A	800	7,568
Stifel Financial Corp.	133,053	5,492,428
Tradeweb Markets, Inc., Class A	184,872	7,772,019
Value Line, Inc.	200	6,470
Virtus Investment Partners, Inc.	2,895	220,338
Waddell & Reed Financial, Inc., Class A	41,500	472,270
Westwood Holdings Group, Inc.	3,700	67,747
WisdomTree Investments, Inc.	51,400	119,762

		37,735,559

Consumer Finance (0.3%)
Curo Group Holdings Corp.(x)	14,500	76,850
Elevate Credit, Inc.*	10,500	10,920
Encore Capital Group, Inc.*	17,050	398,629
Enova International, Inc.*	10,300	149,247
EZCORP, Inc., Class A*	29,600	123,432
FirstCash, Inc.	18,604	1,334,651
Green Dot Corp., Class A*	25,200	639,828
LendingClub Corp.*	34,340	269,569
Medallion Financial Corp.*	4,300	7,998
Nelnet, Inc., Class A	10,450	474,535
Oportun Financial Corp.*	2,400	25,320
PRA Group, Inc.*	26,460	733,471
Regional Management Corp.*	4,200	57,372
World Acceptance Corp.*	2,120	115,773

		4,417,595

Diversified Financial Services (0.1%)
Alerus Financial Corp.	800	13,216
Banco Latinoamericano de Comercio Exterior SA, Class E	12,420	128,050
Cannae Holdings, Inc.*	34,900	1,168,801
FGL Holdings	66,900	655,620
GWG Holdings, Inc.(x)*	1,800	18,288
Marlin Business Services Corp.	8,900	99,413
On Deck Capital, Inc.*	28,700	44,198

		2,127,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.2%)
Ambac Financial Group, Inc.*	32,500	$401,050
American Equity Investment Life Holding Co.	47,380	890,744
AMERISAFE, Inc.	8,790	566,691
Argo Group International Holdings Ltd.	16,910	626,685
Benefytt Technologies, Inc., Class A(x)*	9,700	217,183
BRP Group, Inc., Class A*	5,900	62,245
Citizens, Inc.(x)*	20,900	136,268
CNO Financial Group, Inc.	69,400	859,866
Crawford & Co., Class A	4,100	29,520
Donegal Group, Inc., Class A	7,700	117,040
eHealth, Inc.*	74,108	10,435,889
Employers Holdings, Inc.	18,300	741,333
Enstar Group Ltd.*	5,950	946,347
FBL Financial Group, Inc., Class A	4,400	205,348
FedNat Holding Co.	6,000	68,880
Genworth Financial, Inc., Class A*	262,800	872,496
Global Indemnity Ltd.	5,750	146,625
Goosehead Insurance, Inc., Class A*	125,420	5,597,495
Greenlight Capital Re Ltd., Class A(x)*	15,416	91,725
Hallmark Financial Services, Inc.*	15,400	62,216
HCI Group, Inc.	2,800	112,700
Heritage Insurance Holdings, Inc.	11,900	127,449
Horace Mann Educators Corp.	18,310	669,963
Independence Holding Co.	1,000	25,560
Investors Title Co.	500	64,000
James River Group Holdings Ltd.	14,500	525,480
Kinsale Capital Group, Inc.	8,900	930,317
MBIA, Inc.*	41,300	294,882
National General Holdings Corp.	29,100	481,605
National Western Life Group, Inc., Class A	930	159,960
NI Holdings, Inc.*	3,500	47,460
Palomar Holdings, Inc.*	8,300	482,728
ProAssurance Corp.	25,000	625,000
ProSight Global, Inc.*	1,800	17,550
Protective Insurance Corp., Class B	5,187	71,321
RLI Corp.	18,300	1,609,119
Safety Insurance Group, Inc.	8,350	704,990
Selective Insurance Group, Inc.	26,540	1,319,038
State Auto Financial Corp.	4,400	122,276
Stewart Information Services Corp.	12,600	336,042
Third Point Reinsurance Ltd.*	36,100	267,501
Tiptree, Inc.	3,400	17,748
Trupanion, Inc.(x)*	19,500	507,585
United Fire Group, Inc.	10,000	326,100
United Insurance Holdings Corp.	9,600	88,704
Universal Insurance Holdings, Inc.	19,000	340,480
Watford Holdings Ltd.*	5,200	76,180

		33,427,384

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	25,000	68,500
Anworth Mortgage Asset Corp. (REIT)	55,400	62,602
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	523,466
Ares Commercial Real Estate Corp. (REIT)(x)	12,400	86,676
Arlington Asset Investment Corp. (REIT), Class A	25,100	54,969
ARMOUR Residential REIT, Inc. (REIT)	35,716	314,658
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	58,600	1,091,132
Capstead Mortgage Corp. (REIT)	34,610	145,362
Cherry Hill Mortgage Investment Corp. (REIT)	8,600	53,320
Colony Credit Real Estate, Inc. (REIT)	39,600	156,024
Dynex Capital, Inc. (REIT)	11,433	119,361
Ellington Financial, Inc. (REIT)	27,200	155,312
Exantas Capital Corp. (REIT)	17,187	47,436
Granite Point Mortgage Trust, Inc. (REIT)	24,700	125,229
Great Ajax Corp. (REIT)	8,654	55,039
Invesco Mortgage Capital, Inc. (REIT)	73,855	251,846
KKR Real Estate Finance Trust, Inc. (REIT)	10,400	156,104
Ladder Capital Corp. (REIT)	54,887	260,164
New York Mortgage Trust, Inc. (REIT)	170,600	264,430
Orchid Island Capital, Inc. (REIT)(x)	47,000	138,650
PennyMac Mortgage Investment Trust (REIT)	40,763	432,903
Ready Capital Corp. (REIT)	13,800	99,636
Redwood Trust, Inc. (REIT)	56,700	286,902
TPG RE Finance Trust, Inc. (REIT)	30,500	167,445
Western Asset Mortgage Capital Corp. (REIT)	28,800	65,952

		5,183,118

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	27,000	489,510
Bridgewater Bancshares, Inc.*	4,800	46,800
Capitol Federal Financial, Inc.	60,600	703,566
Columbia Financial, Inc.*	23,400	336,960
ESSA Bancorp, Inc.	2,400	32,760
Essent Group Ltd.	45,300	1,193,202
Federal Agricultural Mortgage Corp., Class C	4,300	239,209
First Defiance Financial Corp.	16,794	247,544
Flagstar Bancorp, Inc.	18,900	374,787
FS Bancorp, Inc.	1,300	46,800
Greene County Bancorp, Inc.	300	7,008
Hingham Institution for Savings	500	72,495
Home Bancorp, Inc.	2,300	56,166
HomeStreet, Inc.	12,700	282,321
Kearny Financial Corp.	53,184	456,851
Luther Burbank Corp.	10,100	92,617
Merchants Bancorp	5,700	86,526
Meridian Bancorp, Inc.	30,100	337,722
Meta Financial Group, Inc.	17,100	371,412
MMA Capital Holdings, Inc.*	900	22,257
Mr Cooper Group, Inc.*	35,361	259,196
NMI Holdings, Inc., Class A*	29,400	341,334
Northfield Bancorp, Inc.	24,658	275,923
Northwest Bancshares, Inc.	51,790	599,210
OceanFirst Financial Corp.	24,343	387,297
Ocwen Financial Corp.*	41,900	20,950
OP Bancorp	1,300	9,698
PCSB Financial Corp.	4,200	58,758
PDL Community Bancorp*	1,400	14,378
PennyMac Financial Services, Inc.	11,800	260,898
Pioneer Bancorp, Inc.*	800	8,304
Provident Bancorp, Inc.*	3,108	26,791
Provident Financial Holdings, Inc.	1,000	15,230
Provident Financial Services, Inc.	31,600	406,376
Prudential Bancorp, Inc.	2,100	31,080
Radian Group, Inc.	98,666	1,277,725
Riverview Bancorp, Inc.	4,900	24,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Missouri Bancorp, Inc.	2,600	$63,102
Sterling Bancorp, Inc.	7,500	32,250
Territorial Bancorp, Inc.	4,800	117,840
Timberland Bancorp, Inc.	1,900	34,751
TrustCo Bank Corp.	66,200	358,142
Velocity Financial, Inc.*	2,100	15,813
Walker & Dunlop, Inc.	14,500	583,915
Washington Federal, Inc.	34,900	906,004
Waterstone Financial, Inc.	7,800	113,412
Western New England Bancorp, Inc.	7,300	49,348
WSFS Financial Corp.	23,171	577,421

		12,366,208

Total Financials		159,379,929

Health Care (22.2%)
Biotechnology (8.7%)
89bio, Inc.(x)*	1,600	40,400
Abeona Therapeutics, Inc.*	35,400	74,340
ACADIA Pharmaceuticals, Inc.*	52,200	2,205,450
Acceleron Pharma, Inc.*	20,300	1,824,361
Acorda Therapeutics, Inc.(x)*	9,700	9,046
Adamas Pharmaceuticals, Inc.(x)*	13,100	37,859
ADMA Biologics, Inc.(x)*	50,700	146,016
Aduro Biotech, Inc.*	46,000	126,040
Adverum Biotechnologies, Inc.*	28,500	278,445
Aeglea BioTherapeutics, Inc.*	2,500	11,650
Affimed NV*	20,800	32,864
Agenus, Inc.(x)*	71,700	175,665
AgeX Therapeutics, Inc.(x)*	3,420	3,181
Aimmune Therapeutics, Inc.(x)*	27,200	392,224
Akcea Therapeutics, Inc.(x)*	8,700	124,410
Akebia Therapeutics, Inc.*	45,323	343,548
Akero Therapeutics, Inc.*	6,100	129,320
Albireo Pharma, Inc.*	4,900	80,213
Aldeyra Therapeutics, Inc.(x)*	4,100	10,127
Alector, Inc.*	13,800	332,994
Allakos, Inc.(x)*	8,200	364,818
Allogene Therapeutics, Inc.(x)*	184,521	3,587,088
AMAG Pharmaceuticals, Inc.(x)*	18,853	116,512
Amicus Therapeutics, Inc.*	118,000	1,090,320
AnaptysBio, Inc.*	11,400	161,082
Anavex Life Sciences Corp.(x)*	28,900	91,035
Anika Therapeutics, Inc.*	6,600	190,806
Apellis Pharmaceuticals, Inc.*	28,500	763,515
Applied Therapeutics, Inc.(x)*	3,600	117,684
Aprea Therapeutics, Inc.*	3,400	118,184
Arcus Biosciences, Inc.*	14,700	204,036
Arcutis Biotherapeutics, Inc.*	4,900	146,020
Ardelyx, Inc.*	19,600	111,426
Arena Pharmaceuticals, Inc.*	117,590	4,938,780
Arrowhead Pharmaceuticals, Inc.*	47,300	1,360,821
Ascendis Pharma A/S (ADR)*	46,402	5,225,329
Assembly Biosciences, Inc.*	11,200	166,096
Atara Biotherapeutics, Inc.*	19,200	163,392
Athenex, Inc.*	27,500	212,850
Athersys, Inc.(x)*	64,600	193,800
Atreca, Inc., Class A*	8,700	143,985
Avid Bioservices, Inc.*	24,000	122,640
Avrobio, Inc.*	11,100	172,716
Axcella Health, Inc.*	600	2,052
Beam Therapeutics, Inc.*	7,400	133,200
BeiGene Ltd. (ADR)*	26,753	3,293,562
Beyondspring, Inc.(x)*	4,600	58,926
BioCryst Pharmaceuticals, Inc.(x)*	137,000	274,000
Biohaven Pharmaceutical Holding Co. Ltd.*	142,875	4,862,036
BioSpecifics Technologies Corp.*	2,300	130,111
Bioxcel Therapeutics, Inc.(x)*	9,700	216,795
Black Diamond Therapeutics, Inc.*	6,100	152,195
Blueprint Medicines Corp.*	105,907	6,193,441
Bridgebio Pharma, Inc.(x)*	34,291	994,439
Cabaletta Bio, Inc.*	1,400	10,220
Calithera Biosciences, Inc.*	21,100	93,684
Calyxt, Inc.(x)*	9,000	29,970
CareDx, Inc.*	23,500	513,005
CASI Pharmaceuticals, Inc.(x)*	23,600	48,144
Castle Biosciences, Inc.*	4,000	119,240
Catalyst Pharmaceuticals, Inc.*	57,600	221,760
Celcuity, Inc.*	500	3,250
Cellular Biomedicine Group, Inc.(x)*	3,400	53,788
CEL-SCI Corp.(x)*	17,800	205,412
Centogene NV*	1,100	22,000
Checkpoint Therapeutics, Inc.(x)*	1,200	1,812
ChemoCentryx, Inc.*	22,200	891,996
Chimerix, Inc.*	28,600	41,184
Clovis Oncology, Inc.(x)*	28,400	180,624
Coherus Biosciences, Inc.*	298,820	4,846,860
Concert Pharmaceuticals, Inc.*	12,800	113,152
Constellation Pharmaceuticals, Inc.*	7,200	226,296
Corbus Pharmaceuticals Holdings, Inc.(x)*	27,400	143,576
Cortexyme, Inc.(x)*	5,200	237,172
Crinetics Pharmaceuticals, Inc.(x)*	5,000	73,500
Cue Biopharma, Inc.*	6,600	93,654
Cyclerion Therapeutics, Inc.(x)*	9,980	26,447
Cytokinetics, Inc.*	24,000	282,960
CytomX Therapeutics, Inc.*	21,200	162,604
Deciphera Pharmaceuticals, Inc.*	117,397	4,833,235
Denali Therapeutics, Inc.*	21,500	376,465
Dicerna Pharmaceuticals, Inc.*	21,500	394,955
Dynavax Technologies Corp.(x)*	44,860	158,356
Eagle Pharmaceuticals, Inc.*	5,200	239,200
Editas Medicine, Inc.*	21,500	426,345
Eidos Therapeutics, Inc.(x)*	6,100	298,839
Eiger BioPharmaceuticals, Inc.*	11,900	80,920
Emergent BioSolutions, Inc.*	20,900	1,209,274
Enanta Pharmaceuticals, Inc.*	7,900	406,297
Enochian Biosciences, Inc.(x)*	1,000	3,000
Epizyme, Inc.*	36,000	558,360
Esperion Therapeutics, Inc.(x)*	10,000	315,300
Evelo Biosciences, Inc.(x)*	1,800	6,759
Fate Therapeutics, Inc.*	27,800	617,438
FibroGen, Inc.*	35,200	1,223,200
Five Prime Therapeutics, Inc.*	21,500	48,805
Flexion Therapeutics, Inc.(x)*	17,900	140,873
Forty Seven, Inc.*	11,400	1,087,788
Frequency Therapeutics, Inc.(x)*	3,100	55,211
G1 Therapeutics, Inc.*	15,700	173,014
Galectin Therapeutics, Inc.(x)*	5,700	11,172
Galera Therapeutics, Inc.*	600	5,700
Geron Corp.(x)*	99,900	118,881
Global Blood Therapeutics, Inc.*	26,900	1,374,321
GlycoMimetics, Inc.*	17,200	39,216
Gossamer Bio, Inc.*	181,104	1,838,206
Gritstone Oncology, Inc.(x)*	9,200	53,544
Halozyme Therapeutics, Inc.*	60,700	1,091,993
Harpoon Therapeutics, Inc.(x)*	2,900	33,582
Heron Therapeutics, Inc.*	35,800	420,292
Homology Medicines, Inc.*	11,500	178,710
Hookipa Pharma, Inc.*	2,200	18,150
IGM Biosciences, Inc.*	3,500	196,525
ImmunoGen, Inc.*	106,300	362,483
Immunomedics, Inc.*	89,900	1,211,852
Inovio Pharmaceuticals, Inc.(x)*	42,100	313,224
Insmed, Inc.*	40,600	650,818
Intellia Therapeutics, Inc.(x)*	15,700	192,011
Intercept Pharmaceuticals, Inc.(x)*	11,700	736,632
Invitae Corp.(x)*	40,200	549,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Iovance Biotherapeutics, Inc.*	55,300	$1,655,406
Ironwood Pharmaceuticals, Inc.*	72,800	734,552
Jounce Therapeutics, Inc.*	23,100	109,725
Kadmon Holdings, Inc.*	55,100	230,869
KalVista Pharmaceuticals, Inc.*	5,500	42,075
Karuna Therapeutics, Inc.(x)*	4,700	338,400
Karyopharm Therapeutics, Inc.(x)*	27,300	524,433
Kezar Life Sciences, Inc.*	9,000	39,240
Kindred Biosciences, Inc.*	11,600	46,400
Kiniksa Pharmaceuticals Ltd., Class A(x)*	9,900	153,252
Kodiak Sciences, Inc.(x)*	13,200	629,640
Krystal Biotech, Inc.*	3,000	129,720
Kura Oncology, Inc.*	14,100	140,295
La Jolla Pharmaceutical Co.(x)*	26,900	112,980
Lexicon Pharmaceuticals, Inc.(x)*	50,442	98,362
Ligand Pharmaceuticals, Inc.(x)*	9,450	687,204
Lineage Cell Therapeutics, Inc.(x)*	50,000	41,405
LogicBio Therapeutics, Inc.(x)*	1,300	6,422
MacroGenics, Inc.*	24,700	143,754
Madrigal Pharmaceuticals, Inc.(x)*	36,780	2,455,433
Magenta Therapeutics, Inc.(x)*	10,300	64,684
MannKind Corp.(x)*	134,600	138,638
Marker Therapeutics, Inc.(x)*	16,800	31,920
MediciNova, Inc.(x)*	11,600	43,152
MEI Pharma, Inc.*	22,800	36,708
MeiraGTx Holdings plc*	9,700	130,368
Mersana Therapeutics, Inc.*	15,800	92,114
Millendo Therapeutics, Inc.*	2,600	13,728
Minerva Neurosciences, Inc.*	34,200	205,884
Mirati Therapeutics, Inc.*	13,400	1,030,058
Mirum Pharmaceuticals, Inc.(x)*	1,900	26,600
Molecular Templates, Inc.*	9,200	122,268
Momenta Pharmaceuticals, Inc.*	51,200	1,392,640
Morphic Holding, Inc.(x)*	4,400	64,592
Mustang Bio, Inc.*	5,600	15,008
Myriad Genetics, Inc.*	38,100	545,211
Natera, Inc.*	26,000	776,360
Neon Therapeutics, Inc.*	1,200	3,168
Neurocrine Biosciences, Inc.*	117,150	10,139,333
NextCure, Inc.(x)*	114,364	4,239,473
Novavax, Inc.(x)*	21,800	296,044
Oncocyte Corp.*	5,500	13,475
OPKO Health, Inc.(x)*	151,600	203,144
Organogenesis Holdings, Inc.*	6,800	21,964
Oyster Point Pharma, Inc.*	2,000	70,000
Palatin Technologies, Inc.(x)*	74,100	31,389
PDL BioPharma, Inc.*	82,900	233,778
Pfenex, Inc.*	6,900	60,858
PhaseBio Pharmaceuticals, Inc.(x)*	7,200	23,832
Pieris Pharmaceuticals, Inc.*	18,700	42,636
PolarityTE, Inc.(x)*	15,000	16,200
Portola Pharmaceuticals, Inc.(x)*	30,700	218,891
Precigen, Inc.(x)*	45,600	155,040
Precision BioSciences, Inc.(x)*	15,800	95,274
Prevail Therapeutics, Inc.*	6,500	79,235
Principia Biopharma, Inc.*	8,400	498,792
Progenics Pharmaceuticals, Inc.*	43,900	166,820
Protagonist Therapeutics, Inc.*	6,600	46,596
Prothena Corp. plc*	16,600	177,620
PTC Therapeutics, Inc.*	153,410	6,843,620
Puma Biotechnology, Inc.*	25,700	216,908
Ra Pharmaceuticals, Inc.*	14,500	696,145
Radius Health, Inc.*	27,800	361,400
RAPT Therapeutics, Inc.*	2,200	46,794
REGENXBIO, Inc.*	18,700	605,506
Replimune Group, Inc.*	7,300	72,781
Retrophin, Inc.*	16,000	233,440
REVOLUTION Medicines, Inc.*	4,500	98,595
Rhythm Pharmaceuticals, Inc.*	8,700	132,414
Rigel Pharmaceuticals, Inc.*	80,400	125,424
Rocket Pharmaceuticals, Inc.*	15,900	221,805
Rubius Therapeutics, Inc.(x)*	26,600	118,370
Sangamo Therapeutics, Inc.*	47,800	304,486
Sarepta Therapeutics, Inc.*	78,060	7,635,829
Savara, Inc.(x)*	21,700	46,004
Scholar Rock Holding Corp.*	8,000	96,880
Seres Therapeutics, Inc.*	28,000	99,960
Solid Biosciences, Inc.*	19,900	47,561
Sorrento Therapeutics, Inc.(x)*	70,500	129,720
Spectrum Pharmaceuticals, Inc.*	56,000	130,480
Spero Therapeutics, Inc.*	2,006	16,208
SpringWorks Therapeutics, Inc.*	4,000	108,000
Stemline Therapeutics, Inc.*	27,800	134,552
Stoke Therapeutics, Inc.*	5,800	132,820
Sutro Biopharma, Inc.*	1,700	17,340
Syndax Pharmaceuticals, Inc.*	9,400	103,118
Synlogic, Inc.*	4,600	7,912
Syros Pharmaceuticals, Inc.(x)*	18,500	109,705
TCR2 Therapeutics, Inc.(x)*	3,300	25,542
TG Therapeutics, Inc.*	33,200	326,688
Tocagen, Inc.(x)*	3,900	4,758
Translate Bio, Inc.(x)*	10,300	102,691
Turning Point Therapeutics, Inc.*	12,884	575,399
Twist Bioscience Corp.*	9,900	302,742
Tyme Technologies, Inc.(x)*	10,200	11,220
Ultragenyx Pharmaceutical, Inc.*	132,532	5,888,397
UNITY Biotechnology, Inc.(x)*	17,400	100,920
UroGen Pharma Ltd.(x)*	8,700	155,208
Vanda Pharmaceuticals, Inc.*	21,603	223,807
VBI Vaccines, Inc.(x)*	106,400	101,080
Veracyte, Inc.*	21,600	525,096
Vericel Corp.*	28,200	258,594
Viela Bio, Inc.*	3,700	140,600
Viking Therapeutics, Inc.(x)*	30,200	141,336
Vir Biotechnology, Inc.(x)*	3,500	119,945
Voyager Therapeutics, Inc.*	14,400	131,760
X4 Pharmaceuticals, Inc.*	2,300	23,000
XBiotech, Inc.*	14,500	153,990
Xencor, Inc.*	21,800	651,384
Y-mAbs Therapeutics, Inc.*	10,800	281,880
ZIOPHARM Oncology, Inc.(x)*	73,065	179,009

		132,346,520

Health Care Equipment & Supplies (4.8%)
Accuray, Inc.*	62,267	118,307
Alphatec Holdings, Inc.*	23,900	82,455
AngioDynamics, Inc.*	27,300	284,739
Antares Pharma, Inc.*	52,800	124,608
Apyx Medical Corp.*	2,900	10,411
AtriCure, Inc.*	20,900	702,031
Atrion Corp.	700	455,000
Avanos Medical, Inc.*	25,500	686,715
Axogen, Inc.*	15,000	156,000
Axonics Modulation Technologies, Inc.(x)*	6,200	157,542
BioLife Solutions, Inc.*	8,600	81,700
BioSig Technologies, Inc.(x)*	6,800	28,492
Cardiovascular Systems, Inc.*	15,100	531,671
Cerus Corp.*	72,400	336,660
Conformis, Inc.(x)*	15,600	9,828
CONMED Corp.	12,800	733,056
CryoLife, Inc.*	16,300	275,796
CryoPort, Inc.(x)*	11,500	196,305
Cutera, Inc.*	8,800	114,928
CytoSorbents Corp.(x)*	20,100	155,373
ElectroCore, Inc.(x)*	3,900	3,705
GenMark Diagnostics, Inc.*	25,600	105,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Glaukos Corp.(x)*	16,576	$511,535
Globus Medical, Inc., Class A*	34,300	1,458,779
Haemonetics Corp.*	24,600	2,451,636
Heska Corp.*	3,300	182,490
Inogen, Inc.*	8,600	444,276
Insulet Corp.*	89,465	14,822,561
Integer Holdings Corp.*	15,100	949,186
IntriCon Corp.(x)*	8,100	95,337
Invacare Corp.	24,600	182,778
iRadimed Corp.*	3,200	68,320
iRhythm Technologies, Inc.*	162,050	13,182,767
Lantheus Holdings, Inc.*	19,300	246,268
LeMaitre Vascular, Inc.	6,300	156,996
LivaNova plc*	23,600	1,067,900
Meridian Bioscience, Inc.*	24,400	204,960
Merit Medical Systems, Inc.*	27,375	855,469
Mesa Laboratories, Inc.	1,600	361,744
Misonix, Inc.*	3,400	32,028
Natus Medical, Inc.*	16,700	386,271
Neogen Corp.*	23,233	1,556,379
Neuronetics, Inc.*	2,300	4,347
Nevro Corp.*	13,900	1,389,722
Novocure Ltd.*	41,000	2,760,940
NuVasive, Inc.*	26,800	1,357,688
OraSure Technologies, Inc.*	32,300	347,548
Orthofix Medical, Inc.*	12,500	350,125
OrthoPediatrics Corp.*	4,600	182,344
Penumbra, Inc.*	76,839	12,396,436
Pulse Biosciences, Inc.(x)*	2,800	20,048
Quidel Corp.*	17,900	1,750,799
Rockwell Medical, Inc.(x)*	55,400	113,570
RTI Surgical Holdings, Inc.*	38,300	65,493
SeaSpine Holdings Corp.*	10,600	86,602
Senseonics Holdings, Inc.(x)*	92,800	58,789
Shockwave Medical, Inc.*	11,856	393,382
SI-BONE, Inc.*	11,700	139,815
Sientra, Inc.*	46,700	92,933
Silk Road Medical, Inc.*	5,200	163,696
Soliton, Inc.(x)*	15,800	127,980
STAAR Surgical Co.*	19,600	632,296
Surmodics, Inc.*	6,100	203,252
Tactile Systems Technology, Inc.*	8,200	329,312
Tandem Diabetes Care, Inc.*	25,800	1,660,230
TransEnterix, Inc.(x)*	7,338	2,582
TransMedics Group, Inc.*	9,000	108,720
Utah Medical Products, Inc.	1,500	141,075
Vapotherm, Inc.*	7,200	135,576
Varex Imaging Corp.*	18,300	415,593
ViewRay, Inc.(x)*	50,500	126,250
Wright Medical Group NV*	58,845	1,685,909
Zynex, Inc.(x)*	13,700	151,659

		71,963,185

Health Care Providers & Services (3.3%)
1Life Healthcare, Inc.*	10,100	183,315
Addus HomeCare Corp.*	4,900	331,240
Amedisys, Inc.*	81,910	15,033,761
American Renal Associates Holdings, Inc.*	14,600	96,506
AMN Healthcare Services, Inc.*	21,000	1,214,010
Apollo Medical Holdings, Inc.(x)*	8,500	109,820
Avalon GloboCare Corp.(x)*	3,200	4,960
BioTelemetry, Inc.*	14,100	542,991
Brookdale Senior Living, Inc.*	88,100	274,872
Catasys, Inc.(x)*	7,100	108,133
Community Health Systems, Inc.*	79,600	265,864
CorVel Corp.*	6,900	376,119
Cross Country Healthcare, Inc.*	19,500	131,430
Ensign Group, Inc. (The)	23,400	880,074
Enzo Biochem, Inc.*	29,800	75,394
Exagen, Inc.(x)*	1,500	23,910
Genesis Healthcare, Inc.*	32,490	27,376
Guardant Health, Inc.*	177,787	12,373,975
Hanger, Inc.*	16,800	261,744
HealthEquity, Inc.*	191,880	9,707,209
Joint Corp. (The)*	5,700	61,845
LHC Group, Inc.*	14,973	2,099,215
Magellan Health, Inc.*	11,900	572,509
National HealthCare Corp.	6,100	437,553
National Research Corp.	5,600	254,688
Option Care Health, Inc.*	14,150	134,001
Owens & Minor, Inc.	32,050	293,258
Patterson Cos., Inc.	38,700	591,723
Pennant Group, Inc. (The)*	11,700	165,672
PetIQ, Inc.*	8,700	202,101
Progyny, Inc.(x)*	7,100	150,449
Providence Service Corp. (The)*	4,900	268,912
R1 RCM, Inc.*	47,200	429,048
RadNet, Inc.*	18,500	194,435
Select Medical Holdings Corp.*	50,019	750,285
Surgery Partners, Inc.*	21,400	139,742
Tenet Healthcare Corp.*	47,700	686,880
Tivity Health, Inc.(x)*	27,832	175,063
Triple-S Management Corp., Class B*	8,513	120,033
US Physical Therapy, Inc.	6,200	427,800

		50,177,915

Health Care Technology (2.0%)
Allscripts Healthcare Solutions, Inc.*	88,300	621,632
Castlight Health, Inc., Class B(x)*	48,600	35,143
Computer Programs & Systems, Inc.	7,200	160,200
Evolent Health, Inc., Class A*	27,900	151,497
Health Catalyst, Inc.*	6,900	180,435
HealthStream, Inc.*	9,900	237,105
HMS Holdings Corp.*	39,200	990,584
Inovalon Holdings, Inc., Class A*	30,500	508,130
Inspire Medical Systems, Inc.*	6,700	403,876
Livongo Health, Inc.(x)*	23,557	672,081
NextGen Healthcare, Inc.*	27,800	290,232
Omnicell, Inc.*	20,900	1,370,622
OptimizeRx Corp.(x)*	2,800	25,368
Phreesia, Inc.*	12,300	258,669
Schrodinger, Inc.*	6,310	272,087
Simulations Plus, Inc.	4,600	160,632
Tabula Rasa HealthCare, Inc.(x)*	8,200	428,778
Teladoc Health, Inc.(x)*	147,506	22,864,905
Vocera Communications, Inc.(x)*	12,100	257,004

		29,888,980

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A*	168,660	10,510,891
Accelerate Diagnostics, Inc.(x)*	18,000	149,940
ChromaDex Corp.(x)*	11,700	38,142
Codexis, Inc.(x)*	24,000	267,840
Fluidigm Corp.*	38,100	96,774
ICON plc*	76,260	10,371,360
Luminex Corp.	19,100	525,823
Medpace Holdings, Inc.*	12,800	939,264
NanoString Technologies, Inc.*	15,300	367,965
NeoGenomics, Inc.*	44,300	1,223,123
Pacific Biosciences of California, Inc.*	55,400	169,524
Personalis, Inc.*	10,900	87,963
Quanterix Corp.(x)*	7,300	134,101
Repligen Corp.*	94,860	9,157,785
Syneos Health, Inc.*	29,900	1,178,658

		35,219,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.(x)*	23,800	$28,084
Acer Therapeutics, Inc.(x)*	4,700	9,353
Aclaris Therapeutics, Inc.(x)*	16,700	17,368
Aerie Pharmaceuticals, Inc.(x)*	17,700	238,950
Akorn, Inc.*	44,000	24,693
Amneal Pharmaceuticals, Inc.*	64,100	223,068
Amphastar Pharmaceuticals, Inc.*	18,600	276,024
ANI Pharmaceuticals, Inc.*	6,100	248,514
Arvinas, Inc.*	9,700	390,910
Assertio Therapeutics, Inc.*	30,400	19,760
Axsome Therapeutics, Inc.*	12,500	735,375
Baudax Bio, Inc.(x)*	2,560	6,349
BioDelivery Sciences International, Inc.*	36,300	137,577
Cara Therapeutics, Inc.(x)*	12,500	165,125
cbdMD, Inc.(x)*	2,200	2,046
Cerecor, Inc.*	2,900	7,192
Chiasma, Inc.(x)*	7,100	25,915
Collegium Pharmaceutical, Inc.(x)*	15,400	251,482
Corcept Therapeutics, Inc.*	56,200	668,218
CorMedix, Inc.(x)*	7,600	27,284
Cymabay Therapeutics, Inc.*	65,900	97,532
Eloxx Pharmaceuticals, Inc.*	7,200	14,112
Endo International plc*	105,600	390,720
Evofem Biosciences, Inc.(x)*	3,600	19,152
Evolus, Inc.(x)*	27,600	114,540
EyePoint Pharmaceuticals, Inc.(x)*	12,400	12,648
Fulcrum Therapeutics, Inc.*	3,000	35,820
Innoviva, Inc.*	33,200	390,432
Intersect ENT, Inc.*	11,600	137,460
Intra-Cellular Therapies, Inc.*	20,000	307,400
Kala Pharmaceuticals, Inc.(x)*	27,200	239,088
Kaleido Biosciences, Inc.(x)*	3,100	19,065
Lannett Co., Inc.(x)*	15,000	104,250
Liquidia Technologies, Inc.*	1,600	7,536
Mallinckrodt plc(x)*	88,400	175,032
Marinus Pharmaceuticals, Inc.(x)*	44,700	90,741
Menlo Therapeutics, Inc.*	3,800	10,184
MyoKardia, Inc.*	20,600	965,728
NGM Biopharmaceuticals, Inc.(x)*	9,500	117,135
Ocular Therapeutix, Inc.*	31,000	153,450
Odonate Therapeutics, Inc.*	5,300	146,333
Omeros Corp.(x)*	25,900	346,283
Optinose, Inc.(x)*	15,200	68,248
Osmotica Pharmaceuticals plc(x)*	5,300	16,854
Pacira BioSciences, Inc.*	21,300	714,189
Paratek Pharmaceuticals, Inc.(x)*	32,900	103,635
Phathom Pharmaceuticals, Inc.*	2,700	69,714
Phibro Animal Health Corp., Class A	6,000	145,020
Prestige Consumer Healthcare, Inc.*	22,700	832,636
Reata Pharmaceuticals, Inc., Class A*	10,300	1,486,702
Recro Pharma, Inc.*	18,000	147,060
resTORbio, Inc.(x)*	6,500	6,695
Revance Therapeutics, Inc.*	211,126	3,124,665
Satsuma Pharmaceuticals, Inc.*	1,000	21,520
SIGA Technologies, Inc.(x)*	22,700	108,506
Strongbridge Biopharma plc*	5,500	10,395
Supernus Pharmaceuticals, Inc.*	24,500	440,755
TherapeuticsMD, Inc.(x)*	124,400	131,864
Theravance Biopharma, Inc.(x)*	26,200	605,482
Tricida, Inc.*	14,200	312,400
Verrica Pharmaceuticals, Inc.(x)*	4,900	53,557
WaVe Life Sciences Ltd.(x)*	16,200	151,794
Xeris Pharmaceuticals, Inc.*	4,500	8,775
Zogenix, Inc.*	19,800	489,654
Zynerba Pharmaceuticals, Inc.(x)*	25,400	97,282

		16,545,330

Total Health Care		336,141,083

Industrials (16.6%)
Aerospace & Defense (1.5%)
AAR Corp.	17,100	303,696
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,484,965
AeroVironment, Inc.*	10,000	609,600
Astronics Corp.*	12,000	110,160
Axon Enterprise, Inc.*	205,820	14,565,881
Cubic Corp.	14,800	611,388
Ducommun, Inc.*	3,400	84,490
Kratos Defense & Security Solutions, Inc.*	41,800	578,512
Maxar Technologies, Inc.(x)	23,600	252,048
Mercury Systems, Inc.*	26,800	1,911,912
Moog, Inc., Class A	15,100	763,003
National Presto Industries, Inc.	2,400	169,944
Park Aerospace Corp.	8,300	104,580
Parsons Corp.*	8,700	278,052
Triumph Group, Inc.	25,700	173,732
Vectrus, Inc.*	3,600	149,076

		22,151,039

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	506,356
Atlas Air Worldwide Holdings, Inc.*	10,000	256,700
Echo Global Logistics, Inc.*	12,300	210,084
Forward Air Corp.	16,700	845,855
Hub Group, Inc., Class A*	15,000	682,050
Radiant Logistics, Inc.*	5,600	21,672

		2,522,717

Airlines (0.1%)
Allegiant Travel Co.	6,490	530,882
Hawaiian Holdings, Inc.	25,400	265,176
Mesa Air Group, Inc.*	16,000	52,640
SkyWest, Inc.	23,800	623,322
Spirit Airlines, Inc.(x)*	32,400	417,636

		1,889,656

Building Products (2.1%)
AAON, Inc.	20,562	993,556
Advanced Drainage Systems, Inc.	18,400	541,696
American Woodmark Corp.*	7,200	328,104
Apogee Enterprises, Inc.	15,900	331,038
Armstrong Flooring, Inc.*	7,400	10,582
Armstrong World Industries, Inc.	136,631	10,851,234
Builders FirstSource, Inc.*	51,300	627,399
Caesarstone Ltd.	6,000	63,420
Cornerstone Building Brands, Inc.*	25,100	114,456
CSW Industrials, Inc.	6,700	434,495
Gibraltar Industries, Inc.*	17,700	759,684
Griffon Corp.	15,100	191,015
Insteel Industries, Inc.	3,600	47,700
JELD-WEN Holding, Inc.*	31,717	308,607
Masonite International Corp.*	14,400	683,280
Patrick Industries, Inc.	9,900	278,784
PGT Innovations, Inc.*	22,700	190,453
Quanex Building Products Corp.	15,200	153,216
Simpson Manufacturing Co., Inc.	21,200	1,313,976
Trex Co., Inc.*	160,480	12,860,867
Universal Forest Products, Inc.	27,000	1,004,130

		32,087,692

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	35,200	857,472
ACCO Brands Corp.	45,000	227,250
Advanced Disposal Services, Inc.*	33,000	1,082,400
Brady Corp., Class A	21,900	988,347
BrightView Holdings, Inc.*	11,700	129,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Brink’s Co. (The)	22,700	$1,181,535
Casella Waste Systems, Inc., Class A*	21,700	847,602
CECO Environmental Corp.*	6,400	29,888
Cimpress plc(x)*	11,200	595,840
CompX International, Inc.	200	3,040
Copart, Inc.*	121,672	8,336,965
Covanta Holding Corp.	57,000	487,350
Deluxe Corp.	24,800	643,064
Ennis, Inc.	11,500	215,970
Harsco Corp.*	41,400	288,558
Healthcare Services Group, Inc.	34,500	824,895
Heritage-Crystal Clean, Inc.*	2,300	37,352
Herman Miller, Inc.	31,000	688,200
HNI Corp.	22,100	556,699
Interface, Inc.	33,400	252,504
Kimball International, Inc., Class B	12,300	146,493
Knoll, Inc.	29,700	306,504
Matthews International Corp., Class A	17,344	419,551
McGrath RentCorp	10,300	539,514
Mobile Mini, Inc.	24,600	645,258
MSA Safety, Inc.	16,000	1,619,200
NL Industries, Inc.	1,600	4,768
PICO Holdings, Inc.*	3,100	24,118
Pitney Bowes, Inc.	63,100	128,724
Quad/Graphics, Inc.	12,200	30,744
RR Donnelley & Sons Co.	34,300	32,877
SP Plus Corp.*	10,700	222,025
Steelcase, Inc., Class A	44,100	435,267
Team, Inc.*	6,600	42,900
Tetra Tech, Inc.	26,000	1,836,120
UniFirst Corp.	7,300	1,102,957
US Ecology, Inc.	14,290	434,416
Viad Corp.	11,100	235,653
VSE Corp.	1,100	18,029

		26,499,451

Construction & Engineering (1.1%)
Aegion Corp.*	9,600	172,128
Ameresco, Inc., Class A*	10,200	173,706
Arcosa, Inc.	22,600	898,124
Argan, Inc.	6,700	231,619
Comfort Systems USA, Inc.	20,900	763,895
Concrete Pumping Holdings, Inc.*	4,300	12,298
Construction Partners, Inc., Class A*	7,200	121,608
Dycom Industries, Inc.*	15,000	384,750
EMCOR Group, Inc.	26,100	1,600,452
Granite Construction, Inc.	21,421	325,171
Great Lakes Dredge & Dock Corp.*	26,100	216,630
IES Holdings, Inc.*	2,400	42,360
Jacobs Engineering Group, Inc.	124,840	9,896,067
MasTec, Inc.*	27,500	900,075
MYR Group, Inc.*	2,200	57,618
Northwest Pipe Co.*	1,900	42,275
NV5 Global, Inc.*	4,700	194,063
Primoris Services Corp.	22,900	364,110
Sterling Construction Co., Inc.*	5,800	55,100
Tutor Perini Corp.*	23,000	154,560
WillScot Corp.*	24,000	243,120

		16,849,729

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	1,700	40,290
American Superconductor Corp.*	5,900	32,332
AMETEK, Inc.	131,375	9,461,627
Atkore International Group, Inc.*	28,300	596,281
AZZ, Inc.	13,300	373,996
Bloom Energy Corp., Class A(x)*	24,800	129,704
Encore Wire Corp.	12,200	512,278
Energous Corp.*	15,300	11,368
EnerSys	21,400	1,059,728
Generac Holdings, Inc.*	29,300	2,729,881
Plug Power, Inc.(x)*	137,500	486,750
Powell Industries, Inc.	1,800	46,206
Preformed Line Products Co.	500	24,915
Sunrun, Inc.*	51,300	518,130
Thermon Group Holdings, Inc.*	13,800	207,966
TPI Composites, Inc.*	13,200	195,096
Vicor Corp.*	11,500	512,210
Vivint Solar, Inc.(x)*	29,700	129,789

		17,068,547

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	87,130	10,915,646
Raven Industries, Inc.	17,600	373,648

		11,289,294

Machinery (3.9%)
Alamo Group, Inc.	5,100	452,778
Albany International Corp., Class A	13,000	615,290
Altra Industrial Motion Corp.	28,693	501,841
Astec Industries, Inc.	11,400	398,658
Barnes Group, Inc.	24,610	1,029,436
Blue Bird Corp.*	3,800	41,534
Briggs & Stratton Corp.(x)	27,900	50,499
Chart Industries, Inc.*	16,200	469,476
CIRCOR International, Inc.*	10,800	125,604
Columbus McKinnon Corp.	9,300	232,500
Commercial Vehicle Group, Inc.*	7,300	11,023
Douglas Dynamics, Inc.	9,400	333,794
Eastern Co. (The)	1,100	21,450
Energy Recovery, Inc.(x)*	12,600	93,744
Enerpac Tool Group Corp.	31,200	516,360
EnPro Industries, Inc.	9,700	383,926
ESCO Technologies, Inc.	13,600	1,032,376
Evoqua Water Technologies Corp.*	35,727	400,500
Federal Signal Corp.	27,900	761,112
Franklin Electric Co., Inc.	21,200	999,156
Gencor Industries, Inc.*	2,000	21,000
Gorman-Rupp Co. (The)	5,743	179,239
Graham Corp.	1,900	24,510
Greenbrier Cos., Inc. (The)	17,400	308,676
Helios Technologies, Inc.	12,000	455,040
Hillenbrand, Inc.	34,026	650,237
Hurco Cos., Inc.	1,100	32,010
Hyster-Yale Materials Handling, Inc.	3,600	144,324
IDEX Corp.	83,395	11,517,683
Ingersoll Rand, Inc.*	377,104	9,352,179
John Bean Technologies Corp.	15,100	1,121,477
Kadant, Inc.	5,700	425,505
Kennametal, Inc.	41,200	767,144
LB Foster Co., Class A*	2,000	24,720
Lindsay Corp.	5,100	467,058
Luxfer Holdings plc	11,000	155,540
Lydall, Inc.*	5,100	32,946
Manitowoc Co., Inc. (The)*	13,700	116,450
Mayville Engineering Co., Inc.*	1,000	6,130
Meritor, Inc.*	42,500	563,125
Miller Industries, Inc.	2,200	62,216
Mueller Industries, Inc.	31,800	761,292
Mueller Water Products, Inc., Class A	75,800	607,158
Navistar International Corp.*	26,600	438,634
NN, Inc.	9,800	16,954
Nordson Corp.	103,760	14,014,863
Omega Flex, Inc.	600	50,640
Park-Ohio Holdings Corp.	2,000	37,880
Proto Labs, Inc.*	12,300	936,399
RBC Bearings, Inc.*	12,500	1,409,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
REV Group, Inc.	6,300	$26,271
Rexnord Corp.	50,600	1,147,102
Spartan Motors, Inc.	9,300	120,063
SPX Corp.*	21,700	708,288
SPX FLOW, Inc.*	18,400	522,928
Standex International Corp.	6,600	323,532
Tennant Co.	9,200	533,140
Terex Corp.	29,400	422,184
Titan International, Inc.	15,000	23,250
TriMas Corp.*	21,100	487,410
Twin Disc, Inc.*	1,600	11,168
Wabash National Corp.	37,700	272,194
Watts Water Technologies, Inc., Class A	13,492	1,142,098
Welbilt, Inc.*	60,300	309,339

		59,220,928

Marine (0.1%)
Costamare, Inc.	21,600	97,632
Eagle Bulk Shipping, Inc.*	12,900	23,865
Genco Shipping & Trading Ltd.	6,800	43,656
Matson, Inc.	23,300	713,446
Safe Bulkers, Inc.*	7,800	9,282
Scorpio Bulkers, Inc.	15,100	38,203

		926,084

Professional Services (1.2%)
Acacia Research Corp.*	9,800	21,756
ASGN, Inc.*	23,100	815,892
Barrett Business Services, Inc.	3,800	150,632
BG Staffing, Inc.	2,400	17,952
CBIZ, Inc.*	25,100	525,092
CoStar Group, Inc.*	12,981	7,622,573
CRA International, Inc.	1,400	46,774
Exponent, Inc.	23,600	1,697,076
Forrester Research, Inc.*	2,500	73,075
Franklin Covey Co.*	3,200	49,728
FTI Consulting, Inc.*	17,000	2,036,090
GP Strategies Corp.*	2,200	14,322
Heidrick & Struggles International, Inc.	8,600	193,500
Huron Consulting Group, Inc.*	13,569	615,490
ICF International, Inc.	8,000	549,600
InnerWorkings, Inc.*	4,900	5,733
Insperity, Inc.	18,500	690,050
Kelly Services, Inc., Class A	12,500	158,625
Kforce, Inc.	10,900	278,713
Korn Ferry	26,600	646,912
Mistras Group, Inc.*	3,300	14,058
Resources Connection, Inc.	6,800	74,596
TriNet Group, Inc.*	22,600	851,116
TrueBlue, Inc.*	25,000	319,000
Upwork, Inc.*	26,400	170,280
Willdan Group, Inc.*	2,700	57,699

		17,696,334

Road & Rail (1.6%)
ArcBest Corp.	9,300	162,936
Avis Budget Group, Inc.(x)*	27,500	382,250
Covenant Transportation Group, Inc., Class A*	5,000	43,350
Daseke, Inc.*	13,500	18,900
Heartland Express, Inc.	23,400	434,538
Hertz Global Holdings, Inc.*	47,100	291,078
Kansas City Southern	81,570	10,374,073
Knight-Swift Transportation Holdings, Inc.	300,596	9,859,549
Marten Transport Ltd.	17,966	368,662
PAM Transportation Services, Inc.*	300	9,225
Roadrunner Transportation Systems, Inc.(x)*	1,000	2,550
Saia, Inc.*	11,900	875,126
Universal Logistics Holdings, Inc.	3,500	45,850
US Xpress Enterprises, Inc., Class A(x)*	9,800	32,732
Werner Enterprises, Inc.	22,400	812,224
YRC Worldwide, Inc.(x)*	38,200	64,176

		23,777,219

Trading Companies & Distributors (1.3%)
Applied Industrial Technologies, Inc.	19,000	868,680
Beacon Roofing Supply, Inc.*	31,200	516,048
BlueLinx Holdings, Inc.(x)*	5,300	26,235
BMC Stock Holdings, Inc.*	28,800	510,624
CAI International, Inc.*	3,200	45,248
DXP Enterprises, Inc.*	7,900	96,854
EVI Industries, Inc.(x)*	1,400	22,092
Foundation Building Materials, Inc.*	10,900	112,161
GATX Corp.	17,800	1,113,568
General Finance Corp.*	2,000	12,480
GMS, Inc.*	14,900	234,377
H&E Equipment Services, Inc.	10,700	157,076
Herc Holdings, Inc.*	11,800	241,428
Kaman Corp.	14,300	550,121
Lawson Products, Inc.*	800	21,376
MRC Global, Inc.*	40,300	171,678
NOW, Inc.*	55,900	288,444
Rush Enterprises, Inc., Class A	13,300	424,536
Rush Enterprises, Inc., Class B	1,000	30,510
SiteOne Landscape Supply, Inc.*	151,441	11,149,087
Systemax, Inc.	4,100	72,693
Textainer Group Holdings Ltd.*	24,200	198,924
Titan Machinery, Inc.*	5,900	51,271
Transcat, Inc.*	1,100	29,150
Triton International Ltd.	25,100	649,337
United Rentals, Inc.*	18,640	1,918,056
Veritiv Corp.*	5,000	39,300
Willis Lease Finance Corp.*	1,400	37,240

		19,588,594

Total Industrials		251,567,284

Information Technology (23.7%)
Communications Equipment (1.2%)
Acacia Communications, Inc.*	17,400	1,168,932
ADTRAN, Inc.	22,500	172,800
Applied Optoelectronics, Inc.*	9,400	71,346
CalAmp Corp.*	12,200	54,900
Calix, Inc.*	18,600	131,688
Cambium Networks Corp.*	500	2,800
Casa Systems, Inc.*	27,600	96,600
Ciena Corp.*	250,241	9,962,094
Clearfield, Inc.*	700	8,295
Comtech Telecommunications Corp.	9,700	128,913
DASAN Zhone Solutions, Inc.*	1,800	7,542
Digi International, Inc.*	4,150	39,591
Extreme Networks, Inc.*	50,800	156,972
Harmonic, Inc.*	40,700	234,432
Infinera Corp.*	75,000	397,500
Inseego Corp.(x)*	25,800	160,734
InterDigital, Inc.	16,900	754,247
KVH Industries, Inc.*	7,100	66,953
Lumentum Holdings, Inc.*	34,719	2,558,791
NETGEAR, Inc.*	17,100	390,564
NetScout Systems, Inc.*	32,000	757,440
Plantronics, Inc.(x)	15,000	150,900
Ribbon Communications, Inc.*	10,300	31,209
TESSCO Technologies, Inc.	1,100	5,379
Viavi Solutions, Inc.*	104,400	1,170,324

		18,680,946

Electronic Equipment, Instruments & Components (3.1%)
Airgain, Inc.*	2,300	16,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Akoustis Technologies, Inc.*	7,100	$38,127
Anixter International, Inc.*	14,200	1,247,754
Arlo Technologies, Inc.*	20,700	50,301
Badger Meter, Inc.	12,600	675,360
Bel Fuse, Inc., Class B	1,100	10,714
Belden, Inc.	22,200	800,976
Benchmark Electronics, Inc.	24,300	485,757
Coda Octopus Group, Inc.(x)*	4,200	23,562
CTS Corp.	21,400	532,646
Daktronics, Inc.	8,100	39,933
ePlus, Inc.*	6,600	413,292
Fabrinet*	18,800	1,025,728
FARO Technologies, Inc.*	6,695	297,927
Fitbit, Inc., Class A*	103,200	687,312
II-VI, Inc.*	41,265	1,176,053
Insight Enterprises, Inc.*	16,000	674,080
IPG Photonics Corp.*	57,340	6,323,455
Iteris, Inc.*	4,700	15,040
Itron, Inc.*	16,100	898,863
KEMET Corp.	26,900	649,904
Kimball Electronics, Inc.*	4,600	50,232
Knowles Corp.*	46,700	624,846
Littelfuse, Inc.	66,440	8,864,425
Methode Electronics, Inc.	18,800	496,884
MTS Systems Corp.	8,400	189,000
Napco Security Technologies, Inc.*	7,600	115,292
nLight, Inc.*	15,100	158,399
Novanta, Inc.*	158,050	12,625,034
OSI Systems, Inc.*	7,700	530,684
PAR Technology Corp.(x)*	7,100	91,306
PC Connection, Inc.	3,900	160,719
Plexus Corp.*	13,795	752,655
Rogers Corp.*	8,700	821,454
Sanmina Corp.*	31,700	864,776
ScanSource, Inc.*	14,000	299,460
Tech Data Corp.*	17,100	2,237,535
TTM Technologies, Inc.*	53,300	551,122
Vishay Intertechnology, Inc.	61,200	881,892
Vishay Precision Group, Inc.*	4,300	86,344
Wrap Technologies, Inc.(x)*	4,000	17,040

		46,502,880

IT Services (2.1%)
Brightcove, Inc.*	12,300	85,731
Cardtronics plc, Class A*	23,500	491,620
Cass Information Systems, Inc.	6,733	236,732
Conduent, Inc.*	80,300	196,735
CSG Systems International, Inc.	16,300	682,155
Endurance International Group Holdings, Inc.*	56,700	109,431
EVERTEC, Inc.	29,400	668,262
Evo Payments, Inc., Class A*	14,500	221,850
Exela Technologies, Inc.*	8,900	1,825
ExlService Holdings, Inc.*	17,500	910,525
GTT Communications, Inc.(x)*	22,400	178,080
Hackett Group, Inc. (The)	9,400	119,568
I3 Verticals, Inc., Class A*	7,700	146,993
Information Services Group, Inc.*	2,500	6,425
International Money Express, Inc.(x)*	8,900	81,257
Jack Henry & Associates, Inc.	98,209	15,245,965
KBR, Inc.	70,000	1,447,600
Limelight Networks, Inc.*	51,700	294,690
LiveRamp Holdings, Inc.*	30,976	1,019,730
ManTech International Corp., Class A	14,700	1,068,249
MAXIMUS, Inc.	30,520	1,776,264
NIC, Inc.	33,195	763,485
Paysign, Inc.*	8,700	44,892
Perficient, Inc.*	19,700	533,673
Perspecta, Inc.	67,700	1,234,848
PRGX Global, Inc.*	1,700	4,760
Priority Technology Holdings, Inc.*	700	1,358
Science Applications International Corp.	27,560	2,056,803
StarTek, Inc.*	1,800	6,768
Sykes Enterprises, Inc.*	24,228	657,063
TTEC Holdings, Inc.	6,500	238,680
Tucows, Inc., Class A(x)*	3,200	154,432
Unisys Corp.*	17,700	218,595
Verra Mobility Corp.*	58,600	418,404
Virtusa Corp.*	15,800	448,720

		31,772,168

Semiconductors & Semiconductor Equipment (4.6%)
Adesto Technologies Corp.(x)*	11,800	132,042
Advanced Energy Industries, Inc.*	19,400	940,706
Alpha & Omega Semiconductor Ltd.*	2,400	15,384
Ambarella, Inc.*	17,500	849,800
Amkor Technology, Inc.*	51,700	402,743
Axcelis Technologies, Inc.*	14,600	267,326
AXT, Inc.*	7,400	23,754
Brooks Automation, Inc.	31,600	963,800
Cabot Microelectronics Corp.	13,420	1,531,759
CEVA, Inc.*	7,800	194,454
Cirrus Logic, Inc.*	26,700	1,752,321
Cohu, Inc.	15,777	195,319
Cree, Inc.*	104,153	3,693,265
Diodes, Inc.*	21,300	865,526
DSP Group, Inc.*	5,800	77,720
Enphase Energy, Inc.*	42,400	1,369,096
Entegris, Inc.	240,595	10,771,438
FormFactor, Inc.*	35,661	716,429
GSI Technology, Inc.*	1,400	9,744
Ichor Holdings Ltd.*	10,100	193,516
Impinj, Inc.*	14,600	243,966
Inphi Corp.*	144,730	11,458,274
Lattice Semiconductor Corp.*	681,229	12,139,501
MACOM Technology Solutions Holdings, Inc.*	19,793	374,681
MaxLinear, Inc.*	35,756	417,273
MKS Instruments, Inc.	56,450	4,597,853
NeoPhotonics Corp.*	21,200	153,700
NVE Corp.	1,550	80,647
Onto Innovation, Inc.*	21,075	625,295
PDF Solutions, Inc.*	8,300	97,276
Photronics, Inc.*	27,700	284,202
Power Integrations, Inc.	14,300	1,263,119
Rambus, Inc.*	49,400	548,340
Semtech Corp.*	29,400	1,102,500
Silicon Laboratories, Inc.*	19,600	1,674,036
SiTime Corp.*	2,600	56,602
SMART Global Holdings, Inc.*	6,800	165,240
SunPower Corp.(x)*	58,300	295,581
Synaptics, Inc.*	15,300	885,411
Ultra Clean Holdings, Inc.*	18,200	251,160
Universal Display Corp.	57,849	7,623,341
Veeco Instruments, Inc.*	17,049	163,159
Xperi Corp.	25,500	354,705

		69,822,004

Software (12.6%)
8x8, Inc.*	43,800	607,068
A10 Networks, Inc.*	23,600	146,556
ACI Worldwide, Inc.*	53,281	1,286,736
Agilysys, Inc.*	11,650	194,555
Alarm.com Holdings, Inc.*	17,100	665,361
Altair Engineering, Inc., Class A(x)*	17,900	474,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
American Software, Inc., Class A	12,700	$180,467
Anaplan, Inc.*	291,290	8,814,435
ANSYS, Inc.*	40,346	9,379,235
Appfolio, Inc., Class A*	7,000	776,650
Appian Corp.(x)*	14,500	583,335
Aspen Technology, Inc.*	129,744	12,334,762
Avalara, Inc.*	155,158	11,574,787
Avaya Holdings Corp.*	49,400	399,646
Benefitfocus, Inc.*	22,900	204,039
Blackbaud, Inc.	22,800	1,266,540
Blackline, Inc.*	19,800	1,041,678
Bottomline Technologies DE, Inc.*	19,000	696,350
Box, Inc., Class A*	75,500	1,060,020
ChannelAdvisor Corp.*	4,300	31,218
Cloudera, Inc.(x)*	109,813	864,228
CommVault Systems, Inc.*	20,200	817,696
Cornerstone OnDemand, Inc.*	26,300	835,025
Coupa Software, Inc.*	86,440	12,078,261
Datadog, Inc., Class A*	161,340	5,805,013
Digimarc Corp.(x)*	7,000	91,350
Digital Turbine, Inc.*	42,300	182,313
Domo, Inc., Class B*	15,800	157,052
Dynatrace, Inc.*	373,076	8,894,132
Ebix, Inc.(x)	13,600	206,448
eGain Corp.*	3,600	26,388
Envestnet, Inc.*	21,600	1,161,648
Everbridge, Inc.*	15,100	1,606,036
Fair Isaac Corp.*	42,880	13,193,747
Five9, Inc.*	27,200	2,079,712
ForeScout Technologies, Inc.*	18,800	593,892
GTY Technology Holdings, Inc.(x)*	7,000	31,640
HubSpot, Inc.*	80,284	10,693,026
Ideanomics, Inc.*	19,200	25,728
Intelligent Systems Corp.(x)*	3,300	112,167
J2 Global, Inc.	21,200	1,586,820
LivePerson, Inc.*	27,200	618,800
Majesco*	900	4,914
Manhattan Associates, Inc.*	220,796	11,000,057
MicroStrategy, Inc., Class A*	4,000	472,400
Mitek Systems, Inc.*	17,400	137,112
MobileIron, Inc.*	45,200	171,760
Model N, Inc.*	15,100	335,371
OneSpan, Inc.*	12,600	228,690
Phunware, Inc.(x)*	9,600	6,480
Ping Identity Holding Corp.(x)*	8,800	176,176
Progress Software Corp.	22,850	731,200
PROS Holdings, Inc.*	15,050	467,002
Q2 Holdings, Inc.*	20,900	1,234,354
QAD, Inc., Class A	8,300	331,419
Qualys, Inc.*	15,100	1,313,549
Rapid7, Inc.(x)*	22,300	966,259
Rimini Street, Inc.*	3,500	14,315
RingCentral, Inc., Class A*	70,040	14,842,176
Rosetta Stone, Inc.*	9,500	133,190
SailPoint Technologies Holding, Inc.*	47,000	715,340
SecureWorks Corp., Class A*	9,800	112,798
SharpSpring, Inc.(x)*	2,900	17,574
ShotSpotter, Inc.*	4,900	134,652
Slack Technologies, Inc., Class A*	177,250	4,757,390
Smartsheet, Inc., Class A*	276,945	11,495,987
Splunk, Inc.*	71,421	9,015,473
Sprout Social, Inc., Class A*	8,700	138,852
SPS Commerce, Inc.*	17,400	809,274
SVMK, Inc.*	38,900	525,539
Synchronoss Technologies, Inc.(x)*	13,500	41,175
Telaria, Inc.*	9,000	54,000
Telenav, Inc.*	4,300	18,576
Tenable Holdings, Inc.*	23,800	520,268
TiVo Corp.	68,997	488,499
Trade Desk, Inc. (The), Class A(x)*	38,992	7,525,456
Upland Software, Inc.*	10,400	278,928
Varonis Systems, Inc.*	13,100	834,077
Verint Systems, Inc.*	30,321	1,303,803
VirnetX Holding Corp.(x)*	29,100	159,177
Workiva, Inc.*	16,300	526,979
Yext, Inc.*	38,300	390,277
Zix Corp.*	19,400	83,614
Zoom Video Communications, Inc., Class A*	28,994	4,236,603
Zuora, Inc., Class A*	39,600	318,780

		190,448,425

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	56,000	431,760
AstroNova, Inc.	1,300	10,088
Avid Technology, Inc.*	12,300	82,779
Diebold Nixdorf, Inc.*	34,700	122,144
Immersion Corp.*	12,100	64,856
Sonim Technologies, Inc.(x)*	5,100	3,570
Stratasys Ltd.*	27,900	445,005

		1,160,202

Total Information Technology		358,386,625

Materials (2.3%)
Chemicals (1.5%)
AdvanSix, Inc.*	11,700	111,618
American Vanguard Corp.	9,300	134,478
Amyris, Inc.(x)*	59,200	151,552
Balchem Corp.	14,800	1,461,056
Chase Corp.	3,600	296,244
Ferro Corp.*	44,554	417,025
Flotek Industries, Inc.*	900	801
FMC Corp.	132,820	10,850,066
FutureFuel Corp.	8,800	99,176
GCP Applied Technologies, Inc.*	24,600	437,880
Hawkins, Inc.	1,400	49,840
HB Fuller Co.	26,900	751,317
Ingevity Corp.*	19,600	689,920
Innospec, Inc.	12,300	854,727
Intrepid Potash, Inc.*	4,800	3,840
Koppers Holdings, Inc.*	8,800	108,856
Kraton Corp.*	13,600	110,160
Kronos Worldwide, Inc.(x)	17,900	151,076
Livent Corp.*	69,100	362,775
LSB Industries, Inc.*	2,200	4,620
Minerals Technologies, Inc.	16,000	580,160
OMNOVA Solutions, Inc.*	18,400	186,576
Orion Engineered Carbons SA	27,600	205,896
PolyOne Corp.	42,484	805,922
PQ Group Holdings, Inc.*	16,800	183,120
Quaker Chemical Corp.(x)	7,000	883,960
Rayonier Advanced Materials, Inc.	23,800	25,228
Sensient Technologies Corp.	21,900	952,869
Stepan Co.	9,400	831,524
Trecora Resources*	1,500	8,925
Tredegar Corp.	8,200	128,166
Trinseo SA	21,600	391,176
Tronox Holdings plc, Class A	41,000	204,180
Valhi, Inc.	11,600	11,948

		22,446,677

Construction Materials (0.1%)
Forterra, Inc.*	11,200	66,976
Summit Materials, Inc., Class A*	53,446	801,690
United States Lime & Minerals, Inc.	700	51,695
US Concrete, Inc.*	11,000	199,540

		1,119,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	$357,535
Greif, Inc., Class B	1,900	76,114
Myers Industries, Inc.	14,600	156,950
UFP Technologies, Inc.*	1,300	49,517

		640,116

Metals & Mining (0.5%)
Allegheny Technologies, Inc.*	57,400	487,900
Carpenter Technology Corp.	21,800	425,100
Century Aluminum Co.*	38,900	140,818
Cleveland-Cliffs, Inc.(x)	203,903	805,417
Coeur Mining, Inc.*	102,370	328,608
Commercial Metals Co.	64,900	1,024,771
Compass Minerals International, Inc.	16,500	634,755
Gold Resource Corp.	500	1,375
Haynes International, Inc.	2,200	45,342
Hecla Mining Co.	239,121	435,200
Kaiser Aluminum Corp.	8,100	561,168
Materion Corp.	12,600	441,126
Novagold Resources, Inc.*	107,400	792,612
Olympic Steel, Inc.	800	8,280
Ramaco Resources, Inc.(x)*	4,000	9,560
Ryerson Holding Corp.*	1,300	6,916
Schnitzer Steel Industries, Inc., Class A	10,900	142,136
SunCoke Energy, Inc.	38,230	147,185
Synalloy Corp.*	400	3,492
TimkenSteel Corp.*	10,000	32,300
Warrior Met Coal, Inc.	26,300	279,306
Worthington Industries, Inc.	17,699	464,599

		7,217,966

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	425,662
Clearwater Paper Corp.*	6,428	140,194
Louisiana-Pacific Corp.	57,600	989,568
Neenah, Inc.	10,100	435,613
PH Glatfelter Co.	19,800	241,956
Schweitzer-Mauduit International, Inc.	16,000	445,120
Verso Corp., Class A*	12,700	143,256

		2,821,369

Total Materials		34,246,029

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	38,586	478,081
Agree Realty Corp. (REIT)	19,100	1,182,290
Alexander & Baldwin, Inc. (REIT)	38,251	429,176
Alexander’s, Inc. (REIT)	1,000	275,950
American Assets Trust, Inc. (REIT)	21,596	539,900
American Finance Trust, Inc. (REIT)	49,600	310,000
Armada Hoffler Properties, Inc. (REIT)	35,500	379,850
Ashford Hospitality Trust, Inc. (REIT)	55,150	40,767
Bluerock Residential Growth REIT, Inc. (REIT)	4,300	23,951
Braemar Hotels & Resorts, Inc. (REIT)	10,000	17,000
BRT Apartments Corp. (REIT)	1,400	14,350
CareTrust REIT, Inc. (REIT)	44,300	655,197
CatchMark Timber Trust, Inc. (REIT), Class A	14,100	101,802
CBL & Associates Properties, Inc. (REIT)*	30,400	6,083
Cedar Realty Trust, Inc. (REIT)	9,700	9,051
Chatham Lodging Trust (REIT)	22,400	133,056
CIM Commercial Trust Corp. (REIT)	1,300	14,417
City Office REIT, Inc. (REIT)	24,500	177,135
Clipper Realty, Inc. (REIT)	4,600	23,828
Community Healthcare Trust, Inc. (REIT)	8,200	313,896
CoreCivic, Inc. (REIT)	56,000	625,520
CorEnergy Infrastructure Trust, Inc. (REIT)	8,000	147,040
CorePoint Lodging, Inc. (REIT)	10,800	42,336
DiamondRock Hospitality Co. (REIT)	94,508	480,101
Diversified Healthcare Trust (REIT)	109,900	398,937
Easterly Government Properties, Inc. (REIT)	36,600	901,824
EastGroup Properties, Inc. (REIT)	18,180	1,899,446
Essential Properties Realty Trust, Inc. (REIT)	37,000	483,220
Farmland Partners, Inc. (REIT)(x)	9,900	60,093
First Industrial Realty Trust, Inc. (REIT)	60,700	2,017,061
Four Corners Property Trust, Inc. (REIT)	31,500	589,365
Franklin Street Properties Corp. (REIT)	65,080	372,908
Front Yard Residential Corp. (REIT)	22,600	270,070
GEO Group, Inc. (The) (REIT)	59,371	721,951
Getty Realty Corp. (REIT)	13,664	324,383
Gladstone Commercial Corp. (REIT)	17,600	252,736
Gladstone Land Corp. (REIT)	4,500	53,325
Global Medical REIT, Inc. (REIT)	11,800	119,416
Global Net Lease, Inc. (REIT)	39,200	524,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	695,981
Healthcare Realty Trust, Inc. (REIT)	59,600	1,664,628
Hersha Hospitality Trust (REIT)	14,600	52,268
Independence Realty Trust, Inc. (REIT)	57,200	511,368
Industrial Logistics Properties Trust (REIT)	32,606	571,909
Innovative Industrial Properties, Inc. (REIT)(x)	7,300	554,289
Investors Real Estate Trust (REIT)	5,632	309,760
iStar, Inc. (REIT)	32,000	339,520
Jernigan Capital, Inc. (REIT)	7,800	85,488
Kite Realty Group Trust (REIT)	45,782	433,556
Lexington Realty Trust (REIT)	114,245	1,134,453
LTC Properties, Inc. (REIT)	21,800	673,620
Mack-Cali Realty Corp. (REIT)	46,100	702,103
Monmouth Real Estate Investment Corp. (REIT)	53,513	644,832
National Health Investors, Inc. (REIT)	20,200	1,000,304
National Storage Affiliates Trust (REIT)	31,900	944,240
New Senior Investment Group, Inc. (REIT)	43,100	110,336
NexPoint Residential Trust, Inc. (REIT)	8,700	219,327
Office Properties Income Trust (REIT)	26,912	733,352
One Liberty Properties, Inc. (REIT)	5,100	71,043
Pebblebrook Hotel Trust (REIT)	67,228	732,113
Pennsylvania REIT (REIT)	32,900	29,992
Physicians Realty Trust (REIT)	84,300	1,175,142
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,066,664
PotlatchDeltic Corp. (REIT)	33,736	1,058,973
Preferred Apartment Communities, Inc. (REIT), Class A	18,600	133,548
PS Business Parks, Inc. (REIT)	10,220	1,385,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QTS Realty Trust, Inc. (REIT), Class A	26,400	$1,531,464
Retail Opportunity Investments Corp. (REIT)	51,500	426,935
Retail Value, Inc. (REIT)	4,314	52,846
Rexford Industrial Realty, Inc. (REIT)	53,700	2,202,237
RLJ Lodging Trust (REIT)	80,687	622,904
RPT Realty (REIT)	48,260	291,008
Ryman Hospitality Properties, Inc. (REIT)	20,716	742,669
Sabra Health Care REIT, Inc. (REIT)	93,943	1,025,858
Safehold, Inc. (REIT)(x)	4,900	309,827
Saul Centers, Inc. (REIT)	3,900	127,686
Seritage Growth Properties (REIT), Class A(x)*	19,400	176,734
STAG Industrial, Inc. (REIT)	67,500	1,520,100
Summit Hotel Properties, Inc. (REIT)	29,800	125,756
Sunstone Hotel Investors, Inc. (REIT)	110,114	959,093
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,300	216,500
Terreno Realty Corp. (REIT)	31,200	1,614,600
UMH Properties, Inc. (REIT)	13,100	142,266
Uniti Group, Inc. (REIT)(x)	85,900	517,977
Universal Health Realty Income Trust (REIT)	7,650	771,196
Urban Edge Properties (REIT)	48,700	429,047
Urstadt Biddle Properties, Inc. (REIT), Class A	11,970	168,777
Washington Prime Group, Inc. (REIT)(x)	177,700	143,066
Washington REIT (REIT)	36,700	876,029
Whitestone REIT (REIT)	15,900	98,580
Xenia Hotels & Resorts, Inc. (REIT)	59,700	614,910

		48,151,504

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	3,400	26,078
Consolidated-Tomoka Land Co.	1,500	67,995
Cushman & Wakefield plc*	47,600	558,824
eXp World Holdings, Inc.(x)*	10,500	88,830
Forestar Group, Inc.*	9,149	94,692
FRP Holdings, Inc.*	2,900	124,700
Griffin Industrial Realty, Inc.	100	3,270
Kennedy-Wilson Holdings, Inc.	58,103	779,742
Marcus & Millichap, Inc.*	9,200	249,320
Maui Land & Pineapple Co., Inc.*	2,300	25,139
Newmark Group, Inc., Class A	72,640	308,720
Rafael Holdings, Inc., Class B*	1,500	19,215
RE/MAX Holdings, Inc., Class A	6,500	142,480
Realogy Holdings Corp.(x)	52,800	158,928
Redfin Corp.(x)*	42,273	651,850
RMR Group, Inc. (The), Class A	6,035	162,764
St Joe Co. (The)*	16,000	268,480
Stratus Properties, Inc.*	500	8,845
Tejon Ranch Co.*	7,800	109,668

		3,849,540

Total Real Estate		52,001,044

Utilities (2.2%)
Electric Utilities (0.5%)
ALLETE, Inc.	24,100	1,462,388
El Paso Electric Co.	20,500	1,393,180
Genie Energy Ltd., Class B	2,900	20,822
MGE Energy, Inc.	17,800	1,165,366
Otter Tail Corp.	18,200	809,172
PNM Resources, Inc.	40,300	1,531,400
Portland General Electric Co.	42,600	2,042,244
Spark Energy, Inc., Class A	3,500	21,945

		8,446,517

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	8,040	689,108
New Jersey Resources Corp.	43,900	1,491,283
Northwest Natural Holding Co.	13,500	833,625
ONE Gas, Inc.	26,100	2,182,482
RGC Resources, Inc.	700	20,251
South Jersey Industries, Inc.	42,500	1,062,500
Southwest Gas Holdings, Inc.	26,300	1,829,428
Spire, Inc.	25,300	1,884,344

		9,993,021

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	16,100	34,454
Clearway Energy, Inc., Class A	16,500	283,305
Clearway Energy, Inc., Class C	34,592	650,330
Ormat Technologies, Inc.	19,200	1,299,072
Sunnova Energy International, Inc.*	15,000	151,050
TerraForm Power, Inc., Class A	34,500	544,065

		2,962,276

Multi-Utilities (0.5%)
Avista Corp.	32,500	1,380,925
Black Hills Corp.	28,000	1,792,840
CMS Energy Corp.	32,760	1,924,650
NorthWestern Corp.	26,291	1,572,990
Unitil Corp.	6,200	324,384

		6,995,789

Water Utilities (0.3%)
American States Water Co.	17,500	1,430,450
Artesian Resources Corp., Class A	800	29,904
Cadiz, Inc.*	4,000	46,680
California Water Service Group	23,000	1,157,360
Consolidated Water Co. Ltd.	2,000	32,800
Global Water Resources, Inc.	1,900	19,361
Middlesex Water Co.	10,100	607,212
Pure Cycle Corp.*	2,200	24,530
SJW Group	11,900	687,463
York Water Co. (The)	5,900	256,414

		4,292,174

Total Utilities		32,689,777

Total Common Stocks (97.8%) (Cost $1,325,418,568)		1,478,737,756

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	1,521

Total Financials		1,521

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,529
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	30,100	19,865

		42,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)(x)*	16,700	$6,764
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		6,764

Total Health Care		49,158

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	18,100	7,100

Total Materials		7,100

Total Rights (0.0%) (Cost $42,814)		57,779

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	12,077,730	12,078,938

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.4%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $1,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Cantor Fitzgerald & Co., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 4/23/20-2/15/30; total market value $5,100,005.(xx)	5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $3,700,015, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $3,774,001.(xx)	3,700,000	3,700,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $11,043,951, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $11,264,829.(xx)	11,043,948	11,043,948
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $6,000,327, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $6,502,821.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $10,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $9,300,181, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $9,486,000.(xx)	9,300,000	9,300,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $2,000,039, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $4,000,064, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $4,444,144.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		52,043,948

Total Short-Term Investments (4.2%) (Cost $64,121,686)		64,122,886

Total Investments in Securities (102.0%) (Cost $1,389,583,068)		1,542,918,421
Other Assets Less Liabilities (-2.0%)		(30,102,155)

Net Assets (100%)		$1,512,816,266

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $65,288,468. This was collateralized by $17,955,093 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20 - 2/15/49 and by cash of $52,043,948 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	146	6/2020	USD	8,377,480	83,006

					83,006

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$15,418,684	$—	$—		$15,418,684
Consumer Discretionary	171,461,628	18,300	—		171,479,928
Consumer Staples	55,632,737	—	—		55,632,737
Energy	11,794,636	—	—		11,794,636
Financials	159,379,929	—	—		159,379,929
Health Care	336,141,083	—	—		336,141,083
Industrials	251,567,284	—	—		251,567,284
Information Technology	358,386,625	—	—		358,386,625
Materials	34,246,029	—	—		34,246,029
Real Estate	51,997,774	3,270	—		52,001,044
Utilities	32,689,777	—	—		32,689,777
Futures	83,006	—	—		83,006
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	1,521		1,521
Health Care	—	—	49,158		49,158
Materials	—	—	7,100		7,100
Short-Term Investments
Investment Company	12,078,938	—	—		12,078,938
Repurchase Agreements	—	52,043,948	—		52,043,948

Total Assets	$1,490,878,130	$52,065,518	$57,779		$1,543,001,427

Total Liabilities	$—	$—	$—		$—

Total	$1,490,878,130	$52,065,518	$57,779		$1,543,001,427

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$406,548,179
Aggregate gross unrealized depreciation	(259,304,079)

Net unrealized appreciation	$147,244,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,395,757,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Media (0.8%)
Fox Corp., Class B	92,101	$2,107,271

Wireless Telecommunication Services (0.8%)
Rogers Communications, Inc., Class B	47,500	1,982,626

Total Communication Services		4,089,897

Consumer Discretionary (7.2%)
Auto Components (1.2%)
Aptiv plc	16,831	828,758
BorgWarner, Inc.	88,853	2,165,348

		2,994,106

Automobiles (1.5%)
Honda Motor Co. Ltd. (ADR)(x)	103,998	2,335,795
Thor Industries, Inc.	35,994	1,518,227

		3,854,022

Distributors (1.3%)
Genuine Parts Co.	48,165	3,242,949

Hotels, Restaurants & Leisure (1.2%)
Sodexo SA(x)	46,359	3,141,411

Household Durables (0.3%)
PulteGroup, Inc.	32,212	718,972

Multiline Retail (0.4%)
Target Corp.	9,792	910,362

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	35,211	3,285,891

Total Consumer Discretionary		18,147,713

Consumer Staples (7.6%)
Food & Staples Retailing (2.3%)
Koninklijke Ahold Delhaize NV	155,969	3,650,189
Sysco Corp.	46,915	2,140,732

		5,790,921

Food Products (4.8%)
Conagra Brands, Inc.	119,577	3,508,389
JM Smucker Co. (The)	27,343	3,035,073
Kellogg Co.	17,160	1,029,428
Mondelez International, Inc., Class A	37,345	1,870,238
Orkla ASA	292,949	2,506,892

		11,950,020

Household Products (0.5%)
Kimberly-Clark Corp.	9,625	1,230,749

Total Consumer Staples		18,971,690

Energy (2.6%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	162,657	1,707,898
Schlumberger Ltd.	19,248	259,656

		1,967,554

Oil, Gas & Consumable Fuels (1.8%)
ConocoPhillips	92,012	2,833,970
Imperial Oil Ltd.(x)	67,832	766,863
Noble Energy, Inc.	163,725	988,899

		4,589,732

Total Energy		6,557,286

Financials (20.8%)
Banks (7.8%)
Comerica, Inc.	80,826	2,371,435
Commerce Bancshares, Inc.	58,857	2,963,450
First Hawaiian, Inc.	96,000	1,586,880
M&T Bank Corp.	23,297	2,409,609
PNC Financial Services Group, Inc. (The)	12,663	1,212,102
Prosperity Bancshares, Inc.	31,450	1,517,462
Truist Financial Corp.	147,709	4,555,346
UMB Financial Corp.	29,074	1,348,452
Westamerica Bancorp	27,644	1,624,914

		19,589,650

Capital Markets (6.6%)
Ameriprise Financial, Inc.	30,078	3,082,394
BlackRock, Inc.	3,812	1,677,166
Northern Trust Corp.	100,576	7,589,465
State Street Corp.	42,075	2,241,335
T. Rowe Price Group, Inc.	20,145	1,967,159

		16,557,519

Insurance (5.4%)
Aflac, Inc.	67,025	2,294,936
Arthur J Gallagher & Co.	7,560	616,216
Brown & Brown, Inc.	17,186	622,477
Chubb Ltd.	42,852	4,786,140
Globe Life, Inc.	7,583	545,748
ProAssurance Corp.	85,343	2,133,575
Reinsurance Group of America, Inc.	29,596	2,490,207

		13,489,299

Thrifts & Mortgage Finance (1.0%)
Capitol Federal Financial, Inc.	222,228	2,580,067

Total Financials		52,216,535

Health Care (13.9%)
Health Care Equipment & Supplies (6.1%)
Envista Holdings Corp.*	110,720	1,654,157
Hologic, Inc.*	79,885	2,803,963
Siemens Healthineers AG(m)	57,656	2,287,697
Zimmer Biomet Holdings, Inc.	84,267	8,517,708

		15,263,525

Health Care Providers & Services (6.8%)
Cardinal Health, Inc.	78,401	3,758,544
Henry Schein, Inc.*	45,395	2,293,355
McKesson Corp.	29,596	4,003,155
Quest Diagnostics, Inc.	40,809	3,276,963
Universal Health Services, Inc., Class B	38,543	3,818,841

		17,150,858

Health Care Technology (1.0%)
Cerner Corp.	39,726	2,502,341

Total Health Care		34,916,724

Industrials (18.2%)
Aerospace & Defense (2.3%)
BAE Systems plc	165,450	1,067,591
General Dynamics Corp.	18,118	2,397,192
Textron, Inc.	85,795	2,288,153

		5,752,936

Airlines (0.9%)
Southwest Airlines Co.	65,812	2,343,565

Building Products (1.6%)
Johnson Controls International plc	154,187	4,156,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.6%)
Republic Services, Inc.	20,196	$1,515,912

Electrical Equipment (5.6%)
Emerson Electric Co.	107,726	5,133,144
Hubbell, Inc.	37,242	4,273,147
nVent Electric plc	271,098	4,573,423

		13,979,714

Machinery (3.4%)
Cummins, Inc.	24,642	3,334,556
IMI plc	249,157	2,304,588
PACCAR, Inc.	45,771	2,797,981

		8,437,125

Road & Rail (2.7%)
Heartland Express, Inc.	161,169	2,992,908
Norfolk Southern Corp.	26,180	3,822,280

		6,815,188

Trading Companies & Distributors (1.1%)
MSC Industrial Direct Co., Inc., Class A	51,201	2,814,519

Total Industrials		45,815,841

Information Technology (5.8%)
Communications Equipment (0.9%)
F5 Networks, Inc.*	20,964	2,235,391

Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity Ltd.	39,648	2,497,031

Semiconductors & Semiconductor Equipment (3.0%)
Applied Materials, Inc.	68,999	3,161,534
Maxim Integrated Products, Inc.	63,355	3,079,687
Microchip Technology, Inc.	19,248	1,305,014

		7,546,235

Technology Hardware, Storage & Peripherals (0.9%)
HP, Inc.	134,147	2,328,792

Total Information Technology		14,607,449

Materials (4.7%)
Containers & Packaging (3.6%)
Graphic Packaging Holding Co.	109,958	1,341,488
Packaging Corp. of America	33,857	2,939,803
Sonoco Products Co.	66,389	3,077,130
Westrock Co.	59,034	1,668,301

		9,026,722

Paper & Forest Products (1.1%)
Mondi plc	167,944	2,864,635

Total Materials		11,891,357

Real Estate (5.4%)
Equity Real Estate Investment Trusts (REITs) (5.4%)
Empire State Realty Trust, Inc. (REIT), Class A	149,550	1,339,968
MGM Growth Properties LLC (REIT), Class A	117,496	2,781,131
Piedmont Office Realty Trust, Inc. (REIT), Class A	126,205	2,228,780
Welltower, Inc. (REIT)	73,460	3,362,999
Weyerhaeuser Co. (REIT)	217,615	3,688,574

Total Real Estate		13,401,452

Utilities (10.1%)
Electric Utilities (5.9%)
Edison International	88,224	4,833,793
Eversource Energy	23,057	1,803,288
Pinnacle West Capital Corp.	53,391	4,046,504
Xcel Energy, Inc.	69,489	4,190,186

		14,873,771

Gas Utilities (2.1%)
Atmos Energy Corp.	21,181	2,101,790
Spire, Inc.	42,989	3,201,821

		5,303,611

Multi-Utilities (2.1%)
Ameren Corp.	24,132	1,757,534
NorthWestern Corp.	45,429	2,718,017
WEC Energy Group, Inc.	9,261	816,172

		5,291,723

Total Utilities		25,469,105

Total Common Stocks (97.9%) (Cost $306,857,863)		246,085,049

EXCHANGE TRADED FUND (ETF):
Equity (0.5%)
iShares Russell Mid-Cap Value ETF	19,891	1,274,814

Total Exchange Traded Fund (0.5%) (Cost $1,282,765)		1,274,814

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000. (xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $729,978, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $744,578. (xx)	729,978	729,978

Total Repurchase Agreements		829,978

Total Short-Term Investments (0.3%) (Cost $829,978)		829,978

Total Investments in Securities (98.7%) (Cost $308,970,606)		248,189,841
Other Assets Less Liabilities (1.3%)		3,375,272

Net Assets (100%)		$251,565,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,287,697 or 0.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,109,515. This was collateralized by $2,448,647 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 4/9/20 - 2/15/49 and by cash of $829,978 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	657,308	USD	455,416	Morgan Stanley	6/30/2020	12,059
EUR	173,133	USD	185,423	Credit Suisse	6/30/2020	6,177
GBP	919,459	USD	1,084,098	JPMorgan Chase Bank	6/30/2020	59,677
JPY	22,051,871	USD	200,630	Bank of America	6/30/2020	5,235
NOK	2,355,603	USD	216,104	Goldman Sachs	6/30/2020	10,544

Total unrealized appreciation						93,692

USD	2,682,424	CAD	3,888,353	Morgan Stanley	6/30/2020	(82,954)
USD	7,716,221	EUR	7,099,885	Credit Suisse	6/30/2020	(141,007)
USD	5,936,380	GBP	5,073,040	JPMorgan Chase Bank	6/30/2020	(374,304)
USD	1,641,550	JPY	177,462,500	Bank of America	6/30/2020	(15,146)
USD	2,238,247	NOK	25,284,135	Goldman Sachs	6/30/2020	(194,506)

Total unrealized depreciation						(807,917)

Net unrealized depreciation						(714,225)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,089,897	$—	$—	$4,089,897
Consumer Discretionary	15,006,302	3,141,411	—	18,147,713
Consumer Staples	12,814,609	6,157,081	—	18,971,690
Energy	6,557,286	—	—	6,557,286
Financials	52,216,535	—	—	52,216,535
Health Care	32,629,027	2,287,697	—	34,916,724
Industrials	42,443,662	3,372,179	—	45,815,841
Information Technology	14,607,449	—	—	14,607,449
Materials	9,026,722	2,864,635	—	11,891,357
Real Estate	13,401,452	—	—	13,401,452
Utilities	25,469,105	—	—	25,469,105
Exchange Traded Funds	1,274,814	—	—	1,274,814
Forward Currency Contracts	—	93,692	—	93,692
Short-Term Investments
Repurchase Agreements	—	829,978	—	829,978

Total Assets	$229,536,860	$18,746,673	$—	$248,283,533

Liabilities:
Forward Currency Contracts	$—	$(807,917)	$—	$(807,917)

Total Liabilities	$—	$(807,917)	$—	$(807,917)

Total	$229,536,860	$17,938,756	$—	$247,475,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,140,412
Aggregate gross unrealized depreciation	(65,780,091)

Net unrealized depreciation	$(61,639,679)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$309,115,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (21.6%)
iShares Core MSCI EAFE ETF	75,900	$3,786,651
iShares Core S&P 500 ETF	400	103,360
iShares Core S&P Mid-Cap ETF	8,200	1,179,652
iShares MSCI EAFE ETF	27,900	1,491,534
iShares Russell 2000 ETF	16,700	1,911,482
SPDR Portfolio S&P 500 ETF	3,300	99,825
Vanguard S&P 500 ETF	400	94,728

Total Equity		8,667,232

Fixed Income (68.1%)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	103,900	9,520,357
Vanguard Intermediate-Term Corporate Bond ETF	205,800	17,923,122

Total Fixed Income		27,443,479

Total Exchange Traded Funds (89.7%) (Cost $38,349,394)		36,110,711

SHORT-TERM INVESTMENT:
Investment Company (9.1%)
JPMorgan Prime Money Market Fund, IM Shares	3,688,706	3,689,075

Total Short-Term Investment (9.1%) (Cost $3,687,826)		3,689,075

Total Investments in Securities (98.8%) (Cost $42,037,220)		39,799,786
Other Assets Less Liabilities (1.2%)		470,265

Net Assets (100%)		$40,270,051

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$36,110,711	$—	$—	$36,110,711
Short-Term Investment
Investment Company	3,689,075	—	—	3,689,075

Total Assets	$39,799,786	$—	$—	$39,799,786

Total Liabilities	$—	$—	$—	$—

Total	$39,799,786	$—	$—	$39,799,786

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,054
Aggregate gross unrealized depreciation	(2,373,384)

Net unrealized depreciation	$(2,244,330)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$42,044,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (16.6%)
iShares Core MSCI EAFE ETF	40,227	$2,006,925
iShares Russell 2000 ETF	4,958	567,493
SPDR S&P MidCap 400 ETF Trust	3,236	850,680

Total Equity		3,425,098

Fixed Income (44.4%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,269	4,603,094
Vanguard Intermediate-Term Corporate Bond ETF	52,396	4,563,167

Total Fixed Income		9,166,261

Total Exchange Traded Funds (61.0%) (Cost $13,343,974)		12,591,359

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (33.4%)
U.S. Treasury Notes
2.750%, 9/15/21	$3,321,000	3,442,528
2.625%, 12/15/21	3,310,000	3,444,896

Total U.S. Treasury Obligations (cost $6,860,028)		6,887,424

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	736,701	736,775

Total Short-Term Investment (3.6%) (Cost $736,763)		736,775

Total Investments in Securities (98.0%) (Cost $20,940,765)		20,215,558
Other Assets Less Liabilities (2.0%)		410,320

Net Assets (100%)		$20,625,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$12,591,359	$—	$—	$12,591,359
Short-Term Investment
Investment Company	736,775	—	—	736,775
U.S. Treasury Obligations	—	6,887,424	—	6,887,424

Total Assets	$13,328,134	$6,887,424	$—	$20,215,558

Total Liabilities	$—	$—	$—	$—

Total	$13,328,134	$6,887,424	$—	$20,215,558

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,020
Aggregate gross unrealized depreciation	(891,938)

Net unrealized depreciation	$(726,918)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,942,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Diversified Telecommunication Services (4.5%)
Verizon Communications, Inc.	981,265	$52,723,368

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A*	11,141	12,945,285
Facebook, Inc., Class A*	106,097	17,696,980

		30,642,265

Media (4.3%)
Comcast Corp., Class A	1,153,568	39,659,668
Interpublic Group of Cos., Inc. (The)	657,954	10,652,275

		50,311,943

Wireless Telecommunication Services (1.3%)
Telephone & Data Systems, Inc.	910,363	15,257,684

Total Communication Services		148,935,260

Consumer Discretionary (6.3%)
Automobiles (1.3%)
General Motors Co.	738,104	15,337,801

Household Durables (1.4%)
Newell Brands, Inc.	433,350	5,754,888
Sony Corp. (ADR)	187,203	11,078,674

		16,833,562

Multiline Retail (1.9%)
Dollar Tree, Inc.*	297,706	21,872,460

Specialty Retail (1.1%)
Lowe’s Cos., Inc.	144,935	12,471,657

Textiles, Apparel & Luxury Goods (0.6%)
Gildan Activewear, Inc.	551,486	7,036,961

Total Consumer Discretionary		73,552,441

Consumer Staples (7.7%)
Beverages (1.0%)
Molson Coors Beverage Co., Class B	298,526	11,645,499

Food Products (3.3%)
Conagra Brands, Inc.	387,575	11,371,451
Kellogg Co.	457,317	27,434,447

		38,805,898

Personal Products (1.3%)
Unilever NV (NYRS)	294,010	14,344,748

Tobacco (2.1%)
Altria Group, Inc.	459,800	17,780,466
British American Tobacco plc (ADR)(x)	198,700	6,793,553

		24,574,019

Total Consumer Staples		89,370,164

Energy (7.9%)
Oil, Gas & Consumable Fuels (7.9%)
BP plc (ADR)	641,705	15,651,185
ConocoPhillips	735,038	22,639,170
Marathon Oil Corp.	692,732	2,279,088
Marathon Petroleum Corp.	569,709	13,456,527
Pioneer Natural Resources Co.	206,518	14,487,238
Suncor Energy, Inc.	244,479	3,862,768
Williams Cos., Inc. (The)	1,421,375	20,112,456

Total Energy		92,488,432

Financials (19.3%)
Banks (10.2%)
Citigroup, Inc.	827,837	34,868,494
JPMorgan Chase & Co.	508,256	45,758,288
Wells Fargo & Co.	1,329,080	38,144,596

		118,771,378

Capital Markets (1.6%)
E*TRADE Financial Corp.	545,280	18,714,010

Consumer Finance (1.1%)
Capital One Financial Corp.	265,731	13,398,157

Insurance (6.4%)
American International Group, Inc.	860,402	20,864,748
Hartford Financial Services Group, Inc. (The)	321,099	11,315,529
Lincoln National Corp.	219,938	5,788,768
MetLife, Inc.	531,961	16,262,048
Willis Towers Watson plc	119,065	20,223,190

		74,454,283

Total Financials		225,337,828

Health Care (19.6%)
Biotechnology (1.1%)
Biogen, Inc.*	41,258	13,053,206

Health Care Equipment & Supplies (6.5%)
Koninklijke Philips NV (NYRS)	833,443	33,471,071
Medtronic plc	158,101	14,257,548
Smith & Nephew plc (ADR)(x)	789,570	28,321,876

		76,050,495

Health Care Providers & Services (5.2%)
Anthem, Inc.	76,910	17,461,646
Cigna Corp.	79,832	14,144,634
CVS Health Corp.	187,670	11,134,461
Laboratory Corp. of America Holdings*	145,932	18,444,346

		61,185,087

Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.	206,100	11,488,014
Mylan NV*	318,580	4,750,028
Pfizer, Inc.	884,276	28,862,769
Sanofi (ADR)	783,920	34,272,982

		79,373,793

Total Health Care		229,662,581

Industrials (7.2%)
Aerospace & Defense (1.3%)
BAE Systems plc (ADR)	601,534	15,369,194

Building Products (0.4%)
Masco Corp.	129,476	4,475,985

Construction & Engineering (1.4%)
Quanta Services, Inc.	491,878	15,607,289

Electrical Equipment (1.4%)
ABB Ltd. (ADR)(x)	321,042	5,541,185
Hubbell, Inc.	97,207	11,153,531

		16,694,716

Industrial Conglomerates (2.7%)
General Electric Co.	1,801,898	14,307,070
Siemens AG (ADR)	411,658	17,289,636

		31,596,706

Total Industrials		83,743,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.5%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	843,489	$33,157,553

Electronic Equipment, Instruments & Components (0.3%)
Flex Ltd.*	455,230	3,812,551

IT Services (1.1%)
Cognizant Technology Solutions Corp., Class A	266,677	12,392,480

Semiconductors & Semiconductor Equipment (0.7%)
Micron Technology, Inc.*	76,600	3,221,796
NXP Semiconductors NV	56,160	4,657,349

		7,879,145

Software (1.8%)
CDK Global, Inc.	303,830	9,980,815
Oracle Corp.	234,490	11,332,902

		21,313,717

Technology Hardware, Storage & Peripherals (0.8%)
Dell Technologies, Inc., Class C*	239,735	9,481,519

Total Information Technology		88,036,965

Materials (3.2%)
Chemicals (2.9%)
Corteva, Inc.	1,230,058	28,906,363
Dow, Inc.	177,047	5,176,854

		34,083,217

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	489,456	3,303,828

Total Materials		37,387,045

Real Estate (0.5%)
Real Estate Management & Development (0.5%)
Howard Hughes Corp. (The)*	115,860	5,853,247

Total Real Estate		5,853,247

Utilities (6.2%)
Electric Utilities (4.6%)
Edison International	49,923	2,735,281
Entergy Corp.	28,832	2,709,343
Exelon Corp.	606,316	22,318,492
FirstEnergy Corp.	662,920	26,563,204

		54,326,320

Independent Power and Renewable Electricity Producers (1.6%)
AES Corp.	1,355,938	18,440,757

Total Utilities		72,767,077

Total Common Stocks (98.1%) (Cost $1,308,712,907)		1,147,134,930

MASTER LIMITED PARTNERSHIP:
Financials (0.5%)
Capital Markets (0.5%)
Apollo Global Management, Inc. (Cost $8,738,111)	195,740	6,557,290

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,000,004, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $13,612,915, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $13,885,171.(xx)	13,612,911	13,612,911
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $1,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,612,911

Total Short-Term Investments (1.6%) (Cost $18,612,911)		18,612,911

Total Investments in Securities (100.2%) (Cost $1,336,063,929)		1,172,305,131
Other Assets Less Liabilities (-0.2%)		(2,489,076)

Net Assets (100%)		$1,169,816,055

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $18,432,001. This was collateralized by $282,371 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20 - 2/15/49 and by cash of $18,612,911 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$148,935,260	$—	$—	$148,935,260
Consumer Discretionary	73,552,441	—	—	73,552,441
Consumer Staples	89,370,164	—	—	89,370,164
Energy	92,488,432	—	—	92,488,432
Financials	225,337,828	—	—	225,337,828
Health Care	229,662,581	—	—	229,662,581
Industrials	83,743,890	—	—	83,743,890
Information Technology	88,036,965	—	—	88,036,965
Materials	37,387,045	—	—	37,387,045
Real Estate	5,853,247	—	—	5,853,247
Utilities	72,767,077	—	—	72,767,077
Master Limited Partnership
Financials	6,557,290	—	—	6,557,290
Short-Term Investments
Repurchase Agreements	—	18,612,911	—	18,612,911

Total Assets	$1,153,692,220	$18,612,911	$—	$1,172,305,131

Total Liabilities	$—	$—	$—	$—

Total	$1,153,692,220	$18,612,911	$—	$1,172,305,131

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,261,913
Aggregate gross unrealized depreciation	(275,642,875)

Net unrealized depreciation	$(175,380,962)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,347,686,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.9%)
Entertainment (4.1%)
Activision Blizzard, Inc.*	125,100	$7,440,948
Netflix, Inc.*	17,350	6,514,925

		13,955,873

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	68	79,013
Alphabet, Inc., Class C*	7,424	8,632,701
Facebook, Inc., Class A*	51,645	8,614,386

		17,326,100

Media (4.7%)
Cable One, Inc.	2,200	3,616,822
Charter Communications, Inc., Class A*	19,713	8,600,979
Comcast Corp., Class A	106,865	3,674,019

		15,891,820

Total Communication Services		47,173,793

Consumer Discretionary (7.6%)
Hotels, Restaurants & Leisure (4.2%)
Chipotle Mexican Grill, Inc.*	9,100	5,955,040
Hilton Grand Vacations, Inc.*	122,260	1,928,040
Royal Caribbean Cruises Ltd.	30,500	981,185
Wynn Resorts Ltd.	36,000	2,166,840
Yum! Brands, Inc.	45,100	3,090,703

		14,121,808

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	3,167	6,174,763
Booking Holdings, Inc.*	1,465	1,970,894

		8,145,657

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	43,842	3,627,487

Total Consumer Discretionary		25,894,952

Consumer Staples (5.2%)
Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	10,800	3,079,404

Food Products (1.0%)
Mondelez International, Inc., Class A	66,790	3,344,843

Household Products (1.0%)
Church & Dwight Co., Inc.	52,915	3,396,085

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	17,100	2,724,714

Tobacco (1.5%)
Philip Morris International, Inc.	69,700	5,085,312

Total Consumer Staples		17,630,358

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Chevron Corp.	28,475	2,063,299
Concho Resources, Inc.	41,800	1,791,130
ConocoPhillips	67,100	2,066,680
Enbridge, Inc.	86,200	2,507,558
EOG Resources, Inc.	63,200	2,270,144
Equitrans Midstream Corp.(x)	185,635	933,744

Total Energy		11,632,555

Financials (12.3%)
Banks (2.0%)
Bank of America Corp.	41,085	872,234
JPMorgan Chase & Co.	42,564	3,832,037
SVB Financial Group*	13,700	2,069,796

		6,774,067

Capital Markets (5.2%)
CME Group, Inc.	11,574	2,001,260
Intercontinental Exchange, Inc.	62,200	5,022,650
Moody’s Corp.	17,400	3,680,100
MSCI, Inc.	12,215	3,529,647
Nasdaq, Inc.	33,700	3,199,815

		17,433,472

Insurance (5.1%)
Aon plc	39,558	6,528,652
Chubb Ltd.	29,431	3,287,149
Marsh & McLennan Cos., Inc.	49,768	4,302,941
RenaissanceRe Holdings Ltd.	21,500	3,210,380

		17,329,122

Total Financials		41,536,661

Health Care (14.9%)
Biotechnology (8.0%)
Allakos, Inc.(x)*	17,800	791,922
Biohaven Pharmaceutical Holding Co. Ltd.*	101,105	3,440,603
Incyte Corp.*	19,100	1,398,693
Karuna Therapeutics, Inc.(x)*	23,000	1,656,000
Neurocrine Biosciences, Inc.*	45,400	3,929,370
Sage Therapeutics, Inc.*	23,500	674,920
Seattle Genetics, Inc.*	92,700	10,695,726
Ultragenyx Pharmaceutical, Inc.*	44,400	1,972,692
Vertex Pharmaceuticals, Inc.*	10,200	2,427,090

		26,987,016

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	35,000	2,761,850
Danaher Corp.	39,229	5,429,686
Edwards Lifesciences Corp.*	18,400	3,470,608

		11,662,144

Health Care Providers & Services (2.2%)
Anthem, Inc.	13,100	2,974,224
UnitedHealth Group, Inc.	18,500	4,613,530

		7,587,754

Pharmaceuticals (1.2%)
Eli Lilly & Co.	29,480	4,089,466

Total Health Care		50,326,380

Industrials (8.8%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	4,903	731,234
HEICO Corp.	12,200	910,242
HEICO Corp., Class A	15,600	996,840
Northrop Grumman Corp.	10,200	3,086,010
TransDigm Group, Inc.	11,358	3,636,718
United Technologies Corp.	27,825	2,624,732

		11,985,776

Commercial Services & Supplies (1.2%)
Waste Connections, Inc.	53,586	4,152,915

Machinery (1.5%)
Caterpillar, Inc.	9,485	1,100,639
Deere & Co.	14,200	1,961,872
Westinghouse Air Brake Technologies Corp.	39,955	1,923,034

		4,985,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.0%)
Equifax, Inc.	28,400	$3,392,380

Road & Rail (1.6%)
CSX Corp.	92,200	5,283,060

Total Industrials		29,799,676

Information Technology (22.2%)
Electronic Equipment, Instruments & Components (0.9%)
Trimble, Inc.*	100,100	3,186,183

IT Services (7.2%)
Fiserv, Inc.*	67,400	6,402,326
Global Payments, Inc.	34,300	4,947,089
GoDaddy, Inc., Class A*	38,100	2,175,891
Jack Henry & Associates, Inc.	20,881	3,241,566
LiveRamp Holdings, Inc.*	55,200	1,817,184
Visa, Inc., Class A	36,464	5,875,080

		24,459,136

Semiconductors & Semiconductor Equipment (6.3%)
ASML Holding NV (Registered) (NYRS)	26,794	7,010,382
Broadcom, Inc.	22,388	5,308,195
Intel Corp.	69,800	3,777,576
Micron Technology, Inc.*	123,300	5,185,998

		21,282,151

Software (7.0%)
Adobe, Inc.*	13,700	4,359,888
CDK Global, Inc.	78,600	2,582,010
Microsoft Corp.	66,300	10,456,173
ServiceNow, Inc.*	10,600	3,037,748
SVMK, Inc.*	241,380	3,261,044

		23,696,863

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	10,138	2,577,992

Total Information Technology		75,202,325

Materials (1.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	18,400	3,672,824

Metals & Mining (0.7%)
Allegheny Technologies, Inc.*	265,500	2,256,750

Total Materials		5,929,574

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
American Tower Corp. (REIT)	16,595	3,613,561
Crown Castle International Corp. (REIT)	22,600	3,263,440
Equinix, Inc. (REIT)	10,100	6,308,157

Total Real Estate		13,185,158

Utilities (1.7%)
Electric Utilities (0.6%)
Edison International	35,100	1,923,129

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp.	270,200	3,674,720

Total Utilities		5,597,849

Total Common Stocks (95.7%) (Cost $260,613,954)		323,909,281

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,239,466	3,239,789

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,954,597, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $1,993,689.(xx)	1,954,597	1,954,597

Total Repurchase Agreements		2,154,597

Total Short-Term Investments (1.6%) (Cost $5,394,086)		5,394,386

Total Investments in Securities (97.3%) (Cost $266,008,040)		329,303,667
Other Assets Less Liabilities (2.7%)		9,179,402

Net Assets (100%)		$338,483,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $2,894,457. This was collateralized by $738,890 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20 - 2/15/49 and by cash of $2,154,597 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$47,173,793	$—	$—	$47,173,793
Consumer Discretionary	25,894,952	—	—	25,894,952
Consumer Staples	17,630,358	—	—	17,630,358
Energy	11,632,555	—	—	11,632,555
Financials	41,536,661	—	—	41,536,661
Health Care	50,326,380	—	—	50,326,380
Industrials	29,799,676	—	—	29,799,676
Information Technology	75,202,325	—	—	75,202,325
Materials	5,929,574	—	—	5,929,574
Real Estate	13,185,158	—	—	13,185,158
Utilities	5,597,849	—	—	5,597,849
Short-Term Investments
Investment Company	3,239,789	—	—	3,239,789
Repurchase Agreements	—	2,154,597	—	2,154,597

Total Assets	$327,149,070	$2,154,597	$—	$329,303,667

Total Liabilities	$—	$—	$—	$—

Total	$327,149,070	$2,154,597	$—	$329,303,667

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,618,125
Aggregate gross unrealized depreciation	(40,245,977)

Net unrealized appreciation	$63,372,148

Federal income tax cost of investments in securities and derivative instruments, if applicable	$265,931,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.4%)
Entertainment (2.0%)
Walt Disney Co. (The)	65,162	$6,294,649

Interactive Media & Services (9.4%)
Alphabet, Inc., Class A*	3,326	3,864,646
Alphabet, Inc., Class C*	8,381	9,745,511
Facebook, Inc., Class A*	91,873	15,324,416

		28,934,573

Media (2.0%)
Comcast Corp., Class A	179,733	6,179,186

Total Communication Services		41,408,408

Consumer Discretionary (15.3%)
Auto Components (0.7%)
Aptiv plc	40,580	1,998,159

Internet & Direct Marketing Retail (11.5%)
Alibaba Group Holding Ltd. (ADR)*	33,070	6,431,454
Amazon.com, Inc.*	13,026	25,397,053
Booking Holdings, Inc.*	2,786	3,748,062

		35,576,569

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	35,780	3,338,989
Home Depot, Inc. (The)	33,915	6,332,270

		9,671,259

Total Consumer Discretionary		47,245,987

Consumer Staples (3.9%)
Beverages (2.0%)
Anheuser-Busch InBev SA/NV (ADR)(x)	67,384	2,972,982
Monster Beverage Corp.*	56,980	3,205,695

		6,178,677

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	20,797	5,929,848

Total Consumer Staples		12,108,525

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Pioneer Natural Resources Co.	28,779	2,018,847

Total Energy		2,018,847

Financials (2.7%)
Capital Markets (1.1%)
Charles Schwab Corp. (The)	100,628	3,383,113

Consumer Finance (1.6%)
American Express Co.	57,532	4,925,315

Total Financials		8,308,428

Health Care (13.5%)
Biotechnology (4.2%)
Alexion Pharmaceuticals, Inc.*	46,737	4,196,515
Amgen, Inc.	24,710	5,009,458
BioMarin Pharmaceutical, Inc.*	44,680	3,775,460

		12,981,433

Health Care Equipment & Supplies (0.4%)
Alcon, Inc.*	26,380	1,340,632

Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	42,805	10,674,711

Life Sciences Tools & Services (2.7%)
Thermo Fisher Scientific, Inc.	29,387	8,334,153

Pharmaceuticals (2.8%)
Zoetis, Inc.	72,937	8,583,956

Total Health Care		41,914,885

Industrials (11.0%)
Aerospace & Defense (1.7%)
United Technologies Corp.	55,290	5,215,506

Air Freight & Logistics (2.8%)
CH Robinson Worldwide, Inc.	32,533	2,153,685
United Parcel Service, Inc., Class B	68,918	6,438,319

		8,592,004

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	42,380	5,670,020

Professional Services (1.7%)
IHS Markit Ltd.	88,873	5,332,380

Road & Rail (1.4%)
Uber Technologies, Inc.*	150,260	4,195,259

Trading Companies & Distributors (1.6%)
WW Grainger, Inc.	20,020	4,974,970

Total Industrials		33,980,139

Information Technology (34.3%)
IT Services (8.6%)
Akamai Technologies, Inc.*	81,056	7,415,814
Fidelity National Information Services, Inc.	43,010	5,231,736
Visa, Inc., Class A	86,001	13,856,481

		26,504,031

Semiconductors & Semiconductor Equipment (5.6%)
NVIDIA Corp.	28,390	7,483,604
QUALCOMM, Inc.	88,900	6,014,085
Texas Instruments, Inc.	38,796	3,876,884

		17,374,573

Software (15.9%)
Adobe, Inc.*	31,329	9,970,141
Microsoft Corp.	121,167	19,109,248
Nutanix, Inc., Class A*	109,130	1,724,254
Palo Alto Networks, Inc.*	22,180	3,636,633
salesforce.com, Inc.*	36,980	5,324,380
Splunk, Inc.*	42,155	5,321,226
VMware, Inc., Class A*	34,871	4,222,878

		49,308,760

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	50,731	12,900,386

Total Information Technology		106,087,750

Materials (1.6%)
Chemicals (1.6%)
Ecolab, Inc.	30,978	4,827,302

Total Materials		4,827,302

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Equinix, Inc. (REIT)	10,900	6,807,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$6,807,813

Total Common Stocks (98.5%) (Cost $214,913,277)		304,708,084

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,402,661, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $1,430,714.(xx)	1,402,661	1,402,661
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,702,661

Total Short-Term Investments (0.9%) (Cost $2,702,661)		2,702,661

Total Investments in Securities (99.4%) (Cost $217,615,938)		307,410,745
Other Assets Less Liabilities (0.6%)		1,872,802

Net Assets (100%)		$309,283,547

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $2,359,802. This was collateralized by cash of $2,702,661 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,408,408	$—	$—	$41,408,408
Consumer Discretionary	47,245,987	—	—	47,245,987
Consumer Staples	12,108,525	—	—	12,108,525
Energy	2,018,847	—	—	2,018,847
Financials	8,308,428	—	—	8,308,428
Health Care	41,914,885	—	—	41,914,885
Industrials	33,980,139	—	—	33,980,139
Information Technology	106,087,750	—	—	106,087,750
Materials	4,827,302	—	—	4,827,302
Real Estate	6,807,813	—	—	6,807,813
Short-Term Investments
Repurchase Agreements	—	2,702,661	—	2,702,661

Total Assets	$304,708,084	$2,702,661	$—	$307,410,745

Total Liabilities	$—	$—	$—	$—

Total	$304,708,084	$2,702,661	$—	$307,410,745

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,646,209
Aggregate gross unrealized depreciation	(24,391,642)

Net unrealized appreciation	$88,254,567

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,156,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	22,753	$663,250
CenturyLink, Inc.	3,022	28,588
Verizon Communications, Inc.	12,882	692,150

		1,383,988

Entertainment (1.8%)
Activision Blizzard, Inc.*	2,394	142,395
Electronic Arts, Inc.*	898	89,953
Live Nation Entertainment, Inc.*	439	19,957
Netflix, Inc.*	1,368	513,684
Take-Two Interactive Software, Inc.*	354	41,988
Walt Disney Co. (The)	5,614	542,312
World Wrestling Entertainment, Inc., Class A(x)	9,700	329,121
Zynga, Inc., Class A*	213,440	1,462,064

		3,141,474

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	933	1,084,099
Alphabet, Inc., Class C*	931	1,082,576
Facebook, Inc., Class A*	7,496	1,250,333
Twitter, Inc.*	2,398	58,895

		3,475,903

Media (0.6%)
Charter Communications, Inc., Class A*	488	212,919
Comcast Corp., Class A	14,140	486,133
comScore, Inc.*	65,920	185,895
Discovery, Inc., Class A(x)*	448	8,709
Discovery, Inc., Class C*	1,021	17,909
DISH Network Corp., Class A*	805	16,092
Fox Corp., Class A	1,054	24,906
Fox Corp., Class B	517	11,829
Interpublic Group of Cos., Inc. (The)	1,172	18,975
News Corp., Class A	1,260	11,308
News Corp., Class B	412	3,704
Omnicom Group, Inc.	687	37,716
Tribune Co. Litigation Interests, Class 1C(r)*	24,151	—
ViacomCBS, Inc.	1,665	23,327

		1,059,422

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	978	82,054

Total Communication Services		9,142,841

Consumer Discretionary (11.0%)
Auto Components (0.5%)
Aptiv plc	801	39,441
BorgWarner, Inc.	634	15,451
Fox Factory Holding Corp.*	20,630	866,460

		921,352

Automobiles (0.1%)
Ford Motor Co.	12,269	59,259
General Motors Co.	3,896	80,959
Harley-Davidson, Inc.	492	9,314

		149,532

Distributors (0.0%)
Genuine Parts Co.	465	31,309
LKQ Corp.*	973	19,956

		51,265

Diversified Consumer Services (0.0%)
H&R Block, Inc.	583	8,209

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.(x)	1,233	16,239
Chipotle Mexican Grill, Inc.*	79	51,698
Darden Restaurants, Inc.	395	21,512
Hilton Worldwide Holdings, Inc.	877	59,846
Las Vegas Sands Corp.	1,050	44,593
Marriott International, Inc., Class A	834	62,392
McDonald’s Corp.	2,342	387,250
MGM Resorts International	1,573	18,561
Norwegian Cruise Line Holdings Ltd.*	644	7,058
Royal Caribbean Cruises Ltd.	548	17,629
Starbucks Corp.	3,679	241,857
Wynn Resorts Ltd.	305	18,358
Yum! Brands, Inc.	943	64,624

		1,011,617

Household Durables (0.1%)
DR Horton, Inc.	1,036	35,224
Garmin Ltd.	448	33,582
Leggett & Platt, Inc.	380	10,139
Lennar Corp., Class A	880	33,616
Mohawk Industries, Inc.*	193	14,714
Newell Brands, Inc.	1,191	15,817
NVR, Inc.*	11	28,260
PulteGroup, Inc.	794	17,722
Whirlpool Corp.	194	16,645

		205,719

Internet & Direct Marketing Retail (4.5%)
Alibaba Group Holding Ltd. (ADR)*	9,290	1,806,719
Amazon.com, Inc.*	1,297	2,528,787
Booking Holdings, Inc.*	130	174,892
eBay, Inc.	2,375	71,392
Expedia Group, Inc.	12,935	727,852
MercadoLibre, Inc.*	4,700	2,296,326
RealReal, Inc. (The)(x)*	32,450	227,475

		7,833,443

Leisure Products (0.0%)
Hasbro, Inc.	401	28,691

Multiline Retail (0.2%)
Dollar General Corp.	792	119,600
Dollar Tree, Inc.*	733	53,853
Kohl’s Corp.	470	6,857
Macy’s, Inc.(x)	923	4,532
Nordstrom, Inc.(x)	314	4,817
Target Corp.	1,581	146,986

		336,645

Specialty Retail (4.4%)
Advance Auto Parts, Inc.	3,018	281,640
AutoZone, Inc.*	74	62,604
Best Buy Co., Inc.	710	40,470
CarMax, Inc.*	500	26,915
Carvana Co.(x)*	36,920	2,033,923
Gap, Inc. (The)	633	4,456
Home Depot, Inc. (The)	3,390	632,947
L Brands, Inc.	781	9,028
Lowe’s Cos., Inc.	18,364	1,580,222
O’Reilly Automotive, Inc.*	234	70,446
Ross Stores, Inc.	28,611	2,488,298
Tiffany & Co.	334	43,253
TJX Cos., Inc. (The)	3,790	181,200
Tractor Supply Co.	373	31,537
Ulta Beauty, Inc.*	174	30,572

		7,517,511

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	436	4,704
Crocs, Inc.*	34,860	592,271
Hanesbrands, Inc.(x)	1,203	9,468
NIKE, Inc., Class B	3,875	320,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PVH Corp.	228	$8,582
Ralph Lauren Corp.(x)	142	9,490
Tapestry, Inc.	888	11,500
Under Armour, Inc., Class A*	523	4,817
Under Armour, Inc., Class C*	527	4,247
VF Corp.	1,026	55,486

		1,021,183

Total Consumer Discretionary		19,085,167

Consumer Staples (5.6%)
Beverages (1.8%)
Brown-Forman Corp., Class B	564	31,307
Coca-Cola Co. (The)	12,011	531,487
Constellation Brands, Inc., Class A	7,155	1,025,741
Molson Coors Beverage Co., Class B	578	22,548
Monster Beverage Corp.*	19,018	1,069,953
PepsiCo, Inc.	4,344	521,714

		3,202,750

Food & Staples Retailing (2.2%)
BJ’s Wholesale Club Holdings, Inc.*	63,310	1,612,506
Casey’s General Stores, Inc.	7,620	1,009,574
Costco Wholesale Corp.	1,376	392,339
Kroger Co. (The)	2,543	76,595
Sysco Corp.	1,592	72,643
Walgreens Boots Alliance, Inc.	2,307	105,545
Walmart, Inc.	4,432	503,564

		3,772,766

Food Products (0.5%)
Archer-Daniels-Midland Co.	1,724	60,650
Campbell Soup Co.	524	24,188
Conagra Brands, Inc.	1,495	43,863
General Mills, Inc.	1,880	99,208
Hershey Co. (The)	462	61,215
Hormel Foods Corp.	838	39,084
JM Smucker Co. (The)	350	38,850
Kellogg Co.	801	48,052
Kraft Heinz Co. (The)	1,987	49,159
Lamb Weston Holdings, Inc.	451	25,752
McCormick & Co., Inc. (Non-Voting)	392	55,354
Mondelez International, Inc., Class A	4,489	224,809
Tyson Foods, Inc., Class A	937	54,224

		824,408

Household Products (0.7%)
Church & Dwight Co., Inc.	750	48,135
Clorox Co. (The)	393	68,087
Colgate-Palmolive Co.	2,690	178,509
Kimberly-Clark Corp.	1,059	135,414
Procter & Gamble Co. (The)	7,755	853,050

		1,283,195

Personal Products (0.1%)
Coty, Inc., Class A	925	4,773
Estee Lauder Cos., Inc. (The), Class A	698	111,219

		115,992

Tobacco (0.3%)
Altria Group, Inc.	5,820	225,060
Philip Morris International, Inc.	4,846	353,564

		578,624

Total Consumer Staples		9,777,735

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,012	21,126
Halliburton Co.	2,787	19,091
Helmerich & Payne, Inc.	306	4,789
National Oilwell Varco, Inc.	1,179	11,589
Schlumberger Ltd.	4,326	58,358
TechnipFMC plc	1,310	8,829

		123,782

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	1,203	5,029
Cabot Oil & Gas Corp.	1,291	22,192
Chevron Corp.	5,889	426,717
Concho Resources, Inc.	647	27,724
ConocoPhillips	3,405	104,874
Devon Energy Corp.	1,175	8,119
Diamondback Energy, Inc.	486	12,733
EOG Resources, Inc.	1,814	65,159
Exxon Mobil Corp.	13,179	500,407
Hess Corp.	817	27,206
HollyFrontier Corp.	453	11,103
Kinder Morgan, Inc.	6,106	84,996
Marathon Oil Corp.	2,481	8,162
Marathon Petroleum Corp.	2,028	47,901
Noble Energy, Inc.	1,489	8,994
Occidental Petroleum Corp.(x)	2,768	32,053
ONEOK, Inc.	1,264	27,568
Phillips 66	1,370	73,501
Pioneer Natural Resources Co.	3,488	244,683
Valero Energy Corp.	1,286	58,333
Williams Cos., Inc. (The)	3,713	52,539

		1,849,993

Total Energy		1,973,775

Financials (5.1%)
Banks (1.6%)
Bank of America Corp.	25,216	535,336
Citigroup, Inc.	6,800	286,416
Citizens Financial Group, Inc.	1,354	25,469
Comerica, Inc.	444	13,027
Fifth Third Bancorp	2,169	32,210
First Republic Bank	510	41,963
Huntington Bancshares, Inc.	3,207	26,329
JPMorgan Chase & Co.	9,769	879,503
KeyCorp	3,040	31,525
M&T Bank Corp.	411	42,510
People’s United Financial, Inc.	1,383	15,282
PNC Financial Services Group, Inc. (The)‡	1,364	130,562
Regions Financial Corp.	2,991	26,829
SVB Financial Group*	156	23,568
Truist Financial Corp.	4,164	128,418
US Bancorp	4,411	151,959
Wells Fargo & Co.	11,988	344,055
Zions Bancorp NA	546	14,611

		2,749,572

Capital Markets (1.9%)
Ameriprise Financial, Inc.	395	40,480
Bank of New York Mellon Corp. (The)	2,611	87,938
BlackRock, Inc.‡	367	161,469
Cboe Global Markets, Inc.	345	30,791
Charles Schwab Corp. (The)	3,561	119,721
CME Group, Inc.	1,113	192,449
E*TRADE Financial Corp.	712	24,436
Franklin Resources, Inc.(x)	876	14,620
Goldman Sachs Group, Inc. (The)	993	153,508
Intercontinental Exchange, Inc.	1,751	141,393
Invesco Ltd.	1,245	11,305
KKR & Co., Inc., Class A	63,710	1,495,274
MarketAxess Holdings, Inc.	116	38,578
Moody’s Corp.	512	108,288
Morgan Stanley	3,628	123,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
MSCI, Inc.	267	$77,152
Nasdaq, Inc.	357	33,897
Northern Trust Corp.	649	48,974
Raymond James Financial, Inc.	382	24,142
S&P Global, Inc.	755	185,013
State Street Corp.	1,133	60,355
T. Rowe Price Group, Inc.	723	70,601

		3,243,736

Consumer Finance (0.2%)
American Express Co.	2,090	178,925
Capital One Financial Corp.	1,441	72,655
Discover Financial Services	981	34,992
Synchrony Financial	1,809	29,107

		315,679

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	6,097	1,114,714

Insurance (0.8%)
Aflac, Inc.	2,263	77,485
Allstate Corp. (The)	998	91,547
American International Group, Inc.	2,719	65,936
Aon plc	732	120,809
Arthur J Gallagher & Co.	568	46,298
Assurant, Inc.	190	19,777
Chubb Ltd.	1,411	157,595
Cincinnati Financial Corp.	467	35,235
Everest Re Group Ltd.	133	25,592
Globe Life, Inc.	317	22,815
Hartford Financial Services Group, Inc. (The)	1,102	38,834
Lincoln National Corp.	603	15,871
Loews Corp.	789	27,481
Marsh & McLennan Cos., Inc.	1,580	136,607
MetLife, Inc.	2,422	74,041
Principal Financial Group, Inc.	792	24,821
Progressive Corp. (The)	1,830	135,127
Prudential Financial, Inc.	1,259	65,644
Travelers Cos., Inc. (The)	792	78,685
Unum Group	663	9,952
Willis Towers Watson plc	397	67,430
WR Berkley Corp.	449	23,424

		1,361,006

Total Financials		8,784,707

Health Care (12.1%)
Biotechnology (2.1%)
AbbVie, Inc.	4,603	350,703
Alexion Pharmaceuticals, Inc.*	687	61,686
Amgen, Inc.	1,849	374,848
Biogen, Inc.*	562	177,806
BioMarin Pharmaceutical, Inc.*	17,590	1,486,355
Gilead Sciences, Inc.	3,965	296,423
Incyte Corp.*	575	42,107
Regeneron Pharmaceuticals, Inc.*	250	122,072
Ultragenyx Pharmaceutical, Inc.*	11,470	509,612
Vertex Pharmaceuticals, Inc.*	800	190,360

		3,611,972

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	5,515	435,189
ABIOMED, Inc.*	139	20,177
Align Technology, Inc.*	223	38,791
Baxter International, Inc.	1,585	128,686
Becton Dickinson and Co.	848	194,845
Boston Scientific Corp.*	4,378	142,854
Cooper Cos., Inc. (The)	152	41,902
Danaher Corp.	1,999	276,681
Dentsply Sirona, Inc.	685	26,598
Edwards Lifesciences Corp.*	652	122,980
Hologic, Inc.*	851	29,870
IDEXX Laboratories, Inc.*	265	64,194
Insulet Corp.*	14,370	2,380,822
Intuitive Surgical, Inc.*	362	179,266
Medtronic plc	4,174	376,411
ResMed, Inc.	452	66,575
SmileDirectClub, Inc.(x)*	52,610	245,689
STERIS plc	264	36,952
Stryker Corp.	1,008	167,822
Teleflex, Inc.	145	42,465
Varian Medical Systems, Inc.*	286	29,361
Zimmer Biomet Holdings, Inc.	646	65,298

		5,113,428

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	473	41,860
Anthem, Inc.	790	179,362
Cardinal Health, Inc.	901	43,194
Centene Corp.*	1,858	110,384
Cigna Corp.	1,157	204,997
CVS Health Corp.	4,069	241,414
DaVita, Inc.*	266	20,232
HCA Healthcare, Inc.	822	73,857
Henry Schein, Inc.*	447	22,582
Humana, Inc.	411	129,062
Laboratory Corp. of America Holdings*	304	38,423
McKesson Corp.	493	66,683
Quest Diagnostics, Inc.	431	34,609
Surgery Partners, Inc.*	104,310	681,144
UnitedHealth Group, Inc.	2,957	737,417
Universal Health Services, Inc., Class B	252	24,968

		2,650,188

Health Care Technology (0.3%)
Cerner Corp.	964	60,722
Livongo Health, Inc.(x)*	15,570	444,212

		504,934

Life Sciences Tools & Services (3.2%)
Agilent Technologies, Inc.	978	70,044
Bio-Rad Laboratories, Inc., Class A*	5,020	1,759,811
Illumina, Inc.*	461	125,908
IQVIA Holdings, Inc.*	565	60,941
Mettler-Toledo International, Inc.*	76	52,479
PerkinElmer, Inc.	14,392	1,083,430
PPD, Inc.*	19,780	352,282
Syneos Health, Inc.*	42,260	1,665,889
Thermo Fisher Scientific, Inc.	1,249	354,217
Waters Corp.*	197	35,864

		5,560,865

Pharmaceuticals (2.0%)
Allergan plc	1,030	182,413
Bristol-Myers Squibb Co.	7,309	407,404
Eli Lilly & Co.	2,638	365,943
Johnson & Johnson	8,192	1,074,217
Merck & Co., Inc.	7,915	608,980
Mylan NV*	1,617	24,109
Perrigo Co. plc	421	20,246
Pfizer, Inc.	17,237	562,616
Zoetis, Inc.	1,474	173,475

		3,419,403

Total Health Care		20,860,790

Industrials (8.9%)
Aerospace & Defense (1.4%)
Arconic, Inc.	1,210	19,433
Boeing Co. (The)	1,667	248,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
General Dynamics Corp.	726	$96,057
Huntington Ingalls Industries, Inc.	123	22,412
L3Harris Technologies, Inc.	6,820	1,228,418
Lockheed Martin Corp.	778	263,703
Northrop Grumman Corp.	488	147,644
Raytheon Co.	868	113,838
Textron, Inc.	744	19,843
TransDigm Group, Inc.	155	49,630
United Technologies Corp.	2,531	238,749

		2,448,343

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	403	26,679
Expeditors International of Washington, Inc.	549	36,629
FedEx Corp.	737	89,369
United Parcel Service, Inc., Class B	2,186	204,216
XPO Logistics, Inc.*	16,130	786,337

		1,143,230

Airlines (0.1%)
Alaska Air Group, Inc.	372	10,591
American Airlines Group, Inc.(x)	1,218	14,847
Delta Air Lines, Inc.	1,794	51,183
Southwest Airlines Co.	1,475	52,525
United Airlines Holdings, Inc.*	675	21,296

		150,442

Building Products (1.4%)
Allegion plc	289	26,594
AO Smith Corp.	435	16,447
Fortune Brands Home & Security, Inc.	423	18,295
Johnson Controls International plc	2,399	64,677
Masco Corp.	895	30,940
Trane Technologies plc	746	61,612
Trex Co., Inc.*	28,090	2,251,133

		2,469,698

Commercial Services & Supplies (1.5%)
Cintas Corp.	261	45,210
Copart, Inc.*	34,160	2,340,643
Republic Services, Inc.	663	49,765
Rollins, Inc.	423	15,287
Waste Management, Inc.	1,221	113,016

		2,563,921

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	421	33,373
Quanta Services, Inc.	430	13,644

		47,017

Electrical Equipment (0.7%)
AMETEK, Inc.	711	51,206
Eaton Corp. plc	1,277	99,210
Emerson Electric Co.	1,895	90,297
Rockwell Automation, Inc.	367	55,384
Vertiv Holdings Co., Class A(x)*	104,490	903,838

		1,199,935

Industrial Conglomerates (0.5%)
3M Co.	1,787	243,943
General Electric Co.	27,240	216,286
Honeywell International, Inc.	2,220	297,014
Roper Technologies, Inc.	326	101,650

		858,893

Machinery (1.2%)
Caterpillar, Inc.	1,721	199,705
Cummins, Inc.	476	64,412
Deere & Co.	981	135,535
Dover Corp.	460	38,612
Flowserve Corp.	440	10,511
Fortive Corp.	940	51,879
IDEX Corp.	234	32,318
Illinois Tool Works, Inc.	914	129,898
Ingersoll Rand, Inc.*	1,078	26,734
PACCAR, Inc.	1,098	67,121
Parker-Hannifin Corp.	408	52,930
Pentair plc	489	14,553
Snap-on, Inc.	171	18,608
Stanley Black & Decker, Inc.	467	46,700
Tennant Co.	18,620	1,079,029
Westinghouse Air Brake Technologies Corp.	565	27,193
Xylem, Inc.	553	36,017

		2,031,755

Professional Services (0.1%)
Equifax, Inc.	372	44,435
IHS Markit Ltd.	1,244	74,640
Nielsen Holdings plc	1,090	13,669
Robert Half International, Inc.	371	14,005
Verisk Analytics, Inc.	520	72,478

		219,227

Road & Rail (0.9%)
CSX Corp.	2,422	138,781
JB Hunt Transport Services, Inc.	268	24,718
Kansas City Southern	299	38,027
Norfolk Southern Corp.	810	118,260
Old Dominion Freight Line, Inc.	297	38,984
Uber Technologies, Inc.*	29,460	822,523
Union Pacific Corp.	2,162	304,928

		1,486,221

Trading Companies & Distributors (0.4%)
Fastenal Co.	1,757	54,906
H&E Equipment Services, Inc.	45,250	664,270
United Rentals, Inc.*	236	24,285
WW Grainger, Inc.	134	33,299

		776,760

Total Industrials		15,395,442

Information Technology (28.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	173	35,041
Cisco Systems, Inc.	13,232	520,150
F5 Networks, Inc.*	189	20,153
Juniper Networks, Inc.	1,058	20,250
Motorola Solutions, Inc.	535	71,113

		666,707

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	918	66,904
CDW Corp.	449	41,878
Corning, Inc.	2,412	49,542
FLIR Systems, Inc.	413	13,171
IPG Photonics Corp.*	122	13,454
Keysight Technologies, Inc.*	578	48,367
nLight, Inc.*	47,210	495,233
TE Connectivity Ltd.	1,043	65,688
Zebra Technologies Corp., Class A*	168	30,845

		825,082

IT Services (6.6%)
Accenture plc, Class A	1,976	322,602
Akamai Technologies, Inc.*	498	45,562
Alliance Data Systems Corp.	126	4,240
Automatic Data Processing, Inc.	1,355	185,202
Broadridge Financial Solutions, Inc.	366	34,708
Cardtronics plc, Class A*	49,220	1,029,682
Cognizant Technology Solutions Corp., Class A	1,698	78,906
DXC Technology Co.	785	10,244
Fidelity National Information Services, Inc.	1,910	232,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fiserv, Inc.*	1,783	$169,367
FleetCor Technologies, Inc.*	273	50,926
Gartner, Inc.*	269	26,784
Global Payments, Inc.	936	134,999
International Business Machines Corp.	2,759	306,056
Jack Henry & Associates, Inc.	239	37,102
Leidos Holdings, Inc.	419	38,401
Mastercard, Inc., Class A	2,761	666,947
Paychex, Inc.	984	61,913
PayPal Holdings, Inc.*	3,654	349,834
Shopify, Inc., Class A*	7,570	3,156,160
VeriSign, Inc.*	324	58,349
Visa, Inc., Class A	17,142	2,761,919
Western Union Co. (The)	1,353	24,530
Wix.com Ltd.*	16,840	1,697,809

		11,484,575

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	3,643	165,684
Analog Devices, Inc.	1,155	103,546
Applied Materials, Inc.	2,869	131,458
Broadcom, Inc.	1,238	293,530
Intel Corp.	13,549	733,272
KLA Corp.	489	70,289
Lam Research Corp.	455	109,200
Maxim Integrated Products, Inc.	842	40,930
Microchip Technology, Inc.(x)	753	51,053
Micron Technology, Inc.*	3,479	146,327
NVIDIA Corp.	6,937	1,828,593
Qorvo, Inc.*	357	28,785
QUALCOMM, Inc.	3,571	241,578
Skyworks Solutions, Inc.	530	47,371
Texas Instruments, Inc.	2,912	290,996
Xilinx, Inc.	779	60,715

		4,343,327

Software (15.3%)
Adobe, Inc.*	9,620	3,061,469
ANSYS, Inc.*	264	61,372
Autodesk, Inc.*	686	107,085
Avaya Holdings Corp.*	131	1,060
Cadence Design Systems, Inc.*	888	58,643
Citrix Systems, Inc.	384	54,355
Cornerstone OnDemand, Inc.*	35,660	1,132,205
Datadog, Inc., Class A*	17,350	624,253
DocuSign, Inc.*	34,170	3,157,308
Dynatrace, Inc.*	26,010	620,078
FireEye, Inc.*	71,970	761,443
Fortinet, Inc.*	23,449	2,372,335
HubSpot, Inc.*	4,600	612,674
Intuit, Inc.	817	187,910
Microsoft Corp.	23,762	3,747,505
New Relic, Inc.*	21,250	982,600
NortonLifeLock, Inc.	1,762	32,967
Oracle Corp.	6,748	326,131
Paycom Software, Inc.*	153	30,907
Qualys, Inc.*	13,709	1,192,546
salesforce.com, Inc.*	2,763	397,817
ServiceNow, Inc.*	12,020	3,444,692
Splunk, Inc.*	2,990	377,428
Sprout Social, Inc., Class A(x)*	85,538	1,365,186
Synopsys, Inc.*	480	61,819
Varonis Systems, Inc.*	12,970	825,800
Yext, Inc.(x)*	83,921	855,155

		26,452,743

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	19,999	5,085,546
Hewlett Packard Enterprise Co.	3,929	38,150
HP, Inc.	4,611	80,047
NetApp, Inc.	719	29,975
Seagate Technology plc	722	35,234
Western Digital Corp.	932	38,790
Xerox Holdings Corp.	611	11,572

		5,319,314

Total Information Technology		49,091,748

Materials (1.5%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	687	137,132
Albemarle Corp.	332	18,715
Celanese Corp.	375	27,521
CF Industries Holdings, Inc.	675	18,360
Corteva, Inc.	2,315	54,402
Dow, Inc.	2,314	67,661
DuPont de Nemours, Inc.	2,315	78,942
Eastman Chemical Co.	409	19,051
Ecolab, Inc.	777	121,080
FMC Corp.	414	33,820
International Flavors & Fragrances, Inc.(x)	331	33,788
Linde plc	1,666	288,218
LyondellBasell Industries NV, Class A	801	39,754
Mosaic Co. (The)	1,091	11,805
PPG Industries, Inc.	726	60,694
Sherwin-Williams Co. (The)	256	117,637

		1,128,580

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	195	36,900
Summit Materials, Inc., Class A*	71,490	1,072,350
Vulcan Materials Co.	419	45,281

		1,154,531

Containers & Packaging (0.1%)
Amcor plc	4,997	40,576
Avery Dennison Corp.	248	25,264
Ball Corp.	1,029	66,535
International Paper Co.	1,232	38,352
Packaging Corp. of America	290	25,181
Sealed Air Corp.	476	11,762
Westrock Co.	786	22,212

		229,882

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,578	30,902
Newmont Corp.	2,515	113,879
Nucor Corp.	920	33,138

		177,919

Total Materials		2,690,912

Real Estate (5.4%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Alexandria Real Estate Equities, Inc. (REIT)	363	49,753
American Tower Corp. (REIT)	1,380	300,495
Apartment Investment & Management Co. (REIT), Class A	479	16,837
AvalonBay Communities, Inc. (REIT)	437	64,313
Boston Properties, Inc. (REIT)	446	41,135
Crown Castle International Corp. (REIT)	1,296	187,142
Digital Realty Trust, Inc. (REIT)	14,954	2,077,260
Duke Realty Corp. (REIT)	1,183	38,306
Equinix, Inc. (REIT)	267	166,760
Equity Residential (REIT)	1,081	66,708
Essex Property Trust, Inc. (REIT)	211	46,471
Extra Space Storage, Inc. (REIT)	387	37,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Federal Realty Investment
Trust (REIT)	229	$17,086
Healthpeak Properties, Inc. (REIT)	1,521	36,276
Host Hotels & Resorts, Inc. (REIT)	2,217	24,476
Iron Mountain, Inc. (REIT)	882	20,992
Kimco Realty Corp. (REIT)	1,263	12,213
Mid-America Apartment Communities, Inc. (REIT)	351	36,164
Outfront Media, Inc. (REIT)	39,210	528,551
Prologis, Inc. (REIT)	2,301	184,931
Public Storage (REIT)	459	91,162
Realty Income Corp. (REIT)	1,005	50,109
Regency Centers Corp. (REIT)	516	19,830
SBA Communications Corp. (REIT)	14,046	3,791,999
Simon Property Group, Inc. (REIT)	948	52,007
SL Green Realty Corp. (REIT)	262	11,292
UDR, Inc. (REIT)	898	32,813
Ventas, Inc. (REIT)	1,175	31,490
Vornado Realty Trust (REIT)	492	17,815
Welltower, Inc. (REIT)	1,284	58,781
Weyerhaeuser Co. (REIT)	2,296	38,917

		8,149,143

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	30,494	1,149,929

Total Real Estate		9,299,072

Utilities (1.4%)
Electric Utilities (0.9%)
Alliant Energy Corp.	773	37,328
American Electric Power Co., Inc.	1,545	123,569
Duke Energy Corp.	2,264	183,112
Edison International	1,127	61,748
Entergy Corp.	617	57,980
Evergy, Inc.	718	39,526
Eversource Energy	1,006	78,679
Exelon Corp.	3,038	111,829
FirstEnergy Corp.	1,677	67,198
NextEra Energy, Inc.	1,528	367,667
NRG Energy, Inc.	786	21,426
Pinnacle West Capital Corp.	347	26,299
PPL Corp.	2,289	56,493
Southern Co. (The)	3,265	176,767
Xcel Energy, Inc.	1,627	98,108

		1,507,729

Gas Utilities (0.0%)
Atmos Energy Corp.	373	37,013

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,039	27,730

Multi-Utilities (0.4%)
Ameren Corp.	780	56,807
CenterPoint Energy, Inc.	1,618	24,998
CMS Energy Corp.	899	52,816
Consolidated Edison, Inc.	1,041	81,198
Dominion Energy, Inc.	2,583	186,467
DTE Energy Co.	598	56,792
NiSource, Inc.	1,117	27,892
Public Service Enterprise Group, Inc.	1,553	69,745
Sempra Energy	878	99,205
WEC Energy Group, Inc.	999	88,042

		743,962

Water Utilities (0.1%)
American Water Works Co., Inc.	576	68,867

Total Utilities		2,385,301

Total Common Stocks (85.8%) (Cost $133,736,925)		148,487,490

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Newpark Resources, Inc. 4.000%, 12/1/21	$390,000	288,644

Total Energy		288,644

Corporate Bond (0.0%)
Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC 8.500%, 5/1/20(r)	5,264,099	—

Total Utilities		—

Total Long-Term Debt Securities (0.2%) (Cost $292,797)		288,644

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.8%)
JPMorgan Prime Money Market Fund, IM Shares	13,382,159	13,383,498

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $500,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,807,891, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,864,049.(xx)	$2,807,890	$2,807,890

Total Repurchase Agreements		3,707,890

Total Short-Term Investments (9.9%) (Cost $17,091,228)		17,091,388

Total Investments in Securities (95.9%) (Cost $151,120,950)		165,867,522
Other Assets Less Liabilities (4.1%)		7,098,171

Net Assets (100%)		$172,965,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $4,200,421. This was collateralized by $509,131 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20 - 11/15/49 and by cash of $3,707,890 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,364	217,735	—	—	—	(87,173)	130,562	1,569	—
Capital Markets
BlackRock, Inc.	367	184,491	—	—	—	(23,022)	161,469	1,332	—

Total		402,226	—	—	—	(110,195)	292,031	2,901	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(468)	6/2020	USD	(60,130,980)	527,256

					527,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$9,142,841	$—	$—	(a)	$9,142,841
Consumer Discretionary	19,085,167	—	—		19,085,167
Consumer Staples	9,777,735	—	—		9,777,735
Energy	1,973,775	—	—		1,973,775
Financials	8,784,707	—	—		8,784,707
Health Care	20,860,790	—	—		20,860,790
Industrials	15,395,442	—	—		15,395,442
Information Technology	49,091,748	—	—		49,091,748
Materials	2,690,912	—	—		2,690,912
Real Estate	9,299,072	—	—		9,299,072
Utilities	2,385,301	—	—		2,385,301
Convertible Bond
Energy	—	288,644	—		288,644
Corporate Bond
Utilities	—	—	—	(a)	—	(a)
Futures	527,256	—	—		527,256
Short-Term Investments
Investment Company	13,383,498	—	—		13,383,498
Repurchase Agreements	—	3,707,890	—		3,707,890

Total Assets	$162,398,244	$3,996,534	$—		$166,394,778

Total Liabilities	$—	$—	$—		$—

Total	$162,398,244	$3,996,534	$—		$166,394,778

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,835,945
Aggregate gross unrealized depreciation	(18,757,864)

Net unrealized appreciation	$14,078,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$152,316,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,367,078	$39,850,324
CenturyLink, Inc.	194,275	1,837,841
Cogent Communications Holdings, Inc.	6,300	516,411
GCI Liberty, Inc., Class A*	21,686	1,235,451
Iridium Communications, Inc.*	18,800	419,804
Verizon Communications, Inc.	774,994	41,640,428
Vonage Holdings Corp.*	43,100	311,613

		85,811,872

Entertainment (1.8%)
Activision Blizzard, Inc.*	146,800	8,731,664
Cinemark Holdings, Inc.	20,600	209,914
Electronic Arts, Inc.*	54,300	5,439,231
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,109,568
Lions Gate Entertainment Corp., Class B*	4,500	25,110
Live Nation Entertainment, Inc.*	25,200	1,145,592
Madison Square Garden Co. (The), Class A*	3,929	830,630
Netflix, Inc.*	79,100	29,702,050
Roku, Inc.*	16,000	1,399,680
Spotify Technology SA*	23,000	2,793,120
Take-Two Interactive Software, Inc.*	21,800	2,585,698
Walt Disney Co. (The)	330,639	31,939,727
World Wrestling Entertainment, Inc., Class A(x)	8,700	295,191
Zynga, Inc., Class A*	165,300	1,132,305

		87,339,480

Interactive Media & Services (4.6%)
Alphabet, Inc., Class A*	56,225	65,330,639
Alphabet, Inc., Class C*	56,319	65,488,296
Cargurus, Inc.*	14,400	272,736
Facebook, Inc., Class A*	449,000	74,893,200
IAC/InterActiveCorp*	14,850	2,661,566
Match Group, Inc.(x)*	10,300	680,212
TripAdvisor, Inc.	26,605	462,661
Twitter, Inc.*	147,100	3,612,776
Yelp, Inc.*	6,500	117,195
Zillow Group, Inc., Class A*	10,600	360,082
Zillow Group, Inc., Class C(x)*	23,524	847,334

		214,726,697

Media (1.4%)
Altice USA, Inc., Class A*	64,100	1,428,789
AMC Networks, Inc., Class A*	812	19,740
Cable One, Inc.	900	1,479,609
Charter Communications, Inc., Class A*	28,975	12,642,082
Clear Channel Outdoor Holdings, Inc.*	40,800	26,112
Comcast Corp., Class A	843,348	28,994,304
Discovery, Inc., Class A(x)*	37,900	736,776
Discovery, Inc., Class C*	79,909	1,401,604
DISH Network Corp., Class A*	47,529	950,105
Fox Corp., Class A	72,608	1,715,727
Fox Corp., Class B	32,333	739,779
Interpublic Group of Cos., Inc. (The)	77,600	1,256,344
John Wiley & Sons, Inc., Class A	1,800	67,482
Liberty Broadband Corp., Class A*	5,100	545,700
Liberty Broadband Corp., Class C*	20,248	2,241,858
Liberty Latin America Ltd., Class C*	13,800	141,588
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	782,648
Liberty Media Corp.-Liberty SiriusXM, Class C*	29,294	926,276
New York Times Co. (The), Class A	31,600	970,436
News Corp., Class A	93,361	837,915
Nexstar Media Group, Inc., Class A	9,772	564,138
Omnicom Group, Inc.	42,600	2,338,740
Sinclair Broadcast Group, Inc., Class A	13,300	213,864
Sirius XM Holdings, Inc.(x)	276,240	1,364,626
TEGNA, Inc.	35,200	382,272
ViacomCBS, Inc.	110,616	1,549,730

		64,318,244

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	6,000	295,500
Sprint Corp.*	106,300	916,306
Telephone & Data Systems, Inc.	21,286	356,754
T-Mobile US, Inc.*	62,100	5,210,190

		6,778,750

Total Communication Services		458,975,043

Consumer Discretionary (10.0%)
Auto Components (0.1%)
Adient plc*	3,653	33,133
Aptiv plc	52,800	2,599,872
BorgWarner, Inc.	46,560	1,134,667
Cooper-Standard Holdings, Inc.*	3,600	36,972
Dana, Inc.	19,100	149,171
Dorman Products, Inc.*	2,400	132,648
Fox Factory Holding Corp.*	1,900	79,800
Gentex Corp.	56,600	1,254,256
Gentherm, Inc.*	4,200	131,880
Goodyear Tire & Rubber Co. (The)	5,000	29,100
LCI Industries	3,100	207,173
Lear Corp.	14,500	1,178,125
Visteon Corp.*	1,000	47,980

		7,014,777

Automobiles (0.5%)
Ford Motor Co.	755,536	3,649,239
General Motors Co.	242,300	5,034,994
Harley-Davidson, Inc.	35,950	680,533
Tesla, Inc.*	27,400	14,357,600
Thor Industries, Inc.	10,700	451,326

		24,173,692

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	105,709
Genuine Parts Co.	30,900	2,080,497
LKQ Corp.*	59,300	1,216,243
Pool Corp.	7,700	1,515,129

		4,917,578

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	1,100	29,469
Bright Horizons Family Solutions, Inc.*	12,000	1,224,000
Chegg, Inc.*	20,100	719,178
frontdoor, Inc.*	15,900	553,002
Graham Holdings Co., Class B	900	307,053
Grand Canyon Education, Inc.*	9,300	709,451
H&R Block, Inc.	39,750	559,680
Houghton Mifflin Harcourt Co.*	7,700	14,476
Laureate Education, Inc., Class A*	16,300	171,313
Service Corp. International	42,000	1,642,620
ServiceMaster Global Holdings, Inc.*	31,800	858,600
Strategic Education, Inc.	4,200	586,992

		7,375,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.7%)
Aramark	46,200	$922,614
Bloomin’ Brands, Inc.	7,200	51,408
Boyd Gaming Corp.	15,000	216,300
Caesars Entertainment Corp.*	122,500	828,100
Carnival Corp.(x)	76,860	1,012,246
Cheesecake Factory, Inc. (The)(x)	2,400	40,992
Chipotle Mexican Grill, Inc.*	5,200	3,402,880
Choice Hotels International, Inc.	7,400	453,250
Churchill Downs, Inc.	6,600	679,470
Cracker Barrel Old Country Store, Inc.	5,800	482,676
Darden Restaurants, Inc.	26,850	1,462,251
Domino’s Pizza, Inc.	8,700	2,819,409
Dunkin’ Brands Group, Inc.	21,300	1,131,030
Eldorado Resorts, Inc.(x)*	13,500	194,400
Extended Stay America, Inc.	36,500	266,815
Hilton Grand Vacations, Inc.*	11,340	178,832
Hilton Worldwide Holdings, Inc.	52,633	3,591,676
Hyatt Hotels Corp., Class A(x)	9,300	445,470
International Game Technology plc(x)	3,700	22,015
Las Vegas Sands Corp.	66,500	2,824,255
Marriott International, Inc., Class A	52,705	3,942,861
Marriott Vacations Worldwide Corp.	8,171	454,144
McDonald’s Corp.	142,521	23,565,847
MGM Resorts International	96,400	1,137,520
Norwegian Cruise Line Holdings Ltd.*	42,200	462,512
Penn National Gaming, Inc.(x)*	18,200	230,230
Planet Fitness, Inc., Class A*	18,400	896,080
Red Rock Resorts, Inc., Class A	7,700	65,835
Royal Caribbean Cruises Ltd.	33,350	1,072,870
SeaWorld Entertainment, Inc.*	2,700	29,754
Shake Shack, Inc., Class A(x)*	5,700	215,118
Six Flags Entertainment Corp.	16,884	211,725
Starbucks Corp.	223,300	14,679,742
Texas Roadhouse, Inc.	18,200	751,660
Vail Resorts, Inc.	8,300	1,225,993
Wendy’s Co. (The)	47,800	711,264
Wingstop, Inc.	5,500	438,350
Wyndham Destinations, Inc.	21,270	461,559
Wyndham Hotels & Resorts, Inc.	21,270	670,218
Wynn Resorts Ltd.	21,200	1,276,028
Yum China Holdings, Inc.	67,740	2,887,756
Yum! Brands, Inc.	60,840	4,169,365

		80,582,520

Household Durables (0.3%)
DR Horton, Inc.	65,800	2,237,200
Garmin Ltd.	26,100	1,956,456
Helen of Troy Ltd.*	6,000	864,180
KB Home	16,700	302,270
Leggett & Platt, Inc.	33,200	885,776
Lennar Corp., Class A	51,689	1,974,520
M.D.C. Holdings, Inc.	700	16,240
Meritage Homes Corp.*	7,000	255,570
Mohawk Industries, Inc.*	11,400	869,136
Newell Brands, Inc.	88,190	1,171,163
NVR, Inc.*	600	1,541,466
PulteGroup, Inc.	48,900	1,091,448
Taylor Morrison Home Corp., Class A*	24,400	268,400
Tempur Sealy International, Inc.*	10,100	441,471
Toll Brothers, Inc.	32,900	633,325
TopBuild Corp.*	7,011	502,268
Whirlpool Corp.	14,420	1,237,236

		16,248,125

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	79,310	154,632,293
Booking Holdings, Inc.*	7,880	10,601,122
eBay, Inc.	153,370	4,610,302
Etsy, Inc.*	24,700	949,468
Expedia Group, Inc.	27,887	1,569,201
Grubhub, Inc.*	18,300	745,359
Qurate Retail, Inc., Class A*	34,920	213,187
Stitch Fix, Inc., Class A(x)*	14,900	189,230
Wayfair, Inc., Class A(x)*	11,600	619,904

		174,130,066

Leisure Products (0.1%)
Brunswick Corp.	22,600	799,362
Hasbro, Inc.	22,600	1,617,030
Mattel, Inc.(x)*	79,800	703,038
Polaris, Inc.	12,300	592,245

		3,711,675

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	2,200	81,290
Dollar General Corp.	50,600	7,641,106
Dollar Tree, Inc.*	45,623	3,351,922
Kohl’s Corp.	36,010	525,386
Macy’s, Inc.(x)	74,400	365,304
Nordstrom, Inc.	24,390	374,143
Ollie’s Bargain Outlet Holdings, Inc.(x)*	10,100	468,034
Target Corp.	97,360	9,051,559

		21,858,744

Specialty Retail (2.1%)
Aaron’s, Inc.	14,600	332,588
Advance Auto Parts, Inc.	14,550	1,357,806
AutoNation, Inc.*	10,800	303,048
AutoZone, Inc.*	4,390	3,713,940
Best Buy Co., Inc.	47,210	2,690,970
Burlington Stores, Inc.*	12,300	1,949,058
Camping World Holdings, Inc., Class A(x)	300	1,707
CarMax, Inc.*	31,750	1,709,102
Carvana Co.(x)*	6,300	347,067
Dick’s Sporting Goods, Inc.	13,200	280,632
Five Below, Inc.*	10,700	753,066
Floor & Decor Holdings, Inc., Class A*	13,000	417,170
Foot Locker, Inc.	24,200	533,610
Gap, Inc. (The)	51,790	364,602
Home Depot, Inc. (The)	206,360	38,529,476
L Brands, Inc.	58,690	678,456
Lithia Motors, Inc., Class A(x)	4,300	351,697
Lowe’s Cos., Inc.	146,040	12,566,742
Michaels Cos., Inc. (The)(x)*	16,200	26,244
Monro, Inc.	5,300	232,193
Murphy USA, Inc.*	3,855	325,208
National Vision Holdings, Inc.*	14,700	285,474
O’Reilly Automotive, Inc.*	15,050	4,530,803
Penske Automotive Group, Inc.	1,800	50,400
RH(x)*	3,500	351,645
Ross Stores, Inc.	66,920	5,820,032
Sally Beauty Holdings, Inc.*	8,800	71,104
Tiffany & Co.	25,500	3,302,250
TJX Cos., Inc. (The)	228,900	10,943,709
Tractor Supply Co.	27,000	2,282,850
Ulta Beauty, Inc.*	11,800	2,073,260
Urban Outfitters, Inc.*	14,600	207,904
Williams-Sonoma, Inc.	18,000	765,360

		98,149,173

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	31,300	337,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Carter’s, Inc.	10,480	$688,850
Columbia Sportswear Co.	5,200	362,804
Crocs, Inc.*	13,000	220,870
Deckers Outdoor Corp.*	7,200	964,800
Hanesbrands, Inc.	80,200	631,174
Kontoor Brands, Inc.(x)	4,242	81,319
Lululemon Athletica, Inc.*	23,000	4,359,650
NIKE, Inc., Class B	233,620	19,329,719
PVH Corp.	17,081	642,929
Ralph Lauren Corp.	11,370	759,857
Skechers U.S.A., Inc., Class A*	30,600	726,444
Steven Madden Ltd.	13,803	320,644
Tapestry, Inc.	65,220	844,599
Under Armour, Inc., Class A*	44,900	413,529
Under Armour, Inc., Class C*	45,218	364,457
VF Corp.	60,000	3,244,800
Wolverine World Wide, Inc.	11,700	177,840

		34,472,012

Total Consumer Discretionary		472,634,196

Consumer Staples (7.0%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,600	588,096
Brown-Forman Corp., Class A	13,400	688,492
Brown-Forman Corp., Class B	33,475	1,858,197
Coca-Cola Co. (The)	720,240	31,870,620
Constellation Brands, Inc., Class A	31,700	4,544,512
Keurig Dr Pepper, Inc.(x)	37,710	915,222
Molson Coors Beverage Co., Class B	40,350	1,574,054
Monster Beverage Corp.*	73,400	4,129,484
PepsiCo, Inc.	262,290	31,501,029

		77,669,706

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	7,100	940,679
Costco Wholesale Corp.	82,550	23,537,482
Kroger Co. (The)	160,120	4,822,814
Performance Food Group Co.*	18,500	457,320
Sysco Corp.	93,250	4,254,998
US Foods Holding Corp.*	43,800	775,698
Walgreens Boots Alliance, Inc.	141,080	6,454,410
Walmart, Inc.	264,820	30,088,848

		71,332,249

Food Products (1.2%)
Archer-Daniels-Midland Co.	115,160	4,051,329
Beyond Meat, Inc.(x)*	9,000	599,400
Bunge Ltd.	28,780	1,180,843
Campbell Soup Co.	31,300	1,444,808
Conagra Brands, Inc.	95,092	2,789,999
Darling Ingredients, Inc.*	28,800	552,096
Flowers Foods, Inc.	47,400	972,648
Freshpet, Inc.*	6,400	408,768
General Mills, Inc.	117,900	6,221,583
Hershey Co. (The)	27,550	3,650,375
Hormel Foods Corp.	54,400	2,537,216
Ingredion, Inc.	17,300	1,306,150
J&J Snack Foods Corp.	2,800	338,800
JM Smucker Co. (The)	21,927	2,433,897
Kellogg Co.	46,000	2,759,540
Kraft Heinz Co. (The)	122,236	3,024,119
Lamb Weston Holdings, Inc.	28,150	1,607,365
Lancaster Colony Corp.	3,200	462,848
McCormick & Co., Inc. (Non-Voting)	25,650	3,622,036
Mondelez International, Inc., Class A	271,810	13,612,245
Post Holdings, Inc.*	14,800	1,227,956
Sanderson Farms, Inc.	3,700	456,284
TreeHouse Foods, Inc.*	2,600	114,790
Tyson Foods, Inc., Class A	56,100	3,246,507

		58,621,602

Household Products (1.7%)
Church & Dwight Co., Inc.	50,900	3,266,762
Clorox Co. (The)	23,750	4,114,688
Colgate-Palmolive Co.	162,920	10,811,371
Energizer Holdings, Inc.(x)	16,450	497,613
Kimberly-Clark Corp.	66,200	8,464,994
Procter & Gamble Co. (The)	462,845	50,912,950
Reynolds Consumer Products, Inc.	8,943	260,867
Spectrum Brands Holdings, Inc.	7,968	289,796
WD-40 Co.	2,700	542,295

		79,161,336

Personal Products (0.2%)
Coty, Inc., Class A	62,071	320,286
Estee Lauder Cos., Inc. (The), Class A	41,100	6,548,874
Herbalife Nutrition Ltd.*	23,700	691,092

		7,560,252

Tobacco (0.7%)
Altria Group, Inc.	354,290	13,700,394
Philip Morris International, Inc.	294,130	21,459,725

		35,160,119

Total Consumer Staples		329,505,264

Energy (2.4%)
Energy Equipment & Services (0.2%)
Apergy Corp.*	4,795	27,571
Archrock, Inc.	16,900	63,544
Baker Hughes Co.	121,884	1,279,782
Cactus, Inc., Class A	10,400	120,640
Covia Holdings Corp.(x)*	1,579	902
Dril-Quip, Inc.*	5,800	176,900
Exterran Corp.*	7,850	37,680
Forum Energy Technologies, Inc.*	4,000	709
Frank’s International NV*	30,100	77,959
Halliburton Co.	164,730	1,128,401
Helmerich & Payne, Inc.	22,200	347,430
KLX Energy Services Holdings, Inc.(x)*	3,092	2,165
Nabors Industries Ltd.(x)	60,500	23,601
National Oilwell Varco, Inc.	85,380	839,285
NexTier Oilfield Solutions, Inc.*	21,924	25,651
Noble Corp. plc(x)*	55,400	14,404
Oceaneering International, Inc.*	20,400	59,976
Oil States International, Inc.*	14,600	29,638
Patterson-UTI Energy, Inc.	3,000	7,050
ProPetro Holding Corp.*	12,700	31,750
RPC, Inc.(x)	16,700	34,402
Schlumberger Ltd.	267,655	3,610,666
SEACOR Marine Holdings, Inc.*	8	35
Transocean Ltd.(x)*	90,838	105,372
US Silica Holdings, Inc.(x)	14,900	26,820

		8,072,333

Oil, Gas & Consumable Fuels (2.2%)
Antero Midstream Corp.(x)	62,800	131,880
Antero Resources Corp.(x)*	51,000	36,358
Apache Corp.	81,080	338,914
Cabot Oil & Gas Corp.	88,500	1,521,315
California Resources Corp.(x)*	9,724	9,724
Callon Petroleum Co.(x)*	57,275	31,381
Centennial Resource Development, Inc., Class A(x)*	70,100	18,436
Cheniere Energy, Inc.*	46,900	1,571,150
Chevron Corp.	359,500	26,049,370
Cimarex Energy Co.	20,260	340,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CNX Resources Corp.*	24,800	$131,936
Concho Resources, Inc.	41,532	1,779,646
ConocoPhillips	206,276	6,353,301
CVR Energy, Inc.(x)	7,000	115,710
Delek US Holdings, Inc.(x)	6,624	104,394
Denbury Resources, Inc.(x)*	93,100	17,186
Devon Energy Corp.	72,330	499,800
Diamondback Energy, Inc.	34,841	912,834
EOG Resources, Inc.	110,300	3,961,976
Equitrans Midstream Corp.(x)	501	2,520
Exxon Mobil Corp.#	792,665	30,097,490
Green Plains, Inc.	600	2,910
Gulfport Energy Corp.(x)*	29,500	13,119
Hess Corp.	51,520	1,715,616
HollyFrontier Corp.	37,332	915,007
Kinder Morgan, Inc.	376,971	5,247,436
Kosmos Energy Ltd.	6,800	6,090
Magnolia Oil & Gas Corp., Class A(x)*	28,400	113,600
Marathon Oil Corp.	176,590	580,981
Marathon Petroleum Corp.	126,533	2,988,709
Matador Resources Co.(x)*	18,100	44,888
Murphy Oil Corp.(x)	37,020	226,933
Noble Energy, Inc.	110,554	667,746
Oasis Petroleum, Inc.(x)*	42,800	14,980
Occidental Petroleum Corp.(x)	172,988	2,003,201
ONEOK, Inc.	76,913	1,677,473
Parsley Energy, Inc., Class A	60,482	346,562
PBF Energy, Inc., Class A	22,900	162,132
PDC Energy, Inc.*	21,079	130,901
Peabody Energy Corp.	14,200	41,180
Phillips 66	88,588	4,752,746
Pioneer Natural Resources Co.	31,150	2,185,173
SFL Corp. Ltd.(x)	19,100	180,877
SM Energy Co.(x)	15,700	19,154
Southwestern Energy Co.(x)*	114,550	193,590
Targa Resources Corp.	46,300	319,933
Teekay Corp.*	2,200	6,952
Tellurian, Inc.(x)*	20,700	18,711
Unit Corp.(x)*	900	234
Valero Energy Corp.	81,330	3,689,129
Whiting Petroleum Corp.(x)*	18,950	12,704
Williams Cos., Inc. (The)	235,679	3,334,858
World Fuel Services Corp.	9,800	246,764
WPX Energy, Inc.*	86,833	264,841

		106,151,427

Total Energy		114,223,760

Financials (11.4%)
Banks (4.2%)
1st Source Corp.	200	6,486
Amerant Bancorp, Inc.*	500	7,695
Ameris Bancorp	9,600	228,096
Associated Banc-Corp	35,306	451,564
Atlantic Union Bankshares Corp.	13,400	293,460
BancFirst Corp.	1,300	43,381
BancorpSouth Bank	17,650	333,938
Bank of America Corp.	1,539,192	32,677,046
Bank of Hawaii Corp.	12,700	701,548
Bank of NT Butterfield & Son Ltd. (The)	4,500	76,635
Bank OZK	25,100	419,170
BankUnited, Inc.	26,500	495,550
Banner Corp.	2,800	92,512
Berkshire Hills Bancorp, Inc.	5,200	77,272
BOK Financial Corp.(x)	4,050	172,368
Boston Private Financial Holdings, Inc.	7,700	55,055
Brookline Bancorp, Inc.	18,000	203,040
Cathay General Bancorp	19,130	439,033
CenterState Bank Corp.	16,900	291,187
CIT Group, Inc.	20,000	345,200
Citigroup, Inc.	412,684	17,382,250
Citizens Financial Group, Inc.	86,300	1,623,303
City Holding Co.	3,330	221,545
Columbia Banking System, Inc.	14,000	375,200
Comerica, Inc.	32,000	938,880
Commerce Bancshares, Inc.	21,549	1,084,992
Community Bank System, Inc.	8,900	523,320
Cullen/Frost Bankers, Inc.	12,200	680,638
CVB Financial Corp.	25,800	517,290
Dime Community Bancshares, Inc.	16,800	230,328
Eagle Bancorp, Inc.	300	9,063
East West Bancorp, Inc.	31,600	813,384
Enterprise Financial Services Corp.	1,100	30,701
FB Financial Corp.	900	17,748
Fifth Third Bancorp	143,045	2,124,218
First Bancorp (Nasdaq Stock Exchange)	1,000	23,080
First Bancorp (Quotrix Stock Exchange)	15,000	79,800
First Busey Corp.	5,933	101,514
First Citizens BancShares, Inc., Class A	2,200	732,314
First Commonwealth Financial Corp.	11,300	103,282
First Financial Bancorp	10,000	149,100
First Financial Bankshares, Inc.(x)	37,600	1,009,184
First Financial Corp.	8,000	269,760
First Hawaiian, Inc.	21,800	360,354
First Horizon National Corp.	72,610	585,237
First Interstate BancSystem, Inc., Class A	4,700	135,548
First Merchants Corp.	8,300	219,867
First Midwest Bancorp, Inc.	5,500	72,792
First Republic Bank	34,500	2,838,660
FNB Corp.	68,356	503,784
Fulton Financial Corp.	35,900	412,491
Glacier Bancorp, Inc.	20,100	683,501
Great Southern Bancorp, Inc.	100	4,040
Great Western Bancorp, Inc.	5,100	104,448
Hancock Whitney Corp.	24,124	470,900
Heartland Financial USA, Inc.	2,100	63,420
Heritage Financial Corp.	1,200	24,000
Hilltop Holdings, Inc.	7,900	119,448
Home BancShares, Inc.	34,000	407,660
Hope Bancorp, Inc.	15,183	124,804
Huntington Bancshares, Inc.	220,191	1,807,768
IBERIABANK Corp.	11,200	404,992
Independent Bank Corp./MA	5,400	347,598
Independent Bank Group, Inc.	1,700	40,256
International Bancshares Corp.	7,500	201,600
Investors Bancorp, Inc.	35,165	280,968
JPMorgan Chase & Co.	585,925	52,750,828
KeyCorp	201,402	2,088,539
M&T Bank Corp.	25,257	2,612,332
National Bank Holdings Corp., Class A	1,000	23,900
NBT Bancorp, Inc.	7,400	239,686
OFG Bancorp	3,200	35,776
Old National Bancorp	23,600	311,284
Opus Bank	100	1,733
Pacific Premier Bancorp, Inc.	9,600	180,864
PacWest Bancorp	26,596	476,600
Park National Corp.	900	69,876
People’s United Financial, Inc.	74,200	819,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Financial Partners, Inc.	16,056	$602,742
PNC Financial Services Group, Inc. (The)	84,618	8,099,635
Popular, Inc.	24,050	841,750
Prosperity Bancshares, Inc.	19,912	960,754
Regions Financial Corp.	207,100	1,857,687
Renasant Corp.	5,800	126,672
S&T Bancorp, Inc.	7,200	196,704
Sandy Spring Bancorp, Inc.	2,400	54,336
Seacoast Banking Corp. of Florida*	4,000	73,240
ServisFirst Bancshares, Inc.	4,100	120,212
Signature Bank	12,100	972,719
Simmons First National Corp., Class A	13,600	250,240
South State Corp.	2,700	158,571
Southside Bancshares, Inc.	1,000	30,390
Sterling Bancorp	46,737	488,402
SVB Financial Group*	11,200	1,692,096
Synovus Financial Corp.	35,013	614,828
TCF Financial Corp.	32,514	736,767
Texas Capital Bancshares, Inc.*	8,300	184,011
Tompkins Financial Corp.	3,839	275,640
Towne Bank	10,779	194,992
Triumph Bancorp, Inc.*	1,600	41,600
Truist Financial Corp.	253,364	7,813,746
Trustmark Corp.	6,250	145,625
UMB Financial Corp.	10,600	491,628
Umpqua Holdings Corp.	44,690	487,121
United Bankshares, Inc.	20,400	470,832
United Community Banks, Inc.	6,500	119,015
US Bancorp	273,590	9,425,176
Valley National Bancorp	75,029	548,462
Veritex Holdings, Inc.	2,400	33,528
Webster Financial Corp.	18,400	421,360
Wells Fargo & Co.	720,819	20,687,505
WesBanco, Inc.	7,000	165,900
Westamerica Bancorp	5,000	293,900
Western Alliance Bancorp	20,800	636,688
Wintrust Financial Corp.	11,500	377,890
Zions Bancorp NA	40,900	1,094,484

		198,063,442

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	13,740	812,584
Ameriprise Financial, Inc.	26,060	2,670,629
Ares Management Corp.	7,800	241,254
Artisan Partners Asset Management, Inc., Class A	3,400	73,066
Associated Capital Group, Inc., Class A(x)	6,800	208,080
Bank of New York Mellon Corp. (The)	155,050	5,222,084
BGC Partners, Inc., Class A	31,800	80,136
BlackRock, Inc.	22,910	10,079,713
Blucora, Inc.*	2,400	28,920
Brightsphere Investment Group, Inc.	9,800	62,622
Cboe Global Markets, Inc.	22,800	2,034,900
Charles Schwab Corp. (The)	226,334	7,609,349
CME Group, Inc.	66,265	11,457,881
Cohen & Steers, Inc.	4,400	199,980
E*TRADE Financial Corp.	49,010	1,682,023
Eaton Vance Corp.	24,640	794,640
Evercore, Inc., Class A	8,900	409,934
FactSet Research Systems, Inc.	7,800	2,033,304
Federated Hermes, Inc., Class B	23,300	443,865
Focus Financial Partners, Inc., Class A*	4,800	110,448
Franklin Resources, Inc.	54,890	916,114
GAMCO Investors, Inc., Class A	6,300	69,237
Goldman Sachs Group, Inc. (The)	60,100	9,290,859
Hamilton Lane, Inc., Class A	4,700	259,957
Houlihan Lokey, Inc.	6,600	343,992
Interactive Brokers Group, Inc., Class A	14,040	606,107
Intercontinental Exchange, Inc.	103,590	8,364,892
INTL. FCStone, Inc.*	100	3,626
Invesco Ltd.	96,600	877,128
Janus Henderson Group plc	31,900	488,708
Lazard Ltd., Class A	25,200	593,712
Legg Mason, Inc.	19,050	930,592
LPL Financial Holdings, Inc.	16,700	908,981
MarketAxess Holdings, Inc.	7,160	2,381,201
Moody’s Corp.	31,250	6,609,375
Morgan Stanley	225,973	7,683,082
Morningstar, Inc.	3,200	372,000
MSCI, Inc.	16,034	4,633,185
Nasdaq, Inc.	24,000	2,278,800
Northern Trust Corp.	38,850	2,931,621
Piper Sandler Cos	3,600	182,052
PJT Partners, Inc., Class A	1,900	82,441
Raymond James Financial, Inc.	24,000	1,516,800
S&P Global, Inc.	47,430	11,622,721
Sculptor Capital Management, Inc.	2,100	28,434
SEI Investments Co.	25,150	1,165,451
State Street Corp.	71,150	3,790,161
Stifel Financial Corp.	15,339	633,194
T. Rowe Price Group, Inc.	43,080	4,206,762
TD Ameritrade Holding Corp.	52,636	1,824,364
Virtu Financial, Inc., Class A	19,200	399,744
Virtus Investment Partners, Inc.	700	53,277
Waddell & Reed Financial, Inc., Class A(x)	9,720	110,614
WisdomTree Investments, Inc.	18,800	43,804

		122,458,400

Consumer Finance (0.5%)
Ally Financial, Inc.	80,500	1,161,615
American Express Co.	129,556	11,091,289
Capital One Financial Corp.	87,770	4,425,363
Credit Acceptance Corp.(x)*	1,900	485,811
Discover Financial Services	59,070	2,107,027
Encore Capital Group, Inc.*	2,300	53,774
Enova International, Inc.*	2,300	33,327
FirstCash, Inc.	10,972	787,131
Green Dot Corp., Class A*	9,900	251,361
LendingClub Corp.*	8,780	68,923
LendingTree, Inc.(x)*	200	36,678
Navient Corp.	40,984	310,659
Nelnet, Inc., Class A	3,800	172,558
OneMain Holdings, Inc.	12,500	239,000
PRA Group, Inc.*	3,600	99,792
Santander Consumer USA Holdings, Inc.(x)	13,000	180,830
SLM Corp.	117,584	845,429
Synchrony Financial	134,400	2,162,496

		24,513,063

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	366,285	66,967,887
Cannae Holdings, Inc.*	7,360	246,486
Jefferies Financial Group, Inc.	49,888	681,969
Voya Financial, Inc.	32,700	1,325,985

		69,222,327

Insurance (2.4%)
Aflac, Inc.	137,300	4,701,152
Alleghany Corp.	3,054	1,686,877
Allstate Corp. (The)	60,940	5,590,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ambac Financial Group, Inc.*	3,600	$44,424
American Equity Investment Life Holding Co.	12,700	238,760
American Financial Group, Inc.	16,830	1,179,447
American International Group, Inc.	169,236	4,103,973
American National Insurance Co.	2,600	214,188
AMERISAFE, Inc.	1,500	96,705
Aon plc	44,778	7,390,161
Arch Capital Group Ltd.*	76,000	2,162,960
Argo Group International Holdings Ltd.	2,875	106,548
Arthur J Gallagher & Co.	34,600	2,820,246
Assurant, Inc.	12,900	1,342,761
Assured Guaranty Ltd.	21,700	559,643
Athene Holding Ltd., Class A*	32,754	812,954
Axis Capital Holdings Ltd.	17,270	667,486
Brighthouse Financial, Inc.*	24,732	597,773
Brown & Brown, Inc.	51,200	1,854,464
Chubb Ltd.	85,244	9,520,902
Cincinnati Financial Corp.	29,720	2,242,374
CNA Financial Corp.	6,900	214,176
CNO Financial Group, Inc.	29,600	366,744
eHealth, Inc.*	4,200	591,444
Employers Holdings, Inc.	2,600	105,326
Enstar Group Ltd.*	1,000	159,050
Erie Indemnity Co., Class A	5,900	874,616
Everest Re Group Ltd.	7,900	1,520,118
FBL Financial Group, Inc., Class A	1,900	88,673
Fidelity National Financial, Inc.	52,889	1,315,878
First American Financial Corp.	26,400	1,119,624
Genworth Financial, Inc., Class A*	84,200	279,544
Globe Life, Inc.	21,405	1,540,518
Goosehead Insurance, Inc., Class A(x)*	1,900	84,797
Hanover Insurance Group, Inc. (The)	10,690	968,300
Hartford Financial Services Group, Inc. (The)	73,710	2,597,541
Horace Mann Educators Corp.	3,100	113,429
James River Group Holdings Ltd.	1,700	61,608
Kemper Corp.	13,682	1,017,530
Kinsale Capital Group, Inc.	3,800	397,214
Lincoln National Corp.	39,350	1,035,692
Loews Corp.	55,792	1,943,235
Markel Corp.*	2,560	2,375,398
Marsh & McLennan Cos., Inc.	97,350	8,416,881
MBIA, Inc.*	7,600	54,264
Mercury General Corp.	2,600	105,872
MetLife, Inc.	147,060	4,495,624
National General Holdings Corp.	10,800	178,740
Old Republic International Corp.	71,894	1,096,384
Primerica, Inc.	9,800	867,104
Principal Financial Group, Inc.	54,300	1,701,762
ProAssurance Corp.	5,300	132,500
Progressive Corp. (The)	114,100	8,425,144
Prudential Financial, Inc.	79,231	4,131,104
Reinsurance Group of America, Inc.	12,610	1,061,005
RenaissanceRe Holdings Ltd.	9,760	1,457,363
RLI Corp.	8,880	780,818
Safety Insurance Group, Inc.	500	42,215
Selective Insurance Group, Inc.	13,700	680,890
State Auto Financial Corp.	200	5,558
Stewart Information Services Corp.	1,200	32,004
Third Point Reinsurance Ltd.*	12,900	95,589
Travelers Cos., Inc. (The)	51,070	5,073,805
Trupanion, Inc.(x)*	2,300	59,869
United Fire Group, Inc.	700	22,827
Universal Insurance Holdings, Inc.	1,900	34,048
Unum Group	50,300	755,003
White Mountains Insurance Group Ltd.	600	546,000
Willis Towers Watson plc	25,500	4,331,175
WR Berkley Corp.	30,300	1,580,751

		112,868,578

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,099,262
Annaly Capital Management, Inc. (REIT)	277,153	1,405,166
Apollo Commercial Real Estate Finance, Inc. (REIT)	29,500	218,890
ARMOUR Residential REIT, Inc. (REIT)	100	881
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	391,020
Capstead Mortgage Corp. (REIT)	5,500	23,100
Chimera Investment Corp. (REIT)	44,040	400,764
Colony Credit Real Estate, Inc. (REIT)	7,900	31,126
Granite Point Mortgage Trust, Inc. (REIT)	3,700	18,759
Invesco Mortgage Capital, Inc. (REIT)	30,200	102,982
KKR Real Estate Finance Trust, Inc. (REIT)(x)	2,100	31,521
Ladder Capital Corp. (REIT)	3,795	17,988
MFA Financial, Inc. (REIT)	120,050	186,077
New Residential Investment Corp. (REIT)	66,550	333,416
PennyMac Mortgage Investment Trust (REIT)	1,100	11,682
Redwood Trust, Inc. (REIT)	3,900	19,734
Starwood Property Trust, Inc. (REIT)	57,200	586,300
TPG RE Finance Trust, Inc. (REIT)	900	4,941
Two Harbors Investment Corp. (REIT)	59,620	227,152

		5,110,761

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,800	87,024
Capitol Federal Financial, Inc.	18,286	212,300
Columbia Financial, Inc.*	8,100	116,640
Essent Group Ltd.	17,600	463,584
Flagstar Bancorp, Inc.	2,100	41,643
HomeStreet, Inc.	2,000	44,460
Kearny Financial Corp.	23,932	205,576
Meta Financial Group, Inc.	2,500	54,300
MGIC Investment Corp.	75,800	481,330
Mr Cooper Group, Inc.*	10,400	76,232
New York Community Bancorp, Inc.	108,550	1,019,285
NMI Holdings, Inc., Class A*	4,000	46,440
Northfield Bancorp, Inc.	200	2,238
Northwest Bancshares, Inc.	10,500	121,485
OceanFirst Financial Corp.	5,300	84,323
PennyMac Financial Services, Inc.	2,400	53,064
Provident Financial Services, Inc.	4,000	51,440
Radian Group, Inc.	50,400	652,680
TFS Financial Corp.(x)	15,800	241,266
TrustCo Bank Corp.	6,300	34,083
Walker & Dunlop, Inc.	4,300	173,161
Washington Federal, Inc.	23,100	599,676
WSFS Financial Corp.	5,090	126,843

		4,989,073

Total Financials		537,225,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (15.5%)
Biotechnology (2.9%)
AbbVie, Inc.	276,904	$21,097,316
ACADIA Pharmaceuticals, Inc.*	22,300	942,175
Acceleron Pharma, Inc.*	6,700	602,129
Acorda Therapeutics, Inc.(x)*	9,800	9,139
Agios Pharmaceuticals, Inc.*	8,400	298,032
Aimmune Therapeutics, Inc.(x)*	12,800	184,576
Akcea Therapeutics, Inc.(x)*	9,500	135,850
Akebia Therapeutics, Inc.*	11,491	87,102
Alector, Inc.*	1,300	31,369
Alexion Pharmaceuticals, Inc.*	44,153	3,964,498
Alkermes plc*	37,600	542,192
Allakos, Inc.(x)*	7,700	342,573
Allogene Therapeutics, Inc.(x)*	10,400	202,176
Alnylam Pharmaceuticals, Inc.*	20,100	2,187,885
AMAG Pharmaceuticals, Inc.(x)*	5,400	33,372
Amgen, Inc.	113,539	23,017,761
Amicus Therapeutics, Inc.*	28,800	266,112
AnaptysBio, Inc.*	6,600	93,258
Apellis Pharmaceuticals, Inc.*	8,700	233,073
Arena Pharmaceuticals, Inc.*	7,000	294,000
Arrowhead Pharmaceuticals, Inc.*	18,200	523,614
Atara Biotherapeutics, Inc.*	5,800	49,358
Athenex, Inc.*	6,400	49,536
Biogen, Inc.*	33,860	10,712,627
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	183,762
BioMarin Pharmaceutical, Inc.*	33,800	2,856,100
Bluebird Bio, Inc.*	9,900	455,004
Blueprint Medicines Corp.*	9,100	532,168
Bridgebio Pharma, Inc.(x)*	9,500	275,500
CareDx, Inc.*	6,500	141,895
ChemoCentryx, Inc.*	5,000	200,900
Clovis Oncology, Inc.(x)*	9,800	62,328
Cortexyme, Inc.(x)*	900	41,049
Cyclerion Therapeutics, Inc.*	2,220	5,883
Deciphera Pharmaceuticals, Inc.*	10,400	428,168
Denali Therapeutics, Inc.(x)*	14,300	250,393
Dicerna Pharmaceuticals, Inc.*	4,600	84,502
Eagle Pharmaceuticals, Inc.*	1,800	82,800
Editas Medicine, Inc.(x)*	11,500	228,045
Emergent BioSolutions, Inc.*	5,600	324,016
Enanta Pharmaceuticals, Inc.*	4,500	231,435
Epizyme, Inc.*	11,100	172,161
Esperion Therapeutics, Inc.(x)*	5,300	167,109
Exact Sciences Corp.*	26,700	1,548,600
Exelixis, Inc.*	63,800	1,098,636
Fate Therapeutics, Inc.*	7,800	173,238
FibroGen, Inc.*	14,700	510,825
Five Prime Therapeutics, Inc.*	5,900	13,393
Forty Seven, Inc.*	4,700	448,474
G1 Therapeutics, Inc.*	4,600	50,692
Gilead Sciences, Inc.	238,791	17,852,015
Global Blood Therapeutics, Inc.*	9,000	459,810
Gossamer Bio, Inc.*	1,800	18,270
Halozyme Therapeutics, Inc.*	17,900	322,021
Heron Therapeutics, Inc.*	14,700	172,578
ImmunoGen, Inc.*	32,100	109,461
Immunomedics, Inc.*	33,600	452,928
Incyte Corp.*	37,700	2,760,771
Insmed, Inc.*	16,100	258,083
Intellia Therapeutics, Inc.(x)*	5,900	72,157
Intercept Pharmaceuticals, Inc.(x)*	3,200	201,472
Ionis Pharmaceuticals, Inc.*	24,800	1,172,544
Iovance Biotherapeutics, Inc.*	21,800	652,583
Ironwood Pharmaceuticals, Inc.*	22,200	223,998
Karyopharm Therapeutics, Inc.(x)*	8,700	167,127
Lexicon Pharmaceuticals, Inc.(x)*	15,300	29,835
Ligand Pharmaceuticals, Inc.(x)*	3,500	254,520
Madrigal Pharmaceuticals, Inc.(x)*	3,500	233,660
Mirati Therapeutics, Inc.*	4,800	368,976
Moderna, Inc.*	39,400	1,180,030
Momenta Pharmaceuticals, Inc.*	20,900	568,480
Myriad Genetics, Inc.*	11,500	164,565
Natera, Inc.*	7,600	226,936
Neurocrine Biosciences, Inc.*	18,900	1,635,795
OPKO Health, Inc.(x)*	131,725	176,511
PDL BioPharma, Inc.*	58,500	164,970
Portola Pharmaceuticals, Inc.(x)*	11,200	79,856
Prothena Corp. plc*	3,600	38,520
PTC Therapeutics, Inc.*	10,900	486,249
Puma Biotechnology, Inc.(x)*	7,600	64,144
Ra Pharmaceuticals, Inc.*	4,500	216,045
Radius Health, Inc.*	9,800	127,400
Regeneron Pharmaceuticals, Inc.*	16,200	7,910,298
REGENXBIO, Inc.*	7,100	229,898
Retrophin, Inc.*	4,300	62,737
Rubius Therapeutics, Inc.(x)*	2,900	12,905
Sage Therapeutics, Inc.*	8,600	246,992
Sangamo Therapeutics, Inc.*	18,800	119,756
Sarepta Therapeutics, Inc.*	12,700	1,242,314
Seattle Genetics, Inc.*	23,100	2,665,278
Seres Therapeutics, Inc.*	600	2,142
Solid Biosciences, Inc.(x)*	7,000	16,730
Spectrum Pharmaceuticals, Inc.*	27,100	63,143
Turning Point Therapeutics, Inc.*	2,100	93,786
Ultragenyx Pharmaceutical, Inc.*	8,700	386,541
United Therapeutics Corp.*	10,000	948,250
Veracyte, Inc.*	7,600	184,756
Vertex Pharmaceuticals, Inc.*	48,000	11,421,600
Vir Biotechnology, Inc.(x)*	10,700	366,689
Xencor, Inc.*	7,100	212,148
ZIOPHARM Oncology, Inc.(x)*	25,968	63,622

		133,628,694

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	323,512	25,528,332
ABIOMED, Inc.*	8,500	1,233,860
Align Technology, Inc.*	15,100	2,626,645
AtriCure, Inc.*	1,800	60,462
Atrion Corp.	200	130,000
Avanos Medical, Inc.*	7,975	214,767
Axogen, Inc.*	3,700	38,480
Axonics Modulation Technologies, Inc.(x)*	2,100	53,361
Baxter International, Inc.	94,180	7,646,474
Becton Dickinson and Co.	50,713	11,652,326
Boston Scientific Corp.*	260,800	8,509,904
Cantel Medical Corp.	8,150	292,585
Cardiovascular Systems, Inc.*	2,500	88,025
CONMED Corp.	5,200	297,804
Cooper Cos., Inc. (The)	9,900	2,729,133
CryoLife, Inc.*	2,000	33,840
Danaher Corp.	116,660	16,146,911
Dentsply Sirona, Inc.	48,980	1,901,893
DexCom, Inc.*	17,500	4,712,225
Edwards Lifesciences Corp.*	40,500	7,639,110
Envista Holdings Corp.*	21,763	325,139
Glaukos Corp.(x)*	6,800	209,848
Globus Medical, Inc., Class A*	14,100	599,673
Haemonetics Corp.*	12,100	1,205,886
Hill-Rom Holdings, Inc.	14,830	1,491,898
Hologic, Inc.*	52,800	1,853,280
ICU Medical, Inc.*	3,200	645,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IDEXX Laboratories, Inc.*	15,900	$3,851,616
Inogen, Inc.*	3,600	185,976
Insulet Corp.*	11,300	1,872,184
Integer Holdings Corp.*	6,500	408,590
Integra LifeSciences Holdings Corp.*	14,600	652,182
Intuitive Surgical, Inc.*	22,000	10,894,620
iRhythm Technologies, Inc.*	3,000	244,050
Lantheus Holdings, Inc.*	4,200	53,592
LivaNova plc*	10,700	484,175
Masimo Corp.*	9,200	1,629,504
Medtronic plc	252,185	22,742,043
Meridian Bioscience, Inc.*	16,100	135,240
Merit Medical Systems, Inc.*	10,800	337,500
Natus Medical, Inc.*	6,700	154,971
Neogen Corp.*	13,200	884,268
Nevro Corp.*	5,600	559,888
Novocure Ltd.*	14,700	989,898
NuVasive, Inc.*	12,950	656,047
OraSure Technologies, Inc.*	6,200	66,712
Orthofix Medical, Inc.*	1,100	30,811
Penumbra, Inc.*	6,300	1,016,379
Quidel Corp.*	5,100	498,831
ResMed, Inc.	26,700	3,932,643
Silk Road Medical, Inc.*	2,600	81,848
STAAR Surgical Co.*	8,000	258,080
STERIS plc	15,700	2,197,529
Stryker Corp.	65,270	10,866,802
Tactile Systems Technology, Inc.*	1,600	64,256
Tandem Diabetes Care, Inc.*	10,300	662,805
Teleflex, Inc.	9,200	2,694,312
Varex Imaging Corp.*	8,924	202,664
Varian Medical Systems, Inc.*	18,410	1,889,971
West Pharmaceutical Services, Inc.	13,800	2,101,050
Wright Medical Group NV*	21,955	629,011
Zimmer Biomet Holdings, Inc.	40,500	4,093,740

		175,891,313

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	14,500	266,075
Amedisys, Inc.*	5,800	1,064,532
AmerisourceBergen Corp.	31,700	2,805,450
AMN Healthcare Services, Inc.*	10,100	583,881
Anthem, Inc.	49,180	11,165,827
BioTelemetry, Inc.*	8,100	311,931
Brookdale Senior Living, Inc.*	36,435	113,677
Cardinal Health, Inc.	57,200	2,742,168
Centene Corp.*	115,800	6,879,678
Chemed Corp.	3,000	1,299,600
Cigna Corp.	70,824	12,548,596
Community Health Systems, Inc.(x)*	33,267	111,112
CorVel Corp.*	1,100	59,961
Covetrus, Inc.*	13,120	106,797
CVS Health Corp.	249,234	14,787,053
DaVita, Inc.*	18,700	1,422,322
Encompass Health Corp.	18,500	1,184,555
Ensign Group, Inc. (The)	5,800	218,138
Guardant Health, Inc.*	6,000	417,600
HCA Healthcare, Inc.	52,600	4,726,110
HealthEquity, Inc.*	13,100	662,729
Henry Schein, Inc.*	32,800	1,657,056
Humana, Inc.	25,000	7,850,500
Laboratory Corp. of America Holdings*	18,935	2,393,195
LHC Group, Inc.*	6,300	883,260
Magellan Health, Inc.*	4,800	230,928
McKesson Corp.	35,680	4,826,077
MEDNAX, Inc.*	15,240	177,393
Molina Healthcare, Inc.*	12,900	1,802,259
National HealthCare Corp.	400	28,692
National Research Corp.	400	18,192
Option Care Health, Inc.*	5,125	48,534
Patterson Cos., Inc.	14,700	224,763
Pennant Group, Inc. (The)*	4,900	69,384
Premier, Inc., Class A*	8,200	268,304
Progyny, Inc.(x)*	8,900	188,591
Quest Diagnostics, Inc.	28,530	2,290,959
R1 RCM, Inc.*	9,700	88,173
Select Medical Holdings Corp.*	19,500	292,500
Tenet Healthcare Corp.*	19,600	282,240
UnitedHealth Group, Inc.	177,557	44,279,165
Universal Health Services, Inc., Class B	15,780	1,563,482
US Physical Therapy, Inc.	300	20,700

		132,962,139

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	33,250	234,080
Castlight Health, Inc., Class B(x)*	10,600	7,665
Cerner Corp.	62,600	3,943,174
Change Healthcare, Inc.(x)*	9,441	94,316
Evolent Health, Inc., Class A*	9,900	53,757
HMS Holdings Corp.*	22,500	568,575
Inovalon Holdings, Inc., Class A*	17,700	294,882
Inspire Medical Systems, Inc.*	3,300	198,924
Livongo Health, Inc.(x)*	7,900	225,387
NextGen Healthcare, Inc.*	13,700	143,028
Omnicell, Inc.*	7,900	518,082
Tabula Rasa HealthCare, Inc.(x)*	5,000	261,450
Teladoc Health, Inc.(x)*	13,600	2,108,136
Veeva Systems, Inc., Class A*	24,800	3,877,976

		12,529,432

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc.(x)*	7,400	61,642
Adaptive Biotechnologies Corp.(x)*	8,707	241,880
Agilent Technologies, Inc.	58,030	4,156,109
Avantor, Inc.*	59,394	741,831
Bio-Rad Laboratories, Inc., Class A*	5,100	1,787,856
Bio-Techne Corp.	7,850	1,488,517
Bruker Corp.	27,900	1,000,494
Charles River Laboratories International, Inc.*	9,050	1,142,201
Codexis, Inc.(x)*	4,000	44,640
Illumina, Inc.*	27,900	7,620,048
IQVIA Holdings, Inc.*	34,180	3,686,655
Luminex Corp.	1,600	44,048
Medpace Holdings, Inc.*	4,500	330,210
Mettler-Toledo International, Inc.*	4,600	3,176,346
NeoGenomics, Inc.*	17,900	494,219
PerkinElmer, Inc.	22,400	1,686,272
PPD, Inc.*	12,846	228,787
PRA Health Sciences, Inc.*	10,600	880,224
QIAGEN NV*	44,407	1,847,331
Repligen Corp.*	7,500	724,050
Syneos Health, Inc.*	9,500	374,490
Thermo Fisher Scientific, Inc.	75,850	21,511,060
Waters Corp.*	13,400	2,439,470

		55,708,380

Pharmaceuticals (4.6%)
Aerie Pharmaceuticals, Inc.(x)*	14,000	189,000
Akorn, Inc.*	17,100	9,597
Allergan plc	61,347	10,864,554
Amneal Pharmaceuticals, Inc.*	30,000	104,400
Axsome Therapeutics, Inc.(x)*	5,400	317,682
Bristol-Myers Squibb Co.	444,768	24,791,368
Catalent, Inc.*	27,600	1,433,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	16,500	$196,185
Elanco Animal Health, Inc.*	74,632	1,671,010
Eli Lilly & Co.	159,810	22,168,843
Endo International plc*	50,254	185,940
Horizon Therapeutics plc*	35,600	1,054,472
Innoviva, Inc.*	23,000	270,480
Intra-Cellular Therapies, Inc.*	7,100	109,127
Jazz Pharmaceuticals plc*	12,100	1,206,854
Johnson & Johnson	497,460	65,231,930
Mallinckrodt plc(x)*	16,400	32,472
Merck & Co., Inc.	481,790	37,068,923
Mylan NV*	105,050	1,566,295
MyoKardia, Inc.*	8,000	375,040
Nektar Therapeutics(x)*	31,600	564,060
NGM Biopharmaceuticals, Inc.(x)*	1,000	12,330
Omeros Corp.(x)*	12,900	172,473
Pacira BioSciences, Inc.*	7,500	251,475
Perrigo Co. plc	28,300	1,360,947
Pfizer, Inc.	1,041,817	34,004,907
Phibro Animal Health Corp., Class A	4,200	101,514
Prestige Consumer Healthcare, Inc.*	8,500	311,780
Reata Pharmaceuticals, Inc., Class A*	3,400	490,756
TherapeuticsMD, Inc.(x)*	47,600	50,456
Theravance Biopharma, Inc.(x)*	6,600	152,526
Tricida, Inc.*	2,300	50,600
Zoetis, Inc.	91,100	10,721,559
Zogenix, Inc.*	5,500	136,015

		217,229,390

Total Health Care		727,949,348

Industrials (9.0%)
Aerospace & Defense (2.0%)
Aerojet Rocketdyne Holdings, Inc.*	14,000	585,620
AeroVironment, Inc.*	2,100	128,016
Arconic, Inc.	77,716	1,248,119
Axon Enterprise, Inc.*	11,900	842,163
Boeing Co. (The)	99,100	14,779,774
BWX Technologies, Inc.	17,800	867,038
Cubic Corp.	2,000	82,620
Curtiss-Wright Corp.	9,200	850,172
General Dynamics Corp.	49,870	6,598,300
HEICO Corp.	10,141	756,620
HEICO Corp., Class A	14,845	948,596
Hexcel Corp.	21,200	788,428
Huntington Ingalls Industries, Inc	8,600	1,567,006
L3Harris Technologies, Inc.	42,878	7,723,185
Lockheed Martin Corp.	47,460	16,086,567
Mercury Systems, Inc.*	10,200	727,668
Moog, Inc., Class A	6,600	333,498
Northrop Grumman Corp.	30,950	9,363,922
Parsons Corp.*	3,100	99,076
Raytheon Co.	54,090	7,093,903
Spirit AeroSystems Holdings, Inc., Class A	21,100	504,923
Teledyne Technologies, Inc.*	7,000	2,080,890
Textron, Inc.	52,900	1,410,843
TransDigm Group, Inc.	9,850	3,153,872
Triumph Group, Inc.	5,200	35,152
United Technologies Corp.	155,148	14,635,111

		93,291,082

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	29,800	1,972,760
Expeditors International of Washington, Inc.	34,500	2,301,840
FedEx Corp.	46,850	5,681,031
Forward Air Corp.	2,000	101,300
Hub Group, Inc., Class A*	3,000	136,410
United Parcel Service, Inc., Class B	134,950	12,607,029
XPO Logistics, Inc.*	17,800	867,750

		23,668,120

Airlines (0.2%)
Alaska Air Group, Inc.	26,900	765,843
Allegiant Travel Co.	1,000	81,800
American Airlines Group, Inc.(x)	86,600	1,055,654
Copa Holdings SA, Class A	6,300	285,327
Delta Air Lines, Inc.	113,750	3,245,287
JetBlue Airways Corp.*	69,900	625,605
SkyWest, Inc.	7,700	201,663
Southwest Airlines Co.	95,200	3,390,072
Spirit Airlines, Inc.(x)*	13,100	168,859
United Airlines Holdings, Inc.*	45,440	1,433,632

		11,253,742

Building Products (0.4%)
AAON, Inc.	4,300	207,776
Allegion plc	17,966	1,653,231
American Woodmark Corp.*	800	36,456
AO Smith Corp.	30,600	1,156,986
Armstrong World Industries, Inc.	10,400	825,968
Builders FirstSource, Inc.*	21,800	266,614
Fortune Brands Home & Security, Inc.	28,950	1,252,087
JELD-WEN Holding, Inc.*	5,500	53,515
Johnson Controls International plc	153,737	4,144,750
Lennox International, Inc.	6,910	1,256,169
Masco Corp.	60,800	2,101,856
Masonite International Corp.*	600	28,470
Owens Corning	26,970	1,046,706
Resideo Technologies, Inc.*	10,350	50,094
Simpson Manufacturing Co., Inc.	6,100	378,078
Trane Technologies plc	46,200	3,815,658
Trex Co., Inc.*	13,600	1,089,904
Universal Forest Products, Inc.	11,500	427,685

		19,792,003

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	182,700
ADT, Inc.(x)	35,800	154,656
Advanced Disposal Services, Inc.*	9,100	298,480
Brady Corp., Class A	7,200	324,936
Brink’s Co. (The)	10,300	536,115
Cimpress plc(x)*	200	10,640
Cintas Corp.	16,800	2,910,096
Clean Harbors, Inc.*	10,000	513,400
Copart, Inc.*	41,900	2,870,988
Covanta Holding Corp.	14,300	122,265
Deluxe Corp.	6,100	158,173
Harsco Corp.*	5,000	34,850
Healthcare Services Group, Inc.(x)	10,700	255,837
HNI Corp.	7,200	181,368
IAA, Inc.*	27,700	829,892
KAR Auction Services, Inc.	27,700	332,400
Matthews International Corp., Class A	7,100	171,749
Mobile Mini, Inc.	4,700	123,281
MSA Safety, Inc.	5,900	597,080
Pitney Bowes, Inc.	19,500	39,780
Republic Services, Inc.	41,535	3,117,617
Rollins, Inc.	31,500	1,138,410
Steelcase, Inc., Class A	4,600	45,402
Stericycle, Inc.*	21,800	1,059,044
Tetra Tech, Inc.	13,600	960,432
UniFirst Corp.	3,000	453,270
Waste Management, Inc.	80,050	7,409,428

		24,832,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
AECOM*	32,802	$979,140
Arcosa, Inc.	4,080	162,139
Comfort Systems USA, Inc.	1,700	62,135
Dycom Industries, Inc.*	2,000	51,300
EMCOR Group, Inc.	15,300	938,196
Fluor Corp.	26,360	182,148
Granite Construction, Inc.	4,700	71,346
Jacobs Engineering Group, Inc.	28,100	2,227,487
MasTec, Inc.*	14,700	481,131
Quanta Services, Inc.	33,450	1,061,368
Valmont Industries, Inc.	4,800	508,704

		6,725,094

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,300	882,298
AMETEK, Inc.	42,975	3,095,059
Eaton Corp. plc	81,097	6,300,426
Emerson Electric Co.	114,610	5,461,167
EnerSys	13,300	658,616
Generac Holdings, Inc.*	14,600	1,360,282
Hubbell, Inc.	11,700	1,342,458
nVent Electric plc	35,987	607,101
Regal Beloit Corp.	8,600	541,370
Rockwell Automation, Inc.	22,300	3,365,293
Sensata Technologies Holding plc*	37,400	1,081,982
Vicor Corp.*	3,100	138,074

		24,834,126

Industrial Conglomerates (1.1%)
3M Co.	104,730	14,296,692
Carlisle Cos., Inc.	13,000	1,628,640
General Electric Co.	1,631,567	12,954,642
Honeywell International, Inc.	135,600	18,141,924
Roper Technologies, Inc.	20,050	6,251,791

		53,273,689

Machinery (1.7%)
AGCO Corp.	12,400	585,900
Albany International Corp., Class A	2,300	108,859
Allison Transmission Holdings, Inc.	23,000	750,030
Altra Industrial Motion Corp.	4,500	78,705
Barnes Group, Inc.	15,200	635,816
Caterpillar, Inc.	101,310	11,756,012
Chart Industries, Inc.*	2,600	75,348
Colfax Corp.*	18,100	358,380
Crane Co.	11,400	560,652
Cummins, Inc.	30,660	4,148,911
Deere & Co.	60,540	8,364,206
Donaldson Co., Inc.	26,500	1,023,695
Dover Corp.	29,490	2,475,391
Enerpac Tool Group Corp.	4,900	81,095
Evoqua Water Technologies Corp.*	9,300	104,253
Flowserve Corp.	26,640	636,430
Fortive Corp.	58,630	3,235,790
Franklin Electric Co., Inc.	7,500	353,475
Gates Industrial Corp. plc*	19,900	146,862
Graco, Inc.	37,980	1,850,765
Hillenbrand, Inc.	2,200	42,042
IDEX Corp.	15,040	2,077,174
Illinois Tool Works, Inc.	60,310	8,571,257
Ingersoll Rand, Inc.*	61,666	1,529,317
ITT, Inc.	19,525	885,654
John Bean Technologies Corp.	6,800	505,036
Kennametal, Inc.	5,990	111,534
Lincoln Electric Holdings, Inc.(x)	14,260	983,940
Manitowoc Co., Inc. (The)*	8,225	69,912
Middleby Corp. (The)*	14,000	796,320
Mueller Industries, Inc.	8,500	203,490
Mueller Water Products, Inc., Class A	20,800	166,608
Navistar International Corp.*	8,000	131,920
Nordson Corp.	13,460	1,818,042
Oshkosh Corp.	16,900	1,087,177
PACCAR, Inc.	65,030	3,975,284
Parker-Hannifin Corp.	25,010	3,244,547
Pentair plc	35,987	1,070,973
Proto Labs, Inc.*	5,500	418,715
RBC Bearings, Inc.*	3,900	439,881
Rexnord Corp.	14,900	337,783
Snap-on, Inc.	12,100	1,316,722
SPX FLOW, Inc.*	3,900	110,838
Stanley Black & Decker, Inc.	30,035	3,003,500
Terex Corp.	7,030	100,951
Timken Co. (The)	12,640	408,778
Toro Co. (The)	20,380	1,326,534
Trinity Industries, Inc.	10,440	167,771
WABCO Holdings, Inc.*	12,370	1,670,569
Watts Water Technologies, Inc., Class A	5,400	457,110
Welbilt, Inc.*	10,400	53,352
Westinghouse Air Brake Technologies Corp.	34,787	1,674,298
Woodward, Inc.	10,430	619,959
Xylem, Inc.	33,550	2,185,112

		78,892,675

Marine (0.0%)
Kirby Corp.*	14,250	619,448

Professional Services (0.5%)
ASGN, Inc.*	13,500	476,820
CBIZ, Inc.*	12,220	255,642
CoStar Group, Inc.*	6,735	3,954,859
Equifax, Inc.	23,320	2,785,574
Exponent, Inc.	10,600	762,246
FTI Consulting, Inc.*	7,200	862,344
Huron Consulting Group, Inc.*	3,300	149,688
IHS Markit Ltd.	77,200	4,632,000
Insperity, Inc.	7,600	283,480
Korn Ferry	5,600	136,192
ManpowerGroup, Inc.	15,180	804,388
Nielsen Holdings plc	78,000	978,120
Resources Connection, Inc.	16,950	185,942
Robert Half International, Inc.	27,260	1,029,065
TransUnion	37,800	2,501,604
TriNet Group, Inc.*	8,400	316,344
Verisk Analytics, Inc.	31,800	4,432,284

		24,546,592

Road & Rail (1.1%)
AMERCO	1,400	406,770
CSX Corp.	140,550	8,053,515
Heartland Express, Inc.	11,700	217,269
JB Hunt Transport Services, Inc.	18,850	1,738,535
Kansas City Southern	19,950	2,537,241
Knight-Swift Transportation Holdings, Inc.	30,935	1,014,668
Landstar System, Inc.	9,750	934,635
Lyft, Inc., Class A*	35,900	963,915
Norfolk Southern Corp.	49,170	7,178,820
Old Dominion Freight Line, Inc.	19,125	2,510,348
Saia, Inc.*	2,200	161,788
Schneider National, Inc., Class B	7,000	135,380
Uber Technologies, Inc.*	181,789	5,075,549
Union Pacific Corp.	131,320	18,521,373

		49,449,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	$464,940
Applied Industrial Technologies, Inc.	4,300	196,596
Beacon Roofing Supply, Inc.*	7,600	125,704
Fastenal Co.	109,600	3,425,000
GATX Corp.	10,700	669,392
HD Supply Holdings, Inc.*	41,500	1,179,845
Herc Holdings, Inc.*	2,200	45,012
Kaman Corp.	1,800	69,246
MRC Global, Inc.*	8,400	35,784
MSC Industrial Direct Co., Inc., Class A	12,200	670,634
SiteOne Landscape Supply, Inc.*	6,700	493,254
Triton International Ltd.	7,200	186,264
United Rentals, Inc.*	14,722	1,514,894
Univar Solutions, Inc.*	22,900	245,488
Watsco, Inc.	7,310	1,155,199
WESCO International, Inc.*	1,920	43,872
WW Grainger, Inc.	9,350	2,323,475

		12,844,599

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	424,200

Total Industrials		424,447,465

Information Technology (24.3%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	4,400	295,592
Arista Networks, Inc.*	11,700	2,369,835
Ciena Corp.*	31,400	1,250,034
Cisco Systems, Inc.	802,270	31,537,234
CommScope Holding Co., Inc.*	35,800	326,138
EchoStar Corp., Class A*	6,500	207,805
F5 Networks, Inc.*	13,700	1,460,831
InterDigital, Inc.	4,100	182,983
Juniper Networks, Inc.	68,900	1,318,746
Lumentum Holdings, Inc.*	14,146	1,042,560
Motorola Solutions, Inc.	33,021	4,389,151
NetScout Systems, Inc.*	9,300	220,131
Ubiquiti, Inc.	1,700	240,686
ViaSat, Inc.*	12,200	438,224
Viavi Solutions, Inc.*	33,650	377,217

		45,657,167

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	55,940	4,076,907
Anixter International, Inc.*	5,700	500,859
Arrow Electronics, Inc.*	19,500	1,011,465
Avnet, Inc.	29,320	735,932
Belden, Inc.	7,600	274,208
CDW Corp.	27,900	2,602,233
Cognex Corp.	38,200	1,612,804
Coherent, Inc.*	5,400	574,614
Corning, Inc.	150,690	3,095,173
Dolby Laboratories, Inc., Class A	12,700	688,467
FLIR Systems, Inc.	29,900	953,511
II-VI, Inc.*	18,490	526,965
IPG Photonics Corp.*	9,100	1,003,548
Itron, Inc.*	4,810	268,542
Jabil, Inc.	31,400	771,812
Keysight Technologies, Inc.*	37,215	3,114,151
Littelfuse, Inc.	6,500	867,230
National Instruments Corp.	23,000	760,840
Novanta, Inc.*	4,100	327,508
Rogers Corp.*	2,300	217,166
Sanmina Corp.*	9,400	256,432
SYNNEX Corp.	8,766	640,795
Tech Data Corp.*	7,000	915,950
Trimble, Inc.*	49,500	1,575,585
Vishay Intertechnology, Inc.	23,600	340,076
Zebra Technologies Corp., Class A*	10,200	1,872,720

		29,585,493

IT Services (5.4%)
Accenture plc, Class A	121,200	19,787,112
Akamai Technologies, Inc.*	31,700	2,900,233
Alliance Data Systems Corp.	10,752	361,805
Amdocs Ltd.	30,310	1,666,141
Automatic Data Processing, Inc.	83,550	11,419,614
Black Knight, Inc.*	27,142	1,575,865
Booz Allen Hamilton Holding Corp.	26,700	1,832,688
Broadridge Financial Solutions, Inc.	25,110	2,381,181
CACI International, Inc., Class A*	6,000	1,266,900
Cognizant Technology Solutions Corp., Class A	106,300	4,939,761
Conduent, Inc.*	47,886	117,321
CoreLogic, Inc.	17,100	522,234
DXC Technology Co.	53,196	694,208
EPAM Systems, Inc.*	9,800	1,819,468
Euronet Worldwide, Inc.*	10,000	857,200
ExlService Holdings, Inc.*	6,200	322,586
Fidelity National Information Services, Inc.	114,569	13,936,173
Fiserv, Inc.*	105,602	10,031,134
FleetCor Technologies, Inc.*	16,900	3,152,526
Gartner, Inc.*	18,678	1,859,768
Genpact Ltd.	41,700	1,217,640
Global Payments, Inc.	56,176	8,102,264
GoDaddy, Inc., Class A*	34,300	1,958,873
International Business Machines Corp.	166,031	18,417,819
Jack Henry & Associates, Inc.	14,830	2,302,209
KBR, Inc.	27,600	570,768
Leidos Holdings, Inc.	25,237	2,312,971
LiveRamp Holdings, Inc.*	12,500	411,500
ManTech International Corp., Class A	4,600	334,282
Mastercard, Inc., Class A	166,000	40,098,960
MAXIMUS, Inc.	16,800	977,760
MongoDB, Inc.*	8,100	1,105,974
Okta, Inc.*	19,900	2,432,974
Paychex, Inc.	63,210	3,977,173
PayPal Holdings, Inc.*	223,470	21,395,018
Perspecta, Inc.	30,548	557,196
Sabre Corp.	48,600	288,198
Science Applications International Corp.	12,021	897,127
Square, Inc., Class A*	64,900	3,399,462
Switch, Inc., Class A	13,140	189,610
TTEC Holdings, Inc.	8,150	299,268
Twilio, Inc., Class A*	22,500	2,013,525
VeriSign, Inc.*	19,350	3,484,741
Visa, Inc., Class A	320,800	51,687,296
Western Union Co. (The)	90,360	1,638,227
WEX, Inc.*	10,100	1,055,955

		252,570,708

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Energy Industries, Inc.*	5,400	261,846
Advanced Micro Devices, Inc.*	195,500	8,891,340
Amkor Technology, Inc.*	25,800	200,982
Analog Devices, Inc.	71,827	6,439,290
Applied Materials, Inc.	172,620	7,909,448
Broadcom, Inc.	73,880	17,516,948
Brooks Automation, Inc.	13,600	414,800
Cabot Microelectronics Corp.	5,400	616,356
Cirrus Logic, Inc.*	12,300	807,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cree, Inc.*	20,400	$723,384
Cypress Semiconductor Corp.	76,746	1,789,717
Enphase Energy, Inc.*	17,200	555,388
Entegris, Inc.	32,940	1,474,724
First Solar, Inc.*	17,400	627,444
Inphi Corp.*	6,700	530,439
Intel Corp.	815,190	44,118,083
KLA Corp.	31,280	4,496,187
Lam Research Corp.	27,875	6,690,000
Lattice Semiconductor Corp.*	13,600	242,352
MACOM Technology Solutions Holdings, Inc.*	12,000	227,160
Marvell Technology Group Ltd.	127,893	2,894,219
Maxim Integrated Products, Inc.	51,350	2,496,123
Microchip Technology, Inc.	45,920	3,113,376
Micron Technology, Inc.*	215,050	9,045,003
MKS Instruments, Inc.	13,200	1,075,140
Monolithic Power Systems, Inc.	9,900	1,657,854
NVIDIA Corp.	110,460	29,117,256
ON Semiconductor Corp.*	90,600	1,127,064
Power Integrations, Inc.	5,500	485,815
Qorvo, Inc.*	22,517	1,815,546
QUALCOMM, Inc.	216,005	14,612,738
Semtech Corp.*	13,600	510,000
Silicon Laboratories, Inc.*	8,740	746,483
Skyworks Solutions, Inc.	33,500	2,994,230
Teradyne, Inc.	35,210	1,907,326
Texas Instruments, Inc.	178,390	17,826,513
Universal Display Corp.	10,000	1,317,800
Xilinx, Inc.	50,600	3,943,764

		201,219,387

Software (8.5%)
2U, Inc.*	9,600	203,712
ACI Worldwide, Inc.*	22,700	548,205
Adobe, Inc.*	91,520	29,125,325
Alarm.com Holdings, Inc.*	4,800	186,768
Altair Engineering, Inc., Class A(x)*	11,800	312,700
Alteryx, Inc., Class A*	8,900	847,013
Anaplan, Inc.*	16,000	484,160
ANSYS, Inc.*	16,700	3,882,249
Appfolio, Inc., Class A*	2,800	310,660
Appian Corp.(x)*	6,600	265,518
Aspen Technology, Inc.*	15,200	1,445,064
Atlassian Corp. plc, Class A*	20,500	2,813,830
Autodesk, Inc.*	41,850	6,532,785
Avalara, Inc.*	8,300	619,180
Bill.Com Holdings, Inc.*	1,856	63,475
Blackbaud, Inc.	13,000	722,150
Blackline, Inc.*	5,800	305,138
Bottomline Technologies DE, Inc.*	5,100	186,915
Box, Inc., Class A*	24,600	345,384
Cadence Design Systems, Inc.*	57,130	3,772,865
CDK Global, Inc.	27,450	901,732
Ceridian HCM Holding, Inc.*	17,400	871,218
Citrix Systems, Inc.	23,450	3,319,348
Cloudera, Inc.(x)*	14,300	112,541
Cornerstone OnDemand, Inc.*	11,300	358,775
Coupa Software, Inc.*	10,900	1,523,057
DocuSign, Inc.*	29,800	2,753,520
Dropbox, Inc., Class A*	41,200	745,720
Dynatrace, Inc.*	16,100	383,824
Elastic NV*	7,300	407,413
Envestnet, Inc.*	8,800	473,264
Everbridge, Inc.*	5,100	542,436
Fair Isaac Corp.*	5,800	1,784,602
FireEye, Inc.*	33,600	355,488
Five9, Inc.*	11,500	879,290
Fortinet, Inc.*	30,700	3,105,919
Guidewire Software, Inc.*	17,000	1,348,270
HubSpot, Inc.*	7,400	985,606
Intuit, Inc.	46,750	10,752,500
J2 Global, Inc.	9,200	688,620
LivePerson, Inc.*	7,000	159,250
LogMeIn, Inc.	10,804	899,757
Manhattan Associates, Inc.*	12,400	617,768
Medallia, Inc.*	10,900	218,436
Microsoft Corp.	1,416,350	223,372,559
MicroStrategy, Inc., Class A*	1,500	177,150
New Relic, Inc.*	9,100	420,784
NortonLifeLock, Inc.	124,490	2,329,208
Nuance Communications, Inc.*	60,290	1,011,666
Nutanix, Inc., Class A*	28,000	442,400
Oracle Corp.	384,521	18,583,900
Palo Alto Networks, Inc.*	18,100	2,967,676
Paycom Software, Inc.*	10,000	2,020,100
Paylocity Holding Corp.*	5,700	503,424
Pegasystems, Inc.	7,100	505,733
Pluralsight, Inc., Class A*	15,600	171,288
Proofpoint, Inc.*	9,200	943,828
PTC, Inc.*	20,250	1,239,503
Q2 Holdings, Inc.*	7,400	437,044
Qualys, Inc.*	6,700	582,833
Rapid7, Inc.(x)*	7,100	307,643
RealPage, Inc.*	12,100	640,453
RingCentral, Inc., Class A*	14,000	2,966,740
salesforce.com, Inc.*	156,802	22,576,352
ServiceNow, Inc.*	36,000	10,316,880
Smartsheet, Inc., Class A*	16,600	689,066
SolarWinds Corp.*	16,188	253,666
Splunk, Inc.*	29,100	3,673,293
SS&C Technologies Holdings, Inc.	. 39,200	1,717,744
Synopsys, Inc.*	28,920	3,724,607
Tenable Holdings, Inc.*	9,500	207,670
Teradata Corp.*	9,960	204,080
Trade Desk, Inc. (The), Class A*	7,400	1,428,200
Tyler Technologies, Inc.*	7,300	2,164,888
Varonis Systems, Inc.*	3,700	235,579
Verint Systems, Inc.*	14,800	636,400
VMware, Inc., Class A*	14,200	1,719,620
Workday, Inc., Class A*	31,100	4,049,842
Workiva, Inc.*	4,400	142,252
Yext, Inc.(x)*	15,000	152,850
Zendesk, Inc.*	21,000	1,344,210
Zscaler, Inc.(x)*	12,100	736,406

		402,758,987

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	781,824	198,810,025
Dell Technologies, Inc., Class C*	29,979	1,185,669
Diebold Nixdorf, Inc.*	550	1,936
Hewlett Packard Enterprise Co.	258,832	2,513,259
HP, Inc.	280,132	4,863,092
NCR Corp.*	31,200	552,240
NetApp, Inc.	45,650	1,903,148
Pure Storage, Inc., Class A*	33,900	416,970
Western Digital Corp.	62,378	2,596,172
Xerox Holdings Corp.	41,657	788,984

		213,631,495

Total Information Technology		1,145,423,237

Materials (2.6%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	41,280	8,239,901
Albemarle Corp.(x)	21,676	1,221,876
Ashland Global Holdings, Inc.	17,264	864,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Axalta Coating Systems Ltd.*	47,000	$811,690
Balchem Corp.	5,700	562,704
Cabot Corp.	11,900	310,828
Celanese Corp.	26,700	1,959,513
CF Industries Holdings, Inc.	47,210	1,284,112
Chemours Co. (The)(x)	31,328	277,879
Corteva, Inc.	150,377	3,533,860
Dow, Inc.	150,377	4,397,023
DuPont de Nemours, Inc.	142,576	4,861,842
Eastman Chemical Co.	28,128	1,310,202
Ecolab, Inc.	47,488	7,400,055
Element Solutions, Inc.*	43,300	361,988
FMC Corp.	25,400	2,074,926
HB Fuller Co.	9,700	270,921
Huntsman Corp.	40,900	590,187
Ingevity Corp.*	10,555	371,536
Innospec, Inc.	100	6,949
International Flavors & Fragrances, Inc.(x)	20,800	2,123,264
Linde plc	100,877	17,451,721
LyondellBasell Industries NV, Class A	51,400	2,550,982
Mosaic Co. (The)	70,630	764,217
NewMarket Corp.	2,200	842,314
Olin Corp.(x)	39,500	460,965
PolyOne Corp.	10,000	189,700
PPG Industries, Inc.	46,000	3,845,600
Quaker Chemical Corp.(x)	1,500	189,420
RPM International, Inc.	28,950	1,722,525
Scotts Miracle-Gro Co. (The)	7,700	788,480
Sensient Technologies Corp.	12,500	543,875
Sherwin-Williams Co. (The)	16,100	7,398,272
Valvoline, Inc.	47,788	625,545
Westlake Chemical Corp.	6,700	255,739
WR Grace & Co.	11,100	395,160

		80,860,179

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	590,042
Martin Marietta Materials, Inc.	12,430	2,352,129
Summit Materials, Inc., Class A*	21,600	324,000
Vulcan Materials Co.	25,800	2,788,206

		6,054,377

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,453,284
Avery Dennison Corp.	16,850	1,716,509
Ball Corp.	61,000	3,944,260
Berry Global Group, Inc.*	28,100	947,251
Crown Holdings, Inc.*	28,950	1,680,258
Graphic Packaging Holding Co.	56,100	684,420
International Paper Co.	77,450	2,411,018
O-I Glass, Inc.	4,050	28,796
Packaging Corp. of America	21,400	1,858,162
Sealed Air Corp.	36,160	893,514
Silgan Holdings, Inc.	9,500	275,690
Sonoco Products Co.	23,760	1,101,276
Westrock Co.	54,932	1,552,378

		18,546,816

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	251,359
Allegheny Technologies, Inc.*	11,000	93,500
Carpenter Technology Corp.	9,000	175,500
Commercial Metals Co.	22,200	350,538
Freeport-McMoRan, Inc.	290,694	1,962,185
Newmont Corp.	152,911	6,923,810
Nucor Corp.	62,720	2,259,174
Reliance Steel & Aluminum Co.	12,300	1,077,357
Royal Gold, Inc.	12,900	1,131,459
Southern Copper Corp.	19,344	544,727
Steel Dynamics, Inc.	40,200	906,108
United States Steel Corp.(x)	34,200	215,802

		15,891,519

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	414,038

Total Materials		121,766,929

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	15,100	187,089
Agree Realty Corp. (REIT)	5,700	352,830
Alexander’s, Inc. (REIT)	100	27,595
Alexandria Real Estate Equities, Inc. (REIT)	21,080	2,889,225
American Assets Trust, Inc. (REIT)	8,600	215,000
American Campus Communities, Inc. (REIT)	28,300	785,325
American Homes 4 Rent (REIT), Class A	47,500	1,102,000
American Tower Corp. (REIT)	82,500	17,964,375
Americold Realty Trust (REIT)	37,100	1,262,884
Apartment Investment & Management Co. (REIT), Class A	32,003	1,124,905
Apple Hospitality REIT, Inc. (REIT)	45,300	415,401
AvalonBay Communities, Inc. (REIT)	26,149	3,848,348
Boston Properties, Inc. (REIT)	28,870	2,662,680
Brandywine Realty Trust (REIT)	51,000	536,520
Brixmor Property Group, Inc. (REIT)	67,400	640,300
Brookfield Property REIT, Inc. (REIT), Class A(x)	25,147	213,498
Camden Property Trust (REIT)	20,180	1,599,063
CareTrust REIT, Inc. (REIT)	16,900	249,951
Colony Capital, Inc. (REIT)	92,886	162,550
Columbia Property Trust, Inc. (REIT)	26,400	330,000
CoreCivic, Inc. (REIT)	26,900	300,473
CoreSite Realty Corp. (REIT)	7,800	904,020
Corporate Office Properties Trust (REIT)	24,809	549,023
Cousins Properties, Inc. (REIT)	28,351	829,834
Crown Castle International Corp. (REIT)	77,650	11,212,660
CubeSmart LP (REIT)	39,700	1,063,563
CyrusOne, Inc. (REIT)	20,200	1,247,350
DiamondRock Hospitality Co. (REIT)	28,700	145,796
Digital Realty Trust, Inc. (REIT)	42,672	5,927,567
Diversified Healthcare Trust (REIT)	54,290	197,073
Douglas Emmett, Inc. (REIT)	37,000	1,128,870
Duke Realty Corp. (REIT)	70,000	2,266,600
EastGroup Properties, Inc. (REIT)	10,300	1,076,144
Empire State Realty Trust, Inc. (REIT), Class A	24,600	220,416
EPR Properties (REIT)	14,840	359,425
Equinix, Inc. (REIT)	15,938	9,954,397
Equity Commonwealth (REIT)	33,000	1,046,430
Equity LifeStyle Properties, Inc. (REIT)	34,200	1,965,816
Equity Residential (REIT)	73,487	4,534,883
Essential Properties Realty Trust, Inc. (REIT)	12,300	160,638
Essex Property Trust, Inc. (REIT)	12,677	2,791,982
Extra Space Storage, Inc. (REIT)	23,900	2,288,664
Federal Realty Investment Trust (REIT)	17,380	1,296,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	29,500	$980,285
Four Corners Property Trust, Inc. (REIT)	1,600	29,936
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,197,765
GEO Group, Inc. (The) (REIT)	25,500	310,080
Healthcare Realty Trust, Inc. (REIT)	23,600	659,148
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,053,752
Healthpeak Properties, Inc. (REIT)	96,297	2,296,683
Highwoods Properties, Inc. (REIT)	19,530	691,753
Host Hotels & Resorts, Inc. (REIT)	149,413	1,649,519
Hudson Pacific Properties, Inc. (REIT)	34,500	874,920
Invitation Homes, Inc. (REIT)	101,516	2,169,397
Iron Mountain, Inc. (REIT)	56,801	1,351,864
JBG SMITH Properties (REIT)	20,173	642,107
Kilroy Realty Corp. (REIT)	21,800	1,388,660
Kimco Realty Corp. (REIT)	77,822	752,539
Lamar Advertising Co. (REIT), Class A	16,000	820,480
Lexington Realty Trust (REIT)	34,200	339,606
Life Storage, Inc. (REIT)	9,300	879,315
Macerich Co. (The) (REIT)(x)	33,684	189,641
Medical Properties Trust, Inc. (REIT)	96,900	1,675,401
Mid-America Apartment Communities, Inc. (REIT)	21,938	2,260,272
National Health Investors, Inc. (REIT)	7,000	346,640
National Retail Properties, Inc. (REIT)	38,290	1,232,555
Omega Healthcare Investors, Inc. (REIT)	44,440	1,179,438
Outfront Media, Inc. (REIT)	34,770	468,700
Paramount Group, Inc. (REIT)	37,600	330,880
Park Hotels & Resorts, Inc. (REIT)	41,635	329,333
Pebblebrook Hotel Trust (REIT)	30,580	333,016
Physicians Realty Trust (REIT)	38,100	531,114
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	607,504
PotlatchDeltic Corp. (REIT)	13,451	422,227
Prologis, Inc. (REIT)	140,148	11,263,695
PS Business Parks, Inc. (REIT)	3,300	447,216
Public Storage (REIT)	27,702	5,501,894
QTS Realty Trust, Inc. (REIT), Class A	8,400	487,284
Rayonier, Inc. (REIT)	27,025	636,439
Realty Income Corp. (REIT)	60,028	2,992,996
Regency Centers Corp. (REIT)	33,306	1,279,950
Retail Opportunity Investments Corp. (REIT)	20,000	165,800
Retail Properties of America, Inc. (REIT), Class A	61,600	318,472
Retail Value, Inc. (REIT)	2,783	34,092
Rexford Industrial Realty, Inc. (REIT)	18,400	754,584
RLJ Lodging Trust (REIT)	33,200	256,304
Ryman Hospitality Properties, Inc. (REIT)	10,751	385,423
Sabra Health Care REIT, Inc. (REIT)	34,657	378,454
SBA Communications Corp. (REIT)	21,200	5,723,364
Service Properties Trust (REIT)	43,400	234,360
Simon Property Group, Inc. (REIT)	58,759	3,223,519
SITE Centers Corp. (REIT)	25,054	130,531
SL Green Realty Corp. (REIT)	19,000	818,900
Spirit Realty Capital, Inc. (REIT)	20,933	547,398
STAG Industrial, Inc. (REIT)	18,400	414,368
STORE Capital Corp. (REIT)	35,400	641,448
Sun Communities, Inc. (REIT)	17,100	2,134,935
Sunstone Hotel Investors, Inc. (REIT)	55,458	483,039
Tanger Factory Outlet Centers, Inc. (REIT)(x)	17,200	86,000
Taubman Centers, Inc. (REIT)	7,600	318,288
Terreno Realty Corp. (REIT)	11,600	600,300
UDR, Inc. (REIT)	52,936	1,934,281
Uniti Group, Inc. (REIT)(x)	31,402	189,354
Urban Edge Properties (REIT)	20,723	182,570
Ventas, Inc. (REIT)	71,279	1,910,277
VEREIT, Inc. (REIT)	189,100	924,699
VICI Properties, Inc. (REIT)(x)	86,700	1,442,688
Vornado Realty Trust (REIT)	33,847	1,225,600
Washington REIT (REIT)	12,470	297,659
Weingarten Realty Investors (REIT)	36,986	533,708
Welltower, Inc. (REIT)	79,017	3,617,398
Weyerhaeuser Co. (REIT)	144,235	2,444,783
WP Carey, Inc. (REIT)	31,800	1,846,944
Xenia Hotels & Resorts, Inc. (REIT)	18,300	188,490

		173,029,919

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	2,449,264
Cushman & Wakefield plc*	17,000	199,580
Howard Hughes Corp. (The)*	7,500	378,900
Jones Lang LaSalle, Inc.	9,500	959,310
Kennedy-Wilson Holdings, Inc.	25,100	336,842
Newmark Group, Inc., Class A	32,119	136,506
Redfin Corp.(x)*	16,700	257,514
RMR Group, Inc. (The), Class A	1,771	47,764

		4,765,680

Total Real Estate		177,795,599

Utilities (3.5%)
Electric Utilities (2.1%)
ALLETE, Inc.	10,500	637,140
Alliant Energy Corp.	43,900	2,119,931
American Electric Power Co., Inc.	96,470	7,715,671
Avangrid, Inc.	8,900	389,642
Duke Energy Corp.	136,185	11,014,643
Edison International	67,160	3,679,696
El Paso Electric Co.	6,100	414,556
Entergy Corp.	39,100	3,674,227
Evergy, Inc.	47,577	2,619,114
Eversource Energy	60,709	4,748,051
Exelon Corp.	184,856	6,804,549
FirstEnergy Corp.	99,804	3,999,146
Hawaiian Electric Industries, Inc.	20,500	882,525
IDACORP, Inc.	11,450	1,005,196
MGE Energy, Inc.	7,000	458,290
NextEra Energy, Inc.	91,450	22,004,699
NRG Energy, Inc.	55,221	1,505,324
OGE Energy Corp.	36,900	1,133,937
Pinnacle West Capital Corp.	21,300	1,614,327
PNM Resources, Inc.	15,200	577,600
Portland General Electric Co.	21,000	1,006,740
PPL Corp.	144,950	3,577,366
Southern Co. (The)	196,450	10,635,803
Xcel Energy, Inc.	101,680	6,131,304

		98,349,477

Gas Utilities (0.2%)
Atmos Energy Corp.	21,100	2,093,753
National Fuel Gas Co.(x)	21,100	786,819
New Jersey Resources Corp.	19,600	665,812
ONE Gas, Inc.	9,125	763,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
South Jersey Industries, Inc.	16,700	$417,500
Southwest Gas Holdings, Inc.	9,900	688,644
Spire, Inc.	11,200	834,176
UGI Corp.	39,575	1,055,465

		7,305,202

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	126,595	1,721,692
Ormat Technologies, Inc.	7,900	534,514
TerraForm Power, Inc., Class A	9,900	156,123
Vistra Energy Corp.	84,500	1,348,620

		3,760,949

Multi-Utilities (1.0%)
Ameren Corp.	47,700	3,473,991
Avista Corp.	10,300	437,647
Black Hills Corp.	15,600	998,868
CenterPoint Energy, Inc.	99,950	1,544,228
CMS Energy Corp.	54,000	3,172,500
Consolidated Edison, Inc.	61,700	4,812,600
Dominion Energy, Inc.	155,454	11,222,224
DTE Energy Co.	34,400	3,266,968
MDU Resources Group, Inc.	48,250	1,037,375
NiSource, Inc.	79,300	1,980,121
NorthWestern Corp.	8,700	520,521
Public Service Enterprise Group, Inc.	93,900	4,217,049
Sempra Energy	54,290	6,134,227
WEC Energy Group, Inc.	58,198	5,128,990

		47,947,309

Water Utilities (0.1%)
American States Water Co.	7,300	596,702
American Water Works Co., Inc.	34,800	4,160,688
California Water Service Group	8,900	447,848
Essential Utilities, Inc.	42,062	1,711,923

		6,917,161

Total Utilities		164,280,098

Total Common Stocks (99.2%) (Cost $2,186,104,013)		4,674,226,583

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	25,400	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $14,047)		19,098

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $3,000,002, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $3,060,000.(xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $800,003, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $816,000.(xx)	800,000	800,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,597,274, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,649,219.(xx)	2,597,273	2,597,273
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $6,000,327, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $6,502,821.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $600,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $612,000.(xx)	600,000	600,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $500,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $510,000.(xx)	500,000	500,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $800,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $888,829.(xx)	800,000	800,000

Total Repurchase Agreements		14,297,273

Total Short-Term Investments (0.3%) (Cost $14,297,273)		14,297,273

Total Investments in Securities (99.5%) (Cost $2,200,415,333)		4,688,542,954
Other Assets Less Liabilities (0.5%)		23,697,240

Net Assets (100%)		$4,712,240,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,618,820.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $28,889,717. This was collateralized by $16,437,990 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20 - 11/15/49 and by cash of $14,297,273 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	67	6/2020	USD	3,844,460	(371,531)
S&P 500 E-Mini Index	210	6/2020	USD	26,981,850	(1,619,833)

					(1,991,364)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$458,975,043	$—	$—		$458,975,043
Consumer Discretionary	472,634,196	—	—		472,634,196
Consumer Staples	329,505,264	—	—		329,505,264
Energy	114,223,760	—	—		114,223,760
Financials	537,225,644	—	—		537,225,644
Health Care	727,949,348	—	—		727,949,348
Industrials	424,447,465	—	—		424,447,465
Information Technology	1,145,423,237	—	—		1,145,423,237
Materials	121,766,929	—	—		121,766,929
Real Estate	177,795,599	—	—		177,795,599
Utilities	164,280,098	—	—		164,280,098
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	19,098		19,098
Short-Term Investments
Repurchase Agreements	—	14,297,273	—		14,297,273

Total Assets	$4,674,226,583	$14,297,273	$19,098		$4,688,542,954

Liabilities:
Futures	$(1,991,364)	$—	$—		$(1,991,364)

Total Liabilities	$(1,991,364)	$—	$—		$(1,991,364)

Total	$4,672,235,219	$14,297,273	$19,098		$4,686,551,590

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,921,876,355
Aggregate gross unrealized depreciation	(461,030,732)

Net unrealized appreciation	$2,460,845,623

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,225,705,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$943,631	$820,930
Series 2015-1 A
3.375%, 5/1/27	2,332,535	1,973,849
Series 2017-2 AA
3.350%, 10/15/29	321,586	310,035
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	137,503
Series 2020-1 AA
2.000%, 6/10/28	500,000	454,690

Total Asset-Backed Securities		3,697,007

Corporate Bonds (34.9%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.200%, 3/1/22	835,000	848,544
3.400%, 6/15/22(e)	500,000	509,453
4.050%, 12/15/23(e)	1,250,000	1,297,663
3.800%, 3/1/24	1,000,000	1,041,811
4.450%, 4/1/24	1,500,000	1,597,953
3.550%, 6/1/24	2,000,000	2,054,864
3.950%, 1/15/25	1,000,000	1,057,331
3.400%, 5/15/25	4,000,000	4,146,271
4.125%, 2/17/26	2,750,000	2,917,411
3.800%, 2/15/27	1,000,000	1,035,086
4.250%, 3/1/27	2,500,000	2,663,838
4.100%, 2/15/28	453,000	475,477
4.350%, 3/1/29	1,665,000	1,778,858
4.300%, 2/15/30	8,159,000	8,771,300
British Telecommunications plc
4.500%, 12/4/23	500,000	523,099
5.125%, 12/4/28	500,000	566,253
Orange SA
4.125%, 9/14/21	1,000,000	999,270
Telefonica Emisiones SA
4.570%, 4/27/23	500,000	516,916
4.103%, 3/8/27	440,000	453,125
TELUS Corp.
2.800%, 2/16/27	400,000	408,092
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,865,166
3.376%, 2/15/25	1,000,000	1,067,435
2.625%, 8/15/26	2,265,000	2,329,402
4.125%, 3/16/27	2,250,000	2,716,968
3.000%, 3/22/27(x)	375,000	392,614
4.329%, 9/21/28	9,238,000	10,461,379
3.875%, 2/8/29	140,000	157,206
3.150%, 3/22/30	375,000	404,055

		53,056,840

Entertainment (0.2%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	470,271
2.600%, 6/15/22	250,000	251,945
3.400%, 9/15/26	600,000	618,288
3.400%, 6/15/27	310,000	319,854
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	506,287
4.800%, 3/1/26	600,000	679,657
NBCUniversal Media LLC
2.875%, 1/15/23	156,000	160,864
TWDC Enterprises 18 Corp.
3.750%, 6/1/21	181,000	184,781
2.750%, 8/16/21	1,000,000	1,011,174
2.550%, 2/15/22	1,000,000	1,011,924
2.450%, 3/4/22	535,000	540,617
2.350%, 12/1/22	650,000	658,828
3.150%, 9/17/25	500,000	525,124
1.850%, 7/30/26	465,000	458,008
2.950%, 6/15/27(x)	1,000,000	1,029,656
Walt Disney Co. (The)
1.650%, 9/1/22	260,000	261,397
3.000%, 9/15/22	1,000,000	1,029,060
1.750%, 8/30/24	750,000	750,931
3.700%, 10/15/25	1,040,000	1,108,249
3.375%, 11/15/26	300,000	316,776
2.000%, 9/1/29	500,000	485,990

		12,379,681

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.625%, 5/19/21	950,000	976,300
3.375%, 2/25/24	500,000	547,700
1.998%, 8/15/26	2,000,000	2,110,386
Baidu, Inc.
3.500%, 11/28/22	500,000	512,600
3.875%, 9/29/23	1,250,000	1,301,562
4.375%, 5/14/24	1,250,000	1,321,725
4.125%, 6/30/25	695,000	741,912
4.375%, 3/29/28	290,000	314,288
4.875%, 11/14/28	315,000	353,925

		8,180,398

Media (0.6%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,914,750
4.500%, 2/1/24	1,000,000	1,030,440
4.908%, 7/23/25	3,850,000	4,074,570
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	72,993
Comcast Corp.
1.625%, 1/15/22	750,000	747,741
3.125%, 7/15/22	1,050,000	1,077,117
2.850%, 1/15/23	2,150,000	2,202,542
2.750%, 3/1/23(x)	1,500,000	1,534,196
3.000%, 2/1/24	750,000	782,200
3.600%, 3/1/24	2,000,000	2,139,111
3.700%, 4/15/24	1,110,000	1,191,343
3.950%, 10/15/25	1,750,000	1,916,960
3.150%, 3/1/26	2,000,000	2,077,763
4.150%, 10/15/28	1,525,000	1,712,376
Discovery Communications LLC
4.375%, 6/15/21	62,000	62,794
3.300%, 5/15/22	500,000	493,108
3.500%, 6/15/22	500,000	502,821
2.950%, 3/20/23	875,000	877,774
3.250%, 4/1/23(x)	1,000,000	983,178
3.900%, 11/15/24	800,000	794,882
3.950%, 6/15/25	500,000	487,706
4.900%, 3/11/26	500,000	524,319
4.125%, 5/15/29	455,000	436,639
Fox Corp.
3.666%, 1/25/22§	185,000	184,767
4.030%, 1/25/24§	575,000	596,954
4.709%, 1/25/29§	730,000	795,546
Interpublic Group of Cos., Inc.(The)
3.750%, 10/1/21	250,000	251,946
4.650%, 10/1/28	250,000	255,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Omnicom Group, Inc.
3.625%, 5/1/22	$1,281,000	$1,274,212
3.650%, 11/1/24	750,000	734,253
Time Warner Cable LLC
4.000%, 9/1/21	1,500,000	1,497,465
ViacomCBS, Inc.
3.875%, 12/15/21	125,000	127,901
3.375%, 3/1/22	2,000,000	1,990,669
2.500%, 2/15/23	1,000,000	956,119
2.900%, 6/1/23	200,000	196,056
4.250%, 9/1/23	1,100,000	1,118,509
3.375%, 2/15/28	570,000	515,284
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,006,446

		39,138,983

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,212,036
3.625%, 4/22/29	500,000	507,562
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	753,081
3.625%, 12/15/25	500,000	510,440
2.900%, 11/15/26	500,000	472,623
Vodafone Group plc
3.750%, 1/16/24	700,000	731,373
4.125%, 5/30/25	500,000	532,990
4.375%, 5/30/28	875,000	924,944

		5,645,049

Total Communication Services		118,400,951

Consumer Discretionary (1.4%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	849,278
Aptiv plc
4.350%, 3/15/29	105,000	100,528
BorgWarner, Inc.
3.375%, 3/15/25	800,000	795,327
Lear Corp.
4.250%, 5/15/29	125,000	110,687
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,269,447
4.150%, 10/1/25	250,000	267,797

		3,393,064

Automobiles (0.0%)
General Motors Co.
5.000%, 10/1/28	750,000	644,375
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	377,494
Toyota Motor Corp.
3.183%, 7/20/21	500,000	506,665
2.157%, 7/2/22	185,000	183,685
2.358%, 7/2/24	250,000	244,881
3.669%, 7/20/28	355,000	367,942
2.760%, 7/2/29(x)	250,000	251,398

		2,576,440

Hotels, Restaurants & Leisure (0.3%)
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	240,294
4.375%, 9/15/28	950,000	874,866
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	356,218
2.900%, 6/25/25	935,000	738,542
3.500%, 8/18/26	415,000	379,665
3.900%, 8/8/29	415,000	356,345
Marriott International, Inc.
2.300%, 1/15/22	500,000	469,491
3.250%, 9/15/22	1,700,000	1,552,347
2.125%, 10/3/22	235,000	206,868
3.600%, 4/15/24	350,000	324,907
Series AA
4.650%, 12/1/28	500,000	472,225
Series R
3.125%, 6/15/26	500,000	459,165
Series X
4.000%, 4/15/28	500,000	454,992
Series Z
4.150%, 12/1/23(x)	500,000	457,970
McDonald’s Corp.
3.625%, 5/20/21	400,000	406,914
2.625%, 1/15/22	750,000	756,042
3.350%, 4/1/23	735,000	743,037
3.250%, 6/10/24	1,000,000	1,025,615
3.375%, 5/26/25	750,000	775,978
1.450%, 9/1/25	200,000	190,511
3.700%, 1/30/26(x)	1,500,000	1,573,531
3.500%, 3/1/27	775,000	818,830
3.800%, 4/1/28	1,100,000	1,161,963
2.625%, 9/1/29	290,000	280,509
2.125%, 3/1/30	220,000	203,767
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	1,000,000	724,755
Sands China Ltd.
4.600%, 8/8/23	555,000	559,190
5.125%, 8/8/25	500,000	499,160
5.400%, 8/8/28	620,000	584,828
Starbucks Corp.
2.700%, 6/15/22	400,000	405,299
3.100%, 3/1/23(x)	750,000	763,900
3.850%, 10/1/23	850,000	887,923
3.800%, 8/15/25	700,000	732,854
2.450%, 6/15/26	500,000	487,965
2.000%, 3/12/27	350,000	330,745
3.500%, 3/1/28	750,000	771,509
4.000%, 11/15/28	800,000	850,353
2.250%, 3/12/30	350,000	327,208

		23,206,281

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,287,102
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	254,742
3.800%, 11/15/24	300,000	310,020
3.500%, 11/15/27	500,000	501,792
4.400%, 3/15/29	350,000	362,998
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,217,135
NVR, Inc.
3.950%, 9/15/22	150,000	153,002
Whirlpool Corp.
4.850%, 6/15/21	400,000	414,064
3.700%, 5/1/25	500,000	508,197
4.750%, 2/26/29	150,000	154,135

		5,163,187

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	1,300,000	1,316,692
2.800%, 6/6/23	535,000	532,191
3.600%, 11/28/24	2,500,000	2,623,375
3.400%, 12/6/27	1,780,000	1,900,987
Amazon.com, Inc.
3.300%, 12/5/21	1,050,000	1,084,971
2.500%, 11/29/22	1,200,000	1,243,686
2.400%, 2/22/23	680,000	707,428
2.800%, 8/22/24	375,000	397,122
3.800%, 12/5/24	1,000,000	1,106,237
5.200%, 12/3/25	500,000	595,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 8/22/27	$4,000,000	$4,379,998
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	619,626
3.650%, 3/15/25	600,000	582,602
3.600%, 6/1/26	500,000	494,099
eBay, Inc.
2.875%, 8/1/21	1,150,000	1,132,699
3.800%, 3/9/22	1,250,000	1,264,791
2.600%, 7/15/22	1,100,000	1,102,575
2.750%, 1/30/23	500,000	487,746
1.900%, 3/11/25	175,000	165,097
3.600%, 6/5/27	750,000	766,852
2.700%, 3/11/30	350,000	329,212
JD.com, Inc.
3.125%, 4/29/21	500,000	503,225
3.875%, 4/29/26(x)	500,000	519,063
3.375%, 1/14/30	320,000	318,233
QVC, Inc.
5.125%, 7/2/22	500,000	417,500
4.375%, 3/15/23	300,000	283,875
4.850%, 4/1/24	500,000	414,375
4.450%, 2/15/25	670,000	562,800

		25,852,885

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	504,663
2.600%, 11/19/22	85,000	83,881
3.000%, 11/19/24	350,000	325,350
3.550%, 11/19/26	250,000	237,248
3.500%, 9/15/27	290,000	265,100
3.900%, 11/19/29	500,000	446,711

		1,862,953

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,168,049
4.150%, 11/1/25	125,000	133,529
3.875%, 4/15/27	500,000	519,197
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	886,152
4.000%, 5/15/25	2,000,000	2,026,192
Kohl’s Corp.
4.250%, 7/17/25	750,000	657,323
Nordstrom, Inc.
4.000%, 10/15/21	600,000	611,339
4.000%, 3/15/27	210,000	175,936
Target Corp.
2.500%, 4/15/26	2,000,000	2,046,194
3.375%, 4/15/29	750,000	812,812

		9,036,723

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	163,755
4.500%, 12/1/23	1,000,000	1,041,896
AutoNation, Inc.
3.500%, 11/15/24	400,000	400,169
4.500%, 10/1/25	215,000	210,976
3.800%, 11/15/27	500,000	533,880
AutoZone, Inc.
3.700%, 4/15/22	350,000	357,805
3.125%, 4/18/24(x)	500,000	488,125
3.250%, 4/15/25	333,000	327,226
3.125%, 4/21/26	125,000	120,392
3.750%, 4/18/29	500,000	489,907
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,071,247
Home Depot, Inc.(The)
2.000%, 4/1/21	1,500,000	1,504,430
4.400%, 4/1/21	650,000	658,388
3.250%, 3/1/22	155,000	158,795
2.625%, 6/1/22	1,750,000	1,776,518
2.700%, 4/1/23(x)	800,000	818,654
3.750%, 2/15/24	1,000,000	1,059,250
3.350%, 9/15/25	490,000	528,288
3.000%, 4/1/26	750,000	800,198
2.125%, 9/15/26	625,000	625,227
2.800%, 9/14/27	750,000	774,184
3.900%, 12/6/28	290,000	321,432
2.950%, 6/15/29	455,000	471,751
Lowe’s Cos., Inc.
3.120%, 4/15/22	750,000	757,556
3.875%, 9/15/23	1,000,000	1,028,263
3.125%, 9/15/24	500,000	506,928
3.375%, 9/15/25	510,000	521,669
2.500%, 4/15/26	750,000	741,865
3.100%, 5/3/27	750,000	748,474
3.650%, 4/5/29	680,000	698,274
O’Reilly Automotive, Inc.
4.625%, 9/15/21	300,000	307,798
3.800%, 9/1/22	300,000	307,507
3.850%, 6/15/23	250,000	261,612
3.550%, 3/15/26	500,000	500,170
4.350%, 6/1/28	800,000	836,922
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	753,645
2.500%, 5/15/23	450,000	448,233
2.250%, 9/15/26	500,000	475,487

		23,596,896

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	452,669
2.375%, 11/1/26	1,000,000	994,211
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	361,222
Tapestry, Inc.
3.000%, 7/15/22	500,000	493,931
4.250%, 4/1/25	500,000	556,370

		2,858,403

Total Consumer Discretionary		97,546,832

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	9,625,607
4.000%, 4/13/28	1,345,000	1,387,549
4.750%, 1/23/29	3,470,000	3,802,357
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	259,712
Brown-Forman Corp.
3.500%, 4/15/25	210,000	220,288
Coca-Cola Co. (The)
1.550%, 9/1/21(x)	750,000	745,386
3.300%, 9/1/21	1,000,000	1,018,120
2.200%, 5/25/22	355,000	358,011
2.500%, 4/1/23	1,000,000	1,021,336
3.200%, 11/1/23	650,000	701,949
1.750%, 9/6/24(x)	750,000	745,847
2.875%, 10/27/25	850,000	893,651
2.550%, 6/1/26	500,000	516,382
2.250%, 9/1/26	1,000,000	1,012,243
2.900%, 5/25/27	500,000	528,179
2.125%, 9/6/29	750,000	755,523
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	255,012
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	295,000	283,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Constellation Brands, Inc.
3.750%, 5/1/21	$395,000	$395,507
2.700%, 5/9/22	225,000	219,913
2.650%, 11/7/22	500,000	483,344
3.200%, 2/15/23(x)	1,000,000	999,672
4.250%, 5/1/23	1,470,000	1,478,813
4.400%, 11/15/25	335,000	334,270
3.700%, 12/6/26	750,000	734,523
3.500%, 5/9/27	300,000	286,448
3.600%, 2/15/28	1,000,000	970,771
4.650%, 11/15/28	310,000	321,584
3.150%, 8/1/29	750,000	699,457
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,497,582
3.500%, 9/18/23	465,000	477,719
2.125%, 10/24/24	500,000	489,490
3.875%, 5/18/28	400,000	423,358
2.375%, 10/24/29	410,000	395,097
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,003,697
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	150,141
Keurig Dr Pepper, Inc.
3.551%, 5/25/21	1,000,000	1,011,703
4.057%, 5/25/23	750,000	780,812
3.130%, 12/15/23	500,000	500,542
4.417%, 5/25/25	1,100,000	1,170,767
3.400%, 11/15/25	1,250,000	1,260,559
2.550%, 9/15/26	200,000	192,373
4.597%, 5/25/28	1,000,000	1,091,958
Molson Coors Beverage Co.
2.100%, 7/15/21	500,000	490,662
3.500%, 5/1/22	500,000	497,990
3.000%, 7/15/26	680,000	644,016
PepsiCo, Inc.
2.000%, 4/15/21	750,000	755,901
1.700%, 10/6/21	1,250,000	1,258,649
2.750%, 3/5/22	1,750,000	1,782,945
2.250%, 5/2/22	750,000	757,459
3.100%, 7/17/22	750,000	773,079
2.750%, 3/1/23	1,000,000	1,031,993
3.600%, 3/1/24	1,000,000	1,064,309
2.250%, 3/19/25	350,000	363,526
3.500%, 7/17/25	750,000	809,996
2.850%, 2/24/26	300,000	316,182
2.375%, 10/6/26	670,000	691,720
2.625%, 3/19/27(x)	350,000	366,667
3.000%, 10/15/27	750,000	798,973
2.625%, 7/29/29	375,000	392,232
2.750%, 3/19/30	350,000	373,421

		54,670,909

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,751,648
3.000%, 5/18/27	2,500,000	2,697,446
Kroger Co. (The)
2.950%, 11/1/21	960,000	966,932
3.400%, 4/15/22	350,000	356,434
3.850%, 8/1/23	1,250,000	1,306,374
4.000%, 2/1/24	190,000	198,899
2.650%, 10/15/26	600,000	587,052
4.500%, 1/15/29(x)	350,000	383,268
Sysco Corp.
2.500%, 7/15/21	715,000	692,881
3.550%, 3/15/25	500,000	463,459
3.300%, 7/15/26	1,000,000	934,184
3.250%, 7/15/27	1,150,000	1,052,354
2.400%, 2/15/30	115,000	93,955
Walgreen Co.
3.100%, 9/15/22(x)	1,281,000	1,272,503
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	940,000	953,877
3.800%, 11/18/24	2,000,000	2,032,231
3.450%, 6/1/26	1,500,000	1,482,499
Walmart, Inc.
3.125%, 6/23/21	2,000,000	2,042,406
2.350%, 12/15/22	1,000,000	1,025,936
2.550%, 4/11/23	1,650,000	1,696,729
3.400%, 6/26/23	1,750,000	1,857,669
3.300%, 4/22/24	2,000,000	2,115,709
2.850%, 7/8/24	585,000	610,767
2.650%, 12/15/24	975,000	1,016,998
3.550%, 6/26/25	1,200,000	1,306,542
3.050%, 7/8/26	415,000	450,957
3.700%, 6/26/28	2,000,000	2,239,793
2.375%, 9/24/29	160,000	166,064

		31,755,566

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21(e)	250,000	254,070
3.375%, 3/15/22	590,000	601,473
2.500%, 8/11/26	500,000	504,521
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	230,000	230,243
4.350%, 3/15/24	750,000	773,354
3.250%, 8/15/26	215,000	207,631
3.750%, 9/25/27	225,000	217,160
Campbell Soup Co.
2.500%, 8/2/22	363,000	359,607
3.650%, 3/15/23	286,000	290,293
3.950%, 3/15/25	750,000	779,954
3.300%, 3/19/25	450,000	450,692
4.150%, 3/15/28	1,000,000	1,058,281
Conagra Brands, Inc.
3.800%, 10/22/21	290,000	291,883
3.200%, 1/25/23	1,805,000	1,773,684
4.300%, 5/1/24	300,000	307,712
4.600%, 11/1/25	535,000	553,441
4.850%, 11/1/28	885,000	947,785
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	529,296
General Mills, Inc.
3.200%, 4/16/21	165,000	166,099
3.150%, 12/15/21	1,000,000	1,025,387
2.600%, 10/12/22	500,000	505,011
3.700%, 10/17/23	480,000	489,573
4.000%, 4/17/25	500,000	517,997
4.200%, 4/17/28	375,000	406,263
Hershey Co. (The)
3.100%, 5/15/21	195,000	196,643
3.375%, 5/15/23	475,000	486,937
2.050%, 11/15/24	200,000	197,564
3.200%, 8/21/25	300,000	314,508
2.300%, 8/15/26	500,000	499,358
2.450%, 11/15/29	200,000	188,237
Ingredion, Inc.
3.200%, 10/1/26	200,000	196,958
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	750,705
3.500%, 3/15/25	720,000	750,462
3.375%, 12/15/27	850,000	860,681
2.375%, 3/15/30	185,000	171,652
Kellogg Co.
3.125%, 5/17/22	500,000	499,083
2.650%, 12/1/23	917,000	855,948
3.400%, 11/15/27	650,000	645,853
4.300%, 5/15/28	500,000	525,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
McCormick & Co., Inc.
2.700%, 8/15/22	$500,000	$494,905
3.150%, 8/15/24	500,000	486,855
3.400%, 8/15/27	750,000	752,181
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	636,322
Mondelez International, Inc.
3.625%, 5/7/23	750,000	770,906
3.625%, 2/13/26	750,000	787,421
4.125%, 5/7/28	750,000	807,086
Tyson Foods, Inc.
2.250%, 8/23/21	165,000	164,627
4.500%, 6/15/22	1,375,000	1,404,471
3.900%, 9/28/23	280,000	278,749
4.000%, 3/1/26	250,000	264,905
3.550%, 6/2/27	975,000	999,751
4.350%, 3/1/29	325,000	351,624
Unilever Capital Corp.
2.750%, 3/22/21	500,000	504,207
1.375%, 7/28/21	295,000	293,266
3.000%, 3/7/22	500,000	502,408
2.200%, 5/5/22	1,000,000	988,643
3.125%, 3/22/23(x)	750,000	763,240
3.250%, 3/7/24	585,000	593,890
2.600%, 5/5/24(x)	930,000	921,582
3.375%, 3/22/25(x)	500,000	514,073
3.100%, 7/30/25	300,000	305,074
2.000%, 7/28/26	250,000	241,914
2.900%, 5/5/27	1,000,000	1,061,182
3.500%, 3/22/28	1,000,000	1,080,140
2.125%, 9/6/29	500,000	486,170

		36,836,827

Household Products (0.2%)
Clorox Co. (The)
3.800%, 11/15/21	500,000	511,375
3.050%, 9/15/22	610,000	630,944
3.500%, 12/15/24	500,000	513,020
3.100%, 10/1/27	500,000	513,149
3.900%, 5/15/28	500,000	535,640
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	1,038,550
2.250%, 11/15/22	300,000	306,271
2.100%, 5/1/23	1,000,000	1,001,477
3.250%, 3/15/24	500,000	522,488
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	307,165
2.750%, 2/15/26	250,000	258,981
3.950%, 11/1/28	375,000	422,991
3.200%, 4/25/29	750,000	799,925
Procter & Gamble Co. (The)
1.700%, 11/3/21	500,000	505,050
2.150%, 8/11/22	1,000,000	1,009,928
3.100%, 8/15/23	2,625,000	2,764,852
2.450%, 11/3/26(x)	500,000	527,878
2.850%, 8/11/27	1,000,000	1,060,424

		13,230,108

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.700%, 5/10/21	300,000	297,790
2.000%, 12/1/24	150,000	143,128
3.150%, 3/15/27	500,000	519,182

		960,100

Tobacco (0.3%)
Altria Group, Inc.
4.750%, 5/5/21	950,000	957,544
3.490%, 2/14/22	185,000	187,848
2.850%, 8/9/22	1,700,000	1,708,852
2.950%, 5/2/23	156,000	154,274
3.800%, 2/14/24	415,000	418,620
4.400%, 2/14/26	375,000	386,995
2.625%, 9/16/26(x)	430,000	402,278
4.800%, 2/14/29	1,125,000	1,170,418
BAT Capital Corp.
2.764%, 8/15/22	1,250,000	1,228,596
3.222%, 8/15/24	1,250,000	1,202,194
2.789%, 9/6/24	525,000	494,920
3.215%, 9/6/26	750,000	714,976
3.557%, 8/15/27	2,250,000	2,149,398
3.462%, 9/6/29	750,000	691,755
Philip Morris International, Inc.
4.125%, 5/17/21	300,000	306,304
2.625%, 2/18/22	375,000	373,122
2.375%, 8/17/22	1,000,000	989,858
2.500%, 8/22/22	1,000,000	992,642
2.500%, 11/2/22	600,000	595,960
2.625%, 3/6/23	1,150,000	1,148,160
2.125%, 5/10/23	625,000	614,521
3.600%, 11/15/23(x)	600,000	617,979
2.875%, 5/1/24	500,000	501,909
3.250%, 11/10/24	500,000	525,577
3.375%, 8/11/25	250,000	255,727
3.125%, 8/17/27	1,000,000	1,008,542
Reynolds American, Inc.
4.000%, 6/12/22	600,000	608,509
4.850%, 9/15/23	1,500,000	1,518,175
4.450%, 6/12/25	2,035,000	2,040,169

		23,965,822

Total Consumer Staples		161,419,332

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	953,387
3.337%, 12/15/27	1,250,000	1,119,131
3.138%, 11/7/29	215,000	187,166
Halliburton Co.
3.250%, 11/15/21	350,000	338,324
3.500%, 8/1/23	43,000	40,452
3.800%, 11/15/25(x)	96,000	85,819
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	306,863
National Oilwell Varco, Inc.
2.600%, 12/1/22	196,000	185,161
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	500,000	196,036
5.150%, 11/15/29(x)	250,000	99,951
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,487,501
TechnipFMC plc
3.450%, 10/1/22	400,000	373,806

		5,373,597

Oil, Gas & Consumable Fuels (2.3%)
Apache Corp.
3.250%, 4/15/22	147,000	103,675
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	397,762
5.950%, 6/1/26	250,000	210,563
4.800%, 5/3/29	415,000	327,392
BP Capital Markets America, Inc.
4.742%, 3/11/21	1,000,000	1,009,849
2.112%, 9/16/21	650,000	637,969
3.245%, 5/6/22	375,000	380,077
2.520%, 9/19/22	500,000	462,343
2.750%, 5/10/23	1,000,000	977,342
3.216%, 11/28/23	500,000	516,209
3.790%, 2/6/24	415,000	416,518
3.224%, 4/14/24	1,500,000	1,451,809
3.410%, 2/11/26	750,000	761,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.119%, 5/4/26	$500,000	$503,730
4.234%, 11/6/28	1,250,000	1,346,261
BP Capital Markets plc
3.561%, 11/1/21	1,500,000	1,493,477
2.500%, 11/6/22	1,500,000	1,485,653
3.994%, 9/26/23	500,000	525,640
3.814%, 2/10/24	1,150,000	1,152,776
3.535%, 11/4/24	1,150,000	1,168,363
3.279%, 9/19/27	3,250,000	3,275,445
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,235,392
3.800%, 4/15/24	64,000	54,073
3.850%, 6/1/27	1,300,000	1,027,867
Cenovus Energy, Inc.
4.250%, 4/15/27	490,000	238,875
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29§	1,145,000	884,512
Chevron Corp.
2.100%, 5/16/21	1,500,000	1,505,733
2.411%, 3/3/22	500,000	503,183
2.355%, 12/5/22	800,000	808,043
2.566%, 5/16/23	1,250,000	1,271,607
3.191%, 6/24/23(x)	1,425,000	1,477,932
3.326%, 11/17/25	1,000,000	1,073,324
2.954%, 5/16/26	1,500,000	1,576,785
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	783,324
4.375%, 3/15/29(x)	350,000	234,496
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,499,766
2.875%, 9/30/29	600,000	619,500
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23(x)	200,000	208,187
3.500%, 5/5/25	1,600,000	1,681,000
4.375%, 5/2/28	200,000	227,813
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,181,469
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	406,214
Concho Resources, Inc.
4.375%, 1/15/25	750,000	639,728
3.750%, 10/1/27	750,000	640,330
ConocoPhillips Co.
4.950%, 3/15/26	750,000	795,413
Continental Resources, Inc.
4.375%, 1/15/28	700,000	323,750
Devon Energy Corp.
5.850%, 12/15/25	500,000	401,942
Diamondback Energy, Inc.
2.875%, 12/1/24(x)	935,000	642,813
3.250%, 12/1/26	765,000	540,373
Ecopetrol SA
5.875%, 9/18/23	1,000,000	984,000
4.125%, 1/16/25	1,000,000	927,500
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	579,411
4.950%, 5/15/28	300,000	208,931
4.150%, 9/15/29	750,000	346,212
Enbridge Energy Partners LP
4.200%, 9/15/21	500,000	478,343
Enbridge, Inc.
2.900%, 7/15/22	500,000	468,193
3.500%, 6/10/24	1,000,000	959,726
2.500%, 1/15/25	350,000	308,508
4.250%, 12/1/26	500,000	485,667
3.700%, 7/15/27	1,250,000	1,209,154
3.125%, 11/15/29	750,000	677,077
Energy Transfer Operating LP
4.650%, 6/1/21	1,500,000	1,425,495
5.200%, 2/1/22	1,000,000	939,435
3.600%, 2/1/23	1,150,000	1,021,850
4.200%, 9/15/23	250,000	204,772
4.500%, 4/15/24	250,000	215,070
4.050%, 3/15/25(x)	2,000,000	1,763,885
2.900%, 5/15/25	770,000	635,929
4.750%, 1/15/26	1,250,000	1,087,359
4.950%, 6/15/28	375,000	310,285
Enterprise Products Operating LLC
2.850%, 4/15/21	1,055,000	1,049,876
3.500%, 2/1/22	400,000	394,655
4.050%, 2/15/22	500,000	492,769
3.350%, 3/15/23	1,356,000	1,334,864
3.750%, 2/15/25	1,415,000	1,395,093
4.150%, 10/16/28	600,000	596,019
3.125%, 7/31/29	750,000	694,005
2.800%, 1/31/30	440,000	397,880
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	340,000
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	510,000
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	510,000
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,878,141
4.150%, 1/15/26	500,000	517,961
Equinor ASA
2.750%, 11/10/21	1,000,000	1,003,616
3.150%, 1/23/22	1,000,000	1,012,060
2.450%, 1/17/23	500,000	506,701
2.650%, 1/15/24	500,000	507,807
3.700%, 3/1/24	1,000,000	996,824
3.250%, 11/10/24	600,000	557,986
3.625%, 9/10/28	600,000	635,577
Exxon Mobil Corp.
2.222%, 3/1/21	1,480,000	1,477,665
2.397%, 3/6/22	250,000	252,633
1.902%, 8/16/22	300,000	298,363
2.726%, 3/1/23	1,680,000	1,713,804
3.176%, 3/15/24	2,000,000	2,083,990
2.019%, 8/16/24	500,000	499,927
2.709%, 3/6/25	1,000,000	1,036,848
3.043%, 3/1/26	2,025,000	2,126,846
2.275%, 8/16/26	500,000	502,759
2.440%, 8/16/29	750,000	755,467
HollyFrontier Corp.
5.875%, 4/1/26(x)	250,000	214,247
Husky Energy, Inc.
3.950%, 4/15/22	2,000,000	1,995,777
4.000%, 4/15/24	125,000	105,361
Kinder Morgan Energy Partners LP
3.500%, 3/1/21	2,040,000	2,011,236
5.800%, 3/1/21	1,000,000	1,006,997
4.150%, 3/1/22	500,000	499,711
3.950%, 9/1/22	1,750,000	1,726,541
3.450%, 2/15/23	500,000	480,160
3.500%, 9/1/23	100,000	98,915
4.250%, 9/1/24	750,000	719,054
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	729,386
4.300%, 3/1/28	1,250,000	1,258,598
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	246,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Oil Corp.
2.800%, 11/1/22	$875,000	$723,005
3.850%, 6/1/25	750,000	534,896
4.400%, 7/15/27	750,000	500,531
Marathon Petroleum Corp.
5.125%, 3/1/21	391,000	396,790
5.125%, 12/15/26	2,000,000	1,995,005
3.800%, 4/1/28	300,000	252,099
MPLX LP
3.500%, 12/1/22§	865,000	844,406
3.375%, 3/15/23	500,000	491,698
4.875%, 12/1/24(x)	1,000,000	832,267
4.000%, 2/15/25	300,000	280,063
4.875%, 6/1/25	1,500,000	1,283,398
4.125%, 3/1/27	2,085,000	1,808,397
Noble Energy, Inc.
3.900%, 11/15/24	1,500,000	1,221,323
Occidental Petroleum Corp.
5.550%, 3/15/26	965,000	505,419
ONEOK Partners LP
3.375%, 10/1/22	150,000	136,439
5.000%, 9/15/23	1,000,000	924,107
ONEOK, Inc.
2.750%, 9/1/24	350,000	319,333
2.200%, 9/15/25(x)	350,000	267,666
4.000%, 7/13/27	225,000	185,886
4.550%, 7/15/28	2,000,000	1,737,102
4.350%, 3/15/29	500,000	422,743
3.400%, 9/1/29	500,000	370,990
3.100%, 3/15/30	350,000	261,246
Ovintiv, Inc.
3.900%, 11/15/21	500,000	333,750
Petroleos Mexicanos
4.875%, 1/18/24	2,000,000	1,600,000
2.460%, 12/15/25	600,000	616,581
4.500%, 1/23/26	2,000,000	1,451,900
6.875%, 8/4/26	1,000,000	757,500
6.490%, 1/23/27§	500,000	368,750
6.500%, 3/13/27	4,500,000	3,308,203
5.350%, 2/12/28(x)	715,000	496,925
Phillips 66
4.300%, 4/1/22	2,250,000	2,252,313
3.900%, 3/15/28	500,000	445,440
Phillips 66 Partners LP
2.450%, 12/15/24(x)	250,000	219,948
3.605%, 2/15/25	1,000,000	955,477
3.550%, 10/1/26	300,000	270,322
Pioneer Natural Resources Co.
4.450%, 1/15/26(x)	1,250,000	1,329,965
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	222,401
3.600%, 11/1/24	1,250,000	1,030,025
4.500%, 12/15/26	500,000	402,500
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,052,618
5.625%, 3/1/25	1,215,000	1,114,901
5.000%, 3/15/27	3,000,000	2,586,036
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	969,030
3.375%, 10/15/26	315,000	289,911
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	245,601
3.450%, 1/15/23	750,000	652,597
4.250%, 4/1/24	1,000,000	876,899
5.950%, 12/1/25	250,000	262,739
3.900%, 7/15/26	500,000	397,316
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,017,290
3.900%, 5/25/27	200,000	193,677
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	996,579
Total Capital International SA
2.218%, 7/12/21	310,000	310,639
2.875%, 2/17/22	250,000	249,078
2.700%, 1/25/23	1,187,000	1,194,831
3.750%, 4/10/24	2,000,000	2,098,958
2.434%, 1/10/25	500,000	506,357
3.455%, 2/19/29	750,000	797,410
Total Capital SA
4.250%, 12/15/21	500,000	508,741
3.883%, 10/11/28	250,000	271,883
TransCanada PipeLines Ltd.
2.500%, 8/1/22	850,000	844,148
4.875%, 1/15/26	550,000	563,917
4.250%, 5/15/28	1,750,000	1,783,660
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	502,362
Valero Energy Corp.
3.650%, 3/15/25	600,000	580,828
3.400%, 9/15/26	350,000	331,348
4.350%, 6/1/28	350,000	335,875
4.000%, 4/1/29	765,000	726,373
Valero Energy Partners LP
4.375%, 12/15/26	215,000	171,057
4.500%, 3/15/28	500,000	479,943
Williams Cos., Inc. (The)
4.000%, 11/15/21	750,000	716,874
3.600%, 3/15/22	1,500,000	1,451,203
3.350%, 8/15/22	1,200,000	1,143,493
3.700%, 1/15/23	325,000	305,457
4.500%, 11/15/23	1,000,000	940,451
4.550%, 6/24/24	1,270,000	1,124,194
4.000%, 9/15/25	2,500,000	2,197,268
3.750%, 6/15/27	500,000	457,842

		159,103,393

Total Energy		164,476,990

Financials (14.2%)
Banks (9.3%)
Associated Bank NA
3.500%, 8/13/21	250,000	251,565
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21	500,000	504,447
2.300%, 6/1/21	650,000	649,056
2.550%, 11/23/21	1,250,000	1,258,109
2.625%, 5/19/22	750,000	744,003
2.625%, 11/9/22	500,000	506,833
2.050%, 11/21/22	750,000	745,899
3.700%, 11/16/25	1,000,000	1,042,611
Banco Santander SA
3.500%, 4/11/22	1,000,000	991,393
3.125%, 2/23/23	570,000	552,264
3.848%, 4/12/23	1,200,000	1,209,774
2.706%, 6/27/24	800,000	783,345
5.179%, 11/19/25	1,000,000	1,027,082
4.250%, 4/11/27	1,000,000	1,000,711
4.379%, 4/12/28	1,200,000	1,209,303
3.306%, 6/27/29	800,000	779,679
Bank of America Corp.
2.625%, 4/19/21	1,475,000	1,483,006
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)	1,150,000	1,163,650
2.503%, 10/21/22	4,250,000	4,261,529
3.300%, 1/11/23	4,300,000	4,452,215
4.100%, 7/24/23	2,000,000	2,133,301
4.125%, 1/22/24	1,200,000	1,275,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	$2,000,000	$2,061,780
4.000%, 4/1/24	5,000,000	5,311,680
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,097,308
4.200%, 8/26/24	625,000	662,313
4.000%, 1/22/25	1,000,000	1,044,182
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,545,458
3.875%, 8/1/25	2,000,000	2,137,740
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,152,773
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	999,169
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,980,188
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	976,458
4.450%, 3/3/26	655,000	672,476
3.500%, 4/19/26	3,000,000	3,178,231
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,568,695
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,049,985
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,558,560
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,176,333
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,592,622
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,126,426
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,459,668
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,328,586
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	1,000,000	962,763
Series L
3.950%, 4/21/25	2,450,000	2,534,897
Bank of Montreal
1.900%, 8/27/21	2,000,000	1,992,507
2.900%, 3/26/22	1,250,000	1,265,272
2.350%, 9/11/22	500,000	505,549
2.050%, 11/1/22	600,000	597,616
2.550%, 11/6/22	1,300,000	1,325,666
2.500%, 6/28/24	500,000	491,825
Series D
3.100%, 4/13/21	450,000	454,363
Series E
3.300%, 2/5/24	1,000,000	1,033,672
Bank of Nova Scotia (The)
2.450%, 3/22/21	750,000	751,490
3.125%, 4/20/21	750,000	756,835
2.800%, 7/21/21	1,000,000	1,007,069
2.700%, 3/7/22	250,000	252,057
2.450%, 9/19/22	3,050,000	3,088,855
2.000%, 11/15/22	750,000	742,532
2.375%, 1/18/23	350,000	349,533
1.950%, 2/1/23	750,000	746,857
3.400%, 2/11/24	750,000	782,555
2.200%, 2/3/25	750,000	742,598
2.700%, 8/3/26	750,000	756,462
Barclays plc
3.200%, 8/10/21	750,000	740,301
3.684%, 1/10/23	560,000	562,551
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)	1,310,000	1,334,230
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	985,566
3.650%, 3/16/25	1,750,000	1,658,132
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	739,287
4.375%, 1/12/26	1,500,000	1,522,654
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,060,760
BBVA USA
3.500%, 6/11/21	530,000	527,305
2.875%, 6/29/22	750,000	731,566
2.500%, 8/27/24	500,000	472,689
3.875%, 4/10/25	1,000,000	979,827
BNP Paribas SA
3.250%, 3/3/23	650,000	651,680
4.250%, 10/15/24	1,000,000	999,360
Canadian Imperial Bank of Commerce
2.550%, 6/16/22	1,000,000	1,012,714
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23(k)	650,000	648,053
3.500%, 9/13/23	500,000	519,996
3.100%, 4/2/24	750,000	771,782
2.250%, 1/28/25	750,000	739,287
Capital One Bank USA NA
(SOFR + 0.62%), 2.014%, 1/27/23(k)	400,000	390,919
3.375%, 2/15/23	1,000,000	969,054
(SOFR + 0.91%), 2.280%, 1/28/26(k)	500,000	456,927
Capital One NA
2.950%, 7/23/21	1,000,000	1,003,044
2.250%, 9/13/21	2,000,000	1,969,891
2.650%, 8/8/22	750,000	746,259
2.150%, 9/6/22	415,000	403,877
Citibank NA
3.400%, 7/23/21	1,250,000	1,272,513
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)	1,000,000	1,004,028
Citigroup, Inc.
2.700%, 3/30/21	1,150,000	1,154,779
2.350%, 8/2/21	1,000,000	997,675
2.900%, 12/8/21	2,000,000	2,019,607
4.500%, 1/14/22	200,000	206,997
2.750%, 4/25/22	1,275,000	1,282,230
4.050%, 7/30/22	150,000	152,577
2.700%, 10/27/22	2,500,000	2,481,800
(SOFR + 0.87%), 2.312%, 11/4/22(k)	700,000	696,552
3.375%, 3/1/23(x)	1,150,000	1,170,908
3.500%, 5/15/23	1,000,000	1,003,457
3.875%, 10/25/23	1,550,000	1,597,524
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,201,161
3.750%, 6/16/24	500,000	507,415
4.000%, 8/5/24	2,500,000	2,515,082
3.875%, 3/26/25	500,000	513,676
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,547,693
3.300%, 4/27/25	1,000,000	1,026,645
4.400%, 6/10/25	650,000	682,732
3.700%, 1/12/26	3,000,000	3,148,271
4.600%, 3/9/26	595,000	628,438
3.400%, 5/1/26	2,500,000	2,585,390
3.200%, 10/21/26	3,250,000	3,366,917
4.450%, 9/29/27	1,250,000	1,306,746
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,107,385
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,552,479
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,134,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	$1,750,000	$1,868,299
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,233,601
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,455,375
Citizens Bank NA
2.550%, 5/13/21	610,000	608,832
3.250%, 2/14/22	250,000	253,374
2.650%, 5/26/22	505,000	505,463
3.700%, 3/29/23	500,000	521,659
3.750%, 2/18/26	500,000	514,672
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	350,841
4.300%, 12/3/25	750,000	779,173
2.850%, 7/27/26	500,000	483,189
2.500%, 2/6/30	150,000	138,719
Comerica Bank
2.500%, 7/23/24	300,000	297,992
4.000%, 7/27/25	250,000	261,122
Comerica, Inc.
3.700%, 7/31/23	375,000	385,481
4.000%, 2/1/29	450,000	449,683
Commonwealth Bank of Australia
2.550%, 3/15/21	900,000	901,851
Cooperatieve Rabobank UA
3.125%, 4/26/21	575,000	577,261
2.750%, 1/10/22	595,000	597,553
3.875%, 2/8/22	2,812,000	2,883,173
3.950%, 11/9/22	1,000,000	993,557
2.750%, 1/10/23	1,750,000	1,753,547
4.625%, 12/1/23	1,000,000	1,024,271
3.375%, 5/21/25	1,000,000	1,047,880
4.375%, 8/4/25	500,000	498,495
3.750%, 7/21/26	815,000	790,214
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21	2,000,000	2,009,791
3.800%, 9/15/22	2,500,000	2,511,976
3.800%, 6/9/23	1,000,000	1,027,054
3.750%, 3/26/25	750,000	735,439
4.550%, 4/17/26	2,000,000	2,118,102
Discover Bank
3.200%, 8/9/21	350,000	347,667
3.350%, 2/6/23	250,000	247,876
4.200%, 8/8/23	550,000	560,549
2.450%, 9/12/24	750,000	707,143
3.450%, 7/27/26	840,000	825,357
4.650%, 9/13/28	625,000	606,292
2.700%, 2/6/30	250,000	221,228
Fifth Third Bancorp
2.600%, 6/15/22	800,000	792,223
4.300%, 1/16/24	700,000	730,395
3.650%, 1/25/24	750,000	774,455
2.375%, 1/28/25	250,000	245,141
3.950%, 3/14/28	750,000	781,156
Fifth Third Bank
2.250%, 6/14/21	750,000	752,590
3.350%, 7/26/21	605,000	616,194
1.800%, 1/30/23	250,000	246,201
3.950%, 7/28/25	645,000	686,480
3.850%, 3/15/26	600,000	619,466
2.250%, 2/1/27	300,000	285,235
First Republic Bank
2.500%, 6/6/22	500,000	475,518
(SOFR + 0.62%), 1.912%, 2/12/24(k)	250,000	240,149
FNB Corp.
2.200%, 2/24/23	90,000	89,011
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,262,663
5.100%, 4/5/21	2,700,000	2,760,496
2.950%, 5/25/21	1,750,000	1,765,326
2.650%, 1/5/22	1,500,000	1,498,147
4.875%, 1/14/22	750,000	765,547
4.000%, 3/30/22	1,650,000	1,691,276
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,490,810
3.600%, 5/25/23	1,500,000	1,518,558
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	294,636
4.250%, 3/14/24	1,700,000	1,709,229
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	986,539
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	896,821
4.250%, 8/18/25	1,600,000	1,649,647
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25(k)	830,000	800,520
3.900%, 5/25/26	1,140,000	1,151,391
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,545,172
4.375%, 11/23/26	1,815,000	1,868,568
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,270,726
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,177,974
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,194,889
HSBC USA, Inc.
3.500%, 6/23/24	900,000	898,169
Huntington Bancshares, Inc.
2.300%, 1/14/22	2,800,000	2,785,915
2.625%, 8/6/24	500,000	505,432
4.000%, 5/15/25	350,000	366,690
2.550%, 2/4/30	500,000	442,117
Huntington National Bank (The)
3.250%, 5/14/21	350,000	352,727
3.125%, 4/1/22	430,000	433,730
2.500%, 8/7/22	750,000	746,141
1.800%, 2/3/23	350,000	340,451
3.550%, 10/6/23	500,000	513,986
Industrial & Commercial Bank of China Ltd.
2.635%, 5/26/21	350,000	355,906
2.452%, 10/20/21	1,150,000	1,169,766
2.957%, 11/8/22	500,000	520,955
3.538%, 11/8/27	500,000	539,375
ING Groep NV
3.150%, 3/29/22	1,250,000	1,255,674
4.100%, 10/2/23	1,500,000	1,540,408
3.550%, 4/9/24	750,000	742,175
3.950%, 3/29/27	1,250,000	1,281,650
4.050%, 4/9/29	560,000	576,762
JPMorgan Chase & Co.
2.550%, 3/1/21	1,000,000	1,001,656
4.625%, 5/10/21	2,000,000	2,051,534
2.400%, 6/7/21	1,250,000	1,255,397
4.350%, 8/15/21	300,000	308,305
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)	1,250,000	1,270,275
3.250%, 9/23/22	2,849,000	2,943,228
2.972%, 1/15/23	3,250,000	3,286,167
3.200%, 1/25/23	4,369,000	4,502,881
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,088,583
3.375%, 5/1/23	2,075,000	2,127,858
2.700%, 5/18/23	2,000,000	2,052,911
3.875%, 2/1/24	3,000,000	3,214,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	$1,125,000	$1,176,798
3.625%, 5/13/24	3,000,000	3,202,368
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,324,681
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,455,393
3.900%, 7/15/25	3,000,000	3,220,159
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,501,509
(SOFR + 1.59%), 2.005%, 3/13/26(k)	555,000	548,017
3.300%, 4/1/26	2,000,000	2,088,295
3.200%, 6/15/26	1,750,000	1,819,030
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,880,701
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	7,323,081
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,624,470
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,649,705
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,128,086
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	663,412
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,744,491
KeyBank NA
3.350%, 6/15/21	250,000	251,291
2.500%, 11/22/21	250,000	249,796
3.300%, 2/1/22	250,000	254,072
2.400%, 6/9/22	635,000	636,776
2.300%, 9/14/22	1,500,000	1,501,286
3.375%, 3/7/23	500,000	515,979
1.250%, 3/10/23	415,000	407,089
3.300%, 6/1/25	250,000	259,467
3.400%, 5/20/26	1,000,000	1,018,520
KeyCorp
5.100%, 3/24/21	1,375,000	1,408,785
4.150%, 10/29/25	310,000	323,974
2.250%, 4/6/27	750,000	695,711
Korea Development Bank (The)
4.625%, 11/16/21	250,000	263,360
2.625%, 2/27/22	2,000,000	2,049,375
3.000%, 3/19/22	250,000	257,656
3.000%, 9/14/22	1,000,000	1,040,000
3.375%, 3/12/23	500,000	526,060
2.750%, 3/19/23	500,000	517,656
3.750%, 1/22/24	500,000	535,781
3.250%, 2/19/24	350,000	369,031
2.125%, 10/1/24	390,000	394,419
1.750%, 2/18/25	250,000	246,227
Kreditanstalt fuer Wiederaufbau
1.625%, 3/15/21	4,000,000	4,041,882
2.375%, 3/24/21	1,890,000	1,923,926
2.625%, 4/12/21	2,400,000	2,451,360
1.500%, 6/15/21	4,000,000	4,046,083
2.375%, 8/25/21	1,500,000	1,538,225
1.750%, 9/15/21	3,950,000	4,018,717
2.000%, 11/30/21	2,000,000	2,048,164
2.625%, 1/25/22	3,000,000	3,112,592
2.500%, 2/15/22	2,250,000	2,331,605
2.125%, 3/7/22	3,500,000	3,605,603
2.125%, 6/15/22	3,000,000	3,102,726
2.000%, 10/4/22	2,312,000	2,394,918
2.375%, 12/29/22(x)	4,015,000	4,212,862
2.125%, 1/17/23	3,350,000	3,494,629
1.625%, 2/15/23	1,750,000	1,802,525
2.625%, 2/28/24	2,125,000	2,291,933
1.375%, 8/5/24(x)	2,250,000	2,317,102
2.500%, 11/20/24	5,000,000	5,400,122
2.000%, 5/2/25(x)	3,000,000	3,175,244
2.875%, 4/3/28	1,750,000	2,004,299
1.750%, 9/14/29	525,000	555,245
Landwirtschaftliche Rentenbank
1.750%, 9/24/21	800,000	814,607
3.125%, 11/14/23	1,500,000	1,635,079
2.000%, 1/13/25	3,000,000	3,189,363
1.750%, 7/27/26	500,000	523,969
Series 36
2.000%, 12/6/21	1,000,000	1,024,637
Series 37
2.500%, 11/15/27(x)	2,000,000	2,255,780
Lloyds Bank plc
3.300%, 5/7/21	975,000	980,851
2.250%, 8/14/22	750,000	748,642
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	374,409
3.000%, 1/11/22	1,365,000	1,342,334
(ICE LIBOR USD 3 Month + 1.25%), 2.858%, 3/17/23(k)	750,000	739,144
4.050%, 8/16/23	750,000	770,109
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,729,555
3.900%, 3/12/24	400,000	409,423
4.450%, 5/8/25	575,000	604,660
4.582%, 12/10/25	1,000,000	1,012,367
4.650%, 3/24/26	1,750,000	1,786,993
3.750%, 1/11/27	1,385,000	1,385,762
4.375%, 3/22/28	1,350,000	1,439,910
4.550%, 8/16/28	850,000	894,150
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,725,014
M&T Bank Corp.
3.550%, 7/26/23	500,000	522,766
Manufacturers & Traders Trust Co.
2.500%, 5/18/22	500,000	501,708
2.900%, 2/6/25	1,000,000	1,077,821
3.400%, 8/17/27	330,000	341,099
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	603,000	604,823
3.535%, 7/26/21	290,000	292,857
2.190%, 9/13/21	746,000	739,208
2.998%, 2/22/22	1,250,000	1,248,824
3.218%, 3/7/22	500,000	506,601
2.623%, 7/18/22	750,000	744,843
3.455%, 3/2/23	1,000,000	1,022,402
3.761%, 7/26/23	1,750,000	1,804,082
2.527%, 9/13/23	760,000	755,775
3.407%, 3/7/24	750,000	768,277
2.801%, 7/18/24	1,000,000	1,000,640
2.193%, 2/25/25	1,000,000	996,530
3.777%, 3/2/25	1,000,000	1,042,585
3.850%, 3/1/26	216,000	218,507
2.757%, 9/13/26	1,250,000	1,234,760
3.677%, 2/22/27(x)	1,000,000	1,021,864
3.287%, 7/25/27	1,000,000	997,064
3.961%, 3/2/28(x)	1,500,000	1,563,398
4.050%, 9/11/28	1,000,000	1,090,313
3.741%, 3/7/29	750,000	777,545
3.195%, 7/18/29	1,000,000	1,014,880
2.559%, 2/25/30	1,000,000	948,592
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	832,279
2.953%, 2/28/22	1,150,000	1,158,315
2.601%, 9/11/22	1,000,000	1,002,126
3.549%, 3/5/23	1,000,000	1,006,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23(k)	$235,000	$233,658
(ICE LIBOR USD 3 Month + 0.98%), 2.839%, 7/16/25(k)	750,000	681,452
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)	500,000	493,356
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	290,943
2.839%, 9/13/26	850,000	823,605
3.663%, 2/28/27	1,000,000	1,017,233
3.170%, 9/11/27	1,250,000	1,291,071
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,056,536
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	734,632
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,862,987
3.000%, 2/10/25	80,000	71,116
MUFG Union Bank NA
3.150%, 4/1/22	750,000	753,798
2.100%, 12/9/22	500,000	493,854
National Australia Bank Ltd.
1.875%, 7/12/21	1,000,000	992,264
3.375%, 9/20/21	500,000	504,836
3.700%, 11/4/21	650,000	666,729
1.875%, 12/13/22	750,000	747,205
3.000%, 1/20/23	1,350,000	1,381,564
2.875%, 4/12/23	750,000	770,135
3.625%, 6/20/23	500,000	513,300
3.375%, 1/14/26	750,000	784,789
2.500%, 7/12/26	1,500,000	1,501,165
National Bank of Canada
2.100%, 2/1/23	750,000	736,653
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	1,625,000	1,678,887
2.375%, 10/1/21	1,500,000	1,540,995
2.625%, 1/31/22(x)	750,000	778,610
2.875%, 3/13/23	750,000	800,839
3.125%, 11/7/23	2,750,000	2,998,430
1.500%, 2/12/25	375,000	388,397
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	301,008
PNC Bank NA
2.150%, 4/29/21	1,250,000	1,250,444
2.550%, 12/9/21	1,050,000	1,065,497
(ICE LIBOR USD 3 Month + 0.44%), 2.232%, 7/22/22(k)	400,000	400,774
(ICE LIBOR USD 3 Month + 0.42%), 2.028%, 12/9/22(k)	400,000	398,035
2.950%, 1/30/23	250,000	252,852
(ICE LIBOR USD 3 Month + 0.00%), 1.743%, 2/24/23(k)	1,165,000	1,149,326
3.500%, 6/8/23	335,000	342,346
3.800%, 7/25/23	1,000,000	1,035,389
3.300%, 10/30/24	1,000,000	1,041,069
2.950%, 2/23/25	250,000	250,431
3.250%, 6/1/25	500,000	507,808
3.100%, 10/25/27	500,000	514,806
3.250%, 1/22/28	1,000,000	1,017,699
2.700%, 10/22/29	395,000	377,587
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22(e)	2,000,000	2,014,566
3.500%, 1/23/24	175,000	179,436
3.900%, 4/29/24	500,000	517,792
2.200%, 11/1/24	500,000	500,517
2.600%, 7/23/26	350,000	354,372
3.150%, 5/19/27	750,000	760,049
3.450%, 4/23/29	750,000	759,378
2.550%, 1/22/30	750,000	718,769
Regions Bank
2.750%, 4/1/21	1,000,000	995,299
Regions Financial Corp.
2.750%, 8/14/22	650,000	644,128
3.800%, 8/14/23	750,000	762,872
Royal Bank of Canada
3.200%, 4/30/21	770,000	778,440
2.750%, 2/1/22(x)	750,000	765,673
2.800%, 4/29/22	750,000	760,447
1.950%, 1/17/23	625,000	618,626
3.700%, 10/5/23	1,500,000	1,567,841
2.550%, 7/16/24	750,000	757,252
2.250%, 11/1/24	750,000	751,404
4.650%, 1/27/26	2,000,000	2,124,822
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,965,000	2,027,510
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	2,005,911
6.100%, 6/10/23	875,000	895,571
3.875%, 9/12/23	800,000	821,375
6.000%, 12/19/23	1,740,000	1,781,233
5.125%, 5/28/24	1,890,000	1,893,300
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	1,992,972
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,015,832
4.800%, 4/5/26	1,750,000	1,764,635
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	550,000	583,919
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	773,403
Santander Holdings USA, Inc.
4.450%, 12/3/21	145,000	143,030
3.700%, 3/28/22	1,590,000	1,573,745
3.400%, 1/18/23	750,000	707,189
3.500%, 6/7/24	350,000	341,742
4.500%, 7/17/25	1,500,000	1,475,244
4.400%, 7/13/27	485,000	465,615
Santander UK Group Holdings plc
2.875%, 8/5/21	1,250,000	1,234,522
3.571%, 1/10/23	520,000	519,442
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	760,674
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	742,082
Santander UK plc
3.400%, 6/1/21	750,000	748,919
3.750%, 11/15/21	500,000	486,730
2.100%, 1/13/23	750,000	726,320
4.000%, 3/13/24	1,000,000	1,016,099
2.875%, 6/18/24	750,000	750,236
Skandinaviska Enskilda Banken AB
2.625%, 3/15/21	1,000,000	999,843
1.875%, 9/13/21	800,000	783,393
2.800%, 3/11/22	750,000	751,229
Sumitomo Mitsui Banking Corp.
3.200%, 7/18/22	750,000	742,200
3.000%, 1/18/23	1,000,000	1,008,966
3.950%, 1/10/24	2,250,000	2,403,861
3.400%, 7/11/24	1,000,000	1,019,388
3.650%, 7/23/25	750,000	780,687
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,251,389
2.442%, 10/19/21	1,000,000	999,519
2.846%, 1/11/22	1,500,000	1,508,399
2.778%, 10/18/22	750,000	753,095
3.102%, 1/17/23	1,000,000	1,011,685
3.936%, 10/16/23	750,000	776,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.696%, 7/16/24	$1,000,000	$1,002,081
2.448%, 9/27/24	350,000	343,918
2.348%, 1/15/25	400,000	392,175
3.010%, 10/19/26(x)	1,000,000	998,395
3.446%, 1/11/27(x)	1,700,000	1,737,941
3.364%, 7/12/27	750,000	755,946
3.352%, 10/18/27(x)	750,000	750,975
3.544%, 1/17/28	2,000,000	2,016,327
4.306%, 10/16/28(x)	750,000	805,958
3.040%, 7/16/29	1,000,000	982,934
3.202%, 9/17/29	350,000	346,948
2.724%, 9/27/29	350,000	334,588
2.750%, 1/15/30	400,000	390,156
Svenska Handelsbanken AB
2.450%, 3/30/21	1,145,000	1,147,653
3.350%, 5/24/21	2,655,000	2,682,598
1.875%, 9/7/21	505,000	497,901
3.900%, 11/20/23	500,000	506,500
Synovus Financial Corp.
3.125%, 11/1/22	300,000	300,209
Toronto-Dominion Bank (The)
2.125%, 4/7/21	1,500,000	1,500,248
3.250%, 6/11/21	750,000	763,547
1.900%, 12/1/22	1,250,000	1,250,975
3.500%, 7/19/23	750,000	768,798
3.250%, 3/11/24	750,000	790,766
2.650%, 6/12/24	750,000	763,991
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	994,125
Truist Bank
2.625%, 1/15/22	1,250,000	1,179,846
2.800%, 5/17/22	750,000	749,313
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22(k)	500,000	502,071
3.000%, 2/2/23	1,000,000	1,019,575
1.250%, 3/9/23	350,000	341,952
3.200%, 4/1/24	750,000	778,565
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	507,339
2.150%, 12/6/24	600,000	582,692
1.500%, 3/10/25	750,000	724,364
3.625%, 9/16/25	1,000,000	1,037,046
4.050%, 11/3/25	185,000	195,205
3.300%, 5/15/26	1,000,000	1,023,050
3.800%, 10/30/26	300,000	316,316
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	330,822
2.250%, 3/11/30	535,000	489,333
Truist Financial Corp.
2.900%, 3/3/21	500,000	500,759
2.050%, 5/10/21	2,000,000	1,990,744
3.200%, 9/3/21	500,000	502,918
2.700%, 1/27/22	1,000,000	996,035
3.950%, 3/22/22	250,000	256,029
3.050%, 6/20/22	750,000	765,844
2.200%, 3/16/23	750,000	748,398
3.750%, 12/6/23	750,000	788,573
2.500%, 8/1/24	750,000	738,270
2.850%, 10/26/24	500,000	499,229
4.000%, 5/1/25	600,000	634,274
3.700%, 6/5/25	750,000	782,802
3.875%, 3/19/29	750,000	775,286
US Bancorp
4.125%, 5/24/21	1,000,000	1,023,993
3.000%, 3/15/22	750,000	764,409
2.950%, 7/15/22	1,600,000	1,618,203
3.700%, 1/30/24	500,000	525,801
2.400%, 7/30/24	750,000	748,584
3.600%, 9/11/24	1,000,000	1,021,586
3.950%, 11/17/25	500,000	536,834
3.100%, 4/27/26	1,415,000	1,397,533
3.900%, 4/26/28	650,000	673,442
3.000%, 7/30/29	750,000	758,533
Series V
2.375%, 7/22/26	2,000,000	1,965,246
US Bank NA
3.150%, 4/26/21	750,000	756,710
3.450%, 11/16/21	750,000	765,399
1.800%, 1/21/22	1,000,000	988,981
2.650%, 5/23/22	750,000	754,583
1.950%, 1/9/23	300,000	300,940
2.850%, 1/23/23(x)	750,000	765,966
3.400%, 7/24/23	500,000	520,832
2.050%, 1/21/25	1,000,000	982,971
2.800%, 1/27/25	1,000,000	1,016,331
Webster Financial Corp.
4.100%, 3/25/29	500,000	517,481
Wells Fargo & Co.
2.500%, 3/4/21	2,000,000	2,007,408
4.600%, 4/1/21	2,000,000	2,043,529
2.100%, 7/26/21	1,250,000	1,245,492
3.500%, 3/8/22	1,844,000	1,879,222
3.069%, 1/24/23	1,000,000	1,013,749
4.125%, 8/15/23	3,000,000	3,065,417
3.750%, 1/24/24	1,250,000	1,319,513
3.300%, 9/9/24	2,000,000	2,071,367
3.000%, 2/19/25	2,500,000	2,562,727
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	1,105,000	1,084,130
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,220,422
3.000%, 4/22/26	4,000,000	4,114,180
4.100%, 6/3/26	2,000,000	2,075,738
3.000%, 10/23/26	1,500,000	1,529,633
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,144,598
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,289,813
4.150%, 1/24/29	1,350,000	1,453,048
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	1,250,000	1,238,967
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	1,125,000	1,073,610
Series M
3.450%, 2/13/23	1,806,000	1,863,229
Wells Fargo Bank NA
3.625%, 10/22/21	1,500,000	1,541,099
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22(k)	870,000	869,561
(ICE LIBOR USD 3 Month + 0.65%), 2.082%, 9/9/22(k)	1,200,000	1,195,306
3.550%, 8/14/23	1,950,000	2,041,771
Westpac Banking Corp.
2.100%, 5/13/21	750,000	748,345
2.000%, 8/19/21	1,250,000	1,245,074
2.500%, 6/28/22	1,250,000	1,254,288
2.750%, 1/11/23	750,000	766,474
2.000%, 1/13/23	145,000	143,049
3.650%, 5/15/23	750,000	775,681
3.300%, 2/26/24	1,250,000	1,296,972
2.350%, 2/19/25	1,000,000	1,008,683
2.850%, 5/13/26	750,000	774,495
2.700%, 8/19/26	1,750,000	1,740,571
3.350%, 3/8/27	1,250,000	1,291,238
2.650%, 1/16/30	350,000	346,389
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	992,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Wintrust Financial Corp.
4.850%, 6/6/29(x)	$250,000	$242,823
Zions Bancorp NA
3.350%, 3/4/22	455,000	455,109
3.250%, 10/29/29	500,000	429,226

		649,978,333

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	370,642
Ameriprise Financial, Inc.
3.000%, 3/22/22	165,000	164,953
4.000%, 10/15/23	150,000	153,022
3.700%, 10/15/24	750,000	773,864
2.875%, 9/15/26	500,000	489,192
Ares Capital Corp.
3.625%, 1/19/22	600,000	565,864
3.500%, 2/10/23	750,000	679,893
4.200%, 6/10/24	560,000	497,958
4.250%, 3/1/25	500,000	429,798
3.250%, 7/15/25	500,000	413,888
Bank of New York Mellon Corp. (The)
2.500%, 4/15/21	600,000	599,940
2.050%, 5/3/21	1,000,000	1,005,177
3.550%, 9/23/21	750,000	771,654
1.950%, 8/23/22	625,000	617,634
1.850%, 1/27/23	575,000	575,719
2.950%, 1/29/23	500,000	505,161
3.500%, 4/28/23	750,000	783,577
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	710,894
3.450%, 8/11/23	750,000	778,052
2.200%, 8/16/23	425,000	422,995
2.100%, 10/24/24	675,000	659,239
2.800%, 5/4/26	750,000	770,706
2.450%, 8/17/26	1,000,000	999,307
3.250%, 5/16/27	700,000	719,741
3.400%, 1/29/28	500,000	516,507
3.850%, 4/28/28	850,000	902,977
Series 0012
3.650%, 2/4/24	2,100,000	2,164,794
Series G
3.000%, 2/24/25	1,500,000	1,529,329
BGC Partners, Inc.
5.375%, 7/24/23	350,000	349,286
3.750%, 10/1/24	200,000	191,003
BlackRock, Inc.
4.250%, 5/24/21	1,000,000	1,027,689
3.375%, 6/1/22	500,000	514,627
3.500%, 3/18/24	1,400,000	1,480,150
3.200%, 3/15/27	347,000	365,716
3.250%, 4/30/29	445,000	460,965
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	606,722
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	754,241
3.900%, 1/25/28	500,000	515,828
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	670,075
Charles Schwab Corp. (The)
3.250%, 5/21/21	665,000	665,509
2.650%, 1/25/23	500,000	509,274
3.550%, 2/1/24(x)	650,000	664,711
3.000%, 3/10/25	150,000	151,212
3.850%, 5/21/25	750,000	789,762
3.200%, 3/2/27	500,000	497,512
3.250%, 5/22/29	500,000	490,966
CME Group, Inc.
3.000%, 9/15/22	500,000	507,627
3.000%, 3/15/25	1,000,000	1,029,932
3.750%, 6/15/28	350,000	395,269
Credit Suisse AG
3.000%, 10/29/21	850,000	855,958
2.100%, 11/12/21	720,000	717,932
Deutsche Bank AG
3.375%, 5/12/21	500,000	474,708
4.250%, 10/14/21	3,500,000	3,316,088
3.300%, 11/16/22	1,150,000	1,130,822
3.950%, 2/27/23	850,000	844,743
3.700%, 5/30/24	1,500,000	1,313,910
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	696,601
4.100%, 1/13/26	1,000,000	944,855
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	483,157
3.800%, 8/24/27	250,000	244,002
4.500%, 6/20/28	350,000	362,630
Eaton Vance Corp.
3.625%, 6/15/23	500,000	516,167
3.500%, 4/6/27	250,000	262,403
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,280,121
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	199,365
4.125%, 2/1/25	500,000	436,649
Goldman Sachs BDC, Inc.
3.750%, 2/10/25(x)	250,000	233,832
Goldman Sachs Group, Inc. (The)
2.625%, 4/25/21	1,860,000	1,862,894
5.250%, 7/27/21	1,905,000	1,973,656
2.350%, 11/15/21	900,000	899,140
5.750%, 1/24/22	1,400,000	1,487,481
3.000%, 4/26/22	2,085,000	2,096,894
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,511,646
3.625%, 1/22/23	244,000	251,562
3.200%, 2/23/23	2,855,000	2,909,874
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,495,204
3.625%, 2/20/24	1,080,000	1,126,797
4.000%, 3/3/24	3,045,000	3,189,171
3.850%, 7/8/24	2,000,000	2,080,622
3.500%, 1/23/25	3,250,000	3,323,314
3.750%, 5/22/25	2,400,000	2,484,960
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,848,119
3.750%, 2/25/26	580,000	575,475
3.500%, 11/16/26	1,815,000	1,853,422
3.850%, 1/26/27	2,240,000	2,293,486
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,022,502
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,132,115
2.600%, 2/7/30	1,515,000	1,431,629
Intercontinental Exchange, Inc.
2.350%, 9/15/22	1,750,000	1,768,104
3.450%, 9/21/23	300,000	317,136
4.000%, 10/15/23	850,000	890,359
3.750%, 12/1/25	610,000	641,251
3.750%, 9/21/28	535,000	564,399
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,012,975
Jefferies Group LLC
5.125%, 1/20/23	117,000	119,067
4.850%, 1/15/27	665,000	653,645
Lazard Group LLC
4.500%, 9/19/28	350,000	350,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 3/11/29	$500,000	$499,665
Legg Mason, Inc.
4.750%, 3/15/26	250,000	246,734
Moody’s Corp.
3.250%, 6/7/21	250,000	250,259
2.750%, 12/15/21(x)	250,000	245,459
4.500%, 9/1/22	31,000	31,756
2.625%, 1/15/23	650,000	656,220
4.875%, 2/15/24	500,000	546,620
Morgan Stanley
2.500%, 4/21/21	2,500,000	2,490,288
5.500%, 7/28/21	2,130,000	2,213,466
2.625%, 11/17/21	2,205,000	2,213,261
2.750%, 5/19/22	2,065,000	2,079,038
4.875%, 11/1/22	312,000	326,167
3.125%, 1/23/23	800,000	819,519
3.750%, 2/25/23	394,000	410,303
4.100%, 5/22/23	2,000,000	2,043,537
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	922,080
3.700%, 10/23/24	2,000,000	2,081,145
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	503,329
4.000%, 7/23/25	505,000	538,452
5.000%, 11/24/25	3,000,000	3,256,522
3.875%, 1/27/26	3,000,000	3,173,386
3.125%, 7/27/26	3,000,000	3,086,576
3.625%, 1/20/27	4,000,000	4,280,133
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,532,252
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,055,282
(SOFR + 1.14%), 2.699%, 1/22/31(k)	1,640,000	1,606,200
Series F
3.875%, 4/29/24	2,500,000	2,619,363
Nasdaq, Inc.
3.850%, 6/30/26	145,000	149,247
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	371,832
3.103%, 1/16/30	750,000	707,987
Northern Trust Corp.
3.375%, 8/23/21	375,000	378,932
2.375%, 8/2/22	500,000	503,382
3.650%, 8/3/28	500,000	540,784
3.150%, 5/3/29	500,000	520,475
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	470,336
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	73,772
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	305,048
4.000%, 3/30/25	250,000	218,304
3.750%, 7/22/25	350,000	297,827
Prospect Capital Corp.
5.875%, 3/15/23	250,000	217,371
S&P Global, Inc.
4.000%, 6/15/25	250,000	275,167
Stifel Financial Corp.
4.250%, 7/18/24	700,000	702,527
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	251,275
3.750%, 4/1/24	750,000	751,341
3.625%, 4/1/25	1,000,000	1,040,309
3.300%, 4/1/27	455,000	441,736
TPG Specialty Lending, Inc.
3.875%, 11/1/24	500,000	440,964

		143,077,261

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
4.500%, 5/15/21	2,150,000	1,971,153
4.450%, 12/16/21	155,000	140,175
3.950%, 2/1/22	700,000	628,234
3.500%, 5/26/22	1,030,000	898,089
3.300%, 1/23/23	500,000	411,290
4.125%, 7/3/23	500,000	428,897
4.875%, 1/16/24	445,000	373,013
2.875%, 8/14/24	350,000	285,109
3.500%, 1/15/25	600,000	494,813
4.450%, 10/1/25	350,000	291,937
4.450%, 4/3/26	500,000	398,707
3.650%, 7/21/27	1,000,000	774,739
3.875%, 1/23/28(x)	500,000	391,573
American Express Co.
3.375%, 5/17/21	1,150,000	1,163,551
3.700%, 11/5/21	785,000	803,822
2.750%, 5/20/22	500,000	501,183
2.500%, 8/1/22	1,000,000	998,040
2.650%, 12/2/22	1,487,000	1,503,212
3.400%, 2/27/23	2,000,000	2,052,859
3.700%, 8/3/23	1,000,000	1,038,113
3.400%, 2/22/24	750,000	775,652
2.500%, 7/30/24	500,000	503,595
3.000%, 10/30/24	750,000	767,505
3.625%, 12/5/24	1,070,000	1,096,302
4.200%, 11/6/25	1,075,000	1,213,246
3.125%, 5/20/26	500,000	504,312
American Express Credit Corp.
2.250%, 5/5/21	2,000,000	2,000,471
3.300%, 5/3/27	1,150,000	1,180,595
American Honda Finance Corp.
1.650%, 7/12/21	1,000,000	989,138
3.375%, 12/10/21	400,000	410,536
1.950%, 5/20/22	220,000	218,883
2.200%, 6/27/22	500,000	490,418
2.600%, 11/16/22	650,000	643,164
2.050%, 1/10/23	200,000	196,112
1.950%, 5/10/23	500,000	490,130
3.450%, 7/14/23	500,000	507,142
3.625%, 10/10/23	500,000	509,868
3.550%, 1/12/24	500,000	515,368
2.900%, 2/16/24	500,000	496,627
2.400%, 6/27/24	500,000	484,723
2.150%, 9/10/24	350,000	336,994
2.300%, 9/9/26	720,000	679,871
2.350%, 1/8/27	500,000	471,330
3.500%, 2/15/28	500,000	496,357
Capital One Financial Corp.
4.750%, 7/15/21	500,000	516,036
3.050%, 3/9/22	600,000	590,392
3.200%, 1/30/23	1,000,000	989,639
3.900%, 1/29/24	750,000	752,427
3.750%, 4/24/24	1,000,000	1,002,750
3.300%, 10/30/24	350,000	343,459
4.250%, 4/30/25(x)	850,000	870,807
4.200%, 10/29/25	750,000	738,409
3.750%, 7/28/26	2,000,000	1,958,437
3.750%, 3/9/27	1,150,000	1,099,565
3.800%, 1/31/28	1,000,000	981,511
Caterpillar Financial Services Corp.
2.900%, 3/15/21	500,000	502,281
3.150%, 9/7/21	275,000	279,932
1.931%, 10/1/21	1,000,000	984,519
2.850%, 6/1/22	500,000	497,018
1.900%, 9/6/22	430,000	428,313
1.950%, 11/18/22	500,000	497,645
2.550%, 11/29/22	500,000	487,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 3/1/23(x)	$1,000,000	$988,607
3.450%, 5/15/23(x)	500,000	515,892
3.650%, 12/7/23	250,000	265,140
2.850%, 5/17/24	350,000	355,552
3.300%, 6/9/24	1,250,000	1,256,481
2.150%, 11/8/24	850,000	818,860
3.250%, 12/1/24	500,000	500,501
2.400%, 8/9/26	250,000	233,962
Series I
2.650%, 5/17/21	335,000	338,018
Discover Financial Services
5.200%, 4/27/22	100,000	101,927
3.850%, 11/21/22	1,144,000	1,163,505
3.950%, 11/6/24	250,000	253,068
3.750%, 3/4/25	350,000	352,058
4.500%, 1/30/26	500,000	508,172
4.100%, 2/9/27	565,000	540,197
Ford Motor Credit Co. LLC
4.389%, 1/8/26	415,000	363,125
General Motors Financial Co., Inc.
4.200%, 3/1/21	750,000	715,334
3.550%, 4/9/21	440,000	420,999
3.200%, 7/6/21	2,250,000	2,089,369
4.200%, 11/6/21	955,000	891,997
3.450%, 1/14/22	1,000,000	939,242
3.450%, 4/10/22	2,000,000	1,851,436
3.150%, 6/30/22	225,000	200,633
3.550%, 7/8/22	700,000	650,960
3.250%, 1/5/23	750,000	679,022
3.700%, 5/9/23	875,000	784,711
4.150%, 6/19/23	500,000	434,352
5.100%, 1/17/24	500,000	457,243
3.950%, 4/13/24	1,000,000	906,844
2.900%, 2/26/25	2,000,000	1,729,065
4.350%, 4/9/25	575,000	496,927
4.300%, 7/13/25	1,250,000	1,068,174
5.250%, 3/1/26	700,000	614,492
4.000%, 10/6/26	750,000	601,845
4.350%, 1/17/27	835,000	677,577
3.850%, 1/5/28	500,000	412,637
5.650%, 1/17/29	350,000	307,889
John Deere Capital Corp.
2.800%, 3/4/21	1,000,000	1,006,519
2.875%, 3/12/21	500,000	504,294
2.300%, 6/7/21	500,000	502,230
3.900%, 7/12/21	350,000	360,110
3.125%, 9/10/21	400,000	405,976
3.150%, 10/15/21	500,000	502,190
2.650%, 1/6/22(x)	500,000	505,363
2.750%, 3/15/22	1,000,000	1,012,500
1.950%, 6/13/22	250,000	248,940
2.150%, 9/8/22	650,000	641,237
2.700%, 1/6/23	500,000	500,439
2.800%, 3/6/23	500,000	512,388
1.200%, 4/6/23	80,000	78,364
3.450%, 6/7/23	250,000	258,650
3.650%, 10/12/23	500,000	527,420
2.600%, 3/7/24	335,000	338,649
3.350%, 6/12/24	650,000	659,500
2.650%, 6/24/24	660,000	650,721
2.050%, 1/9/25(x)	350,000	348,006
3.450%, 3/13/25	1,250,000	1,287,513
3.400%, 9/11/25	350,000	369,106
2.650%, 6/10/26	500,000	499,275
2.250%, 9/14/26	500,000	490,576
1.750%, 3/9/27	175,000	168,446
2.800%, 9/8/27	400,000	406,528
3.050%, 1/6/28	500,000	515,679
3.450%, 3/7/29	270,000	288,774
2.800%, 7/18/29	325,000	330,060
2.450%, 1/9/30	290,000	295,184
PACCAR Financial Corp.
2.800%, 3/1/21	335,000	336,879
3.100%, 5/10/21(x)	390,000	394,919
3.150%, 8/9/21(x)	350,000	357,281
2.650%, 5/10/22	500,000	519,352
2.300%, 8/10/22(x)	1,000,000	1,031,899
1.900%, 2/7/23	155,000	157,950
3.400%, 8/9/23	350,000	365,898
2.150%, 8/15/24	250,000	239,488
1.800%, 2/6/25	175,000	162,962
Synchrony Financial
2.850%, 7/25/22	105,000	99,611
4.375%, 3/19/24	165,000	162,363
4.250%, 8/15/24	750,000	715,995
4.500%, 7/23/25	500,000	489,296
3.700%, 8/4/26	500,000	442,035
3.950%, 12/1/27	1,500,000	1,314,241
5.150%, 3/19/29	250,000	239,016
Toyota Motor Credit Corp.
1.900%, 4/8/21	750,000	753,949
2.950%, 4/13/21	375,000	375,812
2.750%, 5/17/21	750,000	753,001
3.400%, 9/15/21	1,050,000	1,061,051
1.800%, 10/7/21	500,000	493,729
2.600%, 1/11/22	1,000,000	999,971
3.300%, 1/12/22	156,000	157,880
2.650%, 4/12/22	750,000	751,060
2.800%, 7/13/22(x)	750,000	752,897
2.150%, 9/8/22(x)	850,000	839,994
2.625%, 1/10/23	1,150,000	1,151,243
2.700%, 1/11/23	500,000	499,819
3.350%, 1/8/24	500,000	517,210
2.900%, 4/17/24	500,000	500,693
2.000%, 10/7/24(x)	500,000	481,408
1.800%, 2/13/25	500,000	475,197
3.400%, 4/14/25	750,000	767,805
3.050%, 1/11/28	500,000	501,283
3.650%, 1/8/29	500,000	513,735
2.150%, 2/13/30	500,000	461,485

		104,586,801

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	1,360,000	1,363,635
3.750%, 8/15/21	500,000	514,015
3.400%, 1/31/22	500,000	517,182
3.000%, 2/11/23	500,000	519,359
2.750%, 3/15/23	1,000,000	1,032,050
3.125%, 3/15/26	1,395,000	1,489,867
Block Financial LLC
5.250%, 10/1/25	500,000	524,382
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	4,704,730
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	781,504
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21(x)	350,000	353,912
1.750%, 1/21/22	115,000	115,175
2.400%, 4/25/22	300,000	301,080
2.300%, 9/15/22	250,000	252,449
2.700%, 2/15/23	500,000	507,344
3.400%, 11/15/23	1,000,000	1,027,642
2.950%, 2/7/24	210,000	211,559
3.250%, 11/1/25	250,000	255,719
3.050%, 4/25/27	350,000	366,065
3.400%, 2/7/28	500,000	512,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 11/1/28	$250,000	$272,277
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	318,500
ORIX Corp.
2.900%, 7/18/22	330,000	332,213
4.050%, 1/16/24	500,000	535,772
3.250%, 12/4/24	750,000	765,128
3.700%, 7/18/27	400,000	417,142
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,168,391
Series KK
3.550%, 1/15/24	729,000	801,197
Series MM
2.300%, 9/15/20	500,000	504,309
Shell International Finance BV
1.875%, 5/10/21	1,500,000	1,493,453
1.750%, 9/12/21	1,000,000	996,185
2.375%, 8/21/22	1,175,000	1,172,430
3.400%, 8/12/23	900,000	938,279
3.500%, 11/13/23	525,000	551,305
2.000%, 11/7/24	750,000	733,212
3.250%, 5/11/25	2,500,000	2,620,188
2.875%, 5/10/26	1,250,000	1,261,725
2.500%, 9/12/26	1,000,000	1,026,596
3.875%, 11/13/28	750,000	819,854
2.375%, 11/7/29	750,000	738,698
Synchrony Bank
3.650%, 5/24/21	750,000	741,079
3.000%, 6/15/22	770,000	748,736
Voya Financial, Inc.
3.125%, 7/15/24	700,000	692,523
3.650%, 6/15/26	625,000	633,086

		35,632,914

Insurance (0.8%)
Aflac, Inc.
3.625%, 6/15/23	1,150,000	1,178,998
3.625%, 11/15/24	1,000,000	1,061,290
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	253,129
Allstate Corp. (The)
3.150%, 6/15/23	156,000	157,536
3.280%, 12/15/26	500,000	521,354
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	541,250
American Financial Group, Inc.
3.500%, 8/15/26	635,000	612,911
American International Group, Inc.
3.300%, 3/1/21	555,000	555,355
4.875%, 6/1/22	750,000	775,459
3.750%, 7/10/25	1,380,000	1,401,345
3.900%, 4/1/26	2,000,000	2,050,889
4.200%, 4/1/28	375,000	386,765
4.250%, 3/15/29	500,000	516,002
Aon Corp.
2.200%, 11/15/22	220,000	218,520
4.500%, 12/15/28	650,000	701,410
3.750%, 5/2/29	350,000	369,100
Aon plc
2.800%, 3/15/21(x)	350,000	346,425
3.500%, 6/14/24	350,000	364,901
3.875%, 12/15/25	600,000	622,821
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	503,928
Assurant, Inc.
4.000%, 3/15/23	300,000	303,970
4.200%, 9/27/23	250,000	252,600
4.900%, 3/27/28	250,000	253,602
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	502,315
Athene Holding Ltd.
4.125%, 1/12/28	750,000	677,000
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	252,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	172,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	530,168
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22(x)	656,000	676,958
1.850%, 3/12/30	165,000	158,882
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,708,090
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	369,185
4.500%, 3/15/29	300,000	290,114
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	616,588
3.150%, 3/15/25	1,000,000	1,039,195
3.350%, 5/3/26	410,000	438,764
CNA Financial Corp.
4.500%, 3/1/26	500,000	524,044
3.450%, 8/15/27	500,000	484,921
3.900%, 5/1/29	210,000	209,201
Enstar Group Ltd.
4.500%, 3/10/22	250,000	243,151
4.950%, 6/1/29	350,000	326,620
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	253,750
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	517,938
4.500%, 8/15/28	475,000	496,893
First American Financial Corp.
4.600%, 11/15/24	500,000	524,211
Globe Life, Inc.
3.800%, 9/15/22	250,000	261,552
4.550%, 9/15/28	500,000	515,486
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	745,268
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	522,166
Kemper Corp.
4.350%, 2/15/25	355,000	368,864
Lincoln National Corp.
4.850%, 6/24/21	313,000	318,249
4.000%, 9/1/23	215,000	219,643
3.625%, 12/12/26	500,000	507,210
Loews Corp.
2.625%, 5/15/23	900,000	881,032
3.750%, 4/1/26	300,000	310,813
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,082,801
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	766,999
Markel Corp.
3.500%, 11/1/27	350,000	343,722
3.350%, 9/17/29	90,000	86,137
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	600,000	624,205
2.750%, 1/30/22	915,000	928,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 3/15/24	$500,000	$516,391
3.500%, 6/3/24	1,000,000	1,015,930
4.375%, 3/15/29	700,000	768,212
Mercury General Corp.
4.400%, 3/15/27	300,000	294,394
MetLife, Inc.
3.048%, 12/15/22(e)	1,000,000	1,012,544
3.000%, 3/1/25	500,000	507,406
3.600%, 11/13/25	1,300,000	1,331,470
Series D
4.368%, 9/15/23(e)	667,000	701,074
Old Republic International Corp.
4.875%, 10/1/24	400,000	422,771
3.875%, 8/26/26	500,000	521,559
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	341,668
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	349,452
3.700%, 5/15/29	375,000	387,124
Progressive Corp. (The)
3.750%, 8/23/21	219,000	223,702
Prudential Financial, Inc.
4.500%, 11/16/21	1,000,000	1,027,455
1.500%, 3/10/26	250,000	234,407
3.878%, 3/27/28	1,000,000	1,024,622
2.100%, 3/10/30	235,000	210,511
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	934,185
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	838,500
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	1,500,000	1,350,000
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	61,412
4.700%, 9/15/23	1,000,000	1,064,932
3.900%, 5/15/29	175,000	161,495
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	263,097
3.450%, 7/1/27	195,000	206,554
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	534,209
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	258,902
Trinity Acquisition plc
3.500%, 9/15/21	250,000	245,283
4.400%, 3/15/26	250,000	261,399
Unum Group
4.000%, 3/15/24	300,000	304,721
4.000%, 6/15/29	180,000	174,722
Willis North America, Inc.
3.600%, 5/15/24	550,000	553,615
4.500%, 9/15/28	500,000	546,734
2.950%, 9/15/29	250,000	237,533
Willis Towers Watson plc
5.750%, 3/15/21	500,000	502,638
WR Berkley Corp.
4.625%, 3/15/22	750,000	755,579

		53,590,356

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.750%, 12/2/21	500,000	498,639
4.000%, 4/15/24	1,250,000	1,264,729
3.375%, 12/2/26	500,000	493,719

		2,257,087

Total Financials		989,122,752

Health Care (3.3%)
Biotechnology (0.5%)
AbbVie, Inc.
2.300%, 5/14/21	1,450,000	1,450,448
3.375%, 11/14/21	415,000	424,232
2.150%, 11/19/21§	950,000	949,029
2.900%, 11/6/22	2,519,000	2,546,362
3.200%, 11/6/22	1,000,000	1,019,081
2.300%, 11/21/22§	965,000	961,450
2.850%, 5/14/23	1,000,000	1,010,674
3.750%, 11/14/23	700,000	726,965
2.600%, 11/21/24§	1,290,000	1,302,590
3.600%, 5/14/25	3,000,000	3,137,888
3.200%, 5/14/26	1,500,000	1,527,734
2.950%, 11/21/26§	1,430,000	1,434,910
3.200%, 11/21/29§	2,790,000	2,764,574
Amgen, Inc.
2.700%, 5/1/22	500,000	504,352
2.650%, 5/11/22	600,000	598,616
3.625%, 5/15/22	1,094,000	1,113,481
2.250%, 8/19/23	1,150,000	1,169,789
3.625%, 5/22/24	750,000	790,645
1.900%, 2/21/25	265,000	263,145
3.125%, 5/1/25	250,000	257,237
2.600%, 8/19/26	1,150,000	1,181,207
2.200%, 2/21/27	355,000	350,943
3.200%, 11/2/27	1,250,000	1,301,828
2.450%, 2/21/30	950,000	931,467
Baxalta, Inc.
4.000%, 6/23/25	239,000	245,492
Biogen, Inc.
3.625%, 9/15/22	570,000	586,069
4.050%, 9/15/25	570,000	601,747
Gilead Sciences, Inc.
4.400%, 12/1/21	2,187,000	2,266,703
1.950%, 3/1/22	255,000	254,873
3.250%, 9/1/22	835,000	859,443
2.500%, 9/1/23	755,000	766,018
3.700%, 4/1/24	1,000,000	1,049,813
3.650%, 3/1/26	2,500,000	2,695,675

		37,044,480

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	750,000	757,238
3.400%, 11/30/23	1,224,000	1,291,010
2.950%, 3/15/25	1,000,000	1,036,148
3.875%, 9/15/25(x)	490,000	525,747
3.750%, 11/30/26	978,000	1,099,886
Baxter International, Inc.
1.700%, 8/15/21	500,000	496,457
2.600%, 8/15/26	500,000	487,010
Becton Dickinson and Co.
2.894%, 6/6/22	1,000,000	993,390
3.363%, 6/6/24	1,000,000	996,530
3.734%, 12/15/24	1,857,000	1,890,909
3.700%, 6/6/27	1,467,000	1,463,332
Boston Scientific Corp.
3.375%, 5/15/22	250,000	253,380
3.450%, 3/1/24	625,000	641,281
3.850%, 5/15/25	382,000	404,783
3.750%, 3/1/26	1,000,000	1,039,811
4.000%, 3/1/29	700,000	736,720
Danaher Corp.
3.350%, 9/15/25(x)	310,000	317,177
DH Europe Finance II Sarl
2.050%, 11/15/22	500,000	490,525
2.200%, 11/15/24	500,000	483,361
2.600%, 11/15/29	315,000	317,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Edwards Lifesciences Corp.
4.300%, 6/15/28	$750,000	$792,977
Medtronic, Inc.
3.150%, 3/15/22	786,000	813,412
2.750%, 4/1/23	769,000	789,179
3.500%, 3/15/25	1,335,000	1,429,518
Stryker Corp.
2.625%, 3/15/21	750,000	759,912
3.375%, 11/1/25	2,000,000	2,130,400
3.500%, 3/15/26	375,000	389,228
3.650%, 3/7/28	600,000	633,003
Zimmer Biomet Holdings, Inc.
3.375%, 11/30/21	500,000	508,686
3.150%, 4/1/22	750,000	749,117
3.700%, 3/19/23	575,000	587,050
3.550%, 4/1/25	1,075,000	1,081,270

		26,386,077

Health Care Providers & Services (1.1%)
Adventist Health System
2.952%, 3/1/29	250,000	245,264
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	107,473
Aetna, Inc.
2.750%, 11/15/22	1,000,000	993,081
2.800%, 6/15/23	675,000	665,097
3.500%, 11/15/24	500,000	498,310
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	613,271
3.450%, 12/15/27	400,000	394,617
Anthem, Inc.
3.125%, 5/15/22	500,000	509,248
2.950%, 12/1/22	800,000	816,613
3.300%, 1/15/23	150,000	148,639
3.500%, 8/15/24	1,000,000	1,025,313
3.350%, 12/1/24	500,000	505,388
2.375%, 1/15/25	350,000	344,183
3.650%, 12/1/27	715,000	738,376
4.101%, 3/1/28	3,000,000	3,168,240
2.875%, 9/15/29	200,000	192,745
Cardinal Health, Inc.
2.616%, 6/15/22	800,000	803,357
3.200%, 3/15/23	1,000,000	997,654
3.079%, 6/15/24	500,000	492,391
3.410%, 6/15/27	1,250,000	1,268,001
Cigna Corp.
3.400%, 9/17/21	600,000	611,489
3.050%, 11/30/22§	775,000	768,985
3.750%, 7/15/23	997,000	1,015,530
3.250%, 4/15/25§	1,000,000	1,000,468
4.125%, 11/15/25	525,000	562,484
4.375%, 10/15/28	1,340,000	1,426,034
2.400%, 3/15/30	4,350,000	4,122,466
CommonSpirit Health
2.760%, 10/1/24	150,000	149,710
3.347%, 10/1/29	185,000	180,972
CVS Health Corp.
3.350%, 3/9/21	2,236,000	2,247,810
2.125%, 6/1/21	1,000,000	973,447
3.500%, 7/20/22	1,650,000	1,688,676
2.750%, 12/1/22	2,000,000	2,015,026
3.700%, 3/9/23	310,000	322,887
4.000%, 12/5/23	1,100,000	1,147,850
2.625%, 8/15/24	235,000	231,809
4.100%, 3/25/25	4,000,000	4,234,298
3.875%, 7/20/25	2,400,000	2,489,678
2.875%, 6/1/26	1,500,000	1,474,333
3.000%, 8/15/26	250,000	246,827
4.300%, 3/25/28	5,665,000	6,000,626
3.250%, 8/15/29	335,000	330,651
HCA, Inc.
4.750%, 5/1/23	845,000	863,970
5.000%, 3/15/24	1,360,000	1,408,960
5.250%, 4/15/25	945,000	983,339
5.250%, 6/15/26	1,000,000	1,049,540
4.500%, 2/15/27	820,000	847,831
4.125%, 6/15/29	525,000	528,869
Humana, Inc.
2.900%, 12/15/22	350,000	343,391
3.950%, 3/15/27	375,000	380,980
3.125%, 8/15/29	625,000	587,962
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	359,979
3.150%, 5/1/27	375,000	386,100
Laboratory Corp. of America Holdings
3.750%, 8/23/22	56,000	56,850
4.000%, 11/1/23	500,000	500,053
3.250%, 9/1/24	750,000	761,416
2.300%, 12/1/24	250,000	240,960
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,218,867
3.796%, 3/15/24	1,000,000	1,030,354
3.950%, 2/16/28	305,000	316,410
4.750%, 5/30/29	350,000	393,975
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	140,007
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	414,236
Quest Diagnostics, Inc.
4.700%, 4/1/21	100,000	101,198
3.500%, 3/30/25	400,000	407,982
3.450%, 6/1/26	775,000	756,755
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	774,085
Toledo Hospital (The)
Series B
5.325%, 11/15/28	300,000	317,945
UnitedHealth Group, Inc.
2.125%, 3/15/21	500,000	499,807
3.150%, 6/15/21	750,000	760,372
2.875%, 3/15/22	500,000	515,111
3.350%, 7/15/22	1,000,000	1,034,279
2.375%, 10/15/22	750,000	759,532
2.750%, 2/15/23	1,000,000	1,014,953
2.875%, 3/15/23	600,000	620,388
3.500%, 6/15/23	650,000	674,641
3.500%, 2/15/24	200,000	210,079
2.375%, 8/15/24	250,000	253,501
3.750%, 7/15/25	1,000,000	1,085,100
3.700%, 12/15/25	200,000	210,840
3.100%, 3/15/26	500,000	526,371
3.450%, 1/15/27	750,000	802,922
2.950%, 10/15/27	1,000,000	1,028,525
3.850%, 6/15/28	1,000,000	1,089,363
3.875%, 12/15/28	250,000	274,405
2.875%, 8/15/29	770,000	787,319

		75,088,839

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,129,058
2.750%, 9/15/29	175,000	168,489
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	586,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	$355,000	$366,552
4.150%, 2/1/24	1,000,000	1,051,109
3.650%, 12/15/25	500,000	520,288
2.950%, 9/19/26	245,000	246,176
3.200%, 8/15/27	1,000,000	1,023,777

		5,091,984

Pharmaceuticals (1.2%)
Allergan Finance LLC
3.250%, 10/1/22	1,300,000	1,292,415
Allergan Funding SCS
3.450%, 3/15/22	2,440,000	2,435,129
3.850%, 6/15/24	1,250,000	1,253,778
3.800%, 3/15/25	1,125,000	1,150,658
Allergan, Inc.
2.800%, 3/15/23	400,000	390,385
AstraZeneca plc
2.375%, 6/12/22	1,000,000	1,001,409
3.500%, 8/17/23	350,000	368,607
3.375%, 11/16/25	1,500,000	1,565,742
3.125%, 6/12/27	1,150,000	1,161,677
Bristol-Myers Squibb Co.
2.550%, 5/14/21§	500,000	505,727
2.600%, 5/16/22§	875,000	894,005
2.000%, 8/1/22	656,000	657,834
3.250%, 8/15/22§	850,000	876,475
3.550%, 8/15/22§	1,000,000	1,038,064
2.750%, 2/15/23§	500,000	507,895
3.250%, 2/20/23§	1,250,000	1,287,183
4.000%, 8/15/23§	850,000	897,052
3.625%, 5/15/24§	500,000	529,634
2.900%, 7/26/24§	1,110,000	1,134,193
3.875%, 8/15/25§	1,000,000	1,077,416
3.200%, 6/15/26§	600,000	639,765
3.250%, 2/27/27	750,000	794,252
3.450%, 11/15/27§	750,000	798,914
3.900%, 2/20/28§	1,250,000	1,387,744
Eli Lilly & Co.
2.350%, 5/15/22	250,000	255,104
2.750%, 6/1/25	707,000	722,271
3.375%, 3/15/29	635,000	688,167
GlaxoSmithKline Capital plc
3.125%, 5/14/21	355,000	361,675
2.850%, 5/8/22	2,000,000	2,054,716
2.875%, 6/1/22	1,250,000	1,278,735
3.000%, 6/1/24	875,000	906,088
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,190,055
3.375%, 5/15/23	500,000	524,222
3.625%, 5/15/25	280,000	303,536
3.875%, 5/15/28	500,000	550,701
Johnson & Johnson
1.650%, 3/1/21	750,000	752,902
3.550%, 5/15/21	500,000	511,378
2.450%, 12/5/21	1,250,000	1,256,817
2.050%, 3/1/23	750,000	755,805
3.375%, 12/5/23(x)	500,000	537,078
2.625%, 1/15/25	750,000	800,389
2.450%, 3/1/26	750,000	799,392
2.950%, 3/3/27	2,000,000	2,182,931
Merck & Co., Inc.
2.350%, 2/10/22	1,000,000	1,019,800
2.400%, 9/15/22	1,200,000	1,219,696
2.800%, 5/18/23	1,700,000	1,726,207
2.900%, 3/7/24	340,000	356,728
2.750%, 2/10/25	1,000,000	1,052,064
3.400%, 3/7/29	750,000	825,446
Mylan NV
3.150%, 6/15/21	1,750,000	1,730,875
3.950%, 6/15/26	1,750,000	1,775,173
Mylan, Inc.
4.550%, 4/15/28	500,000	505,360
Novartis Capital Corp.
2.400%, 5/17/22	750,000	768,369
2.400%, 9/21/22	1,200,000	1,198,680
3.400%, 5/6/24	1,000,000	1,069,185
1.750%, 2/14/25	750,000	746,498
3.000%, 11/20/25	1,500,000	1,572,633
2.000%, 2/14/27	750,000	751,127
3.100%, 5/17/27	1,000,000	1,045,996
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	717,000
Pfizer, Inc.
1.950%, 6/3/21	1,250,000	1,259,759
3.000%, 9/15/21	375,000	384,308
2.200%, 12/15/21	750,000	755,824
2.800%, 3/11/22	235,000	240,943
3.000%, 6/15/23	1,000,000	1,038,701
3.200%, 9/15/23	750,000	785,395
2.950%, 3/15/24	750,000	772,639
3.400%, 5/15/24	1,500,000	1,588,971
2.750%, 6/3/26	1,000,000	1,030,187
3.000%, 12/15/26	1,500,000	1,600,275
3.600%, 9/15/28	1,350,000	1,457,554
3.450%, 3/15/29	1,000,000	1,100,762
Sanofi
4.000%, 3/29/21	2,106,000	2,144,023
3.375%, 6/19/23	750,000	787,339
3.625%, 6/19/28	750,000	837,682
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,469,058
2.875%, 9/23/23	2,250,000	2,236,658
3.200%, 9/23/26	2,450,000	2,488,744
Takeda Pharmaceutical Co. Ltd.
4.000%, 11/26/21	515,000	518,914
4.400%, 11/26/23	1,000,000	1,050,310
5.000%, 11/26/28	1,000,000	1,108,238
Zoetis, Inc.
3.250%, 8/20/21	115,000	115,554
3.250%, 2/1/23	1,185,000	1,181,738
4.500%, 11/13/25	750,000	792,759
3.000%, 9/12/27	500,000	492,184
3.900%, 8/20/28	350,000	396,452

		86,793,723

Total Health Care		230,405,103

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.300%, 8/1/21	415,000	403,101
2.125%, 3/1/22(x)	250,000	235,627
2.700%, 5/1/22	210,000	193,924
2.800%, 3/1/23	1,000,000	909,566
1.875%, 6/15/23(x)	300,000	275,013
2.800%, 3/1/24	500,000	470,962
2.850%, 10/30/24	300,000	264,898
2.600%, 10/30/25	650,000	573,815
3.100%, 5/1/26	500,000	455,738
2.250%, 6/15/26	300,000	258,256
2.700%, 2/1/27	365,000	330,871
3.450%, 11/1/28	300,000	276,001
3.200%, 3/1/29	500,000	448,505
2.950%, 2/1/30(x)	750,000	665,435
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,481,484
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,496,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
General Dynamics Corp.
3.000%, 5/11/21	$625,000	$630,161
3.875%, 7/15/21	562,000	571,733
2.250%, 11/15/22	1,094,000	1,093,052
3.375%, 5/15/23	625,000	639,298
1.875%, 8/15/23	650,000	646,244
2.375%, 11/15/24	500,000	500,739
3.500%, 5/15/25	750,000	800,142
2.125%, 8/15/26	750,000	768,629
3.750%, 5/15/28	805,000	845,237
Hexcel Corp.
4.700%, 8/15/25	150,000	170,715
3.950%, 2/15/27	350,000	362,563
L3Harris Technologies, Inc.
3.850%, 6/15/23§	535,000	558,157
3.950%, 5/28/24§	206,000	223,860
3.832%, 4/27/25	200,000	208,117
3.850%, 12/15/26§	245,000	263,782
4.400%, 6/15/28	1,750,000	1,853,546
Lockheed Martin Corp.
3.350%, 9/15/21	500,000	516,124
3.100%, 1/15/23	500,000	531,277
2.900%, 3/1/25	250,000	269,029
3.550%, 1/15/26	1,250,000	1,341,987
Northrop Grumman Corp.
3.500%, 3/15/21	31,000	31,176
2.550%, 10/15/22	1,250,000	1,244,637
3.250%, 8/1/23	2,100,000	2,147,194
2.930%, 1/15/25	1,000,000	973,888
3.250%, 1/15/28	1,500,000	1,454,369
Precision Castparts Corp.
2.500%, 1/15/23	562,000	562,380
3.250%, 6/15/25	750,000	758,403
Raytheon Co.
2.500%, 12/15/22	500,000	512,800
Rockwell Collins, Inc.
2.800%, 3/15/22	1,000,000	1,010,642
3.200%, 3/15/24	1,000,000	1,032,953
3.500%, 3/15/27	715,000	732,756
Textron, Inc.
3.875%, 3/1/25	285,000	298,088
4.000%, 3/15/26	175,000	181,154
3.650%, 3/15/27	250,000	239,240
United Technologies Corp.
3.650%, 8/16/23	65,000	68,556
3.950%, 8/16/25	375,000	408,719
3.125%, 5/4/27	1,250,000	1,276,587

		34,467,380

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	518,998
FedEx Corp.
3.400%, 1/14/22	350,000	351,700
2.625%, 8/1/22	276,000	271,261
4.000%, 1/15/24	450,000	460,921
3.200%, 2/1/25	750,000	744,139
3.250%, 4/1/26	500,000	474,894
3.300%, 3/15/27	500,000	497,580
3.400%, 2/15/28(x)	500,000	480,008
4.200%, 10/17/28	500,000	507,529
3.100%, 8/5/29	750,000	703,939
United Parcel Service, Inc.
2.050%, 4/1/21	500,000	499,352
2.350%, 5/16/22	600,000	606,863
2.450%, 10/1/22	1,000,000	1,011,479
2.500%, 4/1/23	750,000	757,885
2.200%, 9/1/24	150,000	149,999
2.800%, 11/15/24	500,000	507,023
3.050%, 11/15/27	750,000	766,440
3.400%, 3/15/29	310,000	320,058
2.500%, 9/1/29	150,000	143,833

		9,773,901

Airlines (0.0%)
Delta Air Lines, Inc.
3.400%, 4/19/21	225,000	203,228
3.625%, 3/15/22	700,000	645,610
3.800%, 4/19/23	495,000	463,137
2.900%, 10/28/24	350,000	279,125
4.375%, 4/19/28	500,000	401,363
3.750%, 10/28/29	350,000	279,383
Southwest Airlines Co.
2.750%, 11/16/22	250,000	231,001
3.000%, 11/15/26	250,000	231,989
3.450%, 11/16/27	250,000	225,089
2.625%, 2/10/30	350,000	294,091

		3,254,016

Building Products (0.1%)
Carrier Global Corp.
1.923%, 2/15/23§	320,000	315,202
2.242%, 2/15/25§	750,000	728,947
2.493%, 2/15/27§	830,000	789,831
2.722%, 2/15/30§	1,070,000	980,780
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	511,282
4.000%, 6/15/25	350,000	363,377
3.250%, 9/15/29	350,000	333,587
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	211,698
Lennox International, Inc.
3.000%, 11/15/23	175,000	170,384
Masco Corp.
3.500%, 4/1/21	1,065,000	1,034,253
4.375%, 4/1/26	810,000	835,777
Owens Corning
4.200%, 12/1/24	300,000	318,423
3.400%, 8/15/26	285,000	271,811
3.950%, 8/15/29	250,000	234,104

		7,099,456

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	602,829
3.700%, 4/1/27	600,000	587,028
RELX Capital, Inc.
3.500%, 3/16/23	925,000	963,042
4.000%, 3/18/29	750,000	782,144
Republic Services, Inc.
5.250%, 11/15/21	406,000	421,262
3.550%, 6/1/22	1,000,000	1,023,315
4.750%, 5/15/23	1,000,000	1,055,321
2.500%, 8/15/24	235,000	236,915
3.375%, 11/15/27	275,000	276,004
3.950%, 5/15/28	750,000	803,782
Steelcase, Inc.
5.125%, 1/18/29	350,000	392,716
Waste Connections, Inc.
3.500%, 5/1/29	750,000	768,191
Waste Management, Inc.
4.600%, 3/1/21(x)	500,000	508,408
2.900%, 9/15/22	500,000	501,013
3.500%, 5/15/24	500,000	502,336
2.950%, 6/15/24	140,000	138,193
3.125%, 3/1/25	1,000,000	1,028,139
3.200%, 6/15/26	500,000	516,604
3.150%, 11/15/27	750,000	764,486
3.450%, 6/15/29	375,000	390,457

		12,262,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	$900,000	$747,606
4.250%, 9/15/28(x)	500,000	334,328

		1,081,934

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,316,135
3.375%, 4/3/23	500,000	531,192
3.800%, 4/3/28	500,000	534,424
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,529,359
3.103%, 9/15/27	500,000	505,473
Emerson Electric Co.
2.625%, 12/1/21	450,000	455,998
2.625%, 2/15/23	256,000	261,525
3.150%, 6/1/25	350,000	345,943
Hubbell, Inc.
3.350%, 3/1/26	750,000	736,166
3.150%, 8/15/27	150,000	151,824
3.500%, 2/15/28	500,000	475,549
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	507,630
3.500%, 3/1/29	300,000	315,431

		7,666,649

Industrial Conglomerates (0.3%)
3M Co.
3.000%, 9/14/21	235,000	240,420
1.625%, 9/19/21(x)	500,000	495,201
2.750%, 3/1/22	235,000	238,171
2.000%, 6/26/22	1,000,000	1,003,464
1.750%, 2/14/23	350,000	346,907
2.250%, 3/15/23	355,000	356,580
3.250%, 2/14/24	850,000	895,537
2.000%, 2/14/25	500,000	495,618
3.000%, 8/7/25	750,000	773,356
2.250%, 9/19/26	500,000	492,586
2.875%, 10/15/27	500,000	508,262
3.625%, 9/14/28	500,000	537,775
2.375%, 8/26/29	750,000	753,571
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	511,666
General Electric Co.
2.700%, 10/9/22	3,375,000	3,321,527
Honeywell International, Inc.
4.250%, 3/1/21	500,000	505,214
1.850%, 11/1/21	1,000,000	980,286
2.150%, 8/8/22	235,000	237,136
2.300%, 8/15/24	500,000	497,602
2.500%, 11/1/26	1,000,000	1,002,902
2.700%, 8/15/29	295,000	290,423
Ingersoll-Rand Luxembourg Finance SA
3.500%, 3/21/26	500,000	509,608
3.800%, 3/21/29	500,000	519,873
Pentair Finance Sarl
4.500%, 7/1/29	250,000	264,525
Roper Technologies, Inc.
2.800%, 12/15/21	250,000	244,987
3.125%, 11/15/22	625,000	619,108
3.650%, 9/15/23	1,000,000	1,024,915
2.350%, 9/15/24	165,000	160,011
3.850%, 12/15/25	125,000	127,915
3.800%, 12/15/26	285,000	300,841
2.950%, 9/15/29	210,000	206,145

		18,462,132

Machinery (0.3%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,020,074
2.600%, 6/26/22	844,000	837,894
3.400%, 5/15/24	715,000	732,801
2.600%, 9/19/29	350,000	330,859
CNH Industrial Capital LLC
4.875%, 4/1/21	385,000	392,741
3.875%, 10/15/21	310,000	316,967
4.375%, 4/5/22	385,000	401,548
4.200%, 1/15/24	700,000	746,210
CNH Industrial NV
3.850%, 11/15/27(x)	655,000	632,278
Crane Co.
4.450%, 12/15/23	400,000	428,786
Cummins, Inc.
3.650%, 10/1/23	500,000	516,325
Deere & Co.
2.600%, 6/8/22	312,000	308,880
Dover Corp.
3.150%, 11/15/25	250,000	259,718
2.950%, 11/4/29	105,000	112,880
Flowserve Corp.
4.000%, 11/15/23	700,000	764,109
Fortive Corp.
2.350%, 6/15/21	500,000	490,680
3.150%, 6/15/26	1,500,000	1,529,140
Hillenbrand, Inc.
4.500%, 9/15/26	400,000	433,102
IDEX Corp.
4.200%, 12/15/21	300,000	308,259
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	305,497
3.500%, 3/1/24	1,000,000	1,064,450
2.650%, 11/15/26	950,000	934,964
Kennametal, Inc.
3.875%, 2/15/22	560,000	568,665
4.625%, 6/15/28	250,000	262,965
nVent Finance Sarl
3.950%, 4/15/23	500,000	520,679
Oshkosh Corp.
4.600%, 5/15/28	250,000	249,820
Otis Worldwide Corp.
2.056%, 4/5/25§	1,030,000	980,622
2.293%, 4/5/27§	800,000	747,156
2.565%, 2/15/30§	925,000	903,637
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	161,867
3.300%, 11/21/24	600,000	639,293
3.250%, 6/14/29	270,000	267,868
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	992,235
3.400%, 3/1/26	355,000	363,294
4.250%, 11/15/28	350,000	369,383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	294,062
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	747,188
3.450%, 11/15/26	500,000	458,400
4.950%, 9/15/28(e)	750,000	721,740
Xylem, Inc.
3.250%, 11/1/26	570,000	600,176

		22,717,212

Professional Services (0.1%)
Equifax, Inc.
2.300%, 6/1/21	300,000	298,111
3.600%, 8/15/21	180,000	180,920
3.300%, 12/15/22	461,000	461,936
3.950%, 6/15/23	100,000	109,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 12/1/24	$250,000	$234,462
IHS Markit Ltd.
4.125%, 8/1/23	350,000	357,437
3.625%, 5/1/24	335,000	327,999
4.250%, 5/1/29	955,000	957,388
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	505,264
3.350%, 5/15/26	570,000	566,308
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	622,841
4.000%, 6/15/25	400,000	427,977
4.125%, 3/15/29	500,000	542,062

		5,592,094

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,199,296
3.850%, 9/1/23	750,000	794,413
3.750%, 4/1/24	250,000	266,019
3.400%, 9/1/24	500,000	523,598
3.000%, 4/1/25	750,000	767,301
3.650%, 9/1/25	500,000	527,790
3.250%, 6/15/27	400,000	416,774
Canadian National Railway Co.
2.950%, 11/21/24	250,000	270,490
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,035,673
2.050%, 3/5/30	180,000	167,509
CSX Corp.
4.250%, 6/1/21	500,000	509,740
3.700%, 11/1/23	1,000,000	1,032,424
3.350%, 11/1/25	500,000	521,480
2.600%, 11/1/26	750,000	745,466
3.250%, 6/1/27	550,000	563,148
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	316,434
3.875%, 3/1/26	500,000	580,285
Kansas City Southern
3.000%, 5/15/23	121,000	125,528
2.875%, 11/15/29	310,000	298,626
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,158,728
3.650%, 8/1/25	1,000,000	998,669
2.900%, 6/15/26	500,000	500,662
3.150%, 6/1/27	365,000	384,994
3.800%, 8/1/28	850,000	888,467
2.550%, 11/1/29	500,000	484,018
Ryder System, Inc.
3.500%, 6/1/21	160,000	163,164
2.250%, 9/1/21	150,000	150,661
3.450%, 11/15/21	250,000	256,086
2.800%, 3/1/22	150,000	148,284
2.875%, 6/1/22	135,000	136,752
2.500%, 9/1/22	190,000	188,802
3.400%, 3/1/23	650,000	648,094
3.750%, 6/9/23	500,000	499,168
3.875%, 12/1/23	250,000	251,765
3.650%, 3/18/24	350,000	350,770
2.500%, 9/1/24	385,000	368,310
2.900%, 12/1/26	220,000	211,978
Union Pacific Corp.
3.200%, 6/8/21	500,000	502,777
2.950%, 3/1/22	270,000	265,308
2.950%, 1/15/23	500,000	502,732
2.750%, 4/15/23	1,000,000	1,006,741
3.500%, 6/8/23	750,000	771,528
3.646%, 2/15/24	500,000	516,780
3.150%, 3/1/24	200,000	203,040
3.750%, 7/15/25	625,000	651,703
3.250%, 8/15/25	250,000	254,309
2.750%, 3/1/26	250,000	245,172
2.150%, 2/5/27	500,000	486,145
3.000%, 4/15/27	1,000,000	1,023,634
3.700%, 3/1/29	530,000	565,125
2.400%, 2/5/30	430,000	408,732

		26,855,092

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.500%, 3/1/21	305,000	279,598
3.875%, 4/1/21	125,000	117,863
3.500%, 1/15/22	290,000	265,510
2.625%, 7/1/22	750,000	661,911
2.250%, 1/15/23	235,000	198,940
2.750%, 1/15/23	400,000	343,482
3.875%, 7/3/23	500,000	438,669
4.250%, 9/15/24	1,000,000	867,134
2.300%, 2/1/25	350,000	270,148
3.250%, 3/1/25	3,000,000	2,414,029
3.750%, 6/1/26	375,000	302,033
3.000%, 2/1/30	250,000	187,401
Aircastle Ltd.
5.125%, 3/15/21	465,000	456,863
5.500%, 2/15/22	470,000	437,847
5.000%, 4/1/23	465,000	455,073
4.400%, 9/25/23	500,000	516,180
4.125%, 5/1/24	465,000	405,688
4.250%, 6/15/26	235,000	196,033
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	517,225
GATX Corp.
4.850%, 6/1/21	100,000	104,378
4.350%, 2/15/24(x)	1,000,000	1,064,925
3.250%, 3/30/25	400,000	416,948
WW Grainger, Inc.
1.850%, 2/15/25	350,000	344,753

		11,262,631

Total Industrials		160,494,682

Information Technology (3.0%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
2.900%, 3/4/21	570,000	576,954
1.850%, 9/20/21	1,650,000	1,659,066
3.000%, 6/15/22	450,000	464,878
2.600%, 2/28/23	500,000	515,553
2.200%, 9/20/23	750,000	760,361
3.625%, 3/4/24	1,000,000	1,057,975
3.500%, 6/15/25(x)	425,000	459,291
2.950%, 2/28/26	750,000	798,988
2.500%, 9/20/26	1,150,000	1,199,597
Juniper Networks, Inc.
4.500%, 3/15/24	175,000	173,069
4.350%, 6/15/25	350,000	341,465
3.750%, 8/15/29(x)	500,000	473,670
Motorola Solutions, Inc.
3.750%, 5/15/22	53,000	52,771
3.500%, 3/1/23	1,000,000	980,662
4.600%, 2/23/28	550,000	561,587
4.600%, 5/23/29	350,000	347,594

		10,423,481

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	466,522
3.550%, 10/1/27	500,000	492,552
Amphenol Corp.
3.200%, 4/1/24	250,000	248,502
2.050%, 3/1/25	1,000,000	935,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Arrow Electronics, Inc.
3.500%, 4/1/22	$1,500,000	$1,479,710
3.250%, 9/8/24	300,000	280,472
Avnet, Inc.
3.750%, 12/1/21	125,000	125,545
4.625%, 4/15/26	500,000	498,350
Corning, Inc.
2.900%, 5/15/22	650,000	658,488
Flex Ltd.
4.750%, 6/15/25	800,000	787,000
4.875%, 6/15/29	350,000	337,547
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	249,697
Jabil, Inc.
4.700%, 9/15/22	1,000,000	999,611
3.950%, 1/12/28	270,000	252,895
3.600%, 1/15/30	150,000	133,812
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	621,854
4.600%, 4/6/27	465,000	498,083
3.000%, 10/30/29	250,000	237,783
Tech Data Corp.
3.700%, 2/15/22	500,000	504,433
4.950%, 2/15/27	500,000	466,717
Trimble, Inc.
4.150%, 6/15/23	350,000	374,846
4.750%, 12/1/24	350,000	397,225
4.900%, 6/15/28	450,000	510,343
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	329,217
3.700%, 2/15/26	250,000	262,979
3.125%, 8/15/27	365,000	379,144

		12,528,691

IT Services (0.6%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	535,275
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	345,222
2.900%, 12/1/29	500,000	452,881
DXC Technology Co.
4.250%, 4/15/24	500,000	497,685
Fidelity National Information Services, Inc.
3.500%, 4/15/23	264,000	266,212
3.875%, 6/5/24	271,000	276,712
3.000%, 8/15/26	1,250,000	1,262,680
4.250%, 5/15/28	1,050,000	1,154,439
3.750%, 5/21/29	100,000	108,775
Fiserv, Inc.
4.750%, 6/15/21	94,000	95,359
3.500%, 10/1/22	500,000	509,396
3.800%, 10/1/23	375,000	389,714
2.750%, 7/1/24	1,350,000	1,332,567
3.850%, 6/1/25	1,500,000	1,548,079
3.200%, 7/1/26	250,000	256,026
4.200%, 10/1/28	465,000	503,426
3.500%, 7/1/29	890,000	927,875
Genpact Luxembourg Sarl
3.700%, 4/1/22(e)	250,000	251,359
3.375%, 12/1/24	250,000	251,027
Global Payments, Inc.
3.800%, 4/1/21	250,000	251,346
3.750%, 6/1/23	450,000	446,753
4.000%, 6/1/23	500,000	522,074
2.650%, 2/15/25	750,000	718,664
4.800%, 4/1/26	1,000,000	1,047,334
4.450%, 6/1/28	500,000	546,764
3.200%, 8/15/29	750,000	734,993
IBM Credit LLC
3.600%, 11/30/21	500,000	517,225
2.200%, 9/8/22	400,000	405,454
3.000%, 2/6/23	750,000	774,659
International Business Machines Corp.
2.850%, 5/13/22	1,750,000	1,794,447
2.875%, 11/9/22	1,000,000	1,033,060
3.375%, 8/1/23	1,000,000	1,050,204
3.625%, 2/12/24	1,000,000	1,063,712
3.000%, 5/15/24	2,750,000	2,914,156
3.450%, 2/19/26(x)	1,000,000	1,061,765
3.300%, 5/15/26	1,500,000	1,603,843
3.300%, 1/27/27	1,095,000	1,163,885
3.500%, 5/15/29	2,965,000	3,194,917
Mastercard, Inc.
2.000%, 11/21/21	500,000	502,404
3.375%, 4/1/24	1,000,000	1,053,695
2.000%, 3/3/25	500,000	507,929
2.950%, 11/21/26	1,150,000	1,209,857
3.500%, 2/26/28	140,000	149,046
2.950%, 6/1/29	700,000	740,280
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	282,498
2.400%, 10/1/24	535,000	521,237
2.650%, 10/1/26	335,000	327,400
Visa, Inc.
2.150%, 9/15/22	1,195,000	1,222,111
2.800%, 12/14/22	1,750,000	1,822,920
3.150%, 12/14/25	3,450,000	3,759,129
2.750%, 9/15/27(x)	300,000	311,949
Western Union Co. (The)
3.600%, 3/15/22	300,000	305,342
4.250%, 6/9/23(x)	250,000	257,306
2.850%, 1/10/25	125,000	124,446

		44,907,513

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
4.100%, 11/15/23	600,000	635,909
Analog Devices, Inc.
2.500%, 12/5/21	300,000	293,953
2.875%, 6/1/23	250,000	253,565
3.125%, 12/5/23	500,000	508,018
3.900%, 12/15/25	450,000	469,852
3.500%, 12/5/26	500,000	505,252
Applied Materials, Inc.
4.300%, 6/15/21	625,000	644,113
Broadcom Corp.
2.650%, 1/15/23	750,000	730,762
3.625%, 1/15/24	2,500,000	2,459,237
3.125%, 1/15/25	715,000	673,737
Broadcom, Inc.
3.125%, 4/15/21§	875,000	870,213
3.125%, 10/15/22§	250,000	245,208
3.625%, 10/15/24§	1,000,000	981,440
4.250%, 4/15/26§	2,025,000	2,015,098
4.750%, 4/15/29§	2,500,000	2,514,365
Intel Corp.
1.700%, 5/19/21	250,000	249,749
3.300%, 10/1/21	1,257,000	1,290,757
2.350%, 5/11/22	800,000	815,350
3.100%, 7/29/22	600,000	623,024
2.700%, 12/15/22	875,000	904,618
3.700%, 7/29/25	1,795,000	1,950,645
2.600%, 5/19/26	500,000	511,701
3.150%, 5/11/27(x)	2,000,000	2,086,427
2.450%, 11/15/29	1,605,000	1,624,152
KLA Corp.
4.100%, 3/15/29	625,000	676,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Lam Research Corp.
2.800%, 6/15/21	$750,000	$751,650
3.800%, 3/15/25	350,000	361,096
3.750%, 3/15/26	750,000	794,864
4.000%, 3/15/29	530,000	584,890
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	353,387
4.875%, 6/22/28	350,000	360,145
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	400,430
3.450%, 6/15/27	500,000	503,478
Micron Technology, Inc.
4.640%, 2/6/24	105,000	106,751
4.975%, 2/6/26	350,000	353,969
4.185%, 2/15/27	375,000	371,104
5.327%, 2/6/29	350,000	382,071
NVIDIA Corp.
2.200%, 9/16/21	395,000	398,591
3.200%, 9/16/26	850,000	906,757
NXP BV
4.875%, 3/1/24§	500,000	531,875
5.350%, 3/1/26§	500,000	530,845
3.875%, 6/18/26§	500,000	479,901
5.550%, 12/1/28§	335,000	369,991
4.300%, 6/18/29§	750,000	759,073
QUALCOMM, Inc.
3.000%, 5/20/22	2,500,000	2,550,867
2.600%, 1/30/23	1,850,000	1,885,628
2.900%, 5/20/24	1,000,000	1,035,697
3.250%, 5/20/27	1,500,000	1,580,128
Texas Instruments, Inc.
2.750%, 3/12/21	375,000	376,835
1.850%, 5/15/22	500,000	504,646
2.250%, 5/1/23	750,000	767,323
2.625%, 5/15/24	216,000	223,244
1.375%, 3/12/25	105,000	104,071
2.900%, 11/3/27	355,000	372,425
2.250%, 9/4/29	320,000	319,976
Xilinx, Inc.
3.000%, 3/15/21	500,000	499,242
2.950%, 6/1/24	650,000	651,539

		44,705,995

Software (0.7%)
Adobe, Inc.
1.700%, 2/1/23	290,000	291,732
1.900%, 2/1/25	470,000	471,178
2.150%, 2/1/27	465,000	478,610
Autodesk, Inc.
4.375%, 6/15/25	600,000	653,778
3.500%, 6/15/27	1,000,000	1,028,728
2.850%, 1/15/30	195,000	190,242
CA, Inc.
3.600%, 8/15/22	200,000	198,750
4.700%, 3/15/27	250,000	246,239
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	185,156
Microsoft Corp.
2.400%, 2/6/22	1,000,000	1,024,826
2.375%, 2/12/22	1,000,000	1,029,536
2.650%, 11/3/22	1,000,000	1,042,224
2.125%, 11/15/22	500,000	514,586
2.375%, 5/1/23	1,250,000	1,301,618
2.000%, 8/8/23	1,350,000	1,394,712
3.625%, 12/15/23	2,000,000	2,192,039
2.875%, 2/6/24	335,000	356,363
2.700%, 2/12/25	1,500,000	1,599,801
3.125%, 11/3/25	2,600,000	2,844,473
2.400%, 8/8/26	3,260,000	3,461,849
3.300%, 2/6/27	1,000,000	1,108,469
Oracle Corp.
2.800%, 7/8/21	585,000	593,626
1.900%, 9/15/21	2,755,000	2,765,353
2.500%, 5/15/22	2,000,000	2,032,776
2.500%, 10/15/22	1,875,000	1,915,340
2.625%, 2/15/23	805,000	826,817
3.625%, 7/15/23	1,000,000	1,057,006
2.400%, 9/15/23	1,000,000	1,015,638
3.400%, 7/8/24	2,000,000	2,130,266
2.950%, 11/15/24	750,000	779,954
2.950%, 5/15/25	3,000,000	3,103,080
2.650%, 7/15/26	2,805,000	2,876,451
3.250%, 11/15/27	1,000,000	1,030,719
salesforce.com, Inc.
3.250%, 4/11/23	375,000	387,507
3.700%, 4/11/28	375,000	409,246
VMware, Inc.
2.950%, 8/21/22	515,000	511,345
3.900%, 8/21/27	2,050,000	2,045,351

		45,095,384

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.850%, 5/6/21	935,000	951,409
1.550%, 8/4/21	1,400,000	1,410,197
2.150%, 2/9/22	1,000,000	1,023,015
2.500%, 2/9/22	750,000	768,411
2.300%, 5/11/22(x)	1,000,000	1,023,826
2.700%, 5/13/22	1,000,000	1,032,204
1.700%, 9/11/22(x)	440,000	447,062
2.100%, 9/12/22	750,000	767,434
2.400%, 1/13/23	1,000,000	1,035,122
2.850%, 2/23/23	1,250,000	1,308,454
2.400%, 5/3/23	4,707,000	4,909,065
3.000%, 2/9/24	495,000	524,318
3.450%, 5/6/24	1,500,000	1,619,106
2.850%, 5/11/24	750,000	791,849
1.800%, 9/11/24	750,000	762,771
2.750%, 1/13/25	750,000	790,938
2.500%, 2/9/25	1,000,000	1,050,346
3.250%, 2/23/26	2,255,000	2,445,389
2.450%, 8/4/26	1,675,000	1,749,261
2.050%, 9/11/26	750,000	767,155
3.350%, 2/9/27	1,500,000	1,638,599
3.200%, 5/11/27	923,000	1,003,519
3.000%, 6/20/27	2,060,000	2,213,880
3.000%, 11/13/27	2,250,000	2,428,748
2.200%, 9/11/29	750,000	766,547
Dell International LLC
4.420%, 6/15/21§	3,750,000	3,770,661
5.450%, 6/15/23§	3,075,000	3,128,368
4.000%, 7/15/24§	500,000	505,553
6.020%, 6/15/26§	1,905,000	1,965,561
4.900%, 10/1/26§	1,300,000	1,284,809
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	375,000	375,661
4.400%, 10/15/22(e)	1,500,000	1,535,094
2.250%, 4/1/23	750,000	730,709
4.900%, 10/15/25(e)	3,000,000	3,070,699
HP, Inc.
4.050%, 9/15/22	1,000,000	1,032,399
NetApp, Inc.
3.375%, 6/15/21	550,000	550,793
3.300%, 9/29/24	500,000	440,389
Seagate HDD Cayman
4.250%, 3/1/22(x)	123,000	123,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 3/1/24	$300,000	$299,269

		52,041,673

Total Information Technology		209,702,737

Materials (0.9%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,024,267
3.350%, 7/31/24	750,000	788,021
Airgas, Inc.
3.650%, 7/15/24	450,000	471,907
Albemarle Corp.
4.150%, 12/1/24	250,000	262,183
Albemarle Wodgina Pty. Ltd.
3.450%, 11/15/29§	125,000	127,113
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,210,156
Cabot Corp.
3.700%, 7/15/22	500,000	511,266
4.000%, 7/1/29	500,000	524,018
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	388,276
4.625%, 11/15/22	450,000	482,050
3.500%, 5/8/24	300,000	289,460
Dow Chemical Co. (The)
3.150%, 5/15/24	430,000	400,898
4.550%, 11/30/25	250,000	261,416
3.625%, 5/15/26	500,000	488,093
4.800%, 11/30/28	500,000	533,482
DuPont de Nemours, Inc.
4.205%, 11/15/23	1,500,000	1,499,890
4.493%, 11/15/25	1,150,000	1,258,027
4.725%, 11/15/28	2,000,000	2,073,723
Eastman Chemical Co.
3.500%, 12/1/21	160,000	162,154
3.600%, 8/15/22	1,125,000	1,139,814
3.800%, 3/15/25	1,000,000	987,276
Ecolab, Inc.
4.350%, 12/8/21	1,106,000	1,145,929
3.250%, 1/14/23	500,000	514,042
2.700%, 11/1/26	215,000	212,048
FMC Corp.
4.100%, 2/1/24	1,500,000	1,563,880
3.200%, 10/1/26	350,000	346,082
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	444,613
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,115,657
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,833,791
Methanex Corp.
4.250%, 12/1/24	650,000	499,842
Mosaic Co. (The)
3.250%, 11/15/22	500,000	510,415
4.250%, 11/15/23	1,000,000	941,870
4.050%, 11/15/27	750,000	665,121
NewMarket Corp.
4.100%, 12/15/22(x)	167,000	172,097
Nutrien Ltd.
3.150%, 10/1/22	131,000	135,343
3.500%, 6/1/23	1,000,000	1,036,591
3.625%, 3/15/24	500,000	499,369
4.000%, 12/15/26	500,000	515,765
4.200%, 4/1/29	280,000	295,992
PPG Industries, Inc.
3.200%, 3/15/23	650,000	690,064
2.400%, 8/15/24	250,000	246,031
2.800%, 8/15/29	250,000	242,098
Praxair, Inc.
4.050%, 3/15/21	500,000	511,572
3.000%, 9/1/21	600,000	609,024
2.200%, 8/15/22	450,000	456,712
2.700%, 2/21/23	500,000	509,904
3.200%, 1/30/26	350,000	370,171
RPM International, Inc.
3.750%, 3/15/27	350,000	351,393
4.550%, 3/1/29	500,000	516,171
Sasol Financing USA LLC
5.875%, 3/27/24	765,000	313,497
6.500%, 9/27/28	450,000	189,000
Sherwin-Williams Co. (The)
4.200%, 1/15/22	200,000	209,203
3.125%, 6/1/24	575,000	567,880
3.950%, 1/15/26	500,000	527,796
3.450%, 6/1/27	750,000	742,670
2.950%, 8/15/29	500,000	489,830
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	485,776

		35,360,729

Construction Materials (0.1%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	289,721
3.450%, 6/1/27	321,000	323,928
3.500%, 12/15/27	500,000	483,869
Series CB
2.500%, 3/15/30	235,000	209,801
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,321,772
3.900%, 4/1/27	130,000	131,047

		2,760,138

Containers & Packaging (0.1%)
Avery Dennison Corp.
4.875%, 12/6/28	300,000	325,428
Bemis Co., Inc.
3.100%, 9/15/26§	500,000	507,139
International Paper Co.
7.500%, 8/15/21	106,000	111,054
3.650%, 6/15/24	1,900,000	1,949,841
Packaging Corp. of America
4.500%, 11/1/23	200,000	214,805
3.650%, 9/15/24	1,000,000	1,016,612
3.400%, 12/15/27	360,000	366,862
WestRock RKT LLC
4.900%, 3/1/22	1,500,000	1,622,069
WRKCo., Inc.
3.000%, 9/15/24	500,000	466,465
3.750%, 3/15/25	500,000	498,070
4.650%, 3/15/26	550,000	572,130
4.000%, 3/15/28	500,000	503,723
3.900%, 6/1/28	175,000	175,114

		8,329,312

Metals & Mining (0.1%)
ArcelorMittal SA
3.600%, 7/16/24	500,000	447,376
6.125%, 6/1/25	405,000	406,013
4.550%, 3/11/26	500,000	456,250
4.250%, 7/16/29(x)	500,000	432,208
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	690,876
Newmont Corp.
3.625%, 6/9/21	330,000	328,922
3.700%, 3/15/23	79,000	79,381
Nucor Corp.
3.950%, 5/1/28	1,350,000	1,347,089
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	504,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	$1,000,000	$1,056,633
Southern Copper Corp.
3.500%, 11/8/22	244,000	238,281
3.875%, 4/23/25	300,000	293,531
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	462,386
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,337,525

		8,081,439

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22(x)	2,000,000	2,031,107
Fibria Overseas Finance Ltd.
4.000%, 1/14/25	1,000,000	924,375
5.500%, 1/17/27	625,000	600,000
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	918,750

		4,474,232

Total Materials		59,005,850

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.900%, 6/15/23	1,000,000	1,010,604
4.000%, 1/15/24	805,000	823,960
3.450%, 4/30/25	750,000	735,815
3.800%, 4/15/26	250,000	246,014
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	507,055
3.300%, 7/15/26	300,000	294,413
3.625%, 11/15/27	200,000	198,743
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	488,531
American Tower Corp. (REIT)
3.450%, 9/15/21	1,000,000	996,118
2.250%, 1/15/22	1,250,000	1,218,371
4.700%, 3/15/22	500,000	509,202
3.500%, 1/31/23	1,150,000	1,148,731
3.000%, 6/15/23	500,000	490,607
5.000%, 2/15/24	1,000,000	1,037,449
3.375%, 5/15/24	500,000	499,282
2.950%, 1/15/25	750,000	745,473
2.400%, 3/15/25	500,000	493,196
2.750%, 1/15/27	350,000	331,412
3.950%, 3/15/29	500,000	519,172
2.900%, 1/15/30	240,000	226,405
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	500,000	497,727
4.200%, 12/15/23	100,000	103,646
3.500%, 11/15/25	250,000	257,154
2.950%, 5/11/26	1,000,000	994,061
2.900%, 10/15/26	250,000	250,676
3.350%, 5/15/27	175,000	172,342
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	506,194
3.125%, 9/1/23	1,000,000	1,020,155
3.200%, 1/15/25	1,750,000	1,720,396
3.400%, 6/21/29	750,000	707,239
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	257,876
4.100%, 10/1/24	250,000	261,983
3.950%, 11/15/27	300,000	282,853
4.550%, 10/1/29	250,000	270,006
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	454,435
3.250%, 9/15/23	750,000	682,675
3.650%, 6/15/24	300,000	282,781
3.850%, 2/1/25	355,000	348,143
4.125%, 6/15/26	275,000	268,788
3.900%, 3/15/27	250,000	246,848
4.125%, 5/15/29	375,000	377,113
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,147,345
4.100%, 10/15/28	215,000	220,993
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	500,721
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	257,900
3.650%, 8/15/26	250,000	261,100
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	760,797
3.600%, 5/15/23	200,000	195,926
5.000%, 7/1/25	100,000	108,986
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	1,000,000	987,767
5.250%, 1/15/23	1,000,000	1,038,040
3.150%, 7/15/23	1,970,000	1,908,065
3.200%, 9/1/24	500,000	483,166
4.450%, 2/15/26	2,165,000	2,257,013
3.700%, 6/15/26	165,000	168,883
3.650%, 9/1/27	750,000	744,796
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	511,184
3.125%, 9/1/26	250,000	254,365
4.375%, 2/15/29	150,000	167,678
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	360,713
3.450%, 11/15/29	435,000	391,130
Digital Realty Trust LP (REIT)
2.750%, 2/1/23	175,000	179,486
3.700%, 8/15/27	1,500,000	1,448,475
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	748,725
3.375%, 12/15/27	680,000	691,806
4.000%, 9/15/28	300,000	317,825
2.875%, 11/15/29	185,000	177,470
EPR Properties (REIT)
4.500%, 4/1/25	350,000	363,057
4.750%, 12/15/26	250,000	235,550
4.500%, 6/1/27	450,000	405,410
4.950%, 4/15/28	500,000	457,210
3.750%, 8/15/29	250,000	181,088
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	604,844
5.875%, 1/15/26	1,045,000	1,042,387
2.900%, 11/18/26	455,000	419,537
5.375%, 5/15/27	825,000	820,875
3.200%, 11/18/29	455,000	415,188
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,009,288
3.375%, 6/1/25	1,000,000	1,074,683
3.250%, 8/1/27	355,000	350,358
4.150%, 12/1/28	300,000	313,735
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,040,807
3.500%, 4/1/25	650,000	697,878
3.375%, 4/15/26	250,000	264,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/1/29	$500,000	$510,051
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	489,458
3.200%, 6/15/29	500,000	495,222
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	345,154
3.350%, 9/1/24	570,000	503,025
5.250%, 6/1/25	505,000	467,125
5.375%, 4/15/26	750,000	669,375
5.750%, 6/1/28	385,000	333,025
Healthcare Trust of America Holdings LP (REIT)
3.700%, 4/15/23	250,000	251,872
3.500%, 8/1/26	425,000	407,499
Healthpeak Properties, Inc. (REIT)
3.150%, 8/1/22	250,000	255,612
4.250%, 11/15/23	502,000	481,302
3.875%, 8/15/24	1,000,000	1,045,235
3.400%, 2/1/25	500,000	514,850
4.000%, 6/1/25	350,000	376,834
3.250%, 7/15/26	175,000	191,504
3.500%, 7/15/29	200,000	194,765
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	940,556
Series C
4.750%, 3/1/23	1,100,000	1,005,659
Series E
4.000%, 6/15/25	310,000	287,490
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	467,066
3.450%, 12/15/24	350,000	371,321
4.375%, 10/1/25	400,000	429,520
4.750%, 12/15/28	350,000	423,930
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	513,173
3.125%, 6/1/23	1,000,000	958,300
2.700%, 3/1/24	250,000	249,100
3.300%, 2/1/25	610,000	573,479
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	246,400
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	365,020
4.000%, 6/15/29	500,000	508,149
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	539,372
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	185,046
3.750%, 6/15/24	450,000	470,091
4.000%, 11/15/25	350,000	371,440
3.600%, 6/1/27	500,000	518,690
3.950%, 3/15/29	750,000	769,682
National Retail Properties, Inc. (REIT)
3.300%, 4/15/23	700,000	720,664
3.900%, 6/15/24	500,000	519,222
4.000%, 11/15/25	200,000	213,324
3.600%, 12/15/26	250,000	270,211
4.300%, 10/15/28	665,000	764,442
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,027,285
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,065,719
4.500%, 1/15/25	450,000	458,569
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	249,282
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	550,613
Prologis LP (REIT)
4.250%, 8/15/23	100,000	101,555
3.750%, 11/1/25	445,000	467,876
3.250%, 10/1/26	300,000	305,938
2.125%, 4/15/27	500,000	469,680
4.375%, 2/1/29	155,000	164,508
Public Storage (REIT)
2.370%, 9/15/22	250,000	244,369
3.094%, 9/15/27	300,000	292,293
3.385%, 5/1/29	320,000	317,892
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	846,116
4.650%, 8/1/23	1,000,000	1,031,958
3.875%, 4/15/25	750,000	815,185
4.125%, 10/15/26	725,000	711,914
3.250%, 6/15/29	350,000	349,844
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	392,667
4.125%, 3/15/28	500,000	528,755
2.950%, 9/15/29	250,000	232,500
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	253,679
3.900%, 10/15/29	750,000	665,625
Service Properties Trust (REIT)
4.500%, 6/15/23	1,000,000	731,585
4.350%, 10/1/24	300,000	235,879
5.250%, 2/15/26	350,000	226,183
4.750%, 10/1/26	200,000	151,943
4.950%, 2/15/27	540,000	479,834
Simon Property Group LP (REIT)
2.350%, 1/30/22	500,000	494,930
2.625%, 6/15/22	500,000	493,201
2.750%, 6/1/23	600,000	591,469
3.750%, 2/1/24	1,000,000	1,015,897
2.000%, 9/13/24	500,000	471,890
3.500%, 9/1/25	500,000	492,850
3.250%, 11/30/26	500,000	487,394
3.375%, 6/15/27	1,750,000	1,699,935
3.375%, 12/1/27	750,000	711,792
2.450%, 9/13/29	750,000	673,795
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	224,600
4.700%, 6/1/27	165,000	188,141
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	306,563
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	157,339
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	449,576
4.000%, 7/15/29	225,000	209,545
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	270,663
4.625%, 3/15/29	250,000	252,093
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	480,243
UDR, Inc. (REIT)
4.000%, 10/1/25	250,000	272,201
2.950%, 9/1/26	125,000	121,214
3.500%, 7/1/27	350,000	355,846
3.200%, 1/15/30	1,000,000	993,318
Ventas Realty LP (REIT)
3.100%, 1/15/23	500,000	500,198
3.125%, 6/15/23	600,000	591,333
3.500%, 4/15/24	750,000	747,120
3.750%, 5/1/24	50,000	50,271
2.650%, 1/15/25	1,000,000	958,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 10/15/26	$800,000	$752,385
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	392,468
4.625%, 11/1/25	500,000	481,296
4.875%, 6/1/26	485,000	477,434
3.950%, 8/15/27	320,000	310,718
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	522,699
Washington REIT (REIT)
3.950%, 10/15/22	150,000	156,181
Welltower, Inc. (REIT)
3.950%, 9/1/23	650,000	669,565
4.500%, 1/15/24	1,000,000	1,069,114
3.625%, 3/15/24	565,000	567,148
2.700%, 2/15/27	250,000	235,826
4.250%, 4/15/28	1,225,000	1,311,572
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,134,176
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	300,418
4.000%, 2/1/25	300,000	320,083
4.250%, 10/1/26	400,000	463,735
3.850%, 7/15/29	250,000	241,472

		105,721,259

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,625,970
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	425,438

		2,051,408

Total Real Estate		107,772,667

Utilities (1.9%)
Electric Utilities (1.3%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	337,219
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	259,524
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	506,373
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	406,452
2.300%, 3/1/30	150,000	139,924
Series F
2.950%, 12/15/22	150,000	147,208
Series I
3.650%, 12/1/21	335,000	337,405
Series J
4.300%, 12/1/28	500,000	532,793
Appalachian Power Co.
3.400%, 6/1/25	350,000	376,032
Arizona Public Service Co.
3.150%, 5/15/25	200,000	207,417
2.950%, 9/15/27	350,000	349,068
2.600%, 8/15/29	250,000	245,090
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	371,418
Avangrid, Inc.
3.150%, 12/1/24	500,000	517,204
3.800%, 6/1/29	750,000	856,437
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	707,371
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	238,069
Series Z
2.400%, 9/1/26	250,000	246,985
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	746,633
3.375%, 9/15/29§	175,000	151,503
Commonwealth Edison Co.
3.400%, 9/1/21	250,000	237,713
3.700%, 8/15/28	220,000	236,487
Series 122
2.950%, 8/15/27	500,000	528,742
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	157,365
Series A
3.200%, 3/15/27	250,000	259,251
DTE Electric Co.
3.650%, 3/15/24	245,000	257,275
Duke Energy Carolinas LLC
3.350%, 5/15/22	500,000	507,406
2.500%, 3/15/23	500,000	500,795
2.950%, 12/1/26	1,000,000	1,048,898
3.950%, 11/15/28	500,000	550,189
2.450%, 8/15/29(x)	300,000	298,433
Duke Energy Corp.
1.800%, 9/1/21	750,000	742,683
2.400%, 8/15/22	300,000	297,203
3.050%, 8/15/22	1,100,000	1,106,018
3.750%, 4/15/24	350,000	360,129
3.150%, 8/15/27	750,000	751,222
3.400%, 6/15/29	310,000	320,231
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	670,420
3.800%, 7/15/28	750,000	804,514
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,043,441
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	447,288
3.700%, 9/1/28	1,000,000	1,067,033
3.450%, 3/15/29	350,000	365,642
Edison International
2.400%, 9/15/22	400,000	398,995
3.125%, 11/15/22	90,000	87,565
2.950%, 3/15/23	300,000	301,637
3.550%, 11/15/24	200,000	199,454
5.750%, 6/15/27	40,000	40,656
4.125%, 3/15/28	500,000	481,416
Emera US Finance LP
2.700%, 6/15/21	500,000	499,073
3.550%, 6/15/26	665,000	638,908
Enel Americas SA
4.000%, 10/25/26	165,000	154,327
Enel Chile SA
4.875%, 6/12/28	750,000	727,031
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,039,562
3.500%, 4/1/26	300,000	316,149
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,027,794
2.950%, 9/1/26	300,000	302,516
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	488,602
Evergy Kansas Central, Inc.
2.550%, 7/1/26(x)	350,000	363,840
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	248,548
3.650%, 8/15/25	500,000	529,732
Evergy, Inc.
4.850%, 6/1/21	62,000	63,461
2.450%, 9/15/24	335,000	328,133
2.900%, 9/15/29	500,000	476,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Eversource Energy
2.500%, 3/15/21	$500,000	$490,559
Series H
3.150%, 1/15/25	150,000	153,035
Series K
2.750%, 3/15/22	1,000,000	1,014,134
Series L
2.900%, 10/1/24	500,000	509,398
Series M
3.300%, 1/15/28	500,000	519,143
Series N
3.800%, 12/1/23	210,000	219,226
Exelon Corp.
2.450%, 4/15/21	330,000	327,176
3.497%, 6/1/22(e)	1,000,000	1,023,273
3.950%, 6/15/25	750,000	801,741
3.400%, 4/15/26	500,000	486,769
FirstEnergy Corp.
2.050%, 3/1/25	170,000	170,437
Series A
2.850%, 7/15/22	450,000	446,901
Series B
4.250%, 3/15/23	675,000	665,442
3.900%, 7/15/27	625,000	634,884
Florida Power & Light Co.
2.750%, 6/1/23	250,000	255,998
Fortis, Inc.
3.055%, 10/4/26	750,000	723,267
Georgia Power Co.
2.400%, 4/1/21	350,000	353,313
2.850%, 5/15/22	750,000	765,887
3.250%, 4/1/26	350,000	373,058
3.250%, 3/30/27	500,000	509,940
Series A
2.100%, 7/30/23	350,000	341,929
2.200%, 9/15/24	350,000	330,117
Series B
2.650%, 9/15/29	350,000	338,670
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	260,179
Hydro-Quebec Series HY
8.400%, 1/15/22	125,000	141,568
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,307,867
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	522,888
4.100%, 9/26/28	450,000	471,690
3.600%, 4/1/29	500,000	521,095
ITC Holdings Corp.
2.700%, 11/15/22	400,000	408,096
3.650%, 6/15/24	325,000	336,127
3.250%, 6/30/26	300,000	297,148
3.350%, 11/15/27	400,000	392,141
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	311,802
3.100%, 5/1/27	1,000,000	1,028,212
3.650%, 4/15/29	850,000	920,032
Mississippi Power Co.
3.950%, 3/30/28	250,000	272,485
NextEra Energy Capital Holdings, Inc.
4.500%, 6/1/21	1,000,000	1,018,308
2.403%, 9/1/21	1,000,000	999,259
2.900%, 4/1/22	375,000	375,723
2.800%, 1/15/23	400,000	398,015
3.150%, 4/1/24	1,000,000	1,017,268
3.250%, 4/1/26	355,000	363,822
3.550%, 5/1/27	1,500,000	1,481,463
3.500%, 4/1/29	500,000	485,315
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	459,687
Northern States Power Co.
2.150%, 8/15/22	700,000	698,565
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,010,007
3.200%, 5/15/27	500,000	514,308
3.250%, 5/15/29	500,000	512,712
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	366,294
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	501,558
3.700%, 11/15/28	1,250,000	1,347,548
PacifiCorp
2.950%, 2/1/22	500,000	503,647
3.600%, 4/1/24	600,000	607,779
PECO Energy Co.
2.375%, 9/15/22	500,000	497,623
3.150%, 10/15/25	700,000	733,542
PNM Resources, Inc.
3.250%, 3/9/21	250,000	251,587
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	309,382
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,077,525
3.500%, 12/1/22	1,000,000	989,282
3.400%, 6/1/23	250,000	244,981
3.100%, 5/15/26	500,000	525,686
Progress Energy, Inc.
3.150%, 4/1/22	1,250,000	1,259,748
Public Service Co. of Colorado
2.250%, 9/15/22	500,000	498,060
3.700%, 6/15/28	350,000	394,236
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	173,215
2.375%, 5/15/23	500,000	505,547
3.250%, 9/1/23	300,000	303,727
2.250%, 9/15/26	450,000	449,222
3.700%, 5/1/28	500,000	495,325
3.650%, 9/1/28	300,000	324,359
3.200%, 5/15/29	250,000	262,276
2.450%, 1/15/30	165,000	159,653
Southern California Edison Co.
3.875%, 6/1/21	381,000	386,278
2.850%, 8/1/29	660,000	641,614
2.250%, 6/1/30	355,000	328,675
Series A
2.900%, 3/1/21	500,000	498,556
4.200%, 3/1/29	500,000	531,023
Series B
2.400%, 2/1/22	200,000	189,803
3.650%, 3/1/28	750,000	757,779
Series C
3.500%, 10/1/23	200,000	211,329
Series D
3.400%, 6/1/23	350,000	368,735
Series E
3.700%, 8/1/25	300,000	308,728
Southern Co. (The)
2.350%, 7/1/21	1,500,000	1,496,751
2.950%, 7/1/23	575,000	563,001
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	481,949
Series M
4.100%, 9/15/28	750,000	801,523
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	311,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Tucson Electric Power Co.
3.050%, 3/15/25	$600,000	$627,656
Union Electric Co.
3.500%, 4/15/24	500,000	520,392
2.950%, 6/15/27	500,000	509,955
3.500%, 3/15/29	500,000	534,082
Virginia Electric & Power Co.
3.450%, 2/15/24	1,000,000	1,021,606
Series A
3.150%, 1/15/26	715,000	740,658
3.500%, 3/15/27	750,000	782,335
3.800%, 4/1/28	500,000	533,221
2.875%, 7/15/29	175,000	174,152
Series B
2.950%, 11/15/26	500,000	498,916
Series C
2.750%, 3/15/23	1,400,000	1,398,663
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	734,955
2.050%, 12/15/24	200,000	200,776
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	351,129
Wisconsin Public Service Corp.
3.350%, 11/21/21	245,000	221,955
Xcel Energy, Inc.
2.400%, 3/15/21	500,000	489,923
2.600%, 3/15/22	500,000	496,961
3.300%, 6/1/25	500,000	512,379
3.350%, 12/1/26	500,000	516,411
4.000%, 6/15/28	500,000	527,115
2.600%, 12/1/29	350,000	333,622

		89,318,237

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	336,390
2.625%, 9/15/29	300,000	297,142
CenterPoint Energy Resources Corp.
3.550%, 4/1/23	750,000	762,257
4.000%, 4/1/28	500,000	542,633
Dominion Energy Gas Holdings LLC
Series A
2.500%, 11/15/24	290,000	281,705
Series B
3.000%, 11/15/29	355,000	331,666
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,014,998
5.200%, 7/15/25	1,000,000	1,074,724
3.950%, 9/15/27	300,000	229,567
4.750%, 9/1/28	300,000	236,388
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	511,279
Southern California Gas Co.
3.150%, 9/15/24	550,000	574,621
Series TT
2.600%, 6/15/26	500,000	497,828
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	152,015

		6,843,213

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	392,017
PSEG Power LLC
3.000%, 6/15/21	650,000	652,003
3.850%, 6/1/23	500,000	509,785
Southern Power Co.
4.150%, 12/1/25	500,000	522,142
Series E
2.500%, 12/15/21	500,000	498,535

		2,574,482

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	155,958
Ameren Illinois Co.
2.700%, 9/1/22	500,000	497,548
3.800%, 5/15/28	350,000	378,691
Berkshire Hathaway Energy Co.
2.800%, 1/15/23(x)	415,000	392,792
3.750%, 11/15/23	1,100,000	1,148,555
Black Hills Corp.
4.250%, 11/30/23	600,000	631,423
3.950%, 1/15/26	350,000	351,676
3.050%, 10/15/29	250,000	236,820
CenterPoint Energy, Inc.
3.600%, 11/1/21	155,000	154,698
3.850%, 2/1/24	400,000	409,638
2.500%, 9/1/24	250,000	243,208
4.250%, 11/1/28	400,000	416,337
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,033,468
3.000%, 5/15/26	210,000	207,410
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	626,530
Series B
3.125%, 11/15/27	300,000	297,967
Series D
4.000%, 12/1/28	500,000	537,025
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	309,256
Consumers Energy Co.
3.800%, 11/15/28	750,000	843,718
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	773,682
Dominion Energy, Inc.
4.104%, 4/1/21(e)	800,000	801,760
2.715%, 8/15/21(e)	175,000	171,126
3.071%, 8/15/24(e)	180,000	180,369
4.250%, 6/1/28	500,000	580,253
Series B
2.750%, 1/15/22	500,000	500,018
Series C
2.000%, 8/15/21	300,000	302,082
Series D
2.850%, 8/15/26	450,000	450,993
DTE Energy Co.
2.250%, 11/1/22	250,000	246,038
2.850%, 10/1/26	750,000	761,792
3.800%, 3/15/27	500,000	536,145
2.950%, 3/1/30	250,000	235,002
Series B
2.600%, 6/15/22(x)	175,000	166,126
3.300%, 6/15/22	300,000	302,509
Series C
3.500%, 6/1/24	1,000,000	1,054,756
2.529%, 10/1/24(e)	375,000	373,403
3.400%, 6/15/29	175,000	182,807
Series D
3.700%, 8/1/23	500,000	512,104
NiSource, Inc.
2.650%, 11/17/22	185,000	183,126
3.650%, 6/15/23	350,000	361,694
3.490%, 5/15/27	1,250,000	1,267,580
2.950%, 9/1/29	350,000	379,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	$1,000,000	$1,015,829
2.875%, 6/15/24	700,000	719,822
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,573,669
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	489,184
Series NNN
3.600%, 9/1/23	1,650,000	1,726,941
Sempra Energy
2.875%, 10/1/22	563,000	558,828
2.900%, 2/1/23	165,000	164,242
3.550%, 6/15/24	250,000	247,005
3.750%, 11/15/25	300,000	350,602
3.250%, 6/15/27	500,000	492,799
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	764,241
2.450%, 10/1/23	650,000	648,140
3.250%, 6/15/26	530,000	545,122
WEC Energy Group, Inc.
3.375%, 6/15/21	335,000	339,496
3.100%, 3/8/22	115,000	114,985
3.550%, 6/15/25	250,000	260,787

		29,206,799

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	823,504
3.400%, 3/1/25	400,000	402,111
3.750%, 9/1/28	750,000	817,132
3.450%, 6/1/29	500,000	513,853
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	350,225

		2,906,825

Total Utilities		130,849,556

Total Corporate Bonds		2,429,197,452

Foreign Government Securities (2.6%)
Canada Government Bond
2.625%, 1/25/22	1,110,000	1,150,051
2.000%, 11/15/22	3,170,000	3,278,823
1.625%, 1/22/25	2,000,000	2,091,954
Export Development Canada
1.500%, 5/26/21	1,000,000	1,011,984
1.375%, 10/21/21	1,000,000	1,013,619
2.000%, 5/17/22	500,000	515,468
1.750%, 7/18/22	750,000	770,594
2.500%, 1/24/23	2,000,000	2,107,186
1.375%, 2/24/23	1,250,000	1,278,481
2.750%, 3/15/23	1,000,000	1,063,327
2.625%, 2/21/24	1,000,000	1,076,604
Export-Import Bank of Korea
4.375%, 9/15/21	200,000	208,750
3.500%, 11/27/21	320,000	330,576
2.750%, 1/25/22	1,000,000	1,026,563
5.000%, 4/11/22	500,000	535,625
3.000%, 11/1/22	950,000	986,546
3.625%, 11/27/23	1,000,000	1,070,160
4.000%, 1/14/24	500,000	538,735
2.375%, 6/25/24	350,000	356,776
2.875%, 1/21/25	1,500,000	1,564,687
1.875%, 2/12/25	200,000	199,420
3.250%, 11/10/25	1,000,000	1,062,930
2.625%, 5/26/26	2,000,000	2,063,980
2.375%, 4/21/27(x)	1,500,000	1,499,955
FMS Wertmanagement AoeR
1.375%, 6/8/21	1,500,000	1,516,959
2.750%, 3/6/23	1,100,000	1,173,111
2.750%, 1/30/24	1,000,000	1,089,200
Hungary Government Bond
6.375%, 3/29/21	3,000,000	3,110,625
5.375%, 2/21/23	1,000,000	1,076,875
5.375%, 3/25/24	3,000,000	3,313,125
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,300,776
2.375%, 10/17/24	1,000,000	978,840
2.875%, 10/17/29	1,000,000	954,120
Japan Bank for International Cooperation
3.125%, 7/20/21	815,000	839,828
1.500%, 7/21/21	1,500,000	1,514,260
2.000%, 11/4/21	665,000	678,779
2.500%, 6/1/22	770,000	801,468
2.375%, 7/21/22	250,000	260,105
1.625%, 10/17/22	335,000	343,571
2.375%, 11/16/22	945,000	988,224
1.750%, 1/23/23	200,000	206,252
3.250%, 7/20/23	890,000	965,133
3.375%, 7/31/23	2,000,000	2,178,325
3.375%, 10/31/23	1,500,000	1,641,941
2.500%, 5/23/24	780,000	834,643
1.750%, 10/17/24	440,000	457,090
2.125%, 2/10/25	1,500,000	1,582,692
2.750%, 1/21/26	1,000,000	1,080,660
2.375%, 4/20/26	2,000,000	2,170,220
1.875%, 7/21/26	1,500,000	1,552,140
2.250%, 11/4/26	1,000,000	1,059,890
2.875%, 6/1/27	3,000,000	3,353,667
2.750%, 11/16/27	475,000	531,569
3.250%, 7/20/28	1,500,000	1,711,275
3.500%, 10/31/28	2,000,000	2,410,388
2.000%, 10/17/29	430,000	455,215
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	765,259
3.375%, 6/12/28	500,000	579,128
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	526,875
4.375%, 10/27/27	2,500,000	2,692,969
Province of Alberta
2.200%, 7/26/22	1,500,000	1,558,444
3.350%, 11/1/23(x)	1,150,000	1,254,324
2.950%, 1/23/24(x)	1,000,000	1,085,348
1.875%, 11/13/24	1,500,000	1,551,720
3.300%, 3/15/28	1,250,000	1,472,393
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,066,062
2.000%, 10/23/22	1,300,000	1,346,465
1.750%, 9/27/24	300,000	311,947
2.250%, 6/2/26	1,000,000	1,075,657
Province of Manitoba
2.125%, 5/4/22	2,000,000	2,066,964
2.100%, 9/6/22(x)	1,468,000	1,523,434
2.600%, 4/16/24	500,000	538,736
3.050%, 5/14/24	1,000,000	1,097,055
2.125%, 6/22/26	1,000,000	1,082,590
Province of New Brunswick
2.500%, 12/12/22	250,000	262,346
3.625%, 2/24/28	600,000	703,964
Province of Ontario
2.400%, 2/8/22	2,500,000	2,566,508
2.550%, 4/25/22	645,000	666,037
2.450%, 6/29/22	1,700,000	1,755,224
1.750%, 1/24/23	730,000	743,600
3.050%, 1/29/24	1,350,000	1,459,233
3.200%, 5/16/24	2,500,000	2,733,553
2.500%, 4/27/26	2,000,000	2,150,012
2.300%, 6/15/26(x)	1,750,000	1,860,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 10/2/29(x)	$1,250,000	$1,303,065
Province of Quebec
2.750%, 8/25/21	2,100,000	2,168,041
2.625%, 2/13/23	2,531,000	2,654,283
2.500%, 4/9/24	500,000	532,689
2.875%, 10/16/24	1,000,000	1,092,040
1.500%, 2/11/25	2,000,000	2,069,470
2.500%, 4/20/26	1,000,000	1,085,240
2.750%, 4/12/27	1,750,000	1,929,884
Republic of Chile
2.250%, 10/30/22	245,000	245,995
3.125%, 1/21/26	3,512,000	3,681,015
3.240%, 2/6/28	1,500,000	1,584,844
Republic of Colombia
4.375%, 7/12/21(x)	2,350,000	2,376,437
2.625%, 3/15/23(x)	1,200,000	1,168,875
4.000%, 2/26/24	2,000,000	2,013,125
4.500%, 1/28/26	1,000,000	1,015,938
3.875%, 4/25/27	2,250,000	2,215,547
3.000%, 1/30/30	300,000	271,200
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,237,200
4.450%, 2/11/24	340,000	350,200
3.500%, 1/11/28	1,000,000	985,625
4.100%, 4/24/28	800,000	816,750
Republic of Korea
3.875%, 9/11/23	250,000	274,141
2.000%, 6/19/24	350,000	361,932
2.750%, 1/19/27	1,750,000	1,892,734
3.500%, 9/20/28	1,000,000	1,153,437
2.500%, 6/19/29	505,000	545,716
Republic of Panama
4.000%, 9/22/24	890,000	928,659
3.750%, 3/16/25(x)	3,000,000	3,109,688
Republic of Peru
4.125%, 8/25/27	1,000,000	1,126,563
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,542,500
3.000%, 2/1/28	1,150,000	1,198,093
3.750%, 1/14/29	975,000	1,077,680
Republic of Poland
5.125%, 4/21/21	1,500,000	1,562,812
5.000%, 3/23/22	2,062,000	2,202,474
3.000%, 3/17/23	1,750,000	1,834,219
4.000%, 1/22/24	2,250,000	2,451,375
3.250%, 4/6/26	1,500,000	1,631,250
State of Israel Government Bond
4.000%, 6/30/22	1,000,000	1,044,375
3.150%, 6/30/23	500,000	517,969
2.875%, 3/16/26	1,500,000	1,561,406
3.250%, 1/17/28	750,000	794,531
2.500%, 1/15/30	515,000	515,000
Svensk Exportkredit AB
2.375%, 4/9/21	435,000	442,951
1.625%, 9/12/21	750,000	761,308
3.125%, 11/8/21	1,250,000	1,300,645
2.375%, 3/9/22	1,000,000	1,034,477
2.000%, 8/30/22	250,000	258,424
1.625%, 11/14/22	1,070,000	1,098,323
2.875%, 3/14/23	1,500,000	1,599,041
1.750%, 12/12/23	600,000	627,249
United Mexican States
3.600%, 1/30/25	2,000,000	2,021,250
4.125%, 1/21/26	1,865,000	1,909,294
4.150%, 3/28/27	2,745,000	2,794,753
3.750%, 1/11/28	855,000	854,733
4.500%, 4/22/29	455,000	464,953

Total Foreign Government Securities		181,721,849

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,669
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	4,581
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	4,000	4,038
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	1,997
6.395%, 1/1/40	4,000	5,600
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	5,932
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,889
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	10,450
City of New York, General Obligation Bonds, Series 2009- A1 5.206%, 10/1/31	4,000	4,686
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	6,505
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	295,365
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	5,518
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,946
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,122,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	$1,000,000	$1,192,990
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/23	1,000,000	931,860
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	4,763
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,405
5.561%, 12/1/49	3,000	4,079
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,865
7.043%, 4/1/50	4,000	6,367
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	355,323
State of California Federally Taxable General Obligation Bonds Various Purpose
2.800%, 4/1/21	165,000	167,366
3.375%, 4/1/25	190,000	204,873
3.500%, 4/1/28	250,000	277,328
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	1,018,350
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,187
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,288,508
University of California
3.063%, 7/1/25	500,000	535,960

Total Municipal Bonds		7,472,420

Supranational (3.1%)
African Development Bank
2.625%, 3/22/21	1,375,000	1,404,766
1.250%, 7/26/21	1,000,000	1,010,149
3.000%, 12/6/21	295,000	306,936
1.625%, 9/16/22	1,040,000	1,065,339
2.125%, 11/16/22	250,000	259,878
3.000%, 9/20/23	3,000,000	3,244,806
Asian Development Bank
1.625%, 3/16/21	2,000,000	2,022,924
1.750%, 6/8/21	3,250,000	3,299,954
2.125%, 11/24/21	1,500,000	1,539,863
2.000%, 2/16/22	3,000,000	3,082,771
1.875%, 2/18/22	3,000,000	3,075,976
1.875%, 7/19/22	2,250,000	2,319,313
1.625%, 1/24/23	1,000,000	1,030,931
2.750%, 3/17/23	2,125,000	2,263,701
1.500%, 10/18/24(x)	2,000,000	2,066,369
2.000%, 1/22/25	3,000,000	3,171,132
2.000%, 4/24/26	1,000,000	1,069,425
1.750%, 8/14/26	1,000,000	1,057,530
2.625%, 1/12/27	2,500,000	2,774,450
2.500%, 11/2/27	2,500,000	2,802,575
2.750%, 1/19/28	1,000,000	1,139,100
3.125%, 9/26/28	400,000	463,203
1.750%, 9/19/29	500,000	531,775
1.875%, 1/24/30	1,000,000	1,070,040
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,441,732
Corp. Andina de Fomento
3.250%, 2/11/22	750,000	777,891
4.375%, 6/15/22	1,500,000	1,603,800
3.750%, 11/23/23	1,310,000	1,429,947
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,389,719
2.625%, 2/13/23	450,000	476,121
2.500%, 2/27/24	825,000	881,512
1.375%, 2/27/25	750,000	771,718
European Bank for Reconstruction & Development
2.750%, 4/26/21	1,250,000	1,281,272
1.875%, 2/23/22	1,000,000	1,025,166
2.125%, 3/7/22	5,500,000	5,684,857
2.750%, 3/7/23	750,000	796,955
1.625%, 9/27/24	350,000	365,479
1.500%, 2/13/25	290,000	301,652
European Investment Bank
2.000%, 3/15/21	4,000,000	4,057,270
2.500%, 4/15/21	2,000,000	2,041,180
2.375%, 5/13/21	3,000,000	3,062,028
1.625%, 6/15/21	4,000,000	4,053,036
1.375%, 9/15/21	3,500,000	3,542,433
2.875%, 12/15/21(x)	1,875,000	1,948,625
2.250%, 3/15/22	2,500,000	2,581,294
2.250%, 8/15/22	3,000,000	3,116,362
1.375%, 9/6/22	1,365,000	1,390,378
2.500%, 3/15/23	6,355,000	6,699,501
2.875%, 8/15/23	2,000,000	2,153,903
3.125%, 12/14/23	2,250,000	2,456,881
3.250%, 1/29/24	3,100,000	3,409,753
2.625%, 3/15/24	1,665,000	1,795,883
2.250%, 6/24/24(x)	2,000,000	2,133,934
2.500%, 10/15/24	1,000,000	1,081,379
1.875%, 2/10/25	3,000,000	3,156,800
1.625%, 3/14/25	1,300,000	1,356,837
2.125%, 4/13/26	2,000,000	2,165,785
2.375%, 5/24/27	1,000,000	1,100,480
1.625%, 10/9/29(x)	410,000	431,566
Inter-American Development Bank
1.875%, 3/15/21	1,150,000	1,165,542
2.625%, 4/19/21	1,405,000	1,436,655
1.875%, 7/23/21	1,000,000	1,018,104
1.250%, 9/14/21	1,000,000	1,010,879
2.125%, 1/18/22	1,000,000	1,028,605
1.750%, 9/14/22(x)	2,500,000	2,569,445
3.000%, 9/26/22	350,000	370,537
2.500%, 1/18/23	3,500,000	3,676,610
2.625%, 1/16/24	2,150,000	2,308,488
3.000%, 2/21/24	2,000,000	2,180,345
2.125%, 1/15/25	2,000,000	2,162,690
1.750%, 3/14/25(x)	10,000,000	10,492,400
2.000%, 6/2/26	1,050,000	1,140,024
2.000%, 7/23/26	1,000,000	1,084,905
3.125%, 9/18/28(x)	750,000	877,487
2.250%, 6/18/29	1,000,000	1,101,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
1.625%, 3/9/21	$4,000,000	$4,037,771
1.375%, 5/24/21	4,000,000	4,037,448
2.250%, 6/24/21	3,000,000	3,061,974
2.750%, 7/23/21	2,000,000	2,057,142
1.375%, 9/20/21	3,000,000	3,035,771
2.125%, 12/13/21	5,000,000	5,132,445
2.000%, 1/26/22	3,500,000	3,590,739
1.625%, 2/10/22	3,000,000	3,059,091
2.125%, 7/1/22	2,000,000	2,068,837
1.875%, 10/7/22	1,000,000	1,031,582
7.625%, 1/19/23	1,000,000	1,193,493
2.125%, 2/13/23	1,319,000	1,374,561
1.750%, 4/19/23	1,000,000	1,033,189
1.875%, 6/19/23	750,000	779,028
3.000%, 9/27/23	2,250,000	2,431,310
1.500%, 8/28/24	2,000,000	2,070,221
2.500%, 11/25/24	3,500,000	3,789,109
1.625%, 1/15/25	2,500,000	2,609,011
2.125%, 3/3/25	450,000	480,890
0.750%, 3/11/25	2,000,000	2,004,483
2.500%, 7/29/25	3,000,000	3,259,440
3.125%, 11/20/25	350,000	391,775
1.875%, 10/27/26	2,000,000	2,124,642
1.750%, 10/23/29	1,350,000	1,435,725
International Finance Corp.
1.125%, 7/20/21	1,250,000	1,260,191
2.000%, 10/24/22	750,000	778,589
0.500%, 3/20/23	250,000	249,895
2.875%, 7/31/23	805,000	862,448
1.375%, 10/16/24	1,125,000	1,147,917
2.125%, 4/7/26	2,000,000	2,154,558
Nordic Investment Bank
1.250%, 8/2/21	2,000,000	2,016,064
2.125%, 2/1/22	1,000,000	1,033,584
1.375%, 10/17/22(x)	750,000	769,454
2.875%, 7/19/23	750,000	810,496
2.250%, 5/21/24	585,000	628,168
North American Development Bank
2.400%, 10/26/22	1,150,000	1,190,515

Total Supranational		216,652,096

U.S. Government Agency Securities (2.0%)
FFCB
2.550%, 5/15/20	3,000,000	3,008,165
2.350%, 2/12/21	500,000	508,992
1.500%, 7/6/21	1,000,000	1,000,144
1.950%, 11/2/21	1,000,000	1,023,743
FHLB
1.750%, 3/12/21	2,000,000	2,026,225
1.875%, 7/7/21	7,775,000	7,915,160
1.125%, 7/14/21(x)	10,000,000	10,052,248
1.625%, 11/19/21	20,385,000	20,746,530
1.875%, 11/29/21	5,000,000	5,120,624
1.500%, 8/15/24(x)	3,785,000	3,935,780
2.875%, 9/13/24	2,000,000	2,196,167
3.250%, 11/16/28(x)	5,000,000	5,877,713
5.500%, 7/15/36	3,000	4,609
FHLMC
2.375%, 1/13/22	7,947,000	8,218,972
FNMA
1.250%, 5/6/21	5,000,000	5,038,447
1.250%, 8/17/21	5,000,000	5,057,916
1.375%, 10/7/21	2,000,000	2,027,444
2.000%, 1/5/22(x)	5,000,000	5,140,601
2.625%, 1/11/22	3,180,000	3,301,399
1.875%, 4/5/22(x)	1,000,000	1,030,616
1.750%, 7/2/24	10,000,000	10,492,476
2.625%, 9/6/24(x)	2,500,000	2,721,468
2.125%, 4/24/26(x)	8,165,000	8,700,147
1.875%, 9/24/26(x)	7,000,000	7,420,528
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,394,215
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	683,524
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	2,908,681
1.875%, 8/15/22	1,000,000	1,029,601
2.875%, 9/15/24	2,400,000	2,613,584
2.875%, 2/1/27	1,000,000	1,106,242
Ukraine Government AID Bonds
1.847%, 5/29/20	3,755,000	3,759,838
1.471%, 9/29/21	1,000,000	1,003,723

Total U.S. Government Agency Securities		141,065,522

U.S. Treasury Obligations (47.9%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	5,158,523
U.S. Treasury Notes
3.125%, 5/15/21	19,069,000	19,706,315
1.125%, 6/30/21	10,000,000	10,122,326
1.625%, 6/30/21	45,000,000	45,822,955
1.125%, 7/31/21	40,000,000	40,497,428
2.250%, 7/31/21	15,000,000	15,407,691
2.125%, 8/15/21	43,062,000	44,196,839
1.125%, 8/31/21	45,000,000	45,579,272
2.000%, 8/31/21	20,000,000	20,502,738
1.125%, 9/30/21	40,000,000	40,540,972
2.125%, 9/30/21	32,500,000	33,424,427
1.250%, 10/31/21	15,000,000	15,243,088
2.000%, 10/31/21	25,000,000	25,698,560
2.000%, 11/15/21	37,978,000	39,090,171
1.750%, 11/30/21	37,500,000	38,444,134
1.500%, 1/31/22	12,000,000	12,275,800
1.875%, 1/31/22	15,000,000	15,449,922
2.000%, 2/15/22	35,162,000	36,319,445
2.500%, 2/15/22	7,500,000	7,817,323
1.750%, 2/28/22	25,000,000	25,719,282
1.875%, 2/28/22	15,000,000	15,469,944
1.750%, 3/31/22	25,000,000	25,754,605
1.875%, 3/31/22	16,500,000	17,036,692
1.750%, 4/30/22	5,000,000	5,156,811
1.875%, 4/30/22	25,000,000	25,844,595
1.750%, 5/15/22	37,936,000	39,167,000
1.750%, 5/31/22	14,000,000	14,452,563
1.875%, 5/31/22	15,000,000	15,528,237
1.750%, 6/30/22	17,500,000	18,092,146
1.875%, 7/31/22	20,000,000	20,752,236
2.000%, 7/31/22	22,000,000	22,891,911
1.500%, 8/15/22	30,000,000	30,879,792
1.625%, 8/15/22(x)	26,428,800	27,280,241
1.625%, 8/31/22(x)	22,000,000	22,712,910
1.875%, 8/31/22	35,000,000	36,355,641
1.750%, 9/30/22	28,000,000	29,029,482
1.875%, 10/31/22	12,500,000	13,010,685
1.625%, 11/15/22	35,304,700	36,535,891
2.000%, 11/30/22	15,000,000	15,678,820
2.125%, 12/31/22	2,000,000	2,100,248
1.750%, 1/31/23	31,000,000	32,267,755
2.375%, 1/31/23	27,000,000	28,587,084
2.000%, 2/15/23	35,530,900	37,261,237
1.500%, 2/28/23	35,000,000	36,221,769
2.625%, 2/28/23	24,000,000	25,620,394
1.500%, 3/31/23	32,000,000	33,140,384
2.500%, 3/31/23	15,000,000	15,979,765
1.625%, 4/30/23	27,500,000	28,606,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 5/15/23	$36,514,600	$38,140,318
1.625%, 5/31/23	37,000,000	38,512,704
2.750%, 5/31/23	25,000,000	26,917,355
1.375%, 6/30/23	30,000,000	31,017,591
2.625%, 6/30/23	9,500,000	10,207,706
1.250%, 7/31/23	35,500,000	36,585,881
2.500%, 8/15/23(x)	24,250,000	26,025,723
1.375%, 8/31/23	22,000,000	22,786,089
1.375%, 9/30/23	40,000,000	41,444,336
1.625%, 10/31/23	38,000,000	39,751,519
2.750%, 11/15/23	32,000,000	34,773,126
2.125%, 11/30/23	29,000,000	30,882,175
2.250%, 12/31/23	15,000,000	16,064,718
2.250%, 1/31/24	30,000,000	32,174,772
2.500%, 1/31/24	17,500,000	18,934,674
2.750%, 2/15/24	39,500,000	43,140,585
2.125%, 2/29/24	42,000,000	44,891,625
2.375%, 2/29/24	6,500,000	7,011,217
2.125%, 3/31/24	21,000,000	22,477,516
2.000%, 4/30/24	30,000,000	31,986,192
2.500%, 5/15/24	30,000,000	32,624,430
2.000%, 5/31/24	23,000,000	24,557,484
1.750%, 6/30/24	14,000,000	14,817,738
2.000%, 6/30/24	27,500,000	29,388,703
1.750%, 7/31/24	20,000,000	21,186,686
2.125%, 7/31/24	35,000,000	37,626,117
2.375%, 8/15/24	35,000,000	38,044,111
1.250%, 8/31/24	17,000,000	17,655,996
1.875%, 8/31/24	30,000,000	31,960,068
1.500%, 9/30/24	10,000,000	10,499,770
2.125%, 9/30/24	35,000,000	37,734,547
1.500%, 10/31/24	31,000,000	32,580,383
2.250%, 10/31/24	25,000,000	27,114,015
2.250%, 11/15/24	36,000,000	39,067,877
1.500%, 11/30/24	31,000,000	32,622,323
2.250%, 12/31/24	20,000,000	21,743,024
1.375%, 1/31/25	13,000,000	13,610,372
2.500%, 1/31/25	8,000,000	8,807,683
2.000%, 2/15/25	35,000,000	37,680,633
1.125%, 2/28/25(x)	26,000,000	26,958,591
2.625%, 3/31/25	23,000,000	25,513,723
2.125%, 5/15/25	35,000,000	37,993,645
2.000%, 8/15/25	14,500,000	15,683,062
2.250%, 11/15/25	37,000,000	40,614,116
1.625%, 2/15/26	53,000,000	56,397,427
2.375%, 4/30/26	20,000,000	22,230,184
1.625%, 5/15/26	45,000,000	47,977,843
1.500%, 8/15/26	53,000,000	56,167,937
2.000%, 11/15/26	47,000,000	51,411,354
2.250%, 2/15/27	39,000,000	43,443,137
2.375%, 5/15/27	42,000,000	47,314,592
2.250%, 8/15/27	48,000,000	53,790,893
2.250%, 11/15/27	45,000,000	50,536,251
2.750%, 2/15/28	39,500,000	45,986,481
2.875%, 5/15/28	37,000,000	43,565,661
2.875%, 8/15/28	49,000,000	57,851,938
3.125%, 11/15/28	47,500,000	57,256,619
2.625%, 2/15/29	49,000,000	57,176,909
2.375%, 5/15/29	54,000,000	62,008,033
1.625%, 8/15/29	48,500,000	52,560,197
1.750%, 11/15/29	46,500,000	51,032,141
1.500%, 2/15/30(x)	20,500,000	22,063,863

Total U.S. Treasury Obligations		3,337,014,824

Total Long-Term Debt Securities (90.6%) (Cost $6,036,935,460)		6,316,821,170

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)(x)*	17,000	103,530
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)*	22,000	139,260

Total Preferred Stocks (0.0%) (Cost $18,166)		242,790

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.2%)
iShares 1-3 Year Treasury Bond ETF	580,000	50,268,600
iShares 3-7 Year Treasury Bond ETF(x)	203,449	27,127,890
iShares 7-10 Year Treasury Bond ETF	25,971	3,154,957
Schwab Intermediate-Term U.S. Treasury ETF	500,000	29,390,000
Schwab Short-Term U.S. Treasury ETF	600,000	31,038,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	204,595,000
Vanguard Short-Term Treasury ETF	3,600,000	224,424,000

Total Exchange Traded Funds (8.2%) (Cost $529,035,191)		569,998,447

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.2%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $16,500,009, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $16,830,000.(xx)	$16,500,000	16,500,000
Cantor Fitzgerald & Co., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $20,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 4/23/20-2/15/30; total market value $20,400,020.(xx)	20,000,000	20,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $8,300,035, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $8,466,001.(xx)	8,300,000	8,300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $18,779,974, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $19,155,572.(xx)	$18,779,969	$18,779,969
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $36,001,960, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $39,016,924.(xx)	36,000,000	36,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $20,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $20,400,000.(xx)	20,000,000	20,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $9,200,179, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $9,384,000.(xx)	9,200,000	9,200,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $13,000,253, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $13,260,000.(xx)	13,000,000	13,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $11,400,184, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $12,665,812.(xx)	11,400,000	11,400,000

Total Repurchase Agreements		153,179,969

Total Short-Term Investments (2.2%) (Cost $153,179,969)		153,179,969

Total Investments in Securities (101.0%) (Cost $6,719,168,786)		7,040,242,376
Other Assets Less Liabilities (-1.0%)		(73,028,737)

Net Assets (100%)		$6,967,213,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $53,157,948 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $517,225 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $151,969,755. This was collateralized by $2,257,350 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/9/20-2/15/49 and by cash of $153,179,969 which was subsequently invested in joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,697,007	$—	$3,697,007
Corporate Bonds
Communication Services	—	118,400,951	—	118,400,951
Consumer Discretionary	—	97,546,832	—	97,546,832
Consumer Staples	—	161,419,332	—	161,419,332
Energy	—	164,476,990	—	164,476,990
Financials	—	989,122,752	—	989,122,752
Health Care	—	230,405,103	—	230,405,103
Industrials	—	160,494,682	—	160,494,682
Information Technology	—	209,702,737	—	209,702,737
Materials	—	59,005,850	—	59,005,850
Real Estate	—	107,772,667	—	107,772,667
Utilities	—	130,849,556	—	130,849,556
Exchange Traded Funds	569,998,447	—	—	569,998,447
Foreign Government Securities	—	181,721,849	—	181,721,849
Municipal Bonds	—	7,472,420	—	7,472,420
Preferred Stocks
Financials	242,790	—	—	242,790
Short-Term Investments
Repurchase Agreements	—	153,179,969	—	153,179,969
Supranational	—	216,652,096	—	216,652,096
U.S. Government Agency Securities	—	141,065,522	—	141,065,522
U.S. Treasury Obligations	—	3,337,014,824	—	3,337,014,824

Total Assets	$570,241,237	$6,470,001,139	$—	$7,040,242,376

Total Liabilities	$—	$—	$—	$—

Total	$570,241,237	$6,470,001,139	$—	$7,040,242,376

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,754,906
Aggregate gross unrealized depreciation	(40,548,621)

Net unrealized appreciation	$320,206,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,720,036,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.1%)
Ambev SA*	93,000	$212,629
Banco Bradesco SA (ADR)	45,526	184,836
Cielo SA	131,054	113,245
Embraer SA*	109,500	201,041
Itau Unibanco Holding SA (ADR)	52,129	234,059
Petroleo Brasileiro SA (ADR)*	31,364	172,502

		1,118,312

Chile (0.4%)
Sociedad Quimica y Minera de Chile SA (ADR)	8,443	190,390

China (10.3%)
Anhui Conch Cement Co. Ltd., Class H	117,000	808,819
ANTA Sports Products Ltd.	78,000	563,772
Baidu, Inc. (ADR)*	3,192	321,722
BYD Co. Ltd., Class H(x)	57,000	295,764
China BlueChemical Ltd., Class H	546,000	84,018
China Oilfield Services Ltd., Class H	243,000	185,753
China Petroleum & Chemical Corp., Class H	430,400	211,114
Dongfeng Motor Group Co. Ltd., Class H	166,000	108,819
Industrial & Commercial Bank of China Ltd., Class H	394,000	268,829
Jiangxi Copper Co. Ltd., Class H	287,000	263,722
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	137,000	448,837
Shenzhou International Group Holdings Ltd.	33,500	353,686
Sinopharm Group Co. Ltd., Class H	112,800	252,609
TravelSky Technology Ltd., Class H	305,000	535,313
Weichai Power Co. Ltd., Class H	344,000	550,556
Zhejiang Expressway Co. Ltd., Class H	184,000	126,949

		5,380,282

Colombia (0.4%)
Bancolombia SA (ADR)	8,319	207,642

Czech Republic (0.4%)
Komercni banka A/S(x)*	9,763	185,394

Hungary (0.3%)
MOL Hungarian Oil & Gas plc	27,875	164,264

India (1.7%)
HDFC Bank Ltd. (ADR)	10,937	420,637
ICICI Bank Ltd. (ADR)	54,012	459,102

		879,739

Indonesia (1.0%)
Bank Rakyat Indonesia Persero Tbk PT	1,721,500	316,563
Indofood Sukses Makmur Tbk. PT	549,100	213,295

		529,858

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O	73,500	201,391

Singapore (0.7%)
BOC Aviation Ltd.(m)	55,600	351,603

South Africa (0.7%)
FirstRand Ltd.	93,546	210,168
Investec Ltd.	59,235	112,290
Ninety One Ltd.*	29,617	56,881

		379,339

South Korea (2.4%)
CJ Corp.	2,830	148,056
KT Corp.	6,165	99,484
POSCO	1,464	192,093
Samsung Electronics Co. Ltd.	21,060	818,478

		1,258,111

Taiwan (6.1%)
ASE Technology Holding Co. Ltd.	252,512	484,031
Feng TAY Enterprise Co. Ltd.	40,000	171,994
Hon Hai Precision Industry Co. Ltd.	117,800	272,341
Micro-Star International Co. Ltd.	206,000	604,336
Taiwan Semiconductor Manufacturing Co. Ltd.	93,000	830,119
Uni-President Enterprises Corp.	206,750	448,539
WPG Holdings Ltd.	303,520	356,361

		3,167,721

Thailand (0.4%)
Kasikornbank PCL	46,600	129,183
PTT Global Chemical PCL	104,400	96,995

		226,178

Total Common Stocks (27.3%) (Cost $18,497,027)		14,240,224

EXCHANGE TRADED FUNDS (ETF):
Equity (49.0%)
iShares Core MSCI Emerging Markets ETF	421,025	17,038,882
Vanguard FTSE Emerging Markets ETF	253,242	8,496,269

Total Exchange Traded Funds (49.0%) (Cost $31,018,830)		25,535,151

SHORT-TERM INVESTMENT:
Investment Company (18.8%)
JPMorgan Prime Money Market Fund, IM Shares	9,827,949	9,828,932

Total Short-Term Investment (18.8%) (Cost $9,830,939)		9,828,932

Total Investments in Securities (95.1%) (Cost $59,346,796)		49,604,307
Other Assets Less Liabilities (4.9%)		2,550,576

Net Assets (100%)		$52,154,883

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $351,603 or 0.7% of net assets.

(x)

All or a portion of security is on loan at March 31, 2020, the Portfolio had loaned securities with a total value of $147,333. This was collateralized by $175,140 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-11/15/48.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$25,535,151	49.0%
Investment Company	9,828,932	18.8
Information Technology	4,014,224	7.7
Financials	2,986,975	5.7
Materials	1,636,037	3.1
Consumer Discretionary	1,494,035	2.9
Industrials	1,378,205	2.6
Consumer Staples	874,463	1.7
Energy	733,633	1.4
Health Care	701,446	1.4
Communication Services	421,206	0.8
Cash and Other	2,550,576	4.9

		100.0%

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	272	6/2020	USD	11,463,440	24,849

					24,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,118,312	$—	$—	$1,118,312
Chile	190,390	—	—	190,390
China	321,722	5,058,560	—	5,380,282
Colombia	207,642	—	—	207,642
Czech Republic	—	185,394	—	185,394
Hungary	—	164,264	—	164,264
India	879,739	—	—	879,739
Indonesia	—	529,858	—	529,858
Mexico	201,391	—	—	201,391
Singapore	—	351,603	—	351,603
South Africa	—	379,339	—	379,339
South Korea	—	1,258,111	—	1,258,111
Taiwan	—	3,167,721	—	3,167,721
Thailand	—	226,178	—	226,178
Exchange Traded Funds	25,535,151	—	—	25,535,151
Futures	24,849	—	—	24,849
Short-Term Investment
Investment Company	9,828,932	—	—	9,828,932

Total Assets	$38,308,128	$11,321,028	$—	$49,629,156

Total Liabilities	$—	$—	$—	$—

Total	$38,308,128	$11,321,028	$—	$49,629,156

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,503,822
Aggregate gross unrealized depreciation	(11,864,756)

Net unrealized depreciation	$(10,360,934)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$59,990,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,727,704	$50,362,572
CenturyLink, Inc.	232,033	2,195,032
Verizon Communications, Inc.	978,136	52,555,247

		105,112,851

Entertainment (2.0%)
Activision Blizzard, Inc.*	181,668	10,805,613
Electronic Arts, Inc.*	69,080	6,919,743
Live Nation Entertainment, Inc.*	33,310	1,514,273
Netflix, Inc.*	103,720	38,946,860
Take-Two Interactive Software, Inc.*	26,744	3,172,106
Walt Disney Co. (The)	426,312	41,181,739

		102,540,334

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	70,899	82,381,093
Alphabet, Inc., Class C*	70,693	82,202,527
Facebook, Inc., Class A*	569,152	94,934,554
Twitter, Inc.*	183,574	4,508,577

		264,026,751

Media (1.3%)
Charter Communications, Inc., Class A*	37,101	16,187,537
Comcast Corp., Class A	1,073,654	36,912,225
Discovery, Inc., Class A(x)*	37,366	726,395
Discovery, Inc., Class C*	79,297	1,390,869
DISH Network Corp., Class A*	60,510	1,209,595
Fox Corp., Class A	83,778	1,979,674
Fox Corp., Class B	38,381	878,157
Interpublic Group of Cos., Inc. (The)	91,626	1,483,425
News Corp., Class A	91,850	824,354
News Corp., Class B	28,711	258,112
Omnicom Group, Inc.	51,450	2,824,605
ViacomCBS, Inc.	127,785	1,790,268

		66,465,216

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	74,809	6,276,475

Total Communication Services		544,421,627

Consumer Discretionary (9.7%)
Auto Components (0.1%)
Aptiv plc	60,336	2,970,945
BorgWarner, Inc.	48,770	1,188,525

		4,159,470

Automobiles (0.2%)
Ford Motor Co.	920,998	4,448,420
General Motors Co.	297,294	6,177,769
Harley-Davidson, Inc.	36,450	689,999

		11,316,188

Distributors (0.1%)
Genuine Parts Co.	34,310	2,310,092
LKQ Corp.*	72,437	1,485,683

		3,795,775

Diversified Consumer Services (0.0%)
H&R Block, Inc.	46,100	649,088

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.(x)	94,700	1,247,199
Chipotle Mexican Grill, Inc.*	6,101	3,992,494
Darden Restaurants, Inc.	28,950	1,576,617
Hilton Worldwide Holdings, Inc.	66,715	4,552,632
Las Vegas Sands Corp.	79,912	3,393,863
Marriott International, Inc., Class A	64,117	4,796,593
McDonald’s Corp.	178,150	29,457,102
MGM Resorts International	122,226	1,442,267
Norwegian Cruise Line Holdings Ltd.*	50,231	550,532
Royal Caribbean Cruises Ltd.	40,573	1,305,233
Starbucks Corp.	279,308	18,361,708
Wynn Resorts Ltd.	22,829	1,374,077
Yum! Brands, Inc.	71,530	4,901,951

		76,952,268

Household Durables (0.3%)
DR Horton, Inc.	79,300	2,696,200
Garmin Ltd.	34,160	2,560,634
Leggett & Platt, Inc.	31,100	829,748
Lennar Corp., Class A	66,150	2,526,930
Mohawk Industries, Inc.*	14,000	1,067,360
Newell Brands, Inc.	90,080	1,196,262
NVR, Inc.*	830	2,132,361
PulteGroup, Inc.	60,207	1,343,820
Whirlpool Corp.	14,916	1,279,793

		15,633,108

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	98,597	192,236,543
Booking Holdings, Inc.*	9,956	13,394,006
eBay, Inc.	180,850	5,436,351
Expedia Group, Inc.	33,039	1,859,104

		212,926,004

Leisure Products (0.0%)
Hasbro, Inc.	30,008	2,147,073

Multiline Retail (0.5%)
Dollar General Corp.	60,250	9,098,352
Dollar Tree, Inc.*	55,895	4,106,606
Kohl’s Corp.	37,020	540,122
Macy’s, Inc.(x)	73,022	358,538
Nordstrom, Inc.(x)	25,270	387,642
Target Corp.	119,870	11,144,314

		25,635,574

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	16,337	1,524,569
AutoZone, Inc.*	5,630	4,762,980
Best Buy Co., Inc.	53,775	3,065,175
CarMax, Inc.*	38,806	2,088,927
Gap, Inc. (The)	50,255	353,795
Home Depot, Inc. (The)	258,018	48,174,541
L Brands, Inc.	54,917	634,840
Lowe’s Cos., Inc.	181,280	15,599,144
O’Reilly Automotive, Inc.*	17,884	5,383,978
Ross Stores, Inc.	85,540	7,439,414
Tiffany & Co.	25,560	3,310,020
TJX Cos., Inc. (The)	286,800	13,711,908
Tractor Supply Co.	27,915	2,360,213
Ulta Beauty, Inc.*	13,541	2,379,154

		110,788,658

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	35,768	385,937
Hanesbrands, Inc.(x)	85,503	672,908
NIKE, Inc., Class B	294,700	24,383,478
PVH Corp.	17,456	657,044
Ralph Lauren Corp.(x)	11,700	781,911
Tapestry, Inc.	65,200	844,340
Under Armour, Inc., Class A*	44,416	409,071
Under Armour, Inc., Class C*	45,927	370,172
VF Corp.	77,450	4,188,496

		32,693,357

Total Consumer Discretionary		496,696,563

Consumer Staples (7.7%)
Beverages (1.8%)
Brown-Forman Corp., Class B	43,012	2,387,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	912,016	$40,356,708
Constellation Brands, Inc., Class A	39,650	5,684,224
Molson Coors Beverage Co., Class B	44,350	1,730,094
Monster Beverage Corp.*	90,270	5,078,590
PepsiCo, Inc.	329,803	39,609,340

		94,846,552

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	104,550	29,810,341
Kroger Co. (The)	189,600	5,710,752
Sysco Corp.	120,600	5,502,978
Walgreens Boots Alliance, Inc.	177,250	8,109,188
Walmart, Inc.	335,518	38,121,555

		87,254,814

Food Products (1.2%)
Archer-Daniels-Midland Co.	131,666	4,632,010
Campbell Soup Co.	39,900	1,841,784
Conagra Brands, Inc.	115,050	3,375,567
General Mills, Inc.	142,900	7,540,833
Hershey Co. (The)	35,100	4,650,750
Hormel Foods Corp.	65,716	3,064,994
JM Smucker Co. (The)	26,947	2,991,117
Kellogg Co.	58,800	3,527,412
Kraft Heinz Co. (The)	147,227	3,642,396
Lamb Weston Holdings, Inc.	34,509	1,970,464
McCormick & Co., Inc. (Non-Voting)	29,250	4,130,392
Mondelez International, Inc., Class A	340,531	17,053,792
Tyson Foods, Inc., Class A	69,750	4,036,433

		62,457,944

Household Products (1.9%)
Church & Dwight Co., Inc.	57,998	3,722,312
Clorox Co. (The)	29,650	5,136,862
Colgate-Palmolive Co.	202,650	13,447,854
Kimberly-Clark Corp.	81,094	10,369,490
Procter & Gamble Co. (The)	589,791	64,877,010

		97,553,528

Personal Products (0.2%)
Coty, Inc., Class A	69,822	360,282
Estee Lauder Cos., Inc. (The), Class A	52,650	8,389,251

		8,749,533

Tobacco (0.9%)
Altria Group, Inc.	441,800	17,084,406
Philip Morris International, Inc.	367,950	26,845,632

		43,930,038

Total Consumer Staples		394,792,409

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	153,657	1,613,398
Halliburton Co.	207,550	1,421,717
Helmerich & Payne, Inc.	25,569	400,155
National Oilwell Varco, Inc.	91,197	896,467
Schlumberger Ltd.	327,434	4,417,085
TechnipFMC plc	99,391	669,895

		9,418,717

Oil, Gas & Consumable Fuels (2.4%)
Apache Corp.	88,880	371,519
Cabot Oil & Gas Corp.	96,436	1,657,735
Chevron Corp.	447,184	32,402,953
Concho Resources, Inc.	47,478	2,034,432
ConocoPhillips	259,484	7,992,107
Devon Energy Corp.	91,500	632,265
Diamondback Energy, Inc.	38,102	998,272
EOG Resources, Inc.	137,500	4,939,000
Exxon Mobil Corp.#	1,000,733	37,997,832
Hess Corp.	61,250	2,039,625
HollyFrontier Corp.	35,039	858,806
Kinder Morgan, Inc.	460,616	6,411,775
Marathon Oil Corp.	189,114	622,185
Marathon Petroleum Corp.	153,557	3,627,016
Noble Energy, Inc.	113,106	683,160
Occidental Petroleum Corp.(x)	211,244	2,446,206
ONEOK, Inc.	97,641	2,129,550
Phillips 66	105,042	5,635,503
Pioneer Natural Resources Co.	39,129	2,744,899
Valero Energy Corp.	97,085	4,403,776
Williams Cos., Inc. (The)	286,671	4,056,395

		124,685,011

Total Energy		134,103,728

Financials (10.8%)
Banks (4.1%)
Bank of America Corp.	1,914,708	40,649,251
Citigroup, Inc.	516,300	21,746,556
Citizens Financial Group, Inc.	102,721	1,932,182
Comerica, Inc.	34,050	999,027
Fifth Third Bancorp	167,817	2,492,082
First Republic Bank	39,874	3,280,833
Huntington Bancshares, Inc.	244,188	2,004,784
JPMorgan Chase & Co.	741,791	66,783,444
KeyCorp	232,900	2,415,173
M&T Bank Corp.	31,200	3,227,016
People’s United Financial, Inc.	105,043	1,160,725
PNC Financial Services Group, Inc. (The)	103,579	9,914,582
Regions Financial Corp.	228,152	2,046,523
SVB Financial Group*	12,162	1,837,435
Truist Financial Corp.	317,093	9,779,148
US Bancorp	336,145	11,580,195
Wells Fargo & Co.	910,203	26,122,826
Zions Bancorp NA	40,250	1,077,090

		209,048,872

Capital Markets (2.6%)
Ameriprise Financial, Inc.	30,007	3,075,117
Bank of New York Mellon Corp. (The)	198,419	6,682,752
BlackRock, Inc.	27,914	12,281,323
Cboe Global Markets, Inc.	26,162	2,334,958
Charles Schwab Corp. (The)	270,355	9,089,335
CME Group, Inc.	84,815	14,665,362
E*TRADE Financial Corp.	53,340	1,830,629
Franklin Resources, Inc.(x)	65,901	1,099,888
Goldman Sachs Group, Inc. (The)	75,392	11,654,849
Intercontinental Exchange, Inc.	131,680	10,633,160
Invesco Ltd.	88,001	799,049
MarketAxess Holdings, Inc.	9,020	2,999,781
Moody’s Corp.	38,376	8,116,524
Morgan Stanley	290,913	9,891,042
MSCI, Inc.	20,028	5,787,291
Nasdaq, Inc.	27,073	2,570,581
Northern Trust Corp.	50,100	3,780,546
Raymond James Financial, Inc.	29,114	1,840,005
S&P Global, Inc.	57,850	14,176,143
State Street Corp.	85,920	4,576,958
T. Rowe Price Group, Inc.	55,286	5,398,678

		133,283,971

Consumer Finance (0.5%)
American Express Co.	158,710	13,587,163
Capital One Financial Corp.	110,094	5,550,939
Discover Financial Services	74,121	2,643,896
Synchrony Financial	140,562	2,261,643

		24,043,641

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	462,626	84,581,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.0%)
Aflac, Inc.	173,600	$5,944,064
Allstate Corp. (The)	76,576	7,024,316
American International Group, Inc.	205,748	4,989,389
Aon plc	55,375	9,139,090
Arthur J Gallagher & Co.	44,116	3,595,895
Assurant, Inc.	14,330	1,491,610
Chubb Ltd.	107,150	11,967,584
Cincinnati Financial Corp.	35,913	2,709,636
Everest Re Group Ltd.	9,645	1,855,891
Globe Life, Inc.	23,562	1,695,757
Hartford Financial Services Group, Inc. (The)	85,150	3,000,686
Lincoln National Corp.	46,878	1,233,829
Loews Corp.	60,497	2,107,111
Marsh & McLennan Cos., Inc.	119,350	10,319,001
MetLife, Inc.	184,799	5,649,305
Principal Financial Group, Inc.	61,000	1,911,740
Progressive Corp. (The)	138,200	10,204,688
Prudential Financial, Inc.	95,000	4,953,300
Travelers Cos., Inc. (The)	61,074	6,067,702
Unum Group	48,720	731,287
Willis Towers Watson plc	30,401	5,163,610
WR Berkley Corp.	34,296	1,789,222

		103,544,713

Total Financials		554,503,109

Health Care (15.2%)
Biotechnology (2.4%)
AbbVie, Inc.	349,774	26,649,281
Alexion Pharmaceuticals, Inc.*	52,300	4,696,017
Amgen, Inc.	140,568	28,497,351
Biogen, Inc.*	42,739	13,521,765
Gilead Sciences, Inc.	299,158	22,365,052
Incyte Corp.*	42,206	3,090,745
Regeneron Pharmaceuticals, Inc.*	18,934	9,245,283
Vertex Pharmaceuticals, Inc.*	60,833	14,475,212

		122,540,706

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	418,020	32,985,958
ABIOMED, Inc.*	10,661	1,547,551
Align Technology, Inc.*	16,937	2,946,191
Baxter International, Inc.	120,750	9,803,692
Becton Dickinson and Co.	64,015	14,708,727
Boston Scientific Corp.*	329,656	10,756,675
Cooper Cos., Inc. (The)	11,728	3,233,058
Danaher Corp.	151,150	20,920,671
Dentsply Sirona, Inc.	52,578	2,041,604
Edwards Lifesciences Corp.*	49,358	9,309,906
Hologic, Inc.*	63,339	2,223,199
IDEXX Laboratories, Inc.*	20,354	4,930,553
Intuitive Surgical, Inc.*	27,389	13,563,307
Medtronic plc	317,002	28,587,240
ResMed, Inc.	34,058	5,016,403
STERIS plc	20,102	2,813,677
Stryker Corp.	76,200	12,686,538
Teleflex, Inc.	10,967	3,211,796
Varian Medical Systems, Inc.*	21,488	2,205,958
Zimmer Biomet Holdings, Inc.	48,650	4,917,542

		188,410,246

Health Care Providers & Services (2.9%)
AmerisourceBergen Corp.	35,550	3,146,175
Anthem, Inc.	59,950	13,611,048
Cardinal Health, Inc.	69,125	3,313,852
Centene Corp.*	138,031	8,200,422
Cigna Corp.	88,349	15,653,676
CVS Health Corp.	307,610	18,250,501
DaVita, Inc.*	21,138	1,607,756
HCA Healthcare, Inc.	62,580	5,622,813
Henry Schein, Inc.*	34,632	1,749,609
Humana, Inc.	31,300	9,828,826
Laboratory Corp. of America Holdings*	22,950	2,900,651
McKesson Corp.	42,831	5,793,321
Quest Diagnostics, Inc.	31,850	2,557,555
UnitedHealth Group, Inc.	224,100	55,886,058
Universal Health Services, Inc., Class B	18,950	1,877,566

		149,999,829

Health Care Technology (0.1%)
Cerner Corp.	74,242	4,676,504

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	73,173	5,240,650
Illumina, Inc.*	34,828	9,512,224
IQVIA Holdings, Inc.*	42,719	4,607,671
Mettler-Toledo International, Inc.*	5,774	3,987,005
PerkinElmer, Inc.	26,250	1,976,100
Thermo Fisher Scientific, Inc.	94,900	26,913,640
Waters Corp.*	15,200	2,767,160

		55,004,450

Pharmaceuticals (5.0%)
Allergan plc	77,645	13,750,929
Bristol-Myers Squibb Co.	554,423	30,903,538
Eli Lilly & Co.	199,848	27,722,915
Johnson & Johnson	622,460	81,623,180
Merck & Co., Inc.	602,117	46,326,882
Mylan NV*	122,050	1,819,765
Perrigo Co. plc	32,139	1,545,564
Pfizer, Inc.	1,308,911	42,722,855
Zoetis, Inc.	112,624	13,254,719

		259,670,347

Total Health Care		780,302,082

Industrials (8.1%)
Aerospace & Defense (2.0%)
Arconic, Inc.	91,532	1,470,004
Boeing Co. (The)	126,524	18,869,789
General Dynamics Corp.	55,400	7,329,974
Huntington Ingalls Industries, Inc.	9,706	1,768,530
L3Harris Technologies, Inc.	52,299	9,420,096
Lockheed Martin Corp.	58,708	19,899,077
Northrop Grumman Corp.	37,120	11,230,656
Raytheon Co.	65,900	8,642,785
Textron, Inc.	53,900	1,437,513
TransDigm Group, Inc.	11,851	3,794,572
United Technologies Corp.	191,916	18,103,436

		101,966,432

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	31,902	2,111,912
Expeditors International of Washington, Inc.	40,248	2,685,347
FedEx Corp.	56,760	6,882,718
United Parcel Service, Inc., Class B	165,700	15,479,694

		27,159,671

Airlines (0.2%)
Alaska Air Group, Inc.	29,044	826,882
American Airlines Group, Inc.(x)	92,163	1,123,467
Delta Air Lines, Inc.	136,073	3,882,163
Southwest Airlines Co.	112,018	3,988,961
United Airlines Holdings, Inc.*	51,424	1,622,427

		11,443,900

Building Products (0.3%)
Allegion plc	21,938	2,018,735
AO Smith Corp.	32,415	1,225,611
Fortune Brands Home & Security, Inc.	32,846	1,420,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	182,367	$4,916,614
Masco Corp.	67,100	2,319,647
Trane Technologies plc	56,915	4,700,610

		16,601,807

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,800	3,429,756
Copart, Inc.*	48,342	3,312,394
Republic Services, Inc.	49,751	3,734,310
Rollins, Inc.	33,300	1,203,462
Waste Management, Inc.	92,256	8,539,215

		20,219,137

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	32,014	2,537,750
Quanta Services, Inc.	33,600	1,066,128

		3,603,878

Electrical Equipment (0.4%)
AMETEK, Inc.	54,048	3,892,537
Eaton Corp. plc	97,725	7,592,255
Emerson Electric Co.	144,000	6,861,600
Rockwell Automation, Inc.	27,300	4,119,843

		22,466,235

Industrial Conglomerates (1.3%)
3M Co.	136,050	18,572,186
General Electric Co.	2,065,615	16,400,983
Honeywell International, Inc.	168,962	22,605,426
Roper Technologies, Inc.	24,605	7,672,085

		65,250,680

Machinery (1.4%)
Caterpillar, Inc.	130,700	15,166,428
Cummins, Inc.	36,250	4,905,350
Deere & Co.	74,500	10,292,920
Dover Corp.	34,300	2,879,142
Flowserve Corp.	30,941	739,180
Fortive Corp.	69,825	3,853,642
IDEX Corp.	17,993	2,485,013
Illinois Tool Works, Inc.	69,195	9,833,993
Ingersoll Rand, Inc.*	50,221	1,245,481
PACCAR, Inc.	81,800	5,000,434
Parker-Hannifin Corp.	30,400	3,943,792
Pentair plc	39,658	1,180,222
Snap-on, Inc.	13,000	1,414,660
Stanley Black & Decker, Inc.	35,946	3,594,600
Westinghouse Air Brake Technologies Corp.	43,012	2,070,168
Xylem, Inc.	42,500	2,768,025

		71,373,050

Professional Services (0.3%)
Equifax, Inc.	28,650	3,422,243
IHS Markit Ltd.	94,826	5,689,560
Nielsen Holdings plc	84,121	1,054,877
Robert Half International, Inc.	27,800	1,049,450
Verisk Analytics, Inc.	38,729	5,398,048

		16,614,178

Road & Rail (1.0%)
CSX Corp.	183,900	10,537,470
JB Hunt Transport Services, Inc.	20,140	1,857,512
Kansas City Southern	23,490	2,987,458
Norfolk Southern Corp.	61,700	9,008,200
Old Dominion Freight Line, Inc.	22,703	2,979,930
Union Pacific Corp.	164,200	23,158,768

		50,529,338

Trading Companies & Distributors (0.2%)
Fastenal Co.	135,632	4,238,500
United Rentals, Inc.*	17,750	1,826,475
WW Grainger, Inc.	10,350	2,571,975

		8,636,950

Total Industrials		415,865,256

Information Technology (25.1%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	12,856	2,603,983
Cisco Systems, Inc.	1,003,350	39,441,688
F5 Networks, Inc.*	14,350	1,530,141
Juniper Networks, Inc.	79,090	1,513,783
Motorola Solutions, Inc.	40,524	5,386,450

		50,476,045

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	70,132	5,111,220
CDW Corp.	33,971	3,168,475
Corning, Inc.	181,842	3,735,035
FLIR Systems, Inc.	31,707	1,011,136
IPG Photonics Corp.*	8,379	924,036
Keysight Technologies, Inc.*	44,301	3,707,108
TE Connectivity Ltd.	79,020	4,976,680
Zebra Technologies Corp., Class A*	12,775	2,345,490

		24,979,180

IT Services (5.5%)
Accenture plc, Class A	150,200	24,521,652
Akamai Technologies, Inc.*	38,198	3,494,735
Alliance Data Systems Corp.	9,700	326,405
Automatic Data Processing, Inc.	102,360	13,990,565
Broadridge Financial Solutions, Inc.	27,081	2,568,091
Cognizant Technology Solutions Corp., Class A	129,450	6,015,542
DXC Technology Co.	60,541	790,060
Fidelity National Information Services, Inc.	145,381	17,684,145
Fiserv, Inc.*	135,063	12,829,634
FleetCor Technologies, Inc.*	20,573	3,837,687
Gartner, Inc.*	21,107	2,101,624
Global Payments, Inc.	71,088	10,253,022
International Business Machines Corp.	209,497	23,239,502
Jack Henry & Associates, Inc.	18,162	2,819,469
Leidos Holdings, Inc.	31,446	2,882,026
Mastercard, Inc., Class A	210,000	50,727,600
Paychex, Inc.	75,285	4,736,932
PayPal Holdings, Inc.*	277,700	26,586,998
VeriSign, Inc.*	24,450	4,403,201
Visa, Inc., Class A	404,922	65,241,033
Western Union Co. (The)	99,079	1,796,302

		280,846,225

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	276,612	12,580,314
Analog Devices, Inc.	87,112	7,809,591
Applied Materials, Inc.	218,400	10,007,088
Broadcom, Inc.	93,890	22,261,319
Intel Corp.	1,028,830	55,680,279
KLA Corp.	37,300	5,361,502
Lam Research Corp.	34,338	8,241,120
Maxim Integrated Products, Inc.	63,932	3,107,734
Microchip Technology, Inc.(x)	56,486	3,829,751
Micron Technology, Inc.*	261,800	11,011,308
NVIDIA Corp.	144,750	38,156,100
Qorvo, Inc.*	27,425	2,211,278
QUALCOMM, Inc.	269,997	18,265,297
Skyworks Solutions, Inc.	40,247	3,597,277
Texas Instruments, Inc.	221,031	22,087,628
Xilinx, Inc.	59,450	4,633,533

		228,841,119

Software (8.5%)
Adobe, Inc.*	114,480	36,432,115
ANSYS, Inc.*	20,228	4,702,403
Autodesk, Inc.*	52,080	8,129,688
Cadence Design Systems, Inc.*	66,335	4,380,764
Citrix Systems, Inc.	28,950	4,097,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	33,596	$3,398,907
Intuit, Inc.	61,600	14,168,000
Microsoft Corp.	1,804,366	284,566,562
NortonLifeLock, Inc.	135,600	2,537,076
Oracle Corp.	512,337	24,761,247
Paycom Software, Inc.*	11,618	2,346,952
salesforce.com, Inc.*	209,816	30,209,308
ServiceNow, Inc.*	44,635	12,791,498
Synopsys, Inc.*	35,570	4,581,060

		437,103,453

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	987,865	251,204,191
Hewlett Packard Enterprise Co.	306,019	2,971,444
HP, Inc.	350,419	6,083,274
NetApp, Inc.	53,880	2,246,257
Seagate Technology plc	54,590	2,663,992
Western Digital Corp.	70,342	2,927,634
Xerox Holdings Corp.	43,954	832,489

		268,929,281

Total Information Technology		1,291,175,303

Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	52,150	10,409,661
Albemarle Corp.(x)	25,084	1,413,985
Celanese Corp.	28,530	2,093,817
CF Industries Holdings, Inc.	51,375	1,397,400
Corteva, Inc.	176,951	4,158,349
Dow, Inc.	175,351	5,127,263
DuPont de Nemours, Inc.	175,150	5,972,615
Eastman Chemical Co.	32,150	1,497,547
Ecolab, Inc.	59,341	9,247,108
FMC Corp.	30,660	2,504,615
International Flavors & Fragrances, Inc.(x)	25,250	2,577,520
Linde plc	127,049	21,979,477
LyondellBasell Industries NV, Class A	60,627	3,008,918
Mosaic Co. (The)	82,610	893,840
PPG Industries, Inc.	55,900	4,673,240
Sherwin-Williams Co. (The)	19,500	8,960,640

		85,915,995

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,823	2,804,956
Vulcan Materials Co.	31,250	3,377,188

		6,182,144

Containers & Packaging (0.3%)
Amcor plc	383,126	3,110,983
Avery Dennison Corp.	19,700	2,006,839
Ball Corp.	77,300	4,998,218
International Paper Co.	92,735	2,886,841
Packaging Corp. of America	22,321	1,938,132
Sealed Air Corp.	36,534	902,755
Westrock Co.	60,956	1,722,617

		17,566,385

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	343,088	2,315,844
Newmont Corp.	193,872	8,778,524
Nucor Corp.	71,700	2,582,634

		13,677,002

Total Materials		123,341,526

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	29,010	3,976,111
American Tower Corp. (REIT)	104,742	22,807,570
Apartment Investment & Management Co. (REIT), Class A	35,150	1,235,522
AvalonBay Communities, Inc. (REIT)	33,014	4,858,670
Boston Properties, Inc. (REIT)	34,030	3,138,587
Crown Castle International Corp. (REIT)	98,360	14,203,184
Digital Realty Trust, Inc. (REIT)	62,723	8,712,852
Duke Realty Corp. (REIT)	86,905	2,813,984
Equinix, Inc. (REIT)	20,195	12,613,191
Equity Residential (REIT)	82,480	5,089,841
Essex Property Trust, Inc. (REIT)	15,657	3,448,298
Extra Space Storage, Inc. (REIT)	30,593	2,929,586
Federal Realty Investment Trust (REIT)	16,631	1,240,839
Healthpeak Properties, Inc. (REIT)	117,058	2,791,833
Host Hotels & Resorts, Inc. (REIT)	169,589	1,872,263
Iron Mountain, Inc. (REIT)	67,884	1,615,639
Kimco Realty Corp. (REIT)	99,830	965,356
Mid-America Apartment Communities, Inc. (REIT)	26,992	2,780,986
Prologis, Inc. (REIT)	174,525	14,026,574
Public Storage (REIT)	35,510	7,052,641
Realty Income Corp. (REIT)	77,031	3,840,766
Regency Centers Corp. (REIT)	39,550	1,519,907
SBA Communications Corp. (REIT)	26,702	7,208,739
Simon Property Group, Inc. (REIT)	72,525	3,978,721
SL Green Realty Corp. (REIT)	19,240	829,244
UDR, Inc. (REIT)	69,274	2,531,272
Ventas, Inc. (REIT)	88,066	2,360,169
Vornado Realty Trust (REIT)	37,405	1,354,435
Welltower, Inc. (REIT)	95,933	4,391,813
Weyerhaeuser Co. (REIT)	176,141	2,985,590

		149,174,183

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	79,130	2,983,992

Total Real Estate		152,158,175

Utilities (3.5%)
Electric Utilities (2.2%)
Alliant Energy Corp.	56,792	2,742,486
American Electric Power Co., Inc.	116,780	9,340,064
Duke Energy Corp.	172,400	13,943,712
Edison International	84,750	4,643,452
Entergy Corp.	47,100	4,425,987
Evergy, Inc.	53,815	2,962,516
Eversource Energy	76,494	5,982,596
Exelon Corp.	229,920	8,463,355
FirstEnergy Corp.	127,732	5,118,221
NextEra Energy, Inc.	115,650	27,827,703
NRG Energy, Inc.	59,468	1,621,098
Pinnacle West Capital Corp.	26,550	2,012,224
PPL Corp.	170,938	4,218,750
Southern Co. (The)	247,950	13,424,013
Xcel Energy, Inc.	123,995	7,476,899

		114,203,076

Gas Utilities (0.1%)
Atmos Energy Corp.	28,223	2,800,568

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	156,950	2,134,520

Multi-Utilities (1.1%)
Ameren Corp.	58,100	4,231,423
CenterPoint Energy, Inc.	118,700	1,833,915
CMS Energy Corp.	67,100	3,942,125
Consolidated Edison, Inc.	78,550	6,126,900
Dominion Energy, Inc.	194,599	14,048,102
DTE Energy Co.	45,450	4,316,387
NiSource, Inc.	88,259	2,203,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	119,550	$5,368,990
Sempra Energy	66,622	7,527,620
WEC Energy Group, Inc.	74,582	6,572,912

		56,172,201

Water Utilities (0.1%)
American Water Works Co., Inc.	42,731	5,108,918

Total Utilities		180,419,283

Total Common Stocks (98.6%) (Cost $2,466,116,999)		5,067,779,061

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,591,904, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,643,742.(xx)	2,591,904	2,591,904

Total Repurchase Agreements		2,991,904

Total Short-Term Investments (0.1%) (Cost $2,991,904)		2,991,904

Total Investments in Securities (98.7%) (Cost $2,469,108,903)		5,070,770,965
Other Assets Less Liabilities (1.3%)		67,673,914

Net Assets (100%)		$5,138,444,879

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,998,890.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $9,922,007. This was collateralized by $6,541,742 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $2,991,904 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	452	6/2020	USD	58,075,220	(941,394)

					(941,394)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$544,421,627	$—	$—	$544,421,627
Consumer Discretionary	496,696,563	—	—	496,696,563
Consumer Staples	394,792,409	—	—	394,792,409
Energy	134,103,728	—	—	134,103,728
Financials	554,503,109	—	—	554,503,109
Health Care	780,302,082	—	—	780,302,082
Industrials	415,865,256	—	—	415,865,256
Information Technology	1,291,175,303	—	—	1,291,175,303
Materials	123,341,526	—	—	123,341,526
Real Estate	152,158,175	—	—	152,158,175
Utilities	180,419,283	—	—	180,419,283
Short-Term Investments
Repurchase Agreements	—	2,991,904	—	2,991,904

Total Assets	$5,067,779,061	$2,991,904	$—	$5,070,770,965

Liabilities:
Futures	$(941,394)	$—	$—	$(941,394)

Total Liabilities	$(941,394)	$—	$—	$(941,394)

Total	$5,066,837,667	$2,991,904	$—	$5,069,829,571

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,951,625,359
Aggregate gross unrealized depreciation	(368,419,194)

Net unrealized appreciation	$2,583,206,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,486,623,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	67,164	$1,957,831
Verizon Communications, Inc.	38,480	2,067,530
Vonage Holdings Corp.*	26,600	192,318

		4,217,679

Entertainment (2.4%)
Activision Blizzard, Inc.*	81,727	4,861,122
Electronic Arts, Inc.*	11,647	1,166,680
Liberty Media Corp.-Liberty Formula One, Class C*	2,500	68,075
Netflix, Inc.*	13,445	5,048,597
Walt Disney Co. (The)	40,196	3,882,934
World Wrestling Entertainment, Inc., Class A(x)	4,396	149,156

		15,176,564

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	3,027	3,517,222
Alphabet, Inc., Class C*	13,107	15,240,951
ANGI Homeservices, Inc., Class A(x)*	73,803	387,466
Eventbrite, Inc., Class A*	5,800	42,340
Facebook, Inc., Class A*	98,784	16,477,171
Wise Talent Information Technology Co. Ltd.(m)*	194,465	388,398

		36,053,548

Media (0.4%)
Altice USA, Inc., Class A*	44,020	981,206
Comcast Corp., Class A	26,567	913,374
Interpublic Group of Cos., Inc. (The)	9,854	159,536
ViacomCBS, Inc.	20,734	290,483

		2,344,599

Wireless Telecommunication Services (0.9%)
Boingo Wireless, Inc.*	65,884	699,029
T-Mobile US, Inc.*	60,510	5,076,789

		5,775,818

Total Communication Services		63,568,208

Consumer Discretionary (10.3%)
Auto Components (0.2%)
Aptiv plc	26,400	1,299,936

Automobiles (0.2%)
Tesla, Inc.*	2,200	1,152,800

Diversified Consumer Services (0.1%)
Afya Ltd., Class A*	30,180	575,231

Hotels, Restaurants & Leisure (1.4%)
Las Vegas Sands Corp.	38,500	1,635,095
McDonald’s Corp.	41,100	6,795,885
Starbucks Corp.	4,100	269,534

		8,700,514

Household Durables (0.2%)
Lennar Corp., Class A	41,900	1,600,580

Internet & Direct Marketing Retail (4.6%)
Alibaba Group Holding Ltd. (ADR)*	11,800	2,294,864
Amazon.com, Inc.*	11,870	23,143,176
Booking Holdings, Inc.*	2,600	3,497,832
Grubhub, Inc.*	6,018	245,113
Ocado Group plc*	19,100	288,413
Wayfair, Inc., Class A(x)*	500	26,720

		29,496,118

Multiline Retail (0.3%)
Dollar Tree, Inc.*	30,700	2,255,529

Specialty Retail (2.3%)
Burlington Stores, Inc.*	10,800	1,711,368
Home Depot, Inc. (The)	39,200	7,319,032
TJX Cos., Inc. (The)	72,000	3,442,320
Ulta Beauty, Inc.*	11,500	2,020,550

		14,493,270

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	16,500	1,151,205
LVMH Moet Hennessy Louis Vuitton SE	1,900	705,271
NIKE, Inc., Class B	54,400	4,501,056

		6,357,532

Total Consumer Discretionary		65,931,510

Consumer Staples (7.3%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	1,200	441,072
Coca-Cola Co. (The)	73,900	3,270,075
Keurig Dr Pepper, Inc.(x)	33,300	808,191
Monster Beverage Corp.*	26,100	1,468,386
PepsiCo, Inc.	54,200	6,509,420
Pernod Ricard SA	5,500	782,314

		13,279,458

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	17,500	4,989,775
Kroger Co. (The)	58,200	1,752,984
Performance Food Group Co.*	7,100	175,512
Sysco Corp.	4,900	223,587
Walmart, Inc.	52,100	5,919,602

		13,061,460

Food Products (0.8%)
Freshpet, Inc.*	6,900	440,703
Lamb Weston Holdings, Inc.	7,200	411,120
Mondelez International, Inc., Class A	67,600	3,385,408
Tyson Foods, Inc., Class A	10,700	619,209

		4,856,440

Household Products (1.7%)
Church & Dwight Co., Inc.	11,600	744,488
Energizer Holdings, Inc.(x)	12,900	390,225
Procter & Gamble Co. (The)	86,000	9,460,000
Reckitt Benckiser Group plc	4,600	353,039

		10,947,752

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	8,700	1,386,258

Tobacco (0.5%)
Altria Group, Inc.	83,300	3,221,211

Total Consumer Staples		46,752,579

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	28,200	296,100
NCS Multistage Holdings, Inc.(x)*	42,800	27,392
Oceaneering International, Inc.*	35,600	104,664
SBM Offshore NV	21,000	277,202
Subsea 7 SA(x)	59,600	283,493
TechnipFMC plc	9,100	61,334

		1,050,185

Oil, Gas & Consumable Fuels (2.5%)
Africa Oil Corp.(x)*	127,300	77,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Apache Corp.	31,200	$130,416
Canadian Natural Resources Ltd.	30,200	413,096
Cheniere Energy, Inc.*	7,100	237,850
Chevron Corp.	28,200	2,043,372
Concho Resources, Inc.	3,800	162,830
Enbridge, Inc.	9,300	270,537
Equinor ASA (ADR)(x)	70,100	853,818
Exxon Mobil Corp.	166,200	6,310,614
Galp Energia SGPS SA	43,200	493,226
Gibson Energy, Inc.(x)	7,900	91,221
Hess Corp.	37,300	1,242,090
Koninklijke Vopak NV	1,200	62,571
Lundin Petroleum AB	8,300	158,936
Marathon Petroleum Corp.	2,100	49,602
MEG Energy Corp.(x)*	177,000	210,041
Murphy Oil Corp.(x)	11,900	72,947
Phillips 66	17,955	963,286
Pioneer Natural Resources Co.	4,700	329,705
TOTAL SA (ADR)	34,500	1,284,780
Valero Energy Corp.	16,800	762,048
Williams Cos., Inc. (The)	5,500	77,825

		16,298,604

Total Energy		17,348,789

Financials (10.3%)
Banks (3.9%)
Bank of America Corp.	319,800	6,789,354
Citigroup, Inc.	128,300	5,403,996
Comerica, Inc.	30,100	883,134
Eurobank Ergasias Services and Holdings SA*	891,800	392,447
First Horizon National Corp.	142,300	1,146,938
Huntington Bancshares, Inc.	92,300	757,783
KeyCorp	99,300	1,029,741
M&T Bank Corp.	11,000	1,137,730
Signature Bank	7,200	578,808
Societe Generale SA	13,800	232,149
Synovus Financial Corp.	17,700	310,812
Truist Financial Corp.	65,154	2,009,349
Wells Fargo & Co.	140,700	4,038,090

		24,710,331

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)	112,600	3,792,368
BlackRock, Inc.	4,700	2,067,859
Cboe Global Markets, Inc.	28,500	2,543,625
Intercontinental Exchange, Inc.	24,900	2,010,675
Invesco Ltd.	41,200	374,096
Morgan Stanley	66,600	2,264,400
Virtu Financial, Inc., Class A	76,200	1,586,484

		14,639,507

Consumer Finance (1.8%)
360 Finance, Inc. (ADR)*	20,900	167,200
Ally Financial, Inc.	61,100	881,673
American Express Co.	14,100	1,207,101
Capital One Financial Corp.	127,800	6,443,676
OneMain Holdings, Inc.	103,688	1,982,515
SLM Corp.	144,200	1,036,798

		11,718,963

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class A*	4	1,088,000

Insurance (2.1%)
American International Group, Inc.	54,300	1,316,775
Fairfax Financial Holdings Ltd.	1,400	429,192
Hartford Financial Services Group, Inc. (The)	44,600	1,571,704
Marsh & McLennan Cos., Inc.	35,337	3,055,237
MetLife, Inc.	37,400	1,143,318
Travelers Cos., Inc. (The)	45,100	4,480,685
Willis Towers Watson plc	9,200	1,562,620

		13,559,531

Total Financials		65,716,332

Health Care (15.5%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	22,547	2,024,495
Amgen, Inc.	34,996	7,094,739
Argenx SE (ADR)*	900	118,557
Biogen, Inc.*	5,300	1,676,814
Global Blood Therapeutics, Inc.*	22,387	1,143,752
PTC Therapeutics, Inc.*	13,200	588,852
Regeneron Pharmaceuticals, Inc.*	7,000	3,418,030
Vertex Pharmaceuticals, Inc.*	21,191	5,042,399

		21,107,638

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	60,937	4,808,539
Becton Dickinson and Co.	11,158	2,563,773
Boston Scientific Corp.*	127,100	4,147,273
Danaher Corp.	1,732	239,726
DexCom, Inc.*	3,700	996,299
Haemonetics Corp.*	11,800	1,175,988
Intuitive Surgical, Inc.*	7,600	3,763,596
Masimo Corp.*	3,100	549,072
Stryker Corp.	8,900	1,481,761

		19,726,027

Health Care Providers & Services (3.7%)
AmerisourceBergen Corp.	15,900	1,407,150
Cigna Corp.	25,500	4,518,090
HCA Healthcare, Inc.	14,131	1,269,670
Humana, Inc.	16,000	5,024,320
UnitedHealth Group, Inc.	46,500	11,596,170

		23,815,400

Health Care Technology (0.0%)
Change Healthcare, Inc.(x)*	18,400	183,816

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.	13,520	3,834,272

Pharmaceuticals (4.8%)
AstraZeneca plc (ADR)	113,200	5,055,512
Bristol-Myers Squibb Co.	135,566	7,556,449
Eli Lilly & Co.	52,800	7,324,416
Horizon Therapeutics plc*	53,600	1,587,632
Roche Holding AG	19,718	6,410,598
Zoetis, Inc.	20,415	2,402,642

		30,337,249

Total Health Care		99,004,402

Industrials (10.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	15,300	2,281,842
General Dynamics Corp.	8,323	1,101,216

		3,383,058

Air Freight & Logistics (0.6%)
FedEx Corp.	32,700	3,965,202

Construction & Engineering (1.0%)
AECOM*	184,000	5,492,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	62,643	$950,921

		6,443,321

Electrical Equipment (1.0%)
Sensata Technologies Holding plc*	162,900	4,712,697
Vivint Solar, Inc.(x)*	328,460	1,435,370

		6,148,067

Industrial Conglomerates (1.4%)
3M Co.	4,900	668,899
General Electric Co.	1,040,479	8,261,403

		8,930,302

Machinery (0.9%)
Allison Transmission Holdings, Inc.	104,700	3,414,267
Caterpillar, Inc.	6,300	731,052
Colfax Corp.*	53,040	1,050,192
Fortive Corp.	9,500	524,305

		5,719,816

Marine (0.4%)
AP Moller - Maersk A/S, Class B	2,768	2,483,096

Professional Services (0.8%)
Nielsen Holdings plc	394,281	4,944,284

Road & Rail (2.9%)
CSX Corp.	4,500	257,850
Lyft, Inc., Class A*	63,101	1,694,262
Norfolk Southern Corp.	33,100	4,832,600
Uber Technologies, Inc.*	397,186	11,089,433
Union Pacific Corp.	6,200	874,448

		18,748,593

Trading Companies & Distributors (0.5%)
HD Supply Holdings, Inc.*	108,572	3,086,702

Total Industrials		63,852,441

Information Technology (23.1%)
Communications Equipment (0.1%)
CommScope Holding Co., Inc.*	26,600	242,326
Lumentum Holdings, Inc.*	700	51,590
Telefonaktiebolaget LM Ericsson (ADR)(x)*	55,400	448,186

		742,102

Electronic Equipment, Instruments & Components (1.3%)
Flex Ltd.*	312,013	2,613,109
II-VI, Inc.*	65,000	1,852,500
Insight Enterprises, Inc.*	4,100	172,733
Jabil, Inc.	147,100	3,615,718

		8,254,060

IT Services (2.4%)
Alliance Data Systems Corp.	7,500	252,375
DXC Technology Co.	21,500	280,575
Fidelity National Information Services, Inc.	32,600	3,965,464
Genpact Ltd.	59,800	1,746,160
Global Payments, Inc.	11,000	1,586,530
GoDaddy, Inc., Class A*	40,100	2,290,111
PayPal Holdings, Inc.*	26,000	2,489,240
Twilio, Inc., Class A*	29,800	2,666,802

		15,277,257

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	21,800	991,464
Applied Materials, Inc.	34,000	1,557,880
Lam Research Corp.	2,200	528,000
Marvell Technology Group Ltd.	110,400	2,498,352
Micron Technology, Inc.*	137,400	5,779,044
NVIDIA Corp.	18,600	4,902,960
NXP Semiconductors NV	41,500	3,441,595
ON Semiconductor Corp.*	48,530	603,713
QUALCOMM, Inc.	31,200	2,110,680
Sanken Electric Co. Ltd.(x)	10,200	198,180
Skyworks Solutions, Inc.	2,800	250,264
STMicroelectronics NV	26,600	578,914
Xilinx, Inc.	1,483	115,585

		23,556,631

Software (10.1%)
Adobe, Inc.*	12,800	4,073,472
Autodesk, Inc.*	18,100	2,825,410
Avaya Holdings Corp.*	7,400	59,866
Citrix Systems, Inc.	15,400	2,179,870
Cloudflare, Inc., Class A(x)*	17,100	401,508
Elastic NV*	26,400	1,473,384
HubSpot, Inc.*	3,300	439,527
LivePerson, Inc.*	69,700	1,585,675
Microsoft Corp.	234,500	36,982,995
NortonLifeLock, Inc.	86,100	1,610,931
Nutanix, Inc., Class A*	3,500	55,300
Oracle Corp.	67,100	3,242,943
PTC, Inc.*	2,600	159,146
RingCentral, Inc., Class A*	900	190,719
salesforce.com, Inc.*	27,300	3,930,654
SS&C Technologies Holdings, Inc.	. 11,700	512,694
Talend SA (ADR)(x)*	1,300	29,159
Workday, Inc., Class A*	6,100	794,342
Workiva, Inc.*	6,900	223,077
Yext, Inc.(x)*	38,800	395,372
Zendesk, Inc.*	49,000	3,136,490

		64,302,534

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	129,300	32,879,697
HP, Inc.	64,000	1,111,040
Western Digital Corp.	21,100	878,182
Xerox Holdings Corp.	13,500	255,690

		35,124,609

Total Information Technology		147,257,193

Materials (2.5%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	7,232	1,443,579
Albemarle Corp.(x)	6,200	349,494
Amyris, Inc.(x)*	332,500	851,200
Ecolab, Inc.	7,767	1,210,332
FMC Corp.	7,900	645,351
Innospec, Inc.	8,300	576,767
Linde plc	11,628	2,011,644
Livent Corp.*	163,874	860,338
Sherwin-Williams Co. (The)	1,407	646,545
Tronox Holdings plc, Class A	49,361	245,818

		8,841,068

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	2,443	462,289
Summit Materials, Inc., Class A*	35,009	525,135
Vulcan Materials Co.	5,400	583,578

		1,571,002

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	19,159	1,111,988

Metals & Mining (0.6%)
Commercial Metals Co.	29,700	468,963
First Quantum Minerals Ltd.	87,800	448,577
Freeport-McMoRan, Inc.	74,854	505,264
Kaiser Aluminum Corp.	5,812	402,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	39,752	$1,799,971
Reliance Steel & Aluminum Co.	5,537	484,986

		4,110,416

Total Materials		15,634,474

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	9,500	1,302,070
American Homes 4 Rent (REIT), Class A	15,900	368,880
American Tower Corp. (REIT)	17,200	3,745,300
Corporate Office Properties Trust (REIT)	50,300	1,113,139
CubeSmart LP (REIT)	23,800	637,602
Digital Realty Trust, Inc. (REIT)	21,100	2,931,001
Equinix, Inc. (REIT)	3,800	2,373,366
Equity LifeStyle Properties, Inc. (REIT)	6,300	362,124
Lexington Realty Trust (REIT)	16,600	164,838
Omega Healthcare Investors, Inc. (REIT)	4,400	116,776
PotlatchDeltic Corp. (REIT)	16,100	505,379
Prologis, Inc. (REIT)	32,800	2,636,136
VICI Properties, Inc. (REIT)	47,500	790,400
Welltower, Inc. (REIT)	17,100	782,838
Weyerhaeuser Co. (REIT)	90,400	1,532,280

		19,362,129

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc*	87,200	1,023,728

Total Real Estate		20,385,857

Utilities (3.5%)
Electric Utilities (2.5%)
Edison International	35,200	1,928,608
Entergy Corp.	17,300	1,625,681
Evergy, Inc.	21,800	1,200,090
Exelon Corp.	81,300	2,992,653
FirstEnergy Corp.	31,800	1,274,226
NextEra Energy, Inc.	19,000	4,571,780
NRG Energy, Inc.	11,500	313,490
Southern Co. (The)	28,100	1,521,334

		15,427,862

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	8,700	118,320

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.	12,400	191,580
Dominion Energy, Inc.	49,087	3,543,590
Sempra Energy	24,300	2,745,657

		6,480,827

Total Utilities		22,027,009

Total Common Stocks (98.4%) (Cost $671,189,692)		627,478,794

EXCHANGE TRADED FUND (ETF):
Equity (0.5%)
iShares Core S&P 500 ETF	11,600	2,997,440

Total Exchange Traded Fund (0.5%) (Cost $3,282,377)		2,997,440

MASTER LIMITED PARTNERSHIPS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Shell Midstream Partners LP	16,200	161,676

Total Energy		161,676

Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc.	9,100	304,850

Total Financials		304,850

Total Master Limited Partnerships (0.1%) (Cost $644,428)		466,526

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,064,513, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,085,804.(xx)	1,064,513	1,064,513
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $1,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,164,513

Total Short-Term Investments (0.3%) (Cost $2,164,513)		2,164,513

Total Investments in Securities (99.3%) (Cost $677,281,010)		633,107,273
Other Assets Less Liabilities (0.7%)		4,729,112

Net Assets (100%)		$637,836,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $388,398 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $6,373,900. This was collateralized by $4,513,916 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $2,164,513 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,179,810	$388,398	$—	$63,568,208
Consumer Discretionary	64,937,826	993,684	—	65,931,510
Consumer Staples	45,617,226	1,135,353	—	46,752,579
Energy	16,073,361	1,275,428	—	17,348,789
Financials	65,091,736	624,596	—	65,716,332
Health Care	92,593,804	6,410,598	—	99,004,402
Industrials	61,369,345	2,483,096	—	63,852,441
Information Technology	146,480,099	777,094	—	147,257,193
Materials	15,634,474	—	—	15,634,474
Real Estate	20,385,857	—	—	20,385,857
Utilities	22,027,009	—	—	22,027,009
Exchange Traded Funds	2,997,440	—	—	2,997,440
Master Limited Partnerships
Energy	161,676	—	—	161,676
Financials	304,850	—	—	304,850
Short-Term Investments
Repurchase Agreements	—	2,164,513	—	2,164,513

Total Assets	$616,854,513	$16,252,760	$—	$633,107,273

Total Liabilities	$—	$—	$—	$—

Total	$616,854,513	$16,252,760	$—	$633,107,273

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,680,748
Aggregate gross unrealized depreciation	(85,998,219)

Net unrealized depreciation	$(45,317,471)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$678,424,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (20.8%)
iShares Core MSCI EAFE ETF	53,706	$2,679,393
iShares Core S&P Mid-Cap ETF	18,662	2,684,715
iShares Russell 2000 ETF	23,631	2,704,804

Total Equity		8,068,912

Fixed Income (38.5%)
Vanguard Intermediate-Term Corporate Bond ETF	171,054	14,897,093

Total Exchange Traded Funds (59.3%) (Cost $25,825,119)		22,966,005

SHORT-TERM INVESTMENT:
Investment Company (35.2%)
JPMorgan Prime Money Market Fund, IM Shares	13,660,242	13,661,607

Total Short-Term Investment (35.2%) (Cost $13,662,571)		13,661,607

Total Investments in Securities (94.5%) (Cost $39,487,690)		36,627,612
Other Assets Less Liabilities (5.5%)		2,135,196

Net Assets (100%)		$38,762,808

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(59)	6/2020	USD	(7,580,615)	(153,956)

					(153,956)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$22,966,005	$—	$—	$22,966,005
Short-Term Investment
Investment Company	13,661,607	—	—	13,661,607

Total Assets	$36,627,612	$—	$—	$36,627,612

Liabilities:
Futures	$(153,956)	$—	$—	$(153,956)

Total Liabilities	$(153,956)	$—	$—	$(153,956)

Total	$36,473,656	$—	$—	$36,473,656

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,044,570)

Net unrealized depreciation	$(3,044,570)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,518,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$94,363	$82,093

Total Asset-Backed Security		82,093

Corporate Bonds (23.4%)
Communication Services (2.8%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
3.000%, 2/15/22	100,000	100,383
3.800%, 3/15/22(x)	100,000	101,957
3.000%, 6/30/22	75,000	75,434
4.450%, 4/1/24	150,000	159,795
3.950%, 1/15/25	100,000	105,733
3.400%, 5/15/25	250,000	259,142
4.350%, 3/1/29	150,000	160,258
CCO Holdings LLC
5.500%, 5/1/26§	900,000	913,500
Telefonica Emisiones SA
4.570%, 4/27/23	150,000	155,075
Verizon Communications, Inc.
2.450%, 11/1/22	200,000	202,749
3.376%, 2/15/25	249,000	265,791
4.125%, 3/16/27	250,000	301,885

		2,801,702

Entertainment (0.3%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26	600,000	249,000
Netflix, Inc.
4.375%, 11/15/26	1,000,000	1,013,750
4.875%, 4/15/28	1,500,000	1,526,040
Walt Disney Co. (The)
3.000%, 9/15/22	150,000	154,359
2.000%, 9/1/29	50,000	48,599

		2,991,748

Media (1.1%)
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	105,833
4.200%, 3/15/28	150,000	152,355
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	29,433
Comcast Corp.
3.375%, 8/15/25	100,000	106,169
3.300%, 2/1/27	150,000	157,904
4.150%, 10/15/28	150,000	168,430
Discovery Communications LLC
2.950%, 3/20/23	250,000	250,793
3.900%, 11/15/24	150,000	149,040
DISH DBS Corp.
5.000%, 3/15/23	5,600,000	5,351,080
Fox Corp.
4.709%, 1/25/29§	50,000	54,489
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24	150,000	149,203
Omnicom Group, Inc.
3.600%, 4/15/26	150,000	148,468
Time Warner Cable LLC
4.000%, 9/1/21	100,000	99,831
Univision Communications, Inc.
5.125%, 5/15/23§	3,500,000	3,023,125
ViacomCBS, Inc.
3.375%, 3/1/22	200,000	199,067
4.250%, 9/1/23	100,000	101,683
WPP Finance 2010
3.750%, 9/19/24	100,000	100,645

		10,347,548

Wireless Telecommunication Services (1.1%)
Sprint Communications, Inc.
7.000%, 8/15/20	1,000,000	1,002,500
11.500%, 11/15/21	2,500,000	2,753,125
6.000%, 11/15/22	2,500,000	2,590,625
Sprint Corp.
7.875%, 9/15/23	1,200,000	1,320,000
7.625%, 3/1/26	1,000,000	1,130,550
Sprint Spectrum Co. LLC
5.152%, 3/20/28§	1,500,000	1,597,500
Vodafone Group plc
4.375%, 5/30/28	250,000	264,270

		10,658,570

Total Communication Services		26,799,568

Consumer Discretionary (1.3%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	75,000	73,637
Lear Corp.
4.250%, 5/15/29	50,000	44,275

		117,912

Automobiles (0.4%)
Ford Motor Co.
4.346%, 12/8/26	2,150,000	1,677,602
General Motors Co.
5.150%, 4/1/38	2,000,000	1,493,200

		3,170,802

Hotels, Restaurants & Leisure (0.4%)
Golden Nugget, Inc.
6.750%, 10/15/24§	300,000	189,000
Las Vegas Sands Corp.
3.900%, 8/8/29	50,000	42,933
Marriott International, Inc.
Series N
3.125%, 10/15/21(x)	250,000	244,418
McDonald’s Corp.
3.625%, 5/20/21	150,000	152,593
3.700%, 1/30/26(x)	200,000	209,804
Sands China Ltd.
5.125%, 8/8/25	200,000	199,664
Starbucks Corp.
4.000%, 11/15/28	100,000	106,294
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	1,860,000
5.250%, 5/15/27§	1,000,000	901,250

		3,905,956

Household Durables (0.3%)
Leggett & Platt, Inc.
4.400%, 3/15/29	50,000	51,857
Shea Homes LP
5.875%, 4/1/23§	3,000,000	3,030,000

		3,081,857

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24	200,000	209,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Amazon.com, Inc.
3.300%, 12/5/21	$150,000	$154,996
2.800%, 8/22/24	300,000	317,697
Booking Holdings, Inc.
2.750%, 3/15/23	250,000	238,318
eBay, Inc.
2.600%, 7/15/22	100,000	100,234
Expedia Group, Inc.
3.250%, 2/15/30	75,000	62,894
QVC, Inc.
4.850%, 4/1/24	50,000	41,437

		1,125,446

Leisure Products (0.0%)
Hasbro, Inc.
3.900%, 11/19/29	50,000	44,671

Multiline Retail (0.0%)
Dollar Tree, Inc.
4.200%, 5/15/28	100,000	101,718
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	84,000	60,131

		161,849

Specialty Retail (0.1%)
Home Depot, Inc. (The)
2.625%, 6/1/22	115,000	116,742
2.125%, 9/15/26	50,000	50,018
2.800%, 9/14/27	150,000	154,837
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	93,970
3.100%, 5/3/27	200,000	199,593

		615,160

Total Consumer Discretionary		12,223,653

Consumer Staples (1.1%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26	175,000	182,579
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	180,000	183,826
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	164,367
Coca-Cola Co. (The)
3.200%, 11/1/23	100,000	107,992
2.125%, 9/6/29	100,000	100,737
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	146,904
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	109,196
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	94,708
PepsiCo, Inc.
2.750%, 3/5/22	150,000	152,824
3.600%, 3/1/24	250,000	266,077

		1,509,210

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	84,911
Kroger Co. (The)
2.950%, 11/1/21	150,000	151,083
Sysco Corp.
2.500%, 7/15/21	25,000	24,227
3.250%, 7/15/27	150,000	137,263
Walgreen Co.
3.100%, 9/15/22	150,000	149,005
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	200,000	203,223
Walmart, Inc.
3.300%, 4/22/24	100,000	105,785
3.700%, 6/26/28	350,000	391,964

		1,247,461

Food Products (0.4%)
Campbell Soup Co.
4.150%, 3/15/28	75,000	79,371
Conagra Brands, Inc.
4.850%, 11/1/28	75,000	80,321
General Mills, Inc.
4.200%, 4/17/28	100,000	108,337
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	182,622
Kellogg Co.
3.250%, 4/1/26	150,000	153,311
Kraft Heinz Foods Co.
4.625%, 1/30/29	1,500,000	1,503,023
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	104,315
Post Holdings, Inc.
5.000%, 8/15/26§	1,000,000	1,029,150
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	102,143
Unilever Capital Corp.
2.000%, 7/28/26(x)	150,000	145,149

		3,487,742

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	155,150
3.500%, 12/15/24	100,000	102,604
Procter & Gamble Co. (The)
2.450%, 11/3/26	150,000	158,363

		416,117

Tobacco (0.4%)
Altria Group, Inc.
2.850%, 8/9/22	200,000	201,041
4.000%, 1/31/24	100,000	101,606
4.800%, 2/14/29	75,000	78,028
BAT Capital Corp.
3.222%, 8/15/24	250,000	240,439
3.557%, 8/15/27	3,000,000	2,865,864
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	99,264
3.600%, 11/15/23	50,000	51,499
Reynolds American, Inc.
4.450%, 6/12/25	150,000	150,381

		3,788,122

Total Consumer Staples		10,448,652

Energy (1.9%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	80,578
Halliburton Co.
3.250%, 11/15/21	100,000	96,664
3.800%, 11/15/25	15,000	13,409
National Oilwell Varco, Inc.
2.600%, 12/1/22	43,000	40,622
Weatherford International Ltd.
11.000%, 12/1/24§	2,469,000	1,473,684

		1,704,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (1.7%)
Apache Corp.
4.375%, 10/15/28(x)	$50,000	$26,618
Boardwalk Pipelines LP
4.800%, 5/3/29	75,000	59,167
BP Capital Markets America, Inc.
3.224%, 4/14/24	250,000	241,968
4.234%, 11/6/28	150,000	161,552
Calumet Specialty Products Partners LP
7.625%, 1/15/22(x)	2,000,000	1,550,000
11.000%, 4/15/25(x)§	2,000,000	1,430,060
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	50,000	44,625
3.700%, 11/15/29§	50,000	38,625
Chesapeake Energy Corp.
11.500%, 1/1/25§	11,000,000	1,925,000
Chevron Corp.
2.954%, 5/16/26	100,000	105,119
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	200,000	206,500
CNX Resources Corp.
7.250%, 3/14/27§	500,000	352,955
Concho Resources, Inc.
4.300%, 8/15/28	50,000	43,777
ConocoPhillips Holding Co.
6.950%, 4/15/29	50,000	57,450
Diamondback Energy, Inc.
3.500%, 12/1/29	50,000	34,375
Ecopetrol SA
5.375%, 6/26/26	50,000	48,373
Enable Midstream Partners LP
3.900%, 5/15/24(e)	150,000	115,882
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	90,864
Enbridge, Inc.
3.700%, 7/15/27	150,000	145,098
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	142,549
3.600%, 2/1/23	100,000	88,857
5.250%, 4/15/29	100,000	83,165
Enterprise Products Operating LLC
3.350%, 3/15/23	150,000	147,662
4.150%, 10/16/28	150,000	149,005
3.125%, 7/31/29	75,000	69,400
EOG Resources, Inc.
4.150%, 1/15/26	75,000	77,694
Equinor ASA
2.750%, 11/10/21	150,000	150,542
Exxon Mobil Corp.
3.176%, 3/15/24(x)	75,000	78,150
2.019%, 8/16/24	250,000	249,964
2.440%, 8/16/29	50,000	50,364
Hess Corp.
4.300%, 4/1/27	100,000	72,500
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	257,500
8.750%, 6/15/25	3,500,000	1,627,500
Husky Energy, Inc.
4.000%, 4/15/24	50,000	42,145
Kinder Morgan Energy Partners LP
4.300%, 5/1/24	150,000	149,573
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,225,841
4.300%, 3/1/28	50,000	50,344
7.750%, 1/15/32	1,700,000	1,979,982
Marathon Oil Corp.
2.800%, 11/1/22	100,000	82,629
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	50,740
3.625%, 9/15/24	150,000	136,963
MPLX LP
4.500%, 7/15/23	100,000	88,554
4.875%, 6/1/25	100,000	85,560
4.800%, 2/15/29	50,000	43,995
ONEOK, Inc.
4.000%, 7/13/27	100,000	82,616
Petroleos Mexicanos
4.875%, 1/24/22	175,000	150,763
4.250%, 1/15/25	100,000	73,569
4.500%, 1/23/26	150,000	108,893
6.500%, 1/23/29	150,000	107,921
6.840%, 1/23/30§	100,000	72,352
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	88,960
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	229,404
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	131,535
Total Capital International SA
2.700%, 1/25/23	100,000	100,660
3.455%, 2/19/29	50,000	53,160
TransCanada PipeLines Ltd.
4.875%, 1/15/26	120,000	123,036
4.250%, 5/15/28	50,000	50,962
Valero Energy Corp.
4.000%, 4/1/29	150,000	142,426
Williams Cos., Inc. (The)
4.300%, 3/4/24	150,000	132,514
3.750%, 6/15/27	75,000	68,676

		16,576,633

Total Energy		18,281,590

Financials (5.1%)
Banks (3.4%)
Banco Santander SA
3.500%, 4/11/22	200,000	198,279
4.379%, 4/12/28	200,000	201,550
Bank of America Corp.
3.300%, 1/11/23	150,000	155,310
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	483,000	492,646
4.125%, 1/22/24	100,000	106,301
4.000%, 4/1/24	350,000	371,818
4.000%, 1/22/25	250,000	261,046
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	250,000	262,115
3.500%, 4/19/26	200,000	211,882
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	104,998
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	2,179,689
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	150,000	159,482
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,005,000
Series L
4.183%, 11/25/27	250,000	264,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(y)	$300,000	$275,001
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	512,709
Bank of Montreal
2.350%, 9/11/22	150,000	151,665
Bank of Nova Scotia (The)
4.500%, 12/16/25	100,000	104,811
Barclays plc
3.684%, 1/10/23	250,000	251,139
4.375%, 1/12/26	200,000	203,020
BNP Paribas SA
3.250%, 3/3/23	100,000	100,258
4.250%, 10/15/24	200,000	199,872
Citigroup, Inc.
3.875%, 10/25/23	150,000	154,599
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	250,000	257,949
3.300%, 4/27/25	95,000	97,531
3.400%, 5/1/26	200,000	206,831
4.450%, 9/29/27	250,000	261,349
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	155,898
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	100,000	103,580
4.125%, 7/25/28	2,000,000	1,977,026
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	100,000	102,099
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	50,000	53,380
Comerica, Inc.
4.000%, 2/1/29	25,000	24,982
Cooperatieve Rabobank UA
3.875%, 2/8/22	75,000	76,898
4.375%, 8/4/25	250,000	249,248
Discover Bank
3.200%, 8/9/21	250,000	248,334
Fifth Third Bank
3.850%, 3/15/26	200,000	206,488
HSBC Holdings plc
5.100%, 4/5/21	100,000	102,241
4.000%, 3/30/22	100,000	102,501
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	198,775
4.250%, 3/14/24	200,000	201,086
4.300%, 3/8/26	250,000	256,959
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,000,000	3,038,719
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	200,000	210,352
Huntington Bancshares, Inc.
2.625%, 8/6/24	200,000	202,173
ING Groep NV
4.050%, 4/9/29	200,000	205,986
JPMorgan Chase & Co.
2.400%, 6/7/21	150,000	150,648
3.250%, 9/23/22	100,000	103,307
3.200%, 1/25/23	150,000	154,597
3.375%, 5/1/23	250,000	256,368
3.625%, 5/13/24	250,000	266,864
3.125%, 1/23/25	150,000	155,539
(SOFR + 1.59%), 2.005%, 3/13/26(k)	200,000	197,484
2.950%, 10/1/26	250,000	258,432
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	200,000	212,445
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	100,000	109,980
(SOFR + 1.51%), 2.739%, 10/15/30(k)	200,000	201,094
(SOFR + 3.79%), 4.493%, 3/24/31(k)	100,000	115,638
Series I
(ICE LIBOR USD 3 Month + 3.47%), 5.240%, 7/30/20(k)(y)	2,281,000	2,032,078
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	1,840,000
KeyCorp
2.550%, 10/1/29	100,000	90,124
Kreditanstalt fuer Wiederaufbau
1.500%, 6/15/21	500,000	505,760
2.625%, 1/25/22	300,000	311,259
2.375%, 12/29/22(x)	500,000	524,640
2.125%, 1/17/23	250,000	260,793
2.875%, 4/3/28	250,000	286,329
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	256,159
Lloyds Banking Group plc
3.900%, 3/12/24	200,000	204,711
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	197,145
Mitsubishi UFJ Financial Group, Inc.
3.535%, 7/26/21	100,000	100,985
2.801%, 7/18/24	200,000	200,128
3.850%, 3/1/26	200,000	202,321
4.050%, 9/11/28	100,000	109,031
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	258,214
MUFG Americas Holdings Corp.
3.000%, 2/10/25	40,000	35,558
PNC Bank NA
3.250%, 1/22/28‡	250,000	254,425
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	250,000	258,896
Royal Bank of Canada
2.250%, 11/1/24	250,000	250,468
Royal Bank of Scotland Group plc
3.875%, 9/12/23	200,000	205,344
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	200,000	212,334
Santander Holdings USA, Inc.
3.700%, 3/28/22	200,000	197,955
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	250,000	247,361
Sumitomo Mitsui Financial Group, Inc.
3.102%, 1/17/23	250,000	252,921
2.696%, 7/16/24	250,000	250,520
2.724%, 9/27/29	200,000	191,194
Toronto-Dominion Bank (The)
1.800%, 7/13/21(x)	250,000	249,735
Truist Financial Corp.
2.050%, 5/10/21	150,000	149,306
2.200%, 3/16/23	250,000	249,466
US Bancorp
2.950%, 7/15/22	150,000	151,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series V
2.375%, 7/22/26	$150,000	$147,393
US Bank NA
3.150%, 4/26/21	250,000	252,237
Wells Fargo & Co.
3.500%, 3/8/22	100,000	101,910
3.069%, 1/24/23	250,000	253,437
4.125%, 8/15/23	100,000	102,181
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	250,000	245,278
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	250,000	244,085
3.000%, 10/23/26	150,000	152,963
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	250,000	257,928
4.150%, 1/24/29	150,000	161,450
Series M
3.450%, 2/13/23	100,000	103,169
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	846,000
Westpac Banking Corp.
3.300%, 2/26/24	250,000	259,395
2.700%, 8/19/26	100,000	99,461

		32,413,909

Capital Markets (0.7%)
Bank of New York Mellon Corp. (The)
3.550%, 9/23/21	100,000	102,887
2.200%, 8/16/23	250,000	248,820
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	105,130
Credit Suisse AG
3.625%, 9/9/24	250,000	249,831
Deutsche Bank AG
3.375%, 5/12/21(x)	200,000	193,067
3.700%, 5/30/24	250,000	226,998
Goldman Sachs Group, Inc. (The)
5.750%, 1/24/22	250,000	265,622
3.625%, 1/22/23	150,000	154,649
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,716,832
4.250%, 10/21/25	200,000	207,932
3.850%, 1/26/27	100,000	102,388
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	200,000	204,500
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	250,000	266,514
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	104,748
Invesco Finance plc
3.750%, 1/15/26	100,000	106,366
Moody’s Corp.
4.500%, 9/1/22	50,000	51,220
Morgan Stanley
2.750%, 5/19/22	200,000	201,359
4.875%, 11/1/22	100,000	104,541
3.125%, 1/23/23	100,000	102,440
3.750%, 2/25/23	100,000	104,138
4.100%, 5/22/23	100,000	102,177
3.700%, 10/23/24	150,000	156,086
3.125%, 7/27/26	150,000	154,329
4.350%, 9/8/26	100,000	108,413
3.625%, 1/20/27	100,000	107,003
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	103,018
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	150,000	158,102
Series F
3.875%, 4/29/24	100,000	104,775
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)	700,000	609,000
Nasdaq, Inc.
3.850%, 6/30/26	150,000	154,393
Nomura Holdings, Inc.
2.648%, 1/16/25	200,000	195,701
State Street Corp.
3.300%, 12/16/24	95,000	95,302
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	251,275

		7,119,556

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
3.950%, 2/1/22	150,000	134,622
3.300%, 1/23/23	250,000	205,645
American Express Co.
2.650%, 12/2/22	212,000	214,312
3.400%, 2/27/23	250,000	256,607
3.625%, 12/5/24	150,000	153,687
American Honda Finance Corp.
2.200%, 6/27/22	250,000	245,209
Capital One Financial Corp.
4.750%, 7/15/21	100,000	103,207
3.500%, 6/15/23	200,000	197,929
4.200%, 10/29/25	2,200,000	2,165,998
3.750%, 7/28/26	50,000	48,961
3.800%, 1/31/28	100,000	98,151
Discover Financial Services
3.850%, 11/21/22	100,000	101,705
Ford Motor Credit Co. LLC
4.134%, 8/4/25	200,000	177,400
General Motors Financial Co., Inc.
4.000%, 1/15/25	250,000	214,000
5.250%, 3/1/26	150,000	131,677
4.350%, 1/17/27	200,000	162,294
John Deere Capital Corp.
2.800%, 3/6/23	100,000	102,477
1.750%, 3/9/27	100,000	96,255
2.800%, 7/18/29	100,000	101,557
Synchrony Financial
3.750%, 8/15/21	75,000	73,658
4.250%, 8/15/24	100,000	95,466
Toyota Motor Credit Corp.
2.750%, 5/17/21	250,000	251,001
2.150%, 9/8/22	150,000	148,234

		5,480,052

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	98,045
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	97,688
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	153,890
Shell International Finance BV
3.400%, 8/12/23	100,000	104,253
2.000%, 11/7/24	250,000	244,404
2.375%, 11/7/29	100,000	98,493

		796,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.3%)
Aflac, Inc.
3.250%, 3/17/25	$50,000	$49,493
Allstate Corp. (The)
3.150%, 6/15/23	100,000	100,985
American International Group, Inc.
3.900%, 4/1/26	100,000	102,545
4.250%, 3/15/29	50,000	51,600
Aon plc
3.875%, 12/15/25	150,000	155,705
Athene Holding Ltd.
4.125%, 1/12/28	50,000	45,133
Brighthouse Financial, Inc.
3.700%, 6/22/27	100,000	85,405
CNA Financial Corp.
3.900%, 5/1/29	100,000	99,619
CNO Financial Group, Inc.
5.250%, 5/30/29	50,000	48,875
Loews Corp.
3.750%, 4/1/26	50,000	51,802
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	156,051
3.500%, 6/3/24	150,000	152,390
MetLife, Inc.
3.600%, 4/10/24	100,000	104,395
Progressive Corp. (The)
3.750%, 8/23/21	50,000	51,073
Prudential Financial, Inc.
3.878%, 3/27/28	50,000	51,231
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	150,000	141,750
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,050,000	1,845,000
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	106,493

		3,399,545

Total Financials		49,209,835

Health Care (7.6%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	202,172
3.600%, 5/14/25	185,000	193,503
4.250%, 11/14/28	150,000	160,627
3.200%, 11/21/29§	75,000	74,317
Amgen, Inc.
2.700%, 5/1/22	110,000	110,958
3.625%, 5/22/24	250,000	263,548
Biogen, Inc.
3.625%, 9/15/22	100,000	102,819
4.050%, 9/15/25	40,000	42,228
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	103,645
3.250%, 9/1/22	40,000	41,171
3.700%, 4/1/24	100,000	104,981
3.650%, 3/1/26	100,000	107,827

		1,507,796

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.550%, 3/15/22	175,000	176,689
3.750%, 11/30/26	141,000	158,572
Becton Dickinson and Co.
3.734%, 12/15/24	25,000	25,457
3.700%, 6/6/27	98,000	97,755
Boston Scientific Corp.
3.850%, 5/15/25	77,000	81,592
Medtronic, Inc.
3.150%, 3/15/22	80,000	82,790
3.500%, 3/15/25	109,000	116,717
Stryker Corp.
3.375%, 5/15/24	150,000	156,429
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	199,765

		1,095,766

Health Care Providers & Services (5.2%)
Aetna, Inc.
2.750%, 11/15/22	150,000	148,962
3.500%, 11/15/24	150,000	149,493
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	153,318
Anthem, Inc.
3.125%, 5/15/22	150,000	152,774
3.350%, 12/1/24	150,000	151,617
2.875%, 9/15/29	50,000	48,186
Cardinal Health, Inc.
3.079%, 6/15/24	250,000	246,195
Cigna Corp.
3.750%, 7/15/23	1,364,000	1,389,352
3.400%, 3/1/27§	100,000	100,238
3.050%, 10/15/27§	100,000	98,553
4.375%, 10/15/28	150,000	159,631
Community Health Systems, Inc.
6.625%, 2/15/25§	10,000,000	9,350,000
8.000%, 3/15/26§	15,900,000	15,105,000
CVS Health Corp.
3.500%, 7/20/22	200,000	204,688
4.100%, 3/25/25	750,000	793,931
4.300%, 3/25/28	1,300,000	1,377,019
5.050%, 3/25/48	400,000	461,651
DaVita, Inc.
5.125%, 7/15/24	2,000,000	1,992,740
HCA, Inc.
5.875%, 5/1/23	1,500,000	1,563,750
4.500%, 2/15/27	250,000	258,485
Humana, Inc.
3.125%, 8/15/29	100,000	94,074
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	75,551
McKesson Corp.
3.796%, 3/15/24	100,000	103,035
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	4,756,250
6.750%, 6/15/23	5,000,000	4,609,350
5.125%, 5/1/25	5,800,000	5,539,000
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,203
3.350%, 7/15/22	250,000	258,570
3.750%, 7/15/25	50,000	54,255
2.875%, 8/15/29	100,000	102,249

		49,564,120

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	103,205
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	100,000	111,972

		215,177

Pharmaceuticals (2.1%)
Allergan Finance LLC
3.250%, 10/1/22	150,000	149,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Allergan Funding SCS
3.800%, 3/15/25	$2,150,000	$2,199,035
AstraZeneca plc
3.375%, 11/16/25	200,000	208,766
Bausch Health Cos., Inc.
6.500%, 3/15/22§	600,000	606,000
7.000%, 3/15/24§	900,000	923,625
6.125%, 4/15/25§	1,600,000	1,584,000
5.500%, 11/1/25§	3,000,000	3,027,150
Bayer US Finance II LLC
4.250%, 12/15/25§	2,000,000	2,020,625
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	100,279
3.875%, 8/15/25§	250,000	269,354
3.400%, 7/26/29§	950,000	1,043,715
4.250%, 10/26/49§	400,000	503,675
Endo Dac
6.000%, 2/1/25(e)§	1,000,000	680,000
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	102,946
3.875%, 5/15/28	50,000	55,070
Johnson & Johnson
2.450%, 12/5/21	150,000	150,818
2.050%, 3/1/23	35,000	35,271
3.375%, 12/5/23(x)	100,000	107,415
Mallinckrodt International Finance SA
5.750%, 8/1/22§	3,000,000	1,492,500
5.625%, 10/15/23§	200,000	49,500
Merck & Co., Inc.
2.350%, 2/10/22	45,000	45,891
2.400%, 9/15/22	150,000	152,462
Mylan NV
3.950%, 6/15/26	1,100,000	1,115,823
Novartis Capital Corp.
3.400%, 5/6/24	100,000	106,919
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	3,000,000	2,977,050
Pfizer, Inc.
3.400%, 5/15/24	100,000	105,931
3.000%, 12/15/26	150,000	160,028
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	218,400
Zoetis, Inc.
3.250%, 2/1/23	150,000	149,587

		20,340,960

Total Health Care		72,723,819

Industrials (1.0%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
3.200%, 3/1/29	100,000	89,701
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	131,250
General Dynamics Corp.
3.875%, 7/15/21(x)	100,000	101,732
3.750%, 5/15/28	150,000	157,497
L3Harris Technologies, Inc.
4.400%, 6/15/28§	100,000	105,416
Lockheed Martin Corp.
3.550%, 1/15/26	150,000	161,038
Northrop Grumman Corp.
2.930%, 1/15/25	150,000	146,083
3.250%, 1/15/28	150,000	145,437
Precision Castparts Corp.
2.500%, 1/15/23	75,000	75,051
Textron, Inc.
4.300%, 3/1/24	100,000	104,366
United Technologies Corp.
3.950%, 8/16/25	1,750,000	1,907,354
4.125%, 11/16/28	150,000	164,307

		3,289,232

Air Freight & Logistics (0.0%)
FedEx Corp.
2.625%, 8/1/22	50,000	49,142
3.400%, 2/15/28(x)	150,000	144,002
United Parcel Service, Inc.
3.400%, 3/15/29	100,000	103,244

		296,388

Building Products (0.0%)
Masco Corp.
4.450%, 4/1/25	100,000	91,068

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.250%, 11/15/21	100,000	103,759
2.900%, 7/1/26	100,000	101,567
Waste Management, Inc.
3.450%, 6/15/29	50,000	52,061

		257,387

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	151,164
Eaton Corp.
2.750%, 11/2/22	150,000	149,839
Emerson Electric Co.
2.625%, 2/15/23	150,000	153,238

		454,241

Industrial Conglomerates (0.1%)
3M Co.
3.375%, 3/1/29	100,000	106,191
General Electric Co.
3.150%, 9/7/22	100,000	98,886
3.100%, 1/9/23	150,000	149,338
Honeywell International, Inc.
1.850%, 11/1/21	250,000	245,071
Ingersoll-Rand Luxembourg Finance SA
3.800%, 3/21/29	100,000	103,975
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	99,057

		802,518

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	99,277
2.600%, 9/19/29	100,000	94,531
Deere & Co.
2.600%, 6/8/22	100,000	99,000
Flowserve Corp.
4.000%, 11/15/23	100,000	109,159
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	159,668
Otis Worldwide Corp.
2.293%, 4/5/27§	100,000	93,394
2.565%, 2/15/30§	75,000	73,268
Parker-Hannifin Corp.
3.250%, 6/14/29	50,000	49,605
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	99,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/27	$100,000	$98,649

		2,162,887

Total Information Technology		7,366,805

Materials (0.8%)
Chemicals (0.2%)
Albemarle Corp.
4.150%, 12/1/24	200,000	209,746
Dow Chemical Co. (The)
4.800%, 11/30/28	50,000	53,348
DuPont de Nemours, Inc.
4.725%, 11/15/28	150,000	155,529
Eastman Chemical Co.
3.600%, 8/15/22	100,000	101,317
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	203,755
Methanex Corp.
5.250%, 12/15/29	50,000	37,483
Nutrien Ltd.
3.150%, 10/1/22	50,000	51,657
3.375%, 3/15/25	150,000	150,036
PPG Industries, Inc.
2.800%, 8/15/29	50,000	48,420
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	247,556
Syngenta Finance NV
4.441%, 4/24/23§	1,000,000	939,660

		2,198,507

Containers & Packaging (0.4%)
International Paper Co.
3.650%, 6/15/24	150,000	153,935
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	2,000,000	1,840,000
7.250%, 4/15/25§	1,700,000	1,351,500
WRKCo., Inc.
3.900%, 6/1/28	150,000	150,098

		3,495,533

Metals & Mining (0.2%)
ArcelorMittal SA
4.250%, 7/16/29(x)	50,000	43,221
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	2,200,000	2,167,000
Vale Overseas Ltd.
6.250%, 8/10/26	150,000	160,503

		2,370,724

Total Materials		8,064,764

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	150,000	149,866
American Tower Corp. (REIT)
3.500%, 1/31/23	150,000	149,834
3.550%, 7/15/27	150,000	148,800
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	99,545
Boston Properties LP (REIT)
3.850%, 2/1/23	100,000	101,239
3.200%, 1/15/25	250,000	245,771
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	141,390
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	260,625
EPR Properties (REIT)
3.750%, 8/15/29	50,000	36,218
Equinix, Inc. (REIT)
5.375%, 5/15/27	1,000,000	995,000
3.200%, 11/18/29	35,000	31,937
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	150,119
3.000%, 7/1/29(x)	50,000	48,939
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	259,556
GLP Capital LP (REIT)
5.300%, 1/15/29	100,000	84,717
Healthpeak Properties, Inc. (REIT)
3.875%, 8/15/24	150,000	156,785
3.500%, 7/15/29	50,000	48,691
Iron Mountain, Inc. (REIT)
5.750%, 8/15/24	1,454,000	1,443,095
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	148,676
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	259,611
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	148,705
3.625%, 10/1/29	50,000	43,853
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	150,376
Regency Centers LP (REIT)
2.950%, 9/15/29	50,000	46,500
Service Properties Trust (REIT)
5.250%, 2/15/26	100,000	64,624
4.950%, 10/1/29	25,000	19,053
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	147,855
2.450%, 9/13/29	150,000	134,759
SITE Centers Corp. (REIT)
4.250%, 2/1/26	100,000	103,374
Spirit Realty LP (REIT)
4.000%, 7/15/29	50,000	46,566
Ventas Realty LP (REIT)
3.000%, 1/15/30	100,000	90,364
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	164,634
WP Carey, Inc. (REIT)
4.250%, 10/1/26(x)	100,000	115,934

		6,237,011

Total Real Estate		6,237,011

Utilities (0.4%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	155,563
2.600%, 8/15/29	25,000	24,509
Cleco Corporate Holdings LLC
3.375%, 9/15/29§	25,000	21,643
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	95,085
2.550%, 6/15/26	150,000	150,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	$150,000	$151,313
Duke Energy Carolinas LLC
2.450%, 8/15/29	50,000	49,739
Duke Energy Corp.
3.150%, 8/15/27	200,000	200,326
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	146,580
Evergy, Inc.
2.900%, 9/15/29	50,000	47,668
FirstEnergy Corp. Series B
3.900%, 7/15/27	75,000	76,186
Florida Power & Light Co.
3.250%, 6/1/24	150,000	154,068
Indiana Michigan Power Co.
3.850%, 5/15/28	150,000	156,944
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	150,000	145,595
Northern States Power Co.
2.150%, 8/15/22	100,000	99,795
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	74,967
Public Service Electric & Gas Co.
3.650%, 9/1/28	50,000	54,060
Southern California Edison Co.
3.875%, 6/1/21	50,000	50,693
2.850%, 8/1/29	50,000	48,607
Southern Co. (The)
3.250%, 7/1/26	250,000	251,033
Virginia Electric & Power Co. Series A
3.100%, 5/15/25	200,000	213,002
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,686
Xcel Energy, Inc.
4.000%, 6/15/28	25,000	26,356

		2,445,307

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	75,000	74,764

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	261,035
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,478
3.375%, 8/15/23	100,000	102,831
DTE Energy Co.
Series C
3.400%, 6/15/29	75,000	78,346
NiSource, Inc.
2.950%, 9/1/29	50,000	54,146
Puget Energy, Inc.
3.650%, 5/15/25	150,000	153,818
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	156,995
Sempra Energy
3.550%, 6/15/24	250,000	247,005

		1,104,654

Total Utilities		3,624,725

Total Corporate Bonds		224,890,225

Foreign Government Securities (0.6%)
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	252,656
4.000%, 1/14/24	250,000	269,368
Italian Republic Government Bond
6.875%, 9/27/23	100,000	115,039
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	504,753
3.375%, 10/31/23	200,000	218,926
2.000%, 10/17/29	200,000	211,728
Oriental Republic of Uruguay
4.500%, 8/14/24	250,000	263,437
Province of British Columbia
2.000%, 10/23/22	200,000	207,149
Province of Manitoba
2.125%, 6/22/26	100,000	108,259
Province of Ontario
2.400%, 2/8/22	350,000	359,311
2.450%, 6/29/22	150,000	154,873
2.000%, 10/2/29(x)	100,000	104,245
Province of Quebec
2.625%, 2/13/23	200,000	209,742
2.875%, 10/16/24	100,000	109,204
1.500%, 2/11/25	200,000	206,947
Republic of Chile
3.125%, 1/21/26	200,000	209,625
Republic of Colombia
4.000%, 2/26/24	200,000	201,312
3.875%, 4/25/27	250,000	246,172
Republic of Indonesia
4.100%, 4/24/28	200,000	204,187
Republic of Korea
2.500%, 6/19/29	200,000	216,125
Republic of Panama
4.000%, 9/22/24	200,000	208,688
3.875%, 3/17/28	200,000	214,437
Republic of Philippines
10.625%, 3/16/25	150,000	197,203
Republic of Poland
5.000%, 3/23/22	150,000	160,219
4.000%, 1/22/24	100,000	108,950
United Mexican States
4.000%, 10/2/23	250,000	255,000
4.500%, 4/22/29	200,000	204,375

Total Foreign Government Securities		5,721,930

Loan Participations (0.3%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.1%)
24 Hour Fitness Worldwide, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.950%, 5/30/25(k)	1,965,000	432,300

Multiline Retail (0.2%)
Belk, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 6.75%), 7.750%, 7/31/25(k)	4,627,397	2,313,699

Total Consumer Discretionary		2,745,999

Total Loan Participations		2,745,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (2.0%)
FHLMC UMBS
4.000%, 5/1/49	$553,667	$594,981
4.000%, 10/1/49	256,993	274,162
FNMA UMBS
4.000%, 8/1/49	582,078	628,240
4.000%, 12/1/49	631,820	674,375
4.000%, 1/1/50	501,915	535,564
4.000%, 2/1/50	1,783,641	1,905,028
GNMA
3.500%, 9/20/49	1,178,123	1,243,358
4.000%, 9/20/49	595,912	633,716
3.500%, 10/20/49	1,183,666	1,249,670
4.000%, 10/20/49	577,548	614,819
3.500%, 11/20/49	2,844,522	3,004,919
4.000%, 11/20/49	2,089,038	2,225,319
3.500%, 12/20/49	2,855,722	3,018,535
4.000%, 12/20/49	702,132	748,155
3.500%, 1/20/50	1,183,111	1,250,934
4.000%, 1/20/50	585,278	623,870

Total Mortgage-Backed Securities		19,225,645

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE
7.425%, 2/15/29	100,000	119,299
Oregon School Boards Association, Taxable-Pension- Series 2002B, NATL-RE
5.550%, 6/30/28	150,000	171,858
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	80,871

Total Municipal Bonds		372,028

Supranational (0.7%)
Asian Development Bank
2.375%, 8/10/27	150,000	165,782
2.500%, 11/2/27	200,000	224,206
2.750%, 1/19/28	100,000	113,910
Council of Europe Development Bank
1.375%, 2/27/25	200,000	205,791
European Bank for Reconstruction & Development
2.125%, 3/7/22	350,000	361,764
European Investment Bank
2.375%, 5/13/21	750,000	765,507
2.875%, 12/15/21(x)	250,000	259,817
1.375%, 5/15/23	200,000	204,587
2.125%, 4/13/26	500,000	541,446
2.375%, 5/24/27	200,000	220,096
Inter-American Development Bank
2.625%, 4/19/21	250,000	255,633
2.125%, 1/18/22	500,000	514,302
3.000%, 10/4/23	250,000	270,158
2.375%, 7/7/27	150,000	164,650
2.250%, 6/18/29	100,000	110,179
International Bank for Reconstruction & Development
2.250%, 6/24/21	250,000	255,165
2.000%, 1/26/22	500,000	512,963
2.125%, 2/13/23	200,000	208,425
3.000%, 9/27/23	200,000	216,116
1.625%, 1/15/25	300,000	313,081
1.875%, 10/27/26	150,000	159,348
1.750%, 10/23/29	100,000	106,350
International Finance Corp.
1.125%, 7/20/21	250,000	252,038

Total Supranational		6,401,314

U.S. Government Agency Securities (0.4%)
FFCB
2.850%, 9/20/21	945,000	977,811
FHLB
3.000%, 12/9/22	385,000	410,823
5.375%, 8/15/24	300,000	361,349
3.125%, 6/13/25	375,000	423,076
FHLMC
1.125%, 8/12/21	758,000	765,301
FNMA
2.625%, 1/11/22	325,000	337,407
2.375%, 1/19/23(x)	125,000	131,594
2.625%, 9/6/24(x)	500,000	544,294

Total U.S. Government Agency Securities		3,951,655

U.S. Treasury Obligations (22.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,800,000	2,153,372
7.625%, 2/15/25	1,600,000	2,156,494
6.500%, 11/15/26	1,000,000	1,389,287
6.375%, 8/15/27(x)	1,000,000	1,418,361
6.125%, 11/15/27	1,500,000	2,120,682
5.500%, 8/15/28	1,250,000	1,744,728
5.250%, 11/15/28	1,700,000	2,356,037
U.S. Treasury Notes
2.500%, 5/31/20	10,000,000	10,041,154
2.500%, 6/30/20	17,500,000	17,602,555
2.375%, 3/15/21	5,000,000	5,106,209
1.250%, 3/31/21	1,000,000	1,011,060
2.375%, 4/15/21	1,000,000	1,022,928
3.125%, 5/15/21	3,500,000	3,616,975
1.375%, 5/31/21	1,700,000	1,724,404
1.125%, 6/30/21	1,300,000	1,315,902
2.125%, 6/30/21	800,000	819,817
2.250%, 7/31/21	3,980,400	4,088,585
2.125%, 8/15/21	800,000	821,083
1.125%, 9/30/21	1,500,000	1,520,286
1.500%, 9/30/21	2,000,000	2,038,140
2.125%, 9/30/21	1,500,000	1,542,666
1.250%, 10/31/21	700,000	711,344
1.500%, 10/31/21	1,000,000	1,020,248
2.000%, 11/15/21	2,000,000	2,058,569
1.750%, 11/30/21	1,500,000	1,537,765
1.875%, 11/30/21	1,850,000	1,900,840
2.000%, 12/31/21	1,000,000	1,030,710
2.125%, 12/31/21	750,000	774,644
1.500%, 1/31/22	600,000	613,790
2.000%, 2/15/22	1,000,000	1,032,918
1.750%, 2/28/22	400,000	411,509
1.875%, 2/28/22	2,200,000	2,268,925
1.875%, 4/30/22	700,000	723,649
1.750%, 5/15/22	800,000	825,960
1.750%, 5/31/22	750,000	774,244
1.750%, 6/30/22	300,000	310,151
2.125%, 6/30/22	1,350,000	1,406,909
1.750%, 7/15/22	650,000	672,142
1.875%, 7/31/22	1,637,900	1,699,504
2.000%, 7/31/22	1,100,000	1,144,596
1.500%, 8/15/22	5,500,000	5,661,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 8/31/22(x)	$1,800,000	$1,858,329
1.875%, 8/31/22	700,000	727,113
1.750%, 9/30/22	3,500,000	3,628,685
2.000%, 11/30/22	6,900,000	7,212,257
2.125%, 12/31/22	1,000,000	1,050,124
1.750%, 1/31/23	200,000	208,179
2.375%, 1/31/23	1,000,000	1,058,781
1.500%, 2/28/23	800,000	827,926
2.500%, 3/31/23	1,750,000	1,864,306
1.750%, 5/15/23	2,000,000	2,089,045
1.625%, 5/31/23	1,000,000	1,040,884
2.750%, 5/31/23	7,500,000	8,075,206
2.750%, 7/31/23	2,000,000	2,160,601
2.500%, 8/15/23(x)	500,000	536,613
1.375%, 8/31/23	500,000	517,866
2.750%, 8/31/23	3,000,000	3,246,605
1.375%, 9/30/23	1,000,000	1,036,108
2.750%, 11/15/23	650,000	706,329
2.125%, 11/30/23	2,400,000	2,555,766
2.625%, 12/31/23	2,000,000	2,170,237
2.250%, 1/31/24	2,000,000	2,144,985
2.750%, 2/15/24	1,200,000	1,310,600
2.125%, 3/31/24	3,000,000	3,211,074
2.500%, 5/15/24	3,500,000	3,806,184
1.750%, 6/30/24	3,500,000	3,704,435
2.000%, 6/30/24	800,000	854,944
2.125%, 7/31/24	1,000,000	1,075,032
2.375%, 8/15/24	2,500,000	2,717,437
1.500%, 9/30/24	1,000,000	1,049,977
2.125%, 9/30/24	4,750,000	5,121,117
1.500%, 10/31/24	1,300,000	1,366,274
2.250%, 11/15/24	1,800,000	1,953,394
2.250%, 12/31/24	1,000,000	1,087,151
2.000%, 2/15/25	3,290,000	3,541,979
2.750%, 2/28/25	1,000,000	1,113,991
2.125%, 5/15/25	1,000,000	1,085,533
2.875%, 5/31/25	5,000,000	5,623,646
2.000%, 8/15/25	800,000	865,272
2.750%, 8/31/25	1,250,000	1,403,227
3.000%, 10/31/25	1,400,000	1,594,865
2.250%, 11/15/25	1,800,000	1,975,822
1.625%, 2/15/26	3,500,000	3,724,358
1.625%, 5/15/26	1,950,000	2,079,040
1.500%, 8/15/26	750,000	794,829
1.625%, 10/31/26	2,500,000	2,673,269
2.250%, 2/15/27	1,500,000	1,670,890
2.375%, 5/15/27	1,325,000	1,492,663
2.250%, 8/15/27	1,300,000	1,456,837
2.250%, 11/15/27	3,350,000	3,762,143
2.750%, 2/15/28	1,775,000	2,066,481
2.875%, 5/15/28	700,000	824,215
2.875%, 8/15/28	1,300,000	1,534,847
2.625%, 2/15/29	2,050,000	2,392,095
2.375%, 5/15/29	1,300,000	1,492,786
1.625%, 8/15/29	3,000,000	3,251,146

Total U.S. Treasury Obligations		210,583,935

Total Long-Term Debt Securities (49.4%) (Cost $480,452,417)		473,974,824

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.,
Series A
8.000%(x)	2,200	2,055,592

Total Convertible Preferred Stock (0.2%) (Cost $2,200,000)		2,055,592

PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
JPMorgan Chase & Co.,
Series EE
6.000%(x)	100,000	2,615,000

Total Preferred Stock (0.3%) (Cost $2,500,000)		2,615,000

COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	49,943	1,455,838
BCE, Inc.	50,000	2,051,091
CenturyLink, Inc.	6,708	63,458
Verizon Communications, Inc.	168,276	9,041,469

		12,611,856

Entertainment (0.3%)
Activision Blizzard, Inc.*	5,253	312,449
Electronic Arts, Inc.*	1,996	199,939
Live Nation Entertainment, Inc.*	963	43,778
Netflix, Inc.*	2,996	1,124,998
Take-Two Interactive Software, Inc.*	774	91,804
Walt Disney Co. (The)	12,323	1,190,402

		2,963,370

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	2,049	2,380,835
Alphabet, Inc., Class C*	2,043	2,375,621
Facebook, Inc., Class A*	16,453	2,744,360
Twitter, Inc.*	5,308	130,365

		7,631,181

Media (0.5%)
Charter Communications, Inc.,
Class A*	1,072	467,724
Comcast Corp., Class A	101,038	3,473,687
Discovery, Inc., Class A*	973	18,915
Discovery, Inc., Class C*	2,293	40,219
DISH Network Corp., Class A*	1,743	34,843
Fox Corp., Class A	2,424	57,279
Fox Corp., Class B	1,048	23,979
Interpublic Group of Cos., Inc. (The)	2,596	42,029
News Corp., Class A	2,450	21,989
News Corp., Class B	855	7,686
Omnicom Group, Inc.	1,489	81,746
ViacomCBS, Inc.	3,695	51,767

		4,321,863

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,164	181,560

Total Communication Services		27,709,830

Consumer Discretionary (2.3%)
Auto Components (0.0%)
Aptiv plc	1,745	85,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BorgWarner, Inc.	1,412	$34,410

		120,334

Automobiles (0.4%)
Ford Motor Co.	26,623	128,589
General Motors Co.	172,017	3,574,514
Harley-Davidson, Inc.	1,055	19,971

		3,723,074

Distributors (0.0%)
Genuine Parts Co.	993	66,859
LKQ Corp.*	2,095	42,968

		109,827

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,259	17,727

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.(x)	2,739	36,073
Chipotle Mexican Grill, Inc.*	175	114,520
Darden Restaurants, Inc.	838	45,637
Hilton Worldwide Holdings, Inc.	1,929	131,635
Las Vegas Sands Corp.	2,310	98,106
Marriott International, Inc., Class A	1,855	138,772
McDonald’s Corp.	5,149	851,387
MGM Resorts International	3,521	41,548
Norwegian Cruise Line Holdings Ltd.*	1,455	15,947
Royal Caribbean Cruises Ltd.	1,175	37,800
Starbucks Corp.	8,074	530,785
Wynn Resorts Ltd.	661	39,785
Yum! Brands, Inc.	2,068	141,720

		2,223,715

Household Durables (0.1%)
DR Horton, Inc.	2,293	77,962
Garmin Ltd.	988	74,060
Leggett & Platt, Inc.	857	22,865
Lennar Corp., Class A	1,914	73,115
Mohawk Industries, Inc.*	379	28,895
Newell Brands, Inc.	2,551	33,877
NVR, Inc.*	24	61,659
PulteGroup, Inc.	1,742	38,881
Whirlpool Corp.	432	37,066

		448,380

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	2,847	5,550,853
Booking Holdings, Inc.*	286	384,761
eBay, Inc.	5,228	157,154
Expedia Group, Inc.	955	53,738

		6,146,506

Leisure Products (0.0%)
Hasbro, Inc.	853	61,032

Multiline Retail (0.3%)
Dollar General Corp.	1,741	262,909
Dollar Tree, Inc.*	1,618	118,875
Kohl’s Corp.	1,070	15,611
Macy’s, Inc.(x)	1,931	9,481
Nordstrom, Inc.(x)	689	10,569
Target Corp.	28,465	2,646,391

		3,063,836

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	474	44,233
AutoZone, Inc.*	163	137,898
Best Buy Co., Inc.	1,557	88,749
CarMax, Inc.*	1,124	60,505
Gap, Inc. (The)	1,263	8,891
Home Depot, Inc. (The)	18,858	3,520,977
L Brands, Inc.	1,686	19,490
Lowe’s Cos., Inc.	5,240	450,902
O’Reilly Automotive, Inc.*	517	155,643
Ross Stores, Inc.	2,473	215,077
Tiffany & Co.	738	95,571
TJX Cos., Inc. (The)	8,291	396,393
Tractor Supply Co.	809	68,401
Ulta Beauty, Inc.*	391	68,699

		5,331,429

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	965	10,412
Hanesbrands, Inc.(x)	2,292	18,038
NIKE, Inc., Class B	8,519	704,862
PVH Corp.	507	19,084
Ralph Lauren Corp.(x)	340	22,722
Tapestry, Inc.	1,887	24,437
Under Armour, Inc., Class A*	1,343	12,369
Under Armour, Inc., Class C*	1,571	12,662
VF Corp.	2,239	121,085

		945,671

Total Consumer Discretionary		22,191,531

Consumer Staples (3.0%)
Beverages (1.1%)
Brown-Forman Corp., Class B	1,246	69,165
Coca-Cola Co. (The)	76,363	3,379,063
Constellation Brands, Inc., Class A	1,145	164,147
Molson Coors Beverage Co., Class B	1,279	49,894
Monster Beverage Corp.*	2,610	146,839
PepsiCo, Inc.	59,534	7,150,033

		10,959,141

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	3,020	861,093
Kroger Co. (The)	5,483	165,148
Sysco Corp.	3,488	159,157
Walgreens Boots Alliance, Inc.	5,126	234,515
Walmart, Inc.	9,699	1,102,000

		2,521,913

Food Products (0.2%)
Archer-Daniels-Midland Co.	3,806	133,895
Campbell Soup Co.	1,148	52,992
Conagra Brands, Inc.	3,327	97,614
General Mills, Inc.	4,132	218,046
Hershey Co. (The)	1,014	134,355
Hormel Foods Corp.	1,901	88,663
JM Smucker Co. (The)	780	86,580
Kellogg Co.	1,702	102,103
Kraft Heinz Co. (The)	4,258	105,343
Lamb Weston Holdings, Inc.	999	57,043
McCormick & Co., Inc. (Non-Voting)	845	119,322
Mondelez International, Inc., Class A	9,844	492,987
Tyson Foods, Inc., Class A	2,018	116,782

		1,805,725

Household Products (0.9%)
Church & Dwight Co., Inc.	1,678	107,694
Clorox Co. (The)	858	148,648
Colgate-Palmolive Co.	5,860	388,870
Kimberly-Clark Corp.	2,344	299,727
Procter & Gamble Co. (The)	69,450	7,639,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
		$8,584,439

Personal Products (0.0%)
Coty, Inc., Class A	1,754	9,051
Estee Lauder Cos., Inc. (The),
Class A	1,522	242,515

		251,566

Tobacco (0.5%)
Altria Group, Inc.	12,772	493,893
Philip Morris International, Inc.	55,137	4,022,796

		4,516,689

Total Consumer Staples		28,639,473

Energy (2.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	4,443	46,651
Halliburton Co.	61,001	417,857
Helmerich & Payne, Inc.	674	10,548
National Oilwell Varco, Inc.	2,601	25,568
Schlumberger Ltd.	79,465	1,071,983
TechnipFMC plc	2,869	19,337
Weatherford International plc(x)*	80,000	476,000

		2,067,944

Oil, Gas & Consumable Fuels (1.9%)
Apache Corp.	2,560	10,701
BP plc (ADR)	75,000	1,829,250
Cabot Oil & Gas Corp.	2,789	47,943
Chevron Corp.	67,928	4,922,063
Concho Resources, Inc.	1,374	58,876
ConocoPhillips	7,502	231,061
Devon Energy Corp.	2,646	18,284
Diamondback Energy, Inc.	1,102	28,872
EOG Resources, Inc.	3,977	142,854
Exxon Mobil Corp.	128,928	4,895,396
Hess Corp.	1,771	58,974
HollyFrontier Corp.	966	23,677
Kinder Morgan, Inc.	13,317	185,373
Marathon Oil Corp.	5,469	17,993
Marathon Petroleum Corp.	4,439	104,849
Noble Energy, Inc.	3,270	19,751
Occidental Petroleum Corp.(x)	6,108	70,731
ONEOK, Inc.	2,824	61,591
Phillips 66	3,038	162,989
Pioneer Natural Resources Co.	1,133	79,480
Royal Dutch Shell plc (ADR), Class A(x)	100,000	3,489,000
Valero Energy Corp.	2,808	127,371
Williams Cos., Inc. (The)	107,887	1,526,601

		18,113,680

Total Energy		20,181,624

Financials (4.1%)
Banks (2.6%)
Bank of America Corp.	230,349	4,890,309
Barclays plc	1,400,000	1,626,678
Citigroup, Inc.	14,926	628,683
Citizens Financial Group, Inc.	2,972	55,903
Comerica, Inc.	986	28,929
Fifth Third Bancorp	4,852	72,052
First Republic Bank	1,152	94,787
Huntington Bancshares, Inc.	7,061	57,971
JPMorgan Chase & Co.	81,444	7,332,403
KeyCorp	6,734	69,832
M&T Bank Corp.	902	93,294
People’s United Financial, Inc.	3,091	34,156
PNC Financial Services Group, Inc. (The)‡	2,996	286,777
Regions Financial Corp.	6,595	59,157
SVB Financial Group*	353	53,331
Truist Financial Corp.	65,169	2,009,812
US Bancorp	9,717	334,751
Wells Fargo & Co.	246,313	7,069,183
Zions Bancorp NA	1,165	31,175

		24,829,183

Capital Markets (0.5%)
Ameriprise Financial, Inc.	866	88,748
Bank of New York Mellon Corp. (The)	5,738	193,256
BlackRock, Inc.‡	807	355,056
Cboe Global Markets, Inc.	758	67,651
Charles Schwab Corp. (The)	7,816	262,774
CME Group, Inc.	2,450	423,629
E*TRADE Financial Corp.	1,545	53,024
Franklin Resources, Inc.(x)	1,802	30,075
Goldman Sachs Group, Inc. (The)	2,179	336,852
Intercontinental Exchange, Inc.	3,807	307,415
Invesco Ltd.	2,415	21,928
MarketAxess Holdings, Inc.	259	86,136
Moody’s Corp.	1,110	234,765
Morgan Stanley	35,962	1,222,708
MSCI, Inc.	579	167,308
Nasdaq, Inc.	784	74,441
Northern Trust Corp.	1,449	109,341
Raymond James Financial, Inc.	828	52,330
S&P Global, Inc.	1,671	409,479
State Street Corp.	2,486	132,429
T. Rowe Price Group, Inc.	1,598	156,045

		4,785,390

Consumer Finance (0.1%)
American Express Co.	4,587	392,693
Capital One Financial Corp.	3,184	160,537
Discover Financial Services	2,143	76,441
Synchrony Financial	4,065	65,406

		695,077

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	13,373	2,444,986

Insurance (0.7%)
Aflac, Inc.	5,018	171,816
Allstate Corp. (The)	2,215	203,182
American International Group, Inc.	5,948	144,239
Aon plc	1,601	264,229
Arthur J Gallagher & Co.	1,275	103,925
Assurant, Inc.	415	43,197
Chubb Ltd.	3,098	346,016
Cincinnati Financial Corp.	1,039	78,392
Everest Re Group Ltd.	279	53,685
Globe Life, Inc.	681	49,012
Hartford Financial Services Group, Inc. (The)	2,465	86,867
Lincoln National Corp.	1,356	35,690
Loews Corp.	1,749	60,918
Marsh & McLennan Cos., Inc.	3,450	298,287
MetLife, Inc.	123,097	3,763,075
Principal Financial Group, Inc.	1,766	55,346
Progressive Corp. (The)	3,997	295,138
Prudential Financial, Inc.	2,748	143,281
Travelers Cos., Inc. (The)	1,765	175,353
Unum Group	1,411	21,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	880	$149,468
WR Berkley Corp.	992	51,753

		6,594,048

Total Financials		39,348,684

Health Care (5.6%)
Biotechnology (0.4%)
AbbVie, Inc.	10,111	770,357
Alexion Pharmaceuticals, Inc.*	1,513	135,852
Amgen, Inc.	4,062	823,489
Biogen, Inc.*	1,234	390,413
Gilead Sciences, Inc.	8,650	646,674
Incyte Corp.*	1,222	89,487
Regeneron Pharmaceuticals, Inc.*	546	266,607
Vertex Pharmaceuticals, Inc.*	1,758	418,316

		3,541,195

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	12,084	953,548
ABIOMED, Inc.*	302	43,838
Align Technology, Inc.*	490	85,236
Baxter International, Inc.	3,491	283,434
Becton Dickinson and Co.	1,849	424,845
Boston Scientific Corp.*	9,529	310,931
Cooper Cos., Inc. (The)	339	93,452
Danaher Corp.	4,371	604,990
Dentsply Sirona, Inc.	1,521	59,060
Edwards Lifesciences Corp.*	1,426	268,972
Hologic, Inc.*	1,833	64,338
IDEXX Laboratories, Inc.*	586	141,953
Intuitive Surgical, Inc.*	790	391,216
Medtronic plc	9,164	826,410
ResMed, Inc.	983	144,786
STERIS plc	580	81,183
Stryker Corp.	2,201	366,445
Teleflex, Inc.	317	92,837
Varian Medical Systems, Inc.*	621	63,752
Zimmer Biomet Holdings, Inc.	1,406	142,118

		5,443,344

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	1,028	90,978
Anthem, Inc.	1,734	393,687
Cardinal Health, Inc.	2,000	95,880
Centene Corp.*	3,991	237,105
Cigna Corp.	2,553	452,341
CVS Health Corp.	108,895	6,460,740
DaVita, Inc.*	613	46,625
HCA Healthcare, Inc.	1,809	162,539
Henry Schein, Inc.*	1,003	50,672
Humana, Inc.	906	284,502
Laboratory Corp. of America Holdings*	664	83,923
McKesson Corp.	1,104	149,327
Quest Diagnostics, Inc.	921	73,956
UnitedHealth Group, Inc.	6,477	1,615,234
Universal Health Services, Inc., Class B	549	54,395

		10,251,904

Health Care Technology (0.0%)
Cerner Corp.	2,147	135,240

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,116	151,548
Illumina, Inc.*	1,005	274,486
IQVIA Holdings, Inc.*	1,234	133,099
Mettler-Toledo International, Inc.*	167	115,315
PerkinElmer, Inc.	760	57,213
Thermo Fisher Scientific, Inc.	2,742	777,631
Waters Corp.*	441	80,284

		1,589,576

Pharmaceuticals (3.4%)
Allergan plc	2,244	397,412
AstraZeneca plc	55,000	4,913,044
Bayer AG (Registered)	62,350	3,659,960
Bristol-Myers Squibb Co.	116,027	6,467,345
Eli Lilly & Co.	5,777	801,385
Johnson & Johnson	42,994	5,637,803
Merck & Co., Inc.	67,407	5,186,295
Mylan NV*	3,518	52,453
Perrigo Co. plc	921	44,291
Pfizer, Inc.	167,836	5,478,167
Zoetis, Inc.	3,256	383,199

		33,021,354

Total Health Care		53,982,613

Industrials (1.8%)
Aerospace & Defense (0.3%)
Arconic, Inc.	2,648	42,527
Boeing Co. (The)	3,655	545,107
General Dynamics Corp.	1,602	211,961
Huntington Ingalls Industries, Inc.	280	51,019
L3Harris Technologies, Inc.	1,511	272,161
Lockheed Martin Corp.	1,697	575,198
Northrop Grumman Corp.	1,072	324,333
Raytheon Co.	1,904	249,710
Textron, Inc.	1,561	41,632
TransDigm Group, Inc.	340	108,865
United Technologies Corp.	5,547	523,248

		2,945,761

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	925	61,235
Expeditors International of Washington, Inc.	1,164	77,662
FedEx Corp.	1,641	198,988
United Parcel Service, Inc., Class B	4,791	447,575

		785,460

Airlines (0.0%)
Alaska Air Group, Inc.	832	23,687
American Airlines Group, Inc.(x)	2,666	32,499
Delta Air Lines, Inc.	3,935	112,266
Southwest Airlines Co.	3,238	115,305
United Airlines Holdings, Inc.*	1,488	46,946

		330,703

Building Products (0.0%)
Allegion plc	635	58,433
AO Smith Corp.	937	35,428
Fortune Brands Home & Security, Inc.	951	41,131
Johnson Controls International plc	5,274	142,187
Masco Corp.	1,942	67,135
Trane Technologies plc	1,638	135,282

		479,596

Commercial Services & Supplies (0.1%)
Cintas Corp.	573	99,255
Copart, Inc.*	1,399	95,860
Republic Services, Inc.	1,440	108,086
Rollins, Inc.	922	33,321
Waste Management, Inc.	2,668	246,950

		583,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	926	$73,404
Quanta Services, Inc.	946	30,016

		103,420

Electrical Equipment (0.1%)
AMETEK, Inc.	1,563	112,567
Eaton Corp. plc	2,826	219,552
Emerson Electric Co.	4,165	198,462
Rockwell Automation, Inc.	790	119,219

		649,800

Industrial Conglomerates (0.5%)
3M Co.	3,932	536,757
General Electric Co.	59,710	474,098
Honeywell International, Inc.	24,885	3,329,364
Roper Technologies, Inc.	711	221,697

		4,561,916

Machinery (0.5%)
Caterpillar, Inc.	3,778	438,399
Cummins, Inc.	21,047	2,848,080
Deere & Co.	2,153	297,459
Dover Corp.	993	83,352
Flowserve Corp.	851	20,330
Fortive Corp.	2,020	111,484
IDEX Corp.	520	71,817
Illinois Tool Works, Inc.	2,000	284,240
Ingersoll Rand, Inc.*	2,365	58,652
PACCAR, Inc.	2,365	144,572
Parker-Hannifin Corp.	878	113,903
Pentair plc	1,149	34,194
Snap-on, Inc.	375	40,808
Stanley Black & Decker, Inc.	1,039	103,900
Westinghouse Air Brake Technologies Corp.	1,245	59,922
Xylem, Inc.	1,231	80,175

		4,791,287

Professional Services (0.0%)
Equifax, Inc.	828	98,904
IHS Markit Ltd.	2,742	164,520
Nielsen Holdings plc	2,346	29,419
Robert Half International, Inc.	804	30,351
Verisk Analytics, Inc.	1,120	156,106

		479,300

Road & Rail (0.2%)
CSX Corp.	5,317	304,664
JB Hunt Transport Services, Inc.	583	53,770
Kansas City Southern	678	86,228
Norfolk Southern Corp.	1,783	260,318
Old Dominion Freight Line, Inc.	656	86,041
Union Pacific Corp.	4,746	669,376

		1,460,397

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,921	122,531
United Rentals, Inc.*	514	52,891
WW Grainger, Inc.	298	74,053

		249,475

Total Industrials		17,420,587

Information Technology (6.9%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	371	75,146
Cisco Systems, Inc.	59,004	2,319,447
F5 Networks, Inc.*	409	43,612
Juniper Networks, Inc.	2,288	43,793
Motorola Solutions, Inc.	1,171	155,649

		2,637,647

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,027	147,728
CDW Corp.	982	91,591
Corning, Inc.	5,258	107,999
FLIR Systems, Inc.	917	29,243
IPG Photonics Corp.*	227	25,034
Keysight Technologies, Inc.*	1,282	107,278
TE Connectivity Ltd.	2,287	144,035
Zebra Technologies Corp., Class A*	369	67,748

		720,656

IT Services (1.0%)
Accenture plc, Class A	4,342	708,875
Akamai Technologies, Inc.*	1,105	101,096
Alliance Data Systems Corp.	254	8,547
Automatic Data Processing, Inc.	2,958	404,299
Broadridge Financial Solutions, Inc.	784	74,347
Cognizant Technology Solutions Corp., Class A	3,744	173,984
DXC Technology Co.	1,750	22,837
Fidelity National Information Services, Inc.	4,202	511,131
Fiserv, Inc.*	3,905	370,936
FleetCor Technologies, Inc.*	593	110,618
Gartner, Inc.*	612	60,937
Global Payments, Inc.	2,055	296,393
International Business Machines Corp.	18,655	2,069,399
Jack Henry & Associates, Inc.	526	81,656
Leidos Holdings, Inc.	910	83,402
Mastercard, Inc., Class A	6,069	1,466,028
Paychex, Inc.	2,178	137,040
PayPal Holdings, Inc.*	8,028	768,601
VeriSign, Inc.*	706	127,144
Visa, Inc., Class A	11,704	1,885,748
Western Union Co. (The)	2,821	51,145

		9,514,163

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	7,993	363,522
Analog Devices, Inc.	42,518	3,811,739
Applied Materials, Inc.	6,316	289,399
Broadcom, Inc.	2,712	643,015
Intel Corp.	149,740	8,103,929
KLA Corp.	1,079	155,095
Lam Research Corp.	992	238,080
Maxim Integrated Products, Inc.	1,850	89,928
Microchip Technology, Inc.(x)	1,634	110,785
Micron Technology, Inc.*	7,569	318,352
NVIDIA Corp.	4,184	1,102,902
Qorvo, Inc.*	794	64,020
QUALCOMM, Inc.	7,807	528,144
Skyworks Solutions, Inc.	1,165	104,128
Texas Instruments, Inc.	66,391	6,634,453
Xilinx, Inc.	1,719	133,979

		22,691,470

Software (1.8%)
Adobe, Inc.*	3,310	1,053,374
ANSYS, Inc.*	585	135,995
Autodesk, Inc.*	1,504	234,774
Cadence Design Systems, Inc.*	1,918	126,665
Citrix Systems, Inc.	837	118,477
Fortinet, Inc.*	971	98,236
Intuit, Inc.	1,780	409,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	82,157	$12,956,981
NortonLifeLock, Inc.	3,920	73,343
Oracle Corp.	19,212	928,516
Paycom Software, Inc.*	335	67,673
salesforce.com, Inc.*	6,064	873,095
ServiceNow, Inc.*	1,289	369,402
Synopsys, Inc.*	1,028	132,396

		17,578,327

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	48,555	12,347,051
Hewlett Packard Enterprise Co.	8,847	85,904
HP, Inc.	10,132	175,892
NetApp, Inc.	1,560	65,036
Seagate Technology plc	1,581	77,153
Western Digital Corp.	2,033	84,613
Xerox Holdings Corp.	1,271	24,073

		12,859,722

Total Information Technology		66,001,985

Materials (1.2%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	1,507	300,812
Albemarle Corp.	705	39,741
BASF SE	73,000	3,528,350
Celanese Corp.	826	60,620
CF Industries Holdings, Inc.	1,469	39,957
Corteva, Inc.	5,117	120,250
Dow, Inc.	5,070	148,247
DuPont de Nemours, Inc.	5,065	172,717
Eastman Chemical Co.	930	43,319
Ecolab, Inc.	1,715	267,248
FMC Corp.	886	72,377
International Flavors & Fragrances, Inc.(x)	730	74,518
Linde plc	3,673	635,429
LyondellBasell Industries NV, Class A	1,755	87,101
Mosaic Co. (The)	2,348	25,405
PPG Industries, Inc.	1,617	135,181
Sherwin-Williams Co. (The)	562	258,250

		6,009,522

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	427	80,801
Vulcan Materials Co.	905	97,804

		178,605

Containers & Packaging (0.1%)
Amcor plc	11,077	89,945
Avery Dennison Corp.	571	58,168
Ball Corp.	2,237	144,644
International Paper Co.	2,681	83,460
Packaging Corp. of America	647	56,179
Sealed Air Corp.	1,018	25,155
Westrock Co.	1,763	49,822

		507,373

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	9,920	66,960
Newmont Corp.	5,605	253,794
Nucor Corp.	2,073	74,670
Rio Tinto plc (ADR)	93,100	4,241,636

		4,637,060

Total Materials		11,332,560

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	787	107,866
American Tower Corp. (REIT)	3,028	659,347
Apartment Investment & Management Co. (REIT), Class A	1,018	35,783
AvalonBay Communities, Inc. (REIT)	955	140,547
Boston Properties, Inc. (REIT)	983	90,662
Crown Castle International Corp. (REIT)	2,843	410,529
Digital Realty Trust, Inc. (REIT)	1,797	249,621
Duke Realty Corp. (REIT)	2,513	81,371
Equinix, Inc. (REIT)	583	364,124
Equity Residential (REIT)	2,387	147,302
Essex Property Trust, Inc. (REIT)	452	99,549
Extra Space Storage, Inc. (REIT)	885	84,748
Federal Realty Investment Trust (REIT)	460	34,321
Healthpeak Properties, Inc. (REIT)	3,384	80,709
Host Hotels & Resorts, Inc. (REIT)	244,903	2,703,729
Iron Mountain, Inc. (REIT)	1,940	46,172
Kimco Realty Corp. (REIT)	2,845	27,511
Mid-America Apartment Communities, Inc. (REIT)	780	80,363
Prologis, Inc. (REIT)	5,047	405,627
Public Storage (REIT)	1,027	203,973
Realty Income Corp. (REIT)	2,228	111,088
Regency Centers Corp. (REIT)	1,146	44,041
SBA Communications Corp. (REIT)	770	207,877
Simon Property Group, Inc. (REIT)	2,098	115,096
SL Green Realty Corp. (REIT)	557	24,007
UDR, Inc. (REIT)	2,004	73,226
Ventas, Inc. (REIT)	2,548	68,286
Vornado Realty Trust (REIT)	1,083	39,216
Welltower, Inc. (REIT)	2,774	126,994
Weyerhaeuser Co. (REIT)	5,094	86,343

		6,950,028

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,289	86,318

Total Real Estate		7,036,346

Utilities (3.2%)
Electric Utilities (1.9%)
Alliant Energy Corp.	1,643	79,341
American Electric Power Co., Inc.	3,377	270,092
Duke Energy Corp.	67,075	5,425,026
Edison International	2,452	134,345
Entergy Corp.	1,361	127,893
Evergy, Inc.	1,558	85,768
Eversource Energy	2,214	173,157
Exelon Corp.	6,646	244,639
FirstEnergy Corp.	3,694	148,019
NextEra Energy, Inc.	3,342	804,152
NRG Energy, Inc.	1,720	46,887
Pinnacle West Capital Corp.	765	57,979
PPL Corp.	4,943	121,993
Southern Co. (The)	178,670	9,673,194
Xcel Energy, Inc.	3,585	216,176

		17,608,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	816	$80,972

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,539	61,730

Multi-Utilities (1.3%)
Ameren Corp.	1,682	122,500
CenterPoint Energy, Inc.	3,434	53,055
CMS Energy Corp.	1,941	114,034
Consolidated Edison, Inc.	2,273	177,294
Dominion Energy, Inc.	105,627	7,625,213
DTE Energy Co.	1,313	124,696
NiSource, Inc.	2,554	63,773
Public Service Enterprise Group, Inc.	3,458	155,299
Sempra Energy	31,927	3,607,432
WEC Energy Group, Inc.	2,157	190,096

		12,233,392

Water Utilities (0.0%)
American Water Works Co., Inc.	1,236	147,776

Total Utilities		30,132,531

Total Common Stocks (33.8%) (Cost $228,578,394)		323,977,764

SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, IM Shares	72,747,991	72,755,265

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,100,005, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,122,000.(xx)	1,100,000	1,100,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,548,789, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,599,765.(xx)	2,548,789	2,548,789
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $500,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $510,000.(xx)	500,000	500,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $3,700,060, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $4,110,834.(xx)	3,700,000	3,700,000

Total Repurchase Agreements		12,848,789

Total Short-Term Investments (8.9%) (Cost $85,610,161)		85,604,054

Total Investments in Securities (92.6%) (Cost $799,340,972)		888,227,234
Other Assets Less Liabilities (7.4%)		71,027,184

Net Assets (100%)		$959,254,418

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $68,952,926 or 7.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $13,631,093. This was collateralized by $922,499 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $12,848,789 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,996	478,251	—	—	—	(191,474)	286,777	3,445	—
Capital Markets
BlackRock, Inc.	807	405,679	—	—	—	(50,623)	355,056	2,929	—
CORPORATE BONDS:
Financials
Banks
PNC Bank NA 3.250%, 1/22/28	250,000	262,068	229	—	—	(7,872)	254,425	2,031	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	250,000	266,574	—	(93)	—	(7,585)	258,896	2,438	—

Total		1,412,572	229	(93)	—	(257,554)	1,155,154	10,843	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(917)	6/2020	USD	(117,820,745)	1,026,311

					1,026,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$82,093	$—	$82,093
Common Stocks
Communication Services	27,709,830	—	—	27,709,830
Consumer Discretionary	22,191,531	—	—	22,191,531
Consumer Staples	28,639,473	—	—	28,639,473
Energy	20,181,624	—	—	20,181,624
Financials	37,722,006	1,626,678	—	39,348,684
Health Care	45,409,609	8,573,004	—	53,982,613
Industrials	17,420,587	—	—	17,420,587
Information Technology	66,001,985	—	—	66,001,985
Materials	7,804,210	3,528,350	—	11,332,560
Real Estate	7,036,346	—	—	7,036,346
Utilities	30,132,531	—	—	30,132,531
Convertible Preferred Stocks
Information Technology	2,055,592	—	—	2,055,592
Corporate Bonds
Communication Services	—	26,799,568	—	26,799,568
Consumer Discretionary	—	12,223,653	—	12,223,653
Consumer Staples	—	10,448,652	—	10,448,652
Energy	—	18,281,590	—	18,281,590
Financials	—	49,209,835	—	49,209,835
Health Care	—	72,723,819	—	72,723,819
Industrials	—	9,909,803	—	9,909,803
Information Technology	—	7,366,805	—	7,366,805
Materials	—	8,064,764	—	8,064,764
Real Estate	—	6,237,011	—	6,237,011
Utilities	—	3,624,725	—	3,624,725
Foreign Government Securities	—	5,721,930	—	5,721,930
Futures	1,026,311	—	—	1,026,311
Loan Participations
Consumer Discretionary	—	2,745,999	—	2,745,999
Mortgage-Backed Securities	—	19,225,645	—	19,225,645
Municipal Bonds	—	372,028	—	372,028
Preferred Stocks
Financials	2,615,000	—	—	2,615,000
Short-Term Investments
Investment Company	72,755,265	—	—	72,755,265
Repurchase Agreements	—	12,848,789	—	12,848,789
Supranational	—	6,401,314	—	6,401,314
U.S. Government Agency Securities	—	3,951,655	—	3,951,655
U.S. Treasury Obligations	—	210,583,935	—	210,583,935

Total Assets	$388,701,900	$500,551,645	$—	$889,253,545

Total Liabilities	$—	$—	$—	$—

Total	$388,701,900	$500,551,645	$—	$889,253,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,261,087
Aggregate gross unrealized depreciation	(57,736,724)

Net unrealized appreciation	$87,524,363

Federal income tax cost of investments in securities and derivative instruments, if applicable	$801,729,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	16,233	$2,684,127

Multiline Retail (1.7%)
Target Corp.	27,783	2,582,985

Specialty Retail (3.3%)
Lowe’s Cos., Inc.	23,300	2,004,965
Ross Stores, Inc.	30,328	2,637,626
Tiffany & Co.	2,918	377,881

		5,020,472

Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc., Class B	37,601	3,111,107

Total Consumer Discretionary		13,398,691

Consumer Staples (9.0%)
Beverages (1.9%)
PepsiCo, Inc.	24,600	2,954,460

Food & Staples Retailing (1.6%)
Walmart, Inc.	21,412	2,432,831

Food Products (2.4%)
Bunge Ltd.	27,327	1,121,227
McCormick & Co., Inc. (Non-Voting)	17,301	2,443,074

		3,564,301

Household Products (3.1%)
Colgate-Palmolive Co.	30,038	1,993,322
Procter & Gamble Co. (The)	23,835	2,621,850

		4,615,172

Total Consumer Staples		13,566,764

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Chevron Corp.	20,648	1,496,154
EOG Resources, Inc.	19,342	694,765
Exxon Mobil Corp.	17,883	679,017

Total Energy		2,869,936

Financials (2.3%)
Capital Markets (0.3%)
State Street Corp.	8,416	448,320

Insurance (2.0%)
Aflac, Inc.	37,829	1,295,265
Arthur J Gallagher & Co.	6,057	493,706
Erie Indemnity Co., Class A	8,698	1,289,392

		3,078,363

Total Financials		3,526,683

Health Care (21.1%)
Biotechnology (0.8%)
AbbVie, Inc.	16,479	1,255,535

Health Care Equipment & Supplies (15.5%)
Abbott Laboratories	44,621	3,521,043
Becton Dickinson and Co.	23,897	5,490,814
Dentsply Sirona, Inc.	14,738	572,277
Medtronic plc	50,339	4,539,571
Stryker Corp.	33,719	5,613,876
West Pharmaceutical Services, Inc.	23,716	3,610,761

		23,348,342

Health Care Providers & Services (1.7%)
CVS Health Corp.	20,145	1,195,203
UnitedHealth Group, Inc.	5,400	1,346,652

		2,541,855

Pharmaceuticals (3.1%)
Johnson & Johnson	24,069	3,156,168
Perrigo Co. plc	14,186	682,205
Pfizer, Inc.	25,549	833,919

		4,672,292

Total Health Care		31,818,024

Industrials (24.0%)
Aerospace & Defense (5.0%)
Boeing Co. (The)	6,748	1,006,397
General Dynamics Corp.	18,811	2,488,883
Raytheon Co.	13,572	1,779,968
United Technologies Corp.	24,114	2,274,673

		7,549,921

Air Freight & Logistics (1.3%)
United Parcel Service, Inc., Class B	20,844	1,947,246

Building Products (1.2%)
Johnson Controls International plc	66,101	1,782,083

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	330	8,039
Cintas Corp.	11,176	1,935,907
Matthews International Corp., Class A	20,350	492,266

		2,436,212

Electrical Equipment (0.5%)
nVent Electric plc	44,987	758,931

Industrial Conglomerates (9.6%)
Carlisle Cos., Inc.	9,044	1,133,032
Honeywell International, Inc.	37,713	5,045,622
Roper Technologies, Inc.	26,344	8,214,323

		14,392,977

Machinery (2.9%)
Donaldson Co., Inc.	24,421	943,383
Dover Corp.	26,627	2,235,071
Pentair plc	40,250	1,197,840

		4,376,294

Road & Rail (1.1%)
Norfolk Southern Corp.	11,300	1,649,800

Trading Companies & Distributors (0.8%)
WW Grainger, Inc.	5,004	1,243,494

Total Industrials		36,136,958

Information Technology (19.7%)
IT Services (5.3%)
Accenture plc, Class A	33,480	5,465,945
Visa, Inc., Class A	16,057	2,587,104

		8,053,049

Semiconductors & Semiconductor Equipment (5.9%)
Analog Devices, Inc.	48,533	4,350,984
Texas Instruments, Inc.	45,011	4,497,949

		8,848,933

Software (8.5%)
Microsoft Corp.	80,960	12,768,201

Total Information Technology		29,670,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (10.9%)
Chemicals (10.9%)
Air Products & Chemicals, Inc.	26,336	$5,256,929
Albemarle Corp.(x)	55,570	3,132,481
Ecolab, Inc.	16,790	2,616,386
Linde plc	31,432	5,437,736

Total Materials		16,443,532

Total Investments in Securities (97.8%) (Cost $153,642,329)		147,430,771
Other Assets Less Liabilities (2.2%)		3,362,655

Net Assets (100%)		$150,793,426

(x)

All or a portion of security is on loan at March 31, 2020, the Portfolio had loaned securities with a total value of $2,537,270. This was collateralized by $2,706,793 of various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 4/9/20 - 11/15/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,398,691	$—	$—	$13,398,691
Consumer Staples	13,566,764	—	—	13,566,764
Energy	2,869,936	—	—	2,869,936
Financials	3,526,683	—	—	3,526,683
Health Care	31,818,024	—	—	31,818,024
Industrials	36,136,958	—	—	36,136,958
Information Technology	29,670,183	—	—	29,670,183
Materials	16,443,532	—	—	16,443,532

Total Assets	$147,430,771	$—	$—	$147,430,771

Total Liabilities	$—	$—	$—	$—

Total	$147,430,771	$—	$—	$147,430,771

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,422,308
Aggregate gross unrealized depreciation	(16,633,866)

Net unrealized depreciation	$(6,211,558)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,642,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	653	$29,822
ATN International, Inc.	681	39,981
Bandwidth, Inc., Class A*	973	65,473
Cincinnati Bell, Inc.*	2,888	42,280
Cogent Communications Holdings, Inc.	2,547	208,778
Consolidated Communications Holdings, Inc.	4,467	20,325
Frontier Communications Corp.(x)*	5,786	2,199
IDT Corp., Class B*	956	5,181
Intelsat SA(x)*	4,052	6,199
Iridium Communications, Inc.*	5,823	130,028
Ooma, Inc.*	1,249	14,901
ORBCOMM, Inc.*	4,273	10,426
Pareteum Corp.(x)*	6,169	2,542
Vonage Holdings Corp.*	13,707	99,102

		677,237

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	3,126	9,878
Cinemark Holdings, Inc.	9,500	96,805
Eros International plc*	4,433	7,314
Gaia, Inc.(x)*	619	5,497
Glu Mobile, Inc.*	6,656	41,866
IMAX Corp.*	3,173	28,716
Liberty Media Corp.-Liberty Braves, Class A*	625	12,188
Liberty Media Corp.-Liberty Braves, Class C*	2,171	41,379
LiveXLive Media, Inc.(x)*	1,574	2,487
Marcus Corp. (The)	1,357	16,718
Reading International, Inc., Class A*	915	3,559

		266,407

Interactive Media & Services (0.1%)
Cargurus, Inc.*	4,487	84,984
Cars.com, Inc.*	4,071	17,505
DHI Group, Inc.*	2,937	6,344
Eventbrite, Inc., Class A*	2,240	16,352
EverQuote, Inc., Class A(x)*	487	12,784
Liberty TripAdvisor Holdings, Inc., Class A*	4,408	7,934
Meet Group, Inc. (The)*	4,184	24,560
QuinStreet, Inc.*	2,738	22,041
Travelzoo*	266	1,045
TrueCar, Inc.*	6,417	15,529
Yelp, Inc.*	4,214	75,979

		285,057

Media (0.2%)
Boston Omaha Corp., Class A(x)*	576	10,431
Cardlytics, Inc.*	863	30,170
Central European Media Enterprises Ltd., Class A*	5,466	17,109
Clear Channel Outdoor Holdings, Inc.*	2,277	1,457
comScore, Inc.*	2,812	7,930
Cumulus Media, Inc., Class A*	815	4,417
Daily Journal Corp.(x)*	71	16,209
Emerald Holding, Inc.	1,399	3,623
Entercom Communications Corp., Class A	7,294	12,473
Entravision Communications Corp., Class A	3,610	7,328
EW Scripps Co. (The), Class A	3,325	25,071
Fluent, Inc.(x)*	2,449	2,865
Gannett Co., Inc.(x)	7,118	10,535
Gray Television, Inc.*	5,512	59,199
Hemisphere Media Group, Inc.*	983	8,395
Lee Enterprises, Inc.*	3,075	3,023
Liberty Latin America Ltd., Class A*	2,817	29,635
Liberty Latin America Ltd., Class C*	6,549	67,193
Loral Space & Communications, Inc.*	765	12,431
Marchex, Inc., Class B*	1,991	2,887
MDC Partners, Inc., Class A*	3,284	4,762
Meredith Corp.(x)	2,414	29,499
MSG Networks, Inc., Class A*	2,591	26,428
National CineMedia, Inc.	3,760	12,258
Saga Communications, Inc., Class A	239	6,575
Scholastic Corp.	1,735	44,225
TechTarget, Inc.*	1,416	29,184
TEGNA, Inc.	12,936	140,485
Tribune Publishing Co.	993	8,053
WideOpenWest, Inc.*	1,658	7,892

		641,742

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,685	28,488
Gogo, Inc.(x)*	3,561	7,549
Shenandoah Telecommunications Co.	2,906	143,121
Spok Holdings, Inc.	1,165	12,454

		191,612

Total Communication Services		2,062,055

Consumer Discretionary (7.9%)
Auto Components (0.3%)
Adient plc*	5,305	48,116
American Axle & Manufacturing Holdings, Inc.*	6,782	24,483
Cooper Tire & Rubber Co.	3,053	49,764
Cooper-Standard Holdings, Inc.*	1,050	10,784
Dana, Inc.	8,759	68,408
Dorman Products, Inc.*	1,633	90,256
Fox Factory Holding Corp.*	2,276	95,592
Gentex Corp.	3,900	86,424
Gentherm, Inc.*	2,008	63,051
LCI Industries	2,135	142,682
Modine Manufacturing Co.*	3,025	9,831
Motorcar Parts of America, Inc.*	1,065	13,398
Standard Motor Products, Inc.	1,278	53,127
Stoneridge, Inc.*	1,607	26,917
Tenneco, Inc., Class A*	3,208	11,549
Visteon Corp.*	1,627	78,063

		872,445

Automobiles (0.6%)
Thor Industries, Inc.(x)	35,600	1,501,608
Winnebago Industries, Inc.	1,882	52,338

		1,553,946

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,744	78,396
Funko, Inc., Class A(x)*	1,321	5,271
Greenlane Holdings, Inc., Class A(x)*	356	612
Weyco Group, Inc.	403	8,129

		92,408

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	3,079	82,486
American Public Education, Inc.*	1,000	23,930
Carriage Services, Inc.	983	15,876
Chegg, Inc.*	7,034	251,677
Collectors Universe, Inc.	460	7,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Houghton Mifflin Harcourt Co.*	6,499	$12,218
K12, Inc.*	2,338	44,095
Laureate Education, Inc., Class A*	6,659	69,986
OneSpaWorld Holdings Ltd.(x)	2,768	11,238
Perdoceo Education Corp.*	4,177	45,070
Regis Corp.*	1,408	8,321
Select Interior Concepts, Inc., Class A*	1,229	2,544
Strategic Education, Inc.	1,291	180,430
WW International, Inc.*	2,825	47,771

		802,850

Hotels, Restaurants & Leisure (2.4%)
BBX Capital Corp.	3,675	8,489
Biglari Holdings, Inc., Class B*	56	2,878
BJ’s Restaurants, Inc.	1,154	16,029
Bloomin’ Brands, Inc.	5,287	37,749
Bluegreen Vacations Corp.	414	2,393
Boyd Gaming Corp.	4,883	70,413
Brinker International, Inc.	2,266	27,215
Carrols Restaurant Group, Inc.*	1,967	3,580
Century Casinos, Inc.*	1,599	3,854
Cheesecake Factory, Inc. (The)	2,420	41,334
Churchill Downs, Inc.	2,074	213,518
Chuy’s Holdings, Inc.*	1,036	10,432
Cracker Barrel Old Country Store, Inc.	1,445	120,253
Dave & Buster’s Entertainment, Inc.(x)	1,861	24,342
Del Taco Restaurants, Inc.*	1,764	6,051
Denny’s Corp.*	3,560	27,341
Dine Brands Global, Inc.	964	27,647
Drive Shack, Inc.*	3,411	5,185
El Pollo Loco Holdings, Inc.(x)*	1,270	10,731
Eldorado Resorts, Inc.(x)*	3,985	57,384
Everi Holdings, Inc.*	4,097	13,520
Fiesta Restaurant Group, Inc.*	1,345	5,420
Golden Entertainment, Inc.*	989	6,537
Inspired Entertainment, Inc.*	508	1,717
J Alexander’s Holdings, Inc.*	858	3,286
Jack in the Box, Inc.	57,050	1,999,602
Kura Sushi USA, Inc., Class A(x)*	202	2,416
Lindblad Expeditions Holdings, Inc.*	1,404	5,855
Marriott Vacations Worldwide Corp.	2,497	138,783
Monarch Casino & Resort, Inc.*	697	19,565
Nathan’s Famous, Inc.	161	9,821
Noodles & Co.*	1,640	7,724
Papa John’s International, Inc.(x)	1,344	71,729
Penn National Gaming, Inc.*	6,717	84,970
PlayAGS, Inc.*	1,666	4,415
Potbelly Corp.*	1,285	3,971
RCI Hospitality Holdings, Inc.	548	5,464
Red Lion Hotels Corp.*	1,362	1,989
Red Robin Gourmet Burgers, Inc.(x)*	757	6,450
Red Rock Resorts, Inc., Class A	4,232	36,184
Ruth’s Hospitality Group, Inc.	1,768	11,810
Scientific Games Corp., Class A*	3,374	32,728
SeaWorld Entertainment, Inc.*	2,865	31,572
Shake Shack, Inc., Class A(x)*	1,762	66,498
Target Hospitality Corp.*	1,897	3,775
Texas Roadhouse, Inc.	3,910	161,483
Twin River Worldwide Holdings, Inc.(x)	804	10,460
Wingstop, Inc.	1,776	141,547
Wyndham Hotels & Resorts, Inc.	83,000	2,615,330

		6,221,439

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	569	3,101
Beazer Homes USA, Inc.*	1,767	11,379
Casper Sleep, Inc.(x)*	857	3,677
Cavco Industries, Inc.*	521	75,514
Century Communities, Inc.*	1,591	23,085
Ethan Allen Interiors, Inc.	1,470	15,023
Flexsteel Industries, Inc.	465	5,096
GoPro, Inc., Class A(x)*	7,598	19,907
Green Brick Partners, Inc.*	1,435	11,552
Hamilton Beach Brands Holding Co., Class A	356	3,386
Helen of Troy Ltd.*	1,517	218,493
Hooker Furniture Corp.	657	10,256
Installed Building Products, Inc.*	1,373	54,741
iRobot Corp.(x)*	1,661	67,935
KB Home	5,135	92,943
La-Z-Boy, Inc.	2,740	56,307
Legacy Housing Corp.*	268	2,479
LGI Homes, Inc.*	1,215	54,857
Lifetime Brands, Inc.	653	3,689
Lovesac Co. (The)(x)*	406	2,367
M.D.C. Holdings, Inc.	3,003	69,670
M/I Homes, Inc.*	10,003	165,350
Meritage Homes Corp.*	2,186	79,811
Purple Innovation, Inc.*	353	2,005
Skyline Champion Corp.*	3,048	47,793
Sonos, Inc.*	4,675	39,644
Taylor Morrison Home Corp., Class A*	7,974	87,714
TopBuild Corp.*	1,990	142,564
TRI Pointe Group, Inc.*	7,866	68,985
Tupperware Brands Corp.(x)	2,962	4,798
Universal Electronics, Inc.*	815	31,272
ZAGG, Inc.(x)*	1,535	4,774

		1,480,167

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	20,308
Duluth Holdings, Inc., Class B(x)*	617	2,474
Groupon, Inc.(x)*	27,493	26,949
Lands’ End, Inc.*	590	3,150
Leaf Group Ltd.*	994	1,332
Liquidity Services, Inc.*	1,796	6,968
PetMed Express, Inc.(x)	1,190	34,248
Quotient Technology, Inc.*	4,558	29,627
RealReal, Inc. (The)(x)*	3,007	21,079
Rubicon Project, Inc. (The)*	3,003	16,667
Shutterstock, Inc.	1,159	37,273
Stamps.com, Inc.*	996	129,560
Stitch Fix, Inc., Class A(x)*	2,328	29,566
Waitr Holdings, Inc.(x)*	3,013	3,706

		362,907

Leisure Products (1.3%)
Acushnet Holdings Corp.	2,041	52,495
American Outdoor Brands Corp.*	3,322	27,573
Brunswick Corp.	52,800	1,867,536
Callaway Golf Co.	121,923	1,246,053
Clarus Corp.	1,303	12,769
Escalade, Inc.	559	3,326
Johnson Outdoors, Inc., Class A	335	21,004
Malibu Boats, Inc., Class A*	1,263	36,362
Marine Products Corp.	412	3,329
MasterCraft Boat Holdings, Inc.*	1,035	7,555
Sturm Ruger & Co., Inc.	948	48,263
Vista Outdoor, Inc.*	3,589	31,583
YETI Holdings, Inc.*	3,359	65,568

		3,423,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.0%)
Big Lots, Inc.(x)	2,418	$34,384
Dillard’s, Inc., Class A(x)	643	23,759
JC Penney Co., Inc.(x)*	20,428	7,354

		65,497

Specialty Retail (0.6%)
Aaron’s, Inc.	4,091	93,193
Abercrombie & Fitch Co., Class A	3,788	34,433
American Eagle Outfitters, Inc.	9,080	72,186
America’s Car-Mart, Inc.*	310	17,469
Asbury Automotive Group, Inc.*	1,167	64,453
Ascena Retail Group, Inc.(x)*	493	685
At Home Group, Inc.(x)*	3,032	6,125
Barnes & Noble Education, Inc.*	2,098	2,853
Bed Bath & Beyond, Inc.(x)	7,407	31,183
Boot Barn Holdings, Inc.*	1,701	21,994
Buckle, Inc. (The)(x)	1,747	23,951
Caleres, Inc.	2,398	12,470
Camping World Holdings, Inc., Class A(x)	2,072	11,790
Cato Corp. (The), Class A	1,229	13,113
Chico’s FAS, Inc.	7,226	9,322
Children’s Place, Inc. (The)(x)	929	18,171
Citi Trends, Inc.	405	3,605
Conn’s, Inc.(x)*	1,259	5,263
Container Store Group, Inc. (The)*	895	2,112
Designer Brands, Inc., Class A	3,888	19,362
Express, Inc.(x)*	4,082	6,082
GameStop Corp., Class A(x)*	3,825	13,388
Genesco, Inc.*	874	11,659
GNC Holdings, Inc., Class A(x)*	4,631	2,168
Group 1 Automotive, Inc.	1,071	47,402
Guess?, Inc.	2,769	18,746
Haverty Furniture Cos., Inc.	1,050	12,485
Hibbett Sports, Inc.(x)*	1,139	12,455
Hudson Ltd., Class A*	2,450	12,299
J. Jill, Inc.(x)*	714	394
Lithia Motors, Inc., Class A	1,338	109,435
Lumber Liquidators Holdings, Inc.(x)*	1,670	7,832
MarineMax, Inc.*	1,359	14,161
Michaels Cos., Inc. (The)*	5,278	8,550
Monro, Inc.	1,978	86,656
Murphy USA, Inc.*	1,758	148,305
National Vision Holdings, Inc.*	4,666	90,614
Office Depot, Inc.	31,260	51,266
Party City Holdco, Inc.(x)*	3,139	1,439
Rent-A-Center, Inc.	2,955	41,784
RH(x)*	1,005	100,972
RTW RetailWinds, Inc.*	1,568	329
Sally Beauty Holdings, Inc.*	6,864	55,461
Shoe Carnival, Inc.(x)	610	12,670
Signet Jewelers Ltd.	3,141	20,259
Sleep Number Corp.*	1,628	31,192
Sonic Automotive, Inc., Class A	1,199	15,923
Sportsman’s Warehouse Holdings, Inc.*	2,788	17,174
Tailored Brands, Inc.(x)	2,812	4,893
Tilly’s, Inc., Class A	1,151	4,754
Winmark Corp.	138	17,584
Zumiez, Inc.*	1,256	21,754

		1,463,818

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	51,816	3,405,866
Centric Brands, Inc.(x)*	948	1,062
Crocs, Inc.*	4,155	70,594
Culp, Inc.	630	4,637
Deckers Outdoor Corp.*	1,661	222,574
Delta Apparel, Inc.*	355	3,696
Fossil Group, Inc.*	2,836	9,330
G-III Apparel Group Ltd.*	2,741	21,106
Kontoor Brands, Inc.(x)	2,678	51,337
Movado Group, Inc.	981	11,595
Oxford Industries, Inc.	904	32,779
Rocky Brands, Inc.	378	7,314
Steven Madden Ltd.	4,945	114,872
Superior Group of Cos., Inc.	664	5,617
Unifi, Inc.*	20,890	241,280
Vera Bradley, Inc.*	1,302	5,364
Vince Holding Corp.*	177	687
Wolverine World Wide, Inc.	4,540	69,008

		4,278,718

Total Consumer Discretionary		20,617,611

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	496	182,310
Celsius Holdings, Inc.(x)*	2,010	8,462
Coca-Cola Consolidated, Inc.	285	59,431
Craft Brew Alliance, Inc.*	776	11,562
MGP Ingredients, Inc.	790	21,243
National Beverage Corp.(x)*	730	31,135
New Age Beverages Corp.(x)*	4,155	5,775

		319,918

Food & Staples Retailing (1.3%)
Andersons, Inc. (The)	1,779	33,356
BJ’s Wholesale Club Holdings, Inc.*	120,763	3,075,834
Chefs’ Warehouse, Inc. (The)*	1,469	14,793
HF Foods Group, Inc.(x)*	1,218	10,219
Ingles Markets, Inc., Class A	821	29,687
Natural Grocers by Vitamin Cottage, Inc.	543	4,621
Performance Food Group Co.*	6,758	167,058
PriceSmart, Inc.	1,290	67,789
Rite Aid Corp.(x)*	3,333	49,995
SpartanNash Co.	2,083	29,829
United Natural Foods, Inc.*	3,168	29,082
Village Super Market, Inc., Class A	503	12,364
Weis Markets, Inc.	529	22,038

		3,546,665

Food Products (1.5%)
Alico, Inc.	232	7,201
B&G Foods, Inc.(x)	3,760	68,018
Bridgford Foods Corp.*	99	2,284
Calavo Growers, Inc.	986	56,882
Cal-Maine Foods, Inc.	1,921	84,486
Darling Ingredients, Inc.*	9,747	186,850
Farmer Brothers Co.*	608	4,232
Fresh Del Monte Produce, Inc.	1,879	51,879
Freshpet, Inc.*	2,091	133,552
Glanbia plc (London Stock Exchange)	31,500	327,486
Glanbia plc (Turquoise Stock Exchange)	132,100	1,434,919
Hostess Brands, Inc.*	7,259	77,381
J&J Snack Foods Corp.	911	110,231
John B Sanfilippo & Son, Inc.	495	44,253
Lancaster Colony Corp.	1,140	164,890
Landec Corp.*	1,404	12,201
Limoneira Co.	898	11,764
Maple Leaf Foods, Inc.	41,547	753,414
Sanderson Farms, Inc.	1,206	148,724
Seneca Foods Corp., Class A*	374	14,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Simply Good Foods Co. (The)*	4,992	$96,146
Tootsie Roll Industries, Inc.	1,054	37,891

		3,829,562

Household Products (0.1%)
Central Garden & Pet Co.*	419	11,522
Central Garden & Pet Co., Class A*	2,608	66,687
Oil-Dri Corp. of America	298	9,965
WD-40 Co.	829	166,505

		254,679

Personal Products (0.1%)
BellRing Brands, Inc., Class A*	2,388	40,715
Edgewell Personal Care Co.*	3,274	78,838
elf Beauty, Inc.*	1,507	14,829
Inter Parfums, Inc.	999	46,304
Lifevantage Corp.*	803	8,271
Medifast, Inc.(x)	688	43,000
Nature’s Sunshine Products, Inc.*	420	3,414
Revlon, Inc., Class A(x)*	477	5,214
USANA Health Sciences, Inc.*	783	45,226
Youngevity International, Inc.(x)*	474	332

		286,143

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	6,530	4,897
Pyxus International, Inc.(x)*	464	1,443
Turning Point Brands, Inc.	475	10,027
Universal Corp.	1,490	65,873
Vector Group Ltd.	6,449	60,750

		142,990

Total Consumer Staples		8,379,957

Energy (0.9%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	7,869	29,587
Cactus, Inc., Class A	2,857	33,141
Covia Holdings Corp.(x)*	2,389	1,365
Diamond Offshore Drilling, Inc.(x)*	4,065	7,439
DMC Global, Inc.(x)	878	20,203
Dril-Quip, Inc.*	2,194	66,917
Era Group, Inc.*	1,172	6,247
Exterran Corp.*	1,815	8,712
Forum Energy Technologies, Inc.*	4,532	804
Frank’s International NV*	6,595	17,081
FTS International, Inc.(x)*	1,908	425
Geospace Technologies Corp.*	760	4,864
Helix Energy Solutions Group, Inc.*	6,388	10,476
Hunting plc	134,997	291,836
Independence Contract Drilling, Inc.(x)*	169	237
KLX Energy Services Holdings, Inc.*	1,196	837
Liberty Oilfield Services, Inc., Class A	3,233	8,697
Mammoth Energy Services, Inc.(x)	690	517
Matrix Service Co.*	1,662	15,739
Nabors Industries Ltd.(x)	21,365	8,334
National Energy Services Reunited Corp.(x)*	1,362	6,919
Natural Gas Services Group, Inc.*	30,906	137,841
NCS Multistage Holdings, Inc.*	518	332
Newpark Resources, Inc.*	5,465	4,902
NexTier Oilfield Solutions, Inc.*	9,524	11,143
Nine Energy Service, Inc.*	913	738
Noble Corp. plc(x)*	15,051	3,913
Oceaneering International, Inc.*	6,017	17,690
Oil States International, Inc.*	3,659	7,428
Pacific Drilling SA*	1,714	737
ProPetro Holding Corp.*	4,847	12,118
RigNet, Inc.*	828	1,490
RPC, Inc.(x)	3,336	6,872
SEACOR Holdings, Inc.*	955	25,747
SEACOR Marine Holdings, Inc.*	1,107	4,849
Seadrill Ltd.(x)*	3,367	1,448
Select Energy Services, Inc., Class A*	3,676	11,873
Smart Sand, Inc.(x)*	1,341	1,395
Solaris Oilfield Infrastructure, Inc., Class A	1,764	9,261
TETRA Technologies, Inc.*	6,540	2,093
Tidewater, Inc.*	2,316	16,397
US Silica Holdings, Inc.(x)	4,363	7,853
US Well Services, Inc.*	1,153	346

		826,843

Oil, Gas & Consumable Fuels (0.6%)
Abraxas Petroleum Corp.(x)*	8,877	1,074
Altus Midstream Co.(x)*	2,893	2,170
Amplify Energy Corp.	711	402
Arch Coal, Inc., Class A(x)	908	26,241
Ardmore Shipping Corp.	2,009	10,547
Berry Corp.	3,917	9,440
Bonanza Creek Energy, Inc.*	1,087	12,229
Brigham Minerals, Inc., Class A	1,559	12,893
California Resources Corp.(x)*	2,986	2,986
Callon Petroleum Co.*	23,420	12,832
Chaparral Energy, Inc., Class A(x)*	1,784	838
Clean Energy Fuels Corp.*	8,412	14,973
CNX Resources Corp.*	10,949	58,249
Comstock Resources, Inc.(x)*	865	4,662
CONSOL Energy, Inc.*	1,296	4,782
Contura Energy, Inc.*	1,169	2,747
Crescent Point Energy Corp.(x)	469,900	363,953
CVR Energy, Inc.	1,803	29,804
Delek US Holdings, Inc.	4,282	67,484
Denbury Resources, Inc.(x)*	28,061	5,180
DHT Holdings, Inc.	6,522	50,024
Diamond S Shipping, Inc., Class S*	1,262	14,904
Dorian LPG Ltd.*	1,597	13,910
Earthstone Energy, Inc., Class A(x)*	1,120	1,971
Energy Fuels, Inc.(x)*	5,091	6,007
Evolution Petroleum Corp.	1,561	4,074
Extraction Oil & Gas, Inc.(x)*	5,142	2,170
Falcon Minerals Corp.	2,216	4,764
GasLog Ltd.(x)	2,506	9,072
Golar LNG Ltd.(x)	5,775	45,507
Goodrich Petroleum Corp.*	431	1,836
Green Plains, Inc.	2,070	10,040
Gulfport Energy Corp.(x)*	9,867	4,388
Hallador Energy Co.	1,168	1,108
HighPoint Resources Corp.*	6,452	1,226
International Seaways, Inc.	1,448	34,593
Laredo Petroleum, Inc.*	11,183	4,247
Magnolia Oil & Gas Corp., Class A(x)*	6,160	24,640
Matador Resources Co.(x)*	6,749	16,738
Montage Resources Corp.*	1,229	2,765
NACCO Industries, Inc., Class A	221	6,184
NextDecade Corp.(x)*	656	1,233
Nordic American Tankers Ltd.	8,928	40,444
Northern Oil and Gas, Inc.(x)*	17,695	11,734
Oasis Petroleum, Inc.(x)*	19,425	6,799
Overseas Shipholding Group, Inc., Class A*	2,918	6,624
Panhandle Oil and Gas, Inc., Class A	876	3,232
Par Pacific Holdings, Inc.*	2,097	14,889
PDC Energy, Inc.*	6,143	38,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Peabody Energy Corp.	4,163	$12,073
Penn Virginia Corp.*	856	2,645
PrimeEnergy Resources Corp.*	30	2,220
QEP Resources, Inc.	14,529	4,860
Renewable Energy Group, Inc.*	2,134	43,811
REX American Resources Corp.*	346	16,092
Ring Energy, Inc.(x)*	3,225	2,124
Rosehill Resources, Inc.*	599	246
SandRidge Energy, Inc.*	1,748	1,572
Scorpio Tankers, Inc.	2,647	50,611
SFL Corp. Ltd.	5,110	48,392
SilverBow Resources, Inc.(x)*	436	1,077
SM Energy Co.(x)	6,839	8,344
Southwestern Energy Co.(x)*	31,561	53,338
Talos Energy, Inc.*	1,156	6,647
Teekay Corp.*	3,871	12,232
Teekay Tankers Ltd., Class A*	1,367	30,402
Tellurian, Inc.(x)*	5,839	5,278
Unit Corp.(x)*	3,051	793
Uranium Energy Corp.(x)*	10,218	5,722
W&T Offshore, Inc.(x)*	5,836	9,921
Whiting Petroleum Corp.(x)*	5,541	3,715
World Fuel Services Corp.	3,919	98,680

		1,447,552

Total Energy		2,274,395

Financials (18.8%)
Banks (9.5%)
1st Constitution Bancorp	431	5,711
1st Source Corp.	850	27,566
ACNB Corp.	393	11,790
Allegiance Bancshares, Inc.	1,102	26,569
Amalgamated Bank, Class A	777	8,407
Amerant Bancorp, Inc.*	1,111	17,098
American National Bankshares, Inc.	694	16,587
Ameris Bancorp	3,712	88,197
Ames National Corp.	510	10,430
Arrow Financial Corp.	817	22,770
Atlantic Capital Bancshares, Inc.*	1,114	13,223
Atlantic Union Bankshares Corp.	33,866	741,665
Banc of California, Inc.	2,778	22,224
BancFirst Corp.	1,155	38,542
Bancorp, Inc. (The)*	3,071	18,641
BancorpSouth Bank	5,859	110,852
Bank First Corp.(x)	332	18,592
Bank of Commerce Holdings	924	7,272
Bank of Marin Bancorp	827	24,810
Bank of NT Butterfield & Son Ltd. (The)	3,310	56,369
Bank of Princeton (The)	312	7,254
Bank7 Corp.	212	1,683
BankFinancial Corp.	801	7,057
Bankwell Financial Group, Inc.	446	6,806
Banner Corp.	1,955	64,593
Bar Harbor Bankshares	924	15,967
Baycom Corp.*	580	6,989
BCB Bancorp, Inc.	805	8,573
Berkshire Hills Bancorp, Inc.	2,828	42,024
Boston Private Financial Holdings, Inc.	4,719	33,741
Bridge Bancorp, Inc.	1,072	22,684
Brookline Bancorp, Inc.	4,472	50,444
Bryn Mawr Bank Corp.	59,472	1,687,815
Business First Bancshares, Inc.	717	9,680
Byline Bancorp, Inc.	1,487	15,420
C&F Financial Corp.	197	7,860
Cadence Bancorp	7,638	50,029
Cambridge Bancorp(x)	277	14,404
Camden National Corp.	986	31,010
Capital Bancorp, Inc.*	398	4,983
Capital City Bank Group, Inc.	871	17,525
Capstar Financial Holdings, Inc.	839	8,298
Carolina Financial Corp.	1,338	34,614
Carter Bank & Trust	1,429	13,118
Cathay General Bancorp	4,314	99,006
CBTX, Inc.	1,135	20,169
CenterState Bank Corp.	85,770	1,477,817
Central Pacific Financial Corp.	1,462	23,246
Central Valley Community Bancorp	767	10,002
Century Bancorp, Inc., Class A	179	11,141
Chemung Financial Corp.	243	8,014
Citizens & Northern Corp.	689	13,780
City Holding Co.	973	64,734
Civista Bancshares, Inc.	881	13,180
CNB Financial Corp.	900	16,983
Coastal Financial Corp.*	446	4,688
Codorus Valley Bancorp, Inc.	562	9,048
Colony Bankcorp, Inc.	427	5,338
Columbia Banking System, Inc.	126,218	3,382,642
Community Bank System, Inc.	2,868	168,638
Community Bankers Trust Corp.	1,280	6,208
Community Financial Corp. (The)	281	6,210
Community Trust Bancorp, Inc.	989	31,440
ConnectOne Bancorp, Inc.	2,073	27,861
CrossFirst Bankshares, Inc.*	2,579	21,664
Customers Bancorp, Inc.*	1,635	17,871
CVB Financial Corp.	7,979	159,979
Dime Community Bancshares, Inc.	1,954	26,789
Eagle Bancorp, Inc.	2,002	60,480
Enterprise Bancorp, Inc.	546	14,737
Enterprise Financial Services Corp.	1,533	42,786
Equity Bancshares, Inc., Class A*	868	14,973
Esquire Financial Holdings, Inc.*	366	5,508
Evans Bancorp, Inc.	281	6,831
Farmers & Merchants Bancorp, Inc.	579	15,002
Farmers National Banc Corp.	1,486	17,282
FB Financial Corp.	1,057	20,844
Fidelity D&D Bancorp, Inc.(x)	159	8,112
Financial Institutions, Inc.	994	18,031
First Bancorp (Nasdaq Stock Exchange)	1,858	42,883
First Bancorp (Quotrix Stock Exchange)	12,981	69,059
First Bancorp, Inc.	677	14,894
First Bancshares, Inc. (The)	1,032	19,680
First Bank	927	6,433
First Busey Corp.	3,093	52,921
First Business Financial Services, Inc.	480	7,440
First Capital, Inc.(x)	186	11,141
First Choice Bancorp	579	8,691
First Commonwealth Financial Corp.	5,664	51,769
First Community Bankshares, Inc.	986	22,974
First Financial Bancorp	5,693	84,883
First Financial Bankshares, Inc.(x)	7,877	211,419
First Financial Corp.	841	28,359
First Financial Northwest, Inc.	529	5,311
First Foundation, Inc.	2,402	24,548
First Guaranty Bancshares, Inc.	278	4,012
First Horizon National Corp.	309,700	2,496,182
First Internet Bancorp	562	9,228
First Interstate BancSystem, Inc., Class A	2,208	63,679
First Merchants Corp.	3,204	84,874
First Mid Bancshares, Inc.	924	21,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Midwest Bancorp, Inc.	5,965	$78,947
First Northwest Bancorp	672	7,305
First of Long Island Corp. (The)	74,904	1,299,584
Flushing Financial Corp.	1,692	22,605
FNCB Bancorp, Inc.	983	6,793
Franklin Financial Network, Inc.	820	16,720
Franklin Financial Services Corp.	241	6,616
Fulton Financial Corp.	9,578	110,051
FVCBankcorp, Inc.*	697	9,284
German American Bancorp, Inc.	40,434	1,109,913
Glacier Bancorp, Inc.	35,829	1,218,365
Great Southern Bancorp, Inc.	710	28,684
Great Western Bancorp, Inc.	3,135	64,205
Guaranty Bancshares, Inc.	473	10,945
Hancock Whitney Corp.	5,234	102,168
Hanmi Financial Corp.	1,613	17,501
HarborOne Bancorp, Inc.*	1,506	11,340
Hawthorn Bancshares, Inc.	325	5,964
HBT Financial, Inc.	547	5,760
Heartland Financial USA, Inc.	2,112	63,782
Heritage Commerce Corp.	3,295	25,273
Heritage Financial Corp.	2,216	44,320
Hilltop Holdings, Inc.	4,210	63,655
Home BancShares, Inc.	9,188	110,164
HomeTrust Bancshares, Inc.	944	15,029
Hope Bancorp, Inc.	7,294	59,957
Horizon Bancorp, Inc.	2,348	23,151
Howard Bancorp, Inc.*	723	7,852
IBERIABANK Corp.	3,021	109,239
Independent Bank Corp./MA	2,008	129,255
Independent Bank Corp./MI	1,314	16,911
Independent Bank Group, Inc.	2,166	51,291
International Bancshares Corp.	3,405	91,526
Investar Holding Corp.	604	7,713
Investors Bancorp, Inc.	13,718	109,607
Lakeland Bancorp, Inc.	3,120	33,727
Lakeland Financial Corp.	67,083	2,465,300
LCNB Corp.	717	9,034
Level One Bancorp, Inc.	291	5,238
Live Oak Bancshares, Inc.	1,575	19,640
Macatawa Bank Corp.	1,606	11,435
Mackinac Financial Corp.	529	5,528
MainStreet Bancshares, Inc.*	408	6,838
Malvern Bancorp, Inc.*	505	6,186
Mercantile Bank Corp.	1,024	21,678
Metrocity Bankshares, Inc.(x)	956	11,223
Metropolitan Bank Holding Corp.*	403	10,853
Mid Penn Bancorp, Inc.	396	8,019
Midland States Bancorp, Inc.	1,385	24,224
MidWestOne Financial Group, Inc.	687	14,386
MutualFirst Financial, Inc.	393	11,083
MVB Financial Corp.	542	6,911
National Bank Holdings Corp., Class A	1,832	43,785
National Bankshares, Inc.	370	11,803
NBT Bancorp, Inc.	2,452	79,420
Nicolet Bankshares, Inc.*	509	27,781
Northeast Bank	384	4,477
Northrim BanCorp, Inc.	408	11,016
Norwood Financial Corp.	351	9,372
Oak Valley Bancorp	404	6,359
OFG Bancorp	3,081	34,446
Ohio Valley Banc Corp.	244	7,315
Old National Bancorp	10,098	133,193
Old Second Bancorp, Inc.	1,744	12,051
Opus Bank	1,374	23,811
Origin Bancorp, Inc.	1,191	24,118
Orrstown Financial Services, Inc.	588	8,097
Pacific Mercantile Bancorp*	1,117	5,261
Pacific Premier Bancorp, Inc.	3,592	67,673
Park National Corp.	806	62,578
Parke Bancorp, Inc.	568	7,662
PCB Bancorp	711	6,954
Peapack Gladstone Financial Corp.	959	17,214
Penns Woods Bancorp, Inc.	474	11,518
Peoples Bancorp of North Carolina, Inc.	278	5,660
Peoples Bancorp, Inc.	32,735	725,080
Peoples Financial Services Corp.	429	17,049
People’s Utah Bancorp	985	19,079
Preferred Bank	849	28,713
Premier Financial Bancorp, Inc.	855	10,602
QCR Holdings, Inc.	915	24,769
RBB Bancorp	932	12,787
Red River Bancshares, Inc.	296	11,017
Reliant Bancorp, Inc.	372	4,192
Renasant Corp.	3,356	73,295
Republic Bancorp, Inc., Class A	606	20,016
Republic First Bancorp, Inc.*	2,438	5,339
Richmond Mutual Bancorporation, Inc.*	789	8,048
S&T Bancorp, Inc.	2,199	60,077
Sandy Spring Bancorp, Inc.	2,182	49,401
SB One Bancorp	470	7,990
Seacoast Banking Corp. of Florida*	3,053	55,900
Select Bancorp, Inc.*	873	6,661
ServisFirst Bancshares, Inc.	2,929	85,878
Shore Bancshares, Inc.	753	8,170
Sierra Bancorp	924	16,244
Simmons First National Corp., Class A	5,655	104,052
SmartFinancial, Inc.	731	11,119
South Plains Financial, Inc.	609	9,433
South State Corp.	1,998	117,343
Southern First Bancshares, Inc.*	401	11,376
Southern National Bancorp of Virginia, Inc.	1,132	11,139
Southside Bancshares, Inc.	1,884	57,255
Spirit of Texas Bancshares, Inc.*	818	8,458
Stock Yards Bancorp, Inc.	1,219	35,266
Summit Financial Group, Inc.	665	14,105
TCF Financial Corp.	1,834	41,558
Tompkins Financial Corp.	844	60,599
Towne Bank	4,124	74,603
TriCo Bancshares	1,675	49,949
TriState Capital Holdings, Inc.*	1,362	13,171
Triumph Bancorp, Inc.*	1,414	36,764
Trustmark Corp.	3,771	87,864
UMB Financial Corp.	2,629	121,933
Union Bankshares, Inc.	232	5,220
United Bankshares, Inc.	5,768	133,125
United Community Banks, Inc.	4,352	79,685
United Security Bancshares	771	4,934
Unity Bancorp, Inc.	453	5,300
Univest Financial Corp.	1,806	29,474
Valley National Bancorp	22,912	167,487
Veritex Holdings, Inc.	3,200	44,704
Washington Trust Bancorp, Inc.	30,497	1,114,970
WesBanco, Inc.	3,983	94,397
West Bancorporation, Inc.	1,035	16,922
Westamerica Bancorp	1,576	92,637

		24,902,727

Capital Markets (1.6%)
Ares Management Corp.	4,305	133,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Artisan Partners Asset Management, Inc., Class A	3,021	$64,921
Assetmark Financial Holdings, Inc.*	827	16,863
Associated Capital Group, Inc., Class A	145	4,437
B. Riley Financial, Inc.	1,251	23,043
Blucora, Inc.*	2,915	35,126
Brightsphere Investment Group, Inc.	4,208	26,889
Calamos Asset Management, Inc.(r)*	1,249	—
Cohen & Steers, Inc.	1,380	62,721
Cowen, Inc., Class A	1,763	17,031
Diamond Hill Investment Group, Inc.	159	14,348
Donnelley Financial Solutions, Inc.*	1,849	9,744
Federated Hermes, Inc., Class B	5,823	110,928
Focus Financial Partners, Inc., Class A*	1,841	42,361
GAIN Capital Holdings, Inc.(x)	1,174	6,551
GAMCO Investors, Inc., Class A	302	3,319
Greenhill & Co., Inc.	656	6,455
Hamilton Lane, Inc., Class A	1,321	73,065
Houlihan Lokey, Inc.	59,105	3,080,553
INTL. FCStone, Inc.*	980	35,535
Moelis & Co., Class A	2,746	77,163
Oppenheimer Holdings, Inc., Class A	616	12,172
Piper Sandler Cos	848	42,883
PJT Partners, Inc., Class A	1,406	61,006
Pzena Investment Management, Inc., Class A	1,070	4,772
Safeguard Scientifics, Inc.	1,130	6,271
Sculptor Capital Management, Inc.	968	13,107
Siebert Financial Corp.*	369	2,664
Silvercrest Asset Management Group, Inc., Class A	492	4,654
Stifel Financial Corp.	4,008	165,450
Value Line, Inc.	76	2,459
Virtus Investment Partners, Inc.	410	31,205
Waddell & Reed Financial, Inc., Class A	4,015	45,691
Westwood Holdings Group, Inc.	484	8,862
WisdomTree Investments, Inc.	8,113	18,903

		4,264,306

Consumer Finance (0.2%)
Curo Group Holdings Corp.	999	5,295
Elevate Credit, Inc.*	1,202	1,250
Encore Capital Group, Inc.*	1,709	39,956
Enova International, Inc.*	1,991	28,850
EZCORP, Inc., Class A*	3,157	13,165
FirstCash, Inc.	2,453	175,978
Green Dot Corp., Class A*	2,939	74,621
LendingClub Corp.*	4,001	31,408
Medallion Financial Corp.*	1,185	2,204
Nelnet, Inc., Class A	1,028	46,681
Oportun Financial Corp.*	437	4,610
PRA Group, Inc.*	2,723	75,482
Regional Management Corp.*	516	7,049
World Acceptance Corp.*	330	18,021

		524,570

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,895	19,537
Cannae Holdings, Inc.*	4,312	144,409
FGL Holdings	8,982	88,023
GWG Holdings, Inc.(x)*	317	3,221
Marlin Business Services Corp.	581	6,490
On Deck Capital, Inc.*	3,818	5,880

		267,560

Insurance (6.3%)
Ambac Financial Group, Inc.*	2,776	34,256
American Equity Investment Life Holding Co.	5,092	95,730
AMERISAFE, Inc.	1,037	66,855
Argo Group International Holdings Ltd.	2,013	74,602
Benefytt Technologies, Inc., Class A(x)*	589	13,188
BRP Group, Inc., Class A*	906	9,558
Citizens, Inc.(x)*	3,175	20,701
CNO Financial Group, Inc.	168,442	2,086,996
Crawford & Co., Class A	950	6,840
Donegal Group, Inc., Class A	560	8,512
eHealth, Inc.*	1,353	190,529
Employers Holdings, Inc.	1,749	70,852
Enstar Group Ltd.*	692	110,063
FBL Financial Group, Inc., Class A	619	28,889
FedNat Holding Co.	663	7,611
Genworth Financial, Inc., Class A*	30,640	101,725
Global Indemnity Ltd.	518	13,209
Goosehead Insurance, Inc., Class A*	700	31,241
Greenlight Capital Re Ltd., Class A(x)*	1,919	11,418
Hallmark Financial Services, Inc.*	915	3,697
Hanover Insurance Group, Inc. (The)	36,006	3,261,424
HCI Group, Inc.	416	16,744
Heritage Insurance Holdings, Inc.	1,404	15,037
Horace Mann Educators Corp.	111,648	4,085,200
Independence Holding Co.	286	7,310
Investors Title Co.	87	11,136
James River Group Holdings Ltd.	1,724	62,478
Kinsale Capital Group, Inc.	1,241	129,722
MBIA, Inc.*	4,321	30,852
National General Holdings Corp.	4,111	68,037
National Western Life Group, Inc., Class A	122	20,984
NI Holdings, Inc.*	634	8,597
Old Republic International Corp.	235,500	3,591,375
Palomar Holdings, Inc.*	1,080	62,813
ProAssurance Corp.	2,876	71,900
ProSight Global, Inc.*	547	5,333
Protective Insurance Corp., Class B	553	7,604
RLI Corp.	2,390	210,153
Safety Insurance Group, Inc.	893	75,396
Selective Insurance Group, Inc.	32,337	1,607,149
State Auto Financial Corp.	1,003	27,873
Stewart Information Services Corp.	1,325	35,338
Third Point Reinsurance Ltd.*	4,752	35,212
Tiptree, Inc.	1,537	8,023
Trupanion, Inc.(x)*	1,735	45,162
United Fire Group, Inc.	1,303	42,491
United Insurance Holdings Corp.	1,251	11,559
Universal Insurance Holdings, Inc.	1,857	33,277
Watford Holdings Ltd.*	1,153	16,891

		16,591,542

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AG Mortgage Investment Trust, Inc. (REIT)	1,869	5,121
Anworth Mortgage Asset Corp. (REIT)	5,795	6,548
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,243	68,583
Ares Commercial Real Estate Corp. (REIT)(x)	1,699	11,876
Arlington Asset Investment Corp. (REIT), Class A	2,072	4,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT)	3,670	$32,333
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,587	141,270
Capstead Mortgage Corp. (REIT)	5,681	23,860
Cherry Hill Mortgage Investment Corp. (REIT)	901	5,586
Colony Credit Real Estate, Inc. (REIT)	4,944	19,479
Dynex Capital, Inc. (REIT)	1,377	14,376
Ellington Financial, Inc. (REIT)	2,407	13,744
Exantas Capital Corp. (REIT)	1,881	5,192
Granite Point Mortgage Trust, Inc. (REIT)	3,293	16,696
Great Ajax Corp. (REIT)	954	6,067
Invesco Mortgage Capital, Inc. (REIT)	9,757	33,271
KKR Real Estate Finance Trust, Inc. (REIT)	1,611	24,181
Ladder Capital Corp. (REIT)	6,227	29,516
New York Mortgage Trust, Inc. (REIT)	21,630	33,526
Orchid Island Capital, Inc. (REIT)(x)	3,847	11,349
PennyMac Mortgage Investment Trust (REIT)‡	5,790	61,490
Ready Capital Corp. (REIT)	1,957	14,130
Redwood Trust, Inc. (REIT)	6,735	34,079
TPG RE Finance Trust, Inc. (REIT)	3,065	16,827
Western Asset Mortgage Capital Corp. (REIT)	3,158	7,232

		640,870

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	3,496	63,382
Bridgewater Bancshares, Inc.*	1,373	13,387
Capitol Federal Financial, Inc.	7,850	91,139
Columbia Financial, Inc.*	3,244	46,714
ESSA Bancorp, Inc.	543	7,412
Essent Group Ltd.	5,680	149,611
Federal Agricultural Mortgage Corp., Class C	552	30,708
First Defiance Financial Corp.	2,206	32,516
Flagstar Bancorp, Inc.	2,087	41,385
FS Bancorp, Inc.	230	8,280
Greene County Bancorp, Inc.	158	3,691
Hingham Institution for Savings	80	11,599
Home Bancorp, Inc.	501	12,234
HomeStreet, Inc.	1,289	28,654
Kearny Financial Corp.	4,982	42,795
Luther Burbank Corp.	1,154	10,582
Merchants Bancorp	495	7,514
Meridian Bancorp, Inc.	2,974	33,368
Meta Financial Group, Inc.	2,145	46,589
MMA Capital Holdings, Inc.*	281	6,949
Mr Cooper Group, Inc.*	4,617	33,843
NMI Holdings, Inc., Class A*	3,984	46,254
Northfield Bancorp, Inc.	2,535	28,367
Northwest Bancshares, Inc.	5,892	68,170
OceanFirst Financial Corp.	3,118	49,607
Ocwen Financial Corp.*	7,735	3,868
OP Bancorp	745	5,558
PCSB Financial Corp.	946	13,235
PDL Community Bancorp*	441	4,529
PennyMac Financial Services, Inc.‡	1,023	22,619
Pioneer Bancorp, Inc.*	663	6,882
Provident Bancorp, Inc.*	511	4,405
Provident Financial Holdings, Inc.	336	5,117
Provident Financial Services, Inc.	3,734	48,019
Prudential Bancorp, Inc.	482	7,134
Radian Group, Inc.	12,187	157,822
Riverview Bancorp, Inc.	1,161	5,817
Southern Missouri Bancorp, Inc.	452	10,970
Sterling Bancorp, Inc.	1,005	4,322
Territorial Bancorp, Inc.	519	12,741
Timberland Bancorp, Inc.	426	7,792
TrustCo Bank Corp.	110,560	598,130
Walker & Dunlop, Inc.	1,678	67,573
Washington Federal, Inc.	4,628	120,143
Waterstone Financial, Inc.	1,452	21,112
Western New England Bancorp, Inc.	1,448	9,788
WSFS Financial Corp.	3,098	77,202

		2,129,528

Total Financials		49,321,103

Health Care (8.2%)
Biotechnology (3.1%)
89bio, Inc.(x)*	177	4,469
Abeona Therapeutics, Inc.*	3,508	7,367
ACADIA Pharmaceuticals, Inc.*	6,679	282,188
Acceleron Pharma, Inc.*	2,693	242,020
Acorda Therapeutics, Inc.(x)*	2,485	2,318
Adamas Pharmaceuticals, Inc.*	1,243	3,592
ADMA Biologics, Inc.(x)*	5,057	14,564
Aduro Biotech, Inc.*	3,626	9,935
Adverum Biotechnologies, Inc.*	3,725	36,393
Aeglea BioTherapeutics, Inc.*	1,503	7,004
Affimed NV*	3,459	5,465
Agenus, Inc.*	6,009	14,722
AgeX Therapeutics, Inc.(x)*	1,222	1,136
Aimmune Therapeutics, Inc.(x)*	2,734	39,424
Akcea Therapeutics, Inc.(x)*	716	10,239
Akebia Therapeutics, Inc.*	7,436	56,365
Akero Therapeutics, Inc.*	521	11,045
Albireo Pharma, Inc.*	593	9,707
Aldeyra Therapeutics, Inc.(x)*	1,234	3,048
Alector, Inc.*	2,053	49,539
Allakos, Inc.(x)*	1,183	52,632
Allogene Therapeutics, Inc.(x)*	2,360	45,878
AMAG Pharmaceuticals, Inc.(x)*	2,025	12,515
Amicus Therapeutics, Inc.*	15,542	143,608
AnaptysBio, Inc.*	1,497	21,153
Anavex Life Sciences Corp.(x)*	2,465	7,765
Anika Therapeutics, Inc.*	817	23,619
Apellis Pharmaceuticals, Inc.*	3,382	90,604
Applied Therapeutics, Inc.(x)*	526	17,195
Aprea Therapeutics, Inc.*	389	13,522
Arcus Biosciences, Inc.*	1,811	25,137
Arcutis Biotherapeutics, Inc.*	594	17,701
Ardelyx, Inc.*	3,644	20,716
Arena Pharmaceuticals, Inc.*	3,033	127,386
Arrowhead Pharmaceuticals, Inc.*	5,954	171,297
Assembly Biosciences, Inc.*	1,645	24,395
Atara Biotherapeutics, Inc.*	3,127	26,611
Athenex, Inc.*	4,148	32,106
Athersys, Inc.(x)*	7,353	22,059
Atreca, Inc., Class A*	978	16,186
Avid Bioservices, Inc.*	3,219	16,449
Avrobio, Inc.*	1,539	23,947
Beam Therapeutics, Inc.*	699	12,582
Beyondspring, Inc.(x)*	891	11,414
BioCryst Pharmaceuticals, Inc.(x)*	8,917	17,834
Biohaven Pharmaceutical Holding Co. Ltd.*	2,533	86,198
BioSpecifics Technologies Corp.*	352	19,913
Bioxcel Therapeutics, Inc.(x)*	532	11,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Black Diamond Therapeutics, Inc.(x)*	685	$17,091
Blueprint Medicines Corp.*	3,248	189,943
Bridgebio Pharma, Inc.(x)*	4,433	128,557
Cabaletta Bio, Inc.*	393	2,869
Calithera Biosciences, Inc.*	2,866	12,725
Calyxt, Inc.(x)*	536	1,785
CareDx, Inc.*	2,496	54,488
CASI Pharmaceuticals, Inc.(x)*	2,802	5,716
Castle Biosciences, Inc.(x)*	537	16,008
Catalyst Pharmaceuticals, Inc.*	5,937	22,857
Celcuity, Inc.*	315	2,048
Cellular Biomedicine Group, Inc.*	678	10,726
CEL-SCI Corp.(x)*	1,940	22,388
Centogene NV*	126	2,520
Checkpoint Therapeutics, Inc.*	1,324	1,999
ChemoCentryx, Inc.*	2,432	97,718
Chimerix, Inc.*	2,753	3,964
Clovis Oncology, Inc.(x)*	3,074	19,551
Coherus Biosciences, Inc.*	3,764	61,052
Concert Pharmaceuticals, Inc.*	1,705	15,072
Constellation Pharmaceuticals, Inc.*	1,112	34,950
Corbus Pharmaceuticals Holdings, Inc.(x)*	4,128	21,631
Cortexyme, Inc.(x)*	684	31,197
Crinetics Pharmaceuticals, Inc.*	634	9,320
Cue Biopharma, Inc.*	995	14,119
Cyclerion Therapeutics, Inc.(x)*	1,356	3,593
Cytokinetics, Inc.*	3,345	39,438
CytomX Therapeutics, Inc.*	2,835	21,744
Deciphera Pharmaceuticals, Inc.*	1,246	51,298
Denali Therapeutics, Inc.*	3,104	54,351
Dicerna Pharmaceuticals, Inc.*	3,170	58,233
Dynavax Technologies Corp.(x)*	5,062	17,869
Eagle Pharmaceuticals, Inc.*	553	25,438
Editas Medicine, Inc.*	3,026	60,006
Eidos Therapeutics, Inc.(x)*	636	31,158
Eiger BioPharmaceuticals, Inc.*	1,346	9,153
Emergent BioSolutions, Inc.*	2,721	157,437
Enanta Pharmaceuticals, Inc.*	1,124	57,807
Enochian Biosciences, Inc.(x)*	830	2,490
Epizyme, Inc.*	4,725	73,285
Esperion Therapeutics, Inc.(x)*	1,520	47,926
Evelo Biosciences, Inc.(x)*	754	2,831
Fate Therapeutics, Inc.*	3,652	81,111
FibroGen, Inc.*	4,708	163,603
Five Prime Therapeutics, Inc.*	1,864	4,231
Flexion Therapeutics, Inc.(x)*	1,907	15,008
Forty Seven, Inc.*	1,509	143,989
Frequency Therapeutics, Inc.*	347	6,180
G1 Therapeutics, Inc.*	2,061	22,712
Galectin Therapeutics, Inc.(x)*	1,852	3,630
Geron Corp.(x)*	13,315	15,845
Global Blood Therapeutics, Inc.*	3,454	176,465
GlycoMimetics, Inc.*	2,173	4,954
Gossamer Bio, Inc.*	2,605	26,441
Gritstone Oncology, Inc.(x)*	1,431	8,328
Halozyme Therapeutics, Inc.*	8,054	144,891
Harpoon Therapeutics, Inc.(x)*	341	3,949
Heron Therapeutics, Inc.*	5,060	59,404
Homology Medicines, Inc.*	1,635	25,408
Hookipa Pharma, Inc.*	601	4,958
IGM Biosciences, Inc.*	298	16,733
ImmunoGen, Inc.*	10,511	35,843
Immunomedics, Inc.*	11,252	151,677
Inovio Pharmaceuticals, Inc.(x)*	5,673	42,207
Insmed, Inc.*	5,201	83,372
Intellia Therapeutics, Inc.(x)*	2,238	27,371
Intercept Pharmaceuticals, Inc.*	1,508	94,944
Invitae Corp.(x)*	5,249	71,754
Iovance Biotherapeutics, Inc.*	6,945	207,899
Ironwood Pharmaceuticals, Inc.*	9,361	94,453
Jounce Therapeutics, Inc.*	777	3,691
Kadmon Holdings, Inc.*	9,422	39,478
KalVista Pharmaceuticals, Inc.*	670	5,126
Karuna Therapeutics, Inc.*	621	44,712
Karyopharm Therapeutics, Inc.*	3,619	69,521
Kezar Life Sciences, Inc.*	1,953	8,515
Kindred Biosciences, Inc.*	2,127	8,508
Kiniksa Pharmaceuticals Ltd., Class A*	801	12,399
Kodiak Sciences, Inc.(x)*	1,668	79,564
Krystal Biotech, Inc.*	638	27,587
Kura Oncology, Inc.*	2,085	20,746
La Jolla Pharmaceutical Co.*	1,213	5,095
Lexicon Pharmaceuticals, Inc.(x)*	2,455	4,787
Ligand Pharmaceuticals, Inc.(x)*	1,032	75,047
Lineage Cell Therapeutics, Inc.(x)*	7,132	5,906
LogicBio Therapeutics, Inc.*	571	2,821
MacroGenics, Inc.*	2,916	16,971
Madrigal Pharmaceuticals, Inc.(x)*	523	34,916
Magenta Therapeutics, Inc.(x)*	1,118	7,021
MannKind Corp.(x)*	11,949	12,307
Marker Therapeutics, Inc.(x)*	1,556	2,956
MediciNova, Inc.(x)*	2,364	8,794
MEI Pharma, Inc.*	7,925	12,759
MeiraGTx Holdings plc*	897	12,056
Mersana Therapeutics, Inc.*	2,063	12,027
Millendo Therapeutics, Inc.*	1,117	5,898
Minerva Neurosciences, Inc.*	1,844	11,101
Mirati Therapeutics, Inc.*	1,771	136,137
Mirum Pharmaceuticals, Inc.(x)*	320	4,480
Molecular Templates, Inc.*	1,242	16,506
Momenta Pharmaceuticals, Inc.*	6,757	183,790
Morphic Holding, Inc.(x)*	596	8,749
Mustang Bio, Inc.*	1,599	4,285
Myriad Genetics, Inc.*	4,250	60,818
Natera, Inc.*	3,752	112,035
Neon Therapeutics, Inc.*	37	98
NextCure, Inc.*	845	31,324
Novavax, Inc.(x)*	1,884	25,585
Oncocyte Corp.*	1,234	3,023
OPKO Health, Inc.(x)*	22,721	30,446
Organogenesis Holdings, Inc.*	605	1,954
Oyster Point Pharma, Inc.*	339	11,865
Palatin Technologies, Inc.(x)*	12,549	5,316
PDL BioPharma, Inc.*	6,843	19,297
Pfenex, Inc.*	1,781	15,708
PhaseBio Pharmaceuticals, Inc.(x)*	788	2,608
Pieris Pharmaceuticals, Inc.*	2,929	6,678
PolarityTE, Inc.(x)*	806	870
Portola Pharmaceuticals, Inc.(x)*	4,539	32,363
Precigen, Inc.(x)*	4,243	14,426
Precision BioSciences, Inc.(x)*	2,160	13,025
Prevail Therapeutics, Inc.*	787	9,594
Principia Biopharma, Inc.*	1,108	65,793
Progenics Pharmaceuticals, Inc.*	4,969	18,882
Protagonist Therapeutics, Inc.*	871	6,149
Prothena Corp. plc*	2,297	24,578
PTC Therapeutics, Inc.*	3,637	162,247
Puma Biotechnology, Inc.*	1,767	14,914
Ra Pharmaceuticals, Inc.*	2,040	97,940
Radius Health, Inc.*	2,777	36,101
REGENXBIO, Inc.*	2,029	65,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Replimune Group, Inc.*	756	$7,537
Retrophin, Inc.*	2,572	37,525
REVOLUTION Medicines, Inc.*	814	17,835
Rhythm Pharmaceuticals, Inc.*	1,767	26,894
Rigel Pharmaceuticals, Inc.*	10,542	16,446
Rocket Pharmaceuticals, Inc.*	1,708	23,827
Rubius Therapeutics, Inc.(x)*	2,007	8,931
Sangamo Therapeutics, Inc.*	6,971	44,405
Savara, Inc.*	1,684	3,570
Scholar Rock Holding Corp.(x)*	1,084	13,127
Seres Therapeutics, Inc.*	2,216	7,911
Solid Biosciences, Inc.*	1,096	2,619
Sorrento Therapeutics, Inc.(x)*	8,629	15,877
Spectrum Pharmaceuticals, Inc.*	6,866	15,998
Spero Therapeutics, Inc.*	677	5,470
SpringWorks Therapeutics, Inc.*	628	16,956
Stemline Therapeutics, Inc.*	2,473	11,969
Stoke Therapeutics, Inc.*	987	22,602
Sutro Biopharma, Inc.*	625	6,375
Syndax Pharmaceuticals, Inc.*	1,154	12,659
Synlogic, Inc.*	863	1,484
Syros Pharmaceuticals, Inc.*	1,990	11,801
TCR2 Therapeutics, Inc.(x)*	712	5,511
TG Therapeutics, Inc.*	5,288	52,034
Tocagen, Inc.(x)*	1,219	1,487
Translate Bio, Inc.*	2,244	22,373
Turning Point Therapeutics, Inc.*	1,664	74,314
Twist Bioscience Corp.*	1,543	47,185
Tyme Technologies, Inc.(x)*	5,758	6,334
Ultragenyx Pharmaceutical, Inc.*	3,239	143,909
UNITY Biotechnology, Inc.(x)*	1,533	8,891
UroGen Pharma Ltd.(x)*	1,158	20,659
Vanda Pharmaceuticals, Inc.*	3,175	32,893
VBI Vaccines, Inc.(x)*	8,884	8,440
Veracyte, Inc.*	2,837	68,967
Vericel Corp.*	2,677	24,548
Viela Bio, Inc.*	329	12,502
Viking Therapeutics, Inc.(x)*	4,072	19,057
Vir Biotechnology, Inc.(x)*	435	14,907
Voyager Therapeutics, Inc.*	1,503	13,752
X4 Pharmaceuticals, Inc.*	1,219	12,190
XBiotech, Inc.*	944	10,025
Xencor, Inc.*	2,758	82,409
Y-mAbs Therapeutics, Inc.*	1,426	37,219
ZIOPHARM Oncology, Inc.(x)*	11,223	27,496

		8,047,075

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	5,175	9,832
Alphatec Holdings, Inc.*	2,319	8,000
AngioDynamics, Inc.*	2,225	23,207
Antares Pharma, Inc.*	10,109	23,857
Apyx Medical Corp.*	1,912	6,864
AtriCure, Inc.*	2,261	75,947
Atrion Corp.	87	56,550
Avanos Medical, Inc.*	2,874	77,397
Axogen, Inc.*	2,093	21,767
Axonics Modulation Technologies, Inc.(x)*	1,138	28,916
BioLife Solutions, Inc.*	383	3,638
BioSig Technologies, Inc.(x)*	900	3,771
Cardiovascular Systems, Inc.*	2,070	72,885
Cerus Corp.*	9,336	43,412
Conformis, Inc.(x)*	3,668	2,311
CONMED Corp.	1,580	90,487
CryoLife, Inc.*	2,099	35,515
CryoPort, Inc.(x)*	1,914	32,672
Cutera, Inc.*	794	10,370
CytoSorbents Corp.(x)*	1,953	15,097
ElectroCore, Inc.*	818	777
Envista Holdings Corp.*	67,300	1,005,462
GenMark Diagnostics, Inc.*	3,934	16,208
Glaukos Corp.(x)*	2,330	71,904
Globus Medical, Inc., Class A*	4,518	192,150
Haemonetics Corp.*	3,007	299,678
Heska Corp.*	430	23,779
Inogen, Inc.*	1,108	57,239
Integer Holdings Corp.*	35,667	2,242,028
IntriCon Corp.(x)*	471	5,544
Invacare Corp.	1,846	13,716
iRadimed Corp.*	253	5,401
iRhythm Technologies, Inc.*	1,596	129,835
Lantheus Holdings, Inc.*	2,319	29,590
LeMaitre Vascular, Inc.	990	24,671
LivaNova plc*	2,863	129,551
Meridian Bioscience, Inc.*	2,608	21,907
Merit Medical Systems, Inc.*	3,139	98,094
Mesa Laboratories, Inc.	233	52,679
Misonix, Inc.*	422	3,975
Natus Medical, Inc.*	2,043	47,255
Neogen Corp.*	3,098	207,535
Neuronetics, Inc.*	684	1,293
Nevro Corp.*	1,789	178,864
Novocure Ltd.*	5,189	349,427
NuVasive, Inc.*	3,139	159,022
OraSure Technologies, Inc.*	3,843	41,351
Orthofix Medical, Inc.*	1,098	30,755
OrthoPediatrics Corp.*	587	23,269
Pulse Biosciences, Inc.(x)*	761	5,449
Quidel Corp.*	2,149	210,194
Rockwell Medical, Inc.(x)*	2,985	6,119
RTI Surgical Holdings, Inc.*	3,262	5,578
SeaSpine Holdings Corp.*	1,428	11,667
Senseonics Holdings, Inc.(x)*	10,966	6,947
Shockwave Medical, Inc.*	1,530	50,765
SI-BONE, Inc.*	1,282	15,320
Sientra, Inc.*	2,342	4,660
Silk Road Medical, Inc.*	968	30,473
Soliton, Inc.*	126	1,021
STAAR Surgical Co.*	2,692	86,844
Surmodics, Inc.*	800	26,656
Tactile Systems Technology, Inc.*	1,100	44,176
Tandem Diabetes Care, Inc.*	3,405	219,112
TransEnterix, Inc.*	814	286
TransMedics Group, Inc.(x)*	857	10,352
Utah Medical Products, Inc.	205	19,280
Vapotherm, Inc.*	890	16,759
Varex Imaging Corp.*	2,287	51,938
ViewRay, Inc.(x)*	6,304	15,760
Wright Medical Group NV*	7,517	215,362
Zynex, Inc.(x)*	894	9,896

		7,170,068

Health Care Providers & Services (0.8%)
1Life Healthcare, Inc.*	1,079	19,584
Addus HomeCare Corp.*	750	50,700
Amedisys, Inc.*	1,873	343,770
American Renal Associates Holdings, Inc.*	1,053	6,960
AMN Healthcare Services, Inc.*	2,750	158,977
Apollo Medical Holdings, Inc.(x)*	381	4,923
Avalon GloboCare Corp.(x)*	1,245	1,930
BioTelemetry, Inc.*	2,014	77,559
Brookdale Senior Living, Inc.*	11,178	34,875
Catasys, Inc.(x)*	406	6,183
Community Health Systems, Inc.*	4,597	15,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CorVel Corp.*	552	$30,090
Cross Country Healthcare, Inc.*	2,082	14,033
Ensign Group, Inc. (The)	2,957	111,213
Enzo Biochem, Inc.*	2,476	6,264
Exagen, Inc.(x)*	187	2,981
Genesis Healthcare, Inc.*	4,681	3,944
Hanger, Inc.*	2,228	34,712
HealthEquity, Inc.*	4,133	209,088
Joint Corp. (The)*	750	8,138
LHC Group, Inc.*	1,794	251,519
Magellan Health, Inc.*	1,249	60,089
National HealthCare Corp.	749	53,726
National Research Corp.	729	33,155
Option Care Health, Inc.*	1,803	17,074
Owens & Minor, Inc.	3,473	31,778
Patterson Cos., Inc.	4,895	74,845
Pennant Group, Inc. (The)*	1,530	21,665
PetIQ, Inc.*	1,161	26,970
Progyny, Inc.(x)*	698	14,791
Providence Service Corp. (The)*	716	39,294
R1 RCM, Inc.*	6,212	56,467
RadNet, Inc.*	2,584	27,158
Select Medical Holdings Corp.*	6,665	99,975
Surgery Partners, Inc.*	1,380	9,011
Tenet Healthcare Corp.*	6,219	89,554
Tivity Health, Inc.(x)*	2,877	18,096
Triple-S Management Corp., Class B*	1,420	20,022
US Physical Therapy, Inc.	762	52,578

		2,139,045

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	9,467	66,648
Castlight Health, Inc., Class B*	5,782	4,181
Computer Programs & Systems, Inc.	730	16,242
Evolent Health, Inc., Class A*	4,551	24,712
Health Catalyst, Inc.*	1,090	28,504
HealthStream, Inc.*	1,588	38,033
HMS Holdings Corp.*	5,259	132,895
Inovalon Holdings, Inc., Class A*	4,256	70,905
Inspire Medical Systems, Inc.*	822	49,550
Livongo Health, Inc.(x)*	3,040	86,731
NextGen Healthcare, Inc.*	3,290	34,348
Omnicell, Inc.*	2,483	162,835
OptimizeRx Corp.(x)*	688	6,233
Phreesia, Inc.*	1,569	32,996
Schrodinger, Inc.*	796	34,324
Simulations Plus, Inc.	720	25,142
Tabula Rasa HealthCare, Inc.(x)*	1,180	61,702
Teladoc Health, Inc.(x)*	4,325	670,418
Vocera Communications, Inc.(x)*	1,872	39,761

		1,586,160

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.(x)*	1,709	14,236
ChromaDex Corp.(x)*	2,151	7,012
Codexis, Inc.(x)*	3,239	36,147
Fluidigm Corp.*	4,282	10,876
Luminex Corp.	2,553	70,284
Medpace Holdings, Inc.*	1,672	122,692
NanoString Technologies, Inc.*	2,002	48,148
NeoGenomics, Inc.*	5,671	156,576
Pacific Biosciences of California, Inc.*	8,641	26,442
Personalis, Inc.*	1,130	9,119
Quanterix Corp.*	789	14,494
Repligen Corp.*	3,112	300,433
Syneos Health, Inc.*	3,686	145,302

		961,761

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.(x)*	4,500	5,310
Acer Therapeutics, Inc.(x)*	288	573
Aclaris Therapeutics, Inc.(x)*	2,231	2,320
Aerie Pharmaceuticals, Inc.(x)*	2,584	34,884
Akorn, Inc.*	5,283	2,965
Amneal Pharmaceuticals, Inc.*	7,118	24,771
Amphastar Pharmaceuticals, Inc.*	2,243	33,286
ANI Pharmaceuticals, Inc.*	572	23,303
Arvinas, Inc.*	1,279	51,544
Assertio Therapeutics, Inc.*	3,564	2,317
Axsome Therapeutics, Inc.*	1,605	94,422
Baudax Bio, Inc.(x)*	442	1,096
BioDelivery Sciences International, Inc.*	4,684	17,752
Cara Therapeutics, Inc.(x)*	2,419	31,955
cbdMD, Inc.(x)*	542	504
Cerecor, Inc.*	1,232	3,055
Chiasma, Inc.(x)*	2,081	7,596
Collegium Pharmaceutical, Inc.*	1,846	30,145
Corcept Therapeutics, Inc.*	5,590	66,465
CorMedix, Inc.(x)*	1,354	4,861
Cymabay Therapeutics, Inc.*	3,956	5,855
Eloxx Pharmaceuticals, Inc.*	1,212	2,376
Endo International plc*	13,685	50,635
Evofem Biosciences, Inc.(x)*	813	4,325
Evolus, Inc.(x)*	918	3,810
EyePoint Pharmaceuticals, Inc.(x)*	3,555	3,626
Fulcrum Therapeutics, Inc.*	701	8,370
Innoviva, Inc.*	3,860	45,394
Intersect ENT, Inc.*	1,916	22,705
Intra-Cellular Therapies, Inc.*	3,098	47,616
Kala Pharmaceuticals, Inc.(x)*	1,254	11,023
Kaleido Biosciences, Inc.(x)*	290	1,784
Lannett Co., Inc.(x)*	2,091	14,532
Liquidia Technologies, Inc.*	771	3,631
Mallinckrodt plc(x)*	5,204	10,304
Marinus Pharmaceuticals, Inc.*	5,208	10,572
Menlo Therapeutics, Inc.*	2,405	6,445
MyoKardia, Inc.*	2,631	123,341
NGM Biopharmaceuticals, Inc.(x)*	1,468	18,100
Ocular Therapeutix, Inc.*	2,161	10,697
Odonate Therapeutics, Inc.*	565	15,600
Omeros Corp.(x)*	3,147	42,075
Optinose, Inc.(x)*	1,431	6,425
Osmotica Pharmaceuticals plc(x)*	627	1,994
Pacira BioSciences, Inc.*	2,461	82,517
Paratek Pharmaceuticals, Inc.(x)*	1,787	5,629
Phathom Pharmaceuticals, Inc.*	648	16,731
Phibro Animal Health Corp., Class A	1,251	30,237
Prestige Consumer Healthcare, Inc.*	3,063	112,351
Reata Pharmaceuticals, Inc., Class A*	1,362	196,591
Recro Pharma, Inc.*	1,105	9,028
resTORbio, Inc.*	859	885
Revance Therapeutics, Inc.*	3,036	44,933
Satsuma Pharmaceuticals, Inc.*	267	5,746
SIGA Technologies, Inc.*	3,164	15,124
Strongbridge Biopharma plc*	2,078	3,927
Supernus Pharmaceuticals, Inc.*	3,012	54,186
TherapeuticsMD, Inc.(x)*	13,358	14,159
Theravance Biopharma, Inc.(x)*	2,887	66,719
Tricida, Inc.*	1,336	29,392
Verrica Pharmaceuticals, Inc.(x)*	870	9,509
WaVe Life Sciences Ltd.(x)*	1,423	13,334
Xeris Pharmaceuticals, Inc.*	1,531	2,985
Zogenix, Inc.*	2,590	64,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.(x)*	1,194	$4,573

		1,692,966

Total Health Care		21,597,075

Industrials (16.4%)
Aerospace & Defense (0.5%)
AAR Corp.	2,020	35,875
Aerojet Rocketdyne Holdings, Inc.*	4,423	185,014
AeroVironment, Inc.*	1,236	75,347
Astronics Corp.*	1,478	13,568
Axon Enterprise, Inc.*	3,472	245,714
Cubic Corp.	1,824	75,349
Ducommun, Inc.*	661	16,426
Kratos Defense & Security Solutions, Inc.*	5,459	75,553
Maxar Technologies, Inc.(x)	3,359	35,874
Mercury Systems, Inc.*	3,245	231,498
Moog, Inc., Class A	1,821	92,015
National Presto Industries, Inc.	309	21,880
Park Aerospace Corp.	795	10,017
Parsons Corp.*	1,140	36,434
Triumph Group, Inc.	3,006	20,321
Vectrus, Inc.*	674	27,910

		1,198,795

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,543	64,766
Atlas Air Worldwide Holdings, Inc.*	1,413	36,272
Echo Global Logistics, Inc.*	1,682	28,729
Forward Air Corp.	1,722	87,219
Hub Group, Inc., Class A*	1,918	87,211
Radiant Logistics, Inc.*	2,170	8,398

		312,595

Airlines (0.1%)
Allegiant Travel Co.	787	64,377
Hawaiian Holdings, Inc.	2,460	25,682
Mesa Air Group, Inc.*	1,195	3,931
SkyWest, Inc.	2,973	77,863
Spirit Airlines, Inc.(x)*	4,156	53,571

		225,424

Building Products (2.8%)
AAON, Inc.	2,419	116,886
Advanced Drainage Systems, Inc.	2,612	76,897
American Woodmark Corp.*	1,024	46,664
Apogee Enterprises, Inc.	1,561	32,500
Armstrong Flooring, Inc.*	1,130	1,616
Builders FirstSource, Inc.*	6,895	84,326
Caesarstone Ltd.	1,309	13,836
Cornerstone Building Brands, Inc.*	2,880	13,133
CSW Industrials, Inc.	856	55,512
Fortune Brands Home & Security, Inc.	904	39,098
Gibraltar Industries, Inc.*	43,154	1,852,170
Griffon Corp.	2,229	28,197
Insteel Industries, Inc.	68,910	913,057
JELD-WEN Holding, Inc.*	4,083	39,728
Masonite International Corp.*	1,520	72,124
Patrick Industries, Inc.	1,338	37,678
PGT Innovations, Inc.*	3,437	28,836
Quanex Building Products Corp.	2,009	20,251
Simpson Manufacturing Co., Inc.	2,659	164,805
Trex Co., Inc.*	3,502	280,650
Universal Forest Products, Inc.	95,471	3,550,566

		7,468,530

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	4,025	98,049
ACCO Brands Corp.	5,855	29,568
Advanced Disposal Services, Inc.*	4,302	141,105
Brady Corp., Class A	2,882	130,065
BrightView Holdings, Inc.*	1,921	21,246
Brink’s Co. (The)	3,011	156,722
Casella Waste Systems, Inc., Class A*	2,694	105,228
CECO Environmental Corp.*	1,795	8,383
Charah Solutions, Inc.*	546	934
Cimpress plc(x)*	1,111	59,105
Covanta Holding Corp.	7,178	61,372
Deluxe Corp.	2,541	65,888
Ennis, Inc.	1,564	29,372
Harsco Corp.*	4,813	33,547
Healthcare Services Group, Inc.	4,504	107,691
Heritage-Crystal Clean, Inc.*	896	14,551
Herman Miller, Inc.	3,564	79,121
HNI Corp.	2,635	66,376
Interface, Inc.	3,515	26,573
Kimball International, Inc., Class B	2,182	25,988
Knoll, Inc.	2,971	30,661
Matthews International Corp., Class A	1,729	41,824
McGrath RentCorp	46,886	2,455,889
Mobile Mini, Inc.	2,556	67,044
MSA Safety, Inc.	2,108	213,329
NL Industries, Inc.	460	1,371
PICO Holdings, Inc.*	1,145	8,908
Pitney Bowes, Inc.	9,935	20,267
Quad/Graphics, Inc.	1,927	4,856
RR Donnelley & Sons Co.	4,108	3,937
SP Plus Corp.*	1,386	28,759
Steelcase, Inc., Class A	5,271	52,025
Team, Inc.*	1,829	11,888
Tetra Tech, Inc.	3,258	230,080
UniFirst Corp.	890	134,470
US Ecology, Inc.	1,448	44,019
Viad Corp.	1,216	25,816
VSE Corp.	502	8,228

		4,644,255

Construction & Engineering (0.4%)
Aegion Corp.*	1,815	32,543
Ameresco, Inc., Class A*	1,261	21,475
Arcosa, Inc.	2,945	117,034
Argan, Inc.	828	28,624
Comfort Systems USA, Inc.	2,207	80,666
Concrete Pumping Holdings, Inc.*	1,745	4,991
Construction Partners, Inc., Class A*	1,061	17,920
Dycom Industries, Inc.*	1,841	47,222
EMCOR Group, Inc.	3,373	206,832
Granite Construction, Inc.	2,845	43,187
Great Lakes Dredge & Dock Corp.*	3,724	30,909
IES Holdings, Inc.*	494	8,719
MasTec, Inc.*	3,627	118,712
MYR Group, Inc.*	935	24,488
Northwest Pipe Co.*	566	12,594
NV5 Global, Inc.*	618	25,517
Primoris Services Corp.	2,691	42,787
Sterling Construction Co., Inc.*	1,564	14,858
Tutor Perini Corp.*	2,495	16,766
WillScot Corp.*	3,129	31,697

		927,541

Electrical Equipment (1.9%)
Allied Motion Technologies, Inc.	452	10,712
American Superconductor Corp.(x)*	1,206	6,609
Atkore International Group, Inc.*	2,785	58,680
AZZ, Inc.	1,425	40,071
Bloom Energy Corp., Class A(x)*	3,410	17,834
Encore Wire Corp.	9,567	401,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Energous Corp.(x)*	1,598	$1,187
EnerSys	2,480	122,810
Generac Holdings, Inc.*	3,659	340,909
Plug Power, Inc.(x)*	17,588	62,262
Powell Industries, Inc.	555	14,247
Preformed Line Products Co.	172	8,571
Regal Beloit Corp.	59,855	3,767,872
Sunrun, Inc.*	6,528	65,933
Thermon Group Holdings, Inc.*	1,992	30,019
TPI Composites, Inc.*	1,758	25,983
Vicor Corp.*	1,083	48,237
Vivint Solar, Inc.(x)*	2,505	10,947

		5,034,601

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,182	46,324

Machinery (7.7%)
Alamo Group, Inc.	592	52,558
Albany International Corp., Class A	1,766	83,585
Altra Industrial Motion Corp.	3,906	68,316
Astec Industries, Inc.	33,384	1,167,438
Barnes Group, Inc.	25,263	1,056,751
Blue Bird Corp.*	939	10,263
Briggs & Stratton Corp.(x)	2,434	4,406
Chart Industries, Inc.*	2,188	63,408
CIRCOR International, Inc.*	1,187	13,805
Columbus McKinnon Corp.	49,545	1,238,625
Commercial Vehicle Group, Inc.*	1,744	2,633
Douglas Dynamics, Inc.	1,359	48,258
Eastern Co. (The)	334	6,513
Energy Recovery, Inc.*	2,192	16,308
Enerpac Tool Group Corp.	3,229	53,440
EnPro Industries, Inc.	1,242	49,158
ESCO Technologies, Inc.	1,502	114,017
Evoqua Water Technologies Corp.*	4,535	50,837
Federal Signal Corp.	45,062	1,229,291
Franklin Electric Co., Inc.	2,741	129,183
Gencor Industries, Inc.*	453	4,757
Gorman-Rupp Co. (The)	1,091	34,050
Graham Corp.	513	6,618
Greenbrier Cos., Inc. (The)	26,719	473,995
Helios Technologies, Inc.	1,772	67,194
Hillenbrand, Inc.	4,444	84,925
Hurco Cos., Inc.	412	11,989
Hyster-Yale Materials Handling, Inc.	592	23,733
John Bean Technologies Corp.	3,140	233,208
Kadant, Inc.	663	49,493
Kennametal, Inc.	4,814	89,637
LB Foster Co., Class A*	575	7,107
Lindsay Corp.	651	59,619
Luxfer Holdings plc	1,588	22,454
Lydall, Inc.*	974	6,292
Manitowoc Co., Inc. (The)*	2,170	18,445
Mayville Engineering Co., Inc.*	362	2,219
Meritor, Inc.*	4,096	54,272
Miller Industries, Inc.	635	17,958
Mueller Industries, Inc.	38,814	929,207
Mueller Water Products, Inc., Class A	361,799	2,898,010
Navistar International Corp.*	2,828	46,634
NN, Inc.	2,414	4,176
Omega Flex, Inc.	169	14,264
Oshkosh Corp.	54,200	3,486,686
Park-Ohio Holdings Corp.	495	9,375
Proto Labs, Inc.*	1,593	121,275
RBC Bearings, Inc.*	1,432	161,515
REV Group, Inc.	1,766	7,364
Rexnord Corp.	164,576	3,730,938
Spartan Motors, Inc.	2,032	26,233
SPX Corp.*	2,645	86,333
SPX FLOW, Inc.*	54,138	1,538,602
Standex International Corp.	677	33,187
Tennant Co.	1,083	62,760
Terex Corp.	3,834	55,056
Titan International, Inc.	2,632	4,080
TriMas Corp.*	2,614	60,383
Twin Disc, Inc.*	507	3,539
Wabash National Corp.	2,930	21,155
Watts Water Technologies, Inc., Class A	1,604	135,779
Welbilt, Inc.*	7,852	40,281

		20,203,590

Marine (0.0%)
Costamare, Inc.	3,020	13,651
Eagle Bulk Shipping, Inc.*	2,773	5,130
Genco Shipping & Trading Ltd.	871	5,592
Matson, Inc.	2,573	78,785
Safe Bulkers, Inc.*	2,881	3,428
Scorpio Bulkers, Inc.	3,470	8,779

		115,365

Professional Services (0.5%)
Acacia Research Corp.*	3,153	7,000
ASGN, Inc.*	3,090	109,139
Barrett Business Services, Inc.	445	17,640
BG Staffing, Inc.	570	4,264
CBIZ, Inc.*	3,091	64,664
CRA International, Inc.	486	16,237
Exponent, Inc.	3,115	224,000
Forrester Research, Inc.*	611	17,860
Franklin Covey Co.*	560	8,702
FTI Consulting, Inc.*	2,225	266,488
GP Strategies Corp.*	716	4,661
Heidrick & Struggles International, Inc.	1,167	26,258
Huron Consulting Group, Inc.*	4,014	182,075
ICF International, Inc.	1,091	74,952
InnerWorkings, Inc.*	2,571	3,008
Insperity, Inc.	2,151	80,232
Kelly Services, Inc., Class A	2,002	25,405
Kforce, Inc.	1,148	29,354
Korn Ferry	3,244	78,894
Mistras Group, Inc.*	1,136	4,839
Resources Connection, Inc.	1,897	20,810
TriNet Group, Inc.*	2,598	97,841
TrueBlue, Inc.*	2,448	31,236
Upwork, Inc.*	3,328	21,466
Willdan Group, Inc.*	625	13,356

		1,430,381

Road & Rail (0.2%)
ArcBest Corp.	1,554	27,226
Avis Budget Group, Inc.*	3,577	49,720
Covenant Transportation Group, Inc., Class A*	672	5,826
Daseke, Inc.*	2,969	4,157
Heartland Express, Inc.	6,585	122,283
Hertz Global Holdings, Inc.*	6,140	37,945
Marten Transport Ltd.	2,229	45,739
PAM Transportation Services, Inc.*	112	3,444
Roadrunner Transportation Systems, Inc.*	205	523
Saia, Inc.*	1,527	112,296
Universal Logistics Holdings, Inc.	479	6,275
US Xpress Enterprises, Inc., Class A(x)*	1,141	3,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	2,650	$96,089
YRC Worldwide, Inc.(x)*	1,914	3,216

		518,550

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	2,311	105,659
Beacon Roofing Supply, Inc.*	3,161	52,283
BlueLinx Holdings, Inc.(x)*	500	2,475
BMC Stock Holdings, Inc.*	4,030	71,452
CAI International, Inc.*	1,024	14,479
DXP Enterprises, Inc.*	989	12,125
EVI Industries, Inc.(x)*	261	4,118
Foundation Building Materials, Inc.*	1,227	12,626
GATX Corp.	2,109	131,939
General Finance Corp.*	703	4,387
GMS, Inc.*	2,399	37,736
H&E Equipment Services, Inc.	1,931	28,347
Herc Holdings, Inc.*	1,460	29,872
Kaman Corp.	1,584	60,936
Lawson Products, Inc.*	252	6,733
MRC Global, Inc.*	4,823	20,546
NOW, Inc.*	6,575	33,927
Rush Enterprises, Inc., Class A	1,646	52,540
Rush Enterprises, Inc., Class B	293	8,940
SiteOne Landscape Supply, Inc.*	2,423	178,381
Systemax, Inc.	782	13,865
Textainer Group Holdings Ltd.*	2,871	23,600
Titan Machinery, Inc.*	1,175	10,211
Transcat, Inc.*	392	10,388
Triton International Ltd.	3,264	84,440
Veritiv Corp.*	744	5,848
Willis Lease Finance Corp.*	168	4,469

		1,022,322

Total Industrials		43,148,273

Information Technology (10.3%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	2,266	152,230
ADTRAN, Inc.	2,977	22,863
Applied Optoelectronics, Inc.(x)*	1,088	8,258
CalAmp Corp.*	1,906	8,577
Calix, Inc.*	2,628	18,606
Cambium Networks Corp.*	260	1,456
Casa Systems, Inc.*	1,818	6,363
Clearfield, Inc.*	765	9,065
Comtech Telecommunications Corp.	1,428	18,978
DASAN Zhone Solutions, Inc.*	282	1,182
Digi International, Inc.*	1,598	15,245
Extreme Networks, Inc.*	7,069	21,843
Harmonic, Inc.*	5,218	30,056
Infinera Corp.*	10,753	56,991
Inseego Corp.*	2,559	15,943
InterDigital, Inc.	1,895	84,574
KVH Industries, Inc.*	1,099	10,364
Lumentum Holdings, Inc.*	4,473	329,660
NETGEAR, Inc.*	1,685	38,485
NetScout Systems, Inc.*	82,612	1,955,426
Plantronics, Inc.(x)	2,024	20,361
Ribbon Communications, Inc.*	3,427	10,384
TESSCO Technologies, Inc.	355	1,736
Viavi Solutions, Inc.*	13,569	152,108

		2,990,754

Electronic Equipment, Instruments & Components (4.3%)
Airgain, Inc.*	532	3,932
Akoustis Technologies, Inc.(x)*	2,128	11,427
Anixter International, Inc.*	1,832	160,978
Arlo Technologies, Inc.*	4,653	11,307
Badger Meter, Inc.	1,735	92,996
Bel Fuse, Inc., Class B	595	5,795
Belden, Inc.	2,259	81,505
Benchmark Electronics, Inc.	2,127	42,519
Coda Octopus Group, Inc.(x)*	266	1,492
Coherent, Inc.*	18,839	2,004,658
CTS Corp.	1,960	48,784
Daktronics, Inc.	2,028	9,998
ePlus, Inc.*	810	50,722
Fabrinet*	2,204	120,250
FARO Technologies, Inc.*	2,647	117,792
Fitbit, Inc., Class A*	13,981	93,113
II-VI, Inc.(x)*	116,162	3,310,617
Insight Enterprises, Inc.*	2,147	90,453
Iteris, Inc.*	2,438	7,802
Itron, Inc.*	2,003	111,828
KEMET Corp.	3,441	83,135
Kimball Electronics, Inc.*	1,471	16,063
Knowles Corp.*	4,930	65,963
Methode Electronics, Inc.	2,218	58,622
MTS Systems Corp.	1,086	24,435
Napco Security Technologies, Inc.*	709	10,756
nLight, Inc.*	2,027	21,263
Novanta, Inc.*	1,997	159,520
OSI Systems, Inc.*	1,007	69,402
PAR Technology Corp.(x)*	721	9,272
PC Connection, Inc.	709	29,218
Plexus Corp.*	67,005	3,655,793
Rogers Corp.*	1,120	105,750
Sanmina Corp.*	4,099	111,821
ScanSource, Inc.*	1,577	33,732
Tech Data Corp.*	2,111	276,224
TTM Technologies, Inc.*	6,003	62,071
Vishay Intertechnology, Inc.	8,029	115,698
Vishay Precision Group, Inc.*	599	12,028
Wrap Technologies, Inc.(x)*	437	1,862

		11,300,596

IT Services (0.8%)
Brightcove, Inc.*	2,362	16,463
Cardtronics plc, Class A*	2,141	44,790
Cass Information Systems, Inc.	862	30,308
Conduent, Inc.*	10,475	25,664
CSG Systems International, Inc.	1,985	83,072
Endurance International Group Holdings, Inc.*	4,443	8,575
EVERTEC, Inc.	3,667	83,351
Evo Payments, Inc., Class A*	2,393	36,613
Exela Technologies, Inc.(x)*	2,626	538
ExlService Holdings, Inc.*	2,027	105,465
GTT Communications, Inc.(x)*	1,911	15,192
Hackett Group, Inc. (The)	1,404	17,859
I3 Verticals, Inc., Class A*	879	16,780
Information Services Group, Inc.*	1,996	5,130
International Money Express, Inc.*	744	6,793
KBR, Inc.	8,568	177,186
Limelight Networks, Inc.*	7,012	39,968
LiveRamp Holdings, Inc.*	4,072	134,050
ManTech International Corp., Class A	1,619	117,653
MAXIMUS, Inc.	3,781	220,054
NIC, Inc.	3,969	91,287
Paysign, Inc.(x)*	1,710	8,824
Perficient, Inc.*	1,960	53,096
Perspecta, Inc.	8,340	152,122
PRGX Global, Inc.*	1,069	2,993
Priority Technology Holdings, Inc.*	376	729
Science Applications International Corp.	3,427	255,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
StarTek, Inc.*	933	$3,508
Sykes Enterprises, Inc.*	2,371	64,302
TTEC Holdings, Inc.	877	32,203
Tucows, Inc., Class A(x)*	588	28,377
Unisys Corp.*	3,140	38,779
Verra Mobility Corp.*	7,682	54,850
Virtusa Corp.*	1,745	49,558

		2,021,889

Semiconductors & Semiconductor Equipment (2.3%)
Adesto Technologies Corp.(x)*	1,752	19,605
Advanced Energy Industries, Inc.*	42,791	2,074,936
Alpha & Omega Semiconductor Ltd.*	1,108	7,102
Ambarella, Inc.*	1,911	92,798
Amkor Technology, Inc.*	5,835	45,455
Axcelis Technologies, Inc.*	2,014	36,876
AXT, Inc.*	2,287	7,341
Brooks Automation, Inc.	4,295	130,997
Cabot Microelectronics Corp.	1,750	199,745
CEVA, Inc.*	1,354	33,755
Cirrus Logic, Inc.*	3,468	227,605
Cohu, Inc.	2,475	30,640
Diodes, Inc.*	2,477	100,653
DSP Group, Inc.*	1,251	16,763
Enphase Energy, Inc.*	5,550	179,210
FormFactor, Inc.*	4,509	90,586
GSI Technology, Inc.*	877	6,104
Ichor Holdings Ltd.*	1,368	26,211
Impinj, Inc.*	904	15,106
Inphi Corp.*	2,671	211,463
Lattice Semiconductor Corp.*	7,538	134,327
MACOM Technology Solutions Holdings, Inc.*	2,777	52,569
MaxLinear, Inc.*	3,959	46,202
MKS Instruments, Inc.	11,716	954,268
NeoPhotonics Corp.*	2,178	15,791
NVE Corp.	305	15,869
Onto Innovation, Inc.*	2,928	86,874
PDF Solutions, Inc.*	1,688	19,783
Photronics, Inc.*	3,934	40,363
Power Integrations, Inc.	1,672	147,688
Rambus, Inc.*	6,446	71,551
Semtech Corp.*	3,985	149,438
Silicon Laboratories, Inc.*	2,545	217,368
SiTime Corp.*	247	5,377
SMART Global Holdings, Inc.*	751	18,249
SunPower Corp.(x)*	4,416	22,389
Synaptics, Inc.*	6,727	389,291
Ultra Clean Holdings, Inc.*	2,365	32,637
Veeco Instruments, Inc.*	2,942	28,155
Xperi Corp.	2,988	41,563

		6,042,703

Software (1.7%)
8x8, Inc.*	5,689	78,850
A10 Networks, Inc.*	3,209	19,928
ACI Worldwide, Inc.*	6,849	165,403
Agilysys, Inc.*	1,257	20,992
Alarm.com Holdings, Inc.*	2,224	86,536
Altair Engineering, Inc., Class A(x)*	2,332	61,798
American Software, Inc., Class A	1,687	23,972
Appfolio, Inc., Class A*	927	102,851
Appian Corp.(x)*	2,053	82,592
Avaya Holdings Corp.(x)*	5,669	45,862
Benefitfocus, Inc.*	1,802	16,056
Blackbaud, Inc.	2,879	159,928
Blackline, Inc.*	2,594	136,470
Bottomline Technologies DE, Inc.*	2,599	95,253
Box, Inc., Class A*	8,674	121,783
ChannelAdvisor Corp.*	1,533	11,130
Cloudera, Inc.*	14,846	116,838
CommVault Systems, Inc.*	2,453	99,297
Cornerstone OnDemand, Inc.*	3,461	109,887
Digimarc Corp.*	712	9,292
Digital Turbine, Inc.*	4,892	21,084
Domo, Inc., Class B*	1,086	10,795
Ebix, Inc.(x)	1,420	21,556
eGain Corp.*	1,170	8,576
Envestnet, Inc.*	2,888	155,317
Everbridge, Inc.*	1,992	211,869
Five9, Inc.*	3,586	274,186
ForeScout Technologies, Inc.*	2,588	81,755
GTY Technology Holdings, Inc.(x)*	2,407	10,880
Ideanomics, Inc.(x)*	2,938	3,937
Intelligent Systems Corp.(x)*	392	13,324
J2 Global, Inc.	2,821	211,152
LivePerson, Inc.*	3,679	83,697
Majesco*	436	2,381
MicroStrategy, Inc., Class A*	501	59,168
Mitek Systems, Inc.*	1,879	14,806
MobileIron, Inc.*	5,837	22,181
Model N, Inc.*	1,977	43,909
OneSpan, Inc.*	2,059	37,371
Phunware, Inc.(x)*	1,946	1,314
Ping Identity Holding Corp.(x)*	828	16,577
Progress Software Corp.	2,686	85,952
PROS Holdings, Inc.*	1,988	61,688
Q2 Holdings, Inc.*	2,624	154,973
QAD, Inc., Class A	693	27,671
Qualys, Inc.*	2,017	175,459
Rapid7, Inc.(x)*	2,912	126,177
Rimini Street, Inc.*	1,133	4,634
Rosetta Stone, Inc.*	1,296	18,170
SailPoint Technologies Holding, Inc.*	5,187	78,946
SecureWorks Corp., Class A*	567	6,526
SharpSpring, Inc.(x)*	492	2,981
ShotSpotter, Inc.*	461	12,668
Sprout Social, Inc., Class A*	525	8,379
SPS Commerce, Inc.*	2,125	98,834
SVMK, Inc.*	5,081	68,644
Synchronoss Technologies, Inc.(x)*	2,198	6,704
Telaria, Inc.*	2,706	16,236
Telenav, Inc.*	1,976	8,536
Tenable Holdings, Inc.*	2,249	49,163
TiVo Corp.	7,462	52,831
Upland Software, Inc.*	1,363	36,556
Varonis Systems, Inc.*	1,793	114,160
Verint Systems, Inc.*	3,952	169,936
VirnetX Holding Corp.*	4,054	22,175
Workiva, Inc.*	2,232	72,161
Yext, Inc.*	5,629	57,359
Zix Corp.*	3,261	14,055
Zuora, Inc., Class A*	5,159	41,530

		4,463,657

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	6,893	53,145
AstroNova, Inc.	393	3,050
Avid Technology, Inc.*	1,681	11,313
Diebold Nixdorf, Inc.*	4,643	16,343
Immersion Corp.*	1,791	9,600
Sonim Technologies, Inc.(x)*	207	145
Stratasys Ltd.*	3,116	49,700

		143,296

Total Information Technology		26,962,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.5%)
Chemicals (1.9%)
Advanced Emissions Solutions, Inc.(x)	945	$6,209
AdvanSix, Inc.*	1,732	16,523
American Vanguard Corp.	1,665	24,076
Amyris, Inc.(x)*	3,597	9,208
Balchem Corp.	1,915	189,049
Chase Corp.	444	36,537
Ferro Corp.*	4,946	46,295
Flotek Industries, Inc.*	3,436	3,058
FutureFuel Corp.	1,446	16,296
GCP Applied Technologies, Inc.*	3,274	58,277
Hawkins, Inc.	593	21,111
HB Fuller Co.	3,069	85,717
Ingevity Corp.*	2,543	89,514
Innospec, Inc.	1,473	102,359
Intrepid Potash, Inc.*	5,841	4,673
Koppers Holdings, Inc.*	1,159	14,337
Kraton Corp.*	1,899	15,382
Kronos Worldwide, Inc.(x)	1,331	11,234
Livent Corp.(x)*	46,380	243,495
LSB Industries, Inc.*	1,302	2,734
Marrone Bio Innovations, Inc.(x)*	2,971	2,427
Minerals Technologies, Inc.	36,697	1,330,633
OMNOVA Solutions, Inc.*	2,715	27,530
Orion Engineered Carbons SA	3,615	26,968
PolyOne Corp.	104,992	1,991,698
PQ Group Holdings, Inc.*	2,346	25,571
Quaker Chemical Corp.(x)	795	100,393
Rayonier Advanced Materials, Inc.	2,784	2,951
Sensient Technologies Corp.	2,480	107,905
Stepan Co.	1,235	109,248
Trecora Resources*	1,141	6,789
Tredegar Corp.	1,607	25,117
Trinseo SA	2,448	44,333
Tronox Holdings plc, Class A	5,545	27,614
Valhi, Inc.	1,663	1,713

		4,826,974

Construction Materials (0.7%)
Eagle Materials, Inc.	30,300	1,770,126
Forterra, Inc.*	1,012	6,052
Summit Materials, Inc., Class A*	6,810	102,150
United States Lime & Minerals, Inc.	105	7,754
US Concrete, Inc.*	969	17,577

		1,903,659

Containers & Packaging (0.0%)
Greif, Inc., Class A	1,559	48,469
Greif, Inc., Class B	308	12,339
Myers Industries, Inc.	2,192	23,564
UFP Technologies, Inc.*	388	14,779

		99,151

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	7,641	64,949
Carpenter Technology Corp.	15,972	311,454
Century Aluminum Co.*	3,123	11,305
Cleveland-Cliffs, Inc.(x)	22,981	90,775
Coeur Mining, Inc.*	14,362	46,102
Commercial Metals Co.	7,139	112,725
Compass Minerals International, Inc.	2,060	79,248
Gold Resource Corp.	3,774	10,379
Haynes International, Inc.	780	16,076
Hecla Mining Co.	30,987	56,396
Kaiser Aluminum Corp.	960	66,509
Materion Corp.	1,227	42,957
Novagold Resources, Inc.*	13,582	100,235
OceanaGold Corp.*	499,094	478,773
Olympic Steel, Inc.	512	5,299
Ramaco Resources, Inc.(x)*	498	1,190
Reliance Steel & Aluminum Co.	21,100	1,848,149
Ryerson Holding Corp.*	929	4,942
Schnitzer Steel Industries, Inc., Class A	1,316	17,161
SunCoke Energy, Inc.	4,659	17,937
Synalloy Corp.*	421	3,675
TimkenSteel Corp.*	2,316	7,481
Warrior Met Coal, Inc.	3,137	33,315
Worthington Industries, Inc.	2,349	61,661

		3,488,693

Paper & Forest Products (0.6%)
Boise Cascade Co.	2,360	56,121
Clearwater Paper Corp.*	933	20,349
Louisiana-Pacific Corp.	6,674	114,659
Neenah, Inc.	1,016	43,820
PH Glatfelter Co.	96,170	1,175,198
Schweitzer-Mauduit International, Inc.	1,870	52,023
Verso Corp., Class A*	2,137	24,105

		1,486,275

Total Materials		11,804,752

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Acadia Realty Trust (REIT)	5,048	62,545
Agree Realty Corp. (REIT)	2,493	154,317
Alexander & Baldwin, Inc. (REIT)	4,150	46,563
Alexander’s, Inc. (REIT)	131	36,149
American Assets Trust, Inc. (REIT)	2,937	73,425
American Finance Trust, Inc. (REIT)	6,460	40,375
Armada Hoffler Properties, Inc. (REIT)	3,182	34,047
Ashford Hospitality Trust, Inc. (REIT)	5,171	3,822
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	6,985
Braemar Hotels & Resorts, Inc. (REIT)	1,923	3,269
Brandywine Realty Trust (REIT)	165,000	1,735,800
BRT Apartments Corp. (REIT)	560	5,740
CareTrust REIT, Inc. (REIT)	5,399	79,851
CatchMark Timber Trust, Inc. (REIT), Class A	3,016	21,776
CBL & Associates Properties, Inc. (REIT)*	9,595	1,920
Cedar Realty Trust, Inc. (REIT)	4,624	4,315
Chatham Lodging Trust (REIT)	2,825	16,781
CIM Commercial Trust Corp. (REIT)	545	6,044
City Office REIT, Inc. (REIT)	3,210	23,208
Clipper Realty, Inc. (REIT)	979	5,071
Community Healthcare Trust, Inc. (REIT)	1,086	41,572
CoreCivic, Inc. (REIT)	7,226	80,714
CorEnergy Infrastructure Trust, Inc. (REIT)	804	14,778
CorePoint Lodging, Inc. (REIT)	2,577	10,102
DiamondRock Hospitality Co. (REIT)	12,228	62,118
Diversified Healthcare Trust (REIT)	14,324	51,996
Easterly Government Properties, Inc. (REIT)	4,487	110,560
EastGroup Properties, Inc. (REIT)	2,289	239,155
Essential Properties Realty Trust, Inc. (REIT)	5,350	69,871
Farmland Partners, Inc. (REIT)(x)	1,753	10,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	7,558	$251,152
Four Corners Property Trust, Inc. (REIT)	4,135	77,366
Franklin Street Properties Corp. (REIT)	6,310	36,156
Front Yard Residential Corp. (REIT)	2,905	34,715
GEO Group, Inc. (The) (REIT)	7,211	87,686
Getty Realty Corp. (REIT)	2,066	49,047
Gladstone Commercial Corp. (REIT)	1,850	26,566
Gladstone Land Corp. (REIT)	937	11,103
Global Medical REIT, Inc. (REIT)	1,767	17,882
Global Net Lease, Inc. (REIT)	5,430	72,599
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,847	78,517
Healthcare Realty Trust, Inc. (REIT)	25,775	719,896
Hersha Hospitality Trust (REIT)	2,032	7,275
Highwoods Properties, Inc. (REIT)	60,100	2,128,742
Independence Realty Trust, Inc. (REIT)	5,475	48,947
Industrial Logistics Properties Trust (REIT)	3,923	68,809
Innovative Industrial Properties, Inc. (REIT)(x)	956	72,589
Investors Real Estate Trust (REIT)	683	37,565
iStar, Inc. (REIT)	3,610	38,302
Jernigan Capital, Inc. (REIT)	1,197	13,119
Kite Realty Group Trust (REIT)	5,014	47,483
Lexington Realty Trust (REIT)	14,560	144,581
LTC Properties, Inc. (REIT)	2,393	73,944
Mack-Cali Realty Corp. (REIT)	5,067	77,170
Monmouth Real Estate Investment Corp. (REIT)	5,546	66,829
National Health Investors, Inc. (REIT)	2,525	125,038
National Storage Affiliates Trust (REIT)	3,564	105,494
New Senior Investment Group, Inc. (REIT)	5,115	13,094
NexPoint Residential Trust, Inc. (REIT)	1,138	28,689
Office Properties Income Trust (REIT)	2,887	78,671
One Liberty Properties, Inc. (REIT)	909	12,662
Pebblebrook Hotel Trust (REIT)	7,860	85,595
Pennsylvania REIT (REIT)(x)	4,391	4,003
Physicians Realty Trust (REIT)	11,244	156,741
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,558	133,474
PotlatchDeltic Corp. (REIT)	4,003	125,654
Preferred Apartment Communities, Inc. (REIT), Class A	2,662	19,113
PS Business Parks, Inc. (REIT)	1,200	162,624
QTS Realty Trust, Inc. (REIT), Class A	3,465	201,005
Retail Opportunity Investments Corp. (REIT)	6,760	56,040
Retail Properties of America, Inc. (REIT), Class A	179,595	928,506
Retail Value, Inc. (REIT)	960	11,760
Rexford Industrial Realty, Inc. (REIT)	6,656	272,963
RLJ Lodging Trust (REIT)	10,204	78,775
RPT Realty (REIT)	4,738	28,570
Ryman Hospitality Properties, Inc. (REIT)	2,986	107,048
Sabra Health Care REIT, Inc. (REIT)	11,480	125,362
Safehold, Inc. (REIT)	745	47,106
Saul Centers, Inc. (REIT)	730	23,900
Seritage Growth Properties (REIT), Class A(x)*	2,049	18,666
STAG Industrial, Inc. (REIT)	8,737	196,757
Summit Hotel Properties, Inc. (REIT)	6,310	26,628
Sunstone Hotel Investors, Inc. (REIT)	21,612	188,241
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,508	27,540
Terreno Realty Corp. (REIT)	3,921	202,912
UMH Properties, Inc. (REIT)	2,148	23,327
Uniti Group, Inc. (REIT)(x)	11,203	67,554
Universal Health Realty Income Trust (REIT)	775	78,128
Urban Edge Properties (REIT)	7,001	61,679
Urstadt Biddle Properties, Inc. (REIT), Class A	1,795	25,310
Washington Prime Group, Inc. (REIT)(x)	11,412	9,188
Washington REIT (REIT)	4,864	116,104
Whitestone REIT (REIT)	2,346	14,545
Xenia Hotels & Resorts, Inc. (REIT)	6,863	70,689

		11,400,705

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA*	350	2,685
American Realty Investors, Inc.*	164	1,515
Consolidated-Tomoka Land Co.	287	13,010
Cushman & Wakefield plc*	6,781	79,609
eXp World Holdings, Inc.(x)*	916	7,749
Forestar Group, Inc.*	684	7,079
FRP Holdings, Inc.*	401	17,243
Griffin Industrial Realty, Inc.	60	1,962
Kennedy-Wilson Holdings, Inc.	7,422	99,603
Marcus & Millichap, Inc.*	1,396	37,832
Maui Land & Pineapple Co., Inc.*	397	4,339
Newmark Group, Inc., Class A	8,676	36,873
Rafael Holdings, Inc., Class B*	605	7,750
RE/MAX Holdings, Inc., Class A	1,100	24,112
Realogy Holdings Corp.(x)	7,039	21,187
Redfin Corp.*	5,344	82,405
RMR Group, Inc. (The), Class A	915	24,678
St Joe Co. (The)*	2,070	34,735
Stratus Properties, Inc.*	391	6,917
Tejon Ranch Co.*	1,174	16,506
Transcontinental Realty Investors, Inc.*	124	2,543

		530,332

Total Real Estate		11,931,037

Utilities (2.7%)
Electric Utilities (1.0%)
ALLETE, Inc.	3,135	190,232
El Paso Electric Co.	2,462	167,317
Genie Energy Ltd., Class B	826	5,931
IDACORP, Inc.	18,770	1,647,818
MGE Energy, Inc.	2,077	135,981
Otter Tail Corp.	2,392	106,348
PNM Resources, Inc.	4,725	179,550
Portland General Electric Co.	5,413	259,499
Spark Energy, Inc., Class A	628	3,938

		2,696,614

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	975	83,567
New Jersey Resources Corp.	5,491	186,529
Northwest Natural Holding Co.	1,794	110,780
ONE Gas, Inc.	3,105	259,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
RGC Resources, Inc.	432	$12,498
South Jersey Industries, Inc.	5,602	140,050
Southwest Gas Holdings, Inc.	3,227	224,470
Spire, Inc.	4,529	337,320

		1,354,854

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	12,994
Clearway Energy, Inc., Class A	2,022	34,718
Clearway Energy, Inc., Class C	4,541	85,371
Ormat Technologies, Inc.	2,358	159,542
Sunnova Energy International, Inc.*	1,772	17,844
TerraForm Power, Inc., Class A	4,787	75,491

		385,960

Multi-Utilities (0.8%)
Avista Corp.	3,967	168,558
Black Hills Corp.	24,910	1,594,987
NorthWestern Corp.	3,012	180,208
Unitil Corp.	905	47,350

		1,991,103

Water Utilities (0.2%)
American States Water Co.	2,193	179,256
Artesian Resources Corp., Class A	515	19,251
Cadiz, Inc.(x)*	735	8,577
California Water Service Group	2,914	146,632
Consolidated Water Co. Ltd.	839	13,760
Global Water Resources, Inc.	677	6,899
Middlesex Water Co.	974	58,557
Pure Cycle Corp.*	984	10,972
SJW Group	1,594	92,085
York Water Co. (The)	742	32,247

		568,236

Total Utilities		6,996,767

Total Common Stocks (78.2%) (Cost $233,891,320)		205,095,920

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27(x)	$246,000	221,400

Total Industrials		221,400

Total Long-Term Debt Securities (0.1%) (Cost $246,000)		221,400

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)*	36	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	1,503	203

Total Health Care		203

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	1,566	614

Total Materials		614

Total Rights (0.0%) (Cost $—)		817

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (14.8%)
JPMorgan Prime Money Market Fund, IM Shares	38,948,662	38,952,557

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $500,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,220,890, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $3,285,308.(xx)	3,220,890	3,220,890

Total Repurchase Agreements		4,120,890

Total Short-Term Investments (16.4%) (Cost $43,074,853)		43,073,447

Total Investments in Securities (94.7%) (Cost $277,212,173)		248,391,584
Other Assets Less Liabilities (5.3%)		13,802,741

Net Assets (100%)		$262,194,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $6,196,514. This was collateralized by $2,513,435 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $4,120,890 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	5,790	117,290	3,927	—	—	(59,727)	61,490	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,023	34,823	—	—	—	(12,204)	22,619	123	—

Total		152,113	3,927	—	—	(71,931)	84,109	123	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(1,288)	6/2020	USD	(73,905,440)	1,707,928

					1,707,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,062,055	$—	$—		$2,062,055
Consumer Discretionary	20,607,790	9,821	—		20,617,611
Consumer Staples	6,617,552	1,762,405	—		8,379,957
Energy	1,982,559	291,836	—		2,274,395
Financials	49,321,103	—	—	(a)	49,321,103
Health Care	21,597,075	—	—		21,597,075
Industrials	43,148,273	—	—		43,148,273
Information Technology	26,962,895	—	—		26,962,895
Materials	11,804,752	—	—		11,804,752
Real Estate	11,929,075	1,962	—		11,931,037
Utilities	6,996,767	—	—		6,996,767
Corporate Bond
Industrials	—	221,400	—		221,400
Futures	1,707,928	—	—		1,707,928
Rights
Health Care	—	—	203		203
Materials	—	—	614		614
Short-Term Investments
Investment Company	38,952,557	—	—		38,952,557
Repurchase Agreements	—	4,120,890	—		4,120,890

Total Assets	$243,690,381	$6,408,314	$817		$250,099,512

Total Liabilities	$—	$—	$—		$—

Total	$243,690,381	$6,408,314	$817		$250,099,512

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,355,805
Aggregate gross unrealized depreciation	(61,012,816)

Net unrealized depreciation	$(27,657,011)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$277,756,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.7%)
American Express Credit Account Master Trust,
Series 2017-2 A
1.155%, 9/16/24(l)		$180,000	$168,997
AMMC CLO 15 Ltd.,
Series 2014-15A BRR
3.631%, 1/15/32(l)§		250,000	214,777
Antares CLO Ltd.,
Series 2018-1A B
3.469%, 4/20/31(l)§		345,000	292,746
ARES L CLO Ltd.,
Series 2018-50A B
3.531%, 1/15/32(l)§		400,000	359,283
ARES LII CLO Ltd.,
Series 2019-52A A2
3.452%, 4/22/31(l)§		250,000	230,616
Atrium XV,
Series 15A A1
2.976%, 1/23/31(l)§		300,000	283,800
Series 15A B
3.556%, 1/23/31(l)§		300,000	269,549
Series 15A D
4.806%, 1/23/31(l)§		250,000	182,421
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	500,000	495,032
Series 5A B
1.550%, 1/15/33(l)§		250,000	222,720
Burnham Park CLO Ltd.,
Series 2016-1A BR
3.319%, 10/20/29(l)§		$250,000	233,150
Buttermilk Park CLO Ltd.,
Series 2018-1A C
3.931%, 10/15/31(l)§		334,000	279,287
Capital One Multi-Asset Execution Trust,
Series 2016-A2 A2
1.335%, 2/15/24(l)		765,000	755,190
Series 2016-A7 A7
1.215%, 9/16/24(l)		90,000	85,725
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-2A A1R
2.574%, 4/27/27(l)§		511,514	494,808
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
4.031%, 10/15/31(l)§		287,000	245,480
Carlyle US CLO Ltd.,
Series 2017-2A A2A
3.519%, 7/20/31(l)§		300,000	265,291
Catamaran CLO Ltd.,
Series 2014-2A BR
4.769%, 10/18/26(l)§		297,000	276,274
Citibank Credit Card Issuance Trust,
Series 2016-A3 A3
1.495%, 12/7/23(l)		100,000	98,384
Series 2017-A7 A7
1.375%, 8/8/24(l)		635,000	594,251
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4
5.210%, 3/25/34(l)		108,969	101,556
Discover Card Execution Note Trust,
Series 2017-A7 A7
1.065%, 4/15/25(l)		110,000	102,225
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
3.881%, 7/15/30(l)§		500,000	419,830
Series 2016-42A DR
4.761%, 7/15/30(l)§		306,000	220,205
Harbor Park CLO Ltd.,
Series 2018-1A A2
3.219%, 1/20/31(l)§		250,000	231,237
Series 2018-1A B1
3.519%, 1/20/31(l)§		250,000	225,179
Series 2018-1A D
4.719%, 1/20/31(l)§		250,000	179,619
LCM XVI LP,
Series 16A BR2
3.581%, 10/15/31(l)§		263,490	234,562
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	223,742
Madison Park Euro Funding XIV DAC,
Series 14A A1N
1.120%, 7/15/32(l)§		250,000	251,754
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§		$360,000	366,816
NZCG Funding Ltd.,
Series 2015-1A A2R
3.197%, 2/26/31(l)§		518,000	470,489
Octagon Investment Partners 24 Ltd.,
Series 2015-1A BS
3.719%, 4/21/31(l)§		292,500	253,715
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R
3.251%, 10/24/30(l)§		300,000	276,383
Series 2016-1A BR
3.601%, 10/24/30(l)§		250,000	217,957
Octagon Loan Funding Ltd.,
Series 2014-1A DRR
4.592%, 11/18/31(l)§		200,000	141,346
Voya CLO Ltd.,
Series 2013-2A A2AR
3.194%, 4/25/31(l)§		300,000	255,805

Total Asset-Backed Securities			10,220,201

Collateralized Mortgage Obligations (11.7%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		218,070	218,743
Series 2019-2 A3
3.500%, 10/25/44(l)§		260,932	261,896
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		261,409	258,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-INV2 A3
4.000%, 5/25/49(l)§	$400,906	$399,074
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
5.197%, 11/25/23(l)	378,571	363,735
Series 2014-DN2 M3
4.547%, 4/25/24(l)	300,000	272,977
Series 2014-DN4 M3
5.497%, 10/25/24(l)	191,916	181,945
Series 2015-DNA3 M3
5.647%, 4/25/28(l)	431,000	395,088
Series 2015-HQA1 M3
5.647%, 3/25/28(l)	424,277	401,650
Series 2016-DNA1 M3
6.497%, 7/25/28(l)	360,000	346,500
Series 2016-DNA2 M3
5.597%, 10/25/28(l)	345,583	328,304
Series 2017-DNA1 M2
4.197%, 7/25/29(l)	290,000	255,200
Series 2017-DNA2 M2
4.397%, 10/25/29(l)	290,000	258,072
Series 2017-DNA3 M2
3.447%, 3/25/30(l)	870,000	748,932
Series 2017-HQA1 M2
4.497%, 8/25/29(l)	250,000	196,355
FNMA,
Series 2013-C01 M2
6.197%, 10/25/23(l)	474,142	464,066
Series 2014-C01 M2
5.347%, 1/25/24(l)	563,340	524,547
Series 2014-C02 1M2
3.547%, 5/25/24(l)	296,202	265,763
Series 2014-C02 2M2
3.547%, 5/25/24(l)	582,002	529,321
Series 2014-C03 1M2
3.947%, 7/25/24(l)	472,147	432,015
Series 2014-C03 2M2
3.847%, 7/25/24(l)	360,121	333,829
Series 2015-C01 1M2
5.247%, 2/25/25(l)	120,753	113,633
Series 2015-C01 2M2
5.497%, 2/25/25(l)	141,594	136,605
Series 2015-C02 1M2
4.947%, 5/25/25(l)	408,743	379,165
Series 2015-C02 2M2
4.947%, 5/25/25(l)	174,810	164,968
Series 2015-C03 1M2
5.947%, 7/25/25(l)	606,443	584,037
Series 2015-C03 2M2
5.947%, 7/25/25(l)	258,237	248,850
Series 2016-C02 1M2
6.947%, 9/25/28(l)	272,727	266,123
Series 2016-C05 2M2
5.397%, 1/25/29(l)	426,588	407,125
Series 2016-C06 1M2
5.197%, 4/25/29(l)	220,000	211,595
Series 2016-C07 2M2
5.297%, 5/25/29(l)	430,419	410,378
Series 2017-C01 1M2
4.497%, 7/25/29(l)	439,290	401,866
Series 2017-C03 1M2
3.947%, 10/25/29(l)	680,000	602,133
Series 2017-C04 2M2
3.797%, 11/25/29(l)	40,000	34,907
Series 2017-C05 1M2
3.147%, 1/25/30(l)	538,417	475,733
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	245,741	246,775
Series 2020-1 A3
3.000%, 2/25/50(l)§	277,303	277,286

Total Collateralized Mortgage Obligations		12,397,979

Commercial Mortgage-Backed Security (0.1%)
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.513%, 7/10/38(l)	110,000	106,219

Total Commercial Mortgage-Backed Security		106,219

Corporate Bonds (33.0%)
Communication Services (4.6%)
Diversified Telecommunication Services (0.9%)
Bell Canada, Inc.
4.464%, 4/1/48	50,000	57,561
CCO Holdings LLC
5.250%, 9/30/22	211,000	212,583
5.375%, 5/1/25§	172,000	176,334
4.500%, 8/15/30§	100,000	98,000
Verizon Communications, Inc.
5.150%, 9/15/23	383,000	427,822

		972,300

Entertainment (0.5%)
AMC Entertainment Holdings, Inc.
5.750%, 6/15/25(x)	100,000	41,000
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	200,000	177,000
Netflix, Inc.
5.875%, 2/15/25	300,000	316,611

		534,611

Media (2.3%)
Altice Financing SA
7.500%, 5/15/26§	300,000	292,500
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24§	85,000	74,522
5.125%, 8/15/27§	200,000	191,110
CSC Holdings LLC
5.500%, 5/15/26§	422,000	434,913
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	162,500
6.625%, 8/15/27(x)§	100,000	66,875
DISH DBS Corp.
6.750%, 6/1/21	95,000	96,330
5.875%, 7/15/22	57,000	55,832
5.875%, 11/15/24	230,000	223,100
Fox Corp.
3.500%, 4/8/30	100,000	101,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
iHeartCommunications, Inc.
6.375%, 5/1/26	$11,382	$10,841
8.375%, 5/1/27	20,630	17,935
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	383,000	363,371
Univision Communications, Inc.
5.125%, 2/15/25§	379,000	322,150

		2,413,229

Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26	200,000	205,000
Sprint Communications, Inc.
6.000%, 11/15/22	95,000	98,444
Sprint Corp.
7.875%, 9/15/23	95,000	104,500
Sprint eWireless, Inc.
7.000%, 3/1/20(r)	153,000	—
T-Mobile USA, Inc.
6.500%, 1/15/24	95,000	96,425
6.375%, 3/1/25	249,000	253,980
Ypso Finance Bis SA
6.000%, 2/15/28§	200,000	175,500

		933,849

Total Communication Services		4,853,989

Consumer Discretionary (2.2%)
Auto Components (0.1%)
Allison Transmission, Inc.
5.875%, 6/1/29§	100,000	94,750

Distributors (0.2%)
Resideo Funding, Inc.
6.125%, 11/1/26§	200,000	174,500

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC
4.250%, 5/15/24§	172,000	172,860
5.000%, 10/15/25§	230,000	221,375
Golden Nugget, Inc.
6.750%, 10/15/24§	268,000	168,840
KFC Holding Co.
5.000%, 6/1/24§	172,000	166,410
5.250%, 6/1/26§	249,000	251,179
Wynn Las Vegas LLC
5.500%, 3/1/25§	230,000	213,900

		1,194,564

Household Durables (0.4%)
KB Home
7.000%, 12/15/21	230,000	228,131
Toll Brothers Finance Corp.
5.625%, 1/15/24	211,000	199,659

		427,790

Multiline Retail (0.0%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	227,958	—

Specialty Retail (0.0%)
Party City Holdings, Inc.
6.625%, 8/1/26§	115,000	11,500

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.
4.875%, 5/15/26§	418,000	410,685

Total Consumer Discretionary		2,313,789

Consumer Staples (1.0%)
Food & Staples Retailing (0.6%)
Cencosud SA
4.375%, 7/17/27§	200,000	164,312
Kroger Co. (The)
4.450%, 2/1/47	50,000	52,064
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	413,000	419,656

		636,032

Food Products (0.3%)
MHP Lux SA
6.950%, 4/3/26§	200,000	167,625
Post Holdings, Inc.
4.625%, 4/15/30§	200,000	191,500

		359,125

Tobacco (0.1%)
BAT Capital Corp.
4.540%, 8/15/47	50,000	45,602

Total Consumer Staples		1,040,759

Energy (1.6%)
Energy Equipment & Services (0.1%)
Nabors Industries Ltd.
7.250%, 1/15/26§	200,000	65,250
Weatherford International Ltd.
11.000%, 12/1/24(x)§	97,000	57,897

		123,147

Oil, Gas & Consumable Fuels (1.5%)
Aker BP ASA
4.750%, 6/15/24§	200,000	165,750
Cheniere Energy Partners LP
5.250%, 10/1/25	230,000	212,175
CNX Resources Corp.
5.875%, 4/15/22(x)	313,000	286,395
Ecopetrol SA
4.125%, 1/16/25	200,000	185,500
Energy Transfer Operating LP
5.200%, 2/1/22	191,000	179,432
EnLink Midstream LLC
5.375%, 6/1/29(x)	100,000	53,000
EnQuest plc
7.000%, 4/15/22 PIK(m)	142,000	36,920
Enterprise Products Operating LLC
4.800%, 2/1/49	50,000	50,043
Martin Midstream Partners LP
7.250%, 2/15/21(x)	383,000	210,726
Sanchez Energy Corp.
6.125%, 1/15/23(h)	57,000	285
Sunoco LP
4.875%, 1/15/23	115,000	108,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 4/15/27		$100,000	$86,000

			1,574,326

Total Energy			1,697,473

Financials (6.1%)
Banks (3.4%)
Akbank T.A.S.
5.125%, 3/31/25(x)§		400,000	322,125
Bank of America Corp.
3.500%, 4/19/26		420,000	444,952
3.248%, 10/21/27		153,000	152,848
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	EUR	600,000	544,695
BDO Unibank, Inc.
2.950%, 3/6/23(m)		$200,000	196,063
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29(k)(m)		200,000	207,125
Citigroup, Inc.
3.300%, 4/27/25		57,000	58,519
3.400%, 5/1/26		194,000	200,626
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27		250,000	269,687
JPMorgan Chase & Co.
3.375%, 5/1/23		191,000	195,866
3.875%, 9/10/24		191,000	198,772
3.200%, 6/15/26		287,000	298,321
Wells Fargo & Co.
3.000%, 4/22/26		479,000	492,673

			3,582,272

Capital Markets (1.9%)
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25		375,000	383,459
3.750%, 2/25/26		287,000	284,761
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)		300,000	306,562
Morgan Stanley
3.875%, 1/27/26		605,000	639,966
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)		191,000	196,765
MSCI, Inc.
4.000%, 11/15/29§		200,000	198,676

			2,010,189

Consumer Finance (0.5%)
Capital One Financial Corp.
3.200%, 2/5/25		183,000	180,655
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		191,000	168,606
Springleaf Finance Corp.
6.625%, 1/15/28		100,000	94,500
5.375%, 11/15/29		100,000	91,500

			535,261

Diversified Financial Services (0.3%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		322,000	283,360

Total Financials			6,411,082

Health Care (3.6%)
Biotechnology (0.2%)
AbbVie, Inc.
2.950%, 11/21/26§		200,000	200,687

Health Care Equipment & Supplies (0.1%)
Stryker Corp.
3.500%, 3/15/26		95,000	98,604

Health Care Providers & Services (2.1%)
Anthem, Inc.
3.700%, 9/15/49		50,000	47,994
Centene Corp.
4.750%, 5/15/22		250,000	251,250
5.375%, 6/1/26§		76,000	77,931
4.250%, 12/15/27§		200,000	196,000
3.375%, 2/15/30§		200,000	186,000
Cigna Corp.
4.900%, 12/15/48		50,000	60,057
Community Health Systems, Inc.
6.875%, 2/1/22		66,000	51,480
6.250%, 3/31/23		95,000	90,072
6.625%, 2/15/25§		100,000	93,500
CVS Health Corp.
4.300%, 3/25/28		100,000	105,925
DaVita, Inc.
5.000%, 5/1/25		272,000	271,644
HCA, Inc.
5.375%, 9/1/26		287,000	295,610
MEDNAX, Inc.
6.250%, 1/15/27§		200,000	160,250
Orlando Health Obligated Group
3.777%, 10/1/28		75,000	84,307
RWJ Barnabas Health, Inc.
3.477%, 7/1/49		75,000	78,596
Tenet Healthcare Corp.
8.125%, 4/1/22		191,000	181,689

			2,232,305

Pharmaceuticals (1.2%)
Allergan Funding SCS
3.800%, 3/15/25		422,000	431,624
Bausch Health Americas, Inc.
8.500%, 1/31/27§		191,000	199,595
Bausch Health Cos., Inc.
6.125%, 4/15/25§		157,000	155,430
Bayer US Finance II LLC
4.375%, 12/15/28§		211,000	225,443
Endo Dac
6.000%, 2/1/25(e)§		430,000	292,400

			1,304,492

Total Health Care			3,836,088

Industrials (4.5%)
Air Freight & Logistics (0.0%)
FedEx Corp.
4.050%, 2/15/48		50,000	42,816

Building Products (0.2%)
Cornerstone Building Brands, Inc.
8.000%, 4/15/26§		200,000	172,750

Commercial Services & Supplies (0.2%)
Intrado Corp.
8.500%, 10/15/25§		279,000	203,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.1%)
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§	$200,000	$116,000

Industrial Conglomerates (0.3%)
General Electric Co.
3.375%, 3/11/24	300,000	287,105

Machinery (0.7%)
CNH Industrial NV
3.850%, 11/15/27	134,000	129,352
Manitowoc Co., Inc. (The)
9.000%, 4/1/26§	200,000	178,000
Tennant Co.
5.625%, 5/1/25	391,000	376,337

		683,689

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)	400,000	404,596

Professional Services (0.4%)
IHS Markit Ltd.
4.000%, 3/1/26§	230,000	227,741
Jaguar Holding Co. II
6.375%, 8/1/23§	230,000	234,025

		461,766

Road & Rail (1.2%)
DAE Funding LLC
4.500%, 8/1/22§	76,000	68,015
5.000%, 8/1/24§	306,000	276,930
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§	500,000	514,219
Russian Railways
5.700%, 4/5/22(m)	400,000	411,250

		1,270,414

Trading Companies & Distributors (1.0%)
Aircastle Ltd.
4.125%, 5/1/24	383,000	334,147
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	306,000	276,165
Herc Holdings, Inc.
5.500%, 7/15/27§	200,000	185,500
United Rentals North America, Inc.
5.875%, 9/15/26	206,000	208,379
6.500%, 12/15/26	100,000	100,000

		1,104,191

Total Industrials		4,746,565

Information Technology (0.3%)
Communications Equipment (0.2%)
CommScope Technologies LLC
5.000%, 3/15/27§	326,000	282,805

Software (0.1%)
Blackboard, Inc.
10.375%, 11/15/24§	100,000	91,750

Total Information Technology		374,555

Materials (5.0%)
Chemicals (1.7%)
Alpek SAB de CV
4.250%, 9/18/29§	400,000	314,750
Braskem Netherlands Finance BV
4.500%, 1/31/30§	300,000	232,687
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25(m)	200,000	211,125
Gates Global LLC
6.250%, 1/15/26§	100,000	89,000
LYB International Finance BV
4.000%, 7/15/23	402,000	407,722
Neon Holdings, Inc.
10.125%, 4/1/26§	200,000	179,000
SABIC Capital II BV
4.500%, 10/10/28§	200,000	207,438
TPC Group, Inc.
10.500%, 8/1/24§	200,000	164,750

		1,806,472

Construction Materials (0.2%)
Cemex SAB de CV
5.700%, 1/11/25§	287,000	243,681

Containers & Packaging (1.6%)
Crown Americas LLC
4.750%, 2/1/26	334,000	342,250
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	372,000	295,740
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	268,000	267,406
5.875%, 8/15/23§	134,000	131,488
Reynolds Group Issuer, Inc.
5.125%, 7/15/23§	134,000	132,995
7.000%, 7/15/24§	95,000	96,425
Sealed Air Corp.
4.875%, 12/1/22§	115,000	115,143
5.125%, 12/1/24§	191,000	193,865
5.500%, 9/15/25§	76,000	77,140

		1,652,452

Metals & Mining (1.5%)
First Quantum Minerals Ltd.
7.250%, 4/1/23§	306,000	250,920
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§	76,000	75,240
5.125%, 5/15/24§	253,000	249,205
Freeport-McMoRan, Inc.
4.550%, 11/14/24	383,000	360,545
Glencore Funding LLC
4.125%, 5/30/23§	115,000	105,302
Novelis Corp.
5.875%, 9/30/26§	341,000	337,692
SunCoke Energy Partners LP
7.500%, 6/15/25§	300,000	210,000

		1,588,904

Total Materials		5,291,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		$53,000	$52,470
5.000%, 10/15/27		211,000	203,980
VICI Properties LP (REIT)
3.750%, 2/15/27§		500,000	471,250

			727,700

Real Estate Management & Development (0.4%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24(m)		200,000	230,000
Five Point Operating Co. LP
7.875%, 11/15/25§		200,000	168,000

			398,000

Total Real Estate			1,125,700

Utilities (3.0%)
Electric Utilities (1.9%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	549,957
Exelon Corp.
4.050%, 4/15/30		100,000	101,000
Southern Co. (The)
3.250%, 7/1/26		390,000	391,611
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		449,000	482,788
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	261,482
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)		200,000	201,500

			1,988,338

Independent Power and Renewable Electricity Producers (1.1%)
Calpine Corp.
5.750%, 1/15/25		230,000	214,475
5.125%, 3/15/28§		100,000	91,500
Clearway Energy Operating LLC
5.750%, 10/15/25		268,000	262,640
Colbun SA
3.950%, 10/11/27§		200,000	191,900
3.150%, 3/6/30§		200,000	186,000
Talen Energy Supply LLC
7.250%, 5/15/27§		300,000	272,940

			1,219,455

Total Utilities			3,207,793

Total Corporate Bonds			34,899,302

Foreign Government Securities (8.9%)
Argentine Republic
6.875%, 1/26/27		500,000	146,250
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	255,011
Export-Import Bank of India
3.875%, 2/1/28§		$545,000	505,487
Gabonese Republic
6.625%, 2/6/31§		400,000	236,000
Mex Bonos Desarr Fix Rt
6.500%, 6/10/21	MXN	6,900,000	290,954
Notas del Tesoro
3.750%, 4/17/26§		$200,000	213,600
Oriental Republic of Uruguay
4.375%, 1/23/31		200,000	217,062
3.700%, 6/26/37 TIPS	UYU	19,955,634	441,762
Republic of Angola
8.250%, 5/9/28§		$800,000	304,000
Republic of Belarus
7.625%, 6/29/27§		400,000	396,625
6.200%, 2/28/30§		300,000	270,188
Republic of Colombia
3.875%, 4/25/27		200,000	196,938
9.850%, 6/28/27	COP	1,255,000,000	351,907
4.500%, 3/15/29		$200,000	204,187
5.000%, 6/15/45		500,000	512,031
Republic of Indonesia
4.350%, 1/8/27§		700,000	724,062
Republic of Iraq
5.800%, 1/15/28§		700,000	531,344
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	565,781
Republic of Peru
6.550%, 3/14/37		300,000	426,844
Republic of South Africa
7.000%, 2/28/31	ZAR	8,700,000	358,671
Russian Federation
4.875%, 9/16/23§		$600,000	639,000
Ukraine Government Bond
7.375%, 9/25/32§		500,000	452,813
0.000%, 5/31/40(e)§		174,000	128,760
United Mexican States
4.150%, 3/28/27		1,000,000	1,018,125

Total Foreign Government Securities			9,387,402

Loan Participations (7.6%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.3%)
Securus Technologies Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 11/1/24(k)		468,320	360,606

Media (1.3%)
Banijay Group, Term Loan
(ICE LIBOR USD 6 Month + 0.00%), 0.000%, 3/4/25(k)		30,000	26,400
CSC Holdings LLC
(ICE LIBOR USD 1 Month + 2.25%), 2.862%, 7/17/25(k)		370,241	355,431
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.180%, 8/24/26(k)		84,907	65,379
Gray Television, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.015%, 1/2/26(k)		297,375	282,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mission Broadcasting, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 3.831%, 1/17/24(k)	$51,069	$47,239
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2
(ICE LIBOR USD 1 Month + 2.25%), 3.191%, 1/17/24(k)	198,009	183,158
Sinclair Television Group, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.240%, 1/3/24(k)	393,893	372,229

		1,332,342

Total Communication Services		1,692,948

Consumer Discretionary (1.8%)
Auto Components (0.4%)
Adient US LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.742%, 5/6/24(k)	218,350	189,691
Panther BF Aggregator 2 LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.441%, 4/30/26(k)	49,875	45,386
TI Group Automotive Systems LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.489%, 6/30/22(k)	231,202	208,082

		443,159

Automobiles (0.2%)
Thor Industries, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.375%, 2/1/26(k)	198,095	167,390

Diversified consumer services (0.0%)
LegalZoom.com, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.489%, 11/21/24(k)	49,874	43,640

Hotels, Restaurants & Leisure (0.4%)
24 Hour Fitness Worldwide, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.950%, 5/30/25(k)	369,361	81,259
Boyd Gaming Corp., Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.934%, 9/15/23(k)	251,113	217,631
Caesars Resort Collection LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.739%, 12/23/24(k)	149,617	120,228
Whatabrands LLC, Term Loan B
(ICE LIBOR USD 6 Month + 2.75%), 3.766%, 7/31/26(k)	29,925	25,025

		444,143

Internet & Direct Marketing Retail (0.3%)
Go Daddy Operating Co. LLC, Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 2.739%, 2/15/24(k)	277,968	262,958

Specialty Retail (0.4%)
Harbor Freight Tools USA, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.489%, 8/18/23(k)	49,872	45,135
Nascar Holdings LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.674%, 10/19/26(k)	64,967	56,305
Nutraceutical International Corp., Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.250%, 8/23/23(k)	369,333	284,386
Staples, Inc., Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 6.515%, 4/16/26(k)	24,329	19,189

		405,015

Textiles, Apparel & Luxury Goods (0.1%)
Bass Pro Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.072%, 9/25/24(k)	99,490	83,571
Champ Acquisition Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.572%, 12/19/25(k)	29,809	22,953

		106,524

Total Consumer Discretionary		1,872,829

Consumer Staples (0.3%)
Food Products (0.3%)
JBS USA Lux SA, Term Loan
(ICE LIBOR USD 3 Month + 2.00%), 3.072%, 5/1/26(k)	332,738	309,685

Household products (0.0%)
Knowlton Development Corp., Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.739%, 12/22/25(k)	22,814	19,392

Total Consumer Staples		329,077

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Oxbow Carbon LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.739%, 1/4/23(k)	175,165	148,890

Total Energy		148,890

Financials (0.3%)
Capital Markets (0.1%)
Russell Invest Management Co., Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.353%, 6/1/23(k)	123,981	112,823

Diversified Financial Services (0.0%)
Verscend Holding Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 5.489%, 8/27/25(k)	19,949	18,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.2%)
Alliant Holdings Intermediate LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.989%, 5/9/25(k)	$116,723	$106,996
AssuredPartners, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.489%, 2/12/27(k)	49,750	43,780

		150,776

Thrifts & Mortgage Finance (0.0%)
DTZ US Borrower LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.739%, 8/21/25(k)	50,000	44,500

Total Financials		326,851

Health Care (0.8%)
Health Care Providers & Services (0.4%)
Air Medical Group Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.863%, 3/14/25(k)	369,333	328,706
Phoenix Guarantor, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 4.113%, 3/5/26(k)	49,875	45,386
U.S. Anesthesia Partners, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 6/23/24(k)	20,000	14,900

		388,992

Health Care Technology (0.0%)
Inovalon Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.750%, 4/2/25(k)	7,396	6,712

Pharmaceuticals (0.4%)
Grifols Worldwide Operations Ltd., Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 2.684%, 11/15/27(k)	316,466	300,115
Horizon Therapeutics USA, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.313%, 5/22/26(k)	191,632	178,697

		478,812

Total Health Care		874,516

Industrials (1.4%)
Aerospace & Defense (0.1%)
Dynasty Acquisition Co., Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.950%, 4/6/26(k)	49,793	38,192

		38,192

Airlines (0.4%)
Air Canada, Term Loan
(ICE LIBOR USD 6 Month + 1.75%), 2.500%, 10/6/23(k)	279,356	258,404
Allegiant Travel Co., Term Loan
(ICE LIBOR USD 6 Month + 3.00%), 4.707%, 2/5/24(k)	201,046	150,785

		409,189

Commercial Services & Supplies (0.1%)
Pitney Bowes Inc., Term Loan B
(ICE LIBOR USD 6 Month + 5.50%), 7.160%, 1/17/25(k)	100,000	84,000
Prime Security Services Borrower LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.606%, 9/23/26(k)	62,188	55,658

		139,658

Construction & Engineering (0.0%)
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 12/11/26(k)	49,875	37,074

Machinery (0.5%)
Altra Industrial Motion Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.989%, 10/1/25(k)	83,098	74,788
Harsco Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 3.250%, 12/6/24(k)	178,792	160,913
Navistar, Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.50%), 4.280%, 11/6/24(k)	371,212	319,242

		554,943

Road & Rail (0.3%)
Avis Budget Car Rental LLC, Term Loan
(ICE LIBOR USD 6 Month + 1.75%), 3.360%, 8/6/27(k)	370,277	311,033

Total Industrials		1,490,089

Information Technology (1.0%)
Communications Equipment (0.4%)
Commscope, Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.25%), 4.239%, 4/6/26(k)	100,000	94,000
Global Tel Link Corp., 1st Lien, Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.700%, 11/29/25(k)	370,313	312,914

		406,914

Semiconductors & Semiconductor Equipment (0.4%)
MKS Instruments, Inc.
(ICE LIBOR USD 1 Month + 1.75%), 2.739%, 2/2/26(k)	88,499	79,384
ON Semiconductor Corp., Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.989%, 9/19/26(k)	373,125	347,939

		427,323

Software (0.2%)
Infor (US), Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.750%, 2/1/22(k)	99,487	95,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Navicure, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.989%, 10/22/26(k)	$50,000	$46,750
Playtika Holding Corp., Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.072%, 12/10/24(k)	19,750	18,335
Sophos Group plc, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.814%, 1/15/27(k)	36,090	31,939
TIBCO Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.740%, 6/30/26(k)	40,000	37,600

		229,983

Total Information Technology		1,064,220

Materials (0.2%)
Containers & Packaging (0.1%)
Berry Global, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.863%, 7/1/26(k)	149,623	139,598
BWAY Holding Co., Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.084%, 4/3/24(k)	40,000	32,500

		172,098

Metals & Mining (0.1%)
Arconic Rolled Products Corp., Term Loan B
(ICE LIBOR USD 6 Month + 2.75%), 3.240%, 2/24/27(k)	74,000	66,600

Total Materials		238,698

Total Loan Participations		8,038,118

Mortgage-Backed Securities (8.9%)
FHLMC UMBS
2.500%, 10/1/49	296,088	306,849
3.000%, 12/1/49	176,933	185,512
FNMA UMBS
2.500%, 6/1/27	35,915	37,381
2.500%, 12/1/34	533,889	554,176
4.500%, 5/1/48	735,485	794,667
3.500%, 6/1/48	223,512	236,424
3.000%, 9/1/48	657,823	691,776
3.000%, 11/1/48	822,252	863,921
3.000%, 12/1/49	177,237	185,831
3.000%, 3/1/50	244,970	256,848
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/50 TBA	300,000	310,735
3.000%, 4/25/50 TBA	1,801,000	1,887,673
GNMA
3.500%, 11/20/49	1,471,645	1,554,628
3.500%, 12/20/49	1,497,271	1,582,634

Total Mortgage-Backed Securities		9,449,055

Municipal Bonds (4.7%)
Broward County, Florida Airport System Revenue Refunding Bonds, Series 2019C
3.477%, 10/1/43	100,000	97,090
California Health Facilities Financing Authourity Revenue Bonds, Series 2019
2.934%, 6/1/32	90,000	90,409
2.984%, 6/1/33	75,000	75,266
3.034%, 6/1/34	55,000	55,183
City & County of Honolulu Wastewater System, Revenue Bonds, Series 2019B
2.585%, 7/1/28	35,000	36,697
City & County of San Francisco Water Revenue Bonds, Series 2019
3.473%, 11/1/43	60,000	55,594
City of Austin, Electricity Utility System Revenue Bonds, Series 2008, AGC
6.262%, 11/15/32	175,000	215,105
City of Birmingham, Water Works Board, Alabama Senior Taxable Water Revenue Refunding Bonds, Series 2019
3.573%, 1/1/45	350,000	359,243
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds, Series A-T 2017
3.250%, 8/1/29	100,000	103,854
Foothill Eastern Transportation Corridor Agency Toll Road Refunding Revenue Bonds, Series 2019A
4.094%, 1/15/49	40,000	40,507
Gilroy Unified School District General Obligation Refunding Bonds, Series 2019
3.364%, 8/1/47	195,000	193,376
Greenville City School District County Darke, Ohio School Improvement Refunding Bonds, Series 2019
3.541%, 1/1/51	215,000	215,267
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B
3.395%, 10/15/40	175,000	179,277
Massachusetts State College Building Authority Refunding Revenue Bonds, Series 2019C
3.373%, 5/1/43	150,000	152,919
Metro Wastewater Reclamation District, Colorado Federally Taxable Sewer Refunding Bonds, Series 2019B
3.158%, 4/1/41	145,000	147,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan St. Louis Sewer District Taxable Wastewater System Refunding Revenue Bonds, Series 2019C
3.259%, 5/1/45	$415,000	$418,702
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	105,000	101,665
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
2.970%, 3/15/34	565,000	569,882
3.142%, 7/1/43	95,000	94,258
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Refunding Bonds, Series 2019
3.579%, 12/1/43	290,000	292,198
Regional Transportation District (Colorado) Taxable Sales Tax Revenue Refunding Bonds,Series 2019A
3.258%, 11/1/38	95,000	98,149
Salt Lake City, Utah Federally Taxable Sales and Excise Tax Revenue Refunding Bonds Series 2019B
3.102%, 4/1/38	80,000	80,539
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1
3.271%, 8/1/39	65,000	65,918
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, 2019 Series 2019A
3.248%, 4/1/48	70,000	68,614
State of New York General Obligation Bonds, Series 2019B
3.200%, 2/15/39	345,000	353,042
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	60,137
State of Oregon Department of Transportation Highway Refunding Bonds, Series 2019B
3.168%, 11/15/38	115,000	118,239
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B
2.938%, 3/15/33	70,000	70,085
3.289%, 3/15/40	55,000	54,377
Texas Transportation Commission State of Texas Highway Improvement General Obligation Refunding Bonds, Series 2019
3.211%, 4/1/44	175,000	180,022
University of Pittsburgh - of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C
3.005%, 9/15/41	160,000	161,997
Utah Transit Authority Federally Taxable Sales Tax Revenue Refunding Bonds, Series 2019B
3.443%, 12/15/42	115,000	116,811

Total Municipal Bonds		4,922,104

Supranational (0.7%)
African Export-Import Bank (The)
3.994%, 9/21/29§	400,000	418,267
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	400,000	361,338

Total Supranational		779,605

U.S. Treasury Obligations (8.8%)
U.S. Treasury Bonds
7.875%, 2/15/21	172,000	183,536
2.000%, 2/15/50	700,000	810,751
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	722,510	733,378
0.125%, 7/15/24 TIPS	2,101,392	2,105,966
0.375%, 7/15/25 TIPS	1,087,830	1,108,125
0.375%, 7/15/27 TIPS	685,484	704,016
U.S. Treasury Notes
1.500%, 11/30/21	3,400,000	3,472,253
2.750%, 2/15/24	191,000	208,604

Total U.S. Treasury Obligations		9,326,629

Total Long-Term Debt Securities (94.1%) (Cost $107,390,613)		99,526,614

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.1%)
Media (0.1%)
Clear Channel Outdoor Holdings, Inc.*	4,912	3,144
iHeartMedia, Inc.(r)*	33	205
iHeartMedia, Inc., Class A(x)*	1,980	14,474

		17,823

Total Communication Services		17,823

Energy (0.1%)
Energy Equipment & Services (0.0%)
Weatherford International plc*	3,258	19,385

Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp.	97	55
Battalion Oil Corp.*	43	201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Birch Permian Holdings, Inc.(r)*	9,349	$84,141
Riviera Resources, Inc.	1,571	6,598

		90,995

Total Energy		110,380

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A*	1,334	15,047

Total Materials		15,047

Total Common Stocks (0.2%) (Cost $397,640)		143,250

EXCHANGE TRADED FUND (ETF):
Fixed Income (2.2%)
Invesco Senior Loan ETF(x) (Cost $2,647,844)	115,000	2,352,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Amplify Energy Corp., expiring 4/21/20*	950	—
Battalion Oil Corp., expiring 10/8/22(r)(x)*	802	—

		—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	119

Total Materials		119

Total Warrants (0.0%) (Cost $1,019)		119

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	257,335	257,361

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $300,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $306,000.(xx)	$300,000	300,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	300,000	300,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,288,463, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,334,233.(xx)	2,288,462	2,288,462

Total Repurchase Agreements		2,888,462

U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills
0.08%, 4/9/20(p)(x)	1,000,000	999,980

Total Short-Term Investments (3.9%) (Cost $4,145,450)		4,145,803

Total Investments in Securities (100.4%) (Cost $114,582,566)		106,168,686
Other Assets Less Liabilities (-0.4%)		(391,607)

Net Assets (100%)		$105,777,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $33,444,644 or 31.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,749,836 or 2.6% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,784,081. This was collateralized by $929,755 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/2/20-2/15/50 and by cash of $2,888,462 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNH — Chinese yuan

COP — Colombian Peso

DOP — Dominican Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Angola	0.3%
Argentina	0.1
Australia	0.3
Belarus	0.6
Brazil	0.2
Canada	0.4
Cayman Islands	6.2
Chile	0.5
China	1.6
Colombia	1.4
Dominican Republic	0.3
France	0.5
Gabon	0.2
Germany	0.2
India	0.5
Indonesia	0.7
Iraq	0.5
Ireland	1.3
Israel	0.3
Kazakhstan	1.0
Luxembourg	0.5
Malaysia	0.2
Mexico	1.8
Norway	0.2
Panama	0.2
Peru	0.4
Philippines	0.6
Russia	1.0
Saudi Arabia	0.2
South Africa	0.3
Supranational	0.7
Switzerland	0.1
Tunisia	0.5
Turkey	0.3
Ukraine	0.7
United Arab Emirates	0.3
United Kingdom	0.2
United States	74.3
Uruguay	0.6
Zambia	0.2
Cash and Other	(0.4)

100.0%

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	18	6/2020	AUD	1,667,532	31,420
Australia 3 Year Bond	31	6/2020	AUD	2,233,048	11,663
Canada 10 Year Bond	15	6/2020	CAD	1,568,322	75,462
Euro-BTP	33	6/2020	EUR	5,146,716	(218,096)
Euro-Bund	4	6/2020	EUR	761,045	(15,274)
U.S. Treasury 2 Year Note	76	6/2020	USD	16,749,094	234,809

					119,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	233,974	AUD	340,000	JPMorgan Chase Bank	4/15/2020	24,826
USD	651,925	CAD	850,000	JPMorgan Chase Bank	4/16/2020	47,833
USD	1,028,265	AUD	1,500,000	JPMorgan Chase Bank	4/27/2020	105,479
JPY	397,100,000	USD	3,648,006	JPMorgan Chase Bank	4/28/2020	50,183
USD	418,404	CAD	550,000	JPMorgan Chase Bank	4/29/2020	27,453
USD	336,616	NZD	560,000	JPMorgan Chase Bank	6/17/2020	2,668
EUR	617,312	USD	670,336	JPMorgan Chase Bank	7/23/2020	13,287
USD	1,128,708	EUR	1,012,708	JPMorgan Chase Bank	7/23/2020	7,217
USD	304,160	NOK	3,100,000	JPMorgan Chase Bank	7/23/2020	5,869
USD	484,159	EUR	430,000	JPMorgan Chase Bank	8/5/2020	7,788
USD	468,710	CNH	3,300,000	JPMorgan Chase Bank**	8/21/2020	4,528
USD	3,843,998	EUR	3,417,191	JPMorgan Chase Bank	9/15/2020	53,790
USD	1,000,000	NOK	10,200,000	JPMorgan Chase Bank	9/15/2020	18,375

Total unrealized appreciation						369,296

TRY	1,450,000	USD	229,922	JPMorgan Chase Bank	4/15/2020	(11,474)
AUD	260,000	USD	175,583	JPMorgan Chase Bank	4/27/2020	(15,634)
IDR	8,100,000,000	USD	569,941	JPMorgan Chase Bank**	6/2/2020	(76,011)
MXN	750,000	USD	38,145	JPMorgan Chase Bank	6/16/2020	(6,882)
NOK	3,100,000	USD	342,772	JPMorgan Chase Bank	7/23/2020	(44,481)
JPY	49,000,000	USD	459,576	JPMorgan Chase Bank	8/13/2020	(1,494)
CNH	3,300,000	USD	472,827	JPMorgan Chase Bank**	8/21/2020	(8,644)
JPY	19,000,000	USD	181,765	JPMorgan Chase Bank	9/14/2020	(3,961)
NOK	10,200,000	USD	1,009,921	JPMorgan Chase Bank	9/15/2020	(28,296)

Total unrealized depreciation						(196,877)

Net unrealized appreciation						172,419

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 32-V1	1.00	Quarterly	12/20/2024	3.74	USD 2,000,000	(77,841)	(149,999)	(227,840)
CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD 1,800,000	63,308	(167,917)	(104,609)
CDX North American Investment Grade Index Series 33-V1	1.00	Quarterly	12/20/2024	1.08	USD 2,400,000	35,342	(43,160)	(7,818)

						20,809	(361,076)	(340,267)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$10,220,201	$—		$10,220,201
Collateralized Mortgage Obligations	—	12,397,979	—		12,397,979
Commercial Mortgage-Backed Security	—	106,219	—		106,219
Common Stocks
Communication Services	17,618	—	205		17,823
Energy	26,239	—	84,141		110,380
Materials	15,047	—	—		15,047
Corporate Bonds
Communication Services	—	4,853,989	—	(b)	4,853,989
Consumer Discretionary	—	2,313,789	—		2,313,789
Consumer Staples	—	1,040,759	—		1,040,759
Energy	—	1,697,473	—		1,697,473
Financials	—	6,411,082	—		6,411,082
Health Care	—	3,836,088	—		3,836,088
Industrials	—	4,746,565	—		4,746,565
Information Technology	—	374,555	—		374,555
Materials	—	5,291,509	—		5,291,509
Real Estate	—	1,125,700	—		1,125,700
Utilities	—	3,207,793	—		3,207,793
Exchange Traded Fund	2,352,900	—	—		2,352,900
Foreign Government Securities	—	9,387,402	—		9,387,402
Forward Currency Contracts	—	369,296	—		369,296
Futures	353,354	—	—		353,354
Loan Participations
Communication Services	—	1,692,948	—		1,692,948
Consumer Discretionary	—	1,872,829	—		1,872,829
Consumer Staples	—	329,077	—		329,077
Energy	—	148,890	—		148,890
Financials	—	326,851	—		326,851
Health Care	—	874,516	—		874,516
Industrials	—	1,490,089	—		1,490,089
Information Technology	—	1,064,220	—		1,064,220
Materials	—	238,698	—		238,698
Mortgage-Backed Securities	—	9,449,055	—		9,449,055
Municipal Bonds	—	4,922,104	—		4,922,104
Short-Term Investments
Investment Company	257,361	—	—		257,361
Repurchase Agreements	—	2,888,462	—		2,888,462
U.S. Treasury Obligations	—	999,980	—		999,980
Supranational	—	779,605	—		779,605
U.S. Treasury Obligations	—	9,326,629	—		9,326,629
Warrants
Energy	—	—	—	(b)	— (b)
Materials	119	—	—		119

Total Assets	$3,022,638	$103,784,352	$84,346		$106,891,336

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(361,076)	$—		$(361,076)
Forward Currency Contracts	—	(196,877)	—		(196,877)
Futures	(233,370)	—	—		(233,370)

Total Liabilities	$(233,370)	$(557,953)	$—		$(791,323)

Total	$2,789,268	$103,226,399	$84,346		$106,100,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(a)	A security with a market value of $0 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,205,512
Aggregate gross unrealized depreciation	(10,581,620)

Net unrealized depreciation	$(8,376,108)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$114,496,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (1.1%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$50,000	$50,651
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	940,637
Queensland Treasury Corp.
4.750%, 7/21/25(m)		2,000,000	1,467,124
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$50,000	52,831
Westpac Banking Corp.
2.700%, 8/19/26		150,000	149,192

Total Australia			2,660,435

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.625%, 9/17/22		250,000	256,651

Belgium (0.1%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26		125,000	130,414
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23		60,000	61,275
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	109,578

Total Belgium			301,267

Brazil (0.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		100,000	87,500

Canada (4.7%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		600,000	594,634
Bank of Montreal
2.350%, 9/11/22		250,000	252,775
Bank of Nova Scotia (The)
2.000%, 11/15/22		250,000	247,511
Brookfield Finance, Inc.
4.850%, 3/29/29		50,000	52,457
Canada Government Bond
2.250%, 6/1/29	CAD	5,325,000	4,294,156
Canada Housing Trust
2.650%, 12/15/28§		2,600,000	2,055,932
2.100%, 9/15/29§		3,700,000	2,809,080
Canadian Natural Resources Ltd.
3.850%, 6/1/27		$25,000	19,767
Enbridge, Inc.
3.500%, 6/10/24		50,000	47,987
3.700%, 7/15/27		100,000	96,732
Export Development Canada
2.625%, 2/21/24		150,000	161,491
Husky Energy, Inc.
4.000%, 4/15/24		50,000	42,144
Hydro-Quebec
8.400%, 1/15/22		75,000	84,941
Nutrien Ltd.
3.150%, 10/1/22		19,000	19,630
4.200%, 4/1/29		50,000	52,855
Province of Manitoba
2.125%, 5/4/22		100,000	103,348
Province of Ontario
2.250%, 5/18/22		250,000	256,808
Province of Quebec
2.375%, 1/31/22		250,000	258,727
2.625%, 2/13/23		94,000	98,579
Royal Bank of Canada
2.800%, 4/29/22		150,000	152,089
Toronto-Dominion Bank (The)
3.250%, 3/11/24		150,000	158,153
TransCanada PipeLines Ltd.
4.875%, 1/15/26		80,000	82,024

Total Canada			11,941,820

China (0.4%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	210,125
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27(m)		300,000	322,575
Tencent Holdings Ltd.
3.595%, 1/19/28(m)		500,000	533,285

Total China			1,065,985

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	92,750
Republic of Colombia
4.000%, 2/26/24		200,000	201,313

Total Colombia			294,063

Denmark (4.0%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24(m)	EUR	100,000	93,142
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/50(m)	DKK	14,750,000	2,095,346
Nykredit Realkredit A/S
1.000%, 10/1/50(m)		29,500,000	4,185,636
Realkredit Danmark A/S
1.000%, 10/1/50(m)		26,000,000	3,686,192

Total Denmark			10,060,316

France (1.7%)
Danone SA
2.947%, 11/2/26(m)		$780,000	756,577
Electricite de France SA
4.500%, 9/21/28(m)		500,000	548,875
French Republic
0.000%, 3/25/25(m)	EUR	2,530,000	2,839,035
Total Capital International SA
2.700%, 1/25/23		$113,000	113,746

Total France			4,258,233

Germany (1.6%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	96,534
4.100%, 1/13/26(x)		50,000	47,912
Kreditanstalt fuer Wiederaufbau
2.500%, 2/15/22		250,000	259,067
1.750%, 8/22/22		250,000	257,049
2.000%, 10/4/22		188,000	194,743
2.375%, 12/29/22		500,000	524,640
2.000%, 5/2/25(x)		100,000	105,842
0.000%, 4/18/36		3,100,000	2,384,591
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		100,000	108,232

Total Germany			3,978,610

Indonesia (1.0%)
Republic of Indonesia
8.250%, 5/15/29	IDR	18,645,000,000	1,159,740
7.500%, 8/15/32		24,475,000,000	1,409,826

Total Indonesia			2,569,566

Ireland (0.1%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	179,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Italy (2.4%)
Buoni Poliennali del Tesoro
0.350%, 2/1/25(m)	EUR	2,625,000	$2,816,481
3.000%, 8/1/29(m)		890,000	1,111,788
1.350%, 4/1/30(m)		1,900,000	2,060,452

Total Italy			5,988,721

Japan (7.8%)
Japan Bank for International Cooperation
3.375%, 10/31/23		$200,000	218,925
2.000%, 10/17/29		200,000	211,728
Japan Government Bond
0.100%, 3/20/27	JPY	400,000,000	3,780,888
0.100%, 6/20/29		940,000,000	8,837,036
0.100%, 12/20/29		565,000,000	5,296,618
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		$200,000	200,605
3.677%, 2/22/27		200,000	204,373
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	206,571
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	251,266
3.784%, 3/9/26		100,000	104,925
3.010%, 10/19/26		50,000	49,920
3.202%, 9/17/29		50,000	49,564
Toyota Motor Corp.
2.760%, 7/2/29		100,000	100,559

Total Japan			19,512,978

Luxembourg (0.0%)
ArcelorMittal SA
4.250%, 7/16/29(x)		50,000	43,221

Mexico (1.9%)
Mex Bonos Desarr Fix Rt
8.500%, 5/31/29	MXN	89,930,000	4,151,053
Petroleos Mexicanos
3.500%, 1/30/23		$94,000	75,538
4.875%, 1/18/24		100,000	80,000
6.500%, 3/13/27		50,000	36,758
5.350%, 2/12/28		50,000	34,750
6.840%, 1/23/30§		50,000	36,176
United Mexican States
4.000%, 10/2/23		150,000	153,000
4.125%, 1/21/26		200,000	204,750

Total Mexico			4,772,025

Netherlands (0.4%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	256,068
ING Groep NV
4.100%, 10/2/23		200,000	205,388
NXP BV
4.300%, 6/18/29§		50,000	50,605
Shell International Finance BV
3.400%, 8/12/23		50,000	52,127
3.250%, 5/11/25		95,000	99,567
Sigma Holdco BV
5.750%, 5/15/26(m)	EUR	175,000	175,110
United Group BV
3.125%, 2/15/26§		150,000	138,768
Ziggo Bond Co. BV
3.375%, 2/28/30§		125,000	123,462

Total Netherlands			1,101,095

New Zealand (0.7%)
New Zealand Government Bond
2.750%, 4/15/37(m)	NZD	2,550,000	1,743,916

Norway (0.0%)
Equinor ASA
3.700%, 3/1/24		$100,000	99,682

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		200,000	207,312

Philippines (0.1%)
Republic of Philippines
10.625%, 3/16/25		100,000	131,469

Poland (0.1%)
Republic of Poland
5.000%, 3/23/22		38,000	40,589
4.000%, 1/22/24		100,000	108,950

Total Poland			149,539

Romania (1.1%)
Romania Government Bond
3.250%, 4/29/24	RON	4,625,000	1,024,234
4.850%, 4/22/26		3,600,000	839,073
5.000%, 2/12/29		4,550,000	1,021,732

Total Romania			2,885,039

Singapore (1.1%)
Republic of Singapore
2.000%, 2/1/24	SGD	2,030,000	1,484,456
2.625%, 5/1/28		1,750,000	1,361,364

Total Singapore			2,845,820

South Africa (0.9%)
Republic of South Africa
10.500%, 12/21/26	ZAR	27,375,000	1,574,402
8.750%, 2/28/48		17,570,000	739,868

Total South Africa			2,314,270

South Korea (1.1%)
Export-Import Bank of Korea
2.375%, 6/25/24		$200,000	203,872
Republic of Korea
2.375%, 3/10/23	KRW	1,470,000,000	1,249,383
1.875%, 6/10/29		1,450,000,000	1,221,486

Total South Korea			2,674,741

Spain (2.0%)
Banco Santander SA
3.500%, 4/11/22		$200,000	198,279
Bonos and Obligaciones del Estado
0.600%, 10/31/29(m)	EUR	3,845,000	4,229,625
Telefonica Emisiones SA
4.103%, 3/8/27		$500,000	514,915

Total Spain			4,942,819

Supranational (1.6%)
African Development Bank
3.000%, 9/20/23		100,000	108,160
Asian Development Bank
1.750%, 9/13/22		150,000	154,467
2.625%, 1/30/24		350,000	376,175
2.125%, 3/19/25		100,000	106,412
1.875%, 1/24/30		200,000	214,008
European Bank for Reconstruction & Development
2.125%, 3/7/22		150,000	155,042
European Investment Bank
1.625%, 6/15/21		100,000	101,326
2.625%, 5/20/22		500,000	521,598
1.375%, 9/6/22		350,000	356,507
3.125%, 12/14/23		50,000	54,597
2.125%, 4/13/26		150,000	162,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Inter-American Development Bank
2.500%, 1/18/23		$250,000	$262,615
2.125%, 1/15/25		250,000	270,336
3.125%, 9/18/28(x)		100,000	116,998
International Bank for Reconstruction & Development
2.000%, 1/26/22		250,000	256,481
2.125%, 2/13/23		131,000	136,518
3.000%, 9/27/23		250,000	270,146
2.500%, 7/29/25		250,000	271,620
International Finance Corp.
2.875%, 7/31/23		150,000	160,705

Total Supranational			4,056,145

Switzerland (0.2%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	94,730
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		150,000	150,719
Novartis Capital Corp.
3.000%, 11/20/25		150,000	157,263
Selecta Group BV
5.875%, 2/1/24(m)	EUR	150,000	87,408

Total Switzerland			490,120

United Kingdom (4.5%)
AstraZeneca plc
3.375%, 11/16/25		$100,000	104,383
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)		200,000	197,143
4.337%, 1/10/28		200,000	203,250
BAT Capital Corp.
3.557%, 8/15/27		75,000	71,647
BP Capital Markets plc
3.062%, 3/17/22		130,000	128,487
Galaxy Bidco Ltd.
6.500%, 7/31/26(m)	GBP	200,000	222,281
GlaxoSmithKline Capital plc
3.375%, 6/1/29		$50,000	53,716
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		94,000	96,769
HSBC Holdings plc
5.100%, 4/5/21		150,000	153,361
4.000%, 3/30/22		100,000	102,501
4.375%, 11/23/26		200,000	205,903
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)		200,000	205,131
Imperial Brands Finance plc
3.875%, 7/26/29§		500,000	465,196
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)		200,000	197,144
Pinewood Finance Co. Ltd.
3.250%, 9/30/25(m)	GBP	100,000	114,243
Reynolds American, Inc.
4.850%, 9/15/23		$150,000	151,818
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	201,673
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	202,846
Sky Ltd.
3.750%, 9/16/24(m)		700,000	731,788
Tesco plc
6.125%, 2/24/22	GBP	75,000	98,707
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	96,766
United Kingdom of Great Britain and Northern Ireland Bonds
0.625%, 6/7/25(m)	GBP	2,450,000	3,108,238
1.250%, 7/22/27(m)		800,000	1,072,230
0.875%, 10/22/29(m)		1,500,000	1,964,953
Victoria plc
5.250%, 7/15/24(m)	EUR	100,000	80,999
Virgin Media Secured Finance plc
4.250%, 1/15/30§	GBP	250,000	280,249
Vodafone Group plc
4.125%, 5/30/25		$100,000	106,598
4.375%, 5/30/28		725,000	766,382
WPP Finance 2010
3.750%, 9/19/24		50,000	50,322

Total United Kingdom			11,434,724

United States (57.0%)
3M Co.
3.000%, 8/7/25		100,000	103,114
Abbott Laboratories
2.550%, 3/15/22		90,000	90,869
3.400%, 11/30/23		70,000	73,832
AbbVie, Inc.
2.900%, 11/6/22		131,000	132,423
3.600%, 5/14/25		150,000	156,895
2.950%, 11/21/26§		250,000	250,858
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	57,795
Air Lease Corp.
4.250%, 2/1/24		200,000	178,110
Aircastle Ltd.
5.000%, 4/1/23		50,000	48,933
Allergan Finance LLC
3.250%, 10/1/22		75,000	74,562
Allergan Funding SCS
3.800%, 3/15/25		50,000	51,140
Allstate Corp. (The)
3.150%, 6/15/23		94,000	94,925
Altria Group, Inc.
2.950%, 5/2/23		94,000	92,960
4.800%, 2/14/29		50,000	52,018
Amazon.com, Inc.
3.300%, 12/5/21		100,000	103,331
3.150%, 8/22/27		100,000	109,500
American Express Co.
2.650%, 12/2/22		203,000	205,213
2.500%, 7/30/24		250,000	251,797
American Honda Finance Corp.
2.900%, 2/16/24		150,000	148,988
American International Group, Inc.
4.875%, 6/1/22		150,000	155,092
4.200%, 4/1/28		100,000	103,137
American Tower Corp. (REIT)
5.000%, 2/15/24		100,000	103,745
3.800%, 8/15/29		50,000	50,827
Ameriprise Financial, Inc.
4.000%, 10/15/23		100,000	102,015
Amgen, Inc.
3.625%, 5/15/22		56,000	56,997
2.450%, 2/21/30		100,000	98,049
Anthem, Inc.
3.350%, 12/1/24		50,000	50,539
2.375%, 1/15/25		100,000	98,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 9/15/29	$50,000	$48,186
Aon plc
3.875%, 12/15/25	100,000	103,804
Apple, Inc.
2.150%, 2/9/22	100,000	102,301
1.700%, 9/11/22	130,000	132,087
2.850%, 2/23/23	75,000	78,507
3.200%, 5/13/25	75,000	81,265
2.450%, 8/4/26	100,000	104,433
3.350%, 2/9/27	100,000	109,240
2.900%, 9/12/27	550,000	587,237
Applied Materials, Inc.
4.300%, 6/15/21	75,000	77,294
Aptiv Corp.
4.150%, 3/15/24	25,000	24,546
Arizona Public Service Co.
3.150%, 5/15/25	100,000	103,709
AT&T, Inc.
3.875%, 8/15/21	113,000	114,450
3.000%, 6/30/22	50,000	50,290
2.625%, 12/1/22	94,000	93,851
3.550%, 6/1/24	150,000	154,115
3.950%, 1/15/25	100,000	105,733
4.350%, 3/1/29	150,000	160,258
AutoZone, Inc.
3.750%, 4/18/29	50,000	48,991
AvalonBay Communities, Inc. (REIT)
3.300%, 6/1/29	50,000	49,633
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	53,718
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	233,000	237,653
4.125%, 1/22/24	100,000	106,301
4.200%, 8/26/24	100,000	105,970
4.000%, 1/22/25	100,000	104,418
4.450%, 3/3/26	100,000	102,668
3.500%, 4/19/26	100,000	105,941
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	104,999
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	100,000	103,205
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	200,000	218,637
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	300,000	323,864
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)	100,000	100,172
Bank of New York Mellon Corp. (The)
3.000%, 2/24/25	65,000	66,271
3.850%, 4/28/28	150,000	159,349
Becton Dickinson and Co.
3.363%, 6/6/24	150,000	149,480
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	97,003
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	67,083
Biogen, Inc.
4.050%, 9/15/25	100,000	105,570
Boardwalk Pipelines LP
4.800%, 5/3/29	25,000	19,722
Boeing Co. (The)
3.200%, 3/1/29	75,000	67,276
Boston Properties LP (REIT)
3.650%, 2/1/26	100,000	100,361
Boston Scientific Corp.
3.850%, 5/15/25	26,000	27,551
BP Capital Markets America, Inc.
3.245%, 5/6/22	75,000	76,015
3.224%, 4/14/24	675,000	653,314
4.234%, 11/6/28	100,000	107,701
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	94,263
3.875%, 8/15/25§	150,000	161,612
3.400%, 7/26/29§	50,000	54,932
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	98,739
Broadcom Corp.
3.875%, 1/15/27	100,000	95,044
Broadcom, Inc.
3.625%, 10/15/24§	150,000	147,216
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	29,590
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	95,888
3.850%, 9/1/23	100,000	105,921
3.750%, 4/1/24	25,000	26,602
Capital One Financial Corp.
3.800%, 1/31/28	100,000	98,151
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	76,080
Carrier Global Corp.
2.722%, 2/15/30§	100,000	91,662
Caterpillar Financial Services Corp.
1.900%, 9/6/22	150,000	149,411
Caterpillar, Inc.
2.600%, 6/26/22	56,000	55,595
CenterPoint Energy, Inc.
2.500%, 9/1/24	50,000	48,642
Charles Schwab Corp. (The)
3.200%, 1/25/28(x)	100,000	98,472
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	179,916
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	25,000	22,312
Chevron Corp.
3.191%, 6/24/23	75,000	77,786
2.954%, 5/16/26	150,000	157,678
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	102,765
Cigna Corp.
3.900%, 2/15/22§	94,000	93,750
4.125%, 11/15/25	50,000	53,570
3.400%, 3/1/27§	100,000	100,238
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)	250,000	251,007
Citigroup, Inc.
4.500%, 1/14/22	100,000	103,498
3.875%, 10/25/23	100,000	103,066
3.750%, 6/16/24	150,000	152,224
3.300%, 4/27/25	65,000	66,732
3.200%, 10/21/26	100,000	103,598
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	100,000	103,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	$100,000	$106,760
(SOFR + 1.42%), 2.976%, 11/5/30(k)	50,000	49,344
(SOFR + 1.15%), 2.666%, 1/29/31(k)	100,000	97,025
Clorox Co. (The)
3.500%, 12/15/24	100,000	102,604
Coca-Cola Co. (The)
3.200%, 11/1/23	100,000	107,992
2.125%, 9/6/29	100,000	100,737
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	44,737
Comcast Corp.
3.375%, 8/15/25	100,000	106,169
3.300%, 2/1/27	100,000	105,269
4.150%, 10/15/28	100,000	112,287
Comerica, Inc.
4.000%, 2/1/29	25,000	24,982
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	142,628
2.550%, 6/15/26	100,000	100,593
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	70,000	71,029
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	53,063
4.850%, 11/1/28	50,000	53,547
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	94,823
ConocoPhillips Co.
4.950%, 3/15/26	100,000	106,055
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	101,547
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	54,942
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	104,250
CSX Corp.
3.350%, 11/1/25	100,000	104,296
CVS Health Corp.
3.700%, 3/9/23	100,000	104,157
3.875%, 7/20/25	133,000	137,970
2.875%, 6/1/26	50,000	49,144
4.300%, 3/25/28	125,000	132,406
3.250%, 8/15/29	50,000	49,351
Deere & Co.
2.600%, 6/8/22	38,000	37,620
Dell International LLC
5.450%, 6/15/23§	100,000	101,735
6.020%, 6/15/26§	150,000	154,769
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	50,000	47,978
Discover Financial Services
3.950%, 11/6/24	100,000	101,227
Discovery Communications LLC
4.375%, 6/15/21	38,000	38,487
3.800%, 3/13/24	100,000	108,347
3.900%, 11/15/24	100,000	99,360
Dollar Tree, Inc.
4.200%, 5/15/28	50,000	50,859
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	49,842
Dow Chemical Co. (The)
4.800%, 11/30/28	100,000	106,696
DTE Energy Co.
2.529%, 10/1/24(e)	50,000	49,787
Duke Energy Corp.
3.950%, 10/15/23	100,000	105,015
Duke Energy Progress LLC
3.450%, 3/15/29	100,000	104,469
DuPont de Nemours, Inc.
4.725%, 11/15/28	50,000	51,843
Eastman Chemical Co.
3.600%, 8/15/22	75,000	75,988
Eaton Corp.
2.750%, 11/2/22	94,000	93,899
eBay, Inc.
3.600%, 6/5/27	100,000	102,247
Ecolab, Inc.
4.350%, 12/8/21	77,000	79,780
Emerson Electric Co.
2.625%, 2/15/23	94,000	96,029
Enable Midstream Partners LP
4.150%, 9/15/29	25,000	11,540
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	142,550
4.050%, 3/15/25	100,000	88,194
5.250%, 4/15/29	50,000	41,582
Entergy Corp.
2.950%, 9/1/26	150,000	151,258
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	92,535
3.900%, 2/15/24	50,000	50,131
4.150%, 10/16/28	25,000	24,834
3.125%, 7/31/29	75,000	69,400
EPR Properties (REIT)
3.750%, 8/15/29	25,000	18,109
ERP Operating LP (REIT)
3.000%, 7/1/29(x)	50,000	48,939
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	103,822
Evergy, Inc.
4.850%, 6/1/21	38,000	38,895
Expedia Group, Inc.
3.800%, 2/15/28	100,000	86,670
Exxon Mobil Corp.
2.397%, 3/6/22	100,000	101,053
3.176%, 3/15/24	100,000	104,200
FedEx Corp.
2.625%, 8/1/22	19,000	18,674
3.100%, 8/5/29	50,000	46,929
FFCB
2.850%, 9/20/21	475,000	491,493
FHLB
2.750%, 12/13/24	200,000	219,546
3.125%, 6/13/25	270,000	304,614
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	75,628
Fifth Third Bancorp
2.375%, 1/28/25	100,000	98,056
Fiserv, Inc.
4.750%, 6/15/21	56,000	56,810
3.200%, 7/1/26	50,000	51,205
3.500%, 7/1/29	50,000	52,128
Flex Ltd.
4.875%, 6/15/29	50,000	48,221
Florida Power & Light Co.
3.250%, 6/1/24	100,000	102,712
Flowserve Corp.
4.000%, 11/15/23	50,000	54,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
2.625%, 1/11/22	$285,000	$295,880
2.625%, 9/6/24(x)	600,000	653,152
Ford Motor Credit Co. LLC
3.350%, 11/1/22	200,000	186,500
3.096%, 5/4/23	200,000	183,310
Fox Corp.
4.709%, 1/25/29§	50,000	54,490
General Dynamics Corp.
3.875%, 7/15/21	38,000	38,658
2.250%, 11/15/22	56,000	55,952
3.500%, 4/1/27	50,000	53,875
General Electric Co.
2.700%, 10/9/22	75,000	73,812
3.100%, 1/9/23	75,000	74,669
General Mills, Inc.
4.200%, 4/17/28	75,000	81,253
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	85,600
4.300%, 7/13/25	100,000	85,454
5.250%, 3/1/26	50,000	43,892
3.850%, 1/5/28	50,000	41,264
Georgia Power Co.
3.250%, 4/1/26	100,000	106,588
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	117,118
3.250%, 9/1/22	30,000	30,878
3.650%, 3/1/26	100,000	107,827
Global Payments, Inc.
3.200%, 8/15/29	450,000	440,996
GLP Capital LP (REIT)
5.300%, 1/15/29	75,000	63,538
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	250,000	251,165
3.625%, 1/22/23	56,000	57,735
3.850%, 7/8/24	150,000	156,047
4.250%, 10/21/25	75,000	77,975
3.750%, 2/25/26	30,000	29,766
3.500%, 11/16/26	150,000	153,175
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	100,000	102,250
Halliburton Co.
3.800%, 11/15/25	80,000	71,516
Hasbro, Inc.
3.550%, 11/19/26	50,000	47,450
HCA, Inc.
5.250%, 6/15/26	100,000	104,954
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	100,000	102,970
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	100,000	102,357
Home Depot, Inc. (The)
2.625%, 6/1/22	75,000	76,136
2.125%, 9/15/26	25,000	25,009
2.950%, 6/15/29	50,000	51,841
Honeywell International, Inc.
2.700%, 8/15/29	50,000	49,224
HP, Inc.
4.050%, 9/15/22	100,000	103,240
Humana, Inc.
3.950%, 3/15/27	100,000	101,595
Huntsman International LLC
4.500%, 5/1/29	50,000	42,565
IHS Markit Ltd.
4.250%, 5/1/29	50,000	50,125
Illinois Tool Works, Inc.
3.500%, 3/1/24	100,000	106,445
Ingersoll-Rand Luxembourg Finance SA
3.800%, 3/21/29	50,000	51,987
Intel Corp.
3.300%, 10/1/21	94,000	96,524
2.700%, 12/15/22	75,000	77,539
3.150%, 5/11/27(x)	100,000	104,321
International Business Machines Corp.
2.850%, 5/13/22	150,000	153,810
3.625%, 2/12/24	150,000	159,557
3.300%, 5/15/26	400,000	427,691
3.500%, 5/15/29	100,000	107,754
International Game Technology plc
6.250%, 2/15/22(m)	250,000	231,298
International Paper Co.
3.650%, 6/15/24	100,000	102,623
Jefferies Financial Group, Inc.
5.500%, 10/18/23	50,000	48,844
JM Smucker Co. (The)
3.000%, 3/15/22	135,000	136,967
John Deere Capital Corp.
3.050%, 1/6/28	100,000	103,136
Johnson & Johnson
2.450%, 12/5/21	100,000	100,545
2.050%, 3/1/23	25,000	25,194
3.375%, 12/5/23(x)	50,000	53,708
JPMorgan Chase & Co.
3.200%, 1/25/23	131,000	135,014
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)	250,000	254,500
3.625%, 5/13/24	100,000	106,746
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	100,000	103,822
3.300%, 4/1/26	500,000	522,074
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	106,222
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	150,000	156,923
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	100,000	109,981
(SOFR + 1.51%), 2.739%, 10/15/30(k)	100,000	100,547
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	109,196
KeyCorp
2.550%, 10/1/29	50,000	45,062
Kinder Morgan, Inc.
4.300%, 3/1/28	100,000	100,688
Kroger Co. (The)
4.500%, 1/15/29	25,000	27,376
L3Harris Technologies, Inc.
4.400%, 6/15/28§	50,000	52,708
Laboratory Corp. of America Holdings
3.200%, 2/1/22	50,000	50,367
Lam Research Corp.
3.800%, 3/15/25	30,000	30,951
Las Vegas Sands Corp.
3.900%, 8/8/29	50,000	42,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Lazard Group LLC
4.375%, 3/11/29	$50,000	$49,966
Lear Corp.
4.250%, 5/15/29	50,000	44,275
Lockheed Martin Corp.
3.550%, 1/15/26	100,000	107,359
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	102,288
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	203,755
Marathon Oil Corp.
2.800%, 11/1/22	75,000	61,972
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	95,392
5.125%, 12/15/26	50,000	49,875
Marriott International, Inc.
3.125%, 10/15/21	100,000	97,767
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	101,593
Mastercard, Inc.
2.950%, 6/1/29	50,000	52,877
McDonald’s Corp.
3.250%, 6/10/24	150,000	153,842
Medtronic, Inc.
3.150%, 3/15/22	55,000	56,918
3.500%, 3/15/25	73,000	78,169
Merck & Co., Inc.
2.350%, 2/10/22	30,000	30,594
2.750%, 2/10/25	150,000	157,810
MetLife, Inc.
4.368%, 9/15/23(e)	150,000	157,663
Micron Technology, Inc.
5.327%, 2/6/29	50,000	54,582
Microsoft Corp.
2.375%, 2/12/22	60,000	61,772
2.650%, 11/3/22	75,000	78,167
2.125%, 11/15/22	100,000	102,917
2.000%, 8/8/23	90,000	92,981
2.400%, 8/8/26	250,000	265,479
3.300%, 2/6/27	250,000	277,118
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	51,312
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	94,708
Moody’s Corp.
4.500%, 9/1/22	19,000	19,464
Morgan Stanley
2.625%, 11/17/21	200,000	200,750
3.750%, 2/25/23	56,000	58,317
4.100%, 5/22/23	100,000	102,177
4.000%, 7/23/25	100,000	106,624
3.125%, 7/27/26	100,000	102,886
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	103,018
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	105,401
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	50,000	55,541
Mosaic Co. (The)
4.250%, 11/15/23	100,000	94,187
Motorola Solutions, Inc.
3.750%, 5/15/22	32,000	31,862
4.600%, 5/23/29	50,000	49,656
MPLX LP
4.500%, 7/15/23	50,000	44,277
4.875%, 6/1/25	50,000	42,780
4.800%, 2/15/29	50,000	43,995
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	106,673
Mylan NV
3.950%, 6/15/26	50,000	50,719
National Fuel Gas Co.
3.950%, 9/15/27	100,000	76,522
National Oilwell Varco, Inc.
2.600%, 12/1/22	32,000	30,230
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	103,844
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	102,593
NetApp, Inc.
3.375%, 6/15/21	100,000	100,144
Newmont Corp.
3.625%, 6/9/21	100,000	99,673
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	97,063
NIKE, Inc.
2.750%, 3/27/27	100,000	103,923
NiSource, Inc.
2.950%, 9/1/29	50,000	54,146
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	48,402
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,108
3.250%, 1/15/28	100,000	96,958
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	55,695
5.550%, 3/15/26	100,000	52,375
3.500%, 8/15/29	50,000	23,500
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	99,137
Omnicom Group, Inc.
3.625%, 5/1/22	19,000	18,899
ONEOK, Inc.
4.350%, 3/15/29	50,000	42,274
Oracle Corp.
2.500%, 5/15/22	100,000	101,639
2.500%, 10/15/22	75,000	76,614
2.400%, 9/15/23	100,000	101,564
2.650%, 7/15/26	100,000	102,547
2.800%, 4/1/27	300,000	304,434
3.250%, 11/15/27	150,000	154,608
O’Reilly Automotive, Inc.
3.900%, 6/1/29	75,000	74,463
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	106,549
PayPal Holdings, Inc.
2.850%, 10/1/29	50,000	50,573
PepsiCo, Inc.
3.000%, 10/15/27	100,000	106,529
2.750%, 3/19/30	50,000	53,346
Pfizer, Inc.
2.200%, 12/15/21	100,000	100,776
3.000%, 12/15/26	150,000	160,028
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	51,498
3.125%, 3/2/28	100,000	101,378
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	88,960
PNC Bank NA
2.625%, 2/17/22‡	250,000	248,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	$150,000	$155,338
PPG Industries, Inc.
2.800%, 8/15/29	50,000	48,420
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	46,979
Precision Castparts Corp.
2.500%, 1/15/23	38,000	38,026
Progressive Corp. (The)
3.750%, 8/23/21	56,000	57,202
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	94,500
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	50,000	45,000
Puget Energy, Inc.
3.650%, 5/15/25	50,000	51,273
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	104,594
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	56,140
3.250%, 6/15/29	50,000	49,978
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,250
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	53,247
Republic Services, Inc.
5.250%, 11/15/21	94,000	97,534
3.950%, 5/15/28	50,000	53,585
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	74,293
Ryder System, Inc.
2.900%, 12/1/26	50,000	48,177
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	133,911
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	104,663
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	96,003
Seagate HDD Cayman
4.750%, 6/1/23	9,000	9,035
4.750%, 1/1/25	25,000	24,525
Sempra Energy
3.400%, 2/1/28	100,000	99,512
Service Properties Trust (REIT)
4.500%, 3/15/25	100,000	74,494
4.750%, 10/1/26	25,000	18,993
Sherwin-Williams Co. (The)
2.750%, 6/1/22	7,000	7,185
2.950%, 8/15/29	50,000	48,983
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	100,000	101,581
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	99,253
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	103,982
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,263
4.200%, 3/1/29	50,000	53,103
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	26,717
Spirit Realty LP (REIT)
3.200%, 1/15/27	25,000	22,479
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	55,901
Starbucks Corp.
3.850%, 10/1/23	50,000	52,231
3.550%, 8/15/29	50,000	51,887
State of California
5.700%, 11/1/21	100,000	106,788
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	53,914
State Street Corp.
3.300%, 12/16/24	65,000	65,206
Stryker Corp.
3.500%, 3/15/26	100,000	103,794
Synchrony Financial
3.750%, 8/15/21	50,000	49,106
4.500%, 7/23/25	100,000	97,859
Sysco Corp.
3.750%, 10/1/25	100,000	94,829
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	100,510
Textron, Inc.
4.300%, 3/1/24	100,000	104,366
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	100,000	103,254
4.497%, 3/25/30	50,000	55,986
Toyota Motor Credit Corp.
3.300%, 1/12/22	94,000	95,133
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	54,910
Truist Financial Corp.
2.750%, 4/1/22	250,000	250,502
TWDC Enterprises 18 Corp.
3.750%, 6/1/21	19,000	19,397
3.000%, 2/13/26	100,000	104,343
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	76,607
4.350%, 3/1/29	50,000	54,096
U.S. Treasury Bonds
8.125%, 5/15/21	300,000	327,034
7.125%, 2/15/23	788,000	942,698
7.500%, 11/15/24	500,000	662,251
6.000%, 2/15/26	990,000	1,306,564
6.500%, 11/15/26	75,000	104,197
6.375%, 8/15/27(x)	300,000	425,508
6.125%, 11/15/27	250,000	353,447
5.500%, 8/15/28	300,000	418,735
5.250%, 11/15/28	1,050,000	1,455,199
5.250%, 2/15/29	800,000	1,114,998
2.000%, 2/15/50	2,250,000	2,605,985
U.S. Treasury Notes
2.250%, 3/31/21	2,250,000	2,297,031
2.250%, 4/30/21	1,700,000	1,738,700
3.125%, 5/15/21	946,000	977,617
1.375%, 5/31/21	500,000	507,178
2.000%, 5/31/21	3,000,000	3,064,508
1.125%, 6/30/21	1,000,000	1,012,233
2.125%, 6/30/21	1,000,000	1,024,771
2.250%, 7/31/21	1,177,600	1,209,606
2.125%, 8/15/21	688,000	706,131
2.000%, 8/31/21	2,250,000	2,306,558
2.125%, 9/30/21	850,000	874,177
1.500%, 10/31/21	1,750,000	1,785,434
2.000%, 10/31/21	300,000	308,383
2.000%, 11/15/21	922,000	949,000
1.750%, 11/30/21	800,000	820,142
2.000%, 12/31/21	1,300,000	1,339,923
1.750%, 2/28/22	688,000	707,795
1.875%, 2/28/22	800,000	825,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 3/31/22	$600,000	$618,111
1.750%, 4/30/22	700,000	721,954
1.875%, 4/30/22	400,000	413,514
1.750%, 5/15/22	364,000	375,812
1.750%, 5/31/22	500,000	516,163
1.750%, 6/30/22	400,000	413,535
2.125%, 6/30/22	900,000	937,940
1.875%, 7/31/22	1,400,000	1,452,657
2.000%, 7/31/22	400,000	416,217
1.625%, 8/15/22(x)	1,003,000	1,035,313
1.625%, 8/31/22	900,000	929,165
1.875%, 8/31/22	1,000,000	1,038,733
1.750%, 9/30/22	450,000	466,545
1.875%, 10/31/22	700,000	728,598
1.625%, 11/15/22	376,000	389,112
2.000%, 11/30/22	500,000	522,627
2.125%, 12/31/22	350,000	367,543
1.750%, 1/31/23	900,000	936,806
2.000%, 2/15/23	500,000	524,350
2.625%, 2/28/23	450,000	480,382
1.500%, 3/31/23	500,000	517,818
2.500%, 3/31/23	700,000	745,722
1.750%, 5/15/23	1,700,000	1,775,688
2.750%, 5/31/23	800,000	861,355
1.375%, 6/30/23	500,000	516,960
2.750%, 7/31/23	1,200,000	1,296,361
2.500%, 8/15/23(x)	350,000	375,629
1.375%, 8/31/23	300,000	310,719
2.750%, 8/31/23	600,000	649,321
1.375%, 9/30/23	1,400,000	1,450,552
1.625%, 10/31/23	750,000	784,569
2.875%, 10/31/23	685,500	747,613
2.750%, 11/15/23	1,350,000	1,466,991
2.125%, 11/30/23	400,000	425,961
2.250%, 1/31/24	750,000	804,369
2.750%, 2/15/24	2,450,000	2,675,808
2.125%, 3/31/24	300,000	321,107
2.500%, 5/15/24	2,300,000	2,501,206
1.750%, 6/30/24	1,800,000	1,905,138
2.000%, 6/30/24	1,050,000	1,122,114
1.750%, 7/31/24	750,000	794,501
2.375%, 8/15/24	1,750,000	1,902,206
1.500%, 9/30/24	1,000,000	1,049,977
2.125%, 9/30/24	2,500,000	2,695,325
1.500%, 10/31/24	650,000	683,137
2.250%, 11/15/24	710,000	770,505
2.500%, 1/31/25	1,500,000	1,651,441
2.000%, 2/15/25	500,000	538,295
2.750%, 2/28/25	300,000	334,197
0.500%, 3/31/25	750,000	754,534
2.875%, 7/31/25	600,000	676,883
2.000%, 8/15/25	600,000	648,954
2.250%, 11/15/25	1,150,000	1,262,331
2.875%, 11/30/25	600,000	680,437
2.625%, 12/31/25	500,000	560,641
1.625%, 2/15/26	1,400,000	1,489,743
1.625%, 5/15/26	130,000	138,603
1.500%, 8/15/26	900,000	953,795
1.625%, 10/31/26	1,250,000	1,336,634
2.000%, 11/15/26	800,000	875,087
2.250%, 2/15/27	500,000	556,963
2.375%, 5/15/27	800,000	901,230
2.250%, 8/15/27	1,050,000	1,176,676
2.250%, 11/15/27	2,160,000	2,425,740
2.750%, 2/15/28	800,000	931,372
2.875%, 5/15/28	1,100,000	1,295,195
2.875%, 8/15/28	975,000	1,151,136
3.125%, 11/15/28	400,000	482,161
2.625%, 2/15/29	634,000	739,799
2.375%, 5/15/29	550,000	631,563
1.625%, 8/15/29	1,665,000	1,804,386
1.500%, 2/15/30(x)	350,000	376,700
Union Pacific Corp.
3.700%, 3/1/29	100,000	106,627
United Parcel Service, Inc.
3.400%, 3/15/29	50,000	51,622
United Technologies Corp.
3.950%, 8/16/25	150,000	163,487
UnitedHealth Group, Inc.
2.875%, 12/15/21	45,000	45,833
3.750%, 7/15/25	100,000	108,510
2.875%, 8/15/29	75,000	76,687
US Bancorp
3.600%, 9/11/24	150,000	153,238
3.900%, 4/26/28	100,000	103,606
Valero Energy Corp.
4.000%, 4/1/29	100,000	94,951
Ventas Realty LP (REIT)
3.750%, 5/1/24	150,000	150,815
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	104,178
3.376%, 2/15/25	148,000	157,980
4.329%, 9/21/28	250,000	283,107
3.875%, 2/8/29	75,000	84,218
4.016%, 12/3/29	75,000	84,183
ViacomCBS, Inc.
3.875%, 12/15/21	75,000	76,740
2.900%, 1/15/27	100,000	91,135
Virginia Electric & Power Co.
2.950%, 11/15/26	100,000	99,783
Visa, Inc.
2.800%, 12/14/22	175,000	182,292
1.900%, 4/15/27	100,000	99,718
Voya Financial, Inc.
3.650%, 6/15/26	100,000	101,294
Walgreen Co.
3.100%, 9/15/22	19,000	18,874
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	101,476
3.450%, 6/1/26	50,000	49,417
Walmart, Inc.
2.650%, 12/15/24	100,000	104,307
3.700%, 6/26/28	400,000	447,959
2.375%, 9/24/29	50,000	51,895
Walt Disney Co. (The)
3.700%, 10/15/25	100,000	106,562
3.800%, 3/22/30	250,000	281,111
Waste Management, Inc.
3.450%, 6/15/29	50,000	52,061
Wells Fargo & Co.
3.500%, 3/8/22	56,000	57,069
3.450%, 2/13/23	94,000	96,979
3.750%, 1/24/24	100,000	105,561
3.300%, 9/9/24	100,000	103,568
3.550%, 9/29/25	100,000	105,318
3.000%, 4/22/26	150,000	154,282
4.300%, 7/22/27	100,000	105,499
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	50,000	49,559
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	100,000	95,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.65%), 2.082%, 9/9/22(k)	$250,000	$249,022
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	103,160
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28(e)	75,000	72,174
Williams Cos., Inc. (The)
4.000%, 9/15/25	100,000	87,891
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	76,030
Wisconsin Power & Light Co.
3.000%, 7/1/29	50,000	49,154
WRKCo., Inc.
4.900%, 3/15/29	100,000	105,177
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	100,000	99,882
Zoetis, Inc.
3.250%, 2/1/23	85,000	84,766

Total United States		143,147,906

Uruguay (0.1%)
Oriental Republic of Uruguay
4.500%, 8/14/24	150,000	158,062

Total Long Term Debt Securities (98.0%) (Cost $244,494,255)		246,353,546

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,573,464, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,624,933.(xx)	2,573,464	2,573,464

Total Repurchase Agreements		2,873,464

Total Short-Term Investments (1.1%) (Cost $2,873,464)		2,873,464

Total Investments in Securities (99.1%) (Cost $247,367,719)		249,227,010
Other Assets Less Liabilities (0.9%)		2,276,013

Net Assets (100%)		$251,503,023

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $7,223,438 or 2.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $36,873,231 or 14.7% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $2,936,456. This was collateralized by $107,790 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 1/31/22 - 2/15/46 and by cash of $2,873,464 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CNY — Chinese Renminbi

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
U.S. Treasury Obligations	$98,981,092	39.4%
Foreign Government Securities	70,383,729	28.0
Financials	31,801,578	12.6
Information Technology	6,558,521	2.6
Communication Services	6,160,856	2.5
Consumer Staples	5,192,843	2.1
Health Care	5,150,181	2.0
Energy	4,372,178	1.7
Supranational	4,056,145	1.6
Industrials	3,398,449	1.4
Utilities	3,009,560	1.2
Repurchase Agreements	2,873,464	1.1
U.S. Government Agency Securities	1,964,685	0.8
Consumer Discretionary	1,956,187	0.8
Real Estate	1,849,748	0.7
Materials	1,286,063	0.5
Municipal Bonds	231,731	0.1
Cash and Other	2,276,013	0.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
CORPORATE BONDS:
Financials
Banks
PNC Bank NA 2.625%, 2/17/22	250,000	253,423	—	(132)	—	(4,884)	248,407	1,641	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	159,944	—	(248)	—	(4,358)	155,338	1,463	—

Total		413,367	—	(380)	—	(9,242)	403,745	3,104	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	8,675,000	USD	362,196	JPMorgan Chase Bank	4/7/2020	3,080
USD	5,227,406	MXN	100,550,000	JPMorgan Chase Bank	4/7/2020	993,567
USD	4,452,158	GBP	3,430,000	JPMorgan Chase Bank	4/9/2020	191,377
NOK	47,725,000	USD	4,300,071	JPMorgan Chase Bank	4/27/2020	291,259
USD	5,316,452	NOK	47,725,000	JPMorgan Chase Bank	4/27/2020	725,122
NZD	4,050,000	USD	2,358,803	JPMorgan Chase Bank	4/28/2020	57,288
USD	2,783,318	NZD	4,260,000	JPMorgan Chase Bank	4/28/2020	241,948
USD	3,281,265	PLN	12,650,000	JPMorgan Chase Bank	4/28/2020	223,879
USD	1,323,567	NZD	2,015,000	JPMorgan Chase Bank	4/29/2020	121,495
USD	3,034,948	ZAR	47,000,000	JPMorgan Chase Bank	5/11/2020	422,542
CAD	1,500,000	USD	1,040,607	JPMorgan Chase Bank	5/26/2020	25,830
USD	11,574,597	CAD	15,380,000	JPMorgan Chase Bank	5/26/2020	640,072
USD	3,303,567	MXN	64,000,000	JPMorgan Chase Bank	5/26/2020	627,604
USD	1,519,527	SGD	2,130,000	JPMorgan Chase Bank	5/26/2020	19,671
USD	1,797,860	IDR	25,375,000,000	State Street Bank & Trust**	5/28/2020	249,858
JPY	800,000,000	USD	7,280,524	JPMorgan Chase Bank	5/29/2020	178,600
DKK	3,500,000	USD	517,746	JPMorgan Chase Bank	6/9/2020	630
USD	5,424,717	DKK	36,060,000	JPMorgan Chase Bank	6/9/2020	83,959
USD	3,254,136	EUR	2,885,000	JPMorgan Chase Bank	6/9/2020	63,837

Total unrealized appreciation						5,161,618

MXN	61,300,000	USD	3,226,317	JPMorgan Chase Bank	4/7/2020	(645,170)
USD	233,367	MXN	5,570,000	JPMorgan Chase Bank	4/7/2020	(1,168)
GBP	4,885,000	USD	6,440,956	JPMorgan Chase Bank	4/9/2020	(372,760)
USD	397,087	GBP	320,000	JPMorgan Chase Bank	4/9/2020	(420)
PLN	12,650,000	USD	3,252,631	JPMorgan Chase Bank	4/28/2020	(195,245)
USD	466,120	NZD	785,000	JPMorgan Chase Bank	4/29/2020	(2,181)
CNY	22,500,000	USD	3,240,301	State Street Bank & Trust**	5/6/2020	(66,624)
DKK	5,150,000	EUR	689,815	JPMorgan Chase Bank	5/11/2020	(39)
EUR	5,191,571	DKK	38,775,000	JPMorgan Chase Bank	5/11/2020	(2,063)
ZAR	6,475,000	USD	368,250	JPMorgan Chase Bank	5/11/2020	(8,350)
CAD	7,220,000	USD	5,379,360	JPMorgan Chase Bank	5/26/2020	(246,248)
USD	3,193,279	JPY	352,450,000	JPMorgan Chase Bank	5/29/2020	(92,931)
EUR	11,500,000	USD	12,901,816	JPMorgan Chase Bank	6/9/2020	(184,855)
USD	233,847	DKK	1,590,000	JPMorgan Chase Bank	6/9/2020	(1,644)
EUR	15,350,000	USD	17,164,861	JPMorgan Chase Bank	6/16/2020	(186,149)
JPY	1,050,000,000	USD	9,981,577	JPMorgan Chase Bank	6/16/2020	(184,711)
USD	2,355,552	EUR	2,190,000	JPMorgan Chase Bank	6/16/2020	(66,817)
USD	3,532,729	JPY	385,000,000	JPMorgan Chase Bank	6/16/2020	(59,456)

Total unrealized depreciation						(2,316,831)

Net unrealized appreciation						2,844,787

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$2,660,435	$—	$2,660,435
Austria	—	256,651	—	256,651
Belgium	—	301,267	—	301,267
Brazil	—	87,500	—	87,500
Canada	—	11,941,820	—	11,941,820
China	—	1,065,985	—	1,065,985
Colombia	—	294,063	—	294,063
Denmark	—	10,060,316	—	10,060,316
France	—	4,258,233	—	4,258,233
Germany	—	3,978,610	—	3,978,610
Indonesia	—	2,569,566	—	2,569,566
Ireland	—	179,496	—	179,496
Italy	—	5,988,721	—	5,988,721
Japan	—	19,512,978	—	19,512,978
Luxembourg	—	43,221	—	43,221
Mexico	—	4,772,025	—	4,772,025
Netherlands	—	1,101,095	—	1,101,095
New Zealand	—	1,743,916	—	1,743,916
Norway	—	99,682	—	99,682
Panama	—	207,312	—	207,312
Philippines	—	131,469	—	131,469
Poland	—	149,539	—	149,539
Romania	—	2,885,039	—	2,885,039
Singapore	—	2,845,820	—	2,845,820
South Africa	—	2,314,270	—	2,314,270
South Korea	—	2,674,741	—	2,674,741
Spain	—	4,942,819	—	4,942,819
Supranational	—	4,056,145	—	4,056,145
Switzerland	—	490,120	—	490,120
United Kingdom	—	11,434,724	—	11,434,724
United States	—	143,147,906	—	143,147,906
Uruguay	—	158,062	—	158,062
Forward Currency Contracts	—	5,161,618	—	5,161,618
Short-Term Investments
Repurchase Agreements	—	2,873,464	—	2,873,464

Total Assets	$—	$254,388,628	$—	$254,388,628

Liabilities:
Forward Currency Contracts	$—	$(2,316,831)	$—	$(2,316,831)

Total Liabilities	$—	$(2,316,831)	$—	$(2,316,831)

Total	$—	$252,071,797	$—	$252,071,797

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,716,563
Aggregate gross unrealized depreciation	(8,844,078)

Net unrealized appreciation	$4,872,485

Federal income tax cost of investments in securities and derivative instruments, if applicable	$247,199,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
Globant SA*	16,332	$1,435,256
MercadoLibre, Inc.*	2,341	1,143,766

		2,579,022

Australia (1.8%)
AGL Energy Ltd.	26,608	284,947
Alumina Ltd.	95,833	85,428
AMP Ltd.*	126,888	103,482
APA Group	46,752	298,587
Aristocrat Leisure Ltd.	23,284	301,272
ASX Ltd.	7,886	380,329
Aurizon Holdings Ltd.	78,944	204,510
AusNet Services	78,401	82,817
Australia & New Zealand Banking Group Ltd.	112,504	1,213,321
Bendigo & Adelaide Bank Ltd.	19,995	76,698
BHP Group Ltd.	116,921	2,125,614
BHP Group plc	83,828	1,296,563
BlueScope Steel Ltd.	20,320	110,826
Boral Ltd.	48,982	61,255
Brambles Ltd.	60,964	402,332
Caltex Australia Ltd.	9,476	132,985
Challenger Ltd.	20,389	51,911
CIMIC Group Ltd.	4,334	61,731
Coca-Cola Amatil Ltd.	21,916	121,127
Cochlear Ltd.	2,254	258,950
Coles Group Ltd.	44,449	420,548
Commonwealth Bank of Australia	70,261	2,653,928
Computershare Ltd.	18,634	110,488
Crown Resorts Ltd.	15,224	70,604
CSL Ltd.	18,014	3,267,793
Dexus (REIT)	43,157	246,347
Flight Centre Travel Group Ltd.(r)	2,751	16,769
Fortescue Metals Group Ltd.	55,397	338,353
Goodman Group (REIT)	65,313	498,952
GPT Group (The) (REIT)	76,560	174,479
Harvey Norman Holdings Ltd.(x)	22,630	40,823
Incitec Pivot Ltd.	67,603	86,112
Insurance Australia Group Ltd.	93,797	365,486
Lendlease Group	21,954	138,093
Macquarie Group Ltd.	13,144	715,598
Magellan Financial Group Ltd.	5,314	140,224
Medibank Pvt Ltd.	105,098	171,489
Mirvac Group (REIT)	156,870	207,619
National Australia Bank Ltd.	114,431	1,209,686
Newcrest Mining Ltd.	30,274	425,372
Oil Search Ltd.	54,608	83,070
Orica Ltd.	14,438	135,449
Origin Energy Ltd.	71,818	192,388
Qantas Airways Ltd.	30,405	59,638
QBE Insurance Group Ltd.	50,766	277,370
Ramsay Health Care Ltd.	6,034	211,402
REA Group Ltd.	2,216	104,337
Rio Tinto Ltd.	14,592	772,407
Rio Tinto plc	44,686	2,051,210
Santos Ltd.	71,348	154,660
Scentre Group (REIT)	208,527	206,463
SEEK Ltd.(x)	13,737	128,874
Sonic Healthcare Ltd.	16,946	253,786
South32 Ltd.	201,566	217,263
Stockland (REIT)	96,916	155,266
Suncorp Group Ltd.	51,946	290,334
Sydney Airport	46,082	161,237
Tabcorp Holdings Ltd.	85,875	136,226
Telstra Corp. Ltd.	161,419	308,081
TPG Telecom Ltd.	16,154	69,961
Transurban Group	108,475	798,020
Treasury Wine Estates Ltd.	29,411	180,437
Vicinity Centres (REIT)	141,538	89,076
Washington H Soul Pattinson & Co. Ltd.(x)	4,752	49,416
Wesfarmers Ltd.	45,002	969,075
Westpac Banking Corp.	141,854	1,482,759
WiseTech Global Ltd.(x)	5,969	62,243
Woodside Petroleum Ltd.	37,639	419,375
Woolworths Group Ltd.	50,057	1,093,744
Worley Ltd.(x)	14,098	55,248

		30,122,263

Austria (0.0%)
ANDRITZ AG	3,041	95,687
Erste Group Bank AG	11,689	216,653
OMV AG	5,785	159,898
Raiffeisen Bank International AG	6,440	94,531
Verbund AG(x)	2,442	88,509
voestalpine AG	4,474	91,096

		746,374

Belgium (0.2%)
Ageas	7,316	304,421
Anheuser-Busch InBev SA/NV	30,242	1,342,997
Colruyt SA	1,890	102,484
Galapagos NV*	1,806	358,351
Groupe Bruxelles Lambert SA	3,142	247,231
KBC Group NV	9,889	456,348
Proximus SADP	6,409	147,076
Solvay SA	2,891	210,855
Telenet Group Holding NV	2,019	60,856
UCB SA	5,097	442,592
Umicore SA	7,826	273,669

		3,946,880

Brazil (1.0%)
Ambev SA*	904,835	2,068,752
Atacadao SA*	547,365	2,153,180
Banco do Brasil SA*	414,292	2,212,545
Hapvida Participacoes e Investimentos SA(m)	208,909	1,707,505
Lojas Renner SA	322,729	2,087,512
Petroleo Brasileiro SA*	313,712	856,714
Petroleo Brasileiro SA (Preference)(q)	414,517	1,112,856
Rumo SA*	448,051	1,696,973
StoneCo Ltd., Class A(x)*	46,479	1,011,848
Telefonica Brasil SA (Preference)(q)	263,400	2,507,220

		17,415,105

Chile (0.0%)
Antofagasta plc	16,451	156,945

China (5.3%)
Alibaba Group Holding Ltd.*	82,100	1,931,233
Alibaba Group Holding Ltd. (ADR)*	65,161	12,672,511
Anhui Conch Cement Co. Ltd., Class H	374,000	2,585,456
Baidu, Inc. (ADR)*	8,700	876,873
Bank of China Ltd., Class H	9,959,000	3,800,511
BeiGene Ltd. (ADR)*	1,432	176,294
BOC Hong Kong Holdings Ltd.	142,500	392,672
Budweiser Brewing Co. APAC Ltd.(m)(x)*	432,800	1,112,044
China Construction Bank Corp., Class H	5,998,420	4,889,152
China International Capital Corp. Ltd., Class H(m)	471,200	758,558
China Life Insurance Co. Ltd., Class H	508,000	996,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
China Mengniu Dairy Co. Ltd.*	888,000	$3,075,648
China Mobile Ltd.	224,500	1,696,072
China Overseas Land & Investment Ltd.	576,000	1,777,497
China Resources Beer Holdings Co. Ltd.	634,000	2,877,780
China Resources Land Ltd.	324,000	1,329,248
CSPC Pharmaceutical Group Ltd.	1,246,000	2,479,896
Hua Hong Semiconductor Ltd.(m)(x)	577,000	1,048,647
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	335,898	1,419,519
JD.com, Inc. (ADR)*	176,899	7,164,409
Jiangsu Hengrui Medicine Co. Ltd., Class A*	62,000	806,856
Kweichow Moutai Co. Ltd., Class A	21,247	3,339,832
New Oriental Education & Technology Group, Inc. (ADR)*	25,894	2,802,767
Ping An Insurance Group Co. of China Ltd., Class H	219,500	2,147,184
Ping An Insurance Group Co. of China Ltd., Class A	176,696	1,729,384
Prosus NV*	19,811	1,372,677
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	544,000	685,437
Shenzhou International Group Holdings Ltd.	262,300	2,769,310
Sinopharm Group Co. Ltd., Class H	164,800	369,060
TAL Education Group (ADR)*	36,022	1,918,532
Tencent Holdings Ltd.	312,300	15,228,239
Universal Scientific Industrial Shanghai Co. Ltd., Class A	572,397	1,272,817
Yangzijiang Shipbuilding Holdings Ltd.	100,497	58,712
Yihai International Holding Ltd.*	144,000	1,085,676

		88,647,035

Colombia (0.0%)
Millicom International Cellular SA (SDR)(x)	3,708	104,411

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	156	129,433
AP Moller - Maersk A/S, Class B	261	234,136
Carlsberg A/S, Class B	4,254	482,898
Chr Hansen Holding A/S	4,392	329,533
Coloplast A/S, Class B	4,715	686,004
Danske Bank A/S	25,205	285,688
Demant A/S*	4,068	90,288
DSV Panalpina A/S	8,394	764,302
Genmab A/S*	2,625	532,817
H Lundbeck A/S	2,723	81,031
ISS A/S	5,705	78,636
Novo Nordisk A/S, Class B	70,229	4,236,315
Novozymes A/S, Class B	8,796	401,091
Orsted A/S(m)	7,508	737,323
Pandora A/S	3,859	125,666
Tryg A/S	5,020	123,830
Vestas Wind Systems A/S	7,586	617,520

		9,936,511

Egypt (0.1%)
Commercial International Bank Egypt SAE*	427,607	1,596,599

Finland (0.3%)
Elisa OYJ	5,482	340,644
Fortum OYJ	17,274	253,985
Kone OYJ, Class B	13,490	765,672
Metso OYJ	4,449	106,116
Neste OYJ	16,716	566,196
Nokia OYJ	226,722	711,536
Nokian Renkaat OYJ	4,406	106,922
Nordea Bank Abp (Aquis Stock Exchange)	1,902	10,722
Nordea Bank Abp (Turquoise Stock Exchange)	128,198	723,663
Orion OYJ, Class B	4,169	171,018
Sampo OYJ, Class A	17,595	514,648
Stora Enso OYJ, Class R	23,119	234,646
UPM-Kymmene OYJ	21,381	589,313
Wartsila OYJ Abp	17,091	125,596

		5,220,677

France (4.4%)
Accor SA	7,135	195,171
Aeroports de Paris	1,093	104,940
Air Liquide SA	18,774	2,406,395
Airbus SE	113,002	7,331,937
Alstom SA	7,436	311,202
Amundi SA(m)	2,589	153,224
Arkema SA	2,651	183,328
Atos SE	3,785	256,117
AXA SA‡	76,715	1,328,468
BioMerieux	1,576	177,853
BNP Paribas SA	44,644	1,345,804
Bollore SA	36,559	100,706
Bouygues SA	9,136	268,101
Bureau Veritas SA	11,172	212,353
Capgemini SE	6,308	533,623
Carrefour SA	23,655	374,764
Casino Guichard Perrachon SA(x)	1,884	72,647
Cie de Saint-Gobain	19,527	474,777
Cie Generale des Etablissements Michelin SCA	6,837	608,530
CNP Assurances	7,430	72,728
Covivio (REIT)	1,632	92,039
Credit Agricole SA	44,857	328,769
Danone SA	24,509	1,580,699
Dassault Aviation SA	103	84,761
Dassault Systemes SE	8,660	1,284,251
Edenred	9,858	412,590
Eiffage SA	3,101	219,619
Electricite de France SA	23,696	186,873
Engie SA	72,492	749,868
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	375,876
EssilorLuxottica SA (Turquoise Stock Exchange)	7,796	841,110
Eurazeo SE	1,724	78,008
Eutelsat Communications SA	7,247	75,883
Faurecia SE	3,201	95,811
Gecina SA (REIT)	1,772	235,072
Getlink SE	16,942	204,776
Hermes International	1,275	880,593
Icade (REIT)	1,280	101,456
Iliad SA(x)	601	81,686
Ingenico Group SA	2,332	247,852
Ipsen SA	1,556	80,769
JCDecaux SA(x)	3,295	59,751
Kering SA	16,173	8,438,989
Klepierre SA (REIT)	7,844	151,478
Legrand SA	10,589	680,446
L’Oreal SA	9,967	2,616,199
LVMH Moet Hennessy Louis Vuitton SE	40,895	15,180,040
Natixis SA(x)	40,344	131,175
Orange SA	79,120	980,947
Pernod Ricard SA	8,428	1,198,789
Peugeot SA	22,678	302,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Publicis Groupe SA	8,376	$240,308
Remy Cointreau SA(x)	1,009	110,558
Renault SA(x)	7,937	154,139
Safran SA*	12,990	1,141,770
Sanofi	44,758	3,940,531
Sartorius Stedim Biotech	1,071	215,077
Schneider Electric SE	21,944	1,889,347
SCOR SE	6,414	141,323
SEB SA	971	121,170
Societe Generale SA	110,265	1,854,919
Sodexo SA(x)	3,524	238,796
Suez(x)	14,668	149,447
Teleperformance	2,370	494,671
Thales SA	4,084	342,791
TOTAL SA(x)	95,258	3,694,056
Ubisoft Entertainment SA*	3,440	253,687
Unibail-Rodamco- Westfield (REIT)(x)	5,492	310,991
Valeo SA	10,137	169,523
Veolia Environnement SA	21,858	467,606
Vinci SA	20,419	1,689,572
Vivendi SA	32,888	705,666
Wendel SA	1,037	82,958
Worldline SA(m)*	5,195	305,373

		73,205,475

Germany (3.0%)
adidas AG	11,542	2,655,213
Allianz SE (Registered)	24,002	4,137,502
Aroundtown SA	49,573	248,432
BASF SE	36,454	1,761,951
Bayer AG (Registered)	71,644	4,205,521
Bayerische Motoren Werke AG	12,982	681,556
Bayerische Motoren Werke AG (Preference)(q)	2,462	107,713
Beiersdorf AG	4,087	415,866
Brenntag AG	6,351	239,938
Carl Zeiss Meditec AG	1,727	167,798
Commerzbank AG	38,716	140,836
Continental AG	4,281	313,069
Covestro AG(m)	6,787	210,829
Daimler AG (Registered)	36,092	1,107,212
Delivery Hero SE(m)*	4,051	307,188
Deutsche Bank AG (Registered)	79,807	536,136
Deutsche Boerse AG	7,541	1,035,894
Deutsche Lufthansa AG (Registered)	9,878	94,319
Deutsche Post AG (Registered)	40,208	1,109,358
Deutsche Telekom AG (Registered)	132,287	1,751,552
Deutsche Wohnen SE	14,518	554,702
E.ON SE	89,109	937,117
Evonik Industries AG	7,679	163,962
Fraport AG Frankfurt Airport Services Worldwide	1,739	70,580
Fresenius Medical Care AG & Co. KGaA	8,458	564,179
Fresenius SE & Co. KGaA	16,587	623,318
FUCHS PETROLUB SE (Preference)(q)	2,900	103,044
GEA Group AG	5,953	122,581
Hannover Rueck SE	2,451	358,354
HeidelbergCement AG	5,998	261,601
Henkel AG & Co. KGaA	4,191	315,820
Henkel AG & Co. KGaA (Preference)(q)	7,071	576,634
HOCHTIEF AG	876	58,253
Infineon Technologies AG	49,522	741,772
KION Group AG	2,476	108,761
Knorr-Bremse AG	2,076	186,134
LANXESS AG	3,369	134,873
Merck KGaA	5,374	557,244
METRO AG	8,456	73,183
MTU Aero Engines AG	2,114	309,707
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	5,728	1,157,883
Porsche Automobil Holding SE (Preference)(q)	6,224	268,876
Puma SE	3,303	197,319
RWE AG	22,073	590,870
SAP SE	108,053	12,410,230
Sartorius AG (Preference)(q)	1,425	348,285
Siemens AG (Registered)	30,363	2,613,294
Siemens Healthineers AG(m)	5,995	237,872
Symrise AG	5,027	476,085
Telefonica Deutschland Holding AG	31,953	79,413
thyssenkrupp AG*	17,368	92,541
TUI AG	17,040	76,313
Uniper SE	8,394	210,665
United Internet AG (Registered)	4,068	122,030
Volkswagen AG	1,243	168,459
Volkswagen AG (Preference)(q)	7,366	877,617
Vonovia SE	20,447	1,007,858
Wirecard AG	4,659	535,136
Zalando SE(m)*	4,675	182,157

		49,702,605

Hong Kong (1.0%)
AIA Group Ltd.	479,800	4,316,425
ASM Pacific Technology Ltd.	11,800	110,098
Bank of East Asia Ltd. (The)(x)	54,200	116,287
CK Asset Holdings Ltd.	102,764	559,060
CK Infrastructure Holdings Ltd.	28,000	148,304
CLP Holdings Ltd.	65,500	602,053
Dairy Farm International Holdings Ltd.	14,900	68,578
Hang Lung Properties Ltd.	86,000	173,938
Hang Seng Bank Ltd.	30,400	517,977
Henderson Land Development Co. Ltd.	55,474	210,683
HK Electric Investments & HK Electric Investments Ltd.(m)	100,000	96,042
HKT Trust & HKT Ltd.	158,260	214,861
Hong Kong & China Gas Co. Ltd.	405,233	666,404
Hong Kong Exchanges & Clearing Ltd.	47,628	1,430,327
Hongkong Land Holdings Ltd.	44,500	161,980
Jardine Matheson Holdings Ltd.	8,900	439,215
Jardine Strategic Holdings Ltd.	8,500	185,300
Kerry Properties Ltd.	30,500	80,093
Link REIT (REIT)	83,200	702,818
Melco Resorts & Entertainment Ltd. (ADR)	8,883	110,149
MTR Corp. Ltd.	61,000	314,094
New World Development Co. Ltd	248,381	266,056
NWS Holdings Ltd.	62,272	63,733
PCCW Ltd.	157,000	86,273
Power Assets Holdings Ltd.	56,000	333,621
Sino Biopharmaceutical Ltd.	1,350,000	1,769,511
Sino Land Co. Ltd.	131,001	165,731
Sun Hung Kai Properties Ltd.	64,000	840,314
Swire Pacific Ltd., Class A	18,000	115,315
Swire Properties Ltd.	40,800	114,470
Techtronic Industries Co. Ltd.	55,000	354,308
Vitasoy International Holdings Ltd.	32,000	96,638
WH Group Ltd.(m)	367,000	340,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Real Estate Investment Co. Ltd.(x)	50,100	$205,286
Wheelock & Co. Ltd.	34,000	230,951
Yue Yuen Industrial Holdings Ltd.	35,000	53,303

		16,261,006

Hungary (0.2%)
Richter Gedeon Nyrt	137,639	2,596,052

India (1.5%)
Axis Bank Ltd.	284,436	1,403,256
Bharti Airtel Ltd.*	263,711	1,519,295
DLF Ltd.	2,553,718	4,591,264
Eicher Motors Ltd.	5,507	945,080
HDFC Bank Ltd. (ADR)	35,840	1,378,406
ICICI Bank Ltd.	383,265	1,678,419
ICICI Bank Ltd. (ADR)	468,054	3,978,459
ICICI Prudential Life Insurance Co. Ltd.(m)	243,267	1,140,481
IndusInd Bank Ltd.	98,570	449,417
Infosys Ltd.	220,789	1,855,279
Infosys Ltd. (ADR)	73,342	602,138
Larsen & Toubro Ltd.	114,344	1,210,260
Reliance Industries Ltd.	146,547	2,157,016
SBI Cards & Payment Services Ltd.*	54,929	449,191
Shree Cement Ltd.	6,841	1,570,940

		24,928,901

Indonesia (0.5%)
Astra International Tbk. PT	4,761,600	1,136,321
Bank Central Asia Tbk. PT	3,029,900	5,123,368
Bank Rakyat Indonesia Persero Tbk. PT	11,468,000	2,108,827

		8,368,516

Ireland (0.2%)
AerCap Holdings NV*	4,724	107,660
AIB Group plc*	34,463	38,646
Bank of Ireland Group plc	37,930	71,658
CRH plc	31,367	855,031
Flutter Entertainment plc	3,112	282,114
Kerry Group plc, Class A	6,305	722,824
Kingspan Group plc	6,380	341,608
Smurfit Kappa Group plc	9,026	254,511

		2,674,052

Israel (0.2%)
Azrieli Group Ltd.	1,769	102,304
Bank Hapoalim BM	45,513	273,606
Bank Leumi Le-Israel BM	59,393	328,392
Check Point Software Technologies Ltd.*	4,823	484,904
Elbit Systems Ltd.	1,005	130,974
Israel Chemicals Ltd.	31,367	99,656
Israel Discount Bank Ltd., Class A	49,960	147,973
Mizrahi Tefahot Bank Ltd.	5,038	94,117
Nice Ltd.*	2,475	358,324
Teva Pharmaceutical Industries Ltd. (ADR)*	43,098	387,020
Wix.com Ltd.*	1,911	192,667

		2,599,937

Italy (0.6%)
Assicurazioni Generali SpA	44,062	600,254
Atlantia SpA	19,977	250,407
Brunello Cucinelli SpA(x)	21,774	662,313
Davide Campari-Milano SpA	21,681	155,952
Enel SpA	322,812	2,246,908
Eni SpA	100,968	1,020,830
Ferrari NV	4,726	734,545
FinecoBank Banca Fineco SpA	23,371	212,385
Intesa Sanpaolo SpA	590,715	964,198
Leonardo SpA	17,395	115,723
Mediobanca Banca di Credito Finanziario SpA	24,028	132,468
Moncler SpA	7,112	259,625
Pirelli & C SpA(m)(x)	17,617	63,063
Poste Italiane SpA(m)	19,838	168,045
Prysmian SpA	10,192	163,220
Recordati SpA	4,306	182,416
Snam SpA	83,408	385,231
Telecom Italia SpA (Aquis Stock Exchange)	224,302	88,791
Telecom Italia SpA (Turquoise Stock Exchange)*	340,670	139,317
Terna Rete Elettrica Nazionale SpA	55,736	353,200
UniCredit SpA	79,637	623,536

		9,522,427

Japan (9.2%)
ABC-Mart, Inc.	1,200	60,186
Acom Co. Ltd.	18,300	74,411
Advantest Corp.	8,000	320,839
Aeon Co. Ltd.	26,400	586,776
AEON Financial Service Co. Ltd.	3,600	38,508
Aeon Mall Co. Ltd.	3,980	50,199
AGC, Inc.	7,200	176,958
Air Water, Inc.	6,300	86,688
Aisin Seiki Co. Ltd.	6,300	155,138
Ajinomoto Co., Inc.	17,300	322,344
Alfresa Holdings Corp.(x)	8,100	151,087
Alps Alpine Co. Ltd.(x)	7,900	76,551
Amada Holdings Co. Ltd.	12,400	97,890
ANA Holdings, Inc.(x)	4,400	107,445
Aozora Bank Ltd.	4,200	80,080
Asahi Group Holdings Ltd.	14,200	461,059
Asahi Intecc Co. Ltd.	7,500	185,662
Asahi Kasei Corp.	49,300	348,442
Astellas Pharma, Inc.	75,000	1,161,012
Bandai Namco Holdings, Inc.	8,100	393,120
Bank of Kyoto Ltd. (The)(x)	1,800	57,280
Benesse Holdings, Inc.	2,700	68,765
Bridgestone Corp.	22,900	704,706
Brother Industries Ltd.	8,400	128,396
Calbee, Inc.	3,500	94,787
Canon, Inc.	39,400	860,513
Capcom Co. Ltd.	82,000	2,567,935
Casio Computer Co. Ltd.(x)	7,400	103,807
Central Japan Railway Co.	5,800	929,757
Chiba Bank Ltd. (The)	21,200	92,742
Chubu Electric Power Co., Inc.	26,300	370,767
Chugai Pharmaceutical Co. Ltd.	8,800	1,018,612
Chugoku Electric Power Co., Inc. (The)(x)	11,400	159,618
Coca-Cola Bottlers Japan, Inc.(x)	5,400	110,926
Concordia Financial Group Ltd.(x)	41,000	119,428
Credit Saison Co. Ltd.	6,000	69,675
CyberAgent, Inc.	3,700	143,583
Dai Nippon Printing Co. Ltd.	9,300	198,079
Daicel Corp.(x)	10,300	75,204
Daifuku Co. Ltd.	3,800	240,835
Dai-ichi Life Holdings, Inc.	42,400	507,419
Daiichi Sankyo Co. Ltd.	22,500	1,548,036
Daikin Industries Ltd.	9,800	1,195,071
Daito Trust Construction Co. Ltd.	2,900	270,484
Daiwa House Industry Co. Ltd.	22,400	554,778
Daiwa House REIT Investment Corp. (REIT)	70	171,021
Daiwa Securities Group, Inc.	59,700	231,567
Denso Corp.	17,100	552,367
Dentsu Group, Inc.	8,586	165,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Disco Corp.	1,000	$197,348
East Japan Railway Co.	11,937	904,522
Eisai Co. Ltd.	10,000	733,997
Electric Power Development Co. Ltd.	5,400	109,018
FamilyMart Co. Ltd.	10,800	193,374
FANUC Corp.	24,918	3,379,085
Fast Retailing Co. Ltd.(x)	2,300	939,816
Fuji Electric Co. Ltd.	4,600	104,062
FUJIFILM Holdings Corp.	14,200	712,757
Fujitsu Ltd.	7,800	703,865
Fukuoka Financial Group, Inc.(x)	6,000	79,444
GMO Payment Gateway, Inc.	1,800	126,301
Hakuhodo DY Holdings, Inc.	10,000	100,868
Hamamatsu Photonics KK	5,800	237,404
Hankyu Hanshin Holdings, Inc.	9,100	306,419
Hikari Tsushin, Inc.	800	134,221
Hino Motors Ltd.	12,300	66,109
Hirose Electric Co. Ltd.	1,149	119,173
Hisamitsu Pharmaceutical Co., Inc.	2,200	102,575
Hitachi Chemical Co. Ltd.	3,800	161,992
Hitachi Construction Machinery Co. Ltd.(x)	3,800	76,855
Hitachi High-Tech Corp.	2,700	200,412
Hitachi Ltd.	38,440	1,118,982
Hitachi Metals Ltd.	8,100	85,292
Honda Motor Co. Ltd.	64,700	1,455,085
Hoshizaki Corp.	2,200	165,328
Hoya Corp.	15,000	1,275,884
Hulic Co. Ltd.	12,300	124,888
Idemitsu Kosan Co. Ltd.	8,439	193,469
IHI Corp.	6,299	73,477
Iida Group Holdings Co. Ltd.	5,600	77,574
Inpex Corp.	39,600	222,594
Isetan Mitsukoshi Holdings Ltd.(x)	15,700	91,527
Isuzu Motors Ltd.	23,300	154,228
ITOCHU Corp.(x)	53,500	1,110,023
Itochu Techno-Solutions Corp.	3,800	108,396
J Front Retailing Co. Ltd.	8,700	72,273
Japan Airlines Co. Ltd.	4,688	86,270
Japan Airport Terminal Co. Ltd.(x)	2,200	84,920
Japan Exchange Group, Inc.	20,600	363,994
Japan Post Bank Co. Ltd.(x)	14,800	136,745
Japan Post Holdings Co. Ltd.	61,900	484,961
Japan Post Insurance Co. Ltd.	9,400	116,608
Japan Prime Realty Investment Corp. (REIT)	32	96,105
Japan Real Estate Investment Corp. (REIT)	52	304,847
Japan Retail Fund Investment Corp. (REIT)	110	124,212
Japan Tobacco, Inc.	47,600	881,098
JFE Holdings, Inc.	20,200	131,475
JGC Holdings Corp.	9,200	73,796
JSR Corp.	7,700	141,841
JTEKT Corp.	8,600	58,397
JXTG Holdings, Inc.	121,833	417,598
Kajima Corp.	19,000	194,991
Kakaku.com, Inc.	5,800	106,440
Kamigumi Co. Ltd.	5,000	84,584
Kansai Electric Power Co., Inc. (The)	27,900	311,215
Kansai Paint Co. Ltd.	7,300	139,197
Kao Corp.	19,100	1,563,891
Kawasaki Heavy Industries Ltd.	6,200	89,889
KDDI Corp.	70,100	2,072,021
Keihan Holdings Co. Ltd.	4,000	178,063
Keikyu Corp.	9,499	160,033
Keio Corp.	3,800	224,981
Keisei Electric Railway Co. Ltd.	5,399	155,907
Keyence Corp.	26,072	8,413,837
Kikkoman Corp.(x)	5,800	246,965
Kintetsu Group Holdings Co. Ltd.	6,800	315,234
Kirin Holdings Co. Ltd.	32,300	639,742
Kobayashi Pharmaceutical Co. Ltd.	1,800	166,861
Koito Manufacturing Co. Ltd.	4,100	138,752
Komatsu Ltd.	37,000	608,802
Konami Holdings Corp.	3,600	110,368
Konica Minolta, Inc.	19,700	79,992
Kose Corp.	1,400	172,602
Kubota Corp.	41,200	527,007
Kuraray Co. Ltd.	13,300	134,413
Kurita Water Industries Ltd.	3,900	90,122
Kyocera Corp.	12,900	765,003
Kyowa Kirin Co. Ltd.	9,200	206,285
Kyushu Electric Power Co., Inc.	14,800	119,227
Kyushu Railway Co.(x)	5,900	169,661
Lawson, Inc.	2,000	110,004
LINE Corp.*	2,600	125,630
Lion Corp.	8,400	180,216
LIXIL Group Corp.	10,900	135,542
M3, Inc.	17,500	517,154
Makita Corp.(x)	8,900	272,893
Marubeni Corp.	60,700	302,627
Marui Group Co. Ltd.(x)	7,500	125,898
Maruichi Steel Tube Ltd.(x)	2,300	55,401
Mazda Motor Corp.	22,060	116,711
McDonald’s Holdings Co. Japan Ltd.	2,710	122,388
Mebuki Financial Group, Inc.	36,300	74,018
Medipal Holdings Corp.	7,800	145,775
Meiji Holdings Co. Ltd.	4,444	316,617
Mercari, Inc.*	3,000	58,207
Minebea Mitsumi, Inc.	67,000	999,031
MISUMI Group, Inc.	11,200	244,236
Mitsubishi Chemical Holdings Corp.	52,500	312,362
Mitsubishi Corp.	53,600	1,137,642
Mitsubishi Electric Corp.	71,800	886,132
Mitsubishi Estate Co. Ltd.	47,600	701,713
Mitsubishi Gas Chemical Co., Inc.	5,500	59,743
Mitsubishi Heavy Industries Ltd.	13,100	331,324
Mitsubishi Materials Corp.	4,200	86,082
Mitsubishi Motors Corp.	27,800	78,721
Mitsubishi UFJ Financial Group, Inc.	488,200	1,821,300
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	85,566
Mitsui & Co. Ltd.	65,600	913,817
Mitsui Chemicals, Inc.	6,800	129,048
Mitsui Fudosan Co. Ltd.	34,600	598,443
Mitsui OSK Lines Ltd.	4,999	80,627
Mizuho Financial Group, Inc.	957,444	1,095,768
MonotaRO Co. Ltd.	5,500	146,143
MS&AD Insurance Group Holdings, Inc.	18,607	521,168
Murata Manufacturing Co. Ltd.	147,109	7,445,910
Nabtesco Corp.	4,800	110,721
Nagoya Railroad Co. Ltd.(x)	7,200	202,219
NEC Corp.	9,800	357,567
Nexon Co. Ltd.	20,200	330,405
NGK Insulators Ltd.	10,300	135,016
NGK Spark Plug Co. Ltd.	6,000	84,455
NH Foods Ltd.	3,200	111,518
Nidec Corp.	127,712	6,624,582
Nikon Corp.	12,300	113,620
Nintendo Co. Ltd.	4,400	1,697,053
Nippon Building Fund, Inc. (REIT)	53	356,099
Nippon Express Co. Ltd.	3,200	156,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Paint Holdings Co. Ltd.	5,700	$300,484
Nippon Prologis REIT, Inc. (REIT)	74	186,428
Nippon Shinyaku Co. Ltd.	1,900	149,288
Nippon Steel Corp.	30,891	264,590
Nippon Telegraph & Telephone Corp.	51,036	1,211,095
Nippon Yusen KK	5,700	67,761
Nissan Chemical Corp.	4,600	167,533
Nissan Motor Co. Ltd.	95,200	314,289
Nisshin Seifun Group, Inc.	8,180	136,537
Nissin Foods Holdings Co. Ltd.	2,700	225,349
Nitori Holdings Co. Ltd.	3,100	419,028
Nitto Denko Corp.	6,400	285,696
Nomura Holdings, Inc.	130,200	551,559
Nomura Real Estate Holdings, Inc.	4,500	72,992
Nomura Real Estate Master Fund, Inc. (REIT)(x)	167	210,744
Nomura Research Institute Ltd.	13,654	288,499
NSK Ltd.	13,700	87,880
NTT Data Corp.	25,100	241,412
NTT DOCOMO, Inc.	52,900	1,662,920
Obayashi Corp.	25,000	214,156
Obic Co. Ltd.	2,500	326,591
Odakyu Electric Railway Co. Ltd.(x)	12,000	263,772
Oji Holdings Corp.	37,000	198,412
Olympus Corp.	46,200	666,778
Omron Corp.	71,900	3,740,486
Ono Pharmaceutical Co. Ltd.	15,400	354,486
Oracle Corp. (Tokyo Stock Exchange)	1,400	122,224
Oriental Land Co. Ltd.	8,000	1,023,791
ORIX Corp.	53,200	639,749
Orix JREIT, Inc. (REIT)	93	122,122
Osaka Gas Co. Ltd.	14,200	268,049
Otsuka Corp.	4,100	175,417
Otsuka Holdings Co. Ltd.	15,600	610,731
Pan Pacific International Holdings Corp.	17,400	330,422
Panasonic Corp.	87,600	668,716
Park24 Co. Ltd.	4,200	61,490
PeptiDream, Inc.*	4,000	139,615
Persol Holdings Co. Ltd.	6,900	69,307
Pigeon Corp.	4,200	161,202
Pola Orbis Holdings, Inc.	4,000	73,884
Rakuten, Inc.	33,700	255,674
Recruit Holdings Co. Ltd.	53,800	1,389,213
Renesas Electronics Corp.*	32,200	115,610
Resona Holdings, Inc.	85,505	257,291
Ricoh Co. Ltd.(x)	27,100	198,996
Rinnai Corp.	1,400	99,239
Rohm Co. Ltd.	3,800	208,099
Ryohin Keikaku Co. Ltd.	10,000	112,241
Sankyo Co. Ltd.	1,700	49,548
Santen Pharmaceutical Co. Ltd.	15,000	258,360
SBI Holdings, Inc.(x)	8,960	130,713
Secom Co. Ltd.	8,200	681,767
Sega Sammy Holdings, Inc.	6,600	80,361
Seibu Holdings, Inc.	8,800	96,905
Seiko Epson Corp.(x)	10,600	114,707
Sekisui Chemical Co. Ltd.	13,800	183,028
Sekisui House Ltd.	24,500	404,895
Seven & i Holdings Co. Ltd.	29,700	980,764
Seven Bank Ltd.	23,200	59,963
SG Holdings Co. Ltd.	4,300	102,581
Sharp Corp.(x)*	8,199	85,907
Shimadzu Corp.	8,500	223,745
Shimamura Co. Ltd.	800	48,318
Shimano, Inc.	2,800	401,031
Shimizu Corp.	23,100	180,675
Shin-Etsu Chemical Co. Ltd.	14,100	1,397,435
Shinsei Bank Ltd.	7,200	96,101
Shionogi & Co. Ltd.	10,500	516,664
Shiseido Co. Ltd.	16,000	945,149
Shizuoka Bank Ltd. (The)	17,300	105,253
Showa Denko KK	5,900	121,986
SMC Corp.	2,300	981,806
Softbank Corp.(x)	67,500	859,206
SoftBank Group Corp.	62,200	2,178,058
Sohgo Security Services Co. Ltd.	2,800	136,415
Sompo Holdings, Inc.	13,181	407,721
Sony Corp.	50,500	3,001,882
Sony Financial Holdings, Inc.	6,200	104,797
Square Enix Holdings Co. Ltd.	3,800	169,821
Stanley Electric Co. Ltd.	4,700	92,610
Subaru Corp.(x)	24,200	464,632
SUMCO Corp.	9,500	122,170
Sumitomo Chemical Co. Ltd.	59,900	177,753
Sumitomo Corp.	47,600	545,822
Sumitomo Dainippon Pharma Co. Ltd.	6,000	77,851
Sumitomo Electric Industries Ltd.	30,400	319,772
Sumitomo Heavy Industries Ltd.	4,800	86,574
Sumitomo Metal Mining Co. Ltd.	9,200	188,682
Sumitomo Mitsui Financial Group, Inc.	51,807	1,258,771
Sumitomo Mitsui Trust Holdings, Inc.	12,702	366,949
Sumitomo Realty & Development Co. Ltd.	13,400	326,600
Sumitomo Rubber Industries Ltd.	6,800	64,176
Sundrug Co. Ltd.	3,400	109,122
Suntory Beverage & Food Ltd.	5,700	215,697
Suzuken Co. Ltd.	2,810	102,419
Suzuki Motor Corp.	14,600	349,347
Sysmex Corp.	6,700	484,423
T&D Holdings, Inc.	22,300	182,067
Taiheiyo Cement Corp.	4,500	76,963
Taisei Corp.	7,900	241,505
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	98,366
Taiyo Nippon Sanso Corp.	4,800	71,097
Takeda Pharmaceutical Co. Ltd.	134,616	4,119,599
TDK Corp.	72,300	5,594,670
Teijin Ltd.	6,700	113,510
Terumo Corp.	25,900	890,687
THK Co. Ltd.	4,900	100,044
Tobu Railway Co. Ltd.	7,300	255,159
Toho Co. Ltd.	4,900	149,811
Toho Gas Co. Ltd.	3,000	136,989
Tohoku Electric Power Co., Inc.	18,100	174,745
Tokio Marine Holdings, Inc.	25,400	1,164,908
Tokyo Century Corp.	1,900	59,423
Tokyo Electric Power Co. Holdings, Inc.*	58,900	205,814
Tokyo Electron Ltd.	6,300	1,184,648
Tokyo Gas Co. Ltd.	15,100	357,749
Tokyu Corp.	19,800	311,900
Tokyu Fudosan Holdings Corp.	23,000	110,088
Toppan Printing Co. Ltd.	10,500	160,925
Toray Industries, Inc.	56,400	244,562
Toshiba Corp.	15,400	339,030
Tosoh Corp.	10,500	119,462
TOTO Ltd.	5,500	183,079
Toyo Seikan Group Holdings Ltd.	6,300	71,907
Toyo Suisan Kaisha Ltd.	3,400	164,613
Toyoda Gosei Co. Ltd.	2,600	44,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Industries Corp.	6,000	$287,910
Toyota Motor Corp.	90,674	5,458,735
Toyota Tsusho Corp.	8,600	202,472
Trend Micro, Inc.	5,300	261,788
Tsuruha Holdings, Inc.	1,400	185,108
Unicharm Corp.	16,300	612,022
United Urban Investment Corp. (REIT)	119	118,074
USS Co. Ltd.	9,000	123,968
Welcia Holdings Co. Ltd.	2,000	140,811
West Japan Railway Co.	6,600	451,989
Yakult Honsha Co. Ltd.	4,900	290,182
Yamada Denki Co. Ltd.(x)*	23,200	92,636
Yamaha Corp.	5,500	214,399
Yamaha Motor Co. Ltd.	12,100	146,158
Yamato Holdings Co. Ltd.	11,900	186,763
Yamazaki Baking Co. Ltd.	4,300	90,036
Yaskawa Electric Corp.	9,100	250,070
Yokogawa Electric Corp.	9,800	118,032
Yokohama Rubber Co. Ltd. (The)	5,000	62,036
Z Holdings Corp.	104,000	334,524
ZOZO, Inc.(x)	5,100	68,431

		153,362,316

Luxembourg (0.0%)
ArcelorMittal SA	26,780	253,793
Eurofins Scientific SE(x)	438	217,125
SES SA (FDR)	15,575	91,640
Tenaris SA	20,199	123,560

		686,118

Macau (0.1%)
Galaxy Entertainment Group Ltd.	83,000	439,642
Sands China Ltd.	96,787	352,243
SJM Holdings Ltd.	76,000	63,743
Wynn Macau Ltd.	59,200	89,541

		945,169

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O(x)	630,419	1,727,357
Infraestructura Energetica Nova SAB de CV	505,029	1,550,054
Wal-Mart de Mexico SAB de CV	1,274,666	3,003,102

		6,280,513

Netherlands (1.4%)
ABN AMRO Bank NV (CVA)(m)	17,043	139,900
Adyen NV(m)*	412	348,687
Aegon NV	72,867	184,841
Akzo Nobel NV	8,028	529,257
Altice Europe NV, Class A*	23,833	92,128
ASML Holding NV	18,754	4,984,074
ASML Holding NV (Registered) (NYRS)	4,462	1,167,438
EXOR NV	4,271	219,998
Heineken Holding NV	4,679	359,104
Heineken NV	10,260	858,742
ING Groep NV	154,655	810,093
Just Eat Takeaway(m)*	4,673	352,276
Koninklijke Ahold Delhaize NV	43,688	1,022,443
Koninklijke DSM NV	7,100	806,803
Koninklijke KPN NV	145,138	347,160
Koninklijke Philips NV	35,930	1,454,257
Koninklijke Vopak NV	2,793	145,634
NN Group NV	11,827	319,434
NXP Semiconductors NV	11,094	920,025
Randstad NV*	4,453	157,332
Royal Dutch Shell plc, Class A	165,920	2,903,567
Royal Dutch Shell plc, Class B	148,202	2,484,890
uniQure NV*	29,627	1,405,801
Wolters Kluwer NV	10,782	766,598

		22,780,482

New Zealand (0.1%)
a2 Milk Co. Ltd.*	29,207	295,402
Auckland International Airport Ltd.	39,031	115,030
Fisher & Paykel Healthcare Corp. Ltd.	22,182	402,109
Fletcher Building Ltd.	30,649	63,642
Mercury NZ Ltd.	24,570	61,471
Meridian Energy Ltd.	54,438	128,790
Ryman Healthcare Ltd.	15,863	97,494
Spark New Zealand Ltd.	77,332	188,498

		1,352,436

Norway (0.1%)
Aker BP ASA	3,617	46,051
DNB ASA	38,403	430,698
Equinor ASA	39,962	503,389
Gjensidige Forsikring ASA(x)	8,270	141,513
Mowi ASA	17,705	269,867
Norsk Hydro ASA	50,146	108,952
Orkla ASA	29,390	251,503
Schibsted ASA, Class B	3,916	69,526
Telenor ASA	29,316	429,611
Yara International ASA	7,155	226,380

		2,477,490

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	237,494	1,731,331
Credicorp Ltd.	12,961	1,854,331

		3,585,662

Philippines (0.1%)
Ayala Land, Inc.	1,399,490	835,841
Jollibee Foods Corp.	340,720	701,985

		1,537,826

Poland (0.2%)
LPP SA	1,228	1,549,267
Santander Bank Polska SA	33,744	1,411,831

		2,961,098

Portugal (0.2%)
EDP - Energias de Portugal SA	102,690	412,633
Galp Energia SGPS SA	19,430	221,838
Jeronimo Martins SGPS SA	160,662	2,905,978

		3,540,449

Russia (0.8%)
Evraz plc	21,679	61,867
MMC Norilsk Nickel PJSC (ADR)	109,073	2,646,111
Rosneft Oil Co. PJSC (GDR)(m)	465,662	1,878,783
Sberbank of Russia PJSC (ADR)	270,633	2,543,950
X5 Retail Group NV (GDR)(m)	123,008	3,303,693
Yandex NV, Class A*	77,055	2,623,723

		13,058,127

Singapore (0.4%)
Ascendas REIT (REIT)	115,923	230,998
CapitaLand Commercial Trust (REIT)	121,613	131,007
CapitaLand Ltd.	99,300	198,226
CapitaLand Mall Trust (REIT)	105,400	132,838
City Developments Ltd.	15,800	80,095
ComfortDelGro Corp. Ltd.	88,200	94,386
DBS Group Holdings Ltd.	149,400	1,953,430
Genting Singapore Ltd.	235,557	114,470
Jardine Cycle & Carriage Ltd.	4,533	62,783
Keppel Corp. Ltd.	60,500	225,297
Mapletree Commercial Trust (REIT)	85,300	109,918
Oversea-Chinese Banking Corp. Ltd.	133,178	810,146
SATS Ltd.	28,200	62,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sembcorp Industries Ltd.	40,400	$43,858
Singapore Airlines Ltd.	21,500	86,905
Singapore Exchange Ltd.	31,500	202,825
Singapore Press Holdings Ltd.	63,400	81,670
Singapore Technologies Engineering Ltd.	63,200	138,838
Singapore Telecommunications Ltd.	324,100	579,555
Suntec REIT (REIT)	74,500	65,576
United Overseas Bank Ltd.	55,267	756,853
UOL Group Ltd.	20,143	92,741
Venture Corp. Ltd.	12,000	114,054
Wilmar International Ltd.	77,800	175,975

		6,545,204

South Africa (0.4%)
Anglo American plc	40,872	714,209
Bidvest Group Ltd. (The)	216,972	1,769,613
Capitec Bank Holdings Ltd.	33,769	1,653,290
Clicks Group Ltd.	162,078	2,330,895
Reunert Ltd.	281,127	678,350

		7,146,357

South Korea (0.7%)
Hotel Shilla Co. Ltd.	13,500	773,417
LG Chem Ltd.	3,217	796,459
NCSoft Corp.	4,225	2,236,554
Samsung Biologics Co. Ltd.(m)*	2,481	972,263
Samsung Electronics Co. Ltd.	168,956	6,566,325
SK Hynix, Inc.	16,217	1,097,050

		12,442,068

Spain (0.9%)
ACS Actividades de Construccion y Servicios SA(x)	9,937	194,130
Aena SME SA(m)	2,598	283,525
Amadeus IT Group SA	17,117	811,781
Banco Bilbao Vizcaya Argentaria SA	264,648	846,020
Banco de Sabadell SA	220,306	113,197
Banco Santander SA	659,571	1,605,362
Bankia SA(x)	54,980	61,381
Bankinter SA	28,719	105,438
CaixaBank SA	143,350	267,356
Cellnex Telecom SA(m)	10,052	457,534
Enagas SA	9,698	192,920
Endesa SA	12,478	267,144
Ferrovial SA	19,272	462,778
Grifols SA	11,817	402,488
Iberdrola SA	244,327	2,412,485
Industria de Diseno Textil SA	194,313	5,044,709
Mapfre SA	36,767	62,889
Naturgy Energy Group SA(x)	11,750	208,007
Red Electrica Corp. SA	17,001	306,133
Repsol SA	56,213	512,957
Siemens Gamesa Renewable Energy SA	9,441	142,054
Telefonica SA	185,468	851,454

		15,611,742

Sweden (1.1%)
Alfa Laval AB	12,685	219,833
Assa Abloy AB, Class B	223,072	4,217,172
Atlas Copco AB, Class A	141,208	4,745,696
Atlas Copco AB, Class B	15,828	466,742
Boliden AB	11,470	209,107
Electrolux AB	9,140	113,818
Epiroc AB, Class A	25,780	255,568
Epiroc AB, Class B	14,888	147,649
Essity AB, Class B	24,326	750,149
Hennes & Mauritz AB, Class B	32,654	420,158
Hexagon AB, Class B	10,615	452,768
Husqvarna AB, Class B	17,218	86,568
ICA Gruppen AB	3,242	136,677
Industrivarden AB, Class C	5,972	116,582
Investor AB, Class B	17,932	824,771
Kinnevik AB, Class B	9,984	165,916
L E Lundbergforetagen AB, Class B	3,262	133,745
Lundin Petroleum AB	7,676	146,987
Sandvik AB	44,773	635,834
Securitas AB, Class B	13,689	148,161
Skandinaviska Enskilda Banken AB, Class A	64,004	432,953
Skanska AB, Class B*	13,296	202,650
SKF AB, Class B(x)	14,613	201,044
Svenska Handelsbanken AB, Class A*	62,541	523,732
Swedbank AB, Class A(x)	35,464	396,017
Swedish Match AB	6,908	395,151
Tele2 AB, Class B	19,593	263,295
Telefonaktiebolaget LM Ericsson, Class B*	121,536	991,901
Telia Co. AB	107,222	385,690
Volvo AB, Class B	58,220	700,079

		18,886,413

Switzerland (3.0%)
ABB Ltd. (Registered)(x)	73,146	1,286,093
Adecco Group AG (Registered)	6,065	239,299
Alcon, Inc.*	16,323	832,996
Baloise Holding AG (Registered)	1,925	252,671
Barry Callebaut AG (Registered)	126	253,350
Chocoladefabriken Lindt & Spruengli AG	42	354,838
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	349,930
Cie Financiere Richemont SA (Registered)	20,718	1,135,442
Clariant AG (Registered)	7,374	124,025
Coca-Cola HBC AG	7,696	165,411
Credit Suisse Group AG (Registered)*	243,306	2,009,072
Dufry AG (Registered)	1,479	45,847
EMS-Chemie Holding AG (Registered)(x)	343	215,891
Geberit AG (Registered)	1,470	648,470
Givaudan SA (Registered)	366	1,134,755
Glencore plc*	423,698	646,673
Julius Baer Group Ltd.(x)*	9,191	313,790
Kuehne + Nagel International AG (Registered)(x)	2,136	293,591
LafargeHolcim Ltd. (Registered)*	19,557	714,941
Lonza Group AG (Registered)*	2,949	1,226,935
Nestle SA (Registered)	118,117	12,174,109
Novartis AG (Registered)	85,265	7,046,729
Pargesa Holding SA	1,598	106,079
Partners Group Holding AG	753	520,835
Roche Holding AG	27,885	9,065,805
Schindler Holding AG	1,556	342,015
Schindler Holding AG (Registered)	776	164,168
SGS SA (Registered)	235	545,115
Sika AG (Registered)	5,119	846,972
Sonova Holding AG (Registered)	2,173	392,305
STMicroelectronics NV	26,858	584,529
Straumann Holding AG (Registered)	411	306,305
Swatch Group AG (The)	1,151	230,043
Swatch Group AG (The) (Registered)	1,770	69,649
Swiss Life Holding AG (Registered)	1,357	462,017
Swiss Prime Site AG (Registered)	3,081	302,438
Swiss Re AG(x)	11,695	901,729
Swisscom AG (Registered)(x)	1,028	554,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Temenos AG (Registered)(x)*	2,652	$347,742
UBS Group AG (Registered)*	153,165	1,431,549
Vifor Pharma AG	1,822	252,100
Zurich Insurance Group AG	5,938	2,107,746

		50,998,202

Taiwan (1.4%)
ASE Technology Holding Co. Ltd.	555,282	1,064,399
Cathay Financial Holding Co. Ltd.	538,000	628,074
CTBC Financial Holding Co. Ltd.	2,358,000	1,395,977
Eclat Textile Co. Ltd.	71,000	564,803
Hon Hai Precision Industry Co. Ltd.	240,880	556,888
Largan Precision Co. Ltd.	5,000	621,575
MediaTek, Inc.	172,000	1,831,972
Mega Financial Holding Co. Ltd.	1,708,000	1,607,059
Nanya Technology Corp.	351,000	623,505
President Chain Store Corp.	34,000	318,187
Taiwan Semiconductor Manufacturing Co. Ltd.	1,572,133	14,032,880
Vanguard International Semiconductor Corp.	501,000	982,596

		24,227,915

Thailand (0.2%)
Bangkok Dusit Medical Services PCL, Class F	1,786,100	1,037,424
Central Retail Corp. PCL*	1,021,700	871,718
CP ALL PCL	704,100	1,303,392
Muangthai Capital PCL	587,100	625,892

		3,838,426

Turkey (0.2%)
Akbank T.A.S.*	3,281,187	2,728,450

United Arab Emirates (0.0%)
NMC Health plc(r)	4,015	5,219

United Kingdom (4.2%)
3i Group plc	37,911	371,020
Admiral Group plc	7,898	217,931
Ashtead Group plc	18,306	406,588
Associated British Foods plc	13,810	309,936
AstraZeneca plc	52,069	4,651,223
Auto Trader Group plc(m)	36,474	198,223
Avast plc(m)	86,681	421,863
AVEVA Group plc	2,690	116,154
Aviva plc	155,473	516,155
BAE Systems plc	125,886	812,298
Barclays plc	685,504	796,496
Barratt Developments plc	39,587	215,753
Berkeley Group Holdings plc	4,866	217,515
BP plc	804,502	3,422,489
British American Tobacco plc	91,042	3,108,935
British Land Co. plc (The) (REIT)	35,122	146,120
BT Group plc	339,715	495,483
Bunzl plc	13,789	278,026
Burberry Group plc	16,566	271,022
Centrica plc	224,165	105,445
CK Hutchison Holdings Ltd.	105,264	705,933
CNH Industrial NV	40,798	233,431
Coca-Cola European Partners plc	8,928	335,068
Compass Group plc	62,964	983,788
Croda International plc	4,960	262,311
DCC plc	3,827	241,367
Diageo plc	93,146	2,983,343
Direct Line Insurance Group plc	51,751	189,360
easyJet plc	7,079	50,945
Experian plc	36,057	1,003,762
Farfetch Ltd., Class A*	88,620	700,098
Fiat Chrysler Automobiles NV	43,235	311,560
G4S plc	58,702	67,001
GlaxoSmithKline plc	198,010	3,714,143
GVC Holdings plc	23,970	166,391
Halma plc	15,212	361,416
Hargreaves Lansdown plc	11,522	197,426
HSBC Holdings plc	806,203	4,540,197
Imperial Brands plc	37,258	690,612
Informa plc	50,487	280,002
InterContinental Hotels Group plc	7,019	300,523
Intertek Group plc	6,489	379,275
ITV plc	154,079	127,399
J Sainsbury plc	74,891	195,039
JD Sports Fashion plc	18,233	104,943
Johnson Matthey plc	7,748	172,185
Kingfisher plc	84,138	151,553
Land Securities Group plc (REIT)	27,818	191,659
Legal & General Group plc	238,792	571,275
Linde plc	12,963	2,242,599
Lloyds Banking Group plc	2,780,048	1,096,296
London Stock Exchange Group plc	12,493	1,125,639
M&G plc*	106,706	148,586
Marks & Spencer Group plc	71,911	88,299
Meggitt plc	28,876	104,607
Melrose Industries plc	192,725	217,644
Micro Focus International plc	11,777	58,257
Mondi plc	19,483	332,323
National Grid plc	138,149	1,619,175
Next plc	5,247	264,296
Ocado Group plc*	17,510	264,403
Pearson plc	33,285	229,826
Persimmon plc	12,947	306,616
Prudential plc	348,555	4,449,315
Reckitt Benckiser Group plc	28,157	2,160,983
RELX plc (London Stock Exchange)	35,175	754,051
RELX plc (Turquoise Stock Exchange)	41,772	898,955
Rentokil Initial plc	74,201	356,135
Rolls-Royce Holdings plc*	70,231	295,560
Royal Bank of Scotland Group plc	194,888	271,841
RSA Insurance Group plc	40,131	208,602
Sage Group plc (The)	43,496	318,565
Schroders plc	4,719	144,945
Segro plc (REIT)	43,372	410,162
Severn Trent plc	9,158	258,296
Smith & Nephew plc	35,139	623,562
Smiths Group plc	15,473	234,249
Spirax-Sarco Engineering plc	2,900	292,952
SSE plc	40,793	658,362
St James’s Place plc	20,569	195,997
Standard Chartered plc	107,198	590,840
Standard Life Aberdeen plc	97,284	269,135
Taylor Wimpey plc	125,814	182,828
TechnipFMC plc	10,487	70,682
Tesco plc	388,703	1,100,714
Unilever NV	58,245	2,869,732
Unilever plc	93,754	4,733,034
United Utilities Group plc	26,412	294,936
Vodafone Group plc	1,062,446	1,484,141
Weir Group plc (The)	10,880	98,619
Whitbread plc	5,249	196,560
Wm Morrison Supermarkets plc	90,405	199,161
WPP plc	49,493	337,231

		70,349,391

United States (38.8%)
3M Co.	13,860	1,892,029
Abbott Laboratories	42,579	3,359,909
AbbVie, Inc.	35,628	2,714,497
ABIOMED, Inc.*	1,111	161,273
Accenture plc, Class A	15,302	2,498,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Activision Blizzard, Inc.*	18,510	$1,100,975
Adobe, Inc.*	46,850	14,909,544
Advance Auto Parts, Inc.	1,699	158,551
Advanced Micro Devices, Inc.*	28,180	1,281,626
AES Corp.	16,344	222,278
Aflac, Inc.	17,773	608,547
Agilent Technologies, Inc.	60,695	4,346,976
Air Products & Chemicals, Inc.	5,320	1,061,925
Akamai Technologies, Inc.*	3,875	354,524
Alaska Air Group, Inc.	2,906	82,734
Albemarle Corp.	2,534	142,842
Alexandria Real Estate Equities, Inc. (REIT)	2,868	393,088
Alexion Pharmaceuticals, Inc.*	5,362	481,454
Align Technology, Inc.*	1,710	297,454
Allegion plc	2,308	212,382
Allergan plc	7,908	1,400,507
Alliance Data Systems Corp.	987	33,213
Alliant Energy Corp.	5,900	284,911
Allstate Corp. (The)	7,790	714,577
Alphabet, Inc., Class C*	7,200	8,372,232
Alphabet, Inc., Class A*	24,881	28,910,478
Altria Group, Inc.	45,000	1,740,150
Amazon.com, Inc.*	11,565	22,548,512
Amcor plc	38,963	316,380
Ameren Corp.	5,913	430,644
American Airlines Group, Inc.(x)	9,569	116,646
American Electric Power Co., Inc.	11,901	951,842
American Express Co.	16,181	1,385,255
American International Group, Inc.	20,968	508,474
American Tower Corp. (REIT)	10,668	2,322,957
American Water Works Co., Inc.	4,299	513,988
Ameriprise Financial, Inc.	3,076	315,228
AmerisourceBergen Corp.	3,533	312,670
AMETEK, Inc.	5,477	394,454
Amgen, Inc.	14,319	2,902,891
Amphenol Corp., Class A	7,153	521,311
Analog Devices, Inc.	8,860	794,299
ANSYS, Inc.*	2,040	474,239
Anthem, Inc.	23,386	5,309,557
AO Smith Corp.	3,385	127,987
Aon plc	5,629	929,010
Apache Corp.	8,843	36,964
Apartment Investment & Management Co. (REIT), Class A	3,640	127,946
Apple, Inc.	100,650	25,594,288
Applied Materials, Inc.	22,245	1,019,266
Aptiv plc	6,084	299,576
Archer-Daniels-Midland Co.	13,424	472,256
Arconic, Inc.	9,622	154,529
Arista Networks, Inc.*	1,276	258,454
Arthur J Gallagher & Co.	4,561	371,767
Assurant, Inc.	1,436	149,473
AT&T, Inc.	176,039	5,131,537
Atmos Energy Corp.	2,928	290,545
Autodesk, Inc.*	5,301	827,486
Automatic Data Processing, Inc.	10,430	1,425,572
AutoZone, Inc.*	582	492,372
AvalonBay Communities, Inc. (REIT)	3,358	494,197
Avantor, Inc.*	168,635	2,106,251
Avery Dennison Corp.	2,014	205,166
Baker Hughes Co.	15,277	160,408
Ball Corp.	7,835	506,611
Bank of America Corp.	195,003	4,139,914
Bank of New York Mellon Corp. (The)	20,257	682,256
Baxter International, Inc.	12,304	998,962
Becton Dickinson and Co.	6,519	1,497,871
Berkshire Hathaway, Inc., Class B*	47,132	8,617,144
Best Buy Co., Inc.	5,423	309,111
Biogen, Inc.*	4,349	1,375,937
BlackRock, Inc.‡	2,846	1,252,155
Blueprint Medicines Corp.*	19,465	1,138,313
Boeing Co. (The)	12,884	1,921,520
Booking Holdings, Inc.*	1,008	1,356,083
BorgWarner, Inc.	5,060	123,312
Boston Properties, Inc. (REIT)	3,464	319,485
Boston Scientific Corp.*	33,595	1,096,205
Bristol-Myers Squibb Co.	56,485	3,148,474
Broadcom, Inc.	9,556	2,265,728
Broadridge Financial Solutions, Inc.	2,743	260,119
Brown-Forman Corp., Class B	4,308	239,137
Cabot Oil & Gas Corp.	9,556	164,268
Cadence Design Systems, Inc.*	6,871	453,761
Campbell Soup Co.	4,219	194,749
Capital One Financial Corp.	11,196	564,502
Capri Holdings Ltd.*	3,423	36,934
Cardinal Health, Inc.	7,081	339,463
CarMax, Inc.*	3,930	211,552
Carnival Corp.(x)	9,854	129,777
Carnival plc	6,380	77,439
Caterpillar, Inc.	13,326	1,546,349
Cboe Global Markets, Inc.	2,617	233,567
CBRE Group, Inc., Class A*	8,078	304,621
CDW Corp.	3,496	326,072
Celanese Corp.	2,877	211,143
Centene Corp.*	62,755	3,728,275
CenterPoint Energy, Inc.	11,824	182,681
CenturyLink, Inc.	23,698	224,183
Cerner Corp.	7,550	475,574
CF Industries Holdings, Inc.	5,315	144,568
CH Robinson Worldwide, Inc.	3,198	211,708
Charles Schwab Corp. (The)	27,575	927,071
Charter Communications, Inc., Class A*	3,780	1,649,252
Chevron Corp.	45,566	3,301,712
Chipotle Mexican Grill, Inc.*	617	403,765
Chubb Ltd.	10,911	1,218,650
Church & Dwight Co., Inc.	5,878	377,250
Cigna Corp.	9,004	1,595,329
Cincinnati Financial Corp.	3,619	273,054
Cintas Corp.	2,021	350,078
Cisco Systems, Inc.	102,329	4,022,553
Citigroup, Inc.	150,452	6,337,038
Citizens Financial Group, Inc.	10,530	198,069
Citrix Systems, Inc.	3,023	427,906
Clorox Co. (The)	3,015	522,349
CME Group, Inc.	8,638	1,493,597
CMS Energy Corp.	6,787	398,736
Coca-Cola Co. (The)	92,880	4,109,940
Cognizant Technology Solutions Corp., Class A	13,208	613,776
Colgate-Palmolive Co.	74,622	4,951,916
Comcast Corp., Class A	109,465	3,763,407
Comerica, Inc.	3,532	103,629
Conagra Brands, Inc.	11,539	338,554
Concho Resources, Inc.	4,841	207,437
ConocoPhillips	26,514	816,631
Consolidated Edison, Inc.	7,946	619,788
Constellation Brands, Inc., Class A	4,037	578,744
Cooper Cos., Inc. (The)	1,179	325,015
Copart, Inc.*	4,852	332,459
Corning, Inc.	18,258	375,019
Corteva, Inc.	18,039	423,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Costco Wholesale Corp.	10,651	$3,036,920
Coty, Inc., Class A	7,684	39,649
Crown Castle International Corp. (REIT)	10,015	1,446,166
CSX Corp.	18,739	1,073,745
Cummins, Inc.	3,753	507,856
CVS Health Corp.	31,384	1,862,013
CyberArk Software Ltd.*	1,596	136,554
Danaher Corp.	15,407	2,132,483
Darden Restaurants, Inc.	2,909	158,424
DaVita, Inc.*	2,061	156,760
Deere & Co.	7,590	1,048,634
Delta Air Lines, Inc.	13,791	393,457
Dentsply Sirona, Inc.	5,537	215,002
Devon Energy Corp.	9,141	63,164
Diamondback Energy, Inc.	3,872	101,446
Digital Realty Trust, Inc. (REIT)	6,257	869,160
Discover Financial Services	7,441	265,420
Discovery, Inc., Class A(x)*	3,499	68,020
Discovery, Inc., Class C*	8,233	144,407
DISH Network Corp., Class A*	6,416	128,256
Dollar General Corp.	6,191	934,903
Dollar Tree, Inc.*	5,705	419,146
Dominion Energy, Inc.	19,846	1,432,683
Dover Corp.	3,508	294,462
Dow, Inc.	17,864	522,343
DR Horton, Inc.	7,897	268,498
DTE Energy Co.	4,588	435,722
Duke Energy Corp.	17,583	1,422,113
Duke Realty Corp. (REIT)	8,899	288,150
DuPont de Nemours, Inc.	17,865	609,196
DXC Technology Co.	6,293	82,124
E*TRADE Financial Corp.	5,452	187,113
Eastman Chemical Co.	3,202	149,149
Eaton Corp. plc	9,922	770,840
eBay, Inc.	18,200	547,092
Ecolab, Inc.	6,055	943,551
Edison International	8,532	467,468
Edwards Lifesciences Corp.*	5,027	948,193
Electronic Arts, Inc.*	29,699	2,974,949
Eli Lilly & Co.	20,356	2,823,784
Emerson Electric Co.	14,701	700,503
Entergy Corp.	4,832	454,063
EOG Resources, Inc.	14,160	508,627
Equifax, Inc.	33,036	3,946,150
Equinix, Inc. (REIT)	2,054	1,282,867
Equity Residential (REIT)	8,300	512,193
Essex Property Trust, Inc. (REIT)	1,619	356,569
Estee Lauder Cos., Inc. (The), Class A	5,362	854,381
Everest Re Group Ltd.	1,003	192,997
Evergy, Inc.	5,625	309,656
Eversource Energy	7,740	605,345
Exelon Corp.	23,434	862,606
Expedia Group, Inc.	3,351	188,561
Expeditors International of Washington, Inc.	4,077	272,017
Extra Space Storage, Inc. (REIT)	3,190	305,474
Exxon Mobil Corp.	101,960	3,871,421
F5 Networks, Inc.*	1,492	159,092
Facebook, Inc., Class A*	116,729	19,470,397
Fastenal Co.	14,041	438,781
Federal Realty Investment Trust (REIT)	1,752	130,717
FedEx Corp.	5,785	701,489
Ferguson plc	8,936	558,775
Fidelity National Information Services, Inc.	38,811	4,720,970
Fifth Third Bancorp	17,350	257,647
First Republic Bank	4,007	329,696
FirstEnergy Corp.	13,029	522,072
Fiserv, Inc.*	13,765	1,307,537
FleetCor Technologies, Inc.*	2,093	390,428
FLIR Systems, Inc.	3,297	105,141
Flowserve Corp.	2,967	70,882
FMC Corp.	3,134	256,016
Ford Motor Co.	93,479	451,504
Fortinet, Inc.*	3,378	341,752
Fortive Corp.	7,259	400,624
Fortune Brands Home & Security, Inc.	3,401	147,093
Fox Corp., Class A	8,870	209,598
Fox Corp., Class B	3,724	85,205
Franklin Resources, Inc.(x)	6,461	107,834
Freeport-McMoRan, Inc.	34,592	233,496
Gap, Inc. (The)	4,535	31,926
Garmin Ltd.	3,431	257,188
Gartner, Inc.*	2,123	211,387
General Dynamics Corp.	5,635	745,567
General Electric Co.	210,478	1,671,195
General Mills, Inc.	14,411	760,468
General Motors Co.	30,339	630,444
Genuine Parts Co.	3,460	232,962
Gilead Sciences, Inc.	30,502	2,280,330
Global Payments, Inc.	7,248	1,045,379
Globe Life, Inc.	2,335	168,050
GlycoMimetics, Inc.*	35,605	81,179
Goldman Sachs Group, Inc. (The)	7,685	1,188,024
H&R Block, Inc.	4,419	62,220
Halliburton Co.	21,476	147,111
Hanesbrands, Inc.(x)	8,534	67,163
Harley-Davidson, Inc.	3,784	71,631
Hartford Financial Services Group, Inc. (The)	8,698	306,518
Hasbro, Inc.	3,138	224,524
HCA Healthcare, Inc.	6,394	574,501
Healthpeak Properties, Inc. (REIT)	11,945	284,888
Helmerich & Payne, Inc.	2,419	37,857
Henry Schein, Inc.*	3,506	177,123
Hershey Co. (The)	3,614	478,855
Hess Corp.	6,231	207,492
Hewlett Packard Enterprise Co.	31,702	307,826
Hilton Worldwide Holdings, Inc.	6,701	457,276
HollyFrontier Corp.	3,503	85,859
Hologic, Inc.*	6,405	224,815
Home Depot, Inc. (The)	26,288	4,908,232
Honeywell International, Inc.	17,232	2,305,469
Hormel Foods Corp.	6,756	315,100
Host Hotels & Resorts, Inc. (REIT)	17,392	192,008
HP, Inc.	35,432	615,100
Humana, Inc.	3,191	1,002,038
Huntington Bancshares, Inc.	25,538	209,667
Huntington Ingalls Industries, Inc.	979	178,384
IDEX Corp.	1,823	251,775
IDEXX Laboratories, Inc.*	2,041	494,412
IHS Markit Ltd.	9,568	574,080
Illinois Tool Works, Inc.	7,054	1,002,514
Illumina, Inc.*	7,033	1,920,853
Incyte Corp.*	28,217	2,066,331
Ingersoll Rand, Inc.*	8,337	206,758
Intel Corp.	127,615	6,906,524
Intercontinental Exchange, Inc.	13,429	1,084,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	21,343	$2,367,579
International Flavors & Fragrances, Inc.(x)	2,522	257,446
International Game Technology plc(x)	97,702	581,327
International Paper Co.	9,452	294,241
Interpublic Group of Cos., Inc. (The)	9,244	149,660
Intuit, Inc.	46,032	10,587,360
Intuitive Surgical, Inc.*	2,786	1,379,655
Invesco Ltd.	8,805	79,949
Ionis Pharmaceuticals, Inc.*	35,614	1,683,830
IPG Photonics Corp.*	807	88,996
IQVIA Holdings, Inc.*	10,669	1,150,758
Iron Mountain, Inc. (REIT)	7,028	167,266
Jack Henry & Associates, Inc.	1,900	294,956
Jacobs Engineering Group, Inc.	3,197	253,426
James Hardie Industries plc (CHDI)	17,109	199,550
JB Hunt Transport Services, Inc.	2,074	191,285
JM Smucker Co. (The)	2,827	313,797
Johnson & Johnson	63,410	8,314,953
Johnson Controls International plc	18,486	498,383
JPMorgan Chase & Co.	75,528	6,799,786
Juniper Networks, Inc.	7,723	147,818
Kansas City Southern	2,409	306,377
Kellogg Co.	6,046	362,700
KeyCorp	23,549	244,203
Keysight Technologies, Inc.*	4,521	378,317
Kimberly-Clark Corp.	8,250	1,054,927
Kimco Realty Corp. (REIT)	10,243	99,050
Kinder Morgan, Inc.	46,850	652,152
KLA Corp.	3,798	545,925
Kohl’s Corp.	3,600	52,524
Kraft Heinz Co. (The)	14,940	369,616
Kroger Co. (The)	19,262	580,171
L Brands, Inc.	6,010	69,476
L3Harris Technologies, Inc.	5,297	954,096
Laboratory Corp. of America Holdings*	2,333	294,868
Lam Research Corp.	3,495	838,800
Lamb Weston Holdings, Inc.	3,568	203,733
Las Vegas Sands Corp.	8,131	345,324
Leggett & Platt, Inc.	3,030	80,840
Leidos Holdings, Inc.	3,184	291,814
Lennar Corp., Class A	6,674	254,947
Lincoln National Corp.	4,733	124,573
Live Nation Entertainment, Inc.*	3,474	157,928
LKQ Corp.*	7,567	155,199
Lockheed Martin Corp.	5,985	2,028,616
Loews Corp.	6,272	218,454
Lowe’s Cos., Inc.	18,473	1,589,602
LyondellBasell Industries NV, Class A	6,284	311,875
M&T Bank Corp.	3,143	325,080
MacroGenics, Inc.*	67,630	393,607
Macy’s, Inc.(x)	7,121	34,964
Marathon Oil Corp.	19,622	64,556
Marathon Petroleum Corp.	15,846	374,283
MarketAxess Holdings, Inc.	919	305,632
Marriott International, Inc., Class A	6,505	486,639
Marsh & McLennan Cos., Inc.	12,142	1,049,797
Martin Marietta Materials, Inc.	1,546	292,550
Masco Corp.	6,935	239,743
Mastercard, Inc., Class A	21,386	5,166,002
Maxim Integrated Products, Inc.	127,858	6,215,177
McCormick & Co., Inc. (Non-Voting)	2,954	417,134
McDonald’s Corp.	18,143	2,999,945
McKesson Corp.	3,902	527,785
Medtronic plc	32,298	2,912,634
Merck & Co., Inc.	61,318	4,717,807
MetLife, Inc.	18,767	573,707
Mettler-Toledo International, Inc.*	584	403,258
MGM Resorts International	12,190	143,842
Microchip Technology, Inc.(x)	5,753	390,053
Micron Technology, Inc.*	26,679	1,122,119
Microsoft Corp.	200,223	31,577,170
Mid-America Apartment Communities, Inc. (REIT)	2,680	276,120
Mohawk Industries, Inc.*	1,501	114,436
Molson Coors Beverage Co., Class B	4,685	182,762
Mondelez International, Inc., Class A	34,704	1,737,976
Monster Beverage Corp.*	9,182	516,579
Moody’s Corp.	3,918	828,657
Morgan Stanley	28,124	956,216
Mosaic Co. (The)	8,428	91,191
Motorola Solutions, Inc.	4,112	546,567
MSCI, Inc.	2,043	590,345
Mylan NV*	12,457	185,734
Nasdaq, Inc.	2,697	256,080
National Oilwell Varco, Inc.	9,294	91,360
NetApp, Inc.	5,413	225,668
Netflix, Inc.*	10,561	3,965,655
Newell Brands, Inc.	9,048	120,157
Newmont Corp.	19,665	890,431
News Corp., Class A	8,524	76,503
News Corp., Class B	3,282	29,505
NextEra Energy, Inc.	11,788	2,836,429
Nielsen Holdings plc	8,462	106,113
NIKE, Inc., Class B	58,921	4,875,124
NiSource, Inc.	8,988	224,430
Noble Energy, Inc.	11,598	70,052
Nordstrom, Inc.(x)	2,427	37,230
Norfolk Southern Corp.	6,284	917,464
Northern Trust Corp.	5,105	385,223
Northrop Grumman Corp.	3,779	1,143,336
NortonLifeLock, Inc.	14,291	267,385
Norwegian Cruise Line Holdings Ltd.*	5,149	56,433
NRG Energy, Inc.	6,216	169,448
Nucor Corp.	7,213	259,812
NVIDIA Corp.	14,744	3,886,518
NVR, Inc.*	86	220,943
Occidental Petroleum Corp.(x)	21,446	248,345
Old Dominion Freight Line, Inc.	2,357	309,314
Omnicom Group, Inc.	5,211	286,084
ONEOK, Inc.	9,872	215,308
Oracle Corp. (Turquoise Stock Exchange)	52,179	2,521,811
O’Reilly Automotive, Inc.*	1,824	549,115
PACCAR, Inc.	8,281	506,218
Packaging Corp. of America	2,301	199,796
Parker-Hannifin Corp.	3,153	409,039
Paychex, Inc.	7,634	480,331
Paycom Software, Inc.*	1,209	244,230
PayPal Holdings, Inc.*	85,630	8,198,216
Pentair plc	3,919	116,629
People’s United Financial, Inc.	11,158	123,296
PepsiCo, Inc.	33,592	4,034,399
PerkinElmer, Inc.	2,724	205,063
Perrigo Co. plc	3,420	164,468
Pfizer, Inc.	133,353	4,352,642
Phathom Pharmaceuticals, Inc.*	31,847	822,290
Philip Morris International, Inc.	37,484	2,734,833
Phillips 66	10,626	570,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	2,779	$210,620
Pioneer Natural Resources Co.	3,942	276,531
PNC Financial Services Group, Inc. (The)‡	10,532	1,008,123
PPG Industries, Inc.	5,652	472,507
PPL Corp.	17,217	424,916
Principal Financial Group, Inc.	6,268	196,439
Procter & Gamble Co. (The)	60,074	6,608,140
Progressive Corp. (The)	14,084	1,039,963
Prologis, Inc. (REIT)	17,782	1,429,139
Prudential Financial, Inc.	9,648	503,047
Public Service Enterprise Group, Inc.	12,196	547,722
Public Storage (REIT)	3,620	718,968
PulteGroup, Inc.	6,296	140,527
PVH Corp.	1,861	70,048
QIAGEN NV*	9,098	369,218
Qorvo, Inc.*	2,796	225,441
QUALCOMM, Inc.	27,509	1,860,984
Quanta Services, Inc.	3,368	106,867
Quest Diagnostics, Inc.	3,216	258,245
Ralph Lauren Corp.(x)	1,143	76,387
Raymond James Financial, Inc.	2,959	187,009
Raytheon Co.	6,716	880,803
Realty Income Corp. (REIT)	7,840	390,902
Regency Centers Corp. (REIT)	4,161	159,907
Regeneron Pharmaceuticals, Inc.*	1,928	941,423
Regions Financial Corp.	23,784	213,342
Republic Services, Inc.	5,070	380,554
ResMed, Inc.	3,464	510,213
Robert Half International, Inc.	2,863	108,078
Rockwell Automation, Inc.	2,769	417,870
Rollins, Inc.	3,344	120,852
Roper Technologies, Inc.	2,513	783,579
Ross Stores, Inc.	8,727	758,987
Royal Caribbean Cruises Ltd.	4,211	135,468
S&P Global, Inc.	49,521	12,135,121
Sage Therapeutics, Inc.*	16,224	465,953
salesforce.com, Inc.*	21,373	3,077,285
Sarepta Therapeutics, Inc.*	15,030	1,470,235
SBA Communications Corp. (REIT)	2,677	722,710
Schlumberger Ltd.	33,524	452,239
Seagate Technology plc	5,508	268,790
Sealed Air Corp.	3,528	87,177
Sempra Energy	6,799	768,219
ServiceNow, Inc.*	4,545	1,302,506
Sherwin-Williams Co. (The)	1,983	911,228
Simon Property Group, Inc. (REIT)	7,386	405,196
Skyworks Solutions, Inc.	4,081	364,760
SL Green Realty Corp. (REIT)	2,047	88,226
Snap-on, Inc.	1,283	139,616
Southern Co. (The)	25,281	1,368,713
Southwest Airlines Co.	11,331	403,497
Stanley Black & Decker, Inc.	3,618	361,800
Starbucks Corp.	28,451	1,870,369
State Street Corp.	8,716	464,301
STERIS plc	2,090	292,537
Stryker Corp.	7,761	1,292,129
SVB Financial Group*	1,244	187,944
Synchrony Financial	14,642	235,590
Synopsys, Inc.*	3,609	464,803
Sysco Corp.	12,294	560,975
T. Rowe Price Group, Inc.	5,721	558,656
Take-Two Interactive Software, Inc.*	2,680	317,875
Tapestry, Inc.	6,984	90,443
Target Corp.	12,211	1,135,257
TE Connectivity Ltd.	8,011	504,533
Teleflex, Inc.	1,102	322,732
Texas Instruments, Inc.	22,514	2,249,824
Textron, Inc.	5,384	143,591
Thermo Fisher Scientific, Inc.	9,663	2,740,427
Tiffany & Co.	2,670	345,765
TJX Cos., Inc. (The)	29,260	1,398,921
T-Mobile US, Inc.*	7,638	640,828
Tractor Supply Co.	2,808	237,416
Trane Technologies plc	5,748	474,727
TransDigm Group, Inc.	1,201	384,548
Travelers Cos., Inc. (The)	6,208	616,765
Truist Financial Corp.	32,284	995,639
Twitter, Inc.*	18,716	459,665
Tyson Foods, Inc., Class A	6,988	404,396
UDR, Inc. (REIT)	6,932	253,295
Ulta Beauty, Inc.*	1,345	236,316
Under Armour, Inc., Class A*	3,936	36,251
Under Armour, Inc., Class C*	5,101	41,114
Union Pacific Corp.	16,722	2,358,471
United Airlines Holdings, Inc.*	5,403	170,465
United Parcel Service, Inc., Class B	53,145	4,964,806
United Rentals, Inc.*	1,858	191,188
United Technologies Corp.	19,561	1,845,189
UnitedHealth Group, Inc.	22,834	5,694,343
Universal Health Services, Inc., Class B	1,940	192,215
Unum Group	4,735	71,072
US Bancorp	34,204	1,178,328
Valero Energy Corp.	9,900	449,064
Varian Medical Systems, Inc.*	2,241	230,061
Ventas, Inc. (REIT)	9,151	245,247
Veracyte, Inc.*	37,080	901,415
VeriSign, Inc.*	2,445	440,320
Verisk Analytics, Inc.	4,003	557,938
Verizon Communications, Inc.	99,673	5,355,430
Vertex Pharmaceuticals, Inc.*	6,204	1,476,242
VF Corp.	7,946	429,720
ViacomCBS, Inc.	12,857	180,127
Visa, Inc., Class A	54,801	8,829,537
Vornado Realty Trust (REIT)	3,980	144,116
Vulcan Materials Co.	3,218	347,769
Walgreens Boots Alliance, Inc.	17,909	819,337
Walmart, Inc.	34,191	3,884,781
Walt Disney Co. (The)	84,999	8,210,903
Waste Management, Inc.	9,403	870,342
Waters Corp.*	1,589	289,277
WEC Energy Group, Inc.	7,615	671,110
Wells Fargo & Co.	92,705	2,660,633
Welltower, Inc. (REIT)	9,765	447,042
Western Digital Corp.	7,172	298,499
Western Union Co. (The)	10,148	183,983
Westinghouse Air Brake Technologies Corp.	4,314	207,633
Westrock Co.	6,211	175,523
Weyerhaeuser Co. (REIT)	17,614	298,557
Whirlpool Corp.	1,525	130,845
Williams Cos., Inc. (The)	29,738	420,793
Willis Towers Watson plc	3,109	528,064
WR Berkley Corp.	3,552	185,308
WW Grainger, Inc.	1,068	265,398
Wynn Resorts Ltd.	2,406	144,817
Xcel Energy, Inc.	12,582	758,695
Xerox Holdings Corp.	4,384	83,033
Xilinx, Inc.	6,092	474,810
Xylem, Inc.	4,258	277,324
Yum! Brands, Inc.	7,368	504,929
Zebra Technologies Corp., Class A*	1,329	244,004
Zimmer Biomet Holdings, Inc.	29,491	2,980,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp NA	4,244	$113,569
Zoetis, Inc.	11,467	1,349,551

		649,387,528

Total Common Stocks (85.1%) (Cost $965,312,454)		1,425,065,394

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	19,883

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market
Fund, IM Shares	14,144,100	14,145,514

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $1,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005% - 5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,691,784, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,745,619.(xx)	2,691,783	2,691,783
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $500,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $555,518.(xx)	500,000	500,000

Total Repurchase Agreements		4,591,783

Total Short-Term Investments (1.1%) (Cost $18,736,635)		18,737,297

Total Investments in Securities (86.2%) (Cost $984,049,089)		1,443,822,574
Other Assets Less Liabilities (13.8%)		230,956,641

Net Assets (100%)		$1,674,779,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $16,925,908 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $19,402,885. This was collateralized by $15,935,670 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-2/15/50 and by cash of $4,591,783 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — India Rupee

JPY — Japanese Yen

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Information Technology	$272,692,672	16.3%
Financials	205,767,624	12.3
Health Care	187,849,662	11.2
Consumer Discretionary	169,967,697	10.2
Communication Services	146,416,700	8.7
Industrials	141,145,234	8.4
Consumer Staples	133,547,012	8.0
Materials	52,258,439	3.1
Real Estate	38,949,014	2.3
Utilities	38,946,862	2.3
Energy	37,544,361	2.3
Investment Company	14,145,514	0.8
Repurchase Agreements	4,591,783	0.3
Cash and Other	230,956,641	13.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	10,532	1,724,642	—	(41,710)	31,104	(705,913)	1,008,123	12,425	—
Capital Markets
BlackRock, Inc.	2,846	1,449,787	—	(21,118)	13,425	(189,939)	1,252,155	10,331	—
Insurance
AXA SA	76,715	2,212,036	—	(42,123)	(1,257)	(840,188)	1,328,468	—	—

Total		5,386,465	—	(104,951)	43,272	(1,736,040)	3,588,746	22,756	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
EURO STOXX 50 Index	(3,394)	6/2020	EUR	(102,826,875)	(6,592,123)
FTSE 100 Index	(900)	6/2020	GBP	(62,998,691)	(2,972,944)
S&P 500 E-Mini Index	(2,207)	6/2020	USD	(283,566,395)	3,988,098
SPI 200 Index	(286)	6/2020	AUD	(22,469,203)	555,410
TOPIX Index	(510)	6/2020	JPY	(66,545,454)	(4,766,529)

					(9,788,088)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	95,646	INR	7,213,684	JPMorgan Chase Bank**	4/3/2020	292
USD	26,465	ZAR	470,798	JPMorgan Chase Bank	4/3/2020	142
AUD	361,212	USD	217,808	HSBC Bank plc	6/19/2020	4,419
EUR	4,678,426	USD	5,173,637	HSBC Bank plc	6/19/2020	1,759
GBP	1,134,842	USD	1,382,662	Citibank NA	6/19/2020	28,855
GBP	1,353,670	USD	1,639,958	HSBC Bank plc	6/19/2020	43,737
JPY	150,155,546	USD	1,378,303	Citibank NA	6/19/2020	22,865
USD	21,303,362	AUD	32,883,028	Citibank NA	6/19/2020	1,072,868
USD	2,352,549	AUD	3,750,510	HSBC Bank plc	6/19/2020	45,137
USD	74,551,706	EUR	66,138,749	Citibank NA	6/19/2020	1,387,301
USD	67,638,079	EUR	59,493,068	HSBC Bank plc	6/19/2020	1,825,300
USD	28,101,604	GBP	21,721,854	Citibank NA	6/19/2020	1,083,963
USD	31,309,647	GBP	24,326,240	HSBC Bank plc	6/19/2020	1,052,670
USD	81,144,825	JPY	8,464,053,456	Citibank NA	6/19/2020	2,162,976
USD	5,312,621	JPY	559,060,843	HSBC Bank plc	6/19/2020	95,776

Total unrealized appreciation						8,828,060

USD	44,740,292	HKD	347,781,953	UBS AG	5/5/2020	(112,690)
EUR	6,074,860	USD	6,749,079	Citibank NA	6/19/2020	(28,911)
EUR	2,491,285	USD	2,757,598	HSBC Bank plc	6/19/2020	(1,673)
JPY	272,786,465	USD	2,560,686	HSBC Bank plc	6/19/2020	(15,194)
USD	8,914,122	AUD	14,511,728	Citibank NA	6/19/2020	(13,871)
USD	23,328,000	GBP	18,825,657	Citibank NA	6/19/2020	(87,352)
USD	710,303	GBP	584,499	HSBC Bank plc	6/19/2020	(16,697)

Total unrealized depreciation						(276,388)

Net unrealized appreciation						8,551,672

**	Non-deliverable forward

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Argentina	$2,579,022	$—	$—		$2,579,022
Australia	—	30,105,494	16,769		30,122,263
Austria	—	746,374	—		746,374
Belgium	—	3,946,880	—		3,946,880
Brazil	17,415,105	—	—		17,415,105
Chile	—	156,945	—		156,945
China	25,611,386	63,035,649	—		88,647,035
Colombia	—	104,411	—		104,411
Denmark	—	9,936,511	—		9,936,511
Egypt	—	1,596,599	—		1,596,599
Finland	—	5,220,677	—		5,220,677
France	—	73,205,475	—		73,205,475
Germany	—	49,702,605	—		49,702,605
Hong Kong	896,644	15,364,362	—		16,261,006
Hungary	—	2,596,052	—		2,596,052
India	5,959,003	18,969,898	—		24,928,901
Indonesia	—	8,368,516	—		8,368,516
Ireland	107,660	2,566,392	—		2,674,052
Israel	1,064,591	1,535,346	—		2,599,937
Italy	—	9,522,427	—		9,522,427
Japan	—	153,362,316	—		153,362,316
Luxembourg	—	686,118	—		686,118
Macau	—	945,169	—		945,169
Malta	—	—	—	(b)	—	(b)
Mexico	6,280,513	—	—		6,280,513
Netherlands	3,493,264	19,287,218	—		22,780,482
New Zealand	—	1,352,436	—		1,352,436
Norway	—	2,477,490	—		2,477,490
Peru	3,585,662	—	—		3,585,662
Philippines	—	1,537,826	—		1,537,826
Poland	—	2,961,098	—		2,961,098
Portugal	—	3,540,449	—		3,540,449
Russia	7,813,784	5,244,343	—		13,058,127
Singapore	—	6,545,204	—		6,545,204
South Africa	—	7,146,357	—		7,146,357
South Korea	—	12,442,068	—		12,442,068
Spain	—	15,611,742	—		15,611,742
Sweden	—	18,886,413	—		18,886,413
Switzerland	—	50,998,202	—		50,998,202
Taiwan	—	24,227,915	—		24,227,915
Thailand	—	3,838,426	—		3,838,426
Turkey	—	2,728,450	—		2,728,450
United Arab Emirates	—	—	5,219		5,219
United Kingdom	3,348,447	67,000,944	—		70,349,391
United States	648,182,546	1,204,982	—		649,387,528
Forward Currency Contracts	—	8,828,060	—		8,828,060
Futures	4,543,508	—	—		4,543,508
Preferred Stock
India	—	19,883	—		19,883
Short-Term Investments
Investment Company	14,145,514	—	—		14,145,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Repurchase Agreements	$—	$4,591,783	$—	$4,591,783

Total Assets	$745,026,649	$712,145,505	$21,988	$1,457,194,142

Liabilities:
Forward Currency Contracts	$—	$(276,388)	$—	$(276,388)
Futures	(14,331,596)	—	—	(14,331,596)

Total Liabilities	$(14,331,596)	$(276,388)	$—	$(14,607,984)

Total	$730,695,053	$711,869,117	$21,988	$1,442,586,158

(a)	Securities with a market value of $21,988 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$637,318,276
Aggregate gross unrealized depreciation	(187,557,383)

Net unrealized appreciation	$449,760,893

Federal income tax cost of investments in securities and derivative instruments, if applicable	$992,825,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.2%)
iShares Core S&P 500 ETF	13,300	$3,436,720
SPDR S&P 500 ETF Trust	78,000	20,104,500
Vanguard S&P 500 ETF	14,100	3,339,162

Total Equity		26,880,382

Fixed Income (29.6%)
Vanguard Intermediate-Term Corporate Bond ETF	293,700	25,578,333

Total Exchange Traded Funds (60.8%) (Cost $56,756,995)		52,458,715

SHORT-TERM INVESTMENTS:
Investment Companies (39.2%)
Goldman Sachs Financial Square Funds - Government Fund‡	5,977,702	5,977,702
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	5,976,338	5,976,338
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	5,977,739	5,977,739
JPMorgan Prime Money Market Fund, IM Shares	15,823,020	15,824,603

Total Investment Companies		33,756,382

Total Short-Term Investments (39.2%) (Cost $33,757,674)		33,756,382

Total Investments in Securities (100.0%) (Cost $90,514,669)		86,215,097
Other Assets Less Liabilities (0.0%)		20,502

Net Assets (100%)		$86,235,599

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	5,977,702	3,525,784	2,923,299	(471,381)	—	#	—	5,977,702	12,437	10
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	5,976,338	3,525,203	2,922,516	(471,381)	—	#	—	5,976,338	11,806	3
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	5,977,739	3,525,154	2,923,966	(471,381)	—	#	—	5,977,739	13,159	3

Total		10,576,141	8,769,781	(1,414,143)	—	#	—	17,931,779	37,402	16

#	Amount represents less than $0.50.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	248	6/2020	EUR	7,513,573	1,088,505
FTSE 100 Index	72	6/2020	GBP	5,039,895	334,784
Russell 2000 E-Mini Index	87	6/2020	USD	4,992,060	(157,136)
S&P Midcap 400 E-Mini Index	51	6/2020	USD	7,332,780	69,507
TOPIX Index	38	6/2020	JPY	4,958,289	117,113

					1,452,773

Short Contracts
S&P 500 E-Mini Index	(303)	6/2020	USD	(38,930,955)	(2,494,541)

					(2,494,541)

					(1,041,768)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$52,458,715	$—	$—	$52,458,715
Futures	1,609,909	—	—	1,609,909
Short-Term Investments
Investment Companies	33,756,382	—	—	33,756,382

Total Assets	$87,825,006	$—	$—	$87,825,006

Liabilities:
Futures	$(2,651,677)	$—	$—	$(2,651,677)

Total Liabilities	$(2,651,677)	$—	$—	$(2,651,677)

Total	$85,173,329	$—	$—	$85,173,329

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,387,464
Aggregate gross unrealized depreciation	(6,951,735)

Net unrealized depreciation	$(5,564,271)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,737,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Entertainment (1.8%)
Liberty Media Corp.-Liberty Formula One, Class C*	23,769	$647,230
Live Nation Entertainment, Inc.*	14,232	646,986

		1,294,216

Interactive Media & Services (1.2%)
Match Group, Inc.(x)*	9,282	612,983
Snap, Inc., Class A*	23,988	285,218

		898,201

Media (2.3%)
Liberty Broadband Corp., Class C*	8,379	927,723
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,477	553,846
Nexstar Media Group, Inc., Class A	4,316	249,163

		1,730,732

Total Communication Services		3,923,149

Consumer Discretionary (4.8%)
Auto Components (0.8%)
Aptiv plc	11,805	581,278

Hotels, Restaurants & Leisure (1.5%)
Wynn Resorts Ltd.	7,773	467,857
Yum! Brands, Inc.	9,052	620,333

		1,088,190

Household Durables (0.5%)
Lennar Corp., Class A	10,666	407,441

Multiline Retail (0.9%)
Dollar General Corp.	4,405	665,199

Specialty Retail (1.1%)
L Brands, Inc.	32,701	378,024
Ross Stores, Inc.	4,868	423,370

		801,394

Total Consumer Discretionary		3,543,502

Consumer Staples (4.6%)
Beverages (1.5%)
Coca-Cola European Partners plc	12,342	463,195
Constellation Brands, Inc., Class A	4,467	640,389

		1,103,584

Food & Staples Retailing (0.7%)
Grocery Outlet Holding Corp.*	15,453	530,656

Food Products (2.4%)
Conagra Brands, Inc.	11,590	340,051
McCormick & Co., Inc. (Non-Voting)	3,848	543,376
Nomad Foods Ltd.*	45,815	850,326

		1,733,753

Total Consumer Staples		3,367,993

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Cheniere Energy, Inc.*	19,108	640,118
Hess Corp.	14,620	486,846
ONEOK, Inc.	12,223	266,584
Parsley Energy, Inc., Class A	44,867	257,088

Total Energy		1,650,636

Financials (16.3%)
Banks (5.2%)
East West Bancorp, Inc.	22,249	572,689
First Republic Bank	9,427	775,654
Huntington Bancshares, Inc.	36,420	299,008
M&T Bank Corp.	10,163	1,051,159
Pinnacle Financial Partners, Inc.	11,991	450,142
Regions Financial Corp.	75,839	680,276

		3,828,928

Capital Markets (3.4%)
Cboe Global Markets, Inc.	4,343	387,613
Evercore, Inc., Class A	5,451	251,073
Northern Trust Corp.	9,140	689,704
Raymond James Financial, Inc.	13,659	863,249
T. Rowe Price Group, Inc.	3,120	304,668

		2,496,307

Consumer Finance (1.0%)
Discover Financial Services	21,323	760,591

Insurance (6.7%)
Alleghany Corp.	940	519,209
American Financial Group, Inc.	8,652	606,332
Arch Capital Group Ltd.*	18,484	526,055
Arthur J Gallagher & Co.	6,080	495,581
Brown & Brown, Inc.	13,812	500,271
Cincinnati Financial Corp.	6,019	454,133
Globe Life, Inc.	5,867	422,248
Markel Corp.*	939	871,289
Reinsurance Group of America, Inc.	5,681	477,999

		4,873,117

Total Financials		11,958,943

Health Care (9.1%)
Biotechnology (0.4%)
Agios Pharmaceuticals, Inc.*	7,569	268,548

Health Care Equipment & Supplies (3.5%)
Cooper Cos., Inc. (The)	2,886	795,584
Envista Holdings Corp.*	29,914	446,915
Zimmer Biomet Holdings, Inc.	13,022	1,316,264

		2,558,763

Health Care Providers & Services (1.1%)
Centene Corp.*	8,190	486,568
Quest Diagnostics, Inc.	4,356	349,787

		836,355

Health Care Technology (0.7%)
Change Healthcare, Inc.(x)*	48,147	480,989

Life Sciences Tools & Services (2.2%)
Agilent Technologies, Inc.	15,372	1,100,943
PRA Health Sciences, Inc.*	5,863	486,863

		1,587,806

Pharmaceuticals (1.2%)
Catalent, Inc.*	17,611	914,891

Total Health Care		6,647,352

Industrials (12.3%)
Aerospace & Defense (2.0%)
L3Harris Technologies, Inc.	8,193	1,475,723

Airlines (0.4%)
JetBlue Airways Corp.*	29,425	263,354

Building Products (0.7%)
Trane Technologies plc	6,157	508,507

Electrical Equipment (2.4%)
AMETEK, Inc.	14,573	1,049,547
Rockwell Automation, Inc.	4,913	741,421

		1,790,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.3%)
Fortive Corp.	16,243	$896,451
ITT, Inc.	23,470	1,064,599
Stanley Black & Decker, Inc.	11,528	1,152,800

		3,113,850

Road & Rail (2.5%)
Knight-Swift Transportation Holdings, Inc.	23,968	786,151
Old Dominion Freight Line, Inc.	8,223	1,079,351

		1,865,502

Total Industrials		9,017,904

Information Technology (10.1%)
Communications Equipment (1.8%)
Motorola Solutions, Inc.	4,746	630,838
Viavi Solutions, Inc.*	60,985	683,642

		1,314,480

Electronic Equipment, Instruments & Components (1.1%)
National Instruments Corp.	23,628	781,614

IT Services (1.4%)
Fidelity National Information Services, Inc.	8,419	1,024,087

Semiconductors & Semiconductor Equipment (4.7%)
Analog Devices, Inc.	6,336	568,022
Marvell Technology Group Ltd.	56,178	1,271,308
MKS Instruments, Inc.	7,830	637,754
NXP Semiconductors NV	7,265	602,487
Xilinx, Inc.	4,381	341,455

		3,421,026

Software (0.7%)
Cadence Design Systems, Inc.*	7,725	510,159

Technology Hardware, Storage & Peripherals (0.4%)
Western Digital Corp.	7,929	330,005

Total Information Technology		7,381,371

Materials (7.8%)
Chemicals (1.8%)
Ashland Global Holdings, Inc.	8,228	411,976
Corteva, Inc.	37,321	877,044

		1,289,020

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	2,836	536,656

Containers & Packaging (2.9%)
Ball Corp.	15,839	1,024,150
Packaging Corp. of America	12,908	1,120,801

		2,144,951

Metals & Mining (2.4%)
Freeport-McMoRan, Inc.	81,436	549,693
Newmont Corp.	9,991	452,392
Steel Dynamics, Inc.	32,046	722,317

		1,724,402

Total Materials		5,695,029

Real Estate (13.4%)
Equity Real Estate Investment Trusts (REITs) (13.4%)
Alexandria Real Estate Equities, Inc. (REIT)	8,745	1,198,590
Americold Realty Trust (REIT)	6,714	228,545
AvalonBay Communities, Inc. (REIT)	8,168	1,202,084
Boston Properties, Inc. (REIT)	5,284	487,343
Camden Property Trust (REIT)	10,794	855,317
CyrusOne, Inc. (REIT)	6,367	393,162
Duke Realty Corp. (REIT)	7,138	231,128
Equity LifeStyle Properties, Inc. (REIT)	14,639	841,450
Essex Property Trust, Inc. (REIT)	4,440	977,866
Healthpeak Properties, Inc. (REIT)	38,949	928,934
Hudson Pacific Properties, Inc. (REIT)	16,423	416,487
Invitation Homes, Inc. (REIT)	23,870	510,102
MGM Growth Properties LLC (REIT), Class A	10,162	240,534
Prologis, Inc. (REIT)	8,448	678,966
Ryman Hospitality Properties, Inc. (REIT)	10,934	391,984
STORE Capital Corp. (REIT)	14,562	263,863

Total Real Estate		9,846,355

Utilities (12.7%)
Electric Utilities (2.2%)
Xcel Energy, Inc.	26,485	1,597,046

Gas Utilities (1.7%)
Atmos Energy Corp.	12,321	1,222,613

Multi-Utilities (7.0%)
Ameren Corp.	20,800	1,514,864
CMS Energy Corp.	26,103	1,533,551
Public Service Enterprise Group, Inc.	16,363	734,862
Sempra Energy	12,124	1,369,891

		5,153,168

Water Utilities (1.8%)
American Water Works Co., Inc.	10,955	1,309,780

Total Utilities		9,282,607

Total Common Stocks (98.6%) (Cost $85,922,776)		72,314,841

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $968,391, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $987,759.(xx)	968,390	968,390

Total Repurchase Agreements		1,068,390

Total Short-Term Investments (1.5%) (Cost $1,068,390)		1,068,390

Total Investments in Securities (100.1%) (Cost $86,991,166)		73,383,231
Other Assets Less Liabilities (-0.1%)		(83,599)

Net Assets (100%)		$73,299,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $984,519. This was collateralized by cash of $1,068,390 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,923,149	$—	$—	$3,923,149
Consumer Discretionary	3,543,502	—	—	3,543,502
Consumer Staples	3,367,993	—	—	3,367,993
Energy	1,650,636	—	—	1,650,636
Financials	11,958,943	—	—	11,958,943
Health Care	6,647,352	—	—	6,647,352
Industrials	9,017,904	—	—	9,017,904
Information Technology	7,381,371	—	—	7,381,371
Materials	5,695,029	—	—	5,695,029
Real Estate	9,846,355	—	—	9,846,355
Utilities	9,282,607	—	—	9,282,607
Short-Term Investments
Repurchase Agreements	—	1,068,390	—	1,068,390

Total Assets	$72,314,841	$1,068,390	$—	$73,383,231

Total Liabilities	$—	$—	$—	$—

Total	$72,314,841	$1,068,390	$—	$73,383,231

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,694,675
Aggregate gross unrealized depreciation	(16,384,046)

Net unrealized depreciation	$(13,689,371)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$87,072,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	61,100	$1,781,065
CenturyLink, Inc.	8,200	77,572
Verizon Communications, Inc.	34,600	1,859,058

		3,717,695

Entertainment (0.6%)
Activision Blizzard, Inc.*	6,400	380,672
Electronic Arts, Inc.*	2,400	240,408
Live Nation Entertainment, Inc.*	1,200	54,552
Netflix, Inc.*	3,700	1,389,350
Take-Two Interactive Software, Inc.*	900	106,749
Walt Disney Co. (The)	15,063	1,455,086

		3,626,817

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	2,500	2,904,875
Alphabet, Inc., Class C*	2,500	2,907,025
Facebook, Inc., Class A*	20,100	3,352,680
Twitter, Inc.*	6,500	159,640

		9,324,220

Media (0.4%)
Charter Communications, Inc., Class A*	1,300	567,203
Comcast Corp., Class A	38,000	1,306,440
Discovery, Inc., Class A(x)*	1,200	23,328
Discovery, Inc., Class C*	2,800	49,112
Fox Corp., Class A	3,033	71,670
Fox Corp., Class B	1,400	32,032
Interpublic Group of Cos., Inc. (The)	3,200	51,808
News Corp., Class A	3,300	29,617
News Corp., Class B	1,000	8,990
Omnicom Group, Inc.	1,800	98,820
ViacomCBS, Inc.	4,550	63,746

		2,302,766

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,600	218,140

Total Communication Services		19,189,638

Consumer Discretionary (2.9%)
Auto Components (0.0%)
Aptiv plc	2,100	103,404
BorgWarner, Inc.	1,700	41,429

		144,833

Automobiles (0.1%)
Ford Motor Co.	32,600	157,458
General Motors Co.	10,500	218,190
Harley-Davidson, Inc.	1,100	20,823

		396,471

Distributors (0.0%)
Genuine Parts Co.	1,200	80,796
LKQ Corp.*	2,600	53,326

		134,122

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,600	22,528

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.(x)	3,400	44,778
Chipotle Mexican Grill, Inc.*	200	130,880
Darden Restaurants, Inc.	1,000	54,460
Hilton Worldwide Holdings, Inc.	2,400	163,776
Las Vegas Sands Corp.(x)	2,800	118,916
Marriott International, Inc., Class A	2,300	172,063
McDonald’s Corp.	6,300	1,041,705
MGM Resorts International	4,300	50,740
Norwegian Cruise Line Holdings Ltd.*	1,800	19,728
Royal Caribbean Cruises Ltd.	1,400	45,038
Starbucks Corp.	9,900	650,826
Wynn Resorts Ltd.(x)	800	48,152
Yum! Brands, Inc.	2,500	171,325

		2,712,387

Household Durables (0.1%)
DR Horton, Inc.	2,800	95,200
Garmin Ltd.	1,200	89,952
Leggett & Platt, Inc.	1,100	29,348
Lennar Corp., Class A	2,300	87,860
Mohawk Industries, Inc.*	500	38,120
Newell Brands, Inc.	3,200	42,496
PulteGroup, Inc.	2,100	46,872
Whirlpool Corp.	500	42,900

		472,748

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	3,500	6,824,020
Booking Holdings, Inc.*	400	538,128
eBay, Inc.	6,400	192,384
Expedia Group, Inc.	1,200	67,524

		7,622,056

Leisure Products (0.0%)
Hasbro, Inc.	1,100	78,705

Multiline Retail (0.2%)
Dollar General Corp.	2,100	317,121
Dollar Tree, Inc.*	2,000	146,940
Kohl’s Corp.	1,300	18,967
Macy’s, Inc.(x)	2,600	12,766
Nordstrom, Inc.(x)	900	13,806
Target Corp.	4,200	390,474

		900,074

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	600	55,992
AutoZone, Inc.*	200	169,200
Best Buy Co., Inc.	1,900	108,300
CarMax, Inc.*	1,400	75,362
Gap, Inc. (The)	1,800	12,672
Home Depot, Inc. (The)	9,100	1,699,061
L Brands, Inc.	1,900	21,964
Lowe’s Cos., Inc.	6,400	550,720
O’Reilly Automotive, Inc.*	600	180,630
Ross Stores, Inc.	3,000	260,910
Tiffany & Co.	900	116,550
TJX Cos., Inc. (The)	10,200	487,662
Tractor Supply Co.	1,000	84,550
Ulta Beauty, Inc.*	500	87,850

		3,911,423

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	1,300	14,027
Hanesbrands, Inc.(x)	3,000	23,610
NIKE, Inc., Class B	10,400	860,496
PVH Corp.	600	22,584
Ralph Lauren Corp.(x)	400	26,732
Tapestry, Inc.	2,300	29,785
Under Armour, Inc., Class A*	1,600	14,736
Under Armour, Inc., Class C*	1,600	12,896
VF Corp.	2,700	146,016

		1,150,882

Total Consumer Discretionary		17,546,229

Consumer Staples (2.3%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,500	83,265
Coca-Cola Co. (The)	32,300	1,429,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	1,400	$200,704
Molson Coors Beverage Co., Class B	1,600	62,416
Monster Beverage Corp.*	3,200	180,032
PepsiCo, Inc.	11,700	1,405,170

		3,360,862

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	3,700	1,054,981
Kroger Co. (The)	6,700	201,804
Sysco Corp.	4,300	196,209
Walgreens Boots Alliance, Inc.	6,300	288,225
Walmart, Inc.	11,900	1,352,078

		3,093,297

Food Products (0.4%)
Archer-Daniels-Midland Co.	4,700	165,346
Campbell Soup Co.	1,400	64,624
Conagra Brands, Inc.	4,100	120,294
General Mills, Inc.	5,100	269,127
Hershey Co. (The)	1,200	159,000
Hormel Foods Corp.	2,300	107,272
JM Smucker Co. (The)	1,000	111,000
Kellogg Co.	2,100	125,979
Kraft Heinz Co. (The)	5,200	128,648
Lamb Weston Holdings, Inc.	1,200	68,520
McCormick & Co., Inc. (Non-Voting)	1,000	141,210
Mondelez International, Inc., Class A	12,100	605,968
Tyson Foods, Inc., Class A	2,500	144,675

		2,211,663

Household Products (0.6%)
Church & Dwight Co., Inc.	2,100	134,778
Clorox Co. (The)	1,100	190,575
Colgate-Palmolive Co.	7,200	477,792
Kimberly-Clark Corp.	2,900	370,823
Procter & Gamble Co. (The)	20,900	2,299,000

		3,472,968

Personal Products (0.0%)
Coty, Inc., Class A	2,525	13,029
Estee Lauder Cos., Inc. (The), Class A	1,900	302,746

		315,775

Tobacco (0.3%)
Altria Group, Inc.	15,600	603,252
Philip Morris International, Inc.	13,000	948,480

		1,551,732

Total Consumer Staples		14,006,297

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,400	56,700
Halliburton Co.	7,300	50,005
Helmerich & Payne, Inc.	900	14,085
National Oilwell Varco, Inc.	3,200	31,456
Schlumberger Ltd.	11,600	156,484
TechnipFMC plc	3,500	23,590

		332,320

Oil, Gas & Consumable Fuels (0.7%)
Apache Corp.	3,100	12,958
Cabot Oil & Gas Corp.	3,400	58,446
Chevron Corp.	15,800	1,144,868
Concho Resources, Inc.	1,700	72,845
ConocoPhillips	9,200	283,360
Devon Energy Corp.	3,200	22,112
Diamondback Energy, Inc.	1,300	34,060
EOG Resources, Inc.	4,900	176,008
Exxon Mobil Corp.	35,400	1,344,138
Hess Corp.	2,200	73,260
HollyFrontier Corp.	1,200	29,412
Kinder Morgan, Inc.	16,300	226,896
Marathon Oil Corp.	6,700	22,043
Marathon Petroleum Corp.	5,400	127,548
Noble Energy, Inc.	4,000	24,160
Occidental Petroleum Corp.(x)	7,485	86,676
ONEOK, Inc.	3,500	76,335
Phillips 66	3,700	198,505
Pioneer Natural Resources Co.	1,400	98,210
Valero Energy Corp.	3,400	154,224
Williams Cos., Inc. (The)	10,100	142,915

		4,408,979

Total Energy		4,741,299

Financials (3.1%)
Banks (1.2%)
Bank of America Corp.	67,800	1,439,394
Citigroup, Inc.	18,300	770,796
Citizens Financial Group, Inc.	3,600	67,716
Comerica, Inc.	1,200	35,208
Fifth Third Bancorp	5,900	87,615
First Republic Bank	1,400	115,192
Huntington Bancshares, Inc.	8,600	70,606
JPMorgan Chase & Co.	26,300	2,367,789
KeyCorp	8,200	85,034
M&T Bank Corp.	1,100	113,773
People’s United Financial, Inc.	3,300	36,465
PNC Financial Services Group, Inc. (The)	3,700	354,164
Regions Financial Corp.	8,100	72,657
SVB Financial Group*	400	60,432
Truist Financial Corp.	11,173	344,575
US Bancorp	11,900	409,955
Wells Fargo & Co.	32,200	924,140
Zions Bancorp NA	1,300	34,788

		7,390,299

Capital Markets (0.7%)
Ameriprise Financial, Inc.	1,100	112,728
Bank of New York Mellon Corp. (The)	7,000	235,760
BlackRock, Inc.	1,000	439,970
Cboe Global Markets, Inc.	900	80,325
Charles Schwab Corp. (The)	9,600	322,752
CME Group, Inc.	3,000	518,730
E*TRADE Financial Corp.	1,900	65,208
Franklin Resources, Inc.(x)	2,300	38,387
Intercontinental Exchange, Inc.	4,700	379,525
Invesco Ltd.	3,100	28,148
MarketAxess Holdings, Inc.	300	99,771
Moody’s Corp.	1,400	296,100
Morgan Stanley	10,300	350,200
MSCI, Inc.	700	202,272
Nasdaq, Inc.	1,000	94,950
Northern Trust Corp.	1,800	135,828
Raymond James Financial, Inc.	1,000	63,200
S&P Global, Inc.	2,000	490,100
State Street Corp.	3,000	159,810
T. Rowe Price Group, Inc.	2,000	195,300

		4,309,064

Consumer Finance (0.1%)
American Express Co.	5,600	479,416
Capital One Financial Corp.	3,900	196,638
Discover Financial Services	2,600	92,742
Synchrony Financial	4,700	75,623

		844,419

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	16,400	2,998,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.6%)
Aflac, Inc.	6,100	$208,864
Allstate Corp. (The)	2,700	247,671
American International Group, Inc.	7,300	177,025
Aon plc	2,000	330,080
Arthur J Gallagher & Co.	1,600	130,416
Assurant, Inc.	500	52,045
Chubb Ltd.	3,800	424,422
Cincinnati Financial Corp.	1,300	98,085
Everest Re Group Ltd.	300	57,726
Globe Life, Inc.	800	57,576
Hartford Financial Services Group, Inc. (The)	3,000	105,720
Lincoln National Corp.	1,700	44,744
Loews Corp.	2,100	73,143
Marsh & McLennan Cos., Inc.	4,200	363,132
MetLife, Inc.	5,800	177,306
Principal Financial Group, Inc.	2,200	68,948
Progressive Corp. (The)	4,900	361,816
Prudential Financial, Inc.	3,400	177,276
Travelers Cos., Inc. (The)	2,200	218,570
Unum Group	1,700	25,517
Willis Towers Watson plc	1,000	169,850
WR Berkley Corp.	1,200	62,604

		3,632,536

Total Financials		19,174,730

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	12,400	944,756
Alexion Pharmaceuticals, Inc.*	1,900	170,601
Amgen, Inc.	5,000	1,013,650
Biogen, Inc.*	1,500	474,570
Gilead Sciences, Inc.	10,600	792,456
Incyte Corp.*	1,500	109,845
Regeneron Pharmaceuticals, Inc.*	700	341,803
Vertex Pharmaceuticals, Inc.*	2,200	523,490

		4,371,171

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	14,800	1,167,868
ABIOMED, Inc.*	400	58,064
Align Technology, Inc.*	600	104,370
Baxter International, Inc.	4,300	349,117
Becton Dickinson and Co.	2,300	528,471
Boston Scientific Corp.*	11,700	381,771
Cooper Cos., Inc. (The)	400	110,268
Danaher Corp.	5,400	747,414
Dentsply Sirona, Inc.	1,900	73,777
Edwards Lifesciences Corp.*	1,700	320,654
Hologic, Inc.*	2,200	77,220
IDEXX Laboratories, Inc.*	700	169,568
Intuitive Surgical, Inc.*	1,000	495,210
Medtronic plc	11,200	1,010,016
ResMed, Inc.	1,200	176,748
STERIS plc	700	97,979
Stryker Corp.	2,700	449,523
Teleflex, Inc.	400	117,144
Varian Medical Systems, Inc.*	800	82,128
Zimmer Biomet Holdings, Inc.	1,700	171,836

		6,689,146

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	1,300	115,050
Anthem, Inc.	2,100	476,784
Cardinal Health, Inc.	2,400	115,056
Centene Corp.*	4,852	288,258
Cigna Corp.	3,124	553,510
CVS Health Corp.	10,943	649,248
DaVita, Inc.*	800	60,848
HCA Healthcare, Inc.	2,200	197,670
Henry Schein, Inc.*	1,200	60,624
Humana, Inc.	1,100	345,422
Laboratory Corp. of America Holdings*	800	101,112
McKesson Corp.	1,492	201,808
Quest Diagnostics, Inc.	1,100	88,330
UnitedHealth Group, Inc.	7,900	1,970,102
Universal Health Services, Inc., Class B	700	69,356

		5,293,178

Health Care Technology (0.0%)
Cerner Corp.	2,600	163,774

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,600	186,212
Illumina, Inc.*	1,200	327,744
IQVIA Holdings, Inc.*	1,500	161,790
Mettler-Toledo International, Inc.*	200	138,102
PerkinElmer, Inc.	900	67,752
Thermo Fisher Scientific, Inc.	3,400	964,240
Waters Corp.*	500	91,025

		1,936,865

Pharmaceuticals (1.5%)
Allergan plc	2,700	478,170
Bristol-Myers Squibb Co.	19,600	1,092,504
Eli Lilly & Co.	7,100	984,912
Johnson & Johnson	22,000	2,884,860
Merck & Co., Inc.	21,300	1,638,822
Mylan NV*	4,300	64,113
Perrigo Co. plc	1,100	52,899
Pfizer, Inc.	46,300	1,511,232
Zoetis, Inc.	4,000	470,760

		9,178,272

Total Health Care		27,632,406

Industrials (2.4%)
Aerospace & Defense (0.6%)
Arconic, Inc.	3,200	51,392
Boeing Co. (The)	4,500	671,130
General Dynamics Corp.	2,000	264,620
Huntington Ingalls Industries, Inc.	300	54,663
L3Harris Technologies, Inc.	1,880	338,626
Lockheed Martin Corp.	2,100	711,795
Northrop Grumman Corp.	1,300	393,315
Raytheon Co.	2,300	301,645
Textron, Inc.	1,900	50,673
TransDigm Group, Inc.	400	128,076
United Technologies Corp.	6,800	641,444

		3,607,379

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,100	72,820
Expeditors International of Washington, Inc.	1,400	93,408
FedEx Corp.	2,000	242,520
United Parcel Service, Inc., Class B	5,900	551,178

		959,926

Airlines (0.1%)
Alaska Air Group, Inc.	1,000	28,470
American Airlines Group, Inc.(x)	3,300	40,227
Delta Air Lines, Inc.	4,800	136,944
Southwest Airlines Co.	4,000	142,440
United Airlines Holdings, Inc.*	1,800	56,790

		404,871

Building Products (0.1%)
Allegion plc	800	73,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AO Smith Corp.	1,100	$41,591
Fortune Brands Home & Security, Inc.	1,200	51,900
Johnson Controls International plc	6,500	175,240
Masco Corp.	2,400	82,968
Trane Technologies plc	2,000	165,180

		590,495

Commercial Services & Supplies (0.1%)
Cintas Corp.	700	121,254
Copart, Inc.*	1,700	116,484
Republic Services, Inc.	1,800	135,108
Rollins, Inc.	1,250	45,175
Waste Management, Inc.	3,300	305,448

		723,469

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	1,100	87,197
Quanta Services, Inc.	1,200	38,076

		125,273

Electrical Equipment (0.1%)
AMETEK, Inc.	1,900	136,838
Eaton Corp. plc	3,500	271,915
Emerson Electric Co.	5,100	243,015
Rockwell Automation, Inc.	1,000	150,910

		802,678

Industrial Conglomerates (0.4%)
3M Co.	4,800	655,248
General Electric Co.	73,100	580,414
Honeywell International, Inc.	6,000	802,740
Roper Technologies, Inc.	900	280,629

		2,319,031

Machinery (0.4%)
Caterpillar, Inc.	4,600	533,784
Cummins, Inc.	1,300	175,916
Deere & Co.	2,600	359,216
Dover Corp.	1,200	100,728
Flowserve Corp.	1,100	26,279
Fortive Corp.	2,500	137,975
IDEX Corp.	600	82,866
Illinois Tool Works, Inc.	2,400	341,088
Ingersoll Rand, Inc.*	2,876	71,325
PACCAR, Inc.	2,900	177,277
Parker-Hannifin Corp.	1,100	142,703
Pentair plc	1,400	41,664
Snap-on, Inc.	500	54,410
Stanley Black & Decker, Inc.	1,300	130,000
Westinghouse Air Brake Technologies Corp.	1,529	73,590
Xylem, Inc.	1,500	97,695

		2,546,516

Professional Services (0.1%)
Equifax, Inc.	1,000	119,450
IHS Markit Ltd.	3,400	204,000
Nielsen Holdings plc	3,000	37,620
Robert Half International, Inc.	1,000	37,750
Verisk Analytics, Inc.	1,400	195,132

		593,952

Road & Rail (0.3%)
CSX Corp.	6,500	372,450
JB Hunt Transport Services, Inc.	700	64,561
Kansas City Southern	800	101,744
Norfolk Southern Corp.	2,200	321,200
Old Dominion Freight Line, Inc.	800	105,008
Union Pacific Corp.	5,800	818,032

		1,782,995

Trading Companies & Distributors (0.0%)
Fastenal Co.	4,800	150,000
United Rentals, Inc.*	600	61,740
WW Grainger, Inc.	400	99,400

		311,140

Total Industrials		14,767,725

Information Technology (7.4%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	500	101,275
Cisco Systems, Inc.	35,500	1,395,505
F5 Networks, Inc.*	500	53,315
Juniper Networks, Inc.(x)	2,800	53,592
Motorola Solutions, Inc.	1,400	186,088

		1,789,775

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,500	182,200
CDW Corp.	1,200	111,924
Corning, Inc.	6,400	131,456
FLIR Systems, Inc.	1,100	35,079
IPG Photonics Corp.*	300	33,084
Keysight Technologies, Inc.*	1,600	133,888
TE Connectivity Ltd.	2,800	176,344
Zebra Technologies Corp., Class A*	500	91,800

		895,775

IT Services (1.6%)
Accenture plc, Class A	5,300	865,278
Akamai Technologies, Inc.*	1,400	128,086
Alliance Data Systems Corp.	300	10,095
Automatic Data Processing, Inc.	3,600	492,048
Broadridge Financial Solutions, Inc.	1,000	94,830
Cognizant Technology Solutions Corp., Class A	4,600	213,762
DXC Technology Co.	2,100	27,405
Fidelity National Information Services, Inc.	5,100	620,364
Fiserv, Inc.*	4,800	455,952
FleetCor Technologies, Inc.*	700	130,578
Gartner, Inc.*	700	69,699
Global Payments, Inc.	2,472	356,537
International Business Machines Corp.	7,400	820,882
Jack Henry & Associates, Inc.	600	93,144
Leidos Holdings, Inc.	1,100	100,815
Mastercard, Inc., Class A	7,400	1,787,544
Paychex, Inc.	2,700	169,884
PayPal Holdings, Inc.*	9,800	938,252
VeriSign, Inc.*	900	162,081
Visa, Inc., Class A	14,300	2,304,016
Western Union Co. (The)	3,500	63,455

		9,904,707

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	9,800	445,704
Analog Devices, Inc.	3,100	277,915
Applied Materials, Inc.	7,700	352,814
Broadcom, Inc.	3,300	782,430
Intel Corp.	36,400	1,969,968
KLA Corp.	1,300	186,862
Lam Research Corp.	1,200	288,000
Maxim Integrated Products, Inc.	2,300	111,803
Microchip Technology, Inc.(x)	2,000	135,600
Micron Technology, Inc.*	9,300	391,158
NVIDIA Corp.	5,100	1,344,360
Qorvo, Inc.*	1,000	80,630
QUALCOMM, Inc.	9,600	649,440
Skyworks Solutions, Inc.	1,400	125,132
Texas Instruments, Inc.	7,800	779,454
Xilinx, Inc.	2,100	163,674

		8,084,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (2.5%)
Adobe, Inc.*	4,100	$1,304,784
ANSYS, Inc.*	700	162,729
Autodesk, Inc.*	1,800	280,980
Cadence Design Systems, Inc.*	2,300	151,892
Citrix Systems, Inc.	1,000	141,550
Fortinet, Inc.*	1,200	121,404
Intuit, Inc.	2,200	506,000
Microsoft Corp.	63,900	10,077,669
NortonLifeLock, Inc.	4,800	89,808
Oracle Corp.	18,100	874,773
Paycom Software, Inc.*	400	80,804
salesforce.com, Inc.*	7,400	1,065,452
ServiceNow, Inc.*	1,600	458,528
Synopsys, Inc.*	1,300	167,427

		15,483,800

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	35,000	8,900,150
Hewlett Packard Enterprise Co.	10,800	104,868
HP, Inc.	12,400	215,264
NetApp, Inc.	1,900	79,211
Seagate Technology plc	1,900	92,720
Western Digital Corp.	2,500	104,050
Xerox Holdings Corp.	1,600	30,304

		9,526,567

Total Information Technology		45,685,568

Materials (0.7%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	1,800	359,298
Albemarle Corp.	900	50,733
Celanese Corp.	1,000	73,390
CF Industries Holdings, Inc.	1,800	48,960
Corteva, Inc.	6,300	148,050
Dow, Inc.	6,200	181,288
DuPont de Nemours, Inc.	6,199	211,386
Eastman Chemical Co.	1,100	51,238
Ecolab, Inc.	2,100	327,243
FMC Corp.	1,100	89,859
International Flavors & Fragrances, Inc.(x)	900	91,872
Linde plc	4,500	778,500
LyondellBasell Industries NV, Class A	2,100	104,223
Mosaic Co. (The)	2,900	31,378
PPG Industries, Inc.	2,000	167,200
Sherwin-Williams Co. (The)	700	321,664

		3,036,282

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	500	94,615
Vulcan Materials Co.	1,100	118,877

		213,492

Containers & Packaging (0.1%)
Amcor plc	13,600	110,432
Avery Dennison Corp.	700	71,309
Ball Corp.	2,700	174,582
International Paper Co.	3,300	102,729
Packaging Corp. of America	800	69,464
Sealed Air Corp.	1,300	32,123
Westrock Co.	2,200	62,172

		622,811

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	12,100	81,675
Newmont Corp.	6,900	312,432
Nucor Corp.	2,500	90,050

		484,157

Total Materials		4,356,742

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,000	137,060
American Tower Corp. (REIT)	3,700	805,675
Apartment Investment & Management Co. (REIT), Class A	1,199	42,145
AvalonBay Communities, Inc. (REIT)	1,200	176,604
Boston Properties, Inc. (REIT)	1,200	110,676
Crown Castle International Corp. (REIT)	3,500	505,400
Digital Realty Trust, Inc. (REIT)	2,200	305,602
Duke Realty Corp. (REIT)	3,100	100,378
Equinix, Inc. (REIT)	700	437,199
Equity Residential (REIT)	2,900	178,959
Essex Property Trust, Inc. (REIT)	600	132,144
Extra Space Storage, Inc. (REIT)	1,100	105,336
Federal Realty Investment Trust (REIT)	600	44,766
Healthpeak Properties, Inc. (REIT)	4,100	97,785
Host Hotels & Resorts, Inc. (REIT)	6,000	66,240
Iron Mountain, Inc. (REIT)	2,400	57,120
Kimco Realty Corp. (REIT)	3,100	29,977
Mid-America Apartment Communities, Inc. (REIT)	1,000	103,030
Prologis, Inc. (REIT)	6,200	498,294
Public Storage (REIT)	1,300	258,193
Realty Income Corp. (REIT)	2,700	134,622
Regency Centers Corp. (REIT)	1,400	53,802
SBA Communications Corp. (REIT)	900	242,973
Simon Property Group, Inc. (REIT)	2,600	142,636
SL Green Realty Corp. (REIT)	600	25,860
UDR, Inc. (REIT)	2,500	91,350
Ventas, Inc. (REIT)	3,100	83,080
Vornado Realty Trust (REIT)	1,300	47,073
Welltower, Inc. (REIT)	3,400	155,652
Weyerhaeuser Co. (REIT)	6,200	105,090

		5,274,721

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,800	105,588

Total Real Estate		5,380,309

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	2,000	96,580
American Electric Power Co., Inc.	4,100	327,918
Duke Energy Corp.	6,100	493,368
Edison International	3,000	164,370
Entergy Corp.	1,700	159,749
Evergy, Inc.	1,900	104,595
Eversource Energy	2,700	211,167
Exelon Corp.	8,100	298,161
FirstEnergy Corp.	4,500	180,315
NextEra Energy, Inc.	4,100	986,542
NRG Energy, Inc.	2,100	57,246
Pinnacle West Capital Corp.	900	68,211
PPL Corp.	6,400	157,952
Southern Co. (The)	8,800	476,432
Xcel Energy, Inc.	4,400	265,320

		4,047,926

Gas Utilities (0.0%)
Atmos Energy Corp.	1,000	99,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,600	$76,160

Multi-Utilities (0.3%)
Ameren Corp.	2,100	152,943
CenterPoint Energy, Inc.	4,200	64,890
CMS Energy Corp.	2,400	141,000
Consolidated Edison, Inc.	2,800	218,400
Dominion Energy, Inc.	6,869	495,873
DTE Energy Co.	1,600	151,952
NiSource, Inc.	3,100	77,407
Public Service Enterprise Group, Inc.	4,200	188,622
Sempra Energy	2,400	271,176
WEC Energy Group, Inc.	2,600	229,138

		1,991,401

Water Utilities (0.0%)
American Water Works Co., Inc.	1,500	179,340

Total Utilities		6,394,057

Total Common Stocks (29.1%) (Cost $189,192,257)		178,875,000

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (35.4%)
U.S. Treasury Notes 1.625%, 8/15/29	$201,330,000	218,184,421

Total Long-Term Debt Securities (35.4%) (Cost $211,376,554)		218,184,421

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (25.3%)
Goldman Sachs Financial Square Funds - Government Fund‡	29,990,951	29,990,951
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	29,378,890	29,378,890
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	29,072,860	29,072,860
JPMorgan Prime Money Market Fund, IM Shares	67,421,122	67,427,864

Total Investment Companies		155,870,565

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $65,765, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $67,080.(xx)	$65,765	65,765
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $256,218, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $261,343.(xx)	256,218	256,218

Total Repurchase Agreements		321,983

Total Short-Term Investments (25.4%) (Cost $156,212,352)		156,192,548

Total Investments in Securities (89.9%) (Cost $556,781,163)		553,251,969
Other Assets Less Liabilities (10.1%)		62,110,194

Net Assets (100%)		$615,362,163

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $582,786. This was collateralized by $263,009 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20 - 11/15/49 and by cash of $321,983 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	29,990,951	30,806,384	1,371,766	(2,187,199)	—	#	—	29,990,951	99,922	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	29,378,890	30,177,682	1,343,771	(2,142,563)	—	#	—	29,378,890	93,662	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	29,072,860	29,863,331	1,329,774	(2,120,245)	—	#	—	29,072,860	99,701	—

Total		90,847,397	4,045,311	(6,450,007)	—		—	88,442,701	293,285	—

#	Amount represents less than $0.50.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	470	6/2020	EUR	14,239,432	1,890,382
FTSE 100 Index	141	6/2020	GBP	9,869,795	644,243
Russell 2000 E-Mini Index	116	6/2020	USD	6,656,080	(261,789)
S&P Midcap 400 E-Mini Index	74	6/2020	USD	10,639,720	(60,790)
TOPIX Index	92	6/2020	JPY	12,004,278	133,675

					2,345,721

Short Contracts
S&P 500 E-Mini Index	(1,062)	6/2020	USD	(136,451,070)	(8,812,094)

					(8,812,094)

					(6,466,373)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$19,189,638	$—	$—	$19,189,638
Consumer Discretionary	17,546,229	—	—	17,546,229
Consumer Staples	14,006,297	—	—	14,006,297
Energy	4,741,299	—	—	4,741,299
Financials	19,174,730	—	—	19,174,730
Health Care	27,632,406	—	—	27,632,406
Industrials	14,767,725	—	—	14,767,725
Information Technology	45,685,568	—	—	45,685,568
Materials	4,356,742	—	—	4,356,742
Real Estate	5,380,309	—	—	5,380,309
Utilities	6,394,057	—	—	6,394,057
Futures	2,668,300	—	—	2,668,300
Short-Term Investments
Investment Companies	155,870,565	—	—	155,870,565
Repurchase Agreements	—	321,983	—	321,983
U.S. Treasury Obligations	—	218,184,421	—	218,184,421

Total Assets	$337,413,865	$218,506,404	$—	$555,920,269

Liabilities:
Futures	$(9,134,673)	$—	$—	$(9,134,673)

Total Liabilities	$(9,134,673)	$—	$—	$(9,134,673)

Total	$328,279,192	$218,506,404	$—	$546,785,596

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,446,865
Aggregate gross unrealized depreciation	(34,041,371)

Net unrealized depreciation	$(11,594,506)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$558,380,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.3%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petroleos Mexicanos
2.460%, 12/15/25	$3,000,000	$3,082,905

Total Energy		3,082,905

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	10,723,231
Series KK
3.550%, 1/15/24	5,979,000	6,571,134
Series MM
2.300%, 9/15/20	2,500,000	2,521,547
Series NN
3.250%, 6/15/25	2,500,000	2,825,466

Total Financials		22,641,378

Total Corporate Bonds		25,724,283

U.S. Government Agency Securities (50.5%)
FFCB
2.550%, 5/15/20	5,000,000	5,013,608
2.350%, 2/12/21	10,000,000	10,179,834
2.550%, 3/11/21	20,000,000	20,431,206
1.550%, 5/17/21	10,000,000	10,001,456
2.875%, 5/26/21	10,000,000	10,274,264
1.620%, 6/14/21	5,000,000	5,000,795
1.500%, 7/6/21	5,000,000	5,000,721
1.550%, 8/16/21(x)	15,000,000	15,200,183
2.700%, 8/27/21	15,000,000	15,468,165
1.950%, 11/2/21	15,000,000	15,356,148
3.050%, 11/15/21	35,000,000	36,453,998
1.600%, 12/28/21	28,230,000	28,759,219
2.600%, 1/18/22	15,000,000	15,572,172
1.550%, 1/28/22	30,000,000	30,562,715
1.530%, 2/10/22	15,000,000	15,088,598
2.530%, 2/14/22	15,000,000	15,578,413
2.550%, 3/1/22	15,000,000	15,588,270
1.610%, 5/5/22	15,000,000	15,007,764
1.000%, 6/30/22	15,000,000	14,986,563
1.850%, 8/5/22	15,000,000	15,485,868
1.820%, 8/19/22	15,000,000	15,033,520
1.625%, 8/22/22	20,000,000	20,555,432
2.000%, 9/23/22	15,000,000	15,059,874
1.375%, 10/11/22	15,000,000	15,334,604
1.710%, 11/25/22	15,000,000	15,059,055
1.600%, 2/10/23	15,000,000	15,104,855
1.460%, 3/3/23	10,000,000	10,065,204
1.000%, 3/24/23	10,000,000	9,994,166
2.400%, 6/19/23	20,000,000	20,041,840
1.780%, 7/13/23	15,000,000	15,004,775
2.875%, 7/17/23	20,000,000	21,552,766
1.600%, 8/14/23	20,000,000	20,732,662
1.920%, 8/28/23	15,000,000	15,038,565
1.200%, 4/1/24	15,000,000	15,011,640
2.100%, 8/20/24	20,000,000	20,055,446
1.300%, 3/26/25	15,000,000	15,014,241
2.050%, 11/25/25	15,000,000	15,070,425
2.070%, 1/13/26	15,000,000	15,090,330
2.000%, 2/4/26	15,000,000	15,089,090
2.040%, 2/11/26	10,000,000	10,008,357
2.370%, 8/19/27	15,000,000	15,025,830
2.400%, 12/16/27	15,000,000	15,089,685
2.440%, 10/16/28	15,000,000	15,030,145
2.930%, 7/16/29	15,000,000	15,042,462
2.870%, 7/30/29	10,000,000	10,016,959
2.650%, 8/13/29	15,000,000	15,043,031
2.590%, 8/27/29	20,000,000	20,061,418
1.850%, 3/11/30	10,000,000	9,940,332
FHLB
1.750%, 3/12/21	20,000,000	20,262,248
5.625%, 6/11/21	1,850,000	1,963,306
1.875%, 7/7/21	56,315,000	57,330,191
1.125%, 7/14/21	77,500,000	77,904,922
3.000%, 10/12/21	50,000,000	51,953,485
1.625%, 11/19/21	33,980,000	34,582,639
1.875%, 11/29/21	98,500,000	100,876,293
2.625%, 12/10/21	9,825,000	10,185,364
1.625%, 12/20/21	14,035,000	14,325,875
1.650%, 2/18/22	25,000,000	25,021,225
2.250%, 3/11/22(x)	5,000,000	5,179,375
2.125%, 6/10/22	20,000,000	20,744,878
2.000%, 9/26/22	10,000,000	10,015,102
2.000%, 10/28/22	35,000,000	35,030,313
1.875%, 12/9/22(x)	22,250,000	23,107,531
2.500%, 12/9/22	20,000,000	21,074,664
1.750%, 2/14/23	10,000,000	10,008,673
1.375%, 2/17/23	20,000,000	20,528,680
1.750%, 2/21/23	25,000,000	25,022,190
3.250%, 6/9/23	10,000,000	10,866,869
3.375%, 9/8/23(x)	50,000,000	54,826,385
2.500%, 2/13/24	51,865,000	55,592,781
2.875%, 6/14/24	13,085,000	14,303,723
1.500%, 8/15/24	47,875,000	49,782,163
2.875%, 9/13/24	46,180,000	50,709,496
2.050%, 9/26/24	10,000,000	10,011,619
2.000%, 12/11/24	25,000,000	25,076,222
2.750%, 12/13/24	40,000,000	43,909,160
1.950%, 2/21/25	25,000,000	25,055,583
2.375%, 3/14/25	10,000,000	10,856,725
3.125%, 6/13/25	10,000,000	11,282,010
3.250%, 6/9/28	25,000,000	28,691,297
3.250%, 11/16/28(x)	66,335,000	77,979,612
FHLMC
1.125%, 8/12/21	40,000,000	40,385,272
2.375%, 1/13/22	100,000,000	103,422,320
1.150%, 3/30/22	10,000,000	9,997,811
1.200%, 4/6/22	25,000,000	24,995,650
1.900%, 12/2/22	25,000,000	25,028,360
1.850%, 1/20/23	25,000,000	25,013,323
1.725%, 2/28/23	50,000,000	50,037,535
1.800%, 2/28/23	100,000,000	100,087,000
1.300%, 4/6/23	15,000,000	14,992,260
2.750%, 6/19/23	100,000,000	107,017,730
2.000%, 5/28/24	25,000,000	25,026,275
2.100%, 1/17/25	20,000,000	20,010,526
2.100%, 1/21/25	25,000,000	25,015,992
1.500%, 2/12/25	60,000,000	62,544,480
1.875%, 3/5/25	25,000,000	25,033,645
1.500%, 4/3/25	15,000,000	14,973,166
6.750%, 9/15/29(x)	20,000,000	29,803,560
FNMA
2.500%, 4/13/21	40,000,000	40,800,052
1.250%, 5/6/21(x)	20,000,000	20,153,786
2.750%, 6/22/21	47,000,000	48,344,693
1.250%, 8/17/21	65,000,000	65,752,908
1.375%, 10/7/21	70,000,000	70,960,554
2.000%, 1/5/22(x)	45,000,000	46,265,409
2.625%, 1/11/22	63,640,000	66,069,502
1.875%, 4/5/22(x)	55,000,000	56,683,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 4/12/22	$58,915,000	$61,022,242
1.375%, 9/6/22	50,000,000	51,158,355
2.000%, 10/5/22(x)	25,000,000	25,943,530
2.375%, 1/19/23(x)	50,000,000	52,637,700
1.700%, 1/30/23	15,000,000	15,020,076
1.700%, 2/14/23	15,000,000	15,025,029
1.850%, 7/24/23	15,000,000	15,023,458
2.875%, 9/12/23	20,000,000	21,617,072
2.050%, 10/23/23	15,000,000	15,010,332
2.500%, 2/5/24	61,045,000	65,407,587
1.750%, 7/2/24	50,000,000	52,462,380
2.625%, 9/6/24(x)	85,000,000	92,529,904
1.625%, 10/15/24	115,050,000	120,290,804
2.000%, 10/28/24	15,000,000	15,062,610
1.625%, 1/7/25(x)	68,600,000	71,986,302
1.900%, 2/18/25	10,000,000	10,019,536
2.125%, 4/24/26	119,485,000	127,316,238
1.875%, 9/24/26	120,000,000	127,209,048
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	20,000,000	20,586,588
3.000%, 6/30/25	6,301,000	6,797,790
Iraq Government AID Bonds
2.149%, 1/18/22	19,135,000	19,668,017
NCUA Guaranteed Notes
3.450%, 6/12/21	280,000	289,471
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	23,047,160
5.500%, 4/26/24	27,579,000	32,320,244
Tennessee Valley Authority
3.875%, 2/15/21	10,345,000	10,632,618
1.875%, 8/15/22	12,000,000	12,355,214
2.875%, 9/15/24	20,000,000	21,779,864
6.750%, 11/1/25	15,779,000	20,788,265
2.875%, 2/1/27	48,000,000	53,099,630
Ukraine Government AID Bonds
1.847%, 5/29/20	22,531,000	22,560,029
1.471%, 9/29/21	25,000,000	25,093,085

Total U.S. Government Agency Securities		4,120,413,151

U.S. Treasury Obligations (38.0%)
U.S. Treasury Bonds
8.125%, 5/15/21	3,250,000	3,542,872
8.000%, 11/15/21	2,800,000	3,152,983
7.250%, 8/15/22	10,000,000	11,657,029
7.125%, 2/15/23	2,000,000	2,392,636
6.250%, 8/15/23	1,000,000	1,199,516
U.S. Treasury Notes
1.250%, 3/31/21	50,000,000	50,552,990
2.250%, 3/31/21	20,000,000	20,418,050
1.375%, 4/30/21	65,000,000	65,850,168
2.250%, 4/30/21	30,000,000	30,682,938
3.125%, 5/15/21	10,000,000	10,334,215
1.375%, 5/31/21	43,000,000	43,617,269
2.000%, 5/31/21	15,000,000	15,322,541
1.125%, 6/30/21	25,000,000	25,305,815
2.250%, 7/31/21	15,000,000	15,407,691
1.125%, 8/31/21	33,000,000	33,424,799
2.000%, 8/31/21	20,000,000	20,502,738
2.125%, 9/30/21	40,000,000	41,137,756
1.250%, 10/31/21	35,000,000	35,567,207
2.000%, 11/15/21	35,000,000	36,024,961
1.750%, 11/30/21	30,000,000	30,755,307
1.875%, 11/30/21	10,000,000	10,274,808
1.625%, 12/31/21	35,000,000	35,850,636
2.000%, 12/31/21	14,550,000	14,996,832
2.125%, 12/31/21	40,000,000	41,314,324
1.500%, 1/31/22	36,175,000	37,006,421
1.750%, 2/28/22	25,000,000	25,719,283
1.875%, 2/28/22	30,000,000	30,939,888
1.750%, 3/31/22	20,000,000	20,603,684
1.875%, 3/31/22	5,000,000	5,162,634
1.750%, 4/30/22	15,000,000	15,470,433
1.875%, 4/30/22	25,000,000	25,844,595
1.750%, 5/15/22	16,000,000	16,519,190
1.750%, 5/31/22	30,000,000	30,969,777
1.750%, 6/30/22	17,000,000	17,575,228
2.125%, 6/30/22	12,000,000	12,505,861
1.625%, 8/15/22	50,000,000	51,610,820
1.625%, 8/31/22	34,000,000	35,101,770
1.750%, 9/30/22	37,500,000	38,878,770
1.875%, 10/31/22	13,000,000	13,531,112
2.000%, 10/31/22	15,000,000	15,662,031
1.625%, 11/15/22	19,500,000	20,180,029
2.000%, 11/30/22	60,000,000	62,715,282
2.125%, 12/31/22	25,000,000	26,253,103
1.750%, 1/31/23	35,000,000	36,431,335
2.375%, 1/31/23	35,000,000	37,057,332
2.000%, 2/15/23	20,000,000	20,973,990
1.500%, 2/28/23	18,000,000	18,628,339
1.500%, 3/31/23	39,000,000	40,389,843
2.500%, 3/31/23	9,000,000	9,587,859
1.625%, 4/30/23	26,000,000	27,046,048
1.750%, 5/15/23	12,500,000	13,056,530
1.625%, 5/31/23	7,500,000	7,806,629
2.750%, 5/31/23	50,000,000	53,834,710
1.375%, 6/30/23	60,000,000	62,035,182
1.250%, 7/31/23	41,000,000	42,254,116
2.500%, 8/15/23	23,000,000	24,684,191
1.375%, 8/31/23	3,125,000	3,236,660
2.750%, 8/31/23	45,000,000	48,699,077
1.375%, 9/30/23	25,000,000	25,902,710
1.625%, 10/31/23	30,000,000	31,382,778
2.750%, 11/15/23	11,500,000	12,496,592
2.125%, 11/30/23	28,000,000	29,817,273
2.250%, 12/31/23	31,000,000	33,200,417
2.250%, 1/31/24	33,000,000	35,392,249
2.500%, 1/31/24	9,000,000	9,737,833
2.750%, 2/15/24	20,000,000	21,843,334
2.125%, 2/29/24	33,000,000	35,271,991
2.375%, 2/29/24	5,000,000	5,393,244
2.125%, 3/31/24	40,000,000	42,814,316
2.000%, 4/30/24	35,000,000	37,317,224
2.500%, 5/15/24	28,000,000	30,449,468
2.000%, 5/31/24	38,000,000	40,573,235
2.000%, 6/30/24	19,000,000	20,304,922
1.750%, 7/31/24	20,000,000	21,186,686
2.125%, 7/31/24	35,000,000	37,626,117
2.375%, 8/15/24	20,000,000	21,739,492
1.250%, 8/31/24	22,000,000	22,848,936
1.875%, 8/31/24	25,000,000	26,633,390
1.500%, 9/30/24	18,000,000	18,899,586
2.125%, 9/30/24	7,000,000	7,546,909
2.250%, 10/31/24	32,000,000	34,705,939
2.250%, 11/15/24	25,000,000	27,130,470
1.500%, 11/30/24	24,000,000	25,255,992
1.750%, 12/31/24	10,000,000	10,640,549
2.250%, 12/31/24	22,000,000	23,917,326
1.375%, 1/31/25	26,000,000	27,220,744
2.000%, 2/15/25	23,000,000	24,761,559
1.125%, 2/28/25(x)	35,000,000	36,290,412
2.125%, 5/15/25	32,000,000	34,737,046
2.875%, 7/31/25	18,000,000	20,306,484
2.750%, 8/31/25	37,000,000	41,535,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 11/15/25	$31,000,000	$34,028,043
1.625%, 2/15/26	50,000,000	53,205,120
1.625%, 5/15/26	23,000,000	24,522,009
2.125%, 5/31/26	9,000,000	9,874,157
1.500%, 8/15/26	33,500,000	35,502,375
1.375%, 8/31/26	5,000,000	5,262,326
1.625%, 9/30/26	25,000,000	26,726,140
2.000%, 11/15/26	20,000,000	21,877,172
2.250%, 2/15/27	21,000,000	23,392,459
2.250%, 8/15/27	20,000,000	22,412,872
2.250%, 11/15/27	53,500,000	60,081,987
2.750%, 2/15/28	26,600,000	30,968,111
2.875%, 5/15/28	16,000,000	18,839,205
2.875%, 8/15/28	33,000,000	38,961,509
3.125%, 11/15/28	22,500,000	27,121,556
2.625%, 2/15/29	52,000,000	60,677,536
2.375%, 5/15/29	42,000,000	48,228,470
1.625%, 8/15/29	58,000,000	62,855,493
1.750%, 11/15/29	48,000,000	52,678,339
1.500%, 2/15/30(x)	24,000,000	25,830,864

Total U.S. Treasury Obligations		3,105,184,322

Total Long-Term Debt Securities (88.8%) (Cost $6,926,246,709)		7,251,321,756

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.7%)
iShares 1-3 Year Treasury Bond ETF(x)	1,388,450	120,336,962
iShares 3-7 Year Treasury Bond ETF	6,067	808,974
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	131,617,506
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	55,841,000
Schwab Short-Term U.S. Treasury ETF(x)	950,000	49,143,500
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	275,145,000
Vanguard Short-Term Treasury ETF(x)	3,900,000	243,126,000

Total Exchange Traded Funds (10.7%) (Cost $796,745,421)		876,018,942

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $10,000,006, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $10,200,000.(xx)	$10,000,000	10,000,000
Cantor Fitzgerald & Co., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $10,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 4/23/20-2/15/30; total market value $10,200,010.(xx)	10,000,000	10,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $12,400,052, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $12,648,002.(xx)	12,400,000	12,400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $14,041,045, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $14,321,864.(xx)	14,041,041	14,041,041
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $36,001,960, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $39,016,924.(xx)	36,000,000	36,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $45,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $45,900,000.(xx)	45,000,000	45,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $28,500,554, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $29,070,000.(xx)	28,500,000	28,500,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $12,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $12,240,000.(xx)	12,000,000	12,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $6,200,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $6,888,424.(xx)	$6,200,000	$6,200,000

Total Repurchase Agreements		174,141,041

Total Short-Term Investments (2.1%) (Cost $174,141,041)		174,141,041

Total Investments in Securities (101.6%) (Cost $7,897,133,171)		8,301,481,739
Other Assets Less Liabilities (-1.6%)		(130,926,657)

Net Assets (100%)		$8,170,555,082

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $192,754,679. This was collateralized by $23,268,939 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.750%, maturing 4/16/20-2/15/48 and by cash of $174,141,041 which was subsequently invested in joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$3,082,905	$—	$3,082,905
Financials	—	22,641,378	—	22,641,378
Exchange Traded Funds	876,018,942	—	—	876,018,942
Short-Term Investments
Repurchase Agreements	—	174,141,041	—	174,141,041
U.S. Government Agency Securities	—	4,120,413,151	—	4,120,413,151
U.S. Treasury Obligations	—	3,105,184,322	—	3,105,184,322

Total Assets	$876,018,942	$7,425,462,797	$—	$8,301,481,739

Total Liabilities	$—	$—	$—	$—

Total	$876,018,942	$7,425,462,797	$—	$8,301,481,739

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,710,639
Aggregate gross unrealized depreciation	(149,934)

Net unrealized appreciation	$403,560,705

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,897,921,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.5%)
AGL Energy Ltd.	33,656	$360,425
Alumina Ltd.	129,922	115,816
AMP Ltd.*	169,708	138,404
APA Group	60,850	388,625
Aristocrat Leisure Ltd.	29,342	379,657
ASX Ltd.	10,057	485,032
Aurizon Holdings Ltd.	100,915	261,428
AusNet Services	92,380	97,583
Australia & New Zealand Banking Group Ltd.(x)	143,359	1,546,082
Bendigo & Adelaide Bank Ltd.(x)	25,453	97,634
BHP Group Ltd.	148,987	2,708,571
BHP Group Ltd. (ADR)(x)	30,531	1,120,182
BHP Group plc	106,609	1,648,916
BlueScope Steel Ltd.	26,536	144,728
Boral Ltd.	66,487	83,147
Brambles Ltd.	168,722	1,113,480
Caltex Australia Ltd.	12,475	175,073
Challenger Ltd.(x)	30,103	76,643
CIMIC Group Ltd.	4,886	69,594
Coca-Cola Amatil Ltd.	24,554	135,707
Cochlear Ltd.	2,868	329,489
Coles Group Ltd.	56,215	531,870
Commonwealth Bank of Australia	89,530	3,381,765
Computershare Ltd.	24,947	147,920
Crown Resorts Ltd.	17,708	82,124
CSL Ltd.	22,954	4,163,924
Dexus (REIT)	60,023	342,621
Flight Centre Travel Group Ltd.(r)	3,017	18,391
Fortescue Metals Group Ltd.	70,073	427,990
Goodman Group (REIT)	82,674	631,579
GPT Group (The) (REIT)	102,790	234,256
Harvey Norman Holdings Ltd.(x)	34,572	62,366
Incitec Pivot Ltd.	84,155	107,196
Insurance Australia Group Ltd.	121,123	471,963
Lendlease Group	30,816	193,836
Macquarie Group Ltd.	16,595	903,481
Magellan Financial Group Ltd.	6,725	177,457
Medibank Pvt Ltd.	149,628	244,148
Mirvac Group (REIT)	198,544	262,775
National Australia Bank Ltd.	145,814	1,541,446
Newcrest Mining Ltd.	38,657	543,159
Oil Search Ltd.	346,355	526,875
Orica Ltd.	19,764	185,414
Origin Energy Ltd.	88,771	237,802
Qantas Airways Ltd.	38,454	75,426
QBE Insurance Group Ltd.	65,311	356,839
Ramsay Health Care Ltd.	7,684	269,209
REA Group Ltd.(x)	2,703	127,267
Rio Tinto Ltd.	19,030	1,007,327
Rio Tinto plc	56,942	2,613,794
Rio Tinto plc (ADR)	37,667	1,716,109
Santos Ltd.	90,081	195,267
Scentre Group (REIT)	272,860	270,159
SEEK Ltd.	17,439	163,604
Sonic Healthcare Ltd.	21,025	314,874
South32 Ltd.	254,690	274,525
Stockland (REIT)	121,689	194,954
Suncorp Group Ltd.	64,322	359,506
Sydney Airport	54,929	192,191
Tabcorp Holdings Ltd.	97,090	154,016
Telstra Corp. Ltd.	214,257	408,927
TPG Telecom Ltd.	19,853	85,980
Transurban Group	137,652	1,012,667
Treasury Wine Estates Ltd.	35,773	219,468
Vicinity Centres (REIT)	159,395	100,315
Washington H Soul Pattinson & Co. Ltd.(x)	6,054	62,955
Wesfarmers Ltd.	56,951	1,226,385
Westpac Banking Corp.	179,098	1,872,060
WiseTech Global Ltd.(x)	7,549	78,719
Woodside Petroleum Ltd.	48,042	535,286
Woolworths Group Ltd.	63,315	1,383,431
Worley Ltd.(x)	17,645	69,149

		42,236,983

Austria (0.3%)
ANDRITZ AG(x)	3,232	101,697
Erste Group Bank AG	64,623	1,197,770
OMV AG	7,664	211,834
Raiffeisen Bank International AG	6,997	102,707
Schoeller-Bleckmann Oilfield Equipment AG(x)	20,729	684,957
Verbund AG(x)	3,742	135,627
voestalpine AG	71,034	1,446,342

		3,880,934

Belgium (0.4%)
Ageas	9,114	379,237
Anheuser-Busch InBev SA/NV	38,536	1,711,320
Colruyt SA	3,111	168,691
Galapagos NV*	2,285	453,395
Groupe Bruxelles Lambert SA	4,192	329,852
KBC Group NV	12,494	576,561
Proximus SADP	7,212	165,504
Solvay SA	3,688	268,984
Telenet Group Holding NV	1,895	57,119
UCB SA	6,319	548,702
Umicore SA	10,091	352,874

		5,012,239

Brazil (0.1%)
Ambev SA (ADR)*	163,520	376,096
Banco Bradesco SA (ADR)	257,682	1,046,189

		1,422,285

Canada (1.0%)
Agnico Eagle Mines Ltd.	28,758	1,148,031
Canadian National Railway Co.	40,661	3,156,513
Element Fleet Management Corp.	136,759	870,717
Franco-Nevada Corp.	9,738	972,970
Magna International, Inc.	42,725	1,363,448
Restaurant Brands International, Inc.	44,695	1,789,141
Ritchie Bros Auctioneers, Inc.	53,139	1,820,010
Rogers Communications, Inc., Class B	27,069	1,124,176

		12,245,006

Chile (0.1%)
Antofagasta plc	19,452	185,575
Sociedad Quimica y Minera de Chile SA (ADR)	38,507	868,333

		1,053,908

China (2.0%)
51job, Inc. (ADR)*	9,388	576,329
Alibaba Group Holding Ltd. (ADR)*	15,627	3,039,139
Anhui Conch Cement Co. Ltd., Class H	264,000	1,825,028
ANTA Sports Products Ltd.	201,000	1,452,798
Baidu, Inc. (ADR)*	11,834	1,192,749
BeiGene Ltd. (ADR)*	1,793	220,736
BOC Hong Kong Holdings Ltd.	189,543	522,304
Budweiser Brewing Co. APAC Ltd.(m)*	219,200	563,216
BYD Co. Ltd., Class H(x)	269,000	1,395,799
China Life Insurance Co. Ltd., Class H	1,466,000	2,875,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
China Resources Beer Holdings Co. Ltd.	160,000	$726,254
China Resources Gas Group Ltd.	80,000	401,620
Prosus NV*	49,600	3,436,715
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	478,000	1,566,014
Sinopharm Group Co. Ltd., Class H	521,200	1,167,197
Tencent Holdings Ltd.	45,100	2,199,147
TravelSky Technology Ltd., Class H	19,000	33,347
Yangzijiang Shipbuilding Holdings Ltd.	143,834	84,031

		23,278,241

Colombia (0.1%)
Bancolombia SA (ADR)	41,230	1,029,101
Millicom International Cellular SA (SDR)(x)	4,724	133,020

		1,162,121

Czech Republic (0.1%)
Komercni banka A/S(x)*	38,960	739,830

Denmark (1.4%)
AP Moller - Maersk A/S, Class A	185	153,495
AP Moller - Maersk A/S, Class B	324	290,651
Carlsberg A/S, Class B	5,379	610,603
Chr Hansen Holding A/S	21,748	1,631,760
Coloplast A/S, Class B	6,097	887,076
Danske Bank A/S	31,747	359,839
Demant A/S*	5,775	128,175
DSV Panalpina A/S	10,697	973,998
Genmab A/S*	8,890	1,804,473
H Lundbeck A/S	3,686	109,688
ISS A/S	8,573	118,167
Novo Nordisk A/S, Class B	114,720	6,920,076
Novozymes A/S, Class B	10,490	478,336
Orsted A/S(m)	9,513	934,224
Pandora A/S	5,065	164,939
Tryg A/S	6,565	161,942
Vestas Wind Systems A/S	9,558	778,045

		16,505,487

Finland (0.6%)
Elisa OYJ	7,299	453,550
Fortum OYJ	23,199	341,103
Kone OYJ, Class B	17,333	983,794
Metso OYJ	5,003	119,330
Neste OYJ	21,231	719,126
Nokia OYJ	287,726	902,988
Nokian Renkaat OYJ	6,345	153,976
Nordea Bank Abp (Aquis Stock Exchange)	2,447	13,794
Nordea Bank Abp (Turquoise Stock Exchange)	161,086	909,312
Orion OYJ, Class B	5,691	233,453
Sampo OYJ, Class A	22,421	655,807
Stora Enso OYJ, Class R	30,026	304,749
UPM-Kymmene OYJ	26,987	743,828
Wartsila OYJ Abp	21,524	158,173

		6,692,983

France (9.0%)
Accor SA	9,008	246,406
Aeroports de Paris	1,430	137,295
Air Liquide SA	43,404	5,563,395
Airbus SE	33,616	2,181,115
Alstom SA	39,390	1,648,499
Amundi SA(m)	2,986	176,720
Arkema SA	3,429	237,130
Atos SE	4,907	332,039
AXA SA‡	97,732	1,692,417
BioMerieux	2,012	227,056
BNP Paribas SA	99,544	3,000,777
Bollore SA	48,532	133,687
Bouygues SA	11,309	331,869
Bureau Veritas SA	14,731	280,001
Capgemini SE	32,239	2,727,247
Carrefour SA	31,777	503,440
Casino Guichard Perrachon SA(x)	3,170	122,235
Cie de Saint-Gobain	24,793	602,814
Cie Generale des Etablissements Michelin SCA	8,683	772,834
CNP Assurances	8,004	78,346
Covivio (REIT)	1,842	103,882
Credit Agricole SA	59,852	438,671
Danone SA	81,424	5,251,412
Dassault Aviation SA	131	107,803
Dassault Systemes SE	8,848	1,312,130
Edenred	12,209	510,987
Eiffage SA	4,043	286,334
Electricite de France SA	32,102	253,165
Engie SA	91,665	948,196
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	472,530
EssilorLuxottica SA (Turquoise Stock Exchange)	42,299	4,563,638
Eurazeo SE	2,154	97,464
Eutelsat Communications SA	9,982	104,521
Faurecia SE	3,637	108,862
Gecina SA (REIT)	2,312	306,708
Getlink SE	21,669	261,911
Hermes International	1,616	1,116,109
Icade (REIT)	1,620	128,405
Iliad SA(x)	759	103,161
Ingenico Group SA	3,120	331,602
Ipsen SA	2,060	106,930
JCDecaux SA(x)	36,197	656,395
Kering SA	7,152	3,731,877
Klepierre SA (REIT)	10,221	197,381
Legrand SA	24,675	1,585,607
L’Oreal SA	27,007	7,088,961
LVMH Moet Hennessy Louis Vuitton SE	29,491	10,946,926
Natixis SA(x)	52,998	172,319
Orange SA	99,870	1,238,210
Pernod Ricard SA	40,816	5,805,622
Peugeot SA	29,088	387,814
Publicis Groupe SA	11,501	329,964
Remy Cointreau SA(x)	1,297	142,115
Renault SA	9,620	186,823
Safran SA*	50,127	4,405,965
Sanofi	74,934	6,597,251
Sartorius Stedim Biotech	1,338	268,695
Schneider Electric SE	64,037	5,513,494
SCOR SE	8,196	180,587
SEB SA	1,220	152,242
Societe Generale SA	100,281	1,686,965
Sodexo SA(x)	24,728	1,675,636
Suez	18,565	189,153
Teleperformance	6,295	1,313,906
Thales SA	21,435	1,799,148
TOTAL SA	162,183	6,289,374
Ubisoft Entertainment SA*	19,176	1,414,156
Unibail-Rodamco- Westfield (REIT)(x)	6,992	395,931
Valeo SA	12,598	210,678
Veolia Environnement SA	26,570	568,409
Vinci SA	25,880	2,141,444
Vivendi SA	41,908	899,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Wendel SA	1,377	$110,157
Worldline SA(m)*	6,559	385,552

		106,577,705

Germany (6.6%)
adidas AG	9,122	2,098,497
Allianz SE (Registered)	36,844	6,351,226
Aroundtown SA	62,588	313,656
BASF SE	46,452	2,245,190
Bayer AG (Registered)	84,961	4,987,232
Bayerische Motoren Werke AG	16,991	892,029
Bayerische Motoren Werke AG (Preference)(q)	3,282	143,588
Beiersdorf AG	5,314	540,718
Brenntag AG	30,144	1,138,828
Carl Zeiss Meditec AG	2,186	212,395
Commerzbank AG	49,880	181,447
Continental AG	20,448	1,495,360
Covestro AG(m)	9,437	293,148
Daimler AG (Registered)	45,830	1,405,949
Delivery Hero SE(m)*	5,238	397,198
Deutsche Bank AG (Registered)	100,761	676,903
Deutsche Boerse AG	9,533	1,309,532
Deutsche Lufthansa AG (Registered)	12,188	116,376
Deutsche Post AG (Registered)	102,690	2,833,267
Deutsche Telekom AG (Registered)	168,568	2,231,932
Deutsche Wohnen SE	18,460	705,317
E.ON SE	116,045	1,220,390
Evonik Industries AG	9,693	206,965
Fraport AG Frankfurt Airport Services Worldwide	2,176	88,317
Fresenius Medical Care AG & Co. KGaA	10,843	723,267
Fresenius SE & Co. KGaA	21,136	794,264
FUCHS PETROLUB SE (Preference)(q)	3,674	130,546
GEA Group AG	49,580	1,020,924
Hannover Rueck SE	3,094	452,365
HeidelbergCement AG	7,630	332,780
Henkel AG & Co. KGaA	5,240	394,870
Henkel AG & Co. KGaA (Preference)(q)	9,011	734,840
HOCHTIEF AG	1,124	74,745
Infineon Technologies AG	175,711	2,631,912
KION Group AG	3,080	135,293
Knorr-Bremse AG	2,627	235,537
LANXESS AG	4,512	180,631
Merck KGaA	28,299	2,934,395
METRO AG	10,574	91,513
MTU Aero Engines AG	8,577	1,256,554
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	7,279	1,471,409
Porsche Automobil Holding SE (Preference)(q)	7,758	335,145
Puma SE	3,540	211,477
Rheinmetall AG	46,859	3,344,430
RWE AG	49,466	1,324,151
SAP SE	124,638	14,315,069
Sartorius AG (Preference)(q)	1,833	448,004
Siemens AG (Registered)	51,940	4,470,392
Siemens Healthineers AG(m)	7,689	305,087
Symrise AG	21,905	2,074,525
Telefonica Deutschland Holding AG	35,709	88,748
thyssenkrupp AG*	21,981	117,120
TUI AG	21,918	98,159
Uniper SE	10,934	274,411
United Internet AG (Registered)	5,260	157,787
Volkswagen AG	1,674	226,870
Volkswagen AG (Preference)(q)	9,312	1,109,471
Vonovia SE	58,999	2,908,135
Wirecard AG	5,894	676,989
Zalando SE(m)*	5,872	228,797

		78,396,072

Hong Kong (2.2%)
AIA Group Ltd.	1,346,052	12,109,490
ASM Pacific Technology Ltd.	14,607	136,288
Bank of East Asia Ltd. (The)(x)	69,027	148,098
CK Asset Holdings Ltd.	128,205	697,465
CK Infrastructure Holdings Ltd.	30,340	160,698
CLP Holdings Ltd.	82,564	758,899
Dairy Farm International Holdings Ltd.	19,300	88,829
Hang Lung Properties Ltd.	110,438	223,365
Hang Seng Bank Ltd.	38,074	648,732
Henderson Land Development Co. Ltd.	72,906	276,887
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	117,651
HKT Trust & HKT Ltd.	188,042	255,294
Hong Kong & China Gas Co. Ltd.	515,810	848,247
Hong Kong Exchanges & Clearing Ltd.	61,339	1,842,085
Hongkong Land Holdings Ltd.	61,500	223,860
Jardine Matheson Holdings Ltd.	11,100	547,785
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	10,400	226,720
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	1,000	22,135
Kerry Properties Ltd.	36,732	96,458
Link REIT (REIT)	105,999	895,408
Melco Resorts & Entertainment Ltd. (ADR)	70,843	878,453
MTR Corp. Ltd.	74,118	381,640
New World Development Co. Ltd.	302,238	323,746
NWS Holdings Ltd.	91,062	93,199
PCCW Ltd.	225,559	123,947
Power Assets Holdings Ltd.	70,996	422,960
Sino Land Co. Ltd.	165,239	209,046
Sun Hung Kai Properties Ltd.	80,278	1,054,043
Swire Pacific Ltd., Class A	25,331	162,280
Swire Properties Ltd.	57,600	161,605
Techtronic Industries Co. Ltd.	70,500	454,158
Vitasoy International Holdings Ltd.(x)	40,000	120,797
WH Group Ltd.(m)	475,500	441,568
Wharf Real Estate Investment Co. Ltd.(x)	60,330	247,204
Wheelock & Co. Ltd.	43,116	292,873
Yue Yuen Industrial Holdings Ltd.	35,199	53,606

		25,745,519

India (0.6%)
Adani Ports & Special Economic Zone Ltd.	107,468	351,252
HDFC Bank Ltd.	191,925	2,159,466
HDFC Bank Ltd. (ADR)	44,267	1,702,509
ICICI Bank Ltd. (ADR)	192,581	1,636,939
Infosys Ltd. (ADR)	111,654	916,679
ITC Ltd.	391,155	877,254

		7,644,099

Ireland (0.8%)
AerCap Holdings NV*	6,301	143,600
AIB Group plc*	42,473	47,628
Bank of Ireland Group plc	50,706	95,794
CRH plc	85,806	2,338,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares		Value (Note 1)
Flutter Entertainment plc	15,168		$1,369,831
ICON plc*	29,511		4,013,496
Kerry Group plc, Class A	8,034		921,042
Kingspan Group plc	7,782		416,676
Smurfit Kappa Group plc	11,591		326,838

			9,673,885

Israel (0.6%)
Azrieli Group Ltd.	2,018		116,704
Bank Hapoalim BM	56,645		340,527
Bank Leumi Le-Israel BM	78,728		435,298
Check Point Software Technologies Ltd.*	31,337		3,150,622
Elbit Systems Ltd.	1,207		157,300
Isracard Ltd.	—	#	1
Israel Chemicals Ltd.	29,531		93,823
Israel Discount Bank Ltd., Class A	63,233		187,285
Mizrahi Tefahot Bank Ltd.	7,555		141,138
Nice Ltd.*	3,189		461,695
Nice Ltd. (ADR)*	7,144		1,025,593
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177		477,529
Wix.com Ltd.*	2,391		241,060

			6,828,575

Italy (1.2%)
Assicurazioni Generali SpA	55,795		760,092
Atlantia SpA	25,818		323,623
Davide Campari-Milano SpA	29,631		213,136
Enel SpA	411,344		2,863,129
Eni SpA	127,819		1,292,305
Ferrari NV	6,170		958,980
FinecoBank Banca Fineco SpA	29,909		271,800
Intesa Sanpaolo SpA	749,801		1,223,867
Leonardo SpA	20,725		137,877
Mediobanca Banca di Credito Finanziario SpA	109,065		601,281
Moncler SpA	8,666		316,353
Pirelli & C SpA(m)(x)	22,778		81,538
Poste Italiane SpA(m)	27,351		231,687
Prysmian SpA	175,198		2,805,717
Recordati SpA	5,680		240,623
Snam SpA	104,531		482,790
Telecom Italia SpA (Aquis Stock Exchange)	300,162		118,821
Telecom Italia SpA (Turquoise Stock Exchange)*	430,735		176,149
Terna Rete Elettrica Nazionale SpA	70,174		444,694
UniCredit SpA	100,522		787,059

			14,331,521

Japan (16.0%)
ABC-Mart, Inc.	1,940		97,301
Acom Co. Ltd.(x)	17,200		69,938
Advantest Corp.	10,100		405,060
Aeon Co. Ltd.	33,352		741,293
AEON Financial Service Co. Ltd.	69,938		748,094
Aeon Mall Co. Ltd.	5,768		72,751
AGC, Inc.	9,050		222,427
Air Water, Inc.	8,800		121,088
Aisin Seiki Co. Ltd.	8,038		197,937
Ajinomoto Co., Inc.	21,768		405,595
Alfresa Holdings Corp.(x)	8,964		167,203
Alps Alpine Co. Ltd.(x)	10,300		99,807
Amada Holdings Co. Ltd.(x)	17,548		138,531
ANA Holdings, Inc.(x)	6,130		149,690
Aozora Bank Ltd.	5,291		100,882
Asahi Group Holdings Ltd.	18,087		587,265
Asahi Intecc Co. Ltd.	9,300		230,221
Asahi Kasei Corp.	62,578		442,289
Astellas Pharma, Inc.	94,850		1,468,294
Bandai Namco Holdings, Inc.	29,919		1,452,069
Bank of Kyoto Ltd. (The)(x)	2,616		83,246
Benesse Holdings, Inc.	4,374		111,399
Bridgestone Corp.	28,964		891,315
Brother Industries Ltd.	10,615		162,253
Calbee, Inc.	4,300		116,452
Canon, Inc.	51,330		1,121,069
Casio Computer Co. Ltd.(x)	10,527		147,673
Central Japan Railway Co.	7,200		1,154,181
Chiba Bank Ltd. (The)	27,572		120,618
Chubu Electric Power Co., Inc.	33,254		468,802
Chugai Pharmaceutical Co. Ltd.	39,847		4,612,344
Chugoku Electric Power Co., Inc. (The)(x)	13,862		194,090
Coca-Cola Bottlers Japan, Inc.	6,600		135,577
Concordia Financial Group Ltd.(x)	58,600		170,695
Credit Saison Co. Ltd.	8,716		101,215
CyberAgent, Inc.	4,800		186,270
Dai Nippon Printing Co. Ltd.	12,981		276,480
Daicel Corp.(x)	13,455		98,240
Daifuku Co. Ltd.	17,900		1,134,459
Dai-ichi Life Holdings, Inc.	54,500		652,224
Daiichi Sankyo Co. Ltd.	28,487		1,959,951
Daikin Industries Ltd.	12,523		1,527,130
Daito Trust Construction Co. Ltd.	3,738		348,645
Daiwa House Industry Co. Ltd.	28,558		707,292
Daiwa House REIT Investment Corp. (REIT)	90		219,884
Daiwa Securities Group, Inc.	79,876		309,826
Denso Corp.	81,012		2,616,863
Dentsu Group, Inc.	11,274		217,363
Disco Corp.	1,400		276,287
East Japan Railway Co.	15,525		1,176,402
Eisai Co. Ltd.	12,554		921,460
Electric Power Development Co. Ltd.	7,703		155,513
FamilyMart Co. Ltd.	12,416		222,309
FANUC Corp.	9,744		1,321,366
Fast Retailing Co. Ltd.(x)	2,916		1,191,523
Fuji Electric Co. Ltd.	5,457		123,450
FUJIFILM Holdings Corp.	18,668		937,024
Fujitsu Ltd.	9,874		891,021
Fukuoka Financial Group, Inc.(x)	8,996		119,113
GMO Payment Gateway, Inc.	2,200		154,368
Hakuhodo DY Holdings, Inc.	9,660		97,439
Hamamatsu Photonics KK	7,400		302,894
Hankyu Hanshin Holdings, Inc.	12,000		404,069
Hikari Tsushin, Inc.	1,100		184,553
Hino Motors Ltd.	15,530		83,469
Hirose Electric Co. Ltd.	1,567		162,528
Hisamitsu Pharmaceutical Co., Inc.	2,567		119,686
Hitachi Chemical Co. Ltd.	4,688		199,847
Hitachi Construction Machinery Co. Ltd.(x)	4,751		96,089
Hitachi High-Tech Corp.	3,418		253,706
Hitachi Ltd.	188,842		5,497,160
Hitachi Metals Ltd.	10,086		106,205
Honda Motor Co. Ltd.	82,304		1,850,994
Hoshizaki Corp.	2,700		202,903
Hoya Corp.	31,802		2,705,043
Hulic Co. Ltd.	14,400		146,210
Idemitsu Kosan Co. Ltd.(x)	10,295		236,019
IHI Corp.	8,183		95,453
Iida Group Holdings Co. Ltd.(x)	7,100		98,353
Inpex Corp.	50,400		283,302
Isetan Mitsukoshi Holdings Ltd.(x)	17,448		101,717
Isuzu Motors Ltd.	29,769		197,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.(x)	67,532	$1,401,160
Itochu Techno-Solutions Corp.	4,900	139,773
J Front Retailing Co. Ltd.	11,034	91,662
Japan Airlines Co. Ltd.	5,458	100,440
Japan Airport Terminal Co. Ltd.(x)	12,400	478,637
Japan Exchange Group, Inc.	24,800	438,206
Japan Post Bank Co. Ltd.(x)	18,800	173,703
Japan Post Holdings Co. Ltd.	79,000	618,932
Japan Post Insurance Co. Ltd.	11,900	147,621
Japan Prime Realty Investment Corp. (REIT)	43	129,141
Japan Real Estate Investment Corp. (REIT)	69	404,509
Japan Retail Fund Investment Corp. (REIT)	128	144,537
Japan Tobacco, Inc.	122,500	2,267,531
JFE Holdings, Inc.	24,876	161,909
JGC Holdings Corp.(x)	10,026	80,422
JSR Corp.	10,518	193,751
JTEKT Corp.(x)	9,182	62,349
JXTG Holdings, Inc.	151,938	520,787
Kajima Corp.	23,669	242,908
Kakaku.com, Inc.	7,000	128,462
Kamigumi Co. Ltd.	5,952	100,688
Kansai Electric Power Co., Inc. (The)(x)	34,923	389,554
Kansai Paint Co. Ltd.	14,652	279,386
Kao Corp.	42,767	3,501,723
Kawasaki Heavy Industries Ltd.(x)	7,584	109,955
KDDI Corp.	89,300	2,639,536
Keihan Holdings Co. Ltd.	4,800	213,676
Keikyu Corp.	10,032	169,013
Keio Corp.	5,569	329,716
Keisei Electric Railway Co. Ltd.	6,777	195,699
Keyence Corp.	9,132	2,947,038
Kikkoman Corp.(x)	39,223	1,670,122
Kintetsu Group Holdings Co. Ltd.	8,898	412,493
Kirin Holdings Co. Ltd.	41,591	823,762
Kobayashi Pharmaceutical Co. Ltd.	2,300	213,211
Koito Manufacturing Co. Ltd.	21,800	737,756
Komatsu Ltd.	88,972	1,463,954
Konami Holdings Corp.	4,988	152,922
Konica Minolta, Inc.	25,136	102,065
Kose Corp.	1,700	209,589
Kubota Corp.	51,408	657,582
Kuraray Co. Ltd.	17,492	176,778
Kurita Water Industries Ltd.	4,614	106,621
Kyocera Corp.	16,308	967,106
Kyowa Kirin Co. Ltd.	12,367	277,297
Kyushu Electric Power Co., Inc.	21,588	173,911
Kyushu Railway Co.(x)	8,500	244,428
Lawson, Inc.	2,380	130,905
LINE Corp.*	2,800	135,294
Lion Corp.	10,800	231,706
LIXIL Group Corp.	13,023	161,941
M3, Inc.(x)	22,000	650,137
Makita Corp.(x)	11,492	352,369
Marubeni Corp.	79,168	394,701
Marui Group Co. Ltd.(x)	9,686	162,592
Maruichi Steel Tube Ltd.(x)	3,516	84,690
Mazda Motor Corp.	28,235	149,381
McDonald’s Holdings Co. Japan Ltd.	3,080	139,098
Mebuki Financial Group, Inc.	43,851	89,415
Medipal Holdings Corp.	9,622	179,827
Meiji Holdings Co. Ltd.	5,632	401,257
Mercari, Inc.(x)*	3,900	75,669
Minebea Mitsumi, Inc.	18,600	277,343
MISUMI Group, Inc.(x)	14,300	311,837
Mitsubishi Chemical Holdings Corp.	62,359	371,021
Mitsubishi Corp.	67,984	1,442,938
Mitsubishi Electric Corp.	93,471	1,153,588
Mitsubishi Estate Co. Ltd.	60,211	887,622
Mitsubishi Gas Chemical Co., Inc.	8,955	97,272
Mitsubishi Heavy Industries Ltd.	16,225	410,361
Mitsubishi Materials Corp.	5,681	116,436
Mitsubishi Motors Corp.	35,821	101,434
Mitsubishi UFJ Financial Group, Inc.	622,116	2,320,892
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	99,335
Mitsui & Co. Ltd.	82,854	1,154,167
Mitsui Chemicals, Inc.	8,757	166,187
Mitsui Fudosan Co. Ltd.	44,027	761,493
Mitsui OSK Lines Ltd.	6,056	97,674
Mizuho Financial Group, Inc.	1,212,852	1,388,075
MonotaRO Co. Ltd.	6,900	183,343
MS&AD Insurance Group Holdings, Inc.	23,836	667,629
Murata Manufacturing Co. Ltd.	29,213	1,478,614
Nabtesco Corp.	6,400	147,628
Nagoya Railroad Co. Ltd.	9,200	258,391
NEC Corp.	12,174	444,185
Nexon Co. Ltd.	23,600	386,018
NGK Insulators Ltd.(x)	12,767	167,354
NGK Spark Plug Co. Ltd.	6,848	96,391
NH Foods Ltd.(x)	4,637	161,597
Nidec Corp.	50,784	2,634,230
Nikon Corp.	17,659	163,123
Nintendo Co. Ltd.	5,639	2,174,928
Nippon Building Fund, Inc. (REIT)	66	443,444
Nippon Express Co. Ltd.	4,142	202,830
Nippon Paint Holdings Co. Ltd.	7,600	400,645
Nippon Prologis REIT, Inc. (REIT)	90	226,737
Nippon Shinyaku Co. Ltd.	2,400	188,574
Nippon Steel Corp.	41,629	356,565
Nippon Telegraph & Telephone Corp.	64,516	1,530,979
Nippon Yusen KK	8,944	106,325
Nissan Chemical Corp.	6,700	244,015
Nissan Motor Co. Ltd.	114,347	377,500
Nisshin Seifun Group, Inc.	10,461	174,611
Nissin Foods Holdings Co. Ltd.	3,006	250,889
Nitori Holdings Co. Ltd.	4,050	547,440
Nitto Denko Corp.(x)	8,211	366,539
Nomura Holdings, Inc.	170,308	721,466
Nomura Real Estate Holdings, Inc.	6,775	109,893
Nomura Real Estate Master Fund, Inc. (REIT)(x)	205	258,697
Nomura Research Institute Ltd.	17,477	369,277
NSK Ltd.(x)	19,470	124,892
NTT Data Corp.	32,400	311,624
NTT DOCOMO, Inc.	67,200	2,112,443
Obayashi Corp.	34,766	297,814
Obic Co. Ltd.	11,000	1,437,002
Odakyu Electric Railway Co. Ltd.(x)	14,351	315,450
Oji Holdings Corp.	45,512	244,058
Olympus Corp.	58,908	850,186
Omron Corp.	9,644	501,714
Ono Pharmaceutical Co. Ltd.	18,075	416,061
Oracle Corp.	1,740	151,907
Oriental Land Co. Ltd.(x)	10,244	1,310,965
ORIX Corp.	67,510	811,832
Orix JREIT, Inc. (REIT)	120	157,577
Osaka Gas Co. Ltd.	18,673	352,484
Otsuka Corp.	5,634	241,049
Otsuka Holdings Co. Ltd.	19,700	771,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	21,800	$413,977
Panasonic Corp.	112,286	857,163
Park24 Co. Ltd.	6,300	92,236
PeptiDream, Inc.*	5,100	178,009
Persol Holdings Co. Ltd.	10,300	103,458
Pigeon Corp.	6,400	245,641
Pola Orbis Holdings, Inc.	4,800	88,661
Rakuten, Inc.	43,400	329,266
Recruit Holdings Co. Ltd.	68,600	1,771,376
Renesas Electronics Corp.*	40,800	146,487
Resona Holdings, Inc.	110,259	331,778
Ricoh Co. Ltd.(x)	32,780	240,704
Rinnai Corp.	1,584	112,282
Rohm Co. Ltd.	4,926	269,762
Ryohin Keikaku Co. Ltd.	13,000	145,913
Sankyo Co. Ltd.	2,798	81,550
Santen Pharmaceutical Co. Ltd.	19,455	335,093
SBI Holdings, Inc.	11,560	168,643
Secom Co. Ltd.	36,627	3,045,255
Sega Sammy Holdings, Inc.	7,675	93,450
Seibu Holdings, Inc.	9,100	100,209
Seiko Epson Corp.(x)	13,400	145,007
Sekisui Chemical Co. Ltd.	18,014	238,918
Sekisui House Ltd.	31,370	518,431
Seven & i Holdings Co. Ltd.	38,612	1,275,059
Seven Bank Ltd.	30,200	78,055
SG Holdings Co. Ltd.	5,300	126,437
Sharp Corp.(x)*	8,500	89,060
Shimadzu Corp.	11,340	298,502
Shimamura Co. Ltd.	1,246	75,256
Shimano, Inc.	13,736	1,967,343
Shimizu Corp.	29,010	226,900
Shin-Etsu Chemical Co. Ltd.	28,564	2,830,946
Shinsei Bank Ltd.	8,417	112,345
Shionogi & Co. Ltd.	13,807	679,388
Shiseido Co. Ltd.	35,122	2,074,721
Shizuoka Bank Ltd. (The)(x)	25,424	154,679
Showa Denko KK	7,500	155,067
SMC Corp.	2,848	1,215,732
Softbank Corp.(x)	85,400	1,087,055
SoftBank Group Corp.	89,444	3,132,061
Sohgo Security Services Co. Ltd.	3,600	175,390
Sompo Holdings, Inc.	16,927	523,594
Sony Corp.	116,864	6,946,770
Sony Financial Holdings, Inc.	8,300	140,292
Square Enix Holdings Co. Ltd.	4,800	214,511
Stanley Electric Co. Ltd.	7,284	143,526
Subaru Corp.(x)	30,880	592,885
SUMCO Corp.	13,700	176,182
Sumitomo Chemical Co. Ltd.	77,258	229,263
Sumitomo Corp.	59,228	679,158
Sumitomo Dainippon Pharma Co. Ltd.	8,392	108,888
Sumitomo Electric Industries Ltd.	38,260	402,449
Sumitomo Heavy Industries Ltd.	5,556	100,209
Sumitomo Metal Mining Co. Ltd.	12,091	247,973
Sumitomo Mitsui Financial Group, Inc.	65,952	1,602,456
Sumitomo Mitsui Trust Holdings, Inc.	16,533	477,622
Sumitomo Realty & Development Co. Ltd.	17,026	414,977
Sumitomo Rubber Industries Ltd.	9,636	90,942
Sundrug Co. Ltd.	4,200	134,797
Suntory Beverage & Food Ltd.	7,200	272,459
Suzuken Co. Ltd.	3,606	131,431
Suzuki Motor Corp.	19,036	455,491
Sysmex Corp.	8,300	600,106
T&D Holdings, Inc.	26,668	217,729
Taiheiyo Cement Corp.	5,600	95,776
Taisei Corp.	10,636	325,146
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	108,879
Taiyo Nippon Sanso Corp.	6,700	99,239
Takeda Pharmaceutical Co. Ltd.	75,777	2,318,973
TDK Corp.	6,671	516,211
Teijin Ltd.	9,150	155,017
Terumo Corp.	197,800	6,802,238
THK Co. Ltd.	5,608	114,499
Tobu Railway Co. Ltd.	10,098	352,958
Toho Co. Ltd.	5,746	175,677
Toho Gas Co. Ltd.	3,718	169,775
Tohoku Electric Power Co., Inc.	22,759	219,724
Tokio Marine Holdings, Inc.	59,515	2,729,508
Tokyo Century Corp.	2,200	68,806
Tokyo Electric Power Co. Holdings, Inc.*	78,358	273,806
Tokyo Electron Ltd.	8,036	1,511,084
Tokyo Gas Co. Ltd.	18,542	439,297
Tokyu Corp.	25,005	393,891
Tokyu Fudosan Holdings Corp.(x)	28,992	138,768
Toppan Printing Co. Ltd.	13,955	213,877
Toray Industries, Inc.	341,274	1,479,836
Toshiba Corp.	19,568	430,788
Tosoh Corp.	13,300	151,318
TOTO Ltd.	21,033	700,128
Toyo Seikan Group Holdings Ltd.	6,804	77,660
Toyo Suisan Kaisha Ltd.	4,556	220,581
Toyoda Gosei Co. Ltd.	3,542	60,732
Toyota Industries Corp.	7,618	365,549
Toyota Motor Corp.	115,550	6,956,314
Toyota Tsusho Corp.(x)	11,314	266,369
Trend Micro, Inc.	6,782	334,990
Tsuruha Holdings, Inc.	1,700	224,774
Unicharm Corp.	20,682	776,554
United Urban Investment Corp. (REIT)	153	151,810
USS Co. Ltd.	11,310	155,787
Welcia Holdings Co. Ltd.	2,500	176,014
West Japan Railway Co.	8,400	575,258
Yakult Honsha Co. Ltd.	6,407	379,428
Yamada Denki Co. Ltd.*	31,820	127,056
Yamaha Corp.	28,179	1,098,464
Yamaha Motor Co. Ltd.	15,032	181,575
Yamato Holdings Co. Ltd.	15,236	239,119
Yamazaki Baking Co. Ltd.	6,071	127,118
Yaskawa Electric Corp.	12,640	347,350
Yokogawa Electric Corp.	10,903	131,316
Yokohama Rubber Co. Ltd. (The)	5,400	66,999
Z Holdings Corp.	131,400	422,658
ZOZO, Inc.(x)	6,500	87,217

		190,861,536

Luxembourg (0.3%)
ArcelorMittal SA	33,584	318,275
Eurofins Scientific SE(x)	4,853	2,405,723
SES SA (FDR)	18,536	109,062
Tenaris SA(x)	22,523	137,776

		2,970,836

Macau (0.1%)
Galaxy Entertainment Group Ltd.	112,000	593,251
Sands China Ltd.	124,800	454,193
SJM Holdings Ltd.	95,000	79,678
Wynn Macau Ltd.	75,600	114,347

		1,241,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	$—

Mexico (0.2%)
Grupo Financiero Banorte SAB de CV, Class O	587,157	1,608,819
Wal-Mart de Mexico SAB de CV	152,474	359,227

		1,968,046

Netherlands (3.2%)
ABN AMRO Bank NV (CVA)(m)	22,608	185,581
Adyen NV(m)*	522	441,783
Aegon NV	87,773	222,653
Akzo Nobel NV	54,703	3,606,371
Altice Europe NV, Class A*	30,101	116,358
ASML Holding NV	37,746	10,031,398
EXOR NV	5,400	278,153
Heineken Holding NV	5,703	437,694
Heineken NV	40,091	3,355,540
ING Groep NV	196,466	1,029,101
Just Eat Takeaway(m)*	5,899	444,698
Koninklijke Ahold Delhaize NV	55,669	1,302,838
Koninklijke DSM NV	9,257	1,051,912
Koninklijke KPN NV	180,087	430,755
Koninklijke Philips NV	68,442	2,770,171
Koninklijke Vopak NV	3,559	185,575
NN Group NV	81,663	2,205,628
NXP Semiconductors NV	14,014	1,162,181
Randstad NV*	5,930	209,517
Royal Dutch Shell plc, Class A(x)	273,097	4,801,939
Royal Dutch Shell plc, Class B	188,847	3,166,381
Wolters Kluwer NV	13,738	976,769

		38,412,996

New Zealand (0.1%)
a2 Milk Co. Ltd.*	37,728	381,584
Auckland International Airport Ltd.	52,478	154,660
Fisher & Paykel Healthcare Corp. Ltd.	29,847	541,059
Fletcher Building Ltd.	39,810	82,664
Mercury NZ Ltd.	32,014	80,095
Meridian Energy Ltd.	63,728	150,768
Ryman Healthcare Ltd.	17,319	106,443
Spark New Zealand Ltd.	90,308	220,128

		1,717,401

Norway (0.6%)
Aker BP ASA	6,152	78,326
DNB ASA	218,504	2,450,570
Equinor ASA	50,686	638,477
Equinor ASA (ADR)(x)	121,165	1,475,790
Gjensidige Forsikring ASA(x)	10,865	185,917
Mowi ASA	20,619	314,283
Norsk Hydro ASA	596,122	1,295,193
Orkla ASA	40,290	344,779
Schibsted ASA, Class B	4,124	73,219
Telenor ASA	37,012	542,392
Yara International ASA	9,087	287,507

		7,686,453

Peru (0.1%)
Credicorp Ltd.	4,358	623,499

Portugal (0.1%)
EDP - Energias de Portugal SA	129,451	520,165
Galp Energia SGPS SA	25,148	287,122
Jeronimo Martins SGPS SA	13,008	235,283

		1,042,570

Russia (0.0%)
Evraz plc	27,437	78,298
Yandex NV, Class A*	5,376	183,053

		261,351

Singapore (1.0%)
Ascendas REIT (REIT)	156,328	311,512
CapitaLand Commercial Trust (REIT)	132,904	143,170
CapitaLand Ltd.	131,802	263,107
CapitaLand Mall Trust (REIT)	144,167	181,697
City Developments Ltd.	16,680	84,556
ComfortDelGro Corp. Ltd.	110,350	118,089
DBS Group Holdings Ltd.	451,260	5,900,301
Genting Singapore Ltd.	314,238	152,706
Jardine Cycle & Carriage Ltd.	5,976	82,769
Keppel Corp. Ltd.	74,585	277,748
Mapletree Commercial Trust (REIT)	108,700	140,072
Oversea-Chinese Banking Corp. Ltd.	168,352	1,024,116
SATS Ltd.	32,300	71,885
Sembcorp Industries Ltd.	51,812	56,247
Singapore Airlines Ltd.	24,082	97,341
Singapore Exchange Ltd.	41,502	267,227
Singapore Press Holdings Ltd.	86,923	111,972
Singapore Technologies Engineering Ltd.	76,819	168,756
Singapore Telecommunications Ltd.	427,619	764,668
Suntec REIT (REIT)	108,300	95,327
United Overseas Bank Ltd.	72,121	987,660
UOL Group Ltd.	19,174	88,280
Venture Corp. Ltd.	15,600	148,270
Wilmar International Ltd.	97,955	221,563

		11,759,039

South Africa (0.2%)
Anglo American plc	122,678	2,143,710

South Korea (0.5%)
NAVER Corp.	12,553	1,726,833
Samsung Electronics Co. Ltd.	108,399	4,212,830

		5,939,663

Spain (1.6%)
ACS Actividades de Construccion y Servicios SA(x)	13,411	261,998
Aena SME SA(m)	3,559	388,401
Amadeus IT Group SA	96,550	4,578,927
Banco Bilbao Vizcaya Argentaria SA	335,419	1,072,259
Banco de Sabadell SA(x)	306,309	157,386
Banco Santander SA	1,220,423	2,970,448
Bankia SA(x)	58,720	65,556
Bankinter SA	32,245	118,383
CaixaBank SA	185,864	346,647
Cellnex Telecom SA(m)	12,781	581,748
Enagas SA	12,401	246,690
Endesa SA	15,790	338,051
Ferrovial SA	24,434	586,733
Grifols SA	15,799	538,116
Iberdrola SA	311,335	3,074,123
Industria de Diseno Textil SA	54,857	1,424,185
Mapfre SA	49,937	85,416
Naturgy Energy Group SA(x)	14,863	263,116
Red Electrica Corp. SA	21,537	387,812
Repsol SA	71,630	653,641
Siemens Gamesa Renewable Energy SA	11,942	179,685
Telefonica SA	234,264	1,075,468

		19,394,789

Sweden (1.2%)
Alfa Laval AB	16,161	280,073
Assa Abloy AB, Class B	51,162	967,216
Atlas Copco AB, Class A	34,446	1,157,656
Atlas Copco AB, Class B	19,377	571,396
Boliden AB	13,233	241,248
Electrolux AB	11,287	140,554
Epiroc AB, Class A	33,614	333,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Epiroc AB, Class B	18,745	$185,901
Essity AB, Class B	30,789	949,450
Hennes & Mauritz AB, Class B(x)	41,228	530,479
Hexagon AB, Class B	13,221	563,923
Husqvarna AB, Class B	24,111	121,225
ICA Gruppen AB	4,300	181,281
Industrivarden AB, Class C	8,201	160,095
Investor AB, Class B	23,290	1,071,208
Kinnevik AB, Class B	12,062	200,449
L E Lundbergforetagen AB, Class B	3,641	149,284
Lundin Petroleum AB	9,056	173,413
Sandvik AB	56,879	807,755
Securitas AB, Class B	17,053	184,571
Skandinaviska Enskilda Banken AB, Class A	82,696	559,395
Skanska AB, Class B*	16,618	253,282
SKF AB, Class B(x)	19,671	270,631
Svenska Handelsbanken AB, Class A*	78,827	660,115
Swedbank AB, Class A(x)	45,086	503,463
Swedish Match AB	8,383	479,524
Tele2 AB, Class B	25,957	348,816
Telefonaktiebolaget LM Ericsson, Class B*	153,361	1,251,637
Telia Co. AB	142,417	512,290
Volvo AB, Class B	75,740	910,752

		14,720,311

Switzerland (8.9%)
ABB Ltd. (Registered)	93,000	1,635,177
Adecco Group AG (Registered)	7,963	314,186
Alcon, Inc.*	28,698	1,464,517
Baloise Holding AG (Registered)	2,388	313,443
Barry Callebaut AG (Registered)	128	257,372
Chocoladefabriken Lindt & Spruengli AG	56	473,118
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	437,412
Cie Financiere Richemont SA (Registered)	26,284	1,440,484
Clariant AG (Registered)	9,525	160,204
Coca-Cola HBC AG	92,395	1,985,851
Credit Suisse Group AG (Registered)*	264,990	2,188,125
Credit Suisse Group AG (ADR)*	144,070	1,165,526
Dufry AG (Registered)	1,802	55,859
EMS-Chemie Holding AG (Registered)(x)	436	274,427
Geberit AG (Registered)	1,866	823,161
Givaudan SA (Registered)	463	1,435,496
Glencore plc*	539,900	824,028
Julius Baer Group Ltd.(x)*	42,822	1,461,986
Kuehne + Nagel International AG (Registered)(x)	2,714	373,037
LafargeHolcim Ltd. (Registered)*	25,085	917,026
Lonza Group AG (Registered)*	14,496	6,031,077
Nestle SA (Registered)	260,836	26,883,903
Novartis AG (Registered)	149,389	12,346,260
Novartis AG (ADR)	33,534	2,764,878
Pargesa Holding SA	1,595	105,880
Partners Group Holding AG	1,824	1,261,625
Roche Holding AG	69,167	22,487,162
Schindler Holding AG	2,036	447,520
Schindler Holding AG (Registered)	1,075	227,424
SGS SA (Registered)(x)	310	719,088
Sika AG (Registered)	12,218	2,021,547
Sonova Holding AG (Registered)	2,795	504,599
STMicroelectronics NV	109,775	2,389,109
Straumann Holding AG (Registered)	501	373,380
Swatch Group AG (The)	1,454	290,602
Swatch Group AG (The) (Registered)	2,977	117,144
Swiss Life Holding AG (Registered)	1,724	586,970
Swiss Prime Site AG (Registered)	3,965	389,213
Swiss Re AG(x)	14,770	1,138,823
Swisscom AG (Registered)	1,303	702,457
Tecan Group AG (Registered)*	3,730	1,120,427
Temenos AG (Registered)(x)*	5,429	711,875
UBS Group AG (Registered)*	195,116	1,823,642
Vifor Pharma AG	2,334	322,942
Zurich Insurance Group AG	7,566	2,685,619

		106,453,601

Taiwan (1.2%)
ASE Technology Holding Co. Ltd. (ADR)	440,053	1,645,798
Delta Electronics, Inc.	170,000	677,509
Feng TAY Enterprise Co. Ltd.	487,000	2,094,031
Hon Hai Precision Industry Co. Ltd.	633,040	1,463,518
Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	2,731,360
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	125,354	5,990,668

		14,602,884

United Arab Emirates (0.1%)
Network International Holdings plc(m)*	269,191	1,321,103
NMC Health plc(r)	4,843	6,296

		1,327,399

United Kingdom (9.8%)
3i Group plc	50,472	493,949
Admiral Group plc	10,258	283,051
Ashtead Group plc	23,433	520,462
Associated British Foods plc	18,087	405,924
AstraZeneca plc	121,225	10,828,794
Auto Trader Group plc(m)	48,158	261,722
AVEVA Group plc	3,402	146,898
Aviva plc	199,403	661,998
BAE Systems plc	457,526	2,952,255
Barclays plc	1,853,177	2,153,230
Barratt Developments plc	51,229	279,202
Berkeley Group Holdings plc	6,049	270,397
BP plc	1,324,141	5,633,123
British American Tobacco plc	116,011	3,961,586
British Land Co. plc (The) (REIT)	44,534	185,278
BT Group plc	427,232	623,129
Bunzl plc	16,346	329,583
Burberry Group plc	62,895	1,028,970
Centrica plc	296,579	139,507
CK Hutchison Holdings Ltd.	137,705	923,492
CNH Industrial NV	53,551	306,398
Coca-Cola European Partners plc	11,873	445,594
Compass Group plc	140,494	2,195,164
Croda International plc	27,572	1,458,152
DCC plc	5,003	315,536
Diageo plc	396,876	12,711,412
Direct Line Insurance Group plc	66,098	241,856
easyJet plc	8,971	64,561
Experian plc	117,050	3,258,460
Fiat Chrysler Automobiles NV	54,546	393,069
G4S plc	73,700	84,120
GlaxoSmithKline plc	252,315	4,732,760
GVC Holdings plc	31,240	216,857
Halma plc	19,224	456,736
Hargreaves Lansdown plc	15,029	257,517
HSBC Holdings plc	1,271,176	7,158,730
Imperial Brands plc	47,285	876,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Informa plc	63,730	$353,447
InterContinental Hotels Group plc	8,586	367,615
Intertek Group plc	17,800	1,040,391
ITV plc	193,646	160,115
J Sainsbury plc	82,144	213,928
JD Sports Fashion plc	23,060	132,726
Johnson Matthey plc	9,731	216,254
Kingfisher plc	102,226	184,134
Land Securities Group plc (REIT)	35,206	242,560
Legal & General Group plc	302,292	723,189
Linde plc(x)	24,447	4,411,327
Lloyds Banking Group plc	3,542,492	1,396,962
London Stock Exchange Group plc	19,716	1,776,443
M&G plc*	134,952	187,918
Marks & Spencer Group plc	101,956	125,191
Meggitt plc	39,951	144,728
Melrose Industries plc	1,211,792	1,368,475
Micro Focus International plc	16,653	82,377
Mondi plc	24,624	420,014
National Grid plc	176,037	2,063,241
Next plc	6,973	351,236
Ocado Group plc*	24,693	372,867
Pearson plc	41,033	283,325
Persimmon plc	16,054	380,197
Prudential plc	131,009	1,672,334
Reckitt Benckiser Group plc	73,788	5,663,055
RELX plc (London Stock Exchange)	44,196	947,435
RELX plc (Turquoise Stock Exchange)	152,766	3,287,602
Rentokil Initial plc	94,033	451,321
Rolls-Royce Holdings plc*	350,732	1,476,020
Royal Bank of Scotland Group plc	247,406	345,097
RSA Insurance Group plc	54,426	282,908
Sage Group plc (The)	53,477	391,666
Schroders plc	6,494	199,464
Segro plc (REIT)	55,303	522,992
Severn Trent plc	11,832	333,715
Smith & Nephew plc	44,332	786,697
Smiths Group plc	19,160	290,067
Spirax-Sarco Engineering plc	3,670	370,735
SSE plc	51,583	832,503
St James’s Place plc	28,001	266,815
Standard Chartered plc	135,301	745,734
Standard Life Aberdeen plc	114,514	316,802
Taylor Wimpey plc	165,986	241,205
Tesco plc	491,389	1,391,497
Unilever NV	95,318	4,696,318
Unilever plc	66,617	3,363,062
United Utilities Group plc	34,823	388,859
Vodafone Group plc	1,353,828	1,891,175
Weir Group plc (The)	12,519	113,475
Whitbread plc	6,631	248,312
Wm Morrison Supermarkets plc	126,652	279,013
WPP plc	65,577	446,822

		116,497,304

United States (1.0%)
Accenture plc, Class A	13,317	2,174,133
Carnival Corp.(x)	49,083	646,423
Carnival plc	8,108	98,413
Core Laboratories NV(x)	36,697	379,447
CyberArk Software Ltd.*	2,020	172,831
Everest Re Group Ltd.	11,378	2,189,355
Ferguson plc	11,374	711,225
James Hardie Industries plc (CHDI)	22,277	259,827
LivaNova plc*	21,950	993,237
Mellanox Technologies Ltd.*	9,833	1,192,940
Mettler-Toledo International, Inc.*	1,369	945,308
QIAGEN NV*	42,788	1,736,437

		11,499,576

Total Common Stocks (76.8%) (Cost $821,197,072)		914,551,826

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares China Large-Cap ETF(x)	127,010	4,767,955
iShares Core MSCI EAFE ETF	374,900	18,703,761
iShares Core MSCI Emerging Markets ETF	19,400	785,118
iShares Latin America 40 ETF(x)	31,047	566,918
iShares MSCI Australia ETF(x)	92,515	1,437,683
iShares MSCI Austria ETF	120,137	1,574,996
iShares MSCI Belgium ETF	62,597	906,405
iShares MSCI France ETF(x)	93,067	2,181,491
iShares MSCI Germany ETF(x)	326,810	7,019,879
iShares MSCI Hong Kong ETF(x)	10,677	212,899
iShares MSCI Indonesia ETF(x)	10,700	157,611
iShares MSCI Ireland ETF(x)	35,300	1,109,479
iShares MSCI Israel ETF(x)	28,900	1,297,610
iShares MSCI Italy ETF(x)	294,924	6,125,571
iShares MSCI Japan ETF(x)	112,270	5,545,015
iShares MSCI Malaysia ETF	9,164	212,605
iShares MSCI Mexico ETF(x)	11,748	333,056
iShares MSCI Netherlands ETF(x)	9,993	259,718
iShares MSCI New Zealand ETF(x)	18,900	839,538
iShares MSCI Norway ETF(x)‡	54,300	852,917
iShares MSCI Poland ETF(x)	12,000	164,880
iShares MSCI Singapore ETF(x)	64,563	1,120,168
iShares MSCI Spain ETF(x)	122,421	2,487,595
iShares MSCI Sweden ETF	5,003	128,027
SPDR Portfolio Developed World ex-US ETF(x)	398,100	9,530,514
SPDR S&P Emerging Asia Pacific ETF(x)	18,279	1,552,253
Vanguard FTSE Developed Markets ETF(x)	190,900	6,364,606
Vanguard FTSE Emerging Markets ETF	173,000	5,804,150
Vanguard FTSE Europe ETF(x)	569,100	24,630,648
Vanguard FTSE Pacific ETF(x)	96,400	5,317,424

Total Exchange Traded Funds (9.4%) (Cost $126,894,665)		111,990,490

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,781,664	3,782,043

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.8%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $10,000,003, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $10,200,021.(xx)	$10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $11,000,006, collateralized by various U.S. Government Agency Securities, ranging from 1.005% - 5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $11,220,000.(xx)	$11,000,000	$11,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $5,800,024, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $5,916,001.(xx)	5,800,000	5,800,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $14,215,256, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $14,499,560.(xx)	14,215,252	14,215,252
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $5,000,272, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250% - 2.625%, maturing 8/31/20-2/15/49; total market value $5,419,017.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $11,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 5/15/23-2/15/50; total market value $11,220,000.(xx)	11,000,000	11,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $11,700,228, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/2/20-2/15/50; total market value $11,934,000.(xx)	11,700,000	11,700,000

Total Repurchase Agreements		68,715,252

Total Short-Term Investments (6.1%) (Cost $72,497,853)		72,497,295

Total Investments in Securities (92.3%) (Cost $1,020,589,590)		1,099,039,611
Other Assets Less Liabilities (7.7%)		91,219,443

Net Assets (100%)		$1,190,259,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	Number of shares is less than $0.50.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $7,781,422 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $82,784,173. This was collateralized by $17,225,862 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/7/20-11/15/49 and by cash of $68,715,252 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$142,604,105	12.0%
Health Care	142,039,521	11.9
Industrials	124,746,808	10.5
Consumer Staples	120,614,772	10.1
Exchange Traded Funds	111,990,490	9.4
Consumer Discretionary	103,069,222	8.7
Information Technology	97,382,684	8.2
Repurchase Agreements	68,715,252	5.8
Materials	68,317,251	5.7
Communication Services	40,291,986	3.4
Energy	29,651,121	2.5
Utilities	25,191,751	2.1
Real Estate	20,642,605	1.7
Investment Company	3,782,043	0.3
Cash and Other	91,219,443	7.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	97,732	2,879,652	—	(117,612)	26,922	(1,096,545)	1,692,417	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Norway ETF(x)	54,300	1,366,188	—	—	—	(513,271)	852,917	—	—

Total		4,245,840	—	(117,612)	26,922	(1,609,816)	2,545,334	—	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
EURO STOXX 50 Index	(5,314)	6/2020	EUR	(160,996,468)	(10,242,290)
FTSE 100 Index	(1,410)	6/2020	GBP	(98,697,950)	(4,634,992)
SPI 200 Index	(448)	6/2020	AUD	(35,196,514)	904,379
TOPIX Index	(798)	6/2020	JPY	(104,124,064)	(7,325,192)

					(21,298,095)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,908,089	USD	1,763,055	National Australia Bank Ltd.	6/19/2020	26,077
AUD	521,804	USD	314,624	Westpac Banking Corp.	6/19/2020	6,403
EUR	4,398,144	USD	4,863,991	CIBC World Markets, Inc.	6/19/2020	1,350
GBP	10,694,377	USD	12,987,969	Citibank NA	6/19/2020	313,697
JPY	382,843,694	USD	3,514,087	CIBC World Markets, Inc.	6/19/2020	58,398
USD	20,120,132	AUD	31,233,109	BNP Paribas	6/19/2020	904,711
USD	17,414,728	AUD	26,894,917	Citibank NA	6/19/2020	868,276
USD	81,948,400	EUR	72,358,723	BNP Paribas	6/19/2020	1,903,299
USD	48,375,625	EUR	43,428,048	Citibank NA	6/19/2020	334,389
USD	73,119,918	EUR	64,235,392	UBS AG	6/19/2020	2,061,056
USD	50,749,575	GBP	39,450,462	BNP Paribas	6/19/2020	1,681,089
USD	44,574,692	GBP	34,429,252	UBS AG	6/19/2020	1,751,588
USD	50,741,255	JPY	5,272,312,185	BNP Paribas	6/19/2020	1,542,964
USD	82,624,585	JPY	8,643,538,697	Citibank NA	6/19/2020	1,967,880

Total unrealized appreciation						13,421,177

EUR	1,587,974	USD	1,758,525	CIBC World Markets, Inc.	6/19/2020	(1,867)
EUR	12,607,128	USD	14,183,353	Citibank NA	6/19/2020	(237,020)
JPY	258,716,111	USD	2,436,392	CIBC World Markets, Inc.	6/19/2020	(22,197)
USD	13,540,138	AUD	22,043,589	Citibank NA	6/19/2020	(21,651)
USD	35,449,940	GBP	28,609,507	Citibank NA	6/19/2020	(134,566)

Total unrealized depreciation						(417,301)

Net unrealized appreciation						13,003,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Australia	$2,836,291	$39,382,301	$18,391		$42,236,983
Austria	—	3,880,934	—		3,880,934
Belgium	—	5,012,239	—		5,012,239
Brazil	1,422,285	—	—		1,422,285
Canada	12,245,006	—	—		12,245,006
Chile	868,333	185,575	—		1,053,908
China	5,028,953	18,249,288	—		23,278,241
Colombia	1,029,101	133,020	—		1,162,121
Czech Republic	—	739,830	—		739,830
Denmark	—	16,505,487	—		16,505,487
Finland	—	6,692,983	—		6,692,983
France	—	106,577,705	—		106,577,705
Germany	—	78,396,072	—		78,396,072
Hong Kong	1,876,818	23,868,701	—		25,745,519
India	4,256,127	3,387,972	—		7,644,099
Ireland	4,157,096	5,516,789	—		9,673,885
Israel	4,894,804	1,933,771	—		6,828,575
Italy	—	14,331,521	—		14,331,521
Japan	—	190,861,536	—		190,861,536
Luxembourg	—	2,970,836	—		2,970,836
Macau	—	1,241,469	—		1,241,469
Malta	—	—	—	(b)	— (b)
Mexico	1,968,046	—	—		1,968,046
Netherlands	1,162,181	37,250,815	—		38,412,996
New Zealand	—	1,717,401	—		1,717,401
Norway	1,475,790	6,210,663	—		7,686,453
Peru	623,499	—	—		623,499
Portugal	—	1,042,570	—		1,042,570
Russia	183,053	78,298	—		261,351
Singapore	—	11,759,039	—		11,759,039
South Africa	—	2,143,710	—		2,143,710
South Korea	—	5,939,663	—		5,939,663
Spain	—	19,394,789	—		19,394,789
Sweden	—	14,720,311	—		14,720,311
Switzerland	3,930,404	102,523,197	—		106,453,601
Taiwan	7,636,466	6,966,418	—		14,602,884
United Arab Emirates	—	1,321,103	6,296		1,327,399
United Kingdom	445,594	116,051,710	—		116,497,304
United States	8,693,674	2,805,902	—		11,499,576
Exchange Traded Funds	111,990,490	—	—		111,990,490
Forward Currency Contracts	—	13,421,177	—		13,421,177
Futures	904,379	—	—		904,379
Short-Term Investments
Investment Company	3,782,043	—	—		3,782,043
Repurchase Agreements	—	68,715,252	—		68,715,252

Total Assets	$181,410,433	$931,930,047	$24,687		$1,113,365,167

Liabilities:
Forward Currency Contracts	$—	$(417,301)	$—		$(417,301)
Futures	(22,202,474)	—	—		(22,202,474)

Total Liabilities	$(22,202,474)	$(417,301)	$—		$(22,619,775)

Total	$159,207,959	$931,512,746	$24,687		$1,090,745,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(a)	Securities with a market value of $24,687 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,129,257
Aggregate gross unrealized depreciation	(224,318,082)

Net unrealized appreciation	$36,811,175

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,053,934,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.2%)
Abacus Property Group (REIT)	47,219	$69,258
Adelaide Brighton Ltd.	50,571	64,011
Afterpay Ltd.*	24,279	274,638
AGL Energy Ltd.	89,772	961,376
ALS Ltd.	66,915	233,031
Altium Ltd.(x)	16,107	288,262
Alumina Ltd.(x)	317,929	283,410
AMP Ltd.*	454,811	370,916
Ansell Ltd.	18,268	311,335
AP Eagers Ltd.(x)	23,169	44,247
APA Group	160,980	1,028,117
Appen Ltd.(x)	13,729	170,639
ARB Corp. Ltd.(x)	10,139	88,407
Aristocrat Leisure Ltd.	86,927	1,124,751
ASX Ltd.	26,411	1,273,759
Atlas Arteria Ltd.	116,051	404,251
Aurizon Holdings Ltd.	271,526	703,408
AusNet Services	235,969	249,260
Austal Ltd.	44,117	78,288
Australia & New Zealand Banking Group Ltd.(x)	394,890	4,258,766
Avita Medical Ltd.(x)*	282,127	85,882
Bank of Queensland Ltd.(x)	58,592	184,077
Bapcor Ltd.	39,663	99,024
Beach Energy Ltd.	211,386	154,793
Bega Cheese Ltd.	28,830	80,924
Bendigo & Adelaide Bank Ltd.(x)	69,431	266,329
BHP Group Ltd.	401,580	7,300,691
BHP Group plc	348,210	5,385,745
Bingo Industries Ltd.(m)	57,343	68,567
Blackmores Ltd.(x)	1,793	80,143
BlueScope Steel Ltd.	71,265	388,681
Boral Ltd.	159,945	200,023
Brambles Ltd.	216,687	1,430,025
Bravura Solutions Ltd.	33,146	78,019
Breville Group Ltd.(x)	12,553	134,823
Brickworks Ltd.	10,727	86,885
BWP Trust (REIT)	66,226	135,703
Caltex Australia Ltd.	35,585	499,396
carsales.com Ltd.(x)	32,860	244,297
Challenger Ltd.	69,944	178,080
Charter Hall Group (REIT)	63,157	262,823
Charter Hall Long Wale REIT (REIT)	57,860	159,210
Charter Hall Retail REIT (REIT)	49,967	97,964
CIMIC Group Ltd.(x)	13,335	189,937
Cleanaway Waste Management Ltd.	274,316	291,537
Clinuvel Pharmaceuticals Ltd.(x)	6,224	74,677
Coca-Cola Amatil Ltd.	69,146	382,162
Cochlear Ltd.	7,604	873,583
Coles Group Ltd.	154,698	1,463,653
Collins Foods Ltd.	13,837	46,819
Commonwealth Bank of Australia	240,107	9,069,423
Computershare Ltd.	68,576	406,612
Cooper Energy Ltd.(x)*	215,683	56,044
Corporate Travel Management Ltd.(x)	11,431	63,009
Costa Group Holdings Ltd.(x)	55,478	93,291
Credit Corp. Group Ltd.	7,429	61,719
Cromwell Property Group (REIT)(x)	247,871	121,404
Crown Resorts Ltd.	48,872	226,654
CSL Ltd.	61,735	11,198,913
CSR Ltd.	70,560	136,680
Dexus (REIT)	147,838	843,883
Domain Holdings Australia Ltd.(x)	29,579	36,488
Domino’s Pizza Enterprises Ltd.(x)	8,563	267,248
Downer EDI Ltd.	83,039	151,132
Elders Ltd.(x)	20,349	95,504
EML Payments Ltd.*	37,004	53,795
Estia Health Ltd.(x)	28,813	24,462
Evolution Mining Ltd.	229,177	531,536
Flight Centre Travel Group Ltd.(r)	7,311	44,565
Fortescue Metals Group Ltd.	233,528	1,426,337
G8 Education Ltd.(x)	56,572	29,979
Gold Road Resources Ltd.*	111,775	94,358
Goodman Group (REIT)	218,665	1,670,467
GPT Group (The) (REIT)	262,861	599,055
GrainCorp Ltd., Class A*	30,077	56,891
Growthpoint Properties Australia Ltd. (REIT)	38,189	60,364
GUD Holdings Ltd.	11,708	68,589
GWA Group Ltd.(x)	36,203	59,444
Harvey Norman Holdings Ltd.(x)	91,178	164,479
Healius Ltd.	68,760	87,319
HUB24 Ltd.(x)	7,441	35,039
IDP Education Ltd.(r)	17,007	120,929
IGO Ltd.	63,076	168,551
Iluka Resources Ltd.	57,096	252,109
Incitec Pivot Ltd.	228,616	291,210
Ingenia Communities Group (REIT)	33,116	66,406
Inghams Group Ltd.(x)	47,507	95,568
Insurance Australia Group Ltd.	315,265	1,228,450
InvoCare Ltd.(x)	16,101	104,153
IOOF Holdings Ltd.(x)	42,602	95,181
IPH Ltd.(x)	28,147	126,662
IRESS Ltd.	23,184	151,988
JB Hi-Fi Ltd.(x)	15,426	271,602
Jumbo Interactive Ltd.(x)	5,787	33,257
Lendlease Group	79,607	500,736
Link Administration Holdings Ltd.	71,809	141,533
Lynas Corp. Ltd.(x)*	90,395	79,628
Macquarie Group Ltd.	43,178	2,350,737
Magellan Financial Group Ltd.	20,122	530,971
Mayne Pharma Group Ltd.(x)*	184,355	36,232
McMillan Shakespeare Ltd.	10,650	47,166
Medibank Pvt Ltd.	375,747	613,107
Metcash Ltd.(x)	124,056	240,023
Mineral Resources Ltd.(x)	21,669	184,850
Mirvac Group (REIT)	539,966	714,652
Monadelphous Group Ltd.(x)	12,410	77,862
Nanosonics Ltd.*	35,328	124,652
National Australia Bank Ltd.	393,348	4,158,206
National Storage REIT (REIT)	104,587	100,887
nearmap Ltd.(x)*	45,758	32,922
Netwealth Group Ltd.	12,262	50,567
New Hope Corp. Ltd.(x)	54,700	46,380
Newcrest Mining Ltd.	104,148	1,463,355
NEXTDC Ltd.(x)*	46,814	261,371
nib holdings Ltd.	62,058	195,668
Nine Entertainment Co. Holdings Ltd.	194,373	141,511
Northern Star Resources Ltd.(x)	98,843	632,921
NRW Holdings Ltd.(x)	51,456	41,330
Nufarm Ltd.(x)*	42,689	137,199
Oil Search Ltd.	180,308	274,285
oOh!media Ltd.	55,838	21,811
Orica Ltd.	54,374	510,106
Origin Energy Ltd.	239,826	642,452
Orocobre Ltd.(x)*	31,028	39,501
Orora Ltd.	164,636	250,368
OZ Minerals Ltd.	42,453	197,555
Pendal Group Ltd.	33,187	89,996
Perenti Global Ltd.	83,132	30,959
Perpetual Ltd.(x)	6,618	102,172
Pilbara Minerals Ltd.(x)*	206,225	21,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Investment Management Group Ltd.(x)	18,249	$31,437
Platinum Asset Management Ltd.(x)	39,393	80,122
PolyNovo Ltd.(x)*	89,216	90,762
Premier Investments Ltd.	13,534	106,139
Pro Medicus Ltd.(x)	5,702	69,071
Qantas Airways Ltd.	204,578	401,272
QBE Insurance Group Ltd.	186,229	1,017,498
Qube Holdings Ltd.(x)	218,783	297,122
Ramsay Health Care Ltd.	21,782	763,134
REA Group Ltd.(x)	6,664	313,765
Regis Resources Ltd.	67,137	150,104
Resolute Mining Ltd.(x)*	131,171	65,214
Rio Tinto Ltd.	50,648	2,680,981
Rio Tinto plc	184,143	8,452,669
Sandfire Resources Ltd.(x)	23,544	47,501
Santos Ltd.	240,365	521,034
Saracen Mineral Holdings Ltd.(x)*	143,784	323,862
Scentre Group (REIT)	726,428	719,237
SEEK Ltd.(x)	47,843	448,839
Service Stream Ltd.	47,464	54,565
Seven Group Holdings Ltd.(x)	18,166	129,646
Shopping Centres Australasia Property Group (REIT)	127,129	180,865
Silver Lake Resources Ltd.*	114,753	96,170
SmartGroup Corp. Ltd.	18,235	54,626
Sonic Healthcare Ltd.	62,128	930,441
South32 Ltd.	701,093	755,692
Southern Cross Media Group Ltd.(r)	83,886	8,514
Spark Infrastructure Group	229,486	273,649
St Barbara Ltd.(x)	93,248	121,952
Star Entertainment Grp Ltd. (The)	112,562	152,514
Steadfast Group Ltd.	117,436	183,792
Stockland (REIT)	332,150	532,128
Suncorp Group Ltd.(x)	171,697	959,641
Super Retail Group Ltd.(x)	19,371	54,620
Sydney Airport	307,183	1,074,804
Tabcorp Holdings Ltd.	274,249	435,048
Tassal Group Ltd.	28,582	61,181
Technology One Ltd.(x)	35,067	175,444
Telstra Corp. Ltd.	1,622,681	3,097,016
TPG Telecom Ltd.	46,537	201,545
Transurban Group	355,817	2,617,645
Treasury Wine Estates Ltd.	98,052	601,552
United Malt Grp Ltd.*	32,080	86,823
Vicinity Centres (REIT)	438,430	275,924
Virgin Australia Holdings Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	140,928	108,996
Viva Energy REIT (REIT)	93,027	133,418
Vocus Group Ltd.(x)*	85,237	133,731
Washington H Soul Pattinson & Co. Ltd.(x)	16,295	169,452
Webjet Ltd.(r)(x)	16,609	37,493
Wesfarmers Ltd.	154,698	3,331,272
Western Areas Ltd.	36,249	42,997
Westpac Banking Corp.	468,632	4,898,475
Whitehaven Coal Ltd.	119,455	145,246
WiseTech Global Ltd.(x)	19,915	207,668
Woodside Petroleum Ltd.	127,712	1,422,973
Woolworths Group Ltd.	179,186	3,915,210
Worley Ltd.(x)	43,709	171,290

		123,544,089

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	181,874	8,076,722

Chile (0.0%)
Antofagasta plc	57,957	552,918

Finland (0.3%)
Nokia OYJ	1,221,919	3,834,825

France (15.0%)
Air Liquide SA	102,247	13,105,715
Airbus SE	125,032	8,112,483
BNP Paribas SA	409,405	12,341,609
Danone SA	140,128	9,037,506
Engie SA(x)	401,893	4,157,238
EssilorLuxottica SA	64,366	6,944,445
Kering SA	16,130	8,416,552
L’Oreal SA	52,410	13,756,894
LVMH Moet Hennessy Louis Vuitton SE	57,422	21,314,788
Orange SA	427,892	5,305,099
Safran SA*	76,846	6,754,459
Sanofi	245,427	21,607,593
Schneider Electric SE	118,772	10,226,099
Societe Generale SA	302,964	5,096,575
TOTAL SA(x)	562,319	21,806,443
Unibail-Rodamco -Westfield (CHDI) (REIT)	41,466	108,263
Vinci SA	120,140	9,940,998
Vivendi SA	186,759	4,007,221

		182,039,980

Germany (11.0%)
adidas AG	39,810	9,158,206
Allianz SE (Registered)	90,160	15,541,921
BASF SE	198,501	9,594,259
Bayer AG (Registered)	212,322	12,463,354
Bayerische Motoren Werke AG	69,254	3,635,840
Daimler AG (Registered)	181,433	5,565,908
Deutsche Boerse AG	41,063	5,640,753
Deutsche Post AG (Registered)	212,370	5,859,392
Deutsche Telekom AG (Registered)	700,781	9,278,723
Fresenius SE & Co. KGaA	88,840	3,338,493
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	31,190	6,304,884
SAP SE	235,768	27,078,702
Siemens AG (Registered)	172,680	14,862,288
Volkswagen AG (Preference)(q)	39,565	4,713,943

		133,036,666

Ireland (0.9%)
CRH plc	306,289	8,335,016
Flutter Entertainment plc	12,833	1,157,406
Smurfit Kappa Group plc	39,807	1,126,014

		10,618,436

Italy (1.9%)
Enel SpA	1,678,900	11,685,856
Eni SpA	549,009	5,550,718
Intesa Sanpaolo SpA	3,527,259	5,757,388

		22,993,962

Japan (25.2%)
ABC-Mart, Inc.	3,700	185,573
Acom Co. Ltd.(x)	43,220	175,740
Adastria Co. Ltd.	4,221	47,440
ADEKA Corp.	11,400	142,726
Advantest Corp.	13,456	539,652
Aeon Co. Ltd.	63,070	1,401,816
Aeon Delight Co. Ltd.	2,300	70,472
AEON Financial Service Co. Ltd.	15,900	170,075
Aeon Mall Co. Ltd.(x)	9,610	121,210
AGC, Inc.	18,033	443,206
Ai Holdings Corp.	4,238	52,280
Aica Kogyo Co. Ltd.(x)	6,000	171,975
Aichi Bank Ltd. (The)	1,720	50,591
Aichi Steel Corp.	2,010	58,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Aiful Corp.(x)*	20,636	$46,180
Ain Holdings, Inc.	2,920	172,006
Air Water, Inc.	14,881	204,763
Aisan Industry Co. Ltd.	7,700	35,987
Aisin Seiki Co. Ltd.	16,614	409,121
Ajinomoto Co., Inc.	36,886	687,283
Alfresa Holdings Corp.(x)	21,104	393,647
Alpen Co. Ltd.	4,000	59,461
Alps Alpine Co. Ltd.(x)	16,017	155,205
Amada Holdings Co. Ltd.(x)	27,419	216,456
Amano Corp.	5,299	117,102
ANA Holdings, Inc.(x)	28,809	703,494
Anritsu Corp.(x)	11,754	218,184
Aoyama Trading Co. Ltd.	3,805	32,688
Aozora Bank Ltd.	10,221	194,881
Aplus Financial Co. Ltd.*	107,723	59,755
Arcs Co. Ltd.	2,392	43,171
Ariake Japan Co. Ltd.	1,887	118,586
As One Corp.	1,477	130,325
Asahi Group Holdings Ltd.	34,980	1,135,763
Asahi Intecc Co. Ltd.	14,042	347,609
Asahi Kasei Corp.	108,031	763,541
Asics Corp.	15,186	140,120
ASKUL Corp.	2,274	67,311
Astellas Pharma, Inc.	146,385	2,266,064
Avex, Inc.	256	2,018
Awa Bank Ltd. (The)	2,224	47,024
Azbil Corp.	12,540	325,786
Bandai Namco Holdings, Inc.	17,205	835,016
Bank of Kyoto Ltd. (The)(x)	7,170	228,163
Benefit One, Inc.(x)	4,737	61,761
Benesse Holdings, Inc.	5,297	134,907
Bic Camera, Inc.	10,045	81,306
BML, Inc.	3,258	87,361
Bridgestone Corp.	47,937	1,475,174
Brother Industries Ltd.	20,322	310,627
Calbee, Inc.	7,612	206,148
Canon Electronics, Inc.	2,833	41,816
Canon Marketing Japan, Inc.	5,165	102,042
Canon, Inc.	89,585	1,956,574
Capcom Co. Ltd.	8,057	252,315
Casio Computer Co. Ltd.(x)	17,200	241,282
Central Glass Co. Ltd.	3,878	67,535
Central Japan Railway Co.	13,836	2,217,951
Chiba Bank Ltd. (The)	61,187	267,671
Chiyoda Co. Ltd.	3,062	33,014
Chofu Seisakusho Co. Ltd.	3,200	75,503
Chubu Electric Power Co., Inc.	50,913	717,752
Chudenko Corp.	4,078	83,264
Chugai Pharmaceutical Co. Ltd.	17,350	2,008,286
Chugai Ro Co. Ltd.	1,930	26,223
Chugoku Bank Ltd. (The)(x)	14,402	128,416
Chugoku Electric Power Co., Inc. (The)(x)	27,820	389,524
Citizen Watch Co. Ltd.(x)	19,990	70,909
Cleanup Corp.(x)	10,500	52,049
Coca-Cola Bottlers Japan, Inc.(x)	14,253	292,784
cocokara fine, Inc.	2,255	117,295
COLOPL, Inc.(x)	7,961	58,179
Colowide Co. Ltd.(x)	5,764	87,167
Computer Engineering & Consulting Ltd.	2,317	29,349
COMSYS Holdings Corp.(x)	10,500	270,449
Concordia Financial Group Ltd.(x)	96,536	281,197
CONEXIO Corp.	7,492	93,415
Cosel Co. Ltd.	4,700	42,940
Cosmo Energy Holdings Co. Ltd.	226	3,176
Cosmos Pharmaceutical Corp.	723	172,945
Create Restaurants Holdings, Inc.	11,134	64,952
Create SD Holdings Co. Ltd.	2,762	69,658
Credit Saison Co. Ltd.(x)	13,432	155,979
CyberAgent, Inc.	9,864	382,785
Dai Nippon Printing Co. Ltd.	21,778	463,846
Daibiru Corp.	9,430	77,817
Daicel Corp.(x)	29,000	211,739
Daido Steel Co. Ltd.(x)	3,899	125,458
Daifuku Co. Ltd.	8,504	538,963
Daihen Corp.(x)	2,424	64,912
Daiho Corp.	2,932	61,430
Dai-ichi Life Holdings, Inc.	92,880	1,111,534
Daiichi Sankyo Co. Ltd.	47,622	3,276,470
Daiichikosho Co. Ltd.	3,822	101,887
Daikin Industries Ltd.	21,202	2,585,500
Daio Paper Corp.(x)	8,061	108,743
Daiseki Co. Ltd.	1,930	41,034
Daishi Hokuetsu Financial Group, Inc.	3,188	69,720
Daito Trust Construction Co. Ltd.	6,252	583,127
Daiwa House Industry Co. Ltd.	51,634	1,278,812
Daiwa Securities Group, Inc.	131,703	510,855
Daiwabo Holdings Co. Ltd.	1,745	83,790
DCM Holdings Co. Ltd.(x)	10,117	93,639
DeNA Co. Ltd.(x)	9,759	106,894
Denka Co. Ltd.(x)	9,600	202,038
Denso Corp.	36,640	1,183,551
Dentsu Group, Inc.	18,243	351,725
Descente Ltd.(x)*	4,643	54,484
DIC Corp.	8,900	196,767
Digital Arts, Inc.(x)	1,151	49,729
Digital Garage, Inc.	3,387	108,067
Dip Corp.	2,840	45,686
Disco Corp.	2,500	493,369
DMG Mori Co. Ltd.	11,229	93,561
Doutor Nichires Holdings Co. Ltd.	5,044	76,638
Dowa Holdings Co. Ltd.(x)	5,600	146,600
DTS Corp.	4,573	79,574
Duskin Co. Ltd.(x)	5,723	150,763
East Japan Railway Co.	29,290	2,219,440
Ebara Corp.	8,388	159,469
Eisai Co. Ltd.	19,920	1,462,122
Eizo Corp.	2,633	76,817
Elecom Co. Ltd.	2,008	69,929
Electric Power Development Co. Ltd.	14,178	286,233
en-japan, Inc.(x)	2,579	48,165
euglena Co. Ltd.(x)*	9,207	59,020
Exedy Corp.(x)	3,400	50,343
Ezaki Glico Co. Ltd.	6,500	272,694
FamilyMart Co. Ltd.	14,239	254,950
Fancl Corp.(x)	9,918	222,747
FANUC Corp.	15,813	2,144,372
Fast Retailing Co. Ltd.(x)	2,366	966,785
FCC Co. Ltd.(x)	3,752	54,813
FP Corp.(x)	2,018	133,788
Fudo Tetra Corp.	6,411	76,068
Fuji Co. Ltd.	3,400	56,636
Fuji Corp.	5,877	89,802
Fuji Electric Co. Ltd.	13,400	303,138
Fuji Kyuko Co. Ltd.	2,895	74,711
Fuji Media Holdings, Inc.	20,394	203,338
Fuji Oil Holdings, Inc.	7,100	169,994
Fuji Seal International, Inc.	4,611	81,681
Fuji Soft, Inc.	2,280	73,313
FUJIFILM Holdings Corp.	31,907	1,601,544
Fujikura Ltd.	23,215	67,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitec Co. Ltd.(x)	6,579	$84,783
Fujitsu General Ltd.(x)	6,319	114,165
Fujitsu Ltd.	16,043	1,447,706
Fukuoka Financial Group, Inc.(x)	16,400	217,148
Fukushima Galilei Co. Ltd.(x)	2,775	87,363
Fukuyama Transporting Co. Ltd.	2,335	83,576
Funai Soken Holdings, Inc.	3,831	76,133
Furukawa Electric Co. Ltd.	7,000	127,171
Futaba Industrial Co. Ltd.	9,500	40,159
Future Corp.	4,909	63,454
Fuyo General Lease Co. Ltd.(x)	2,579	130,740
Giken Ltd.	2,847	93,130
Glory Ltd.	5,791	133,448
GMO internet, Inc.	7,656	128,772
GMO Payment Gateway, Inc.	2,746	192,680
Goldwin, Inc.(x)	2,916	162,466
Gree, Inc.	16,216	62,615
GS Yuasa Corp.	7,901	106,128
Gunma Bank Ltd. (The)	54,000	163,979
H2O Retailing Corp.(x)	9,500	69,561
Hachijuni Bank Ltd. (The)(x)	43,000	155,787
Hakuhodo DY Holdings, Inc.	27,115	273,504
Hamamatsu Photonics KK	11,935	488,520
Hankyu Hanshin Holdings, Inc.	21,021	707,828
Hanwa Co. Ltd.	3,534	54,973
Haseko Corp.(x)	25,130	269,314
Hazama Ando Corp.(x)	16,538	105,468
Heiwa Corp.(x)	6,300	118,052
Heiwa Real Estate Co. Ltd.	4,329	112,151
Heiwado Co. Ltd.(x)	322	5,647
Hikari Tsushin, Inc.	1,831	307,197
Hino Motors Ltd.	22,963	123,419
Hirose Electric Co. Ltd.	2,789	289,273
Hiroshima Bank Ltd. (The)	36,500	152,366
HIS Co. Ltd.(x)	3,292	43,048
Hisamitsu Pharmaceutical Co., Inc.	5,579	260,120
Hitachi Capital Corp.	4,208	79,291
Hitachi Chemical Co. Ltd.	8,129	346,535
Hitachi Construction Machinery Co. Ltd.(x)	9,800	198,204
Hitachi High-Tech Corp.	6,170	457,978
Hitachi Ltd.	79,963	2,327,710
Hitachi Metals Ltd.	19,279	203,006
Hitachi Zosen Corp.	19,500	62,784
Hokkoku Bank Ltd. (The)	3,357	104,825
Hokuetsu Corp.	13,526	50,618
Hokuhoku Financial Group, Inc.	17,700	158,557
Hokuriku Electric Power Co.	21,919	153,860
Hokuto Corp.	2,587	45,126
Honda Motor Co. Ltd.	131,028	2,946,783
Horiba Ltd.	3,816	189,793
Hoshizaki Corp.	4,864	365,525
House Foods Group, Inc.	8,400	274,672
Hoya Corp.	33,232	2,826,678
Hulic Co. Ltd.	35,049	355,870
Hyakujushi Bank Ltd. (The)	2,900	52,697
Ibiden Co. Ltd.	13,900	304,498
Ichibanya Co. Ltd.	1,268	52,320
Ichigo, Inc.	16,636	38,393
Idemitsu Kosan Co. Ltd.(x)	18,720	429,167
IHI Corp.	14,804	172,686
Iida Group Holdings Co. Ltd.(x)	15,482	214,465
Inaba Denki Sangyo Co. Ltd.(x)	6,062	129,273
Infocom Corp.	4,226	96,494
Infomart Corp.	19,428	127,836
Information Services International-Dentsu Ltd.	2,801	101,746
Inpex Corp.	101,915	572,871
Internet Initiative Japan, Inc.	3,198	104,932
Iriso Electronics Co. Ltd.	1,764	52,079
Iseki & Co. Ltd.	4,100	43,275
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	208,366
Isuzu Motors Ltd.	58,167	385,019
Ito En Ltd.	6,409	339,511
ITOCHU Corp.(x)	114,641	2,378,581
Itochu Enex Co. Ltd.	10,596	82,904
Itochu Techno-Solutions Corp.	7,982	227,688
Iwatani Corp.(x)	5,397	180,869
Iyo Bank Ltd. (The)(x)	24,000	121,613
Izumi Co. Ltd.	3,455	95,269
J Front Retailing Co. Ltd.(x)	22,829	189,647
JAC Recruitment Co. Ltd.(x)	4,065	38,184
Jafco Co. Ltd.	3,143	81,927
Japan Airlines Co. Ltd.	28,372	522,111
Japan Airport Terminal Co. Ltd.(x)	5,238	202,186
Japan Aviation Electronics Industry Ltd.	6,944	83,458
Japan Cash Machine Co. Ltd.(x)	6,102	30,566
Japan Display, Inc.*	45,302	20,515
Japan Elevator Service Holdings Co. Ltd.(x)	3,710	85,249
Japan Exchange Group, Inc.	50,137	885,902
Japan Lifeline Co. Ltd.(x)	5,539	69,781
Japan Material Co. Ltd.	7,490	98,228
Japan Petroleum Exploration Co. Ltd.	3,195	52,444
Japan Post Bank Co. Ltd.(x)	46,500	429,637
Japan Post Holdings Co. Ltd.(x)	130,337	1,021,136
Japan Post Insurance Co. Ltd.	6,712	83,263
Japan Pulp & Paper Co. Ltd.	2,543	88,391
Japan Steel Works Ltd. (The)(x)	6,516	78,691
Japan Tobacco, Inc.	96,445	1,785,241
JCR Pharmaceuticals Co. Ltd.	1,272	110,821
JFE Holdings, Inc.	53,377	347,412
JGC Holdings Corp.(x)	18,595	149,156
JINS Holdings, Inc.	771	42,388
Joyful Honda Co. Ltd.	6,398	74,417
JSR Corp.	16,517	304,257
JTEKT Corp.(x)	17,798	120,855
Juroku Bank Ltd. (The)	3,200	55,888
Justsystems Corp.	2,992	136,127
JVCKenwood Corp.	19,300	34,805
JXTG Holdings, Inc.	250,349	858,103
Kadokawa Corp.	6,063	76,351
Kagome Co. Ltd.	8,701	226,341
Kajima Corp.	40,971	420,473
Kakaku.com, Inc.	13,130	240,957
Kaken Pharmaceutical Co. Ltd.	4,500	209,517
Kamigumi Co. Ltd.	13,000	219,917
Kanamoto Co. Ltd.	2,948	57,368
Kandenko Co. Ltd.	10,184	81,247
Kaneka Corp.(x)	6,200	148,494
Kanematsu Corp.(x)	8,108	83,273
Kansai Electric Power Co., Inc. (The)(x)	68,569	764,863
Kansai Mirai Financial Group, Inc.	10,139	36,445
Kansai Paint Co. Ltd.	18,311	349,157
Kao Corp.	39,846	3,262,554
Kappa Create Co. Ltd.(x)*	5,800	71,630
Katakura Industries Co. Ltd.	7,200	70,836
Katitas Co. Ltd.(x)	5,812	93,221
Kato Sangyo Co. Ltd.	2,563	81,375
Kawasaki Heavy Industries Ltd.(x)	17,700	256,620
KDDI Corp.	121,695	3,597,070
Keihan Holdings Co. Ltd.	8,105	360,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Keihin Corp.	4,191	$98,438
Keikyu Corp.	24,606	414,547
Keio Corp.	8,634	511,181
Keisei Electric Railway Co. Ltd.	13,333	385,016
Kewpie Corp.	13,000	260,632
Key Coffee, Inc.	4,000	85,323
Keyence Corp.	15,079	4,866,226
KH Neochem Co. Ltd.	3,353	47,051
Kikkoman Corp.(x)	12,176	518,456
Kinden Corp.	15,000	221,603
Kintetsu Department Store Co. Ltd.(x)	2,816	65,510
Kintetsu Group Holdings Co. Ltd.	15,762	730,693
Kirin Holdings Co. Ltd.	70,836	1,402,996
Kissei Pharmaceutical Co. Ltd.	3,476	89,515
Kitano Construction Corp.	2,956	69,528
Kiyo Bank Ltd. (The)	3,600	53,242
Kobayashi Pharmaceutical Co. Ltd.	5,412	501,695
Kobe Bussan Co. Ltd.(x)	5,456	215,280
Kobe Steel Ltd.(x)*	33,016	101,923
Koei Tecmo Holdings Co. Ltd.	4,242	109,439
Kohnan Shoji Co. Ltd.	4,104	83,171
Koito Manufacturing Co. Ltd.	11,311	382,787
Kokuyo Co. Ltd.	7,982	111,857
Komatsu Ltd.	75,376	1,240,244
Komeri Co. Ltd.	3,813	68,420
Komori Corp.	7,900	53,955
Konami Holdings Corp.	6,450	197,743
Konica Minolta, Inc.	43,791	177,814
Konoike Transport Co. Ltd.(x)	6,036	64,761
Kose Corp.	3,360	414,246
Kotobuki Spirits Co. Ltd.	1,950	87,626
K’s Holdings Corp.(x)	17,800	168,824
Kubota Corp.	88,289	1,129,342
Kumagai Gumi Co. Ltd.	3,271	75,600
Kumiai Chemical Industry Co. Ltd.(x)	9,350	71,847
Kura Sushi, Inc.	1,723	63,730
Kurabo Industries Ltd.(x)	3,910	93,729
Kuraray Co. Ltd.	28,183	284,824
Kurita Water Industries Ltd.	9,006	208,112
Kusuri no Aoki Holdings Co. Ltd.	1,785	149,385
KYB Corp.(x)*	1,923	36,762
Kyocera Corp.	23,413	1,388,450
KYORIN Holdings, Inc.	4,480	90,922
Kyoritsu Maintenance Co. Ltd.	2,670	58,182
Kyowa Exeo Corp.	9,800	218,425
Kyowa Kirin Co. Ltd.	18,509	415,014
Kyudenko Corp.	3,588	97,116
Kyushu Electric Power Co., Inc.	38,299	308,533
Kyushu Financial Group, Inc.(x)	34,349	131,376
Kyushu Railway Co.(x)	16,232	466,770
Lasertec Corp.	8,814	412,019
Lawson, Inc.	5,088	279,851
Leopalace21 Corp.(x)*	22,700	55,850
Life Corp.	32	885
LINE Corp.*	4,011	193,809
Link And Motivation, Inc.(x)	10,606	30,008
Lintec Corp.	4,900	103,270
Lion Corp.	21,636	464,185
LIXIL Group Corp.	28,932	359,770
M&A Capital Partners Co. Ltd.(x)*	2,464	58,448
M3, Inc.(x)	37,015	1,093,855
Mabuchi Motor Co. Ltd.	6,900	206,072
Maeda Corp.(x)	15,009	110,752
Maeda Road Construction Co. Ltd.(x)	5,963	111,187
Makino Milling Machine Co. Ltd.(x)	2,098	55,260
Makita Corp.(x)	22,583	692,443
Mandom Corp.	4,216	80,944
Mani, Inc.	7,470	183,125
Marubeni Corp.	170,610	850,596
Maruha Nichiro Corp.(x)	3,726	77,953
Marui Group Co. Ltd.(x)	15,023	252,181
Maruichi Steel Tube Ltd.(x)	7,800	187,880
Marvelous, Inc.	7,616	37,639
Matsuda Sangyo Co. Ltd.	4,000	46,998
Matsui Securities Co. Ltd.(x)	8,604	63,174
Matsumotokiyoshi Holdings Co. Ltd.	7,600	278,543
Matsuya Co. Ltd.(x)	7,173	40,667
Max Co. Ltd.	6,000	92,432
Maxell Holdings Ltd.(x)	5,700	56,078
Mazda Motor Corp.	57,715	305,348
Mebuki Financial Group, Inc.	104,665	213,419
Medipal Holdings Corp.	17,687	330,554
Megmilk Snow Brand Co. Ltd.	4,021	91,513
Meidensha Corp.	4,400	65,993
Meiji Holdings Co. Ltd.	12,010	855,664
Meitec Corp.	2,601	103,511
Menicon Co. Ltd.	2,482	110,929
Milbon Co. Ltd.	2,308	116,605
Minebea Mitsumi, Inc.(x)	30,892	460,628
Miraca Holdings, Inc.	6,996	147,603
Mirait Holdings Corp.	5,285	65,909
Miroku Jyoho Service Co. Ltd.(x)	2,998	66,091
MISUMI Group, Inc.(x)	24,300	529,904
Mitsubishi Chemical Holdings Corp.	108,956	648,262
Mitsubishi Corp.	115,017	2,441,198
Mitsubishi Electric Corp.	166,410	2,053,777
Mitsubishi Estate Co. Ltd.	115,005	1,695,388
Mitsubishi Gas Chemical Co., Inc.	19,000	206,384
Mitsubishi Heavy Industries Ltd.	27,889	705,365
Mitsubishi Logisnext Co. Ltd.(x)	4,880	39,417
Mitsubishi Logistics Corp.(x)	9,000	181,550
Mitsubishi Materials Corp.	14,300	293,089
Mitsubishi Motors Corp.	75,000	212,378
Mitsubishi Pencil Co. Ltd.	3,972	52,327
Mitsubishi Research Institute, Inc.	3,100	94,358
Mitsubishi Shokuhin Co. Ltd.(x)	3,000	77,348
Mitsubishi UFJ Financial Group, Inc.	1,122,789	4,188,724
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	205,899
Mitsuboshi Belting Ltd.	4,120	46,558
Mitsui & Co. Ltd.	144,063	2,006,817
Mitsui Chemicals, Inc.	14,798	280,831
Mitsui E&S Holdings Co. Ltd.*	7,168	34,503
Mitsui Fudosan Co. Ltd.	80,952	1,400,150
Mitsui Mining & Smelting Co. Ltd.(x)	5,900	98,469
Mitsui OSK Lines Ltd.(x)	10,794	174,091
Mitsui-Soko Holdings Co. Ltd.	4,931	63,806
Miura Co. Ltd.	8,004	285,770
Mizuho Financial Group, Inc.	2,230,329	2,552,550
Mizuho Leasing Co. Ltd.	1,996	38,870
Mizuno Corp.	4,444	76,909
Mochida Pharmaceutical Co. Ltd.(x)	2,756	106,485
Modec, Inc.	1,335	16,129
MonotaRO Co. Ltd.	11,998	318,804
Morinaga & Co. Ltd.	4,247	173,992
Morinaga Milk Industry Co. Ltd.	3,908	150,930
Morita Holdings Corp.	3,388	52,216
MOS Food Services, Inc.(x)	2,959	68,705
MS&AD Insurance Group Holdings, Inc.	42,915	1,202,018
Murata Manufacturing Co. Ltd.	48,884	2,474,260
Musashi Seimitsu Industry Co. Ltd.	6,200	47,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nabtesco Corp.	11,042	$254,704
Nachi-Fujikoshi Corp.	2,183	58,919
Nagase & Co. Ltd.	11,432	135,420
Nagoya Railroad Co. Ltd.(x)	12,958	363,938
Nankai Electric Railway Co. Ltd.	9,800	223,548
Nanto Bank Ltd. (The)	2,146	44,301
NEC Corp.	20,187	736,551
NET One Systems Co. Ltd.	7,723	160,645
Nexon Co. Ltd.	51,544	843,090
NGK Insulators Ltd.(x)	22,442	294,176
NGK Spark Plug Co. Ltd.	17,024	239,626
NH Foods Ltd.(x)	6,942	241,925
NHK Spring Co. Ltd.	25,000	163,548
Nichias Corp.	5,487	102,787
Nichiha Corp.	3,077	58,370
Nichirei Corp.	9,587	271,654
Nidec Corp.	40,050	2,077,444
Nifco, Inc.	8,800	157,875
Nihon Kohden Corp.	7,968	300,021
Nihon M&A Center, Inc.	12,371	338,289
Nihon Parkerizing Co. Ltd.	12,170	127,014
Nihon Unisys Ltd.	5,369	143,672
Nihon Yamamura Glass Co. Ltd.	5,562	43,941
Nikkon Holdings Co. Ltd.	9,000	176,278
Nikon Corp.	26,926	248,726
Nintendo Co. Ltd.	10,204	3,935,620
Nippo Corp.	5,398	119,131
Nippon Chemi-Con Corp.(x)	3,503	38,487
Nippon Densetsu Kogyo Co. Ltd.(x)	4,340	85,214
Nippon Electric Glass Co. Ltd.	10,800	144,676
Nippon Express Co. Ltd.	6,057	296,606
Nippon Flour Mills Co. Ltd.	4,887	76,513
Nippon Gas Co. Ltd.	3,695	122,963
Nippon Kayaku Co. Ltd.(x)	15,000	138,049
Nippon Light Metal Holdings Co. Ltd.	52,529	82,110
Nippon Paint Holdings Co. Ltd.	13,450	709,036
Nippon Paper Industries Co. Ltd.(x)	9,600	136,883
Nippon Sharyo Ltd.*	3,791	96,442
Nippon Shinyaku Co. Ltd.	4,816	378,405
Nippon Shokubai Co. Ltd.(x)	4,000	183,364
Nippon Signal Co. Ltd.	8,900	86,871
Nippon Soda Co. Ltd.	3,039	75,830
Nippon Steel Corp.	73,651	630,842
Nippon Steel Trading Corp.	2,026	68,490
Nippon Suisan Kaisha Ltd.	32,900	145,588
Nippon Telegraph & Telephone Corp.	218,286	5,179,974
Nippon Television Holdings, Inc.	13,631	152,243
Nippon Yusen KK	16,174	192,274
Nipro Corp.	13,900	163,655
Nishimatsu Construction Co. Ltd.	4,358	83,569
Nishi-Nippon Financial Holdings, Inc.(x)	12,700	71,672
Nishi-Nippon Railroad Co. Ltd.(x)	5,600	138,751
Nissan Chemical Corp.	11,674	425,169
Nissan Motor Co. Ltd.	196,265	647,940
Nisshin Oillio Group Ltd. (The)	2,383	81,061
Nisshin Seifun Group, Inc.	23,385	390,333
Nisshinbo Holdings, Inc.	12,062	80,376
Nissin Electric Co. Ltd.	7,460	64,000
Nissin Foods Holdings Co. Ltd.	7,658	639,158
Nitori Holdings Co. Ltd.	7,096	959,169
Nitta Corp.(x)	1,728	33,797
Nitto Boseki Co. Ltd.(x)	2,757	121,762
Nitto Denko Corp.(x)	12,663	565,276
Nitto Kogyo Corp.	5,056	80,885
Noevir Holdings Co. Ltd.	1,781	91,041
NOF Corp.(x)	7,305	231,909
Nohmi Bosai Ltd.	4,847	89,908
Nojima Corp.	4,312	71,214
NOK Corp.	11,800	130,146
Nomura Holdings, Inc.	288,804	1,223,443
Nomura Real Estate Holdings, Inc.	10,820	175,504
Nomura Research Institute Ltd.	24,968	527,556
Noritake Co. Ltd.	1,990	63,387
Noritz Corp.	4,795	52,341
North Pacific Bank Ltd.	32,001	60,467
NS Solutions Corp.	3,420	83,373
NS United Kaiun Kaisha Ltd.(x)	2,870	36,863
NSD Co. Ltd.	5,948	79,334
NSK Ltd.(x)	41,441	265,827
NTT Data Corp.	50,791	488,509
NTT DOCOMO, Inc.	120,625	3,791,867
Obara Group, Inc.	1,415	30,372
Obayashi Corp.	56,756	486,186
OBIC Business Consultants Co. Ltd.(x)	2,700	109,680
Obic Co. Ltd.	5,661	739,533
Odakyu Electric Railway Co. Ltd.(x)	24,751	544,053
Oiles Corp.	4,560	57,778
Oita Bank Ltd. (The)	2,100	37,071
Oji Holdings Corp.	68,133	365,363
Okamura Corp.	7,341	58,827
Okasan Securities Group, Inc.(x)	21,921	69,427
Oki Electric Industry Co. Ltd.	8,423	79,048
Olympus Corp.	92,081	1,328,953
Omron Corp.	14,919	776,138
Ono Pharmaceutical Co. Ltd.	41,223	948,895
Onward Holdings Co. Ltd.	15,000	65,894
Open House Co. Ltd.	4,646	95,561
Optorun Co. Ltd.	2,507	59,594
Oracle Corp.	3,300	288,100
Orient Corp.(x)	65,426	73,207
Oriental Land Co. Ltd.(x)	16,912	2,164,295
ORIX Corp.	102,660	1,234,523
Osaka Gas Co. Ltd.	34,242	646,375
OSG Corp.	9,700	129,849
Otsuka Corp.	9,530	407,738
Otsuka Holdings Co. Ltd.	31,704	1,241,194
Outsourcing, Inc.	6,004	26,029
PALTAC Corp.(x)	2,773	138,458
Pan Pacific International Holdings Corp.	36,020	684,012
Panasonic Corp.	190,135	1,451,443
Paramount Bed Holdings Co. Ltd.	262	10,855
Park24 Co. Ltd.	10,900	159,582
Penta-Ocean Construction Co. Ltd.	29,322	154,333
PeptiDream, Inc.*	8,788	306,734
Persol Holdings Co. Ltd.	18,066	181,464
Pigeon Corp.	10,057	386,002
Pilot Corp.	4,200	139,691
Piolax, Inc.(x)	4,502	63,292
Plenus Co. Ltd.	1,943	33,222
Pola Orbis Holdings, Inc.	8,224	151,905
Rakuten, Inc.	74,120	562,331
Recruit Holdings Co. Ltd.	113,913	2,941,439
Relo Group, Inc.	8,730	183,231
Renesas Electronics Corp.*	88,006	315,974
Rengo Co. Ltd.	21,000	163,881
Resona Holdings, Inc.	180,121	541,998
Ricoh Co. Ltd.(x)	46,040	338,072
Riken Corp.(x)	1,600	40,669
Rinnai Corp.	3,700	262,274
Riso Kagaku Corp.(x)	2,813	42,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm Co. Ltd.	8,035	$440,019
Rohto Pharmaceutical Co. Ltd.	10,582	290,055
Round One Corp.	6,290	32,643
Royal Holdings Co. Ltd.(x)	1,912	31,147
RPA Holdings, Inc.(x)*	4,280	29,633
Ryobi Ltd.	3,494	42,890
Ryohin Keikaku Co. Ltd.	27,380	307,315
Saizeriya Co. Ltd.	3,745	71,054
Sakai Moving Service Co. Ltd.	1,540	81,906
Sakata Seed Corp.	2,341	70,775
San ju San Financial Group, Inc.	2,610	36,077
San-A Co. Ltd.(x)	1,826	76,274
Sangetsu Corp.	5,781	85,942
San-In Godo Bank Ltd. (The)	14,711	74,148
Sanken Electric Co. Ltd.(x)	4,473	86,907
Sankyo Co. Ltd.	4,836	140,949
Sankyu, Inc.	4,962	185,314
Sanrio Co. Ltd.(x)	5,173	68,740
Santen Pharmaceutical Co. Ltd.	30,999	533,928
Sanwa Holdings Corp.(x)	21,000	163,869
Sanyo Chemical Industries Ltd.	1,868	68,387
Sapporo Holdings Ltd.	6,302	116,267
Sato Holdings Corp.	1,598	31,405
Sawai Pharmaceutical Co. Ltd.	4,400	235,457
SBI Holdings, Inc.	22,295	325,251
SCREEN Holdings Co. Ltd.(x)	3,799	140,292
SCSK Corp.	4,098	182,713
Secom Co. Ltd.	16,875	1,403,027
Sega Sammy Holdings, Inc.	20,371	248,036
Seibu Holdings, Inc.	22,730	250,302
Seikagaku Corp.	8,061	84,227
Seiko Epson Corp.(x)	24,121	261,024
Seiko Holdings Corp.	4,175	67,351
Seino Holdings Co. Ltd.	16,000	173,845
Seiren Co. Ltd.	4,616	55,524
Sekisui Chemical Co. Ltd.	38,236	507,121
Sekisui House Ltd.	57,097	943,604
Sekisui Jushi Corp.(x)	4,928	90,805
Senko Group Holdings Co. Ltd.	12,089	93,948
Seven & i Holdings Co. Ltd.	64,120	2,117,393
Seven Bank Ltd.	64,776	167,421
SG Holdings Co. Ltd.	17,281	412,256
Sharp Corp.(x)*	17,930	187,865
Shibaura Mechatronics Corp.(x)	3,328	73,250
Shibuya Corp.	2,975	70,058
Shiga Bank Ltd. (The)(x)	3,885	92,430
Shikoku Chemicals Corp.(x)	5,024	46,173
Shikoku Electric Power Co., Inc.(x)	18,249	144,438
Shima Seiki Manufacturing Ltd.	2,819	37,260
Shimachu Co. Ltd.	3,082	76,082
Shimadzu Corp.(x)	19,886	523,457
Shimamura Co. Ltd.	2,500	150,995
Shimano, Inc.	6,228	892,007
Shimizu Corp.	57,596	450,483
Shimojima Co. Ltd.	5,300	59,630
Shin-Etsu Chemical Co. Ltd.	27,986	2,773,661
Shinko Electric Industries Co. Ltd.	11,339	108,454
Shinsei Bank Ltd.	15,507	206,978
Shionogi & Co. Ltd.	21,278	1,047,007
Ship Healthcare Holdings, Inc.(x)	2,626	107,668
Shiseido Co. Ltd.	33,067	1,953,328
Shizuoka Bank Ltd. (The)(x)	40,645	247,283
SHO-BOND Holdings Co. Ltd.	4,612	184,518
Shochiku Co. Ltd.(x)	1,166	130,880
Showa Corp.	3,928	82,290
Showa Denko KK	14,151	292,581
Siix Corp.	7,281	58,386
Sinfonia Technology Co. Ltd.	7,390	65,685
Sintokogio Ltd.(x)	7,500	52,358
Skylark Holdings Co. Ltd.(x)	20,442	303,495
SMC Corp.	5,221	2,228,699
SMK Corp.	1,620	34,584
SMS Co. Ltd.(x)	7,708	149,083
Softbank Corp.(x)	148,403	1,889,018
SoftBank Group Corp.	129,570	4,537,154
Sohgo Security Services Co. Ltd.	6,327	308,248
Sojitz Corp.	115,662	271,595
Sompo Holdings, Inc.	32,717	1,012,018
Sony Corp.	105,242	6,255,922
Sony Financial Holdings, Inc.	16,550	279,740
Sotetsu Holdings, Inc.	6,169	158,676
Square Enix Holdings Co. Ltd.	8,243	368,377
Stanley Electric Co. Ltd.	13,307	262,205
Starts Corp., Inc.	4,012	74,521
Subaru Corp.(x)	51,663	991,912
Sugi Holdings Co. Ltd.	3,272	175,262
SUMCO Corp.	21,300	273,918
Sumitomo Bakelite Co. Ltd.(x)	3,800	80,612
Sumitomo Chemical Co. Ltd.	130,222	386,434
Sumitomo Corp.	109,613	1,256,915
Sumitomo Dainippon Pharma Co. Ltd.	15,798	204,983
Sumitomo Electric Industries Ltd.	66,687	701,467
Sumitomo Forestry Co. Ltd.	17,200	220,508
Sumitomo Heavy Industries Ltd.	10,441	188,316
Sumitomo Metal Mining Co. Ltd.	24,941	511,513
Sumitomo Mitsui Construction Co. Ltd.(x)	15,803	69,757
Sumitomo Mitsui Financial Group, Inc.	113,517	2,758,158
Sumitomo Mitsui Trust Holdings, Inc.	31,024	896,253
Sumitomo Osaka Cement Co. Ltd.	4,400	132,046
Sumitomo Realty & Development Co. Ltd.	36,897	899,296
Sumitomo Rubber Industries Ltd.	16,520	155,911
Sundrug Co. Ltd.	6,166	197,895
Suntory Beverage & Food Ltd.	12,637	478,204
Sushiro Global Holdings Ltd.	7,824	115,164
Suzuken Co. Ltd.	8,676	316,222
Suzuki Motor Corp.	35,053	838,744
Sysmex Corp.	11,891	859,742
Systena Corp.	5,824	78,272
T Hasegawa Co. Ltd.	3,525	66,574
T&D Holdings, Inc.	52,917	432,037
Tadano Ltd.(x)	8,952	64,145
Taihei Dengyo Kaisha Ltd.(x)	4,300	92,006
Taiheiyo Cement Corp.	12,822	219,292
Taikisha Ltd.	2,538	74,059
Taisei Corp.	17,402	531,984
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	265,405
Taiyo Nippon Sanso Corp.	18,000	266,613
Taiyo Yuden Co. Ltd.(x)	10,000	264,389
Takamatsu Construction Group Co. Ltd.(x)	3,899	83,842
Takara Bio, Inc.	4,701	96,982
Takara Holdings, Inc.	18,000	134,851
Takara Standard Co. Ltd.(x)	5,000	76,812
Takasago Thermal Engineering Co. Ltd.(x)	5,947	92,082
Takashimaya Co. Ltd.	16,500	148,720
Takeda Pharmaceutical Co. Ltd.	138,458	4,237,174
Takeuchi Manufacturing Co. Ltd.	4,365	54,361
Takuma Co. Ltd.	7,574	84,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tamron Co. Ltd.	2,969	$49,732
TDK Corp.	8,620	667,027
TechnoPro Holdings, Inc.	3,425	159,059
Teijin Ltd.(x)	14,506	245,758
Terumo Corp.	47,091	1,619,435
T-Gaia Corp.	4,174	79,162
THK Co. Ltd.	12,731	259,931
TIS, Inc.	18,861	311,741
TKC Corp.	1,285	57,796
Toagosei Co. Ltd.	17,000	147,939
Tobishima Corp.	6,530	60,602
Tobu Railway Co. Ltd.(x)	17,551	613,464
TOC Co. Ltd.(x)	2,340	12,713
Toda Corp.(x)	32,000	186,297
Toei Co. Ltd.	540	67,840
Toho Bank Ltd. (The)	26,176	65,462
Toho Co. Ltd.	9,635	294,578
Toho Gas Co. Ltd.	8,185	373,752
Toho Holdings Co. Ltd.(x)	5,618	118,089
Tohoku Electric Power Co., Inc.	41,248	398,224
Tokai Carbon Co. Ltd.(x)	15,000	123,754
TOKAI Holdings Corp.	9,977	86,679
Tokai Rika Co. Ltd.	5,427	67,567
Token Corp.	853	63,198
Tokio Marine Holdings, Inc.	58,694	2,691,855
Tokuyama Corp.	7,400	143,052
Tokyo Broadcasting System Holdings, Inc.	11,930	166,213
Tokyo Century Corp.	4,800	150,122
Tokyo Dome Corp.(x)	10,261	68,759
Tokyo Electric Power Co. Holdings, Inc.*	150,762	526,807
Tokyo Electron Ltd.	11,097	2,086,672
Tokyo Gas Co. Ltd.	32,003	758,215
Tokyo Kiraboshi Financial Group, Inc.(x)	2,264	23,922
Tokyo Ohka Kogyo Co. Ltd.	2,294	87,927
Tokyo Seimitsu Co. Ltd.	3,298	93,793
Tokyo Tatemono Co. Ltd.	19,659	208,077
Tokyotokeiba Co. Ltd.	2,059	53,315
Tokyu Construction Co. Ltd.(x)	9,825	51,749
Tokyu Corp.	41,971	661,148
Tokyu Fudosan Holdings Corp.(x)	57,534	275,382
Tomy Co. Ltd.	9,500	67,022
Topcon Corp.	10,341	76,619
Toppan Forms Co. Ltd.	7,000	62,390
Toppan Printing Co. Ltd.	25,746	394,588
Topre Corp.	2,571	28,555
Toray Industries, Inc.	136,479	591,802
Toridoll Holdings Corp.(x)	2,530	27,101
Tosho Co. Ltd.	2,808	25,749
Tosoh Corp.	31,500	358,386
TOTO Ltd.(x)	12,927	430,302
Toyo Ink SC Holdings Co. Ltd.	2,400	45,421
Toyo Seikan Group Holdings Ltd.	12,145	138,621
Toyo Suisan Kaisha Ltd.	9,479	458,931
Toyo Tire Corp.	11,244	129,004
Toyoda Gosei Co. Ltd.	9,300	159,460
Toyota Boshoku Corp.(x)	5,878	69,982
Toyota Industries Corp.	14,787	709,553
Toyota Motor Corp.	185,685	11,178,565
Toyota Tsusho Corp.(x)	21,814	513,573
TPR Co. Ltd.(x)	4,102	43,712
Transcosmos, Inc.	4,218	74,716
Trend Micro, Inc.	8,078	399,005
Trusco Nakayama Corp.	3,910	84,800
TS Tech Co. Ltd.(x)	5,200	123,209
TSI Holdings Co. Ltd.	14,450	52,913
Tsubakimoto Chain Co.	2,593	59,027
Tsumura & Co.	5,969	152,257
Tsuruha Holdings, Inc.	3,954	522,797
TV Asahi Holdings Corp.(x)	4,061	61,400
Ube Industries Ltd.(x)	10,241	156,939
Ulvac, Inc.	4,000	95,643
Unicharm Corp.	32,077	1,204,406
Uniden Holdings Corp.(x)	4,364	73,629
United Arrows Ltd.	2,708	40,641
United Super Markets Holdings, Inc.	5,338	47,567
Unizo Holdings Co. Ltd.	2,718	151,071
Ushio, Inc.	11,665	111,581
USS Co. Ltd.	17,803	245,223
V Technology Co. Ltd.(x)	1,336	38,621
Valor Holdings Co. Ltd.(x)	4,443	79,210
Wacoal Holdings Corp.	5,909	128,606
Wacom Co. Ltd.	21,153	62,176
Wakita & Co. Ltd.	9,405	86,665
Welcia Holdings Co. Ltd.	4,874	343,157
West Japan Railway Co.	14,829	1,015,537
Xebio Holdings Co. Ltd.	5,148	42,563
Yakult Honsha Co. Ltd.	12,494	739,905
Yamada Denki Co. Ltd.*	49,936	199,392
Yamagata Bank Ltd. (The)	4,200	52,067
Yamaguchi Financial Group, Inc.	23,000	130,259
Yamaha Corp.	10,763	419,559
Yamaha Motor Co. Ltd.	23,424	282,943
Yamato Holdings Co. Ltd.	32,758	514,116
Yamazaki Baking Co. Ltd.	13,933	291,736
Yamazen Corp.(x)	9,283	78,084
Yaoko Co. Ltd.(x)	2,104	130,165
Yaskawa Electric Corp.	20,931	575,189
Yodogawa Steel Works Ltd.(x)	4,000	65,470
Yokogawa Electric Corp.	18,255	219,864
Yokohama Rubber Co. Ltd. (The)	14,820	183,876
Yoshinoya Holdings Co. Ltd.	6,683	127,960
Z Holdings Corp.	243,864	784,408
Zenkoku Hosho Co. Ltd.	5,062	158,973
Zenrin Co. Ltd.(x)	3,696	36,129
Zensho Holdings Co. Ltd.(x)	9,793	186,871
Zeon Corp.	22,000	165,454
Zeria Pharmaceutical Co. Ltd.(x)	4,602	89,063
ZOZO, Inc.(x)	12,216	163,913

		304,392,541

Jordan (0.0%)
Hikma Pharmaceuticals plc	23,520	592,916

Mexico (0.0%)
Fresnillo plc	30,878	255,049

Netherlands (5.5%)
ASML Holding NV	91,994	24,448,377
ING Groep NV	842,175	4,411,365
Just Eat Takeaway(m)*	18,169	1,367,604
Koninklijke Ahold Delhaize NV	237,888	5,567,364
Koninklijke Philips NV	193,802	7,844,083
Royal Dutch Shell plc, Class A	690,890	12,090,437
Royal Dutch Shell plc, Class B	627,693	10,524,474

		66,253,704

New Zealand (0.2%)
a2 Milk Co. Ltd.(x)*	99,093	1,025,359
Chorus Ltd.	28,980	119,554
Fisher & Paykel Healthcare Corp. Ltd.	19,346	343,476
Fletcher Building Ltd.(x)	47,743	97,232
SKYCITY Entertainment Group Ltd.	36,600	37,973
Spark New Zealand Ltd.	32,550	80,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xero Ltd.(x)*	14,545	$623,733

		2,328,284

Russia (0.1%)
Evraz plc	91,537	261,223
Polymetal International plc	56,630	960,080

		1,221,303

South Africa (0.3%)
Anglo American plc	206,540	3,609,138

Spain (3.4%)
Amadeus IT Group SA	93,206	4,420,336
Banco Bilbao Vizcaya Argentaria SA	1,441,065	4,606,760
Banco Santander SA	3,591,511	8,741,555
Iberdrola SA	1,275,221	12,591,535
Industria de Diseno Textil SA	240,196	6,235,912
Telefonica SA	1,006,658	4,621,404

		41,217,502

Switzerland (0.3%)
Coca-Cola HBC AG	32,536	699,298
Glencore plc*	1,814,017	2,768,662

		3,467,960

United Arab Emirates (0.0%)
NMC Health plc(r)	14,124	18,361

United Kingdom (22.7%)
3i Group plc	159,470	1,560,668
Admiral Group plc	34,441	950,338
Ashtead Group plc	75,246	1,671,261
Associated British Foods plc	58,213	1,306,467
AstraZeneca plc	219,808	19,635,023
Auto Trader Group plc(m)	152,140	826,827
AVEVA Group plc	10,633	459,132
Aviva plc	653,942	2,171,023
BAE Systems plc	536,048	3,458,930
Barclays plc	2,878,254	3,344,279
Barratt Developments plc	168,811	920,034
Berkeley Group Holdings plc	19,597	876,007
BP plc	3,335,949	14,191,699
British American Tobacco plc	382,230	13,052,529
British Land Co. plc (The) (REIT)	155,693	647,740
BT Group plc	1,462,603	2,133,244
Bunzl plc	56,315	1,135,474
Burberry Group plc	67,192	1,099,270
Centrica plc	973,884	458,104
Compass Group plc	265,349	4,145,975
Croda International plc	20,794	1,099,695
DCC plc	16,469	1,038,691
Diageo plc	386,101	12,366,303
DS Smith plc	213,347	725,900
easyJet plc	41,402	297,954
Experian plc	151,961	4,230,319
GlaxoSmithKline plc	820,774	15,395,544
Halma plc	63,437	1,507,175
Hargreaves Lansdown plc	50,951	873,030
HSBC Holdings plc	3,390,939	19,096,347
Imperial Brands plc	159,518	2,956,816
Informa plc	208,713	1,157,525
InterContinental Hotels Group plc	30,460	1,304,164
Intermediate Capital Group plc	46,531	515,455
International Consolidated Airlines Group SA	265,624	704,180
Intertek Group plc	27,019	1,579,232
ITV plc	623,866	515,840
J Sainsbury plc	271,979	708,316
Janus Henderson Group plc (CHDI)(x)	5,123	80,783
JD Sports Fashion plc	71,983	414,310
Johnson Matthey plc	31,803	706,763
Land Securities Group plc (REIT)	119,321	822,091
Legal & General Group plc	991,351	2,371,661
Linde plc(x)	119,301	21,527,209
Lloyds Banking Group plc	11,708,810	4,617,304
London Stock Exchange Group plc	52,451	4,725,920
M&G plc*	435,258	606,087
Meggitt plc	129,772	470,117
Melrose Industries plc	805,660	909,831
Mondi plc	81,135	1,383,927
National Grid plc	582,494	6,827,118
Next plc	21,355	1,075,669
Ocado Group plc*	75,764	1,144,046
Pearson plc	128,609	888,020
Pennon Group plc	70,262	952,215
Persimmon plc	53,070	1,256,825
Phoenix Group Holdings plc	88,077	683,267
Prudential plc	435,258	5,556,082
Reckitt Benckiser Group plc	105,314	8,082,602
RELX plc	314,760	6,747,549
Rentokil Initial plc	309,902	1,487,406
Rightmove plc	146,326	882,497
Rolls-Royce Holdings plc*	288,555	1,214,354
Royal Bank of Scotland Group plc	760,628	1,060,969
RSA Insurance Group plc	172,417	896,229
Sage Group plc (The)	181,997	1,332,948
Schroders plc	18,699	574,343
Segro plc (REIT)	182,531	1,726,168
Severn Trent plc	39,781	1,122,001
Smith & Nephew plc	146,553	2,600,668
Smiths Group plc	66,330	1,004,182
Spirax-Sarco Engineering plc	12,299	1,242,418
SSE plc	173,352	2,797,743
St James’s Place plc	87,613	834,845
Standard Chartered plc	440,816	2,429,631
Standard Life Aberdeen plc	388,126	1,073,747
Taylor Wimpey plc	545,080	792,091
Tesco plc	1,619,919	4,587,225
Unilever NV	296,464	14,606,783
Unilever plc	182,417	9,209,055
United Utilities Group plc	114,246	1,275,754
Virgin Money UK plc (CHDI)*	118,005	92,426
Vodafone Group plc	4,495,300	6,279,526
Whitbread plc	22,353	837,057
Wm Morrison Supermarkets plc	369,508	814,022
WPP plc	200,894	1,368,832

		274,108,826

United States (0.5%)
Amcor plc (CHDI)	140,167	1,137,023
Carnival plc	25,688	311,794
Ferguson plc	37,984	2,375,169
James Hardie Industries plc (CHDI)	60,495	705,581
News Corp. (CHDI), Class B(x)	9,252	84,615
Reliance Worldwide Corp. Ltd.(x)	107,805	171,102
ResMed, Inc. (CHDI)(x)	53,894	828,087
Sims Ltd.	21,698	81,080

		5,694,451

Total Common Stocks (98.2%) (Cost $1,314,067,682)		1,187,857,633

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,119,345)	244,860	1,735,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.1%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $10,000,006, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $10,200,000.(xx)	$10,000,000	$10,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $3,600,015, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $3,672,001.(xx)	3,600,000	3,600,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,194,631, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $1,218,524.(xx)	1,194,631	1,194,631
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $8,000,436, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $8,670,428.(xx)	8,000,000	8,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $15,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $15,300,000.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,000,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $8,600,139, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $9,554,911.(xx)	8,600,000	8,600,000

Total Repurchase Agreements		49,394,631

Total Short-Term Investments (4.1%) (Cost $49,394,631)		49,394,631

Total Investments in Securities (102.4%) (Cost $1,364,581,658)		1,238,987,768
Other Assets Less Liabilities (-2.4%)		(29,089,269)

Net Assets (100%)		$1,209,898,499

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,371,994 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $77,820,319. This was collateralized by $32,519,070 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/7/20-2/15/49 and by cash of $49,394,631 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$184,134,637	15.2%
Industrials	160,495,932	13.3
Consumer Staples	142,710,923	11.8
Consumer Discretionary	141,307,339	11.7
Health Care	130,001,215	10.8
Materials	118,370,387	9.8
Information Technology	101,516,578	8.4
Energy	70,571,775	5.8
Communication Services	70,415,872	5.8
Utilities	49,971,505	4.1
Repurchase Agreements	49,394,631	4.1
Real Estate	18,361,470	1.5
Closed End Fund	1,735,504	0.1
Cash and Other	(29,089,269)	(2.4)

		100.0%

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	142	6/2020	EUR	4,302,126	391,602
FTSE 100 Index	69	6/2020	GBP	4,829,900	305,058
SPI 200 Index	12	6/2020	AUD	942,764	6,115
TOPIX Index	15	6/2020	JPY	1,957,219	124,928

					827,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Fund	$—	$1,735,504	$—	$1,735,504
Common Stocks
Australia	10,905	123,321,683	211,501	123,544,089
Belgium	—	8,076,722	—	8,076,722
Chile	—	552,918	—	552,918
Finland	—	3,834,825	—	3,834,825
France	—	182,039,980	—	182,039,980
Germany	—	133,036,666	—	133,036,666
Ireland	—	10,618,436	—	10,618,436
Italy	—	22,993,962	—	22,993,962
Japan	—	304,392,541	—	304,392,541
Jordan	—	592,916	—	592,916
Mexico	—	255,049	—	255,049
Netherlands	—	66,253,704	—	66,253,704
New Zealand	—	2,328,284	—	2,328,284
Russia	—	1,221,303	—	1,221,303
South Africa	—	3,609,138	—	3,609,138
Spain	—	41,217,502	—	41,217,502
Switzerland	—	3,467,960	—	3,467,960
United Arab Emirates	—	—	18,361	18,361
United Kingdom	—	274,108,826	—	274,108,826
United States	—	5,694,451	—	5,694,451
Futures	827,703	—	—	827,703
Short-Term Investments
Repurchase Agreements	—	49,394,631	—	49,394,631

Total Assets	$838,608	$1,238,747,001	$229,862	$1,239,815,471

Total Liabilities	$—	$—	$—	$—

Total	$838,608	$1,238,747,001	$229,862	$1,239,815,471

(a)	Securities with a market value of $229,862 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,435,665
Aggregate gross unrealized depreciation	(399,472,222)

Net unrealized depreciation	$(138,036,557)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,377,852,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
Abacus Property Group (REIT)	15,309	$22,454
Adelaide Brighton Ltd.	16,506	20,893
Afterpay Ltd.*	8,960	101,353
AGL Energy Ltd.	33,487	358,615
ALS Ltd.	27,092	94,348
Altium Ltd.	5,568	99,649
Alumina Ltd.	108,299	96,541
AMP Ltd.*	3,048,029	2,485,788
Ansell Ltd.	7,597	129,473
APA Group	61,286	391,410
Appen Ltd.	4,980	61,897
ARB Corp. Ltd.	3,357	29,271
Aristocrat Leisure Ltd.	32,241	417,167
ASX Ltd.	11,264	543,244
Atlas Arteria Ltd.	41,216	143,571
Aurizon Holdings Ltd.	101,568	263,119
AusNet Services	90,716	95,825
Australia & New Zealand Banking Group Ltd.	168,412	1,816,271
Bank of Queensland Ltd.(x)	20,953	65,828
Bapcor Ltd.	12,735	31,795
Beach Energy Ltd.	90,220	66,066
Bega Cheese Ltd.	10,108	28,373
Bendigo & Adelaide Bank Ltd.(x)	22,932	87,964
BHP Group Ltd.	170,605	3,101,585
BHP Group plc	146,910	2,272,249
Bingo Industries Ltd.(m)	20,588	24,618
Blackmores Ltd.(x)	597	26,685
BlueScope Steel Ltd.	26,060	142,132
Boral Ltd.	57,887	72,392
Brambles Ltd.	450,321	2,971,891
Bravura Solutions Ltd.	12,127	28,545
Breville Group Ltd.	5,221	56,075
BWP Trust (REIT)	26,350	53,993
Caltex Australia Ltd.	13,528	189,851
carsales.com Ltd.	14,419	107,198
Challenger Ltd.	30,824	78,479
Charter Hall Group (REIT)	23,922	99,550
Charter Hall Long Wale REIT (REIT)	17,134	47,147
Charter Hall Retail REIT (REIT)	16,767	32,873
CIMIC Group Ltd.	4,702	66,973
Cleanaway Waste Management Ltd.	93,443	99,309
Coca-Cola Amatil Ltd.	25,354	140,129
Cochlear Ltd.	2,875	330,293
Coles Group Ltd.	65,981	624,270
Commonwealth Bank of Australia	102,006	3,853,014
Computershare Ltd.	24,817	147,149
Corporate Travel Management Ltd.(x)	3,875	21,360
Costa Group Holdings Ltd.	15,146	25,469
Credit Corp. Group Ltd.	2,888	23,993
Cromwell Property Group (REIT)	78,193	38,298
Crown Resorts Ltd.	19,246	89,257
CSL Ltd.	26,612	4,827,496
CSR Ltd.	28,276	54,773
Dexus (REIT)	55,020	314,063
Domain Holdings Australia Ltd.	15,333	18,915
Domino’s Pizza Enterprises Ltd.(x)	3,712	115,850
Downer EDI Ltd.	28,286	51,481
Estia Health Ltd.	7,359	6,248
Evolution Mining Ltd.	75,322	174,696
Flight Centre Travel Group Ltd.(r)	3,640	22,188
Fortescue Metals Group Ltd.	99,604	608,359
G8 Education Ltd.(x)	27,893	14,781
Goodman Group (REIT)	85,047	649,707
GPT Group (The) (REIT)	97,810	222,907
GrainCorp Ltd., Class A*	10,251	19,390
Growthpoint Properties Australia Ltd. (REIT)	12,613	19,937
GUD Holdings Ltd.	4,390	25,718
GWA Group Ltd.(x)	18,054	29,644
Harvey Norman Holdings Ltd.	29,571	53,344
Healius Ltd.	32,938	41,828
IDP Education Ltd.(r)	5,944	42,265
IGO Ltd.	24,767	66,182
Iluka Resources Ltd.	22,492	99,314
Incitec Pivot Ltd.	80,263	102,239
Inghams Group Ltd.(x)	11,559	23,253
Insurance Australia Group Ltd.	135,388	527,548
InvoCare Ltd.(x)	6,750	43,664
IOOF Holdings Ltd.(x)	16,411	36,665
IPH Ltd.	8,971	40,370
IRESS Ltd.	7,655	50,184
JB Hi-Fi Ltd.	5,712	100,570
Lendlease Group	29,408	184,979
Link Administration Holdings Ltd.	24,953	49,181
Lynas Corp. Ltd.*	28,724	25,303
Macquarie Group Ltd.	18,416	1,002,621
Magellan Financial Group Ltd.	7,391	195,031
Mayne Pharma Group Ltd.(x)*	66,947	13,157
McMillan Shakespeare Ltd.	2,381	10,545
Medibank Pvt Ltd.	140,926	229,949
Metcash Ltd.	45,279	87,606
Mineral Resources Ltd.	9,297	79,309
Mirvac Group (REIT)	203,276	269,038
Monadelphous Group Ltd.	4,750	29,802
Nanosonics Ltd.*	15,681	55,329
National Australia Bank Ltd.	167,755	1,773,391
National Storage REIT (REIT)	38,604	37,238
New Hope Corp. Ltd.	15,379	13,040
Newcrest Mining Ltd.	44,725	628,419
NEXTDC Ltd.*	16,297	90,989
nib holdings Ltd.	21,604	68,117
Nine Entertainment Co. Holdings Ltd.	98,743	71,889
Northern Star Resources Ltd.	42,447	271,801
NRW Holdings Ltd.	17,572	14,114
Nufarm Ltd.(x)*	16,854	54,167
Oil Search Ltd.	64,735	98,475
Orica Ltd.	325,572	3,054,329
Origin Energy Ltd.	89,039	238,520
Orora Ltd.	55,746	84,775
OZ Minerals Ltd.	18,845	87,695
Pendal Group Ltd.	11,799	31,996
Perpetual Ltd.	2,833	43,737
Pilbara Minerals Ltd.(x)*	69,408	7,164
Platinum Asset Management Ltd.	15,920	32,380
Premier Investments Ltd.	5,965	46,780
Pro Medicus Ltd.	2,640	31,979
Qantas Airways Ltd.	74,370	145,874
QBE Insurance Group Ltd.	69,258	378,404
Qube Holdings Ltd.(x)	76,009	103,225
Ramsay Health Care Ltd.	7,959	278,844
REA Group Ltd.	2,619	123,312
Regis Resources Ltd.	25,353	56,684
Resolute Mining Ltd.(x)*	45,809	22,775
Rio Tinto Ltd.	21,602	1,143,472
Rio Tinto plc	77,683	3,565,863
Sandfire Resources Ltd.(x)	5,890	11,883
Santos Ltd.	89,919	194,915
Saracen Mineral Holdings Ltd.(x)*	53,729	121,020
Scentre Group (REIT)	274,010	271,298
SEEK Ltd.(x)	18,487	173,436
Seven Group Holdings Ltd.(x)	6,490	46,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Shopping Centres Australasia Property Group (REIT)	46,044	$65,506
SmartGroup Corp. Ltd.	4,569	13,687
Sonic Healthcare Ltd.	26,680	399,565
South32 Ltd.	254,546	274,369
Southern Cross Media Group Ltd.(r)	37,539	3,810
Spark Infrastructure Group	92,555	110,367
St Barbara Ltd.	32,243	42,168
Star Entertainment Grp Ltd. (The)	38,212	51,775
Steadfast Group Ltd.	38,427	60,140
Stockland (REIT)	123,920	198,529
Suncorp Group Ltd.	62,857	351,317
Super Retail Group Ltd.(x)	5,904	16,647
Sydney Airport	116,485	407,570
Tabcorp Holdings Ltd.	99,707	158,168
Technology One Ltd.(x)	11,605	58,061
Telstra Corp. Ltd.	692,041	1,320,815
TPG Telecom Ltd.	22,358	96,829
Transurban Group	151,762	1,116,470
Treasury Wine Estates Ltd.	36,052	221,180
United Malt Grp Ltd.*	10,251	27,744
Vicinity Centres (REIT)	158,875	99,987
Virgin Australia Holdings Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	50,797	39,287
Viva Energy REIT (REIT)	20,655	29,623
Vocus Group Ltd.*	29,370	46,080
Washington H Soul Pattinson & Co. Ltd.(x)	5,554	57,756
Webjet Ltd.(r)(x)	6,119	13,813
Wesfarmers Ltd.	65,981	1,420,837
Western Areas Ltd.	12,682	15,043
Westpac Banking Corp.	199,862	2,089,100
Whitehaven Coal Ltd.	43,181	52,504
WiseTech Global Ltd.(x)	7,843	81,785
Woodside Petroleum Ltd.	54,845	611,085
Woolworths Group Ltd.	76,419	1,669,753
Worley Ltd.(x)	15,722	61,613

		57,552,421

Belgium (0.4%)
Anheuser-Busch InBev SA/NV	71,982	3,196,601

Canada (0.5%)
Cenovus Energy, Inc.	816,809	1,648,360
Open Text Corp.	63,600	2,223,944

		3,872,304

Chile (0.0%)
Antofagasta plc	21,789	207,870

China (0.5%)
Alibaba Group Holding Ltd. (ADR)*	1,700	330,616
Baidu, Inc. (ADR)*	21,925	2,209,821
Trip.com Group Ltd. (ADR)*	64,700	1,517,215

		4,057,652

Finland (0.5%)
Nokia OYJ	481,799	1,512,060
UPM-Kymmene OYJ	90,900	2,505,427

		4,017,487

France (11.4%)
Accor SA	165,700	4,532,570
Air Liquide SA	40,382	5,176,044
Airbus SE	49,101	3,185,832
AXA SA‡	175,541	3,039,830
BNP Paribas SA	352,396	10,623,059
Bureau Veritas SA	98,687	1,875,805
Danone SA	55,434	3,575,196
Engie SA	158,707	1,641,688
EssilorLuxottica SA	39,427	4,253,778
Kering SA	6,377	3,327,486
L’Oreal SA	20,764	5,450,260
LVMH Moet Hennessy Louis Vuitton SE	22,867	8,488,127
Orange SA	169,971	2,107,338
Publicis Groupe SA	146,854	4,213,247
Safran SA*	30,917	2,717,482
Sanofi	97,559	8,589,174
Schneider Electric SE	47,213	4,064,972
Societe Generale SA	72,448	1,218,748
TOTAL SA(x)	224,209	8,694,710
Unibail-Rodamco-Westfield (CHDI) (REIT)	17,085	44,607
Valeo SA	192,500	3,219,207
Vinci SA	47,628	3,940,984
Vivendi SA	76,658	1,644,823

		95,624,967

Germany (11.1%)
adidas AG	15,753	3,623,944
Allianz SE (Registered)	71,605	12,343,382
BASF SE	78,745	3,806,026
Bayer AG (Registered)	183,717	10,784,233
Bayerische Motoren Werke AG	184,027	9,661,430
Continental AG	100,055	7,317,011
Daimler AG (Registered)	346,494	10,629,564
Deutsche Boerse AG	16,169	2,221,108
Deutsche Post AG (Registered)	84,432	2,329,520
Deutsche Telekom AG (Registered)	278,497	3,687,452
Fresenius SE & Co. KGaA	34,971	1,314,165
Henkel AG & Co. KGaA	11,500	866,603
Henkel AG & Co. KGaA (Preference)(q)	12,400	1,011,210
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,421	2,510,836
SAP SE	93,719	10,763,924
Siemens AG (Registered)	68,402	5,887,249
thyssenkrupp AG*	429,500	2,288,475
Volkswagen AG (Preference)(q)	15,475	1,843,758

		92,889,890

India (0.2%)
Axis Bank Ltd.	334,700	1,651,231

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	4,364,300	1,248,144

Ireland (1.1%)
CRH plc	118,978	3,237,940
Flutter Entertainment plc(x)	4,967	447,973
Ryanair Holdings plc (ADR)*	99,200	5,266,528
Smurfit Kappa Group plc	14,939	422,577

		9,375,018

Italy (2.0%)
Enel SpA	667,601	4,646,786
Eni SpA	217,833	2,202,386
Intesa Sanpaolo SpA	5,835,382	9,524,835

		16,374,007

Japan (15.6%)
77 Bank Ltd. (The)	200	2,588
A&A Material Corp.	200	2,148
A&D Co. Ltd.	1,200	7,112
ABC-Mart, Inc.	800	40,124
Achilles Corp.	1,000	16,230
Acom Co. Ltd.(x)	14,000	56,927
Adastria Co. Ltd.	760	8,542
ADEKA Corp.	3,100	38,811
Advan Co. Ltd.(x)	1,400	14,123
Advanex, Inc.	200	2,585
Advantest Corp.	5,300	212,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Co. Ltd.	26,399	$586,753
Aeon Delight Co. Ltd.	1,400	42,896
Aeon Fantasy Co. Ltd.(x)	400	5,383
AEON Financial Service Co. Ltd.	4,900	52,413
Aeon Hokkaido Corp.	900	6,152
Aeon Mall Co. Ltd.	3,160	39,857
AGC, Inc.	6,200	152,381
AGORA Hospitality Group Co. Ltd.*	5,000	1,027
Ai Holdings Corp.	2,100	25,906
Aica Kogyo Co. Ltd.(x)	2,100	60,191
Aichi Bank Ltd. (The)	400	11,765
Aichi Corp.	2,100	13,324
Aichi Steel Corp.	600	17,486
Aichi Tokei Denki Co. Ltd.	100	3,788
Aida Engineering Ltd.	3,300	21,123
Aiful Corp.(x)*	6,800	15,217
Aigan Co. Ltd.*	900	1,759
Ain Holdings, Inc.	1,000	58,906
Aiphone Co. Ltd.	800	10,684
Air Water, Inc.	6,000	82,560
Airport Facilities Co. Ltd.	1,200	4,451
Airtech Japan Ltd.	300	2,672
Aisan Industry Co. Ltd.	1,500	7,010
Aisin Seiki Co. Ltd.	5,348	131,695
Ajinomoto Co., Inc.	15,400	286,942
Akebono Brake Industry Co. Ltd.*	5,700	8,063
Akita Bank Ltd. (The)	800	11,499
Alconix Corp.(x)	800	7,989
Alfresa Holdings Corp.	8,000	149,222
Alleanza Holdings Co. Ltd.	111	732
Alpen Co. Ltd.	700	10,406
Alpha Corp.	300	2,536
Alpha Systems, Inc.	360	9,620
Alps Alpine Co. Ltd.	6,032	58,450
Altech Co. Ltd.	500	841
Altech Corp.	1,100	14,820
Amada Holdings Co. Ltd.	8,500	67,102
Amano Corp.	1,800	39,778
Amuse, Inc.	600	12,633
ANA Holdings, Inc.(x)	11,700	285,705
Anest Iwata Corp.	2,000	18,459
Anritsu Corp.(x)	5,000	92,812
AOI TYO Holdings, Inc.	500	1,975
AOKI Holdings, Inc.	2,200	14,796
Aomori Bank Ltd. (The)(x)	900	21,810
Aoyama Trading Co. Ltd.	1,600	13,745
Aozora Bank Ltd.	3,800	72,454
Arakawa Chemical Industries Ltd.(x)	1,000	11,138
Araya Industrial Co. Ltd.	200	1,943
Arcland Sakamoto Co. Ltd.(x)	1,400	12,647
Arcs Co. Ltd.	1,500	27,072
Argo Graphics, Inc.	800	26,244
Ariake Japan Co. Ltd.	600	37,706
Arisawa Manufacturing Co. Ltd.	2,000	14,850
Arrk Corp.*	4,200	2,840
As One Corp.	400	35,295
Asahi Co. Ltd.	500	5,203
Asahi Diamond Industrial Co. Ltd.(x)	4,000	17,160
Asahi Group Holdings Ltd.	14,800	480,540
Asahi Intecc Co. Ltd.	5,800	143,579
Asahi Kasei Corp.	46,200	326,532
Asahi Kogyosha Co. Ltd.	200	5,902
Asahi Net, Inc.	1,000	6,622
ASAHI YUKIZAI Corp.(x)	800	10,337
Asanuma Corp.	400	13,969
Ashimori Industry Co. Ltd.	300	2,436
Asics Corp.	5,500	50,748
ASKA Pharmaceutical Co. Ltd.	1,000	10,171
ASKUL Corp.	900	26,640
Astellas Pharma, Inc.	55,300	856,053
Atsugi Co. Ltd.	1,100	6,352
Autobacs Seven Co. Ltd.(x)	100	1,154
Avantia Co. Ltd.	1,000	5,447
Avex, Inc.	2,300	18,127
Awa Bank Ltd. (The)	2,000	42,288
Axell Corp.	400	2,343
Axial Retailing, Inc.(x)	700	25,835
Azbil Corp.	4,600	119,507
Azuma Shipping Co. Ltd.	600	1,396
Bandai Namco Holdings, Inc.	7,300	354,293
Bando Chemical Industries Ltd.	2,000	11,641
Bank of Iwate Ltd. (The)	800	19,841
Bank of Kyoto Ltd. (The)(x)	2,400	76,373
Bank of Nagoya Ltd. (The)	1,099	26,625
Bank of Okinawa Ltd. (The)	1,080	31,765
Bank of Saga Ltd. (The)	700	7,438
Bank of the Ryukyus Ltd.	2,500	24,570
Belc Co. Ltd.	600	31,902
Belluna Co. Ltd.(x)	3,000	13,364
Benesse Holdings, Inc.	2,400	61,124
Bic Camera, Inc.	3,000	24,282
BML, Inc.	1,400	37,540
Bookoff Group Holdings Ltd.	700	5,207
BP Castrol KK	500	5,296
Bridgestone Corp.(x)	18,100	556,995
Brother Industries Ltd.	8,200	125,339
Bunka Shutter Co. Ltd.	3,000	21,845
CAC Holdings Corp.	700	6,336
Calbee, Inc.	3,500	94,787
Can Do Co. Ltd.	1,000	15,597
Canare Electric Co. Ltd.	100	1,481
Canon Electronics, Inc.	1,100	16,236
Canon Marketing Japan, Inc.	2,300	45,440
Canon, Inc.	33,800	738,206
Capcom Co. Ltd.	3,200	100,212
Carlit Holdings Co. Ltd.	1,000	4,312
Casio Computer Co. Ltd.	5,700	79,960
Cawachi Ltd.	800	17,528
Central Glass Co. Ltd.	1,100	19,156
Central Japan Railway Co.	5,200	833,575
Central Security Patrols Co. Ltd.	500	18,028
Central Sports Co. Ltd.	400	8,488
Chiba Bank Ltd. (The)	25,000	109,366
Chiba Kogyo Bank Ltd. (The)	2,300	5,382
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,593
Chino Corp.	400	4,540
Chiyoda Co. Ltd.	1,600	17,251
Chiyoda Integre Co. Ltd.	400	5,941
Chofu Seisakusho Co. Ltd.	1,200	28,314
Chori Co. Ltd.(x)	800	11,377
Chubu Electric Power Co., Inc.	21,600	304,508
Chubu Shiryo Co. Ltd.	1,200	16,055
Chudenko Corp.	700	14,292
Chuetsu Pulp & Paper Co. Ltd.	400	5,124
Chugai Pharmaceutical Co. Ltd.	6,500	752,384
Chugai Ro Co. Ltd.	400	5,435
Chugoku Bank Ltd. (The)(x)	4,800	42,799
Chugoku Electric Power Co., Inc. (The)(x)	8,100	113,413
Chugoku Marine Paints Ltd.	3,000	24,437
Chukyo Bank Ltd. (The)	500	10,045
Chuo Spring Co. Ltd.	100	2,399
CI Takiron Corp.	3,000	16,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Citizen Watch Co. Ltd.(x)	2,700	$9,577
CKD Corp.	1,400	19,149
Cleanup Corp.	1,200	5,948
CMIC Holdings Co. Ltd.	400	5,322
CMK Corp.	2,400	9,875
Coca-Cola Bottlers Japan, Inc.	4,873	100,101
cocokara fine, Inc.	600	31,209
COLOPL, Inc.(x)	1,700	12,424
Colowide Co. Ltd.(x)	2,100	31,757
Computer Engineering & Consulting Ltd.	1,600	20,267
Computer Institute of Japan Ltd.	1,200	8,300
COMSYS Holdings Corp.(x)	3,814	98,237
Concordia Financial Group Ltd.(x)	42,446	123,640
CONEXIO Corp.	1,000	12,469
Core Corp.	400	4,389
Corona Corp.	500	4,451
Cosel Co. Ltd.	1,800	16,445
Cosmo Energy Holdings Co. Ltd.	1,500	21,079
Cosmos Pharmaceutical Corp.	300	71,762
Create Medic Co. Ltd.	300	3,110
Create SD Holdings Co. Ltd.	1,500	37,830
Credit Saison Co. Ltd.	4,700	54,579
Cresco Ltd.	600	7,895
CTI Engineering Co. Ltd.	700	10,835
CyberAgent, Inc.	4,600	178,509
Cybernet Systems Co. Ltd.	1,000	5,171
Cybozu, Inc.	2,000	35,030
Dai Nippon Printing Co. Ltd.	9,100	193,819
Dai Nippon Toryo Co. Ltd.	1,400	10,304
Daibiru Corp.	3,600	29,707
Daicel Corp.(x)	8,200	59,871
Dai-Dan Co. Ltd.(x)	500	13,555
Daido Kogyo Co. Ltd.	400	2,574
Daido Metal Co. Ltd.(x)	1,000	4,965
Daido Steel Co. Ltd.(x)	1,200	38,612
Daidoh Ltd.	1,600	2,979
Daifuku Co. Ltd.	3,600	228,159
Daihen Corp.(x)	1,200	32,134
Daiho Corp.	800	16,761
Daiichi Jitsugyo Co. Ltd.	400	12,752
Dai-ichi Life Holdings, Inc.	38,500	460,746
Daiichi Sankyo Co. Ltd.	18,000	1,238,429
Daiken Corp.	1,000	15,690
Daiken Medical Co. Ltd.	400	2,432
Daiki Aluminium Industry Co. Ltd.	2,000	10,691
Daikin Industries Ltd.	8,000	975,568
Daikoku Denki Co. Ltd.	500	5,686
Dainichi Co. Ltd.	600	3,372
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,483
Daio Paper Corp.(x)	2,800	37,772
Daiohs Corp.	200	1,909
Daiseki Co. Ltd.	1,900	40,396
Daishi Hokuetsu Financial Group, Inc.	1,050	22,963
Daisue Construction Co. Ltd.	400	2,817
Daisyo Corp.	600	5,999
Daito Bank Ltd. (The)	700	3,690
Daito Trust Construction Co. Ltd.	2,600	242,503
Daitobo Co. Ltd.(x)*	1,000	1,468
Daitron Co. Ltd.	500	6,870
Daiwa House Industry Co. Ltd.	19,500	482,954
Daiwa Industries Ltd.	1,000	8,712
Daiwa Securities Group, Inc.	51,000	197,821
Daiwabo Holdings Co. Ltd.	610	29,291
Danto Holdings Corp.*	1,000	656
DCM Holdings Co. Ltd.	5,800	53,682
DeNA Co. Ltd.	4,000	43,813
Denka Co. Ltd.	2,600	54,719
Denki Kogyo Co. Ltd.	600	13,832
Denso Corp.	15,100	487,763
Dentsu Group, Inc.	6,700	129,176
Denyo Co. Ltd.	1,100	19,622
Descente Ltd.(x)*	2,900	34,031
DIC Corp.	2,699	59,671
Digital Garage, Inc.	1,700	54,241
Dijet Industrial Co. Ltd.	100	1,154
Disco Corp.	900	177,613
DKS Co. Ltd.	400	13,876
DMG Mori Co. Ltd.	3,900	32,495
Doshisha Co. Ltd.	1,000	11,864
Doutor Nichires Holdings Co. Ltd.	2,100	31,907
Dowa Holdings Co. Ltd.(x)	1,800	47,121
DTS Corp.	2,200	38,282
Duskin Co. Ltd.	100	2,634
DyDo Group Holdings, Inc.(x)	500	16,874
Dynic Corp.	400	2,849
Eagle Industry Co. Ltd.(x)	1,000	6,273
Earth Corp.	100	5,312
East Japan Railway Co.	11,100	841,099
Ebara Corp.	3,400	64,639
Ebara Jitsugyo Co. Ltd.(x)	300	6,068
Echo Trading Co. Ltd.	300	1,391
Econach Holdings Co. Ltd.*	1,500	1,174
Eco’s Co. Ltd.	400	6,164
EDION Corp.(x)	4,400	36,451
Ehime Bank Ltd. (The)	1,400	15,227
Eiken Chemical Co. Ltd.	2,000	36,460
Eisai Co. Ltd.	7,500	550,498
Eizo Corp.	1,000	29,175
Electric Power Development Co. Ltd.	5,600	113,056
Elematec Corp.	1,800	12,826
Enplas Corp.	600	11,768
Enshu Ltd.	200	1,681
EPS Holdings, Inc.	2,000	20,902
Eslead Corp.	500	6,462
ESPEC Corp.	1,200	18,223
euglena Co. Ltd.*	3,600	23,077
Exedy Corp.	1,500	22,210
Ezaki Glico Co. Ltd.	2,000	83,906
Faith, Inc.	400	2,158
FALCO HOLDINGS Co. Ltd.	600	9,848
FamilyMart Co. Ltd.	5,360	95,971
Fancl Corp.(x)	2,800	62,885
FANUC Corp.	6,000	813,649
Fast Retailing Co. Ltd.	900	367,754
FCC Co. Ltd.(x)	1,800	26,296
Feed One Co. Ltd.(x)	7,520	10,524
Felissimo Corp.	300	2,654
FIDEA Holdings Co. Ltd.	7,000	6,614
Financial Products Group Co. Ltd.	1,800	9,081
First Baking Co. Ltd.*	100	854
Foster Electric Co. Ltd.	1,100	11,300
FP Corp.(x)	400	26,519
France Bed Holdings Co. Ltd.	1,600	13,536
F-Tech, Inc.	400	1,578
Fudo Tetra Corp.	980	11,628
Fuji Co. Ltd.	1,300	21,655
Fuji Corp. Ltd.	1,200	5,708
Fuji Electric Co. Ltd.	4,200	95,014
Fuji Kosan Co. Ltd.	400	1,373
Fuji Kyuko Co. Ltd.	1,500	38,710
Fuji Media Holdings, Inc.	7,700	76,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Oil Co. Ltd.	3,300	$5,771
Fuji Oil Holdings, Inc.	1,600	38,308
Fuji Seal International, Inc.	2,400	42,515
Fuji Soft, Inc.	1,600	51,448
Fujibo Holdings, Inc.	500	13,287
Fujicco Co. Ltd.(x)	1,000	18,068
FUJIFILM Holdings Corp.	12,070	605,843
Fujikura Composites, Inc.	800	2,620
Fujikura Kasei Co. Ltd.	1,600	7,236
Fujikura Ltd.	8,400	24,308
Fujimi, Inc.	1,100	27,374
Fujimori Kogyo Co. Ltd.	900	24,381
Fujita Kanko, Inc.	300	4,313
Fujitec Co. Ltd.(x)	3,000	38,661
Fujitsu General Ltd.	2,000	36,134
Fujitsu Ltd.	6,700	604,602
Fujiya Co. Ltd.	700	13,336
FuKoKu Co. Ltd.	500	2,863
Fukuda Corp.	200	7,842
Fukui Bank Ltd. (The)(x)	1,000	14,046
Fukui Computer Holdings, Inc.	400	8,032
Fukuoka Financial Group, Inc.	6,384	84,529
Fukushima Bank Ltd. (The)	1,500	2,207
Fukushima Galilei Co. Ltd.(x)	600	18,889
Fukuyama Transporting Co. Ltd.	1,600	57,268
FULLCAST Holdings Co. Ltd.	1,000	11,421
Funai Electric Co. Ltd.*	1,100	4,899
Funai Soken Holdings, Inc.	2,340	46,503
Furukawa Co. Ltd.	2,100	20,603
Furukawa Electric Co. Ltd.	2,300	41,785
Furusato Industries Ltd.	700	9,357
Fuso Pharmaceutical Industries Ltd.	400	7,738
Futaba Corp.	2,100	20,489
Futaba Industrial Co. Ltd.	3,500	14,795
Future Corp.	1,000	12,926
Fuyo General Lease Co. Ltd.(x)	600	30,416
G-7 Holdings, Inc.(x)	600	12,848
Gakken Holdings Co. Ltd.	2,000	34,207
Gakujo Co. Ltd.	400	4,795
Gecoss Corp.	800	5,808
Genki Sushi Co. Ltd.	300	6,156
Geo Holdings Corp.	2,000	24,270
GLOBERIDE, Inc.	500	8,667
Glory Ltd.	2,100	48,392
GMO internet, Inc.	3,400	57,187
GMO Payment Gateway, Inc.	1,200	84,201
Godo Steel Ltd.	700	13,611
Goldcrest Co. Ltd.(x)	1,100	16,544
Goldwin, Inc.	1,200	66,859
Gree, Inc.	5,100	19,693
GS Yuasa Corp.	2,800	37,610
GSI Creos Corp.	300	2,756
Gun-Ei Chemical Industry Co. Ltd.	300	6,801
Gunma Bank Ltd. (The)	14,200	43,120
Gunze Ltd.	800	26,909
Gurunavi, Inc.	2,000	10,259
H2O Retailing Corp.	4,760	34,854
Hachijuni Bank Ltd. (The)(x)	10,000	36,230
Hakudo Co. Ltd.	400	4,766
Hakuhodo DY Holdings, Inc.	10,600	106,920
Hakuto Co. Ltd.	700	6,274
Hakuyosha Co. Ltd.	100	2,494
Hamakyorex Co. Ltd.	600	14,627
Hamamatsu Photonics KK	4,600	188,286
Hankyu Hanshin Holdings, Inc.	8,400	282,848
Hanwa Co. Ltd.	2,200	34,222
Happinet Corp.	600	6,091
Hard Off Corp. Co. Ltd.	500	2,976
Harima Chemicals Group, Inc.	1,100	11,439
Haruyama Holdings, Inc.	500	3,431
Haseko Corp.(x)	8,100	86,806
Hayashikane Sangyo Co. Ltd.	400	2,052
Hazama Ando Corp.(x)	7,520	47,957
Heiwa Corp.(x)	1,820	34,104
Heiwa Real Estate Co. Ltd.	1,800	46,632
Heiwado Co. Ltd.(x)	2,400	42,090
Helios Techno Holding Co. Ltd.	1,100	3,216
Hibiya Engineering Ltd.	1,800	32,373
Hiday Hidaka Corp.	1,640	23,077
Hikari Tsushin, Inc.	700	117,443
Hino Motors Ltd.	6,200	33,323
Hioki EE Corp.	500	14,245
Hirakawa Hewtech Corp.	400	3,267
Hirose Electric Co. Ltd.	1,023	106,105
Hiroshima Bank Ltd. (The)	10,000	41,744
HIS Co. Ltd.(x)	1,100	14,384
Hisaka Works Ltd.(x)	1,000	6,834
Hisamitsu Pharmaceutical Co., Inc.	1,900	88,587
Hitachi Capital Corp.	1,200	22,611
Hitachi Chemical Co. Ltd.	3,100	132,151
Hitachi Construction Machinery Co. Ltd.	2,700	54,607
Hitachi High-Tech Corp.	2,300	170,721
Hitachi Ltd.	30,228	879,932
Hitachi Metals Ltd.	7,100	74,762
Hitachi Transport System Ltd.	2,100	45,685
Hitachi Zosen Corp.	5,100	16,420
Hochiki Corp.(x)	1,000	12,645
Hodogaya Chemical Co. Ltd.	200	5,697
Hogy Medical Co. Ltd.(x)	1,200	37,472
Hokkaido Electric Power Co., Inc.	7,100	30,780
Hokkaido Gas Co. Ltd.	400	5,732
Hokkan Holdings Ltd.	600	8,585
Hokko Chemical Industry Co. Ltd.	1,000	5,177
Hokkoku Bank Ltd. (The)	1,400	43,716
Hokuetsu Corp.	8,000	29,938
Hokuhoku Financial Group, Inc.	2,900	25,978
Hokuriku Electric Industry Co. Ltd.	400	3,307
Hokuriku Electric Power Co.	7,800	54,752
Hokushin Co. Ltd.	800	845
Hokuto Corp.	1,400	24,421
Honda Motor Co. Ltd.	49,600	1,115,490
Honeys Holdings Co. Ltd.	1,080	10,841
Hoosiers Holdings	2,000	11,057
Horiba Ltd.	1,400	69,630
Hoshizaki Corp.	2,000	150,298
Hosiden Corp.	3,000	20,969
Hosokawa Micron Corp.	400	17,719
House Foods Group, Inc.	2,500	81,748
House of Rose Co. Ltd.	100	1,491
Howa Machinery Ltd.	600	3,486
Hoya Corp.	12,600	1,071,742
Hulic Co. Ltd.	14,800	150,272
Hurxley Corp.	300	3,007
Hyakugo Bank Ltd. (The)	11,000	30,778
Hyakujushi Bank Ltd. (The)	1,400	25,440
Ibiden Co. Ltd.	4,300	94,197
Ichibanya Co. Ltd.	800	33,010
Ichiken Co. Ltd.	200	2,230
Ichikoh Industries Ltd.	2,000	8,895
Ichinen Holdings Co. Ltd.	1,300	13,762
Ichiyoshi Securities Co. Ltd.(x)	2,700	11,136
Icom, Inc.	600	14,289
Idec Corp.(x)	1,400	17,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.	7,642	$175,197
IDOM, Inc.	3,300	11,986
IHI Corp.	4,600	53,658
Iida Group Holdings Co. Ltd.	5,976	82,783
Iino Kaiun Kaisha Ltd.(x)	5,900	16,921
Ikegami Tsushinki Co. Ltd.	300	2,327
Imasen Electric Industrial	800	4,824
Impress Holdings, Inc.	1,000	1,193
Inaba Denki Sangyo Co. Ltd.	200	4,265
Inaba Seisakusho Co. Ltd.	600	7,097
Inabata & Co. Ltd.	3,200	34,975
Inageya Co. Ltd.	1,000	14,640
Ines Corp.	1,600	20,031
I-Net Corp.	550	6,738
Infomart Corp.	6,800	44,744
Information Services International- Dentsu Ltd.	700	25,427
Inpex Corp.	38,500	216,411
Intage Holdings, Inc.*	1,200	8,885
Internet Initiative Japan, Inc.	700	22,968
Inui Global Logistics Co. Ltd.	490	5,659
I’rom Group Co. Ltd.	300	3,618
Iseki & Co. Ltd.	1,300	13,721
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	61,212
Ishihara Sangyo Kaisha Ltd.	2,100	10,714
Ishii Iron Works Co. Ltd.	100	1,982
Ishikawa Seisakusho Ltd.*	200	2,301
Ishizuka Glass Co. Ltd.	100	1,834
Isuzu Motors Ltd.	20,500	135,694
Itfor, Inc.	1,300	6,801
Ito En Ltd.	2,100	111,246
ITOCHU Corp.(x)	43,300	898,392
Itochu Enex Co. Ltd.	2,700	21,125
Itochu Techno-Solutions Corp.	3,000	85,575
Itochu-Shokuhin Co. Ltd.	300	12,143
Itoham Yonekyu Holdings, Inc.(x)	7,370	43,531
Itoki Corp.	2,600	7,621
IwaiCosmo Holdings, Inc.	1,100	9,577
Iwaki & Co. Ltd.(x)	1,000	3,988
Iwasaki Electric Co. Ltd.	400	4,722
Iwatani Corp.(x)	600	20,108
Iwatsu Electric Co. Ltd.*	500	3,817
Iyo Bank Ltd. (The)(x)	4,100	20,775
Izumi Co. Ltd.	1,700	46,876
Izutsuya Co. Ltd.*	600	854
J Front Retailing Co. Ltd.	9,500	78,919
Jaccs Co. Ltd.	1,600	27,117
Jafco Co. Ltd.	1,600	41,706
Jalux, Inc.	300	4,144
Janome Sewing Machine Co. Ltd.	1,200	3,244
Japan Airlines Co. Ltd.	11,400	209,787
Japan Airport Terminal Co. Ltd.(x)	2,100	81,060
Japan Asia Investment Co. Ltd.*	800	1,309
Japan Aviation Electronics Industry Ltd.	2,000	24,037
Japan Cash Machine Co. Ltd.(x)	1,100	5,510
Japan Display, Inc.*	17,300	7,834
Japan Electronic Materials Corp.	500	3,756
Japan Exchange Group, Inc.	19,300	341,024
Japan Foods Co. Ltd.	100	1,055
Japan Foundation Engineering Co. Ltd.	1,700	5,800
Japan Lifeline Co. Ltd.	1,800	22,677
Japan Medical Dynamic Marketing, Inc.	1,000	15,119
Japan Oil Transportation Co. Ltd.	100	2,454
Japan Petroleum Exploration Co. Ltd.	600	9,849
Japan Post Bank Co. Ltd.(x)	18,500	170,931
Japan Post Holdings Co. Ltd.	53,300	417,583
Japan Post Insurance Co. Ltd.	2,200	27,291
Japan Pulp & Paper Co. Ltd.	600	20,855
Japan Securities Finance Co. Ltd.	5,546	25,340
Japan Steel Works Ltd. (The)(x)	1,700	20,530
Japan Tobacco, Inc.(x)	36,400	673,781
Japan Transcity Corp.	2,000	8,639
Japan Wool Textile Co. Ltd. (The)	4,000	34,759
Jastec Co. Ltd.	700	6,366
JBCC Holdings, Inc.	1,000	15,463
JCU Corp.	800	16,650
Jeans Mate Corp.*	300	632
Jeol Ltd.	2,000	48,707
JFE Holdings, Inc.	16,744	108,981
JGC Holdings Corp.	6,600	52,941
JK Holdings Co. Ltd.	1,100	7,020
JMS Co. Ltd.	500	4,046
Joban Kosan Co. Ltd.	300	3,815
J-Oil Mills, Inc.	500	21,188
Joshin Denki Co. Ltd.	1,000	19,254
JSP Corp.(x)	800	10,348
JSR Corp.	6,200	114,209
JTEKT Corp.	7,500	50,928
Juki Corp.(x)	1,400	7,128
Juroku Bank Ltd. (The)	1,500	26,198
JVCKenwood Corp.	5,800	10,460
JXTG Holdings, Inc.	110,550	378,924
K&O Energy Group, Inc.	500	6,935
Kadokawa Corp.	1,484	18,688
Kaga Electronics Co. Ltd.	1,200	18,877
Kagome Co. Ltd.	2,200	57,229
Kajima Corp.	17,400	178,571
Kakaku.com, Inc.	5,200	95,429
Kaken Pharmaceutical Co. Ltd.	1,800	83,807
Kamei Corp.(x)	1,000	9,402
Kamigumi Co. Ltd.	1,800	30,450
Kanaden Corp.	1,000	11,605
Kanagawa Chuo Kotsu Co. Ltd.	200	7,424
Kanamoto Co. Ltd.	1,000	19,460
Kandenko Co. Ltd.	2,900	23,136
Kaneka Corp.(x)	1,600	38,321
Kanematsu Corp.(x)	2,500	25,676
Kanematsu Electronics Ltd.	700	22,072
Kanematsu Sustech Corp.	100	1,329
Kansai Electric Power Co., Inc. (The)(x)	27,800	310,099
Kansai Mirai Financial Group, Inc.(x)	5,564	20,000
Kansai Paint Co. Ltd.	7,800	148,731
Kanto Denka Kogyo Co. Ltd.	2,000	14,321
Kao Corp.	15,100	1,236,374
Kappa Create Co. Ltd.(x)*	1,800	22,230
Kasai Kogyo Co. Ltd.(x)	1,000	4,890
Katakura & Co-op Agri Corp.	55	562
Katakura Industries Co. Ltd.	1,400	13,774
Kato Sangyo Co. Ltd.	1,700	53,975
Kato Works Co. Ltd.	400	4,375
KAWADA TECHNOLOGIES, Inc.	200	10,025
Kawai Musical Instruments Manufacturing Co. Ltd.	400	8,952
Kawasaki Heavy Industries Ltd.(x)	5,200	75,391
Kawasaki Kisen Kaisha Ltd.(x)*	1,999	14,978
KDDI Corp.	46,100	1,362,627
Keihan Holdings Co. Ltd.	3,200	142,450
Keihanshin Building Co. Ltd.	1,400	17,331
Keihin Co. Ltd.	200	2,095
Keihin Corp.	2,500	58,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Keikyu Corp.	8,400	$141,518
Keio Corp.	3,600	213,140
Keisei Electric Railway Co. Ltd.	4,700	135,722
Keiyo Bank Ltd. (The)	2,500	12,367
Keiyo Co. Ltd.	2,200	10,064
Kenedix, Inc.	9,400	35,619
Kewpie Corp.	5,100	102,248
Key Coffee, Inc.	1,200	25,597
Keyence Corp.	5,760	1,858,841
Kikkoman Corp.(x)	5,000	212,901
Kimoto Co. Ltd.	2,200	2,713
Kimura Chemical Plants Co. Ltd.	1,100	4,447
Kimura Unity Co. Ltd.	200	1,799
Kinden Corp.	5,000	73,868
King Jim Co. Ltd.	1,000	7,727
Kinki Sharyo Co. Ltd. (The)*	100	977
Kintetsu Department Store Co. Ltd.	100	2,326
Kintetsu Group Holdings Co. Ltd.	6,600	305,962
Kintetsu World Express, Inc.(x)	2,200	32,320
Kirin Holdings Co. Ltd.	26,700	528,827
Kirindo Holdings Co. Ltd.(x)	500	8,017
Kisoji Co. Ltd.(x)	1,400	31,121
Kissei Pharmaceutical Co. Ltd.	1,200	30,903
Kitagawa Corp.	500	7,116
Kita-Nippon Bank Ltd. (The)	300	5,464
Kitano Construction Corp.	300	7,056
Kitazawa Sangyo Co. Ltd.	1,000	2,604
Kitz Corp.	5,100	30,828
KNT-CT Holdings Co. Ltd.*	400	2,674
Koa Corp.	1,500	12,368
Koatsu Gas Kogyo Co. Ltd.(x)	1,000	6,693
Kobayashi Pharmaceutical Co. Ltd.	1,900	176,131
Kobayashi Yoko Co. Ltd.	300	624
Kobe Bussan Co. Ltd.(x)	3,000	118,372
Kobe Steel Ltd.*	12,900	39,823
Koei Tecmo Holdings Co. Ltd.	1,356	34,983
Kohnan Shoji Co. Ltd.	1,100	22,292
Kohsoku Corp.	700	7,876
Koito Manufacturing Co. Ltd.	4,200	142,136
Kojima Co. Ltd.	1,500	4,732
Kokuyo Co. Ltd.	3,400	47,646
KOMAIHALTEC, Inc.	200	2,760
Komatsu Ltd.	303,690	4,996,945
Komatsu Matere Co. Ltd.	2,000	13,620
Komatsu Wall Industry Co. Ltd.	400	7,284
Komeri Co. Ltd.	1,600	28,710
Komori Corp.	3,400	23,221
Konaka Co. Ltd.	1,400	3,798
Konami Holdings Corp.	2,800	85,842
Konica Minolta, Inc.	16,600	67,404
Konishi Co. Ltd.	2,000	26,546
Kosaido Co. Ltd.*	900	5,908
Kose Corp.	1,300	160,274
Kosei Securities Co. Ltd. (The)	200	970
Kotobuki Spirits Co. Ltd.	800	35,949
Kourakuen Holdings Corp.(x)	700	8,828
Krosaki Harima Corp.	200	7,565
KRS Corp.	300	4,416
K’s Holdings Corp.	6,800	64,495
Kubota Corp.	37,500	479,678
Kumagai Gumi Co. Ltd.	1,000	23,112
Kumiai Chemical Industry Co. Ltd.(x)	5,140	39,497
Kura Sushi, Inc.	600	22,193
Kurabo Industries Ltd.(x)	1,200	28,766
Kuraray Co. Ltd.	11,900	120,264
Kuraudia Holdings Co. Ltd.	200	780
Kureha Corp.	800	32,580
Kurimoto Ltd.	600	10,531
Kurita Water Industries Ltd.	3,500	80,879
Kusuri no Aoki Holdings Co. Ltd.	800	66,951
KYB Corp.(x)*	700	13,382
Kyocera Corp.	9,800	581,165
Kyodo Printing Co. Ltd.	300	7,597
Kyoei Sangyo Co. Ltd.	100	1,003
Kyoei Steel Ltd.	1,300	14,990
Kyoei Tanker Co. Ltd.	200	1,550
Kyokuto Boeki Kaisha Ltd.	200	2,398
Kyokuto Kaihatsu Kogyo Co. Ltd.(x)	2,300	25,212
Kyokuto Securities Co. Ltd.	1,600	8,617
Kyokuyo Co. Ltd.	500	11,799
KYORIN Holdings, Inc.	3,000	60,885
Kyoritsu Maintenance Co. Ltd.	1,200	26,149
Kyoritsu Printing Co. Ltd.	1,000	1,417
Kyosan Electric Manufacturing Co. Ltd.	2,000	8,625
Kyoto Kimono Yuzen Co. Ltd.	700	1,588
Kyowa Electronic Instruments Co. Ltd.	1,000	3,799
Kyowa Exeo Corp.	3,058	68,157
Kyowa Kirin Co. Ltd.	6,800	152,472
Kyowa Leather Cloth Co. Ltd.	700	4,640
Kyudenko Corp.	2,000	54,134
Kyushu Electric Power Co., Inc.	13,800	111,171
Kyushu Financial Group, Inc.	16,770	64,141
Kyushu Railway Co.	5,600	161,035
Land Business Co. Ltd.	1,000	2,358
LAND Co. Ltd.*	1,300	109
Lasertec Corp.	2,800	130,889
Lawson, Inc.	1,600	88,003
LEC, Inc.(x)	1,200	12,039
Leopalace21 Corp.(x)*	7,300	17,961
Life Corp.	700	19,354
LINE Corp.*	2,100	101,471
Lintec Corp.	900	18,968
Lion Corp.	10,000	214,543
LIXIL Group Corp.	10,040	124,848
Look Holdings, Inc.	400	2,818
M3, Inc.	14,900	440,320
Mabuchi Motor Co. Ltd.	1,600	47,785
Macnica Fuji Electronics Holdings, Inc.	1,850	22,961
Maeda Corp.(x)	8,000	59,032
Maeda Road Construction Co. Ltd.(x)	2,300	42,886
Maezawa Industries, Inc.	900	2,626
Maezawa Kasei Industries Co. Ltd.	900	8,314
Maezawa Kyuso Industries Co. Ltd.	400	7,112
Makino Milling Machine Co. Ltd.(x)	1,200	31,607
Makita Corp.	8,900	272,893
Mandom Corp.	1,400	26,879
Mani, Inc.	3,300	80,899
Marche Corp.	300	1,487
Mars Group Holdings Corp.	600	9,537
Marubeni Construction Material Lease Co. Ltd.	100	1,382
Marubeni Corp.	64,400	321,074
Marubun Corp.	900	3,967
Marudai Food Co. Ltd.(x)	1,200	21,753
Maruha Nichiro Corp.	1,300	27,198
Marui Group Co. Ltd.(x)	6,700	112,468
Maruichi Steel Tube Ltd.(x)	1,600	38,539
Maruka Corp.	400	6,965
Marusan Securities Co. Ltd.(x)	3,900	16,347
Maruwa Co. Ltd.	300	18,297
Maruwn Corp.	600	1,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maruyama Manufacturing Co., Inc.(x)	200	$2,075
Maruzen CHI Holdings Co. Ltd.	600	2,059
Maruzen Showa Unyu Co. Ltd.	800	17,704
Matsuda Sangyo Co. Ltd.	800	9,400
Matsui Construction Co. Ltd.	1,000	6,156
Matsui Securities Co. Ltd.(x)	1,000	7,342
Matsumotokiyoshi Holdings Co. Ltd.	2,800	102,621
Matsuya Co. Ltd.(x)	2,200	12,473
Matsuyafoods Holdings Co. Ltd.(x)	500	18,270
Max Co. Ltd.	2,000	30,811
Mazda Motor Corp.	22,000	116,394
Mebuki Financial Group, Inc.	32,760	66,800
MEC Co. Ltd.	800	11,111
Medical System Network Co. Ltd.	400	1,592
Medipal Holdings Corp.	7,600	142,037
Megachips Corp.	1,100	15,794
Megmilk Snow Brand Co. Ltd.	2,700	61,449
Meidensha Corp.	800	11,999
Meiji Holdings Co. Ltd.	4,800	341,981
Meiji Shipping Co. Ltd.	1,100	3,505
Meiko Network Japan Co. Ltd.	900	6,353
Meitec Corp.	1,000	39,797
Meito Sangyo Co. Ltd.	600	7,415
Meiwa Corp.(x)	900	4,150
Meiwa Estate Co. Ltd.	700	3,102
Melco Holdings, Inc.	600	12,128
Michinoku Bank Ltd. (The)	600	6,600
Milbon Co. Ltd.	840	42,439
Mimasu Semiconductor Industry Co. Ltd.	1,000	16,349
Minebea Mitsumi, Inc.	13,137	195,885
Ministop Co. Ltd.	900	12,149
Miraca Holdings, Inc.	2,600	54,855
Mirait Holdings Corp.	3,600	44,895
MISUMI Group, Inc.	8,300	180,996
Mitachi Co. Ltd.	200	1,000
Mito Securities Co. Ltd.	3,000	5,277
Mitsuba Corp.(x)*	2,000	7,726
Mitsubishi Chemical Holdings Corp.	44,220	263,098
Mitsubishi Corp.	43,410	921,363
Mitsubishi Electric Corp.	62,800	775,057
Mitsubishi Estate Co. Ltd.	43,400	639,797
Mitsubishi Gas Chemical Co., Inc.	6,500	70,605
Mitsubishi Heavy Industries Ltd.	11,500	290,857
Mitsubishi Kakoki Kaisha Ltd.	300	4,458
Mitsubishi Logisnext Co. Ltd.(x)	1,000	8,077
Mitsubishi Logistics Corp.(x)	3,000	60,517
Mitsubishi Materials Corp.	4,100	84,032
Mitsubishi Motors Corp.	26,200	74,191
Mitsubishi Paper Mills Ltd.	1,800	5,888
Mitsubishi Pencil Co. Ltd.	2,000	26,348
Mitsubishi Research Institute, Inc.	400	12,175
Mitsubishi Shokuhin Co. Ltd.	1,100	28,361
Mitsubishi Steel Manufacturing Co. Ltd.	700	5,161
Mitsubishi UFJ Financial Group, Inc.	425,400	1,587,015
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	96,876
Mitsuboshi Belting Ltd.	1,500	16,951
Mitsui & Co. Ltd.	54,400	757,799
Mitsui Chemicals, Inc.	5,118	97,128
Mitsui E&S Holdings Co. Ltd.*	3,400	16,366
Mitsui Fudosan Co. Ltd.	30,600	529,259
Mitsui High-Tec, Inc.	1,400	14,424
Mitsui Matsushima Holdings Co. Ltd.	800	6,517
Mitsui Mining & Smelting Co. Ltd.	1,600	26,704
Mitsui OSK Lines Ltd.	4,100	66,127
Mitsui Sugar Co. Ltd.(x)	1,000	19,262
Mitsui-Soko Holdings Co. Ltd.	1,000	12,940
Mitsumura Printing Co. Ltd.	100	1,294
Mitsuuroko Group Holdings Co. Ltd.(x)	1,900	19,976
Miura Co. Ltd.	3,000	107,110
Miyaji Engineering Group, Inc.	400	5,999
Miyakoshi Holdings, Inc.*	300	1,512
Miyazaki Bank Ltd. (The)	800	17,668
Miyoshi Oil & Fat Co. Ltd.	400	4,095
Mizuho Financial Group, Inc.	844,980	967,056
Mizuho Leasing Co. Ltd.	1,700	33,106
Mizuno Corp.	1,200	20,768
Mochida Pharmaceutical Co. Ltd.	1,000	38,637
Modec, Inc.	1,000	12,082
Monex Group, Inc.(x)	7,000	11,061
MonotaRO Co. Ltd.	4,900	130,200
Morinaga & Co. Ltd.	1,800	73,743
Morinaga Milk Industry Co. Ltd.	1,300	50,207
Morita Holdings Corp.	2,000	30,824
Morozoff Ltd.	200	9,585
Mory Industries, Inc.	400	9,233
MOS Food Services, Inc.(x)	1,600	37,151
MrMax Holdings Ltd.	1,200	3,706
MS&AD Insurance Group Holdings, Inc.	16,200	453,750
Murata Manufacturing Co. Ltd.	18,495	936,123
Musashi Seimitsu Industry Co. Ltd.	2,400	18,371
Musashino Bank Ltd. (The)(x)	1,900	24,200
Mutoh Holdings Co. Ltd.	100	1,307
Nabtesco Corp.	3,800	87,654
NAC Co. Ltd.	400	2,921
Nachi-Fujikoshi Corp.	500	13,495
Nagaileben Co. Ltd.	1,200	29,589
Nagano Bank Ltd. (The)	400	4,163
Nagano Keiki Co. Ltd.	800	5,947
Nagase & Co. Ltd.	3,800	45,014
Nagatanien Holdings Co. Ltd.	500	10,227
Nagoya Railroad Co. Ltd.	4,700	132,004
Naigai Co. Ltd.*	300	1,185
Nakabayashi Co. Ltd.	1,000	4,995
Nakamuraya Co. Ltd.	300	10,860
Nakano Corp.(x)	1,000	3,361
Nakayama Steel Works Ltd.(x)	600	2,223
Nakayamafuku Co. Ltd.	700	3,017
Nakayo, Inc.	200	2,686
Namura Shipbuilding Co. Ltd.	1,024	1,934
Nankai Electric Railway Co. Ltd.	3,200	72,995
Nanto Bank Ltd. (The)	1,100	22,708
Natori Co. Ltd.	600	9,547
NC Holdings Co. Ltd.	300	1,659
NEC Capital Solutions Ltd.	300	5,104
NEC Corp.	8,400	306,486
NEC Networks & System Integration Corp.	1,100	44,606
NET One Systems Co. Ltd.	3,000	62,402
Neturen Co. Ltd.	1,700	11,074
Nexon Co. Ltd.	19,700	322,227
Nexyz Group Corp.	500	4,485
NGK Insulators Ltd.	7,400	97,001
NGK Spark Plug Co. Ltd.	6,100	85,862
NH Foods Ltd.	2,500	87,124
NHK Spring Co. Ltd.	9,700	63,457
Nice Corp.*	500	4,266
Nichia Steel Works Ltd.	1,000	2,612
Nichias Corp.	3,000	56,199
Nichiban Co. Ltd.(x)	500	6,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nichicon Corp.(x)	3,900	$24,384
Nichiden Corp.(x)	1,000	19,700
Nichiha Corp.	1,200	22,764
NichiiGakkan Co. Ltd.	2,200	21,072
Nichi-iko Pharmaceutical Co. Ltd.(x)	2,100	27,747
Nichimo Co. Ltd.	100	1,511
Nichirei Corp.	3,500	99,175
Nichireki Co. Ltd.	1,000	12,056
Nidec Corp.	15,054	780,870
Nifco, Inc.	2,300	41,263
Nihon Chouzai Co. Ltd.	600	9,151
Nihon Dempa Kogyo Co. Ltd.*	900	2,819
Nihon Kohden Corp.	2,600	97,898
Nihon M&A Center, Inc.	5,200	142,195
Nihon Nohyaku Co. Ltd.(x)	2,000	7,746
Nihon Parkerizing Co. Ltd.	3,100	32,354
Nihon Tokushu Toryo Co. Ltd.	1,000	7,272
Nihon Trim Co. Ltd.	200	5,265
Nihon Unisys Ltd.	2,100	56,195
Nihon Yamamura Glass Co. Ltd.	500	3,950
Nikkato Corp.	400	2,164
Nikkiso Co. Ltd.	4,000	29,788
Nikko Co. Ltd.	1,000	5,629
Nikkon Holdings Co. Ltd.	3,000	58,759
Nikon Corp.	12,300	113,620
Nintendo Co. Ltd.	3,900	1,504,206
Nippo Corp.	1,500	33,104
Nippon Air Conditioning Services Co. Ltd.	1,200	7,514
Nippon Beet Sugar Manufacturing Co. Ltd.	700	11,166
Nippon Carbide Industries Co., Inc.	300	2,783
Nippon Carbon Co. Ltd.(x)	600	17,863
Nippon Ceramic Co. Ltd.	800	13,690
Nippon Chemical Industrial Co. Ltd.	400	8,212
Nippon Chemi-Con Corp.(x)	700	7,691
Nippon Chemiphar Co. Ltd.	100	2,293
Nippon Chutetsukan KK	100	1,185
Nippon Coke & Engineering Co. Ltd.	10,000	5,653
Nippon Concrete Industries Co. Ltd.	1,000	2,480
Nippon Denko Co. Ltd.	5,000	6,939
Nippon Densetsu Kogyo Co. Ltd.(x)	2,000	39,269
Nippon Electric Glass Co. Ltd.	3,200	42,867
Nippon Express Co. Ltd.	2,200	107,732
Nippon Felt Co. Ltd.	700	2,825
Nippon Filcon Co. Ltd.	900	4,016
Nippon Fine Chemical Co. Ltd.	1,000	13,941
Nippon Flour Mills Co. Ltd.	2,000	31,313
Nippon Gas Co. Ltd.	1,100	36,606
Nippon Hume Corp.(x)	1,000	5,779
Nippon Kanzai Co. Ltd.	800	13,126
Nippon Kayaku Co. Ltd.(x)	5,000	46,016
Nippon Kinzoku Co. Ltd.*	300	1,669
Nippon Koei Co. Ltd.(x)	800	21,765
Nippon Koshuha Steel Co. Ltd.*	500	1,702
Nippon Light Metal Holdings Co. Ltd.	2,800	4,377
Nippon Paint Holdings Co. Ltd.	5,800	305,755
Nippon Paper Industries Co. Ltd.	2,800	39,924
Nippon Parking Development Co. Ltd.	13,000	16,275
Nippon Pillar Packing Co. Ltd.	1,000	11,641
Nippon Piston Ring Co. Ltd.	400	4,183
Nippon Road Co. Ltd. (The)	400	25,475
Nippon Seisen Co. Ltd.	200	5,488
Nippon Sharyo Ltd.*	400	10,176
Nippon Sheet Glass Co. Ltd.(x)*	3,800	11,692
Nippon Shinyaku Co. Ltd.	1,900	149,288
Nippon Shokubai Co. Ltd.	1,000	45,841
Nippon Signal Co. Ltd.	2,800	27,330
Nippon Soda Co. Ltd.	1,400	34,933
Nippon Steel Corp.	28,615	245,096
Nippon Steel Trading Corp.	740	25,016
Nippon Suisan Kaisha Ltd.	9,200	40,712
Nippon Systemware Co. Ltd.	400	6,430
Nippon Telegraph & Telephone Corp.	82,740	1,963,438
Nippon Television Holdings, Inc.	3,100	34,623
Nippon Thompson Co. Ltd.(x)	4,000	13,649
Nippon Yakin Kogyo Co. Ltd.(x)	650	10,108
Nippon Yusen KK	5,900	70,138
Nipro Corp.	4,800	56,514
Nishimatsu Construction Co. Ltd.	2,200	42,187
Nishimatsuya Chain Co. Ltd.(x)	700	4,831
Nishi-Nippon Financial Holdings, Inc.(x)	4,000	22,574
Nissan Chemical Corp.	3,800	138,397
Nissan Motor Co. Ltd.	82,020	270,777
Nissan Shatai Co. Ltd.	900	7,830
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	1,992
Nissei Plastic Industrial Co. Ltd.	1,000	8,573
Nissha Co. Ltd.	2,200	14,588
Nisshin Group Holdings Co. Ltd.	1,400	5,122
Nisshin Oillio Group Ltd. (The)	1,200	40,820
Nisshin Seifun Group, Inc.	8,305	138,624
Nisshinbo Holdings, Inc.	4,368	29,106
Nissin Corp.(x)	800	11,855
Nissin Electric Co. Ltd.	2,000	17,158
Nissin Foods Holdings Co. Ltd.	2,900	242,042
Nissin Kogyo Co. Ltd.	2,100	43,056
Nissui Pharmaceutical Co. Ltd.	500	5,695
Nitori Holdings Co. Ltd.	3,000	405,511
Nitta Corp.	1,100	21,515
Nittetsu Mining Co. Ltd.(x)	300	11,768
Nitto Boseki Co. Ltd.(x)	1,000	44,165
Nitto Denko Corp.	4,720	210,701
Nitto Fuji Flour Milling Co. Ltd.	100	5,363
Nitto Kogyo Corp.	1,800	28,796
Nitto Kohki Co. Ltd.	700	11,085
Nitto Seiko Co. Ltd.	1,000	4,870
Nitto Seimo Co. Ltd.	100	1,386
Nittoc Construction Co. Ltd.	750	5,129
NOF Corp.(x)	2,900	92,065
Nohmi Bosai Ltd.	1,000	18,549
NOK Corp.	5,000	55,147
Nomura Co. Ltd.	4,000	30,303
Nomura Holdings, Inc.	122,600	519,363
Nomura Real Estate Holdings, Inc.	4,100	66,503
Nomura Research Institute Ltd.	8,709	184,015
Noritake Co. Ltd.	600	19,112
Noritsu Koki Co. Ltd.	1,100	9,434
Noritz Corp.	2,300	25,106
North Pacific Bank Ltd.	2,400	4,535
NS Solutions Corp.	1,000	24,378
NS United Kaiun Kaisha Ltd.(x)	400	5,138
NSD Co. Ltd.	2,260	30,144
NSK Ltd.	14,500	93,011
NTN Corp.(x)	13,000	22,690
NTT Data Corp.	18,200	175,048
NTT DOCOMO, Inc.	45,700	1,436,587
Obara Group, Inc.	800	17,172
Obayashi Corp.	21,300	182,461
OBIC Business Consultants Co. Ltd.(x)	1,200	48,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co. Ltd.	2,400	$313,528
Odakyu Electric Railway Co. Ltd.(x)	10,499	230,779
Oenon Holdings, Inc.	3,000	10,931
Ogaki Kyoritsu Bank Ltd. (The)	1,600	32,221
Ohara, Inc.(x)	400	3,220
Ohashi Technica, Inc.	600	7,410
OIE Sangyo Co. Ltd.	300	4,152
Oiles Corp.	1,560	19,766
Oita Bank Ltd. (The)	700	12,357
Oizumi Corp.	400	1,305
Oji Holdings Corp.	27,800	149,077
Okabe Co. Ltd.(x)	2,700	18,086
Okamoto Industries, Inc.(x)	800	28,780
Okamura Corp.	4,000	32,054
Okasan Securities Group, Inc.	6,000	19,003
Okaya Electric Industries Co. Ltd.	600	1,745
Oki Electric Industry Co. Ltd.	3,600	33,785
Okinawa Electric Power Co., Inc. (The)	2,165	39,925
OKK Corp.*	400	1,677
OKUMA Corp.(x)	1,000	32,194
Okumura Corp.	1,300	27,077
Okura Industrial Co. Ltd.	600	8,771
Okuwa Co. Ltd.	1,000	16,093
Olympic Group Corp.	800	4,591
Olympus Corp.	34,800	502,249
Omron Corp.	6,300	327,748
Ono Pharmaceutical Co. Ltd.	16,000	368,297
ONO Sokki Co. Ltd.	500	2,369
Onoken Co. Ltd.	1,000	10,514
Onward Holdings Co. Ltd.	1,000	4,393
Open House Co. Ltd.	2,000	41,137
Optex Group Co. Ltd.	1,600	14,785
Oracle Corp.	1,300	113,494
Organo Corp.	400	20,285
Orient Corp.(x)	16,500	18,462
Oriental Land Co. Ltd.	6,400	819,033
Origin Co. Ltd.(x)	200	2,630
ORIX Corp.	41,900	503,862
Osaka Gas Co. Ltd.	13,200	249,172
Osaka Soda Co. Ltd.	1,000	23,865
Osaka Steel Co. Ltd.	800	8,543
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	9,500
Osaki Electric Co. Ltd.	1,000	4,945
OSG Corp.	2,200	29,450
OSJB Holdings Corp.	450	997
Otsuka Corp.	4,200	179,696
Otsuka Holdings Co. Ltd.	13,300	520,688
Outsourcing, Inc.	3,000	13,006
Oyo Corp.	1,200	13,664
Pacific Industrial Co. Ltd.(x)	2,000	17,411
Pacific Metals Co. Ltd.(x)	899	13,035
Pack Corp. (The)	900	30,203
PAL GROUP Holdings Co. Ltd.	1,400	17,046
PALTAC Corp.(x)	1,050	52,427
Pan Pacific International Holdings Corp.	16,700	317,129
Panasonic Corp.	79,385	606,005
Paramount Bed Holdings Co. Ltd.	900	37,290
Paris Miki Holdings, Inc.	1,500	3,441
Park24 Co. Ltd.	4,000	58,562
Pasco Corp.	200	2,760
Pasona Group, Inc.	1,000	7,953
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	3,919
Penta-Ocean Construction Co. Ltd.	10,300	54,213
PeptiDream, Inc.*	3,400	118,673
Persol Holdings Co. Ltd.	6,400	64,285
PIA Corp.(x)	300	6,140
Pigeon Corp.	4,300	165,040
Pilot Corp.	1,100	36,586
Piolax, Inc.(x)	1,500	21,088
Plenus Co. Ltd.	1,500	25,648
Pola Orbis Holdings, Inc.	3,000	55,413
Poplar Co. Ltd.*	300	1,280
Press Kogyo Co. Ltd.	5,000	11,179
Prima Meat Packers Ltd.	1,400	31,834
Pronexus, Inc.	1,300	12,570
PS Mitsubishi Construction Co. Ltd.	800	3,796
Raito Kogyo Co. Ltd.	800	9,094
Raiznext Corp.(x)	2,600	29,530
Rakuten, Inc.	31,300	237,466
Rasa Corp.	500	3,787
Rasa Industries Ltd.	400	4,940
Recruit Holdings Co. Ltd.	43,200	1,115,502
Relia, Inc.	1,600	15,480
Relo Group, Inc.	3,600	75,559
Renaissance, Inc.	500	4,654
Renesas Electronics Corp.*	35,300	126,740
Rengo Co. Ltd.	5,800	45,262
Renown, Inc.*	2,500	1,688
Resol Holdings Co. Ltd.	100	3,126
Resona Holdings, Inc.	70,500	212,140
Resorttrust, Inc.(x)	3,800	37,139
Restar Holdings Corp.(x)	700	9,805
Rheon Automatic Machinery Co. Ltd.(x)	1,000	11,031
Rhythm Watch Co. Ltd.	600	3,609
Ricoh Co. Ltd.(x)	16,400	120,425
Ricoh Leasing Co. Ltd.	800	21,036
Right On Co. Ltd.*	900	4,209
Riken Corp.	400	10,167
Riken Keiki Co. Ltd.	1,000	19,063
Riken Technos Corp.	2,000	7,131
Ringer Hut Co. Ltd.	900	17,136
Rinnai Corp.	1,700	120,504
Riso Kagaku Corp.(x)	1,800	27,223
Riso Kyoiku Co. Ltd.	3,900	10,312
Rock Field Co. Ltd.(x)	1,200	16,313
Rohm Co. Ltd.	3,100	169,765
Rohto Pharmaceutical Co. Ltd.	3,300	90,454
Roland DG Corp.	500	5,389
Round One Corp.	3,300	17,126
Royal Holdings Co. Ltd.(x)	1,800	29,323
Ryobi Ltd.	1,400	17,186
Ryoden Corp.	500	6,006
Ryohin Keikaku Co. Ltd.	9,100	102,139
Ryosan Co. Ltd.(x)	700	15,506
Ryoyo Electro Corp.	1,600	30,537
S Foods, Inc.	500	10,356
Sagami Holdings Corp.	1,000	11,218
Saibu Gas Co. Ltd.(x)	1,300	31,642
Saizeriya Co. Ltd.	1,600	30,357
Sakai Chemical Industry Co. Ltd.(x)	800	13,312
Sakai Heavy Industries Ltd.	200	4,487
Sakai Moving Service Co. Ltd.	400	21,274
Sakai Ovex Co. Ltd.	300	5,281
Sakata INX Corp.	2,000	16,837
Sakata Seed Corp.	1,100	33,256
Sala Corp.	1,000	5,165
San Holdings, Inc.	400	4,420
San ju San Financial Group, Inc.	990	13,684
San-A Co. Ltd.(x)	800	33,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
San-Ai Oil Co. Ltd.	2,000	$20,924
Sanden Holdings Corp.*	1,400	4,681
Sangetsu Corp.	1,800	26,759
San-In Godo Bank Ltd. (The)	7,000	35,282
Sanix, Inc.*	1,800	4,643
Sanken Electric Co. Ltd.(x)	300	5,829
Sanki Engineering Co. Ltd.	3,000	33,677
Sanko Metal Industrial Co. Ltd.	100	1,870
Sankyo Co. Ltd.	700	20,402
Sankyo Seiko Co. Ltd.	2,000	9,143
Sankyo Tateyama, Inc.	1,700	16,346
Sankyu, Inc.	1,700	63,489
Sanoh Industrial Co. Ltd.(x)	1,400	8,842
Sanrio Co. Ltd.(x)	2,000	26,577
Sanritsu Corp.	300	1,493
Sanshin Electronics Co. Ltd.(x)	1,500	19,386
Santen Pharmaceutical Co. Ltd.	13,400	230,802
Sanwa Holdings Corp.(x)	8,800	68,669
Sanyo Chemical Industries Ltd.	600	21,966
Sanyo Industries Ltd.	100	1,574
Sanyo Shokai Ltd.	600	7,500
Sanyo Special Steel Co. Ltd.	1,200	10,736
Sapporo Holdings Ltd.	2,500	46,123
Sata Construction Co. Ltd.	800	2,417
Sato Holdings Corp.	1,200	23,583
Sato Shoji Corp.	1,000	7,748
Satori Electric Co. Ltd.	900	7,397
Sawai Pharmaceutical Co. Ltd.	1,800	96,323
Saxa Holdings, Inc.	300	4,198
SB Technology Corp.	400	7,879
SBI Holdings, Inc.(x)	7,860	114,666
SCREEN Holdings Co. Ltd.(x)	1,300	48,007
Scroll Corp.	1,700	4,548
SCSK Corp.	1,532	68,306
Secom Co. Ltd.	6,400	532,111
Sega Sammy Holdings, Inc.	6,700	81,579
Seibu Holdings, Inc.	8,500	93,602
Seika Corp.	800	8,043
Seikagaku Corp.	2,400	25,077
Seikitokyu Kogyo Co. Ltd.	600	4,536
Seiko Epson Corp.	8,400	90,900
Seiko Holdings Corp.	1,200	19,358
Seino Holdings Co. Ltd.	5,000	54,326
Seiren Co. Ltd.	3,200	38,491
Sekisui Chemical Co. Ltd.	15,400	204,249
Sekisui House Ltd.	23,400	386,716
Sekisui Jushi Corp.	1,000	18,426
Sekisui Plastics Co. Ltd.	1,000	5,183
Senko Group Holdings Co. Ltd.	4,000	31,086
Senshu Ikeda Holdings, Inc.	6,880	10,384
Senshukai Co. Ltd.	2,200	7,276
Seven & i Holdings Co. Ltd.	24,236	800,330
Seven Bank Ltd.	26,000	67,200
SG Holdings Co. Ltd.	6,700	159,835
Sharp Corp.*	8,100	84,869
Shibaura Machine Co. Ltd.(x)	1,400	27,795
Shibaura Mechatronics Corp.(x)	200	4,402
Shibusawa Warehouse Co. Ltd. (The)	600	11,257
Shibuya Corp.	700	16,484
Shiga Bank Ltd. (The)(x)	200	4,758
Shikibo Ltd.(x)	700	6,316
Shikoku Bank Ltd. (The)(x)	1,600	12,641
Shikoku Chemicals Corp.(x)	1,000	9,190
Shikoku Electric Power Co., Inc.(x)	7,600	60,153
Shima Seiki Manufacturing Ltd.	900	11,896
Shimachu Co. Ltd.	100	2,469
Shimadzu Corp.	8,000	210,583
Shimamura Co. Ltd.	800	48,318
Shimano, Inc.	2,600	372,386
Shimizu Bank Ltd. (The)	400	6,845
Shimizu Corp.	21,100	165,032
Shimojima Co. Ltd.	800	9,001
Shin Nippon Air Technologies Co. Ltd.(x)	900	18,033
Shin Nippon Biomedical Laboratories Ltd.(x)	700	3,419
Shinagawa Refractories Co. Ltd.	300	6,160
Shindengen Electric Manufacturing Co. Ltd.	400	8,614
Shin-Etsu Chemical Co. Ltd.	10,600	1,050,554
Shin-Etsu Polymer Co. Ltd.	2,500	19,495
Shingakukai Holdings Co. Ltd.	600	2,464
Shin-Keisei Electric Railway Co. Ltd.	200	4,057
Shinko Electric Industries Co. Ltd.	3,100	29,650
Shinko Shoji Co. Ltd.	2,200	18,151
Shinmaywa Industries Ltd.(x)	1,800	18,757
Shinnihon Corp.(x)	1,600	12,225
Shinsei Bank Ltd.	4,900	65,402
Shinsho Corp.	300	5,241
Shinwa Co. Ltd.	600	9,569
Shinyei Kaisha*	100	516
Shionogi & Co. Ltd.	8,800	433,013
Ship Healthcare Holdings, Inc.(x)	1,500	61,501
Shiseido Co. Ltd.	12,500	738,398
Shizuoka Bank Ltd. (The)(x)	13,900	84,567
Shizuoka Gas Co. Ltd.	3,000	24,422
SHO-BOND Holdings Co. Ltd.	1,800	72,015
Shobunsha Holdings, Inc.*	700	2,422
Shochiku Co. Ltd.(x)	400	44,899
Shoko Co. Ltd.*	400	2,269
Showa Corp.	2,600	54,469
Showa Denko KK	4,500	93,040
Showa Sangyo Co. Ltd.	1,000	29,820
Shuei Yobiko Co. Ltd.*	200	741
Siix Corp.	1,400	11,227
Sinanen Holdings Co. Ltd.(x)	400	9,714
Sinfonia Technology Co. Ltd.	1,400	12,444
Sintokogio Ltd.	2,600	18,151
SK Japan Co. Ltd.	200	510
SKY Perfect JSAT Holdings, Inc.	9,000	32,037
Skylark Holdings Co. Ltd.(x)	7,900	117,288
SMC Corp.	2,000	853,744
SMK Corp.	300	6,404
SMS Co. Ltd.(x)	2,800	54,156
SNT Corp.	2,400	4,929
Soda Nikka Co. Ltd.	1,000	5,516
Softbank Corp.(x)	56,000	712,823
SoftBank Group Corp.	49,112	1,719,755
Softbrain Co. Ltd.	2,000	6,973
Sogo Medical Holdings Co. Ltd.	800	18,875
Sohgo Security Services Co. Ltd.	2,900	141,287
Sojitz Corp.	39,100	91,814
Sompo Holdings, Inc.	13,050	403,669
Sony Corp.	39,900	2,371,784
Sony Financial Holdings, Inc.	5,500	92,965
Soshin Electric Co. Ltd.	600	1,955
Sotetsu Holdings, Inc.	3,000	77,165
Space Value Holdings Co. Ltd.	2,000	6,900
SPK Corp.	400	4,653
Square Enix Holdings Co. Ltd.	2,800	125,131
SRA Holdings	600	11,858
ST Corp.(x)	600	8,906
St Marc Holdings Co. Ltd.	800	12,841
Stanley Electric Co. Ltd.	5,400	106,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Star Micronics Co. Ltd.	2,300	$23,229
Starzen Co. Ltd.(x)	400	16,485
Stella Chemifa Corp.	500	11,225
Studio Alice Co. Ltd.	500	6,834
Subaru Corp.	21,700	416,633
Sugi Holdings Co. Ltd.	1,500	80,346
Sugimoto & Co. Ltd.	600	9,839
SUMCO Corp.	8,000	102,880
Sumida Corp.	700	4,290
Suminoe Textile Co. Ltd.	300	4,714
Sumiseki Holdings, Inc.	3,800	4,085
Sumitomo Bakelite Co. Ltd.(x)	1,200	25,456
Sumitomo Chemical Co. Ltd.	44,000	130,570
Sumitomo Corp.	42,680	489,405
Sumitomo Dainippon Pharma Co. Ltd.	4,700	60,984
Sumitomo Densetsu Co. Ltd.	900	18,508
Sumitomo Electric Industries Ltd.	23,100	242,984
Sumitomo Forestry Co. Ltd.	4,800	61,537
Sumitomo Heavy Industries Ltd.	4,000	72,145
Sumitomo Metal Mining Co. Ltd.	8,700	178,428
Sumitomo Mitsui Construction Co. Ltd.(x)	7,200	31,782
Sumitomo Mitsui Financial Group, Inc.	43,050	1,045,999
Sumitomo Mitsui Trust Holdings, Inc.	13,141	379,631
Sumitomo Osaka Cement Co. Ltd.	1,300	39,014
Sumitomo Precision Products Co. Ltd.	200	4,106
Sumitomo Realty & Development Co. Ltd.	15,900	387,533
Sumitomo Riko Co. Ltd.	2,000	10,820
Sumitomo Rubber Industries Ltd.	7,284	68,744
Sumitomo Seika Chemicals Co. Ltd.	400	9,860
Sumitomo Warehouse Co. Ltd. (The)	4,500	49,286
Sun Frontier Fudousan Co. Ltd.	1,000	7,573
Sundrug Co. Ltd.	2,300	73,818
Suntory Beverage & Food Ltd.	4,700	177,855
Sun-Wa Technos Corp.	600	4,533
Suruga Bank Ltd.(x)	5,500	18,000
Sushiro Global Holdings Ltd.	3,200	47,102
Suzuden Corp.	300	3,082
Suzuken Co. Ltd.	3,190	116,269
Suzuki Motor Corp.	14,000	334,990
SWCC Showa Holdings Co. Ltd.	1,500	13,995
Sysmex Corp.	4,900	354,279
Systena Corp.	4,000	53,758
T Hasegawa Co. Ltd.	1,600	30,218
T RAD Co. Ltd.	400	4,603
T&D Holdings, Inc.	21,600	176,352
Tac Co. Ltd.	700	1,037
Tachibana Eletech Co. Ltd.	840	11,269
Tachi-S Co. Ltd.(x)	1,600	14,520
Tadano Ltd.(x)	5,000	35,827
Taihei Dengyo Kaisha Ltd.(x)	500	10,698
Taiheiyo Cement Corp.	4,478	76,586
Taiheiyo Kouhatsu, Inc.	400	2,398
Taiho Kogyo Co. Ltd.(x)	800	3,984
Taikisha Ltd.	1,000	29,180
Taiko Pharmaceutical Co. Ltd.(x)	1,200	17,219
Taisei Corp.	7,000	213,992
Taisei Lamick Co. Ltd.	300	7,002
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	86,071
Taiyo Holdings Co. Ltd.(x)	900	33,929
Taiyo Nippon Sanso Corp.	6,600	97,758
Taiyo Yuden Co. Ltd.(x)	3,000	79,317
Takachiho Koheki Co. Ltd.	500	4,442
Takadakiko Co. Ltd.	100	2,083
Takamatsu Construction Group Co. Ltd.	1,000	21,504
Takano Co. Ltd.	400	2,806
Takaoka Toko Co. Ltd.	400	3,510
Taka-Q Co. Ltd.(x)*	500	622
Takara & Co. Ltd.	700	10,885
Takara Bio, Inc.	1,700	35,071
Takara Holdings, Inc.	6,000	44,950
Takara Leben Co. Ltd.	4,400	14,202
Takara Standard Co. Ltd.	2,500	38,406
Takasago International Corp.	800	14,952
Takasago Thermal Engineering Co. Ltd.(x)	1,900	29,419
Takashima & Co. Ltd.	200	2,700
Takashimaya Co. Ltd.	5,300	47,771
Take And Give Needs Co. Ltd.(x)	600	3,092
Takeda Pharmaceutical Co. Ltd.	52,500	1,606,636
Takihyo Co. Ltd.	200	2,853
Takuma Co. Ltd.	4,000	44,560
Tamron Co. Ltd.	1,200	20,101
Tamura Corp.	3,000	10,972
Tanaka Co. Ltd.	300	1,808
Tanseisha Co. Ltd.	1,950	13,118
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	8,513
Taya Co. Ltd.*	200	1,037
Tayca Corp.(x)	1,000	13,296
TBK Co. Ltd.	1,000	4,331
TDC Soft, Inc.	800	5,876
TDK Corp.	3,400	263,096
Teac Corp.*	600	812
TechnoPro Holdings, Inc.	1,500	69,661
Teijin Ltd.	5,200	88,097
Teikoku Electric Manufacturing Co. Ltd.	800	9,726
Teikoku Sen-I Co. Ltd.	1,000	19,440
Teikoku Tsushin Kogyo Co. Ltd.(x)	400	4,384
Tekken Corp.(x)	800	17,390
Ten Allied Co. Ltd.*	800	2,869
Tenma Corp.(x)	1,100	16,446
Terumo Corp.	17,800	612,133
T-Gaia Corp.	600	11,379
THK Co. Ltd.	4,000	81,669
Tigers Polymer Corp.	600	2,510
TIS, Inc.	6,900	114,045
Titan Kogyo Ltd.	100	1,503
TKC Corp.	900	40,480
Toa Corp./Hyogo(x)	1,000	7,457
Toa Corp./Tokyo	1,100	14,694
TOA ROAD Corp.	200	5,564
Toabo Corp.	400	1,710
Toagosei Co. Ltd.	3,900	33,939
Tobishima Corp.	800	7,424
Tobu Railway Co. Ltd.	6,800	237,682
TOC Co. Ltd.(x)	4,700	25,535
Tocalo Co. Ltd.	2,400	22,619
Tochigi Bank Ltd. (The)	6,000	8,596
Toda Corp.(x)	8,800	51,232
Toda Kogyo Corp.	100	1,120
Toei Co. Ltd.	200	25,126
Toenec Corp.	200	5,891
Toho Bank Ltd. (The)	10,000	25,009
Toho Co. Ltd.	4,100	125,352
Toho Co. Ltd./Kobe	400	6,178
Toho Gas Co. Ltd.	3,200	146,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Holdings Co. Ltd.(x)	1,900	$39,938
Toho Titanium Co. Ltd.	2,100	12,548
Toho Zinc Co. Ltd.(x)*	700	7,762
Tohoku Bank Ltd. (The)	600	4,857
Tohoku Electric Power Co., Inc.	15,700	151,574
Tohto Suisan Co. Ltd.	200	4,820
Tokai Carbon Co. Ltd.(x)	6,400	52,802
TOKAI Holdings Corp.	2,000	17,376
Tokai Rika Co. Ltd.	2,900	36,106
Tokai Senko KK	100	1,068
Tokai Tokyo Financial Holdings, Inc.	9,600	21,827
Token Corp.	520	38,526
Tokio Marine Holdings, Inc.	22,200	1,018,148
Tokushu Tokai Paper Co. Ltd.(x)	800	31,631
Tokuyama Corp.	2,200	42,529
Tokyo Broadcasting System Holdings, Inc.	3,700	51,550
Tokyo Century Corp.	1,400	43,785
Tokyo Dome Corp.(x)	4,500	30,154
Tokyo Electric Power Co. Holdings, Inc.*	54,600	190,789
Tokyo Electron Ltd.	4,200	789,765
Tokyo Energy & Systems, Inc.	1,000	7,657
Tokyo Gas Co. Ltd.	13,500	319,842
Tokyo Individualized Educational Institute, Inc.	900	3,750
Tokyo Keiki, Inc.(x)	800	5,134
Tokyo Kikai Seisakusho Ltd.	300	703
Tokyo Kiraboshi Financial Group, Inc.(x)	1,451	15,332
Tokyo Ohka Kogyo Co. Ltd.	1,300	49,828
Tokyo Rakutenchi Co. Ltd.	200	7,542
Tokyo Rope Manufacturing Co. Ltd.*	800	4,530
Tokyo Sangyo Co. Ltd.	1,000	4,508
Tokyo Seimitsu Co. Ltd.	800	22,752
Tokyo Steel Manufacturing Co. Ltd.	3,800	23,801
Tokyo Tatemono Co. Ltd.	7,591	80,346
Tokyo Tekko Co. Ltd.(x)	400	4,369
Tokyo Theatres Co., Inc.	400	4,233
Tokyotokeiba Co. Ltd.	800	20,715
Tokyu Construction Co. Ltd.(x)	4,940	26,019
Tokyu Corp.	18,000	283,545
Tokyu Fudosan Holdings Corp.	20,000	95,728
Toli Corp.(x)	3,000	7,225
Tomato Bank Ltd.	400	3,879
Tomen Devices Corp.(x)	100	3,005
Tomoe Corp.	1,800	5,532
Tomoe Engineering Co. Ltd.	400	7,650
Tomoegawa Co. Ltd.*	400	2,816
Tomoku Co. Ltd.	800	11,314
TOMONY Holdings, Inc.	9,400	31,275
Tomy Co. Ltd.	3,700	26,103
Tonami Holdings Co. Ltd.	200	8,945
Top Culture Co. Ltd.*	400	1,203
Topcon Corp.	2,800	20,746
Toppan Forms Co. Ltd.	2,600	23,173
Toppan Printing Co. Ltd.	9,200	141,001
Topre Corp.	2,500	27,766
Topy Industries Ltd.	1,000	12,749
Toray Industries, Inc.	49,800	215,943
Torigoe Co. Ltd. (The)	1,200	9,637
Torii Pharmaceutical Co. Ltd.	800	19,971
Torishima Pump Manufacturing Co. Ltd.	1,500	10,531
Tose Co. Ltd.	300	1,997
Toshiba TEC Corp.	600	18,898
Tosoh Corp.	10,700	121,737
Totetsu Kogyo Co. Ltd.(x)	1,000	27,042
TOTO Ltd.	5,400	179,750
Totoku Electric Co. Ltd.	100	2,239
Tottori Bank Ltd. (The)	300	3,107
Toukei Computer Co. Ltd.	200	6,968
Tow Co. Ltd.	1,200	3,003
Towa Bank Ltd. (The)	1,300	7,568
Towa Corp.	1,200	8,263
Towa Pharmaceutical Co. Ltd.	1,800	37,812
Toyo Construction Co. Ltd.	3,600	14,604
Toyo Corp.	1,600	14,396
Toyo Denki Seizo KK	400	4,172
Toyo Engineering Corp.*	1,600	4,788
Toyo Ink SC Holdings Co. Ltd.	200	3,785
Toyo Kanetsu KK	600	10,857
Toyo Logistics Co. Ltd.	1,000	3,228
Toyo Machinery & Metal Co. Ltd.	1,000	3,768
Toyo Securities Co. Ltd.	4,000	4,887
Toyo Seikan Group Holdings Ltd.	4,800	54,786
Toyo Shutter Co. Ltd.	200	1,243
Toyo Sugar Refining Co. Ltd.	200	2,179
Toyo Suisan Kaisha Ltd.	3,100	150,088
Toyo Tanso Co. Ltd.	700	9,057
Toyo Tire Corp.	5,000	57,366
Toyo Wharf & Warehouse Co. Ltd.	300	3,603
Toyobo Co. Ltd.(x)	1,700	17,971
Toyoda Gosei Co. Ltd.	2,400	41,151
Toyota Boshoku Corp.(x)	1,800	21,430
Toyota Industries Corp.	5,700	273,514
Toyota Motor Corp.	132,928	8,002,501
Toyota Tsusho Corp.	7,800	183,638
TPR Co. Ltd.(x)	1,500	15,984
Transcosmos, Inc.	1,600	28,342
Trend Micro, Inc.	3,400	167,940
Trusco Nakayama Corp.	1,400	30,363
TS Tech Co. Ltd.(x)	2,300	54,496
TSI Holdings Co. Ltd.	4,825	17,668
Tsubakimoto Chain Co.	1,200	27,317
Tsubakimoto Kogyo Co. Ltd.	200	6,679
Tsudakoma Corp.	300	2,217
Tsugami Corp.	3,000	20,882
Tsukamoto Corp. Co. Ltd.	200	1,957
Tsukishima Kikai Co. Ltd.	2,000	25,278
Tsukuba Bank Ltd.	5,400	8,487
Tsumura & Co.	2,700	68,872
Tsuruha Holdings, Inc.	1,500	198,330
Tsutsumi Jewelry Co. Ltd.	500	8,015
TV Asahi Holdings Corp.	3,000	45,358
Tv Tokyo Holdings Corp.	500	11,203
TYK Corp.	1,000	2,610
UACJ Corp.	1,226	17,600
Ube Industries Ltd.	900	13,792
Uchida Yoko Co. Ltd.	400	13,144
Ueki Corp.	100	2,376
Ulvac, Inc.	1,200	28,693
Unicafe, Inc.	300	2,362
Unicharm Corp.	12,100	454,323
Uniden Holdings Corp.(x)	300	5,062
Unipres Corp.	1,600	14,268
United Arrows Ltd.	1,100	16,509
United Super Markets Holdings, Inc.	3,520	31,367
Unitika Ltd.*	2,900	7,233
Unizo Holdings Co. Ltd.	1,100	61,140
Ushio, Inc.	3,900	37,305
USS Co. Ltd.	7,300	100,552
Utoc Corp.	900	4,420
Valor Holdings Co. Ltd.(x)	2,400	42,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Valqua Ltd.(x)	1,000	$16,201
Vital KSK Holdings, Inc.	2,300	23,494
Wacoal Holdings Corp.	500	10,882
Wacom Co. Ltd.	8,000	23,515
Wakachiku Construction Co. Ltd.	700	7,841
Wakamoto Pharmaceutical Co. Ltd.*	1,000	2,133
Warabeya Nichiyo Holdings Co. Ltd.	700	11,372
Watabe Wedding Corp.	300	970
WATAMI Co. Ltd.(x)	1,400	12,076
Weathernews, Inc.	300	9,827
Welcia Holdings Co. Ltd.	2,000	140,811
West Japan Railway Co.	5,600	383,506
Wood One Co. Ltd.	400	3,800
Xebio Holdings Co. Ltd.	1,400	11,575
YAC Holdings Co. Ltd.	500	1,893
Yahagi Construction Co. Ltd.	1,700	12,320
Yaizu Suisankagaku Industry Co. Ltd.	600	5,336
Yakult Honsha Co. Ltd.	4,900	290,182
YAMABIKO Corp.	2,000	15,036
Yamada Denki Co. Ltd.*	22,372	89,330
Yamagata Bank Ltd. (The)	1,400	17,356
Yamaguchi Financial Group, Inc.	4,000	22,654
Yamaha Corp.	4,200	163,723
Yamaha Motor Co. Ltd.	8,500	102,673
Yamaha Motor Robotics Holdings Co. Ltd.*	900	6,244
Yamaichi Electronics Co. Ltd.	1,200	15,352
Yamanashi Chuo Bank Ltd. (The)(x)	1,400	9,539
Yamashita Health Care Holdings, Inc.	100	1,618
Yamatane Corp.	600	6,156
Yamato Corp.	1,000	5,881
Yamato Holdings Co. Ltd.	11,700	183,624
Yamato International, Inc.	700	1,814
Yamato Kogyo Co. Ltd.(x)	1,200	20,588
Yamaura Corp.	500	3,763
Yamaya Corp.	110	2,054
Yamazaki Baking Co. Ltd.	6,000	125,631
Yamazawa Co. Ltd.	300	4,388
Yamazen Corp.(x)	4,700	39,534
Yaoko Co. Ltd.(x)	1,000	61,866
Yaskawa Electric Corp.	7,600	208,850
Yasuda Logistics Corp.	1,000	7,821
Yellow Hat Ltd.	2,200	30,628
Yodogawa Steel Works Ltd.	1,800	29,462
Yokogawa Bridge Holdings Corp.	2,000	36,457
Yokogawa Electric Corp.	6,400	77,082
Yokohama Reito Co. Ltd.	2,600	22,286
Yokohama Rubber Co. Ltd. (The)	5,000	62,036
Yokowo Co. Ltd.(x)	1,000	19,966
Yomeishu Seizo Co. Ltd.	500	9,093
Yomiuri Land Co. Ltd.(x)	200	6,097
Yondenko Corp.	200	4,598
Yondoshi Holdings, Inc.	900	16,203
Yorozu Corp.(x)	700	6,851
Yoshinoya Holdings Co. Ltd.	3,000	57,441
Yuasa Trading Co. Ltd.	1,200	31,756
Yuken Kogyo Co. Ltd.	200	2,628
Yurtec Corp.	2,000	11,382
Yushin Precision Equipment Co. Ltd.	1,200	7,452
Yushiro Chemical Industry Co. Ltd.	600	6,573
Z Holdings Corp.	95,400	306,862
Zappallas, Inc.*	1,000	2,818
Zenkoku Hosho Co. Ltd.	2,400	75,372
Zenrin Co. Ltd.(x)	2,550	24,927
Zensho Holdings Co. Ltd.(x)	3,200	61,063
Zeon Corp.	7,000	52,644
Zeria Pharmaceutical Co. Ltd.(x)	1,100	21,288
ZOZO, Inc.(x)	4,800	64,406
Zuken, Inc.	800	16,953

		130,768,623

Mexico (0.2%)
Fresnillo plc	13,028	107,610
Grupo Televisa SAB (ADR)	294,000	1,705,200

		1,812,810

Netherlands (3.8%)
ASML Holding NV	36,706	9,755,007
EXOR NV	93,000	4,790,405
ING Groep NV	332,512	1,741,719
Just Eat Takeaway(m)*	7,635	574,696
Koninklijke Ahold Delhaize NV	94,148	2,203,374
Koninklijke Philips NV	77,392	3,132,420
Royal Dutch Shell plc, Class A	291,461	5,100,509
Royal Dutch Shell plc, Class B	263,779	4,422,760

		31,720,890

New Zealand (0.1%)
a2 Milk Co. Ltd.*	42,554	440,325
Fisher & Paykel Healthcare Corp. Ltd.	7,356	130,601
Fletcher Building Ltd.(x)	17,976	36,609
SKYCITY Entertainment Group Ltd.	12,612	13,085
Spark New Zealand Ltd.	15,442	38,407
Xero Ltd.*	6,287	269,606

		928,633

Russia (0.0%)
Evraz plc	36,843	105,141

South Africa (0.7%)
Anglo American plc	87,139	1,522,691
Naspers Ltd., Class N	32,220	4,577,527

		6,100,218

South Korea (0.7%)
NAVER Corp.	36,650	5,041,697
Samsung Electronics Co. Ltd.	30,400	1,181,469

		6,223,166

Spain (2.0%)
Amadeus IT Group SA	36,886	1,749,335
Banco Bilbao Vizcaya Argentaria SA	564,723	1,805,292
Banco Santander SA	1,416,755	3,448,310
Iberdrola SA	509,830	5,034,062
Industria de Diseno Textil SA	95,082	2,468,497
Telefonica SA	397,842	1,826,428

		16,331,924

Sweden (1.5%)
Hennes & Mauritz AB, Class B	344,334	4,430,532
SKF AB, Class B	294,400	4,050,321
Volvo AB, Class B	370,600	4,456,359

		12,937,212

Switzerland (3.2%)
Cie Financiere Richemont SA (Registered)	58,100	3,184,148
Coca-Cola HBC AG	12,214	262,516
Credit Suisse Group AG (Registered)(x)*	904,100	7,465,505
Glencore plc*	6,127,280	9,351,824
Kuehne + Nagel International AG (Registered)(x)	7,700	1,058,357
LafargeHolcim Ltd. (Registered)*	77,979	2,850,660
Nestle SA (Registered)	1,400	144,296
Swatch Group AG (The)	13,795	2,757,122

		27,074,428

Taiwan (0.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	544,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
United Arab Emirates (0.0%)
NMC Health plc(r)	5,412	$7,036

United Kingdom (19.4%)
3i Group plc	63,846	624,835
Admiral Group plc	12,783	352,724
Ashtead Group plc	262,264	5,825,048
Associated British Foods plc	22,458	504,022
AstraZeneca plc	93,372	8,340,740
Auto Trader Group plc(m)	58,425	317,519
AVEVA Group plc	4,726	204,068
Aviva plc	277,790	922,235
BAE Systems plc	226,158	1,459,318
Barclays plc	1,214,333	1,410,949
Barratt Developments plc	63,007	343,394
Berkeley Group Holdings plc	8,324	372,092
BP plc	1,422,457	6,051,376
British American Tobacco plc	165,150	5,639,602
British Land Co. plc (The) (REIT)	56,016	233,047
BT Group plc	617,071	900,014
Bunzl plc	171,901	3,466,024
Burberry Group plc	26,586	434,950
Centrica plc	350,553	164,896
CNH Industrial NV	1,065,900	6,098,670
Compass Group plc	111,951	1,749,191
Croda International plc	7,859	415,625
DCC plc	6,356	400,869
Diageo plc	164,634	5,273,009
DS Smith plc	87,864	298,952
easyJet plc	17,468	125,710
Experian plc	64,112	1,784,762
G4S plc	1,252,600	1,429,693
GlaxoSmithKline plc	348,658	6,539,900
Halma plc	26,947	640,223
Hargreaves Lansdown plc	21,726	372,268
HSBC Holdings plc	1,440,444	8,111,977
Imperial Brands plc	67,301	1,247,487
Informa plc	82,435	457,185
InterContinental Hotels Group plc	12,332	528,002
Intermediate Capital Group plc	19,632	217,477
International Consolidated Airlines Group SA	97,719	259,057
Intertek Group plc	10,628	621,195
ITV plc	247,042	204,265
J Sainsbury plc	94,446	245,966
Janus Henderson Group plc (CHDI)	4,692	73,987
JD Sports Fashion plc	24,730	142,338
Johnson Matthey plc	12,467	277,056
Land Securities Group plc (REIT)	45,119	310,858
Legal & General Group plc	421,118	1,007,463
Liberty Global plc, Class A*	145,000	2,393,950
Liberty Global plc, Class C*	99,355	1,560,867
Linde plc(x)	47,602	8,589,519
Lloyds Banking Group plc	22,029,836	8,687,342
London Stock Exchange Group plc	22,129	1,993,859
M&G plc*	169,745	236,366
Meggitt plc	54,746	198,325
Melrose Industries plc	324,752	366,742
Mondi plc	31,161	531,516
National Grid plc	245,732	2,880,101
Next plc	8,104	408,205
Ocado Group plc*	32,184	485,983
Pearson plc	47,364	327,039
Pennon Group plc	28,285	383,328
Persimmon plc	22,544	533,896
Phoenix Group Holdings plc	35,637	276,458
Prudential plc	444,935	5,679,609
Reckitt Benckiser Group plc	64,072	4,917,375
RELX plc	132,785	2,846,528
Rentokil Initial plc	131,644	631,839
Rightmove plc	58,982	355,722
Rolls-Royce Holdings plc*	1,011,924	4,258,580
Royal Bank of Scotland Group plc	2,466,911	3,440,995
RSA Insurance Group plc	61,051	317,345
Sage Group plc (The)	72,635	531,980
Schroders plc	145,203	4,459,939
Segro plc (REIT)	71,196	673,290
Severn Trent plc	14,862	419,175
Smith & Nephew plc	61,831	1,097,227
Smiths Group plc	169,202	2,561,580
Spirax-Sarco Engineering plc	4,870	491,957
SSE plc	73,137	1,180,365
St James’s Place plc	35,158	335,013
Standard Chartered plc	187,255	1,032,087
Standard Life Aberdeen plc	152,573	422,092
Taylor Wimpey plc	215,824	313,628
Tesco plc	683,443	1,935,348
Unilever NV	118,207	5,824,060
Unilever plc	77,783	3,926,761
United Utilities Group plc	43,733	488,355
Virgin Money UK plc (CHDI)*	42,653	33,407
Vodafone Group plc	1,896,397	2,649,094
Whitbread plc	8,497	318,189
Wm Morrison Supermarkets plc	156,964	345,790
WPP plc	646,545	4,405,364

		162,146,228

United States (0.5%)
Amcor plc (CHDI)	53,825	436,624
Carnival plc	9,722	118,003
Ferguson plc	47,535	2,972,401
James Hardie Industries plc (CHDI)	24,166	281,859
News Corp. (CHDI), Class B	2,956	27,034
Reliance Worldwide Corp. Ltd.(x)	38,310	60,804
ResMed, Inc. (CHDI)(x)	23,600	362,616
Sims Ltd.	6,752	25,231

		4,284,572

Total Common Stocks (82.6%) (Cost $848,693,874)		691,052,960

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $591,528)	95,871	679,509

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	8,425,415	8,426,258

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $5,000,003, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	$5,000,000	$5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,900,008, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,938,000.(xx)	1,900,000	1,900,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $236,857, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $241,594.(xx)	236,857	236,857
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		14,136,857

Total Short-Term Investments (2.7%) (Cost $22,563,111)		22,563,115

Total Investments in Securities (85.4%) (Cost $871,848,513)		714,295,584
Other Assets Less Liabilities (14.6%)		121,910,042

Net Assets (100%)		$836,205,626

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $956,120 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $30,944,229. This was collateralized by $18,631,558 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/7/20 - 2/15/50 and by cash of $14,136,857 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$131,128,668	15.7%
Industrials	111,863,600	13.4
Consumer Discretionary	110,307,198	13.2
Materials	66,099,539	7.9
Consumer Staples	62,007,853	7.4
Health Care	58,573,082	7.0
Communication Services	48,843,245	5.8
Information Technology	44,399,440	5.3
Energy	30,686,721	3.7
Utilities	20,095,666	2.4
Repurchase Agreements	14,136,857	1.7
Investment Company	8,426,258	1.0
Real Estate	7,047,948	0.8
Closed End Fund	679,509	0.1
Cash and Other	121,910,042	14.6

		100.0%

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	175,541	4,944,268	—	—	—	(1,904,438)	3,039,830	—	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
EURO STOXX 50 Index	(3,284)	6/2020	EUR	(99,494,242)	(5,897,264)
FTSE 100 Index	(918)	6/2020	GBP	(64,258,665)	(2,320,663)
SPI 200 Index	(321)	6/2020	AUD	(25,218,931)	679,010
TOPIX Index	(524)	6/2020	JPY	(68,372,193)	(4,756,841)

					(12,295,758)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	520,000	USD	534,402	JPMorgan Chase Bank	6/17/2020	7,841
AUD	8,021,991	USD	4,734,671	Citibank NA	6/19/2020	200,667
AUD	465,881	USD	280,893	Deutsche Bank AG	6/19/2020	5,729
EUR	5,888,270	USD	6,295,036	Citibank NA	6/19/2020	218,722
GBP	6,467,043	USD	7,617,485	Citibank NA	6/19/2020	426,223
GBP	5,003,398	USD	5,894,814	HSBC Bank plc	6/19/2020	328,412
JPY	100,128,004	USD	903,340	HSBC Bank plc	6/19/2020	30,999
USD	21,742,409	AUD	33,559,192	Citibank NA	6/19/2020	1,095,921
USD	1,710,117	AUD	2,726,325	HSBC Bank plc	6/19/2020	32,811
USD	78,748,388	EUR	69,989,313	Citibank NA	6/19/2020	1,324,389
USD	62,548,185	EUR	55,174,747	HSBC Bank plc	6/19/2020	1,512,445
USD	24,513,198	GBP	18,951,692	Citibank NA	6/19/2020	941,083
USD	36,110,902	GBP	28,001,275	HSBC Bank plc	6/19/2020	1,282,916
USD	82,706,610	JPY	8,630,820,529	Citibank NA	6/19/2020	2,168,583
USD	4,125,232	JPY	434,108,834	HSBC Bank plc	6/19/2020	74,370

Total unrealized appreciation						9,651,111

USD	2,323,668	CHF	2,259,000	JPMorgan Chase Bank	6/17/2020	(31,961)
EUR	4,841,476	USD	5,378,808	Citibank NA	6/19/2020	(23,041)
EUR	2,307,477	USD	2,553,085	HSBC Bank plc	6/19/2020	(494)
JPY	333,054,545	USD	3,122,681	HSBC Bank plc	6/19/2020	(14,801)
USD	9,276,843	AUD	15,098,297	Citibank NA	6/19/2020	(12,021)
USD	3,725,256	AUD	6,122,926	Deutsche Bank AG	6/19/2020	(41,728)
USD	1,034,045	EUR	951,363	Citibank NA	6/19/2020	(18,377)
USD	28,047,832	GBP	22,669,739	Citibank NA	6/19/2020	(148,790)
USD	732,905	GBP	603,098	HSBC Bank plc	6/19/2020	(17,229)
USD	7,108,078	JPY	788,142,160	Citibank NA	6/19/2020	(246,427)
USD	2,958,622	JPY	322,428,009	Deutsche Bank AG	6/19/2020	(50,096)

Total unrealized depreciation						(604,965)

Net unrealized appreciation						9,046,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Fund	$—	$679,509	$—	$679,509
Common Stocks
Australia	—	57,470,345	82,076	57,552,421
Belgium	—	3,196,601	—	3,196,601
Canada	3,872,304	—	—	3,872,304
Chile	—	207,870	—	207,870
China	4,057,652	—	—	4,057,652
Finland	—	4,017,487	—	4,017,487
France	—	95,624,967	—	95,624,967
Germany	—	92,889,890	—	92,889,890
India	—	1,651,231	—	1,651,231
Indonesia	—	1,248,144	—	1,248,144
Ireland	5,266,528	4,108,490	—	9,375,018
Italy	—	16,374,007	—	16,374,007
Japan	—	130,768,623	—	130,768,623
Mexico	1,705,200	107,610	—	1,812,810
Netherlands	—	31,720,890	—	31,720,890
New Zealand	—	928,633	—	928,633
Russia	—	105,141	—	105,141
South Africa	—	6,100,218	—	6,100,218
South Korea	—	6,223,166	—	6,223,166
Spain	—	16,331,924	—	16,331,924
Sweden	—	12,937,212	—	12,937,212
Switzerland	—	27,074,428	—	27,074,428
Taiwan	—	544,487	—	544,487
United Arab Emirates	—	—	7,036	7,036
United Kingdom	3,954,817	158,191,411	—	162,146,228
United States	—	4,284,572	—	4,284,572
Forward Currency Contracts	—	9,651,111	—	9,651,111
Futures	679,010	—	—	679,010
Short-Term Investments
Investment Company	8,426,258	—	—	8,426,258
Repurchase Agreements	—	14,136,857	—	14,136,857

Total Assets	$27,961,769	$696,574,824	$89,112	$724,625,705

Liabilities:
Forward Currency Contracts	$—	$(604,965)	$—	$(604,965)
Futures	(12,974,768)	—	—	(12,974,768)

Total Liabilities	$(12,974,768)	$(604,965)	$—	$(13,579,733)

Total	$14,987,001	$695,969,859	$89,112	$711,045,972

(a)	Securities with a market value of $89,112 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,035,254
Aggregate gross unrealized depreciation	(265,030,839)

Net unrealized depreciation	$(165,995,585)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$877,041,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	96,660	$2,817,639

Media (1.3%)
Comcast Corp., Class A	63,299	2,176,220

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	726,213	1,014,453

Total Communication Services		6,008,312

Consumer Discretionary (4.0%)
Automobiles (1.9%)
General Motors Co.	150,560	3,128,637

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.	26,090	343,605

Internet & Direct Marketing Retail (1.7%)
eBay, Inc.	93,990	2,825,339

Specialty Retail (0.2%)
Gap, Inc. (The)	38,051	267,879

Total Consumer Discretionary		6,565,460

Consumer Staples (6.2%)
Food Products (1.6%)
Archer-Daniels-Midland Co.	74,333	2,615,035

Tobacco (4.6%)
Altria Group, Inc.	58,872	2,276,580
Philip Morris International, Inc.	72,835	5,314,042

		7,590,622

Total Consumer Staples		10,205,657

Energy (12.7%)
Oil, Gas & Consumable Fuels (12.7%)
BP plc (ADR)	144,230	3,517,770
Canadian Natural Resources Ltd.	115,899	1,585,345
Chevron Corp.	50,602	3,666,621
Devon Energy Corp.	177,212	1,224,535
Hess Corp.	61,177	2,037,194
Marathon Oil Corp.	363,284	1,195,204
Noble Energy, Inc.	160,678	970,495
Pioneer Natural Resources Co.	11,186	784,698
Royal Dutch Shell plc (ADR), Class A	81,750	2,852,257
Suncor Energy, Inc.	188,675	2,981,065

Total Energy		20,815,184

Financials (27.9%)
Banks (16.1%)
Bank of America Corp.	348,613	7,401,054
Citigroup, Inc.	168,607	7,101,727
Citizens Financial Group, Inc.	93,139	1,751,944
Fifth Third Bancorp	120,776	1,793,524
JPMorgan Chase & Co.	51,697	4,654,281
PNC Financial Services Group, Inc. (The)	13,440	1,286,477
Wells Fargo & Co.	84,312	2,419,754

		26,408,761

Capital Markets (6.9%)
Bank of New York Mellon Corp. (The)	73,026	2,459,516
Goldman Sachs Group, Inc. (The)	15,552	2,404,184
Morgan Stanley	113,260	3,850,840
State Street Corp.	50,468	2,688,430

		11,402,970

Consumer Finance (0.6%)
Ally Financial, Inc.	67,821	978,657

Insurance (4.3%)
Allstate Corp. (The)	25,657	2,353,517
American International Group, Inc.	125,798	3,050,601
MetLife, Inc.	55,431	1,694,526

		7,098,644

Total Financials		45,889,032

Health Care (13.1%)
Biotechnology (0.7%)
Gilead Sciences, Inc.	15,425	1,153,173

Health Care Providers & Services (6.0%)
Anthem, Inc.	17,305	3,928,927
Cardinal Health, Inc.	14,342	687,555
CVS Health Corp.	40,875	2,425,114
McKesson Corp.	20,804	2,813,949

		9,855,545

Pharmaceuticals (6.4%)
Bristol-Myers Squibb Co.	54,915	3,060,962
Johnson & Johnson	22,019	2,887,352
Mylan NV*	57,733	860,799
Sanofi (ADR)	83,204	3,637,679

		10,446,792

Total Health Care		21,455,510

Industrials (11.0%)
Aerospace & Defense (1.2%)
Textron, Inc.	73,118	1,950,057

Air Freight & Logistics (1.3%)
FedEx Corp.	17,883	2,168,493

Building Products (2.0%)
Johnson Controls International plc	75,522	2,036,073
Trane Technologies plc	14,525	1,199,620

		3,235,693

Electrical Equipment (3.3%)
Eaton Corp. plc	36,317	2,821,468
Emerson Electric Co.	54,562	2,599,879

		5,421,347

Industrial Conglomerates (1.4%)
General Electric Co.	282,252	2,241,081

Machinery (1.8%)
Caterpillar, Inc.	26,079	3,026,207

Total Industrials		18,042,878

Information Technology (10.7%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	78,828	3,098,729

IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	54,206	2,518,953

Semiconductors & Semiconductor Equipment (5.0%)
Intel Corp.	72,784	3,939,070
NXP Semiconductors NV	16,442	1,363,535
QUALCOMM, Inc.	43,618	2,950,758

		8,253,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (2.2%)
Microsoft Corp.	23,129	$3,647,674

Total Information Technology		17,518,719

Materials (4.8%)
Chemicals (3.4%)
CF Industries Holdings, Inc.	83,351	2,267,147
Corteva, Inc.	98,192	2,307,512
DuPont de Nemours, Inc.	28,160	960,256

		5,534,915

Containers & Packaging (1.4%)
International Paper Co.	76,082	2,368,433

Total Materials		7,903,348

Utilities (2.9%)
Electric Utilities (1.7%)
Exelon Corp.	77,130	2,839,155

Independent Power and Renewable Electricity Producers (1.2%)
Vistra Energy Corp.	119,534	1,907,763

Total Utilities		4,746,918

Total Investments in Securities (96.9%) (Cost $182,127,244)		159,151,018
Other Assets Less Liabilities (3.1%)		5,160,255

Net Assets (100%)		$164,311,273

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,076,292	USD	748,225	Royal Bank of Canada	4/17/2020	16,703
EUR	326,701	USD	350,302	Goldman Sachs & Co.	4/17/2020	10,219
GBP	331,226	USD	381,902	Goldman Sachs & Co.	4/17/2020	29,638
GBP	360,730	USD	418,741	Royal Bank of Canada	4/17/2020	29,457
GBP	117,320	USD	145,683	State Street Bank & Trust	4/17/2020	85
USD	255,537	CAD	358,227	Royal Bank of Canada	4/17/2020	943
USD	255,302	CAD	358,484	State Street Bank & Trust	4/17/2020	525
USD	167,379	EUR	151,641	Goldman Sachs & Co.	4/17/2020	40
USD	225,703	EUR	202,606	Royal Bank of Canada	4/17/2020	2,124

Total unrealized appreciation						89,734

CAD	64,284	USD	45,987	Royal Bank of Canada	4/17/2020	(300)
EUR	123,836	USD	136,874	Goldman Sachs & Co.	4/17/2020	(219)
USD	2,115,787	CAD	3,061,587	Royal Bank of Canada	4/17/2020	(60,103)
USD	42,079	CAD	60,913	State Street Bank & Trust	4/17/2020	(1,212)
USD	560,118	EUR	513,475	Goldman Sachs & Co.	4/17/2020	(6,512)
USD	2,730,377	EUR	2,511,463	Royal Bank of Canada	4/17/2020	(41,063)
USD	638,460	GBP	534,530	Goldman Sachs & Co.	4/17/2020	(25,679)
USD	2,228,923	GBP	1,901,290	Royal Bank of Canada	4/17/2020	(133,381)
USD	212,981	GBP	173,667	State Street Bank & Trust	4/17/2020	(2,795)

Total unrealized depreciation						(271,264)

Net unrealized depreciation						(181,530)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,993,859	$1,014,453	$—	$6,008,312
Consumer Discretionary	6,565,460	—	—	6,565,460
Consumer Staples	10,205,657	—	—	10,205,657
Energy	20,815,184	—	—	20,815,184
Financials	45,889,032	—	—	45,889,032
Health Care	21,455,510	—	—	21,455,510
Industrials	18,042,878	—	—	18,042,878
Information Technology	17,518,719	—	—	17,518,719
Materials	7,903,348	—	—	7,903,348
Utilities	4,746,918	—	—	4,746,918
Forward Currency Contracts	—	89,734	—	89,734

Total Assets	$158,136,565	$1,104,187	$—	$159,240,752

Liabilities:
Forward Currency Contracts	$—	$(271,264)	$—	$(271,264)

Total Liabilities	$—	$(271,264)	$—	$(271,264)

Total	$158,136,565	$832,923	$—	$158,969,488

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,818,463
Aggregate gross unrealized depreciation	(44,607,250)

Net unrealized depreciation	$(23,788,787)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,758,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
Charter Hall Long Wale REIT (REIT)	220,395	$606,449
Dexus (REIT)	267,172	1,525,061
Goodman Group (REIT)	113,380	866,154
Mirvac Group (REIT)	665,405	880,672
Scentre Group (REIT)	536,353	531,044

		4,409,380

Belgium (1.0%)
Cofinimmo SA (REIT)	7,769	1,018,230
Montea C.V.A (REIT)*	6,971	647,844

		1,666,074

Brazil (0.6%)
BR Malls Participacoes SA	129,800	246,805
BR Properties SA*	195,000	341,506
Cyrela Brazil Realty SA Empreendimentos e Participacoes	98,868	275,706
MRV Engenharia e Participacoes SA	56,534	131,214

		995,231

Canada (2.6%)
Allied Properties REIT (REIT)	40,928	1,301,157
Canadian Apartment Properties REIT (REIT)	28,197	853,344
H&R REIT (REIT)	30,819	195,562
Killam Apartment REIT (REIT)	82,429	924,273
SmartCentres REIT (REIT)	69,700	933,097

		4,207,433

China (5.7%)
China Aoyuan Group Ltd.	89,000	103,583
China Jinmao Holdings Group Ltd.	742,000	477,422
China Overseas Land & Investment Ltd.	348,000	1,073,904
China Resources Land Ltd.	400,000	1,641,047
China SCE Group Holdings Ltd.	704,000	312,150
CIFI Holdings Group Co. Ltd.	1,080,000	774,625
Logan Property Holdings Co. Ltd.	348,000	533,354
Longfor Group Holdings Ltd.(m)	176,500	854,126
Ronshine China Holdings Ltd.(m)*	145,500	141,602
Shenzhen Investment Ltd.	426,000	131,851
Shimao Property Holdings Ltd.	406,500	1,422,774
Sunac China Holdings Ltd.	245,000	1,126,785
Times China Holdings Ltd.	209,000	347,548
Yuexiu Property Co. Ltd.	1,752,000	314,887

		9,255,658

France (1.7%)
Gecina SA (REIT)	13,843	1,836,401
Icade (REIT)	11,367	900,976

		2,737,377

Germany (6.5%)
Aroundtown SA	194,236	973,403
Deutsche Wohnen SE	46,380	1,772,080
Grand City Properties SA	74,928	1,580,480
Vonovia SE	125,533	6,187,679

		10,513,642

Hong Kong (5.8%)
CK Asset Holdings Ltd.	217,500	1,183,251
Hang Lung Properties Ltd.	1,190,000	2,406,816
Kerry Properties Ltd.	75,000	196,949
Link REIT (REIT)	33,500	282,986
New World Development Co. Ltd.	1,873,000	2,006,287
Sun Hung Kai Properties Ltd.	244,000	3,203,699
Wharf Holdings Ltd. (The)	138,000	243,822

		9,523,810

India (0.1%)
Oberoi Realty Ltd.	34,883	152,075

Indonesia (0.1%)
Bumi Serpong Damai Tbk. PT*	1,033,200	42,062
Pakuwon Jati Tbk. PT	5,446,800	102,013

		144,075

Japan (10.3%)
Activia Properties, Inc. (REIT)	280	897,073
Comforia Residential REIT, Inc. (REIT)	348	992,189
Daiwa House REIT Investment Corp. (REIT)	545	1,331,522
Daiwa Office Investment Corp. (REIT)	133	735,050
Daiwa Securities Living Invest (REIT)	683	576,920
Japan Prime Realty Investment Corp. (REIT)	235	705,773
Japan Real Estate Investment Corp. (REIT)	239	1,401,125
LaSalle Logiport REIT (REIT)	816	1,100,122
Mitsui Fudosan Co. Ltd.	114,342	1,977,665
Mitsui Fudosan Logistics Park, Inc. (REIT)	273	1,153,289
Mori Hills REIT Investment Corp. (REIT)	403	534,950
Nippon Accommodations Fund, Inc. (REIT)	22	119,118
Nippon Building Fund, Inc. (REIT)	211	1,417,678
Nomura Real Estate Holdings, Inc.	46,100	747,757
Sumitomo Realty & Development Co. Ltd.	91,111	2,220,663
Tokyu Fudosan Holdings Corp.	171,200	819,435

		16,730,329

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.2%)
Macquarie Mexico Real Estate Management SA de CV (REIT)(m)	259,800	216,185
PLA Administradora Industrial S de RL de CV (REIT)	142,200	158,070

		374,255

Philippines (1.0%)
Altus San Nicolas Corp.(r)*	5,773	590
Ayala Land, Inc.	875,380	522,818
Megaworld Corp.	9,350,000	461,775
SM Prime Holdings, Inc.	1,113,300	624,183

		1,609,366

Singapore (3.3%)
Ascendas India Trust (REIT)	207,500	173,327
Ascendas REIT (REIT)	438,596	873,983
CapitaLand Ltd.	723,300	1,443,874
CapitaLand Retail China Trust (REIT)	460,300	395,467
City Developments Ltd.	165,600	839,472
Keppel DC REIT (REIT)	424,100	676,099
Mapletree Industrial Trust (REIT)	246,900	417,578
Mapletree Logistics Trust (REIT)	475,800	529,451
Mapletree North Asia Commercial Trust (REIT)(m)	59,700	33,400

		5,382,651

South Africa (0.5%)
Growthpoint Properties Ltd. (REIT)	451,359	323,927
Redefine Properties Ltd. (REIT)	2,568,921	339,938
SA Corporate Real Estate Ltd. (REIT)	1,025,371	64,813

		728,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (0.9%)
Inmobiliaria Colonial SOCIMI SA (REIT)	87,631	$830,670
Merlin Properties SOCIMI SA (REIT)	85,529	646,369

		1,477,039

Sweden (1.9%)
Fabege AB	140,600	1,801,781
Wihlborgs Fastigheter AB	91,710	1,277,023

		3,078,804

Thailand (0.9%)
Central Pattana PCL	1,200,400	1,537,907

United Arab Emirates (0.1%)
Emaar Development PJSC	259,597	153,329

United Kingdom (3.2%)
Assura plc (REIT)	1,203,606	1,245,055
Big Yellow Group plc (REIT)	50,567	629,373
Derwent London plc (REIT)	20,181	817,477
GCP Student Living plc (REIT)	229,407	377,977
Land Securities Group plc (REIT)	100,750	694,142
Tritax Big Box REIT plc (REIT)	608,721	846,254
Workspace Group plc (REIT)	62,902	592,409

		5,202,687

United States (47.7%)
Agree Realty Corp. (REIT)	45,252	2,801,099
Alexandria Real Estate Equities, Inc. (REIT)	12,175	1,668,705
American Assets Trust, Inc. (REIT)	24,666	616,650
American Homes 4 Rent (REIT), Class A	86,846	2,014,827
American Tower Corp. (REIT)	1,760	383,240
Americold Realty Trust (REIT)	54,519	1,855,827
Apartment Investment & Management Co. (REIT), Class A	23,336	820,260
Apple Hospitality REIT, Inc. (REIT)	69,572	637,975
AvalonBay Communities, Inc. (REIT)	16,123	2,372,822
Boston Properties, Inc. (REIT)	57,021	5,259,047
Camden Property Trust (REIT)	887	70,286
CareTrust REIT, Inc. (REIT)	33,662	497,861
Crown Castle International Corp. (REIT)	5,278	762,143
CubeSmart LP (REIT)	22,170	593,934
CyrusOne, Inc. (REIT)	20,136	1,243,398
DiamondRock Hospitality Co. (REIT)	127,522	647,812
Digital Realty Trust, Inc. (REIT)	20,559	2,855,851
Duke Realty Corp. (REIT)	33,717	1,091,756
EastGroup Properties, Inc. (REIT)	3,279	342,590
Equinix, Inc. (REIT)	1,167	728,873
Equity LifeStyle Properties, Inc. (REIT)	20,340	1,169,143
Equity Residential (REIT)	33,081	2,041,429
Essential Properties Realty Trust, Inc. (REIT)	98,784	1,290,119
Extra Space Storage, Inc. (REIT)	6,771	648,391
Federal Realty Investment Trust (REIT)	28,763	2,146,007
Four Corners Property Trust, Inc. (REIT)	7,293	136,452
Gaming and Leisure Properties, Inc. (REIT)	11,964	331,522
Healthpeak Properties, Inc. (REIT)	125,080	2,983,158
Hudson Pacific Properties, Inc. (REIT)	110,787	2,809,558
Invitation Homes, Inc. (REIT)	209,585	4,478,831
Kilroy Realty Corp. (REIT)	15,226	969,896
Kimco Realty Corp. (REIT)	99,691	964,012
Medical Properties Trust, Inc. (REIT)	66,248	1,145,428
Mid-America Apartment Communities, Inc. (REIT)	15,192	1,565,232
National Retail Properties, Inc. (REIT)	53,387	1,718,528
Omega Healthcare Investors, Inc. (REIT)	7,806	207,171
Prologis, Inc. (REIT)	30,149	2,423,075
Public Storage (REIT)	9,837	1,953,727
QTS Realty Trust, Inc. (REIT), Class A	8,863	514,143
Regency Centers Corp. (REIT)	24,131	927,354
Retail Opportunity Investments Corp. (REIT)	166,151	1,377,392
Rexford Industrial Realty, Inc. (REIT)	46,965	1,926,035
RLJ Lodging Trust (REIT)	50,687	391,304
Simon Property Group, Inc. (REIT)	15,072	826,850
STAG Industrial, Inc. (REIT)	56,603	1,274,700
Sun Communities, Inc. (REIT)	23,779	2,968,808
Sunstone Hotel Investors, Inc. (REIT)	101,584	884,797
Terreno Realty Corp. (REIT)	14,750	763,312
UDR, Inc. (REIT)	114,661	4,189,713
Ventas, Inc. (REIT)	69,617	1,865,736
VEREIT, Inc. (REIT)	486,179	2,377,415
VICI Properties, Inc. (REIT)	73,644	1,225,436

		77,759,630

Total Investments in Securities (96.8%) (Cost $188,036,779)		157,639,430
Other Assets Less Liabilities (3.2%)		5,255,191

Net Assets (100%)		$162,894,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $1,245,313 or 0.8% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Real Estate	$157,231,920	96.5%
Consumer Discretionary	407,510	0.3
Financials	0	0.0
Cash and Other	5,255,191	3.2

		100.0%

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	1,131,691	USD	63,232	Bank of America	4/3/2020	42

Net unrealized appreciation						42

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$4,409,380	$—		$4,409,380
Belgium	—	1,666,074	—		1,666,074
Brazil	995,231	—	—		995,231
Canada	4,207,433	—	—		4,207,433
China	—	9,255,658	—		9,255,658
France	—	2,737,377	—		2,737,377
Germany	—	10,513,642	—		10,513,642
Hong Kong	—	9,523,810	—		9,523,810
India	—	152,075	—		152,075
Indonesia	—	144,075	—		144,075
Japan	—	16,730,329	—		16,730,329
Malta	—	—	—	(a)	—	(a)
Mexico	374,255	—	—		374,255
Philippines	—	1,608,776	590		1,609,366
Singapore	—	5,382,651	—		5,382,651
South Africa	—	728,678	—		728,678
Spain	—	1,477,039	—		1,477,039
Sweden	—	3,078,804	—		3,078,804
Thailand	—	1,537,907	—		1,537,907
United Arab Emirates	—	153,329	—		153,329
United Kingdom	—	5,202,687	—		5,202,687
United States	77,759,630	—	—		77,759,630
Forward Currency Contracts	—	42	—		42

Total Assets	$83,336,549	$74,302,333	$590		$157,639,472

Total Liabilities	$—	$—	$—		$—

Total	$83,336,549	$74,302,333	$590		$157,639,472

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,928,166
Aggregate gross unrealized depreciation	(35,995,568)

Net unrealized depreciation	$(33,067,402)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$190,706,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	4,735	$858,943

Brazil (1.9%)
B3 SA - Brasil Bolsa Balcao	269,900	1,850,722
Banco Bradesco SA (ADR)	237,557	964,482

		2,815,204

Canada (5.1%)
Canadian National Railway Co.	40,110	3,136,008
CGI, Inc.*	60,309	3,265,077
Suncor Energy, Inc.	77,638	1,239,074

		7,640,159

China (11.2%)
Alibaba Group Holding Ltd. (ADR)*	20,825	4,050,046
China Mengniu Dairy Co. Ltd.*	333,000	1,153,368
Kweichow Moutai Co. Ltd., Class A	6,090	957,292
New Oriental Education & Technology Group, Inc. (ADR)*	17,347	1,877,639
Prosus NV*	26,663	1,847,442
Tencent Holdings Ltd.	44,700	2,179,642
Wuliangye Yibin Co. Ltd., Class A	125,599	2,049,562
Yum China Holdings, Inc.	63,363	2,701,165

		16,816,156

Denmark (2.4%)
Carlsberg A/S, Class B	21,152	2,401,093
Novo Nordisk A/S, Class B	21,109	1,273,326

		3,674,419

France (6.7%)
Bureau Veritas SA	80,839	1,536,557
EssilorLuxottica SA	17,992	1,941,156
LVMH Moet Hennessy Louis Vuitton SE	2,674	992,577
Pernod Ricard SA	12,308	1,750,676
Schneider Electric SE	35,144	3,025,848
Vinci SA	9,170	758,773

		10,005,587

Germany (9.7%)
Allianz SE (Registered)	20,951	3,611,566
Beiersdorf AG	14,032	1,427,805
Deutsche Boerse AG	24,886	3,418,547
Knorr-Bremse AG	14,621	1,310,918
SAP SE	41,074	4,717,479

		14,486,315

Hong Kong (1.5%)
AIA Group Ltd.	250,400	2,252,674

India (0.8%)
HDFC Bank Ltd. (ADR)	30,168	1,160,261

Ireland (1.5%)
ICON plc*	16,350	2,223,600

Italy (2.3%)
FinecoBank Banca Fineco SpA	336,542	3,058,343
Mediobanca Banca di Credito Finanziario SpA	67,696	373,211

		3,431,554

Japan (11.8%)
Asahi Group Holdings Ltd.	82,700	2,685,180
FANUC Corp.	13,600	1,844,271
Hoya Corp.	38,000	3,232,239
Kao Corp.	30,400	2,489,124
Keyence Corp.	6,100	1,968,564
Koito Manufacturing Co. Ltd.	36,600	1,238,618
Komatsu Ltd.	106,500	1,752,362
SMC Corp.	5,800	2,475,858

		17,686,216

Macau (1.7%)
Galaxy Entertainment Group Ltd.	474,000	2,510,724

Mexico (2.5%)
Fomento Economico Mexicano SAB de CV (ADR)	28,772	1,740,994
Wal-Mart de Mexico SAB de CV	859,000	2,023,796

		3,764,790

Netherlands (4.4%)
ASML Holding NV	4,517	1,200,440
EXOR NV	16,763	863,458
ING Groep NV	237,311	1,243,050
Wolters Kluwer NV	45,696	3,248,977

		6,555,925

Singapore (1.4%)
United Overseas Bank Ltd.	152,434	2,087,506

South Korea (2.6%)
NAVER Corp.	11,412	1,569,873
Samsung Electronics Co. Ltd.	59,209	2,301,105

		3,870,978

Spain (0.9%)
Amadeus IT Group SA	27,546	1,306,381

Sweden (2.5%)
Investor AB, Class B	82,309	3,785,749

Switzerland (8.6%)
Alcon, Inc.*	35,199	1,796,276
Kuehne + Nagel International AG (Registered)	20,080	2,759,977
Logitech International SA (Registered)	22,360	967,817
Nestle SA (Registered)	26,667	2,748,520
Novartis AG (Registered)	38,835	3,209,520
Roche Holding AG	4,575	1,487,397

		12,969,507

Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	69,735	3,332,636

United Kingdom (4.9%)
British American Tobacco plc	59,557	2,033,774
Informa plc	67,236	372,892
Linde plc	8,604	1,488,492
RELX plc	162,193	3,476,951

		7,372,109

United States (7.1%)
Amcor plc (CHDI)	205,255	1,665,011
Booking Holdings, Inc.*	1,485	1,997,800
Broadcom, Inc.	13,656	3,237,838
Philip Morris International, Inc.	51,055	3,724,973

		10,625,622

Total Common Stocks (94.3%) (Cost $149,382,357)		141,233,015

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,977,245	1,977,443

Total Short-Term Investment (1.3%) (Cost $1,977,274)		1,977,443

Total Investments in Securities (95.6%) (Cost $151,359,631)		143,210,458
Other Assets Less Liabilities (4.4%)		6,531,417

Net Assets (100%)		$149,741,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Consumer Staples	$27,186,157	18.2%
Industrials	25,326,500	16.9
Financials	24,669,569	16.5
Information Technology	22,297,337	14.9
Consumer Discretionary	19,157,167	12.8
Health Care	14,081,301	9.4
Communication Services	4,122,407	2.7
Materials	3,153,503	2.1
Investment Company	1,977,443	1.3
Energy	1,239,074	0.8
Cash and Other	6,531,417	4.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$858,943	$—	$858,943
Brazil	2,815,204	—	—	2,815,204
Canada	7,640,159	—	—	7,640,159
China	8,628,850	8,187,306	—	16,816,156
Denmark	—	3,674,419	—	3,674,419
France	—	10,005,587	—	10,005,587
Germany	—	14,486,315	—	14,486,315
Hong Kong	—	2,252,674	—	2,252,674
India	1,160,261	—	—	1,160,261
Ireland	2,223,600	—	—	2,223,600
Italy	—	3,431,554	—	3,431,554
Japan	—	17,686,216	—	17,686,216
Macau	—	2,510,724	—	2,510,724
Mexico	3,764,790	—	—	3,764,790
Netherlands	—	6,555,925	—	6,555,925
Singapore	—	2,087,506	—	2,087,506
South Korea	—	3,870,978	—	3,870,978
Spain	—	1,306,381	—	1,306,381
Sweden	—	3,785,749	—	3,785,749
Switzerland	—	12,969,507	—	12,969,507
Taiwan	3,332,636	—	—	3,332,636
United Kingdom	1,488,492	5,883,617	—	7,372,109
United States	8,960,611	1,665,011	—	10,625,622
Short-Term Investment
Investment Company	1,977,443	—	—	1,977,443

Total Assets	$41,992,046	$101,218,412	$—	$143,210,458

Total Liabilities	$—	$—	$—	$—

Total	$41,992,046	$101,218,412	$—	$143,210,458

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,125,119
Aggregate gross unrealized depreciation	(17,458,873)

Net unrealized depreciation	$(9,333,754)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$152,544,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	24,124	$703,215
CenturyLink, Inc.	3,138	29,685
Verizon Communications, Inc.	13,662	734,059

		1,466,959

Entertainment (0.5%)
Activision Blizzard, Inc.*	2,503	148,879
Electronic Arts, Inc.*	1,011	101,272
Live Nation Entertainment, Inc.*	504	22,912
Netflix, Inc.*	1,434	538,467
Take-Two Interactive Software, Inc.*	384	45,546
Walt Disney Co. (The)	5,879	567,911

		1,424,987

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	992	1,152,654
Alphabet, Inc., Class C*	1,001	1,163,973
Facebook, Inc., Class A*	7,947	1,325,560
Twitter, Inc.*	2,152	52,853

		3,695,040

Media (0.3%)
Charter Communications, Inc., Class A*	614	267,894
Comcast Corp., Class A	16,601	570,742
Discovery, Inc., Class A*	559	10,867
Discovery, Inc., Class C*	1,196	20,978
DISH Network Corp., Class A*	673	13,453
Fox Corp., Class A	1,157	27,340
Fox Corp., Class B	475	10,868
Interpublic Group of Cos., Inc. (The)	1,352	21,889
News Corp., Class A	1,499	13,454
News Corp., Class B	497	4,468
Omnicom Group, Inc.	810	44,469
ViacomCBS, Inc.	1,964	27,516

		1,033,938

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	1,057	88,682

Total Communication Services		7,709,606

Consumer Discretionary (2.5%)
Auto Components (0.0%)
Aptiv plc	901	44,365
BorgWarner, Inc.	699	17,035

		61,400

Automobiles (0.1%)
Ford Motor Co.	13,282	64,152
General Motors Co.	4,143	86,092
Harley-Davidson, Inc.	553	10,468

		160,712

Distributors (0.0%)
Genuine Parts Co.	510	34,338
LKQ Corp.*	959	19,669

		54,007

Diversified Consumer Services (0.0%)
H&R Block, Inc.	657	9,251

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	1,346	17,727
Chipotle Mexican Grill, Inc.*	91	59,550
Darden Restaurants, Inc.	423	23,036
Hilton Worldwide Holdings, Inc.	962	65,647
Las Vegas Sands Corp.	1,170	49,690
Marriott International, Inc., Class A	969	72,491
McDonald’s Corp.	2,617	432,721
MGM Resorts International	1,600	18,880
Norwegian Cruise Line Holdings Ltd.*	657	7,201
Royal Caribbean Cruises Ltd.	592	19,045
Starbucks Corp.	4,575	300,760
Wynn Resorts Ltd.	306	18,418
Yum! Brands, Inc.	1,092	74,835

		1,160,001

Household Durables (0.1%)
DR Horton, Inc.	1,122	38,148
Garmin Ltd.	384	28,785
Leggett & Platt, Inc.	510	13,607
Lennar Corp., Class A	868	33,157
Mohawk Industries, Inc.*	215	16,392
Newell Brands, Inc.	1,687	22,403
NVR, Inc.*	5	12,845
PulteGroup, Inc.	793	17,700
Whirlpool Corp.	215	18,447

		201,484

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	1,375	2,680,865
Booking Holdings, Inc.*	166	223,323
eBay, Inc.	3,098	93,126
Expedia Group, Inc.	432	24,309

		3,021,623

Leisure Products (0.0%)
Hasbro, Inc.	406	29,049

Multiline Retail (0.1%)
Dollar General Corp.	865	130,623
Dollar Tree, Inc.*	819	60,172
Kohl’s Corp.	553	8,068
Macy’s, Inc.	1,047	5,141
Nordstrom, Inc.	433	6,642
Target Corp.	1,811	168,369

		379,015

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	231	21,557
AutoZone, Inc.*	101	85,446
Best Buy Co., Inc.	839	47,823
CarMax, Inc.*	611	32,890
Gap, Inc. (The)	748	5,266
Home Depot, Inc. (The)	3,814	712,112
L Brands, Inc.	845	9,768
Lowe’s Cos., Inc.	2,734	235,261
O’Reilly Automotive, Inc.*	276	83,090
Ross Stores, Inc.	1,252	108,886
Tiffany & Co.	348	45,066
TJX Cos., Inc. (The)	4,207	201,137
Tractor Supply Co.	406	34,327
Ulta Beauty, Inc.*	195	34,262

		1,656,891

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	465	5,017
Hanesbrands, Inc.	1,040	8,185
NIKE, Inc., Class B	4,239	350,735
PVH Corp.	270	10,163
Ralph Lauren Corp.	189	12,631
Tapestry, Inc.	992	12,846
Under Armour, Inc., Class A*	702	6,465
Under Armour, Inc., Class C*	748	6,029
VF Corp.	1,047	56,622

		468,693

Total Consumer Discretionary		7,202,126

Consumer Staples (1.9%)
Beverages (0.5%)
Brown-Forman Corp., Class B	920	51,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	12,645	$559,541
Constellation Brands, Inc., Class A	546	78,275
Molson Coors Beverage Co., Class B	657	25,630
Monster Beverage Corp.*	1,323	74,432
PepsiCo, Inc.	4,653	558,825

		1,347,772

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,434	408,876
Kroger Co. (The)	2,650	79,818
Sysco Corp.	1,554	70,909
Walgreens Boots Alliance, Inc.	2,806	128,375
Walmart, Inc.	4,751	539,809

		1,227,787

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,817	63,922
Campbell Soup Co.	559	25,803
Conagra Brands, Inc.	1,294	37,966
General Mills, Inc.	1,886	99,524
Hershey Co. (The)	484	64,130
Hormel Foods Corp.	839	39,131
JM Smucker Co. (The)	348	38,628
Kellogg Co.	865	51,891
Kraft Heinz Co. (The)	1,915	47,377
Lamb Weston Holdings, Inc.	510	29,121
McCormick & Co., Inc. (Non- Voting)	393	55,496
Mondelez International, Inc., Class A	4,926	246,694
Tyson Foods, Inc., Class A	1,040	60,185

		859,868

Household Products (0.5%)
Church & Dwight Co., Inc.	852	54,681
Clorox Co. (The)	462	80,041
Colgate-Palmolive Co.	2,936	194,833
Kimberly-Clark Corp.	1,157	147,946
Procter & Gamble Co. (The)	8,278	910,580

		1,388,081

Personal Products (0.0%)
Coty, Inc., Class A	1,639	8,457
Estee Lauder Cos., Inc. (The), Class A	761	121,258

		129,715

Tobacco (0.2%)
Altria Group, Inc.	6,233	241,030
Philip Morris International, Inc.	5,164	376,766

		617,796

Total Consumer Staples		5,571,019

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,375	14,437
Halliburton Co.	2,926	20,043
Helmerich & Payne, Inc.	361	5,650
National Oilwell Varco, Inc.	1,226	12,052
Schlumberger Ltd.	4,611	62,202
TechnipFMC plc	1,512	10,191

		124,575

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	1,320	5,518
Cabot Oil & Gas Corp.	1,639	28,174
Chevron Corp.	6,289	455,701
Concho Resources, Inc.	497	21,296
ConocoPhillips	3,882	119,566
Devon Energy Corp.	1,736	11,996
Diamondback Energy, Inc.	497	13,021
EOG Resources, Inc.	1,928	69,254
Exxon Mobil Corp.	13,991	531,238
Hess Corp.	914	30,436
HollyFrontier Corp.	566	13,873
Kinder Morgan, Inc.	6,467	90,021
Marathon Oil Corp.	2,933	9,650
Marathon Petroleum Corp.	1,535	36,257
Noble Energy, Inc.	1,531	9,247
Occidental Petroleum Corp.	3,173	36,743
ONEOK, Inc.	1,408	30,709
Phillips 66	1,388	74,466
Pioneer Natural Resources Co.	553	38,793
Valero Energy Corp.	1,434	65,046
Williams Cos., Inc. (The)	2,796	39,563

		1,730,568

Total Energy		1,855,143

Financials (2.8%)
Banks (1.1%)
Bank of America Corp.	31,163	661,591
Citigroup, Inc.	8,402	353,892
Citizens Financial Group, Inc.	1,567	29,475
Comerica, Inc.	601	17,633
Fifth Third Bancorp	2,380	35,343
First Republic Bank	562	46,241
Huntington Bancshares, Inc.	3,639	29,876
JPMorgan Chase & Co.	11,289	1,016,349
KeyCorp	3,531	36,616
M&T Bank Corp.	510	52,749
People’s United Financial, Inc.	1,274	14,078
PNC Financial Services Group, Inc. (The)	1,531	146,547
Regions Financial Corp.	3,514	31,521
SVB Financial Group*	189	28,554
Truist Financial Corp.	4,494	138,595
US Bancorp	5,235	180,346
Wells Fargo & Co.	14,524	416,839
Zions Bancorp NA	585	15,655

		3,251,900

Capital Markets (0.7%)
Ameriprise Financial, Inc.	497	50,933
Bank of New York Mellon Corp. (The)	3,339	112,458
BlackRock, Inc.	416	183,028
Cboe Global Markets, Inc.	393	35,075
Charles Schwab Corp. (The)	3,966	133,337
CME Group, Inc.	1,109	191,757
E*TRADE Financial Corp.	894	30,682
Franklin Resources, Inc.	969	16,173
Goldman Sachs Group, Inc. (The)	1,148	177,469
Intercontinental Exchange, Inc.	1,899	153,344
MarketAxess Holdings, Inc.	130	43,234
Moody’s Corp.	546	115,479
Morgan Stanley	4,432	150,688
MSCI, Inc.	280	80,909
Nasdaq, Inc.	432	41,018
Northern Trust Corp.	686	51,766
Raymond James Financial, Inc.	436	27,555
S&P Global, Inc.	829	203,146
State Street Corp.	1,245	66,321
T. Rowe Price Group, Inc.	810	79,097

		1,943,469

Consumer Finance (0.1%)
American Express Co.	2,354	201,526
Capital One Financial Corp.	1,583	79,815
Discover Financial Services	1,209	43,125
Synchrony Financial	2,292	36,878

		361,344

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	6,341	1,159,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.5%)
Aflac, Inc.	2,520	$86,285
Allstate Corp. (The)	1,177	107,966
American International Group, Inc.	2,981	72,289
Aon plc	839	138,469
Arthur J Gallagher & Co.	585	47,683
Assurant, Inc.	153	15,926
Chubb Ltd.	1,554	173,566
Cincinnati Financial Corp.	455	34,330
Everest Re Group Ltd.	141	27,131
Globe Life, Inc.	380	27,349
Hartford Financial Services Group, Inc. (The)	1,193	42,041
Lincoln National Corp.	725	19,082
Loews Corp.	793	27,620
Marsh & McLennan Cos., Inc.	1,652	142,832
MetLife, Inc.	3,355	102,562
Principal Financial Group, Inc.	868	27,203
Progressive Corp. (The)	1,957	144,505
Prudential Financial, Inc.	1,382	72,058
Travelers Cos., Inc. (The)	881	87,527
Unum Group	810	12,158
Willis Towers Watson plc	442	75,074
WR Berkley Corp.	501	26,137

		1,509,793

Total Financials		8,225,831

Health Care (3.8%)
Biotechnology (0.6%)
AbbVie, Inc.	5,021	382,550
Alexion Pharmaceuticals, Inc.*	761	68,330
Amgen, Inc.	2,178	441,546
Biogen, Inc.*	692	218,935
Gilead Sciences, Inc.	4,318	322,814
Incyte Corp.*	553	40,496
Regeneron Pharmaceuticals, Inc.*	251	122,561
Vertex Pharmaceuticals, Inc.*	852	202,733

		1,799,965

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	5,847	461,387
ABIOMED, Inc.*	137	19,887
Align Technology, Inc.*	247	42,966
Baxter International, Inc.	1,661	134,857
Becton Dickinson and Co.	891	204,725
Boston Scientific Corp.*	4,601	150,131
Cooper Cos., Inc. (The)	166	45,761
Danaher Corp.	2,025	280,280
Dentsply Sirona, Inc.	689	26,754
Edwards Lifesciences Corp.*	689	129,959
Hologic, Inc.*	943	33,099
IDEXX Laboratories, Inc.*	276	66,858
Intuitive Surgical, Inc.*	380	188,180
Medtronic plc	4,458	402,022
ResMed, Inc.	510	75,118
STERIS plc	299	41,851
Stryker Corp.	1,076	179,143
Teleflex, Inc.	150	43,929
Varian Medical Systems, Inc.*	332	34,083
Zimmer Biomet Holdings, Inc.	686	69,341

		2,630,331

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	533	47,171
Anthem, Inc.	836	189,805
Cardinal Health, Inc.	1,086	52,063
Centene Corp.*	1,895	112,582
Cigna Corp.	1,252	221,829
CVS Health Corp.	4,270	253,339
DaVita, Inc.*	442	33,619
HCA Healthcare, Inc.	959	86,166
Henry Schein, Inc.*	510	25,765
Humana, Inc.	442	138,797
Laboratory Corp. of America Holdings*	348	43,984
McKesson Corp.	676	91,436
Quest Diagnostics, Inc.	423	33,967
UnitedHealth Group, Inc.	3,170	790,535
Universal Health Services, Inc., Class B	280	27,742

		2,148,800

Health Care Technology (0.0%)
Cerner Corp.	985	62,045

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,112	79,641
Illumina, Inc.*	488	133,283
IQVIA Holdings, Inc.*	536	57,813
Mettler-Toledo International, Inc.*	91	62,836
PerkinElmer, Inc.	423	31,843
Thermo Fisher Scientific, Inc.	1,346	381,726
Waters Corp.*	276	50,246

		797,388

Pharmaceuticals (1.3%)
Allergan plc	1,109	196,404
Bristol-Myers Squibb Co.	7,800	434,772
Eli Lilly & Co.	3,180	441,130
Johnson & Johnson	8,854	1,161,025
Merck & Co., Inc.	8,945	688,228
Mylan NV*	1,687	25,153
Perrigo Co. plc	406	19,525
Pfizer, Inc.	19,368	632,171
Zoetis, Inc.	1,600	188,304

		3,786,712

Total Health Care		11,225,241

Industrials (2.1%)
Aerospace & Defense (0.5%)
Arconic, Inc.	1,346	21,617
Boeing Co. (The)	1,804	269,049
General Dynamics Corp.	901	119,211
Huntington Ingalls Industries, Inc.	150	27,331
L3Harris Technologies, Inc.	745	134,189
Lockheed Martin Corp.	829	280,990
Northrop Grumman Corp.	585	176,992
Raytheon Co.	962	126,166
Textron, Inc.	819	21,843
TransDigm Group, Inc.	160	51,230
United Technologies Corp.	2,672	252,050

		1,480,668

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	462	30,585
Expeditors International of Washington, Inc.	546	36,429
FedEx Corp.	813	98,584
United Parcel Service, Inc., Class B	2,260	211,129

		376,727

Airlines (0.1%)
Alaska Air Group, Inc.	380	10,819
American Airlines Group, Inc.	1,421	17,322
Delta Air Lines, Inc.	2,175	62,053
Southwest Airlines Co.	1,752	62,389
United Airlines Holdings, Inc.*	761	24,009

		176,592

Building Products (0.1%)
Allegion plc	312	28,710
AO Smith Corp.	520	19,661
Fortune Brands Home & Security, Inc.	429	18,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	3,121	$84,142
Masco Corp.	1,005	34,743
Trane Technologies plc	865	71,441

		257,251

Commercial Services & Supplies (0.1%)
Cintas Corp.	283	49,021
Copart, Inc.*	673	46,114
Republic Services, Inc.	790	59,297
Rollins, Inc.	426	15,396
Waste Management, Inc.	1,320	122,179

		292,007

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	364	28,854
Quanta Services, Inc.	462	14,659

		43,513

Electrical Equipment (0.1%)
AMETEK, Inc.	758	54,591
Eaton Corp. plc	1,421	110,398
Emerson Electric Co.	2,120	101,018
Rockwell Automation, Inc.	419	63,231

		329,238

Industrial Conglomerates (0.3%)
3M Co.	1,954	266,741
General Electric Co.	28,461	225,980
Honeywell International, Inc.	2,490	333,137
Roper Technologies, Inc.	348	108,510

		934,368

Machinery (0.4%)
Caterpillar, Inc.	1,993	231,268
Cummins, Inc.	533	72,126
Deere & Co.	1,047	144,654
Dover Corp.	533	44,740
Flowserve Corp.	390	9,317
Fortive Corp.	1,001	55,245
IDEX Corp.	247	34,113
Illinois Tool Works, Inc.	998	141,836
Ingersoll Rand, Inc.*	763	18,922
PACCAR, Inc.	1,141	69,749
Parker-Hannifin Corp.	442	57,341
Pentair plc	553	16,457
Snap-on, Inc.	195	21,220
Stanley Black & Decker, Inc.	527	52,700
Westinghouse Air Brake Technologies Corp.	153	7,364
Xylem, Inc.	585	38,101

		1,015,153

Professional Services (0.1%)
Equifax, Inc.	429	51,244
IHS Markit Ltd.	1,177	70,620
Nielsen Holdings plc	992	12,440
Robert Half International, Inc.	361	13,628
Verisk Analytics, Inc.	488	68,017

		215,949

Road & Rail (0.3%)
CSX Corp.	2,848	163,190
JB Hunt Transport Services, Inc.	251	23,150
Kansas City Southern	364	46,293
Norfolk Southern Corp.	959	140,014
Old Dominion Freight Line, Inc.	357	46,860
Union Pacific Corp.	2,539	358,101

		777,608

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,915	59,844
United Rentals, Inc.*	264	27,166
WW Grainger, Inc.	189	46,966

		133,976

Total Industrials		6,033,050

Information Technology (6.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	173	35,041
Cisco Systems, Inc.	15,564	611,821
F5 Networks, Inc.*	225	23,992
Juniper Networks, Inc.	1,109	21,226
Motorola Solutions, Inc.	527	70,049

		762,129

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	969	70,621
CDW Corp.	484	45,143
Corning, Inc.	2,747	56,423
FLIR Systems, Inc.	442	14,095
IPG Photonics Corp.*	147	16,211
Keysight Technologies, Inc.*	686	57,405
TE Connectivity Ltd.	1,190	74,946
Zebra Technologies Corp., Class A*	179	32,864

		367,708

IT Services (1.3%)
Accenture plc, Class A	2,116	345,458
Akamai Technologies, Inc.*	520	47,575
Alliance Data Systems Corp.	166	5,586
Automatic Data Processing, Inc.	1,440	196,819
Broadridge Financial Solutions, Inc.	406	38,501
Cognizant Technology Solutions Corp., Class A	1,915	88,990
DXC Technology Co.	927	12,097
Fidelity National Information Services, Inc.	1,531	186,231
Fiserv, Inc.*	1,330	126,337
FleetCor Technologies, Inc.*	283	52,791
Gartner, Inc.*	283	28,178
Global Payments, Inc.	995	143,509
International Business Machines Corp.	2,815	312,268
Jack Henry & Associates, Inc.	270	41,915
Leidos Holdings, Inc.	484	44,359
Mastercard, Inc., Class A	3,017	728,786
Paychex, Inc.	1,109	69,778
PayPal Holdings, Inc.*	3,687	352,993
VeriSign, Inc.*	332	59,790
Visa, Inc., Class A	5,876	946,741
Western Union Co. (The)	1,522	27,594

		3,856,296

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,832	128,799
Analog Devices, Inc.	1,193	106,952
Applied Materials, Inc.	3,345	153,268
Broadcom, Inc.	1,346	319,137
Intel Corp.	15,346	830,526
KLA Corp.	520	74,745
Lam Research Corp.	536	128,640
Maxim Integrated Products, Inc.	979	47,589
Microchip Technology, Inc.	751	50,918
Micron Technology, Inc.*	3,775	158,776
NVIDIA Corp.	1,996	526,146
Qorvo, Inc.*	384	30,962
QUALCOMM, Inc.	4,943	334,394
Skyworks Solutions, Inc.	624	55,773
Texas Instruments, Inc.	3,219	321,675
Xilinx, Inc.	810	63,131

		3,331,431

Software (2.1%)
Adobe, Inc.*	1,619	515,230
ANSYS, Inc.*	270	62,767
Autodesk, Inc.*	748	116,763
Cadence Design Systems, Inc.*	865	57,125
Citrix Systems, Inc.	436	61,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	497	$50,281
Intuit, Inc.	819	188,370
Microsoft Corp.	25,883	4,082,008
NortonLifeLock, Inc.	2,172	40,638
Oracle Corp.	8,200	396,306
Paycom Software, Inc.*	173	34,948
salesforce.com, Inc.*	2,351	338,497
ServiceNow, Inc.*	582	166,790
Synopsys, Inc.*	533	68,645

		6,180,084

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	14,679	3,732,723
Hewlett Packard Enterprise Co.	5,161	50,113
HP, Inc.	5,375	93,310
NetApp, Inc.	888	37,021
Seagate Technology plc	927	45,238
Western Digital Corp.	992	41,287
Xerox Holdings Corp.	640	12,121

		4,011,813

Total Information Technology		18,509,461

Materials (0.6%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	745	148,709
Albemarle Corp.	406	22,886
Celanese Corp.	468	34,347
CF Industries Holdings, Inc.	722	19,638
Corteva, Inc.	2,539	59,667
Dow, Inc.	2,539	74,240
DuPont de Nemours, Inc.	2,539	86,580
Eastman Chemical Co.	465	21,660
Ecolab, Inc.	868	135,260
FMC Corp.	432	35,290
International Flavors & Fragrances, Inc.	247	25,214
Linde plc	1,847	319,531
LyondellBasell Industries NV, Class A	1,063	52,757
Mosaic Co. (The)	1,102	11,924
PPG Industries, Inc.	829	69,304
Sherwin-Williams Co. (The)	283	130,044

		1,247,051

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	208	39,360
Vulcan Materials Co.	419	45,281

		84,641

Containers & Packaging (0.1%)
Amcor plc	1,421	11,539
Avery Dennison Corp.	312	31,783
Ball Corp.	1,252	80,954
International Paper Co.	1,330	41,403
Packaging Corp. of America	348	30,217
Sealed Air Corp.	553	13,665
Westrock Co.	813	22,975

		232,536

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,416	29,808
Newmont Corp.	1,837	83,180
Nucor Corp.	1,102	39,694

		152,682

Total Materials		1,716,910

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	371	50,849
American Tower Corp. (REIT)	1,483	322,923
Apartment Investment & Management Co. (REIT), Class A	553	19,438
AvalonBay Communities, Inc. (REIT)	442	65,049
Boston Properties, Inc. (REIT)	488	45,008
Crown Castle International Corp. (REIT)	1,388	200,427
Digital Realty Trust, Inc. (REIT)	676	93,903
Duke Realty Corp. (REIT)	1,053	34,096
Equinix, Inc. (REIT)	267	166,760
Equity Residential (REIT)	1,193	73,620
Essex Property Trust, Inc. (REIT)	231	50,876
Extra Space Storage, Inc. (REIT)	393	37,634
Federal Realty Investment Trust (REIT)	247	18,429
Healthpeak Properties, Inc. (REIT)	1,473	35,131
Host Hotels & Resorts, Inc. (REIT)	2,533	27,964
Iron Mountain, Inc. (REIT)	865	20,587
Kimco Realty Corp. (REIT)	1,365	13,200
Mid-America Apartment Communities, Inc. (REIT)	393	40,491
Prologis, Inc. (REIT)	1,749	140,567
Public Storage (REIT)	504	100,100
Realty Income Corp. (REIT)	969	48,314
Regency Centers Corp. (REIT)	497	19,100
SBA Communications Corp. (REIT)	380	102,589
Simon Property Group, Inc. (REIT)	1,034	56,725
SL Green Realty Corp. (REIT)	312	13,447
UDR, Inc. (REIT)	819	29,926
Ventas, Inc. (REIT)	1,183	31,704
Vornado Realty Trust (REIT)	624	22,595
Welltower, Inc. (REIT)	1,196	54,753
Weyerhaeuser Co. (REIT)	2,490	42,206

		1,978,411

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	959	36,164

Total Real Estate		2,014,575

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	705	34,044
American Electric Power Co., Inc.	1,619	129,488
Duke Energy Corp.	2,276	184,083
Edison International	1,047	57,365
Entergy Corp.	566	53,187
Evergy, Inc.	959	52,793
Eversource Energy	1,018	79,618
Exelon Corp.	3,225	118,712
FirstEnergy Corp.	1,473	59,023
NextEra Energy, Inc.	1,541	370,795
NRG Energy, Inc.	992	27,042
Pinnacle West Capital Corp.	380	28,800
PPL Corp.	2,354	58,097
Southern Co. (The)	3,397	183,914
Xcel Energy, Inc.	1,645	99,193

		1,536,154

Gas Utilities (0.0%)
Atmos Energy Corp.	416	41,280

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,373	32,273

Multi-Utilities (0.3%)
Ameren Corp.	751	54,695
CenterPoint Energy, Inc.	1,375	21,244
CMS Energy Corp.	959	56,341
Consolidated Edison, Inc.	1,063	82,914
Dominion Energy, Inc.	2,461	177,660
DTE Energy Co.	575	54,608
NiSource, Inc.	1,148	28,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	1,739	$78,098
Sempra Energy	852	96,267
WEC Energy Group, Inc.	1,047	92,272

		742,765

Water Utilities (0.0%)
American Water Works Co., Inc.	614	73,410

Total Utilities		2,425,882

Total Common Stocks (24.7%) (Cost $62,126,019)		72,488,844

EXCHANGE TRADED FUNDS (ETF):
Equity (0.0%)
iShares Core S&P Mid-Cap ETF	184	26,470
iShares MSCI EAFE ETF	507	27,104
iShares Russell 2000 ETF	428	48,989

Total Exchange Traded Funds (0.0%) (Cost $130,576)		102,563

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (51.1%)
U.S. Treasury Notes
2.250%, 3/31/21	$2,216,300	2,262,626
1.375%, 4/30/21	6,052,000	6,131,157
1.125%, 7/31/21	8,758,200	8,867,114
1.500%, 9/30/21	2,980,000	3,036,829
2.000%, 10/31/21	6,119,800	6,290,802
1.500%, 11/30/21	1,053,300	1,075,684
1.625%, 12/31/21	4,355,300	4,461,151
2.500%, 2/15/22	4,113,800	4,287,854
1.875%, 4/30/22	575,800	595,253
1.750%, 5/31/22	8,146,800	8,410,153
1.750%, 6/30/22	2,592,700	2,680,429
1.875%, 8/31/22	2,382,800	2,475,092
1.875%, 10/31/22	8,634,500	8,987,261
2.000%, 2/15/23	3,032,300	3,179,971
2.500%, 3/31/23	4,790,000	5,102,872
1.375%, 6/30/23	3,373,000	3,487,411
1.250%, 7/31/23	2,430,400	2,504,742
2.250%, 1/31/24	6,997,200	7,504,444
2.375%, 2/29/24	1,450,000	1,564,041
2.250%, 4/30/24	6,689,600	7,202,241
2.375%, 8/15/24	2,035,900	2,212,972
1.250%, 8/31/24	6,728,600	6,988,243
1.750%, 12/31/24	3,375,000	3,591,185
2.000%, 2/15/25	2,464,900	2,653,685
2.125%, 5/15/25	3,705,000	4,021,899
2.000%, 8/15/25	4,711,000	5,095,373
2.250%, 11/15/25	1,846,900	2,027,303
1.625%, 2/15/26	1,944,400	2,069,041
1.625%, 5/15/26	2,094,700	2,233,315
1.500%, 8/15/26	2,820,400	2,988,982
2.000%, 11/15/26	4,797,300	5,247,568
2.250%, 2/15/27	2,360,000	2,628,867
2.375%, 5/15/27	1,914,500	2,156,757
2.250%, 11/15/27	1,517,100	1,703,745
2.750%, 2/15/28	1,586,200	1,846,677
2.875%, 5/15/28	1,969,200	2,318,635
2.875%, 8/15/28	1,160,000	1,369,556
3.125%, 11/15/28	930,000	1,121,024
2.625%, 2/15/29	1,835,000	2,141,217
2.375%, 5/15/29	1,434,400	1,647,117
1.625%, 8/15/29	1,630,000	1,766,456
1.750%, 11/15/29	1,885,700	2,069,490

Total U.S. Treasury Obligations		150,006,234

Total Long-Term Debt Securities (51.1%) (Cost $141,519,140)		150,006,234

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (18.8%)
JPMorgan Prime Money Market Fund, IM Shares	55,018,426	55,023,928

Total Short-Term Investment (18.8%) (Cost $55,025,246)		55,023,928

Total Investments in Securities (94.6%) (Cost $258,800,981)		277,621,569
Other Assets Less Liabilities (5.4%)		15,979,578

Net Assets (100%)		$293,601,147

*	Non-income producing.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	181	6/2020	USD	14,111,665	704,875
Russell 2000 E-Mini Index	23	6/2020	USD	1,319,740	48,743
S&P Midcap 400 E-Mini Index	7	6/2020	USD	1,006,460	23,334

					776,952

Short Contracts
S&P 500 E-Mini Index	(364)	6/2020	USD	(46,768,540)	(1,543,069)

					(1,543,069)

					(766,117)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,709,606	$—	$—	$7,709,606
Consumer Discretionary	7,202,126	—	—	7,202,126
Consumer Staples	5,571,019	—	—	5,571,019
Energy	1,855,143	—	—	1,855,143
Financials	8,225,831	—	—	8,225,831
Health Care	11,225,241	—	—	11,225,241
Industrials	6,033,050	—	—	6,033,050
Information Technology	18,509,461	—	—	18,509,461
Materials	1,716,910	—	—	1,716,910
Real Estate	2,014,575	—	—	2,014,575
Utilities	2,425,882	—	—	2,425,882
Exchange Traded Funds	102,563	—	—	102,563
Futures	776,952	—	—	776,952
Short-Term Investment
Investment Company	55,023,928	—	—	55,023,928
U.S. Treasury Obligations	—	150,006,234	—	150,006,234

Total Assets	$128,392,287	$150,006,234	$—	$278,398,521

Liabilities:
Futures	$(1,543,069)	$—	$—	$(1,543,069)

Total Liabilities	$(1,543,069)	$—	$—	$(1,543,069)

Total	$126,849,218	$150,006,234	$—	$276,855,452

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,964,949
Aggregate gross unrealized depreciation	(9,528,939)

Net unrealized appreciation	$17,436,010

Federal income tax cost of investments in securities and derivative instruments, if applicable	$259,419,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	4,833	$140,882
CenturyLink, Inc.	680	6,433
Verizon Communications, Inc.	2,722	146,253

		293,568

Entertainment (0.6%)
Activision Blizzard, Inc.*	506	30,097
Electronic Arts, Inc.*	203	20,335
Live Nation Entertainment, Inc.*	98	4,455
Netflix, Inc.*	289	108,520
Take-Two Interactive Software, Inc.*	68	8,065
Walt Disney Co. (The)	1,187	114,664

		286,136

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	198	230,066
Alphabet, Inc., Class C*	203	236,050
Facebook, Inc., Class A*	1,592	265,546
Twitter, Inc.*	517	12,697

		744,359

Media (0.4%)
Charter Communications, Inc., Class A*	105	45,813
Comcast Corp., Class A	2,989	102,762
Discovery, Inc., Class A*	124	2,410
Discovery, Inc., Class C*	207	3,631
DISH Network Corp., Class A*	154	3,078
Fox Corp., Class A	213	5,033
Fox Corp., Class B	109	2,494
Interpublic Group of Cos., Inc. (The)	236	3,821
News Corp., Class A	251	2,253
News Corp., Class B	124	1,115
Omnicom Group, Inc.	139	7,631
ViacomCBS, Inc.	338	4,735

		184,776

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	213	17,871

Total Communication Services		1,526,710

Consumer Discretionary (3.1%)
Auto Components (0.0%)
Aptiv plc	177	8,715
BorgWarner, Inc.	135	3,290

		12,005

Automobiles (0.1%)
Ford Motor Co.	2,607	12,592
General Motors Co.	809	16,811
Harley-Davidson, Inc.	87	1,647

		31,050

Distributors (0.0%)
Genuine Parts Co.	102	6,867
LKQ Corp.*	221	4,533

		11,400

Diversified Consumer Services (0.0%)
H&R Block, Inc.	139	1,957

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	274	3,609
Chipotle Mexican Grill, Inc.*	21	13,742
Darden Restaurants, Inc.	80	4,357
Hilton Worldwide Holdings, Inc.	198	13,511
Las Vegas Sands Corp.	228	9,683
Marriott International, Inc., Class A	181	13,541
McDonald’s Corp.	498	82,344
MGM Resorts International	370	4,366
Norwegian Cruise Line Holdings Ltd.*	139	1,523
Royal Caribbean Cruises Ltd.	109	3,506
Starbucks Corp.	794	52,198
Wynn Resorts Ltd.	61	3,672
Yum! Brands, Inc.	207	14,186

		220,238

Household Durables (0.1%)
DR Horton, Inc.	228	7,752
Garmin Ltd.	102	7,646
Leggett & Platt, Inc.	80	2,134
Lennar Corp., Class A	198	7,564
Mohawk Industries, Inc.*	40	3,050
Newell Brands, Inc.	266	3,532
NVR, Inc.*	2	5,138
PulteGroup, Inc.	177	3,951
Whirlpool Corp.	42	3,604

		44,371

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	279	543,972
Booking Holdings, Inc.*	30	40,360
eBay, Inc.	536	16,112
Expedia Group, Inc.	87	4,895

		605,339

Leisure Products (0.0%)
Hasbro, Inc.	76	5,438

Multiline Retail (0.2%)
Dollar General Corp.	177	26,729
Dollar Tree, Inc.*	154	11,314
Kohl’s Corp.	98	1,430
Macy’s, Inc.	226	1,110
Nordstrom, Inc.	95	1,457
Target Corp.	334	31,052

		73,092

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	42	3,919
AutoZone, Inc.*	21	17,766
Best Buy Co., Inc.	143	8,151
CarMax, Inc.*	109	5,868
Gap, Inc. (The)	102	718
Home Depot, Inc. (The)	724	135,178
L Brands, Inc.	198	2,289
Lowe’s Cos., Inc.	517	44,488
O’Reilly Automotive, Inc.*	53	15,956
Ross Stores, Inc.	236	20,525
Tiffany & Co.	68	8,806
TJX Cos., Inc. (The)	798	38,152
Tractor Supply Co.	76	6,426
Ulta Beauty, Inc.*	40	7,028

		315,270

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	109	1,176
Hanesbrands, Inc.	221	1,739
NIKE, Inc., Class B	824	68,178
PVH Corp.	57	2,145
Ralph Lauren Corp.	40	2,673
Tapestry, Inc.	198	2,564
Under Armour, Inc., Class A*	166	1,529
Under Armour, Inc., Class C*	95	766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	207	$11,195

		91,965

Total Consumer Discretionary		1,412,125

Consumer Staples (2.4%)
Beverages (0.6%)
Brown-Forman Corp., Class B	109	6,051
Coca-Cola Co. (The)	2,538	112,306
Constellation Brands, Inc., Class A	105	15,053
Molson Coors Beverage Co., Class B	124	4,837
Monster Beverage Corp.*	247	13,896
PepsiCo, Inc.	919	110,372

		262,515

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	289	82,403
Kroger Co. (The)	551	16,596
Sysco Corp.	328	14,967
Walgreens Boots Alliance, Inc.	506	23,149
Walmart, Inc.	937	106,462

		243,577

Food Products (0.4%)
Archer-Daniels-Midland Co.	383	13,474
Campbell Soup Co.	117	5,401
Conagra Brands, Inc.	326	9,565
General Mills, Inc.	412	21,741
Hershey Co. (The)	98	12,985
Hormel Foods Corp.	177	8,255
JM Smucker Co. (The)	83	9,213
Kellogg Co.	177	10,618
Kraft Heinz Co. (The)	431	10,663
Lamb Weston Holdings, Inc.	95	5,424
McCormick & Co., Inc. (Non- Voting)	80	11,297
Mondelez International, Inc., Class A	961	48,127
Tyson Foods, Inc., Class A	203	11,748

		178,511

Household Products (0.6%)
Church & Dwight Co., Inc.	166	10,654
Clorox Co. (The)	83	14,380
Colgate-Palmolive Co.	558	37,029
Kimberly-Clark Corp.	221	28,259
Procter & Gamble Co. (The)	1,658	182,380

		272,702

Personal Products (0.0%)
Coty, Inc., Class A	147	758
Estee Lauder Cos., Inc. (The), Class A	147	23,423

		24,181

Tobacco (0.3%)
Altria Group, Inc.	1,231	47,603
Philip Morris International, Inc.	1,024	74,711

		122,314

Total Consumer Staples		1,103,800

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	468	4,914
Halliburton Co.	596	4,083
Helmerich & Payne, Inc.	87	1,361
National Oilwell Varco, Inc.	251	2,467
Schlumberger Ltd.	896	12,087
TechnipFMC plc	243	1,638

		26,550

Oil, Gas & Consumable Fuels (0.8%)
Apache Corp.	236	987
Cabot Oil & Gas Corp.	274	4,710
Chevron Corp.	1,254	90,865
Concho Resources, Inc.	135	5,785
ConocoPhillips	743	22,884
Devon Energy Corp.	243	1,679
Diamondback Energy, Inc.	102	2,672
EOG Resources, Inc.	385	13,829
Exxon Mobil Corp.	2,805	106,506
Hess Corp.	183	6,094
HollyFrontier Corp.	95	2,328
Kinder Morgan, Inc.	1,281	17,832
Marathon Oil Corp.	581	1,912
Marathon Petroleum Corp.	434	10,251
Noble Energy, Inc.	338	2,042
Occidental Petroleum Corp.	574	6,647
ONEOK, Inc.	266	5,801
Phillips 66	289	15,505
Pioneer Natural Resources Co.	109	7,646
Valero Energy Corp.	281	12,746
Williams Cos., Inc. (The)	824	11,660

		350,381

Total Energy		376,931

Financials (3.5%)
Banks (1.3%)
Bank of America Corp.	5,570	118,251
Citigroup, Inc.	1,501	63,222
Citizens Financial Group, Inc.	292	5,492
Comerica, Inc.	105	3,081
Fifth Third Bancorp	479	7,113
First Republic Bank	117	9,627
Huntington Bancshares, Inc.	724	5,944
JPMorgan Chase & Co.	2,126	191,404
KeyCorp	671	6,958
M&T Bank Corp.	87	8,998
People’s United Financial, Inc.	310	3,425
PNC Financial Services Group, Inc. (The)	296	28,333
Regions Financial Corp.	637	5,714
SVB Financial Group*	34	5,137
Truist Financial Corp.	915	28,219
US Bancorp	957	32,969
Wells Fargo & Co.	2,643	75,854
Zions Bancorp NA	109	2,917

		602,658

Capital Markets (0.8%)
Ameriprise Financial, Inc.	83	8,506
Bank of New York Mellon Corp. (The)	566	19,063
BlackRock, Inc.	80	35,197
Cboe Global Markets, Inc.	80	7,140
Charles Schwab Corp. (The)	766	25,753
CME Group, Inc.	232	40,115
E*TRADE Financial Corp.	169	5,800
Franklin Resources, Inc.	188	3,138
Goldman Sachs Group, Inc. (The)	210	32,464
Intercontinental Exchange, Inc.	383	30,927
MarketAxess Holdings, Inc.	30	9,977
Moody’s Corp.	105	22,207
Morgan Stanley	824	28,016
MSCI, Inc.	57	16,471
Nasdaq, Inc.	68	6,457
Northern Trust Corp.	139	10,489
Raymond James Financial, Inc.	83	5,246
S&P Global, Inc.	162	39,698
State Street Corp.	236	12,572
T. Rowe Price Group, Inc.	154	15,038

		374,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	438	$37,497
Capital One Financial Corp.	315	15,882
Discover Financial Services	213	7,598
Synchrony Financial	393	6,323

		67,300

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,296	236,948

Insurance (0.7%)
Aflac, Inc.	491	16,812
Allstate Corp. (The)	211	19,355
American International Group, Inc.	558	13,532
Aon plc	158	26,076
Arthur J Gallagher & Co.	120	9,781
Assurant, Inc.	42	4,372
Chubb Ltd.	304	33,954
Cincinnati Financial Corp.	90	6,791
Everest Re Group Ltd.	17	3,271
Globe Life, Inc.	76	5,470
Hartford Financial Services Group, Inc. (The)	243	8,563
Lincoln National Corp.	143	3,764
Loews Corp.	169	5,886
Marsh & McLennan Cos., Inc.	338	29,223
MetLife, Inc.	528	16,141
Principal Financial Group, Inc.	162	5,077
Progressive Corp. (The)	374	27,616
Prudential Financial, Inc.	266	13,869
Travelers Cos., Inc. (The)	177	17,585
Unum Group	124	1,861
Willis Towers Watson plc	87	14,777
WR Berkley Corp.	117	6,104

		289,880

Total Financials		1,571,060

Health Care (4.8%)
Biotechnology (0.8%)
AbbVie, Inc.	982	74,819
Alexion Pharmaceuticals, Inc.*	154	13,828
Amgen, Inc.	393	79,673
Biogen, Inc.*	120	37,966
Gilead Sciences, Inc.	824	61,602
Incyte Corp.*	117	8,568
Regeneron Pharmaceuticals, Inc.*	53	25,879
Vertex Pharmaceuticals, Inc.*	169	40,213

		342,548

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	1,178	92,956
ABIOMED, Inc.*	30	4,355
Align Technology, Inc.*	53	9,219
Baxter International, Inc.	338	27,442
Becton Dickinson and Co.	181	41,588
Boston Scientific Corp.*	942	30,738
Cooper Cos., Inc. (The)	34	9,373
Danaher Corp.	423	58,548
Dentsply Sirona, Inc.	166	6,446
Edwards Lifesciences Corp.*	139	26,218
Hologic, Inc.*	183	6,423
IDEXX Laboratories, Inc.*	61	14,777
Intuitive Surgical, Inc.*	80	39,617
Medtronic plc	896	80,801
ResMed, Inc.	98	14,435
STERIS plc	57	7,978
Stryker Corp.	213	35,462
Teleflex, Inc.	34	9,957
Varian Medical Systems, Inc.*	61	6,262
Zimmer Biomet Holdings, Inc.	128	12,938

		535,533

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	102	9,027
Anthem, Inc.	166	37,689
Cardinal Health, Inc.	211	10,115
Centene Corp.*	397	23,586
Cigna Corp.	259	45,890
CVS Health Corp.	858	50,905
DaVita, Inc.*	61	4,640
HCA Healthcare, Inc.	181	16,263
Henry Schein, Inc.*	83	4,193
Humana, Inc.	90	28,262
Laboratory Corp. of America Holdings*	64	8,089
McKesson Corp.	120	16,231
Quest Diagnostics, Inc.	87	6,986
UnitedHealth Group, Inc.	630	157,109
Universal Health Services, Inc., Class B	53	5,251

		424,236

Health Care Technology (0.0%)
Cerner Corp.	211	13,291

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	207	14,825
Illumina, Inc.*	98	26,766
IQVIA Holdings, Inc.*	120	12,943
Mettler-Toledo International, Inc.*	15	10,358
PerkinElmer, Inc.	83	6,248
Thermo Fisher Scientific, Inc.	266	75,437
Waters Corp.*	53	9,649

		156,226

Pharmaceuticals (1.6%)
Allergan plc	221	39,139
Bristol-Myers Squibb Co.	1,550	86,397
Eli Lilly & Co.	555	76,989
Johnson & Johnson	1,741	228,297
Merck & Co., Inc.	1,700	130,798
Mylan NV*	370	5,517
Perrigo Co. plc	98	4,713
Pfizer, Inc.	3,665	119,626
Zoetis, Inc.	307	36,131

		727,607

Total Health Care		2,199,441

Industrials (2.6%)
Aerospace & Defense (0.6%)
Arconic, Inc.	251	4,031
Boeing Co. (The)	353	52,646
General Dynamics Corp.	154	20,376
Huntington Ingalls Industries, Inc.	25	4,555
L3Harris Technologies, Inc.	147	26,478
Lockheed Martin Corp.	166	56,266
Northrop Grumman Corp.	105	31,768
Raytheon Co.	181	23,738
Textron, Inc.	147	3,921
TransDigm Group, Inc.	34	10,886
United Technologies Corp.	536	50,561

		285,226

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	98	6,488
Expeditors International of Washington, Inc.	117	7,806
FedEx Corp.	158	19,159
United Parcel Service, Inc., Class B	468	43,720

		77,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Alaska Air Group, Inc.	76	$2,164
American Airlines Group, Inc.	285	3,474
Delta Air Lines, Inc.	385	10,984
Southwest Airlines Co.	307	10,932
United Airlines Holdings, Inc.*	154	4,859

		32,413

Building Products (0.1%)
Allegion plc	61	5,613
AO Smith Corp.	105	3,970
Fortune Brands Home & Security, Inc.	87	3,763
Johnson Controls International plc	532	14,343
Masco Corp.	198	6,845
Trane Technologies plc	158	13,049

		47,583

Commercial Services & Supplies (0.1%)
Cintas Corp.	53	9,181
Copart, Inc.*	124	8,496
Republic Services, Inc.	143	10,734
Rollins, Inc.	95	3,433
Waste Management, Inc.	251	23,233

		55,077

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	90	7,134
Quanta Services, Inc.	83	2,634

		9,768

Electrical Equipment (0.1%)
AMETEK, Inc.	158	11,379
Eaton Corp. plc	285	22,142
Emerson Electric Co.	393	18,726
Rockwell Automation, Inc.	80	12,073

		64,320

Industrial Conglomerates (0.4%)
3M Co.	374	51,055
General Electric Co.	5,832	46,306
Honeywell International, Inc.	476	63,684
Roper Technologies, Inc.	68	21,203

		182,248

Machinery (0.5%)
Caterpillar, Inc.	374	43,399
Cummins, Inc.	109	14,750
Deere & Co.	210	29,014
Dover Corp.	102	8,562
Flowserve Corp.	68	1,624
Fortive Corp.	207	11,424
IDEX Corp.	57	7,872
Illinois Tool Works, Inc.	192	27,287
Ingersoll Rand, Inc.*	139	3,447
PACCAR, Inc.	228	13,938
Parker-Hannifin Corp.	83	10,768
Pentair plc	128	3,809
Snap-on, Inc.	34	3,700
Stanley Black & Decker, Inc.	105	10,500
Westinghouse Air Brake Technologies Corp.	124	5,968
Xylem, Inc.	124	8,076

		204,138

Professional Services (0.1%)
Equifax, Inc.	80	9,556
IHS Markit Ltd.	277	16,620
Nielsen Holdings plc	259	3,248
Robert Half International, Inc.	90	3,397
Verisk Analytics, Inc.	105	14,635

		47,456

Road & Rail (0.3%)
CSX Corp.	532	30,483
JB Hunt Transport Services, Inc.	61	5,626
Kansas City Southern	76	9,666
Norfolk Southern Corp.	177	25,842
Old Dominion Freight Line, Inc.	80	10,435
Union Pacific Corp.	468	66,007

		148,059

Trading Companies & Distributors (0.1%)
Fastenal Co.	374	11,687
United Rentals, Inc.*	53	5,454
WW Grainger, Inc.	30	7,455

		24,596

Total Industrials		1,178,057

Information Technology (8.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	40	8,102
Cisco Systems, Inc.	2,797	109,950
F5 Networks, Inc.*	40	4,265
Juniper Networks, Inc.	207	3,962
Motorola Solutions, Inc.	105	13,957

		140,236

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	192	13,993
CDW Corp.	98	9,140
Corning, Inc.	513	10,537
FLIR Systems, Inc.	98	3,125
IPG Photonics Corp.*	25	2,757
Keysight Technologies, Inc.*	120	10,042
TE Connectivity Ltd.	225	14,171
Zebra Technologies Corp., Class A*	34	6,242

		70,007

IT Services (1.7%)
Accenture plc, Class A	415	67,753
Akamai Technologies, Inc.*	120	10,979
Alliance Data Systems Corp.	34	1,144
Automatic Data Processing, Inc.	289	39,500
Broadridge Financial Solutions, Inc.	68	6,448
Cognizant Technology Solutions Corp., Class A	374	17,380
DXC Technology Co.	185	2,414
Fidelity National Information Services, Inc.	404	49,143
Fiserv, Inc.*	374	35,526
FleetCor Technologies, Inc.*	61	11,379
Gartner, Inc.*	61	6,074
Global Payments, Inc.	198	28,557
International Business Machines Corp.	577	64,007
Jack Henry & Associates, Inc.	53	8,228
Leidos Holdings, Inc.	87	7,974
Mastercard, Inc., Class A	589	142,279
Paychex, Inc.	207	13,024
PayPal Holdings, Inc.*	779	74,581
VeriSign, Inc.*	64	11,526
Visa, Inc., Class A	1,138	183,355
Western Union Co. (The)	281	5,094

		786,365

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	694	31,563
Analog Devices, Inc.	243	21,785
Applied Materials, Inc.	596	27,309
Broadcom, Inc.	266	63,069
Intel Corp.	2,944	159,329
KLA Corp.	105	15,093
Lam Research Corp.	98	23,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maxim Integrated Products, Inc.	185	$8,993
Microchip Technology, Inc.	147	9,967
Micron Technology, Inc.*	724	30,451
NVIDIA Corp.	404	106,494
Qorvo, Inc.*	87	7,015
QUALCOMM, Inc.	804	54,391
Skyworks Solutions, Inc.	117	10,457
Texas Instruments, Inc.	622	62,156
Xilinx, Inc.	166	12,938

		644,530

Software (2.7%)
Adobe, Inc.*	321	102,155
ANSYS, Inc.*	57	13,251
Autodesk, Inc.*	143	22,322
Cadence Design Systems, Inc.*	188	12,416
Citrix Systems, Inc.	83	11,749
Fortinet, Inc.*	87	8,802
Intuit, Inc.	169	38,870
Microsoft Corp.	5,059	797,855
NortonLifeLock, Inc.	385	7,203
Oracle Corp.	1,453	70,223
Paycom Software, Inc.*	34	6,868
salesforce.com, Inc.*	577	83,076
ServiceNow, Inc.*	143	40,981
Synopsys, Inc.*	102	13,137

		1,228,908

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	2,810	714,555
Hewlett Packard Enterprise Co.	862	8,370
HP, Inc.	1,005	17,447
NetApp, Inc.	158	6,587
Seagate Technology plc	154	7,515
Western Digital Corp.	203	8,449
Xerox Holdings Corp.	117	2,216

		765,139

Total Information Technology		3,635,185

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	147	29,343
Albemarle Corp.	83	4,679
Celanese Corp.	83	6,091
CF Industries Holdings, Inc.	154	4,189
Corteva, Inc.	525	12,337
Dow, Inc.	487	14,240
DuPont de Nemours, Inc.	495	16,879
Eastman Chemical Co.	95	4,425
Ecolab, Inc.	166	25,868
FMC Corp.	83	6,780
International Flavors & Fragrances, Inc.	76	7,758
Linde plc	355	61,415
LyondellBasell Industries NV, Class A	177	8,785
Mosaic Co. (The)	259	2,802
PPG Industries, Inc.	158	13,209
Sherwin-Williams Co. (The)	57	26,193

		244,993

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	40	7,569
Vulcan Materials Co.	83	8,970

		16,539

Containers & Packaging (0.1%)
Amcor plc	1,081	8,778
Avery Dennison Corp.	57	5,807
Ball Corp.	213	13,772
International Paper Co.	243	7,565
Packaging Corp. of America	64	5,557
Sealed Air Corp.	83	2,051
Westrock Co.	185	5,228

		48,758

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,032	6,966
Newmont Corp.	532	24,089
Nucor Corp.	198	7,132

		38,187

Total Materials		348,477

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	80	10,965
American Tower Corp. (REIT)	289	62,930
Apartment Investment & Management Co. (REIT), Class A	98	3,445
AvalonBay Communities, Inc. (REIT)	98	14,423
Boston Properties, Inc. (REIT)	90	8,301
Crown Castle International Corp. (REIT)	270	38,988
Digital Realty Trust, Inc. (REIT)	128	17,780
Duke Realty Corp. (REIT)	251	8,127
Equinix, Inc. (REIT)	57	35,600
Equity Residential (REIT)	236	14,564
Essex Property Trust, Inc. (REIT)	42	9,250
Extra Space Storage, Inc. (REIT)	80	7,661
Federal Realty Investment Trust (REIT)	53	3,954
Healthpeak Properties, Inc. (REIT)	338	8,061
Host Hotels & Resorts, Inc. (REIT)	525	5,796
Iron Mountain, Inc. (REIT)	207	4,927
Kimco Realty Corp. (REIT)	247	2,388
Mid-America Apartment Communities, Inc. (REIT)	80	8,242
Prologis, Inc. (REIT)	423	33,996
Public Storage (REIT)	98	19,464
Realty Income Corp. (REIT)	213	10,620
Regency Centers Corp. (REIT)	102	3,920
SBA Communications Corp. (REIT)	68	18,358
Simon Property Group, Inc. (REIT)	203	11,137
SL Green Realty Corp. (REIT)	64	2,758
UDR, Inc. (REIT)	177	6,468
Ventas, Inc. (REIT)	236	6,325
Vornado Realty Trust (REIT)	109	3,947
Welltower, Inc. (REIT)	259	11,857
Weyerhaeuser Co. (REIT)	479	8,119

		402,371

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	232	8,749

Total Real Estate		411,120

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	166	8,016
American Electric Power Co., Inc.	329	26,313
Duke Energy Corp.	476	38,499
Edison International	236	12,930
Entergy Corp.	128	12,028
Evergy, Inc.	166	9,138
Eversource Energy	207	16,189
Exelon Corp.	649	23,890
FirstEnergy Corp.	359	14,385
NextEra Energy, Inc.	325	78,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NRG Energy, Inc.	169	$4,607
Pinnacle West Capital Corp.	76	5,760
PPL Corp.	472	11,649
Southern Co. (The)	683	36,978
Xcel Energy, Inc.	355	21,407

		319,991

Gas Utilities (0.0%)
Atmos Energy Corp.	80	7,938

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	415	5,644

Multi-Utilities (0.4%)
Ameren Corp.	162	11,798
CenterPoint Energy, Inc.	353	5,454
CMS Energy Corp.	192	11,280
Consolidated Edison, Inc.	225	17,550
Dominion Energy, Inc.	532	38,405
DTE Energy Co.	124	11,776
NiSource, Inc.	247	6,168
Public Service Enterprise Group, Inc.	328	14,731
Sempra Energy	185	20,903
WEC Energy Group, Inc.	207	18,243

		156,308

Water Utilities (0.0%)
American Water Works Co., Inc.	117	13,989

Total Utilities		503,870

Total Common Stocks (31.4%) (Cost $16,897,322)		14,266,776

EXCHANGE TRADED FUNDS (ETF):
Equity (4.7%)
iShares Core S&P 500 ETF	7,255	1,874,692
iShares Core S&P Mid-Cap ETF	904	130,049
iShares MSCI EAFE ETF	1,169	62,495
iShares Russell 2000 ETF	784	89,737

Total Exchange Traded Funds (4.7%) (Cost $2,051,504)		2,156,973

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (38.6%)
Communication Services (2.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
4.125%, 2/17/26	$150,000	159,131
4.300%, 2/15/30	150,000	161,257
Verizon Communications, Inc.
4.329%, 9/21/28	225,000	254,797

		575,185

Entertainment (0.1%)
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	40,000	41,737

Media (1.0%)
Charter Communications Operating LLC
4.908%, 7/23/25	105,000	111,125
Comcast Corp.
3.950%, 10/15/25	75,000	82,156
4.150%, 10/15/28	190,000	213,345
Discovery Communications LLC
3.950%, 3/20/28	36,000	35,039
ViacomCBS, Inc.
2.900%, 1/15/27	35,000	31,897

		473,562

Wireless Telecommunication Services (0.2%)
Vodafone Group plc
4.375%, 5/30/28	80,000	84,566

Total Communication Services		1,175,050

Consumer Discretionary (1.5%)
Automobiles (0.2%)
Ford Motor Co.
4.346%, 12/8/26	140,000	109,239

Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
3.375%, 5/26/25	100,000	103,464
Starbucks Corp.
3.550%, 8/15/29	100,000	103,775

		207,239

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
3.150%, 8/22/27	100,000	109,500

Specialty Retail (0.6%)
Home Depot, Inc. (The)
3.350%, 9/15/25	50,000	53,907
3.000%, 4/1/26	80,000	85,354
Lowe’s Cos., Inc.
2.500%, 4/15/26	110,000	108,807

		248,068

Total Consumer Discretionary		674,046

Consumer Staples (2.7%)
Beverages (1.3%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26	100,000	102,467
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	125,000	136,973
Coca-Cola Co. (The)
2.125%, 9/6/29	50,000	50,368
Constellation Brands, Inc.
3.150%, 8/1/29	100,000	93,261
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	109,196
PepsiCo, Inc.
2.375%, 10/6/26	75,000	77,431

		569,696

Food & Staples Retailing (0.4%)
Walmart, Inc.
3.700%, 6/26/28	180,000	201,582

Food Products (0.3%)
Tyson Foods, Inc.
3.550%, 6/2/27	37,000	37,939
Unilever Capital Corp.
3.500%, 3/22/28	100,000	108,014

		145,953

Household Products (0.1%)
Procter & Gamble Co. (The)
2.700%, 2/2/26	50,000	51,740

Tobacco (0.6%)
Altria Group, Inc.
4.400%, 2/14/26	110,000	113,519
BAT Capital Corp.
3.557%, 8/15/27	130,000	124,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Philip Morris International, Inc.
3.375%, 8/15/29	$39,000	$40,631

		278,337

Total Consumer Staples		1,247,308

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	100,000	107,701
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29§	125,000	96,563
Chevron Corp.
2.954%, 5/16/26	100,000	105,119
Concho Resources, Inc.
3.750%, 10/1/27	75,000	64,033
ConocoPhillips Co.
4.950%, 3/15/26	90,000	95,450
Diamondback Energy, Inc.
3.250%, 12/1/26	65,000	45,914
Enbridge, Inc.
3.700%, 7/15/27	110,000	106,406
Energy Transfer Operating LP
5.500%, 6/1/27	110,000	96,129
Enterprise Products Operating LLC
4.150%, 10/16/28	100,000	99,336
Exxon Mobil Corp.
3.043%, 3/1/26	75,000	78,772
Kinder Morgan, Inc.
4.300%, 6/1/25	100,000	103,502
MPLX LP
4.000%, 3/15/28	80,000	67,997
Occidental Petroleum Corp.
3.400%, 4/15/26	125,000	60,312
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	125,000	111,592
TransCanada PipeLines Ltd.
4.875%, 1/15/26	50,000	51,265
Valero Energy Corp.
4.000%, 4/1/29	93,000	88,304
Williams Cos., Inc. (The)
3.750%, 6/15/27	85,000	77,833

Total Energy		1,456,228

Financials (13.2%)
Banks (8.5%)
Bank of America Corp.
3.875%, 8/1/25	230,000	245,840
3.248%, 10/21/27	150,000	149,851
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	280,000	288,974
Barclays plc
3.650%, 3/16/25	200,000	189,501
Citigroup, Inc.
4.600%, 3/9/26	220,000	232,364
4.450%, 9/29/27	330,000	344,981
HSBC Holdings plc
4.375%, 11/23/26	200,000	205,903
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27(k)	220,000	236,993
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	150,000	156,923
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	190,000	214,336
KeyCorp
4.100%, 4/30/28	30,000	31,244
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	204,228
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	200,000	207,345
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	150,000	151,876
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	148,000	145,037
Truist Financial Corp.
3.875%, 3/19/29	100,000	103,371
US Bancorp
3.100%, 4/27/26	100,000	98,766
Wells Fargo & Co.
3.550%, 9/29/25	220,000	231,700
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	245,000	252,770
Westpac Banking Corp.
2.850%, 5/13/26	150,000	154,899

		3,846,902

Capital Markets (2.5%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	100,000	104,439
Charles Schwab Corp. (The)
3.250%, 5/22/29	100,000	98,193
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	180,000	178,596
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	90,000	95,945
Morgan Stanley
4.350%, 9/8/26	150,000	162,620
3.950%, 4/23/27	350,000	359,314
State Street Corp.
2.650%, 5/19/26	125,000	124,229

		1,123,336

Consumer Finance (1.3%)
American Express Credit Corp.
3.300%, 5/3/27	75,000	76,995
Capital One Financial Corp.
4.200%, 10/29/25	150,000	147,682
Discover Financial Services
4.100%, 2/9/27	125,000	119,512
General Motors Financial Co., Inc.
5.250%, 3/1/26	150,000	131,677
Synchrony Financial
4.500%, 7/23/25	111,000	108,624

		584,490

Diversified Financial Services (0.3%)
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/1/25	50,000	51,144
Shell International Finance BV
3.250%, 5/11/25	100,000	104,807

		155,951

Insurance (0.6%)
American International Group, Inc.
4.250%, 3/15/29	80,000	82,560
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	80,262
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	100,000	104,747

		267,569

Total Financials		5,978,248

Health Care (4.6%)
Biotechnology (1.0%)
AbbVie, Inc.
3.600%, 5/14/25	160,000	167,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.250%, 11/14/28	$100,000	$107,085
Amgen, Inc.
2.600%, 8/19/26	75,000	77,035
Gilead Sciences, Inc.
3.650%, 3/1/26	70,000	75,479

		426,953

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.750%, 11/30/26	61,000	68,602
Becton Dickinson and Co.
3.700%, 6/6/27	31,000	30,923
Medtronic, Inc.
3.500%, 3/15/25	45,000	48,186

		147,711

Health Care Providers & Services (1.9%)
Anthem, Inc.
4.101%, 3/1/28	130,000	137,291
Cigna Corp.
3.250%, 4/15/25§	125,000	125,059
3.050%, 10/15/27§	50,000	49,276
CVS Health Corp.
3.000%, 8/15/26	100,000	98,731
4.300%, 3/25/28	205,000	217,145
HCA, Inc.
4.125%, 6/15/29	90,000	90,663
UnitedHealth Group, Inc.
3.750%, 7/15/25	150,000	162,765

		880,930

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26	70,000	70,336

Pharmaceuticals (1.2%)
AstraZeneca plc
3.375%, 11/16/25	79,000	82,462
Bristol-Myers Squibb Co.
3.200%, 6/15/26§	80,000	85,302
3.450%, 11/15/27§	90,000	95,870
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	44,000	48,462
Johnson & Johnson
2.450%, 3/1/26	65,000	69,281
Merck & Co., Inc.
3.400%, 3/7/29	90,000	99,053
Pfizer, Inc.
3.000%, 12/15/26	75,000	80,014

		560,444

Total Health Care		2,086,374

Industrials (2.9%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
2.250%, 6/15/26	115,000	98,998
L3Harris Technologies, Inc.
3.850%, 12/15/26§	50,000	53,833
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	96,958
United Technologies Corp.
3.950%, 8/16/25	150,000	163,488
4.125%, 11/16/28	130,000	142,399

		555,676

Air Freight & Logistics (0.2%)
FedEx Corp.
3.250%, 4/1/26	100,000	94,979

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
3.450%, 6/15/29	50,000	52,061

Industrial Conglomerates (0.4%)
3M Co.
3.000%, 8/7/25	50,000	51,557
2.875%, 10/15/27	100,000	101,652

		153,209

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	100,000	129,882

Road & Rail (0.6%)
CSX Corp.
3.250%, 6/1/27	100,000	102,390
Union Pacific Corp.
3.950%, 9/10/28	150,000	161,459

		263,849

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	75,000	60,351

Total Industrials		1,310,007

Information Technology (3.3%)
IT Services (1.0%)
Fidelity National Information Services, Inc.
3.000%, 8/15/26	60,000	60,609
Fiserv, Inc.
3.500%, 7/1/29	75,000	78,192
International Business Machines Corp.
3.500%, 5/15/29	100,000	107,754
Mastercard, Inc.
2.950%, 6/1/29	76,000	80,373
PayPal Holdings, Inc.
2.850%, 10/1/29	50,000	50,573
Visa, Inc.
3.150%, 12/14/25	75,000	81,720

		459,221

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom Corp.
3.500%, 1/15/28	200,000	184,691
Intel Corp.
3.700%, 7/29/25	50,000	54,335
3.150%, 5/11/27	75,000	78,241
NXP BV
4.300%, 6/18/29§	39,000	39,472
QUALCOMM, Inc.
3.250%, 5/20/27	63,000	66,365

		423,104

Software (0.5%)
Microsoft Corp.
3.300%, 2/6/27	110,000	121,932
Oracle Corp.
3.250%, 11/15/27	100,000	103,072

		225,004

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.
3.250%, 2/23/26	210,000	227,730
Dell International LLC
6.020%, 6/15/26§	165,000	170,246

		397,976

Total Information Technology		1,505,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Materials (0.7%)
Chemicals (0.3%)
Dow Chemical Co. (The)
3.625%, 5/15/26	$50,000	$48,809
DuPont de Nemours, Inc.
4.725%, 11/15/28	100,000	103,686

		152,495

Containers & Packaging (0.3%)
WRKCo., Inc.
4.900%, 3/15/29	130,000	136,730

Metals & Mining (0.1%)
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	50,000	52,832

Total Materials		342,057

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	64,942
American Tower Corp. (REIT)
3.375%, 10/15/26	125,000	124,144
Boston Properties LP (REIT)
2.750%, 10/1/26	75,000	71,280
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	100,000	98,800
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	100,000	95,956
Equinix, Inc. (REIT)
3.200%, 11/18/29	115,000	104,937
Healthpeak Properties, Inc. (REIT)
3.250%, 7/15/26	80,000	87,545
Ventas Realty LP (REIT)
3.250%, 10/15/26	100,000	94,048
Welltower, Inc. (REIT)
4.250%, 4/1/26	115,000	118,633

Total Real Estate		860,285

Utilities (2.0%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.
Series J
4.300%, 12/1/28	75,000	79,919
Duke Energy Corp.
3.150%, 8/15/27	25,000	25,041
Duke Energy Progress LLC
3.250%, 8/15/25	125,000	134,727
Exelon Corp.
3.400%, 4/15/26	70,000	68,148
FirstEnergy Corp.
Series B
3.900%, 7/15/27	20,000	20,316
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	84,343
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	125,000	123,455
Southern Co. (The)
3.250%, 7/1/26	100,000	100,413

		636,362

Multi-Utilities (0.6%)
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	50,000	51,243
Dominion Energy, Inc.
3.900%, 10/1/25	75,000	77,949
Sempra Energy
3.400%, 2/1/28	130,000	129,365

		258,557

Total Utilities		894,919

Total Corporate Bonds		17,529,827

Total Long-Term Debt Securities (38.6%) (Cost $17,872,474)		17,529,827

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (16.7%)
JPMorgan Prime Money Market Fund, IM Shares	7,603,991	7,604,751

Total Short-Term Investment (16.7%) (Cost $7,605,357)		7,604,751

Total Investments in Securities (91.4%) (Cost $44,426,657)		41,558,327
Other Assets Less Liabilities (8.6%)		3,886,281

Net Assets (100%)		$45,444,608

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $715,621 or 1.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	111	6/2020	USD	8,654,115	373,481
Russell 2000 E-Mini Index	18	6/2020	USD	1,032,840	27,116
S&P Midcap 400 E-Mini Index	6	6/2020	USD	862,680	3,263

					403,860

Short Contracts
S&P 500 E-Mini Index	(146)	6/2020	USD	(18,758,810)	(154,558)

					(154,558)

					249,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,526,710	$—	$—	$1,526,710
Consumer Discretionary	1,412,125	—	—	1,412,125
Consumer Staples	1,103,800	—	—	1,103,800
Energy	376,931	—	—	376,931
Financials	1,571,060	—	—	1,571,060
Health Care	2,199,441	—	—	2,199,441
Industrials	1,178,057	—	—	1,178,057
Information Technology	3,635,185	—	—	3,635,185
Materials	348,477	—	—	348,477
Real Estate	411,120	—	—	411,120
Utilities	503,870	—	—	503,870
Corporate Bonds
Communication Services	—	1,175,050	—	1,175,050
Consumer Discretionary	—	674,046	—	674,046
Consumer Staples	—	1,247,308	—	1,247,308
Energy	—	1,456,228	—	1,456,228
Financials	—	5,978,248	—	5,978,248
Health Care	—	2,086,374	—	2,086,374
Industrials	—	1,310,007	—	1,310,007
Information Technology	—	1,505,305	—	1,505,305
Materials	—	342,057	—	342,057
Real Estate	—	860,285	—	860,285
Utilities	—	894,919	—	894,919
Exchange Traded Funds	2,156,973	—	—	2,156,973
Futures	403,860	—	—	403,860
Short-Term Investment
Investment Company	7,604,751	—	—	7,604,751

Total Assets	$24,432,360	$17,529,827	$—	$41,962,187

Liabilities:
Futures	$(154,558)	$—	$—	$(154,558)

Total Liabilities	$(154,558)	$—	$—	$(154,558)

Total	$24,277,802	$17,529,827	$—	$41,807,629

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$925,468
Aggregate gross unrealized depreciation	(3,656,369)

Net unrealized depreciation	$(2,730,901)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$44,538,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	138,407	$3,768,823

Total Communication Services		3,768,823

Consumer Discretionary (6.7%)
Auto Components (0.4%)
Visteon Corp.*	60,301	2,893,242

Diversified Consumer Services (1.7%)
frontdoor, Inc.*	154,072	5,358,624
ServiceMaster Global Holdings, Inc.*	308,147	8,319,969

		13,678,593

Hotels, Restaurants & Leisure (1.9%)
Aramark	239,017	4,773,170
Dunkin’ Brands Group, Inc.	194,351	10,320,038

		15,093,208

Internet & Direct Marketing Retail (0.5%)
Wayfair, Inc., Class A(x)*	73,983	3,953,651

Specialty Retail (1.5%)
CarMax, Inc.*	154,662	8,325,455
Williams-Sonoma, Inc.	82,759	3,518,913

		11,844,368

Textiles, Apparel & Luxury Goods (0.7%)
Gildan Activewear, Inc.	446,379	5,695,796

Total Consumer Discretionary		53,158,858

Financials (13.1%)
Banks (0.4%)
SVB Financial Group*	23,500	3,550,380

Capital Markets (5.5%)
Cboe Global Markets, Inc.	70,110	6,257,317
LPL Financial Holdings, Inc.	291,164	15,848,057
MSCI, Inc.	22,457	6,489,175
TD Ameritrade Holding Corp.	426,305	14,775,731

		43,370,280

Insurance (7.2%)
Aon plc	119,811	19,773,607
Intact Financial Corp.	172,091	14,873,466
Willis Towers Watson plc	58,499	9,936,055
WR Berkley Corp.	241,680	12,608,446

		57,191,574

Total Financials		104,112,234

Health Care (18.7%)
Biotechnology (1.2%)
Neurocrine Biosciences, Inc.*	67,938	5,880,034
Sarepta Therapeutics, Inc.*	38,912	3,806,372

		9,686,406

Health Care Equipment & Supplies (9.4%)
Boston Scientific Corp.*	503,066	16,415,044
Cooper Cos., Inc. (The)	58,613	16,157,846
Dentsply Sirona, Inc.	156,157	6,063,576
ICU Medical, Inc.*	34,616	6,984,470
STERIS plc	114,393	16,011,588
Teleflex, Inc.	27,213	7,969,599
Varian Medical Systems, Inc.*	47,134	4,838,777

		74,440,900

Life Sciences Tools & Services (5.3%)
IQVIA Holdings, Inc.*	96,385	10,396,086
PerkinElmer, Inc.	216,569	16,303,314
PRA Health Sciences, Inc.*	72,300	6,003,792
Waters Corp.*	53,199	9,684,878

		42,388,070

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	87,850	4,896,759
Catalent, Inc.*	218,369	11,344,269
Elanco Animal Health, Inc.*	286,189	6,407,772

		22,648,800

Total Health Care		149,164,176

Industrials (16.7%)
Aerospace & Defense (3.1%)
L3Harris Technologies, Inc.	72,370	13,035,284
Teledyne Technologies, Inc.*	39,165	11,642,580

		24,677,864

Airlines (0.7%)
Ryanair Holdings plc (ADR)*	104,483	5,547,002

Building Products (0.5%)
Trane Technologies plc	48,643	4,017,425

Commercial Services & Supplies (1.9%)
Cimpress plc(x)*	116,887	6,218,388
Ritchie Bros Auctioneers, Inc.	269,159	9,199,855

		15,418,243

Electrical Equipment (1.9%)
Sensata Technologies Holding plc*	510,075	14,756,470

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	57,249	7,172,155

Machinery (3.0%)
Ingersoll Rand, Inc.*	173,886	4,312,373
Middleby Corp. (The)*	61,169	3,479,293
Rexnord Corp.	368,790	8,360,469
Westinghouse Air Brake Technologies Corp.	161,409	7,768,615

		23,920,750

Professional Services (4.1%)
CoStar Group, Inc.*	18,925	11,112,949
IHS Markit Ltd.	111,231	6,673,860
Verisk Analytics, Inc.	104,802	14,607,303

		32,394,112

Trading Companies & Distributors (0.6%)
Ferguson plc	79,130	4,948,061

Total Industrials		132,852,082

Information Technology (35.6%)
Electronic Equipment, Instruments & Components (5.7%)
Belden, Inc.	106,167	3,830,505
Dolby Laboratories, Inc., Class A	161,587	8,759,631
Flex Ltd.*	909,452	7,616,661
National Instruments Corp.	333,875	11,044,585
TE Connectivity Ltd.	229,051	14,425,632

		45,677,014

IT Services (12.7%)
Amdocs Ltd.	264,353	14,531,484
Broadridge Financial Solutions, Inc.	163,226	15,478,722
Edenred	164,129	6,869,335
Euronet Worldwide, Inc.*	43,595	3,736,963
Fidelity National Information Services, Inc.	129,040	15,696,426
Global Payments, Inc.	119,357	17,214,860
GoDaddy, Inc., Class A*	263,344	15,039,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
WEX, Inc.*	120,634	$12,612,285

		101,179,651

Semiconductors & Semiconductor Equipment (7.6%)
KLA Corp.	103,875	14,930,993
Lam Research Corp.	48,373	11,609,520
Microchip Technology, Inc.(x)	244,044	16,546,183
ON Semiconductor Corp.*	791,336	9,844,220
Xilinx, Inc.	94,928	7,398,688

		60,329,604

Software (9.6%)
Atlassian Corp. plc, Class A*	83,910	11,517,487
Constellation Software, Inc.	30,340	27,574,410
Nice Ltd. (ADR)(x)*	134,282	19,277,524
SS&C Technologies Holdings, Inc.	401,164	17,579,006

		75,948,427

Total Information Technology		283,134,696

Materials (1.0%)
Containers & Packaging (1.0%)
Sealed Air Corp.	320,379	7,916,565

Total Materials		7,916,565

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Crown Castle International Corp. (REIT)	148,910	21,502,604
Lamar Advertising Co. (REIT), Class A	252,302	12,938,047

Total Real Estate		34,440,651

Utilities (0.4%)
Electric Utilities (0.4%)
Alliant Energy Corp.	64,415	3,110,600

Total Utilities		3,110,600

Total Common Stocks (97.0%) (Cost $678,952,772)		771,658,685

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20,repurchase price $1,000,001,collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20,repurchase price $400,002,collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20,repurchase price $2,675,794,collateralized by various U.S. Government Treasury Securities,ranging from 1.125%-3.750%,maturing 1/15/21-2/15/49; total market value $2,729,310.(xx)	2,675,793	2,675,793

Total Repurchase Agreements		4,075,793

Total Short-Term Investments (0.5%) (Cost $4,075,793)		4,075,793

Total Investments in Securities (97.5%) (Cost $683,028,565)		775,734,478
Other Assets Less Liabilities (2.5%)		20,178,785

Net Assets (100%)		$795,913,263

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $20,883,359. This was collateralized by $19,310,567 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 4/9/20-2/15/49 and by cash of $4,075,793 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,768,823	$—	$—	$3,768,823
Consumer Discretionary	53,158,858	—	—	53,158,858
Financials	104,112,234	—	—	104,112,234
Health Care	149,164,176	—	—	149,164,176
Industrials	127,904,021	4,948,061	—	132,852,082
Information Technology	276,265,361	6,869,335	—	283,134,696
Materials	7,916,565	—	—	7,916,565
Real Estate	34,440,651	—	—	34,440,651
Utilities	3,110,600	—	—	3,110,600
Short-Term Investments
Repurchase Agreements	—	4,075,793	—	4,075,793

Total Assets	$759,841,289	$15,893,189	$—	$775,734,478

Total Liabilities	$—	$—	$—	$—

Total	$759,841,289	$15,893,189	$—	$775,734,478

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,678,088
Aggregate gross unrealized depreciation	(85,937,110)

Net unrealized appreciation	$92,740,978

Federal income tax cost of investments in securities and derivative instruments, if applicable	$682,993,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (35.8%)
iShares 1-3 Year Treasury Bond ETF	267,595	$23,192,459
iShares 3-7 Year Treasury Bond ETF	7,257	967,648
iShares 7-10 Year Treasury Bond ETF	2,786	338,443
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	33,862,107

Total Fixed Income		58,360,657

Equity (4.7%)
Vanguard S&P 500 ETF	32,099	7,601,685

Total Exchange Traded Funds (40.5%) (Cost $62,496,201)		65,962,342

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.6%)
U.S. Treasury Notes
2.500%, 1/31/21#	$4,078,000	4,157,926

Total Long-Term Debt Securities (2.6%) (Cost $4,108,501)		4,157,926

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (14.9%)
FFCB
0.09%, 5/5/20(o)(p)	5,000,000	4,999,580
0.11%, 6/3/20(o)(p)	5,000,000	4,999,026
0.12%, 6/9/20(o)(p)	5,000,000	4,998,813
FHLB
0.00%, 4/1/20(o)(p)	1,245,000	1,245,000
0.05%, 4/20/20(o)(p)	8,000,000	7,999,790

Total U.S. Government Agency Securities		24,242,209

U.S. Treasury Obligations (40.7%)
U.S. Treasury Bills
0.03%, 4/2/20(p)	21,248,000	21,247,962
0.06%, 4/7/20(p)	45,000,000	44,999,496

Total U.S. Treasury Obligations		66,247,458

Total Short-Term Investments (55.6%) (Cost $90,484,303)		90,489,667

Total Investments in Securities (98.7%) (Cost $157,089,005)		160,609,935
Other Assets Less Liabilities (1.3%)		2,059,674

Net Assets (100%)		$162,669,609

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,147,730.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2020.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	199	6/2020	EUR	6,029,036	649,309
FTSE 100 Index	36	6/2020	GBP	2,519,948	210,075
Russell 2000 E-Mini Index	79	6/2020	USD	4,533,020	479,990
S&P 500 E-Mini Index	57	6/2020	USD	7,323,645	474,187
TOPIX Index	25	6/2020	JPY	3,262,032	41,180

					1,854,741

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$65,962,342	$—	$—	$65,962,342
Futures	1,854,741	—	—	1,854,741
Short-Term Investments
U.S. Government Agency Securities	—	24,242,209	—	24,242,209
U.S. Treasury Obligations	—	66,247,458	—	66,247,458
U.S. Treasury Obligations	—	4,157,926	—	4,157,926

Total Assets	$67,817,083	$94,647,593	$—	$162,464,676

Total Liabilities	$—	$—	$—	$—

Total	$67,817,083	$94,647,593	$—	$162,464,676

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,029,308
Aggregate gross unrealized depreciation	(791,581)

Net unrealized appreciation	$4,237,727

Federal income tax cost of investments in securities and derivative instruments, if applicable	$158,226,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Interactive Media & Services (0.6%)
Alphabet, Inc., Class C*	2,400	$2,790,744

Media (7.8%)
Charter Communications, Inc., Class A*	22,000	9,598,820
Comcast Corp., Class A	699,500	24,048,810
Discovery, Inc., Class A*	107,400	2,087,856
Interpublic Group of Cos., Inc. (The)	153,600	2,486,784

		38,222,270

Total Communication Services		41,013,014

Consumer Discretionary (7.8%)
Auto Components (0.7%)
Autoliv, Inc.	75,100	3,455,351

Automobiles (2.2%)
General Motors Co.	521,430	10,835,316

Hotels, Restaurants & Leisure (0.8%)
InterContinental Hotels Group plc (ADR)	35,000	1,475,250
Royal Caribbean Cruises Ltd.	74,000	2,380,580

		3,855,830

Household Durables (0.3%)
Lennar Corp., Class A	40,852	1,560,546

Leisure Products (0.2%)
Brunswick Corp.	20,700	732,159

Multiline Retail (0.3%)
Dollar Tree, Inc.*	21,200	1,557,564

Specialty Retail (3.1%)
Best Buy Co., Inc.	126,100	7,187,700
Lowe’s Cos., Inc.	63,200	5,438,360
Murphy USA, Inc.*	30,800	2,598,288

		15,224,348

Textiles, Apparel & Luxury Goods (0.2%)
Levi Strauss & Co., Class A	64,300	799,249

Total Consumer Discretionary		38,020,363

Consumer Staples (4.5%)
Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	199,900	5,091,453

Food Products (1.7%)
Lamb Weston Holdings, Inc.	141,900	8,102,490

Tobacco (1.8%)
Philip Morris International, Inc.	118,800	8,667,648

Total Consumer Staples		21,861,591

Energy (6.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	136,700	1,435,350

Oil, Gas & Consumable Fuels (5.7%)
Chevron Corp.	183,700	13,310,902
ConocoPhillips	82,500	2,541,000
Diamondback Energy, Inc.	143,700	3,764,940
ONEOK, Inc.	52,600	1,147,206
Pioneer Natural Resources Co.	101,900	7,148,285

		27,912,333

Total Energy		29,347,683

Financials (24.3%)
Banks (9.6%)
Bank of America Corp.	674,200	14,313,266
Citigroup, Inc.	249,455	10,507,044
East West Bancorp, Inc.	102,900	2,648,646
Regions Financial Corp.	269,800	2,420,106
Wells Fargo & Co.	594,600	17,065,020

		46,954,082

Capital Markets (6.5%)
Ameriprise Financial, Inc.	78,100	8,003,688
BlackRock, Inc.	12,400	5,455,628
Charles Schwab Corp. (The)	158,000	5,311,960
Morgan Stanley	379,700	12,909,800

		31,681,076

Diversified Financial Services (4.1%)
Berkshire Hathaway, Inc., Class B*	109,400	20,001,602

Insurance (4.1%)
American International Group, Inc.	202,000	4,898,500
Lincoln National Corp.	69,800	1,837,136
MetLife, Inc.	217,300	6,642,861
Prudential Financial, Inc.	125,400	6,538,356

		19,916,853

Total Financials		118,553,613

Health Care (18.7%)
Biotechnology (1.5%)
AbbVie, Inc.	54,600	4,159,974
Alexion Pharmaceuticals, Inc.*	36,700	3,295,293

		7,455,267

Health Care Equipment & Supplies (6.0%)
Becton Dickinson and Co.	70,200	16,129,854
Boston Scientific Corp.*	32,900	1,073,527
Zimmer Biomet Holdings, Inc.	120,700	12,200,356

		29,403,737

Health Care Providers & Services (7.2%)
Anthem, Inc.	55,000	12,487,200
Centene Corp.*	13,200	784,212
Cigna Corp.	63,700	11,286,366
CVS Health Corp.	68,400	4,058,172
McKesson Corp.	47,000	6,357,220

		34,973,170

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	221,400	12,340,836
Merck & Co., Inc.	92,300	7,101,562

		19,442,398

Total Health Care		91,274,572

Industrials (7.7%)
Aerospace & Defense (4.0%)
Arconic, Inc.	254,600	4,088,876
General Dynamics Corp.	76,000	10,055,560
United Technologies Corp.	57,700	5,442,841

		19,587,277

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	31,100	2,905,362

Airlines (0.5%)
Southwest Airlines Co.	71,800	2,556,798

Building Products (1.0%)
Owens Corning	60,800	2,359,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	30,100	$2,485,959

		4,845,607

Machinery (1.1%)
Parker-Hannifin Corp.	25,200	3,269,196
Stanley Black & Decker, Inc.	19,300	1,930,000

		5,199,196

Road & Rail (0.5%)
Norfolk Southern Corp.	17,700	2,584,200

Total Industrials		37,678,440

Information Technology (4.9%)
IT Services (2.0%)
DXC Technology Co.	134,400	1,753,920
FleetCor Technologies, Inc.*	12,200	2,275,788
WEX, Inc.*	53,900	5,635,245

		9,664,953

Semiconductors & Semiconductor Equipment (2.9%)
First Solar, Inc.*	61,800	2,228,508
Microchip Technology, Inc.	30,500	2,067,900
ON Semiconductor Corp.*	774,000	9,628,560

		13,924,968

Total Information Technology		23,589,921

Materials (8.4%)
Chemicals (8.1%)
Celanese Corp.	69,700	5,115,283
DuPont de Nemours, Inc.	126,200	4,303,420
Eastman Chemical Co.	104,500	4,867,610
FMC Corp.	251,700	20,561,373
Linde plc	16,100	2,785,300
Westlake Chemical Corp.	50,700	1,935,219

		39,568,205

Metals & Mining (0.3%)
Alcoa Corp.*	214,400	1,320,704

Total Materials		40,888,909

Real Estate (5.9%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Healthpeak Properties, Inc. (REIT)	141,900	3,384,315
JBG SMITH Properties (REIT)	97,400	3,100,242
Realty Income Corp. (REIT)	107,600	5,364,936
Ventas, Inc. (REIT)	170,400	4,566,720
VEREIT, Inc. (REIT)	567,600	2,775,564
Weingarten Realty Investors (REIT)	325,700	4,699,851

		23,891,628

Real Estate Management & Development (1.0%)
Cushman & Wakefield plc*	417,400	4,900,276

Total Real Estate		28,791,904

Utilities (1.1%)
Electric Utilities (1.1%)
Edison International	92,100	5,046,159

Total Utilities		5,046,159

Total Common Stocks (97.7%) (Cost $591,449,167)		476,066,169

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., CVR* (Cost $183,180)	86,000	326,800

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (4.7%)
FHLB
0.00%, 4/1/20(o)(p)	$17,876,000	17,876,000
0.07%, 4/22/20(o)(p)	5,000,000	4,999,798

Total U.S. Government Agency Securities		22,875,798

U.S. Treasury Obligations (3.2%)
U.S. Treasury Bills
0.06%, 5/26/20(p)	15,812,000	15,810,618

Total Short-Term Investments (7.9%) (Cost $38,687,826)		38,686,416

Total Investments in Securities (105.7%) (Cost $630,320,173)		515,079,385
Other Assets Less Liabilities (-5.7%)		(27,666,233)

Net Assets (100%)		$487,413,152

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2020.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

FHLB — Federal Home Loan Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,013,014	$—	$—	$41,013,014
Consumer Discretionary	38,020,363	—	—	38,020,363
Consumer Staples	21,861,591	—	—	21,861,591
Energy	29,347,683	—	—	29,347,683
Financials	118,553,613	—	—	118,553,613
Health Care	91,274,572	—	—	91,274,572
Industrials	37,678,440	—	—	37,678,440
Information Technology	23,589,921	—	—	23,589,921
Materials	40,888,909	—	—	40,888,909
Real Estate	28,791,904	—	—	28,791,904
Utilities	5,046,159	—	—	5,046,159
Rights
Health Care	326,800	—	—	326,800
Short-Term Investments
U.S. Government Agency Securities	—	22,875,798	—	22,875,798
U.S. Treasury Obligations	—	15,810,618	—	15,810,618

Total Assets	$476,392,969	$38,686,416	$—	$515,079,385

Total Liabilities	$—	$—	$—	$—

Total	$476,392,969	$38,686,416	$—	$515,079,385

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,079,619
Aggregate gross unrealized depreciation	(125,454,554)

Net unrealized depreciation	$(118,374,935)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$633,454,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	340,217	$9,917,326
CenturyLink, Inc.	46,022	435,368
Cogent Communications Holdings, Inc.	47,000	3,852,590
Verizon Communications, Inc.	192,617	10,349,311

		24,554,595

Entertainment (2.9%)
Activision Blizzard, Inc.*	217,266	12,922,982
Electronic Arts, Inc.*	134,073	13,430,092
Live Nation Entertainment, Inc.*	6,563	298,354
Netflix, Inc.*	41,932	15,745,466
Take-Two Interactive Software, Inc.*	5,510	653,541
Walt Disney Co. (The)	157,068	15,172,769

		58,223,204

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A*	13,955	16,215,012
Alphabet, Inc., Class C*	27,295	31,738,899
Facebook, Inc., Class A*	238,345	39,755,946
Twitter, Inc.*	35,531	872,642
Zillow Group, Inc., Class C(x)*	43,916	1,581,854

		90,164,353

Media (1.5%)
Cable One, Inc.	1,300	2,137,213
Charter Communications, Inc., Class A*	19,215	8,383,697
Comcast Corp., Class A	470,763	16,184,832
Discovery, Inc., Class A(x)*	8,085	157,173
Discovery, Inc., Class C*	15,260	267,660
DISH Network Corp., Class A*	11,631	232,504
Fox Corp., Class A	16,189	382,546
Fox Corp., Class B	7,291	166,818
Interpublic Group of Cos., Inc. (The)	19,052	308,452
News Corp., Class A	18,495	165,992
News Corp., Class B	6,832	61,420
Omnicom Group, Inc.	10,188	559,321
ViacomCBS, Inc.	25,994	364,176

		29,371,804

Wireless Telecommunication Services (0.4%)
China Mobile Ltd.	942,507	7,120,532
T-Mobile US, Inc.*	14,534	1,219,402

		8,339,934

Total Communication Services		210,653,890

Consumer Discretionary (7.4%)
Auto Components (0.0%)
Aptiv plc	11,789	580,491
BorgWarner, Inc.	9,617	234,366

		814,857

Automobiles (0.1%)
Ford Motor Co.	181,358	875,959
General Motors Co.	58,558	1,216,835
Harley-Davidson, Inc.	6,695	126,737

		2,219,531

Distributors (0.2%)
Genuine Parts Co.	6,805	458,181
LKQ Corp.*	13,785	282,730
Pool Corp.	19,350	3,807,499

		4,548,410

Diversified Consumer Services (0.0%)
H&R Block, Inc.	8,305	116,934

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.(x)	18,139	238,891
Chipotle Mexican Grill, Inc.*	6,391	4,182,270
Darden Restaurants, Inc.	5,755	313,417
Hilton Grand Vacations, Inc.*	74,680	1,177,704
Hilton Worldwide Holdings, Inc.	13,141	896,742
Las Vegas Sands Corp.	15,535	659,771
Marriott International, Inc., Class A	12,638	945,449
McDonald’s Corp.	35,074	5,799,486
MGM Resorts International	23,350	275,530
Norwegian Cruise Line Holdings Ltd.*	9,747	106,827
Royal Caribbean Cruises Ltd.	26,483	851,958
Starbucks Corp.	97,773	6,427,597
Wyndham Hotels & Resorts, Inc.	55,635	1,753,059
Wynn Resorts Ltd.	27,229	1,638,913
Yum! Brands, Inc.	40,487	2,774,574

		28,042,188

Household Durables (0.2%)
DR Horton, Inc.	15,271	519,214
Garmin Ltd.	6,488	486,340
Leggett & Platt, Inc.	5,686	151,703
Lennar Corp., Class A	12,869	491,596
Mohawk Industries, Inc.*	19,588	1,493,389
Newell Brands, Inc.	18,109	240,488
NVR, Inc.*	163	418,765
PulteGroup, Inc.	12,023	268,353
Whirlpool Corp.	3,180	272,844

		4,342,692

Internet & Direct Marketing Retail (2.9%)
Alibaba Group Holding Ltd. (ADR)*	27,936	5,432,993
Amazon.com, Inc.*	24,092	46,972,654
Booking Holdings, Inc.*	2,759	3,711,738
eBay, Inc.	35,615	1,070,587
Expedia Group, Inc.	6,528	367,331

		57,555,303

Leisure Products (0.0%)
Hasbro, Inc.	5,927	424,077

Multiline Retail (0.5%)
Dollar General Corp.	11,858	1,790,677
Dollar Tree, Inc.*	10,843	796,635
Dollarama, Inc.	161,952	4,492,721
Kohl’s Corp.	6,933	101,152
Macy’s, Inc.(x)	15,861	77,877
Nordstrom, Inc.(x)	4,440	68,110
Target Corp.	23,600	2,194,092

		9,521,264

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	3,247	303,010
AutoZone, Inc.*	1,110	939,060
Best Buy Co., Inc.	10,594	603,858
CarMax, Inc.*	51,719	2,784,034
Gap, Inc. (The)	9,315	65,578
Home Depot, Inc. (The)	92,908	17,346,853
L Brands, Inc.	10,492	121,287
Lowe’s Cos., Inc.	35,697	3,071,727
O’Reilly Automotive, Inc.*	3,524	1,060,900
Ross Stores, Inc.	16,847	1,465,184
Tiffany & Co.	5,285	684,407
TJX Cos., Inc. (The)	56,478	2,700,213
Tractor Supply Co.	5,272	445,748
Ulta Beauty, Inc.*	2,662	467,713

		32,059,572

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	66,287	715,237
Hanesbrands, Inc.(x)	15,311	120,498
NIKE, Inc., Class B	83,344	6,895,882
PVH Corp.	3,654	137,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.(x)	2,618	$174,961
Tapestry, Inc.	12,581	162,924
Under Armour, Inc., Class A*	8,661	79,768
Under Armour, Inc., Class C*	9,259	74,627
VF Corp.	15,115	817,419

		9,178,853

Total Consumer Discretionary		148,823,681

Consumer Staples (5.3%)
Beverages (0.9%)
Brown-Forman Corp., Class B	8,203	455,348
Coca-Cola Co. (The)	179,588	7,946,769
Constellation Brands, Inc., Class A	7,746	1,110,467
Molson Coors Beverage Co., Class B	9,409	367,045
Monster Beverage Corp.*	17,780	1,000,303
PepsiCo, Inc.	64,943	7,799,654

		18,679,586

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	27,075	7,719,895
Kroger Co. (The)	36,673	1,104,591
Sysco Corp.	23,763	1,084,306
US Foods Holding Corp.*	296,941	5,258,825
Walgreens Boots Alliance, Inc.	34,918	1,597,498
Walmart, Inc.	66,068	7,506,646

		24,271,761

Food Products (1.3%)
Archer-Daniels-Midland Co.	25,556	899,060
Campbell Soup Co.	8,014	369,926
China Feihe Ltd.(m)*	1,489,889	2,658,405
Conagra Brands, Inc.	21,858	641,314
General Mills, Inc.	27,970	1,475,977
Hershey Co. (The)	6,845	906,962
Hormel Foods Corp.	12,950	603,988
JM Smucker Co. (The)	5,390	598,290
Kellogg Co.	11,725	703,383
Kraft Heinz Co. (The)	29,282	724,437
Lamb Weston Holdings, Inc.	6,890	393,419
McCormick & Co., Inc. (Non-Voting)	5,937	838,364
Mondelez International, Inc., Class A	106,780	5,347,542
Nomad Foods Ltd.*	460,621	8,549,126
Tyson Foods, Inc., Class A	13,595	786,742

		25,496,935

Household Products (1.1%)
Church & Dwight Co., Inc.	43,410	2,786,054
Clorox Co. (The)	5,729	992,549
Colgate-Palmolive Co.	39,915	2,648,759
Kimberly-Clark Corp.	15,966	2,041,573
Procter & Gamble Co. (The)	116,145	12,775,950

		21,244,885

Personal Products (0.2%)
Coty, Inc., Class A	15,116	77,999
Estee Lauder Cos., Inc. (The), Class A	20,730	3,303,118

		3,381,117

Tobacco (0.6%)
Altria Group, Inc.	87,005	3,364,483
Philip Morris International, Inc.	117,062	8,540,844

		11,905,327

Total Consumer Staples		104,979,611

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	30,617	321,478
Halliburton Co.	42,162	288,810
Helmerich & Payne, Inc.	5,270	82,475
National Oilwell Varco, Inc.	19,055	187,311
Schlumberger Ltd.	64,475	869,768
TechnipFMC plc	18,513	124,778

		1,874,620

Oil, Gas & Consumable Fuels (1.8%)
Apache Corp.	17,513	73,204
Cabot Oil & Gas Corp.	20,923	359,666
Chevron Corp.	104,839	7,596,634
Concho Resources, Inc.	34,484	1,477,639
ConocoPhillips	91,903	2,830,612
Devon Energy Corp.	209,888	1,450,326
Diamondback Energy, Inc.	7,505	196,631
Enbridge, Inc.	54,500	1,585,405
EOG Resources, Inc.	65,495	2,352,580
Equitrans Midstream Corp.(x)	114,560	576,237
Exxon Mobil Corp.	197,056	7,482,216
Hess Corp.	11,704	389,743
HollyFrontier Corp.	6,455	158,212
Kinder Morgan, Inc.	90,718	1,262,795
Kosmos Energy Ltd.	1,641,600	1,470,217
Marathon Oil Corp.	37,799	124,359
Marathon Petroleum Corp.	30,241	714,293
Noble Energy, Inc.	21,342	128,906
Occidental Petroleum Corp.(x)	41,543	481,068
ONEOK, Inc.	19,121	417,029
Phillips 66	20,695	1,110,287
Pioneer Natural Resources Co.	34,486	2,419,193
Valero Energy Corp.	19,125	867,510
Williams Cos., Inc. (The)	55,987	792,216

		36,316,978

Total Energy		38,191,598

Financials (9.1%)
Banks (2.9%)
Bank of America Corp.	401,468	8,523,166
Citigroup, Inc.	199,262	8,392,915
Citizens Financial Group, Inc.	20,236	380,639
Comerica, Inc.	6,842	200,744
Fifth Third Bancorp	33,051	490,807
First Republic Bank	7,849	645,816
Huntington Bancshares, Inc.	46,910	385,131
JPMorgan Chase & Co.	262,262	23,611,448
KeyCorp	45,491	471,742
M&T Bank Corp.	6,134	634,440
People’s United Financial, Inc.	20,684	228,558
PNC Financial Services Group, Inc. (The)‡	20,407	1,953,358
Regions Financial Corp.	44,354	397,855
SVB Financial Group*	11,187	1,690,132
Truist Financial Corp.	62,458	1,926,205
US Bancorp	66,194	2,280,383
Wells Fargo & Co.	179,247	5,144,389
Zions Bancorp NA	7,692	205,838

		57,563,566

Capital Markets (2.7%)
Ameriprise Financial, Inc.	5,901	604,734
Ares Capital Corp.(x)	356,300	3,840,914
Bank of New York Mellon Corp. (The)	39,084	1,316,349
BlackRock, Inc.‡	5,493	2,416,755
Brookfield Asset Management, Inc., Class A	60,459	2,675,311
Cboe Global Markets, Inc.	5,232	466,956
Charles Schwab Corp. (The)	283,196	9,521,050
CME Group, Inc.	23,151	4,003,039
E*TRADE Financial Corp.	10,522	361,115
Franklin Resources, Inc.(x)	13,404	223,713
Goldman Sachs Group, Inc. (The)	14,842	2,294,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	62,234	$5,025,396
Invesco Ltd.	16,279	147,813
MarketAxess Holdings, Inc.	1,705	567,032
Moody’s Corp.	18,162	3,841,263
Morgan Stanley	54,241	1,844,194
MSCI, Inc.	11,322	3,271,605
Nasdaq, Inc.	25,029	2,376,504
Northern Trust Corp.	9,868	744,639
Raymond James Financial, Inc.	6,003	379,390
S&P Global, Inc.	11,382	2,789,159
State Street Corp.	16,935	902,127
T. Rowe Price Group, Inc.	10,883	1,062,725
Virtu Financial, Inc., Class A(x)	210,150	4,375,323

		55,051,531

Consumer Finance (0.5%)
American Express Co.	31,250	2,675,313
Capital One Financial Corp.	95,015	4,790,656
Discover Financial Services	14,599	520,746
Navient Corp.	198,922	1,507,829
Synchrony Financial	27,688	445,500

		9,940,044

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	122,419	22,381,866

Insurance (1.8%)
Aflac, Inc.	34,186	1,170,529
Allstate Corp. (The)	15,088	1,384,022
American International Group, Inc.	40,516	982,513
Aon plc	35,348	5,833,834
Arthur J Gallagher & Co.	8,687	708,077
Assurant, Inc.	2,869	298,634
Assured Guaranty Ltd.	175,490	4,525,887
Chubb Ltd.	37,830	4,225,233
Cincinnati Financial Corp.	6,867	518,115
Everest Re Group Ltd.	2,017	388,111
Globe Life, Inc.	4,422	318,251
Hartford Financial Services Group, Inc. (The)	16,862	594,217
Lincoln National Corp.	9,770	257,146
Loews Corp.	11,639	405,386
Marsh & McLennan Cos., Inc.	53,751	4,647,312
MetLife, Inc.	36,406	1,112,931
Principal Financial Group, Inc.	12,055	377,804
Progressive Corp. (The)	27,228	2,010,516
Prudential Financial, Inc.	18,715	975,800
RenaissanceRe Holdings Ltd.	13,200	1,971,024
Travelers Cos., Inc. (The)	12,021	1,194,286
Unum Group	9,975	149,725
Willis Towers Watson plc	5,947	1,010,098
WR Berkley Corp.	6,870	358,408

		35,417,859

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
PennyMac Mortgage Investment Trust (REIT)	246,002	2,612,541

Total Financials		182,967,407

Health Care (12.0%)
Biotechnology (2.5%)
AbbVie, Inc.	117,748	8,971,220
Alexion Pharmaceuticals, Inc.*	10,263	921,515
Alkermes plc*	103,396	1,490,970
Allakos, Inc.(x)*	10,700	476,043
Amgen, Inc.	27,673	5,610,147
Biogen, Inc.*	8,404	2,658,858
Biohaven Pharmaceutical Holding Co. Ltd.*	59,891	2,038,091
Gilead Sciences, Inc.	131,726	9,847,836
Incyte Corp.*	18,858	1,380,971
Karuna Therapeutics, Inc.(x)*	13,800	993,600
Neurocrine Biosciences, Inc.*	28,000	2,423,400
Regeneron Pharmaceuticals, Inc.*	3,720	1,816,439
Sage Therapeutics, Inc.*	14,300	410,696
Seattle Genetics, Inc.*	55,200	6,368,976
Ultragenyx Pharmaceutical, Inc.*	24,600	1,092,978
Vertex Pharmaceuticals, Inc.*	18,076	4,301,184

		50,802,924

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	105,213	8,302,358
ABIOMED, Inc.*	1,977	286,981
Align Technology, Inc.*	3,370	586,212
Baxter International, Inc.	23,778	1,930,536
Becton Dickinson and Co.	12,596	2,894,183
Boston Scientific Corp.*	64,915	2,118,176
Cooper Cos., Inc. (The)	10,139	2,795,018
Danaher Corp.	52,304	7,239,397
Dentsply Sirona, Inc.	10,523	408,608
Edwards Lifesciences Corp.*	20,714	3,907,075
Hologic, Inc.*	13,140	461,214
IDEXX Laboratories, Inc.*	3,946	955,879
Intuitive Surgical, Inc.*	5,383	2,665,715
Masimo Corp.*	26,100	4,622,832
Medtronic plc	139,484	12,578,667
ResMed, Inc.	6,547	964,308
STERIS plc	3,949	552,742
Stryker Corp.	14,996	2,496,684
Teleflex, Inc.	2,158	631,992
Varian Medical Systems, Inc.*	4,093	420,187
Zimmer Biomet Holdings, Inc.	9,453	955,509

		57,774,273

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	7,138	631,713
Anthem, Inc.	20,009	4,542,843
Cardinal Health, Inc.	13,737	658,552
Centene Corp.*	26,545	1,577,038
Cigna Corp.	17,392	3,081,514
CVS Health Corp.	60,590	3,594,805
DaVita, Inc.*	4,085	310,705
HCA Healthcare, Inc.	12,321	1,107,042
Henry Schein, Inc.*	6,650	335,958
Humana, Inc.	6,168	1,936,875
Laboratory Corp. of America Holdings*	4,405	556,748
McKesson Corp.	7,522	1,017,426
Quest Diagnostics, Inc.	6,101	489,910
UnitedHealth Group, Inc.	93,849	23,404,064
Universal Health Services, Inc., Class B	3,598	356,490

		43,601,683

Health Care Technology (0.1%)
Cerner Corp.	14,615	920,599

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	14,266	1,021,731
Illumina, Inc.*	6,846	1,869,780
IQVIA Holdings, Inc.*	8,404	906,456
Mettler-Toledo International, Inc.*	1,118	771,990
PerkinElmer, Inc.	5,286	397,930
Thermo Fisher Scientific, Inc.	81,984	23,250,662
Waters Corp.*	3,001	546,332

		28,764,881

Pharmaceuticals (2.9%)
Allergan plc	15,289	2,707,682
Bristol-Myers Squibb Co.	109,176	6,085,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	56,605	$7,852,246
Johnson & Johnson	162,150	21,262,729
Merck & Co., Inc.	118,575	9,123,160
Mylan NV*	24,038	358,407
Perrigo Co. plc	6,098	293,253
Pfizer, Inc.	257,742	8,412,699
Zoetis, Inc.	22,183	2,610,717

		58,706,363

Total Health Care		240,570,723

Industrials (6.3%)
Aerospace & Defense (1.4%)
Arconic, Inc.	18,408	295,632
Boeing Co. (The)	27,837	4,151,610
General Dynamics Corp.	10,914	1,444,031
HEICO Corp.	7,300	544,653
HEICO Corp., Class A	9,300	594,270
Huntington Ingalls Industries, Inc.	1,922	350,208
L3Harris Technologies, Inc.	10,296	1,854,516
Lockheed Martin Corp.	11,561	3,918,601
Northrop Grumman Corp.	13,750	4,160,062
Raytheon Co.	12,970	1,701,015
Textron, Inc.	10,104	269,474
TransDigm Group, Inc.	9,077	2,906,365
United Technologies Corp.	54,560	5,146,645

		27,337,082

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	6,084	402,761
Expeditors International of Washington, Inc.	7,630	509,074
FedEx Corp.	59,378	7,200,176
United Parcel Service, Inc., Class B	32,636	3,048,855

		11,160,866

Airlines (0.1%)
Alaska Air Group, Inc.	6,207	176,713
American Airlines Group, Inc.(x)	17,414	212,277
Delta Air Lines, Inc.	26,808	764,832
Southwest Airlines Co.	22,059	785,521
United Airlines Holdings, Inc.*	10,086	318,214

		2,257,557

Building Products (0.2%)
Allegion plc	4,346	399,919
AO Smith Corp.	7,094	268,224
Fortune Brands Home & Security, Inc.	6,916	299,117
Johnson Controls International plc	35,928	968,619
Masco Corp.	12,927	446,886
Trane Technologies plc	11,159	921,622

		3,304,387

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,945	683,353
Copart, Inc.*	9,581	656,490
Republic Services, Inc.	9,648	724,179
Rollins, Inc.	7,380	266,713
Waste Connections, Inc.	30,744	2,382,660
Waste Management, Inc.	18,178	1,682,556

		6,395,951

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	6,439	510,420
Quanta Services, Inc.	6,829	216,684

		727,104

Electrical Equipment (0.2%)
AMETEK, Inc.	10,999	792,148
Eaton Corp. plc	19,253	1,495,766
Emerson Electric Co.	28,370	1,351,830
Rockwell Automation, Inc.	5,378	811,594

		4,451,338

Industrial Conglomerates (0.9%)
3M Co.	26,782	3,656,011
General Electric Co.	406,749	3,229,587
Honeywell International, Inc.	33,278	4,452,263
Roper Technologies, Inc.	22,502	7,016,349

		18,354,210

Machinery (1.0%)
Caterpillar, Inc.	31,223	3,623,117
Cummins, Inc.	7,135	965,508
Deere & Co.	22,765	3,145,212
Dover Corp.	7,042	591,105
Flowserve Corp.	6,812	162,739
Fortive Corp.	13,801	761,677
IDEX Corp.	3,723	514,184
Illinois Tool Works, Inc.	13,622	1,935,959
Ingersoll Rand, Inc.*	16,110	399,528
ITT, Inc.	44,197	2,004,776
PACCAR, Inc.	15,967	976,063
Parker-Hannifin Corp.	6,024	781,494
Pentair plc	7,791	231,860
Snap-on, Inc.	2,768	301,214
Stanley Black & Decker, Inc.	6,965	696,500
Westinghouse Air Brake Technologies Corp.	31,580	1,519,945
Xylem, Inc.	8,741	569,301

		19,180,182

Professional Services (0.3%)
Equifax, Inc.	21,541	2,573,072
IHS Markit Ltd.	18,569	1,114,140
Nielsen Holdings plc	18,078	226,698
Robert Half International, Inc.	6,061	228,803
Verisk Analytics, Inc.	7,489	1,043,817

		5,186,530

Road & Rail (1.3%)
CSX Corp.	91,017	5,215,274
JB Hunt Transport Services, Inc.	3,825	352,780
Kansas City Southern	4,540	577,397
Knight-Swift Transportation Holdings, Inc.	184,650	6,056,520
Norfolk Southern Corp.	12,144	1,773,024
Old Dominion Freight Line, Inc.	4,557	598,152
Union Pacific Corp.	81,531	11,499,132

		26,072,279

Trading Companies & Distributors (0.1%)
Fastenal Co.	26,249	820,281
United Rentals, Inc.*	3,493	359,430
WW Grainger, Inc.	1,963	487,805

		1,667,516

Total Industrials		126,095,002

Information Technology (17.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	2,514	509,211
Cisco Systems, Inc.	197,576	7,766,713
F5 Networks, Inc.*	3,016	321,596
Juniper Networks, Inc.	15,693	300,364
Motorola Solutions, Inc.	8,098	1,076,386

		9,974,270

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	13,789	1,004,942
CDW Corp.	6,611	616,608
Corning, Inc.	35,812	735,579
Flex Ltd.*	295,909	2,478,238
FLIR Systems, Inc.	5,844	186,365
IPG Photonics Corp.*	1,650	181,962
Keysight Technologies, Inc.*	8,558	716,133
TE Connectivity Ltd.	15,576	980,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble, Inc.*	60,200	$1,916,166
Zebra Technologies Corp., Class A*	2,511	461,020

		9,277,989

IT Services (4.1%)
Accenture plc, Class A	29,577	4,828,741
Akamai Technologies, Inc.*	7,579	693,403
Alliance Data Systems Corp.	1,947	65,516
Automatic Data Processing, Inc.	20,152	2,754,375
Broadridge Financial Solutions, Inc.	44,165	4,188,167
Cognizant Technology Solutions Corp., Class A	25,502	1,185,078
DXC Technology Co.	12,249	159,849
Fidelity National Information Services, Inc.	28,624	3,481,823
Fiserv, Inc.*	66,999	6,364,235
FleetCor Technologies, Inc.*	3,987	743,735
Gartner, Inc.*	4,377	435,818
Global Payments, Inc.	34,039	4,909,445
GoDaddy, Inc., Class A*	22,800	1,302,108
International Business Machines Corp.	41,247	4,575,530
Jack Henry & Associates, Inc.	15,574	2,417,708
Leidos Holdings, Inc.	6,020	551,733
LiveRamp Holdings, Inc.*	33,600	1,106,112
Mastercard, Inc., Class A	74,427	17,978,586
Paychex, Inc.	14,764	928,951
PayPal Holdings, Inc.*	54,686	5,235,638
VeriSign, Inc.*	4,701	846,603
Visa, Inc., Class A	101,918	16,421,028
Western Union Co. (The)	18,768	340,264

		81,514,446

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	54,455	2,476,613
Analog Devices, Inc.	17,153	1,537,766
Applied Materials, Inc.	43,022	1,971,268
ASML Holding NV (Registered) (NYRS)	16,441	4,301,623
Broadcom, Inc.	31,826	7,545,945
Intel Corp.	247,093	13,372,673
KLA Corp.	7,349	1,056,345
Lam Research Corp.	6,741	1,617,840
Maxim Integrated Products, Inc.	12,280	596,931
Microchip Technology, Inc.(x)	10,935	741,393
Micron Technology, Inc.*	125,859	5,293,629
NVIDIA Corp.	28,503	7,513,391
ON Semiconductor Corp.*	296,550	3,689,082
Qorvo, Inc.*	5,273	425,162
QUALCOMM, Inc.	109,804	7,428,241
Skyworks Solutions, Inc.	7,833	700,114
Texas Instruments, Inc.	98,960	9,889,073
Xilinx, Inc.	11,619	905,585

		71,062,674

Software (5.5%)
Adobe, Inc.*	30,545	9,720,641
ANSYS, Inc.*	3,899	906,400
Autodesk, Inc.*	10,231	1,597,059
Cadence Design Systems, Inc.*	12,732	840,821
CDK Global, Inc.	47,400	1,557,090
Citrix Systems, Inc.	5,501	778,667
Fortinet, Inc.*	6,396	647,083
Intuit, Inc.	12,123	2,788,290
Microsoft Corp.	465,298	73,382,148
NortonLifeLock, Inc.	27,021	505,563
Oracle Corp.	100,899	4,876,449
Paycom Software, Inc.*	2,283	461,189
salesforce.com, Inc.*	41,310	5,947,814
ServiceNow, Inc.*	15,165	4,345,986
SVMK, Inc.*	145,095	1,960,233
Synopsys, Inc.*	6,871	884,916

		111,200,349

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	224,077	56,980,540
Hewlett Packard Enterprise Co.	59,712	579,804
HP, Inc.	68,610	1,191,070
NetApp, Inc.	10,629	443,123
Pure Storage, Inc., Class A*	306,625	3,771,487
Seagate Technology plc	10,626	518,549
Western Digital Corp.	13,602	566,115
Xerox Holdings Corp.	8,985	170,176

		64,220,864

Total Information Technology		347,250,592

Materials (2.7%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	21,356	4,262,871
Albemarle Corp.(x)	5,289	298,141
Celanese Corp.	5,551	407,388
CF Industries Holdings, Inc.	9,811	266,859
Corteva, Inc.	35,301	829,573
Dow, Inc.	34,534	1,009,774
DuPont de Nemours, Inc.	34,502	1,176,518
Eastman Chemical Co.	6,044	281,530
Ecolab, Inc.	11,679	1,819,939
FMC Corp.	6,054	494,551
Huntsman Corp.	238,355	3,439,463
International Flavors & Fragrances, Inc.(x)	4,938	504,071
Linde plc	25,018	4,328,114
LyondellBasell Industries NV, Class A	11,877	589,455
Mosaic Co. (The)	16,284	176,193
PPG Industries, Inc.	10,951	915,504
Sherwin-Williams Co. (The)	21,861	10,045,567

		30,845,511

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,940	556,336
Vulcan Materials Co.	6,105	659,768

		1,216,104

Containers & Packaging (0.6%)
Amcor plc	74,860	607,863
Avery Dennison Corp.	3,921	399,432
Ball Corp.	15,201	982,897
Crown Holdings, Inc.*	139,340	8,087,294
International Paper Co.	18,436	573,913
Packaging Corp. of America	4,626	401,675
Sealed Air Corp.	7,728	190,959
Westrock Co.	12,766	360,767

		11,604,800

Metals & Mining (0.5%)
Allegheny Technologies, Inc.*	158,000	1,343,000
Freeport-McMoRan, Inc.	66,927	451,757
Newmont Corp.	38,050	1,722,904
Nucor Corp.	14,245	513,105
Wheaton Precious Metals Corp.(x)	208,725	5,746,199

		9,776,965

Total Materials		53,443,380

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	5,548	760,409
American Tower Corp. (REIT)	30,022	6,537,290
Apartment Investment & Management Co. (REIT), Class A	7,570	266,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	6,458	$950,424
Boston Properties, Inc. (REIT)	6,556	604,660
Crown Castle International Corp. (REIT)	32,664	4,716,682
Digital Realty Trust, Inc. (REIT)	12,057	1,674,838
Duke Realty Corp. (REIT)	17,299	560,142
Equinix, Inc. (REIT)	10,014	6,254,444
Equity Residential (REIT)	16,104	993,778
Essex Property Trust, Inc. (REIT)	3,116	686,268
Extra Space Storage, Inc. (REIT)	5,819	557,227
Federal Realty Investment Trust (REIT)	3,313	247,183
Healthpeak Properties, Inc. (REIT)	23,372	557,422
Host Hotels & Resorts, Inc. (REIT)	33,775	372,876
Iron Mountain, Inc. (REIT)	14,483	344,695
Kimco Realty Corp. (REIT)	20,778	200,923
Mid-America Apartment Communities, Inc. (REIT)	5,131	528,647
Prologis, Inc. (REIT)	34,380	2,763,121
Public Storage (REIT)	6,956	1,381,531
Realty Income Corp. (REIT)	15,429	769,290
Regency Centers Corp. (REIT)	7,984	306,825
SBA Communications Corp. (REIT)	5,212	1,407,084
Simon Property Group, Inc. (REIT)	14,292	784,059
SL Green Realty Corp. (REIT)	4,135	178,218
UDR, Inc. (REIT)	13,648	498,698
Ventas, Inc. (REIT)	16,976	454,957
Vornado Realty Trust (REIT)	7,526	272,516
Welltower, Inc. (REIT)	18,780	859,748
Weyerhaeuser Co. (REIT)	35,869	607,980

		37,098,020

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	15,380	579,980

Total Real Estate		37,678,000

Utilities (2.1%)
Electric Utilities (1.3%)
Alliant Energy Corp.	11,878	573,589
American Electric Power Co., Inc.	23,005	1,839,940
Duke Energy Corp.	33,953	2,746,119
Edison International	34,666	1,899,350
Entergy Corp.	9,273	871,384
Evergy, Inc.	10,590	582,979
Eversource Energy	14,881	1,163,843
Exelon Corp.	45,274	1,666,536
FirstEnergy Corp.	24,895	997,543
Fortis, Inc.(x)	80,839	3,116,343
NextEra Energy, Inc.	22,764	5,477,474
NRG Energy, Inc.	11,909	324,639
Pinnacle West Capital Corp.	5,264	398,958
PPL Corp.	33,252	820,659
Southern Co. (The)	48,843	2,644,360
Xcel Energy, Inc.	24,119	1,454,376

		26,578,092

Gas Utilities (0.0%)
Atmos Energy Corp.	5,342	530,087

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	189,564	2,578,070

Multi-Utilities (0.6%)
Ameren Corp.	11,599	844,755
CenterPoint Energy, Inc.	24,773	382,743
CMS Energy Corp.	13,354	784,547
Consolidated Edison, Inc.	15,246	1,189,188
Dominion Energy, Inc.	38,334	2,767,331
DTE Energy Co.	8,999	854,635
NiSource, Inc.	18,415	459,823
Public Service Enterprise Group, Inc.	23,405	1,051,119
Sempra Energy	13,294	1,502,089
WEC Energy Group, Inc.	14,584	1,285,288

		11,121,518

Water Utilities (0.1%)
American Water Works Co., Inc.	8,260	987,566

Total Utilities		41,795,333

Total Common Stocks (76.5%) (Cost $962,491,824)		1,532,449,217

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	235,844	60,942,090
iShares Morningstar Large-Cap ETF	218,402	32,013,365
iShares Morningstar Large-Cap Growth ETF	17,498	3,250,253
iShares Morningstar Large-Cap Value ETF	9,563	828,156
iShares Russell 1000 ETF(x)	229,699	32,509,299
iShares Russell 1000 Growth ETF	33,397	5,031,258
iShares Russell 1000 Value ETF	3,125	309,938
iShares S&P 100 ETF	3,115	369,501
iShares S&P 500 Growth ETF	32,848	5,421,562
iShares S&P 500 Value ETF	4,246	408,678
SPDR Portfolio S&P 500 Growth ETF	15,200	543,248
SPDR Portfolio S&P 500 Value ETF	27,400	708,016
Vanguard Growth ETF	30,600	4,794,714
Vanguard Large-Cap ETF	275,213	32,593,476
Vanguard Russell 1000 Value(x)	9,900	861,498
Vanguard Value ETF	9,000	801,540

Total Exchange Traded Funds (9.1%) (Cost $103,635,423)		181,386,592

MASTER LIMITED PARTNERSHIPS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enterprise Products Partners LP	315,965	4,518,300
Teekay LNG Partners LP	250,685	2,454,206

Total Master Limited Partnerships (0.3%) (Cost $12,433,072)		6,972,506

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	87,978,284	87,987,082

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $1,050,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $1,071,000.(xx)	$1,050,000	1,050,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $5,100,021, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $5,202,001.(xx)	$5,100,000	$5,100,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $9,580,339, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $9,771,945.(xx)	9,580,337	9,580,337
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $15,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $15,300,000.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		30,730,337

Total Short-Term Investments (5.9%) (Cost $118,706,899)		118,717,419

Total Investments in Securities (91.8%) (Cost $1,197,267,218)		1,839,525,734
Other Assets Less Liabilities (8.2%)		164,520,515

Net Assets (100%)		$2,004,046,249

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,658,405 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $33,858,237. This was collateralized by $4,401,236 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $30,730,337 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	20,407	3,257,569	—	—	—	(1,304,211)	1,953,358	23,468	—
Capital Markets
BlackRock, Inc.	5,493	2,761,332	—	—	—	(344,577)	2,416,755	19,940	—

Total		6,018,901	—	—	—	(1,648,788)	4,370,113	43,408	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(5,454)	6/2020	USD	(700,757,190)	7,987,395

					7,987,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$203,533,358	$7,120,532	$—	$210,653,890
Consumer Discretionary	148,823,681	—	—	148,823,681
Consumer Staples	102,321,206	2,658,405	—	104,979,611
Energy	38,191,598	—	—	38,191,598
Financials	182,967,407	—	—	182,967,407
Health Care	240,570,723	—	—	240,570,723
Industrials	126,095,002	—	—	126,095,002
Information Technology	347,250,592	—	—	347,250,592
Materials	53,443,380	—	—	53,443,380
Real Estate	37,678,000	—	—	37,678,000
Utilities	41,795,333	—	—	41,795,333
Exchange Traded Funds	181,386,592	—	—	181,386,592
Futures	7,987,395	—	—	7,987,395
Master Limited Partnerships
Energy	6,972,506	—	—	6,972,506
Short-Term Investments
Investment Company	87,987,082	—	—	87,987,082
Repurchase Agreements	—	30,730,337	—	30,730,337

Total Assets	$1,807,003,855	$40,509,274	$—	$1,847,513,129

Total Liabilities	$—	$—	$—	$—

Total	$1,807,003,855	$40,509,274	$—	$1,847,513,129

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$789,185,501
Aggregate gross unrealized depreciation	(140,545,995)

Net unrealized appreciation	$648,639,506

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,198,873,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.5%)
Entertainment (1.7%)
Activision Blizzard, Inc.*	4,100	$243,868
Electronic Arts, Inc.*	26,500	2,654,505
Live Nation Entertainment, Inc.*	13,000	590,980
Madison Square Garden Co. (The), Class A*	166	35,094
Netflix, Inc.*	42,758	16,055,629
Roku, Inc.*	8,550	747,954
Spotify Technology SA*	11,900	1,445,136
Take-Two Interactive Software, Inc.*	5,200	616,772
World Wrestling Entertainment, Inc., Class A(x)	4,400	149,292
Zynga, Inc., Class A*	18,900	129,465

		22,668,695

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	30,392	35,313,985
Alphabet, Inc., Class C*	30,479	35,441,286
Facebook, Inc., Class A*	242,398	40,431,986
IAC/InterActiveCorp*	4,400	788,612
Match Group, Inc.(x)*	5,400	356,616
TripAdvisor, Inc.	9,529	165,709
Twitter, Inc.*	77,043	1,892,176

		114,390,370

Media (1.1%)
Altice USA, Inc., Class A*	30,500	679,845
AMC Networks, Inc., Class A*	4,275	103,925
Cable One, Inc.	500	822,005
Charter Communications, Inc., Class A*	9,166	3,999,217
Comcast Corp., Class A	214,700	7,381,386
Fox Corp., Class A	3,400	80,342
Fox Corp., Class B	1,600	36,608
Interpublic Group of Cos., Inc. (The)	3,600	58,284
New York Times Co. (The), Class A	3,000	92,130
Nexstar Media Group, Inc., Class A	3,500	202,055
Omnicom Group, Inc.	11,534	633,217
Sinclair Broadcast Group, Inc., Class A	5,800	93,264
Sirius XM Holdings, Inc.(x)	138,500	684,190
ViacomCBS, Inc.	30,100	421,701
ViacomCBS, Inc., Class A	243	4,333

		15,292,502

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	16,500	1,384,350

Total Communication Services		153,735,917

Consumer Discretionary (14.0%)
Auto Components (0.0%)
Aptiv plc	1,700	83,708

Automobiles (0.6%)
Tesla, Inc.*	14,653	7,678,172

Distributors (0.1%)
LKQ Corp.*	4,404	90,326
Pool Corp.	3,950	777,242

		867,568

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,800	591,600
Grand Canyon Education, Inc.*	400	30,514
H&R Block, Inc.	3,000	42,240
Service Corp. International	6,400	250,304
ServiceMaster Global Holdings, Inc.*	2,115	57,105

		971,763

Hotels, Restaurants & Leisure (1.8%)
Chipotle Mexican Grill, Inc.*	2,573	1,683,771
Choice Hotels International, Inc.	1,423	87,159
Darden Restaurants, Inc.	12,400	675,304
Domino’s Pizza, Inc.	4,200	1,361,094
Dunkin’ Brands Group, Inc.	7,780	413,118
Hilton Grand Vacations, Inc.*	1,140	17,978
Hilton Worldwide Holdings, Inc.	28,211	1,925,119
Las Vegas Sands Corp.	16,488	700,245
Marriott International, Inc., Class A	27,776	2,077,923
McDonald’s Corp.	12,313	2,035,954
MGM Resorts International	4,200	49,560
Norwegian Cruise Line Holdings Ltd.*	4,300	47,128
Planet Fitness, Inc., Class A*	8,200	399,340
Six Flags Entertainment Corp.	690	8,653
Starbucks Corp.	119,722	7,870,524
Vail Resorts, Inc.	3,600	531,756
Wendy’s Co. (The)	18,700	278,256
Wyndham Hotels & Resorts, Inc.	2,800	88,228
Wynn Resorts Ltd.	8,200	493,558
Yum China Holdings, Inc.	29,564	1,260,313
Yum! Brands, Inc.	27,164	1,861,549

		23,866,530

Household Durables (0.1%)
Lennar Corp., Class A	11,500	439,300
Lennar Corp., Class B	650	18,798
NVR, Inc.*	350	899,188
Tempur Sealy International, Inc.*	4,550	198,881

		1,556,167

Internet & Direct Marketing Retail (7.0%)
Amazon.com, Inc.*	43,150	84,130,418
Booking Holdings, Inc.*	4,269	5,743,171
eBay, Inc.	78,050	2,346,183
Etsy, Inc.*	11,850	455,514
Expedia Group, Inc.	12,135	682,836
Grubhub, Inc.*	9,200	374,716
Wayfair, Inc., Class A(x)*	6,300	336,672

		94,069,510

Leisure Products (0.1%)
Hasbro, Inc.	12,749	912,191
Mattel, Inc.(x)*	23,900	210,559
Polaris, Inc.	5,150	247,972

		1,370,722

Multiline Retail (0.4%)
Dollar General Corp.	24,700	3,729,947
Dollar Tree, Inc.*	12,846	943,796
Nordstrom, Inc.(x)	10,893	167,099
Ollie’s Bargain Outlet Holdings, Inc.(x)*	5,300	245,602
Target Corp.	2,650	246,370

		5,332,814

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	1,592	148,565
AutoZone, Inc.*	2,414	2,042,244
Best Buy Co., Inc.	4,600	262,200
Burlington Stores, Inc.*	6,650	1,053,759
CarMax, Inc.*	7,796	419,659
Carvana Co.(x)*	4,500	247,905
Five Below, Inc.*	5,500	387,090
Floor & Decor Holdings, Inc., Class A*	6,850	219,817
Home Depot, Inc. (The)	63,732	11,899,402
L Brands, Inc.	3,538	40,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	78,284	$6,736,338
O’Reilly Automotive, Inc.*	7,561	2,276,239
Ross Stores, Inc.	35,824	3,115,613
TJX Cos., Inc. (The)	123,042	5,882,638
Tractor Supply Co.	12,000	1,014,600
Ulta Beauty, Inc.*	5,700	1,001,490
Williams-Sonoma, Inc.	1,379	58,635

		36,807,093

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	5,950	64,201
Carter’s, Inc.	1,950	128,173
Columbia Sportswear Co.	1,900	132,563
Hanesbrands, Inc.(x)	28,168	221,682
Lululemon Athletica, Inc.*	11,950	2,265,123
NIKE, Inc., Class B	120,639	9,981,671
Skechers U.S.A., Inc., Class A*	4,750	112,765
Under Armour, Inc., Class A*	12,500	115,125
Under Armour, Inc., Class C*	12,887	103,869
VF Corp.	31,150	1,684,592

		14,809,764

Total Consumer Discretionary		187,413,811

Consumer Staples (4.6%)
Beverages (2.2%)
Brown-Forman Corp., Class A	4,200	215,796
Brown-Forman Corp., Class B	16,190	898,707
Coca-Cola Co. (The)	265,162	11,733,418
Monster Beverage Corp.*	38,658	2,174,899
PepsiCo, Inc.	119,316	14,329,852

		29,352,672

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	900	119,241
Costco Wholesale Corp.	44,566	12,707,104
Grocery Outlet Holding Corp.*	715	24,553
Sprouts Farmers Market, Inc.*	5,555	103,267
Sysco Corp.	48,236	2,201,009

		15,155,174

Food Products (0.3%)
Campbell Soup Co.	9,595	442,905
Hershey Co. (The)	12,769	1,691,893
Kellogg Co.	9,528	571,585
Lamb Weston Holdings, Inc.	3,800	216,980
McCormick & Co., Inc. (Non-Voting)	7,988	1,127,985
Pilgrim’s Pride Corp.*	1,900	34,428
Post Holdings, Inc.*	2,900	240,613
TreeHouse Foods, Inc.*	900	39,735

		4,366,124

Household Products (0.4%)
Church & Dwight Co., Inc.	24,836	1,593,974
Clorox Co. (The)	10,374	1,797,296
Procter & Gamble Co. (The)	14,500	1,595,000
Reynolds Consumer Products, Inc.	1,977	57,669

		5,043,939

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,074	3,517,271
Herbalife Nutrition Ltd.*	1,484	43,274

		3,560,545

Tobacco (0.3%)
Altria Group, Inc.	92,578	3,579,991

Total Consumer Staples		61,058,445

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	25,500	438,345
Cheniere Energy, Inc.*	13,400	448,900
Diamondback Energy, Inc.	3,300	86,460
Equitrans Midstream Corp.(x)	2,100	10,563
ONEOK, Inc.	13,211	288,132
Parsley Energy, Inc., Class A	17,400	99,702
Pioneer Natural Resources Co.	7,100	498,065

Total Energy		1,870,167

Financials (2.9%)
Banks (0.1%)
CIT Group, Inc.	700	12,082
Comerica, Inc.	800	23,472
First Republic Bank	3,000	246,840
Prosperity Bancshares, Inc.	1,000	48,250
Signature Bank	2,600	209,014
SVB Financial Group*	400	60,432
Synovus Financial Corp.	1,000	17,560
Western Alliance Bancorp	1,000	30,610

		648,260

Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,700	174,216
Cboe Global Markets, Inc.	2,730	243,653
Charles Schwab Corp. (The)	69,700	2,343,314
E*TRADE Financial Corp.	4,200	144,144
Evercore, Inc., Class A	1,300	59,878
FactSet Research Systems, Inc.	3,769	982,503
Interactive Brokers Group, Inc., Class A	2,000	86,340
Intercontinental Exchange, Inc.	22,075	1,782,556
Lazard Ltd., Class A	3,824	90,094
LPL Financial Holdings, Inc.	8,110	441,427
MarketAxess Holdings, Inc.	3,800	1,263,766
Moody’s Corp.	16,702	3,532,473
Morningstar, Inc.	1,935	224,944
MSCI, Inc.	8,391	2,424,663
Raymond James Financial, Inc.	2,900	183,280
S&P Global, Inc.	24,982	6,121,839
SEI Investments Co.	6,075	281,516
T. Rowe Price Group, Inc.	6,636	648,005
TD Ameritrade Holding Corp.	23,500	814,510
Virtu Financial, Inc., Class A(x)	2,200	45,804

		21,888,925

Consumer Finance (0.3%)
American Express Co.	37,900	3,244,619
Credit Acceptance Corp.(x)*	1,000	255,690
Discover Financial Services	11,100	395,937
LendingTree, Inc.(x)*	800	146,712
Synchrony Financial	17,700	284,793

		4,327,751

Diversified Financial Services (0.0%)
Voya Financial, Inc.	900	36,495

Insurance (0.9%)
Alleghany Corp.	200	110,470
Aon plc	23,700	3,911,448
Arch Capital Group Ltd.*	5,200	147,992
Arthur J Gallagher & Co.	3,900	317,889
Athene Holding Ltd., Class A*	5,800	143,956
Axis Capital Holdings Ltd.	800	30,920
Brown & Brown, Inc.	1,300	47,086
Erie Indemnity Co., Class A	1,643	243,558
Everest Re Group Ltd.	1,200	230,904
Kemper Corp.	1,100	81,807
Markel Corp.*	200	185,578
Marsh & McLennan Cos., Inc.	45,100	3,899,346
Primerica, Inc.	3,000	265,440
Progressive Corp. (The)	19,300	1,425,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	1,700	$253,844
Travelers Cos., Inc. (The)	4,200	417,270

		11,712,620

Total Financials		38,614,051

Health Care (14.9%)
Biotechnology (3.3%)
AbbVie, Inc.	149,959	11,425,376
Agios Pharmaceuticals, Inc.*	600	21,288
Alexion Pharmaceuticals, Inc.*	16,290	1,462,679
Alnylam Pharmaceuticals, Inc.*	8,900	968,765
Amgen, Inc.	56,000	11,352,880
Biogen, Inc.*	6,309	1,996,041
BioMarin Pharmaceutical, Inc.*	18,049	1,525,141
Exact Sciences Corp.*	14,100	817,800
Exelixis, Inc.*	12,300	211,806
Gilead Sciences, Inc.	18,580	1,389,041
Incyte Corp.*	17,900	1,310,817
Ionis Pharmaceuticals, Inc.*	12,900	609,912
Moderna, Inc.*	20,277	607,296
Neurocrine Biosciences, Inc.*	9,100	787,605
Regeneron Pharmaceuticals, Inc.*	1,700	830,093
Sage Therapeutics, Inc.*	5,100	146,472
Sarepta Therapeutics, Inc.*	7,100	694,522
Seattle Genetics, Inc.*	11,600	1,338,408
Vertex Pharmaceuticals, Inc.*	26,007	6,188,366

		43,684,308

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	75,600	5,965,596
ABIOMED, Inc.*	4,500	653,220
Align Technology, Inc.*	7,900	1,374,205
Baxter International, Inc.	22,956	1,863,798
Becton Dickinson and Co.	2,315	531,918
Boston Scientific Corp.*	140,700	4,591,041
Cantel Medical Corp.	2,100	75,390
Cooper Cos., Inc. (The)	700	192,969
Danaher Corp.	3,300	456,753
DexCom, Inc.*	9,200	2,477,284
Edwards Lifesciences Corp.*	20,992	3,959,511
Envista Holdings Corp.*	9,358	139,808
Hill-Rom Holdings, Inc.	3,500	352,100
Hologic, Inc.*	21,600	758,160
ICU Medical, Inc.*	600	121,062
IDEXX Laboratories, Inc.*	8,594	2,081,811
Insulet Corp.*	6,000	994,080
Intuitive Surgical, Inc.*	11,663	5,775,634
Masimo Corp.*	4,800	850,176
Penumbra, Inc.*	3,200	516,256
ResMed, Inc.	14,332	2,110,960
STERIS plc	500	69,985
Stryker Corp.	34,791	5,792,354
Teleflex, Inc.	4,700	1,376,442
Varian Medical Systems, Inc.*	9,190	943,445
West Pharmaceutical Services, Inc.	5,600	852,600

		44,876,558

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	15,308	1,354,758
Anthem, Inc.	7,500	1,702,800
Centene Corp.*	50,126	2,977,986
Chemed Corp.	1,600	693,120
Cigna Corp.	11,326	2,006,741
Encompass Health Corp.	5,000	320,150
Guardant Health, Inc.*	3,700	257,520
HCA Healthcare, Inc.	16,300	1,464,555
Henry Schein, Inc.*	1,804	91,138
Humana, Inc.	5,800	1,821,316
Laboratory Corp. of America Holdings*	600	75,834
McKesson Corp.	1,871	253,071
Molina Healthcare, Inc.*	4,900	684,579
UnitedHealth Group, Inc.	95,900	23,915,542

		37,619,110

Health Care Technology (0.3%)
Cerner Corp.	31,640	1,993,003
Change Healthcare, Inc.(x)*	11,640	116,284
Veeva Systems, Inc., Class A*	13,245	2,071,121

		4,180,408

Life Sciences Tools & Services (1.4%)
Adaptive Biotechnologies Corp.(x)*	1,137	31,586
Agilent Technologies, Inc.	3,000	214,860
Avantor, Inc.*	22,580	282,024
Bio-Techne Corp.	3,754	711,833
Bruker Corp.	10,300	369,358
Charles River Laboratories International, Inc.*	4,827	609,216
Illumina, Inc.*	14,891	4,067,030
IQVIA Holdings, Inc.*	7,600	819,736
Mettler-Toledo International, Inc.*	2,447	1,689,678
PerkinElmer, Inc.	2,400	180,672
PPD, Inc.*	4,115	73,288
PRA Health Sciences, Inc.*	6,300	523,152
Thermo Fisher Scientific, Inc.	27,600	7,827,360
Waters Corp.*	6,442	1,172,766

		18,572,559

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	139,194	7,758,674
Eli Lilly & Co.	86,296	11,970,981
Horizon Therapeutics plc*	2,100	62,202
Jazz Pharmaceuticals plc*	5,000	498,700
Johnson & Johnson	40,714	5,338,827
Merck & Co., Inc.	244,900	18,842,606
Nektar Therapeutics*	2,500	44,625
Zoetis, Inc.	48,550	5,713,849

		50,230,464

Total Health Care		199,163,407

Industrials (7.9%)
Aerospace & Defense (2.2%)
Boeing Co. (The)	53,629	7,998,229
BWX Technologies, Inc.	7,100	345,841
General Dynamics Corp.	1,700	224,927
HEICO Corp.	3,926	292,919
HEICO Corp., Class A	7,713	492,861
Hexcel Corp.	8,000	297,520
Huntington Ingalls Industries, Inc.	3,200	583,072
L3Harris Technologies, Inc.	11,300	2,035,356
Lockheed Martin Corp.	25,131	8,518,152
Northrop Grumman Corp.	16,100	4,871,055
Raytheon Co.	17,600	2,308,240
Spirit AeroSystems Holdings, Inc., Class A	9,300	222,549
TransDigm Group, Inc.	4,053	1,297,730

		29,488,451

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	10,358	685,699
Expeditors International of Washington, Inc.	12,276	819,055
United Parcel Service, Inc., Class B	70,759	6,610,306
XPO Logistics, Inc.(x)*	5,300	258,375

		8,373,435

Airlines (0.1%)
Alaska Air Group, Inc.	5,500	156,585
American Airlines Group, Inc.(x)	4,000	48,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	11,700	$333,801
JetBlue Airways Corp.*	2,500	22,375
Southwest Airlines Co.	28,445	1,012,926
United Airlines Holdings, Inc.*	5,100	160,905

		1,735,352

Building Products (0.3%)
Allegion plc	7,066	650,213
AO Smith Corp.	2,200	83,182
Armstrong World Industries, Inc.	4,900	389,158
Fortune Brands Home & Security, Inc.	4,500	194,625
Lennox International, Inc.	3,268	594,090
Trane Technologies plc	22,900	1,891,311

		3,802,579

Commercial Services & Supplies (0.5%)
Cintas Corp.	8,500	1,472,370
Copart, Inc.*	20,308	1,391,504
IAA, Inc.*	12,200	365,512
KAR Auction Services, Inc.	11,800	141,600
Republic Services, Inc.	1,300	97,578
Rollins, Inc.	14,300	516,802
Waste Management, Inc.	33,700	3,119,272

		7,104,638

Construction & Engineering (0.0%)
Quanta Services, Inc.	3,200	101,536

Electrical Equipment (0.3%)
Acuity Brands, Inc.	1,000	85,660
AMETEK, Inc.	18,223	1,312,421
Emerson Electric Co.	5,371	255,928
Hubbell, Inc.	3,000	344,220
Rockwell Automation, Inc.	11,612	1,752,367
Sensata Technologies Holding plc*	6,600	190,938

		3,941,534

Industrial Conglomerates (0.9%)
3M Co.	43,396	5,923,988
Carlisle Cos., Inc.	4,900	613,872
Honeywell International, Inc.	35,591	4,761,720
Roper Technologies, Inc.	1,673	521,658

		11,821,238

Machinery (1.0%)
Allison Transmission Holdings, Inc.	11,000	358,710
Caterpillar, Inc.	4,200	487,368
Deere & Co.	3,447	476,238
Donaldson Co., Inc.	12,680	489,828
Dover Corp.	6,400	537,216
Flowserve Corp.	2,800	66,892
Fortive Corp.	6,669	368,062
Graco, Inc.	16,648	811,257
IDEX Corp.	3,776	521,503
Illinois Tool Works, Inc.	32,400	4,604,688
Ingersoll Rand, Inc.*	20,159	499,943
Lincoln Electric Holdings, Inc.(x)	5,500	379,500
Middleby Corp. (The)*	5,600	318,528
Nordson Corp.	5,200	702,364
Toro Co. (The)	10,652	693,339
WABCO Holdings, Inc.*	4,347	587,062
Westinghouse Air Brake Technologies Corp.	5,034	242,287
Woodward, Inc.	4,500	267,480
Xylem, Inc.	18,100	1,178,853

		13,591,118

Professional Services (0.7%)
CoStar Group, Inc.*	3,700	2,172,677
Equifax, Inc.	10,300	1,230,335
IHS Markit Ltd.	25,200	1,512,000
Nielsen Holdings plc	4,400	55,176
Robert Half International, Inc.	11,405	430,539
TransUnion	18,932	1,252,920
Verisk Analytics, Inc.	16,191	2,256,701

		8,910,348

Road & Rail (1.0%)
CSX Corp.	27,200	1,558,560
JB Hunt Transport Services, Inc.	2,570	237,031
Landstar System, Inc.	3,566	341,837
Lyft, Inc., Class A*	2,000	53,700
Norfolk Southern Corp.	3,500	511,000
Old Dominion Freight Line, Inc.	4,200	551,292
Uber Technologies, Inc.*	10,300	287,576
Union Pacific Corp.	70,396	9,928,652

		13,469,648

Trading Companies & Distributors (0.3%)
Air Lease Corp.	700	15,498
Fastenal Co.	52,316	1,634,875
United Rentals, Inc.*	5,300	545,370
WW Grainger, Inc.	4,346	1,079,981

		3,275,724

Total Industrials		105,615,601

Information Technology (39.2%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	5,970	1,209,224
Cisco Systems, Inc.	434,472	17,079,094
F5 Networks, Inc.*	5,640	601,393
Motorola Solutions, Inc.	12,800	1,701,376
Ubiquiti, Inc.	900	127,422

		20,718,509

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	29,464	2,147,336
CDW Corp.	14,374	1,340,663
Cognex Corp.	16,500	696,630
Corning, Inc.	24,200	497,068
Dolby Laboratories, Inc., Class A	800	43,368
FLIR Systems, Inc.	1,100	35,079
IPG Photonics Corp.*	200	22,056
Jabil, Inc.	3,200	78,656
Keysight Technologies, Inc.*	19,000	1,589,920
National Instruments Corp.	670	22,164
Trimble, Inc.*	4,300	136,869
Zebra Technologies Corp., Class A*	5,407	992,725

		7,602,534

IT Services (8.8%)
Accenture plc, Class A	64,600	10,546,596
Akamai Technologies, Inc.*	14,650	1,340,328
Alliance Data Systems Corp.	390	13,123
Automatic Data Processing, Inc.	44,100	6,027,588
Black Knight, Inc.*	14,500	841,870
Booz Allen Hamilton Holding Corp.	13,750	943,800
Broadridge Financial Solutions, Inc.	11,487	1,089,312
Cognizant Technology Solutions Corp., Class A	4,314	200,472
CoreLogic, Inc.	350	10,689
EPAM Systems, Inc.*	5,300	983,998
Euronet Worldwide, Inc.*	5,000	428,600
Fidelity National Information Services, Inc.	37,871	4,606,628
Fiserv, Inc.*	57,154	5,429,058
FleetCor Technologies, Inc.*	8,624	1,608,721
Gartner, Inc.*	8,750	871,238
Genpact Ltd.	18,854	550,537
Global Payments, Inc.	30,186	4,353,727
GoDaddy, Inc., Class A*	17,250	985,147
International Business Machines Corp.	54,416	6,036,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	6,900	$1,071,156
Mastercard, Inc., Class A	89,970	21,733,153
MongoDB, Inc.*	4,200	573,468
Okta, Inc.*	10,550	1,289,843
Paychex, Inc.	32,480	2,043,642
PayPal Holdings, Inc.*	119,076	11,400,336
Sabre Corp.	4,800	28,464
Square, Inc., Class A*	34,802	1,822,929
Switch, Inc., Class A	5,899	85,123
Twilio, Inc., Class A*	12,350	1,105,202
VeriSign, Inc.*	7,191	1,295,027
Visa, Inc., Class A	173,808	28,003,945
Western Union Co. (The)	9,255	167,793
WEX, Inc.*	4,300	449,565

		117,937,445

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	104,500	4,752,660
Analog Devices, Inc.	5,011	449,236
Applied Materials, Inc.	50,100	2,295,582
Broadcom, Inc.	39,211	9,296,928
Cree, Inc.*	800	28,368
Entegris, Inc.	13,600	608,872
KLA Corp.	16,100	2,314,214
Lam Research Corp.	12,898	3,095,520
Maxim Integrated Products, Inc.	10,278	499,614
Microchip Technology, Inc.	6,526	442,463
Monolithic Power Systems, Inc.	4,200	703,332
NVIDIA Corp.	59,200	15,605,120
QUALCOMM, Inc.	115,786	7,832,923
Skyworks Solutions, Inc.	800	71,504
Teradyne, Inc.	16,900	915,473
Texas Instruments, Inc.	95,031	9,496,448
Universal Display Corp.	4,300	566,654
Xilinx, Inc.	25,663	2,000,174

		60,975,085

Software (15.5%)
2U, Inc.*	2,050	43,501
Adobe, Inc.*	49,434	15,731,876
Alteryx, Inc., Class A*	4,550	433,023
Anaplan, Inc.*	8,650	261,749
ANSYS, Inc.*	8,462	1,967,161
Aspen Technology, Inc.*	6,900	655,983
Atlassian Corp. plc, Class A*	11,895	1,632,708
Autodesk, Inc.*	17,280	2,697,408
Avalara, Inc.*	4,650	346,890
Bill.Com Holdings, Inc.*	807	27,599
Cadence Design Systems, Inc.*	28,100	1,855,724
CDK Global, Inc.	12,283	403,497
Ceridian HCM Holding, Inc.*	7,550	378,028
Citrix Systems, Inc.	11,179	1,582,387
Coupa Software, Inc.*	6,300	880,299
DocuSign, Inc.*	15,650	1,446,060
Dropbox, Inc., Class A*	21,400	387,340
Dynatrace, Inc.*	7,043	167,905
Elastic NV*	4,573	255,219
Fair Isaac Corp.*	2,900	892,301
FireEye, Inc.*	20,100	212,658
Fortinet, Inc.*	14,450	1,461,906
Guidewire Software, Inc.*	8,300	658,273
HubSpot, Inc.*	4,050	539,419
Intuit, Inc.	25,279	5,814,170
Manhattan Associates, Inc.*	6,400	318,848
Medallia, Inc.(x)*	1,244	24,930
Microsoft Corp.#	767,149	120,987,069
New Relic, Inc.*	4,950	228,888
Nutanix, Inc., Class A*	17,100	270,180
Oracle Corp.	208,213	10,062,934
PagerDuty, Inc.(x)*	4,200	72,576
Palo Alto Networks, Inc.*	9,566	1,568,441
Paycom Software, Inc.*	4,950	999,949
Paylocity Holding Corp.*	3,450	304,704
Pegasystems, Inc.	3,850	274,236
Pluralsight, Inc., Class A(x)*	6,261	68,746
Proofpoint, Inc.*	5,650	579,634
PTC, Inc.*	10,450	639,645
RealPage, Inc.*	7,950	420,794
RingCentral, Inc., Class A*	7,500	1,589,325
salesforce.com, Inc.*	84,158	12,117,069
ServiceNow, Inc.*	18,939	5,427,539
Smartsheet, Inc., Class A*	8,800	365,288
SolarWinds Corp.*	1,241	19,446
Splunk, Inc.*	15,600	1,969,188
SS&C Technologies Holdings, Inc.	20,200	885,164
Synopsys, Inc.*	15,100	1,944,729
Teradata Corp.*	11,250	230,513
Trade Desk, Inc. (The), Class A(x)*	3,950	762,350
Tyler Technologies, Inc.*	3,950	1,171,412
VMware, Inc., Class A*	7,766	940,463
Workday, Inc., Class A*	16,410	2,136,910
Zendesk, Inc.*	11,150	713,712
Zscaler, Inc.(x)*	6,300	383,418

		208,211,184

Technology Hardware, Storage & Peripherals (8.2%)
Apple, Inc.	421,884	107,280,882
Dell Technologies, Inc., Class C*	11,094	438,768
HP, Inc.	7,600	131,936
NCR Corp.*	12,800	226,560
NetApp, Inc.	24,200	1,008,898
Pure Storage, Inc., Class A*	23,400	287,820

		109,374,864

Total Information Technology		524,819,621

Materials (1.2%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	3,200	638,752
Axalta Coating Systems Ltd.*	6,399	110,511
CF Industries Holdings, Inc.	2,100	57,120
Ecolab, Inc.	25,541	3,980,054
Element Solutions, Inc.*	8,500	71,060
NewMarket Corp.	700	268,009
PPG Industries, Inc.	7,700	643,720
RPM International, Inc.	2,100	124,950
Scotts Miracle-Gro Co. (The)	3,993	408,883
Sherwin-Williams Co. (The)	8,471	3,892,594
WR Grace & Co.	5,700	202,920

		10,398,573

Construction Materials (0.1%)
Eagle Materials, Inc.	3,400	198,628
Martin Marietta Materials, Inc.	1,936	366,349
Vulcan Materials Co.	12,200	1,318,454

		1,883,431

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,600	258,804
Avery Dennison Corp.	7,900	804,773
Ball Corp.	32,700	2,114,382
Berry Global Group, Inc.*	5,100	171,921
Crown Holdings, Inc.*	7,503	435,474
Sealed Air Corp.	1,100	27,181

		3,812,535

Metals & Mining (0.0%)
Royal Gold, Inc.	2,000	175,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Copper Corp.	6,029	$169,777

		345,197

Total Materials		16,439,736

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
American Homes 4 Rent (REIT), Class A	11,100	257,520
American Tower Corp. (REIT)	44,520	9,694,230
Americold Realty Trust (REIT)	19,300	656,972
Brookfield Property REIT, Inc. (REIT), Class A(x)	6,600	56,034
Colony Capital, Inc. (REIT)	2,587	4,527
CoreSite Realty Corp. (REIT)	2,900	336,110
Crown Castle International Corp. (REIT)	42,017	6,067,255
Equinix, Inc. (REIT)	8,652	5,403,780
Equity LifeStyle Properties, Inc. (REIT)	17,500	1,005,900
Extra Space Storage, Inc. (REIT)	10,300	986,328
Iron Mountain, Inc. (REIT)	3,200	76,160
Lamar Advertising Co. (REIT), Class A	8,600	441,008
Outfront Media, Inc. (REIT)	2,200	29,656
Public Storage (REIT)	11,362	2,256,607
SBA Communications Corp. (REIT)	11,418	3,082,518
Simon Property Group, Inc. (REIT)	27,561	1,511,996
Sun Communities, Inc. (REIT)	2,200	274,670
UDR, Inc. (REIT)	1,500	54,810

		32,196,081

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	12,443	469,225
Howard Hughes Corp. (The)*	1,200	60,624
Jones Lang LaSalle, Inc.	514	51,904

		581,753

Total Real Estate		32,777,834

Total Common Stocks (98.7%) (Cost $506,637,114)		1,321,508,590

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,132,127, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $2,174,769.(xx)	2,132,126	2,132,126
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $200,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $222,207.(xx)	200,000	200,000

Total Repurchase Agreements		2,532,126

Total Short-Term Investments (0.2%) (Cost $2,532,126)		2,532,126

Total Investments in Securities (98.9%) (Cost $509,169,240)		1,324,040,716
Other Assets Less Liabilities (1.1%)		14,542,000

Net Assets (100%)		$1,338,582,716

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,563,058.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $4,222,646. This was collateralized by $1,858,154 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $2,532,126 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	127	6/2020	USD	16,317,595	161,125

					161,125

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$153,735,917	$—	$—	$153,735,917
Consumer Discretionary	187,413,811	—	—	187,413,811
Consumer Staples	61,058,445	—	—	61,058,445
Energy	1,870,167	—	—	1,870,167
Financials	38,614,051	—	—	38,614,051
Health Care	199,163,407	—	—	199,163,407
Industrials	105,615,601	—	—	105,615,601
Information Technology	524,819,621	—	—	524,819,621
Materials	16,439,736	—	—	16,439,736
Real Estate	32,777,834	—	—	32,777,834
Futures	161,125	—	—	161,125
Short-Term Investments
Repurchase Agreements	—	2,532,126	—	2,532,126

Total Assets	$1,321,669,715	$2,532,126	$—	$1,324,201,841

Total Liabilities	$—	$—	$—	$—

Total	$1,321,669,715	$2,532,126	$—	$1,324,201,841

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$854,112,098
Aggregate gross unrealized depreciation	(39,357,819)

Net unrealized appreciation	$814,754,279

Federal income tax cost of investments in securities and derivative instruments, if applicable	$509,447,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (1.4%)
Activision Blizzard, Inc.*	7,312	$434,918
Electronic Arts, Inc.*	42,699	4,277,159
Live Nation Entertainment, Inc.*	21,248	965,934
Madison Square Garden Co. (The), Class A*	241	50,950
Netflix, Inc.*	96,552	36,255,276
Roku, Inc.*	13,812	1,208,274
Spotify Technology SA*	39,571	4,805,502
Take-Two Interactive Software, Inc.*	8,561	1,015,420
Walt Disney Co. (The)	101,247	9,780,460
World Wrestling Entertainment, Inc., Class A(x)	6,606	224,142
Zynga, Inc., Class A*	32,979	225,906

		59,243,941

Interactive Media & Services (7.8%)
Alphabet, Inc., Class A*	72,743	84,523,729
Alphabet, Inc., Class C*	86,884	101,029,584
Facebook, Inc., Class A*	810,477	135,187,564
IAC/InterActiveCorp*	18,782	3,366,298
Match Group, Inc.(x)*	28,939	1,911,131
Snap, Inc., Class A*	236,894	2,816,670
Tencent Holdings Ltd.	70,600	3,442,567
TripAdvisor, Inc.	14,334	249,268
Twitter, Inc.*	123,960	3,044,458

		335,571,269

Media (0.8%)
Altice USA, Inc., Class A*	48,489	1,080,820
AMC Networks, Inc., Class A*	7,412	180,186
Cable One, Inc.	706	1,160,671
Charter Communications, Inc., Class A*	14,609	6,374,053
Comcast Corp., Class A	608,501	20,920,264
Fox Corp., Class A	4,024	95,087
Fox Corp., Class B	2,822	64,567
Interpublic Group of Cos., Inc. (The)	5,880	95,197
New York Times Co. (The), Class A	5,432	166,817
Nexstar Media Group, Inc., Class A	5,561	321,037
Omnicom Group, Inc.	18,056	991,274
Sinclair Broadcast Group, Inc., Class A	10,072	161,958
Sirius XM Holdings, Inc.(x)	224,343	1,108,254
ViacomCBS, Inc.	49,316	690,917

		33,411,102

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	26,550	2,227,545

Total Communication Services		430,453,857

Consumer Discretionary (13.2%)
Auto Components (0.0%)
Aptiv plc	36,120	1,778,549

Automobiles (0.4%)
Ferrari NV(x)	24,696	3,767,869
Tesla, Inc.*	23,695	12,416,180

		16,184,049

Distributors (0.0%)
LKQ Corp.*	7,930	162,644
Pool Corp.	6,462	1,271,528

		1,434,172

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	9,448	963,696
Grand Canyon Education, Inc.*	787	60,036
H&R Block, Inc.	5,525	77,792
Service Corp. International	9,829	384,412
ServiceMaster Global Holdings, Inc.*	3,844	103,788
WW International, Inc.*	241,325	4,080,806

		5,670,530

Hotels, Restaurants & Leisure (2.5%)
Chipotle Mexican Grill, Inc.*	7,518	4,919,779
Choice Hotels International, Inc.	2,590	158,638
Darden Restaurants, Inc.	100,563	5,476,661
Domino’s Pizza, Inc.	6,739	2,183,908
Dunkin’ Brands Group, Inc.	138,474	7,352,970
Hilton Grand Vacations, Inc.*	2,230	35,167
Hilton Worldwide Holdings, Inc.	45,314	3,092,227
Las Vegas Sands Corp.	83,000	3,525,010
Marriott International, Inc., Class A	110,877	8,294,708
McDonald’s Corp.	74,575	12,330,976
MGM Resorts International	7,545	89,031
Norwegian Cruise Line Holdings Ltd.*	6,393	70,067
Planet Fitness, Inc., Class A*	13,132	639,529
Six Flags Entertainment Corp.	1,319	16,540
Starbucks Corp.	460,130	30,248,946
Vail Resorts, Inc.	5,875	867,796
Wendy’s Co. (The)	29,131	433,469
Wyndham Hotels & Resorts, Inc.	5,073	159,850
Wynn Resorts Ltd.	53,938	3,246,528
Yum China Holdings, Inc.	347,168	14,799,772
Yum! Brands, Inc.	106,269	7,282,615

		105,224,187

Household Durables (0.1%)
Lennar Corp., Class A	18,548	708,534
Lennar Corp., Class B	1,303	37,683
NVR, Inc.*	539	1,384,750
Tempur Sealy International, Inc.*	7,817	341,681

		2,472,648

Internet & Direct Marketing Retail (5.9%)
Alibaba Group Holding Ltd. (ADR)*	188,962	36,749,330
Amazon.com, Inc.*	102,147	199,158,049
Booking Holdings, Inc.*	8,540	11,489,033
eBay, Inc.	124,260	3,735,256
Etsy, Inc.*	18,891	726,170
Expedia Group, Inc.	19,361	1,089,443
Grubhub, Inc.*	15,552	633,433
Wayfair, Inc., Class A(x)*	10,226	546,477

		254,127,191

Leisure Products (0.3%)
Hasbro, Inc.	173,914	12,443,547
Mattel, Inc.(x)*	36,615	322,578
Polaris, Inc.	8,453	407,012

		13,173,137

Multiline Retail (0.5%)
Dollar General Corp.	87,777	13,255,205
Dollar Tree, Inc.*	49,355	3,626,112
Dollarama, Inc.	58,938	1,635,003
Nordstrom, Inc.(x)	16,646	255,349
Ollie’s Bargain Outlet Holdings, Inc.(x)*	7,964	369,052
Target Corp.	4,416	410,555

		19,551,276

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	2,595	242,166
AutoZone, Inc.*	3,870	3,274,020
Best Buy Co., Inc.	7,787	443,859
Burlington Stores, Inc.*	10,540	1,670,168
CarMax, Inc.*	12,606	678,581
Carvana Co.(x)*	22,238	1,225,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.	308,500	$6,558,710
Five Below, Inc.*	8,698	612,165
Floor & Decor Holdings, Inc., Class A*	11,367	364,767
Home Depot, Inc. (The)	139,813	26,104,485
L Brands, Inc.	5,740	66,354
Lowe’s Cos., Inc.	127,181	10,943,925
O’Reilly Automotive, Inc.*	12,148	3,657,155
Ross Stores, Inc.	85,270	7,415,932
TJX Cos., Inc. (The)	199,521	9,539,099
Tractor Supply Co.	19,231	1,625,981
Ulta Beauty, Inc.*	44,027	7,735,544
Williams-Sonoma, Inc.	166,548	7,081,621

		89,239,624

Textiles, Apparel & Luxury Goods (1.3%)
Burberry Group plc (ADR)(x)	183,375	3,029,355
Capri Holdings Ltd.*	10,541	113,737
Carter’s, Inc.	3,336	219,275
Columbia Sportswear Co.	3,484	243,079
Hanesbrands, Inc.	45,784	360,320
Lululemon Athletica, Inc.*	35,456	6,720,685
LVMH Moet Hennessy Louis Vuitton SE	17,642	6,548,631
NIKE, Inc., Class B	271,916	22,498,330
Ralph Lauren Corp.	126,800	8,474,044
Skechers U.S.A., Inc., Class A*	8,491	201,576
Under Armour, Inc., Class A*	682,743	6,288,063
Under Armour, Inc., Class C*	22,744	183,317
VF Corp.	50,094	2,709,084

		57,589,496

Total Consumer Discretionary		566,444,859

Consumer Staples (4.0%)
Beverages (2.1%)
Brown-Forman Corp., Class A	7,360	378,157
Brown-Forman Corp., Class B	25,977	1,441,983
Coca-Cola Co. (The)	646,097	28,589,792
Diageo plc (ADR)	61,900	7,868,728
Heineken NV (ADR)	153,250	6,309,303
Monster Beverage Corp.*	400,454	22,529,542
PepsiCo, Inc.	193,264	23,211,006

		90,328,511

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,645	217,946
Costco Wholesale Corp.	72,085	20,553,596
Grocery Outlet Holding Corp.*	1,369	47,012
Sprouts Farmers Market, Inc.*	9,897	183,985
Sysco Corp.	77,595	3,540,660
Walmart, Inc.	78,678	8,939,394

		33,482,593

Food Products (0.5%)
Campbell Soup Co.	15,308	706,617
Danone SA (ADR)	123,337	1,570,697
Hershey Co. (The)	20,775	2,752,688
Kellogg Co.	15,664	939,683
Lamb Weston Holdings, Inc.	5,903	337,061
McCormick & Co., Inc. (Non-Voting)	12,904	1,822,174
Nestle SA (Registered)	98,417	10,143,665
Pilgrim’s Pride Corp.*	3,362	60,919
Post Holdings, Inc.*	4,485	372,121
TreeHouse Foods, Inc.*	1,673	73,863

		18,779,488

Household Products (0.4%)
Church & Dwight Co., Inc.	40,293	2,586,005
Clorox Co. (The)	16,913	2,930,177
Colgate-Palmolive Co.	90,772	6,023,630
Procter & Gamble Co. (The)	39,979	4,397,690
Reynolds Consumer Products, Inc.	2,874	83,835

		16,021,337

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	35,800	5,704,372
Herbalife Nutrition Ltd.*	2,327	67,855

		5,772,227

Tobacco (0.1%)
Altria Group, Inc.	150,050	5,802,434

Total Consumer Staples		170,186,590

Energy (0.2%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.	213,429	2,879,157

Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	41,468	712,835
Cheniere Energy, Inc.*	21,870	732,645
Concho Resources, Inc.	14,160	606,756
Diamondback Energy, Inc.	5,455	142,921
Equitrans Midstream Corp.(x)	3,710	18,661
ONEOK, Inc.	21,362	465,905
Parsley Energy, Inc., Class A	27,446	157,266
Pioneer Natural Resources Co.	23,978	1,682,057

		4,519,046

Total Energy		7,398,203

Financials (2.6%)
Banks (0.0%)
CIT Group, Inc.	1,408	24,302
Comerica, Inc.	1,434	42,073
First Republic Bank	4,682	385,235
Prosperity Bancshares, Inc.	1,639	79,082
Signature Bank	4,253	341,899
SVB Financial Group*	686	103,641
Synovus Financial Corp.	2,013	35,348
Western Alliance Bancorp	1,829	55,986

		1,067,566

Capital Markets (1.7%)
Ameriprise Financial, Inc.	2,988	306,210
Cboe Global Markets, Inc.	4,223	376,903
Charles Schwab Corp. (The)	112,349	3,777,173
E*TRADE Financial Corp.	6,456	221,570
Evercore, Inc., Class A	2,591	119,341
FactSet Research Systems, Inc.	35,086	9,146,218
Goldman Sachs Group, Inc. (The)	10,250	1,584,548
Interactive Brokers Group, Inc., Class A	3,512	151,613
Intercontinental Exchange, Inc.	35,719	2,884,309
Lazard Ltd., Class A	5,781	136,200
LPL Financial Holdings, Inc.	12,773	695,234
MarketAxess Holdings, Inc.	6,028	2,004,732
Moody’s Corp.	26,838	5,676,237
Morningstar, Inc.	3,482	404,783
MSCI, Inc.	65,109	18,813,897
Raymond James Financial, Inc.	4,956	313,219
S&P Global, Inc.	50,744	12,434,817
SEI Investments Co.	186,449	8,640,047
T. Rowe Price Group, Inc.	10,835	1,058,038
TD Ameritrade Holding Corp.	77,965	2,702,267
Virtu Financial, Inc., Class A(x)	3,612	75,202
XP, Inc., Class A*	14,723	284,007

		71,806,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.4%)
American Express Co.	168,125	$14,393,181
Credit Acceptance Corp.(x)*	1,478	377,910
Discover Financial Services	17,641	629,254
LendingTree, Inc.(x)*	1,338	245,376
Synchrony Financial	27,463	441,880

		16,087,601

Diversified Financial Services (0.0%)
Voya Financial, Inc.	1,499	60,785

Insurance (0.5%)
Alleghany Corp.	260	143,611
Aon plc	38,149	6,296,111
Arch Capital Group Ltd.*	9,246	263,141
Arthur J Gallagher & Co.	6,135	500,064
Athene Holding Ltd., Class A*	9,879	245,197
Axis Capital Holdings Ltd.	1,754	67,792
Brown & Brown, Inc.	2,611	94,570
Chubb Ltd.	20,240	2,260,606
Erie Indemnity Co., Class A	2,683	397,728
Everest Re Group Ltd.	1,894	364,443
Kemper Corp.	2,087	155,210
Markel Corp.*	194	180,011
Marsh & McLennan Cos., Inc.	73,148	6,324,376
Primerica, Inc.	4,846	428,774
Progressive Corp. (The)	31,385	2,317,468
RenaissanceRe Holdings Ltd.	2,555	381,513
Travelers Cos., Inc. (The)	6,669	662,565

		21,083,180

Total Financials		110,105,697

Health Care (11.5%)
Biotechnology (2.8%)
AbbVie, Inc.	269,325	20,519,872
Agios Pharmaceuticals, Inc.*	984	34,912
Alexion Pharmaceuticals, Inc.*	26,549	2,383,835
Alnylam Pharmaceuticals, Inc.*	14,749	1,605,429
Amgen, Inc.	112,343	22,775,296
Biogen, Inc.*	18,093	5,724,263
BioMarin Pharmaceutical, Inc.*	115,687	9,775,551
Exact Sciences Corp.*	22,941	1,330,578
Exelixis, Inc.*	21,787	375,172
Gilead Sciences, Inc.	30,063	2,247,510
Incyte Corp.*	41,980	3,074,195
Ionis Pharmaceuticals, Inc.*	20,776	982,289
Moderna, Inc.*	33,402	1,000,390
Neurocrine Biosciences, Inc.*	14,807	1,281,546
Regeneron Pharmaceuticals, Inc.*	57,785	28,215,838
Sage Therapeutics, Inc.*	8,393	241,047
Sarepta Therapeutics, Inc.*	11,557	1,130,506
Seattle Genetics, Inc.*	19,099	2,203,643
Vertex Pharmaceuticals, Inc.*	66,576	15,841,759

		120,743,631

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	278,915	22,009,183
ABIOMED, Inc.*	7,398	1,073,894
Alcon, Inc.*	39,120	1,996,373
Align Technology, Inc.*	38,958	6,776,744
Baxter International, Inc.	36,940	2,999,159
Becton Dickinson and Co.	16,423	3,773,513
Boston Scientific Corp.*	228,101	7,442,936
Cantel Medical Corp.	3,749	134,589
Cooper Cos., Inc. (The)	1,109	305,718
Danaher Corp.	5,389	745,892
DexCom, Inc.*	14,753	3,972,540
Edwards Lifesciences Corp.*	34,067	6,425,718
Envista Holdings Corp.*	15,919	237,830
Hill-Rom Holdings, Inc.	5,469	550,181
Hologic, Inc.*	34,130	1,197,963
ICU Medical, Inc.*	1,046	211,051
IDEXX Laboratories, Inc.*	13,818	3,347,272
Insulet Corp.*	9,821	1,627,143
Intuitive Surgical, Inc.*	33,040	16,361,738
Masimo Corp.*	7,828	1,386,495
Penumbra, Inc.*	5,003	807,134
ResMed, Inc.	23,143	3,408,732
STERIS plc	868	121,494
Stryker Corp.	88,999	14,817,444
Teleflex, Inc.	7,590	2,222,807
Varian Medical Systems, Inc.*	47,003	4,825,328
West Pharmaceutical Services, Inc.	9,028	1,374,513

		110,153,384

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	24,697	2,185,684
Anthem, Inc.	29,654	6,732,644
Centene Corp.*	166,344	9,882,497
Chemed Corp.	2,543	1,101,628
Cigna Corp.	44,374	7,862,185
Encompass Health Corp.	7,858	503,148
Guardant Health, Inc.*	6,114	425,534
HCA Healthcare, Inc.	56,122	5,042,562
Henry Schein, Inc.*	3,328	168,131
Humana, Inc.	13,016	4,087,284
Laboratory Corp. of America Holdings*	938	118,554
McKesson Corp.	2,922	395,230
Molina Healthcare, Inc.*	7,743	1,081,775
UnitedHealth Group, Inc.	184,929	46,117,594

		85,704,450

Health Care Technology (0.4%)
Cerner Corp.	208,612	13,140,470
Change Healthcare, Inc.(x)*	19,956	199,360
Veeva Systems, Inc., Class A*	21,597	3,377,123

		16,716,953

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.(x)*	7,722	214,517
Agilent Technologies, Inc.	5,051	361,753
Avantor, Inc.*	37,774	471,797
Bio-Techne Corp.	6,137	1,163,698
Bruker Corp.	17,322	621,167
Charles River Laboratories International, Inc.*	7,765	980,021
Illumina, Inc.*	36,691	10,021,046
IQVIA Holdings, Inc.*	12,353	1,332,395
Mettler-Toledo International, Inc.*	3,891	2,686,774
PerkinElmer, Inc.	4,330	325,962
PPD, Inc.*	6,596	117,475
PRA Health Sciences, Inc.*	10,095	838,289
Thermo Fisher Scientific, Inc.	44,577	12,642,037
Waters Corp.*	10,522	1,915,530

		33,692,461

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	225,537	12,571,432
Eli Lilly & Co.	139,650	19,372,248
Horizon Therapeutics plc*	3,766	111,549
Jazz Pharmaceuticals plc*	8,167	814,576
Johnson & Johnson	65,706	8,616,028
Merck & Co., Inc.	431,998	33,237,926
Nektar Therapeutics(x)*	4,582	81,789
Novartis AG (ADR)	91,306	7,528,180
Novo Nordisk A/S (ADR)	160,708	9,674,622
Roche Holding AG (ADR)	343,222	13,924,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	171,768	$20,215,376

		126,148,242

Total Health Care		493,159,121

Industrials (5.3%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	146,505	21,849,756
BWX Technologies, Inc.	11,384	554,514
General Dynamics Corp.	2,614	345,858
HEICO Corp.	7,625	568,901
HEICO Corp., Class A	12,305	786,290
Hexcel Corp.	12,451	463,052
Huntington Ingalls Industries, Inc.	5,247	956,056
L3Harris Technologies, Inc.	18,157	3,270,439
Lockheed Martin Corp.	40,625	13,769,844
Northrop Grumman Corp.	25,689	7,772,207
Raytheon Co.	28,338	3,716,529
Spirit AeroSystems Holdings, Inc., Class A	14,703	351,843
Teledyne Technologies, Inc.*	6,539	1,943,848
TransDigm Group, Inc.	6,888	2,205,469

		58,554,606

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	16,815	1,113,153
Expeditors International of Washington, Inc.	226,703	15,125,624
United Parcel Service, Inc., Class B	114,681	10,713,499
XPO Logistics, Inc.(x)*	8,407	409,841

		27,362,117

Airlines (0.1%)
Alaska Air Group, Inc.	8,787	250,166
American Airlines Group, Inc.(x)	7,188	87,622
Delta Air Lines, Inc.	18,765	535,365
JetBlue Airways Corp.*	4,716	42,208
Southwest Airlines Co.	45,385	1,616,160
United Airlines Holdings, Inc.*	7,894	249,056

		2,780,577

Building Products (0.1%)
Allegion plc	11,514	1,059,518
AO Smith Corp.	4,053	153,244
Armstrong World Industries, Inc.	7,968	632,819
Fortune Brands Home & Security, Inc.	6,826	295,225
Lennox International, Inc.	5,248	954,034
Trane Technologies plc	36,972	3,053,517

		6,148,357

Commercial Services & Supplies (0.3%)
Cintas Corp.	23,833	4,128,352
Copart, Inc.*	32,673	2,238,754
IAA, Inc.*	19,519	584,789
KAR Auction Services, Inc.	17,410	208,920
Republic Services, Inc.	2,242	168,285
Rollins, Inc.	23,207	838,701
Waste Management, Inc.	54,294	5,025,453

		13,193,254

Construction & Engineering (0.0%)
Quanta Services, Inc.	5,780	183,399

Electrical Equipment (0.2%)
Acuity Brands, Inc.	1,864	159,670
AMETEK, Inc.	29,211	2,103,776
Emerson Electric Co.	8,483	404,215
Hubbell, Inc.	4,824	553,506
Rockwell Automation, Inc.	18,765	2,831,826
Sensata Technologies Holding plc*	10,413	301,248

		6,354,241

Industrial Conglomerates (0.6%)
3M Co.	70,288	9,595,015
Carlisle Cos., Inc.	7,839	982,070
General Electric Co.	331,700	2,633,698
Honeywell International, Inc.	57,670	7,715,669
Roper Technologies, Inc.	16,175	5,043,527

		25,969,979

Machinery (0.8%)
Allison Transmission Holdings, Inc.	17,913	584,143
Caterpillar, Inc.	6,809	790,116
Deere & Co.	66,987	9,254,924
Donaldson Co., Inc.	20,387	787,550
Dover Corp.	10,147	851,739
Flowserve Corp.	5,052	120,692
Fortive Corp.	59,604	3,289,545
Graco, Inc.	26,250	1,279,162
IDEX Corp.	5,988	827,003
Illinois Tool Works, Inc.	52,605	7,476,223
Ingersoll Rand, Inc.*	32,624	809,075
Lincoln Electric Holdings, Inc.(x)	8,741	603,129
Middleby Corp. (The)*	8,750	497,700
Nordson Corp.	8,484	1,145,934
Toro Co. (The)	17,739	1,154,632
WABCO Holdings, Inc.*	7,081	956,289
Westinghouse Air Brake Technologies Corp.	49,352	2,375,312
Woodward, Inc.	7,382	438,786
Xylem, Inc.	29,241	1,904,466

		35,146,420

Professional Services (0.5%)
CoStar Group, Inc.*	5,870	3,446,922
Equifax, Inc.	36,365	4,343,799
IHS Markit Ltd.	40,382	2,422,920
Nielsen Holdings plc	7,931	99,455
Robert Half International, Inc.	18,492	698,073
TransUnion	91,510	6,056,132
Verisk Analytics, Inc.	26,076	3,634,473

		20,701,774

Road & Rail (0.6%)
CSX Corp.	43,695	2,503,724
JB Hunt Transport Services, Inc.	23,279	2,147,022
Landstar System, Inc.	6,000	575,160
Lyft, Inc., Class A*	3,541	95,076
Norfolk Southern Corp.	5,704	832,784
Old Dominion Freight Line, Inc.	6,468	848,990
Uber Technologies, Inc.*	15,869	443,062
Union Pacific Corp.	126,528	17,845,509

		25,291,327

Trading Companies & Distributors (0.1%)
Air Lease Corp.	1,493	33,055
Fastenal Co.	85,204	2,662,625
United Rentals, Inc.*	8,537	878,457
WW Grainger, Inc.	7,099	1,764,102

		5,338,239

Total Industrials		227,024,290

Information Technology (28.7%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	9,730	1,970,812
Cisco Systems, Inc.	918,994	36,125,654
F5 Networks, Inc.*	9,343	996,244
Motorola Solutions, Inc.	20,662	2,746,393
Ubiquiti, Inc.(x)	1,465	207,415

		42,046,518

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	47,509	3,462,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CDW Corp.	23,162	$2,160,320
Cognex Corp.	26,907	1,136,013
Corning, Inc.	39,129	803,710
Dolby Laboratories, Inc., Class A	1,490	80,773
FLIR Systems, Inc.	1,722	54,915
Hexagon AB, Class B	14,629	623,979
IPG Photonics Corp.*	449	49,516
Jabil, Inc.	5,713	140,425
Keysight Technologies, Inc.*	30,867	2,582,950
National Instruments Corp.	1,276	42,210
Trimble, Inc.*	7,674	244,263
Zebra Technologies Corp., Class A*	8,783	1,612,559

		12,994,089

IT Services (7.4%)
Accenture plc, Class A	163,502	26,693,337
Akamai Technologies, Inc.*	23,713	2,169,502
Alliance Data Systems Corp.	850	28,602
Automatic Data Processing, Inc.	145,463	19,881,883
Black Knight, Inc.*	23,429	1,360,288
Booz Allen Hamilton Holding Corp.	22,339	1,533,349
Broadridge Financial Solutions, Inc.	18,555	1,759,571
Cognizant Technology Solutions Corp., Class A	7,132	331,424
CoreLogic, Inc.	803	24,524
EPAM Systems, Inc.*	8,625	1,601,318
Euronet Worldwide, Inc.*	8,089	693,389
Fidelity National Information Services, Inc.	129,287	15,726,471
Fiserv, Inc.*	151,644	14,404,664
FleetCor Technologies, Inc.*	13,897	2,592,346
Gartner, Inc.*	65,613	6,533,086
Genpact Ltd.	31,635	923,742
Global Payments, Inc.	83,040	11,976,859
GoDaddy, Inc., Class A*	28,520	1,628,777
International Business Machines Corp.	88,167	9,780,365
Jack Henry & Associates, Inc.	11,231	1,743,500
Mastercard, Inc., Class A	245,482	59,298,632
MongoDB, Inc.*	6,763	923,420
Okta, Inc.*	17,368	2,123,412
Paychex, Inc.	52,322	3,292,100
PayPal Holdings, Inc.*	315,855	30,239,958
Sabre Corp.	8,584	50,903
Square, Inc., Class A*	56,025	2,934,590
Switch, Inc., Class A	10,465	151,010
Twilio, Inc., Class A*	20,205	1,808,145
VeriSign, Inc.*	11,708	2,108,494
Visa, Inc., Class A	573,520	92,405,542
Western Union Co. (The)	15,702	284,677
WEX, Inc.*	7,138	746,278

		317,754,158

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	226,064	10,281,391
Analog Devices, Inc.	7,966	714,152
Applied Materials, Inc.	80,577	3,692,038
ASML Holding NV (Registered) (NYRS)	16,286	4,261,069
Broadcom, Inc.	63,451	15,044,232
Cree, Inc.*	1,426	50,566
Entegris, Inc.	21,574	965,868
KLA Corp.	25,959	3,731,347
Lam Research Corp.	20,858	5,005,920
Marvell Technology Group Ltd.	130,848	2,961,090
Maxim Integrated Products, Inc.	16,907	821,849
Microchip Technology, Inc.	10,865	736,647
Monolithic Power Systems, Inc.	6,998	1,171,885
NVIDIA Corp.	168,149	44,324,076
QUALCOMM, Inc.	301,456	20,393,498
Skyworks Solutions, Inc.	1,539	137,556
Teradyne, Inc.	27,496	1,489,458
Texas Instruments, Inc.	153,770	15,366,236
Universal Display Corp.	7,015	924,437
Xilinx, Inc.	40,841	3,183,148

		135,256,463

Software (12.3%)
2U, Inc.*	3,670	77,877
Adobe, Inc.*	131,243	41,766,772
Alteryx, Inc., Class A(x)*	7,473	711,205
Anaplan, Inc.*	14,632	442,764
ANSYS, Inc.*	13,638	3,170,426
Aspen Technology, Inc.*	11,347	1,078,759
Atlassian Corp. plc, Class A*	19,638	2,695,512
Autodesk, Inc.*	176,594	27,566,323
Avalara, Inc.*	7,354	548,608
Bill.Com Holdings, Inc.*	1,469	50,240
Cadence Design Systems, Inc.*	45,331	2,993,659
CDK Global, Inc.	19,725	647,966
Ceridian HCM Holding, Inc.*	11,882	594,932
Citrix Systems, Inc.	17,053	2,413,852
Coupa Software, Inc.*	10,450	1,460,179
Datadog, Inc., Class A*	30,300	1,090,194
DocuSign, Inc.*	25,925	2,395,470
Dropbox, Inc., Class A*	35,568	643,781
Dynatrace, Inc.*	17,372	414,149
Elastic NV*	8,883	495,760
Fair Isaac Corp.*	4,706	1,447,989
FireEye, Inc.*	30,721	325,028
Fortinet, Inc.*	23,590	2,386,600
Guidewire Software, Inc.*	13,474	1,068,623
HubSpot, Inc.*	6,799	905,559
Intuit, Inc.	67,657	15,561,110
Manhattan Associates, Inc.*	10,627	529,437
Medallia, Inc.(x)*	9,020	180,761
Microsoft Corp.	1,682,840	265,400,696
New Relic, Inc.*	8,351	386,150
Nutanix, Inc., Class A*	29,747	470,003
Oracle Corp.	705,341	34,089,131
PagerDuty, Inc.(x)*	6,787	117,279
Palo Alto Networks, Inc.*	15,454	2,533,838
Paycom Software, Inc.*	18,178	3,672,138
Paylocity Holding Corp.*	5,783	510,755
Pegasystems, Inc.	5,927	422,180
Pluralsight, Inc., Class A(x)*	11,107	121,955
Proofpoint, Inc.*	9,153	939,006
PTC, Inc.*	16,799	1,028,267
RealPage, Inc.*	13,375	707,939
RingCentral, Inc., Class A*	12,275	2,601,195
salesforce.com, Inc.*	301,964	43,476,777
ServiceNow, Inc.*	74,930	21,473,439
Slack Technologies, Inc., Class A*	57,505	1,543,434
Smartsheet, Inc., Class A*	14,599	606,005
SolarWinds Corp.*	2,101	32,923
Splunk, Inc.*	54,913	6,931,668
SS&C Technologies Holdings, Inc.	32,089	1,406,140
Synopsys, Inc.*	24,328	3,133,203
Temenos AG (Registered)(x)*	15,237	1,997,945
Teradata Corp.*	19,258	394,596
Trade Desk, Inc. (The), Class A(x)*	6,443	1,243,499
Tyler Technologies, Inc.*	6,276	1,861,211
VMware, Inc., Class A*	36,498	4,419,908
Workday, Inc., Class A*	91,342	11,894,555
Zendesk, Inc.*	17,974	1,150,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zscaler, Inc.(x)*	11,345	$690,457

		528,920,343

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	751,445	191,084,949
Dell Technologies, Inc., Class C*	18,234	721,155
HP, Inc.	10,450	181,412
NCR Corp.*	21,393	378,656
NetApp, Inc.	37,591	1,567,169
Pure Storage, Inc., Class A*	35,705	439,171

		194,372,512

Total Information Technology		1,231,344,083

Materials (0.7%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	5,042	1,006,434
Axalta Coating Systems Ltd.*	11,343	195,894
CF Industries Holdings, Inc.	3,902	106,135
Ecolab, Inc.	41,351	6,443,726
Element Solutions, Inc.*	15,440	129,078
Linde plc	13,194	2,282,562
NewMarket Corp.	1,030	394,356
PPG Industries, Inc.	12,439	1,039,900
RPM International, Inc.	3,846	228,837
Scotts Miracle-Gro Co. (The)	6,311	646,246
Sherwin-Williams Co. (The)	13,609	6,253,608
WR Grace & Co.	9,077	323,141

		19,049,917

Construction Materials (0.1%)
Eagle Materials, Inc.	6,034	352,507
Martin Marietta Materials, Inc.	3,018	571,096
Vulcan Materials Co.	19,888	2,149,296

		3,072,899

Containers & Packaging (0.2%)
AptarGroup, Inc.	4,519	449,821
Avery Dennison Corp.	12,637	1,287,331
Ball Corp.	52,542	3,397,366
Berry Global Group, Inc.*	9,031	304,435
Crown Holdings, Inc.*	12,372	718,071
Sealed Air Corp.	2,024	50,013

		6,207,037

Metals & Mining (0.0%)
Royal Gold, Inc.	3,694	324,001
Southern Copper Corp.	10,028	282,388

		606,389

Total Materials		28,936,242

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Homes 4 Rent (REIT), Class A	18,433	427,646
American Tower Corp. (REIT)	72,149	15,710,445
Americold Realty Trust (REIT)	30,640	1,042,986
Brookfield Property REIT, Inc. (REIT), Class A(x)	12,878	109,334
Colony Capital, Inc. (REIT)	8,555	14,971
CoreSite Realty Corp. (REIT)	4,818	558,406
Crown Castle International Corp. (REIT)	68,115	9,835,806
Equinix, Inc. (REIT)	13,959	8,718,373
Equity LifeStyle Properties, Inc. (REIT)	28,220	1,622,086
Extra Space Storage, Inc. (REIT)	16,491	1,579,178
Iron Mountain, Inc. (REIT)	5,695	135,541
Lamar Advertising Co. (REIT), Class A	13,712	703,151
Outfront Media, Inc. (REIT)	3,902	52,599
Public Storage (REIT)	18,442	3,662,766
SBA Communications Corp. (REIT)	18,423	4,973,657
Simon Property Group, Inc. (REIT)	44,236	2,426,787
Sun Communities, Inc. (REIT)	3,618	451,707
UDR, Inc. (REIT)	2,641	96,502

		52,121,941

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	19,816	747,261
Howard Hughes Corp. (The)*	2,190	110,639
Jones Lang LaSalle, Inc.	1,004	101,384

		959,284

Total Real Estate		53,081,225

Utilities (0.0%)
Multi-Utilities (0.0%)
Sempra Energy	20,386	2,303,414

Total Utilities		2,303,414

Total Common Stocks (77.4%) (Cost $1,668,170,201)		3,320,437,581

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	5,579	1,441,614
iShares Morningstar Large-Cap ETF(x)	10,023	1,469,171
iShares Morningstar Large-Cap Growth ETF(x)‡	416,365	77,339,799
iShares Morningstar Large-Cap Value ETF(x)	18,668	1,616,649
iShares Russell 1000 ETF(x)	3,225	456,434
iShares Russell 1000 Growth ETF(x)	860,973	129,705,582
iShares Russell 1000 Value ETF(x)	17,790	1,764,412
iShares S&P 100 ETF	2,587	306,870
iShares S&P 500 Growth ETF	515,850	85,141,043
iShares S&P 500 Value ETF(x)	9,804	943,635
SPDR Portfolio S&P 500 Value ETF(x)	113,100	2,922,504
Vanguard Growth ETF(x)	492,822	77,220,279
Vanguard Large-Cap ETF(x)	600	71,058
Vanguard Russell 1000 Value(x)	8,100	704,862
Vanguard Value ETF(x)	7,200	641,232

Total Exchange Traded Funds (8.9%) (Cost $131,491,987)		381,745,144

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	196,110,919	196,130,530

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $3,400,014, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $3,468,000.(xx)	$3,400,000	3,400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $7,239,206, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35- 2/15/43; total market value $7,383,990.(xx)	$7,239,204	$7,239,204
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $12,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $12,240,000.(xx)	12,000,000	12,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,000,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		25,639,204

Total Short-Term Investments (5.2%) (Cost $221,761,061)		221,769,734

Total Investments in Securities (91.5%) (Cost $2,021,423,249)		3,923,952,459
Other Assets Less Liabilities (8.5%)		366,507,748

Net Assets (100%)		$4,290,460,207

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $32,857,681. This was collateralized by $9,114,176 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $25,639,204 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Growth ETF	416,365	104,468,747	—	(18,330,435)	8,856,400	(17,654,913)	77,339,799	94,140	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
NASDAQ 100 E-Mini Index	(1,934)	6/2020	USD	(301,172,150)	(5,926,807)
S&P 500 E-Mini Index	(9,093)	6/2020	USD	(1,168,314,105)	13,035,281

					7,108,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$427,011,290	$3,442,567	$—	$430,453,857
Consumer Discretionary	559,896,228	6,548,631	—	566,444,859
Consumer Staples	160,042,925	10,143,665	—	170,186,590
Energy	7,398,203	—	—	7,398,203
Financials	110,105,697	—	—	110,105,697
Health Care	491,162,748	1,996,373	—	493,159,121
Industrials	227,024,290	—	—	227,024,290
Information Technology	1,228,722,159	2,621,924	—	1,231,344,083
Materials	28,936,242	—	—	28,936,242
Real Estate	53,081,225	—	—	53,081,225
Utilities	2,303,414	—	—	2,303,414
Exchange Traded Funds	381,745,144	—	—	381,745,144
Futures	13,035,281	—	—	13,035,281
Short-Term Investments
Investment Company	196,130,530	—	—	196,130,530
Repurchase Agreements	—	25,639,204	—	25,639,204

Total Assets	$3,886,595,376	$50,392,364	$—	$3,936,987,740

Liabilities:
Futures	$(5,926,807)	$—	$—	$(5,926,807)

Total Liabilities	$(5,926,807)	$—	$—	$(5,926,807)

Total	$3,880,668,569	$50,392,364	$—	$3,931,060,933

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,004,597,165
Aggregate gross unrealized depreciation	(125,900,133)

Net unrealized appreciation	$1,878,697,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,052,363,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	347,500	$10,129,625
CenturyLink, Inc.	51,679	488,883
GCI Liberty, Inc., Class A*	4,600	262,062
Verizon Communications, Inc.	197,000	10,584,810

		21,465,380

Entertainment (2.2%)
Activision Blizzard, Inc.*	34,100	2,028,268
Cinemark Holdings, Inc.	5,000	50,950
Electronic Arts, Inc.*	1,300	130,221
Liberty Media Corp.-Liberty Formula One, Class A*	1,150	29,693
Liberty Media Corp.-Liberty Formula One, Class C*	9,350	254,600
Lions Gate Entertainment Corp., Class A(x)*	2,300	13,984
Lions Gate Entertainment Corp., Class B*	5,300	29,574
Madison Square Garden Co. (The), Class A*	850	179,698
Take-Two Interactive Software, Inc.*	2,900	343,969
Walt Disney Co. (The)	83,125	8,029,875
Zynga, Inc., Class A*	31,850	218,173

		11,309,005

Interactive Media & Services (0.1%)
IAC/InterActiveCorp*	1,500	268,845
TripAdvisor, Inc.	450	7,826
Zillow Group, Inc., Class A*	2,600	88,322
Zillow Group, Inc., Class C(x)*	5,900	212,518

		577,511

Media (1.7%)
Charter Communications, Inc., Class A*	3,000	1,308,930
Comcast Corp., Class A	113,600	3,905,568
Discovery, Inc., Class A(x)*	7,400	143,856
Discovery, Inc., Class C*	15,972	280,149
DISH Network Corp., Class A*	12,338	246,637
Fox Corp., Class A	15,039	355,371
Fox Corp., Class B	6,933	158,627
Interpublic Group of Cos., Inc. (The)	16,600	268,754
John Wiley & Sons, Inc., Class A	2,000	74,980
Liberty Broadband Corp., Class A*	1,171	125,297
Liberty Broadband Corp., Class C*	4,997	553,268
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,936	124,732
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,272	229,940
New York Times Co. (The), Class A	6,200	190,402
News Corp., Class A	18,255	163,839
News Corp., Class B	5,700	51,243
Nexstar Media Group, Inc., Class A	500	28,865
Omnicom Group, Inc.	4,800	263,520
Sinclair Broadcast Group, Inc., Class A(x)	150	2,412
ViacomCBS, Inc.	11,526	161,479
ViacomCBS, Inc., Class A	67	1,195

		8,639,064

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	26,911	231,973
Telephone & Data Systems, Inc.	4,696	78,705
T-Mobile US, Inc.*	7,100	595,690
United States Cellular Corp.*	721	21,118

		927,486

Total Communication Services		42,918,446

Consumer Discretionary (5.1%)
Auto Components (0.3%)
Aptiv plc	11,350	558,874
BorgWarner, Inc.	9,800	238,826
Gentex Corp.	12,000	265,920
Goodyear Tire & Rubber Co. (The)	10,950	63,729
Lear Corp.	2,890	234,812

		1,362,161

Automobiles (0.5%)
Ford Motor Co.	186,000	898,380
General Motors Co.	58,950	1,224,981
Harley-Davidson, Inc.	7,200	136,296
Thor Industries, Inc.(x)	2,450	103,341

		2,362,998

Distributors (0.1%)
Genuine Parts Co.	6,650	447,745
LKQ Corp.*	12,500	256,375

		704,120

Diversified Consumer Services (0.2%)
frontdoor, Inc.*	3,950	137,381
Graham Holdings Co., Class B	224	76,422
Grand Canyon Education, Inc.*	2,050	156,384
H&R Block, Inc.	8,100	114,048
Service Corp. International	5,350	209,239
ServiceMaster Global Holdings, Inc.*	5,400	145,800

		839,274

Hotels, Restaurants & Leisure (1.5%)
Aramark	11,550	230,653
Caesars Entertainment Corp.*	27,350	184,886
Carnival Corp.(x)	18,838	248,096
Choice Hotels International, Inc.	900	55,125
Dunkin’ Brands Group, Inc.	250	13,275
Extended Stay America, Inc.	8,600	62,866
Hilton Grand Vacations, Inc.*	3,450	54,406
Hyatt Hotels Corp., Class A(x)	1,625	77,837
International Game Technology plc(x)	4,600	27,370
Las Vegas Sands Corp.	8,350	354,625
McDonald’s Corp.	30,150	4,985,303
MGM Resorts International	21,666	255,659
Norwegian Cruise Line Holdings Ltd.*	8,000	87,680
Royal Caribbean Cruises Ltd.	8,144	261,992
Six Flags Entertainment Corp.	3,350	42,009
Vail Resorts, Inc.	200	29,542
Wyndham Destinations, Inc.	4,200	91,140
Wyndham Hotels & Resorts, Inc.	3,100	97,681
Wynn Resorts Ltd.	800	48,152
Yum China Holdings, Inc.	3,250	138,548
Yum! Brands, Inc.	1,550	106,222

		7,453,067

Household Durables (0.5%)
DR Horton, Inc.	15,927	541,518
Garmin Ltd.	6,885	516,100
Leggett & Platt, Inc.	6,200	165,416
Lennar Corp., Class A	7,632	291,542
Lennar Corp., Class B	403	11,655
Mohawk Industries, Inc.*	2,777	211,718
Newell Brands, Inc.	17,950	238,376
PulteGroup, Inc.	11,950	266,724
Toll Brothers, Inc.	6,125	117,906
Whirlpool Corp.	2,966	254,483

		2,615,438

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc.	788	44,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Qurate Retail, Inc., Class A*	18,139	$110,738

		155,079

Leisure Products (0.0%)
Brunswick Corp.	3,750	132,637
Mattel, Inc.(x)*	5,000	44,050
Polaris, Inc.	300	14,445

		191,132

Multiline Retail (0.5%)
Dollar General Corp.	750	113,257
Dollar Tree, Inc.*	5,100	374,697
Kohl’s Corp.	7,491	109,294
Macy’s, Inc.	14,640	71,882
Target Corp.	22,450	2,087,177

		2,756,307

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	2,400	223,968
AutoNation, Inc.*	2,550	71,553
Best Buy Co., Inc.	8,450	481,650
CarMax, Inc.*	4,100	220,703
Dick’s Sporting Goods, Inc.	2,950	62,717
Foot Locker, Inc.	5,041	111,154
Gap, Inc. (The)	10,300	72,512
Home Depot, Inc. (The)	22,550	4,210,311
L Brands, Inc.	9,100	105,196
Penske Automotive Group, Inc.	1,550	43,400
Tiffany & Co.	5,800	751,100
Urban Outfitters, Inc.*	3,200	45,568
Williams-Sonoma, Inc.	2,950	125,434

		6,525,266

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	3,900	42,081
Carter’s, Inc.	1,100	72,303
Columbia Sportswear Co.	500	34,885
Hanesbrands, Inc.	3,750	29,512
PVH Corp.	3,400	127,976
Ralph Lauren Corp.	2,300	153,709
Skechers U.S.A., Inc., Class A*	3,900	92,586
Tapestry, Inc.	13,050	168,998
Under Armour, Inc., Class A*	3,050	28,091
Under Armour, Inc., Class C*	3,050	24,583

		774,724

Total Consumer Discretionary		25,739,566

Consumer Staples (10.5%)
Beverages (1.1%)
Brown-Forman Corp., Class A	150	7,707
Brown-Forman Corp., Class B	550	30,531
Coca-Cola Co. (The)	58,000	2,566,500
Constellation Brands, Inc., Class A	7,550	1,082,368
Keurig Dr Pepper, Inc.(x)	11,200	271,824
Molson Coors Beverage Co., Class B	8,249	321,793
PepsiCo, Inc.	10,700	1,285,070

		5,565,793

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	1,300	172,237
Grocery Outlet Holding Corp.*	1,880	64,559
Kroger Co. (The)	37,700	1,135,524
Sprouts Farmers Market, Inc.*	2,850	52,981
US Foods Holding Corp.*	10,350	183,299
Walgreens Boots Alliance, Inc.	35,848	1,640,046
Walmart, Inc.	66,882	7,599,133

		10,847,779

Food Products (2.3%)
Archer-Daniels-Midland Co.	26,466	931,074
Beyond Meat, Inc.(x)*	2,250	149,850
Bunge Ltd.	6,511	267,146
Campbell Soup Co.	3,450	159,252
Conagra Brands, Inc.	22,881	671,329
Flowers Foods, Inc.	9,250	189,810
General Mills, Inc.	28,450	1,501,306
Hain Celestial Group, Inc. (The)*	3,850	99,984
Hershey Co. (The)	900	119,250
Hormel Foods Corp.	13,150	613,316
Ingredion, Inc.	3,129	236,240
JM Smucker Co. (The)	5,269	584,859
Kellogg Co.	7,165	429,828
Kraft Heinz Co. (The)	29,600	732,304
Lamb Weston Holdings, Inc.	5,078	289,954
McCormick & Co., Inc. (Non- Voting)	2,100	296,541
Mondelez International, Inc., Class A	67,662	3,388,513
Pilgrim’s Pride Corp.*	1,550	28,086
Post Holdings, Inc.*	1,700	141,049
Seaboard Corp.	14	39,379
TreeHouse Foods, Inc.*	2,100	92,715
Tyson Foods, Inc., Class A	13,624	788,421

		11,750,206

Household Products (3.4%)
Clorox Co. (The)	1,154	199,930
Colgate-Palmolive Co.	40,000	2,654,400
Energizer Holdings, Inc.(x)	2,950	89,238
Kimberly-Clark Corp.	16,255	2,078,527
Procter & Gamble Co. (The)	110,671	12,173,810
Reynolds Consumer Products, Inc.	1,350	39,380
Spectrum Brands Holdings, Inc.	1,958	71,212

		17,306,497

Personal Products (0.1%)
Coty, Inc., Class A	13,646	70,413
Herbalife Nutrition Ltd.*	3,950	115,182
Nu Skin Enterprises, Inc., Class A	2,600	56,810

		242,405

Tobacco (1.4%)
Altria Group, Inc.	45,550	1,761,419
Philip Morris International, Inc.	74,000	5,399,040

		7,160,459

Total Consumer Staples		52,873,139

Energy (5.3%)
Energy Equipment & Services (0.3%)
Apergy Corp.*	3,611	20,763
Baker Hughes Co.	30,899	324,440
Halliburton Co.	41,300	282,905
Helmerich & Payne, Inc.	5,006	78,344
National Oilwell Varco, Inc.	18,249	179,388
Patterson-UTI Energy, Inc.	9,007	21,166
Schlumberger Ltd.	65,816	887,858
Transocean Ltd.(x)*	27,400	31,784

		1,826,648

Oil, Gas & Consumable Fuels (5.0%)
Antero Midstream Corp.(x)	12,000	25,200
Antero Resources Corp.(x)*	12,250	8,733
Apache Corp.	17,858	74,646
Cabot Oil & Gas Corp.	7,050	121,189
Centennial Resource Development, Inc., Class A(x)*	8,950	2,354
Cheniere Energy, Inc.*	4,650	155,775
Chesapeake Energy Corp.(x)*	61,847	10,681
Chevron Corp.	90,757	6,576,252
Cimarex Energy Co.	4,700	79,101
Concho Resources, Inc.	9,370	401,504
ConocoPhillips	52,270	1,609,916
Continental Resources, Inc.(x)	4,050	30,942
Devon Energy Corp.	18,185	125,658
Diamondback Energy, Inc.	5,966	156,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	27,550	$989,596
EQT Corp.	11,983	84,720
Equitrans Midstream Corp.(x)	8,656	43,540
Exxon Mobil Corp.	201,499	7,650,917
Hess Corp.	12,718	423,509
HollyFrontier Corp.	7,000	171,570
Kinder Morgan, Inc.	92,750	1,291,080
Kosmos Energy Ltd.	17,150	15,360
Marathon Oil Corp.	38,048	125,178
Marathon Petroleum Corp.	30,582	722,347
Murphy Oil Corp.(x)	7,087	43,443
Noble Energy, Inc.	22,458	135,646
Occidental Petroleum Corp.(x)	42,543	492,648
ONEOK, Inc.	13,250	288,983
Parsley Energy, Inc., Class A	5,900	33,807
PBF Energy, Inc., Class A	5,600	39,648
Phillips 66	21,335	1,144,623
Pioneer Natural Resources Co.	4,450	312,168
Range Resources Corp.(x)	9,837	22,428
Targa Resources Corp.	10,800	74,628
Valero Energy Corp.	19,436	881,617
Williams Cos., Inc. (The)	57,700	816,455
WPX Energy, Inc.*	19,651	59,936

		25,242,107

Total Energy		27,068,755

Financials (21.2%)
Banks (8.9%)
Associated Banc-Corp.	7,452	95,311
Bank of America Corp.	387,338	8,223,186
Bank of Hawaii Corp.	1,824	100,758
Bank OZK	5,700	95,190
BankUnited, Inc.	4,450	83,215
BOK Financial Corp.	1,446	61,542
CIT Group, Inc.	4,044	69,799
Citigroup, Inc.	103,858	4,374,499
Citizens Financial Group, Inc.	20,600	387,486
Comerica, Inc.	6,355	186,456
Commerce Bancshares, Inc.	4,822	242,788
Cullen/Frost Bankers, Inc.	2,697	150,466
East West Bancorp, Inc.	6,834	175,907
Fifth Third Bancorp	33,688	500,267
First Citizens BancShares, Inc., Class A	400	133,148
First Hawaiian, Inc.	6,200	102,486
First Horizon National Corp.	14,584	117,547
First Republic Bank	6,450	530,706
FNB Corp.	15,350	113,129
Huntington Bancshares, Inc.	48,775	400,443
JPMorgan Chase & Co.	148,427	13,362,883
KeyCorp	46,583	483,066
M&T Bank Corp.	6,259	647,368
PacWest Bancorp	5,550	99,456
People’s United Financial, Inc.	20,860	230,503
Pinnacle Financial Partners, Inc.	3,500	131,390
PNC Financial Services Group, Inc. (The)	20,839	1,994,709
Popular, Inc.	4,482	156,870
Prosperity Bancshares, Inc.	3,800	183,350
Regions Financial Corp.	45,818	410,987
Signature Bank	1,300	104,507
Sterling Bancorp	9,400	98,230
SVB Financial Group*	2,350	355,038
Synovus Financial Corp.	6,091	106,958
TCF Financial Corp.	7,111	161,135
Texas Capital Bancshares, Inc.*	2,300	50,991
Truist Financial Corp.	63,668	1,963,521
Umpqua Holdings Corp.	10,450	113,905
US Bancorp	68,050	2,344,322
Webster Financial Corp.	4,250	97,325
Wells Fargo & Co.	181,345	5,204,602
Western Alliance Bancorp	3,950	120,909
Wintrust Financial Corp.	2,600	85,436
Zions Bancorp NA	7,918	211,886

		44,863,676

Capital Markets (3.7%)
Affiliated Managers Group, Inc.	2,350	138,979
Ameriprise Financial, Inc.	5,160	528,797
Bank of New York Mellon Corp. (The)	38,999	1,313,486
BGC Partners, Inc., Class A	13,950	35,154
BlackRock, Inc.	5,714	2,513,989
Cboe Global Markets, Inc.	4,000	357,000
Charles Schwab Corp. (The)	21,900	736,278
CME Group, Inc.	16,850	2,913,534
E*TRADE Financial Corp.	8,672	297,623
Eaton Vance Corp.	5,150	166,088
Evercore, Inc., Class A	1,150	52,969
Franklin Resources, Inc.(x)	13,100	218,639
Goldman Sachs Group, Inc. (The)	15,177	2,346,212
Interactive Brokers Group, Inc., Class A	2,519	108,745
Intercontinental Exchange, Inc.	15,735	1,270,601
Invesco Ltd.	18,031	163,722
Janus Henderson Group plc	7,450	114,134
Lazard Ltd., Class A	3,000	70,680
Legg Mason, Inc.	4,026	196,670
Morgan Stanley	55,367	1,882,478
Nasdaq, Inc.	5,474	519,756
Northern Trust Corp.	9,231	696,571
Raymond James Financial, Inc.	4,542	287,054
SEI Investments Co.	3,150	145,971
State Street Corp.	17,228	917,736
T. Rowe Price Group, Inc.	7,700	751,905
TD Ameritrade Holding Corp.	1,550	53,723
Virtu Financial, Inc., Class A(x)	1,350	28,107

		18,826,601

Consumer Finance (0.7%)
Ally Financial, Inc.	18,000	259,740
American Express Co.	14,050	1,202,820
Capital One Financial Corp.	22,230	1,120,837
Credit Acceptance Corp.(x)*	100	25,569
Discover Financial Services	9,569	341,326
Navient Corp.	9,189	69,653
OneMain Holdings, Inc.	3,000	57,360
Santander Consumer USA Holdings, Inc.(x)	4,800	66,768
SLM Corp.	19,939	143,361
Synchrony Financial	22,343	359,499

		3,646,933

Diversified Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	93,198	17,039,390
Equitable Holdings, Inc.‡	19,600	283,220
Jefferies Financial Group, Inc.	12,513	171,053
Voya Financial, Inc.	5,900	239,245

		17,732,908

Insurance (4.1%)
Aflac, Inc.	34,480	1,180,595
Alleghany Corp.	630	347,981
Allstate Corp. (The)	15,388	1,411,541
American Financial Group, Inc.	3,441	241,145
American International Group, Inc.	41,406	1,004,096
American National Insurance Co.	382	31,469
Arch Capital Group Ltd.*	15,703	446,907
Arthur J Gallagher & Co.	6,850	558,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	2,861	$297,801
Assured Guaranty Ltd.	4,354	112,290
Athene Holding Ltd., Class A*	4,050	100,521
Axis Capital Holdings Ltd.	3,456	133,574
Brighthouse Financial, Inc.*	5,048	122,010
Brown & Brown, Inc.	10,470	379,223
Chubb Ltd.	21,436	2,394,187
Cincinnati Financial Corp.	7,206	543,693
CNA Financial Corp.	1,310	40,662
Erie Indemnity Co., Class A	400	59,296
Everest Re Group Ltd.	1,362	262,076
Fidelity National Financial, Inc.	12,488	310,701
First American Financial Corp.	5,150	218,412
Globe Life, Inc.	5,012	360,714
Hanover Insurance Group, Inc. (The)	1,859	168,388
Hartford Financial Services Group, Inc. (The)	17,099	602,569
Kemper Corp.	2,400	178,488
Lincoln National Corp.	9,414	247,776
Loews Corp.	12,085	420,921
Markel Corp.*	639	592,922
Marsh & McLennan Cos., Inc.	2,900	250,734
Mercury General Corp.	1,224	49,841
MetLife, Inc.	36,980	1,130,479
Old Republic International Corp.	13,334	203,344
Primerica, Inc.	550	48,664
Principal Financial Group, Inc.	13,084	410,053
Progressive Corp. (The)	18,700	1,380,808
Prudential Financial, Inc.	19,311	1,006,876
Reinsurance Group of America, Inc.	3,003	252,672
RenaissanceRe Holdings Ltd.	1,301	194,265
Travelers Cos., Inc. (The)	10,275	1,020,821
Unum Group	9,739	146,182
White Mountains Insurance Group Ltd.	185	168,350
Willis Towers Watson plc	6,200	1,053,070
WR Berkley Corp.	6,796	354,547

		20,439,008

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	25,650	271,377
Annaly Capital Management, Inc. (REIT)	67,895	344,228
Chimera Investment Corp. (REIT)	8,808	80,153
MFA Financial, Inc. (REIT)	21,250	32,937
New Residential Investment Corp. (REIT)	19,700	98,697
Starwood Property Trust, Inc. (REIT)	12,850	131,713
Two Harbors Investment Corp. (REIT)	12,800	48,768

		1,007,873

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	16,400	104,140
New York Community Bancorp, Inc.	21,445	201,369
TFS Financial Corp.	2,293	35,014

		340,523

Total Financials		106,857,522

Health Care (15.3%)
Biotechnology (1.7%)
Agios Pharmaceuticals, Inc.*	2,500	88,700
Alexion Pharmaceuticals, Inc.*	2,450	219,985
Alkermes plc*	7,350	105,987
Alnylam Pharmaceuticals, Inc.*	800	87,080
Amgen, Inc.	2,350	476,416
Biogen, Inc.*	5,650	1,787,547
Bluebird Bio, Inc.*	2,550	117,198
Exelixis, Inc.*	8,350	143,787
Gilead Sciences, Inc.	52,000	3,887,520
Moderna, Inc.*	979	29,321
Regeneron Pharmaceuticals, Inc.*	3,150	1,538,114
United Therapeutics Corp.*	2,050	194,391

		8,676,046

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	46,526	3,671,367
Baxter International, Inc.	12,123	984,266
Becton Dickinson and Co.	11,700	2,688,309
Cantel Medical Corp.	750	26,925
Cooper Cos., Inc. (The)	2,026	558,507
Danaher Corp.	27,750	3,840,877
Dentsply Sirona, Inc.	10,500	407,715
Envista Holdings Corp.*	2,348	35,079
Hill-Rom Holdings, Inc.	1,555	156,433
Hologic, Inc.*	2,400	84,240
ICU Medical, Inc.*	650	131,150
Integra LifeSciences Holdings Corp.*	3,300	147,411
Medtronic plc	63,853	5,758,264
STERIS plc	3,800	531,886
West Pharmaceutical Services, Inc.	850	129,413
Zimmer Biomet Holdings, Inc.	9,759	986,440

		20,138,282

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	4,050	74,317
Anthem, Inc.	8,576	1,947,095
Cardinal Health, Inc.	13,828	662,914
Centene Corp.*	3,973	236,036
Cigna Corp.	12,163	2,155,040
Covetrus, Inc.*	4,520	36,793
CVS Health Corp.	61,732	3,662,560
DaVita, Inc.*	4,700	357,482
Encompass Health Corp.	2,300	147,269
HCA Healthcare, Inc.	5,100	458,235
Henry Schein, Inc.*	6,050	305,646
Humana, Inc.	3,632	1,140,521
Laboratory Corp. of America Holdings*	4,330	547,269
McKesson Corp.	7,000	946,820
MEDNAX, Inc.*	3,800	44,232
Molina Healthcare, Inc.*	650	90,811
Premier, Inc., Class A*	2,850	93,252
Quest Diagnostics, Inc.	6,360	510,708
Universal Health Services, Inc., Class B	3,700	366,596

		13,783,596

Health Care Technology (0.0%)
Change Healthcare, Inc.(x)*	5,149	51,439

Life Sciences Tools & Services (0.9%)
Adaptive Biotechnologies Corp.(x)*	133	3,695
Agilent Technologies, Inc.	13,300	952,546
Avantor, Inc.*	4,308	53,807
Bio-Rad Laboratories, Inc., Class A*	1,060	371,593
IQVIA Holdings, Inc.*	4,850	523,121
PerkinElmer, Inc.	4,115	309,777
PPD, Inc.*	1,345	23,954
QIAGEN NV*	10,511	437,258
Thermo Fisher Scientific, Inc.	6,045	1,714,362

		4,390,113

Pharmaceuticals (6.0%)
Allergan plc	15,600	2,762,760
Bristol-Myers Squibb Co.	45,900	2,558,466
Catalent, Inc.*	7,250	376,637
Elanco Animal Health, Inc.*	18,807	421,089
Horizon Therapeutics plc*	7,800	231,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jazz Pharmaceuticals plc*	300	$29,922
Johnson & Johnson	107,402	14,083,624
Merck & Co., Inc.	6,272	482,568
Mylan NV*	24,400	363,804
Nektar Therapeutics(x)*	6,700	119,595
Perrigo Co. plc	5,950	286,136
Pfizer, Inc.	264,800	8,643,072

		30,358,709

Total Health Care		77,398,185

Industrials (9.3%)
Aerospace & Defense (1.7%)
Arconic, Inc.	18,243	292,983
BWX Technologies, Inc.	1,150	56,016
Curtiss-Wright Corp.	2,050	189,440
General Dynamics Corp.	11,353	1,502,115
Hexcel Corp.	250	9,297
Huntington Ingalls Industries, Inc.	400	72,884
L3Harris Technologies, Inc.	5,244	944,549
Raytheon Co.	5,050	662,308
Spirit AeroSystems Holdings, Inc., Class A	400	9,572
Teledyne Technologies, Inc.*	1,750	520,223
Textron, Inc.	10,889	290,410
TransDigm Group, Inc.	450	144,086
United Technologies Corp.	38,601	3,641,232

		8,335,115

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,500	99,300
Expeditors International of Washington, Inc.	2,350	156,792
FedEx Corp.	11,500	1,394,490
XPO Logistics, Inc.*	1,750	85,313

		1,735,895

Airlines (0.3%)
Alaska Air Group, Inc.	3,050	86,833
American Airlines Group, Inc.(x)	16,700	203,573
Copa Holdings SA, Class A	1,400	63,406
Delta Air Lines, Inc.	21,800	621,954
JetBlue Airways Corp.*	12,450	111,428
Southwest Airlines Co.	9,100	324,051
United Airlines Holdings, Inc.*	8,550	269,753

		1,680,998

Building Products (0.4%)
Allegion plc	1,100	101,222
AO Smith Corp.	5,350	202,284
Fortune Brands Home & Security, Inc.	4,450	192,462
Johnson Controls International plc	36,932	995,687
Lennox International, Inc.	150	27,268
Masco Corp.	13,450	464,967
Owens Corning	5,068	196,689
Resideo Technologies, Inc.*	5,766	27,907
Trane Technologies plc	681	56,244

		2,264,730

Commercial Services & Supplies (0.3%)
ADT, Inc.	5,200	22,464
Clean Harbors, Inc.*	2,350	120,649
IAA, Inc.*	500	14,980
KAR Auction Services, Inc.	500	6,000
Republic Services, Inc.	9,482	711,719
Stericycle, Inc.*	4,250	206,465
Waste Management, Inc.	4,449	411,799

		1,494,076

Construction & Engineering (0.2%)
AECOM*	7,344	219,218
Fluor Corp.	6,600	45,606
Jacobs Engineering Group, Inc.	6,228	493,694
Quanta Services, Inc.	5,114	162,267
Valmont Industries, Inc.	1,050	111,279

		1,032,064

Electrical Equipment (0.7%)
Acuity Brands, Inc.	1,400	119,924
AMETEK, Inc.	2,250	162,045
Eaton Corp. plc	19,624	1,524,588
Emerson Electric Co.	26,600	1,267,490
GrafTech International Ltd.	2,900	23,548
Hubbell, Inc.	1,190	136,541
nVent Electric plc	7,186	121,228
Regal Beloit Corp.	1,952	122,878
Sensata Technologies Holding plc*	4,200	121,506

		3,599,748

Industrial Conglomerates (1.6%)
3M Co.	6,250	853,187
Carlisle Cos., Inc.	379	47,481
General Electric Co.	411,818	3,269,835
Honeywell International, Inc.	17,550	2,348,015
Roper Technologies, Inc.	4,200	1,309,602

		7,828,120

Machinery (2.2%)
AGCO Corp.	2,871	135,655
Caterpillar, Inc.	23,550	2,732,742
Colfax Corp.*	4,350	86,130
Crane Co.	2,291	112,671
Cummins, Inc.	7,100	960,772
Deere & Co.	12,154	1,679,197
Dover Corp.	3,823	320,903
Flowserve Corp.	4,800	114,672
Fortive Corp.	10,822	597,266
Gates Industrial Corp. plc*	2,100	15,498
IDEX Corp.	1,810	249,979
Ingersoll Rand, Inc.*	6,850	169,880
ITT, Inc.	4,100	185,976
Lincoln Electric Holdings, Inc.(x)	150	10,350
Nordson Corp.	250	33,768
Oshkosh Corp.	3,250	209,073
PACCAR, Inc.	16,100	984,193
Parker-Hannifin Corp.	6,066	786,942
Pentair plc	7,886	234,687
Snap-on, Inc.	2,550	277,491
Stanley Black & Decker, Inc.	7,218	721,800
Timken Co. (The)	3,116	100,771
Trinity Industries, Inc.	4,706	75,625
WABCO Holdings, Inc.*	400	54,020
Westinghouse Air Brake Technologies Corp.	6,104	293,786
Woodward, Inc.	500	29,720

		11,173,567

Marine (0.0%)
Kirby Corp.*	2,750	119,543

Professional Services (0.2%)
Equifax, Inc.	900	107,505
IHS Markit Ltd.	6,950	417,000
ManpowerGroup, Inc.	2,767	146,624
Nielsen Holdings plc	14,730	184,714

		855,843

Road & Rail (1.2%)
AMERCO	450	130,747
CSX Corp.	22,650	1,297,845
JB Hunt Transport Services, Inc.	2,800	258,244
Kansas City Southern	4,750	604,105
Knight-Swift Transportation Holdings, Inc.	5,800	190,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	200	$19,172
Lyft, Inc., Class A*	8,025	215,471
Norfolk Southern Corp.	10,801	1,576,946
Old Dominion Freight Line, Inc.	2,775	364,247
Ryder System, Inc.	2,459	65,016
Schneider National, Inc., Class B	2,550	49,317
Uber Technologies, Inc.*	40,123	1,120,234

		5,891,584

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,600	101,844
Fastenal Co.	2,500	78,125
HD Supply Holdings, Inc.*	7,800	221,754
MSC Industrial Direct Co., Inc., Class A	2,100	115,437
United Rentals, Inc.*	1,000	102,900
Univar Solutions, Inc.*	7,950	85,224
Watsco, Inc.	1,550	244,946
WESCO International, Inc.*	1,942	44,375

		994,605

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,400	85,850

Total Industrials		47,091,738

Information Technology (6.8%)
Communications Equipment (0.2%)
Ciena Corp.*	7,300	290,613
CommScope Holding Co., Inc.*	9,050	82,446
EchoStar Corp., Class A*	2,259	72,220
F5 Networks, Inc.*	200	21,326
Juniper Networks, Inc.	15,700	300,498
Motorola Solutions, Inc.	2,100	279,132
ViaSat, Inc.*	2,650	95,188

		1,141,423

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	3,745	194,253
Avnet, Inc.	4,658	116,916
Coherent, Inc.*	1,150	122,372
Corning, Inc.	24,517	503,579
Dolby Laboratories, Inc., Class A	2,600	140,946
FLIR Systems, Inc.	5,800	184,962
IPG Photonics Corp.*	1,600	176,448
Jabil, Inc.	5,518	135,632
Littelfuse, Inc.	1,150	153,433
National Instruments Corp.	5,800	191,864
SYNNEX Corp.	2,000	146,200
Trimble, Inc.*	9,900	315,117

		2,381,722

IT Services (1.3%)
Akamai Technologies, Inc.*	650	59,468
Alliance Data Systems Corp.	1,700	57,205
Amdocs Ltd.	6,371	350,214
CACI International, Inc., Class A*	1,200	253,380
Cognizant Technology Solutions Corp., Class A	24,150	1,122,250
CoreLogic, Inc.	3,535	107,959
DXC Technology Co.	12,100	157,905
Fidelity National Information Services, Inc.	11,313	1,376,113
International Business Machines Corp.	16,700	1,852,531
Jack Henry & Associates, Inc.	450	69,858
Leidos Holdings, Inc.	6,350	581,978
Sabre Corp.	10,700	63,451
VeriSign, Inc.*	1,600	288,144
Western Union Co. (The)	15,450	280,109

		6,620,565

Semiconductors & Semiconductor Equipment (4.0%)
Analog Devices, Inc.	15,100	1,353,715
Applied Materials, Inc.	20,350	932,437
Cree, Inc.*	4,650	164,889
Cypress Semiconductor Corp.	17,500	408,100
First Solar, Inc.*	3,850	138,831
Intel Corp.	207,211	11,214,259
Lam Research Corp.	900	216,000
Marvell Technology Group Ltd.	31,500	712,845
Maxim Integrated Products, Inc.	8,050	391,310
Microchip Technology, Inc.(x)	7,950	539,010
Micron Technology, Inc.*	52,579	2,211,473
MKS Instruments, Inc.	2,600	211,770
ON Semiconductor Corp.*	19,300	240,092
Qorvo, Inc.*	5,500	443,465
Skyworks Solutions, Inc.	7,700	688,226

		19,866,422

Software (0.3%)
2U, Inc.*	1,650	35,013
Autodesk, Inc.*	2,450	382,445
Bill.Com Holdings, Inc.*	94	3,215
Cerence, Inc.*	1,643	25,302
Ceridian HCM Holding, Inc.*	850	42,559
Citrix Systems, Inc.	650	92,007
Dynatrace, Inc.*	727	17,332
LogMeIn, Inc.	2,250	187,380
Medallia, Inc.*	140	2,806
NortonLifeLock, Inc.	27,500	514,525
Nuance Communications, Inc.*	13,550	227,369
SolarWinds Corp.*	1,434	22,471
SS&C Technologies Holdings, Inc.	. 1,000	43,820

		1,596,244

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,897	75,026
Hewlett Packard Enterprise Co.	62,100	602,991
HP, Inc.	66,850	1,160,516
Western Digital Corp.	14,069	585,552
Xerox Holdings Corp.	8,425	159,570

		2,583,655

Total Information Technology		34,190,031

Materials (4.1%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	9,000	1,796,490
Albemarle Corp.(x)	5,025	283,259
Ashland Global Holdings, Inc.	2,867	143,551
Axalta Coating Systems Ltd.*	6,750	116,572
Cabot Corp.	2,635	68,826
Celanese Corp.	5,700	418,323
CF Industries Holdings, Inc.	9,250	251,600
Chemours Co. (The)(x)	7,750	68,742
Corteva, Inc.	35,670	838,245
Dow, Inc.	35,570	1,040,067
DuPont de Nemours, Inc.	35,219	1,200,968
Eastman Chemical Co.	6,450	300,441
Element Solutions, Inc.*	6,400	53,504
FMC Corp.	6,100	498,309
Huntsman Corp.	10,201	147,200
International Flavors & Fragrances, Inc.(x)	5,050	515,504
Linde plc	25,550	4,420,150
LyondellBasell Industries NV, Class A	12,650	627,820
Mosaic Co. (The)	16,400	177,448
NewMarket Corp.	22	8,423
Olin Corp.	7,500	87,525
PPG Industries, Inc.	7,550	631,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	5,050	$300,475
Valvoline, Inc.	8,930	116,894
Westlake Chemical Corp.	1,586	60,538

		14,172,054

Construction Materials (0.1%)
Eagle Materials, Inc.	350	20,447
Martin Marietta Materials, Inc.	2,100	397,383
Vulcan Materials Co.	532	57,493

		475,323

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,799	179,072
Ardagh Group SA	850	10,081
Avery Dennison Corp.	250	25,468
Berry Global Group, Inc.*	3,800	128,098
Crown Holdings, Inc.*	2,550	148,002
Graphic Packaging Holding Co.	13,700	167,140
International Paper Co.	18,575	578,240
O-I Glass, Inc.	7,300	51,903
Packaging Corp. of America	4,500	390,735
Sealed Air Corp.	6,800	168,028
Silgan Holdings, Inc.	3,600	104,472
Sonoco Products Co.	4,682	217,011
Westrock Co.	12,039	340,222

		2,508,472

Metals & Mining (0.7%)
Alcoa Corp.*	8,731	53,783
Freeport-McMoRan, Inc.	68,800	464,400
Newmont Corp.	38,816	1,757,589
Nucor Corp.	14,470	521,209
Reliance Steel & Aluminum Co.	3,109	272,317
Royal Gold, Inc.	2,150	188,577
Southern Copper Corp.	1,050	29,568
Steel Dynamics, Inc.	9,701	218,661
United States Steel Corp.(x)	8,024	50,631

		3,556,735

Paper & Forest Products (0.0%)
Domtar Corp.	2,696	58,341

Total Materials		20,770,925

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	5,392	739,028
American Campus Communities, Inc. (REIT)	6,450	178,987
American Homes 4 Rent (REIT), Class A	6,950	161,240
Apartment Investment & Management Co. (REIT), Class A	6,967	244,890
Apple Hospitality REIT, Inc. (REIT)	9,950	91,241
AvalonBay Communities, Inc. (REIT)	6,607	972,352
Boston Properties, Inc. (REIT)	7,329	675,954
Brandywine Realty Trust (REIT)	8,253	86,822
Brixmor Property Group, Inc. (REIT)	14,050	133,475
Camden Property Trust (REIT)	4,388	347,705
Colony Capital, Inc. (REIT)	21,393	37,438
Columbia Property Trust, Inc. (REIT)	5,450	68,125
CoreSite Realty Corp. (REIT)	400	46,360
Corporate Office Properties Trust (REIT)	5,267	116,559
Cousins Properties, Inc. (REIT)	6,900	201,963
CubeSmart LP (REIT)	9,100	243,789
CyrusOne, Inc. (REIT)	5,250	324,187
Digital Realty Trust, Inc. (REIT)	12,556	1,744,154
Douglas Emmett, Inc. (REIT)	7,799	237,947
Duke Realty Corp. (REIT)	17,452	565,096
Empire State Realty Trust, Inc. (REIT), Class A	7,100	63,616
EPR Properties (REIT)	3,600	87,192
Equity Commonwealth (REIT)	5,667	179,701
Equity Residential (REIT)	17,409	1,074,309
Essex Property Trust, Inc. (REIT)	3,180	700,363
Extra Space Storage, Inc. (REIT)	1,150	110,124
Federal Realty Investment Trust (REIT)	3,500	261,135
Gaming and Leisure Properties, Inc. (REIT)	9,600	266,016
Healthcare Trust of America, Inc. (REIT), Class A	9,750	236,730
Healthpeak Properties, Inc. (REIT)	23,291	555,490
Highwoods Properties, Inc. (REIT)	4,800	170,016
Host Hotels & Resorts, Inc. (REIT)	33,690	371,938
Hudson Pacific Properties, Inc. (REIT)	7,200	182,592
Invitation Homes, Inc. (REIT)	25,400	542,798
Iron Mountain, Inc. (REIT)	11,950	284,410
JBG SMITH Properties (REIT)	5,728	182,322
Kilroy Realty Corp. (REIT)	4,950	315,315
Kimco Realty Corp. (REIT)	19,083	184,533
Life Storage, Inc. (REIT)	2,250	212,738
Macerich Co. (The) (REIT)(x)	6,670	37,552
Medical Properties Trust, Inc. (REIT)	24,300	420,147
Mid-America Apartment Communities, Inc. (REIT)	5,359	552,138
National Retail Properties, Inc. (REIT)	8,050	259,130
Omega Healthcare Investors, Inc. (REIT)	10,250	272,035
Outfront Media, Inc. (REIT)	5,631	75,906
Paramount Group, Inc. (REIT)	9,250	81,400
Park Hotels & Resorts, Inc. (REIT)	11,257	89,043
Prologis, Inc. (REIT)	34,869	2,802,422
Public Storage (REIT)	1,750	347,567
Rayonier, Inc. (REIT)	6,100	143,655
Realty Income Corp. (REIT)	15,426	769,140
Regency Centers Corp. (REIT)	7,875	302,636
Retail Properties of America, Inc. (REIT), Class A	10,100	52,217
Service Properties Trust (REIT)	7,691	41,531
Simon Property Group, Inc. (REIT)	1,600	87,776
SITE Centers Corp. (REIT)	7,106	37,022
SL Green Realty Corp. (REIT)	3,720	160,332
Spirit Realty Capital, Inc. (REIT)	4,630	121,075
STORE Capital Corp. (REIT)	10,150	183,918
Sun Communities, Inc. (REIT)	3,300	412,005
Taubman Centers, Inc. (REIT)	2,700	113,076
UDR, Inc. (REIT)	13,012	475,458
Ventas, Inc. (REIT)	17,636	472,645
VEREIT, Inc. (REIT)	50,700	247,923
VICI Properties, Inc. (REIT)(x)	21,850	363,584
Vornado Realty Trust (REIT)	8,206	297,139
Weingarten Realty Investors (REIT)	5,702	82,280
Welltower, Inc. (REIT)	19,220	879,892
Weyerhaeuser Co. (REIT)	35,321	598,691
WP Carey, Inc. (REIT)	8,111	471,087

		24,449,072

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	9,950	375,215
Howard Hughes Corp. (The)*	1,247	62,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.	2,200	$222,156

		660,369

Total Real Estate		25,109,441

Utilities (7.6%)
Electric Utilities (4.7%)
Alliant Energy Corp.	11,386	549,830
American Electric Power Co., Inc.	23,504	1,879,850
Avangrid, Inc.	2,600	113,828
Duke Energy Corp.	34,693	2,805,970
Edison International	16,626	910,939
Entergy Corp.	9,419	885,103
Evergy, Inc.	10,818	595,531
Eversource Energy	15,367	1,201,853
Exelon Corp.	46,103	1,697,051
FirstEnergy Corp.	25,663	1,028,316
Hawaiian Electric Industries, Inc.	5,104	219,727
IDACORP, Inc.	2,400	210,696
NextEra Energy, Inc.	23,284	5,602,596
NRG Energy, Inc.	11,894	324,231
OGE Energy Corp.	9,484	291,443
PG&E Corp.*	25,159	226,179
Pinnacle West Capital Corp.	5,301	401,763
PPL Corp.	34,374	848,350
Southern Co. (The)	49,496	2,679,714
Xcel Energy, Inc.	24,969	1,505,631

		23,978,601

Gas Utilities (0.2%)
Atmos Energy Corp.	5,577	553,406
National Fuel Gas Co.(x)	3,794	141,478
UGI Corp.	9,837	262,353

		957,237

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	31,486	428,209
Vistra Energy Corp.	20,100	320,796

		749,005

Multi-Utilities (2.3%)
Ameren Corp.	11,675	850,290
CenterPoint Energy, Inc.	23,832	368,205
CMS Energy Corp.	13,420	788,425
Consolidated Edison, Inc.	15,877	1,238,406
Dominion Energy, Inc.	39,099	2,822,557
DTE Energy Co.	8,801	835,831
MDU Resources Group, Inc.	9,446	203,089
NiSource, Inc.	17,622	440,021
Public Service Enterprise Group, Inc.	23,958	1,075,954
Sempra Energy	13,409	1,515,083
WEC Energy Group, Inc.	14,986	1,320,716

		11,458,577

Water Utilities (0.3%)
American Water Works Co., Inc.	8,583	1,026,183
Essential Utilities, Inc.	10,171	413,960

		1,440,143

Total Utilities		38,583,563

Total Common Stocks (98.7%) (Cost $485,883,204)		498,601,311

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,264,233, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35- 2/15/43; total market value $1,289,518.(xx)	1,264,233	1,264,233

Total Repurchase Agreements		1,364,233

Total Short-Term Investments (0.3%) (Cost $1,364,233)		1,364,233

Total Investments in Securities (99.0%) (Cost $487,247,437)		499,965,544
Other Assets Less Liabilities (1.0%)		5,019,060

Net Assets (100%)		$504,984,604

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,835,427. This was collateralized by $2,483,413 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $1,364,233 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	19,600	490,644	—	(3,596)	(460)	(203,368)	283,220	2,955	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	23	6/2020	USD	2,955,155	(16,016)
S&P Midcap 400 E-Mini Index	15	6/2020	USD	2,156,700	79,503

					63,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,918,446	$—	$—	$42,918,446
Consumer Discretionary	25,739,566	—	—	25,739,566
Consumer Staples	52,873,139	—	—	52,873,139
Energy	27,068,755	—	—	27,068,755
Financials	106,857,522	—	—	106,857,522
Health Care	77,398,185	—	—	77,398,185
Industrials	47,091,738	—	—	47,091,738
Information Technology	34,190,031	—	—	34,190,031
Materials	20,770,925	—	—	20,770,925
Real Estate	25,109,441	—	—	25,109,441
Utilities	38,583,563	—	—	38,583,563
Futures	79,503	—	—	79,503
Short-Term Investments
Repurchase Agreements	—	1,364,233	—	1,364,233

Total Assets	$498,680,814	$1,364,233	$—	$500,045,047

Liabilities:
Futures	$(16,016)	$—	$—	$(16,016)

Total Liabilities	$(16,016)	$—	$—	$(16,016)

Total	$498,664,798	$1,364,233	$—	$500,029,031

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,694,695
Aggregate gross unrealized depreciation	(104,050,455)

Net unrealized appreciation	$10,644,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$489,384,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.#	1,300,969	$37,923,246
CenturyLink, Inc.	189,338	1,791,138
GCI Liberty, Inc., Class A*	17,050	971,339
Verizon Communications, Inc.	1,095,092	58,839,293

		99,525,016

Entertainment (1.1%)
Activision Blizzard, Inc.*	124,700	7,417,156
Cinemark Holdings, Inc.	18,550	189,024
Electronic Arts, Inc.*	4,900	490,833
Liberty Media Corp.-Liberty Formula One, Class A*	4,300	111,026
Liberty Media Corp.-Liberty Formula One, Class C*	34,250	932,627
Lions Gate Entertainment Corp., Class A(x)*	8,650	52,592
Lions Gate Entertainment Corp., Class B*	19,650	109,647
Madison Square Garden Co. (The), Class A*	2,950	623,660
Take-Two Interactive Software, Inc.*	10,450	1,239,475
Walt Disney Co. (The)	304,102	29,376,253
Zynga, Inc., Class A*	116,489	797,950

		41,340,243

Interactive Media & Services (0.7%)
Alphabet, Inc., Class A*	3,030	3,520,708
Alphabet, Inc., Class C*	7,637	8,880,380
Facebook, Inc., Class A*	55,334	9,229,711
IAC/InterActiveCorp*	5,450	976,804
TripAdvisor, Inc.	1,750	30,433
Zillow Group, Inc., Class A*	9,700	329,509
Zillow Group, Inc., Class C(x)*	21,750	783,435

		23,750,980

Media (1.9%)
Altice USA, Inc., Class A*	35,896	800,122
Charter Communications, Inc., Class A*	18,101	7,897,647
Comcast Corp., Class A	1,227,268	42,193,474
Discovery, Inc., Class A(x)*	27,050	525,852
Discovery, Inc., Class C*	58,637	1,028,493
DISH Network Corp., Class A*	43,766	874,882
Fox Corp., Class A	55,089	1,301,753
Fox Corp., Class B	25,549	584,561
Interpublic Group of Cos., Inc. (The)	239,522	3,877,861
John Wiley & Sons, Inc., Class A	7,562	283,500
Liberty Broadband Corp., Class A*	4,264	456,248
Liberty Broadband Corp., Class C*	18,328	2,029,276
Liberty Media Corp.-Liberty SiriusXM, Class A*	14,656	464,449
Liberty Media Corp.-Liberty SiriusXM, Class C*	26,812	847,795
New York Times Co. (The), Class A	22,800	700,188
News Corp., Class A	66,732	598,920
News Corp., Class B	21,050	189,239
Nexstar Media Group, Inc., Class A	1,750	101,028
Omnicom Group, Inc.	17,500	960,750
Sinclair Broadcast Group, Inc., Class A	550	8,844
ViacomCBS, Inc.	42,344	593,239
ViacomCBS, Inc., Class A	413	7,364

		66,325,485

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	98,431	848,475
Telephone & Data Systems, Inc.	262,526	4,399,936
T-Mobile US, Inc.*	26,020	2,183,078
United States Cellular Corp.*	2,553	74,777

		7,506,266

Total Communication Services		238,447,990

Consumer Discretionary (4.3%)
Auto Components (0.3%)
Aptiv plc	83,482	4,110,654
BorgWarner, Inc.	35,850	873,665
Gentex Corp.	43,952	973,976
Goodyear Tire & Rubber Co. (The)	40,300	234,546
Lear Corp.	28,544	2,319,200
Magna International, Inc.	112,535	3,592,117

		12,104,158

Automobiles (0.4%)
Ford Motor Co.	680,620	3,287,395
General Motors Co.	416,265	8,649,987
Harley-Davidson, Inc.	26,650	504,484
Thor Industries, Inc.(x)	9,150	385,947

		12,827,813

Distributors (0.1%)
Genuine Parts Co.	24,462	1,647,026
LKQ Corp.*	45,800	939,358

		2,586,384

Diversified Consumer Services (0.1%)
frontdoor, Inc.*	14,650	509,527
Graham Holdings Co., Class B	776	264,748
Grand Canyon Education, Inc.*	7,500	572,137
H&R Block, Inc.	29,550	416,064
Service Corp. International	19,650	768,512
ServiceMaster Global Holdings, Inc.*	19,950	538,650

		3,069,638

Hotels, Restaurants & Leisure (0.9%)
Aramark	42,530	849,324
Caesars Entertainment Corp.*	100,000	676,000
Carnival Corp.(x)	69,162	910,864
Choice Hotels International, Inc.	3,350	205,187
Dunkin’ Brands Group, Inc.	900	47,790
Extended Stay America, Inc.	31,650	231,361
Hilton Grand Vacations, Inc.*	12,800	201,856
Hyatt Hotels Corp., Class A(x)	6,242	298,992
International Game Technology plc(x)	17,050	101,448
Las Vegas Sands Corp.	30,850	1,310,199
Marriott International, Inc., Class A	17,685	1,323,015
McDonald’s Corp.	110,100	18,205,035
MGM Resorts International	79,312	935,882
Norwegian Cruise Line Holdings Ltd.*	29,382	322,027
Papa John’s International, Inc.(x)	13,700	731,169
Royal Caribbean Cruises Ltd.	29,886	961,433
Six Flags Entertainment Corp.	12,450	156,123
Starbucks Corp.	16,061	1,055,850
Vail Resorts, Inc.	800	118,168
Wyndham Destinations, Inc.	15,500	336,350
Wyndham Hotels & Resorts, Inc.	11,450	360,789
Wynn Resorts Ltd.	2,950	177,561
Yum China Holdings, Inc.	12,150	517,954
Yum! Brands, Inc.	5,850	400,900

		30,435,277

Household Durables (0.4%)
DR Horton, Inc.	58,315	1,982,710
Garmin Ltd.	25,262	1,893,639
Leggett & Platt, Inc.	22,700	605,636
Lennar Corp., Class A	28,058	1,071,816
Lennar Corp., Class B	1,562	45,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	10,287	$784,281
Newell Brands, Inc.	182,950	2,429,576
PulteGroup, Inc.	116,468	2,599,566
Sony Corp. (ADR)	50,172	2,969,179
Toll Brothers, Inc.	50,972	981,211
Whirlpool Corp.	10,822	928,527

		16,291,314

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	4,402	8,582,667
Booking Holdings, Inc.*	764	1,027,824
eBay, Inc.	69,043	2,075,433
Expedia Group, Inc.	20,826	1,171,879
Qurate Retail, Inc., Class A*	66,511	406,050

		13,263,853

Leisure Products (0.0%)
Brunswick Corp.	14,050	496,949
Mattel, Inc.(x)*	18,500	162,985
Polaris, Inc.	1,000	48,150

		708,084

Multiline Retail (0.5%)
Dollar General Corp.	2,750	415,278
Dollar Tree, Inc.*	98,592	7,243,554
Kohl’s Corp.	27,536	401,750
Macy’s, Inc.	53,636	263,353
Target Corp.	106,923	9,940,631

		18,264,566

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	8,750	816,550
AutoNation, Inc.*	31,497	883,806
AutoZone, Inc.*	3,518	2,976,228
Best Buy Co., Inc.	31,111	1,773,327
CarMax, Inc.*	15,050	810,142
Dick’s Sporting Goods, Inc.	11,000	233,860
Foot Locker, Inc.	18,405	405,830
Gap, Inc. (The)	154,049	1,084,505
Home Depot, Inc. (The)	93,569	17,470,268
L Brands, Inc.	33,300	384,948
Lowe’s Cos., Inc.	39,326	3,384,002
O’Reilly Automotive, Inc.*	3,712	1,117,498
Penske Automotive Group, Inc.	5,800	162,400
Signet Jewelers Ltd.	47,163	304,201
Tiffany & Co.	21,000	2,719,500
Urban Outfitters, Inc.*	11,900	169,456
Williams-Sonoma, Inc.	17,529	745,333

		35,441,854

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,450	155,916
Carter’s, Inc.	4,150	272,779
Columbia Sportswear Co.	1,800	125,586
Gildan Activewear, Inc.	149,579	1,908,628
Hanesbrands, Inc.(x)	94,845	746,430
PVH Corp.	12,782	481,114
Ralph Lauren Corp.	8,550	571,397
Skechers U.S.A., Inc., Class A*	39,373	934,715
Tapestry, Inc.	48,000	621,600
Under Armour, Inc., Class A*	11,100	102,231
Under Armour, Inc., Class C*	11,500	92,690

		6,013,086

Total Consumer Discretionary		151,006,027

Consumer Staples (7.8%)
Beverages (1.1%)
Brown-Forman Corp., Class A	500	25,690
Brown-Forman Corp., Class B	1,950	108,244
Coca-Cola Co. (The)	212,250	9,392,062
Constellation Brands, Inc., Class A	27,650	3,963,904
Diageo plc	167,251	5,356,828
Keurig Dr Pepper, Inc.(x)	35,450	860,371
Molson Coors Beverage Co., Class B	111,372	4,344,622
PepsiCo, Inc.	122,645	14,729,665

		38,781,386

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	4,750	629,327
Grocery Outlet Holding Corp.*	4,633	159,097
Kroger Co. (The)	235,973	7,107,507
Sprouts Farmers Market, Inc.*	10,700	198,913
US Foods Holding Corp.*	72,624	1,286,171
Walgreens Boots Alliance, Inc.	182,937	8,369,368
Walmart, Inc.#	283,598	32,222,405

		49,972,788

Food Products (1.9%)
Archer-Daniels-Midland Co.	149,890	5,273,130
Beyond Meat, Inc.(x)*	8,250	549,450
Bunge Ltd.	23,914	981,191
Campbell Soup Co.	66,585	3,073,564
Conagra Brands, Inc.	187,687	5,506,737
Danone SA	23,513	1,516,463
Flowers Foods, Inc.	33,850	694,602
General Mills, Inc.	104,250	5,501,272
Hain Celestial Group, Inc. (The)*	14,350	372,669
Hershey Co. (The)	3,250	430,625
Hormel Foods Corp.	48,250	2,250,380
Ingredion, Inc.	11,606	876,253
JM Smucker Co. (The)	33,323	3,698,853
Kellogg Co.	148,997	8,938,330
Kraft Heinz Co. (The)	108,550	2,685,527
Lamb Weston Holdings, Inc.	18,806	1,073,823
McCormick & Co., Inc. (Non-Voting)	7,550	1,066,135
Mondelez International, Inc., Class A	247,452	12,392,396
Nestle SA (Registered)	68,525	7,062,750
Pilgrim’s Pride Corp.*	5,900	106,908
Post Holdings, Inc.*	6,200	514,414
Seaboard Corp.	50	140,640
TreeHouse Foods, Inc.*	7,950	350,993
Tyson Foods, Inc., Class A	50,056	2,896,741

		67,953,846

Household Products (2.0%)
Clorox Co. (The)	4,077	706,340
Colgate-Palmolive Co.	158,229	10,500,077
Energizer Holdings, Inc.(x)	10,900	329,725
Kimberly-Clark Corp.	70,278	8,986,448
Procter & Gamble Co. (The)#	428,203	47,102,330
Reckitt Benckiser Group plc	23,234	1,783,155
Reynolds Consumer Products, Inc.	6,802	198,414
Spectrum Brands Holdings, Inc.	7,216	262,446

		69,868,935

Personal Products (0.2%)
Coty, Inc., Class A	197,283	1,017,980
Herbalife Nutrition Ltd.*	14,604	425,853
Nu Skin Enterprises, Inc., Class A	9,500	207,575
Unilever NV (NYRS)	79,380	3,872,950

		5,524,358

Tobacco (1.2%)
Altria Group, Inc.	291,500	11,272,305
British American Tobacco plc (ADR)(x)	53,860	1,841,474
Philip Morris International, Inc.	392,243	28,618,049

		41,731,828

Total Consumer Staples		273,833,141

Energy (4.0%)
Energy Equipment & Services (0.2%)
Apergy Corp.*	13,369	76,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Baker Hughes Co.	113,091	$1,187,455
Dril-Quip, Inc.*	11,028	336,354
Halliburton Co.	151,400	1,037,090
Helmerich & Payne, Inc.	18,483	289,259
National Oilwell Varco, Inc.	67,055	659,150
Patterson-UTI Energy, Inc.	33,199	78,018
Schlumberger Ltd.	241,077	3,252,129
Transocean Ltd.(x)*	100,500	116,580

		7,032,907

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.(x)	44,000	92,400
Antero Resources Corp.(x)*	45,100	32,152
Apache Corp.	65,276	272,854
BP plc (ADR)	172,744	4,213,226
Cabot Oil & Gas Corp.	25,950	446,080
Centennial Resource Development, Inc., Class A(x)*	33,100	8,705
Cheniere Energy, Inc.*	17,000	569,500
Chesapeake Energy Corp.(x)*	226,483	39,114
Chevron Corp.	381,225	27,623,563
Cimarex Energy Co.	17,322	291,529
Concho Resources, Inc.	34,534	1,479,782
ConocoPhillips	478,180	14,727,944
Continental Resources, Inc.(x)	14,800	113,072
Devon Energy Corp.	66,491	459,453
Diamondback Energy, Inc.	22,086	578,653
EOG Resources, Inc.	185,989	6,680,725
EQT Corp.	44,152	312,155
Equitrans Midstream Corp.(x)	31,721	159,557
Exxon Mobil Corp.#	737,214	27,992,016
Hess Corp.	46,705	1,555,277
HollyFrontier Corp.	55,853	1,368,957
Kinder Morgan, Inc.	339,518	4,726,091
Kosmos Energy Ltd.	62,800	56,244
Marathon Oil Corp.	326,963	1,075,708
Marathon Petroleum Corp.	338,805	8,002,574
Murphy Oil Corp.(x)	25,872	158,595
Noble Energy, Inc.	82,344	497,358
Occidental Petroleum Corp.(x)	155,794	1,804,095
ONEOK, Inc.	48,650	1,061,057
Parsley Energy, Inc., Class A	20,400	116,892
PBF Energy, Inc., Class A	20,668	146,329
Phillips 66	78,119	4,191,084
Pioneer Natural Resources Co.	83,993	5,892,109
Range Resources Corp.(x)	36,037	82,164
Suncor Energy, Inc. (Quotrix Stock Exchange)	66,468	1,050,194
Suncor Energy, Inc. (Toronto Stock Exchange)	125,159	1,997,492
Targa Resources Corp.	39,750	274,673
Valero Energy Corp.	103,565	4,697,708
Williams Cos., Inc. (The)	596,658	8,442,711
WPX Energy, Inc.*	71,903	219,304

		133,509,096

Total Energy		140,542,003

Financials (16.3%)
Banks (7.1%)
Associated Banc-Corp.	27,284	348,962
Bank of America Corp.	1,723,001	36,579,311
Bank of Hawaii Corp.	6,928	382,703
Bank OZK	21,078	352,003
BankUnited, Inc.	16,258	304,025
BOK Financial Corp.	5,644	240,209
CIT Group, Inc.	15,058	259,901
Citigroup, Inc.	847,405	35,692,699
Citizens Financial Group, Inc.	75,512	1,420,381
Comerica, Inc.	23,451	688,052
Commerce Bancshares, Inc.	17,574	884,851
Cullen/Frost Bankers, Inc.	9,817	547,690
East West Bancorp, Inc.	25,179	648,107
Fifth Third Bancorp	123,224	1,829,876
First Citizens BancShares, Inc., Class A	1,250	416,087
First Hawaiian, Inc.	22,788	376,686
First Horizon National Corp.	53,442	430,743
First Republic Bank	23,663	1,946,992
FNB Corp.	56,250	414,562
Huntington Bancshares, Inc.	178,651	1,466,725
JPMorgan Chase & Co.	863,574	77,747,567
KeyCorp	170,434	1,767,401
M&T Bank Corp.	22,921	2,370,719
PacWest Bancorp	20,400	365,568
People’s United Financial, Inc.	76,498	845,303
Pinnacle Financial Partners, Inc.	12,950	486,143
PNC Financial Services Group, Inc. (The)	117,520	11,249,014
Popular, Inc.	16,540	578,900
Prosperity Bancshares, Inc.	14,050	677,913
Regions Financial Corp.	167,692	1,504,197
Signature Bank	4,667	375,180
Sterling Bancorp	34,550	361,048
SVB Financial Group*	8,350	1,261,518
Synovus Financial Corp.	22,470	394,573
TCF Financial Corp.	26,278	595,459
Texas Capital Bancshares, Inc.*	8,650	191,771
Truist Financial Corp.	350,080	10,796,467
Umpqua Holdings Corp.	38,250	416,925
US Bancorp	411,664	14,181,825
Webster Financial Corp.	15,800	361,820
Wells Fargo & Co.	1,264,073	36,278,895
Western Alliance Bancorp	14,750	451,498
Wintrust Financial Corp.	9,750	320,385
Zions Bancorp NA	62,523	1,673,115

		250,483,769

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	8,500	502,690
Ameriprise Financial, Inc.	19,013	1,948,452
Bank of New York Mellon Corp. (The)	168,931	5,689,596
BGC Partners, Inc., Class A	51,050	128,646
BlackRock, Inc.	29,540	12,996,714
Cboe Global Markets, Inc.	14,500	1,294,125
Charles Schwab Corp. (The)	80,200	2,696,324
CME Group, Inc.	61,658	10,661,285
E*TRADE Financial Corp.	178,610	6,129,895
Eaton Vance Corp.	19,100	615,975
Evercore, Inc., Class A	4,350	200,361
Franklin Resources, Inc.(x)	48,000	801,120
Goldman Sachs Group, Inc. (The)	100,022	15,462,401
Interactive Brokers Group, Inc., Class A	9,444	407,697
Intercontinental Exchange, Inc.	57,565	4,648,374
Invesco Ltd.	66,157	600,706
Janus Henderson Group plc	27,250	417,470
Lazard Ltd., Class A	11,050	260,338
Legg Mason, Inc.	42,790	2,090,291
Moody’s Corp.	11,700	2,474,550
Morgan Stanley	313,981	10,675,354
Nasdaq, Inc.	68,652	6,518,507
Northern Trust Corp.	33,854	2,554,623
Raymond James Financial, Inc.	16,530	1,044,696
SEI Investments Co.	11,550	535,227
State Street Corp.	102,450	5,457,512
T. Rowe Price Group, Inc.	46,463	4,537,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
TD Ameritrade Holding Corp.	5,950	$206,227
Virtu Financial, Inc., Class A(x)	5,000	104,100

		101,660,368

Consumer Finance (0.7%)
Ally Financial, Inc.	130,022	1,876,217
American Express Co.	85,693	7,336,178
Capital One Financial Corp.	186,098	9,383,061
Credit Acceptance Corp.(x)*	250	63,923
Discover Financial Services	60,743	2,166,703
Navient Corp.	33,693	255,393
OneMain Holdings, Inc.	11,300	216,056
Santander Consumer USA Holdings, Inc.(x)	17,795	247,528
SLM Corp.	73,193	526,258
Synchrony Financial	164,503	2,646,853

		24,718,170

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B#*	340,721	62,294,020
Equitable Holdings, Inc.‡	72,050	1,041,123
Jefferies Financial Group, Inc.	45,955	628,205
Voya Financial, Inc.	21,711	880,381

		64,843,729

Insurance (3.7%)
Aflac, Inc.	126,380	4,327,251
Alleghany Corp.	2,184	1,206,332
Allstate Corp. (The)	68,652	6,297,448
American Financial Group, Inc.	12,825	898,776
American International Group, Inc.	384,850	9,332,612
American National Insurance Co.	1,329	109,483
Aon plc	50,277	8,297,716
Arch Capital Group Ltd.*	57,492	1,636,222
Arthur J Gallagher & Co.	25,150	2,049,976
Assurant, Inc.	10,519	1,094,923
Assured Guaranty Ltd.	16,142	416,302
Athene Holding Ltd., Class A*	14,924	370,414
Axis Capital Holdings Ltd.	12,844	496,421
Brighthouse Financial, Inc.*	18,746	453,091
Brown & Brown, Inc.	38,574	1,397,150
Chubb Ltd.	141,867	15,845,125
Cincinnati Financial Corp.	26,471	1,997,237
CNA Financial Corp.	4,872	151,227
Erie Indemnity Co., Class A	1,500	222,360
Everest Re Group Ltd.	4,875	938,048
Fidelity National Financial, Inc.	62,920	1,565,450
First American Financial Corp.	18,950	803,669
Globe Life, Inc.	18,521	1,332,956
Hanover Insurance Group, Inc. (The)	6,851	620,564
Hartford Financial Services Group, Inc. (The)	149,964	5,284,731
Kemper Corp.	8,850	658,174
Lincoln National Corp.	94,094	2,476,554
Loews Corp.	44,440	1,547,845
Markel Corp.*	2,199	2,040,430
Marsh & McLennan Cos., Inc.	84,134	7,274,226
Mercury General Corp.	4,741	193,054
MetLife, Inc.	342,945	10,483,829
Old Republic International Corp.	48,941	746,350
Primerica, Inc.	1,950	172,536
Principal Financial Group, Inc.	47,947	1,502,659
Progressive Corp. (The)	101,199	7,472,534
Prudential Financial, Inc.	70,580	3,680,041
Reinsurance Group of America, Inc.	22,826	1,920,580
RenaissanceRe Holdings Ltd.	4,686	699,714
Travelers Cos., Inc. (The)	98,074	9,743,652
Unum Group	35,753	536,653
White Mountains Insurance Group Ltd.	596	542,360
Willis Towers Watson plc	54,081	9,185,658
WR Berkley Corp.	24,931	1,300,650

		129,322,983

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	93,948	993,970
Annaly Capital Management, Inc. (REIT)	248,480	1,259,794
Chimera Investment Corp. (REIT)	32,306	293,985
MFA Financial, Inc. (REIT)	77,957	120,833
New Residential Investment Corp. (REIT)	72,000	360,720
Starwood Property Trust, Inc. (REIT)	47,286	484,681
Two Harbors Investment Corp. (REIT)	47,130	179,565

		3,693,548

Thrifts & Mortgage Finance (0.0%)
Essent Group Ltd.	18,872	497,088
MGIC Investment Corp.	60,250	382,588
New York Community Bancorp, Inc.	78,688	738,880
TFS Financial Corp.	8,396	128,207

		1,746,763

Total Financials		576,469,330

Health Care (13.4%)
Biotechnology (1.4%)
AbbVie, Inc.	52,606	4,008,051
Agios Pharmaceuticals, Inc.*	9,300	329,964
Alexion Pharmaceuticals, Inc.*	9,000	808,110
Alkermes plc*	27,000	389,340
Alnylam Pharmaceuticals, Inc.*	3,000	326,550
Amgen, Inc.	27,908	5,657,789
Biogen, Inc.*	40,287	12,746,001
Bluebird Bio, Inc.*	9,600	441,216
Exelixis, Inc.*	30,650	527,793
Gilead Sciences, Inc.	241,972	18,089,827
Moderna, Inc.*	3,450	103,327
Regeneron Pharmaceuticals, Inc.*	11,300	5,517,677
United Therapeutics Corp.*	7,500	711,188

		49,656,833

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	236,518	18,663,635
Baxter International, Inc.	57,355	4,656,652
Becton Dickinson and Co.	42,650	9,799,690
Boston Scientific Corp.*	71,625	2,337,124
Cantel Medical Corp.	2,800	100,520
Cooper Cos., Inc. (The)	7,314	2,016,250
Danaher Corp.	144,711	20,029,450
Dentsply Sirona, Inc.	38,687	1,502,216
Envista Holdings Corp.*	8,756	130,815
Hill-Rom Holdings, Inc.	5,565	559,839
Hologic, Inc.*	9,050	317,655
ICU Medical, Inc.*	2,350	474,160
Integra LifeSciences Holdings Corp.*	12,300	549,441
Koninklijke Philips NV (NYRS)(x)	225,918	9,072,867
Medtronic plc	463,397	41,789,141
Smith & Nephew plc (ADR)(x)	213,880	7,671,876
STERIS plc	13,700	1,917,589
West Pharmaceutical Services, Inc.	3,150	479,588
Zimmer Biomet Holdings, Inc.	35,711	3,609,668

		125,678,176

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	15,000	275,250
Anthem, Inc.	57,493	13,053,211
Cardinal Health, Inc.	50,842	2,437,365
Centene Corp.*	14,493	861,029
Cigna Corp.	114,603	20,305,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Covetrus, Inc.(x)*	16,750	$136,345
CVS Health Corp.	276,637	16,412,873
DaVita, Inc.*	30,083	2,288,113
Encompass Health Corp.	8,350	534,650
HCA Healthcare, Inc.	28,414	2,552,998
Henry Schein, Inc.*	22,200	1,121,544
Humana, Inc.	13,184	4,140,040
Laboratory Corp. of America Holdings*	54,917	6,940,960
McKesson Corp.	49,238	6,659,932
MEDNAX, Inc.*	14,106	164,194
Molina Healthcare, Inc.*	2,400	335,304
Premier, Inc., Class A*	10,650	348,468
Quest Diagnostics, Inc.	23,349	1,874,925
UnitedHealth Group, Inc.	23,840	5,945,219
Universal Health Services, Inc., Class B	13,638	1,351,253

		87,739,032

Health Care Technology (0.1%)
Cerner Corp.	37,467	2,360,046
Change Healthcare, Inc.(x)*	4,009	40,050

		2,400,096

Life Sciences Tools & Services (0.6%)
Adaptive Biotechnologies Corp.(x)*	794	22,057
Agilent Technologies, Inc.	48,720	3,489,326
Avantor, Inc.*	15,833	197,754
Bio-Rad Laboratories, Inc., Class A*	3,683	1,291,113
IQVIA Holdings, Inc.*	17,666	1,905,455
PerkinElmer, Inc.	14,904	1,121,973
PPD, Inc.*	6,776	120,681
QIAGEN NV*	38,453	1,599,645
Thermo Fisher Scientific, Inc.	45,734	12,970,162

		22,718,166

Pharmaceuticals (5.2%)
Allergan plc	62,976	11,153,049
Bristol-Myers Squibb Co.	252,785	14,090,236
Catalent, Inc.*	25,150	1,306,542
Elanco Animal Health, Inc.*	64,905	1,453,223
Eli Lilly & Co.	24,236	3,362,018
Horizon Therapeutics plc*	28,500	844,170
Jazz Pharmaceuticals plc*	1,050	104,727
Johnson & Johnson#	535,314	70,195,725
Merck & Co., Inc.	105,970	8,153,332
Mylan NV*	242,779	3,619,835
Nektar Therapeutics(x)*	24,700	440,895
Novo Nordisk A/S (ADR)	43,904	2,643,021
Perrigo Co. plc	35,741	1,718,785
Pfizer, Inc.#	1,575,481	51,423,700
Roche Holding AG	6,236	2,027,411
Roche Holding AG (ADR)	54,068	2,193,539
Sanofi (ADR)	211,430	9,243,719

		183,973,927

Total Health Care		472,166,230

Industrials (7.9%)
Aerospace & Defense (1.6%)
Arconic, Inc.	66,811	1,072,985
BAE Systems plc (ADR)	161,162	4,117,689
BWX Technologies, Inc.	4,200	204,582
Curtiss-Wright Corp.	7,400	683,834
General Dynamics Corp.	41,458	5,485,308
Hexcel Corp.	1,000	37,190
Huntington Ingalls Industries, Inc.	1,450	264,204
L3Harris Technologies, Inc.	25,631	4,616,656
Lockheed Martin Corp.	17,913	6,071,611
Northrop Grumman Corp.	32,299	9,772,062
Raytheon Co.	34,371	4,507,757
Spirit AeroSystems Holdings, Inc., Class A	1,750	41,877
Teledyne Technologies, Inc.*	6,300	1,872,801
Textron, Inc.	40,007	1,066,987
TransDigm Group, Inc.	1,600	512,304
United Technologies Corp.	184,863	17,438,127

		57,765,974

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	5,450	360,790
Expeditors International of Washington, Inc.	8,550	570,456
FedEx Corp.	41,950	5,086,857
XPO Logistics, Inc.*	6,650	324,187

		6,342,290

Airlines (0.2%)
Alaska Air Group, Inc.	28,198	802,797
American Airlines Group, Inc.(x)	61,350	747,856
Copa Holdings SA, Class A	5,450	246,831
Delta Air Lines, Inc.	80,050	2,283,826
JetBlue Airways Corp.*	207,629	1,858,280
Southwest Airlines Co.	33,300	1,185,813
United Airlines Holdings, Inc.*	31,450	992,248

		8,117,651

Building Products (0.6%)
Allegion plc	4,000	368,080
AO Smith Corp.	19,650	742,966
Fortune Brands Home & Security, Inc.	16,500	713,625
Johnson Controls International plc	249,309	6,721,371
Lennox International, Inc.	600	109,074
Masco Corp.	263,257	9,100,794
Owens Corning	18,637	723,302
Resideo Technologies, Inc.*	21,333	103,252
Trane Technologies plc	37,081	3,062,520

		21,644,984

Commercial Services & Supplies (0.2%)
ADT, Inc.	19,113	82,568
Clean Harbors, Inc.*	8,900	456,926
IAA, Inc.*	2,000	59,920
KAR Auction Services, Inc.	1,900	22,800
Republic Services, Inc.	34,665	2,601,955
Stericycle, Inc.*	15,450	750,561
Waste Management, Inc.	16,111	1,491,234

		5,465,964

Construction & Engineering (0.2%)
AECOM*	27,014	806,368
Fluor Corp.	24,205	167,257
Jacobs Engineering Group, Inc.	22,885	1,814,094
Quanta Services, Inc.	151,791	4,816,328
Valmont Industries, Inc.	3,700	392,126

		7,996,173

Electrical Equipment (0.6%)
ABB Ltd. (ADR)(x)	86,677	1,496,045
Acuity Brands, Inc.	11,855	1,015,499
AMETEK, Inc.	8,150	586,963
Eaton Corp. plc	128,410	9,976,173
Emerson Electric Co.	97,335	4,638,013
GrafTech International Ltd.(x)	10,550	85,666
Hubbell, Inc.	30,347	3,482,015
nVent Electric plc	26,293	443,563
Regal Beloit Corp.	7,093	446,504
Sensata Technologies Holding plc*	15,650	452,755

		22,623,196

Industrial Conglomerates (1.3%)
3M Co.	22,950	3,132,904
Carlisle Cos., Inc.	1,278	160,108
General Electric Co.#	1,995,588	15,844,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	127,063	$16,999,759
Roper Technologies, Inc.	15,100	4,708,331
Siemens AG (ADR)	111,797	4,695,474

		45,541,545

Machinery (1.6%)
AGCO Corp.	27,156	1,283,121
Allison Transmission Holdings, Inc.	46,391	1,512,811
Caterpillar, Inc.	86,111	9,992,320
Colfax Corp.*	16,100	318,780
Crane Co.	8,674	426,587
Cummins, Inc.	26,000	3,518,320
Deere & Co.	44,072	6,088,988
Dover Corp.	36,820	3,090,671
Flowserve Corp.	17,800	425,242
Fortive Corp.	39,834	2,198,438
Gates Industrial Corp. plc*	7,892	58,243
IDEX Corp.	6,555	905,311
Illinois Tool Works, Inc.	47,348	6,729,098
Ingersoll Rand, Inc.*	25,000	620,000
ITT, Inc.	15,200	689,472
Lincoln Electric Holdings, Inc.(x)	600	41,400
Nordson Corp.	950	128,316
Oshkosh Corp.	11,799	759,030
PACCAR, Inc.	58,976	3,605,203
Parker-Hannifin Corp.	22,238	2,884,936
Pentair plc	28,993	862,832
Snap-on, Inc.	9,450	1,028,349
Stanley Black & Decker, Inc.	57,215	5,721,500
Timken Co. (The)	11,539	373,171
Trinity Industries, Inc.	17,448	280,389
WABCO Holdings, Inc.*	1,500	202,575
Westinghouse Air Brake Technologies Corp.#	22,479	1,081,914
Woodward, Inc.	1,700	101,048

		54,928,065

Marine (0.0%)
Kirby Corp.*	10,350	449,915

Professional Services (0.2%)
Equifax, Inc.	29,809	3,560,685
IHS Markit Ltd.	25,500	1,530,000
ManpowerGroup, Inc.	10,208	540,922
Nielsen Holdings plc	54,049	677,774

		6,309,381

Road & Rail (1.0%)
AMERCO	1,603	465,752
Canadian National Railway Co.	24,146	1,874,454
CSX Corp.	101,048	5,790,050
JB Hunt Transport Services, Inc.	10,300	949,969
Kansas City Southern	17,200	2,187,496
Knight-Swift Transportation Holdings, Inc.	115,867	3,800,438
Landstar System, Inc.	21,234	2,035,491
Lyft, Inc., Class A*	29,425	790,061
Norfolk Southern Corp.	39,308	5,738,968
Old Dominion Freight Line, Inc.	9,825	1,289,629
Ryder System, Inc.	9,008	238,172
Schneider National, Inc., Class B	9,600	185,664
Uber Technologies, Inc.*	147,128	4,107,814
Union Pacific Corp.	43,571	6,145,254

		35,599,212

Trading Companies & Distributors (0.2%)
Air Lease Corp.	16,949	375,251
Fastenal Co.	9,400	293,750
HD Supply Holdings, Inc.*	28,800	818,784
MSC Industrial Direct Co., Inc., Class A	7,600	417,772
United Rentals, Inc.*	3,850	396,165
Univar Solutions, Inc.*	29,350	314,632
Watsco, Inc.	5,700	900,771
WESCO International, Inc.*	7,164	163,697
WW Grainger, Inc.	6,793	1,688,061

		5,368,883

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	12,750	321,937

Total Industrials		278,475,170

Information Technology (7.8%)
Communications Equipment (0.5%)
Ciena Corp.*	26,850	1,068,898
Cisco Systems, Inc.	245,623	9,655,440
CommScope Holding Co., Inc.*	33,150	301,997
EchoStar Corp., Class A*	8,483	271,202
F5 Networks, Inc.*	800	85,304
Juniper Networks, Inc.	226,852	4,341,947
Motorola Solutions, Inc.	7,800	1,036,776
Nokia OYJ (ADR)	682,378	2,115,372
ViaSat, Inc.*	9,750	350,220

		19,227,156

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	14,008	726,595
Avnet, Inc.	65,276	1,638,428
Coherent, Inc.*	4,150	441,601
Corning, Inc.	89,966	1,847,902
Dolby Laboratories, Inc., Class A	9,436	511,525
Flex Ltd.*	123,480	1,034,145
FLIR Systems, Inc.	21,385	681,968
IPG Photonics Corp.*	5,700	628,596
Jabil, Inc.	20,224	497,106
Littelfuse, Inc.	4,150	553,693
National Instruments Corp.	21,350	706,258
SYNNEX Corp.	7,200	526,320
Trimble, Inc.*	36,150	1,150,654

		10,944,791

IT Services (1.8%)
Accenture plc, Class A	50,865	8,304,220
Akamai Technologies, Inc.*	2,400	219,576
Alliance Data Systems Corp.	6,300	211,995
Amdocs Ltd.	23,543	1,294,159
Booz Allen Hamilton Holding Corp.	15,832	1,086,708
CACI International, Inc., Class A*	4,350	918,502
Cognizant Technology Solutions Corp., Class A	187,693	8,722,094
CoreLogic, Inc.	12,925	394,729
DXC Technology Co.	44,450	580,072
Fidelity National Information Services, Inc.	84,121	10,232,478
Fiserv, Inc.*	57,817	5,492,037
International Business Machines Corp.	72,998	8,097,668
Jack Henry & Associates, Inc.	1,550	240,622
Leidos Holdings, Inc.	23,184	2,124,814
Mastercard, Inc., Class A	21,817	5,270,115
PayPal Holdings, Inc.*	21,088	2,018,965
Sabre Corp.	39,350	233,346
VeriSign, Inc.*	5,650	1,017,509
Visa, Inc., Class A	32,313	5,206,271
Western Union Co. (The)	157,826	2,861,385

		64,527,265

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	79,237	7,103,597
Applied Materials, Inc.	74,450	3,411,299
Cree, Inc.*	17,200	609,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cypress Semiconductor Corp.	64,031	$1,493,203
First Solar, Inc.*	14,294	515,442
Intel Corp.	849,810	45,991,717
KLA Corp.	13,237	1,902,686
Lam Research Corp.	14,057	3,373,680
Marvell Technology Group Ltd.	115,300	2,609,239
Maxim Integrated Products, Inc.	29,450	1,431,565
Microchip Technology, Inc.(x)	29,100	1,972,980
Micron Technology, Inc.*	279,770	11,767,126
MKS Instruments, Inc.	9,350	761,558
NXP Semiconductors NV	56,708	4,702,795
ON Semiconductor Corp.*	70,850	881,374
Qorvo, Inc.*	20,200	1,628,726
QUALCOMM, Inc.	19,019	1,286,635
Skyworks Solutions, Inc.	28,100	2,511,578
Texas Instruments, Inc.	86,581	8,652,039

		102,607,151

Software (1.3%)
2U, Inc.*	6,050	128,381
Autodesk, Inc.*	8,719	1,361,036
Bill.Com Holdings, Inc.*	474	16,211
CDK Global, Inc.	82,090	2,696,656
Cerence, Inc.*	6,273	96,604
Ceridian HCM Holding, Inc.*	3,100	155,217
Citrix Systems, Inc.	20,607	2,916,921
Dynatrace, Inc.*	1,995	47,561
Intuit, Inc.	6,277	1,443,710
LogMeIn, Inc.	8,300	691,224
Medallia, Inc.*	496	9,940
Microsoft Corp.	137,406	21,670,300
NortonLifeLock, Inc.	100,600	1,882,226
Nuance Communications, Inc.*	49,585	832,036
Oracle Corp.	233,214	11,271,233
SolarWinds Corp.*	5,478	85,840
SS&C Technologies Holdings, Inc.	3,650	159,943

		45,465,039

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	76,176	19,370,795
Dell Technologies, Inc., Class C*	72,218	2,856,222
Hewlett Packard Enterprise Co.	227,293	2,207,015
HP, Inc.	244,743	4,248,739
Western Digital Corp.	100,439	4,180,271
Xerox Holdings Corp.	64,765	1,226,649

		34,089,691

Total Information Technology		276,861,093

Materials (2.9%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	32,857	6,558,586
Albemarle Corp.(x)	18,272	1,029,993
Ashland Global Holdings, Inc.	10,463	523,882
Axalta Coating Systems Ltd.*	24,750	427,432
Cabot Corp.	9,739	254,383
Celanese Corp.	21,000	1,541,190
CF Industries Holdings, Inc.	34,100	927,520
Chemours Co. (The)(x)	28,350	251,464
Corteva, Inc.	477,232	11,214,952
Dow, Inc.	178,292	5,213,258
DuPont de Nemours, Inc.	183,333	6,251,655
Eastman Chemical Co.	23,750	1,106,275
Element Solutions, Inc.*	23,550	196,878
FMC Corp.	22,500	1,838,025
Huntsman Corp.	37,413	539,870
International Flavors & Fragrances, Inc.(x)	18,550	1,893,584
Linde plc	93,607	16,194,011
LyondellBasell Industries NV, Class A	76,064	3,775,056
Mosaic Co. (The)	60,037	649,600
NewMarket Corp.	100	38,287
Olin Corp.(x)	27,600	322,092
PPG Industries, Inc.	92,728	7,752,061
RPM International, Inc.	18,450	1,097,775
Sherwin-Williams Co. (The)	8,440	3,878,349
Valvoline, Inc.	32,695	427,978
Westlake Chemical Corp.	18,558	708,359

		74,612,515

Construction Materials (0.1%)
Eagle Materials, Inc.	1,200	70,104
Martin Marietta Materials, Inc.	7,550	1,428,687
Vulcan Materials Co.	1,854	200,362

		1,699,153

Containers & Packaging (0.3%)
AptarGroup, Inc.	6,642	661,145
Ardagh Group SA	3,200	37,952
Avery Dennison Corp.	1,000	101,870
Berry Global Group, Inc.*	14,100	475,311
Crown Holdings, Inc.*	9,550	554,282
Graphic Packaging Holding Co.	50,150	611,830
International Paper Co.	68,263	2,125,027
O-I Glass, Inc.	26,900	191,259
Packaging Corp. of America	16,250	1,410,987
Sealed Air Corp.	24,950	616,515
Silgan Holdings, Inc.	13,450	390,319
Sonoco Products Co.	17,167	795,690
Westrock Co.	44,192	1,248,866

		9,221,053

Metals & Mining (0.4%)
Alcoa Corp.*	32,237	198,580
Freeport-McMoRan, Inc.	384,025	2,592,169
Newmont Corp.	166,532	7,540,569
Nucor Corp.	52,949	1,907,223
Reliance Steel & Aluminum Co.	11,309	990,555
Royal Gold, Inc.	7,778	682,208
Southern Copper Corp.	3,900	109,824
Steel Dynamics, Inc.	35,766	806,166
United States Steel Corp.(x)	29,417	185,621

		15,012,915

Paper & Forest Products (0.0%)
Domtar Corp.	9,844	213,024

Total Materials		100,758,660

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	19,856	2,721,463
American Campus Communities, Inc. (REIT)	74,089	2,055,970
American Homes 4 Rent (REIT), Class A	25,458	590,626
Americold Realty Trust (REIT)	20,801	708,066
Apartment Investment & Management Co. (REIT), Class A	66,625	2,341,869
Apple Hospitality REIT, Inc. (REIT)	36,400	333,788
AvalonBay Communities, Inc. (REIT)	24,248	3,568,578
Boston Properties, Inc. (REIT)	26,925	2,483,293
Brandywine Realty Trust (REIT)	30,244	318,167
Brixmor Property Group, Inc. (REIT)	51,521	489,449
Camden Property Trust (REIT)	16,217	1,285,035
Colony Capital, Inc. (REIT)	78,440	137,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Property Trust, Inc. (REIT)	20,150	$251,875
CoreSite Realty Corp. (REIT)	1,450	168,055
Corporate Office Properties Trust (REIT)	19,447	430,362
Cousins Properties, Inc. (REIT)	25,250	739,068
CubeSmart LP (REIT)	50,609	1,355,815
CyrusOne, Inc. (REIT)	19,450	1,201,038
Digital Realty Trust, Inc. (REIT)	43,697	6,069,950
Douglas Emmett, Inc. (REIT)	28,744	876,979
Duke Realty Corp. (REIT)	63,889	2,068,726
Empire State Realty Trust, Inc. (REIT), Class A	25,900	232,064
EPR Properties (REIT)	13,550	328,181
Equity Commonwealth (REIT)	20,846	661,027
Equity Residential (REIT)	63,589	3,924,077
Essex Property Trust, Inc. (REIT)	11,459	2,523,730
Extra Space Storage, Inc. (REIT)	4,150	397,404
Federal Realty Investment Trust (REIT)	13,000	969,930
Gaming and Leisure Properties, Inc. (REIT)	35,100	972,621
Healthcare Trust of America, Inc. (REIT), Class A	35,747	867,937
Healthpeak Properties, Inc. (REIT)	85,509	2,039,390
Highwoods Properties, Inc. (REIT)	17,650	625,163
Host Hotels & Resorts, Inc. (REIT)	123,538	1,363,860
Hudson Pacific Properties, Inc. (REIT)	26,300	666,968
Invitation Homes, Inc. (REIT)	92,898	1,985,230
Iron Mountain, Inc. (REIT)	43,900	1,044,820
JBG SMITH Properties (REIT)	21,223	675,528
Kilroy Realty Corp. (REIT)	18,038	1,149,021
Kimco Realty Corp. (REIT)	70,072	677,596
Life Storage, Inc. (REIT)	8,100	765,855
Macerich Co. (The) (REIT)(x)	24,459	137,704
Medical Properties Trust, Inc. (REIT)	205,894	3,559,907
Mid-America Apartment Communities, Inc. (REIT)	51,400	5,295,742
National Retail Properties, Inc. (REIT)	29,712	956,429
Omega Healthcare Investors, Inc. (REIT)	37,750	1,001,885
Outfront Media, Inc. (REIT)	20,960	282,541
Paramount Group, Inc. (REIT)	33,924	298,531
Park Hotels & Resorts, Inc. (REIT)	41,428	327,695
Prologis, Inc. (REIT)	127,546	10,250,872
Public Storage (REIT)	13,230	2,627,610
Rayonier, Inc. (REIT)	22,400	527,520
Realty Income Corp. (REIT)	56,688	2,826,464
Regency Centers Corp. (REIT)	28,892	1,110,320
Retail Properties of America, Inc. (REIT), Class A	36,947	191,016
Service Properties Trust (REIT)	28,283	152,728
Simon Property Group, Inc. (REIT)	6,150	337,389
SITE Centers Corp. (REIT)	25,984	135,377
SL Green Realty Corp. (REIT)	13,915	599,737
Spirit Realty Capital, Inc. (REIT)	17,206	449,937
STORE Capital Corp. (REIT)	37,200	674,064
Sun Communities, Inc. (REIT)	20,999	2,621,725
Taubman Centers, Inc. (REIT)	10,050	420,894
UDR, Inc. (REIT)	47,678	1,742,154
Ventas, Inc. (REIT)	64,698	1,733,906
VEREIT, Inc. (REIT)	185,650	907,829
VICI Properties, Inc. (REIT)(x)	80,166	1,333,962
Vornado Realty Trust (REIT)	29,996	1,086,155
Weingarten Realty Investors (REIT)	20,966	302,539
Welltower, Inc. (REIT)	70,462	3,225,750
Weyerhaeuser Co. (REIT)	129,470	2,194,517
WP Carey, Inc. (REIT)	29,745	1,727,590

		101,106,333

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	36,650	1,382,071
Howard Hughes Corp. (The)*	35,969	1,817,154
Jones Lang LaSalle, Inc.	7,946	802,387

		4,001,612

Total Real Estate		105,107,945

Utilities (5.5%)
Electric Utilities (3.9%)
Alliant Energy Corp.	41,690	2,013,210
American Electric Power Co., Inc.	175,152	14,008,657
Avangrid, Inc.	9,762	427,380
Duke Energy Corp.	237,106	19,177,133
Edison International	74,467	4,080,047
Entergy Corp.	42,464	3,990,342
Evergy, Inc.	39,546	2,177,007
Eversource Energy	56,297	4,402,988
Exelon Corp.	332,651	12,244,883
FirstEnergy Corp.	445,743	17,860,922
Hawaiian Electric Industries, Inc.	18,764	807,790
IDACORP, Inc.	8,700	763,773
NextEra Energy, Inc.	96,688	23,265,067
NRG Energy, Inc.	43,857	1,195,542
OGE Energy Corp.	34,660	1,065,102
PG&E Corp.*	92,148	828,411
Pinnacle West Capital Corp.	19,525	1,479,800
PPL Corp.	125,759	3,103,732
Southern Co. (The)	316,285	17,123,670
Xcel Energy, Inc.	126,229	7,611,609

		137,627,065

Gas Utilities (0.1%)
Atmos Energy Corp.	20,366	2,020,918
National Fuel Gas Co.(x)	14,195	529,332
UGI Corp.	36,135	963,720

		3,513,970

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	478,639	6,509,490
Vistra Energy Corp.	73,650	1,175,454

		7,684,944

Multi-Utilities (1.2%)
Ameren Corp.	42,575	3,100,737
CenterPoint Energy, Inc.	87,298	1,348,754
CMS Energy Corp.	49,186	2,889,678
Consolidated Edison, Inc.	57,920	4,517,760
Dominion Energy, Inc.	143,120	10,331,833
DTE Energy Co.	32,239	3,061,738
MDU Resources Group, Inc.	34,494	741,621
NiSource, Inc.	64,754	1,616,907
Public Service Enterprise Group, Inc.	87,779	3,942,155
Sempra Energy	49,079	5,545,436
WEC Energy Group, Inc.	54,887	4,837,191

		41,933,810

Water Utilities (0.1%)
American Water Works Co., Inc.	31,439	3,758,847
Essential Utilities, Inc.	37,468	1,524,948

		5,283,795

Total Utilities		196,043,584

Total Common Stocks (79.6%) (Cost $2,576,433,894)		2,809,711,173

EXCHANGE TRADED FUNDS (ETF):
Equity (5.4%)
iShares Core S&P 500 ETF	1,994	515,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Morningstar Large-Cap ETF(x)	11,929	$1,748,553
iShares Morningstar Large-Cap Growth ETF	28,960	5,379,320
iShares Morningstar Large-Cap Value ETF‡	384,305	33,280,813
iShares Russell 1000 ETF(x)	4,431	627,119
iShares Russell 1000 Growth ETF	48,970	7,377,330
iShares Russell 1000 Value ETF(x)	518,088	51,383,968
iShares S&P 500 Growth ETF	38,050	6,280,152
iShares S&P 500 Value ETF(x)	296,991	28,585,384
SPDR Portfolio S&P 500 Growth ETF(x)	60,000	2,144,400
SPDR Portfolio S&P 500 Value ETF	56,300	1,454,792
Vanguard Growth ETF(x)	40,090	6,281,702
Vanguard Large-Cap ETF	3,164	374,713
Vanguard Russell 1000 Value(x)	106,400	9,258,928
Vanguard Value ETF(x)	388,701	34,617,711

Total Exchange Traded Funds (5.4%) (Cost $191,942,496)		189,310,135

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $2,140,131)	47,920	1,605,320

SHORT-TERM INVESTMENTS:
Investment Company (7.2%)
JPMorgan Prime Money Market Fund, IM Shares	256,523,061	256,548,712

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $2,040,000.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $6,400,027, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $6,528,001.(xx)	6,400,000	6,400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $11,091,487, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $11,313,315.(xx)	11,091,484	11,091,484
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $6,000,327, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $6,502,821.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $5,000,097, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		38,491,484

Total Short-Term Investments (8.3%) (Cost $295,032,531)		295,040,196

Total Investments in Securities (93.3%) (Cost $3,065,549,052)		3,295,666,824
Other Assets Less Liabilities (6.7%)		235,614,735

Net Assets (100%)		$3,531,281,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $210,181,059.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $47,728,975. This was collateralized by $11,041,968 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $38,491,484 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	72,050	1,292,277	495,440	—	—	(746,594)	1,041,123	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Value ETF	384,305	41,380,375	3,251,437	—	—	(11,350,999)	33,280,813	332,369	—

Total		42,672,652	3,746,877	—	—	(12,097,593)	34,321,936	332,369	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(5,285)	6/2020	USD	(679,043,225)	38,018,054
S&P Midcap 400 E-Mini Index	(3,346)	6/2020	USD	(481,087,880)	13,560,048

					51,578,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$238,447,990	$—	$—	$238,447,990
Consumer Discretionary	151,006,027	—	—	151,006,027
Consumer Staples	258,113,945	15,719,196	—	273,833,141
Energy	140,542,003	—	—	140,542,003
Financials	576,469,330	—	—	576,469,330
Health Care	470,138,819	2,027,411	—	472,166,230
Industrials	278,475,170	—	—	278,475,170
Information Technology	276,861,093	—	—	276,861,093
Materials	100,758,660	—	—	100,758,660
Real Estate	105,107,945	—	—	105,107,945
Utilities	196,043,584	—	—	196,043,584
Exchange Traded Funds	189,310,135	—	—	189,310,135
Futures	51,578,102	—	—	51,578,102
Master Limited Partnership
Financials	1,605,320	—	—	1,605,320
Short-Term Investments
Investment Company	256,548,712	—	—	256,548,712
Repurchase Agreements	—	38,491,484	—	38,491,484

Total Assets	$3,291,006,835	$56,238,091	$—	$3,347,244,926

Total Liabilities	$—	$—	$—	$—

Total	$3,291,006,835	$56,238,091	$—	$3,347,244,926

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$617,487,288
Aggregate gross unrealized depreciation	(480,611,689)

Net unrealized appreciation	$136,875,599

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,210,369,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.5%)
Ambev SA (ADR)*	561,133	$1,290,606
Banco do Brasil SA*	1,012,800	5,408,903
BB Seguridade Participacoes SA	765,600	3,698,266
CCR SA	1,569,510	3,594,459
Cielo SA	1,515,200	1,309,299
IRB Brasil Resseguros SA*	359,800	671,669

		15,973,202

China (25.5%)
AAC Technologies Holdings, Inc.	523,394	2,697,252
Anhui Conch Cement Co. Ltd., Class H	949,874	6,566,465
Baidu, Inc. (ADR)*	34,044	3,431,295
China Construction Bank Corp., Class H	17,743,574	14,462,312
China Merchants Bank Co. Ltd., Class H	1,162,500	5,218,911
China Mobile Ltd. (ADR)	282,573	10,644,525
China Shenhua Energy Co. Ltd., Class H	1,343,554	2,548,791
CNOOC Ltd.	5,438,403	5,669,948
ENN Energy Holdings Ltd.	257,505	2,476,426
Hengan International Group Co. Ltd.	583,973	4,379,101
NetEase, Inc. (ADR)	17,429	5,594,012
Ping An Insurance Group Co. of China Ltd., Class H	218,000	2,132,510
Sinopharm Group Co. Ltd., Class H	1,009,431	2,260,562
Weichai Power Co. Ltd., Class H	3,415,906	5,467,004

		73,549,114

Egypt (1.2%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)*	978,531	3,545,514

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	393,712	3,673,449

Hungary (1.8%)
OTP Bank Nyrt	176,296	5,114,050

India (10.5%)
Axis Bank Ltd. (GDR)(m)	102,357	2,579,584
Bajaj Auto Ltd.	79,428	2,107,918
Bharat Petroleum Corp. Ltd.	365,634	1,531,484
Bharti Infratel Ltd.	967,331	2,026,252
Coal India Ltd.	1,067,216	1,953,792
HCL Technologies Ltd.	730,031	4,182,195
Hero MotoCorp Ltd.	118,586	2,481,761
Infosys Ltd. (ADR)	471,743	3,873,010
Oil & Natural Gas Corp. Ltd.	2,239,869	2,021,760
Tata Consultancy Services Ltd.	229,092	5,489,938
UPL Ltd.	505,510	2,160,603

		30,408,297

Indonesia (3.6%)
Astra International Tbk. PT	9,311,496	2,222,121
Bank Mandiri Persero Tbk. PT	13,921,828	3,981,498
Telekomunikasi Indonesia Persero Tbk. PT (ADR)	217,544	4,187,722

		10,391,341

Luxembourg (0.6%)
Ternium SA (ADR)	144,655	1,721,395

Malaysia (0.3%)
British American Tobacco Malaysia Bhd	298,300	705,602

Mexico (4.1%)
America Movil SAB de CV (ADR), Class L	562,469	6,625,885
Grupo Mexico SAB de CV(x)	1,535,051	2,846,534
Kimberly-Clark de Mexico SAB de CV, Class A(x)	1,507,973	2,292,233

		11,764,652

Pakistan (0.6%)
Habib Bank Ltd.	889,100	547,695
Pakistan Petroleum Ltd.	2,515,940	1,094,772

		1,642,467

Portugal (0.8%)
Galp Energia SGPS SA	199,426	2,276,901

Russia (8.2%)
Alrosa PJSC	4,346,690	3,582,803
Gazprom PJSC (ADR)	508,043	2,340,559
LUKOIL PJSC (ADR)	69,134	4,120,318
Magnit PJSC (GDR)(m)	253,337	2,256,993
Mobile TeleSystems PJSC (ADR)	518,563	3,941,079
Sberbank of Russia PJSC	3,105,755	7,413,232

		23,654,984

South Africa (5.3%)
Anglo American plc	67,574	1,180,807
Bidvest Group Ltd. (The)	237,038	1,933,270
Life Healthcare Group Holdings Ltd.	1,832,182	1,888,653
Nedbank Group Ltd.	198,112	913,953
Sanlam Ltd.	623,516	1,778,548
Shoprite Holdings Ltd.	386,413	2,695,128
Standard Bank Group Ltd.	298,101	1,704,596
Vodacom Group Ltd.	473,188	3,105,831

		15,200,786

South Korea (14.6%)
Coway Co. Ltd.	58,358	2,752,677
Hyundai Mobis Co. Ltd.	26,445	3,641,737
KB Financial Group, Inc.	157,952	4,407,184
KT&G Corp.	41,065	2,500,808
Samsung Electronics Co. Ltd.	324,257	12,601,960
Shinhan Financial Group Co. Ltd.	200,800	4,673,096
SK Hynix, Inc.	171,301	11,588,194

		42,165,656

Taiwan (5.0%)
Catcher Technology Co. Ltd.	344,000	2,187,434
Hon Hai Precision Industry Co. Ltd.	1,779,000	4,112,849
Novatek Microelectronics Corp.	70,000	398,207
Taiwan Semiconductor Manufacturing Co. Ltd.	849,429	7,582,014

		14,280,504

Thailand (1.4%)
Kasikornbank PCL	725,867	2,012,229
Siam Cement PCL (The)	211,842	2,069,834

		4,082,063

Turkey (2.0%)
KOC Holding A/S	1,388,895	2,816,111
Tupras Turkiye Petrol Rafinerileri A/S*	270,576	3,044,981

		5,861,092

United Kingdom (2.3%)
Mondi plc	147,992	2,524,312
Unilever NV	83,628	4,120,352

		6,644,664

Total Common Stocks (94.6%) (Cost $355,835,460)		272,655,733

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	4,609,216	4,609,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	$200,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,637,869, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,670,627.(xx)	1,637,868	1,637,868

Total Repurchase Agreements		1,837,868

Total Short-Term Investments (2.2%) (Cost $6,450,533)		6,447,545

Total Investments in Securities (96.8%) (Cost $362,285,993)		279,103,278
Other Assets Less Liabilities (3.2%)		9,307,587

Net Assets (100%)		$288,410,865

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $8,382,091 or 2.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,338,358. This was collateralized by $1,441,176 of various U.S. Government Treasury Securities, ranging from 1.125% - 4.250%, maturing 11/15/20-11/15/45 and by cash of $1,837,868 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Financials	$70,263,750	24.4%
Information Technology	59,695,801	20.7
Communication Services	39,556,601	13.7
Energy	26,603,306	9.2
Materials	22,652,753	7.9
Consumer Staples	20,240,823	7.0
Industrials	13,810,844	4.8
Consumer Discretionary	13,206,214	4.6
Investment Company	4,609,677	1.6
Health Care	4,149,215	1.4
Utilities	2,476,426	0.9
Repurchase Agreements	1,837,868	0.6
Cash and Other	9,307,587	3.2

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$15,973,202	$—	$—	$15,973,202
China	19,669,832	53,879,282	—	73,549,114
Egypt	—	3,545,514	—	3,545,514
Hong Kong	—	3,673,449	—	3,673,449
Hungary	—	5,114,050	—	5,114,050
India	3,873,010	26,535,287	—	30,408,297
Indonesia	4,187,722	6,203,619	—	10,391,341
Luxembourg	1,721,395	—	—	1,721,395
Malaysia	—	705,602	—	705,602
Mexico	11,764,652	—	—	11,764,652
Pakistan	—	1,642,467	—	1,642,467
Portugal	—	2,276,901	—	2,276,901
Russia	3,941,079	19,713,905	—	23,654,984
South Africa	—	15,200,786	—	15,200,786
South Korea	—	42,165,656	—	42,165,656
Taiwan	—	14,280,504	—	14,280,504
Thailand	—	4,082,063	—	4,082,063
Turkey	—	5,861,092	—	5,861,092
United Kingdom	—	6,644,664	—	6,644,664
Short-Term Investments
Investment Company	4,609,677	—	—	4,609,677
Repurchase Agreements	—	1,837,868	—	1,837,868

Total Assets	$65,740,569	$213,362,709	$—	$279,103,278

Total Liabilities	$—	$—	$—	$—

Total	$65,740,569	$213,362,709	$—	$279,103,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,691,727
Aggregate gross unrealized depreciation	(93,502,254)

Net unrealized depreciation	$(84,810,527)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$363,913,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (60.4%)
iShares Core MSCI EAFE ETF	160,050	$7,984,894
iShares Core S&P 500 ETF	17,640	4,558,176
iShares Core S&P Mid-Cap ETF	25,931	3,730,434
iShares Russell 2000 ETF	14,879	1,703,050
SPDR S&P 500 ETF Trust	17,691	4,559,855

Total Equity		22,536,409

Fixed Income (31.4%)
Vanguard Intermediate-Term Corporate Bond ETF	134,341	11,699,758

Total Exchange Traded Funds (91.8%) (Cost $39,191,505)		34,236,167

SHORT-TERM INVESTMENT:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	1,117,462	1,117,574

Total Short-Term Investment (3.0%) (Cost $1,117,574)		1,117,574

Total Investments in Securities (94.8%) (Cost $40,309,079)		35,353,741
Other Assets Less Liabilities (5.2%)		1,942,073

Net Assets (100%)		$37,295,814

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(139)	6/2020	USD	(17,859,415)	(590,914)

					(590,914)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$34,236,167	$—	$—	$34,236,167
Short-Term Investment
Investment Company	1,117,574	—	—	1,117,574

Total Assets	$35,353,741	$—	$—	$35,353,741

Liabilities:
Futures	$(590,914)	$—	$—	$(590,914)

Total Liabilities	$(590,914)	$—	$—	$(590,914)

Total	$34,762,827	$—	$—	$34,762,827

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,546,279)

Net unrealized depreciation	$(5,546,279)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$40,309,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	12,778	$372,479
CenturyLink, Inc.	1,719	16,262
Verizon Communications, Inc.	7,247	389,381

		778,122

Entertainment (0.4%)
Activision Blizzard, Inc.*	1,343	79,882
Electronic Arts, Inc.*	516	51,688
Live Nation Entertainment, Inc.*	260	11,819
Netflix, Inc.*	772	289,886
Take-Two Interactive Software, Inc.*	198	23,485
Walt Disney Co. (The)	3,156	304,869

		761,629

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	524	608,862
Alphabet, Inc., Class C*	523	608,149
Facebook, Inc., Class A*	4,209	702,061
Twitter, Inc.*	1,353	33,230

		1,952,302

Media (0.3%)
Charter Communications, Inc., Class A*	274	119,549
Comcast Corp., Class A	7,966	273,871
Discovery, Inc., Class A(x)*	275	5,346
Discovery, Inc., Class C*	604	10,594
DISH Network Corp., Class A*	443	8,856
Fox Corp., Class A	620	14,651
Fox Corp., Class B	283	6,475
Interpublic Group of Cos., Inc. (The)	678	10,977
News Corp., Class A	671	6,022
Omnicom Group, Inc.	381	20,917
ViacomCBS, Inc.	942	13,197

		490,455

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	554	46,481

Total Communication Services		4,028,989

Consumer Discretionary (1.9%)
Auto Components (0.0%)
Aptiv plc	449	22,109
BorgWarner, Inc.	361	8,797

		30,906

Automobiles (0.1%)
Ford Motor Co.	6,861	33,138
General Motors Co.	2,200	45,716
Harley-Davidson, Inc.	275	5,206

		84,060

Distributors (0.0%)
Genuine Parts Co.	256	17,236
LKQ Corp.*	539	11,055

		28,291

Diversified Consumer Services (0.0%)
H&R Block, Inc.	351	4,942

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.(x)	701	9,232
Chipotle Mexican Grill, Inc.*	45	29,448
Darden Restaurants, Inc.	215	11,709
Hilton Worldwide Holdings, Inc.	502	34,257
Las Vegas Sands Corp.	593	25,185
Marriott International, Inc., Class A	479	35,834
McDonald’s Corp.	1,327	219,419
MGM Resorts International	912	10,762
Norwegian Cruise Line Holdings Ltd.*	377	4,132
Royal Caribbean Cruises Ltd.	301	9,683
Starbucks Corp.	2,049	134,701
Wynn Resorts Ltd.	170	10,232
Yum! Brands, Inc.	533	36,527

		571,121

Household Durables (0.1%)
DR Horton, Inc.	589	20,026
Garmin Ltd.	253	18,965
Leggett & Platt, Inc.	230	6,136
Lennar Corp., Class A	498	19,024
Mohawk Industries, Inc.*	105	8,005
Newell Brands, Inc.	667	8,858
NVR, Inc.*	6	15,415
PulteGroup, Inc.	451	10,066
Whirlpool Corp.	111	9,524

		116,019

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	729	1,421,346
Booking Holdings, Inc.*	75	100,899
eBay, Inc.	1,264	37,996
Expedia Group, Inc.	245	13,786

		1,574,027

Leisure Products (0.0%)
Hasbro, Inc.	206	14,739

Multiline Retail (0.1%)
Dollar General Corp.	463	69,918
Dollar Tree, Inc.*	414	30,416
Kohl’s Corp.	279	4,071
Macy’s, Inc.	541	2,656
Nordstrom, Inc.	187	2,868
Target Corp.	914	84,975

		194,904

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	125	11,665
AutoZone, Inc.*	39	32,994
Best Buy Co., Inc.	406	23,142
CarMax, Inc.*	290	15,611
Gap, Inc. (The)	375	2,640
Home Depot, Inc. (The)	1,912	356,989
L Brands, Inc.	407	4,705
Lowe’s Cos., Inc.	1,312	112,898
O’Reilly Automotive, Inc.*	134	40,341
Ross Stores, Inc.	661	57,487
Tiffany & Co.	190	24,605
TJX Cos., Inc. (The)	2,117	101,214
Tractor Supply Co.	209	17,671
Ulta Beauty, Inc.*	103	18,097

		820,059

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	266	2,870
Hanesbrands, Inc.	633	4,982
NIKE, Inc., Class B	2,203	182,276
PVH Corp.	130	4,893
Ralph Lauren Corp.	91	6,082
Tapestry, Inc.	502	6,501
Under Armour, Inc., Class A*	329	3,030
Under Armour, Inc., Class C*	340	2,740
VF Corp.	572	30,934

		244,308

Total Consumer Discretionary		3,683,376

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	319	17,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	6,774	$299,750
Constellation Brands, Inc., Class A	293	42,004
Molson Coors Beverage Co., Class B	329	12,834
Monster Beverage Corp.*	678	38,144
PepsiCo, Inc.	2,457	295,086

		705,526

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	777	221,546
Kroger Co. (The)	1,399	42,138
Sysco Corp.	899	41,021
Walgreens Boots Alliance, Inc.	1,329	60,802
Walmart, Inc.	2,453	278,710

		644,217

Food Products (0.2%)
Archer-Daniels-Midland Co.	975	34,300
Campbell Soup Co.	295	13,617
Conagra Brands, Inc.	852	24,998
General Mills, Inc.	1,057	55,778
Hershey Co. (The)	261	34,582
Hormel Foods Corp.	486	22,667
JM Smucker Co. (The)	200	22,200
Kellogg Co.	435	26,096
Kraft Heinz Co. (The)	1,089	26,942
Lamb Weston Holdings, Inc.	255	14,561
McCormick & Co., Inc. (Non- Voting)	215	30,360
Mondelez International, Inc., Class A	2,449	122,646
Tyson Foods, Inc., Class A	516	29,861

		458,608

Household Products (0.4%)
Church & Dwight Co., Inc.	433	27,790
Clorox Co. (The)	220	38,115
Colgate-Palmolive Co.	1,533	101,730
Kimberly-Clark Corp.	573	73,269
Procter & Gamble Co. (The)	4,372	480,920

		721,824

Personal Products (0.0%)
Coty, Inc., Class A	515	2,657
Estee Lauder Cos., Inc. (The), Class A	387	61,665

		64,322

Tobacco (0.2%)
Altria Group, Inc.	3,213	124,247
Philip Morris International, Inc.	2,748	200,494

		324,741

Total Consumer Staples		2,919,238

Energy (0.5%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,136	11,928
Halliburton Co.	1,534	10,508
Helmerich & Payne, Inc.	192	3,005
National Oilwell Varco, Inc.	675	6,635
Schlumberger Ltd.	2,528	34,102
TechnipFMC plc	735	4,954

		71,132

Oil, Gas & Consumable Fuels (0.5%)
Apache Corp.	658	2,751
Cabot Oil & Gas Corp.	733	12,600
Chevron Corp.	3,311	239,915
Concho Resources, Inc.	352	15,083
ConocoPhillips	1,848	56,919
Devon Energy Corp.	708	4,892
Diamondback Energy, Inc.	285	7,467
EOG Resources, Inc.	1,016	36,495
Exxon Mobil Corp.	7,382	280,295
Hess Corp.	453	15,085
HollyFrontier Corp.	265	6,495
Kinder Morgan, Inc.	3,409	47,453
Marathon Oil Corp.	1,408	4,632
Marathon Petroleum Corp.	1,153	27,234
Noble Energy, Inc.	837	5,056
Occidental Petroleum Corp.(x)	1,566	18,134
ONEOK, Inc.	723	15,769
Phillips 66	785	42,115
Pioneer Natural Resources Co.	293	20,554
Valero Energy Corp.	726	32,931
Williams Cos., Inc. (The)	2,122	30,026

		921,901

Total Energy		993,033

Financials (2.1%)
Banks (0.8%)
Bank of America Corp.	14,201	301,487
Citigroup, Inc.	3,855	162,373
Citizens Financial Group, Inc.	782	14,709
Comerica, Inc.	262	7,687
Fifth Third Bancorp	1,102	16,365
First Republic Bank	295	24,273
Huntington Bancshares, Inc.	1,819	14,934
JPMorgan Chase & Co.	5,501	495,255
KeyCorp	1,757	18,220
M&T Bank Corp.	234	24,203
People’s United Financial, Inc.	698	7,713
PNC Financial Services Group, Inc. (The)	745	71,311
Regions Financial Corp.	1,439	12,908
SVB Financial Group*	90	13,597
Truist Financial Corp.	2,253	69,482
US Bancorp	2,416	83,231
Wells Fargo & Co.	6,804	195,275
Zions Bancorp NA	310	8,296

		1,541,319

Capital Markets (0.5%)
Ameriprise Financial, Inc.	249	25,518
Bank of New York Mellon Corp. (The)	1,561	52,574
BlackRock, Inc.	206	90,634
Cboe Global Markets, Inc.	195	17,404
Charles Schwab Corp. (The)	1,950	65,559
CME Group, Inc.	637	110,144
E*TRADE Financial Corp.	397	13,625
Franklin Resources, Inc.	494	8,245
Goldman Sachs Group, Inc. (The)	549	84,870
Intercontinental Exchange, Inc.	936	75,582
Invesco Ltd.	674	6,120
MarketAxess Holdings, Inc.	66	21,950
Moody’s Corp.	285	60,277
Morgan Stanley	2,116	71,944
MSCI, Inc.	148	42,766
Nasdaq, Inc.	202	19,180
Northern Trust Corp.	376	28,373
Raymond James Financial, Inc.	216	13,651
S&P Global, Inc.	416	101,941
State Street Corp.	693	36,916
T. Rowe Price Group, Inc.	413	40,329

		987,602

Consumer Finance (0.1%)
American Express Co.	1,157	99,051
Capital One Financial Corp.	773	38,975
Discover Financial Services	557	19,868
Synchrony Financial	920	14,803

		172,697

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	3,427	626,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.4%)
Aflac, Inc.	1,297	$44,409
Allstate Corp. (The)	538	49,351
American International Group, Inc.	1,523	36,933
Aon plc	423	69,812
Arthur J Gallagher & Co.	326	26,572
Assurant, Inc.	107	11,138
Chubb Ltd.	813	90,804
Cincinnati Financial Corp.	266	20,070
Everest Re Group Ltd.	71	13,662
Globe Life, Inc.	176	12,667
Hartford Financial Services Group, Inc. (The)	633	22,307
Lincoln National Corp.	351	9,238
Loews Corp.	455	15,848
Marsh & McLennan Cos., Inc.	887	76,690
MetLife, Inc.	1,292	39,496
Principal Financial Group, Inc.	454	14,228
Progressive Corp. (The)	1,024	75,612
Prudential Financial, Inc.	704	36,706
Travelers Cos., Inc. (The)	456	45,303
Unum Group	365	5,479
Willis Towers Watson plc	226	38,386
WR Berkley Corp.	240	12,521

		767,232

Total Financials		4,095,408

Health Care (3.0%)
Biotechnology (0.5%)
AbbVie, Inc.	2,614	199,161
Alexion Pharmaceuticals, Inc.*	393	35,287
Amgen, Inc.	1,052	213,272
Biogen, Inc.*	308	97,445
Gilead Sciences, Inc.	2,240	167,462
Incyte Corp.*	313	22,921
Regeneron Pharmaceuticals, Inc.*	140	68,361
Vertex Pharmaceuticals, Inc.*	450	107,078

		910,987

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	3,107	245,173
ABIOMED, Inc.*	79	11,468
Align Technology, Inc.*	127	22,092
Baxter International, Inc.	894	72,584
Becton Dickinson and Co.	459	105,464
Boston Scientific Corp.*	2,439	79,585
Cooper Cos., Inc. (The)	87	23,983
Danaher Corp.	1,133	156,819
Dentsply Sirona, Inc.	392	15,221
Edwards Lifesciences Corp.*	364	68,658
Hologic, Inc.*	468	16,427
IDEXX Laboratories, Inc.*	151	36,578
Intuitive Surgical, Inc.*	202	100,032
Medtronic plc	2,362	213,005
ResMed, Inc.	252	37,117
STERIS plc	151	21,135
Stryker Corp.	562	93,567
Teleflex, Inc.	81	23,722
Varian Medical Systems, Inc.*	159	16,323
Zimmer Biomet Holdings, Inc.	359	36,288

		1,395,241

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	266	23,541
Anthem, Inc.	432	98,081
Cardinal Health, Inc.	522	25,025
Centene Corp.*	1,021	60,658
Cigna Corp.	640	113,395
CVS Health Corp.	2,310	137,052
DaVita, Inc.*	170	12,930
HCA Healthcare, Inc.	466	41,870
Henry Schein, Inc.*	260	13,135
Humana, Inc.	225	70,655
Laboratory Corp. of America Holdings*	171	21,613
McKesson Corp.	295	39,902
Quest Diagnostics, Inc.	236	18,951
UnitedHealth Group, Inc.	1,658	413,472
Universal Health Services, Inc., Class B	142	14,069

		1,104,349

Health Care Technology (0.0%)
Cerner Corp.	557	35,085

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	542	38,818
Illumina, Inc.*	257	70,192
IQVIA Holdings, Inc.*	319	34,408
Mettler-Toledo International, Inc.*	43	29,692
PerkinElmer, Inc.	194	14,604
Thermo Fisher Scientific, Inc.	707	200,505
Waters Corp.*	117	21,300

		409,519

Pharmaceuticals (1.0%)
Allergan plc	574	101,655
Bristol-Myers Squibb Co.	4,140	230,763
Eli Lilly & Co.	1,455	201,838
Johnson & Johnson	4,600	603,198
Merck & Co., Inc.	4,471	343,999
Mylan NV*	903	13,464
Perrigo Co. plc	238	11,445
Pfizer, Inc.	9,708	316,869
Zoetis, Inc.	836	98,389

		1,921,620

Total Health Care		5,776,801

Industrials (1.6%)
Aerospace & Defense (0.4%)
Arconic, Inc.	678	10,889
Boeing Co. (The)	945	140,937
General Dynamics Corp.	410	54,247
Huntington Ingalls Industries, Inc.	72	13,119
L3Harris Technologies, Inc.	402	72,408
Lockheed Martin Corp.	441	149,477
Northrop Grumman Corp.	263	79,571
Raytheon Co.	488	64,001
Textron, Inc.	403	10,748
TransDigm Group, Inc.	87	27,857
United Technologies Corp.	1,440	135,835

		759,089

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	237	15,690
Expeditors International of Washington, Inc.	299	19,949
FedEx Corp.	420	50,929
United Parcel Service, Inc., Class B	1,223	114,253

		200,821

Airlines (0.0%)
Alaska Air Group, Inc.	216	6,149
American Airlines Group, Inc.(x)	694	8,460
Delta Air Lines, Inc.	1,014	28,929
Southwest Airlines Co.	893	31,800
United Airlines Holdings, Inc.*	387	12,210

		87,548

Building Products (0.1%)
Allegion plc	164	15,091
AO Smith Corp.	242	9,150
Fortune Brands Home & Security, Inc.	245	10,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	1,279	$34,482
Masco Corp.	507	17,527
Trane Technologies plc	405	33,449

		120,295

Commercial Services & Supplies (0.1%)
Cintas Corp.	145	25,117
Copart, Inc.*	353	24,187
Republic Services, Inc.	371	27,847
Rollins, Inc.	247	8,927
Waste Management, Inc.	684	63,311

		149,389

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	237	18,787
Quanta Services, Inc.	249	7,901

		26,688

Electrical Equipment (0.1%)
AMETEK, Inc.	400	28,808
Eaton Corp. plc	690	53,606
Emerson Electric Co.	1,011	48,174
Rockwell Automation, Inc.	205	30,937

		161,525

Industrial Conglomerates (0.2%)
3M Co.	1,015	138,558
General Electric Co.	15,562	123,562
Honeywell International, Inc.	1,234	165,097
Roper Technologies, Inc.	182	56,749

		483,966

Machinery (0.3%)
Caterpillar, Inc.	943	109,426
Cummins, Inc.	247	33,424
Deere & Co.	551	76,126
Dover Corp.	255	21,405
Flowserve Corp.	230	5,495
Fortive Corp.	517	28,533
IDEX Corp.	133	18,369
Illinois Tool Works, Inc.	491	69,781
Ingersoll Rand, Inc.*	606	15,029
PACCAR, Inc.	606	37,045
Parker-Hannifin Corp.	225	29,189
Pentair plc	294	8,749
Snap-on, Inc.	97	10,555
Stanley Black & Decker, Inc.	266	26,600
Westinghouse Air Brake Technologies Corp.	319	15,353
Xylem, Inc.	315	20,516

		525,595

Professional Services (0.1%)
Equifax, Inc.	212	25,323
IHS Markit Ltd.	702	42,120
Nielsen Holdings plc	622	7,800
Robert Half International, Inc.	206	7,777
Verisk Analytics, Inc.	286	39,863

		122,883

Road & Rail (0.2%)
CSX Corp.	1,340	76,782
JB Hunt Transport Services, Inc.	150	13,834
Kansas City Southern	176	22,384
Norfolk Southern Corp.	474	69,204
Old Dominion Freight Line, Inc.	165	21,658
Union Pacific Corp.	1,223	172,492

		376,354

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,005	31,406
United Rentals, Inc.*	135	13,892
WW Grainger, Inc.	77	19,134

		64,432

Total Industrials		3,078,585

Information Technology (5.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	95	19,242
Cisco Systems, Inc.	7,434	292,230
F5 Networks, Inc.*	105	11,196
Juniper Networks, Inc.	605	11,580
Motorola Solutions, Inc.	290	38,547

		372,795

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	521	37,971
CDW Corp.	253	23,597
Corning, Inc.	1,367	28,078
FLIR Systems, Inc.	238	7,590
IPG Photonics Corp.*	62	6,837
Keysight Technologies, Inc.*	328	27,447
TE Connectivity Ltd.	588	37,032
Zebra Technologies Corp., Class A*	95	17,442

		185,994

IT Services (1.1%)
Accenture plc, Class A	1,091	178,117
Akamai Technologies, Inc.*	289	26,441
Alliance Data Systems Corp.	72	2,423
Automatic Data Processing, Inc.	733	100,187
Broadridge Financial Solutions, Inc.	200	18,966
Cognizant Technology Solutions Corp., Class A	1,006	46,749
DXC Technology Co.	459	5,990
Fidelity National Information Services, Inc.	1,074	130,641
Fiserv, Inc.*	1,000	94,990
FleetCor Technologies, Inc.*	152	28,354
Gartner, Inc.*	158	15,732
Global Payments, Inc.	525	75,721
International Business Machines Corp.	1,566	173,716
Jack Henry & Associates, Inc.	135	20,957
Leidos Holdings, Inc.	237	21,721
Mastercard, Inc., Class A	1,562	377,317
Paychex, Inc.	560	35,235
PayPal Holdings, Inc.*	2,072	198,373
VeriSign, Inc.*	182	32,776
Visa, Inc., Class A	3,001	483,521
Western Union Co. (The)	742	13,453

		2,081,380

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	1,999	90,915
Analog Devices, Inc.	647	58,004
Applied Materials, Inc.	1,618	74,137
Broadcom, Inc.	684	162,176
Intel Corp.	7,611	411,907
KLA Corp.	279	40,103
Lam Research Corp.	253	60,720
Maxim Integrated Products, Inc.	475	23,090
Microchip Technology, Inc.	417	28,273
Micron Technology, Inc.*	1,933	81,302
NVIDIA Corp.	1,076	283,634
Qorvo, Inc.*	206	16,610
QUALCOMM, Inc.	2,033	137,532
Skyworks Solutions, Inc.	301	26,903
Texas Instruments, Inc.	1,641	163,985
Xilinx, Inc.	442	34,449

		1,693,740

Software (1.7%)
Adobe, Inc.*	853	271,459
ANSYS, Inc.*	147	34,173
Autodesk, Inc.*	385	60,098
Cadence Design Systems, Inc.*	491	32,426
Citrix Systems, Inc.	174	24,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	248	$25,090
Intuit, Inc.	455	104,650
Microsoft Corp.	13,342	2,104,167
NortonLifeLock, Inc.	995	18,616
Oracle Corp.	3,777	182,542
Paycom Software, Inc.*	80	16,161
salesforce.com, Inc.*	1,561	224,753
ServiceNow, Inc.*	337	96,577
Synopsys, Inc.*	263	33,872

		3,229,214

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	7,307	1,858,097
Hewlett Packard Enterprise Co.	2,286	22,197
HP, Inc.	2,596	45,067
NetApp, Inc.	417	17,385
Seagate Technology plc	415	20,252
Western Digital Corp.	518	21,559
Xerox Holdings Corp.	333	6,307

		1,990,864

Total Information Technology		9,553,987

Materials (0.5%)
Chemicals (0.3%)
Air Products & Chemicals, Inc.	386	77,049
Albemarle Corp.	186	10,485
Celanese Corp.	217	15,926
CF Industries Holdings, Inc.	382	10,390
Corteva, Inc.	1,311	30,809
Dow, Inc.	1,301	38,041
DuPont de Nemours, Inc.	1,305	44,501
Eastman Chemical Co.	240	11,179
Ecolab, Inc.	438	68,254
FMC Corp.	228	18,625
International Flavors & Fragrances, Inc.(x)	187	19,089
Linde plc	948	164,004
LyondellBasell Industries NV, Class A	452	22,433
Mosaic Co. (The)	621	6,719
PPG Industries, Inc.	414	34,610
Sherwin-Williams Co. (The)	144	66,171

		638,285

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	109	20,626
Vulcan Materials Co.	232	25,072

		45,698

Containers & Packaging (0.1%)
Amcor plc	2,845	23,101
Avery Dennison Corp.	147	14,975
Ball Corp.	581	37,568
International Paper Co.	688	21,417
Packaging Corp. of America	166	14,414
Sealed Air Corp.	271	6,696
Westrock Co.	450	12,717

		130,888

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,540	17,145
Newmont Corp.	1,433	64,886
Nucor Corp.	531	19,127

		101,158

Total Materials		916,029

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	198	27,138
American Tower Corp. (REIT)	768	167,232
Apartment Investment & Management Co. (REIT), Class A	260	9,139
AvalonBay Communities, Inc. (REIT)	245	36,057
Boston Properties, Inc. (REIT)	252	23,242
Crown Castle International Corp. (REIT)	741	107,000
Digital Realty Trust, Inc. (REIT)	463	64,315
Duke Realty Corp. (REIT)	633	20,497
Equinix, Inc. (REIT)	147	91,812
Equity Residential (REIT)	610	37,643
Essex Property Trust, Inc. (REIT)	115	25,328
Extra Space Storage, Inc. (REIT)	225	21,546
Federal Realty Investment Trust (REIT)	122	9,102
Healthpeak Properties, Inc. (REIT)	860	20,511
Host Hotels & Resorts, Inc. (REIT)	1,278	14,109
Iron Mountain, Inc. (REIT)	503	11,971
Kimco Realty Corp. (REIT)	739	7,146
Mid-America Apartment Communities, Inc. (REIT)	200	20,606
Prologis, Inc. (REIT)	1,319	106,008
Public Storage (REIT)	263	52,234
Realty Income Corp. (REIT)	545	27,174
Regency Centers Corp. (REIT)	293	11,260
SBA Communications Corp. (REIT)	198	53,454
Simon Property Group, Inc. (REIT)	504	27,650
SL Green Realty Corp. (REIT)	144	6,206
UDR, Inc. (REIT)	513	18,745
Ventas, Inc. (REIT)	652	17,474
Vornado Realty Trust (REIT)	278	10,066
Welltower, Inc. (REIT)	710	32,504
Weyerhaeuser Co. (REIT)	1,305	22,120

		1,099,289

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	589	22,211

Total Real Estate		1,121,500

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	416	20,089
American Electric Power Co., Inc.	886	70,862
Duke Energy Corp.	1,297	104,901
Edison International	627	34,353
Entergy Corp.	348	32,702
Evergy, Inc.	444	24,442
Eversource Energy	567	44,345
Exelon Corp.	1,701	62,614
FirstEnergy Corp.	945	37,866
NextEra Energy, Inc.	864	207,896
NRG Energy, Inc.	443	12,076
Pinnacle West Capital Corp.	196	14,855
PPL Corp.	1,265	31,220
Southern Co. (The)	1,836	99,401
Xcel Energy, Inc.	919	55,416

		853,038

Gas Utilities (0.0%)
Atmos Energy Corp.	207	20,541

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,162	15,803

Multi-Utilities (0.2%)
Ameren Corp.	430	31,317
CenterPoint Energy, Inc.	879	13,581
CMS Energy Corp.	497	29,199
Consolidated Edison, Inc.	582	45,396
Dominion Energy, Inc.	1,465	105,758
DTE Energy Co.	317	30,106
NiSource, Inc.	653	16,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	886	$39,790
Sempra Energy	482	54,461
WEC Energy Group, Inc.	552	48,648

		414,561

Water Utilities (0.0%)
American Water Works Co., Inc.	317	37,900

Total Utilities		1,341,843

Total Common Stocks (19.5%) (Cost $44,084,797)		37,508,789

EXCHANGE TRADED FUNDS (ETF):
Equity (28.5%)
iShares Core MSCI EAFE ETF	687,750	34,311,848
iShares Core S&P Mid-Cap ETF	98,511	14,171,792
iShares Russell 2000 ETF(x)	53,232	6,092,935
SPDR S&P 500 ETF Trust(x)	540	139,185

Total Exchange Traded Funds (28.5%) (Cost $67,053,531)		54,715,760

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (45.2%)
U.S. Treasury Notes
1.875%, 9/30/22	$3,865,000	4,019,031
2.625%, 2/28/23	6,015,000	6,421,111
1.750%, 5/15/23	9,095,000	9,499,931
2.125%, 11/30/23	4,835,000	5,148,804
2.750%, 2/15/24	5,470,000	5,974,152
2.500%, 5/15/24	6,125,000	6,660,821
2.375%, 8/15/24	10,020,000	10,891,486
2.250%, 11/15/24	6,015,000	6,527,591
2.000%, 2/15/25	7,145,000	7,692,232
2.250%, 11/15/25	8,500,000	9,330,270
1.625%, 2/15/26	4,780,000	5,086,410
2.250%, 2/15/27(x)	8,495,000	9,462,806

Total U.S. Treasury Obligations		86,714,645

Total Long-Term Debt Securities (45.2%) (Cost $81,414,582)		86,714,645

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	561,437	561,493

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.9%)
Bofa Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, 6.250%, maturing 8/15/23; total market value $5,100,010.(xx)	$5,000,000	5,000,000
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $3,000,002, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $3,060,000.(xx)	3,000,000	3,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,500,006, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,530,000.(xx)	1,500,000	1,500,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,781,864, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,817,502.(xx)	1,781,864	1,781,864
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		13,281,864

Total Short-Term Investments (7.2%) (Cost $13,843,357)		13,843,357

Total Investments in Securities (100.4%) (Cost $206,396,267)		192,782,551
Other Assets Less Liabilities (-0.4%)		(716,346)

Net Assets (100%)		$192,066,205

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $14,616,300. This was collateralized by $1,686,702 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $13,281,864 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(422)	6/2020	USD	(32,901,230)	(1,774,614)
Russell 2000 E-Mini Index	(116)	6/2020	USD	(6,656,080)	(243,875)
S&P 500 E-Mini Index	(282)	6/2020	USD	(36,232,770)	(1,043,035)
S&P Midcap 400 E-Mini Index	(103)	6/2020	USD	(14,809,340)	(386,099)

					(3,447,623)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Interactive Media & Services (9.6%)
Alphabet, Inc., Class A*	11,642	$13,527,422
Alphabet, Inc., Class C*	11,639	13,533,945
Facebook, Inc., Class A*	173,036	28,862,405

Total Communication Services		55,923,772

Consumer Discretionary (21.0%)
Hotels, Restaurants & Leisure (6.2%)
Starbucks Corp.	174,403	11,465,253
Yum China Holdings, Inc.	438,604	18,697,689
Yum! Brands, Inc.	87,674	6,008,299

		36,171,241

Internet & Direct Marketing Retail (13.3%)
Alibaba Group Holding Ltd. (ADR)*	181,915	35,378,829
Amazon.com, Inc.*	21,391	41,706,461

		77,085,290

Textiles, Apparel & Luxury Goods (1.5%)
Under Armour, Inc., Class A*	944,624	8,699,987

Total Consumer Discretionary		121,956,518

Consumer Staples (6.9%)
Beverages (4.6%)
Monster Beverage Corp.*	475,773	26,766,989

Food Products (0.4%)
Danone SA (ADR)	168,879	2,150,674

Household Products (1.9%)
Colgate-Palmolive Co.	126,698	8,407,679
Procter & Gamble Co. (The)	22,490	2,473,900

		10,881,579

Total Consumer Staples		39,799,242

Energy (0.7%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	294,005	3,966,127

Total Energy		3,966,127

Financials (5.7%)
Capital Markets (5.7%)
FactSet Research Systems, Inc.	40,534	10,566,403
MSCI, Inc.	38,365	11,085,951
SEI Investments Co.	249,209	11,548,345

Total Financials		33,200,699

Health Care (19.8%)
Biotechnology (7.4%)
Amgen, Inc.	32,688	6,626,838
BioMarin Pharmaceutical, Inc.*	120,577	10,188,757
Regeneron Pharmaceuticals, Inc.*	53,803	26,271,467

		43,087,062

Health Care Equipment & Supplies (1.1%)
Intuitive Surgical, Inc.*	3,466	1,716,398
Varian Medical Systems, Inc.*	44,943	4,613,848

		6,330,246

Health Care Technology (2.4%)
Cerner Corp.	217,511	13,701,018

Life Sciences Tools & Services (0.8%)
Illumina, Inc.*	17,832	4,870,276

Pharmaceuticals (8.1%)
Merck & Co., Inc.	50,135	3,857,387
Novartis AG (ADR)	125,517	10,348,876
Novo Nordisk A/S (ADR)(x)	221,014	13,305,043
Roche Holding AG (ADR)	482,317	19,567,601

		47,078,907

Total Health Care		115,067,509

Industrials (6.6%)
Aerospace & Defense (1.3%)
Boeing Co. (The)	50,553	7,539,475

Air Freight & Logistics (3.3%)
Expeditors International of Washington, Inc.	291,517	19,450,014

Machinery (2.0%)
Deere & Co.	83,837	11,582,920

Total Industrials		38,572,409

Information Technology (29.0%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	304,220	11,958,888

IT Services (5.7%)
Automatic Data Processing, Inc.	36,784	5,027,637
Visa, Inc., Class A	175,641	28,299,278

		33,326,915

Semiconductors & Semiconductor Equipment (5.9%)
NVIDIA Corp.	89,786	23,667,590
QUALCOMM, Inc.	156,663	10,598,252

		34,265,842

Software (15.3%)
Autodesk, Inc.*	161,493	25,209,057
Microsoft Corp.	108,577	17,123,679
Oracle Corp.	541,085	26,150,638
salesforce.com, Inc.*	79,484	11,444,106
Workday, Inc., Class A*	70,422	9,170,353

		89,097,833

Total Information Technology		168,649,478

Total Common Stocks (99.3%) (Cost $374,510,078)		577,135,754

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,300,005, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,326,000.(xx)	1,300,000	1,300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,125,663, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $1,148,177.(xx)	$1,125,663	$1,125,663

Total Repurchase Agreements		4,425,663

Total Short-Term Investments (0.8%) (Cost $4,425,663)		4,425,663

Total Investments in Securities (100.1%) (Cost $378,935,741)		581,561,417
Other Assets Less Liabilities (-0.1%)		(506,849)

Net Assets (100%)		$581,054,568

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $4,332,112. This was collateralized by cash of $4,425,663 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

China	9.3%
Denmark	2.3
France	0.4
Switzerland	5.1
United States	83.0
Cash and Other	(0.1)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$55,923,772	$—	$—	$55,923,772
Consumer Discretionary	121,956,518	—	—	121,956,518
Consumer Staples	39,799,242	—	—	39,799,242
Energy	3,966,127	—	—	3,966,127
Financials	33,200,699	—	—	33,200,699
Health Care	115,067,509	—	—	115,067,509
Industrials	38,572,409	—	—	38,572,409
Information Technology	168,649,478	—	—	168,649,478
Short-Term Investments
Repurchase Agreements	—	4,425,663	—	4,425,663

Total Assets	$577,135,754	$4,425,663	$—	$581,561,417

Total Liabilities	$—	$—	$—	$—

Total	$577,135,754	$4,425,663	$—	$581,561,417

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,333,792
Aggregate gross unrealized depreciation	(27,137,760)

Net unrealized appreciation	$202,196,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$379,365,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Brambles Ltd.	768,659	$5,072,760
Oil Search Ltd.	2,123,764	3,230,670

		8,303,430

Brazil (0.3%)
Ambev SA (ADR)*	1,250,723	2,876,663

Canada (5.9%)
Agnico Eagle Mines Ltd.	224,943	8,979,818
Canadian National Railway Co.	305,837	23,742,126
Element Fleet Management Corp.	1,065,537	6,784,063
Franco-Nevada Corp.	75,787	7,572,238
Ritchie Bros Auctioneers, Inc.	407,245	13,948,134

		61,026,379

China (3.8%)
51job, Inc. (ADR)*	71,838	4,410,135
Alibaba Group Holding Ltd. (ADR)*	45,787	8,904,656
China Resources Beer Holdings Co. Ltd.	1,244,000	5,646,622
China Resources Gas Group Ltd.	590,000	2,961,945
Tencent Holdings Ltd.	349,600	17,047,046

		38,970,404

Czech Republic (0.1%)
Komercni banka A/S*	80,565	1,529,887

Denmark (1.2%)
Novo Nordisk A/S, Class B	199,742	12,048,726

France (18.1%)
Air Liquide SA	148,401	19,021,597
Danone SA	386,190	24,907,189
Dassault Systemes SE	17,369	2,575,768
EssilorLuxottica SA	176,570	19,050,131
Kering SA	21,554	11,246,767
Legrand SA	83,765	5,382,710
L’Oreal SA	116,812	30,661,521
LVMH Moet Hennessy Louis Vuitton SE	87,829	32,601,729
Pernod Ricard SA	132,176	18,800,565
Schneider Electric SE	272,982	23,503,359

		187,751,336

Germany (7.5%)
Bayer AG (Registered)	269,262	15,805,746
Brenntag AG	168,086	6,350,219
GEA Group AG	341,145	7,024,673
SAP SE	326,446	37,493,358
Symrise AG	117,463	11,124,396

		77,798,392

Hong Kong (3.5%)
AIA Group Ltd.	4,097,369	36,861,167

India (3.2%)
Adani Ports & Special Economic Zone Ltd.	807,838	2,640,362
HDFC Bank Ltd.	1,480,604	16,659,185
Infosys Ltd. (ADR)	856,782	7,034,180
ITC Ltd.	2,933,483	6,579,005

		32,912,732

Ireland (0.8%)
Flutter Entertainment plc	88,846	8,013,008

Israel (0.8%)
Nice Ltd. (ADR)*	54,838	7,872,543

Italy (0.7%)
Prysmian SpA	452,818	7,251,677

Japan (8.7%)
AEON Financial Service Co. Ltd.	482,600	5,162,149
Bandai Namco Holdings, Inc.	151,200	7,338,241
Hitachi Ltd.	651,600	18,967,969
Japan Airport Terminal Co. Ltd.	80,600	3,111,143
Japan Tobacco, Inc.	474,300	8,779,512
Kansai Paint Co. Ltd.	45,500	867,600
Kao Corp.	143,800	11,774,212
Koito Manufacturing Co. Ltd.	127,800	4,325,010
Obic Co. Ltd.	54,100	7,067,436
SoftBank Group Corp.	79,900	2,797,859
Terumo Corp.	466,200	16,032,374
TOTO Ltd.	104,900	3,491,818

		89,715,323

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,865,384	5,111,180
Wal-Mart de Mexico SAB de CV	1,174,302	2,766,645

		7,877,825

Netherlands (1.1%)
Akzo Nobel NV	172,310	11,359,774

Peru (0.5%)
Credicorp Ltd.	33,324	4,767,665

Russia (0.1%)
Yandex NV, Class A*	42,555	1,448,998

Singapore (1.1%)
DBS Group Holdings Ltd.	844,700	11,044,595

South Korea (1.2%)
NAVER Corp.	94,555	13,007,303

Spain (0.7%)
Amadeus IT Group SA	155,292	7,364,792

Switzerland (14.6%)
Alcon, Inc.*	57,582	2,938,526
Nestle SA (Registered)	575,615	59,327,616
Novartis AG (Registered)	310,702	25,677,979
Roche Holding AG	173,818	56,510,669
Sika AG (Registered)	43,814	7,249,308

		151,704,098

Taiwan (4.4%)
Delta Electronics, Inc.	1,309,000	5,216,820
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	841,969	40,237,699

		45,454,519

United Kingdom (11.5%)
Burberry Group plc	329,423	5,389,402
Compass Group plc	474,225	7,409,581
Croda International plc	162,119	8,573,701
Diageo plc	740,897	23,729,948
Experian plc	543,750	15,137,014
Intertek Group plc	73,737	4,309,849
Linde plc	130,879	23,616,396
Reckitt Benckiser Group plc	295,969	22,714,924
Rolls-Royce Holdings plc*	2,001,755	8,424,183

		119,304,998

United States (4.2%)
Accenture plc, Class A	102,377	16,714,069
Mellanox Technologies Ltd.*	75,484	9,157,719
Mettler-Toledo International, Inc.*	10,526	7,268,308
QIAGEN NV*	267,025	10,836,495

		43,976,591

Total Common Stocks (95.6%) (Cost $713,733,493)		990,242,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	29,531,037	$29,533,990

Total Short-Term Investment (2.9%) (Cost $29,533,990)		29,533,990

Total Investments in Securities (98.5%) (Cost $743,267,483)		1,019,776,815
Other Assets Less Liabilities (1.5%)		15,783,151

Net Assets (100%)		$1,035,559,966

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Consumer Staples	$218,564,422	21.1%
Information Technology	159,702,353	15.4
Health Care	147,118,823	14.2
Industrials	133,800,162	12.9
Consumer Discretionary	104,278,525	10.1
Materials	98,364,828	9.5
Financials	87,919,891	8.5
Communication Services	34,301,206	3.3
Investment Company	29,533,990	2.9
Energy	3,230,670	0.3
Utilities	2,961,945	0.3
Cash and Other	15,783,151	1.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$8,303,430	$—	$8,303,430
Brazil	2,876,663	—	—	2,876,663
Canada	61,026,379	—	—	61,026,379
China	13,314,791	25,655,613	—	38,970,404
Czech Republic	—	1,529,887	—	1,529,887
Denmark	—	12,048,726	—	12,048,726
France	—	187,751,336	—	187,751,336
Germany	—	77,798,392	—	77,798,392
Hong Kong	—	36,861,167	—	36,861,167
India	7,034,180	25,878,552	—	32,912,732
Ireland	—	8,013,008	—	8,013,008
Israel	7,872,543	—	—	7,872,543
Italy	—	7,251,677	—	7,251,677
Japan	—	89,715,323	—	89,715,323
Mexico	7,877,825	—	—	7,877,825
Netherlands	—	11,359,774	—	11,359,774
Peru	4,767,665	—	—	4,767,665
Russia	1,448,998	—	—	1,448,998
Singapore	—	11,044,595	—	11,044,595
South Korea	—	13,007,303	—	13,007,303
Spain	—	7,364,792	—	7,364,792
Switzerland	—	151,704,098	—	151,704,098
Taiwan	40,237,699	5,216,820	—	45,454,519
United Kingdom	—	119,304,998	—	119,304,998
United States	33,140,096	10,836,495	—	43,976,591
Short-Term Investment
Investment Company	29,533,990	—	—	29,533,990

Total Assets	$209,130,829	$810,645,986	$—	$1,019,776,815

Total Liabilities	$—	$—	$—	$—

Total	$209,130,829	$810,645,986	$—	$1,019,776,815

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,265,967
Aggregate gross unrealized depreciation	(87,472,911)

Net unrealized appreciation	$272,793,056

Federal income tax cost of investments in securities and derivative instruments, if applicable	$746,983,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
WiseTech Global Ltd.	82,268	$857,868

Canada (2.1%)
Agnico Eagle Mines Ltd.	65,846	2,628,600
Descartes Systems Group, Inc. (The)*	51,124	1,758,625
Fairfax Financial Holdings Ltd.	9,505	2,913,907
Franco-Nevada Corp.	88,058	8,798,291
Thomson Reuters Corp.	27,913	1,901,726

		18,001,149

Denmark (1.2%)
Jyske Bank A/S (Registered)*	49,707	1,241,333
Novozymes A/S, Class B	185,540	8,460,486
Sydbank A/S	65,911	933,678

		10,635,497

Finland (0.1%)
Wartsila OYJ Abp	150,259	1,104,205

France (12.6%)
Cie Generale des Etablissements Michelin SCA	28,224	2,512,088
Danone SA	226,288	14,594,365
Dassault Systemes SE	56,662	8,402,795
EssilorLuxottica SA	32,397	3,495,311
Legrand SA	230,216	14,793,602
L’Oreal SA	72,159	18,940,731
LVMH Moet Hennessy Louis Vuitton SE	8,638	3,206,387
Pernod Ricard SA	148,523	21,125,744
Schneider Electric SE	236,373	20,351,377

		107,422,400

Germany (8.5%)
Deutsche Wohnen SE	317,393	12,126,905
GEA Group AG	217,336	4,475,265
Henkel AG & Co. KGaA (Preference)(q)	236,540	19,289,650
Infineon Technologies AG	262,328	3,929,317
LEG Immobilien AG	36,964	4,176,482
SAP SE	59,047	6,781,735
Symrise AG	114,871	10,878,919
TAG Immobilien AG*	165,773	3,289,607
Vonovia SE	160,503	7,911,394

		72,859,274

Hong Kong (0.0%)
Esprit Holdings Ltd.*	843,050	71,165

Ireland (1.6%)
Kerry Group plc, Class A	80,909	9,275,650
Ryanair Holdings plc (ADR)*	78,392	4,161,831

		13,437,481

Israel (0.4%)
Wix.com Ltd.*	31,410	3,166,756

Japan (22.8%)
Chiba Bank Ltd. (The)	399,000	1,745,482
Disco Corp.	12,200	2,407,640
Ezaki Glico Co. Ltd.	114,500	4,803,616
Hachijuni Bank Ltd. (The)	391,600	1,418,753
Hirose Electric Co. Ltd.	92,700	9,614,764
Ito En Ltd.	252,600	13,381,255
Kansai Paint Co. Ltd.	187,700	3,579,089
Kao Corp.	268,000	21,943,595
Kobayashi Pharmaceutical Co. Ltd.	152,100	14,099,730
Kose Corp.	17,500	2,157,531
Mebuki Financial Group, Inc.	659,300	1,344,357
Nihon Kohden Corp.	277,500	10,448,763
Nissin Foods Holdings Co. Ltd.	39,200	3,271,740
Nomura Research Institute Ltd.	446,500	9,434,227
North Pacific Bank Ltd.	586,900	1,108,972
Obic Co. Ltd.	79,400	10,372,540
Omron Corp.	158,300	8,235,312
Rohto Pharmaceutical Co. Ltd.	251,200	6,885,440
Santen Pharmaceutical Co. Ltd.	685,200	11,801,903
Secom Co. Ltd.	157,600	13,103,234
Shimadzu Corp.	262,900	6,920,293
SMC Corp.	20,900	8,921,626
Sohgo Security Services Co. Ltd.	82,300	4,009,616
Terumo Corp.	231,900	7,974,919
Toyo Suisan Kaisha Ltd.	279,100	13,512,788
Yokogawa Electric Corp.	194,300	2,340,158

		194,837,343

Netherlands (1.8%)
Euronext NV(m)	48,238	3,593,249
Heineken NV	142,635	11,938,277

		15,531,526

South Korea (1.2%)
Samsung Electronics Co. Ltd.	272,196	10,578,656

Spain (1.6%)
Amadeus IT Group SA	285,528	13,541,292

Sweden (0.7%)
Epiroc AB, Class A	248,787	2,466,328
Svenska Handelsbanken AB, Class A*	441,633	3,698,334

		6,164,662

Switzerland (14.3%)
Chocoladefabriken Lindt & Spruengli AG	118	996,927
Cie Financiere Richemont SA (Registered)	82,757	4,535,465
Geberit AG (Registered)	10,179	4,490,327
Givaudan SA (Registered)	10,953	33,958,944
Julius Baer Group Ltd.*	57,270	1,955,256
Nestle SA (Registered)	482,191	49,698,570
Schindler Holding AG	19,837	4,360,245
SGS SA (Registered)	5,723	13,275,284
Sika AG (Registered)	30,172	4,992,152
UBS Group AG (Registered)*	460,720	4,306,096

		122,569,266

Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	456,250	21,804,188

United Kingdom (12.3%)
Compass Group plc	590,177	9,221,286
Croda International plc	44,726	2,365,345
Diageo plc	598,715	19,176,047
Experian plc	328,623	9,148,268
Halma plc	321,899	7,647,875
Hiscox Ltd.	293,106	3,356,109
IMI plc	626,233	5,792,369
Intertek Group plc	141,397	8,264,504
Reckitt Benckiser Group plc	273,259	20,971,985
Rentokil Initial plc	300,005	1,439,904
Spectris plc	177,631	5,396,781
Spirax-Sarco Engineering plc	119,505	12,072,130

		104,852,603

United States (12.3%)
Alphabet, Inc., Class A*	5,093	5,917,811
Analog Devices, Inc.	164,444	14,742,405
ANSYS, Inc.*	81,223	18,881,911
Cadence Design Systems, Inc.*	478,716	31,614,405
Colgate-Palmolive Co.	296,384	19,668,042
Core Laboratories NV	82,755	855,687
Nordson Corp.	50,106	6,767,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	66,655	$6,660,834

		105,108,912

Total Common Stocks (96.2%) (Cost $805,060,901)		822,544,243

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	6,441,571	6,442,215

Total Short-Term Investment (0.7%) (Cost $6,441,608)		6,442,215

Total Investments in Securities (96.9%) (Cost $811,502,509)		828,986,458
Other Assets Less Liabilities (3.1%)		26,414,475

Net Assets (100%)		$855,400,933

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $3,593,249 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Consumer Staples	$285,731,683	33.4%
Information Technology	205,090,377	24.0
Industrials	140,899,658	16.5
Materials	75,661,826	8.9
Health Care	30,225,585	3.5
Financials	27,615,526	3.2
Real Estate	27,504,388	3.2
Consumer Discretionary	23,041,702	2.7
Investment Company	6,442,215	0.7
Communication Services	5,917,811	0.7
Energy	855,687	0.1
Cash and Other	26,414,475	3.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	33,070,854	JPY	3,645,525,000	HSBC Bank plc	8/21/2020	(1,018,418)
USD	7,728,011	JPY	840,000,000	Morgan Stanley	8/21/2020	(126,821)

Net unrealized depreciation						(1,145,239)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$857,868	$—	$857,868
Canada	18,001,149	—	—	18,001,149
Denmark	—	10,635,497	—	10,635,497
Finland	—	1,104,205	—	1,104,205
France	—	107,422,400	—	107,422,400
Germany	—	72,859,274	—	72,859,274
Hong Kong	—	71,165	—	71,165
Ireland	4,161,831	9,275,650	—	13,437,481
Israel	3,166,756	—	—	3,166,756
Japan	—	194,837,343	—	194,837,343
Netherlands	—	15,531,526	—	15,531,526
South Korea	—	10,578,656	—	10,578,656
Spain	—	13,541,292	—	13,541,292
Sweden	—	6,164,662	—	6,164,662
Switzerland	—	122,569,266	—	122,569,266
Taiwan	21,804,188	—	—	21,804,188
United Kingdom	—	104,852,603	—	104,852,603
United States	105,108,912	—	—	105,108,912
Short-Term Investment
Investment Company	6,442,215	—	—	6,442,215

Total Assets	$158,685,051	$670,301,407	$—	$828,986,458

Liabilities:
Forward Currency Contracts	$—	$(1,145,239)	$—	$(1,145,239)

Total Liabilities	$—	$(1,145,239)	$—	$(1,145,239)

Total	$158,685,051	$669,156,168	$—	$827,841,219

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,679,957
Aggregate gross unrealized depreciation	(72,460,011)

Net unrealized appreciation	$15,219,946

Federal income tax cost of investments in securities and derivative instruments, if applicable	$812,621,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Entertainment (4.1%)
Electronic Arts, Inc.*	54,543	$5,463,572
Take-Two Interactive Software, Inc.*	52,128	6,182,902

		11,646,474

Interactive Media & Services (1.7%)
IAC/InterActiveCorp*	27,729	4,969,869

Total Communication Services		16,616,343

Consumer Discretionary (9.1%)
Diversified Consumer Services (2.5%)
Bright Horizons Family Solutions, Inc.*	71,250	7,267,500

Hotels, Restaurants & Leisure (1.0%)
Domino’s Pizza, Inc.	8,483	2,749,086

Multiline Retail (1.2%)
Dollar Tree, Inc.*	48,606	3,571,083

Specialty Retail (4.4%)
Burlington Stores, Inc.*	28,842	4,570,303
O’Reilly Automotive, Inc.*	14,089	4,241,494
Tractor Supply Co.	45,688	3,862,920

		12,674,717

Total Consumer Discretionary		26,262,386

Financials (8.2%)
Capital Markets (6.3%)
MSCI, Inc.	33,108	9,566,887
Nasdaq, Inc.	89,664	8,513,597

		18,080,484

Insurance (1.9%)
Arthur J Gallagher & Co.	68,735	5,602,590

Total Financials		23,683,074

Health Care (14.8%)
Health Care Equipment & Supplies (5.1%)
Masimo Corp.*	37,724	6,681,675
STERIS plc	57,160	8,000,685

		14,682,360

Life Sciences Tools & Services (9.7%)
Bio-Techne Corp.	40,757	7,728,342
ICON plc*	39,406	5,359,216
Mettler-Toledo International, Inc.*	8,252	5,698,089
PerkinElmer, Inc.	124,786	9,393,890

		28,179,537

Total Health Care		42,861,897

Industrials (24.9%)
Aerospace & Defense (2.3%)
L3Harris Technologies, Inc.	36,832	6,634,180

Commercial Services & Supplies (2.6%)
Copart, Inc.*	110,999	7,605,652

Electrical Equipment (2.2%)
AMETEK, Inc.	90,369	6,508,375

Industrial Conglomerates (3.5%)
Roper Technologies, Inc.	32,001	9,978,232

Professional Services (14.3%)
Clarivate Analytics plc*	316,938	6,576,463
CoStar Group, Inc.*	10,265	6,027,711
IHS Markit Ltd.	128,509	7,710,540
TransUnion	86,142	5,700,878
Verisk Analytics, Inc.	60,682	8,457,857
Wolters Kluwer NV	94,715	6,734,219

		41,207,668

Total Industrials		71,934,107

Information Technology (27.4%)
Electronic Equipment, Instruments & Components (1.9%)
Amphenol Corp., Class A	76,481	5,573,935

IT Services (14.1%)
Black Knight, Inc.*	70,645	4,101,649
Fidelity National Information Services, Inc.	87,954	10,698,725
Fiserv, Inc.*	115,527	10,973,910
FleetCor Technologies, Inc.*	12,900	2,406,366
Global Payments, Inc.	87,376	12,602,240

		40,782,890

Semiconductors & Semiconductor Equipment (2.6%)
Monolithic Power Systems, Inc.	44,379	7,431,707

Software (8.8%)
Autodesk, Inc.*	49,713	7,760,199
Cadence Design Systems, Inc.*	194,021	12,813,147
Nice Ltd. (ADR)*	33,108	4,752,985

		25,326,331

Total Information Technology		79,114,863

Materials (2.5%)
Construction Materials (2.5%)
Vulcan Materials Co.	65,915	7,123,434

Total Materials		7,123,434

Real Estate (6.1%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Extra Space Storage, Inc. (REIT)	40,857	3,912,466
SBA Communications Corp. (REIT)	50,619	13,665,612

Total Real Estate		17,578,078

Total Investments in Securities (98.8%) (Cost $316,175,226)		285,174,182
Other Assets Less Liabilities (1.2%)		3,598,310

Net Assets (100%)		$288,772,492

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,616,343	$—	$—	$16,616,343
Consumer Discretionary	26,262,386	—	—	26,262,386
Financials	23,683,074	—	—	23,683,074
Health Care	42,861,897	—	—	42,861,897
Industrials	65,199,888	6,734,219	—	71,934,107
Information Technology	79,114,863	—	—	79,114,863
Materials	7,123,434	—	—	7,123,434
Real Estate	17,578,078	—	—	17,578,078

Total Assets	$278,439,963	$6,734,219	$—	$285,174,182

Total Liabilities	$—	$—	$—	$—

Total	$278,439,963	$6,734,219	$—	$285,174,182

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,591,402
Aggregate gross unrealized depreciation	(38,570,290)

Net unrealized depreciation	$(30,978,888)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$316,153,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.8%)
Entertainment (3.4%)
Activision Blizzard, Inc.*	60,061	$3,572,428
Electronic Arts, Inc.*	42,185	4,225,672
NetEase, Inc. (ADR)	1,214	389,645

		8,187,745

Interactive Media & Services (12.5%)
Alphabet, Inc., Class A*	12,628	14,673,105
Facebook, Inc., Class A*	81,310	13,562,508
Tencent Holdings Ltd.	38,900	1,896,825

		30,132,438

Media (0.9%)
Charter Communications, Inc., Class A*	5,204	2,270,557

Total Communication Services		40,590,740

Consumer Discretionary (13.2%)
Internet & Direct Marketing Retail (13.2%)
Alibaba Group Holding Ltd. (ADR)*	11,935	2,321,119
Amazon.com, Inc.*	14,208	27,701,621
Chewy, Inc., Class A*	52,822	1,980,297

Total Consumer Discretionary		32,003,037

Financials (1.2%)
Capital Markets (1.2%)
Nasdaq, Inc.	18,477	1,754,391
Tradeweb Markets, Inc., Class A	30,080	1,264,563

Total Financials		3,018,954

Health Care (1.5%)
Health Care Providers & Services (0.3%)
Guardant Health, Inc.*	8,621	600,022

Life Sciences Tools & Services (1.2%)
Bio-Techne Corp.	8,829	1,674,155
Illumina, Inc.*	4,833	1,319,989

		2,994,144

Total Health Care		3,594,166

Industrials (5.7%)
Aerospace & Defense (1.9%)
L3Harris Technologies, Inc.	13,747	2,476,110
Northrop Grumman Corp.	4,623	1,398,689
PAE, Inc.*	94,103	610,728

		4,485,527

Professional Services (3.8%)
Clarivate Analytics plc*	89,521	1,857,561
Equifax, Inc.	11,269	1,346,082
IHS Markit Ltd.	26,902	1,614,120
TransUnion	22,012	1,456,754
Verisk Analytics, Inc.	10,607	1,478,404
Wolters Kluwer NV	21,755	1,546,776

		9,299,697

Total Industrials		13,785,224

Information Technology (57.0%)
IT Services (24.0%)
Black Knight, Inc.*	24,484	1,421,541
CACI International, Inc., Class A*	4,581	967,278
Endava plc (ADR)*	55,066	1,936,121
EPAM Systems, Inc.*	10,142	1,882,964
Fidelity National Information Services, Inc.	48,268	5,871,320
Fiserv, Inc.*	83,004	7,884,550
Global Payments, Inc.	51,370	7,409,095
GoDaddy, Inc., Class A*	4,059	231,810
Mastercard, Inc., Class A	41,215	9,955,895
PayPal Holdings, Inc.*	51,711	4,950,811
Shopify, Inc., Class A*	812	338,547
Square, Inc., Class A*	37,081	1,942,303
Visa, Inc., Class A	72,979	11,758,376
Wix.com Ltd.*	14,182	1,429,829

		57,980,440

Semiconductors & Semiconductor Equipment (3.9%)
Applied Materials, Inc.	31,105	1,425,231
Marvell Technology Group Ltd.	83,793	1,896,236
Microchip Technology, Inc.	10,701	725,528
NVIDIA Corp.	14,810	3,903,916
NXP Semiconductors NV	11,700	970,281
Silicon Laboratories, Inc.*	7,137	609,571

		9,530,763

Software (26.1%)
Adobe, Inc.*	31,472	10,015,649
Autodesk, Inc.*	11,992	1,871,951
Blue Prism Group plc*	79,517	1,106,330
Constellation Software, Inc.	2,469	2,243,943
Descartes Systems Group, Inc. (The)*	35,547	1,222,788
DocuSign, Inc.*	20,004	1,848,370
Everbridge, Inc.*	4,062	432,034
HubSpot, Inc.*	16,888	2,249,313
Microsoft Corp.	139,942	22,070,253
OneConnect Financial Technology Co. Ltd. (ADR)*	49,098	498,345
Q2 Holdings, Inc.*	18,387	1,085,936
Rakus Co. Ltd.	99,600	1,469,898
RingCentral, Inc., Class A*	15,607	3,307,279
salesforce.com, Inc.*	55,504	7,991,466
ServiceNow, Inc.*	14,444	4,139,361
Workday, Inc., Class A*	2,412	314,091
Zendesk, Inc.*	19,123	1,224,063

		63,091,070

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	28,556	7,261,505

Total Information Technology		137,863,778

Total Common Stocks (95.4%) (Cost $205,029,432)		230,855,899

SHORT-TERM INVESTMENT:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	4,636,065	4,636,528

Total Short-Term Investment (1.9%) (Cost $4,637,663)		4,636,528

Total Investments in Securities (97.3%) (Cost $209,667,095)		235,492,427
Other Assets Less Liabilities (2.7%)		6,506,101

Net Assets (100%)		241,998,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,693,915	$1,896,825	$—	$40,590,740
Consumer Discretionary	32,003,037	—	—	32,003,037
Financials	3,018,954	—	—	3,018,954
Health Care	3,594,166	—	—	3,594,166
Industrials	12,238,448	1,546,776	—	13,785,224
Information Technology	135,287,550	2,576,228	—	137,863,778
Short-Term Investment
Investment Company	4,636,528	—	—	4,636,528

Total Assets	$229,472,598	$6,019,829	$—	$235,492,427

Total Liabilities	$—	$—	$—	$—

Total	$229,472,598	$6,019,829	$—	$235,492,427

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,645,603
Aggregate gross unrealized depreciation	(3,928,654)

Net unrealized appreciation	$25,716,949

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,775,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY II PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.8%)
Entertainment (3.4%)
Activision Blizzard, Inc.*	39,146	$2,328,404
Electronic Arts, Inc.*	27,495	2,754,174
NetEase, Inc. (ADR)	792	254,201

		5,336,779

Interactive Media & Services (12.5%)
Alphabet, Inc., Class A*	8,267	9,605,840
Facebook, Inc., Class A*	53,231	8,878,931
Tencent Holdings Ltd.	25,400	1,238,544

		19,723,315

Media (0.9%)
Charter Communications, Inc., Class A*	3,430	1,496,543

Total Communication Services		26,556,637

Consumer Discretionary (13.4%)
Internet & Direct Marketing Retail (13.4%)
Alibaba Group Holding Ltd. (ADR)*	7,813	1,519,472
Amazon.com, Inc.*	9,369	18,266,927
Chewy, Inc., Class A*	34,938	1,309,825

Total Consumer Discretionary		21,096,224

Financials (1.3%)
Capital Markets (1.3%)
Nasdaq, Inc.	12,178	1,156,301
Tradeweb Markets, Inc., Class A	19,790	831,972

Total Financials		1,988,273

Health Care (1.5%)
Health Care Providers & Services (0.2%)
Guardant Health, Inc.*	5,619	391,082

Life Sciences Tools & Services (1.3%)
Bio-Techne Corp.	5,809	1,101,503
Illumina, Inc.*	3,199	873,711

		1,975,214

Total Health Care		2,366,296

Industrials (5.8%)
Aerospace & Defense (1.9%)
L3Harris Technologies, Inc.	9,066	1,632,968
Northrop Grumman Corp.	3,047	921,870
PAE, Inc.*	62,022	402,523

		2,957,361

Professional Services (3.9%)
Clarivate Analytics plc*	60,002	1,245,042
Equifax, Inc.	7,458	890,858
IHS Markit Ltd.	17,802	1,068,120
TransUnion	14,583	965,103
Verisk Analytics, Inc.	7,027	979,423
Wolters Kluwer NV	14,288	1,015,874

		6,164,420

Total Industrials		9,121,781

Information Technology (57.5%)
IT Services (24.2%)
Black Knight, Inc.*	15,947	925,883
CACI International, Inc., Class A*	2,984	630,072
Endava plc (ADR)*	36,107	1,269,522
EPAM Systems, Inc.*	6,610	1,227,213
Fidelity National Information Services, Inc.	31,832	3,872,044
Fiserv, Inc.*	54,641	5,190,349
Global Payments, Inc.	33,877	4,886,080
GoDaddy, Inc., Class A*	2,644	150,999
Mastercard, Inc., Class A	27,199	6,570,190
PayPal Holdings, Inc.*	34,126	3,267,223
Shopify, Inc., Class A*	535	223,057
Square, Inc., Class A*	24,410	1,278,596
Visa, Inc., Class A	48,100	7,749,872
Wix.com Ltd.*	9,330	940,651

		38,181,751

Semiconductors & Semiconductor Equipment (4.0%)
Applied Materials, Inc.	20,566	942,334
Marvell Technology Group Ltd.	55,460	1,255,060
Microchip Technology, Inc.	7,006	475,007
NVIDIA Corp.	9,767	2,574,581
NXP Semiconductors NV	7,744	642,210
Silicon Laboratories, Inc.*	4,694	400,914

		6,290,106

Software (26.3%)
Adobe, Inc.*	20,743	6,601,252
Autodesk, Inc.*	7,894	1,232,253
Blue Prism Group plc*	52,594	731,747
Constellation Software, Inc.	1,635	1,485,964
Descartes Systems Group, Inc. (The)*	23,312	801,914
DocuSign, Inc.*	13,193	1,219,033
Everbridge, Inc.*	2,669	283,875
HubSpot, Inc.*	11,137	1,483,337
Microsoft Corp.	92,286	14,554,425
OneConnect Financial Technology Co. Ltd. (ADR)*	32,302	327,865
Q2 Holdings, Inc.*	12,097	714,449
Rakus Co. Ltd.	65,400	965,174
RingCentral, Inc., Class A*	10,292	2,180,978
salesforce.com, Inc.*	36,582	5,267,076
ServiceNow, Inc.*	9,424	2,700,730
Workday, Inc., Class A*	1,571	204,576
Zendesk, Inc.*	12,669	810,943

		41,565,591

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	18,821	4,785,992

Total Information Technology		90,823,440

Total Common Stocks (96.3%) (Cost $154,357,127)		151,952,651

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,889,237	1,889,426

Total Short-Term Investment (1.2%) (Cost $1,889,484)		1,889,426

Total Investments in Securities (97.5%) (Cost $156,246,611)		153,842,077
Other Assets Less Liabilities (2.5%)		3,947,792

Net Assets (100%)		$157,789,869

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,318,093	$1,238,544	$—	$26,556,637
Consumer Discretionary	21,096,224	—	—	21,096,224
Financials	1,988,273	—	—	1,988,273
Health Care	2,366,296	—	—	2,366,296
Industrials	8,105,907	1,015,874	—	9,121,781
Information Technology	89,126,519	1,696,921	—	90,823,440
Short-Term Investment
Investment Company	1,889,426	—	—	1,889,426

Total Assets	$149,890,738	$3,951,339	$—	$153,842,077

Total Liabilities	$—	$—	$—	$—

Total	$149,890,738	$3,951,339	$—	$153,842,077

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,706,351
Aggregate gross unrealized depreciation	(12,143,662)

Net unrealized depreciation	$(2,437,311)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,279,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Diversified Telecommunication Services (4.3%)
Cellnex Telecom SA(m)	46,284	$2,106,693
Hellenic Telecommunications Organization SA	89,598	1,088,390
Koninklijke KPN NV	31,894	76,288
NOS SGPS SA	312,247	1,047,363
Telesites SAB de CV*	817,877	535,425
TELUS Corp.	152,800	2,415,832

		7,269,991

Media (3.4%)
Charter Communications, Inc., Class A*	7,112	3,103,037
Comcast Corp., Class A	73,666	2,532,637

		5,635,674

Wireless Telecommunication Services (4.6%)
Advanced Info Service PCL	257,000	1,580,790
KDDI Corp.	58,400	1,726,192
Mobile TeleSystems PJSC (ADR)	97,816	743,401
Rogers Communications, Inc., Class B	44,347	1,851,022
Tele2 AB, Class B	129,374	1,738,555

		7,639,960

Total Communication Services		20,545,625

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Cheniere Energy, Inc.*	82,784	2,773,264
Equitrans Midstream Corp.	64,673	325,305
TC Energy Corp.	34,522	1,534,393

Total Energy		4,632,962

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	8,179	1,780,977

Total Real Estate		1,780,977

Utilities (76.7%)
Electric Utilities (44.0%)
ALLETE, Inc.	4,117	249,820
Alliant Energy Corp.	21,676	1,046,734
American Electric Power Co., Inc.	57,804	4,623,164
CLP Holdings Ltd.	113,500	1,043,252
Duke Energy Corp.	76,549	6,191,283
Edison International	76,694	4,202,064
EDP - Energias de Portugal SA	545,756	2,192,980
Emera, Inc.	51,474	2,029,991
Enel SpA	766,989	5,338,569
Entergy Corp.	58,592	5,505,890
Equatorial Energia SA	176,800	593,745
Evergy, Inc.	66,497	3,660,660
Exelon Corp.	221,639	8,158,532
FirstEnergy Corp.	160,668	6,437,967
Iberdrola SA	441,985	4,364,161
Neoenergia SA	140,100	459,711
NextEra Energy, Inc.	54,512	13,116,677
NRG Energy, Inc.	44,452	1,211,762
Pinnacle West Capital Corp.	3,456	261,930
SSE plc	172,353	2,781,620

		73,470,512

Gas Utilities (2.3%)
AltaGas Ltd.	233,536	2,115,814
China Resources Gas Group Ltd.	350,000	1,757,086

		3,872,900

Independent Power and Renewable Electricity Producers (11.1%)
AES Corp.	180,213	2,450,897
Clearway Energy, Inc., Class A	32,975	566,181
EDP Renovaveis SA	800,118	9,661,931
NextEra Energy Partners LP	48,524	2,086,532
Vistra Energy Corp.	233,758	3,730,777

		18,496,318

Multi-Utilities (19.3%)
CenterPoint Energy, Inc.	196,784	3,040,313
Dominion Energy, Inc.	134,471	9,707,461
DTE Energy Co.	25,774	2,447,757
National Grid plc	274,329	3,215,271
NiSource, Inc.	98,400	2,457,048
Public Service Enterprise Group, Inc.	95,478	4,287,917
RWE AG	100,062	2,678,551
Sempra Energy	39,081	4,415,762

		32,250,080

Total Utilities		128,089,810

Total Common Stocks (92.9%) (Cost $158,238,327)		155,049,374

CONVERTIBLE PREFERRED STOCKS:
Utilities (1.9%)
Electric Utilities (0.3%)
NextEra Energy, Inc.
5.279%*	10,500	462,945

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.
7.000%	19,985	575,568
DTE Energy Co.
6.250%	10,450	393,547
Sempra Energy
6.750%	19,260	1,795,530

		2,764,645

Total Convertible Preferred Stocks (1.9%) (Cost $3,652,298)		3,227,590

PREFERRED STOCK:
Utilities (0.0%)
Multi-Utilities (0.0%)
Dominion Energy, Inc.
7.250%	455	41,865

Total Preferred Stock (0.0%) (Cost $45,500)		41,865

MASTER LIMITED PARTNERSHIPS:
Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Enterprise Products Partners LP	222,324	3,179,233
EQM Midstream Partners LP	62,964	742,976
Plains All American Pipeline LP	229,615	1,212,367

Total Master Limited Partnerships (3.1%) (Cost $12,623,221)		5,134,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Value (Note 1)
Total Investments in Securities (97.9%) (Cost $174,559,346)	$163,453,405
Other Assets Less Liabilities (2.1%)	3,452,562

Net Assets (100%)	$166,905,967

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,106,693 or 1.3% of net assets.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Brazil	0.6%
Canada	6.0
China	1.1
Germany	1.6
Greece	0.7
Hong Kong	0.6
Italy	3.2
Japan	1.0
Mexico	0.3
Netherlands	0.0 #
Portugal	1.9
Russia	0.4
Spain	9.7
Sweden	1.0
Thailand	1.0
United Kingdom	3.6
United States	65.2
Cash and Other	2.1

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	129,630	USD	141,498	Citibank NA	5/20/2020	1,744
CAD	1,155,888	USD	803,128	BNP Paribas	5/22/2020	18,638
CAD	2,727,907	USD	1,894,659	Morgan Stanley	5/22/2020	44,717
CAD	521,536	USD	359,479	State Street Bank & Trust	5/22/2020	11,301
EUR	486,131	USD	530,827	BNP Paribas	5/22/2020	6,390
EUR	86,601	USD	94,356	Citibank NA	5/22/2020	1,346
EUR	2,458,000	USD	2,676,230	UBS AG	5/22/2020	40,073
GBP	249,775	USD	293,439	BNP Paribas	5/22/2020	17,118
GBP	1,036,037	USD	1,223,642	Brown Brothers Harriman & Co.	5/22/2020	64,507
SEK	1,099,000	USD	106,901	Brown Brothers Harriman & Co.	5/22/2020	4,319
USD	197,265	CAD	264,080	Merrill Lynch International	5/22/2020	9,520
USD	10,216,299	CAD	13,572,864	UBS AG	5/22/2020	566,817
USD	235,724	EUR	209,521	BNP Paribas	5/22/2020	4,185
USD	101,156	GBP	78,083	HSBC Bank plc	5/22/2020	4,073
USD	5,089,253	GBP	3,902,457	Merrill Lynch International	5/22/2020	237,159
USD	1,203,904	SEK	11,676,062	Merrill Lynch International	5/22/2020	22,276
USD	24,298	SEK	229,217	Morgan Stanley	5/22/2020	1,101

Total unrealized appreciation						1,055,284

CAD	500,000	USD	362,997	Brown Brothers Harriman & Co.	5/22/2020	(7,527)
CAD	600,000	USD	435,466	Citibank NA	5/22/2020	(8,903)
CAD	104,721	USD	78,802	Merrill Lynch International	5/22/2020	(4,352)
CAD	394,541	USD	280,915	Morgan Stanley	5/22/2020	(421)
CAD	155,142	USD	110,876	State Street Bank & Trust	5/22/2020	(579)
EUR	693,224	USD	773,238	BNP Paribas	5/22/2020	(7,165)
EUR	915,000	USD	1,033,643	Citibank NA	5/22/2020	(22,489)
EUR	193,917	USD	216,540	State Street Bank & Trust	5/22/2020	(2,245)
GBP	308,000	USD	394,925	Morgan Stanley	5/22/2020	(11,976)
SEK	1,306,000	USD	133,765	Brown Brothers Harriman & Co.	5/22/2020	(1,597)
USD	101,830	EUR	92,257	Citibank NA	5/22/2020	(123)
USD	21,656,009	EUR	19,830,564	Merrill Lynch International	5/22/2020	(258,483)
USD	700,365	GBP	593,000	Brown Brothers Harriman & Co.	5/22/2020	(36,938)

Total unrealized depreciation						(362,798)

Net unrealized appreciation						692,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,181,354	$9,364,271	$—	$20,545,625
Energy	4,632,962	—	—	4,632,962
Real Estate	1,780,977	—	—	1,780,977
Utilities	95,056,389	33,033,421	—	128,089,810
Convertible Preferred Stocks
Utilities	3,227,590	—	—	3,227,590
Forward Currency Contracts	—	1,055,284	—	1,055,284
Master Limited Partnerships
Energy	5,134,576	—	—	5,134,576
Preferred Stock
Utilities	41,865	—	—	41,865

Total Assets	$121,055,713	$43,452,976	$—	$164,508,689

Liabilities:
Forward Currency Contracts	$—	$(362,798)	$—	$(362,798)

Total Liabilities	$—	$(362,798)	$—	$(362,798)

Total	$121,055,713	$43,090,178	$—	$164,145,891

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,349,252
Aggregate gross unrealized depreciation	(24,599,902)

Net unrealized depreciation	$(9,250,650)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,396,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Entertainment (0.2%)
Cinemark Holdings, Inc.	114,704	$1,168,834
World Wrestling Entertainment, Inc., Class A(x)	51,100	1,733,823

		2,902,657

Interactive Media & Services (0.3%)
TripAdvisor, Inc.	113,100	1,966,809
Yelp, Inc.*	68,744	1,239,454

		3,206,263

Media (1.4%)
AMC Networks, Inc., Class A*	47,459	1,153,728
Cable One, Inc.	5,500	9,042,055
John Wiley & Sons, Inc., Class A	47,040	1,763,530
Meredith Corp.(x)	43,214	528,075
New York Times Co. (The), Class A	154,736	4,751,942
TEGNA, Inc.	233,500	2,535,810

		19,775,140

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	105,285	1,764,577

Total Communication Services		27,648,637

Consumer Discretionary (11.9%)
Auto Components (1.2%)
Adient plc*	93,700	849,859
Dana, Inc.	154,900	1,209,769
Delphi Technologies plc*	92,600	745,430
Gentex Corp.	272,317	6,034,545
Goodyear Tire & Rubber Co. (The)	250,398	1,457,316
Lear Corp.	59,300	4,818,125
Visteon Corp.*	30,100	1,444,198

		16,559,242

Automobiles (0.2%)
Thor Industries, Inc.	59,430	2,506,757

Distributors (0.6%)
Pool Corp.	43,152	8,491,019

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	58,115	1,556,901
Graham Holdings Co., Class B	4,700	1,603,499
Grand Canyon Education, Inc.*	51,900	3,959,191
Service Corp. International	196,787	7,696,340
WW International, Inc.*	50,000	845,500

		15,661,431

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	86,100	1,241,562
Brinker International, Inc.	40,203	482,838
Caesars Entertainment Corp.*	601,002	4,062,774
Cheesecake Factory, Inc. (The)(x)	44,128	753,706
Choice Hotels International, Inc.	34,226	2,096,342
Churchill Downs, Inc.	38,219	3,934,646
Cracker Barrel Old Country Store, Inc.	25,900	2,155,398
Domino’s Pizza, Inc.	41,716	13,518,904
Dunkin’ Brands Group, Inc.	89,146	4,733,653
Eldorado Resorts, Inc.(x)*	70,300	1,012,320
Jack in the Box, Inc.	25,413	890,726
Marriott Vacations Worldwide Corp.	40,300	2,239,874
Papa John’s International, Inc.(x)	23,741	1,267,057
Penn National Gaming, Inc.*	117,300	1,483,845
Scientific Games Corp., Class A*	58,200	564,540
Six Flags Entertainment Corp.	84,581	1,060,646
Texas Roadhouse, Inc.	70,200	2,899,260
Wendy’s Co. (The)	198,171	2,948,784
Wyndham Destinations, Inc.	97,600	2,117,920
Wyndham Hotels & Resorts, Inc.	102,400	3,226,624

		52,691,419

Household Durables (0.9%)
Helen of Troy Ltd.*	27,100	3,903,213
KB Home	92,170	1,668,277
Taylor Morrison Home Corp., Class A*	142,404	1,566,444
Tempur Sealy International, Inc.*	48,910	2,137,856
Toll Brothers, Inc.	129,953	2,501,595
TRI Pointe Group, Inc.*	149,900	1,314,623

		13,092,008

Internet & Direct Marketing Retail (0.6%)
Etsy, Inc.*	127,600	4,904,944
Grubhub, Inc.*	98,393	4,007,547

		8,912,491

Leisure Products (0.7%)
Brunswick Corp.	87,835	3,106,724
Mattel, Inc.(x)*	373,318	3,288,932
Polaris, Inc.	61,910	2,980,966

		9,376,622

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	10,600	391,670
Ollie’s Bargain Outlet Holdings, Inc.(x)*	58,800	2,724,792

		3,116,462

Specialty Retail (1.7%)
Aaron’s, Inc.	72,286	1,646,675
American Eagle Outfitters, Inc.	171,027	1,359,665
AutoNation, Inc.*	63,400	1,779,004
Bed Bath & Beyond, Inc.(x)	136,200	573,402
Dick’s Sporting Goods, Inc.	68,386	1,453,887
Five Below, Inc.*	60,000	4,222,800
Foot Locker, Inc.	115,205	2,540,270
Murphy USA, Inc.*	31,100	2,623,596
RH(x)*	17,638	1,772,090
Sally Beauty Holdings, Inc.*	125,200	1,011,616
Urban Outfitters, Inc.*	75,900	1,080,816
Williams-Sonoma, Inc.	83,541	3,552,163

		23,615,984

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	47,520	3,123,490
Columbia Sportswear Co.	31,300	2,183,801
Deckers Outdoor Corp.*	30,113	4,035,142
Skechers U.S.A., Inc., Class A*	144,200	3,423,308

		12,765,741

Total Consumer Discretionary		166,789,176

Consumer Staples (3.6%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	9,954	3,658,692

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	131,533	3,350,146
Casey’s General Stores, Inc.	39,606	5,247,399
Sprouts Farmers Market, Inc.*	127,200	2,364,648

		10,962,193

Food Products (2.2%)
Darling Ingredients, Inc.*	176,285	3,379,383
Flowers Foods, Inc.	207,196	4,251,662
Hain Celestial Group, Inc. (The)*	86,464	2,245,470
Ingredion, Inc.	71,909	5,429,130
Lancaster Colony Corp.	21,288	3,079,096
Pilgrim’s Pride Corp.*	56,400	1,021,968
Post Holdings, Inc.*	71,554	5,936,835
Sanderson Farms, Inc.	21,200	2,614,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.(x)	18,682	$671,810
TreeHouse Foods, Inc.*	60,500	2,671,075

		31,300,813

Household Products (0.1%)
Energizer Holdings, Inc.(x)	69,188	2,092,937

Personal Products (0.2%)
Edgewell Personal Care Co.*	58,288	1,403,575
Nu Skin Enterprises, Inc., Class A	59,800	1,306,630

		2,710,205

Total Consumer Staples		50,724,840

Energy (1.0%)
Energy Equipment & Services (0.2%)
Apergy Corp.*	83,400	479,550
Core Laboratories NV(x)	47,700	493,218
Patterson-UTI Energy, Inc.	209,475	492,266
Transocean Ltd.(x)*	619,290	718,377

		2,183,411

Oil, Gas & Consumable Fuels (0.8%)
Antero Midstream Corp.(x)	319,800	671,580
Cimarex Energy Co.	109,572	1,844,097
CNX Resources Corp.*	200,900	1,068,788
EQT Corp.	275,200	1,945,664
Equitrans Midstream Corp.(x)	219,420	1,103,682
Matador Resources Co.(x)*	118,049	292,761
Murphy Oil Corp.(x)	160,800	985,704
PBF Energy, Inc., Class A	109,683	776,556
World Fuel Services Corp.	70,400	1,772,672
WPX Energy, Inc.*	448,700	1,368,535

		11,830,039

Total Energy		14,013,450

Financials (15.6%)
Banks (5.9%)
Associated Banc-Corp.	171,586	2,194,585
BancorpSouth Bank	103,289	1,954,228
Bank of Hawaii Corp.	43,378	2,396,201
Bank OZK	130,100	2,172,670
Cathay General Bancorp	81,447	1,869,209
CIT Group, Inc.	101,935	1,759,398
Commerce Bancshares, Inc.	111,620	5,620,067
Cullen/Frost Bankers, Inc.	61,346	3,422,493
East West Bancorp, Inc.	156,776	4,035,414
First Financial Bankshares, Inc.(x)	146,218	3,924,491
First Horizon National Corp.	335,000	2,700,100
FNB Corp.	349,860	2,578,468
Fulton Financial Corp.	176,637	2,029,559
Hancock Whitney Corp.	93,854	1,832,030
Home BancShares, Inc.	167,000	2,002,330
International Bancshares Corp.	61,752	1,659,894
PacWest Bancorp	128,982	2,311,357
Pinnacle Financial Partners, Inc.	77,505	2,909,538
Prosperity Bancshares, Inc.	101,667	4,905,433
Signature Bank	58,200	4,678,698
Sterling Bancorp	217,500	2,272,875
Synovus Financial Corp.	157,742	2,769,949
TCF Financial Corp.	165,168	3,742,707
Texas Capital Bancshares, Inc.*	54,168	1,200,905
Trustmark Corp.	69,163	1,611,498
UMB Financial Corp.	46,457	2,154,676
Umpqua Holdings Corp.	237,100	2,584,390
United Bankshares, Inc.	109,288	2,522,367
Valley National Bancorp	421,784	3,083,241
Webster Financial Corp.	99,072	2,268,749
Wintrust Financial Corp.	61,470	2,019,904

		83,187,424

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	53,000	3,134,420
Eaton Vance Corp.	121,822	3,928,759
Evercore, Inc., Class A	42,100	1,939,126
FactSet Research Systems, Inc.	40,920	10,667,025
Federated Hermes, Inc., Class B	103,375	1,969,294
Interactive Brokers Group, Inc., Class A	82,564	3,564,288
Janus Henderson Group plc	167,549	2,566,851
Legg Mason, Inc.	87,800	4,289,030
SEI Investments Co.	135,852	6,295,382
Stifel Financial Corp.	73,600	3,038,208

		41,392,383

Consumer Finance (0.7%)
FirstCash, Inc.	46,000	3,300,040
LendingTree, Inc.(x)*	8,300	1,522,137
Navient Corp.	209,400	1,587,252
SLM Corp.	454,555	3,268,251

		9,677,680

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	257,523	3,520,339

Insurance (5.3%)
Alleghany Corp.	15,537	8,581,862
American Financial Group, Inc.	80,589	5,647,677
Brighthouse Financial, Inc.*	117,617	2,842,803
Brown & Brown, Inc.	251,782	9,119,544
CNO Financial Group, Inc.	162,684	2,015,655
First American Financial Corp.	120,924	5,128,387
Genworth Financial, Inc., Class A*	541,900	1,799,108
Hanover Insurance Group, Inc. (The)	42,414	3,841,860
Kemper Corp.	67,491	5,019,306
Mercury General Corp.	29,136	1,186,418
Old Republic International Corp.	307,187	4,684,602
Primerica, Inc.	44,500	3,937,360
Reinsurance Group of America, Inc.	67,399	5,670,952
RenaissanceRe Holdings Ltd.	47,602	7,107,930
RLI Corp.	42,921	3,774,043
Selective Insurance Group, Inc.	63,900	3,175,830

		73,533,337

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	503,245	4,725,470
Washington Federal, Inc.	84,333	2,189,285

		6,914,755

Total Financials		218,225,918

Health Care (11.8%)
Biotechnology (1.0%)
Arrowhead Pharmaceuticals, Inc.*	107,700	3,098,529
Exelixis, Inc.*	327,100	5,632,662
Ligand Pharmaceuticals, Inc.(x)*	18,900	1,374,408
United Therapeutics Corp.*	47,258	4,481,240

		14,586,839

Health Care Equipment & Supplies (4.2%)
Avanos Medical, Inc.*	51,600	1,389,588
Cantel Medical Corp.	40,300	1,446,770
Globus Medical, Inc., Class A*	82,855	3,523,823
Haemonetics Corp.*	54,600	5,441,436
Hill-Rom Holdings, Inc.	71,909	7,234,046
ICU Medical, Inc.*	20,700	4,176,639
Integra LifeSciences Holdings Corp.*	76,700	3,426,189
LivaNova plc*	52,141	2,359,380
Masimo Corp.*	52,827	9,356,718
NuVasive, Inc.*	56,100	2,842,026
Penumbra, Inc.*	34,600	5,582,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	79,656	$12,127,626

		58,906,259

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	95,300	1,748,755
Amedisys, Inc.*	34,798	6,386,825
Chemed Corp.	17,300	7,494,360
Encompass Health Corp.	106,200	6,799,986
HealthEquity, Inc.*	76,348	3,862,445
MEDNAX, Inc.*	90,760	1,056,447
Molina Healthcare, Inc.*	67,500	9,430,425
Patterson Cos., Inc.	92,700	1,417,383
Tenet Healthcare Corp.*	111,800	1,609,920

		39,806,546

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	174,786	1,230,493

Life Sciences Tools & Services (2.6%)
Bio-Rad Laboratories, Inc., Class A*	23,284	8,162,439
Bio-Techne Corp.	41,109	7,795,089
Charles River Laboratories International, Inc.*	52,650	6,644,956
PRA Health Sciences, Inc.*	68,100	5,655,024
Repligen Corp.*	50,500	4,875,270
Syneos Health, Inc.*	67,000	2,641,140

		35,773,918

Pharmaceuticals (1.0%)
Catalent, Inc.*	166,600	8,654,870
Nektar Therapeutics*	189,374	3,380,326
Prestige Consumer Healthcare, Inc.*	54,000	1,980,720

		14,015,916

Total Health Care		164,319,971

Industrials (15.9%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	63,867	4,519,867
Curtiss-Wright Corp.	46,000	4,250,860
Mercury Systems, Inc.*	59,840	4,268,986
Teledyne Technologies, Inc.*	39,285	11,678,252

		24,717,965

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	99,424	4,846,920

Airlines (0.2%)
JetBlue Airways Corp.*	310,856	2,782,161

Building Products (1.2%)
Lennox International, Inc.	37,764	6,865,117
Owens Corning	117,100	4,544,651
Resideo Technologies, Inc.*	132,200	639,848
Trex Co., Inc.*	62,798	5,032,632

		17,082,248

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	53,900	2,805,495
Clean Harbors, Inc.*	55,316	2,839,924
Deluxe Corp.	45,245	1,173,203
Healthcare Services Group, Inc.	79,800	1,908,018
Herman Miller, Inc.	63,566	1,411,165
HNI Corp.	46,048	1,159,949
KAR Auction Services, Inc.	138,600	1,663,200
MSA Safety, Inc.	38,377	3,883,753
Stericycle, Inc.*	98,128	4,767,058
Tetra Tech, Inc.	58,731	4,147,583

		25,759,348

Construction & Engineering (1.1%)
AECOM*	169,101	5,047,665
Dycom Industries, Inc.*	33,900	869,535
EMCOR Group, Inc.	60,500	3,709,860
Fluor Corp.	150,861	1,042,449
MasTec, Inc.*	64,900	2,124,177
Valmont Industries, Inc.	23,160	2,454,497

		15,248,183

Electrical Equipment (1.8%)
Acuity Brands, Inc.	42,700	3,657,682
EnerSys	45,500	2,253,160
Generac Holdings, Inc.*	67,355	6,275,465
Hubbell, Inc.	58,607	6,724,567
nVent Electric plc	167,500	2,825,725
Regal Beloit Corp.	44,129	2,777,921

		24,514,520

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	61,034	7,646,340

Machinery (4.3%)
AGCO Corp.	67,498	3,189,281
Colfax Corp.*	90,000	1,782,000
Crane Co.	54,910	2,700,474
Donaldson Co., Inc.	136,199	5,261,367
Graco, Inc.	179,523	8,748,156
ITT, Inc.	94,397	4,281,848
Kennametal, Inc.	89,212	1,661,127
Lincoln Electric Holdings, Inc.(x)	65,871	4,545,099
Nordson Corp.	55,083	7,440,061
Oshkosh Corp.	73,321	4,716,740
Terex Corp.	70,552	1,013,127
Timken Co. (The)	72,975	2,360,011
Toro Co. (The)	114,800	7,472,332
Trinity Industries, Inc.	105,629	1,697,458
Woodward, Inc.	60,685	3,607,116

		60,476,197

Marine (0.2%)
Kirby Corp.*	64,577	2,807,162

Professional Services (0.8%)
ASGN, Inc.*	56,800	2,006,176
FTI Consulting, Inc.*	40,530	4,854,278
Insperity, Inc.	40,471	1,509,568
ManpowerGroup, Inc.	63,516	3,365,713

		11,735,735

Road & Rail (0.9%)
Avis Budget Group, Inc.(x)*	61,200	850,680
Knight-Swift Transportation Holdings, Inc.	132,216	4,336,685
Landstar System, Inc.	42,467	4,070,886
Ryder System, Inc.	57,300	1,515,012
Werner Enterprises, Inc.	47,684	1,729,022

		12,502,285

Trading Companies & Distributors (0.8%)
GATX Corp.	37,819	2,365,957
MSC Industrial Direct Co., Inc., Class A	48,454	2,663,516
NOW, Inc.*	117,100	604,236
Watsco, Inc.	35,223	5,566,291

		11,200,000

Total Industrials		221,319,064

Information Technology (16.4%)
Communications Equipment (1.3%)
Ciena Corp.*	166,583	6,631,669
InterDigital, Inc.	33,536	1,496,712
Lumentum Holdings, Inc.*	83,106	6,124,912
NetScout Systems, Inc.*	70,900	1,678,203
ViaSat, Inc.*	62,100	2,230,632

		18,162,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	87,740	$4,551,074
Avnet, Inc.	108,678	2,727,818
Belden, Inc.	41,600	1,500,928
Cognex Corp.	183,991	7,768,100
Coherent, Inc.*	26,000	2,766,660
II-VI, Inc.(x)*	93,828	2,674,098
Jabil, Inc.	149,500	3,674,710
Littelfuse, Inc.	26,289	3,507,479
National Instruments Corp.	126,929	4,198,811
SYNNEX Corp.	44,019	3,217,789
Tech Data Corp.*	38,168	4,994,283
Trimble, Inc.*	268,186	8,536,360
Vishay Intertechnology, Inc.	142,420	2,052,272

		52,170,382

IT Services (2.2%)
CACI International, Inc., Class A*	26,964	5,693,448
CoreLogic, Inc.	85,624	2,614,957
KBR, Inc.	152,561	3,154,961
LiveRamp Holdings, Inc.*	72,864	2,398,683
MAXIMUS, Inc.	68,900	4,009,980
Perspecta, Inc.	148,000	2,699,520
Sabre Corp.	294,889	1,748,692
Science Applications International Corp.	52,798	3,940,315
WEX, Inc.*	46,687	4,881,126

		31,141,682

Semiconductors & Semiconductor Equipment (4.7%)
Cabot Microelectronics Corp.	31,315	3,574,294
Cirrus Logic, Inc.*	62,200	4,082,186
Cree, Inc.*	115,952	4,111,658
Cypress Semiconductor Corp.	397,600	9,272,032
First Solar, Inc.*	81,700	2,946,102
MKS Instruments, Inc.	58,700	4,781,115
Monolithic Power Systems, Inc.	43,500	7,284,510
Semtech Corp.*	71,241	2,671,537
Silicon Laboratories, Inc.*	46,750	3,992,918
SolarEdge Technologies, Inc.*	52,381	4,288,956
Synaptics, Inc.*	36,000	2,083,320
Teradyne, Inc.	180,400	9,772,268
Universal Display Corp.	45,668	6,018,129

		64,879,025

Software (4.3%)
ACI Worldwide, Inc.*	124,413	3,004,574
Blackbaud, Inc.	52,900	2,938,595
CDK Global, Inc.	130,677	4,292,740
Ceridian HCM Holding, Inc.*	108,502	5,432,695
CommVault Systems, Inc.*	45,213	1,830,222
Fair Isaac Corp.*	31,177	9,592,851
J2 Global, Inc.	49,800	3,727,530
LogMeIn, Inc.	52,600	4,380,528
Manhattan Associates, Inc.*	68,800	3,427,616
PTC, Inc.*	111,947	6,852,276
Teradata Corp.*	121,075	2,480,827
Tyler Technologies, Inc.*	42,000	12,455,520

		60,415,974

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	137,330	2,430,741

Total Information Technology		229,199,932

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	64,807	3,244,887
Cabot Corp.	61,345	1,602,331
Chemours Co. (The)(x)	176,000	1,561,120
Ingevity Corp.*	45,000	1,584,000
Minerals Technologies, Inc.	37,489	1,359,351
NewMarket Corp.	7,954	3,045,348
Olin Corp.	171,882	2,005,863
PolyOne Corp.	97,085	1,841,703
RPM International, Inc.	139,632	8,308,104
Scotts Miracle-Gro Co. (The)	42,665	4,368,896
Sensient Technologies Corp.	45,502	1,979,792
Valvoline, Inc.	202,802	2,654,678

		33,556,073

Construction Materials (0.2%)
Eagle Materials, Inc.	44,854	2,620,371

Containers & Packaging (1.2%)
AptarGroup, Inc.	68,880	6,856,315
Greif, Inc., Class A	28,201	876,769
O-I Glass, Inc.	167,500	1,190,925
Silgan Holdings, Inc.	83,442	2,421,487
Sonoco Products Co.	107,712	4,992,451

		16,337,947

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	135,756	1,153,926
Carpenter Technology Corp.	51,373	1,001,773
Commercial Metals Co.	127,763	2,017,378
Compass Minerals International, Inc.	36,469	1,402,962
Reliance Steel & Aluminum Co.	71,831	6,291,677
Royal Gold, Inc.	70,605	6,192,765
Steel Dynamics, Inc.	231,994	5,229,145
United States Steel Corp.(x)	183,100	1,155,361
Worthington Industries, Inc.	39,710	1,042,388

		25,487,375

Paper & Forest Products (0.2%)
Domtar Corp.	61,630	1,333,673
Louisiana-Pacific Corp.	126,466	2,172,686

		3,506,359

Total Materials		81,508,125

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.4%)
American Campus Communities, Inc. (REIT)	147,866	4,103,282
Brixmor Property Group, Inc. (REIT)	320,709	3,046,736
Camden Property Trust (REIT)	104,289	8,263,860
CoreCivic, Inc. (REIT)	128,231	1,432,340
CoreSite Realty Corp. (REIT)	40,600	4,705,540
Corporate Office Properties Trust (REIT)	120,602	2,668,922
Cousins Properties, Inc. (REIT)	157,952	4,623,255
CyrusOne, Inc. (REIT)	121,862	7,524,979
Diversified Healthcare Trust (REIT)	256,175	929,915
Douglas Emmett, Inc. (REIT)	177,400	5,412,474
EastGroup Properties, Inc. (REIT)	41,373	4,322,651
EPR Properties (REIT)	84,500	2,046,590
First Industrial Realty Trust, Inc. (REIT)	136,700	4,542,541
GEO Group, Inc. (The) (REIT)	130,515	1,587,063
Healthcare Realty Trust, Inc. (REIT)	143,955	4,020,663
Highwoods Properties, Inc. (REIT)	111,674	3,955,493
JBG SMITH Properties (REIT)	127,100	4,045,593
Kilroy Realty Corp. (REIT)	104,990	6,687,863
Lamar Advertising Co. (REIT), Class A	92,611	4,749,092
Life Storage, Inc. (REIT)	50,200	4,746,410
Macerich Co. (The) (REIT)(x)	118,600	667,718
Mack-Cali Realty Corp. (REIT)	97,448	1,484,133
Medical Properties Trust, Inc. (REIT)	557,158	9,633,262
National Retail Properties, Inc. (REIT)	184,762	5,947,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	235,208	$6,242,420
Park Hotels & Resorts, Inc. (REIT)	257,747	2,038,779
Pebblebrook Hotel Trust (REIT)	140,599	1,531,123
PotlatchDeltic Corp. (REIT)	72,298	2,269,434
PS Business Parks, Inc. (REIT)	21,616	2,929,400
Rayonier, Inc. (REIT)	139,185	3,277,807
Sabra Health Care REIT, Inc. (REIT)	208,499	2,276,809
Service Properties Trust (REIT)	177,198	956,869
Spirit Realty Capital, Inc. (REIT)	107,328	2,806,627
Taubman Centers, Inc. (REIT)	65,923	2,760,855
Urban Edge Properties (REIT)	123,990	1,092,352
Weingarten Realty Investors (REIT)	130,157	1,878,166

		131,208,505

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	55,547	5,609,136

Total Real Estate		136,817,641

Utilities (5.1%)
Electric Utilities (1.6%)
ALLETE, Inc.	55,600	3,373,808
Hawaiian Electric Industries, Inc.	117,263	5,048,172
IDACORP, Inc.	54,309	4,767,787
OGE Energy Corp.	215,549	6,623,821
PNM Resources, Inc.	85,715	3,257,170

		23,070,758

Gas Utilities (1.9%)
National Fuel Gas Co.(x)	92,870	3,463,122
New Jersey Resources Corp.	102,800	3,492,116
ONE Gas, Inc.	56,800	4,749,616
Southwest Gas Holdings, Inc.	58,800	4,090,128
Spire, Inc.	54,909	4,089,623
UGI Corp.	224,984	6,000,323

		25,884,928

Multi-Utilities (0.9%)
Black Hills Corp.	66,162	4,236,353
MDU Resources Group, Inc.	215,710	4,637,765
NorthWestern Corp.	54,300	3,248,769

		12,122,887

Water Utilities (0.7%)
Essential Utilities, Inc.	232,389	9,458,232

Total Utilities		70,536,805

Total Common Stocks (98.9%) (Cost $1,309,985,001)		1,381,103,559

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $2,300,001, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $2,346,000.(xx)	$2,300,000	2,300,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $700,003, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $714,000.(xx)	700,000	700,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $6,016,116, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $6,136,440.(xx)	6,016,114	6,016,114
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $4,000,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $2,000,039, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $1,300,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $1,444,347.(xx)	1,300,000	1,300,000

Total Repurchase Agreements		17,316,114

Total Short-Term Investments (1.2%) (Cost $17,316,114)		17,316,114

Total Investments in Securities (100.1%) (Cost $1,327,301,115)		1,398,419,673
Other Assets Less Liabilities (-0.1%)		(876,126)

Net Assets (100%)		$1,397,543,547

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $30,913,969. This was collateralized by $15,297,650 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $17,316,114 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	85	6/2020	USD	12,221,300	(1,005,084)

					(1,005,084)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,648,637	$—	$—	$27,648,637
Consumer Discretionary	166,789,176	—	—	166,789,176
Consumer Staples	50,724,840	—	—	50,724,840
Energy	14,013,450	—	—	14,013,450
Financials	218,225,918	—	—	218,225,918
Health Care	164,319,971	—	—	164,319,971
Industrials	221,319,064	—	—	221,319,064
Information Technology	229,199,932	—	—	229,199,932
Materials	81,508,125	—	—	81,508,125
Real Estate	136,817,641	—	—	136,817,641
Utilities	70,536,805	—	—	70,536,805
Short-Term Investments
Repurchase Agreements	—	17,316,114	—	17,316,114

Total Assets	$1,381,103,559	$17,316,114	$—	$1,398,419,673

Liabilities:
Futures	$(1,005,084)	$—	$—	$(1,005,084)

Total Liabilities	$(1,005,084)	$—	$—	$(1,005,084)

Total	$1,380,098,475	$17,316,114	$—	$1,397,414,589

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$423,765,298
Aggregate gross unrealized depreciation	(354,927,415)

Net unrealized appreciation	$68,837,883

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,328,576,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	217,380	$2,056,415
GCI Liberty, Inc., Class A*	19,581	1,115,529

		3,171,944

Entertainment (0.7%)
Cinemark Holdings, Inc.	21,318	217,231
Liberty Media Corp.-Liberty Formula One, Class A*	4,957	127,990
Liberty Media Corp.-Liberty Formula One, Class C*	192,854	5,251,414
Lions Gate Entertainment Corp., Class A(x)*	10,017	60,903
Lions Gate Entertainment Corp., Class B*	22,850	127,503
Madison Square Garden Co. (The), Class A*	3,424	723,868
Take-Two Interactive Software, Inc.*	12,030	1,426,878
Zynga, Inc., Class A*	134,313	920,044

		8,855,831

Interactive Media & Services (0.2%)
IAC/InterActiveCorp*	6,215	1,113,914
TripAdvisor, Inc.	2,145	37,302
Zillow Group, Inc., Class A*	11,242	381,891
Zillow Group, Inc., Class C(x)*	24,973	899,527

		2,432,634

Media (1.2%)
Discovery, Inc., Class A(x)*	31,115	604,875
Discovery, Inc., Class C*	67,361	1,181,512
DISH Network Corp., Class A*	51,852	1,036,521
Fox Corp., Class A	61,963	1,464,186
Fox Corp., Class B	28,824	659,493
Interpublic Group of Cos., Inc. (The)	69,775	1,129,657
John Wiley & Sons, Inc., Class A	8,672	325,113
Liberty Broadband Corp., Class A*	4,900	524,300
Liberty Broadband Corp., Class C*	21,051	2,330,767
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,793	532,170
Liberty Media Corp.-Liberty SiriusXM, Class C*	30,783	973,359
New York Times Co. (The), Class A	26,217	805,124
News Corp., Class A	76,705	688,428
News Corp., Class B	24,181	217,387
Nexstar Media Group, Inc., Class A	2,017	116,441
Omnicom Group, Inc.	20,141	1,105,741
Sinclair Broadcast Group, Inc., Class A	763	12,269
TEGNA, Inc.	118,316	1,284,912
ViacomCBS, Inc.	48,666	681,811
ViacomCBS, Inc., Class A	536	9,557

		15,683,623

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	63,702	1,793,747
Sprint Corp.*	112,571	970,362
Telephone & Data Systems, Inc.	20,000	335,200
United States Cellular Corp.*	3,033	88,837

		3,188,146

Total Communication Services		33,332,178

Consumer Discretionary (5.9%)
Auto Components (0.8%)
Aptiv plc	47,950	2,361,058
BorgWarner, Inc.	250,436	6,103,125
Gentex Corp.	50,534	1,119,833
Goodyear Tire & Rubber Co. (The)	46,369	269,868
Lear Corp.	12,171	988,894

		10,842,778

Automobiles (0.1%)
Harley-Davidson, Inc.	30,612	579,485
Thor Industries, Inc.	10,596	446,939

		1,026,424

Distributors (0.2%)
Genuine Parts Co.	28,063	1,889,482
LKQ Corp.*	52,583	1,078,477

		2,967,959

Diversified Consumer Services (0.3%)
frontdoor, Inc.*	16,931	588,860
Graham Holdings Co., Class B	837	285,559
Grand Canyon Education, Inc.*	8,587	655,060
H&R Block, Inc.	33,273	468,484
Service Corp. International	22,638	885,372
ServiceMaster Global Holdings, Inc.*	22,901	618,327

		3,501,662

Hotels, Restaurants & Leisure (1.2%)
Aramark	49,918	996,863
Caesars Entertainment Corp.*	114,892	776,670
Choice Hotels International, Inc.	3,835	234,894
Dunkin’ Brands Group, Inc.	1,095	58,145
Extended Stay America, Inc.	36,330	265,572
Hilton Grand Vacations, Inc.*	14,742	232,481
Hyatt Hotels Corp., Class A(x)	7,208	345,263
International Game Technologyplc(x)	19,184	114,145
MGM Resorts International	89,164	1,052,135
Norwegian Cruise Line Holdings Ltd.*	33,719	369,560
Red Rock Resorts, Inc., Class A	325,783	2,785,445
Royal Caribbean Cruises Ltd.	34,238	1,101,436
Six Flags Entertainment Corp.	14,310	179,447
Vail Resorts, Inc.	26,469	3,909,736
Wyndham Destinations, Inc.	17,859	387,540
Wyndham Hotels & Resorts, Inc.	98,046	3,089,430
Wynn Resorts Ltd.	3,357	202,058
Yum China Holdings, Inc.	13,860	590,852

		16,691,672

Household Durables (1.3%)
DR Horton, Inc.	67,027	2,278,918
Garmin Ltd.	28,953	2,170,317
Leggett & Platt, Inc.	26,138	697,362
Lennar Corp., Class A	97,929	3,740,888
Lennar Corp., Class B	1,838	53,155
Mohawk Industries, Inc.*	11,754	896,125
Newell Brands, Inc.	75,728	1,005,668
NVR, Inc.*	1,585	4,072,039
PulteGroup, Inc.	50,281	1,122,272
Toll Brothers, Inc.	24,216	466,158
Whirlpool Corp.	12,360	1,060,488

		17,563,390

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc.	3,646	205,160
Qurate Retail, Inc., Class A*	76,370	466,239

		671,399

Leisure Products (0.1%)
Brunswick Corp.	16,151	571,261
Mattel, Inc.(x)*	21,299	187,644
Polaris, Inc.	1,237	59,562

		818,467

Multiline Retail (0.2%)
Dollar General Corp.	3,108	469,339
Dollar Tree, Inc.*	21,556	1,583,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kohl’s Corp.	30,902	$450,860
Macy’s, Inc.(x)	61,647	302,687

		2,806,605

Specialty Retail (0.9%)
Aaron’s, Inc.	53,621	1,221,486
Advance Auto Parts, Inc.	29,242	2,728,863
AutoNation, Inc.*	10,741	301,393
Best Buy Co., Inc.	35,150	2,003,550
CarMax, Inc.*	17,278	930,075
Dick’s Sporting Goods, Inc.	12,005	255,226
Foot Locker, Inc.	20,680	455,994
Gap, Inc. (The)	43,261	304,557
L Brands, Inc.	38,258	442,263
Penske Automotive Group, Inc.	6,735	188,580
Tiffany & Co.	24,097	3,120,562
Urban Outfitters, Inc.*	13,699	195,074
Williams-Sonoma, Inc.	12,727	541,152

		12,688,775

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	16,648	179,632
Carter’s, Inc.	30,543	2,007,591
Columbia Sportswear Co.	2,047	142,819
Hanesbrands, Inc.	276,579	2,176,677
PVH Corp.	14,336	539,607
Ralph Lauren Corp.	9,624	643,172
Skechers U.S.A., Inc., Class A*	16,814	399,164
Steven Madden Ltd.	113,788	2,643,295
Tapestry, Inc.	55,144	714,115
Under Armour, Inc., Class A*	12,811	117,989
Under Armour, Inc., Class C*	13,216	106,521
Wolverine World Wide, Inc.	88,447	1,344,395

		11,014,977

Total Consumer Discretionary		80,594,108

Consumer Staples (4.4%)
Beverages (0.2%)
Brown-Forman Corp., Class A	549	28,207
Brown-Forman Corp., Class B	2,264	125,675
Molson Coors Beverage Co., Class B	77,256	3,013,757

		3,167,639

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	5,458	723,130
Grocery Outlet Holding Corp.*	8,893	305,386
Kroger Co. (The)	158,666	4,779,020
Sprouts Farmers Market, Inc.*	12,367	229,903
US Foods Holding Corp.*	206,703	3,660,710

		9,698,149

Food Products (3.3%)
Archer-Daniels-Midland Co.	111,204	3,912,157
B&G Foods, Inc.(x)	71,309	1,289,980
Beyond Meat, Inc.(x)*	9,462	630,169
Bunge Ltd.	27,464	1,126,848
Cal-Maine Foods, Inc.	102,521	4,508,874
Campbell Soup Co.	14,501	669,366
Conagra Brands, Inc.	96,285	2,825,002
Flowers Foods, Inc.	194,804	3,997,378
Hain Celestial Group, Inc. (The)*	16,571	430,349
Hershey Co. (The)	3,661	485,082
Hormel Foods Corp.	55,459	2,586,608
Ingredion, Inc.	13,321	1,005,735
JM Smucker Co. (The)	21,919	2,433,009
Kellogg Co.	30,322	1,819,017
Lamb Weston Holdings, Inc.	21,615	1,234,217
McCormick & Co., Inc. (Non-Voting)	8,648	1,221,184
Pilgrim’s Pride Corp.*	6,860	124,303
Post Holdings, Inc.*	120,623	10,008,090
Seaboard Corp.	51	143,453
TreeHouse Foods, Inc.*	9,182	405,385
Tyson Foods, Inc., Class A	57,452	3,324,747

		44,180,953

Household Products (0.1%)
Clorox Co. (The)	4,650	805,613
Energizer Holdings, Inc.(x)	12,513	378,518
Reynolds Consumer Products, Inc.	5,478	159,793
Spectrum Brands Holdings, Inc.	9,036	328,639

		1,672,563

Personal Products (0.1%)
Coty, Inc., Class A	57,854	298,527
Herbalife Nutrition Ltd.*	16,841	491,083
Nu Skin Enterprises, Inc., Class A	10,948	239,214

		1,028,824

Total Consumer Staples		59,748,128

Energy (1.9%)
Energy Equipment & Services (0.3%)
Apergy Corp.*	15,405	88,579
Baker Hughes Co.	129,847	1,363,394
Halliburton Co.	173,826	1,190,708
Helmerich & Payne, Inc.	21,269	332,860
National Oilwell Varco, Inc.	76,979	756,704
Patterson-UTI Energy, Inc.	38,141	89,631
Transocean Ltd.(x)*	115,446	133,917

		3,955,793

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Corp.(x)	50,519	106,090
Antero Resources Corp.(x)*	51,299	36,571
Apache Corp.	75,003	313,513
Cabot Oil & Gas Corp.	29,901	513,998
Centennial Resource Development, Inc., Class A(x)*	38,143	10,032
Cheniere Energy, Inc.*	19,548	654,858
Chesapeake Energy Corp.(x)*	259,157	44,756
Cimarex Energy Co.	89,099	1,499,536
Concho Resources, Inc.	39,695	1,700,931
Continental Resources, Inc.(x)	16,986	129,773
Delek US Holdings, Inc.	66,089	1,041,563
Devon Energy Corp.	76,435	528,166
Diamondback Energy, Inc.	81,725	2,141,195
EQT Corp.	50,704	358,477
Equitrans Midstream Corp.(x)	36,556	183,877
Hess Corp.	53,642	1,786,279
HollyFrontier Corp.	29,802	730,447
Kosmos Energy Ltd.	72,170	64,635
Marathon Oil Corp.	160,107	526,752
Murphy Oil Corp.(x)	29,799	182,668
Noble Energy, Inc.	223,867	1,352,157
ONEOK, Inc.	55,914	1,219,484
Ovintiv, Inc.	1	3
Parsley Energy, Inc., Class A	22,961	131,566
PBF Energy, Inc., Class A	23,970	169,708
Pioneer Natural Resources Co.	18,874	1,324,011
Range Resources Corp.(x)	41,108	93,726
Targa Resources Corp.	45,655	315,476
Viper Energy Partners LP	64,480	427,502
Williams Cos., Inc. (The)	242,327	3,428,927
WPX Energy, Inc.*	328,267	1,001,214

		22,017,891

Total Energy		25,973,684

Financials (13.9%)
Banks (5.0%)
Associated Banc-Corp.	31,389	401,465
Atlantic Union Bankshares Corp.	98,352	2,153,909
BancorpSouth Bank	66,072	1,250,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Hawaii Corp.	7,915	$437,225
Bank OZK	163,524	2,730,851
BankUnited, Inc.	193,143	3,611,774
BOK Financial Corp.	58,607	2,494,314
Cadence Bancorp	155,131	1,016,108
CIT Group, Inc.	17,452	301,221
Citizens Financial Group, Inc.	86,721	1,631,222
Comerica, Inc.	26,327	772,434
Commerce Bancshares, Inc.	20,249	1,019,537
Cullen/Frost Bankers, Inc.	11,263	628,363
East West Bancorp, Inc.	28,949	745,147
Fifth Third Bancorp	141,494	2,101,186
First Citizens BancShares, Inc., Class A	1,395	464,354
First Hawaiian, Inc.	26,164	432,491
First Horizon National Corp.	61,388	494,787
First Midwest Bancorp, Inc.	92,035	1,218,083
First Republic Bank	69,467	5,715,745
FNB Corp.	64,602	476,117
Huntington Bancshares, Inc.	202,796	1,664,955
IBERIABANK Corp.	39,295	1,420,907
KeyCorp	195,673	2,029,129
M&T Bank Corp.	25,987	2,687,835
PacWest Bancorp	23,501	421,138
People’s United Financial, Inc.	87,918	971,494
Pinnacle Financial Partners, Inc.	14,925	560,284
Popular, Inc.	44,731	1,565,585
Prosperity Bancshares, Inc.	16,190	781,167
Regions Financial Corp.	192,547	1,727,147
Signature Bank	5,356	430,569
South State Corp.	43,201	2,537,195
Sterling Bancorp	666,929	6,969,408
SVB Financial Group*	26,658	4,027,491
Synovus Financial Corp.	135,307	2,375,991
TCF Financial Corp.	30,179	683,856
Texas Capital Bancshares, Inc.*	9,974	221,124
Umpqua Holdings Corp.	43,933	478,870
Webster Financial Corp.	18,227	417,398
Western Alliance Bancorp	92,567	2,833,476
Wintrust Financial Corp.	11,205	368,196
Zions Bancorp NA	103,083	2,758,501

		68,028,131

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	9,773	577,975
Ameriprise Financial, Inc.	21,782	2,232,220
BGC Partners, Inc., Class A	58,622	147,728
Cboe Global Markets, Inc.	16,644	1,485,477
E*TRADE Financial Corp.	36,338	1,247,120
Eaton Vance Corp.	21,325	687,731
Evercore, Inc., Class A	4,967	228,780
Franklin Resources, Inc.	55,128	920,086
Interactive Brokers Group, Inc., Class A	10,851	468,438
Invesco Ltd.	76,048	690,516
Janus Henderson Group plc	31,382	480,772
Lazard Ltd., Class A	12,739	300,131
Legg Mason, Inc.	17,106	835,628
Nasdaq, Inc.	22,873	2,171,791
Northern Trust Corp.	38,541	2,908,304
Raymond James Financial, Inc.	19,027	1,202,507
SEI Investments Co.	13,298	616,229
State Street Corp.	71,297	3,797,991
T. Rowe Price Group, Inc.	32,739	3,196,963
Virtu Financial, Inc., Class A	5,763	119,986

		24,316,373

Consumer Finance (0.6%)
Ally Financial, Inc.	74,827	1,079,754
Credit Acceptance Corp.(x)*	242	61,877
Discover Financial Services	40,146	1,432,008
Navient Corp.	38,770	293,877
OneMain Holdings, Inc.	13,002	248,598
Santander Consumer USA Holdings, Inc.	20,445	284,390
SLM Corp.	414,596	2,980,945
Synchrony Financial	89,317	1,437,110

		7,818,559

Diversified Financial Services (0.5%)
Equitable Holdings, Inc.‡	82,709	1,195,145
Jefferies Financial Group, Inc.	50,416	689,187
Voya Financial, Inc.	109,869	4,455,188

		6,339,520

Insurance (5.5%)
Alleghany Corp.	2,501	1,381,427
American Financial Group, Inc.	14,685	1,029,125
American National Insurance Co.	1,463	120,522
Arch Capital Group Ltd.*	66,080	1,880,637
Arthur J Gallagher & Co.	29,444	2,399,981
Assurant, Inc.	48,816	5,081,258
Assured Guaranty Ltd.	18,589	479,410
Athene Holding Ltd., Class A*	16,333	405,385
Axis Capital Holdings Ltd.	14,828	573,102
Brighthouse Financial, Inc.*	95,812	2,315,776
Brown & Brown, Inc.	88,078	3,190,185
Cincinnati Financial Corp.	30,378	2,292,020
CNA Financial Corp.	5,496	170,596
CNO Financial Group, Inc.	252,254	3,125,427
Enstar Group Ltd.*	9,744	1,549,783
Erie Indemnity Co., Class A	1,650	244,596
Everest Re Group Ltd.	5,582	1,074,088
Fidelity National Financial, Inc.	52,713	1,311,500
First American Financial Corp.	21,767	923,139
Globe Life, Inc.	21,291	1,532,313
Hanover Insurance Group, Inc. (The)	44,018	3,987,150
Hartford Financial Services Group, Inc. (The)	71,917	2,534,355
Kemper Corp.	54,973	4,088,342
Lancashire Holdings Ltd.	178,227	1,371,410
Lincoln National Corp.	39,824	1,048,168
Loews Corp.	49,692	1,730,772
Markel Corp.*	2,481	2,302,095
Mercury General Corp.	5,451	221,965
Old Republic International Corp.	56,233	857,553
Primerica, Inc.	2,282	201,911
Principal Financial Group, Inc.	54,227	1,699,474
ProAssurance Corp.	93,117	2,327,925
Reinsurance Group of America, Inc.	53,797	4,526,480
RenaissanceRe Holdings Ltd.	26,525	3,960,713
Unum Group	41,126	617,301
White Mountains Insurance Group Ltd.	616	560,560
Willis Towers Watson plc	55,667	9,455,040
WR Berkley Corp.	28,691	1,496,810

		74,068,294

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	107,922	1,141,815
Annaly Capital Management, Inc. (REIT)	285,221	1,446,070
Chimera Investment Corp. (REIT)	37,152	338,083
MFA Financial, Inc. (REIT)	89,508	138,737
New Residential Investment Corp. (REIT)	82,749	414,573
Starwood Property Trust, Inc. (REIT)	54,328	556,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Two Harbors Investment Corp. (REIT)	54,127	$206,224

		4,242,364

Thrifts & Mortgage Finance (0.2%)
MGIC Investment Corp.	69,216	439,522
Mr Cooper Group, Inc.*	266,106	1,950,557
New York Community Bancorp, Inc.	90,414	848,987
TFS Financial Corp.	10,089	154,059

		3,393,125

Total Financials		188,206,366

Health Care (5.7%)
Biotechnology (0.3%)
Agios Pharmaceuticals, Inc.*	10,699	379,601
Alkermes plc*	31,213	450,091
Alnylam Pharmaceuticals, Inc.*	3,446	375,097
Bluebird Bio, Inc.*	10,986	504,917
Exelixis, Inc.*	35,368	609,037
Moderna, Inc.*	4,196	125,670
United Therapeutics Corp.*	8,615	816,917

		3,261,330

Health Care Equipment & Supplies (1.8%)
Avanos Medical, Inc.*	49,870	1,342,999
Boston Scientific Corp.*	133,810	4,366,220
Cantel Medical Corp.	3,178	114,090
Cooper Cos., Inc. (The)	8,393	2,313,698
Dentsply Sirona, Inc.	44,502	1,728,013
Envista Holdings Corp.*	10,160	151,790
Hill-Rom Holdings, Inc.	44,049	4,431,329
Hologic, Inc.*	10,437	366,339
ICU Medical, Inc.*	2,664	537,515
Integra LifeSciences Holdings Corp.*	14,133	631,321
STERIS plc	28,515	3,991,245
West Pharmaceutical Services, Inc.	3,546	539,879
Zimmer Biomet Holdings, Inc.	40,958	4,140,035

		24,654,473

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	93,703	1,719,450
Cardinal Health, Inc.	58,394	2,799,408
Centene Corp.*	16,713	992,919
Covetrus, Inc.*	19,330	157,346
DaVita, Inc.*	17,423	1,325,194
Encompass Health Corp.	60,341	3,863,634
Henry Schein, Inc.*	25,496	1,288,058
Laboratory Corp. of America Holdings*	18,153	2,294,358
McKesson Corp.	28,732	3,886,290
MEDNAX, Inc.*	16,300	189,732
Molina Healthcare, Inc.*	34,104	4,764,670
Premier, Inc., Class A*	12,273	401,573
Quest Diagnostics, Inc.	26,573	2,133,812
Universal Health Services, Inc., Class B	15,619	1,547,531

		27,363,975

Health Care Technology (0.0%)
Change Healthcare, Inc.(x)*	21,979	219,570

Life Sciences Tools & Services (1.0%)
Adaptive Biotechnologies Corp.(x)*	3,878	107,731
Agilent Technologies, Inc.	55,970	4,008,571
Avantor, Inc.*	18,219	227,555
Bio-Rad Laboratories, Inc., Class A*	4,237	1,485,323
IQVIA Holdings, Inc.*	20,209	2,179,743
PerkinElmer, Inc.	17,164	1,292,106
PPD, Inc.*	5,612	99,950
QIAGEN NV*	111,099	4,621,718

		14,022,697

Pharmaceuticals (0.6%)
Catalent, Inc.*	30,606	1,589,982
Elanco Animal Health, Inc.*	79,114	1,771,362
Horizon Therapeutics plc*	32,896	974,380
Jazz Pharmaceuticals plc*	1,224	122,082
Mylan NV*	102,670	1,530,810
Nektar Therapeutics(x)*	28,357	506,172
Perrigo Co. plc	25,169	1,210,377

		7,705,165

Total Health Care		77,227,210

Industrials (9.7%)
Aerospace & Defense (0.9%)
Arconic, Inc.	76,783	1,233,135
BWX Technologies, Inc.	4,853	236,390
Curtiss-Wright Corp.	8,486	784,191
Hexcel Corp.	1,096	40,760
Huntington Ingalls Industries, Inc.	1,644	299,553
L3Harris Technologies, Inc.	21,924	3,948,951
Moog, Inc., Class A	43,924	2,219,480
Spirit AeroSystems Holdings, Inc., Class A	2,017	48,267
Teledyne Technologies, Inc.*	7,141	2,122,805
Textron, Inc.	45,956	1,225,647
TransDigm Group, Inc.	1,929	617,646

		12,776,825

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	6,316	418,119
Expeditors International of Washington, Inc.	9,910	661,195
Hub Group, Inc., Class A*	138,273	6,287,273
XPO Logistics, Inc.*	7,665	373,669

		7,740,256

Airlines (0.6%)
Alaska Air Group, Inc.	89,670	2,552,905
Allegiant Travel Co.	34,182	2,796,088
American Airlines Group, Inc.(x)	70,447	858,749
Copa Holdings SA, Class A	6,250	283,062
JetBlue Airways Corp.*	52,422	469,177
United Airlines Holdings, Inc.*	36,062	1,137,756

		8,097,737

Building Products (0.7%)
Allegion plc	4,557	419,335
AO Smith Corp.	22,645	856,207
Fortune Brands Home & Security, Inc.	76,468	3,307,241
JELD-WEN Holding, Inc.*	114,944	1,118,405
Lennox International, Inc.	592	107,620
Masco Corp.	55,330	1,912,758
Owens Corning	21,426	831,543
Resideo Technologies, Inc.*	24,534	118,745
Trane Technologies plc	2,837	234,308

		8,906,162

Commercial Services & Supplies (0.8%)
ADT, Inc.	22,033	95,182
Clean Harbors, Inc.*	79,796	4,096,726
IAA, Inc.*	2,284	68,429
KAR Auction Services, Inc.	2,212	26,544
Republic Services, Inc.	39,818	2,988,739
Stericycle, Inc.*	80,908	3,930,511

		11,206,131

Construction & Engineering (0.3%)
AECOM*	30,013	895,888
Fluor Corp.	27,866	192,554
Jacobs Engineering Group, Inc.	25,672	2,035,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	21,757	$690,350
Valmont Industries, Inc.	4,229	448,189

		4,262,001

Electrical Equipment (0.6%)
Acuity Brands, Inc.	5,811	497,770
AMETEK, Inc.	9,301	669,858
EnerSys	30,774	1,523,928
GrafTech International Ltd.(x)	12,221	99,235
Hubbell, Inc.	4,870	558,784
nVent Electric plc	30,214	509,710
Regal Beloit Corp.	8,126	511,532
Sensata Technologies Holding plc*	118,348	3,423,808

		7,794,625

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	1,502	188,171

Machinery (3.3%)
AGCO Corp.	12,474	589,396
Colfax Corp.*	315,080	6,238,584
Crane Co.	10,000	491,800
Cummins, Inc.	29,331	3,969,071
Dover Corp.	16,254	1,364,361
Flowserve Corp.	20,504	489,841
Fortive Corp.	45,756	2,525,274
Gates Industrial Corp. plc*	9,080	67,010
IDEX Corp.	7,540	1,041,349
Ingersoll Rand, Inc.*	167,640	4,157,472
ITT, Inc.	17,499	793,755
Kennametal, Inc.	121,091	2,254,714
Lincoln Electric Holdings, Inc.(x)	685	47,265
Nordson Corp.	1,054	142,364
Oshkosh Corp.	13,557	872,122
PACCAR, Inc.	67,723	4,139,907
Parker-Hannifin Corp.	35,155	4,560,658
Pentair plc	33,380	993,389
Snap-on, Inc.	10,841	1,179,718
SPX FLOW, Inc.*	140,932	4,005,287
Stanley Black & Decker, Inc.	30,244	3,024,400
Timken Co. (The)	13,248	428,440
Trinity Industries, Inc.	20,066	322,461
WABCO Holdings, Inc.*	1,647	222,427
Westinghouse Air Brake Technologies Corp.	25,838	1,243,583
Woodward, Inc.	1,985	117,988

		45,282,636

Marine (0.3%)
Kirby Corp.*	103,605	4,503,709

Professional Services (0.3%)
Equifax, Inc.	3,665	437,784
IHS Markit Ltd.	28,982	1,738,920
ManpowerGroup, Inc.	11,712	620,619
Nielsen Holdings plc	62,066	778,308

		3,575,631

Road & Rail (0.8%)
AMERCO	1,766	513,111
JB Hunt Transport Services, Inc.	11,791	1,087,484
Kansas City Southern	19,154	2,436,006
Knight-Swift Transportation Holdings, Inc.	100,297	3,289,742
Landstar System, Inc.	766	73,429
Lyft, Inc., Class A*	34,777	933,762
Old Dominion Freight Line, Inc.	11,205	1,470,768
Ryder System, Inc.	10,414	275,346
Schneider National, Inc., Class B	11,047	213,649

		10,293,297

Trading Companies & Distributors (0.5%)
Air Lease Corp.	19,450	430,623
Fastenal Co.	10,843	338,844
HD Supply Holdings, Inc.*	32,420	921,701
MSC Industrial Direct Co., Inc., Class A	8,742	480,548
United Rentals, Inc.*	4,360	448,644
Univar Solutions, Inc.*	33,793	362,261
Watsco, Inc.	6,470	1,022,454
WESCO International, Inc.*	117,363	2,681,744

		6,686,819

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	14,710	371,427

Total Industrials		131,685,427

Information Technology (6.4%)
Communications Equipment (0.9%)
Ciena Corp.*	30,570	1,216,992
CommScope Holding Co., Inc.*	38,084	346,945
EchoStar Corp., Class A*	9,903	316,599
F5 Networks, Inc.*	918	97,886
Juniper Networks, Inc.	179,420	3,434,099
Lumentum Holdings, Inc.*	62,795	4,627,992
Motorola Solutions, Inc.	8,921	1,185,779
ViaSat, Inc.*	11,247	403,992

		11,630,284

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	16,116	835,937
Avnet, Inc.	69,269	1,738,652
Coherent, Inc.*	26,526	2,822,632
Corning, Inc.	103,370	2,123,220
Dolby Laboratories, Inc., Class A	10,840	587,636
FLIR Systems, Inc.	24,654	786,216
IPG Photonics Corp.*	6,575	725,091
Jabil, Inc.	23,319	573,181
Littelfuse, Inc.	4,701	627,207
National Instruments Corp.	24,513	810,890
Rogers Corp.*	11,094	1,047,496
Sanmina Corp.*	122,558	3,343,382
SYNNEX Corp.	8,235	601,979
Trimble, Inc.*	41,592	1,323,873

		17,947,392

IT Services (1.5%)
Akamai Technologies, Inc.*	2,717	248,578
Alliance Data Systems Corp.	7,179	241,574
Amdocs Ltd.	89,737	4,932,843
Broadridge Financial Solutions, Inc.	10,340	980,542
CACI International, Inc., Class A*	4,902	1,035,057
CoreLogic, Inc.	14,922	455,718
DXC Technology Co.	51,056	666,281
Jack Henry & Associates, Inc.	1,793	278,345
Leidos Holdings, Inc.	75,997	6,965,125
Sabre Corp.	45,244	268,297
VeriSign, Inc.*	6,448	1,161,220
Western Union Co. (The)	65,298	1,183,853
WNS Holdings Ltd. (ADR)*	44,135	1,896,922

		20,314,355

Semiconductors & Semiconductor Equipment (1.9%)
Axcelis Technologies, Inc.*	73,849	1,352,175
Cree, Inc.*	19,728	699,555
Cypress Semiconductor Corp.	73,534	1,714,813
First Solar, Inc.*	16,431	592,502
Ichor Holdings Ltd.*	49,584	950,029
Lam Research Corp.	3,517	844,080
Marvell Technology Group Ltd.	132,424	2,996,755
Maxim Integrated Products, Inc.	33,530	1,629,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	33,781	$2,290,352
MKS Instruments, Inc.	51,354	4,182,783
ON Semiconductor Corp.*	81,366	1,012,193
Onto Innovation, Inc.*	75,668	2,245,070
Qorvo, Inc.*	23,151	1,866,665
Skyworks Solutions, Inc.	32,260	2,883,399

		25,260,264

Software (0.4%)
2U, Inc.*	6,902	146,461
Bill.Com Holdings, Inc.*	407	13,919
Cerence, Inc.*	7,217	111,142
Ceridian HCM Holding, Inc.*	3,533	176,897
Citrix Systems, Inc.	2,578	364,916
Dynatrace, Inc.*	4,779	113,931
LogMeIn, Inc.	9,588	798,489
Medallia, Inc.*	2,489	49,880
NortonLifeLock, Inc.	112,414	2,103,266
Nuance Communications, Inc.*	57,027	956,913
SolarWinds Corp.*	6,663	104,409
SS&C Technologies Holdings, Inc.	25,621	1,122,712

		6,062,935

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	260,987	2,534,184
Western Digital Corp.	59,403	2,472,353
Xerox Holdings Corp.	35,087	664,548

		5,671,085

Total Information Technology		86,886,315

Materials (5.5%)
Chemicals (2.8%)
Albemarle Corp.(x)	20,989	1,183,150
Ashland Global Holdings, Inc.	78,592	3,935,101
Axalta Coating Systems Ltd.*	182,288	3,148,114
Cabot Corp.	60,022	1,567,775
Celanese Corp.	67,880	4,981,713
CF Industries Holdings, Inc.	39,206	1,066,403
Chemours Co. (The)(x)	32,590	289,073
Corteva, Inc.	149,817	3,520,699
Eastman Chemical Co.	27,286	1,270,982
Element Solutions, Inc.*	27,112	226,656
FMC Corp.	67,945	5,550,427
Huntsman Corp.	43,048	621,183
International Flavors & Fragrances, Inc.(x)	21,307	2,175,019
Mosaic Co. (The)	68,938	745,909
NewMarket Corp.	106	40,584
Olin Corp.(x)	31,788	370,966
RPM International, Inc.	53,653	3,192,354
Valvoline, Inc.	37,591	492,066
Westlake Chemical Corp.	7,043	268,831
WR Grace & Co.	75,046	2,671,638

		37,318,643

Construction Materials (0.2%)
Buzzi Unicem SpA	61,648	1,127,448
Eagle Materials, Inc.	1,377	80,444
Martin Marietta Materials, Inc.	8,635	1,634,001
Vulcan Materials Co.	2,124	229,541

		3,071,434

Containers & Packaging (1.0%)
AptarGroup, Inc.	7,649	761,382
Ardagh Group SA	3,729	44,226
Avery Dennison Corp.	1,123	114,400
Berry Global Group, Inc.*	16,277	548,698
Crown Holdings, Inc.*	67,092	3,894,020
Graphic Packaging Holding Co.	57,667	703,537
International Paper Co.	78,408	2,440,841
O-I Glass, Inc.	30,878	219,543
Packaging Corp. of America	18,674	1,621,463
Sealed Air Corp.	28,739	710,141
Silgan Holdings, Inc.	15,506	449,984
Sonoco Products Co.	19,795	917,498
Westrock Co.	50,782	1,435,099

		13,860,832

Metals & Mining (1.5%)
Alcoa Corp.*	37,062	228,302
Carpenter Technology Corp.	100,303	1,955,908
Freeport-McMoRan, Inc.	289,226	1,952,275
Newmont Corp.	163,279	7,393,273
Nucor Corp.	60,843	2,191,565
Reliance Steel & Aluminum Co.	51,488	4,509,834
Royal Gold, Inc.	8,898	780,444
Steel Dynamics, Inc.	41,075	925,831
United States Steel Corp.(x)	33,810	213,341

		20,150,773

Paper & Forest Products (0.0%)
Domtar Corp.	11,352	245,657

Total Materials		74,647,339

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (9.4%)
Alexandria Real Estate Equities, Inc. (REIT)	24,254	3,324,253
American Assets Trust, Inc. (REIT)	65,428	1,635,700
American Campus Communities, Inc. (REIT)	167,094	4,636,858
American Homes 4 Rent (REIT), Class A	29,277	679,226
Americold Realty Trust (REIT)	15,213	517,851
Apartment Investment & Management Co. (REIT), Class A	29,466	1,035,730
Apple Hospitality REIT, Inc. (REIT)	41,879	384,030
AvalonBay Communities, Inc. (REIT)	27,797	4,090,884
Boston Properties, Inc. (REIT)	30,864	2,846,587
Brandywine Realty Trust (REIT)	34,798	366,075
Brixmor Property Group, Inc. (REIT)	179,773	1,707,844
Camden Property Trust (REIT)	18,623	1,475,687
Colony Capital, Inc. (REIT)	90,170	157,798
Columbia Property Trust, Inc. (REIT)	23,087	288,588
CoreSite Realty Corp. (REIT)	1,645	190,656
Corporate Office Properties Trust (REIT)	141,527	3,131,993
Cousins Properties, Inc. (REIT)	29,040	850,001
CubeSmart LP (REIT)	245,775	6,584,312
CyrusOne, Inc. (REIT)	22,321	1,378,322
Digital Realty Trust, Inc. (REIT)	52,144	7,243,323
Douglas Emmett, Inc. (REIT)	121,673	3,712,243
Duke Realty Corp. (REIT)	73,193	2,369,989
Empire State Realty Trust, Inc. (REIT), Class A	29,834	267,313
EPR Properties (REIT)	15,525	376,016
Equity Commonwealth (REIT)	24,004	761,167
Equity Residential (REIT)	73,031	4,506,743
Essex Property Trust, Inc. (REIT)	13,060	2,876,334
Extra Space Storage, Inc. (REIT)	4,745	454,381
Federal Realty Investment Trust (REIT)	14,889	1,110,868
First Industrial Realty Trust, Inc. (REIT)	77,606	2,578,847
Gaming and Leisure Properties, Inc. (REIT)	165,950	4,598,475
Healthcare Trust of America, Inc. (REIT), Class A	43,013	1,044,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Healthpeak Properties, Inc. (REIT)	101,159	$2,412,642
Highwoods Properties, Inc. (REIT)	110,329	3,907,853
Host Hotels & Resorts, Inc. (REIT)	141,868	1,566,223
Hudson Pacific Properties, Inc. (REIT)	30,289	768,129
Invitation Homes, Inc. (REIT)	106,671	2,279,559
Iron Mountain, Inc. (REIT)	50,487	1,201,591
iStar, Inc. (REIT)	142,134	1,508,042
JBG SMITH Properties (REIT)	24,370	775,697
Kilroy Realty Corp. (REIT)	20,728	1,320,374
Kimco Realty Corp. (REIT)	82,269	795,541
Life Storage, Inc. (REIT)	42,716	4,038,798
Macerich Co. (The) (REIT)(x)	28,174	158,620
Medical Properties Trust, Inc. (REIT)	102,387	1,770,271
Mid-America Apartment Communities, Inc. (REIT)	41,309	4,256,066
National Retail Properties, Inc. (REIT)	34,108	1,097,937
Omega Healthcare Investors, Inc. (REIT)	45,030	1,195,096
Outfront Media, Inc. (REIT)	24,067	324,423
Paramount Group, Inc. (REIT)	38,953	342,786
Park Hotels & Resorts, Inc. (REIT)	47,567	376,255
Physicians Realty Trust (REIT)	167,775	2,338,784
Rayonier, Inc. (REIT)	25,811	607,849
Realty Income Corp. (REIT)	65,081	3,244,939
Regency Centers Corp. (REIT)	33,180	1,275,107
Retail Properties of America, Inc. (REIT), Class A	42,479	219,616
Service Properties Trust (REIT)	32,473	175,354
SITE Centers Corp. (REIT)	29,906	155,810
SL Green Realty Corp. (REIT)	15,924	686,324
Spirit Realty Capital, Inc. (REIT)	19,775	517,116
STORE Capital Corp. (REIT)	136,587	2,474,956
Sun Communities, Inc. (REIT)	13,702	1,710,695
Taubman Centers, Inc. (REIT)	11,775	493,137
UDR, Inc. (REIT)	54,821	2,003,159
Ventas, Inc. (REIT)	74,339	1,992,285
VEREIT, Inc. (REIT)	213,175	1,042,426
VICI Properties, Inc. (REIT)(x)	92,122	1,532,910
Vornado Realty Trust (REIT)	34,486	1,248,738
Weingarten Realty Investors (REIT)	24,129	348,181
Welltower, Inc. (REIT)	82,045	3,756,020
Weyerhaeuser Co. (REIT)	148,689	2,520,279
WP Carey, Inc. (REIT)	34,102	1,980,644

		127,602,682

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	42,153	1,589,590
Howard Hughes Corp. (The)*	5,553	280,537
Jones Lang LaSalle, Inc.	24,160	2,439,677

		4,309,804

Total Real Estate		131,912,486

Utilities (7.7%)
Electric Utilities (3.5%)
Alliant Energy Corp.	121,722	5,877,955
Avangrid, Inc.	11,272	493,488
Edison International	69,912	3,830,479
Entergy Corp.	39,685	3,729,199
Evergy, Inc.	87,934	4,840,767
Eversource Energy	64,680	5,058,623
FirstEnergy Corp.	107,844	4,321,309
Hawaiian Electric Industries, Inc.	21,596	929,708
IDACORP, Inc.	10,028	880,358
NRG Energy, Inc.	50,347	1,372,459
OGE Energy Corp.	39,862	1,224,959
PG&E Corp.*	105,784	950,998
Pinnacle West Capital Corp.	22,376	1,695,877
Portland General Electric Co.	33,592	1,610,401
PPL Corp.	153,780	3,795,290
Xcel Energy, Inc.	104,700	6,313,410

		46,925,280

Gas Utilities (0.9%)
Atmos Energy Corp.	24,392	2,420,418
National Fuel Gas Co.(x)	16,315	608,386
South Jersey Industries, Inc.	118,061	2,951,525
UGI Corp.	230,758	6,154,316

		12,134,645

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	132,404	1,800,695
Vistra Energy Corp.	84,545	1,349,338

		3,150,033

Multi-Utilities (2.7%)
Ameren Corp.	48,894	3,560,950
CenterPoint Energy, Inc.	100,255	1,548,940
CMS Energy Corp.	56,487	3,318,611
Consolidated Edison, Inc.	66,456	5,183,568
DTE Energy Co.	36,995	3,513,415
MDU Resources Group, Inc.	39,679	853,098
NiSource, Inc.	74,402	1,857,818
Public Service Enterprise Group, Inc.	100,792	4,526,569
Sempra Energy	56,341	6,365,970
WEC Energy Group, Inc.	62,992	5,551,485

		36,280,424

Water Utilities (0.4%)
American Water Works Co., Inc.	36,057	4,310,975
Essential Utilities, Inc.	43,066	1,752,786

		6,063,761

Total Utilities		104,554,143

Total Common Stocks (73.3%) (Cost $1,169,898,168)		994,767,384

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P Mid-Cap ETF	3,855	554,580
iShares Morningstar Mid-Cap ETF	4,666	714,593
iShares Morningstar Mid-Cap Growth ETF(x)	15,230	3,321,815
iShares Morningstar Mid-Cap Value ETF(x)‡	133,237	14,245,700
iShares Russell Mid-Cap ETF	11,620	501,635
iShares Russell Mid-Cap Growth ETF(x)	32,754	3,982,559
iShares Russell Mid-Cap Value ETF(x)	685,675	43,944,911
iShares S&P Mid-Cap 400 Growth ETF(x)	55,760	9,950,930
iShares S&P Mid-Cap 400 Value ETF	193,121	21,195,030
SPDR S&P 400 MidCap Value ETF(x)	46,188	1,628,589
Vanguard Mid-Cap Growth ETF(x)	48,200	6,106,458
Vanguard Mid-Cap Value ETF(x)	261,100	21,224,819

Total Exchange Traded Funds (9.4%) (Cost $82,400,828)		127,371,619

SHORT-TERM INVESTMENTS:
Investment Company (6.3%)
JPMorgan Prime Money Market Fund, IM Shares	85,976,178	85,984,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,400,006, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,428,000.(xx)	$1,400,000	$1,400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $6,006,894, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $6,127,031.(xx)	6,006,892	6,006,892
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,050,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,091,000.(xx)	2,050,000	2,050,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $3,000,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		12,456,892

Total Short-Term Investments (7.2%) (Cost $98,436,945)		98,441,668

Total Investments in Securities (89.9%) (Cost $1,350,735,941)		1,220,580,671
Other Assets Less Liabilities (10.1%)		137,198,695

Net Assets (100%)		$1,357,779,366

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $20,223,842. This was collateralized by $8,895,484 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $12,456,892 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	82,709	2,049,529	—	—	—	(854,384)	1,195,145	12,406	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF(x)	133,237	22,477,082	—	—	—	(8,231,382)	14,245,700	196,391	—

Total		24,526,611	—	—	—	(9,085,766)	15,440,845	208,797	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(1,850)	6/2020	USD	(106,153,000)	3,595,467
S&P 500 E-Mini Index	(828)	6/2020	USD	(106,385,580)	1,774,342
S&P Midcap 400 E-Mini Index	(1,486)	6/2020	USD	(213,657,080)	(2,168,478)

					3,201,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,538,431	$1,793,747	$—	$33,332,178
Consumer Discretionary	80,594,108	—	—	80,594,108
Consumer Staples	59,748,128	—	—	59,748,128
Energy	25,973,684	—	—	25,973,684
Financials	186,834,956	1,371,410	—	188,206,366
Health Care	77,227,210	—	—	77,227,210
Industrials	131,685,427	—	—	131,685,427
Information Technology	86,886,315	—	—	86,886,315
Materials	73,519,891	1,127,448	—	74,647,339
Real Estate	131,912,486	—	—	131,912,486
Utilities	104,554,143	—	—	104,554,143
Exchange Traded Funds	127,371,619	—	—	127,371,619
Futures	5,369,809	—	—	5,369,809
Short-Term Investments
Investment Company	85,984,776	—	—	85,984,776
Repurchase Agreements	—	12,456,892	—	12,456,892

Total Assets	$1,209,200,983	$16,749,497	$—	$1,225,950,480

Liabilities:
Futures	$(2,168,478)	$—	$—	$(2,168,478)

Total Liabilities	$(2,168,478)	$—	$—	$(2,168,478)

Total	$1,207,032,505	$16,749,497	$—	$1,223,782,002

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,516,920
Aggregate gross unrealized depreciation	(350,076,594)

Net unrealized depreciation	$(140,559,674)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,364,341,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (2.1%)
Anterix, Inc.*	99,317	$4,535,807
Bandwidth, Inc., Class A*	2,102	141,444
Cogent Communications Holdings, Inc.	6,555	537,313
IDT Corp., Class B*	1,970	10,678
Ooma, Inc.*	3,111	37,114
ORBCOMM, Inc.*	9,323	22,748
Pareteum Corp.(x)*	7,796	3,212
Vonage Holdings Corp.*	23,283	168,336

		5,456,652

Entertainment (2.0%)
Eros International plc*	880	1,452
Glu Mobile, Inc.*	18,018	113,333
IMAX Corp.*	8,133	73,604
Liberty Media Corp.-Liberty Braves, Class A*	1,546	30,147
Liberty Media Corp.-Liberty Braves, Class C*	5,540	105,592
LiveXLive Media, Inc.*	4,399	6,950
Roku, Inc.*	55,877	4,888,120

		5,219,198

Interactive Media & Services (2.0%)
Cargurus, Inc.*	11,654	220,727
Cars.com, Inc.*	1,468	6,312
Eventbrite, Inc., Class A*	5,521	40,303
EverQuote, Inc., Class A*	1,375	36,094
Liberty TripAdvisor Holdings, Inc., Class A*	11,515	20,727
Meet Group, Inc. (The)*	6,829	40,086
Pinterest, Inc., Class A*	144,265	2,227,452
QuinStreet, Inc.*	7,132	57,413
Travelzoo*	729	2,865
TrueCar, Inc.*	14,217	34,405
Yelp, Inc.*	26,469	477,236
Zillow Group, Inc., Class C(x)*	54,452	1,961,361

		5,124,981

Media (0.9%)
Boston Omaha Corp., Class A(x)*	1,166	21,116
Cardlytics, Inc.*	59,135	2,067,360
Central European Media Enterprises Ltd., Class A*	13,898	43,501
Clear Channel Outdoor Holdings, Inc.*	1,548	991
Entravision Communications Corp., Class A	1,818	3,690
Fluent, Inc.*	6,401	7,489
Gray Television, Inc.*	5,692	61,132
Hemisphere Media Group, Inc.*	2,516	21,487
Loral Space & Communications, Inc.*	1,903	30,924
MDC Partners, Inc., Class A*	10,414	15,100
Meredith Corp.(x)	6,050	73,931
National CineMedia, Inc.	1,048	3,416
TechTarget, Inc.*	3,565	73,475

		2,423,612

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	6,781	71,946
Gogo, Inc.(x)*	8,765	18,582
Shenandoah Telecommunications Co.	7,434	366,125

		456,653

Total Communication Services		18,681,096

Consumer Discretionary (10.9%)
Auto Components (0.4%)
Dorman Products, Inc.*	4,189	231,526
Fox Factory Holding Corp.*	5,837	245,154
Gentherm, Inc.*	5,060	158,884
LCI Industries	3,806	254,355
Standard Motor Products, Inc.	679	28,226
Stoneridge, Inc.*	448	7,504

		925,649

Automobiles (0.0%)
Winnebago Industries, Inc.	3,314	92,162

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,970	199,133
Funko, Inc., Class A(x)*	3,410	13,606
Greenlane Holdings, Inc., Class A(x)*	903	1,553

		214,292

Diversified Consumer Services (0.5%)
Chegg, Inc.*	18,344	656,348
Collectors Universe, Inc.	1,333	20,888
K12, Inc.*	494	9,317
Perdoceo Education Corp.*	10,506	113,360
Regis Corp.*	297	1,755
Select Interior Concepts, Inc., Class A*	1,012	2,095
Strategic Education, Inc.	3,303	461,627

		1,265,390

Hotels, Restaurants & Leisure (1.4%)
Biglari Holdings, Inc., Class B*	124	6,374
BJ’s Restaurants, Inc.	2,968	41,226
Bloomin’ Brands, Inc.	13,487	96,297
Boyd Gaming Corp.	11,293	162,845
Brinker International, Inc.	4,446	53,396
Carrols Restaurant Group, Inc.*	386	703
Cheesecake Factory, Inc. (The)(x)	6,346	108,390
Churchill Downs, Inc.	5,474	563,548
Chuy’s Holdings, Inc.*	692	6,968
Cracker Barrel Old Country Store, Inc.	3,736	310,910
Dave & Buster’s Entertainment, Inc.(x)	4,642	60,717
Denny’s Corp.*	6,570	50,458
Dine Brands Global, Inc.	1,411	40,467
Drive Shack, Inc.*	8,772	13,333
Eldorado Resorts, Inc.(x)*	10,245	147,528
Everi Holdings, Inc.*	12,049	39,762
Golden Entertainment, Inc.*	1,236	8,170
Inspired Entertainment, Inc.*	1,279	4,323
Jack in the Box, Inc.	613	21,486
Kura Sushi USA, Inc., Class A(x)*	274	3,277
Lindblad Expeditions Holdings, Inc.*	3,603	15,025
Marriott Vacations Worldwide Corp.	1,174	65,251
Monarch Casino & Resort, Inc.*	1,411	39,607
Nathan’s Famous, Inc.	235	14,335
Noodles & Co.*	4,405	20,748
Papa John’s International, Inc.(x)	3,041	162,298
Penn National Gaming, Inc.*	1,952	24,693
PlayAGS, Inc.*	4,065	10,772
Red Rock Resorts, Inc., Class A	10,625	90,844
Ruth’s Hospitality Group, Inc.	4,305	28,757
Scientific Games Corp., Class A*	8,406	81,538
SeaWorld Entertainment, Inc.*	7,203	79,377
Shake Shack, Inc., Class A(x)*	4,530	170,962
Six Flags Entertainment Corp.	26,125	327,607
Target Hospitality Corp.*	4,220	8,398
Texas Roadhouse, Inc.	10,245	423,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Twin River Worldwide Holdings, Inc.(x)	2,700	$35,127
Wingstop, Inc.	4,216	336,015

		3,674,650

Household Durables (0.9%)
Casper Sleep, Inc.(x)*	503	2,158
Cavco Industries, Inc.*	1,343	194,654
Century Communities, Inc.*	1,788	25,944
GoPro, Inc., Class A*	18,343	48,059
Green Brick Partners, Inc.*	324	2,608
Hamilton Beach Brands Holding Co., Class A	971	9,234
Helen of Troy Ltd.*	3,899	561,573
Hooker Furniture Corp.	148	2,310
Installed Building Products, Inc.*	3,487	139,027
iRobot Corp.(x)*	4,243	173,539
KB Home	2,661	48,164
La-Z-Boy, Inc.	2,921	60,027
Legacy Housing Corp.*	390	3,607
LGI Homes, Inc.*	3,132	141,410
Lovesac Co. (The)(x)*	1,390	8,104
Mohawk Industries, Inc.*	4,616	351,924
Purple Innovation, Inc.*	130	738
Skyline Champion Corp.*	7,741	121,379
Sonos, Inc.*	12,467	105,720
Taylor Morrison Home Corp., Class A*	2,195	24,145
TopBuild Corp.*	5,191	371,883
Universal Electronics, Inc.*	1,940	74,438
ZAGG, Inc.(x)*	289	899

		2,471,544

Internet & Direct Marketing Retail (3.5%)
1-800-Flowers.com, Inc., Class A*	3,796	50,221
Duluth Holdings, Inc., Class B(x)*	1,738	6,969
Farfetch Ltd., Class A*	225,851	1,784,223
Groupon, Inc.*	70,077	68,689
Leaf Group Ltd.*	2,353	3,153
Overstock.com, Inc.*	141,014	703,660
PetMed Express, Inc.(x)	920	26,478
Quotient Technology, Inc.*	1,194	7,761
RealReal, Inc. (The)(x)*	90,778	636,354
Rubicon Project, Inc. (The)*	5,252	29,149
Shutterstock, Inc.	3,004	96,609
Stitch Fix, Inc., Class A(x)*	265,809	3,375,774
Waitr Holdings, Inc.(x)*	1,659	2,041
Wayfair, Inc., Class A(x)*	40,308	2,154,059

		8,945,140

Leisure Products (0.9%)
Clarus Corp.	1,330	13,034
Johnson Outdoors, Inc., Class A	485	30,410
Malibu Boats, Inc., Class A*	3,147	90,602
Marine Products Corp.	1,063	8,589
MasterCraft Boat Holdings, Inc.*	2,794	20,396
Peloton Interactive, Inc., Class A*	75,967	2,016,924
Sturm Ruger & Co., Inc.	2,399	122,133
YETI Holdings, Inc.*	8,594	167,755

		2,469,843

Specialty Retail (2.2%)
Aaron’s, Inc.	9,325	212,424
American Eagle Outfitters, Inc.	22,046	175,266
America’s Car-Mart, Inc.*	927	52,236
Asbury Automotive Group, Inc.*	2,947	162,763
At Home Group, Inc.(x)*	524	1,059
Boot Barn Holdings, Inc.*	4,546	58,780
Camping World Holdings, Inc., Class A(x)	5,205	29,616
Carvana Co.(x)*	59,616	3,284,245
Children’s Place, Inc. (The)(x)	2,304	45,066
Designer Brands, Inc., Class A	3,347	16,668
Hibbett Sports, Inc.(x)*	128	1,400
Hudson Ltd., Class A*	118	592
Lithia Motors, Inc., Class A	2,123	173,640
Lumber Liquidators Holdings, Inc.(x)*	893	4,188
MarineMax, Inc.*	218	2,272
Monro, Inc.	5,075	222,336
Murphy USA, Inc.*	805	67,910
National Vision Holdings, Inc.*	12,179	236,516
Party City Holdco, Inc.(x)*	1,344,179	616,037
Rent-A-Center, Inc.	7,595	107,393
RH(x)*	759	76,257
Sleep Number Corp.*	3,907	74,858
Tailored Brands, Inc.(x)	7,184	12,500
Winmark Corp.	154	19,623

		5,653,645

Textiles, Apparel & Luxury Goods (1.0%)
Brunello Cucinelli SpA(x)	44,502	1,353,644
Centric Brands, Inc.(x)*	2,650	2,968
Crocs, Inc.*	10,712	181,997
Deckers Outdoor Corp.*	4,357	583,838
Kontoor Brands, Inc.(x)	1,656	31,746
Oxford Industries, Inc.	1,014	36,768
Steven Madden Ltd.	13,049	303,128
Superior Group of Cos., Inc.	715	6,049
Wolverine World Wide, Inc.	5,891	89,543

		2,589,681

Total Consumer Discretionary		28,301,996

Consumer Staples (1.6%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,294	475,622
Celsius Holdings, Inc.*	4,372	18,406
Coca-Cola Consolidated, Inc.	724	150,976
Craft Brew Alliance, Inc.*	88	1,311
MGP Ingredients, Inc.	2,048	55,071
National Beverage Corp.(x)*	1,814	77,367
New Age Beverages Corp.(x)*	11,789	16,387

		795,140

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club Holdings, Inc.*	5,908	150,477
Chefs’ Warehouse, Inc. (The)*	3,590	36,151
HF Foods Group, Inc.(x)*	3,575	29,994
Performance Food Group Co.*	17,731	438,311
PriceSmart, Inc.	311	16,343

		671,276

Food Products (0.6%)
B&G Foods, Inc.(x)	1,000	18,090
Bridgford Foods Corp.*	280	6,460
Calavo Growers, Inc.	2,490	143,648
Freshpet, Inc.*	5,343	341,258
J&J Snack Foods Corp.	2,328	281,688
John B Sanfilippo & Son, Inc.	1,331	118,991
Lancaster Colony Corp.	2,109	305,046
Limoneira Co.	666	8,725
Sanderson Farms, Inc.	2,595	320,015
Tootsie Roll Industries, Inc.(x)	2,294	82,485

		1,626,406

Household Products (0.2%)
WD-40 Co.	2,129	427,610

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	3,794	64,688
elf Beauty, Inc.*	662	6,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Inter Parfums, Inc.	2,703	$125,284
Lifevantage Corp.*	2,252	23,195
Medifast, Inc.(x)	1,686	105,375
Revlon, Inc., Class A(x)*	920	10,056
USANA Health Sciences, Inc.*	1,932	111,592
Youngevity International, Inc.(x)*	1,329	930

		447,634

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	18,699	14,024
Turning Point Brands, Inc.	1,302	27,485
Vector Group Ltd.	16,138	152,020

		193,529

Total Consumer Staples		4,161,595

Energy (0.4%)
Energy Equipment & Services (0.1%)
Cactus, Inc., Class A	7,129	82,696
DMC Global, Inc.(x)	2,193	50,461
FTS International, Inc.(x)*	2,473	552
Liberty Oilfield Services, Inc., Class A	2,490	6,698
ProPetro Holding Corp.*	7,152	17,880
RigNet, Inc.*	2,058	3,704
Solaris Oilfield Infrastructure, Inc., Class A	4,743	24,901
US Well Services, Inc.*	2,524	757

		187,649

Oil, Gas & Consumable Fuels (0.3%)
Altus Midstream Co.(x)*	8,242	6,182
Ardmore Shipping Corp.	1,083	5,686
Brigham Minerals, Inc., Class A	2,747	22,718
CVR Energy, Inc.(x)	2,000	33,060
Dorian LPG Ltd.*	954	8,309
Evolution Petroleum Corp.	3,539	9,237
Falcon Minerals Corp.	1,069	2,298
GasLog Ltd.(x)	4,196	15,190
Golar LNG Ltd.(x)	1,314	10,354
Goodrich Petroleum Corp.*	844	3,595
Matador Resources Co.(x)*	1,631	4,045
NextDecade Corp.*	1,888	3,549
PrimeEnergy Resources Corp.*	53	3,922
Ring Energy, Inc.(x)*	4,417	2,909
Rosehill Resources, Inc.*	1,660	681
Tellurian, Inc.(x)*	14,563	13,164
Texas Pacific Land Trust	1,734	658,937
Uranium Energy Corp.(x)*	29,617	16,586

		820,422

Total Energy		1,008,071

Financials (3.0%)
Banks (0.6%)
Ameris Bancorp	1,485	35,284
Atlantic Capital Bancshares, Inc.*	34	404
Bank First Corp.(x)	808	45,248
Bank of NT Butterfield & Son Ltd. (The)	2,833	48,246
Baycom Corp.*	529	6,375
Cambridge Bancorp	195	10,140
Century Bancorp, Inc., Class A	67	4,170
City Holding Co.	197	13,106
CNB Financial Corp.	150	2,831
Coastal Financial Corp.*	693	7,283
CrossFirst Bankshares, Inc.*	336	2,822
Eagle Bancorp, Inc.	299	9,033
Esquire Financial Holdings, Inc.*	428	6,441
FB Financial Corp.	1,302	25,676
Fidelity D&D Bancorp, Inc.(x)	172	8,775
First Capital, Inc.	51	3,055
First Financial Bankshares, Inc.(x)	20,192	541,953
First Financial Corp.	186	6,272
First Foundation, Inc.	2,039	20,839
Glacier Bancorp, Inc.	1,968	66,922
Hanmi Financial Corp.	520	5,642
HarborOne Bancorp, Inc.*	2,102	15,828
HBT Financial, Inc.	185	1,948
Heritage Commerce Corp.	1,030	7,900
HomeTrust Bancshares, Inc.	707	11,255
Independent Bank Corp./MA	496	31,928
Independent Bank Corp./MI	1,021	13,140
Independent Bank Group, Inc.	1,356	32,110
Investar Holding Corp.	490	6,257
Lakeland Financial Corp.	2,852	104,811
Malvern Bancorp, Inc.*	181	2,217
Metrocity Bankshares, Inc.(x)	194	2,278
Midland States Bancorp, Inc.	306	5,352
National Bank Holdings Corp., Class A	1,488	35,563
People’s Utah Bancorp	249	4,823
Preferred Bank	664	22,457
Red River Bancshares, Inc.	64	2,382
Reliant Bancorp, Inc.	167	1,882
Richmond Mutual Bancorporation, Inc.*	215	2,193
Seacoast Banking Corp. of Florida*	1,353	24,773
ServisFirst Bancshares, Inc.	5,990	175,627
Stock Yards Bancorp, Inc.	613	17,734
TriState Capital Holdings, Inc.*	1,025	9,912
Triumph Bancorp, Inc.*	1,743	45,318
Union Bankshares, Inc.	166	3,735
United Community Banks, Inc.	1,025	18,768
Unity Bancorp, Inc.	140	1,638
Veritex Holdings, Inc.	2,382	33,277
West Bancorporation, Inc.	492	8,044
Westamerica Bancorp	703	41,322

		1,554,989

Capital Markets (0.9%)
Ares Management Corp.	11,097	343,230
Artisan Partners Asset Management, Inc., Class A	4,070	87,464
Assetmark Financial Holdings, Inc.*	1,019	20,777
Blucora, Inc.*	5,326	64,178
Cohen & Steers, Inc.	3,560	161,802
Cowen, Inc., Class A	2,080	20,093
Diamond Hill Investment Group, Inc.	422	38,081
Federated Hermes, Inc., Class B	14,982	285,407
Focus Financial Partners, Inc., Class A*	4,612	106,122
GAMCO Investors, Inc., Class A	679	7,462
Greenhill & Co., Inc.	2,344	23,065
Hamilton Lane, Inc., Class A	3,392	187,612
Healthcare Merger Corp.*	38,705	383,180
Houlihan Lokey, Inc.	6,492	338,363
Moelis & Co., Class A	6,035	169,584
PJT Partners, Inc., Class A	2,064	89,557
Pzena Investment Management, Inc., Class A	2,836	12,649
Safeguard Scientifics, Inc.	3,144	17,449
Sculptor Capital Management, Inc.	1,582	21,420
Siebert Financial Corp.*	1,136	8,202
Silvercrest Asset Management Group, Inc., Class A	1,496	14,152
Value Line, Inc.	160	5,176
Virtus Investment Partners, Inc.	135	10,275
WisdomTree Investments, Inc.	7,540	17,568

		2,432,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
Curo Group Holdings Corp.	2,407	$12,757
Elevate Credit, Inc.*	2,153	2,239
Enova International, Inc.*	3,322	48,136
FirstCash, Inc.	6,461	463,512
Green Dot Corp., Class A*	6,091	154,650
Oportun Financial Corp.*	503	5,307
Regional Management Corp.*	678	9,261
World Acceptance Corp.*	496	27,087

		722,949

Diversified Financial Services (0.0%)
Alerus Financial Corp.	275	4,543
GWG Holdings, Inc.(x)*	222	2,256
Marlin Business Services Corp.	391	4,367

		11,166

Insurance (0.9%)
Benefytt Technologies, Inc., Class A(x)*	1,664	37,257
BRP Group, Inc., Class A*	1,080	11,394
Crawford & Co., Class A	2,303	16,582
eHealth, Inc.*	3,532	497,376
Enstar Group Ltd.*	315	50,101
FedNat Holding Co.	885	10,160
Global Indemnity Ltd.	265	6,757
Goosehead Insurance, Inc., Class A*	1,748	78,013
Heritage Insurance Holdings, Inc.	411	4,402
Investors Title Co.	32	4,096
James River Group Holdings Ltd.	2,159	78,242
Kinsale Capital Group, Inc.	3,151	329,374
MBIA, Inc.*	1,271	9,075
National General Holdings Corp.	6,285	104,017
Palomar Holdings, Inc.*	2,867	166,745
ProSight Global, Inc.*	558	5,440
RLI Corp.	6,183	543,671
Selective Insurance Group, Inc.	4,141	205,808
State Auto Financial Corp.	140	3,891
Trupanion, Inc.(x)*	4,386	114,168
United Fire Group, Inc.	291	9,489
Universal Insurance Holdings, Inc.	1,436	25,733

		2,311,791

Thrifts & Mortgage Finance (0.3%)
Axos Financial, Inc.*	5,527	100,205
Essent Group Ltd.	7,545	198,735
Federal Agricultural Mortgage Corp., Class C	412	22,920
First Defiance Financial Corp.	469	6,913
FS Bancorp, Inc.	84	3,024
Greene County Bancorp, Inc.	392	9,157
Hingham Institution for Savings	98	14,209
Kearny Financial Corp.	4,051	34,798
Meridian Bancorp, Inc.	1,073	12,039
Meta Financial Group, Inc.	3,025	65,703
Mr Cooper Group, Inc.*	5,678	41,620
NMI Holdings, Inc., Class A*	10,265	119,177
OceanFirst Financial Corp.	555	8,830
PCSB Financial Corp.	249	3,484
Pioneer Bancorp, Inc.*	225	2,335
Southern Missouri Bancorp, Inc.	86	2,087
Walker & Dunlop, Inc.	500	20,135
Waterstone Financial, Inc.	319	4,638

		670,009

Total Financials		7,703,772

Health Care (29.6%)
Biotechnology (8.3%)
89bio, Inc.(x)*	360	9,090
ACADIA Pharmaceuticals, Inc.*	17,426	736,248
Acceleron Pharma, Inc.*	5,766	518,190
ADMA Biologics, Inc.(x)*	9,337	26,891
Aduro Biotech, Inc.*	8,936	24,485
Adverum Biotechnologies, Inc.*	9,837	96,107
Aeglea BioTherapeutics, Inc.*	712	3,318
Affimed NV*	9,393	14,841
Agenus, Inc.*	15,791	38,688
AgeX Therapeutics, Inc.(x)*	3,401	3,163
Aimmune Therapeutics, Inc.*	6,909	99,628
Akcea Therapeutics, Inc.(x)*	1,952	27,914
Akero Therapeutics, Inc.*	973	20,628
Albireo Pharma, Inc.*	1,858	30,415
Aldeyra Therapeutics, Inc.(x)*	2,401	5,930
Alector, Inc.*	5,360	129,337
Allakos, Inc.(x)*	2,993	133,159
Allogene Therapeutics, Inc.(x)*	5,999	116,621
Amicus Therapeutics, Inc.*	39,705	366,874
AnaptysBio, Inc.*	3,051	43,111
Anavex Life Sciences Corp.(x)*	6,947	21,883
Apellis Pharmaceuticals, Inc.*	8,774	235,055
Applied Therapeutics, Inc.(x)*	959	31,350
Aprea Therapeutics, Inc.*	796	27,669
Arcutis Biotherapeutics, Inc.*	1,219	36,326
Arena Pharmaceuticals, Inc.*	6,257	262,794
Arrowhead Pharmaceuticals, Inc.*	15,473	445,158
Assembly Biosciences, Inc.*	405	6,006
Atara Biotherapeutics, Inc.*	7,966	67,791
Athenex, Inc.*	10,601	82,052
Athersys, Inc.(x)*	21,061	63,183
Atreca, Inc., Class A(x)*	2,022	33,464
Avid Bioservices, Inc.*	8,856	45,254
Avrobio, Inc.*	3,724	57,945
Axcella Health, Inc.*	1,009	3,451
Beam Therapeutics, Inc.*	1,435	25,830
Beyondspring, Inc.(x)*	1,896	24,288
BioCryst Pharmaceuticals, Inc.*	19,534	39,068
Biohaven Pharmaceutical Holding Co. Ltd.*	6,610	224,938
BioSpecifics Technologies Corp.*	944	53,402
Bioxcel Therapeutics, Inc.*	1,250	27,937
Black Diamond Therapeutics, Inc.(x)*	1,419	35,404
Blueprint Medicines Corp.*	8,299	485,326
Bridgebio Pharma, Inc.(x)*	9,082	263,378
Cabaletta Bio, Inc.*	763	5,570
Calithera Biosciences, Inc.*	1,298	5,763
Calyxt, Inc.(x)*	1,496	4,982
CareDx, Inc.*	5,866	128,055
CASI Pharmaceuticals, Inc.(x)*	6,925	14,127
Castle Biosciences, Inc.*	1,125	33,536
Catalyst Pharmaceuticals, Inc.*	15,757	60,664
Celcuity, Inc.*	854	5,551
Cellular Biomedicine Group, Inc.*	1,334	21,104
CEL-SCI Corp.(x)*	4,411	50,903
Centogene NV*	305	6,100
Checkpoint Therapeutics, Inc.(x)*	5,356	8,088
ChemoCentryx, Inc.*	6,330	254,339
Clovis Oncology, Inc.(x)*	7,970	50,689
Coherus Biosciences, Inc.*	4,045	65,610
Constellation Pharmaceuticals, Inc.*	2,538	79,769
Corbus Pharmaceuticals Holdings, Inc.(x)*	9,831	51,514
Cortexyme, Inc.(x)*	1,719	78,404
Crinetics Pharmaceuticals, Inc.(x)*	1,656	24,343
Cue Biopharma, Inc.*	3,075	43,634
Cyclerion Therapeutics, Inc.*	3,648	9,667
Cytokinetics, Inc.*	7,832	92,339
CytomX Therapeutics, Inc.*	7,013	53,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Deciphera Pharmaceuticals, Inc.*	3,244	$133,555
Denali Therapeutics, Inc.(x)*	8,063	141,183
Dicerna Pharmaceuticals, Inc.*	8,235	151,277
Dynavax Technologies Corp.(x)*	11,740	41,442
Eagle Pharmaceuticals, Inc.*	1,404	64,584
Editas Medicine, Inc.*	37,841	750,387
Eidos Therapeutics, Inc.(x)*	1,737	85,096
Eiger BioPharmaceuticals, Inc.*	3,563	24,228
Emergent BioSolutions, Inc.*	7,063	408,665
Enanta Pharmaceuticals, Inc.*	2,923	150,330
Enochian Biosciences, Inc.(x)*	771	2,313
Epizyme, Inc.*	8,750	135,713
Esperion Therapeutics, Inc.(x)*	3,958	124,796
Evelo Biosciences, Inc.(x)*	501	1,881
Fate Therapeutics, Inc.*	9,429	209,418
FibroGen, Inc.*	10,923	379,574
Flexion Therapeutics, Inc.(x)*	5,092	40,074
Forty Seven, Inc.*	3,881	370,325
Frequency Therapeutics, Inc.(x)*	701	12,485
G1 Therapeutics, Inc.*	3,166	34,889
Galectin Therapeutics, Inc.(x)*	6,266	12,281
Galera Therapeutics, Inc.*	332	3,154
Global Blood Therapeutics, Inc.*	8,966	458,073
GlycoMimetics, Inc.*	5,413	12,342
Gossamer Bio, Inc.*	3,656	37,108
Gritstone Oncology, Inc.(x)*	741	4,313
Halozyme Therapeutics, Inc.*	21,924	394,413
Harpoon Therapeutics, Inc.(x)*	384	4,447
Heron Therapeutics, Inc.*	13,083	153,594
Homology Medicines, Inc.*	3,820	59,363
Hookipa Pharma, Inc.*	1,415	11,674
IGM Biosciences, Inc.*	605	33,971
ImmunoGen, Inc.*	13,862	47,269
Immunomedics, Inc.*	26,610	358,703
Inovio Pharmaceuticals, Inc.(x)*	14,981	111,459
Insmed, Inc.*	13,830	221,695
Intellia Therapeutics, Inc.(x)*	49,483	605,177
Intercept Pharmaceuticals, Inc.*	3,905	245,859
Invitae Corp.(x)*	13,537	185,051
Iovance Biotherapeutics, Inc.*	18,142	543,081
Ironwood Pharmaceuticals, Inc.*	24,101	243,179
Kadmon Holdings, Inc.*	25,079	105,081
KalVista Pharmaceuticals, Inc.*	1,902	14,550
Karuna Therapeutics, Inc.*	1,250	90,000
Karyopharm Therapeutics, Inc.*	9,154	175,848
Kezar Life Sciences, Inc.*	191	833
Kindred Biosciences, Inc.*	5,644	22,576
Kiniksa Pharmaceuticals Ltd., Class A*	2,254	34,892
Kodiak Sciences, Inc.*	4,322	206,159
Krystal Biotech, Inc.*	1,620	70,049
Kura Oncology, Inc.*	5,044	50,188
La Jolla Pharmaceutical Co.*	3,252	13,658
Lexicon Pharmaceuticals, Inc.(x)*	6,218	12,125
Ligand Pharmaceuticals, Inc.(x)*	426	30,979
LogicBio Therapeutics, Inc.*	1,197	5,913
MacroGenics, Inc.*	3,190	18,566
Madrigal Pharmaceuticals, Inc.(x)*	1,396	93,197
Magenta Therapeutics, Inc.*	3,056	19,192
MannKind Corp.(x)*	28,127	28,971
Marker Therapeutics, Inc.(x)*	4,411	8,381
MediciNova, Inc.(x)*	6,719	24,995
MEI Pharma, Inc.*	14,218	22,891
MeiraGTx Holdings plc*	2,722	36,584
Millendo Therapeutics, Inc.*	1,901	10,037
Minerva Neurosciences, Inc.*	3,704	22,298
Mirati Therapeutics, Inc.*	4,595	353,218
Mirum Pharmaceuticals, Inc.(x)*	579	8,106
Moderna, Inc.*	29,033	869,538
Molecular Templates, Inc.*	1,939	25,769
Momenta Pharmaceuticals, Inc.*	17,503	476,082
Morphic Holding, Inc.(x)*	1,253	18,394
Mustang Bio, Inc.*	4,488	12,028
Myriad Genetics, Inc.*	1,309	18,732
Natera, Inc.*	9,693	289,433
NextCure, Inc.*	2,163	80,182
Novavax, Inc.(x)*	1,706	23,167
Oncocyte Corp.*	3,455	8,465
Organogenesis Holdings, Inc.*	1,697	5,481
Oyster Point Pharma, Inc.*	682	23,870
Palatin Technologies, Inc.(x)*	35,901	15,208
Passage Bio, Inc.*	58,900	927,675
Pfenex, Inc.*	4,754	41,930
PhaseBio Pharmaceuticals, Inc.(x)*	2,239	7,411
Pieris Pharmaceuticals, Inc.*	7,211	16,441
Portola Pharmaceuticals, Inc.(x)*	11,778	83,977
Precigen, Inc.(x)*	3,029	10,299
Precision BioSciences, Inc.(x)*	5,597	33,750
Prevail Therapeutics, Inc.*	1,641	20,004
Principia Biopharma, Inc.*	2,673	158,723
Progenics Pharmaceuticals, Inc.*	13,592	51,650
Protagonist Therapeutics, Inc.*	1,764	12,454
PTC Therapeutics, Inc.*	9,330	416,211
Puma Biotechnology, Inc.*	4,638	39,145
Ra Pharmaceuticals, Inc.*	5,401	259,302
Radius Health, Inc.*	6,885	89,505
RAPT Therapeutics, Inc.(x)*	185	3,935
REGENXBIO, Inc.*	5,083	164,588
Replimune Group, Inc.*	2,109	21,027
Retrophin, Inc.*	6,372	92,967
REVOLUTION Medicines, Inc.*	1,661	36,393
Rhythm Pharmaceuticals, Inc.*	4,568	69,525
Rigel Pharmaceuticals, Inc.*	23,331	36,396
Rocket Pharmaceuticals, Inc.*	5,009	69,876
Rubius Therapeutics, Inc.(x)*	5,446	24,235
Sangamo Therapeutics, Inc.*	12,533	79,835
Savara, Inc.*	6,586	13,962
Scholar Rock Holding Corp.*	2,854	34,562
Seres Therapeutics, Inc.*	5,709	20,381
Solid Biosciences, Inc.*	437	1,044
Sorrento Therapeutics, Inc.(x)*	19,919	36,651
Spectrum Pharmaceuticals, Inc.*	15,919	37,091
Spero Therapeutics, Inc.*	69	558
SpringWorks Therapeutics, Inc.*	1,281	34,587
Stemline Therapeutics, Inc.*	7,114	34,432
Stoke Therapeutics, Inc.*	2,013	46,098
Sutro Biopharma, Inc.*	217	2,213
Syndax Pharmaceuticals, Inc.*	3,326	36,486
Syros Pharmaceuticals, Inc.*	5,624	33,350
TCR2 Therapeutics, Inc.(x)*	193	1,494
TG Therapeutics, Inc.*	11,998	118,060
Tocagen, Inc.(x)*	3,578	4,365
Translate Bio, Inc.*	5,366	53,499
Turning Point Therapeutics, Inc.*	4,084	182,391
Twist Bioscience Corp.*	4,076	124,644
Tyme Technologies, Inc.(x)*	9,927	10,920
Ultragenyx Pharmaceutical, Inc.*	8,462	375,967
UNITY Biotechnology, Inc.(x)*	3,107	18,021
UroGen Pharma Ltd.*	2,944	52,521
Vanda Pharmaceuticals, Inc.*	8,073	83,636
VBI Vaccines, Inc.*	20,487	19,463
Veracyte, Inc.*	7,314	177,803
Vericel Corp.*	6,991	64,107
Viela Bio, Inc.*	660	25,080
Viking Therapeutics, Inc.(x)*	1,069	5,003
Vir Biotechnology, Inc.*	861	29,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Voyager Therapeutics, Inc.*	3,841	$35,145
X4 Pharmaceuticals, Inc.*	2,249	22,490
XBiotech, Inc.*	2,889	30,681
Xencor, Inc.*	7,343	219,409
Y-mAbs Therapeutics, Inc.*	3,688	96,257
ZIOPHARM Oncology, Inc.(x)*	27,746	67,978

		21,463,297

Health Care Equipment & Supplies (6.8%)
Accuray, Inc.*	15,477	29,406
Alphatec Holdings, Inc.*	5,474	18,885
Antares Pharma, Inc.*	24,007	56,657
Apyx Medical Corp.*	644	2,312
AtriCure, Inc.*	5,918	198,786
Atrion Corp.	220	143,000
Axogen, Inc.*	5,500	57,200
Axonics Modulation Technologies, Inc.(x)*	2,802	71,199
BioLife Solutions, Inc.*	1,084	10,298
BioSig Technologies, Inc.(x)*	2,564	10,743
Cardiovascular Systems, Inc.*	5,350	188,374
Cerus Corp.*	21,749	101,133
Conformis, Inc.(x)*	10,404	6,555
CONMED Corp.	4,194	240,190
CryoLife, Inc.*	5,632	95,293
CryoPort, Inc.(x)*	4,915	83,899
Cutera, Inc.*	2,430	31,736
CytoSorbents Corp.(x)*	4,924	38,063
GenMark Diagnostics, Inc.*	8,476	34,921
Glaukos Corp.(x)*	6,049	186,672
Globus Medical, Inc., Class A*	11,780	501,003
Haemonetics Corp.*	7,886	785,919
Heska Corp.*	1,096	60,609
Inogen, Inc.*	2,819	145,630
Integer Holdings Corp.*	3,661	230,130
IntriCon Corp.*	1,340	15,772
iRadimed Corp.*	728	15,543
iRhythm Technologies, Inc.*	4,109	334,267
Lantheus Holdings, Inc.*	5,832	74,416
LeMaitre Vascular, Inc.	2,095	52,207
LivaNova plc*	5,943	268,921
Meridian Bioscience, Inc.*	625	5,250
Merit Medical Systems, Inc.*	8,316	259,875
Mesa Laboratories, Inc.	616	139,271
Misonix, Inc.*	1,202	11,323
Natus Medical, Inc.*	5,214	120,600
Neogen Corp.*	8,013	536,791
Neuronetics, Inc.*	1,954	3,693
Nevro Corp.*	4,632	463,107
Novocure Ltd.*	13,456	906,127
NuVasive, Inc.*	8,052	407,914
Orthofix Medical, Inc.*	2,129	59,633
OrthoPediatrics Corp.*	1,507	59,738
Penumbra, Inc.*	28,835	4,651,951
Pulse Biosciences, Inc.(x)*	1,678	12,015
Quidel Corp.*	5,533	541,183
Quotient Ltd.*	500,540	1,977,133
Rockwell Medical, Inc.(x)*	8,344	17,105
Senseonics Holdings, Inc.(x)*	17,391	11,017
Shockwave Medical, Inc.*	43,829	1,454,246
SI-BONE, Inc.*	2,822	33,723
Sientra, Inc.*	5,213	10,374
Silk Road Medical, Inc.*	2,511	79,046
Soliton, Inc.*	839	6,796
STAAR Surgical Co.*	6,916	223,110
Surmodics, Inc.*	2,017	67,206
Tactile Systems Technology, Inc.*	2,832	113,733
Tandem Diabetes Care, Inc.*	8,683	558,751
TransEnterix, Inc.*	1,614	568
TransMedics Group, Inc.*	1,892	22,855
Utah Medical Products, Inc.	466	43,827
Vapotherm, Inc.*	2,307	43,441
Varex Imaging Corp.*	2,514	57,093
ViewRay, Inc.(x)*	15,672	39,180
Wright Medical Group NV*	19,537	559,735
Zynex, Inc.(x)*	2,538	28,096

		17,615,245

Health Care Providers & Services (3.5%)
1Life Healthcare, Inc.*	1,306	23,704
Addus HomeCare Corp.*	1,916	129,522
Amedisys, Inc.*	4,851	890,352
American Renal Associates Holdings, Inc.*	1,266	8,368
AMN Healthcare Services, Inc.*	7,122	411,723
Apollo Medical Holdings, Inc.(x)*	1,514	19,561
Avalon GloboCare Corp.*	3,063	4,748
BioTelemetry, Inc.*	5,172	199,174
Catasys, Inc.(x)*	1,152	17,545
CorVel Corp.*	1,395	76,041
Covetrus, Inc.*	95,592	778,119
Cross Country Healthcare, Inc.*	819	5,520
Ensign Group, Inc. (The)	7,869	295,953
Exagen, Inc.(x)*	384	6,121
Genesis Healthcare, Inc.*	13,015	10,966
Guardant Health, Inc.*	32,384	2,253,926
Hanger, Inc.*	952	14,832
HealthEquity, Inc.*	36,557	1,849,419
Joint Corp. (The)*	2,153	23,360
LHC Group, Inc.*	4,658	653,052
Magellan Health, Inc.*	1,824	87,753
National Research Corp.	1,857	84,456
Option Care Health, Inc.*	621	5,881
Pennant Group, Inc. (The)*	3,926	55,592
PetIQ, Inc.*	3,053	70,921
Progyny, Inc.(x)*	806	17,079
Providence Service Corp. (The)*	1,764	96,808
R1 RCM, Inc.*	15,940	144,895
RadNet, Inc.*	6,398	67,243
Select Medical Holdings Corp.*	16,943	254,145
Surgery Partners, Inc.*	267	1,743
Tenet Healthcare Corp.*	14,804	213,178
US Physical Therapy, Inc.	1,946	134,274

		8,905,974

Health Care Technology (3.8%)
Castlight Health, Inc., Class B*	16,339	11,815
Evolent Health, Inc., Class A*	2,362	12,826
Health Catalyst, Inc.*	2,449	64,041
HealthStream, Inc.*	1,534	36,739
HMS Holdings Corp.*	13,628	344,380
Inovalon Holdings, Inc., Class A*	11,244	187,325
Inspire Medical Systems, Inc.*	80,300	4,840,484
Livongo Health, Inc.(x)*	6,694	190,980
NextGen Healthcare, Inc.*	8,488	88,615
Omnicell, Inc.*	6,411	420,433
OptimizeRx Corp.(x)*	2,194	19,878
Phreesia, Inc.*	74,000	1,556,220
Schrodinger, Inc.*	1,729	74,554
Simulations Plus, Inc.	1,783	62,262
Tabula Rasa HealthCare, Inc.(x)*	3,000	156,870
Teladoc Health, Inc.(x)*	11,183	1,733,477
Vocera Communications, Inc.*	4,826	102,504

		9,903,403

Life Sciences Tools & Services (5.9%)
10X Genomics, Inc., Class A*	77,867	4,852,671
Accelerate Diagnostics, Inc.(x)*	4,293	35,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Adaptive Biotechnologies Corp.*	25,355	$704,362
ChromaDex Corp.(x)*	6,486	21,144
Codexis, Inc.*	8,334	93,008
Fluidigm Corp.*	10,619	26,972
Medpace Holdings, Inc.*	4,274	313,626
NanoString Technologies, Inc.*	321,091	7,722,239
NeoGenomics, Inc.*	14,771	407,827
Pacific Biosciences of California, Inc.*	20,048	61,347
Personalis, Inc.*	2,130	17,189
Quanterix Corp.*	2,063	37,897
Repligen Corp.*	8,094	781,395
Syneos Health, Inc.*	703	27,712

		15,103,150

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.(x)*	4,201	4,957
Acer Therapeutics, Inc.(x)*	1,250	2,487
Aerie Pharmaceuticals, Inc.(x)*	6,474	87,399
Akorn, Inc.*	1,700	954
Amneal Pharmaceuticals, Inc.*	18,428	64,129
Amphastar Pharmaceuticals, Inc.*	5,547	82,317
ANI Pharmaceuticals, Inc.*	1,454	59,236
Arvinas, Inc.*	3,272	131,862
Axsome Therapeutics, Inc.*	4,169	245,262
Baudax Bio, Inc.(x)*	1,158	2,872
BioDelivery Sciences International, Inc.*	12,463	47,235
Cara Therapeutics, Inc.*	5,144	67,952
Cerecor, Inc.*	3,475	8,618
Chiasma, Inc.*	5,414	19,761
Collegium Pharmaceutical, Inc.*	4,997	81,601
Corcept Therapeutics, Inc.*	14,741	175,270
CorMedix, Inc.(x)*	3,842	13,793
Cymabay Therapeutics, Inc.*	11,233	16,625
Eloxx Pharmaceuticals, Inc.*	3,407	6,678
Endo International plc*	1,988	7,356
Evofem Biosciences, Inc.(x)*	2,175	11,571
Evolus, Inc.(x)*	2,850	11,828
EyePoint Pharmaceuticals, Inc.*	6,487	6,617
Fulcrum Therapeutics, Inc.*	1,466	17,504
Innoviva, Inc.*	9,868	116,048
Intersect ENT, Inc.*	4,599	54,498
Intra-Cellular Therapies, Inc.*	3,910	60,097
Kala Pharmaceuticals, Inc.(x)*	1,810	15,910
Kaleido Biosciences, Inc.(x)*	1,695	10,424
Liquidia Technologies, Inc.*	2,163	10,188
Marinus Pharmaceuticals, Inc.(x)*	12,066	24,494
MyoKardia, Inc.*	6,866	321,878
NGM Biopharmaceuticals, Inc.(x)*	3,621	44,647
Ocular Therapeutix, Inc.*	6,538	32,363
Odonate Therapeutics, Inc.*	1,793	49,505
Omeros Corp.(x)*	7,943	106,198
Optinose, Inc.(x)*	4,048	18,176
Pacira BioSciences, Inc.*	6,294	211,038
Paratek Pharmaceuticals, Inc.(x)*	5,042	15,882
Phathom Pharmaceuticals, Inc.*	1,310	33,824
Phibro Animal Health Corp., Class A	2,945	71,181
Reata Pharmaceuticals, Inc., Class A*	1,479	213,479
Recro Pharma, Inc.*	3,097	25,302
resTORbio, Inc.*	88	91
Revance Therapeutics, Inc.*	6,720	99,456
Satsuma Pharmaceuticals, Inc.*	518	11,147
SIGA Technologies, Inc.*	8,630	41,251
Supernus Pharmaceuticals, Inc.*	7,552	135,860
TherapeuticsMD, Inc.(x)*	30,712	32,555
Theravance Biopharma, Inc.*	7,599	175,613
Tricida, Inc.*	3,386	74,492
Verrica Pharmaceuticals, Inc.*	933	10,198
WaVe Life Sciences Ltd.(x)*	2,831	26,526
Xeris Pharmaceuticals, Inc.*	4,119	8,032
Zogenix, Inc.*	6,652	164,504
Zynerba Pharmaceuticals, Inc.(x)*	3,382	12,953

		3,401,694

Total Health Care		76,392,763

Industrials (10.0%)
Aerospace & Defense (0.9%)
Aerojet Rocketdyne Holdings, Inc.*	7,968	333,301
AeroVironment, Inc.*	3,276	199,705
Astronics Corp.*	3,563	32,708
Axon Enterprise, Inc.*	9,042	639,902
Cubic Corp.	741	30,611
Ducommun, Inc.*	303	7,530
Kratos Defense & Security Solutions, Inc.*	13,862	191,850
Mercury Systems, Inc.*	8,401	599,327
Moog, Inc., Class A	4,300	217,279
National Presto Industries, Inc.	59	4,178
Parsons Corp.*	3,011	96,232
Triumph Group, Inc.	1,879	12,702

		2,365,325

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	9,066	165,727
Forward Air Corp.	4,379	221,796
Radiant Logistics, Inc.*	6,285	24,323

		411,846

Airlines (0.1%)
Allegiant Travel Co.	2,004	163,927
Mesa Air Group, Inc.*	1,465	4,820
Spirit Airlines, Inc.*	8,367	107,851

		276,598

Building Products (1.1%)
AAON, Inc.	6,367	307,654
Advanced Drainage Systems, Inc.	6,676	196,541
American Woodmark Corp.*	2,574	117,297
Apogee Enterprises, Inc.	3,467	72,183
Builders FirstSource, Inc.*	16,361	200,095
CSW Industrials, Inc.	2,302	149,285
JELD-WEN Holding, Inc.*	9,208	89,594
Masonite International Corp.*	3,590	170,346
Patrick Industries, Inc.	2,382	67,077
PGT Innovations, Inc.*	4,215	35,364
Simpson Manufacturing Co., Inc.	6,932	429,645
Trex Co., Inc.*	9,102	729,434
Universal Forest Products, Inc.	8,197	304,846

		2,869,361

Commercial Services & Supplies (1.6%)
Advanced Disposal Services, Inc.*	10,527	345,286
Brady Corp., Class A	6,134	276,827
Brink’s Co. (The)	7,734	402,555
Casella Waste Systems, Inc., Class A*	7,061	275,803
CECO Environmental Corp.*	526	2,456
Cimpress plc(x)*	3,068	163,218
Covanta Holding Corp.	18,070	154,498
Deluxe Corp.	424	10,994
Harsco Corp.*	11,948	83,278
Healthcare Services Group, Inc.	11,558	276,352
Heritage-Crystal Clean, Inc.*	1,618	26,276
Herman Miller, Inc.	9,070	201,354
HNI Corp.	5,194	130,837
Interface, Inc.	8,066	60,979
Kimball International, Inc., Class B	4,765	56,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Knoll, Inc.	7,228	$74,593
McGrath RentCorp	2,537	132,888
Mobile Mini, Inc.	2,274	59,647
MSA Safety, Inc.	5,465	553,058
Pitney Bowes, Inc.	12,691	25,890
Steelcase, Inc., Class A	3,232	31,900
Tetra Tech, Inc.	8,446	596,456
US Ecology, Inc.	3,665	111,416
Viad Corp.	3,022	64,157
VSE Corp.	97	1,590

		4,119,059

Construction & Engineering (0.6%)
Argan, Inc.	1,942	67,135
Comfort Systems USA, Inc.	5,593	204,424
Construction Partners, Inc., Class A*	1,033	17,447
Dycom Industries, Inc.*	3,794	97,316
EMCOR Group, Inc.	6,456	395,882
Granite Construction, Inc.	972	14,755
Great Lakes Dredge & Dock Corp.*	8,340	69,222
IES Holdings, Inc.*	594	10,484
MasTec, Inc.*	9,332	305,436
MYR Group, Inc.*	2,525	66,130
NV5 Global, Inc.*	1,619	66,849
Primoris Services Corp.	4,704	74,794
Sterling Construction Co., Inc.*	803	7,628
WillScot Corp.*	5,181	52,484

		1,449,986

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,111	26,331
American Superconductor Corp.*	889	4,872
Atkore International Group, Inc.*	7,382	155,539
AZZ, Inc.	1,218	34,250
Energous Corp.(x)*	4,477	3,326
EnerSys	4,293	212,589
Generac Holdings, Inc.*	9,468	882,134
Plug Power, Inc.(x)*	45,065	159,530
Sunrun, Inc.*	17,625	178,012
Thermon Group Holdings, Inc.*	1,366	20,586
TPI Composites, Inc.*	4,539	67,086
Vicor Corp.*	2,700	120,258
Vivint Solar, Inc.(x)*	6,695	29,257

		1,893,770

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,524	117,274

Machinery (2.0%)
Alamo Group, Inc.	1,305	115,858
Albany International Corp., Class A	4,715	223,161
Barnes Group, Inc.	824	34,468
Blue Bird Corp.*	1,113	12,165
Chart Industries, Inc.*	5,646	163,621
Columbus McKinnon Corp.	2,189	54,725
Douglas Dynamics, Inc.	3,492	124,001
Energy Recovery, Inc.*	5,487	40,823
Enerpac Tool Group Corp.	4,151	68,699
EnPro Industries, Inc.	361	14,288
ESCO Technologies, Inc.	3,720	282,385
Evoqua Water Technologies Corp.*	11,807	132,356
Federal Signal Corp.	8,656	236,136
Franklin Electric Co., Inc.	6,794	320,201
Gencor Industries, Inc.*	300	3,150
Gorman-Rupp Co. (The)	533	16,635
Graham Corp.	119	1,535
Helios Technologies, Inc.	4,508	170,943
Hillenbrand, Inc.	6,478	123,795
John Bean Technologies Corp.	4,844	359,764
Kadant, Inc.	1,710	127,652
LB Foster Co., Class A*	54	667
Lindsay Corp.	570	52,201
Luxfer Holdings plc	3,909	55,273
Mayville Engineering Co., Inc.*	1,005	6,161
Meritor, Inc.*	9,626	127,545
Middleby Corp. (The)*	6,463	367,615
Miller Industries, Inc.	140	3,959
Mueller Industries, Inc.	4,672	111,848
Mueller Water Products, Inc., Class A	14,372	115,120
Omega Flex, Inc.	452	38,149
Proto Labs, Inc.*	4,186	318,680
RBC Bearings, Inc.*	3,757	423,752
REV Group, Inc.	769	3,207
Rexnord Corp.	1,726	39,128
Spartan Motors, Inc.	3,856	49,781
SPX Corp.*	5,533	180,597
Tennant Co.	2,806	162,608
Terex Corp.	7,586	108,935
Watts Water Technologies, Inc., Class A	2,419	204,768
Welbilt, Inc.*	20,068	102,949

		5,099,304

Marine (0.0%)
Scorpio Bulkers, Inc.	1,511	3,823

Professional Services (0.8%)
ASGN, Inc.*	6,963	245,933
Barrett Business Services, Inc.	1,128	44,714
BG Staffing, Inc.	698	5,221
CRA International, Inc.	301	10,056
Exponent, Inc.	7,967	572,907
Forrester Research, Inc.*	1,680	49,106
Franklin Covey Co.*	1,472	22,875
FTI Consulting, Inc.*	531	63,598
Heidrick & Struggles International, Inc.	332	7,470
Huron Consulting Group, Inc.*	408	18,507
ICF International, Inc.	1,749	120,156
Insperity, Inc.	5,786	215,818
Kforce, Inc.	3,102	79,318
Korn Ferry	8,680	211,098
Mistras Group, Inc.*	310	1,321
Resources Connection, Inc.	1,466	16,082
TriNet Group, Inc.*	6,883	259,214
Upwork, Inc.*	8,961	57,799
Willdan Group, Inc.*	1,585	33,871

		2,035,064

Road & Rail (1.2%)
Avis Budget Group, Inc.*	8,918	123,960
Heartland Express, Inc.	398	7,391
Lyft, Inc., Class A*	100,713	2,704,144
PAM Transportation Services, Inc.*	210	6,457
Saia, Inc.*	2,418	177,820
Universal Logistics Holdings, Inc.	1,202	15,746

		3,035,518

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	5,975	273,177
Beacon Roofing Supply, Inc.*	1,978	32,716
EVI Industries, Inc.(x)*	67,364	1,063,004
Foundation Building Materials, Inc.*	909	9,354
General Finance Corp.*	881	5,497
GMS, Inc.*	2,753	43,305
H&E Equipment Services, Inc.	3,693	54,213
Herc Holdings, Inc.*	295	6,036
Kaman Corp.	626	24,082
Lawson Products, Inc.*	679	18,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MRC Global, Inc.*	1,218	$5,189
SiteOne Landscape Supply, Inc.*	6,331	466,088
Systemax, Inc.	1,478	26,205
Transcat, Inc.*	1,091	28,911

		2,055,920

Total Industrials		25,732,848

Information Technology (26.1%)
Communications Equipment (0.5%)
Acacia Communications, Inc.*	5,873	394,548
Calix, Inc.*	3,880	27,470
Cambium Networks Corp.*	418	2,341
Casa Systems, Inc.*	4,611	16,138
Clearfield, Inc.*	1,753	20,773
DASAN Zhone Solutions, Inc.*	1,745	7,312
Extreme Networks, Inc.*	17,624	54,458
InterDigital, Inc.	4,811	214,715
Plantronics, Inc.(x)	5,149	51,799
Viavi Solutions, Inc.*	35,600	399,076

		1,188,630

Electronic Equipment, Instruments & Components (1.0%)
Airgain, Inc.*	1,495	11,048
Akoustis Technologies, Inc.(x)*	4,543	24,396
Badger Meter, Inc.	4,434	237,662
Coda Octopus Group, Inc.(x)*	750	4,207
ePlus, Inc.*	1,807	113,154
Fabrinet*	5,199	283,657
FARO Technologies, Inc.*	2,507	111,562
Fitbit, Inc., Class A*	7,250	48,285
II-VI, Inc.*	9,032	257,412
Insight Enterprises, Inc.*	1,984	83,586
Iteris, Inc.*	6,364	20,365
Itron, Inc.*	5,319	296,960
Kimball Electronics, Inc.*	309	3,374
MTS Systems Corp.	969	21,803
Napco Security Technologies, Inc.*	1,810	27,458
nLight, Inc.*	5,097	53,468
Novanta, Inc.*	5,211	416,255
OSI Systems, Inc.*	2,602	179,330
PAR Technology Corp.(x)*	1,831	23,547
Plexus Corp.*	596	32,518
Rogers Corp.*	2,870	270,985
Sanmina Corp.*	2,415	65,881
Vishay Precision Group, Inc.*	1,228	24,658
Wrap Technologies, Inc.(x)*	1,216	5,180

		2,616,751

IT Services (6.6%)
Brightcove, Inc.*	5,615	39,136
Cardtronics plc, Class A*	4,554	95,270
Cass Information Systems, Inc.	2,166	76,157
CSG Systems International, Inc.	5,063	211,887
Endurance International Group Holdings, Inc.*	10,963	21,159
EVERTEC, Inc.	9,327	212,003
Evo Payments, Inc., Class A*	6,186	94,646
Exela Technologies, Inc.(x)*	5,209	1,068
ExlService Holdings, Inc.*	5,160	268,475
Fastly, Inc., Class A(x)*	300,809	5,709,355
GTT Communications, Inc.(x)*	5,131	40,791
Hackett Group, Inc. (The)	3,346	42,561
I3 Verticals, Inc., Class A*	2,153	41,101
International Money Express, Inc.(x)*	2,772	25,308
Limelight Networks, Inc.*	7,696	43,867
MAXIMUS, Inc.	9,836	572,455
MongoDB, Inc.*	59,310	8,098,187
NIC, Inc.	10,141	233,243
Paysign, Inc.(x)*	4,861	25,083
Perficient, Inc.*	4,942	133,879
Perspecta, Inc.	1,597	29,129
PRGX Global, Inc.*	2,922	8,182
Priority Technology Holdings, Inc.*	1,044	2,025
Science Applications International Corp.	8,972	669,580
TTEC Holdings, Inc.	2,617	96,096
Tucows, Inc., Class A(x)*	1,481	71,473
Unisys Corp.*	5,248	64,813
Verra Mobility Corp.*	19,961	142,521
Virtusa Corp.*	4,467	126,863

		17,196,313

Semiconductors & Semiconductor Equipment (1.7%)
Adesto Technologies Corp.*	3,849	43,070
Advanced Energy Industries, Inc.*	5,913	286,721
Ambarella, Inc.*	2,038	98,965
Brooks Automation, Inc.	9,650	294,325
Cabot Microelectronics Corp.	4,495	513,059
CEVA, Inc.*	2,987	74,466
Diodes, Inc.*	1,473	59,855
DSP Group, Inc.*	1,274	17,072
Enphase Energy, Inc.*	14,222	459,228
FormFactor, Inc.*	846	16,996
Ichor Holdings Ltd.*	821	15,730
Impinj, Inc.*	2,602	43,480
Inphi Corp.*	6,960	551,023
Lattice Semiconductor Corp.*	19,568	348,702
MaxLinear, Inc.*	9,975	116,408
NVE Corp.	698	36,317
Onto Innovation, Inc.*	1,823	54,089
PDF Solutions, Inc.*	365	4,278
Power Integrations, Inc.	4,385	387,327
Semtech Corp.*	9,395	352,313
Silicon Laboratories, Inc.*	6,656	568,489
SiTime Corp.*	333	7,250
Xperi Corp.	1,564	21,755

		4,370,918

Software (16.3%)
8x8, Inc.*	15,006	207,983
A10 Networks, Inc.*	7,524	46,724
ACI Worldwide, Inc.*	17,840	430,836
Agilysys, Inc.*	3,130	52,271
Alarm.com Holdings, Inc.*	5,720	222,565
Altair Engineering, Inc., Class A(x)*	6,232	165,148
Alteryx, Inc., Class A*	39,444	3,753,886
American Software, Inc., Class A	2,494	35,440
Appfolio, Inc., Class A*	24,400	2,707,180
Appian Corp.(x)*	105,268	4,234,932
Avalara, Inc.*	89,818	6,700,423
Benefitfocus, Inc.*	4,666	41,574
Bill.Com Holdings, Inc.*	46,982	1,606,784
Blackbaud, Inc.	7,576	420,847
Blackline, Inc.*	6,713	353,171
Bottomline Technologies DE, Inc.*	6,733	246,764
Box, Inc., Class A*	22,669	318,273
ChannelAdvisor Corp.*	4,182	30,361
Cloudera, Inc.(x)*	2,381	18,738
CommVault Systems, Inc.*	6,475	262,108
Cornerstone OnDemand, Inc.*	8,859	281,273
Coupa Software, Inc.*	38,817	5,423,899
Digimarc Corp.(x)*	1,763	23,007
Digital Turbine, Inc.*	12,798	55,159
Domo, Inc., Class B*	2,675	26,590
Ebix, Inc.(x)	3,510	53,282
eGain Corp.*	3,590	26,315
Envestnet, Inc.*	7,473	401,898
Everbridge, Inc.*	5,144	547,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Five9, Inc.*	9,257	$707,790
ForeScout Technologies, Inc.*	6,642	209,821
Ideanomics, Inc.(x)*	13,485	18,070
Intelligent Systems Corp.(x)*	1,069	36,335
J2 Global, Inc.	7,226	540,866
LivePerson, Inc.*	9,694	220,539
Majesco*	1,089	5,946
MicroStrategy, Inc., Class A*	1,278	150,932
Mitek Systems, Inc.*	4,601	36,256
MobileIron, Inc.*	15,222	57,844
Model N, Inc.*	5,232	116,203
OneSpan, Inc.*	3,625	65,794
Phunware, Inc.(x)*	4,908	3,313
Ping Identity Holding Corp.*	1,757	35,175
Progress Software Corp.	6,976	223,232
PROS Holdings, Inc.*	5,170	160,425
Q2 Holdings, Inc.*	6,765	399,541
QAD, Inc., Class A	946	37,774
Qualys, Inc.*	5,185	451,043
Rapid7, Inc.(x)*	7,649	331,431
Rimini Street, Inc.*	3,207	13,117
Rosetta Stone, Inc.*	436	6,113
SailPoint Technologies Holding, Inc.*	13,341	203,050
SecureWorks Corp., Class A*	180	2,072
SharpSpring, Inc.*	1,724	10,447
ShotSpotter, Inc.*	1,344	36,933
Smartsheet, Inc., Class A*	176,620	7,331,496
Sprout Social, Inc., Class A(x)*	1,175	18,753
SPS Commerce, Inc.*	5,444	253,200
SVMK, Inc.*	13,467	181,939
Telaria, Inc.*	6,884	41,304
Telenav, Inc.*	2,776	11,992
Tenable Holdings, Inc.*	5,912	129,236
Upland Software, Inc.*	3,526	94,567
Varonis Systems, Inc.*	4,647	295,875
Verint Systems, Inc.*	9,738	418,734
VirnetX Holding Corp.(x)*	9,151	50,056
Workiva, Inc.*	5,739	185,542
Yext, Inc.*	14,907	151,902
Zix Corp.*	8,393	36,174
Zuora, Inc., Class A*	13,407	107,926

		42,083,305

Technology Hardware, Storage & Peripherals (0.0%)
AstroNova, Inc.	1,124	8,722
Avid Technology, Inc.*	4,576	30,797
Diebold Nixdorf, Inc.*	6,220	21,894
Sonim Technologies, Inc.*	1,777	1,244

		62,657

Total Information Technology		67,518,574

Materials (1.3%)
Chemicals (0.9%)
Advanced Emissions Solutions, Inc.(x)	2,291	15,052
Amyris, Inc.(x)*	1,416	3,625
Balchem Corp.	4,982	491,823
Chase Corp.	1,123	92,412
Ferro Corp.*	10,219	95,650
GCP Applied Technologies, Inc.*	8,306	147,847
HB Fuller Co.	5,876	164,117
Ingevity Corp.*	6,539	230,173
Innospec, Inc.	3,255	226,190
Koppers Holdings, Inc.*	2,061	25,494
Kraton Corp.*	1,319	10,684
Marrone Bio Innovations, Inc.(x)*	7,077	5,781
OMNOVA Solutions, Inc.*	6,994	70,919
Orion Engineered Carbons SA	6,365	47,483
PolyOne Corp.	13,508	256,247
Quaker Chemical Corp.(x)	2,034	256,853
Sensient Technologies Corp.	3,431	149,283
Stepan Co.	374	33,084
Tronox Holdings plc, Class A	6,670	33,216
Valhi, Inc.	142	146

		2,356,079

Construction Materials (0.0%)
Forterra, Inc.*	2,919	17,456
Summit Materials, Inc., Class A*	3,234	48,510
United States Lime & Minerals, Inc.	5	369
US Concrete, Inc.*	2,415	43,808

		110,143

Containers & Packaging (0.0%)
Myers Industries, Inc.	5,546	59,620
UFP Technologies, Inc.*	133	5,066

		64,686

Metals & Mining (0.3%)
Cleveland-Cliffs, Inc.(x)	15,016	59,313
Compass Minerals International, Inc.	5,293	203,622
Kaiser Aluminum Corp.	1,282	88,817
Materion Corp.	1,295	45,338
Novagold Resources, Inc.*	24,934	184,013
Ryerson Holding Corp.*	2,486	13,225
Worthington Industries, Inc.	1,320	34,650

		628,978

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,337	31,794
Louisiana-Pacific Corp.	2,560	43,981
Neenah, Inc.	2,142	92,384
Verso Corp., Class A*	317	3,576

		171,735

Total Materials		3,331,621

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexander’s, Inc. (REIT)	336	92,719
American Assets Trust, Inc. (REIT)	7,422	185,550
American Finance Trust, Inc. (REIT)	1,101	6,881
Armada Hoffler Properties, Inc. (REIT)	2,482	26,557
Bluerock Residential Growth REIT, Inc. (REIT)	3,463	19,289
CareTrust REIT, Inc. (REIT)	10,860	160,619
Clipper Realty, Inc. (REIT)	2,202	11,406
Community Healthcare Trust, Inc. (REIT)	1,761	67,411
Easterly Government Properties, Inc. (REIT)	2,688	66,232
EastGroup Properties, Inc. (REIT)	5,952	621,865
Essential Properties Realty Trust, Inc. (REIT)	1,587	20,726
First Industrial Realty Trust, Inc. (REIT)	4,074	135,379
Four Corners Property Trust, Inc. (REIT)	10,914	204,201
GEO Group, Inc. (The) (REIT)	18,487	224,802
Gladstone Commercial Corp. (REIT)	1,416	20,334
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	706	14,410
Innovative Industrial Properties, Inc. (REIT)(x)	2,524	191,647
iStar, Inc. (REIT)	6,469	68,636
JBG SMITH Properties (REIT)	10,604	337,525
Lamar Advertising Co. (REIT), Class A	6,872	352,396
LTC Properties, Inc. (REIT)	2,989	92,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT)	2,494	$30,053
National Health Investors, Inc. (REIT)	2,913	144,252
National Storage Affiliates Trust (REIT)	9,115	269,804
New Senior Investment Group, Inc. (REIT)	5,878	15,048
NexPoint Residential Trust, Inc. (REIT)	3,053	76,966
Pennsylvania REIT (REIT)(x)	5,435	4,955
PS Business Parks, Inc. (REIT)	3,101	420,248
QTS Realty Trust, Inc. (REIT), Class A	8,904	516,521
Ryman Hospitality Properties, Inc. (REIT)	7,588	272,030
Safehold, Inc. (REIT)	109	6,892
Saul Centers, Inc. (REIT)	1,599	52,351
Seritage Growth Properties (REIT), Class A(x)*	314	2,861
Tanger Factory Outlet Centers, Inc. (REIT)(x)	13,988	69,940
Terreno Realty Corp. (REIT)	1,025	53,044
UMH Properties, Inc. (REIT)	4,790	52,019
Uniti Group, Inc. (REIT)	28,819	173,779
Universal Health Realty Income Trust (REIT)	1,782	179,644

		5,261,352

Real Estate Management & Development (3.1%)
Altisource Portfolio Solutions SA*	88	675
Cushman & Wakefield plc*	16,329	191,702
eXp World Holdings, Inc.(x)*	3,182	26,920
FirstService Corp.	60,403	4,657,808
Howard Hughes Corp. (The)*	11,830	597,652
Kennedy-Wilson Holdings, Inc.	9,613	129,006
Marcus & Millichap, Inc.*	3,172	85,961
Maui Land & Pineapple Co., Inc.*	585	6,394
Newmark Group, Inc., Class A	19,855	84,384
Redfin Corp.*	140,444	2,165,647
RMR Group, Inc. (The), Class A	2,359	63,622

		8,009,771

Total Real Estate		13,271,123

Utilities (0.9%)
Electric Utilities (0.1%)
El Paso Electric Co.	1,079	73,329
Genie Energy Ltd., Class B	907	6,512
MGE Energy, Inc.	1,957	128,125
Otter Tail Corp.	2,633	117,063
Spark Energy, Inc., Class A	1,787	11,204

		336,233

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	2,481	212,647
New Jersey Resources Corp.	1,050	35,668
Northwest Natural Holding Co.	728	44,954
South Jersey Industries, Inc.	2,017	50,425
Southwest Gas Holdings, Inc.	976	67,891

		411,585

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	10,583	22,648
Ormat Technologies, Inc.	2,176	147,228
Sunnova Energy International, Inc.*	1,356	13,655
TerraForm Power, Inc., Class A	8,644	136,316

		319,847

Water Utilities (0.5%)
American States Water Co.	5,647	461,586
California Water Service Group	7,018	353,146
Global Water Resources, Inc.	1,856	18,913
Middlesex Water Co.	2,254	135,510
Pure Cycle Corp.*	2,965	33,060
SJW Group	2,667	154,072
York Water Co. (The)	1,796	78,054

		1,234,341

Total Utilities		2,302,006

Total Common Stocks (96.1%) (Cost $250,179,732)		248,405,465

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	3,345	452
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

		452

Total Health Care		452

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	3,751	1,471

Total Materials		1,471

Total Rights (0.0%) (Cost $—)		1,923

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	4,439,428	4,439,872

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.2%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $5,000,003, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $2,400,010, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $2,448,000.(xx)	2,400,000	2,400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $9,229,393, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $9,413,983.(xx)	$9,229,390	$9,229,390
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		18,629,390

Total Short-Term Investments (8.9%) (Cost $23,067,362)		23,069,262

Total Investments in Securities (105.0%) (Cost $273,247,094)		271,476,650
Other Assets Less Liabilities (-5.0%)		(12,996,886)

Net Assets (100%)		$258,479,764

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $22,930,386. This was collateralized by $5,449,521 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $18,629,390 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	39	6/2020	USD	2,237,820	214,599

					214,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,681,096	$—	$—	$18,681,096
Consumer Discretionary	26,934,017	1,367,979	—	28,301,996
Consumer Staples	4,161,595	—	—	4,161,595
Energy	1,008,071	—	—	1,008,071
Financials	7,320,592	383,180	—	7,703,772
Health Care	76,392,763	—	—	76,392,763
Industrials	25,732,848	—	—	25,732,848
Information Technology	67,518,574	—	—	67,518,574
Materials	3,331,621	—	—	3,331,621
Real Estate	8,613,315	4,657,808	—	13,271,123
Utilities	2,302,006	—	—	2,302,006
Futures	214,599	—	—	214,599
Rights
Health Care	—	—	452	452
Materials	—	—	1,471	1,471
Short-Term Investments
Investment Company	4,439,872	—	—	4,439,872
Repurchase Agreements	—	18,629,390	—	18,629,390

Total Assets	$246,650,969	$25,038,357	$1,923	$271,691,249

Total Liabilities	$—	$—	$—	$—

Total	$246,650,969	$25,038,357	$1,923	$271,691,249

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,489,208
Aggregate gross unrealized depreciation	(57,073,822)

Net unrealized depreciation	$(1,584,614)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$273,275,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.4%)
StoneCo Ltd., Class A(x)*	49,290	$1,073,043

China (2.9%)
JD.com, Inc. (ADR)*	187,597	7,597,678

France (10.4%)
Airbus SE	95,271	6,181,492
Dassault Systemes SE	3,750	556,113
Kering SA	13,963	7,285,822
LVMH Moet Hennessy Louis Vuitton SE	31,669	11,755,390
Societe Generale SA	83,237	1,400,245

		27,179,062

Germany (4.5%)
Allianz SE (Registered)	7,958	1,371,813
Bayer AG (Registered)	34,618	2,032,085
SAP SE	73,221	8,409,664

		11,813,562

India (3.3%)
DLF Ltd.	2,718,712	4,887,903
ICICI Bank Ltd. (ADR)	447,796	3,806,266

		8,694,169

Italy (0.2%)
Brunello Cucinelli SpA(x)	23,072	701,795

Japan (14.0%)
Capcom Co. Ltd.	87,000	2,724,517
FANUC Corp.	18,182	2,465,628
Keyence Corp.	19,956	6,440,110
Minebea Mitsumi, Inc.(x)	54,900	818,609
Murata Manufacturing Co. Ltd.	131,851	6,673,628
Nidec Corp.	116,328	6,034,079
Omron Corp.	68,400	3,558,404
Takeda Pharmaceutical Co. Ltd.	79,800	2,442,087
TDK Corp.	71,100	5,501,812

		36,658,874

Netherlands (0.8%)
ASML Holding NV	2,044	543,215
uniQure NV*	31,418	1,490,784

		2,033,999

Spain (1.6%)
Industria de Diseno Textil SA	161,432	4,191,060

Sweden (3.0%)
Assa Abloy AB, Class B	194,908	3,684,732
Atlas Copco AB, Class A	123,002	4,133,831

		7,818,563

Switzerland (0.5%)
Credit Suisse Group AG (Registered)(x)*	151,718	1,252,794

United Kingdom (2.6%)
Farfetch Ltd., Class A*	93,313	737,172
Prudential plc	260,197	3,321,423
Unilever plc	54,664	2,759,632

		6,818,227

United States (53.7%)
Adobe, Inc.*	37,316	11,875,444
Agilent Technologies, Inc.	56,530	4,048,679
Alphabet, Inc., Class A*	18,725	21,757,514
Amazon.com, Inc.*	1,622	3,162,446
Anthem, Inc.	18,101	4,109,651
Avantor, Inc.*	178,651	2,231,351
Blueprint Medicines Corp.*	21,395	1,251,180
Centene Corp.*	51,641	3,067,992
Citigroup, Inc.	107,592	4,531,775
Colgate-Palmolive Co.	57,698	3,828,839
Electronic Arts, Inc.*	24,036	2,407,686
Equifax, Inc.	31,904	3,810,933
Facebook, Inc., Class A*	65,544	10,932,739
Fidelity National Information Services, Inc.	26,367	3,207,282
GlycoMimetics, Inc.*	37,739	86,045
Illumina, Inc.*	3,837	1,047,961
Incyte Corp.*	26,409	1,933,931
Intel Corp.	25,326	1,370,643
International Game Technology plc(x)	101,553	604,240
Intuit, Inc.	42,166	9,698,180
Ionis Pharmaceuticals, Inc.*	37,767	1,785,624
IQVIA Holdings, Inc.*	6,269	676,174
MacroGenics, Inc.*	71,675	417,149
Maxim Integrated Products, Inc.	128,500	6,246,385
Microsoft Corp.	17,414	2,746,362
PayPal Holdings, Inc.*	60,687	5,810,173
Phathom Pharmaceuticals, Inc.*	33,525	865,616
S&P Global, Inc.	46,268	11,337,973
Sage Therapeutics, Inc.*	16,718	480,141
Sarepta Therapeutics, Inc.*	15,938	1,559,055
United Parcel Service, Inc., Class B	38,460	3,592,933
Veracyte, Inc.*	39,029	948,795
Visa, Inc., Class A	14,899	2,400,527
Walt Disney Co. (The)	44,071	4,257,259
Zimmer Biomet Holdings, Inc.	25,967	2,624,744

		140,713,421

Total Common Stocks (97.9%) (Cost $199,153,500)		256,546,247

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	7,132

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $83,780, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $85,456.(xx)	$83,780	83,780
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $614,383, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $626,671.(xx)	614,383	614,383

Total Repurchase Agreements		698,163

Total Short-Term Investments (0.3%) (Cost $698,163)		698,163

Total Investments in Securities (98.2%) (Cost $199,851,663)		257,251,542
Other Assets Less Liabilities (1.8%)		4,796,973

Net Assets (100%)		$262,048,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,789,230. This was collateralized by $3,364,695 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $698,163 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2020	Market Value	% of Net Assets
Information Technology	$76,110,985	29.0%
Communication Services	42,086,847	16.1
Consumer Discretionary	36,035,603	13.8
Health Care	33,099,044	12.6
Industrials	30,722,237	11.7
Financials	27,022,289	10.3
Consumer Staples	6,588,471	2.5
Real Estate	4,887,903	1.9
Repurchase Agreements	698,163	0.3
Cash and Other	4,796,973	1.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,073,043	$—	$—	$1,073,043
China	7,597,678	—	—	7,597,678
France	—	27,179,062	—	27,179,062
Germany	—	11,813,562	—	11,813,562
India	3,806,266	4,887,903	—	8,694,169
Italy	—	701,795	—	701,795
Japan	—	36,658,874	—	36,658,874
Netherlands	1,490,784	543,215	—	2,033,999
Spain	—	4,191,060	—	4,191,060
Sweden	—	7,818,563	—	7,818,563
Switzerland	—	1,252,794	—	1,252,794
United Kingdom	737,172	6,081,055	—	6,818,227
United States	140,713,421	—	—	140,713,421
Preferred Stock
India	—	7,132	—	7,132
Short-Term Investments
Repurchase Agreements	—	698,163	—	698,163

Total Assets	$155,418,364	$101,833,178	$—	$257,251,542

Total Liabilities	$—	$—	$—	$—

Total	$155,418,364	$101,833,178	$—	$257,251,542

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,585,964
Aggregate gross unrealized depreciation	(17,566,554)

Net unrealized appreciation	$57,019,410

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,232,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.3%)
CIT Mortgage Loan Trust,
Series 2007-1 1M1
2.447%, 10/25/37(l)§	$200,000	$161,242
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
1.407%, 10/25/35(l)	100,000	82,343
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.997%, 9/25/34(l)	39,877	39,276
Series 2007-1 1A
1.087%, 7/25/37(l)	109,972	88,444
Series 2007-6 1A
1.147%, 9/25/37(l)	23,362	18,220
Series 2007-8 1A1
1.137%, 11/25/37(l)	245,244	205,860
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
1.167%, 7/25/37(l)§	413,594	223,346
Crown Point CLO 5 Ltd.,
Series 2018-5A A
2.776%, 7/17/28(l)§	200,000	193,473
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
1.687%, 8/25/47(l)	63,636	57,384
Evans Grove CLO Ltd.,
Series 2018-1A A1
2.533%, 5/28/28(l)§	300,000	290,280
Greystone CRE Notes Ltd.,
Series 2019-FL2 A
1.885%, 9/15/37(l)§	100,000	86,996
GSAA Trust,
Series 2006-7 AF4A
6.220%, 3/25/46(e)	31,716	22,179
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
1.167%, 4/25/37(l)	28,116	19,570
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
1.107%, 5/25/37(l)	14,828	13,084
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.686%, 1/17/28(l)§	250,000	235,070
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.835%, 5/15/36(l)§	100,000	93,611
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
1.067%, 8/25/36(l)	83,661	40,449
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
1.097%, 10/25/36(l)	130,809	54,587
Mountain View CLO X Ltd.,
Series 2015-10A AR
2.668%, 10/13/27(l)§	171,101	161,773
New Century Home Equity Loan Trust,
Series 2004-4 M1
1.712%, 2/25/35(l)	79,229	63,906
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.802%, 11/25/34(l)	19,480	18,084
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
2.701%, 10/24/27(l)§	475,798	457,475
RAAC Trust,
Series 2007-SP3 A1
2.147%, 9/25/47(l)	20,299	18,703
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
1.107%, 7/25/36(l)	194,904	88,646
Series 2006-HE2 A2C
1.097%, 7/25/36(l)	57,557	26,925
Shackleton CLO Ltd.,
Series 2016-9A AR
2.949%, 10/20/28(l)§	400,000	385,342
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
1.147%, 6/25/37(l)	143,330	100,687
Series 2007-OPT2 2A3
1.127%, 7/25/37(l)	78,714	66,196
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§	235,986	233,622
STWD Ltd.,
Series 2019-FL1 A
1.785%, 7/15/38(l)§	300,000	268,982
TICP CLO III-2 Ltd.,
Series 2018-3R A
2.659%, 4/20/28(l)§	260,000	252,203
Towd Point Mortgage Trust,
Series 2019-SJ3 A1
3.000%, 11/25/59(l)§	441,897	441,934
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.413%, 2/28/26(l)§	160,426	153,351

Total Asset-Backed Securities		4,663,243

Collateralized Mortgage Obligations (2.4%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	69,452	54,285
Series 2006-HY11 A1
1.067%, 6/25/36(l)	130,896	110,015
Series 2007-1T1 1A1
6.000%, 3/25/37	205,330	122,962
Series 2007-4CB 1A35
6.000%, 4/25/37	55,277	51,632
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	71,328	65,359
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37	73,727	53,864
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.033%, 3/25/37(l)	103,214	84,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		$10,943	$10,343
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1
3.549%, 8/26/58§		93,490	97,129
CSMC Trust,
Series 2007-4R 1A1
6.006%, 10/26/36(l)§		6,467	5,764
Series 2015-3R 5A2
1.097%, 9/29/36(l)§		327,230	302,675
Series 2019-RPL8 A1
3.322%, 10/25/58(l)§		190,762	198,078
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
1.040%, 10/19/45(l)		60,716	50,909
GNMA,
Series 2016-H17 FC
2.492%, 8/20/66(l)		251,778	249,265
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.119%, 12/25/34(l)		9,087	8,271
Series 2005-AR4 6A1
4.656%, 7/25/35(l)		56,197	47,877
Hawksmoor Mortgages,
Series 2019-1A A
1.761%, 5/25/53(l)§	GBP	369,712	437,992
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
1.407%, 3/25/36(l)		$105,443	91,590
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
4.251%, 4/25/35(l)		13,331	13,235
Lehman Mortgage Trust,
Series 2005-3 4A1
5.149%, 1/25/36(l)		19,624	18,617
Lehman XS Trust,
Series 2007-20N A1
2.097%, 12/25/37(l)		238,789	192,636
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		74,625	77,447
RALI Trust,
Series 2007-QH8 A
2.910%, 10/25/37(l)		48,438	38,279
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		139,090	80,586
Sequoia Mortgage Trust,
Series 6 A
1.390%, 4/19/27(l)		130,028	117,712
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		35,419	28,714

Total Collateralized Mortgage Obligations			2,610,109

Commercial Mortgage-Backed Securities (0.5%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.755%, 9/15/36(l)§		397,461	369,635
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
2.155%, 12/15/31(l)§		200,000	197,838

Total Commercial Mortgage-Backed Securities			567,473

Corporate Bonds (3.7%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
YPF SA
Series XLVI
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 37.532%, 3/4/21(k)(r)	ARS	820,000	8,163

Total Energy			8,163

Financials (3.7%)
Banks (0.4%)
Nordea Kredit
Realkreditaktieselskab
1.000%, 10/1/50(m)	DKK	2,877,986	408,839

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	186,000

Thrifts & Mortgage Finance (3.1%)
Jyske Realkredit A/S
Series 411E
1.500%, 10/1/50(m)	DKK	1	—
Series CCE
1.000%, 10/1/50(m)		9,591,350	1,354,083
Nykredit Realkredit A/S
Series 01EE
1.000%, 10/1/50(m)		10,688,800	1,508,611
Series CCE
1.000%, 10/1/50(m)		3,955,946	561,293

			3,423,987

Total Financials			4,018,826

Total Corporate Bonds			4,026,989

Foreign Government Securities (53.0%)
Argentine Republic
(ARLLMONP + 0.00%), 53.428%, 6/21/20(k)(r)	ARS	7,330,000	45,353
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 42.366%, 4/3/22(k)(r)		250,000	1,552
Bonos and Obligaciones del Estado
1.450%, 4/30/29(m)	EUR	700,000	829,909
Bonos de la Tesoreria
5.940%, 2/12/29(m)	PEN	400,000	125,262
6.150%, 8/12/32(m)		600,000	188,183
Buoni Poliennali del Tesoro
1.650%, 4/23/20 TIPS(m)	EUR	99,649	110,265
2.600%, 9/15/23 TIPS(m)		723,277	851,978
2.350%, 9/15/24 TIPS(m)		588,647	692,820
2.550%, 9/15/41 TIPS(m)		456,994	582,877
3.850%, 9/1/49(m)		100,000	142,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.450%, 9/1/50(m)	EUR	300,000	$332,746
Canada Government Bond
4.250%, 12/1/21 TIPS	CAD	2,404,474	1,820,826
3.000%, 12/1/36 TIPS		664,230	662,861
1.500%, 12/1/44 TIPS		153,863	137,277
1.250%, 12/1/47 TIPS		443,896	367,784
0.500%, 12/1/50 TIPS		263,183	197,859
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	1,256,688	778,117
3.000%, 9/20/25 TIPS(m)		1,929,928	1,349,714
French Republic
0.100%, 7/25/21 TIPS(m)	EUR	556,330	614,319
1.100%, 7/25/22 TIPS(m)		2,309,510	2,661,475
0.100%, 3/1/25 TIPS(m)		686,875	775,509
1.850%, 7/25/27 TIPS(m)		1,998,396	2,603,357
0.700%, 7/25/30 TIPS(m)		1,278,901	1,600,268
0.100%, 7/25/36 TIPS(m)		1,879,542	2,246,245
1.800%, 7/25/40 TIPS(m)		237,884	379,966
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	142,744,000	1,324,837
0.100%, 3/10/27 TIPS		71,579,900	663,349
0.100%, 3/10/28 TIPS		120,598,170	1,118,175
0.100%, 3/10/29 TIPS		81,520,830	754,337
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,108,336	479,294
Kingdom of Spain
0.150%, 11/30/23 TIPS	EUR	3,875,620	4,304,214
1.000%, 11/30/30 TIPS(m)		1,088,955	1,323,307
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	78,112
1.000%, 6/1/25 TIPS(m)		500,000	60,195
0.125%, 6/1/26 TIPS		1,050,000	122,670
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	1,950,009	89,933
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	439,720	286,206
2.500%, 9/20/35 TIPS(m)		107,290	77,925
United Kingdom Gilt Inflation Linked
7.449%, 7/17/24 TIPS	GBP	52,000	231,964
0.125%, 3/22/26 TIPS(m)		1,036,401	1,510,599
1.250%, 11/22/27 TIPS(m)		1,108,091	1,833,228
8.885%, 7/22/30 TIPS		17,000	80,372
1.250%, 11/22/32 TIPS(m)		2,910,911	5,641,018
0.750%, 3/22/34 TIPS(m)		81,338	153,983
0.125%, 11/22/36 TIPS(m)		558,805	1,031,691
0.625%, 3/22/40 TIPS(m)		134,212	279,509
0.125%, 8/10/41 TIPS(m)		404,684	796,647
0.125%, 3/22/44 TIPS(m)		479,492	978,205
0.125%, 3/22/46 TIPS(m)		1,757,414	3,678,356
0.750%, 11/22/47 TIPS(m)		909,142	2,218,120
0.125%, 8/10/48 TIPS(m)		190,354	412,814
0.250%, 3/22/52 TIPS(m)		410,598	970,411
1.250%, 11/22/55 TIPS(m)		515,213	1,623,088
0.125%, 11/22/56 TIPS(m)		334,612	824,723
0.125%, 3/22/58 TIPS(m)		342,969	859,741
0.375%, 3/22/62 TIPS(m)		97,348	277,939
0.125%, 11/22/65 TIPS(m)		859,189	2,447,567
0.125%, 3/22/68 TIPS(m)		221,122	663,878

Total Foreign Government Securities			57,295,867

Mortgage-Backed Securities (16.8%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 4/25/50 TBA		$1,000,000	1,048,125
3.500%, 4/25/50 TBA		3,060,000	3,234,994
4.000%, 5/25/50 TBA		8,410,000	8,969,462
2.500%, 6/25/50 TBA		4,340,000	4,478,337
3.000%, 6/25/50 TBA		400,000	418,203

Total Mortgage-Backed Securities			18,149,121

U.S. Treasury Obligations (55.4%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		5,460,594	6,049,186
2.000%, 1/15/26 TIPS(v)		384,726	427,541
2.375%, 1/15/27 TIPS		1,279,210	1,480,084
1.750%, 1/15/28 TIPS		1,104,557	1,254,552
3.875%, 4/15/29 TIPS		784,615	1,055,890
2.125%, 2/15/40 TIPS		1,336,765	1,866,440
2.125%, 2/15/41 TIPS		482,980	671,063
0.750%, 2/15/42 TIPS		1,472,741	1,640,675
0.625%, 2/15/43 TIPS		308,564	337,436
1.375%, 2/15/44 TIPS		1,693,542	2,163,986
0.750%, 2/15/45 TIPS		646,345	736,260
1.000%, 2/15/46 TIPS		1,698,434	2,055,121
0.875%, 2/15/47 TIPS		130,379	154,552
1.000%, 2/15/48 TIPS		842,135	1,037,859
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS(z)		6,638,457	6,511,451
0.625%, 7/15/21 TIPS		425,787	421,749
0.125%, 1/15/22 TIPS		45,591	44,911
0.125%, 4/15/22 TIPS(z)		8,365,153	8,243,863
0.125%, 1/15/23 TIPS		1,201,442	1,185,242
0.500%, 4/15/24 TIPS		286,398	290,114
0.375%, 7/15/25 TIPS		946,412	964,069
0.625%, 1/15/26 TIPS		3,452,462	3,561,509
0.125%, 7/15/26 TIPS		1,646,617	1,659,872
0.375%, 1/15/27 TIPS		3,855,263	3,939,636
0.375%, 7/15/27 TIPS		622,208	639,030
0.500%, 1/15/28 TIPS		2,594,704	2,698,637
0.750%, 7/15/28 TIPS(z)		3,720,310	3,973,943
0.875%, 1/15/29 TIPS		847,978	919,961
0.250%, 7/15/29 TIPS(z)		3,497,513	3,629,905
0.125%, 1/15/30 TIPS		320,854	330,755

Total U.S. Treasury Obligations			59,945,292

Total Long-Term Debt Securities (136.1%) (Cost $147,496,192)			147,258,094

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Argentina Treasury Bills
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 41.33%, 4/3/20(k)(r)	ARS	860,000	7,836
0.00%, 5/13/20(p)(r)		200,000	643
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.00%), 44.00%, 6/22/20(k)(r)		380,000	3,354
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 34.16%, 8/28/20(k)(r)		404,000	3,285
Federative Republic of Brazil
0.00%, 7/1/20(p)	BRL	535,000	102,244

Total Foreign Government Treasury Bills			117,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills
0.11%, 5/28/20(p)	$1,000	$1,000

Total Short-Term Investments (0.1%) (Cost $160,298)		118,362

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/22/2020 at USD 210.00, American Style Notional Amount: USD 1,000,000 Exchange Traded*	10	156
U.S. Treasury 10 Year Note 05/22/2020 at USD 205.00, American Style Notional Amount: USD 1,100,000 Exchange Traded*	11	172
U.S. Treasury 10 Year Note 05/22/2020 at USD 151.50, American Style Notional Amount: USD 400,000 Exchange Traded*	4	312
U.S. Treasury 10 Year Note 05/22/2020 at USD 151.00, American Style Notional Amount: USD 1,000,000 Exchange Traded*	10	781
U.S. Treasury 10 Year Note 05/22/2020 at USD 200.00, American Style Notional Amount: USD 1,200,000 Exchange Traded*	12	188
U.S. Treasury 5 Year Note 05/22/2020 at USD 146.00, American Style Notional Amount: USD 2,000,000 Exchange Traded*	20	156

		1,765

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 05/22/2020 at EUR 148.00, European Style Notional Amount: EUR 3,100,000 Exchange Traded*	31	684

Total Options Purchased (0.0%) (Cost $12,675)		2,449

Total Investments in Securities (136.2%) (Cost $147,669,165)		147,378,905
Other Assets Less Liabilities (-36.2%)		(39,204,432)

Net Assets (100%)		$108,174,473

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $5,325,258 or 4.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $48,726,036 or 45.0% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $119,870.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

ARLLMONP — Argentina Blended Policy Rate

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	2.0
Brazil	0.1
Canada	2.9
Cayman Islands	2.4
Denmark	4.0
France	10.0
Germany	0.0 #
Italy	2.5
Japan	3.6
Mexico	0.1
New Zealand	0.3
Peru	0.3
Spain	6.0
Sweden	0.2
United Kingdom	24.9
United States	76.8
Cash and Other	(36.2)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	39	6/2020	EUR	5,815,801	(10,873)
Euro-BTP	4	6/2020	EUR	623,844	(35,781)
Euro-Bund	21	6/2020	EUR	3,995,487	(13,794)
Long Gilt	46	6/2020	GBP	7,781,434	64,655
U.S. Treasury 10 Year Ultra Note	44	6/2020	USD	6,865,375	388,729
U.S. Treasury Ultra Bond	19	6/2020	USD	4,215,625	270,649

					663,585

Short Contracts
Euro-Buxl	(10)	6/2020	EUR	(2,314,987)	55,037
Euro-OAT	(7)	6/2020	EUR	(1,290,911)	8,118
Euro-Schatz	(166)	6/2020	EUR	(20,539,902)	(5,851)
Japan 10 Year Bond	(1)	6/2020	JPY	(1,418,926)	26,506
U.S. Treasury 2 Year Note	(23)	6/2020	USD	(5,068,805)	(72,817)
U.S. Treasury 5 Year Note	(20)	6/2020	USD	(2,507,188)	(92,057)
U.S. Treasury 10 Year Note	(62)	6/2020	USD	(8,598,625)	(215,575)
U.S. Treasury Long Bond	(50)	6/2020	USD	(8,953,125)	(666,113)

					(962,752)

					(299,167)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	28,026,507	USD	4,073,137	Barclays Bank plc	4/1/2020	67,223
USD	4,508,037	DKK	29,984,292	Barclays Bank plc	4/1/2020	78,454
AUD	3,588,000	USD	2,185,810	Goldman Sachs Bank USA	4/2/2020	21,169
CAD	4,708,000	USD	3,341,749	Goldman Sachs Bank USA	4/2/2020	3,664
DKK	2,440,000	USD	350,424	JPMorgan Chase Bank	4/2/2020	10,038
EUR	51,000	USD	55,992	Bank of America	4/2/2020	256
EUR	223,000	USD	241,118	Goldman Sachs Bank USA	4/2/2020	4,829
GBP	2,026,000	USD	2,403,037	Bank of America	4/2/2020	113,458
GBP	22,085,774	USD	26,992,511	Barclays Bank plc	4/2/2020	440,230
SEK	2,530,000	USD	251,723	Bank of America	4/2/2020	4,025
USD	2,344,399	AUD	3,588,000	Goldman Sachs Bank USA	4/2/2020	137,420
USD	1,500	BRL	7,695	Deutsche Bank AG**	4/2/2020	19
USD	234,000	BRL	1,049,022	Goldman Sachs Bank USA**	4/2/2020	32,114
USD	81,454	CAD	109,000	Bank of America	4/2/2020	4,001
USD	3,420,602	CAD	4,599,000	JPMorgan Chase Bank	4/2/2020	152,643
USD	81,992	DKK	550,000	JPMorgan Chase Bank	4/2/2020	740
USD	120,529	EUR	106,000	Goldman Sachs Bank USA	4/2/2020	3,622
USD	30,018,209	GBP	23,280,774	Bank of America	4/2/2020	1,101,159
USD	997,727	GBP	780,000	Barclays Bank plc	4/2/2020	28,889
USD	20,731	JPY	2,200,000	JPMorgan Chase Bank	4/2/2020	271
USD	370,586	NZD	592,000	JPMorgan Chase Bank	4/2/2020	17,339
USD	262,485	SEK	2,530,000	Goldman Sachs Bank USA	4/2/2020	6,737
RUB	2,120,960	USD	26,848	JPMorgan Chase Bank**	4/6/2020	141
USD	32,000	RUB	2,120,960	Bank of America**	4/6/2020	5,012
USD	510,889	MXN	11,667,000	Barclays Bank plc	4/13/2020	20,106
USD	440,706	RUB	29,433,052	Goldman Sachs Bank USA**	4/15/2020	66,776
GBP	89,000	USD	110,181	Bank of America	5/4/2020	446
USD	2,697,889	EUR	2,434,000	Barclays Bank plc	5/4/2020	9,919
USD	495,000	IDR	7,093,350,000	Goldman Sachs Bank USA**	6/17/2020	63,128
USD	127,776	BRL	535,000	JPMorgan Chase Bank**	7/2/2020	25,386

Total unrealized appreciation						2,419,214

BRL	1,056,717	USD	240,869	Goldman Sachs Bank USA**	4/2/2020	(37,502)
EUR	3,182,000	USD	3,596,311	Barclays Bank plc	4/2/2020	(86,883)
EUR	174,000	USD	194,419	Goldman Sachs Bank USA	4/2/2020	(2,514)
EUR	202,000	USD	225,672	JPMorgan Chase Bank	4/2/2020	(2,887)
GBP	135,000	USD	174,319	Goldman Sachs Bank USA	4/2/2020	(6,636)
USD	8,951,408	EUR	8,142,484	Bank of America	4/2/2020	(28,938)
USD	94,633	EUR	88,000	Barclays Bank plc	4/2/2020	(2,422)
USD	13,665,902	EUR	12,426,773	Goldman Sachs Bank USA	4/2/2020	(39,586)
USD	225,949	GBP	186,000	Goldman Sachs Bank USA	4/2/2020	(5,082)
USD	3,907,522	JPY	429,500,000	Barclays Bank plc	4/2/2020	(86,898)
RUB	32,171,315	USD	502,845	Goldman Sachs Bank USA**	4/15/2020	(94,127)
USD	26,807	RUB	2,120,960	JPMorgan Chase Bank**	4/15/2020	(138)
USD	2,186,168	AUD	3,588,000	Goldman Sachs Bank USA	5/4/2020	(21,207)
USD	3,342,746	CAD	4,708,000	Goldman Sachs Bank USA	5/4/2020	(3,971)
USD	26,641,767	GBP	21,775,774	Barclays Bank plc	5/4/2020	(425,680)
USD	251,956	SEK	2,530,000	Bank of America	5/4/2020	(3,992)
BRL	7,695	USD	1,498	Deutsche Bank AG**	5/5/2020	(21)
USD	18,640,552	EUR	16,931,257	JPMorgan Chase Bank	5/5/2020	(58,057)
USD	3,084,116	JPY	331,912,554	Bank of America	5/7/2020	(8,278)
USD	921,471	JPY	99,787,446	Barclays Bank plc	5/7/2020	(8,238)
USD	1,788	COP	7,368,000	Goldman Sachs Bank USA**	5/29/2020	(18)
USD	363,046	PEN	1,285,545	Goldman Sachs Bank USA**	5/29/2020	(10,595)
IDR	7,283,855,500	USD	525,720	Credit Suisse**	6/17/2020	(82,250)
MXN	9,744,000	USD	495,386	Barclays Bank plc	6/17/2020	(89,285)
USD	4,090,077	DKK	28,026,507	Barclays Bank plc	7/1/2020	(63,986)

Total unrealized depreciation						(1,169,191)

Net unrealized appreciation						1,250,023

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Written Put Options Contracts as of March 31, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	167	GBP	(20,875,000)	GBP 99.25	6/12/2020	(1,945)
Euro-Bund	Exchange Traded	167	GBP	(20,875,000)	GBP 99.75	9/11/2020	(16,854)

Total Written Options Contracts (Premiums Received ($17,851))							(18,799)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,663,243	$—	$4,663,243
Collateralized Mortgage Obligations	—	2,610,109	—	2,610,109
Commercial Mortgage-Backed Securities	—	567,473	—	567,473
Corporate Bonds
Energy	—	—	8,163	8,163
Financials	—	4,018,826	—	4,018,826
Foreign Government Securities	—	57,248,962	46,905	57,295,867
Forward Currency Contracts	—	2,419,214	—	2,419,214
Futures	813,694	—	—	813,694
Mortgage-Backed Security	—	18,149,121	—	18,149,121
Options Purchased
Call Options Purchased	1,765	—	—	1,765
Put Options Purchased	684	—	—	684
Short-Term Investments
Foreign Government Treasury Bills	—	102,244	15,118	117,362
U.S. Treasury Obligations	—	1,000	—	1,000
U.S. Treasury Obligations	—	59,945,292	—	59,945,292

Total Assets	$816,143	$149,725,484	$70,186	$150,611,813

Liabilities:
Forward Currency Contracts	$—	$(1,169,191)	$—	$(1,169,191)
Futures	(1,112,861)	—	—	(1,112,861)
Options Written
Put Options Written	(18,799)	—	—	(18,799)

Total Liabilities	$(1,131,660)	$(1,169,191)	$—	$(2,300,851)

Total	$(315,517)	$148,556,293	$70,186	$148,310,962

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,625,720
Aggregate gross unrealized depreciation	(5,589,923)

Net unrealized appreciation	$1,035,797

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,275,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.8%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1
1.427%, 5/25/35(l)		$26,542	$21,644
Catamaran CLO Ltd.,
Series 2013-1A AR
2.644%, 1/27/28(l)§		249,543	234,538
C-BASS TRUST,
Series 2006-CB9 A1
1.007%, 11/25/36(l)		2,125	1,160
CIT Mortgage Loan Trust,
Series 2007-1 1A
2.297%, 10/25/37(l)§		22,814	21,077
Series 2007-1 1M1
2.447%, 10/25/37(l)§		200,000	161,241
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
1.027%, 1/25/37(l)		4,740	3,309
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
1.197%, 6/25/37(l)		143,448	132,490
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6
3.765%, 4/25/36(l)		31	29
Series 2006-19 2A3
1.197%, 3/25/37(l)		40,000	32,885
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
1.997%, 5/25/35(l)		25,000	21,956
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
1.687%, 8/25/47(l)		21,212	19,128
Ellington Loan Acquisition Trust,
Series 2007-1 A1
2.047%, 5/25/37(l)§		31,071	29,583
Euro-Galaxy V CLO BV,
Series 2016-5A ARV
0.820%, 11/10/30(l)§	EUR	250,000	262,633
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
1.077%, 8/25/31(l)		$971	944
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
1.417%, 11/25/36(l)		100,000	80,610
Fremont Home Loan Trust,
Series 2006-C 1A1
1.082%, 10/25/36(l)		43,595	35,362
GSAMP Trust,
Series 2007-FM1 A2A
1.017%, 12/25/36(l)		3,387	1,810
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
1.017%, 7/25/36(l)		21,283	8,212
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR
2.521%, 7/15/26(l)§		53,715	52,776
Jamestown CLO V Ltd.,
Series 2014-5A AR
3.056%, 1/17/27(l)§		135,266	130,516
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1
3.750%, 4/25/59(e)§		89,689	84,878
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		44,654	30,615
Lehman XS Trust,
Series 2006-7 1A1A
1.107%, 5/25/36(l)		42,802	41,370
Series 2006-8 3A4
5.201%, 6/25/36(e)		19,146	20,330
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.835%, 5/15/36(l)§		100,000	93,611
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
1.027%, 9/25/37(l)		907	456
Series 2007-HE2 A2A
1.067%, 2/25/37(l)		10,354	3,524
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.997%, 11/25/36(l)		383	142
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
1.652%, 1/25/36(l)		75,000	70,004
OCP CLO Ltd.,
Series 2015-10A A1R
2.614%, 10/26/27(l)§		82,196	78,389
OZLME BV,
Series 1A AR
0.820%, 1/18/30(l)§	EUR	400,000	303,285
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
2.701%, 10/24/27(l)§		$237,899	228,738
Park Place Securities, Inc.,
Series 2005-WCW1 M2
1.417%, 9/25/35(l)		93,635	89,363
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
1.997%, 10/25/34(l)		150,000	138,646
Series 2005-WHQ4 M2
1.437%, 9/25/35(l)		25,000	22,475
RAAC Trust,
Series 2006-SP3 M1
1.287%, 8/25/36(l)		16,251	15,646
Renaissance Home Equity Loan Trust,
Series 2002-3 A
1.707%, 12/25/32(l)		2,116	1,830
Saxon Asset Securities Trust,
Series 2007-3 1A
1.257%, 9/25/37(l)		66,811	57,726
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
1.107%, 7/25/36(l)		194,904	88,646
Series 2007-HE1 A2A
1.007%, 12/25/36(l)		11,468	3,548
SLM Student Loan Trust,
Series 2003-5 A5
2.640%, 6/17/24(l)	EUR	6,296	6,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2004-2 A5
2.232%, 1/25/24(l)	EUR	22,215	$24,356
Series 2008-9 A
3.294%, 4/25/23(l)		$85,351	82,348
SoFi Professional Loan Program LLC,
Series 2017-F A1FX
2.050%, 1/25/41§		13,160	12,531
Sound Point CLO XIV Ltd.,
Series 2016-3A AR
2.956%, 1/23/29(l)§		400,000	381,751
Soundview Home Loan Trust,
Series 2006-NLC1 A1
1.007%, 11/25/36(l)§		1,947	789
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§		157,324	155,748
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
3.081%, 4/25/35(l)		5,931	5,359
STWD Ltd.,
Series 2019-FL1 A
1.785%, 7/15/38(l)§		200,000	179,321
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.947%, 5/25/58(l)§		69,543	67,523
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		8,819	9,580
Venture XX CLO Ltd.,
Series 2015-20A AR
2.651%, 4/15/27(l)§		194,771	187,293
Voya CLO Ltd.,
Series 2014-3A A1R
2.514%, 7/25/26(l)§		103,536	100,799
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
2.793%, 7/16/27(l)§		100,000	94,926

Total Asset-Backed Securities			3,934,321

Collateralized Mortgage Obligations (4.9%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
1.187%, 7/25/37(l)		36,594	27,388
Alternative Loan Trust,
Series 2005-62 2A1
2.966%, 12/25/35(l)		1,498	1,254
Series 2006-OA11 A1B
1.137%, 9/25/46(l)		94,139	78,309
Series 2006-OA19 A1
0.953%, 2/20/47(l)		11,839	7,872
Series 2006-OC5 2A2B
1.057%, 6/25/46(l)		2,427	2,355
Series 2007-1T1 1A1
6.000%, 3/25/37		136,886	81,974
Series 2007-4CB 1A35
6.000%, 4/25/37		55,277	51,632
Series 2007-OA7 A1A
1.127%, 5/25/47(l)		5,196	4,057
American Home Mortgage Investment Trust,
Series 2005-2 4A1
3.033%, 9/25/45(l)		2,230	2,119
Banc of America Funding Trust,
Series 2006-A 1A1
4.365%, 2/20/36(l)		7,236	6,170
Series 2006-G 2A1
1.213%, 7/20/36(l)		1,037	1,000
Series 2006-J 2A1
3.789%, 1/20/47(l)		125,813	105,050
Series 2006-J 4A1
4.184%, 1/20/47(l)		5,196	4,483
Banc of America Mortgage Trust,
Series 2005-E 2A1
4.636%, 6/25/35(l)		1,448	1,151
Series 2006-A 2A1
3.653%, 2/25/36(l)		6,875	5,889
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.958%, 9/25/35(l)		31,928	23,350
Series 2006-2 23A1
3.775%, 3/25/36(l)		11,967	9,208
Bear Stearns ARM Trust,
Series 2004-10 13A1
3.725%, 1/25/35(l)		5,685	5,055
Series 2005-1 2A1
3.761%, 3/25/35(l)		7,114	6,081
Series 2005-9 A1
4.270%, 10/25/35(l)		10,681	9,936
Series 2006-2 3A2
4.183%, 7/25/36(l)		7,063	6,137
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		1,740	1,477
Series 2006-6 A4
6.000%, 4/25/36		17,214	12,183
Series 2006-HYB3 3A1B
3.433%, 5/20/36(l)		2,889	2,563
Series 2007-1 A1
6.000%, 3/25/37		52,662	38,474
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
4.140%, 3/25/36(l)		9,049	7,842
Series 2007-10 22AA
4.128%, 9/25/37(l)		13,592	11,842
Series 2019-C A1
3.228%, 9/25/59(e)§		190,850	188,240
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		186,103	148,705
CSMC Trust,
Series 2007-4R 1A1
6.006%, 10/26/36(l)§		8,739	7,788
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
1.047%, 10/25/36(l)		278	188
Eurosail-UK plc,
Series 2007-3X A3A
1.456%, 6/13/45(l)(m)	GBP	52,913	61,617
Series 2007-3X A3C
1.456%, 6/13/45(l)(m)		23,514	27,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
FHLMC,
Series 278 F1
1.155%, 9/15/42 STRIPS(l)		$173,803	$175,468
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
3.166%, 10/25/44(l)		57,115	56,192
Series T-63 1A1
3.189%, 2/25/45(l)		17,581	17,196
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.776%, 6/25/34(l)		4,440	4,019
Series 2006-FA8 1A7
6.000%, 2/25/37		12,799	8,192
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
4.622%, 8/25/35(l)		6,472	4,908
FNMA,
Series 2003-W8 3F2
1.297%, 5/25/42(l)		1,228	1,219
Series 2004-63 FA
1.097%, 8/25/34(l)		774	767
Series 2006-30 KF
1.387%, 5/25/36(l)		345	339
Series 2006-5 3A2
3.958%, 5/25/35(l)		5,204	5,435
Series 2007-63 FC
1.297%, 7/25/37(l)		160	158
GNMA,
Series 2017-H10 FB
3.629%, 4/20/67(l)		87,615	87,340
Series 2018-H15 FG
2.266%, 8/20/68(l)		183,240	176,377
Series 2019-20 FE
1.173%, 2/20/49(l)		327,941	324,446
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
1.487%, 11/25/45(l)		7,346	5,359
Series 2006-AR4 A6A
1.127%, 9/25/46(l)		84,450	67,576
GreenPoint MTA Trust,
Series 2005-AR1 A2
1.387%, 6/25/45(l)		6,226	4,878
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.119%, 12/25/34(l)		6,815	6,203
Series 2005-AR1 1A1
4.310%, 1/25/35(l)		2,660	2,294
Series 2005-AR4 6A1
4.656%, 7/25/35(l)		6,021	5,130
Series 2005-AR6 2A1
4.100%, 9/25/35(l)		5,168	4,838
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
1.310%, 2/19/36(l)		2,742	1,916
Series 2005-2 2A1A
1.190%, 5/19/35(l)		1,509	1,392
Series 2005-9 2A1A
1.113%, 6/20/35(l)		2,713	2,493
Hawksmoor Mortgages,
Series 2019-1A A
1.761%, 5/25/53(l)§	GBP	277,284	328,494
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
4.226%, 11/25/35(l)		$2,455	2,360
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
1.727%, 5/25/34(l)		774	660
Series 2004-AR11 2A
3.854%, 12/25/34(l)		2,426	2,104
Series 2005-AR14 1A1A
1.227%, 7/25/35(l)		5,901	4,479
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
1.407%, 3/25/36(l)		244,328	212,228
Series 2006-A7 1A4
1.177%, 12/25/36(l)		47,593	39,376
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
4.370%, 2/25/35(l)		3,560	3,047
Series 2005-A6 2A1
4.562%, 8/25/35(l)		4,502	4,087
Series 2005-A6 4A1
3.980%, 9/25/35(l)		623	564
Series 2005-A6 7A1
4.193%, 8/25/35(l)		4,310	3,916
Series 2007-A1 1A1
4.540%, 7/25/35(l)		5,163	4,689
Series 2007-A1 3A3
4.222%, 7/25/35(l)		6,076	5,455
Series 2008-R2 1A1
3.598%, 7/27/37(l)§		16,765	16,347
Lehman XS Trust,
Series 2007-20N A1
2.097%, 12/25/37(l)		53,064	42,808
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.684%, 11/21/34(l)		3,180	3,000
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.405%, 11/15/31(l)		2,421	2,231
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
3.617%, 12/25/35(l)		3,637	2,903
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
3.798%, 6/25/36(l)		6,076	5,563
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
1.145%, 12/15/30(l)		3,021	2,771
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A
1.466%, 10/7/20(l)		21,481	21,468
Series 2010-R3 2A
1.576%, 12/8/20(l)		78,123	78,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		$378,649	$377,116
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
1.327%, 12/25/35(l)		244,676	219,092
RALI Trust,
Series 2005-QO1 A1
1.247%, 8/25/35(l)		2,629	2,046
Series 2007-QH8 A
2.910%, 10/25/37(l)		53,820	42,532
Residential Asset Securitization Trust,
Series 2005-A5 A3
1.347%, 5/25/35(l)		24,496	17,700
Series 2006-A10 A5
6.500%, 9/25/36		9,935	5,756
Series 2007-A6 2A1
6.500%, 6/25/37		125,199	37,086
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		7,035	6,313
Sequoia Mortgage Trust,
Series 2007-3 1A1
0.973%, 7/20/36(l)		17,297	15,186
Series 5 A
1.100%, 10/19/26(l)		764	701
Silverstone Master Issuer plc,
Series 2019-1A 2A
1.461%, 1/21/70(l)§	GBP	83,000	101,025
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.871%, 2/25/34(l)		$2,610	2,346
Series 2004-19 2A1
3.366%, 1/25/35(l)		2,116	1,719
Series 2005-17 3A1
3.982%, 8/25/35(l)		2,687	2,291
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.410%, 10/19/34(l)		1,569	1,406
Series 2005-AR5 A1
1.000%, 7/19/35(l)		2,711	2,232
Series 2005-AR5 A2
1.000%, 7/19/35(l)		3,579	3,082
Series 2005-AR5 A3
1.000%, 7/19/35(l)		9,189	8,109
Series 2006-AR3 11A1
1.157%, 4/25/36(l)		7,798	7,505
Series 2006-AR4 2A1
1.137%, 6/25/36(l)		2,998	2,804
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.724%, 10/20/51(l)§	GBP	335,065	403,365
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.166%, 11/25/42(l)		$411	347
Series 2005-AR10 3A1
3.479%, 8/25/35(l)		395	323
Series 2005-AR14 2A1
3.750%, 12/25/35(l)		2,226	1,888
Series 2006-AR3 A1A
2.966%, 2/25/46(l)		2,945	2,537
Series 2006-AR7 3A
2.484%, 7/25/46(l)		14,936	11,643
Series 2007-OA4 1A
2.736%, 5/25/47(l)		6,475	5,304

Total Collateralized Mortgage Obligations			3,981,032

Commercial Mortgage-Backed Securities (0.3%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.755%, 9/15/36(l)§		99,365	92,409
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		110,894	110,507

Total Commercial Mortgage-Backed Securities			202,916

Corporate Bonds (2.6%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.330%, 6/1/21(k)		100,000	97,309
5.150%, 2/15/50		60,000	69,399
5.300%, 8/15/58		20,000	23,654

			190,362

Media (0.1%)
Charter Communications Operating LLC
3.579%, 7/23/20		90,000	89,278
4.464%, 7/23/22		10,000	10,350

			99,628

Total Communication Services			289,990

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.225%, 10/28/21(k)		200,000	196,953

Total Consumer Discretionary			196,953

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV
6.125%, 1/17/22		8,000	7,961
5.093%, 1/15/30§		103,000	91,927

			99,888

Total Energy			99,888

Financials (1.4%)
Banks (0.7%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		20,000	20,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
State Bank of India
(ICE LIBOR USD 3 Month + 0.95%), 2.850%, 4/6/20(k)(m)		$200,000	$199,966
UniCredit SpA
7.830%, 12/4/23§		350,000	372,727

			592,960

Capital Markets (0.5%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)		20,000	19,600
Deutsche Bank AG
4.250%, 10/14/21		400,000	378,982

			398,582

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	186,000

Total Financials			1,177,542

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Allergan Sales LLC
5.000%, 12/15/21§		60,000	61,514

Pharmaceuticals (0.0%)
Allergan, Inc.
3.375%, 9/15/20		40,000	40,242

Total Health Care			101,756

Industrials (0.3%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.284%, 11/10/20(k)		130,000	130,253

Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§		20,000	20,373

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		90,000	91,577

Total Industrials			242,203

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	9,977

Technology Hardware, Storage & Peripherals (0.0%)
EMC Corp.
2.650%, 6/1/20		3,000	2,970

Total Information Technology			12,947

Utilities (0.1%)
Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.190%, 3/15/21(k)		50,000	42,888

Total Utilities			42,888

Total Corporate Bonds			2,164,167

Foreign Government Securities (3.1%)
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	218,100	195,009
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	255,992	158,505
3.000%, 9/20/25 TIPS(m)		413,556	289,225
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	83,101,260	770,507
0.100%, 3/10/29 TIPS		18,115,740	167,631
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	207,200
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	86,230
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	252,839	164,568
3.000%, 9/20/30 TIPS(m)		566,644	419,066
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	62,631
United Kingdom Gilt Inflation Linked
0.125%, 11/22/65 TIPS(m)	GBP	7,811	22,250

Total Foreign Government Securities			2,542,822

Mortgage-Backed Securities (11.3%)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/50 TBA		$700,000	725,047
4.000%, 4/25/50 TBA		700,000	746,922
2.500%, 5/25/50 TBA		1,000,000	1,033,906
3.000%, 5/25/50 TBA		2,500,000	2,617,676
3.500%, 5/25/50 TBA		3,900,000	4,119,527

Total Mortgage-Backed Securities			9,243,078

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia,
Series A
7.467%, 6/1/47		20,000	19,356

Total Municipal Bond			19,356

U.S. Treasury Obligations (101.6%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,767,660	1,964,379
2.375%, 1/15/27 TIPS		677,981	784,444
1.750%, 1/15/28 TIPS		2,758,314	3,132,884
3.625%, 4/15/28 TIPS		4,625,413	5,944,509
2.500%, 1/15/29 TIPS		564,724	691,799
3.875%, 4/15/29 TIPS		927,415	1,248,062
2.125%, 2/15/40 TIPS		1,611,279	2,249,727
2.125%, 2/15/41 TIPS		282,720	392,817
0.750%, 2/15/42 TIPS		502,330	559,610
0.625%, 2/15/43 TIPS		213,190	233,138
1.375%, 2/15/44 TIPS		2,545,847	3,253,051
0.750%, 2/15/45 TIPS		2,081,450	2,371,006
1.000%, 2/15/46 TIPS		1,328,263	1,607,210
0.875%, 2/15/47 TIPS		1,367,910	1,621,531
1.000%, 2/15/48 TIPS		1,726,115	2,127,288
U.S. Treasury Inflation Linked Notes
1.125%, 1/15/21 TIPS		47,171	46,723
0.125%, 4/15/21 TIPS(z)		7,031,387	6,896,865
0.625%, 7/15/21 TIPS		45,784	45,349
0.125%, 1/15/22 TIPS		1,139,780	1,122,771
0.125%, 4/15/22 TIPS(z)		11,763,828	11,593,259
0.125%, 7/15/22 TIPS		1,839,736	1,821,494
0.125%, 1/15/23 TIPS		849,391	837,939
0.625%, 4/15/23 TIPS		1,121,656	1,128,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.375%, 7/15/23 TIPS	$2,449,807	$2,460,794
0.625%, 1/15/24 TIPS	154,784	157,112
0.375%, 7/15/25 TIPS	380,741	387,844
0.625%, 1/15/26 TIPS	4,928,987	5,084,670
0.125%, 7/15/26 TIPS	1,173,080	1,182,523
0.375%, 1/15/27 TIPS	1,078,619	1,102,225
0.375%, 7/15/27 TIPS	5,410,047	5,556,313
0.500%, 1/15/28 TIPS	4,319,278	4,492,290
0.750%, 7/15/28 TIPS	3,689,479	3,941,009
0.250%, 7/15/29 TIPS(z)	6,384,877	6,626,565
0.125%, 1/15/30 TIPS	110,294	113,697
U.S. Treasury Notes
1.750%, 12/31/24	330,000	351,138

Total U.S. Treasury Obligations		83,130,829

Total Long-Term Debt Securities (128.6%) (Cost $102,779,674)		105,218,521

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (32.2%)
Federal Agricultural Mortgage Corp.
0.09%, 5/8/20(o)(p)	11,500,000	11,498,896
FHLB
0.04%, 4/13/20(o)(p)	900,000	899,988
0.08%, 4/29/20(o)(p)	600,000	599,963
0.07%, 5/4/20(o)(p)	1,900,000	1,899,880
0.16%, 7/30/20(o)(p)	11,500,000	11,493,929

Total U.S. Government Agency Securities		26,392,656

Total Short-Term Investments (32.2%) (Cost $26,399,228)		26,392,656

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.2%)
Put Interest Rate Swaptions Purchased Payable (0.2%)
2 Years, October 2020 @1.07% v. 3 Month LIBOR Exercise Price: USD 1.07 Notional Amount: USD 11,500,000 Counterparty: JPMorgan Chase Bank*	11,500,000	169,186

Total Options Purchased (0.2%) (Cost $45,903)		169,186

Total Investments in Securities (161.0%) (Cost $129,224,805)		131,780,363
Other Assets Less Liabilities (-61.0%)		(49,930,944)

Net Assets (100%)		$81,849,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $5,096,409 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $1,569,378 or 1.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2020.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NCUA — National Credit Union Administration

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SGD — Singapore Dollar

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	2	6/2020	EUR	311,922	(17,890)
Euro-Bund	15	6/2020	EUR	2,853,919	(6,035)
U.S. Treasury 2 Year Note	3	6/2020	USD	661,148	10,238
U.S. Treasury 5 Year Note	26	6/2020	USD	3,259,344	31,687
U.S. Treasury Ultra Bond	19	6/2020	USD	4,215,625	344,469

					362,469

Short Contracts
Euro-Bobl	(10)	6/2020	EUR	(1,491,231)	10,167
Euro-Buxl	(1)	6/2020	EUR	(231,499)	8,661
Euro-Schatz	(98)	6/2020	EUR	(12,125,966)	(8,334)
Japan 10 Year Bond	(1)	6/2020	JPY	(1,418,926)	26,506
Long Gilt	(1)	6/2020	GBP	(169,162)	(3,381)
U.S. Treasury 10 Year Note	(28)	6/2020	USD	(3,883,250)	(154,771)
U.S. Treasury Long Bond	(41)	6/2020	USD	(7,341,562)	(546,213)

					(667,365)

					(304,896)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	177,000	BRL	793,491	Goldman Sachs Bank USA**	4/2/2020	24,291
USD	1,307	BRL	6,543	HSBC Bank plc**	4/2/2020	48
USD	329,429	MXN	7,509,000	HSBC Bank plc	4/13/2020	13,556
USD	373,208	RUB	24,962,418	Goldman Sachs Bank USA**	4/15/2020	56,075
USD	1,119	COP	3,869,800	Citibank NA**	4/24/2020	168
USD	71,215	MXN	1,402,000	Citibank NA	5/5/2020	12,411
EUR	68,000	USD	72,773	Bank of America	5/15/2020	2,353
USD	477,328	AUD	707,000	Bank of America	5/15/2020	42,371
USD	35,117	AUD	53,000	HSBC Bank plc	5/15/2020	2,510
USD	197,591	CAD	262,000	Morgan Stanley	5/15/2020	11,333
USD	32,469	EUR	29,000	HSBC Bank plc	5/15/2020	430
USD	15,543	GBP	12,000	Barclays Bank plc	5/15/2020	625
USD	14,010	GBP	11,000	HSBC Bank plc	5/15/2020	334
USD	1,069,352	GBP	823,000	JPMorgan Chase Bank	5/15/2020	46,188
USD	19,603	GBP	15,000	Morgan Stanley	5/15/2020	954
USD	11,493	JPY	1,200,000	Bank of America	5/15/2020	310
USD	8,395	JPY	900,000	HSBC Bank plc	5/15/2020	7
USD	72,069	NZD	114,000	Citibank NA	5/15/2020	4,069
USD	587,110	NZD	905,000	Morgan Stanley	5/15/2020	47,287
USD	63,308	PEN	215,001	Citibank NA**	5/15/2020	780
USD	413,000	IDR	5,937,572,970	Citibank NA**	6/17/2020	51,497

Total unrealized appreciation						317,597

BRL	800,034	USD	182,361	Goldman Sachs Bank USA**	4/2/2020	(28,392)
RUB	25,514,060	USD	398,790	Goldman Sachs Bank USA**	4/15/2020	(74,649)
COP	3,869,800	USD	1,133	Citibank NA**	4/24/2020	(182)
BRL	6,543	USD	1,306	HSBC Bank plc**	5/5/2020	(49)
MXN	6,932,000	USD	353,340	HSBC Bank plc	5/5/2020	(62,594)
EUR	651,000	USD	728,271	Bank of America	5/15/2020	(9,048)
EUR	38,000	USD	42,114	Barclays Bank plc	5/15/2020	(132)
EUR	47,000	USD	52,604	HSBC Bank plc	5/15/2020	(678)
GBP	72,000	USD	93,920	Citibank NA	5/15/2020	(4,409)
USD	54,243	EUR	50,000	HSBC Bank plc	5/15/2020	(997)
USD	1,540,059	EUR	1,403,000	Morgan Stanley	5/15/2020	(9,972)
USD	978,144	JPY	107,100,000	Citibank NA	5/15/2020	(19,968)
IDR	6,072,520,400	USD	437,344	Morgan Stanley**	6/17/2020	(67,625)
USD	2,800	SGD	4,000	Goldman Sachs Bank USA	6/17/2020	(18)

Total unrealized depreciation						(278,713)

Net unrealized appreciation						38,884

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Written Call Options Contracts as of March 31, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price			Expiration Date	Value ($)
10 Years, October 2020 @1.30% v. 3 Month LIBOR	JPMorgan Chase Bank	2,400,000	USD	(2,400,000)	USD	1.30		10/2/2020	(150,196)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.00	#	8/27/2020	(10,063)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	0.00	#	8/25/2020	(4,981)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Morgan Stanley	150,000	EUR	(150,000)	EUR	0.00	#	8/24/2020	(7,422)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Morgan Stanley	150,000	EUR	(150,000)	EUR	0.00	#	8/24/2020	(7,432)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.00	#	4/15/2020	(1)

									(180,095)

Written Put Options Contracts as of March 31, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price			Expiration Date	Value ($)
CDX North American High Yield 33-V2	Bank of America	300,000	USD	(300,000)	USD	1.02		5/20/2020	(29,289)
CDX North American High Yield 33-V2	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	1.02		6/17/2020	(10,198)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01		4/15/2020	(3,630)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01		6/17/2020	(3,491)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	0.03		3/17/2021	(2,515)
CDX North American Investment Grade 33-V1	Morgan Stanley	200,000	USD	(200,000)	USD	0.01		6/17/2020	(3,217)
iTraxx Europe Main 32-V1	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.03		3/17/2021	(3,353)

									(55,693)

Total Written Options Contracts (Premiums Received ($67,614))									(235,788)

#	Less than 0.005.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Europe Main
Index Series 32.V1	1.00	Quarterly	12/20/2024	0.96	EUR	300,000	4,607	(3,811)	796
iTraxx Europe Main
Index Series 32.V1	1.00	Quarterly	12/20/2024	0.96	EUR	100,000	1,020	(755)	265
iTraxx Europe Main
Index Series 32.V1	1.00	Quarterly	12/20/2024	0.96	EUR	100,000	1,536	(1,271)	265

							7,163	(5,837)	1,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD	500,000	(26,918)	55,976	29,058
CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD	100,000	(7,152)	12,964	5,812
CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD	50,000	(3,357)	6,263	2,906
CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD	600,000	(48,172)	83,042	34,870
CDX North American High Yield Index Series 34-V1	5.00	Quarterly	6/20/2025	6.51	USD	400,000	15,903	8,350	24,253

							(69,696)	166,595	96,899

Total Centrally Cleared Credit default swap contracts outstanding							(62,533)	160,758	98,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2020(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	1,220,000	150,218	150,218
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	700,000	33,701	35,188
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	4,757	5,008
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	200,000	10,054	10,054
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	4,979	5,027
HICPXT at termination	1.95% at termination	Pay	11/15/2048	EUR	40,000	18,319	18,450
HICPXT at termination	1.39% at termination	Pay	8/15/2049	EUR	50,000	7,261	7,261
HICPXT at termination	1.45% at termination	Pay	2/15/2050	EUR	100,000	16,971	17,292
HICPXT at termination	1.45% at termination	Pay	2/15/2050	EUR	10,000	1,335	1,729
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	19,026	19,026
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	12,745	12,684
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	22,576	22,576
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	11,008	11,008
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	5,539	5,539
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	1,160,000	137,341	137,341
UKRPI at termination	3.57% at termination	Pay	5/15/2034	GBP	530,000	57,580	57,580
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	80,000	19,034	18,815
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	80,000	18,900	18,853
USCPI at termination	1.24% at termination	Pay	2/27/2021	USD	200,000	4,152	4,152
USCPI at termination	1.20% at termination	Pay	2/28/2021	USD	800,000	16,393	16,388
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	6,771	6,795
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	40,769	40,769
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	14,269	13,590
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	8,108	8,108
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	15,964	16,216

						657,770	659,667

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(31,458)	(31,638)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(4,546)	(4,520)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(4,520)	(4,520)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	(40,678)	(40,678)
UKRPI at termination	3.60% at termination	Receive	9/15/2034	GBP	520,000	(65,134)	(65,134)
UKRPI at termination	3.60% at termination	Receive	9/15/2034	GBP	370,000	(46,902)	(46,346)
USCPI at termination	2.00% at termination	Receive	3/22/2021	USD	3,890,000	(106,772)	(106,772)
USCPI at termination	1.43% at termination	Receive	8/6/2021	USD	300,000	(7,256)	(7,256)
USCPI at termination	1.45% at termination	Receive	9/9/2021	USD	400,000	(9,873)	(9,873)
USCPI at termination	1.58% at termination	Receive	9/20/2021	USD	500,000	(14,037)	(14,037)
USCPI at termination	1.59% at termination	Receive	9/20/2021	USD	500,000	(14,086)	(14,158)

						(345,262)	(344,932)

Total Centrally Cleared Inflation-linked swap contracts outstanding						312,508	314,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2020 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR Quarterly	1.25 semi-annually	Pay	6/17/2025	USD	300,000	5,659	5,711	11,370
3 month LIBOR Quarterly	1.25 semi-annually	Pay	6/17/2025	USD	3,800,000	76,983	67,035	144,018
3 month LIBOR Quarterly	1.50 semi-annually	Pay	3/12/2021	USD	10,450,000	—	102,389	102,389
3 month LIBOR Quarterly	1.50 semi-annually	Pay	3/12/2021	USD	10,120,000	—	99,156	99,156

						82,642	274,291	356,933

3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	200,000	403	(75,588)	(75,185)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	300,000	(2,241)	(110,537)	(112,778)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	100,000	(130)	(37,463)	(37,593)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	200,000	(841)	(73,769)	(74,610)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	100,000	(340)	(36,965)	(37,305)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	100,000	(19)	(37,286)	(37,305)
3 month LIBOR Quarterly	1.25 semi-annually	Receive	6/17/2021	USD	9,100,000	(39,966)	(39,081)	(79,047)
3 month LIBOR Quarterly	1.25 semi-annually	Receive	6/17/2021	USD	11,500,000	(55,966)	(43,927)	(99,893)
3 month LIBOR Quarterly	1.40 semi-annually	Receive	3/12/2025	USD	658,000	—	(29,874)	(29,874)
3 month LIBOR Quarterly	1.40 semi-annually	Receive	3/12/2025	USD	1,362,000	—	(61,835)	(61,835)
3 month LIBOR Quarterly	1.40 semi-annually	Receive	3/12/2025	USD	2,090,000	—	(94,887)	(94,887)

						(99,100)	(641,212)	(740,312)

Total Centrally Cleared Interest rate swap contracts outstanding						(16,458)	(366,921)	(383,379)

(1)	Value of floating rate index at March 31, 2020 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.05%
HICPxT EUR	1.05%
UKRPI GBP	2.93%
USCPI USD	1.50%
3 Month LIBOR USD	1.45%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,934,321	$—	$3,934,321
Centrally Cleared Credit Default Swaps	—	166,595	—	166,595
Centrally Cleared Inflation-linked Swaps	—	657,770	—	657,770
Centrally Cleared Interest Rate Swaps	—	274,291	—	274,291
Collateralized Mortgage Obligations	—	3,981,032	—	3,981,032
Commercial Mortgage-Backed Securities	—	202,916	—	202,916
Corporate Bonds
Communication Services	—	289,990	—	289,990
Consumer Discretionary	—	196,953	—	196,953
Energy	—	99,888	—	99,888
Financials	—	1,177,542	—	1,177,542
Health Care	—	101,756	—	101,756
Industrials	—	242,203	—	242,203
Information Technology	—	12,947	—	12,947
Utilities	—	42,888	—	42,888
Foreign Government Securities	—	2,542,822	—	2,542,822
Forward Currency Contracts	—	317,597	—	317,597
Futures	431,728	—	—	431,728
Mortgage-Backed Securities	—	9,243,078	—	9,243,078
Municipal Bond	—	19,356	—	19,356
Options Purchased
Put Options Purchased	—	169,186	—	169,186
Short-Term Investments
U.S. Government Agency Securities	—	26,392,656	—	26,392,656
U.S. Treasury Obligations	—	83,130,829	—	83,130,829

Total Assets	$431,728	$133,196,616	$—	$133,628,344

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(5,837)	$—	$(5,837)
Centrally Cleared Inflation-linked Swaps	—	(345,262)	—	(345,262)
Centrally Cleared Interest Rate Swaps	—	(641,212)	—	(641,212)
Forward Currency Contracts	—	(278,713)	—	(278,713)
Futures	(736,624)	—	—	(736,624)
Options Written
Call Options Written	—	(180,095)	—	(180,095)
Put Options Written	—	(55,693)	—	(55,693)

Total Liabilities	$(736,624)	$(1,506,812)	$—	$(2,243,436)

Total	$(304,896)	$131,689,804	$—	$131,384,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,423,205
Aggregate gross unrealized depreciation	(3,337,084)

Net unrealized appreciation	$2,086,121

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,222,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.8%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
1.207%, 9/25/36(l)	$252,113	$223,240
Allegro CLO I Ltd.,
Series 2013-1A A1R
2.990%, 1/30/26(l)§	18,007	17,969
Ally Master Owner Trust,
Series 2018-3 A
1.025%, 7/15/22(l)	800,000	779,698
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25	338,044	322,327
Series 2016-3 A
3.250%, 10/15/28	174,366	152,067
Series 2016-3 AA
3.000%, 10/15/28	261,558	223,449
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
1.417%, 11/25/35(l)	388,482	361,215
Argent Securities Trust,
Series 2006-M1 A2C
1.097%, 7/25/36(l)	736,040	296,817
Series 2006-W2 A2B
1.137%, 3/25/36(l)	252,371	138,286
Atrium XII,
Series 12A AR
2.632%, 4/22/27(l)§	700,000	673,212
Avery Point IV CLO Ltd.,
Series 2014-1A AR
2.894%, 4/25/26(l)§	163,208	161,656
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
1.107%, 8/25/36(l)	34,769	39,128
Series 2006-HE9 1A2
1.097%, 11/25/36(l)	315,267	279,043
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
2.072%, 2/25/35(l)	227,031	216,212
California Street CLO XII Ltd.,
Series 2013-12A AR
2.861%, 10/15/25(l)§	357,805	351,707
CARDS II Trust,
Series 2018-1A A
1.055%, 4/17/23(l)§	700,000	700,000
Series 2018-2A A
3.047%, 4/17/23§	700,000	700,000
C-BASS TRUST,
Series 2006-CB9 A1
1.007%, 11/25/36(l)	14,870	8,119
Cent CLO 24 Ltd.,
Series 2015-24A A1R
2.901%, 10/15/26(l)§	700,000	683,220
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§	386,066	384,180
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
6.750%, 5/25/36(e)	157,503	105,975
Series 2006-WMC1 A2D
1.567%, 12/25/35(l)	1,588	1,562
CLNC Ltd.,
Series 2019-FL1 A
2.000%, 8/20/35(l)§	700,000	615,493
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
1.697%, 5/25/34(l)	57,168	55,261
Series 2006-12 2A2
1.097%, 7/25/36(l)	17,428	16,800
Series 2006-13 3AV2
1.097%, 1/25/37(l)	3,701	3,599
Series 2006-2 M1
1.347%, 6/25/36(l)	300,000	279,496
Series 2006-21 2A4
1.177%, 5/25/37(l)	300,000	251,689
Series 2006-24 1A
1.087%, 6/25/47(l)	126,379	101,811
Series 2006-26 2A3
1.117%, 6/25/37(l)	24,474	23,688
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
1.747%, 8/25/47(l)	40,469	36,541
EMC Mortgage Loan Trust,
Series 2001-A A
1.687%, 5/25/40(l)§	4,557	4,049
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§	900,000	846,514
FFMLT Trust,
Series 2005-FF8 M1
1.682%, 9/25/35(l)	13,162	12,993
Figueroa CLO Ltd.,
Series 2014-1A AR
2.731%, 1/15/27(l)§	311,245	306,853
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2
0.985%, 5/15/23(l)	1,200,000	1,176,618
Fremont Home Loan Trust,
Series 2005-D M1
1.357%, 11/25/35(l)	300,000	244,902
Series 2006-E 2A1
1.007%, 1/25/37(l)	2,650	1,269
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	342,133	185,575
GSAMP Trust,
Series 2006-NC2 A2B
1.037%, 6/25/36(l)	163,065	103,765
GSPA Monetization Trust,
6.422%, 10/9/29§	305,329	357,045
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR
2.902%, 10/22/25(l)§	300,430	295,238
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
1.177%, 4/25/37(l)	741,746	607,022
Jamestown CLO VII Ltd.,
Series 2015-7A A1R
2.624%, 7/25/27(l)§	243,947	230,317
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.686%, 1/17/28(l)§	900,000	846,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
1.357%, 10/25/35(l)	$300,000	$275,073
Series 2006-FRE1 M1
1.337%, 5/25/35(l)	200,000	183,954
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
1.207%, 3/25/37(l)	100,000	89,050
Lehman XS Trust,
Series 2006-8 2A1
1.127%, 6/25/36(l)	78,723	68,790
LMREC, Inc.,
Series 2015-CRE1 AR
1.909%, 2/22/32(l)§	28,397	28,003
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.835%, 5/15/28(l)§	700,000	669,509
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.189%, 8/20/24(l)§	694,085	666,275
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
1.527%, 12/25/35(l)	157,001	141,376
Series 2006-FRE2 A5
1.187%, 3/25/36(l)	222,189	159,730
Monarch Grove CLO Ltd.,
Series 2018-1A A1
2.674%, 1/25/28(l)§	400,000	376,462
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
1.197%, 8/25/36(l)	569,286	318,079
Series 2006-WMC2 A2C
1.097%, 7/25/36(l)	295,126	143,866
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.019%, 4/18/25(l)§	167,788	164,920
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
1.187%, 11/25/36(l)	124,611	52,766
OCP CLO Ltd.,
Series 2015-9A A1R
2.631%, 7/15/27(l)§	315,012	303,737
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	700,000	698,178
Option One Mortgage Loan Trust,
Series 2007-5 1A1
1.167%, 5/25/37(l)	472,565	309,857
Series 2007-CP1 1A1
1.087%, 3/25/37(l)	251,702	202,860
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
1.407%, 11/25/35(l)	600,000	540,876
Palmer Square CLO Ltd.,
Series 2018-3A A1
2.542%, 8/15/26(l)§	344,419	335,173
RAAC Trust,
Series 2006-SP2 M1
1.287%, 2/25/36(l)	61,786	59,995
RAMP Trust,
Series 2005-RS4 M5
1.627%, 4/25/35(l)	300,000	278,748
RASC Trust,
Series 2005-EMX5 A3
1.607%, 12/25/35(l)	183,422	148,866
Series 2006-EMX2 M1
1.347%, 2/25/36(l)	300,000	280,616
Series 2006-KS7 A4
1.187%, 9/25/36(l)	283,098	236,357
Series 2007-KS3 AI3
1.197%, 4/25/37(l)	100,497	91,291
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	549,029	242,945
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
1.077%, 5/25/37(l)	49,894	35,497
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
1.217%, 2/25/36(l)	80,751	48,769
SLM Student Loan Trust,
Series 2003-10A A3
1.211%, 12/15/27(l)§	283,002	273,674
Series 2003-11 A6
1.290%, 12/15/25(l)§	404,448	397,433
SMB Private Education Loan Trust,
Series 2018-A A1
1.055%, 3/16/26(l)§	30,614	29,351
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	190,992	186,761
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
1.847%, 10/25/37(l)	778,076	582,546
Series 2007-WMC1 3A1
1.057%, 2/25/37(l)	83,357	25,423
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
1.097%, 11/25/37(l)	692,414	472,151
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
1.397%, 5/25/37(l)§	300,000	260,257
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.986%, 1/17/26(l)§	221,326	217,695
Series 2013-1A A2R
3.006%, 1/17/26(l)§	221,326	219,776
Telos CLO Ltd.,
Series 2014-6A A1R
3.106%, 1/17/27(l)§	270,373	262,127
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.950%, 10/15/34(l)§	900,000	804,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		$694,276	$635,263
VB-S1 Issuer LLC,
Series 2016-1A F
6.901%, 6/15/46§		100,000	98,271
Venture XVI CLO Ltd.,
Series 2014-16A ARR
2.681%, 1/15/28(l)§		400,000	377,244
Venture XX CLO Ltd.,
Series 2015-20A AR
2.651%, 4/15/27(l)§		389,541	374,585
Voya CLO Ltd.,
Series 2014-3A A1R
2.514%, 7/25/26(l)§		124,243	120,959
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
1.197%, 4/25/37(l)		256,428	119,316
Wells Fargo Home Equity Asset- Backed Securities Trust,
Series 2005-3 M4
1.832%, 11/25/35(l)		15,453	15,385
Westlake Automobile Receivables Trust,
Series 2018-3A A2A
2.980%, 1/18/22§		82,451	81,176

Total Asset-Backed Securities			26,127,151

Collateralized Mortgage Obligations (5.9%)
Alba plc,
Series 2007-1 A3
0.683%, 3/17/39(l)(m)	GBP	422,240	456,025
Alternative Loan Trust,
Series 2005-32T1 A3
1.947%, 8/25/35(l)		$127,740	62,722
Series 2006-45T1 1A16
6.000%, 2/25/37		300,629	183,735
Series 2006-OA11 A1B
1.137%, 9/25/46(l)		540,277	449,423
Series 2006-OA12 A1B
0.963%, 9/20/46(l)		208,523	170,102
Series 2006-OA3 1A1
1.147%, 5/25/36(l)		47,185	34,598
American Home Mortgage Investment Trust,
Series 2004-4 4A
3.533%, 2/25/45(l)		9,712	9,342
Series 2006-2 3A2
6.700%, 6/25/36(e)		494,794	140,076
Banc of America Funding Trust,
Series 2005-D A1
4.411%, 5/25/35(l)		11,284	10,517
Series 2007-2 1A2
6.000%, 3/25/37		112,954	93,297
Banc of America Mortgage Trust,
Series 2003-D 2A4
5.213%, 5/25/33(l)		10,364	9,457
BCAP LLC Trust,
Series 2007-AA2 12A1
1.157%, 5/25/47(l)		106,702	87,819
Series 2011-RR5 12A1
4.841%, 3/26/37(e)§		34,976	33,624
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
3.882%, 5/25/35(l)		38,918	34,791
Series 2005-7 22A1
3.958%, 9/25/35(l)		29,932	21,891
Series 2006-3 35A1
4.055%, 5/25/36(l)		76,704	47,795
Bear Stearns ARM Trust,
Series 2002-11 1A1
4.002%, 2/25/33(l)		223	195
Series 2002-11 1A2
3.756%, 2/25/33(l)		539	427
Series 2003-1 6A1
4.016%, 4/25/33(l)		1,901	1,815
Series 2003-8 2A1
4.103%, 1/25/34(l)		8,310	7,931
Series 2004-1 12A5
3.954%, 4/25/34(l)		16,986	14,650
Series 2004-10 22A1
4.375%, 1/25/35(l)		8,064	6,634
Series 2004-10 23A1
4.033%, 1/25/35(l)		2,422	2,079
Series 2004-3 1A1
4.321%, 7/25/34(l)		12,411	10,156
Series 2004-8 2A1
3.948%, 11/25/34(l)		38,797	34,175
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.726%, 1/26/36(l)		51,068	40,932
Series 2007-R6 2A1
2.207%, 12/26/46(l)		42,567	35,179
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
3.567%, 1/25/36(l)		69,567	55,414
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
3.826%, 11/25/34(l)		31,020	27,750
Series 2004-HYB9 1A1
3.748%, 2/20/35(l)		19,702	18,097
Series 2005-HYB9 3A2A
3.711%, 2/20/36(l)		7,153	5,568
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
4.380%, 10/25/35(l)		4,445	3,956
Series 2009-7 5A2
5.500%, 12/25/35§		89,404	65,757
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.843%, 5/25/35(l)		15,379	14,133
Series 2005-6 A2
4.550%, 9/25/35(l)		172,420	158,686
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
5.218%, 6/25/32(l)		548	485
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
1.097%, 3/25/37(l)		166,530	131,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
1.447%, 2/25/35(l)		$7,002	$6,298
Eurosail-UK plc,
Series 2007-1X A3C
0.666%, 3/13/45(l)(m)	GBP	161,155	194,166
Series 2007-2X A3C
0.655%, 3/13/45(l)(m)		41,675	48,549
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$2,776	2,960
Series 2248 FB
1.205%, 9/15/30(l)		181	180
Series 2266 F
1.155%, 11/15/30(l)		83	83
Series 3360 FC
1.425%, 5/15/37(l)		7,861	7,913
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
3.189%, 2/25/45(l)		5,860	5,732
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
3.466%, 8/25/35(l)		89,697	72,616
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR4 2A1
4.052%, 10/25/35(l)		67,316	60,016
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		2,602	2,763
Series 2003-25 KP
5.000%, 4/25/33		15,388	17,484
Series 2004-W2 5AF
1.297%, 3/25/44(l)		16,237	16,113
Series 2005-79 NF
1.357%, 9/25/35(l)		10,062	9,962
Series 2006-118 A1
1.687%, 12/25/36(l)		6,381	6,342
Series 2006-5 3A2
3.958%, 5/25/35(l)		5,204	5,434
Series 2007-42 AF
1.197%, 5/25/37(l)		1,247	1,225
Series 2007-73 A1
1.687%, 7/25/37(l)		17,860	17,551
Series 2015-58 AI
2.326%, 8/25/55IO IO(l)		443,841	24,431
Series 2016-62 AF
2.105%, 9/25/46(l)		96,142	96,666
GNMA,
Series 2015-H18 FB
2.262%, 7/20/65(l)		569,820	559,860
Series 2015-H19 FK
2.262%, 8/20/65(l)		426,196	418,730
Series 2016-H02 FH
2.662%, 1/20/66(l)		151,623	151,196
Series 2016-H06 FJ
2.312%, 7/20/63(l)		86,624	86,530
Series 2016-H14 FA
2.462%, 6/20/66(l)		252,853	250,051
Series 2016-H17 FC
2.492%, 8/20/66(l)		671,407	664,707
Series 2016-H17 FM
2.112%, 8/20/66(l)		15,291	15,242
Series 2016-H20 PT
4.943%, 9/20/66(l)		756,168	818,898
Series 2016-H22 FA
2.432%, 10/20/66(l)		421,221	416,051
Series 2017-H10 FB
3.629%, 4/20/67(l)		525,689	524,042
Series 2018-38 WF
1.881%, 10/20/43(l)		412,551	410,863
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
1.019%, 6/18/39(l)§		126,556	117,653
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.100%, 9/25/35(l)		45,479	42,570
Series 2005-AR7 6A1
4.128%, 11/25/35(l)		14,006	12,311
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
2.250%, 10/19/35(l)		77,824	57,543
Series 2005-14 4A1A
3.767%, 12/19/35(l)		96,009	62,132
Series 2005-2 2A1A
1.190%, 5/19/35(l)		12,074	11,134
Series 2005-4 3A1
4.293%, 7/19/35(l)		39,681	33,496
Hawksmoor Mortgages,
Series 2019-1A A
1.761%, 5/25/53(l)§	GBP	2,495,556	2,956,445
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
1.117%, 1/25/37(l)		$87,754	78,691
Series 2006-AR9 2A1
3.552%, 6/25/36(l)		243,487	178,431
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		14,436	9,581
Series 2006-A3 6A1
4.124%, 8/25/34(l)		60,004	51,312
Series 2006-A6 1A4L
4.119%, 10/25/36(l)		100,840	80,601
Landmark Mortgage Securities No. 3 plc,
Series 3 A
0.980%, 4/17/44(l)(m)	GBP	739,588	789,220
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
2.706%, 1/25/47(l)		$96,758	146,245
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
3.551%, 4/25/35(l)		77,737	67,481
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
3.879%, 7/25/35(l)		95,026	77,864
MortgageIT Trust,
Series 2005-5 A2
1.567%, 12/25/35(l)		82,714	75,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Prime Mortgage Trust,
Series 2004-CL1 1A2
1.347%, 2/25/34(l)		$2,273	$2,062
Series 2006-CL1 A1
1.447%, 2/25/35(l)		103,431	91,977
RALI Trust,
Series 2005-QA13 2A1
4.557%, 12/25/35(l)		13,296	10,553
Series 2006-QS12 1A1
6.500%, 9/25/36		229,321	152,945
Series 2006-QS13 1A10
6.000%, 9/25/36		22,169	18,395
Series 2007-QA3 A1
1.047%, 5/25/37(l)		313,349	251,995
Series 2008-QR1 1A1
2.347%, 8/25/36(l)		81,650	75,470
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.743%, 12/25/35(l)§		164,277	161,294
Residential Asset Securitization Trust,
Series 2005-A11 1A1
1.397%, 10/25/35(l)		58,701	38,580
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		87,885	78,866
STARM Mortgage Loan Trust,
Series 2007-1 2A1
3.969%, 2/25/37(l)		64,799	53,522
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
1.147%, 4/25/47(l)		65,441	52,045
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
1.000%, 7/19/35(l)		45,944	40,543
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
1.410%, 9/19/32(l)		1,005	911
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-14A 2A1
3.807%, 7/25/32(l)		20	17
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
2.237%, 3/25/37(l)		50,420	40,333
Series 2007-3 3A1
2.187%, 6/25/47(l)		330,284	252,845
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.611%, 7/20/45(l)§	GBP	1,935,020	2,331,124
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
4.180%, 5/20/36(l)		$71,123	64,635
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
1.237%, 10/25/45(l)		6,730	6,108
Series 2005-AR6 1A1A
1.447%, 2/25/45(l)		363,257	337,587
Series 2006-AR16 3A3
3.522%, 12/25/36(l)		23,283	19,079
Series 2007-HY5 2A1
3.430%, 5/25/37(l)		123,030	95,740
Series 2007-HY7 4A2
3.981%, 7/25/37(l)		77,841	60,817
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
1.322%, 12/21/49(l)§	GBP	814,256	962,279
Series 3A B
2.022%, 12/21/49(l)§		100,000	117,422

Total Collateralized Mortgage Obligations			17,558,824

Commercial Mortgage-Backed Securities (1.7%)
Business Mortgage Finance 7 plc,
Series 7X A1
2.756%, 2/15/41(l)(m)		95,154	113,787
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	314,733
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.238%, 8/25/22 IO(l)		2,022,279	49,660
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		200,000	198,764
Series 2016-RENT B
3.980%, 2/10/29§		700,000	690,037
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	394,629
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		600,000	611,491
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	94,591
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	596,993
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
1.705%, 6/15/32(l)§		680,757	613,486
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		96,905	98,606
Series 2015-C27 ASB
3.557%, 12/15/47		300,000	310,259
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	728,275
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
1.755%, 11/11/34(l)§		324,032	292,197

Total Commercial Mortgage-Backed Securities			5,107,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (38.2%)
Communication Services (1.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.330%, 6/1/21(k)		$800,000	$778,473
(ICE LIBOR USD 3 Month + 0.95%), 2.781%, 7/15/21(k)		600,000	585,817
3.400%, 5/15/25		500,000	518,284
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,280,922

			3,163,496

Entertainment (0.2%)
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	560,108
TWDC Enterprises 18 Corp.
2.125%, 9/13/22(m)		$200,000	194,789

			754,897

Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	103,500

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		700,000	710,500
5.152%, 3/20/28§		400,000	426,000

			1,136,500

Total Communication Services			5,158,393

Consumer Discretionary (1.9%)
Automobiles (1.3%)
BMW Finance NV
2.250%, 8/12/22§		700,000	676,344
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.141%, 5/4/20(k)§		400,000	399,562
3.100%, 5/4/20§		700,000	698,728
2.550%, 8/15/22§		700,000	669,340
3.700%, 5/4/23§		700,000	688,546
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	668,231

			3,800,751

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	556,163
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	744,000

			1,300,163

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.
3.250%, 2/15/30		700,000	587,011

Total Consumer Discretionary			5,687,925

Consumer Staples (1.9%)
Beverages (0.4%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	524,375
Constellation Brands, Inc.
2.650%, 11/7/22		100,000	96,669
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		100,000	101,170
4.057%, 5/25/23		500,000	520,541

			1,242,755

Food & Staples Retailing (0.2%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§		500,000	510,914

Food Products (0.3%)
Campbell Soup Co.
3.650%, 3/15/23		172,000	174,582
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	717,996
Kraft Heinz Foods Co.
2.800%, 7/2/20		27,000	26,724

			919,302

Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§		200,000	197,322

Tobacco (0.9%)
BAT Capital Corp.
3.557%, 8/15/27		100,000	95,529
Imperial Brands Finance plc
3.125%, 7/26/24§		400,000	374,050
3.500%, 7/26/26§		600,000	554,006
3.875%, 7/26/29§		800,000	744,314
Philip Morris International, Inc.
2.375%, 8/17/22		900,000	890,872

			2,658,771

Total Consumer Staples			5,529,064

Energy (1.0%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22		300,000	286,016
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK§		784	396
7.350%, 12/1/26 PIK(m)		314,170	158,644
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/20(y)§		200,000	1,142

			446,198

Oil, Gas & Consumable Fuels (0.8%)
Energy Transfer Operating LP
5.250%, 4/15/29		600,000	498,989
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		700,000	564,448
MPLX LP
4.000%, 3/15/28		300,000	254,987
Petrobras Global Finance BV
6.125%, 1/17/22		200,000	199,015
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		100,000	99,283
Saudi Arabian Oil Co.
2.750%, 4/16/22§		800,000	786,000

			2,402,722

Total Energy			2,848,920

Financials (18.9%)
Banks (11.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.559%, 10/1/21(k)		600,000	576,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
4.125%, 1/22/24		$200,000	$212,602
(ICE LIBOR USD 3 Month + 0.79%), 2.104%, 3/5/24(k)		700,000	657,226
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		500,000	515,445
4.000%, 4/1/24		200,000	212,467
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.779%, 7/20/23(k)§		600,000	533,390
Barclays Bank plc
10.179%, 6/12/21§		200,000	211,297
Barclays plc
(EUR Swap Annual 5 Year + 6.75%), 8.000%, 12/15/20(k)(y)	EUR	500,000	522,239
3.200%, 8/10/21		$800,000	789,655
(ICE LIBOR USD 3 Month + 2.11%), 3.844%, 8/10/21(k)		1,400,000	1,372,485
(ICE LIBOR USD 3 Month + 1.63%), 3.459%, 1/10/23(k)		900,000	865,179
BNP Paribas SA
3.500%, 3/1/23§		700,000	703,048
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	726,389
Citigroup, Inc.
2.750%, 4/25/22		400,000	402,268
2.700%, 10/27/22		800,000	794,176
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		100,000	100,234
(ICE LIBOR USD 3 Month + 1.02%), 2.603%, 6/1/24(k)		700,000	634,293
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 5.25%), 5.500%, 6/29/20(k)(m)(y)	EUR	500,000	525,955
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21		$500,000	502,448
(ICE LIBOR USD 3 Month + 2.29%), 4.109%, 4/16/21(k)		1,000,000	999,717
3.800%, 9/15/22		600,000	602,874
Development Bank of Japan, Inc.
2.125%, 9/1/22§		800,000	829,756
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,452,883
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 2.24%), 3.239%, 3/8/21(k)		500,000	497,560
3.400%, 3/8/21		700,000	703,940
(ICE LIBOR USD 3 Month + 0.65%), 1.434%, 9/11/21(k)		700,000	684,336
(ICE LIBOR USD 3 Month + 1.50%), 3.400%, 1/5/22(k)		1,000,000	958,306
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 2.099%, 6/7/21(k)		1,100,000	1,095,637
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		100,000	101,289
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		700,000	732,597
Lloyds Bank plc
3.300%, 5/7/21		700,000	704,201
7.500%, 4/2/32(e)(m)		600,000	536,135
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	208,801
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23(k)		$700,000	655,542
3.455%, 3/2/23		900,000	920,161
Mizuho Financial Group, Inc.
3.549%, 3/5/23(x)		700,000	704,304
National Australia Bank Ltd.
3.450%, 12/4/23§		1,200,000	1,300,034
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.142%, 5/17/21(k)§		600,000	598,440
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 3.389%, 7/18/21(k)(m)		800,000	796,000
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		1,000,000	987,500
2.500%, 3/22/23(m)	EUR	100,000	109,248
Santander UK Group Holdings plc
2.875%, 8/5/21		$300,000	296,285
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.122%, 5/17/21(k)§		700,000	678,968
3.250%, 5/17/21§		700,000	705,573
Societe Generale SA
4.250%, 9/14/23§		700,000	712,214
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	684,494
UniCredit SpA
7.830%, 12/4/23§		900,000	958,442
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	607,008
US Bank NA
3.150%, 4/26/21		800,000	807,158

			32,486,411

Capital Markets (3.2%)
Cantor Fitzgerald LP
6.500%, 6/17/22§		300,000	319,104
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	202,221
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		500,000	481,250
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 0.97%), 2.818%, 7/13/20(k)		400,000	394,674
4.250%, 10/14/21		500,000	473,727
3.300%, 11/16/22		600,000	589,994
3.950%, 2/27/23		500,000	496,907
(SOFR + 2.58%), 3.961%, 11/26/25(k)		1,800,000	1,671,843
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 1.941%, 9/15/20(k)		300,000	299,692
(ICE LIBOR USD 3 Month + 0.78%), 2.557%, 10/31/22(k)		1,000,000	961,584
3.200%, 2/23/23		800,000	815,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.500%, 1/23/25		$100,000	$102,256
3.750%, 5/22/25		700,000	724,780
(ICE LIBOR USD 3 Month + 1.17%), 2.862%, 5/15/26(k)		300,000	262,135
UBS Group AG
3.000%, 4/15/21§		900,000	901,733
4.125%, 9/24/25§		200,000	203,675
4.125%, 4/15/26§		600,000	619,888

			9,520,839

Consumer Finance (3.7%)
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.091%, 11/5/21(k)		200,000	192,665
Avolon Holdings Funding Ltd.
5.500%, 1/15/23§		600,000	533,556
Capital One Financial Corp.
3.450%, 4/30/21		200,000	200,525
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 2.134%, 9/24/20(k)		700,000	668,500
(ICE LIBOR USD 3 Month + 0.88%), 2.728%, 10/12/21(k)		400,000	366,000
(ICE LIBOR USD 3 Month + 1.08%), 2.843%, 8/3/22(k)		925,000	755,031
(ICE LIBOR USD 3 Month + 1.24%), 2.927%, 2/15/23(k)		600,000	447,000
5.584%, 3/18/24		700,000	665,000
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 2.778%, 4/13/20(k)		900,000	898,100
3.200%, 7/13/20		200,000	199,378
2.450%, 11/6/20		300,000	289,152
3.700%, 11/24/20		200,000	198,040
(ICE LIBOR USD 3 Month + 0.85%), 2.728%, 4/9/21(k)		400,000	386,752
3.550%, 7/8/22		700,000	650,960
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	704,935
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		600,000	529,650
Springleaf Finance Corp.
6.125%, 5/15/22		800,000	816,240
Volkswagen Bank GmbH
0.625%, 9/8/21(m)	EUR	100,000	108,598
1.250%, 8/1/22(m)		300,000	325,467
1.875%, 1/31/24(m)		1,100,000	1,189,147
2.500%, 7/31/26(m)		600,000	647,884

			10,772,580

Diversified Financial Services (0.7%)
AIG Global Funding
3.350%, 6/25/21§		$200,000	201,727
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.34%), 2.134%, 4/26/21(k)		1,200,000	1,179,007
Synchrony Bank
3.650%, 5/24/21		700,000	691,674

			2,072,408

Insurance (0.3%)
Jackson National Life Global Funding
3.300%, 6/11/21§		800,000	805,320
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	126,277

			931,597

Total Financials			55,783,835

Health Care (1.7%)
Biotechnology (0.5%)
AbbVie, Inc.
3.375%, 11/14/21		$100,000	102,225
3.750%, 11/14/23		600,000	623,113
2.950%, 11/21/26§		700,000	702,403

			1,427,741

Health Care Providers & Services (0.6%)
Anthem, Inc.
3.300%, 1/15/23		600,000	594,556
Cigna Corp.
3.050%, 11/30/22§		100,000	99,224
CVS Health Corp.
3.500%, 7/20/22		100,000	102,344
4.300%, 3/25/28		900,000	953,321

			1,749,445

Pharmaceuticals (0.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.751%, 12/15/23(k)§		300,000	277,555
Mylan, Inc.
3.125%, 1/15/23§		700,000	723,215
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 3/1/25	EUR	500,000	504,232
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.135%, 8/20/21(k)		$300,000	293,063

			1,798,065

Total Health Care			4,975,251

Industrials (2.2%)
Aerospace & Defense (0.2%)
Spirit AeroSystems, Inc.
4.600%, 6/15/28		700,000	588,147

Airlines (0.1%)
Delta Air Lines, Inc.
3.400%, 4/19/21		300,000	270,971

Machinery (0.2%)
Platin 1426 GmbH
6.875%, 6/15/23§	EUR	500,000	435,646
Westinghouse Air Brake Technologies Corp.
(ICE LIBOR USD 3 Month + 1.30%), 2.041%, 9/15/21(k)		$300,000	291,184

			726,830

Marine (0.2%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	662,464

Road & Rail (0.5%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		600,000	626,349
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28(m)		700,000	722,918

			1,349,267

Trading Companies & Distributors (1.0%)
Aircastle Ltd.
5.125%, 3/15/21		800,000	786,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Aviation Capital Group LLC
3.875%, 5/1/23§		$800,000	$791,719
4.125%, 8/1/25§		700,000	615,204
BOC Aviation Ltd.
3.500%, 10/10/24§		700,000	727,959

			2,920,883

Total Industrials			6,518,562

Information Technology (2.1%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22		100,000	98,647

IT Services (0.3%)
PayPal Holdings, Inc.
2.850%, 10/1/29		700,000	708,022

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp.
3.000%, 1/15/22		700,000	692,162
3.875%, 1/15/27		100,000	95,044
Broadcom, Inc.
3.625%, 10/15/24§		700,000	687,008
Microchip Technology, Inc.
3.922%, 6/1/21		200,000	196,013
NXP BV
3.875%, 9/1/22§		800,000	773,377
5.350%, 3/1/26§		500,000	530,845

			2,974,449

Software (0.4%)
Oracle Corp.
1.900%, 9/15/21		400,000	401,503
3.600%, 4/1/50		700,000	700,018

			1,101,521

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
4.420%, 6/15/21§		100,000	100,551
5.450%, 6/15/23§		900,000	915,620
EMC Corp.
2.650%, 6/1/20		148,000	146,520
NetApp, Inc.
3.375%, 6/15/21		100,000	100,144

			1,262,835

Total Information Technology			6,145,474

Materials (0.6%)
Chemicals (0.4%)
Huntsman International LLC
5.125%, 11/15/22		600,000	580,875
Syngenta Finance NV
3.933%, 4/23/21§		500,000	485,267

			1,066,142

Paper & Forest Products (0.2%)
Stora Enso OYJ
2.500%, 3/21/28(m)	EUR	600,000	641,683

Total Materials			1,707,825

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		$300,000	313,803
4.500%, 7/30/29		200,000	206,924
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	798,851
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30		800,000	752,626
Boston Properties LP (REIT)
4.500%, 12/1/28		600,000	660,509
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 2.813%, 2/1/22(k)		200,000	196,856
Diversified Healthcare Trust (REIT)
4.750%, 2/15/28		400,000	358,000
EPR Properties (REIT)
3.750%, 8/15/29		700,000	507,047
GLP Capital LP (REIT)
5.250%, 6/1/25		100,000	92,500
5.750%, 6/1/28		200,000	173,000
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	475,426
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		700,000	671,175
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	112,341
Mid-America Apartments LP (REIT)
2.750%, 3/15/30(x)		700,000	647,784
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		800,000	715,469
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	99,713
Public Storage (REIT)
3.094%, 9/15/27		500,000	487,156
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	284,719
Sabra Health Care LP (REIT)
4.800%, 6/1/24		700,000	710,300
Service Properties Trust (REIT)
4.250%, 2/15/21		300,000	292,872
4.500%, 6/15/23		200,000	146,317
4.950%, 2/15/27		500,000	444,291
Simon Property Group LP (REIT)
2.450%, 9/13/29		700,000	628,876
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	188,096
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	385,037
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)(x)		300,000	175,875

			10,525,563

Total Real Estate			10,525,563

Utilities (2.7%)
Electric Utilities (2.0%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.204%, 5/14/21(k)§		700,000	692,689
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	532,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Edison International
3.550%, 11/15/24		$600,000	$598,364
Enel Finance International NV
2.875%, 5/25/22§		800,000	775,642
4.250%, 9/14/23§		700,000	718,656
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		800,000	801,543
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	1,075,686
Southern Co. (The)
2.350%, 7/1/21		600,000	598,700

			5,793,951

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	406,537
Dominion Energy Gas Holdings LLC
Series A (ICE LIBOR USD 3 Month + 0.60%), 1.341%, 6/15/21(k)		800,000	770,280

			1,176,817

Multi-Utilities (0.3%)
NiSource, Inc.
2.650%, 11/17/22		200,000	197,974
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.190%, 3/15/21(k)		900,000	771,988

			969,962

Total Utilities			7,940,730

Total Corporate Bonds			112,821,542

Foreign Government Securities (3.7%)
Bonos and Obligaciones del Estado
0.600%, 10/31/29(m)	EUR	1,800,000	1,980,059
1.850%, 7/30/35(m)		1,100,000	1,354,672
Japan Finance Organization for Municipalities
2.625%, 4/20/22§		$900,000	936,895
3.375%, 9/27/23§		1,100,000	1,189,756
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	665,442
Province of Ontario
4.200%, 6/2/20	CAD	500,000	357,844
4.000%, 6/2/21		900,000	664,304
3.150%, 6/2/22		300,000	222,797
Province of Quebec
3.500%, 7/29/20		$100,000	100,860
4.500%, 12/1/20	CAD	100,000	73,057
2.750%, 8/25/21		$700,000	722,680
3.500%, 12/1/22	CAD	300,000	226,764
3.750%, 9/1/24		200,000	156,283
Republic of Peru
5.940%, 2/12/29§	PEN	2,100,000	657,626
State of Qatar
3.875%, 4/23/23§		$800,000	828,000
4.000%, 3/14/29§		700,000	749,000

Total Foreign Government Securities			10,886,039

Mortgage-Backed Securities (56.1%)
FHLMC
4.500%, 4/1/29		36,079	39,378
6.000%, 1/1/37		80,067	93,431
4.000%, 1/1/41		73,357	79,708
4.000%, 9/1/41		48,776	53,258
3.500%, 2/1/48		224,056	237,061
3.500%, 3/1/48		488,189	516,759
3.500%, 5/1/48		234,647	248,341
FNMA
2.310%, 8/1/22		197,341	201,577
2.870%, 9/1/27		300,000	325,237
3.160%, 6/1/29		1,300,000	1,467,166
4.172%, 5/1/38(l)		235,986	243,568
FNMA UMBS
4.500%, 1/1/34		106,885	116,087
5.500%, 4/1/34		42,468	48,067
5.500%, 5/1/34		87,872	99,383
5.500%, 3/1/38		65,591	74,773
5.000%, 8/1/39		81,615	90,562
4.500%, 12/1/41		49,976	54,700
4.500%, 7/1/44		98,536	107,296
4.000%, 9/1/48		317,192	338,581
4.000%, 10/1/48		70,685	75,407
FNMA/FHLMC UMBS, 15 Year, Single Family
3.000%, 5/25/35 TBA		2,000,000	2,091,328
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 4/25/50 TBA		29,000,000	30,658,437
4.000%, 5/25/50 TBA		17,500,000	18,664,160
2.500%, 6/25/50 TBA		13,100,000	13,517,562
3.000%, 6/25/50 TBA		41,100,000	42,970,371
GNMA
3.000%, 7/15/45		109,734	116,900
3.000%, 8/15/45		172,077	183,314
4.500%, 1/20/49		1,344,695	1,430,370
5.000%, 1/20/49		20,047	21,329
5.000%, 2/20/49		240,889	256,025
4.500%, 4/15/50 TBA		4,900,000	5,194,766
5.000%, 4/15/50 TBA		7,900,000	8,372,148
3.000%, 5/15/50 TBA		4,400,000	4,645,437
4.000%, 5/15/50 TBA		21,800,000	23,181,235
3.500%, 5/15/50 TBA		9,600,000	10,117,875

Total Mortgage-Backed Securities			165,931,597

Municipal Bond (0.0%)
City Of Chicago General Obligation Bonds, Taxable Series 2015 B
7.750%, 1/1/42		50,000	56,897

Total Municipal Bond			56,897

U.S. Treasury Obligations (46.3%)
U.S. Treasury Bonds
3.125%, 2/15/42(x)		500,000	682,489
3.625%, 8/15/43#(v)		2,300,000	3,388,894
3.625%, 2/15/44		900,000	1,330,845
3.375%, 5/15/44		1,400,000	1,999,815
3.125%, 8/15/44		2,100,000	2,894,127
2.875%, 8/15/45		600,000	801,068
3.000%, 8/15/48		17,700,000	24,554,767
2.875%, 5/15/49		900,000	1,226,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	$1,484,158	$1,653,394
1.375%, 2/15/44 TIPS	332,067	424,311
0.875%, 2/15/47 TIPS	427,472	506,728
1.000%, 2/15/48 TIPS	836,904	1,031,412
1.000%, 2/15/49 TIPS(z)	1,435,252	1,775,759
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS	415,428	418,072
0.625%, 1/15/26 TIPS	2,388,496	2,463,937
0.375%, 7/15/27 TIPS	1,265,508	1,299,722
0.750%, 7/15/28 TIPS	6,906,211	7,377,043
0.875%, 1/15/29 TIPS	4,699,636	5,098,578
U.S. Treasury Notes
2.875%, 9/30/23(v)(z)	55,700,000	60,643,286
2.250%, 11/15/24(v)	200,000	217,044
2.875%, 8/15/28	14,500,000	17,119,451

Total U.S. Treasury Obligations		136,907,172

Total Long-Term Debt Securities (160.7%) (Cost $468,054,362)		475,396,730

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Lloyds Bank Corporate Markets plc
(ICE LIBOR USD 3 Month + 0.50%), 1.70%, 9/24/20(k)	700,000	700,027

Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $75,922, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $77,440.(xx)	75,922	75,922
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $548,456, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $559,425.(xx)	548,456	548,456

Total Repurchase Agreements		624,378

Total Short-Term Investments (0.5%) (Cost $1,324,724)		1,324,405

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bobl 05/22/2020 at EUR 142.50, European Style Notional Amount: EUR 2,400,000 Exchange Traded*	24	397
Euro-Bobl 05/22/2020 at EUR 144.00, European Style Notional Amount: EUR 1,300,000 Exchange Traded*	13	144
Euro-Schatz 05/22/2020 at EUR 113.30, European Style Notional Amount: EUR 700,000 Exchange Traded*	7	193
Euro-Schatz 05/22/2020 at EUR 113.50, European Style Notional Amount: EUR 1,500,000 Exchange Traded*	15	331
Euro-Schatz 05/22/2020 at EUR 114.50, European Style Notional Amount: EUR 1,800,000 Exchange Traded*	18	198
U.S. Treasury 10 Year Note 05/22/2020 at USD 151.50, American Style Notional Amount: USD 3,800,000 Exchange Traded*	38	2,969
U.S. Treasury 10 Year Note 05/22/2020 at USD 151.00, American Style Notional Amount: USD 1,000,000 Exchange Traded*	10	781
U.S. Treasury 10 Year Note 05/22/2020 at USD 147.50, American Style Notional Amount: USD 100,000 Exchange Traded*	1	109
U.S. Treasury 10 Year Note 05/22/2020 at USD 200.00, American Style Notional Amount: USD 2,700,000 Exchange Traded*	27	422
U.S. Treasury 30 Year Bond 05/22/2020 at USD 210.00, American Style Notional Amount: USD 400,000 Exchange Traded*	4	1,125
U.S. Treasury 30 Year Bond 05/22/2020 at USD 215.00, American Style Notional Amount: USD 3,400,000 Exchange Traded*	34	7,969
U.S. Treasury 30 Year Bond 05/22/2020 at USD 196.00, American Style Notional Amount: USD 5,400,000 Exchange Traded*	54	32,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury 30 Year Bond 05/22/2020 at USD 270.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	$78

		47,622

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-BTP 05/22/2020 at EUR 106.00, European Style Notional Amount: EUR 3,800,000 Exchange Traded*	38	419
Euro-Bund 05/22/2020 at EUR 155.00, European Style Notional Amount: EUR 1,200,000 Exchange Traded*	12	662
U.S. Treasury 10 Year Note 05/22/2020 at USD 119.50, American Style Notional Amount: USD 3,700,000 Exchange Traded*	37	1,734
U.S. Treasury 10 Year Note 05/22/2020 at USD 118.00, American Style Notional Amount: USD 2,000,000 Exchange Traded*	20	938
U.S. Treasury 10 Year Note 05/22/2020 at USD 117.00, American Style Notional Amount: USD 600,000 Exchange Traded*	6	188
U.S. Treasury 10 Year Note 05/22/2020 at USD 120.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	422
U.S. Treasury 5 Year Note 05/22/2020 at USD 111.50, American Style Notional Amount: USD 2,500,000 Exchange Traded*	25	977
U.S. Treasury 5 Year Note 05/22/2020 at USD 113.25, American Style Notional Amount: USD 6,300,000 Exchange Traded*	63	2,461
U.S. Treasury 5 Year Note 05/22/2020 at USD 113.00, American Style Notional Amount: USD 34,100,000 Exchange Traded*	341	13,320
U.S. Treasury 5 Year Note 05/22/2020 at USD 111.25, American Style Notional Amount: USD 100,000 Exchange Traded*	1	31

		21,152

Total Options Purchased (0.0%) (Cost $32,205)		68,774

Total Investments in Securities (161.2%) (Cost $469,411,291)		476,789,909
Other Assets Less Liabilities (-61.2%)		(181,041,475)

Net Assets (100%)		$295,748,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $67,042,534 or 22.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $948,890.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $12,056,594 or 4.1% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $907,597.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $619,986. This was collateralized by cash of $624,378 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

Euribor — Euro Interbank Offer Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PIK — Payment-in Kind Security

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.9%
Bermuda	0.2
Brazil	0.1
Canada	1.7
Cayman Islands	2.8
Denmark	0.2
European Union	0.0 #
Finland	0.2
France	1.4
Germany	3.5
India	0.2
Ireland	0.4
Israel	0.2
Italy	0.8
Japan	2.4
Netherlands	0.6
Peru	0.2
Qatar	0.8
Saudi Arabia	0.3
Singapore	0.7
Spain	1.1
Sweden	0.5
Switzerland	1.7
United Kingdom	7.1
United States	133.2
Cash and Other	(61.2)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	132	6/2020	EUR	20,586,864	(1,050,067)
Euro-Bund	29	6/2020	EUR	5,517,577	(11,668)
U.S. Treasury 5 Year Note	276	6/2020	USD	34,599,188	1,381,438

					319,703

Short Contracts
Euro-Bobl	(117)	6/2020	EUR	(17,447,404)	93,086
Euro-Schatz	(40)	6/2020	EUR	(4,949,374)	(3,402)
Japan 10 Year Bond	(2)	6/2020	JPY	(2,837,852)	53,012
U.S. Treasury 10 Year Note	(81)	6/2020	USD	(11,233,687)	(307,548)
U.S. Treasury Long Bond	(52)	6/2020	USD	(9,311,250)	(643,167)
3 Month Euro Euribor	(7)	9/2020	EUR	(1,937,795)	5,405
3 Month Euro Euribor	(7)	12/2020	EUR	(1,938,085)	5,017

					(797,597)

					(477,894)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	781,653	BRL	3,436,828	Citibank NA**	4/2/2020	120,228
USD	3,045,651	BRL	13,389,332	Goldman Sachs Bank USA**	4/2/2020	468,847
USD	1,175,279	BRL	5,297,230	HSBC Bank plc**	4/2/2020	155,817
USD	148,000	BRL	685,610	JPMorgan Chase Bank**	4/2/2020	16,053
USD	1,115,474	MXN	25,426,103	HSBC Bank plc	4/13/2020	45,902
USD	317,588	MXN	6,067,000	Citibank NA	4/22/2020	62,675
USD	1,835,932	BRL	8,820,000	Citibank NA**	4/23/2020	140,957
EUR	1,443,000	USD	1,550,668	Bank of America	5/15/2020	43,555
EUR	139,000	USD	150,625	Goldman Sachs Bank USA	5/15/2020	2,942
EUR	1,741,000	USD	1,888,729	HSBC Bank plc	5/15/2020	34,723
GBP	3,813,000	USD	4,657,876	Goldman Sachs Bank USA	5/15/2020	82,494
JPY	648,400,000	USD	5,921,834	Citibank NA	5/15/2020	120,892
USD	2,881,055	AUD	4,354,000	HSBC Bank plc	5/15/2020	202,413
USD	1,431,867	CAD	1,918,451	Citibank NA	5/15/2020	68,026
USD	1,829,600	CAD	2,426,000	Morgan Stanley	5/15/2020	104,939
USD	2,994,332	EUR	2,668,000	Bank of America	5/15/2020	46,732
USD	222,762	EUR	201,000	Barclays Bank plc	5/15/2020	698
USD	441,276	EUR	396,000	HSBC Bank plc	5/15/2020	3,776
USD	8,638,920	GBP	6,695,000	Citibank NA	5/15/2020	315,612
USD	3,068,068	GBP	2,385,000	HSBC Bank plc	5/15/2020	103,006
USD	4,016,244	GBP	3,091,000	JPMorgan Chase Bank	5/15/2020	173,473
USD	729,802	JPY	76,200,000	Bank of America	5/15/2020	19,660
USD	46,637	JPY	5,000,000	HSBC Bank plc	5/15/2020	40

Total unrealized appreciation						2,333,460

BRL	17,745,000	USD	3,830,132	Goldman Sachs Bank USA**	4/2/2020	(415,070)
BRL	5,064,000	USD	1,069,776	Morgan Stanley**	4/2/2020	(95,199)
MXN	32,272,000	USD	1,640,980	Citibank NA	4/22/2020	(285,029)
BRL	3,610,000	USD	715,461	Citibank NA**	4/23/2020	(21,713)
BRL	5,210,000	USD	1,030,520	Goldman Sachs Bank USA**	4/23/2020	(29,294)
BRL	56,450	USD	11,264	HSBC Bank plc**	5/5/2020	(425)
AUD	2,519,000	USD	1,700,690	Bank of America	5/15/2020	(150,965)
AUD	1,841,000	USD	1,192,967	HSBC Bank plc	5/15/2020	(60,357)
CAD	1,764,180	USD	1,315,526	HSBC Bank plc	5/15/2020	(61,357)
EUR	363,000	USD	406,042	Bank of America	5/15/2020	(5,001)
EUR	4,254,000	USD	4,801,626	HSBC Bank plc	5/15/2020	(101,818)
GBP	1,660,000	USD	2,114,182	HSBC Bank plc	5/15/2020	(50,449)
JPY	78,000,000	USD	738,547	Citibank NA	5/15/2020	(11,631)
USD	763,508	EUR	700,000	Bank of America	5/15/2020	(9,850)
USD	145,865	EUR	134,000	Citibank NA	5/15/2020	(2,178)
USD	271,112	EUR	247,000	Goldman Sachs Bank USA	5/15/2020	(1,773)
USD	2,431,296	EUR	2,223,000	JPMorgan Chase Bank	5/15/2020	(24,669)
USD	10,283,160	EUR	9,368,000	Morgan Stanley	5/15/2020	(66,582)
USD	122,681	GBP	104,000	Citibank NA	5/15/2020	(6,613)
USD	278,943	GBP	239,000	Goldman Sachs Bank USA	5/15/2020	(18,185)
USD	34,740	JPY	3,800,000	Barclays Bank plc	5/15/2020	(674)
USD	5,998,367	JPY	662,300,000	Citibank NA	5/15/2020	(173,900)

Total unrealized depreciation						(1,592,732)

Net unrealized appreciation						740,728

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Written Call Options Contracts as of March 31, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD	0.00#	4/15/2020	(3)
Foreign Exchange USD/RUB	Morgan Stanley	1,400,000	USD	(1,400,000)	USD	71.02	5/7/2020	(134,442)

								(134,445)

Written Put Options Contracts as of March 31, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD	0.01	4/15/2020	(14,518)
CDX North American Investment Grade 33-V1	Morgan Stanley	700,000	USD	(700,000)	USD	0.01	6/17/2020	(11,261)

								(25,779)

Total Written Options Contracts (Premiums Received ($16,135))								(160,224)

#	Less than 0.005.

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Italy	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.57	USD	4,100,000	(100,499)	6,799	(93,700)

								(100,499)	6,799	(93,700)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
AT&T, Inc.	1.00	Quarterly	12/20/2020	1.33	USD	500,000	2,715	(3,764)	(1,049)
Boeing Co. (The)	1.00	Quarterly	12/20/2020	4.52	USD	800,000	3,881	(23,676)	(19,795)
General Electric Co.	1.00	Quarterly	12/20/2023	1.95	USD	400,000	(13,433)	167	(13,266)
General Electric Co.	1.00	Quarterly	6/20/2024	2.04	USD	300,000	(2,946)	(9,327)	(12,273)
General Electric Co.	1.00	Quarterly	6/20/2024	2.04	USD	100,000	(1,021)	(3,070)	(4,091)
General Electric Co.	1.00	Quarterly	12/20/2024	2.15	USD	800,000	(12,436)	(27,842)	(40,278)
General Electric Co.	1.00	Quarterly	12/20/2024	2.15	USD	100,000	(1,338)	(3,697)	(5,035)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	3.98	EUR	300,000	696	(38,195)	(37,499)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	3.98	EUR	300,000	557	(38,056)	(37,499)

							(23,325)	(147,460)	(170,785)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2020 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	447	447
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	465	465

						—	912	912

6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	462,700,000	(274,284)	(250,684)	(524,968)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(6,847)	(6,847)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(6,405)	(6,405)

						(274,284)	(263,936)	(538,220)

Total Centrally Cleared Interest rate swap contracts outstanding						(274,284)	(263,024)	(537,308)

(1)	Value of floating rate index at March 31, 2020 was as follows:

Floating Rate Index Value	Value
6 Month LIBOR JPY	(-0.01)%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$26,127,151	$—	$26,127,151
Centrally Cleared Credit Default Swaps	—	167	—	167
Centrally Cleared Interest Rate Swaps	—	912	—	912
Collateralized Mortgage Obligations	—	17,558,824	—	17,558,824
Commercial Mortgage-Backed Securities	—	5,107,508	—	5,107,508
Corporate Bonds
Communication Services	—	5,158,393	—	5,158,393
Consumer Discretionary	—	5,687,925	—	5,687,925
Consumer Staples	—	5,529,064	—	5,529,064
Energy	—	2,848,920	—	2,848,920
Financials	—	55,783,835	—	55,783,835
Health Care	—	4,975,251	—	4,975,251
Industrials	—	6,518,562	—	6,518,562
Information Technology	—	6,145,474	—	6,145,474
Materials	—	1,707,825	—	1,707,825
Real Estate	—	10,525,563	—	10,525,563
Utilities	—	7,940,730	—	7,940,730
Foreign Government Securities	—	10,886,039	—	10,886,039
Forward Currency Contracts	—	2,333,460	—	2,333,460
Futures	1,537,958	—	—	1,537,958
Mortgage-Backed Securities	—	165,931,597	—	165,931,597
Municipal Bond	—	56,897	—	56,897
Options Purchased
Call Options Purchased	47,622	—	—	47,622
Put Options Purchased	21,152	—	—	21,152
OTC Credit Default Swaps	—	6,799	—	6,799
Short-Term Investments
Certificate of Deposit	—	700,027	—	700,027
Repurchase Agreements	—	624,378	—	624,378
U.S. Treasury Obligations	—	136,907,172	—	136,907,172

Total Assets	$1,606,732	$479,062,473	$—	$480,669,205

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(147,627)	$—	$(147,627)
Centrally Cleared Interest Rate Swaps	—	(263,936)	—	(263,936)
Forward Currency Contracts	—	(1,592,732)	—	(1,592,732)
Futures	(2,015,852)	—	—	(2,015,852)
Options Written
Call Options Written	—	(134,445)	—	(134,445)
Put Options Written	—	(25,779)	—	(25,779)

Total Liabilities	$(2,015,852)	$(2,164,519)	$—	$(4,180,371)

Total	$(409,120)	$476,897,954	$—	$476,488,834

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,973,326
Aggregate gross unrealized depreciation	(12,323,223)

Net unrealized appreciation	$6,650,103

Federal income tax cost of investments in securities and derivative instruments, if applicable	$469,440,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.7%)
Ally Master Owner Trust,
Series 2018-3 A
1.025%, 7/15/22(l)	$4,000,000	$3,898,488
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	2,967,000	2,551,700
Arkansas Student Loan Authority,
Series 2010-1 A
2.538%, 11/25/43(l)	791,694	741,195
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN2 A1
3.967%, 3/28/34(e)§	102,655	98,765
CarMax Auto Owner Trust,
Series 2018-2 A2
2.730%, 8/16/21	144,681	144,680
Chase Issuance Trust,
Series 2018-A1 A1
0.905%, 4/17/23(l)	4,200,000	4,145,694
Chesapeake Funding II LLC,
Series 2018-2A A2
1.075%, 8/15/30(l)§	3,217,219	3,154,912
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
1.544%, 4/22/26(l)	3,000,000	2,814,259
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
1.027%, 1/25/37(l)	43,874	30,631
Dell Equipment Finance Trust,
Series 2018-2 A2
3.160%, 2/22/21§	913,507	888,437
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
1.677%, 4/25/39(l)§	659,149	618,353
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	2,000,000	1,919,505
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	872,010	911,422
Ford Credit Auto Lease Trust,
Series 2018-B A2A
2.930%, 4/15/21	384,750	384,750
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
1.105%, 10/15/23(l)	7,000,000	6,931,334
Series 2019-3 A2
1.305%, 9/15/24(l)	2,200,000	1,888,100
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A2
1.830%, 1/17/23	3,000,000	2,952,321
GMF Floorplan Owner Revolving Trust,
Series 2017-2 A2
1.135%, 7/15/22(l)§	11,000,000	10,893,851
Series 2018-3 A
1.025%, 9/15/22(l)§	10,700,000	10,137,833
GSAA Trust,
Series 2007-6 A4
1.247%, 5/25/47(l)	136,865	106,526
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	1,390,253	1,377,281
Marlette Funding Trust,
Series 2019-3A A
2.690%, 9/17/29§	1,235,476	1,166,827
Massachusetts Educational Financing Authority,
Series 2008-1 A1
2.744%, 4/25/38(l)	123,649	116,151
MMAF Equipment Finance LLC,
Series 2018-A A2
2.920%, 7/12/21§	560,513	547,555
Navient Private Education Loan Trust,
Series 2014-CTA A
1.405%, 9/16/24(l)§	27,958	27,958
Series 2015-AA A2A
2.650%, 12/15/28§	443,626	440,365
Navient Private Education Refi Loan Trust,
Series 2018-CA A1
3.010%, 6/16/42§	957,537	957,538
Series 2020-A A1
1.055%, 11/15/68(l)§	3,577,944	3,487,063
Navient Student Loan Trust,
Series 2017-5A A
1.747%, 7/26/66(l)§	3,331,561	3,005,931
Series 2018-4A A1
1.197%, 6/27/67(l)§	1,063,189	1,057,715
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
1.075%, 12/7/20(l)	443,149	440,011
Nelnet Student Loan Trust,
Series 2005-3 A5
1.315%, 12/24/35(l)	3,320,933	3,107,364
Series 2013-5A A
1.577%, 1/25/37(l)§	1,431,925	1,343,516
Series 2016-1A A
1.747%, 9/25/65(l)§	7,128,646	6,780,395
Series 2019-2A A
1.847%, 6/27/67(l)§	1,412,501	1,310,152
Northstar Education Finance, Inc.,
Series 2012-1 A
1.647%, 12/26/31(l)§	737,784	697,763
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	87,806	86,872
PHEAA Student Loan Trust,
Series 2016-2A A
1.897%, 11/25/65(l)§	2,576,682	2,446,176
SBA Tower Trust (REIT),
2.877%, 7/9/21§	1,500,000	1,508,126
SLC Student Loan Trust,
Series 2005-2 A3
0.851%, 3/15/27(l)	447,854	432,126
Series 2005-3 A3
0.861%, 6/15/29(l)	2,074,446	1,959,220
Series 2006-1 A5
0.851%, 3/15/27(l)	2,047,230	1,935,116
Series 2006-2 A5
0.840%, 9/15/26(l)	2,326,359	2,279,832
SLM Student Loan Trust,
Series 2004-10 A7B
2.394%, 10/25/29(l)§	2,000,000	1,920,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-3 A5
1.884%, 10/25/24(l)	$416,141	$416,141
Series 2005-7 A4
1.944%, 10/25/29(l)	1,949,252	1,846,469
Series 2005-8 A4
2.344%, 1/25/28(l)	1,278,523	1,252,953
Series 2008-9 A
3.294%, 4/25/23(l)	1,997,568	1,927,297
Series 2010-1 A
1.347%, 3/25/25(l)	2,616,508	2,376,272
Series 2012-3 A
1.597%, 12/27/38(l)	6,365,662	6,022,218
SMB Private Education Loan Trust,
Series 2015-A A2B
1.705%, 6/15/27(l)§	4,348,906	4,172,550
Series 2015-B A2B
1.905%, 7/15/27(l)§	1,484,290	1,337,208
Series 2016-C A2A
2.340%, 9/15/34§	4,567,556	4,406,820
Series 2018-A A1
1.055%, 3/16/26(l)§	510,231	489,184
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	4,482,528	3,996,898
Series 2017-6 A2
2.820%, 11/25/26§	1,862,714	1,775,538
SoFi Consumer Loan Program Trust,
Series 2019-1 A
3.240%, 2/25/28§	1,773,722	1,766,214
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	168,472	167,308
Series 2016-E A1
1.797%, 7/25/39(l)§	125,387	119,198
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	424,426	415,025
Series 2018-C A1FX
3.080%, 1/25/48§	1,494,951	1,484,649
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§	2,517,183	2,491,971
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.947%, 5/25/58(l)§	1,779,384	1,727,693
Series 2019-HY3 A1A
1.947%, 10/25/59(l)§	1,773,707	1,722,418
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	668	690
Series 2004-20C 1
4.340%, 3/1/24	8,563	8,754
Series 2005-20B 1
4.625%, 2/1/25	10,410	10,797
Series 2008-20G 1
5.870%, 7/1/28	1,096,019	1,197,327
Series 2008-20H 1
6.020%, 8/1/28	838,700	911,041
Volkswagen Auto Lease Trust,
Series 2019-A A2B
1.073%, 3/21/22(l)	7,000,000	6,867,745

Total Asset-Backed Securities		142,554,266

Collateralized Mortgage Obligations (15.9%)
Alternative Loan Trust,
Series 2005-61 2A1
1.227%, 12/25/35(l)	7,693	6,549
Series 2005-62 2A1
2.966%, 12/25/35(l)	42,438	35,536
Series 2006-OA22 A1
1.107%, 2/25/47(l)	181,413	144,811
Series 2007-OA7 A1A
1.127%, 5/25/47(l)	43,284	33,801
American Home Mortgage Assets Trust,
Series 2006-1 2A1
1.137%, 5/25/46(l)	2,335,105	1,743,253
BCAP LLC Trust,
Series 2006-AA2 A1
1.117%, 1/25/37(l)	222,184	199,406
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
1.387%, 4/25/35(l)	186,832	184,814
Series 2005-7 22A1
3.958%, 9/25/35(l)	484,838	354,585
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.756%, 2/25/33(l)	1,872	1,483
Series 2003-3 3A2
4.293%, 5/25/33(l)	11,802	10,657
Series 2003-8 2A1
4.103%, 1/25/34(l)	1,154	1,102
Series 2003-8 4A1
4.263%, 1/25/34(l)	4,885	4,542
Series 2004-10 15A1
4.301%, 1/25/35(l)	26,031	22,016
Series 2004-10 21A1
4.192%, 1/25/35(l)	330,528	287,032
Series 2007-3 1A1
4.093%, 5/25/47(l)	1,251,632	1,082,707
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.785%, 8/25/34(l)	45,129	41,045
Series 2005-25 A11
5.500%, 11/25/35	119,225	94,940
Series 2005-3 1A2
1.527%, 4/25/35(l)	73,301	58,132
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
4.810%, 5/25/35(l)	3,920	3,656
Series 2005-11 A2A
4.380%, 10/25/35(l)	65,192	58,015
Series 2005-12 2A1
1.747%, 8/25/35(l)§	229,408	194,343
Series 2019-B A1
3.258%, 4/25/66(l)§	1,127,272	1,111,314
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
3.840%, 9/25/35(l)	5,290	5,015
Series 2005-6 A2
4.550%, 9/25/35(l)	20,374	18,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
2.383%, 3/25/32(l)§	$433	$360
CSMC Trust,
Series 2019-RP10 A1
3.318%, 12/26/59(l)§	992,201	1,012,933
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/33	3,887	3,872
Series 2005-AR2 7A1
3.520%, 10/25/35(l)	21,150	18,345
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
1.047%, 10/25/36(l)	773	523
FHLMC,
Series 2142 Z
6.500%, 4/15/29	2,808	3,094
Series 2411 FJ
1.055%, 12/15/29(l)	581	577
Series 3017 CF
1.005%, 8/15/25(l)	177,782	177,244
Series 3222 FN
1.105%, 9/15/36(l)	14,069	13,962
Series 3241 FM
1.085%, 11/15/36(l)	9,077	9,003
Series 3245 NF
1.185%, 11/15/36(l)	301,268	299,112
Series 328 F4
2.005%, 2/15/38 STRIPS(l)	1,431,163	1,423,794
Series 330 F4
2.005%, 10/15/37 STRIPS(l)	4,346,804	4,281,809
Series 343 F4
2.005%, 10/15/37 STRIPS(l)	1,450,881	1,446,721
Series 3807 FM
1.205%, 2/15/41(l)	323,004	324,890
Series 3850 FC
1.125%, 4/15/41(l)	259,519	258,080
Series 3898 TF
1.205%, 7/15/39(l)	31,865	31,674
Series 3927 FH
1.155%, 9/15/41(l)	356,517	354,161
Series 4283 JF
1.105%, 12/15/43(l)	2,833,625	2,799,932
Series 4367 GF
2.005%, 3/15/37(l)	3,154,793	3,136,586
Series 4615 AF
2.005%, 10/15/38(l)	1,151,912	1,151,510
Series 4678 AF
2.055%, 12/15/42(l)	4,911,715	4,882,865
Series 4774 BF
1.005%, 2/15/48(l)	5,770,929	5,686,320
Series 4779 WF
2.005%, 7/15/44(l)	5,555,415	5,524,269
Series 4875 F
1.155%, 4/15/49(l)	3,310,796	3,278,753
Series 4906 WF
2.055%, 12/15/38(l)	2,390,284	2,384,752
Series 4913 FC
2.075%, 6/15/44(l)	3,936,645	3,927,483
Series 4948 E
2.500%, 10/25/48	12,683,589	13,010,997
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,922	3,601
Series T-62 1A1
3.166%, 10/25/44(l)	208,499	205,129
Series T-63 1A1
3.189%, 2/25/45(l)	264,433	258,647
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.776%, 6/25/34(l)	33,086	29,944
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
4.622%, 8/25/35(l)	39,609	30,034
FNMA,
Series 2003-W8 3F2
1.297%, 5/25/42(l)	12,787	12,696
Series 2005-38 F
1.247%, 5/25/35(l)	24,820	24,454
Series 2006-118 A2
1.687%, 12/25/36(l)	96,781	95,811
Series 2006-5 3A2
3.958%, 5/25/35(l)	43,847	45,790
Series 2007-109 GF
1.627%, 12/25/37(l)	720,297	721,216
Series 2007-84 FN
1.447%, 8/25/37(l)	291,834	290,151
Series 2010-74 AF
1.487%, 7/25/37(l)	228,191	226,660
Series 2014-42 FA
2.055%, 7/25/44(l)	1,297,399	1,295,110
Series 2014-84 BF
2.005%, 12/25/44(l)	2,587,017	2,563,061
Series 2015-64 KF
2.005%, 9/25/45(l)	5,032,407	5,015,526
Series 2016-11 AF
2.155%, 3/25/46(l)	3,649,682	3,645,501
Series 2016-40 PF
2.105%, 7/25/46(l)	3,388,115	3,388,231
Series 2016-84 DF
2.075%, 11/25/46(l)	1,073,670	1,072,358
Series 2016-97 CF
2.075%, 12/25/56(l)	2,155,756	2,152,067
Series 2017-108 AF
1.247%, 1/25/48(l)	1,954,179	1,923,799
Series 2019-41 F
1.447%, 8/25/59(l)	8,733,951	8,655,897
Series 2019-41 FD
1.447%, 8/25/59(l)	1,737,499	1,731,986
Series 2019-53 FA
2.055%, 9/25/49(l)	5,313,286	5,307,851
Series 2019-60 WF
2.055%, 10/25/59(l)	2,571,274	2,526,021
GNMA,
Series 2012-H08 FC
2.232%, 4/20/62(l)	1,877,209	1,860,763
Series 2012-H11 FA
2.362%, 2/20/62(l)	5,324,106	5,293,652
Series 2012-H12 FA
2.212%, 4/20/62(l)	2,460,586	2,439,582
Series 2012-H12 FB
2.712%, 2/20/62(l)	2,382,920	2,386,986
Series 2013-H13 FT
1.950%, 5/20/63(l)	1,136,520	1,127,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-H04 FA
2.312%, 12/20/64(l)	$1,699,476	$1,673,024
Series 2015-H32 FA
2.412%, 12/20/65(l)	3,700,086	3,652,044
Series 2016-H14 FA
2.462%, 6/20/66(l)	3,371,375	3,334,015
Series 2016-H17 FK
2.512%, 7/20/66(l)	839,499	831,747
Series 2016-H20 PT
4.943%, 9/20/66(l)	3,370,825	3,650,462
Series 2017-H07 FG
2.122%, 2/20/67(l)	9,350,834	9,233,431
Series 2017-H12 FE
1.862%, 6/20/66(l)	242,460	241,157
Series 2018-H18 FC
2.012%, 8/20/65(l)	4,466,876	4,398,758
Series 2019-54 KF
2.001%, 5/20/44(l)	5,719,434	5,713,479
Series 2019-90 F
1.223%, 7/20/49(l)	4,660,038	4,629,928
Series 2020-11 LF
1.223%, 1/20/50(l)	9,965,665	9,890,505
Series 2020-17 EU
2.500%, 10/20/49	7,450,724	7,674,142
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
1.487%, 11/25/45(l)	14,692	10,718
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.100%, 9/25/35(l)	17,389	16,277
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
1.190%, 5/19/35(l)	8,406	7,752
Series 2006-1 2A1A
1.230%, 3/19/36(l)	62,266	49,557
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.854%, 12/25/34(l)	37,070	32,145
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	856,079	754,212
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.684%, 11/21/34(l)	17,952	16,937
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	353,493	363,031
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.405%, 11/15/31(l)	11,199	10,320
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
1.197%, 11/25/35(l)	28,478	22,905
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
1.145%, 12/15/30(l)	4,195	3,847
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
1.576%, 12/8/20(l)	3,538,324	3,538,314
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	8,235,623	8,202,263
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	7,468,857	7,488,086
RALI Trust,
Series 2005-QO1 A1
1.247%, 8/25/35(l)	14,606	11,365
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.287%, 6/25/35(l)§	15,795	14,054
Securitized Asset Sales, Inc.,
Series 1993-6 A5
3.987%, 11/26/23(l)	416	368
Sequoia Mortgage Trust,
Series 10 2A1
1.533%, 10/20/27(l)	992	885
Series 2003-4 2A1
1.123%, 7/20/33(l)	568,317	478,422
Series 2005-2 A2
1.965%, 3/20/35(l)	369,663	323,749
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.871%, 2/25/34(l)	21,738	19,539
Series 2004-19 2A1
3.366%, 1/25/35(l)	11,750	9,548
Series 2005-17 3A1
3.982%, 8/25/35(l)	44,774	38,178
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.410%, 10/19/34(l)	20,676	18,526
Series 2005-AR5 A1
1.000%, 7/19/35(l)	41,518	34,190
Series 2005-AR5 A2
1.000%, 7/19/35(l)	47,348	40,767
Series 2006-AR4 2A1
1.137%, 6/25/36(l)	16,664	15,586
Series 2006-AR5 1A1
1.157%, 5/25/36(l)	559,292	457,767
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.166%, 11/25/42(l)	2,285	1,931
Series 2002-AR2 A
2.234%, 2/27/34(l)	1,432	1,273
Series 2003-AR1 A5
3.533%, 3/25/33(l)	191,074	169,677
Series 2004-AR1 A
3.838%, 3/25/34(l)	286,749	258,842
Series 2005-AR13 A1A1
1.237%, 10/25/45(l)	51,394	46,638
Series 2005-AR15 A1A1
1.207%, 11/25/45(l)	15,058	13,768
Series 2006-AR15 2A
2.484%, 11/25/46(l)	15,123	12,436
Series 2006-AR3 A1A
2.966%, 2/25/46(l)	24,537	21,133
Series 2006-AR7 3A
2.484%, 7/25/46(l)	82,950	64,658

Total Collateralized Mortgage Obligations		192,963,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (4.4%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
1.585%, 9/15/34(l)§	$1,000,000	$937,486
AREIT Trust,
Series 2018-CRE2 A
1.685%, 11/14/35(l)§	2,430,101	2,245,989
Series 2019-CRE3 A
1.725%, 9/14/36(l)§	2,000,000	1,717,805
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
1.905%, 3/15/34(l)§	1,300,000	1,160,359
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.755%, 9/15/36(l)§	1,887,940	1,755,767
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 AJ
5.589%, 12/11/40(l)	589,261	593,324
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	1,373,798	1,349,506
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,631,249
CSMC Trust,
Series 2017-CHOP A
1.455%, 7/15/32(l)§	8,000,000	7,215,411
Series 2017-HD A
1.655%, 2/15/31(l)§	5,000,000	4,544,635
DBCG Mortgage Trust,
Series 2017-BBG A
1.405%, 6/15/34(l)§	5,000,000	4,726,082
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	3,108,562	3,156,675
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF49 A
1.855%, 6/25/25(l)	1,044,678	1,033,767
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
1.405%, 7/15/32(l)§	2,000,000	1,878,541
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
2.155%, 12/15/31(l)§	1,000,000	989,191
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,809,014
Morgan Stanley Capital I Trust,
Series 2007-T27 B
5.945%, 6/11/42(l)§	600,000	579,649
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
1.455%, 2/15/33(l)§	1,000,000	901,651
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	5,000,000	4,632,741
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	996,971
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL
2.250%, 6/15/44(l)§	3,673,352	3,651,878
Series 2014-C21 ASBF
1.360%, 8/15/47(l)§	1,549,705	1,511,037

Total Commercial Mortgage-Backed Securities		54,018,728

Corporate Bonds (47.9%)
Communication Services (3.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.330%, 6/1/21(k)	1,600,000	1,556,946
(ICE LIBOR USD 3 Month + 0.95%), 2.781%, 7/15/21(k)	6,005,000	5,863,058
(ICE LIBOR USD 3 Month + 0.89%), 2.594%, 2/15/23(k)	4,400,000	4,364,966
(ICE LIBOR USD 3 Month + 1.18%), 1.964%, 6/12/24(k)	2,800,000	2,598,810
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.740%, 3/16/22(k)	9,300,000	8,980,015

		23,363,795

Media (1.5%)
Charter Communications Operating LLC
3.579%, 7/23/20	8,400,000	8,332,632
4.464%, 7/23/22	1,000,000	1,035,000
(ICE LIBOR USD 3 Month + 1.65%), 3.413%, 2/1/24(k)	5,800,000	5,767,375
Discovery Communications LLC
2.800%, 6/15/20	2,600,000	2,593,882

		17,728,889

Total Communication Services		41,092,684

Consumer Discretionary (7.4%)
Automobiles (6.4%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 2.258%, 4/12/21(k)§	900,000	867,266
(ICE LIBOR USD 3 Month + 0.50%), 2.207%, 8/13/21(k)§	4,000,000	3,840,491
(ICE LIBOR USD 3 Month + 0.64%), 2.540%, 4/6/22(k)§	1,000,000	954,344
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 2.411%, 11/5/21(k)§	8,500,000	8,095,584
(ICE LIBOR USD 3 Month + 0.90%), 2.592%, 2/15/22(k)§	3,000,000	2,783,467
(ICE LIBOR USD 3 Month + 0.88%), 2.563%, 2/22/22(k)§	12,200,000	11,577,686
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.542%, 8/7/20(k)	7,285,000	7,200,275
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.80%), 2.708%, 4/3/20(k)(m)	492,000	492,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.80%), 1.689%, 9/18/20(k)§	$2,400,000	$2,378,731
2.750%, 9/18/20§	2,121,000	2,125,878
3.000%, 10/30/20§	3,164,000	3,135,326
3.450%, 3/12/21(x)§	1,993,000	1,984,281
3.000%, 3/18/21§	1,708,000	1,706,641
2.450%, 6/15/21(m)(x)	559,000	548,693
(ICE LIBOR USD 3 Month + 0.94%), 2.812%, 7/8/21(k)(m)	1,000,000	984,391
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.738%, 1/13/22(k)(x)§	15,300,000	15,140,908
(ICE LIBOR USD 3 Month + 0.69%), 2.065%, 9/28/22(k)§	1,500,000	1,327,021
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.477%, 11/13/20(k)§	10,400,000	10,275,031
3.875%, 11/13/20§	1,000,000	1,002,895
(ICE LIBOR USD 3 Month + 0.86%), 2.064%, 9/24/21(k)§	2,000,000	1,877,092

		78,298,001

Hotels, Restaurants & Leisure (0.5%)
Las Vegas Sands Corp.
3.200%, 8/8/24	2,000,000	1,637,786
2.900%, 6/25/25	1,000,000	789,885
Marriott International, Inc.
Series Y
(ICE LIBOR USD 3 Month + 0.60%), 2.180%, 12/1/20(k)	3,500,000	3,278,569

		5,706,240

Household Durables (0.5%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,345,834
4.375%, 9/15/22	2,500,000	2,738,850

		6,084,684

Total Consumer Discretionary		90,088,925

Consumer Staples (2.9%)
Beverages (0.8%)
Anheuser-Busch North American Holding Corp.
3.750%, 1/15/22§	8,000,000	8,279,130
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 2.392%, 11/15/21(k)	900,000	849,472

		9,128,602

Food Products (1.0%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.378%, 10/9/20(k)	3,900,000	3,845,697
3.800%, 10/22/21	1,000,000	1,006,491
General Mills, Inc.
6.610%, 10/15/20	1,400,000	1,436,807
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.57%), 2.304%, 2/10/21(k)	2,300,000	2,178,954
(ICE LIBOR USD 3 Month + 0.82%), 2.554%, 8/10/22(k)	4,110,000	3,832,658

		12,300,607

Tobacco (1.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.294%, 8/14/20(k)	3,000,000	2,948,378
(ICE LIBOR USD 3 Month + 0.88%), 2.572%, 8/15/22(k)	9,900,000	9,206,807
Reynolds American, Inc.
3.250%, 6/12/20	1,453,000	1,448,641

		13,603,826

Total Consumer Staples		35,033,035

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 1.702%, 9/19/22(k)	1,000,000	959,984
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 3.142%, 8/15/22(k)	13,300,000	8,811,250
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	6,000,000	5,956,996
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.014%, 6/5/20(k)	1,000,000	997,612

		16,725,842

Total Energy		16,725,842

Financials (19.7%)
Banks (7.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.559%, 10/1/21(k)	10,000,000	9,603,525
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 2.295%, 5/20/22(k)	10,300,000	9,852,351
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 2.603%, 6/1/24(k)	3,000,000	2,718,399
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.68%), 2.260%, 6/1/21(k)	2,135,000	2,110,775
(ICE LIBOR USD 3 Month + 1.23%), 3.031%, 10/24/23(k)(x)	7,300,000	7,001,266
MUFG Union Bank NA
(SOFR + 0.71%), 1.812%, 12/9/22(k)	7,900,000	7,493,984
2.100%, 12/9/22	6,500,000	6,420,097
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.45%), 2.252%, 7/22/22(k)	13,000,000	12,584,136
(ICE LIBOR USD 3 Month + 0.33%), 2.004%, 2/24/23(k)	5,000,000	4,712,500
Santander Holdings USA, Inc.
4.450%, 12/3/21	9,000,000	8,877,702
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 2.661%, 2/11/22(k)	2,200,000	2,154,869
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.62%), 2.258%, 5/27/22(k)	4,100,000	4,044,493
(ICE LIBOR USD 3 Month + 0.66%), 1.659%, 9/9/22(k)	8,500,000	8,179,294

		85,753,391

Capital Markets (2.6%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,514,810
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 2.862%, 11/15/21(k)	13,910,000	13,714,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.93%), 2.732%, 7/22/22(k)	$2,000,000	$1,943,099
(SOFR + 0.70%), 2.243%, 1/20/23(k)	6,800,000	6,329,828
(ICE LIBOR USD 3 Month + 1.40%), 3.201%, 10/24/23(k)	2,000,000	1,929,077
(ICE LIBOR USD 3 Month + 1.22%), 2.954%, 5/8/24(k)	2,800,000	2,675,745
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,795,340

		31,902,299

Consumer Finance (5.7%)
Ally Financial, Inc.
7.500%, 9/15/20	2,640,000	2,661,393
4.125%, 2/13/22	1,000,000	970,456
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 2.315%, 5/20/22(k)	21,000,000	20,219,728
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 1.186%, 12/10/21(k)(x)	2,000,000	1,917,420
(ICE LIBOR USD 3 Month + 0.45%), 2.142%, 2/15/22(k)	5,000,000	4,820,172
(ICE LIBOR USD 3 Month + 0.54%), 1.807%, 6/27/22(k)	3,200,000	3,038,813
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 1.279%, 9/7/21(k)	2,000,000	1,955,735
Series I 2.650%, 5/17/21	6,000,000	6,054,055
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 2.55%), 4.424%, 1/7/21(k)	11,800,000	11,180,500
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 2.728%, 4/9/21(k)	1,000,000	966,880
(ICE LIBOR USD 3 Month + 1.10%), 2.837%, 11/6/21(k)	6,000,000	5,500,215
(ICE LIBOR USD 3 Month + 1.55%), 3.388%, 1/14/22(k)	800,000	664,000
Harley-Davidson Financial Services, Inc.
2.400%, 6/15/20§	4,176,000	4,165,195
(ICE LIBOR USD 3 Month + 0.94%), 2.520%, 3/2/21(k)§	2,500,000	2,491,562
3.550%, 5/21/21§	1,000,000	1,007,050
John Deere Capital Corp.
3.125%, 9/10/21	1,300,000	1,319,421

		68,932,595

Diversified Financial Services (0.5%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 1.676%, 6/25/21(k)§	3,500,000	3,429,662
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 1.750%, 6/30/21(k)(x)	2,100,000	2,068,354
Synchrony Bank
3.650%, 5/24/21	538,000	531,601

		6,029,617

Insurance (3.8%)
AEGON Funding Co. LLC
5.750%, 12/15/20	3,000,000	3,090,830
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 2.482%, 3/26/21(k)(x)	517,000	517,000
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 2.959%, 4/20/20(k)§	5,400,000	5,404,248
(ICE LIBOR USD 3 Month + 1.23%), 3.138%, 7/1/22(k)§	9,200,000	9,226,976
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 1.248%, 6/11/21(k)§	13,000,000	12,487,327
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 2.575%, 12/29/21(k)	1,800,000	1,768,253
Metropolitan Life Global Funding I
(SOFR + 0.57%), 0.580%, 9/7/20(k)§	1,000,000	989,356
(SOFR + 0.57%), 2.110%, 1/13/23(k)§	2,000,000	1,748,110
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 2.288%, 7/12/22(k)§	1,500,000	1,448,656
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 1.895%, 6/28/21(k)§	5,000,000	4,839,687
Reliance Standard Life Global Funding II
3.050%, 1/20/21§	5,000,000	4,999,435

		46,519,878

Total Financials		239,137,780

Health Care (3.7%)
Biotechnology (0.6%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 2.153%, 11/19/21(k)§	3,500,000	3,378,237
(ICE LIBOR USD 3 Month + 0.65%), 2.346%, 11/21/22(k)§	4,000,000	3,742,124

		7,120,361

Health Care Equipment & Supplies (0.7%)
Becton Dickinson and Co.
2.404%, 6/5/20	3,000,000	2,979,450
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	5,000,000	4,999,986
(ICE LIBOR USD 3 Month + 0.75%), 1.802%, 3/19/21(k)	1,200,000	1,125,826

		9,105,262

Health Care Providers & Services (1.2%)
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.65%), 1.493%, 9/17/21(k)	7,000,000	6,718,739
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.719%, 3/9/21(k)	5,500,000	5,382,846
Fresenius Medical Care US Finance II, Inc.
4.125%, 10/15/20§	1,880,000	1,867,592

		13,969,177

Pharmaceuticals (1.2%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 1.846%, 6/25/21(k)§	4,780,000	4,651,808
3.500%, 6/25/21§	2,000,000	2,009,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 2.072%, 5/16/22(k)§	$6,000,000	$5,856,821
Pfizer, Inc.
1.950%, 6/3/21	700,000	705,465
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.135%, 8/20/21(k)	1,500,000	1,465,312

		14,688,914

Total Health Care		44,883,714

Industrials (2.6%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.284%, 11/10/20(k)	2,100,000	2,104,096

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	2,000,000	1,910,000

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,116,799

Machinery (0.5%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,004,418
Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 2.088%, 4/5/23(k)§	3,400,000	3,224,288
Westinghouse Air Brake Technologies Corp.
(ICE LIBOR USD 3 Month + 1.30%), 2.041%, 9/15/21(k)	1,900,000	1,844,167

		6,072,873

Professional Services (0.2%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 2.562%, 8/15/21(k)	2,100,000	2,112,108

Road & Rail (0.3%)
ERAC USA Finance LLC
5.250%, 10/1/20§	2,000,000	2,018,099
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	1,500,000	1,503,692

		3,521,791

Trading Companies & Distributors (1.2%)
Air Lease Corp.
2.250%, 1/15/23	800,000	677,241
Aviation Capital Group LLC
7.125%, 10/15/20§	1,000,000	988,670
6.750%, 4/6/21§	2,500,000	2,487,834
(ICE LIBOR USD 3 Month + 0.95%), 2.530%, 6/1/21(k)§	3,170,000	3,072,919
(ICE LIBOR USD 3 Month + 0.67%), 2.440%, 7/30/21(k)§	700,000	694,175
2.875%, 1/20/22§	3,400,000	3,120,581
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.461%, 11/5/21(k)	200,000	199,629
International Lease Finance Corp.
8.250%, 12/15/20	2,250,000	2,289,416
4.625%, 4/15/21	275,000	271,990
8.625%, 1/15/22	1,168,000	1,137,855

		14,940,310

Total Industrials		31,777,977

Information Technology (2.3%)
Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp.
2.200%, 1/15/21	2,400,000	2,354,852
Broadcom, Inc.
3.125%, 4/15/21§	500,000	497,264
QUALCOMM, Inc.
2.250%, 5/20/20	5,100,000	5,100,485

		7,952,601

Software (0.9%)
VMware, Inc.
2.300%, 8/21/20	10,621,000	10,584,385

Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC
4.420%, 6/15/21§	8,850,000	8,898,760

Total Information Technology		27,435,746

Materials (0.3%)
Construction Materials (0.3%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.333%, 5/22/20(k)	2,000,000	1,998,268
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.60%), 1.341%, 6/15/20(k)	1,000,000	991,126
(ICE LIBOR USD 3 Month + 0.65%), 2.230%, 3/1/21(k)	1,000,000	968,660

		3,958,054

Total Materials		3,958,054

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
2.800%, 6/1/20	6,000,000	5,990,946
3.375%, 5/15/24	800,000	798,851
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 2.261%, 1/15/21(k)	1,300,000	1,282,583
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 2.813%, 2/1/22(k)	2,400,000	2,362,272
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,605,665
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 2.672%, 8/16/21(k)	1,000,000	985,946

		13,026,263

Total Real Estate		13,026,263

Utilities (3.1%)
Electric Utilities (2.3%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.204%, 5/14/21(k)(x)§	5,800,000	5,739,422
(ICE LIBOR USD 3 Month + 0.65%), 1.418%, 3/11/22(k)	300,000	294,788
Duquesne Light Holdings, Inc.
5.900%, 12/1/21§	600,000	639,500
IPALCO Enterprises, Inc.
3.450%, 7/15/20	2,000,000	2,004,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Kentucky Utilities Co.
3.250%, 11/1/20	$5,000,000	$4,991,870
NextEra Energy Capital Holdings, Inc.
Series H 3.342%, 9/1/20	3,825,000	3,835,967
Pennsylvania Electric Co.
5.200%, 4/1/20	2,700,000	2,699,993
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,982,670

		28,188,674

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 1.666%, 12/20/20(k)§	1,400,000	1,381,586

Multi-Utilities (0.7%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 1.616%, 6/25/21(k)	3,600,000	3,496,426
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.190%, 3/15/21(k)	6,100,000	5,232,365

		8,728,791

Total Utilities		38,299,051

Total Corporate Bonds		581,459,071

Mortgage-Backed Securities (2.3%)
FHLMC
3.990%, 11/1/23(l)	1,306	1,335
3.935%, 1/1/34(l)	5,971	6,216
3.640%, 10/1/35(l)	6,154	6,380
3.801%, 11/1/35(l)	7,894	8,184
3.654%, 7/1/36(l)	220,537	226,581
3.806%, 9/1/36(l)	169,170	173,486
3.875%, 10/1/36(l)	107,203	110,516
FNMA
4.343%, 11/1/34(l)	116,172	120,931
3.407%, 1/1/35(l)	3,680	3,793
4.445%, 7/1/35(l)	23,508	24,165
3.586%, 12/1/35(l)	24,046	24,864
4.270%, 1/1/36(l)	26,087	27,198
3.420%, 3/1/36(l)	11,627	11,979
3.889%, 3/1/36(l)	36,515	37,997
3.166%, 3/1/44(l)	118,826	120,663
3.166%, 7/1/44(l)	1,473	1,496
3.166%, 10/1/44(l)	8,642	8,776
FNMA UMBS
4.000%, 7/1/48	2,019,234	2,155,392
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/50 TBA	23,100,000	24,648,421

Total Mortgage-Backed Securities		27,718,373

Municipal Bonds (1.9%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	2,100,000	2,117,220
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 2.295%, 4/1/47(k)	7,000,000	7,053,760
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 1.756%, 11/1/28(k)	10,000,000	10,002,400
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	770,000	745,214
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 1.720%, 1/1/42(k)	3,000,000	3,011,910

Total Municipal Bonds		22,930,504

U.S. Government Agency Securities (8.1%)
FHLB
1.700%, 8/25/21	5,400,000	5,404,714
2.000%, 2/20/25	20,000,000	20,020,564
FHLMC
2.100%, 1/17/25	13,000,000	13,006,842
1.970%, 2/6/25	18,000,000	18,015,324
1.500%, 3/26/25	12,000,000	11,997,872
1.500%, 4/3/25	30,000,000	29,946,333

Total U.S. Government Agency Securities		98,391,649

U.S. Treasury Obligations (7.4%)
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS#(w)	3,485,312	3,509,778
0.375%, 7/15/25 TIPS	14,653,070	14,926,444
0.625%, 1/15/26 TIPS#	4,538,142	4,681,481
0.750%, 7/15/28 TIPS	48,199,599	51,485,611
U.S. Treasury Notes
0.375%, 3/31/22	8,700,000	8,725,480
1.500%, 2/15/30	6,800,000	7,318,745

Total U.S. Treasury Obligations		90,647,539

Total Long-Term Debt Securities (99.6%)
(Cost $1,239,637,433)		1,210,683,795

SHORT-TERM INVESTMENTS:
Commercial Paper (4.9%)
American Electric Power Co., Inc.
2.75%, 4/6/20(n)(p)§	7,000,000	6,996,799
Archer-Daniels-Midland Co.
0.80%, 4/7/20(n)(p)§	2,700,000	2,699,580
Aviation Capital Group LLC
0.26%, 4/1/20(n)(p)§	2,300,000	2,299,983
Broadcom, Inc.
2.68%, 4/2/20(n)(p)§	4,600,000	4,599,316
Campbell Soup Co.
1.96%, 4/6/20(n)(p)§	3,200,000	3,198,957
Chevron Corp.
1.02%, 4/6/20(n)(p)§	4,600,000	4,599,218
Coca-Cola Co. (The)
1.58%, 7/7/20(n)(p)	250,000	248,927
Entergy Corp.
1.70%, 5/19/20(n)(p)§	4,718,000	4,707,128
John Deere Capital Corp.
1.22%, 5/19/20(n)(p)	3,200,000	3,194,686
Keurig Dr Pepper, Inc.
3.14%, 4/13/20(n)(p)§	6,000,000	5,993,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
3.26%, 4/29/20(n)(p)	$12,500,000	$12,467,284
PepsiCo, Inc.
1.22%, 5/18/20(n)(p)§	4,600,000	4,592,529
Walt Disney Co. (The)
1.21%, 4/28/20(n)(p)	1,700,000	1,698,406
1.21%, 4/29/20(n)(p)	2,800,000	2,797,275

Total Commercial Paper		60,093,289

Repurchase Agreements (0.5%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $3,000,002, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $3,060,000.(xx)	3,000,000	3,000,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $539,973, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $550,772.(xx)	539,973	539,973
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,000,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $1,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,539,973

Total Short-Term Investments (5.4%)
(Cost $65,643,551)		65,633,262

Total Investments in Securities (105.0%)
(Cost $1,305,280,984)		1,276,317,057
Other Assets Less Liabilities (-5.0%)		(61,304,488)

Net Assets (100%)		$1,215,012,569

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,223,610.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $368,534,189 or 30.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $2,025,084 or 0.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $503,369.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $5,449,262. This was collateralized by cash of $5,539,973 which was subsequently invested in joint repurchase agreements.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	447	6/2020	USD	98,511,118	1,618,418

					1,618,418

Short Contracts
U.S. Treasury 5 Year Note	(565)	6/2020	USD	(70,828,047)	(2,600,617)
U.S. Treasury 10 Year Note	(355)	6/2020	USD	(49,234,063)	(2,019,542)
U.S. Treasury 10 Year Ultra Note	(255)	6/2020	USD	(39,787,969)	(2,252,173)

					(6,872,332)

					(5,253,914)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$142,554,266	$—	$142,554,266
Collateralized Mortgage Obligations	—	192,963,665	—	192,963,665
Commercial Mortgage-Backed Securities	—	54,018,728	—	54,018,728
Corporate Bonds
Communication Services	—	41,092,684	—	41,092,684
Consumer Discretionary	—	90,088,925	—	90,088,925
Consumer Staples	—	35,033,035	—	35,033,035
Energy	—	16,725,842	—	16,725,842
Financials	—	239,137,780	—	239,137,780
Health Care	—	44,883,714	—	44,883,714
Industrials	—	31,777,977	—	31,777,977
Information Technology	—	27,435,746	—	27,435,746
Materials	—	3,958,054	—	3,958,054
Real Estate	—	13,026,263	—	13,026,263
Utilities	—	38,299,051	—	38,299,051
Futures	1,618,418	—	—	1,618,418
Mortgage-Backed Securities	—	27,718,373	—	27,718,373
Municipal Bonds	—	22,930,504	—	22,930,504
Short-Term Investments
Commercial Paper	—	60,093,289	—	60,093,289
Repurchase Agreements	—	5,539,973	—	5,539,973
U.S. Government Agency Securities	—	98,391,649	—	98,391,649
U.S. Treasury Obligations	—	90,647,539	—	90,647,539

Total Assets	$1,618,418	$1,276,317,057	$—	$1,277,935,475

Liabilities:
Futures	$(6,872,332)	$—	$—	$(6,872,332)

Total Liabilities	$(6,872,332)	$—	$—	$(6,872,332)

Total	$(5,253,914)	$1,276,317,057	$—	$1,271,063,143

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,761,794
Aggregate gross unrealized depreciation	(40,514,417)

Net unrealized depreciation	$(35,752,623)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,306,815,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§		$49,295	$52,693
Ally Master Owner Trust,
Series 2018-3 A
1.025%, 7/15/22(l)		700,000	682,236
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A2A
1.100%, 3/20/23		605,000	598,787
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A
2.990%, 6/20/22§		207,000	200,473
Series 2018-2A A
4.000%, 3/20/25§		365,000	357,030
B&M CLO Ltd.,
Series 2014-1A A1R
2.573%, 4/16/26(l)§		210,305	207,472
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	586,200
CIFC Funding Ltd.,
Series 2015-5A A1R
2.654%, 10/25/27(l)§		1,000,000	955,058
CLNC Ltd.,
Series 2019-FL1 A
2.000%, 8/20/35(l)§		800,000	703,420
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§		30,331	29,154
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		273,522	266,024
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.993%, 1/16/26(l)§		144,851	143,048
CVS Pass-Through Trust,
5.789%, 1/10/26§		204,203	225,828
Dorchester Park CLO DAC,
Series 2015-1A AR
2.719%, 4/20/28(l)§		800,000	779,155
Dryden 78 CLO Ltd.,
Series 2020-78A C
3.217%, 4/17/33(l)§		250,000	159,500
Elevation CLO 2020-11 Ltd.,
Series 2020-11A C
3.523%, 4/15/33(l)§		250,000	172,449
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,130,489
Evans Grove CLO Ltd.,
Series 2018-1A A1
2.533%, 5/28/28(l)§		$800,000	774,080
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§		1,000,000	940,571
Exeter Automobile Receivables Trust,
Series 2019-2A A
2.930%, 7/15/22§		107,077	106,260
Series 2019-3A B
2.580%, 8/15/23§		350,000	346,604
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§		245,000	239,978
Flagship Credit Auto Trust,
Series 2016-4 D
3.890%, 11/15/22§		170,000	171,091
Series 2017-4 A
2.070%, 4/15/22§		14,716	14,485
Series 2019-4 B
2.530%, 11/17/25§		390,000	384,508
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1 A1
2.070%, 5/15/22		400,000	396,284
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
1.085%, 3/15/23(l)§		1,000,000	982,222
Hertz Vehicle Financing II LP,
Series 2017-1A A
2.960%, 10/25/21§		420,000	414,450
Series 2019-1A A
3.710%, 3/25/23§		310,000	316,541
Series 2019-2A A
3.420%, 5/25/25§		330,000	306,727
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.521%, 7/15/26(l)§		171,889	168,882
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.686%, 1/17/28(l)§		1,000,000	940,281
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.835%, 5/15/28(l)§		800,000	765,153
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
2.731%, 4/15/28(l)§		1,000,000	961,071
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.189%, 8/20/24(l)§		741,441	711,734
Marlette Funding Trust,
Series 2018-3A A
3.200%, 9/15/28§		18,542	18,524
Series 2018-4A A
3.710%, 12/15/28§		80,019	79,109
Series 2019-3A A
2.690%, 9/17/29§		210,031	198,361
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.019%, 4/18/25(l)§		201,346	197,904
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
2.931%, 4/15/26(l)§		129,839	129,653
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§		800,000	797,918
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
2.694%, 7/25/29(l)		300,379	288,010
SBA Tower Trust (REIT),
3.156%, 10/8/20§		351,000	355,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	$10,125	$10,159
Series 2016-3 A
3.050%, 12/26/25§	15,126	14,845
Series 2017-2 A
3.280%, 2/25/26§	30,595	30,465
Series 2017-3 A
2.770%, 5/25/26§	42,567	41,893
Series 2017-5 A2
2.780%, 9/25/26§	164,359	146,553
Series 2017-6 A2
2.820%, 11/25/26§	88,965	84,802
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	198,475	195,539
Series 2019-3 A
2.900%, 5/25/28§	199,382	193,205
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	190,992	186,761
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.986%, 1/17/26(l)§	331,989	326,542
Series 2013-1A A2R
3.006%, 1/17/26(l)§	331,989	329,664
TICP CLO III-2 Ltd.,
Series 2018-3R A
2.659%, 4/20/28(l)§	600,000	582,006
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.950%, 10/15/34(l)§	800,000	714,904
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	14,251	14,251
Series 2004-20C 1
4.340%, 3/1/24	162,957	166,581
Series 2005-20B 1
4.625%, 2/1/25	15,966	16,559
Series 2008-20G 1
5.870%, 7/1/28	258,809	282,731
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.413%, 2/28/26(l)§	641,705	613,405
Venture XVII CLO Ltd.,
Series 2014-17A ARR
2.711%, 4/15/27(l)§	800,000	771,902
Voya CLO Ltd.,
Series 2019-1A DR
4.313%, 4/15/31(l)§	100,000	72,992
WhiteHorse X Ltd.,
Series 2015-10A A1R
2.766%, 4/17/27(l)§	487,590	474,687
World Financial Network Credit Card Master Trust,
Series 2018-A A
3.070%, 12/16/24	515,000	494,288
Series 2018-B M
3.810%, 7/15/25	240,000	235,110
Series 2019-B M
3.040%, 4/15/26	250,000	246,060

Total Asset-Backed Securities		24,500,325

Collateralized Mortgage Obligations (1.7%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.403%, 9/25/35(l)	90,108	76,801
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	625,847	553,158
Series 2005-J12 2A1
1.487%, 8/25/35(l)	537,347	315,293
Series 2006-OA22 A1
1.107%, 2/25/47(l)	132,533	105,793
Series 2006-OA6 1A2
1.157%, 7/25/46(l)	46,310	37,215
Series 2006-OC7 2A2A
1.117%, 7/25/46(l)	172,883	178,924
Series 2007-14T2 A1
6.000%, 7/25/37	476,668	232,869
Series 2007-OH1 A1D
1.157%, 4/25/47(l)	89,134	56,935
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.322%, 10/25/34(l)	428	426
Banc of America Funding Trust,
Series 2004-A 1A3
4.717%, 9/20/34(l)	27,109	23,621
Series 2006-H 4A2
4.083%, 9/20/46(l)	170,247	142,953
Series 2006-J 4A1
4.184%, 1/20/47(l)	10,393	8,966
BCAP LLC Trust,
Series 2011-RR8 2A1
3.113%, 8/26/37(l)§	7,048	7,027
Series 2014-RR5 1A3
2.077%, 1/26/36(l)§	89,161	88,362
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.958%, 9/25/35(l)	156,292	114,303
Series 2006-4 21A1
3.839%, 8/25/36(l)	59,383	50,761
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.995%, 2/25/34(l)	32,569	30,864
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
1.107%, 12/25/46(l)	630,917	521,309
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.726%, 1/26/36(l)	68,094	54,578
Bellemeade Re Ltd.,
Series 2018-2A M1B
2.297%, 8/25/28(l)§	206,398	204,987
Series 2019-1A M1B
2.697%, 3/25/29(l)§	260,000	229,091
Series 2019-3A M1B
2.547%, 7/25/29(l)§	170,392	145,780
Chase Mortgage Reference Notes,
Series 2019-CL1 M3
3.047%, 4/25/47(l)§	90,539	78,197
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.785%, 8/25/34(l)	2,075	1,887
Series 2005-11 3A1
2.786%, 4/25/35(l)	85,720	66,643
Series 2005-2 1A1
1.587%, 3/25/35(l)	46,669	35,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
4.440%, 8/25/35(l)		$12,731	$10,994
Series 2009-7 5A2
5.500%, 12/25/35§		447,019	328,788
Connecticut Avenue Securities Trust,
Series 2019-R07 1M1
1.717%, 10/25/39(l)§		181,681	177,187
Series 2020-R02 2M1
1.697%, 1/25/40(l)§		94,236	90,456
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		516,119	371,814
Eagle RE Ltd.,
Series 2018-1 M1
2.647%, 11/25/28(l)§		80,281	79,903
Series 2020-1 M1A
1.847%, 1/25/30(l)§		275,000	262,203
EMF-NL Prime BV,
Series 2008-APRX A2
0.409%, 4/17/41(l)(m)	EUR	233,402	235,817
Eurosail-UK plc,
Series 2007-4X A3
1.456%, 6/13/45(l)(m)	GBP	821,755	912,972
FHLMC Stacr Remic Trust,
Series 2019-HQA4 M1
1.717%, 11/25/49(l)§		$161,212	155,852
Series 2020-HQA2 M1
1.911%, 3/25/50(l)§		250,000	241,331
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN1 M2
8.097%, 7/25/23(l)		200,418	190,526
Series 2014-HQ2 M2
3.147%, 9/25/24(l)		91,280	90,650
Series 2015-DN1 M3
5.097%, 1/25/25(l)		146,515	139,505
Series 2015-DNA1 M2
2.797%, 10/25/27(l)		40,355	39,305
Series 2015-DNA2 M2
3.547%, 12/25/27(l)		4,414	4,401
Series 2015-DNA3 M2
3.797%, 4/25/28(l)		50,887	49,792
Series 2015-HQ2 M2
2.897%, 5/25/25(l)		113,061	108,157
Series 2016-DNA1 M2
3.847%, 7/25/28(l)		23,461	23,316
Series 2016-DNA4 M2
2.247%, 3/25/29(l)		113,473	111,872
Series 2016-HQA2 M2
3.197%, 11/25/28(l)		39,495	38,912
Series 2017-HQA3 M2
3.297%, 4/25/30(l)		262,875	225,677
FNMA,
Series 2013-C01 M2
6.197%, 10/25/23(l)		153,995	150,722
Series 2014-C04 1M2
5.847%, 11/25/24(l)		220,157	209,493
Series 2014-C04 2M2
5.947%, 11/25/24(l)		156,948	151,319
Series 2015-C01 1M2
5.247%, 2/25/25(l)		119,208	112,180
Series 2015-C01 2M2
5.497%, 2/25/25(l)		57,225	55,209
Series 2016-C01 2M2
7.897%, 8/25/28(l)		203,665	203,427
Series 2016-C06 1M2
5.197%, 4/25/29(l)		155,349	149,414
GNMA,
Series 2015-H20 FB
2.262%, 8/20/65(l)		582,712	572,236
Series 2016-H11 F
2.462%, 5/20/66(l)		646,683	639,675
Series 2016-H15 FA
2.462%, 7/20/66(l)		815,258	806,750
Series 2017-H10 FB
3.629%, 4/20/67(l)		1,577,066	1,572,125
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		531,191	354,093
Series 2005-AR6 2A1
4.100%, 9/25/35(l)		79,890	74,780
Series 2006-AR2 2A1
3.606%, 4/25/36(l)		107,641	80,351
Series 2007-AR1 2A1
3.800%, 3/25/47(l)		281,639	212,824
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.930%, 11/19/46(l)		77,831	57,304
Hawksmoor Mortgages,
Series 2019-1A A
1.761%, 5/25/53(l)§	GBP	2,865,268	3,394,437
Impac CMB Trust,
Series 2003-8 2A1
1.847%, 10/25/33(l)		$2,502	2,306
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
1.217%, 7/25/35(l)		291,651	208,220
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.601%, 8/25/35(l)		458,652	367,736
Series 2006-AR39 A1
1.127%, 2/25/37(l)		677,664	555,108
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.124%, 8/25/34(l)		52,159	44,603
Series 2007-A1 3A3
4.222%, 7/25/35(l)		65,940	59,206
Series 2007-S3 1A90
7.000%, 8/25/37		61,483	45,010
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.911%, 6/14/40(l)(m)		783,486	708,560
Lehman XS Trust,
Series 2006-4N A1C1
1.177%, 4/25/46(l)		113,127	104,035
Ludgate Funding plc,
Series 2007-1 A2A
0.956%, 1/1/61(l)(m)	GBP	743,731	792,530
Series 2008-W1X A1
1.392%, 1/1/61(l)(m)		111,338	123,438
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.033%, 12/25/32(l)		$16,445	13,794
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.847%, 11/26/29(l)§		170,151	161,563
Series 2020-1 M1A
1.897%, 2/25/30(l)§		250,000	239,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
1.177%, 4/25/36(l)		$373,163	$321,643
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.827%, 12/26/35(l)§		285,888	281,407
Oaktown Re III Ltd.,
Series 2019-1A M1B
2.897%, 7/25/29(l)§		160,794	143,945
PMT Credit Risk Transfer Trust,
Series 2019-1R A
3.613%, 3/27/24(l)§		105,400	101,276
Series 2019-2R A
4.363%, 5/27/23(l)§		138,258	129,018
Series 2019-3R A
3.659%, 10/27/22(l)§		97,600	93,521
Radnor RE Ltd.,
Series 2019-1 M1B
2.897%, 2/25/29(l)§		220,019	219,226
Series 2019-2 M1B
2.697%, 6/25/29(l)§		250,000	233,867
RALI Trust,
Series 2005-QO2 A1
3.326%, 9/25/45(l)		406,006	337,060
Series 2006-QA6 A1
1.137%, 7/25/36(l)		709,765	557,856
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
1.287%, 1/25/36(l)§		335,361	303,733
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		17,321	10,359
Series 2006-A12 A1
6.250%, 11/25/36		182,141	97,565
Sequoia Mortgage Trust,
Series 10 2A1
1.533%, 10/20/27(l)		3,037	2,709
Series 2003-4 2A1
1.123%, 7/20/33(l)		20,788	17,500
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.000%, 7/19/35(l)		89,275	73,519
Series 2006-AR3 11A1
1.157%, 4/25/36(l)		519,855	500,322
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.611%, 7/20/45(l)§	GBP	1,354,514	1,631,787
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.271%, 11/25/36(l)		$474,868	394,140
Series 2006-AR9 1A
2.966%, 8/25/46(l)		155,389	135,367

Total Collateralized Mortgage Obligations			25,059,815

Commercial Mortgage-Backed Securities (1.8%)
Ashford Hospitality Trust,
Series 2018-ASHF A
1.605%, 4/15/35(l)§		250,103	220,079
Series 2018-KEYS A
1.705%, 5/15/35(l)§		350,000	311,483
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§		135,000	112,384
Series 2017-SCH AF
1.705%, 11/15/33(l)§		565,000	492,563
BFLD Trust,
Series 2019-DPLO D
2.545%, 10/15/34(l)§		123,000	96,202
BHMS Mortgage Trust,
Series 2018-ATLS A
1.955%, 7/15/35(l)§		267,464	223,309
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
1.525%, 6/15/35(l)§		300,000	224,585
BX Commercial Mortgage Trust,
Series 2019-IMC A
1.705%, 4/15/34(l)§		205,649	191,260
BX Trust,
Series 2018-EXCL A
1.792%, 9/15/37(l)§		290,364	264,670
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50(l)		470,000	492,884
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	654,717
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)		235,000	229,895
Series 2015-GC27 A5
3.137%, 2/10/48		596,977	598,823
Series 2016-C1 A4
3.209%, 5/10/49		606,000	628,368
CLNY Trust,
Series 2019-IKPR D
2.730%, 11/15/38(l)§		250,000	205,153
Commercial Mortgage Trust,
Series 2012-CR5 E
4.318%, 12/10/45(l)§		250,000	125,000
Series 2013-SFS A1
1.873%, 4/12/35§		110,268	108,426
Series 2014-UBS4 A5
3.694%, 8/10/47		495,000	504,736
Series 2015-CR23 A4
3.497%, 5/10/48		300,000	314,979
Series 2015-CR26 ASB
3.373%, 10/10/48		3,000,000	3,066,759
Series 2015-DC1 A5
3.350%, 2/10/48		400,000	410,249
Series 2016-COR1 ASB
2.972%, 10/10/49		1,500,000	1,534,713
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57		121,432	124,329
Series 2015-C3 A4
3.718%, 8/15/48		302,887	313,419
Series 2015-C4 A4
3.808%, 11/15/48		400,000	423,460
DBWF Mortgage Trust,
Series 2018-GLKS A
1.780%, 12/19/30(l)§		203,119	180,760
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		800,000	795,055
Series 2019-BOCA A
1.905%, 6/15/38(l)§		303,566	273,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-SMP A
1.855%, 8/15/32(l)§	$300,000	$270,390
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	2,563,314	2,554,378
Series 2011-GC5 D
5.389%, 8/10/44(l)§	30,000	28,478
Series 2012-GC6 B
5.651%, 1/10/45(l)§	230,000	233,998
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	507,427
Series 2014-GC18 C
4.989%, 1/10/47(l)	350,000	319,775
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	1,019,152
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	555,520
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D
5.635%, 11/15/43(l)§	330,600	325,874
Series 2012-C6 E
5.157%, 5/15/45(l)§	189,221	168,246
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	399,667
Series 2012-C8 C
4.627%, 10/15/45(l)§	405,000	391,572
Series 2012-LC9 E
4.418%, 12/15/47(l)§	455,400	402,652
Series 2018-LAQ A
1.705%, 6/15/32(l)§	850,947	766,858
Series 2020-NNN EFL
2.555%, 1/16/37(l)§	34,000	31,195
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	538,402
Series 2014-C22 XA
0.835%, 9/15/47 IO(l)	6,869,880	208,011
Series 2015-C31 A3
3.801%, 8/15/48	329,944	342,380
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.070%, 9/15/50 IO(l)	2,293,497	122,148
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	284,030
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48	400,000	407,004
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	827,357
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.445%, 7/13/29(l)§	800,000	803,914
Series 2015-XLF2 SNMA
2.655%, 11/15/26(l)§	131,298	119,276
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
2.205%, 7/15/36(l)§	170,000	159,460
Starwood Retail Property Trust,
Series 2014-STAR A
2.175%, 11/15/27(l)§	512,648	456,131
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	444,194
Series 2018-C8 A4
3.983%, 2/15/51	335,000	360,402
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	562,096
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	464,068
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.314%, 11/15/49(l)	275,000	244,483
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C
3.976%, 6/15/46(l)	265,000	248,751
Series 2014-C25 A5
3.631%, 11/15/47	400,000	415,409

Total Commercial Mortgage-Backed Securities		28,104,138

Corporate Bonds (13.2%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§	500,000	499,375
AT&T, Inc.
3.400%, 6/15/22(e)	76,000	77,437
3.600%, 2/17/23	150,000	153,835
3.400%, 5/15/25	625,000	647,855
3.600%, 7/15/25	320,000	333,152
4.125%, 2/17/26	313,000	332,054
4.350%, 3/1/29	1,115,000	1,191,247
4.550%, 3/9/49	190,000	203,665
CCO Holdings LLC
5.500%, 5/1/26§	173,000	175,595
Telstra Corp. Ltd.
4.800%, 10/12/21§	800,000	827,627
Verizon Communications, Inc.
3.000%, 3/22/27	87,000	91,087
4.862%, 8/21/46	168,000	219,521
5.012%, 4/15/49	210,000	279,218

		5,031,668

Entertainment (0.0%)
Walt Disney Co. (The)
3.350%, 3/24/25	200,000	217,963

Media (0.3%)
Altice Finco SA
7.625%, 2/15/25§	200,000	187,251
Charter Communications Operating LLC
4.464%, 7/23/22	800,000	828,000
4.908%, 7/23/25	1,889,000	1,999,185
4.200%, 3/15/28	23,000	23,361
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	123,714
CSC Holdings LLC
6.750%, 11/15/21	65,000	67,275
5.375%, 2/1/28§	500,000	512,500
Diamond Sports Group LLC
5.375%, 8/15/26§	106,000	86,125
Fox Corp.
3.050%, 4/7/25	19,000	19,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		$251,000	$217,115
Time Warner Cable LLC
4.500%, 9/15/42		290,000	274,978
ViacomCBS, Inc.
3.500%, 1/15/25		13,000	12,680
4.750%, 5/15/25		227,000	226,654
3.375%, 2/15/28		198,000	178,994
3.700%, 6/1/28		105,000	96,737

			4,853,725

Wireless Telecommunication Services (0.2%)
Sprint Communications, Inc.
7.000%, 8/15/20		800,000	802,000
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§		300,000	298,875
4.738%, 3/20/25§		340,000	345,100
Vodafone Group plc
3.750%, 1/16/24		800,000	835,854

			2,281,829

Total Communication Services			12,385,185

Consumer Discretionary (0.4%)
Auto Components (0.0%)
Panther BF Aggregator 2 LP
4.375%, 5/15/26§	EUR	175,000	160,196

Automobiles (0.3%)
Daimler Finance North America LLC
3.100%, 5/4/20§		$800,000	798,546
2.550%, 8/15/22§		1,000,000	956,200
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.477%, 11/13/20(k)§		700,000	691,588
3.875%, 11/13/20§		700,000	702,027
(ICE LIBOR USD 3 Month + 0.94%), 2.653%, 11/12/21(k)§		700,000	667,153
4.000%, 11/12/21§		700,000	695,580

			4,511,094

Hotels, Restaurants & Leisure (0.1%)
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	715,067
McDonald’s Corp.
3.300%, 7/1/25		107,000	111,366

			826,433

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc.
3.800%, 2/15/28		281,000	243,543

Specialty Retail (0.0%)
TJX Cos., Inc. (The)
3.500%, 4/15/25		57,000	58,264

Total Consumer Discretionary			5,799,530

Consumer Staples (0.7%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		445,000	525,481
Bacardi Ltd.
4.450%, 5/15/25§		800,000	839,000
Coca-Cola Co. (The)
2.950%, 3/25/25		238,000	255,021
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30		251,000	241,587
Constellation Brands, Inc.
2.250%, 11/6/20		1,000,000	994,405
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		800,000	809,362
Pernod Ricard SA
4.250%, 7/15/22§		900,000	928,402

			4,593,258

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§		298,000	293,009

Food Products (0.2%)
BRF GmbH
4.350%, 9/29/26(m)		225,000	191,004
Campbell Soup Co.
3.300%, 3/15/21		1,000,000	1,007,085
Danone SA
2.589%, 11/2/23§		900,000	877,559
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§		700,000	693,284
Tyson Foods, Inc.
3.950%, 8/15/24		277,000	278,337

			3,047,269

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25		227,000	213,664

Tobacco (0.2%)
BAT Capital Corp.
3.215%, 9/6/26		348,000	331,749
BAT International Finance plc
3.250%, 6/7/22§		600,000	592,180
3.500%, 6/15/22§		600,000	595,223
Imperial Brands Finance plc
3.125%, 7/26/24§		800,000	748,100
Reynolds American, Inc.
6.875%, 5/1/20		160,000	160,660

			2,427,912

Total Consumer Staples			10,575,112

Energy (0.7%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		471,000	421,688
4.080%, 12/15/47		85,000	63,516
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		52,503	48,369
7.350%, 12/1/26 PIK§		565	285
7.350%, 12/1/26 PIK(m)		226,336	114,291
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		134,977	108,024
7.720%, 12/1/26 PIK(m)		666,141	65,781
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon), 4/30/20(y)§		207,137	1,183
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	85,860

			908,997

Oil, Gas & Consumable Fuels (0.7%)
Cenovus Energy, Inc.
4.250%, 4/15/27		225,000	109,688
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	215,081
4.500%, 4/15/24		87,000	74,844
4.750%, 1/15/26		325,000	282,714
5.500%, 6/1/27		192,000	167,789
3.750%, 5/15/30		143,000	111,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Eni SpA
4.250%, 5/9/29§		$325,000	$314,471
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	396,926
Exxon Mobil Corp.
2.992%, 3/19/25		233,000	246,816
Hess Corp.
4.300%, 4/1/27(x)		300,000	217,500
Husky Energy, Inc.
4.400%, 4/15/29		387,000	270,378
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	192,888
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	364,693
Marathon Oil Corp.
3.850%, 6/1/25(x)		210,000	149,771
Marathon Petroleum Corp.
5.125%, 12/15/26		150,000	149,625
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	864,133
Newfield Exploration Co.
5.625%, 7/1/24		155,000	78,515
Noble Energy, Inc.
3.900%, 11/15/24		234,000	190,526
3.850%, 1/15/28		307,000	234,141
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	229,800
2.900%, 8/15/24		280,000	153,650
3.500%, 8/15/29		139,000	65,330
ONEOK, Inc.
4.350%, 3/15/29		208,000	175,861
Pertamina Persero PT
6.450%, 5/30/44(m)		225,000	245,531
Petrobras Global Finance BV
6.125%, 1/17/22		272,000	270,660
Petroleos Mexicanos
6.750%, 9/21/47		188,000	121,561
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.247%, 2/26/21(k)		1,000,000	931,156
Plains All American Pipeline LP
2.850%, 1/31/23		397,000	342,412
3.850%, 10/15/23		175,000	155,681
3.600%, 11/1/24		157,000	129,371
3.550%, 12/15/29		51,000	35,987
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		278,719	264,783
9.250%, 7/6/24(m)		278,720	264,784
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		600,000	595,699
5.625%, 3/1/25		133,000	122,043
5.000%, 3/15/27		218,000	187,919
Sunoco LP
4.875%, 1/15/23		211,000	198,340
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	149,196
Williams Cos., Inc. (The)
4.125%, 11/15/20		172,000	170,022
4.500%, 11/15/23(x)		675,000	634,805

			10,077,087

Total Energy			10,986,084

Financials (5.9%)
Banks (3.4%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25(k)§		330,000	322,933
Australia & New Zealand Banking Group Ltd.
4.400%, 5/19/26§		240,000	248,467
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	1,700,000	299,989
Banco Santander SA
3.500%, 4/11/22		$200,000	198,279
5.179%, 11/19/25		400,000	410,832
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 2.801%, 4/24/23(k)		600,000	577,332
4.100%, 7/24/23		900,000	959,985
4.125%, 1/22/24		1,700,000	1,807,116
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		800,000	824,712
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(x)(y)		83,000	85,842
Series L
3.950%, 4/21/25		850,000	879,454
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)		129,000	137,224
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	87,116
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	254,851
Barclays Bank plc
7.625%, 11/21/22		900,000	918,450
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	60,384
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 3.844%, 8/10/21(k)		1,300,000	1,274,451
3.684%, 1/10/23		925,000	929,213
(ICE LIBOR USD 3 Month + 1.43%), 3.122%, 2/15/23(k)		700,000	663,054
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)		900,000	916,647
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	481,590
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	197,113
3.250%, 2/12/27(m)	GBP	500,000	587,179
BBVA USA
5.500%, 4/1/20		$543,000	542,998
2.875%, 6/29/22		410,000	399,923
BNP Paribas SA
2.375%, 5/21/20		200,000	200,041
4.375%, 9/28/25§		200,000	199,796
Citibank NA
3.050%, 5/1/20		1,100,000	1,100,335
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)		1,000,000	1,004,028
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 2.754%, 4/25/22(k)		2,100,000	2,053,169
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	111,262
3.875%, 3/26/25		722,000	741,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)		$225,000	$196,875
Commonwealth Bank of Australia
4.500%, 12/9/25§		240,000	246,086
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.224%, 4/26/21(k)		800,000	746,823
4.375%, 8/4/25		445,000	443,660
Credit Agricole SA
2.750%, 6/10/20§		250,000	249,865
3.375%, 1/10/22§		320,000	319,347
3.750%, 4/24/23§		800,000	808,387
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	803,832
3.800%, 6/9/23		255,000	261,899
Danske Bank A/S
5.375%, 1/12/24§		800,000	827,621
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§		335,000	309,270
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,452,883
Discover Bank
4.200%, 8/8/23		800,000	815,345
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	251,310
HSBC Bank USA NA
4.875%, 8/24/20		250,000	251,810
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	203,316
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	175,000
Intesa Sanpaolo SpA
Series XR
3.250%, 9/23/24§		800,000	744,090
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		400,000	415,288
Series FF
(SOFR + 3.38%),
5.000%, 8/1/24(k)(y)		234,000	217,299
Series V
(ICE LIBOR USD 3 Month + 3.32%), 5.229%, 7/1/20(k)(y)		300,000	260,033
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	399,370
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.953%, 3/7/25(k)	AUD	1,100,000	646,978
4.000%, 3/7/25		1,300,000	841,610
4.582%, 12/10/25		$332,000	336,106
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	287,460
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23(k)		800,000	749,190
3.455%, 3/2/23		1,000,000	1,022,402
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	944,372
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	250,315
3.625%, 6/20/23		800,000	821,280
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.142%, 5/17/21(k)§		600,000	598,440
PNC Bank NA
2.600%, 7/21/20		250,000	249,843
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		260,000	256,750
3.875%, 9/12/23		800,000	821,375
Santander Holdings USA, Inc.
3.244%, 10/5/26		191,000	163,668
4.400%, 7/13/27		269,000	258,248
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	790,094
Santander UK plc
5.000%, 11/7/23§		280,000	287,192
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.122%, 5/17/21(k)§		800,000	775,964
3.250%, 5/17/21§		800,000	806,369
Societe Generale SA
4.250%, 9/14/23§		800,000	813,959
4.250%, 8/19/26(x)§		236,000	229,402
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	194,000
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§		800,000	803,768
5.200%, 1/26/24§		200,000	196,719
(ICE LIBOR USD 3 Month + 1.51%), 3.279%, 1/30/27(k)(y)§		200,000	151,080
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	982,622
Svenska Handelsbanken AB
3.350%, 5/24/21		800,000	808,316
Truist Financial Corp.
2.625%, 6/29/20		145,000	145,040
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,703,896
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	160,740
US Bank NA
3.150%, 4/26/21		1,000,000	1,008,947
Wells Fargo & Co.
3.069%, 1/24/23		318,000	322,372
(ICE LIBOR USD 3 Month + 1.23%), 3.007%, 10/31/23(k)		1,600,000	1,559,342
3.750%, 1/24/24		314,000	331,462
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 2.312%, 10/22/21(k)		600,000	579,974
3.550%, 8/14/23		900,000	942,356

			51,716,573

Capital Markets (1.1%)
Bank of New York Mellon Corp. (The)
Series E
(ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20(k)(y)		309,000	256,470
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	749,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Charles Schwab Corp. (The)
4.200%, 3/24/25		$218,000	$230,033
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§		200,000	184,000
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		900,000	827,819
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	1,004,015
Deutsche Bank AG
3.150%, 1/22/21		800,000	792,436
3.300%, 11/16/22		1,100,000	1,081,656
3.950%, 2/27/23		1,000,000	993,815
(SOFR + 2.58%), 3.961%, 11/26/25(k)		1,800,000	1,671,843
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21		234,000	233,776
5.750%, 1/24/22		310,000	329,371
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)		1,100,000	1,105,125
3.200%, 2/23/23		800,000	815,376
3.850%, 7/8/24		315,000	327,698
3.500%, 4/1/25		157,000	160,487
3.750%, 5/22/25		234,000	242,284
Series D
6.000%, 6/15/20		243,000	244,004
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		81,000	69,154
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)		231,000	240,890
Morgan Stanley
2.500%, 4/21/21		1,000,000	996,115
5.000%, 11/24/25		300,000	325,652
3.125%, 7/27/26		800,000	823,087
4.350%, 9/8/26		891,000	965,965
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)		30,000	26,100
State Street Corp.
(SOFR + 2.60%), 2.901%, 3/30/26(k)§		24,000	24,532
UBS AG
7.625%, 8/17/22		960,000	976,800
UBS Group AG
3.000%, 4/15/21§		1,000,000	1,001,925
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		200,000	192,000
4.125%, 9/24/25§		220,000	224,043

			17,116,014

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.300%, 1/23/23		800,000	658,064
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 3.581%, 1/15/67(k)§		1,070,000	405,263
American Express Co.
3.400%, 2/27/23		1,000,000	1,026,429
Series C
(ICE LIBOR USD 3 Month + 3.29%), 4.025%, 6/15/20(k)(y)		125,000	105,000
Capital One Financial Corp.
3.300%, 10/30/24		398,000	390,563
Ford Motor Credit Co. LLC
2.425%, 6/12/20		800,000	784,000
3.200%, 1/15/21		1,700,000	1,640,500
4.063%, 11/1/24		200,000	181,500
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 2.778%, 4/13/20(k)		900,000	898,100
3.200%, 7/13/20		1,100,000	1,096,578
3.550%, 7/8/22		800,000	743,954
5.100%, 1/17/24		243,000	222,220
4.300%, 7/13/25		70,000	59,818
5.250%, 3/1/26		47,000	41,259
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		800,000	805,640
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	855,743
Navient Corp.
6.625%, 7/26/21		260,000	266,175
Park Aerospace Holdings Ltd.
4.500%, 3/15/23§		800,000	663,795
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	714,210
Synchrony Financial
4.500%, 7/23/25		326,000	319,021

			11,877,832

Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		239,191	234,923
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	600,000	662,254
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		$365,000	343,445
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23(m)	GBP	600,000	786,369
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)		$700,000	700,623
NTT Finance Corp.
1.900%, 7/21/21(m)		600,000	580,708
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	82,047
Synchrony Bank
3.650%, 5/24/21		1,000,000	988,105
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	82,438
Waha Aerospace BV
3.925%, 7/28/20§		55,750	55,193

			4,516,105

Insurance (0.2%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.450%, 2/12/23(k)§		1,123,471	1,061,680
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,010,399
Jackson National Life Global Funding
2.375%, 9/15/22§		900,000	884,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
MetLife Capital Trust IV
7.875%, 12/15/37§		$192,000	$220,320
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	154,677

			3,331,855

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%),
3.766%, 3/8/24(k)§		1,000,000	993,289
4.000%, 9/14/26§		435,000	421,133

			1,414,422

Total Financials			89,972,801

Health Care (0.7%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22		800,000	808,690
2.950%, 11/21/26§		1,050,000	1,053,605
Biogen, Inc.
4.050%, 9/15/25		360,000	380,051
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	415,109

			2,657,455

Health Care Equipment & Supplies (0.0%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	91,643
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		171,000	171,000
3.050%, 1/15/26		56,000	55,009

			317,652

Health Care Providers & Services (0.2%)
Centene Corp.
4.250%, 12/15/27§		53,000	51,940
Cigna Corp.
3.750%, 7/15/23		70,000	71,301
4.125%, 11/15/25		124,000	132,853
3.400%, 3/1/27§		318,000	318,759
4.375%, 10/15/28		165,000	175,594
CVS Health Corp.
3.700%, 3/9/23		900,000	937,414
4.100%, 3/25/25		662,000	700,776
3.625%, 4/1/27		53,000	53,915
HCA, Inc.
5.250%, 6/15/26		47,000	49,328
Humana, Inc.
4.500%, 4/1/25		317,000	330,848

			2,822,728

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.133%, 3/25/25		136,000	145,644

Pharmaceuticals (0.3%)
Allergan Funding SCS
3.450%, 3/15/22		1,000,000	998,004
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	409,436
4.250%, 12/15/25§		1,000,000	1,010,312
Bristol-Myers Squibb Co.
2.875%, 2/19/21§		800,000	809,147
Mylan NV
3.750%, 12/15/20		60,000	60,576
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		409,000	415,468
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23(m)	EUR	600,000	583,159
Zoetis, Inc.
3.450%, 11/13/20		$152,000	152,755

			4,438,857

Total Health Care			10,382,336

Industrials (1.0%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	210,000
Rockwell Collins, Inc.
2.800%, 3/15/22		800,000	808,514
Textron, Inc.
3.875%, 3/1/25		100,000	104,592

			1,123,106

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20		950,000	907,250
3.625%, 3/15/22		800,000	737,840

			1,645,090

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		1,100,000	1,107,447
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	893,025

			2,000,472

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§		235,000	221,047
General Electric Co.
0.875%, 5/17/25	EUR	310,000	310,056

			531,103

Machinery (0.2%)
CNH Industrial Capital LLC
4.875%, 4/1/21		$600,000	612,064
3.875%, 10/15/21		500,000	511,236
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)		1,000,000	977,699

			2,100,999

Road & Rail (0.2%)
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		200,000	190,000
Penske Truck Leasing Co. LP
3.200%, 7/15/20§		500,000	501,231
3.375%, 2/1/22§		800,000	799,538
4.875%, 7/11/22§		750,000	765,027
Rumo Luxembourg Sarl
5.875%, 1/18/25§		255,000	239,062

			2,494,858

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
5.125%, 3/15/21		900,000	884,251
BOC Aviation Ltd.
2.750%, 9/18/22§		100,000	101,791
3.500%, 10/10/24§		700,000	727,959
International Lease Finance Corp.
5.875%, 8/15/22		500,000	464,992
Mitsubishi Corp.
2.625%, 7/14/22(m)		800,000	804,032

			2,983,025

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§		245,000	226,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%),
2.613%, 5/28/21(k)(m)	$1,600,000	$1,613,376

		1,839,771

Total Industrials		14,718,424

Information Technology (0.8%)
Communications Equipment (0.0%)
CommScope, Inc.
5.500%, 3/1/24§	82,000	82,615
6.000%, 3/1/26§	100,000	99,600

		182,215

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	789,179

IT Services (0.1%)
Mastercard, Inc.
3.300%, 3/26/27	127,000	138,400
PayPal Holdings, Inc.
2.400%, 10/1/24	1,000,000	974,274

		1,112,674

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
3.625%, 1/15/24	64,000	62,957
3.875%, 1/15/27	1,089,000	1,035,032
Broadcom, Inc.
3.625%, 10/15/24§	930,000	912,739
4.250%, 4/15/26§	147,000	146,281
Intel Corp.
3.400%, 3/25/25	317,000	353,613
KLA Corp.
4.650%, 11/1/24	312,000	324,274
Lam Research Corp.
2.800%, 6/15/21	133,000	133,293
Microchip Technology, Inc.
3.922%, 6/1/21	900,000	882,058
Micron Technology, Inc.
4.975%, 2/6/26	700,000	707,938
NXP BV
4.625%, 6/15/22§	800,000	800,804

		5,358,989

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	1,003,758
2.500%, 4/1/25	304,000	306,875
VMware, Inc.
2.950%, 8/21/22	800,000	794,322

		2,104,955

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.420%, 6/15/21§	1,000,000	1,005,510
5.450%, 6/15/23§	860,000	874,926
6.020%, 6/15/26§	190,000	196,040
Seagate HDD Cayman
4.750%, 1/1/25	84,000	82,403

		2,158,879

Total Information Technology		11,706,891

Materials (0.3%)
Chemicals (0.3%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	157,375
Braskem Netherlands Finance BV
4.500%, 1/31/30§	420,000	325,762
DuPont de Nemours, Inc.
4.205%, 11/15/23	230,000	229,983
4.493%, 11/15/25	230,000	251,606
Eastman Chemical Co.
3.800%, 3/15/25	110,000	108,600
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	800,000	803,215
LYB International Finance BV
4.000%, 7/15/23	345,000	349,911
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22§	225,000	214,875
Syngenta Finance NV
3.698%, 4/24/20§	900,000	898,200
4.441%, 4/24/23§	700,000	657,762

		3,997,289

Construction Materials (0.0%)
Inversiones CMPC SA
4.375%, 5/15/23(m)	205,000	196,800
4.375%, 4/4/27(m)	201,000	188,689

		385,489

Metals & Mining (0.0%)
Glencore Funding LLC
4.125%, 5/30/23§	137,000	125,446
GUSAP III LP
4.250%, 1/21/30§	250,000	222,500

		347,946

Total Materials		4,730,724

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	998,564
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	900,000	846,704
Boston Properties LP (REIT)
3.400%, 6/21/29	800,000	754,388
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	800,000	789,915
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	500,000	493,884
4.875%, 4/15/22	656,000	672,810
3.700%, 6/15/26	800,000	818,828
EPR Properties (REIT)
4.500%, 4/1/25	800,000	829,843
GLP Capital LP (REIT)
5.250%, 6/1/25	600,000	555,000
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	800,000	767,057
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23(x)	12,000	10,241
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,700,000	1,825,461
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	800,000	829,903
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	900,000	804,903
Service Properties Trust (REIT)
4.950%, 10/1/29	800,000	609,696
Spirit Realty LP (REIT)
3.400%, 1/15/30	800,000	692,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		$800,000	$770,073
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)(x)		400,000	234,500
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	788,191
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	252,440

			14,344,540

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
4.200%, 1/29/30§		205,000	175,211
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	755,383
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	490,320	754,297

			1,684,891

Total Real Estate			16,029,431

Utilities (0.9%)
Electric Utilities (0.7%)
Avangrid, Inc.
3.800%, 6/1/29		$900,000	1,027,725
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%),
2.204%, 5/14/21(k)§		800,000	791,644
3.050%, 8/15/22		600,000	603,283
3.750%, 4/15/24		600,000	617,363
Edison International
3.550%, 11/15/24		600,000	598,364
Electricite de France SA
2.350%, 10/13/20§		900,000	899,594
Enel Chile SA
4.875%, 6/12/28		226,000	219,079
Enel Finance International NV
4.250%, 9/14/23§		800,000	821,321
Entergy Arkansas LLC
3.750%, 2/15/21		1,530,000	1,550,036
Florida Power & Light Co.
2.850%, 4/1/25		61,000	63,504
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	901,736
1.950%, 9/1/22		800,000	783,289
Series H
3.342%, 9/1/20		1,000,000	1,002,867
Southern Co. (The)
2.350%, 7/1/21		1,000,000	997,834
Terraform Global Operating LLC
6.125%, 3/1/26§		70,000	68,250

			10,945,889

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	813,074
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	977,718

			1,790,792

Independent Power and Renewable Electricity Producers (0.0%)
Colbun SA
3.150%, 3/6/30§		260,000	241,800

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	282,342
4.250%, 10/15/50§		71,000	79,075
Consolidated Edison Co. of New York, Inc.
Series 20B
3.950%, 4/1/50		63,000	67,713

			429,130

Total Utilities			13,407,611

Total Corporate Bonds			200,694,129

Foreign Government Securities (0.8%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	201,403
Argentine Republic
(ARLLMONP + 0.00%), 53.428%, 6/21/20(k)(r)	ARS	660,000	4,084
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
42.366%, 4/3/22(k)(r)		150,000	931
Bonos and Obligaciones del Estado
0.600%, 10/31/29(m)	EUR	2,100,000	2,310,068
1.850%, 7/30/35(m)		1,600,000	1,970,433
Japan Bank for International Cooperation
2.375%, 7/21/22		$800,000	832,337
Japan Government Bond CPI Linked
0.100%, 3/10/27 TIPS	JPY	171,689,503	1,591,091
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	998,163
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 42.148%, 4/12/25(k)(m)(r)	ARS	240,000	1,153
Republic of Panama
9.375%, 4/1/29		$190,000	268,553
State of Israel Government Bond
3.875%, 7/3/50		239,000	239,000
State of Qatar
4.500%, 4/23/28§		900,000	994,500
5.103%, 4/23/48§		800,000	970,750
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,447,819
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	419,687

Total Foreign Government Securities			12,249,972

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
AerCap Delos fka Delos Finance Sarl, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%),
3.200%, 10/6/23(k)		2,100,000	1,837,500

Total Financials			1,837,500

Total Loan Participation			1,837,500

Mortgage-Backed Securities (11.3%)
FHLMC
4.150%, 11/1/31(l)		2,466	2,555
5.500%, 1/1/35		53,945	61,395
5.500%, 7/1/35		37,442	42,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 7/1/44	$406,292	$440,958
4.000%, 2/1/46	531,364	577,366
4.000%, 7/1/48	142,947	152,642
4.000%, 8/1/48	533,884	574,598
4.000%, 9/1/48	488,941	522,103
4.500%, 10/1/48	471,527	509,228
4.000%, 11/1/48	207,962	223,757
4.500%, 11/1/48	1,057,159	1,141,023
5.000%, 11/1/48	293,232	318,386
4.000%, 12/1/48	377,149	405,675
FHLMC UMBS
3.500%, 9/1/49	782,690	834,017
3.500%, 10/1/49	777,737	826,856
3.500%, 11/1/49	293,868	311,946
3.500%, 1/1/50	796,772	853,255
FNMA
4.314%, 1/1/28(l)	13,501	13,841
2.285%, 3/1/33(l)	16,570	16,460
3.777%, 1/1/36(l)	168,831	174,365
3.460%, 2/1/37(l)	55,037	57,574
4.102%, 12/1/40(l)	4,149	4,259
FNMA UMBS
9.000%, 8/1/26	581	642
2.500%, 5/1/30	13,193	13,743
2.500%, 8/1/31	462,529	481,405
2.500%, 11/1/31	770,618	802,068
2.500%, 12/1/31	252,791	263,028
2.500%, 1/1/32	586,450	610,201
2.500%, 2/1/32	23,526	24,479
5.500%, 4/1/33	47,920	54,068
5.500%, 7/1/33	47,304	53,370
5.500%, 4/1/34	25,109	28,398
5.500%, 5/1/34	17,822	20,157
5.500%, 11/1/34	73,775	83,720
5.500%, 2/1/35	272,446	308,614
4.500%, 8/1/35	15,894	17,352
5.000%, 10/1/35	21,763	24,217
5.000%, 7/1/36	25,871	28,783
4.500%, 7/1/37	7,520	8,217
4.500%, 8/1/37	9,291	10,174
4.500%, 4/1/38	70,160	77,055
4.500%, 2/1/39	330,328	362,482
4.500%, 3/1/39	354,632	389,153
4.500%, 4/1/39	201,758	221,397
4.500%, 5/1/39	3,665	4,021
4.500%, 6/1/39	32,999	36,211
4.500%, 7/1/39	355,270	389,852
5.000%, 12/1/39	70,598	78,205
4.500%, 1/1/40	32,023	35,140
4.000%, 12/1/40	243,186	264,144
4.500%, 3/1/41	13,551	14,853
4.500%, 5/1/41	3,577	3,920
4.500%, 7/1/41	3,064	3,357
3.500%, 2/1/42	128,725	137,850
4.500%, 9/1/42	122,681	134,622
3.500%, 11/1/42	1,309,225	1,402,036
4.500%, 11/1/42	48,552	53,278
3.500%, 1/1/43	205,838	220,430
3.500%, 4/1/43	787,278	843,279
4.000%, 10/1/43	931,795	1,014,136
3.000%, 5/1/45	113,524	120,093
3.000%, 8/1/45	884,566	935,751
3.500%, 9/1/47	759,731	805,279
3.500%, 11/1/47	535,082	566,493
3.500%, 12/1/47	995,283	1,053,709
3.500%, 3/1/48	1,814,462	1,932,883
3.500%, 4/1/48	1,637,735	1,740,016
3.500%, 5/1/48	1,297,597	1,382,690
4.000%, 8/1/48	342,443	368,745
4.000%, 9/1/48	644,800	693,720
4.500%, 9/1/48	1,354,869	1,462,620
4.000%, 12/1/48	357,596	384,615
4.000%, 6/1/49	804,203	867,981
3.500%, 10/1/49	825,235	876,773
3.500%, 11/1/49	598,188	635,359
3.500%, 1/1/50	810,682	864,351
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/50 TBA	2,000,000	2,071,562
3.500%, 4/25/50 TBA	46,800,000	49,476,375
3.000%, 5/25/50 TBA	9,305,000	9,742,989
3.500%, 5/25/50 TBA	6,000,000	6,337,735
2.500%, 6/25/50 TBA	6,000,000	6,191,250
3.000%, 6/25/50 TBA	15,695,000	16,409,245
GNMA
3.250%, 7/20/27(l)	1,001	1,028
3.000%, 5/15/43	261,809	280,706
3.000%, 7/15/45	624,817	665,619
3.000%, 5/20/46	469,032	498,790
5.000%, 2/20/49	2,288,507	2,432,298
3.000%, 4/15/50 TBA	1,300,000	1,374,344
3.500%, 4/15/50 TBA	1,000,000	1,061,953
3.500%, 5/15/50 TBA	7,900,000	8,326,168
4.000%, 5/15/50 TBA	31,500,000	33,495,821
3.000%, 6/15/50 TBA	1,800,000	1,896,469

Total Mortgage-Backed Securities		171,536,081

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42	100,000	113,794
City of Chicago Taxable General Obligation Bonds,
Series 2008A
5.630%, 1/1/22	325,000	333,343
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B
5.841%, 8/1/21	255,000	270,473
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.235%, 5/15/22	955,000	1,039,403
State of Florida, State Board of Education Full Faith And Credit, Public Education Capital Outlay Refunding Bonds,
Series 2019A
5.000%, 6/1/20	486,000	489,096
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable
Series 2020B
3.007%, 1/1/33	800,000	848,888
State of Texas, Tax And Revenue Anticipation Notes,
Series 2019
4.000%, 8/27/20	495,000	500,583

Total Municipal Bonds		3,595,580

U.S. Government Agency Securities (37.8%)
FFCB
2.230%, 4/5/21	4,000,000	4,063,619
2.540%, 4/5/21	50,000,000	50,924,260
2.700%, 8/27/21	4,300,000	4,434,207
2.850%, 9/20/21	3,500,000	3,621,524
3.000%, 10/19/21	5,000,000	5,195,445
1.950%, 11/2/21	5,450,000	5,579,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 3/1/22	$4,370,000	$4,541,383
FHLB
3.625%, 3/12/21	9,050,000	9,305,380
5.625%, 6/11/21	150,000	159,187
1.875%, 7/7/21	10,635,000	10,826,717
1.125%, 7/14/21	36,525,000	36,715,836
2.375%, 9/10/21	30,000,000	30,804,348
1.875%, 11/29/21	30,000,000	30,723,744
2.625%, 12/10/21	21,470,000	22,257,483
2.000%, 9/9/22	16,060,000	16,648,772
2.500%, 2/13/24	2,365,000	2,534,984
2.875%, 9/13/24	20,000,000	21,961,670
2.750%, 12/13/24	17,950,000	19,704,235
2.375%, 3/14/25	5,500,000	5,971,199
3.250%, 11/16/28	12,910,000	15,176,254
FHLMC
1.375%, 5/1/20	21,340,000	21,356,235
2.375%, 1/13/22	46,804,000	48,405,783
2.750%, 6/19/23	34,032,000	36,420,274
FNMA
1.375%, 2/26/21	40,097,000	40,477,288
2.500%, 4/13/21	11,000,000	11,220,014
2.750%, 6/22/21	2,327,000	2,393,577
2.875%, 9/12/23	18,290,000	19,768,812
2.500%, 2/5/24	3,545,000	3,798,344
1.625%, 1/7/25	30,000,000	31,480,890
1.875%, 9/24/26	25,816,000	27,366,907
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	7,191,000	7,401,908
Iraq Government AID Bonds
2.149%, 1/18/22	7,460,000	7,667,803
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,676
Resolution Funding Corp.
0.000%, 7/15/20 STRIPS	4,157,000	4,146,625
Tennessee Valley Authority
3.875%, 2/15/21	818,000	840,743
1.875%, 8/15/22	850,000	875,161
Ukraine Government AID Bonds
1.471%, 9/29/21	11,300,000	11,342,074

Total U.S. Government Agency Securities		576,132,762

U.S. Treasury Obligations (40.0%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	6,145,736
5.375%, 2/15/31	135,000	200,251
4.250%, 5/15/39	200,000	310,248
4.375%, 11/15/39	200,000	316,097
4.625%, 2/15/40	4,400,300	7,178,215
4.375%, 5/15/40	1,000,000	1,586,815
3.750%, 8/15/41	94,000	139,406
3.000%, 5/15/42	1,010,500	1,354,799
2.875%, 5/15/43	1,900,000	2,501,708
3.625%, 8/15/43	3,827,300	5,639,267
3.750%, 11/15/43	421,000	632,496
3.625%, 2/15/44	1,755,000	2,595,147
3.375%, 5/15/44	1,000,000	1,428,439
3.125%, 8/15/44	4,359,100	6,007,519
3.000%, 11/15/44	483,700	654,279
3.000%, 5/15/45	638,000	867,178
2.875%, 8/15/45	3,225,000	4,305,741
2.500%, 5/15/46	1,429,700	1,796,340
2.250%, 8/15/46	270,000	324,634
3.000%, 5/15/47(z)	7,588,000	10,475,652
3.000%, 2/15/48	1,898,100	2,625,730
3.375%, 11/15/48	260,000	385,115
3.000%, 2/15/49	526,500	732,265
2.875%, 5/15/49	5,065,000	6,902,075
2.250%, 8/15/49	420,000	509,469
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,712,490	1,907,762
1.375%, 2/15/44 TIPS	442,756	565,748
0.875%, 2/15/47 TIPS	427,472	506,728
1.000%, 2/15/48 TIPS	1,464,582	1,804,972
1.000%, 2/15/49 TIPS	1,127,698	1,395,239
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	2,459,897	2,412,835
0.125%, 7/15/22 TIPS	4,670,348	4,624,040
0.375%, 7/15/25 TIPS	2,151,510	2,191,650
0.625%, 1/15/26 TIPS	2,714,200	2,799,928
0.125%, 7/15/26 TIPS	1,270,478	1,280,705
0.375%, 7/15/27 TIPS	1,160,049	1,191,412
0.750%, 7/15/28 TIPS	8,971,908	9,934,857
0.875%, 1/15/29 TIPS	817,328	886,709
U.S. Treasury Notes
2.250%, 12/31/23	96,560,200	103,414,159
2.500%, 1/31/24	7,580,900	8,202,393
2.750%, 2/15/24	27,247,000	29,758,266
2.125%, 3/31/24	12,217,000	13,076,562
2.500%, 5/15/24	19,989,000	21,737,658
2.125%, 7/31/24#(z)	10,000,000	10,750,319
2.125%, 9/30/24	4,700,000	5,067,210
2.000%, 2/15/25	71,570,800	77,052,372
2.125%, 5/15/25	30,428,000	33,030,589
2.250%, 11/15/25	23,230,500	25,499,627
1.500%, 8/15/26	10,635,000	11,270,679
2.000%, 11/15/26	10,469,300	11,451,934
2.250%, 2/15/27	12,748,000	14,200,336
2.250%, 8/15/27	26,294,000	29,466,203
2.250%, 11/15/27	11,532,000	12,950,757
2.750%, 2/15/28	11,215,000	13,056,668
2.875%, 5/15/28	5,240,000	6,169,840
3.125%, 11/15/28	12,759,300	15,380,092
2.625%, 2/15/29	10,510,800	12,264,797
2.375%, 5/15/29	36,097,500	41,450,647
1.625%, 8/15/29	1,476,000	1,599,564
1.750%, 11/15/29	14,159,800	15,539,891
1.500%, 2/15/30	178,000	191,579

Total U.S. Treasury Obligations		609,699,348

Total Long-Term Debt Securities (108.5%) (Cost $1,583,742,657)		1,653,409,650

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	12

Total Consumer Staples		12

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	29	396

Total Financials		396

Total Common Stocks (0.0%) (Cost $—)		408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Argentina Treasury Bills
0.00%, 5/13/20(p)(r)	ARS	250,000	$804
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 34.16%, 8/28/20(k)(r)		224,000	1,821
Japan Treasury Bills
(0.14)%, 5/11/20(p)	JPY	184,150,000	1,712,898

Total Foreign Government Treasury Bills			1,715,523

Repurchase Agreements (0.0%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $102,000.(xx)		$100,000	100,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $77,593, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $79,145.(xx)		77,593	77,593
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $519,510, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $529,900.(xx)		519,510	519,510

Total Repurchase Agreements			697,103

U.S. Government Agency Security (0.4%)
FHLB
0.09%, 5/22/20(o)(p)		5,200,000	5,199,357

Total Short-Term Investments (0.5%) (Cost $7,561,669)			7,611,983

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 05/22/2020 at EUR 113.50, European Style Notional Amount: EUR 1,300,000 Exchange Traded*		13	287
U.S. Treasury 30 Year Bond 05/22/2020 at USD 196.00, American Style Notional Amount: USD 5,500,000 Exchange Traded*		55	33,516

			33,803

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/22/2020 at USD 119.50, American Style Notional Amount: USD 10,000,000 Exchange Traded*		100	4,687
U.S. Treasury 10 Year Note 05/22/2020 at USD 120.00, American Style Notional Amount: USD 2,700,000 Exchange Traded*		27	1,266
U.S. Treasury 5 Year Note 05/22/2020 at USD 112.50, American Style Notional Amount: USD 2,000,000 Exchange Traded*		20	781
U.S. Treasury 5 Year Note 05/22/2020 at USD 113.25, American Style Notional Amount: USD 700,000 Exchange Traded*		7	274
U.S. Treasury 5 Year Note 05/22/2020 at USD 113.00, American Style Notional Amount: USD 15,000,000 Exchange Traded*		150	5,859

			12,867

Total Options Purchased (0.0%) (Cost $3,126)			46,670

Total Investments in Securities (109.0%) (Cost $1,591,307,452)			1,661,068,711
Other Assets Less Liabilities (-9.0%)			(136,854,931)

Net Assets (100%)			$1,524,213,780

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $104,488,924 or 6.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $536,441.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $19,143,887 or 1.3% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2020.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)	At March 31, 2020, the Portfolio had loaned securities with a total value of $682,150. This was collateralized by cash of $697,103 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARLLMONP — Argentina Blended Policy Rate

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	140	6/2020	EUR	21,834,553	(1,163,320)
Euro-Bund	32	6/2020	EUR	6,088,361	(29,519)
U.S. Treasury 2 Year Note	33	6/2020	USD	7,272,633	116,725
U.S. Treasury 5 Year Note	446	6/2020	USD	55,910,281	1,632,392
U.S. Treasury 10 Year Note	199	6/2020	USD	27,598,812	1,110,136
U.S. Treasury 10 Year Ultra Note	40	6/2020	USD	6,241,250	317,968
U.S. Treasury Ultra Bond	3	6/2020	USD	665,625	(3,567)

					1,980,815

Short Contracts
Euro-Bobl	(34)	6/2020	EUR	(5,070,186)	34,567
Euro-Schatz	(80)	6/2020	EUR	(9,898,748)	(6,803)
Japan 10 Year Bond	(11)	6/2020	JPY	(15,608,184)	243,313
Japan 10 Year Bond Mini	(12)	6/2020	JPY	(1,703,604)	22,546
U.S. Treasury Long Bond	(59)	6/2020	USD	(10,564,688)	(729,747)
3 Month Euro Euribor	(8)	9/2020	EUR	(2,214,623)	6,177
3 Month Euro Euribor	(8)	12/2020	EUR	(2,214,954)	5,734

					(424,213)

					1,556,602

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,408,000	USD	2,602,828	Goldman Sachs Bank USA	4/2/2020	52,957
EUR	1,025,000	USD	1,097,236	JPMorgan Chase Bank	4/2/2020	33,236
USD	1,323,030	AUD	1,997,000	Barclays Bank plc	4/2/2020	94,675
USD	1,660,289	AUD	2,541,000	Goldman Sachs Bank USA	4/2/2020	97,320
USD	1,554,984	CAD	2,083,066	Bank of America	4/2/2020	74,798
USD	1,202,012	EUR	1,085,000	Barclays Bank plc	4/2/2020	5,365
USD	2,499,308	EUR	2,224,000	Goldman Sachs Bank USA	4/2/2020	46,458
USD	544,143	EUR	486,321	JPMorgan Chase Bank	4/8/2020	7,688
USD	470,829	ZAR	6,890,356	JPMorgan Chase Bank	4/8/2020	85,936
GBP	4,188,000	USD	5,113,909	JPMorgan Chase Bank	5/15/2020	92,665
JPY	704,300,000	USD	6,431,241	Bank of America	5/15/2020	132,442
USD	8,318,749	GBP	6,439,000	Barclays Bank plc	5/15/2020	313,703
USD	9,329,454	GBP	7,220,000	JPMorgan Chase Bank	5/15/2020	353,459
USD	59,698	JPY	6,400,000	Barclays Bank plc	5/15/2020	54
USD	735,559	JPY	76,800,000	JPMorgan Chase Bank	5/15/2020	19,826
USD	281,727	MYR	1,188,496	Goldman Sachs Bank USA**	6/17/2020	6,917

Total unrealized appreciation						1,417,499

AUD	1,333,000	USD	885,883	Barclays Bank plc	4/2/2020	(65,955)
AUD	721,000	USD	444,277	JPMorgan Chase Bank	4/2/2020	(790)
CAD	1,888,560	USD	1,408,472	Goldman Sachs Bank USA	4/2/2020	(66,498)
EUR	2,969,000	USD	3,357,847	Barclays Bank plc	4/2/2020	(83,337)
EUR	1,641,000	USD	1,833,572	Goldman Sachs Bank USA	4/2/2020	(23,713)
USD	12,694,426	EUR	11,556,000	Bank of America	4/2/2020	(50,686)
ZAR	7,545,243	USD	518,491	JPMorgan Chase Bank	4/8/2020	(97,017)
JPY	280,985,968	USD	2,659,719	Standard Chartered Bank	4/9/2020	(45,978)
USD	5,883,732	JPY	639,676,453	JPMorgan Chase Bank	4/9/2020	(66,558)
USD	221,760	EUR	202,000	Barclays Bank plc	5/4/2020	(1,318)
USD	7,510,715	EUR	6,822,000	JPMorgan Chase Bank	5/5/2020	(23,393)
GBP	1,884,000	USD	2,403,258	Barclays Bank plc	5/15/2020	(61,045)
JPY	98,100,000	USD	928,681	JPMorgan Chase Bank	5/15/2020	(14,443)
USD	508,018	GBP	434,000	JPMorgan Chase Bank	5/15/2020	(31,535)
USD	5,072,036	JPY	560,600,000	Barclays Bank plc	5/15/2020	(152,443)
USD	1,287,226	JPY	141,600,000	Goldman Sachs Bank USA	5/15/2020	(32,407)
USD	200,918	JPY	22,100,000	JPMorgan Chase Bank	5/15/2020	(5,042)
MXN	57,000	USD	2,982	JPMorgan Chase Bank	6/17/2020	(607)

Total unrealized depreciation						(822,765)

Net unrealized appreciation						594,734

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$24,500,325	$—	$24,500,325
Collateralized Mortgage Obligations	—	25,059,815	—	25,059,815
Commercial Mortgage-Backed Securities	—	28,104,138	—	28,104,138
Common Stocks
Consumer Staples	12	—	—	12
Financials	396	—	—	396
Corporate Bonds
Communication Services	—	12,385,185	—	12,385,185
Consumer Discretionary	—	5,799,530	—	5,799,530
Consumer Staples	—	10,575,112	—	10,575,112
Energy	—	10,986,084	—	10,986,084
Financials	—	89,672,812	299,989	89,972,801
Health Care	—	10,382,336	—	10,382,336
Industrials	—	14,718,424	—	14,718,424
Information Technology	—	11,706,891	—	11,706,891
Materials	—	4,730,724	—	4,730,724
Real Estate	—	16,029,431	—	16,029,431
Utilities	—	13,407,611	—	13,407,611
Foreign Government Securities	—	12,243,804	6,168	12,249,972
Forward Currency Contracts	—	1,417,499	—	1,417,499
Futures	3,489,558	—	—	3,489,558
Loan Participations
Financials	—	1,837,500	—	1,837,500
Mortgage-Backed Securities	—	171,536,081	—	171,536,081
Municipal Bonds	—	3,595,580	—	3,595,580
Options Purchased
Call Options Purchased	33,803	—	—	33,803
Put Options Purchased	12,867	—	—	12,867
Short-Term Investments
Foreign Government Treasury Bills	—	1,712,898	2,625	1,715,523
Repurchase Agreements	—	697,103	—	697,103
U.S. Government Agency Security	—	5,199,357	—	5,199,357
U.S. Government Agency Securities	—	576,132,762	—	576,132,762
U.S. Treasury Obligations	—	609,699,348	—	609,699,348

Total Assets	$3,536,636	$1,662,130,350	$308,782	$1,665,975,768

Liabilities:
Forward Currency Contracts	—	(822,765)	—	(822,765)
Futures	(1,932,956)	—	—	(1,932,956)

Total Liabilities	$(1,932,956)	$(822,765)	$—	$(2,755,721)

Total	$1,603,680	$1,661,307,585	$308,782	$1,663,220,047

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,718,552
Aggregate gross unrealized depreciation	(17,410,700)

Net unrealized appreciation	$69,307,852

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,593,912,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	4,900	$223,783
ATN International, Inc.	6,300	369,873
Bandwidth, Inc., Class A*	9,100	612,339
Cincinnati Bell, Inc.*	20,167	295,245
Cogent Communications Holdings, Inc.	23,225	1,903,753
Consolidated Communications Holdings, Inc.	37,941	172,632
Frontier Communications Corp.(x)*	53,953	20,502
IDT Corp., Class B*	1,100	5,962
Intelsat SA(x)*	49,900	76,347
Iridium Communications, Inc.*	53,200	1,187,956
Ooma, Inc.*	4,800	57,264
ORBCOMM, Inc.*	34,700	84,668
Pareteum Corp.(x)*	65,500	26,986
Vonage Holdings Corp.*	128,100	926,163

		5,963,473

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	99,401
Eros International plc*	41,800	68,970
Glu Mobile, Inc.*	62,400	392,496
IMAX Corp.*	34,100	308,605
Liberty Media Corp.-Liberty Braves, Class A*	9,000	175,500
Liberty Media Corp.-Liberty Braves, Class C*	18,100	344,986
LiveXLive Media, Inc.(x)*	4,900	7,742
Marcus Corp. (The)	19,700	242,704
Reading International, Inc., Class A*	10,300	40,067

		1,680,471

Interactive Media & Services (0.4%)
Cargurus, Inc.*	42,000	795,480
Cars.com, Inc.*	41,200	177,160
DHI Group, Inc.*	3,700	7,992
Eventbrite, Inc., Class A*	20,700	151,110
EverQuote, Inc., Class A(x)*	8,800	231,000
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	75,960
Meet Group, Inc. (The)*	59,400	348,678
QuinStreet, Inc.*	24,700	198,835
Travelzoo*	1,900	7,467
TrueCar, Inc.*	51,100	123,662
Yelp, Inc.*	44,500	802,335

		2,919,679

Media (0.7%)
Boston Omaha Corp., Class A(x)*	3,200	57,952
Cardlytics, Inc.*	7,200	251,712
Central European Media Enterprises Ltd., Class A*	60,800	190,304
Clear Channel Outdoor Holdings, Inc.*	23,100	14,784
comScore, Inc.*	4,800	13,536
Cumulus Media, Inc., Class A*	800	4,336
Daily Journal Corp.(x)*	500	114,150
Emerald Holding, Inc.	14,100	36,519
Entercom Communications Corp., Class A	71,600	122,436
Entravision Communications Corp., Class A	40,900	83,027
EW Scripps Co. (The), Class A	34,312	258,712
Fluent, Inc.(x)*	10,500	12,285
Gannett Co., Inc.(x)	60,789	89,968
Gray Television, Inc.*	65,000	698,100
Hemisphere Media Group, Inc.*	6,900	58,926
Lee Enterprises, Inc.*	2,900	2,851
Liberty Latin America Ltd., Class A*	24,300	255,636
Liberty Latin America Ltd., Class C*	63,500	651,510
Loral Space & Communications, Inc.*	7,096	115,310
Marchex, Inc., Class B*	1,700	2,465
MDC Partners, Inc., Class A*	32,000	46,400
Meredith Corp.(x)	21,500	262,730
MSG Networks, Inc., Class A(x)*	33,700	343,740
National CineMedia, Inc.	38,423	125,259
Saga Communications, Inc., Class A	2,100	57,771
Scholastic Corp.	14,860	378,781
TechTarget, Inc.*	15,100	311,211
TEGNA, Inc.	121,100	1,315,146
Tribune Publishing Co.	15,400	124,894
WideOpenWest, Inc.*	21,200	100,912

		6,101,363

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	238,725
Gogo, Inc.(x)*	63,600	134,832
Shenandoah Telecommunications Co.	26,848	1,322,264
Spok Holdings, Inc.	14,400	153,936

		1,849,757

Total Communication Services		18,514,743

Consumer Discretionary (8.7%)
Auto Components (0.9%)
Adient plc*	49,600	449,872
American Axle & Manufacturing Holdings, Inc.*	62,275	224,813
Cooper Tire & Rubber Co.	33,322	543,148
Cooper-Standard Holdings, Inc.*	7,300	74,971
Dana, Inc.	85,565	668,263
Dorman Products, Inc.*	15,200	840,104
Fox Factory Holding Corp.*	20,100	844,200
Gentherm, Inc.*	22,600	709,640
LCI Industries	13,370	893,517
Modine Manufacturing Co.*	30,300	98,475
Motorcar Parts of America, Inc.*	10,300	129,574
Standard Motor Products, Inc.	12,800	532,096
Stoneridge, Inc.*	13,300	222,775
Tenneco, Inc., Class A*	28,997	104,389
Visteon Corp.*	16,000	767,680

		7,103,517

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	482,392

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	731,392
Funko, Inc., Class A(x)*	14,100	56,259
Greenlane Holdings, Inc., Class A(x)*	7,800	13,416
Weyco Group, Inc.	2,700	54,459

		855,526

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	36,000	964,440
American Public Education, Inc.*	9,407	225,110
Carriage Services, Inc.	8,000	129,200
Chegg, Inc.*	65,600	2,347,168
Collectors Universe, Inc.	900	14,103
Houghton Mifflin Harcourt Co.*	63,600	119,568
K12, Inc.*	17,584	331,634
Laureate Education, Inc., Class A*	59,700	627,447
OneSpaWorld Holdings Ltd.(x)	25,700	104,342
Perdoceo Education Corp.*	38,600	416,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Regis Corp.*	16,052	$94,867
Select Interior Concepts, Inc., Class A*	3,500	7,245
Strategic Education, Inc.	12,664	1,769,921
WW International, Inc.*	26,600	449,806

		7,601,345

Hotels, Restaurants & Leisure (1.9%)
BBX Capital Corp.	5,300	12,243
Biglari Holdings, Inc., Class B*	491	25,237
BJ’s Restaurants, Inc.	12,134	168,541
Bloomin’ Brands, Inc.	59,800	426,972
Bluegreen Vacations Corp.(x)	5,100	29,478
Boyd Gaming Corp.	46,700	673,414
Brinker International, Inc.	21,400	257,014
Carrols Restaurant Group, Inc.*	15,900	28,938
Century Casinos, Inc.*	9,500	22,895
Cheesecake Factory, Inc. (The)(x)	25,721	439,315
Churchill Downs, Inc.	19,479	2,005,363
Chuy’s Holdings, Inc.*	9,500	95,665
Cracker Barrel Old Country Store, Inc.(x)	13,701	1,140,197
Dave & Buster’s Entertainment, Inc.(x)	24,100	315,228
Del Taco Restaurants, Inc.*	12,000	41,160
Denny’s Corp.*	40,100	307,968
Dine Brands Global, Inc.	11,281	323,539
Drive Shack, Inc.*	5,600	8,512
El Pollo Loco Holdings, Inc.(x)*	16,600	140,270
Eldorado Resorts, Inc.(x)*	36,759	529,330
Everi Holdings, Inc.*	36,800	121,440
Fiesta Restaurant Group, Inc.*	13,100	52,793
Golden Entertainment, Inc.*	2,500	16,525
J Alexander’s Holdings, Inc.*	4,406	16,875
Jack in the Box, Inc.	14,239	499,077
Lindblad Expeditions Holdings, Inc.*	9,700	40,449
Marriott Vacations Worldwide Corp.	23,680	1,316,134
Monarch Casino & Resort, Inc.*	5,800	162,806
Nathan’s Famous, Inc.	1,200	73,200
Noodles & Co.(x)*	7,300	34,383
Papa John’s International, Inc.(x)	15,642	834,814
Penn National Gaming, Inc.*	60,804	769,171
PlayAGS, Inc.*	6,800	18,020
Potbelly Corp.*	6,900	21,321
RCI Hospitality Holdings, Inc.	1,000	9,970
Red Lion Hotels Corp.*	1,200	1,752
Red Robin Gourmet Burgers, Inc.(x)*	3,500	29,820
Red Rock Resorts, Inc., Class A	38,900	332,595
Ruth’s Hospitality Group, Inc.	8,500	56,780
Scientific Games Corp., Class A*	31,300	303,610
SeaWorld Entertainment, Inc.*	28,400	312,968
Shake Shack, Inc., Class A(x)*	16,100	607,614
Target Hospitality Corp.*	8,000	15,920
Texas Roadhouse, Inc.	39,618	1,636,223
Twin River Worldwide Holdings, Inc.(x)	15,200	197,752
Wingstop, Inc.	16,600	1,323,020

		15,796,311

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	3,600	19,620
Beazer Homes USA, Inc.*	18,100	116,564
Cavco Industries, Inc.*	4,900	710,206
Century Communities, Inc.*	15,000	217,650
Ethan Allen Interiors, Inc.	11,554	118,082
Flexsteel Industries, Inc.	2,500	27,400
GoPro, Inc., Class A(x)*	57,100	149,602
Green Brick Partners, Inc.*	14,800	119,140
Hamilton Beach Brands Holding Co., Class A	3,800	36,138
Helen of Troy Ltd.*	14,198	2,044,938
Hooker Furniture Corp.	6,500	101,465
Installed Building Products, Inc.*	11,100	442,557
iRobot Corp.(x)*	15,900	650,310
KB Home	47,900	866,990
La-Z-Boy, Inc.	28,209	579,695
Legacy Housing Corp.*	1,700	15,725
LGI Homes, Inc.*	11,300	510,195
Lifetime Brands, Inc.	5,600	31,640
Lovesac Co. (The)(x)*	1,900	11,077
M.D.C. Holdings, Inc.	27,847	646,050
M/I Homes, Inc.*	12,300	203,319
Meritage Homes Corp.*	21,939	800,993
Purple Innovation, Inc.*	5,100	28,968
Skyline Champion Corp.*	28,500	446,880
Sonos, Inc.*	39,500	334,960
Taylor Morrison Home Corp., Class A*	71,320	784,520
TopBuild Corp.*	21,800	1,561,752
TRI Pointe Group, Inc.*	85,601	750,721
Tupperware Brands Corp.(x)	28,700	46,494
Universal Electronics, Inc.*	5,900	226,383
ZAGG, Inc.(x)*	15,000	46,650

		12,646,684

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	12,700	168,021
Duluth Holdings, Inc., Class B(x)*	10,500	42,105
Groupon, Inc.(x)*	246,300	241,423
Lands’ End, Inc.*	1,700	9,078
Leaf Group Ltd.*	300	402
Liquidity Services, Inc.*	9,000	34,920
Overstock.com, Inc.*	3,100	15,469
PetMed Express, Inc.(x)	11,700	336,726
Quotient Technology, Inc.*	62,500	406,250
RealReal, Inc. (The)(x)*	16,400	114,964
Rubicon Project, Inc. (The)*	23,000	127,650
Shutterstock, Inc.	10,900	350,544
Stamps.com, Inc.*	9,300	1,209,744
Stitch Fix, Inc., Class A(x)*	23,700	300,990
Waitr Holdings, Inc.(x)*	10,400	12,792

		3,371,078

Leisure Products (0.4%)
Acushnet Holdings Corp.	19,900	511,828
American Outdoor Brands Corp.*	29,835	247,630
Callaway Golf Co.	52,763	539,238
Clarus Corp.	5,000	49,000
Johnson Outdoors, Inc., Class A	2,800	175,560
Malibu Boats, Inc., Class A*	8,700	250,473
Marine Products Corp.	1,300	10,504
MasterCraft Boat Holdings, Inc.*	1,100	8,030
Sturm Ruger & Co., Inc.	10,600	539,646
Vista Outdoor, Inc.*	28,000	246,400
YETI Holdings, Inc.(x)*	31,300	610,976

		3,189,285

Multiline Retail (0.1%)
Big Lots, Inc.(x)	25,600	364,032
Dillard’s, Inc., Class A(x)	8,700	321,465
JC Penney Co., Inc.(x)*	108,300	38,988

		724,485

Specialty Retail (1.7%)
Aaron’s, Inc.	37,200	847,416
Abercrombie & Fitch Co., Class A	39,300	357,237
American Eagle Outfitters, Inc.	94,800	753,660
America’s Car-Mart, Inc.*	2,900	163,415
Asbury Automotive Group, Inc.*	11,442	631,942
Ascena Retail Group, Inc.(x)*	3,568	4,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
At Home Group, Inc.(x)*	51,600	$104,232
Barnes & Noble Education, Inc.*	11,475	15,606
Bed Bath & Beyond, Inc.(x)	75,100	316,171
Boot Barn Holdings, Inc.*	15,600	201,708
Buckle, Inc. (The)(x)	11,389	156,143
Caleres, Inc.	27,663	143,848
Camping World Holdings, Inc., Class A(x)	34,300	195,167
Cato Corp. (The), Class A	14,823	158,161
Chico’s FAS, Inc.	50,500	65,145
Children’s Place, Inc. (The)(x)	11,390	222,788
Citi Trends, Inc.	2,500	22,250
Container Store Group, Inc. (The)*	9,400	22,184
Designer Brands, Inc., Class A	38,100	189,738
Express, Inc.(x)*	54,600	81,354
GameStop Corp., Class A(x)*	47,600	166,600
Genesco, Inc.*	8,757	116,818
GNC Holdings, Inc., Class A(x)*	11,600	5,430
Group 1 Automotive, Inc.	11,937	528,332
Guess?, Inc.(x)	35,400	239,658
Haverty Furniture Cos., Inc.	11,400	135,546
Hibbett Sports, Inc.(x)*	10,455	114,326
Hudson Ltd., Class A*	20,000	100,400
Lithia Motors, Inc., Class A	13,600	1,112,344
MarineMax, Inc.*	10,000	104,200
Michaels Cos., Inc. (The)(x)*	48,300	78,246
Monro, Inc.	17,604	771,231
Murphy USA, Inc.*	17,400	1,467,864
National Vision Holdings, Inc.*	44,592	865,977
Office Depot, Inc.	313,000	513,320
Rent-A-Center, Inc.	27,603	390,306
RH(x)*	9,443	948,738
Sally Beauty Holdings, Inc.*	68,400	552,672
Shoe Carnival, Inc.(x)	5,900	122,543
Signet Jewelers Ltd.	33,000	212,850
Sleep Number Corp.*	16,700	319,972
Sonic Automotive, Inc., Class A	14,825	196,876
Sportsman’s Warehouse Holdings, Inc.*	2,300	14,168
Tailored Brands, Inc.(x)	48,751	84,827
Tilly’s, Inc., Class A	2,700	11,151
Winmark Corp.	1,200	152,904
Zumiez, Inc.*	8,500	147,220

		14,127,644

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	42,834	727,750
Culp, Inc.	4,900	36,064
Deckers Outdoor Corp.*	16,200	2,170,800
Fossil Group, Inc.*	9,300	30,597
G-III Apparel Group Ltd.*	24,200	186,340
Kontoor Brands, Inc.(x)	25,000	479,250
Movado Group, Inc.	4,600	54,372
Oxford Industries, Inc.	8,700	315,462
Rocky Brands, Inc.	400	7,740
Steven Madden Ltd.	48,310	1,122,241
Superior Group of Cos., Inc.	500	4,230
Unifi, Inc.*	9,900	114,345
Vera Bradley, Inc.*	18,100	74,572
Wolverine World Wide, Inc.	44,780	680,656

		6,004,419

Total Consumer Discretionary		71,902,686

Consumer Staples (3.4%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,828,243
Celsius Holdings, Inc.(x)*	7,900	33,259
Coca-Cola Consolidated, Inc.	2,600	542,178
Craft Brew Alliance, Inc.(x)*	12,800	190,720
MGP Ingredients, Inc.(x)	7,100	190,919
National Beverage Corp.(x)*	5,400	230,310
New Age Beverages Corp.(x)*	30,800	42,812

		3,058,441

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	16,409	307,669
BJ’s Wholesale Club Holdings, Inc.*	63,166	1,608,838
Chefs’ Warehouse, Inc. (The)*	24,900	250,743
HF Foods Group, Inc.(x)*	2,100	17,619
Ingles Markets, Inc., Class A	6,800	245,888
Natural Grocers by Vitamin Cottage, Inc.	13,600	115,736
Performance Food Group Co.*	56,900	1,406,568
PriceSmart, Inc.	11,452	601,802
Rite Aid Corp.(x)*	29,394	440,910
SpartanNash Co.	20,870	298,858
United Natural Foods, Inc.*	28,488	261,520
Village Super Market, Inc., Class A	5,800	142,564
Weis Markets, Inc.	4,751	197,927

		5,896,642

Food Products (1.5%)
Alico, Inc.	1,200	37,248
B&G Foods, Inc.(x)	37,700	681,993
Bridgford Foods Corp.*	100	2,307
Calavo Growers, Inc.	8,900	513,441
Cal-Maine Foods, Inc.	17,384	764,548
Darling Ingredients, Inc.*	94,299	1,807,712
Farmer Brothers Co.*	7,217	50,230
Fresh Del Monte Produce, Inc.	18,504	510,895
Freshpet, Inc.*	17,600	1,124,112
Hostess Brands, Inc.*	68,900	734,474
J&J Snack Foods Corp.	8,603	1,040,963
John B Sanfilippo & Son, Inc.	3,700	330,780
Lancaster Colony Corp.	10,737	1,553,000
Landec Corp.*	16,800	145,992
Limoneira Co.	9,300	121,830
Sanderson Farms, Inc.	11,493	1,417,317
Seneca Foods Corp., Class A*	6,400	254,592
Simply Good Foods Co. (The)*	47,700	918,702
Tootsie Roll Industries, Inc.	9,990	359,258

		12,369,394

Household Products (0.3%)
Central Garden & Pet Co.*	5,400	148,500
Central Garden & Pet Co., Class A*	23,733	606,853
Oil-Dri Corp. of America	3,400	113,696
WD-40 Co.	8,227	1,652,393

		2,521,442

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	22,669	386,506
Edgewell Personal Care Co.*	30,100	724,808
elf Beauty, Inc.*	11,100	109,224
Inter Parfums, Inc.	9,100	421,785
Lifevantage Corp.*	2,000	20,600
Medifast, Inc.(x)	6,000	375,000
Nature’s Sunshine Products, Inc.*	900	7,317
Revlon, Inc., Class A(x)*	11,100	121,323
USANA Health Sciences, Inc.*	7,000	404,320
Youngevity International, Inc.(x)*	1,000	700

		2,571,583

Tobacco (0.2%)
22nd Century Group, Inc.(x)*	29,800	22,350
Pyxus International, Inc.(x)*	11,900	37,009
Turning Point Brands, Inc.(x)	8,500	179,435
Universal Corp.	14,153	625,704
Vector Group Ltd.	60,708	571,870

		1,436,368

Total Consumer Staples		27,853,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.7%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	71,000	$266,960
Cactus, Inc., Class A	26,600	308,560
Covia Holdings Corp.(x)*	7,600	4,343
Diamond Offshore Drilling, Inc.(x)*	37,000	67,710
DMC Global, Inc.(x)	8,000	184,080
Dril-Quip, Inc.*	21,700	661,850
Era Group, Inc.*	14,000	74,620
Exterran Corp.*	15,100	72,480
Forum Energy Technologies, Inc.*	68,500	12,145
Frank’s International NV*	46,200	119,658
FTS International, Inc.(x)*	20,900	4,661
Helix Energy Solutions Group, Inc.*	79,400	130,216
Independence Contract Drilling, Inc.(x)*	740	1,036
KLX Energy Services Holdings, Inc.(x)*	11,920	8,344
Liberty Oilfield Services, Inc., Class A	39,800	107,062
Mammoth Energy Services, Inc.(x)	17,200	12,879
Matrix Service Co.*	13,200	125,004
Nabors Industries Ltd.(x)	199,500	77,825
National Energy Services Reunited Corp.(x)*	1,100	5,588
Natural Gas Services Group, Inc.*	7,477	33,347
NCS Multistage Holdings, Inc.*	5,400	3,456
Newpark Resources, Inc.*	47,602	42,699
NexTier Oilfield Solutions, Inc.*	90,936	106,395
Nine Energy Service, Inc.(x)*	5,000	4,041
Noble Corp. plc(x)*	139,900	36,374
Oceaneering International, Inc.*	55,200	162,288
Oil States International, Inc.*	29,100	59,073
Pacific Drilling SA*	1,000	430
ProPetro Holding Corp.*	45,200	113,000
RigNet, Inc.*	10,500	18,900
RPC, Inc.(x)	22,100	45,526
SEACOR Holdings, Inc.*	9,200	248,032
SEACOR Marine Holdings, Inc.*	14,749	64,601
Seadrill Ltd.(x)*	17,100	7,353
Select Energy Services, Inc., Class A*	33,500	108,205
Smart Sand, Inc.(x)*	29,700	30,888
Solaris Oilfield Infrastructure, Inc., Class A	8,600	45,150
TETRA Technologies, Inc.*	75,761	24,244
Tidewater, Inc.*	21,350	151,158
US Silica Holdings, Inc.(x)	16,900	30,420

		3,580,601

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.(x)*	91,600	11,084
Amplify Energy Corp.	2,800	1,584
Arch Coal, Inc., Class A(x)	12,600	364,140
Ardmore Shipping Corp.	17,300	90,825
Berry Corp.	22,600	54,466
Bonanza Creek Energy, Inc.*	11,200	126,000
Brigham Minerals, Inc., Class A	4,200	34,734
California Resources Corp.(x)*	25,200	25,200
Callon Petroleum Co.(x)*	219,226	120,114
Clean Energy Fuels Corp.*	89,659	159,593
CNX Resources Corp.*	109,900	584,668
Comstock Resources, Inc.(x)*	9,700	52,283
CONSOL Energy, Inc.(x)*	11,700	43,173
Contura Energy, Inc.*	10,700	25,145
CVR Energy, Inc.(x)	20,800	343,824
Delek US Holdings, Inc.	46,447	732,005
Denbury Resources, Inc.(x)*	122,300	22,577
DHT Holdings, Inc.	61,500	471,705
Diamond S Shipping, Inc., Class S*	1,300	15,353
Dorian LPG Ltd.*	20,738	180,628
Earthstone Energy, Inc., Class A(x)*	3,000	5,280
Energy Fuels, Inc.(x)*	17,600	20,768
Evolution Petroleum Corp.	19,000	49,590
Extraction Oil & Gas, Inc.(x)*	58,600	24,729
Falcon Minerals Corp.	1,300	2,795
GasLog Ltd.(x)	15,300	55,386
Golar LNG Ltd.(x)	55,100	434,188
Goodrich Petroleum Corp.*	600	2,556
Green Plains, Inc.	24,800	120,280
Gulfport Energy Corp.(x)*	97,600	43,403
Hallador Energy Co.	1,700	1,613
HighPoint Resources Corp.*	86,502	16,435
International Seaways, Inc.	25,466	608,383
Jura Energy Corp.*	690	24
Laredo Petroleum, Inc.*	86,900	33,005
Magnolia Oil & Gas Corp., Class A(x)*	57,200	228,800
Matador Resources Co.(x)*	58,500	145,080
Montage Resources Corp.(x)*	9,566	21,523
NACCO Industries, Inc., Class A	2,500	69,950
NextDecade Corp.(x)*	600	1,128
Nordic American Tankers Ltd.	36,801	166,708
Northern Oil and Gas, Inc.(x)*	173,300	114,915
Oasis Petroleum, Inc.(x)*	180,628	63,220
Overseas Shipholding Group, Inc., Class A*	21,500	48,805
Panhandle Oil and Gas, Inc., Class A	9,700	35,793
Par Pacific Holdings, Inc.*	17,600	124,960
PDC Energy, Inc.*	59,180	367,508
Peabody Energy Corp.	45,100	130,790
Penn Virginia Corp.*	8,000	24,720
QEP Resources, Inc.	135,400	45,291
Renewable Energy Group, Inc.*	16,900	346,957
REX American Resources Corp.*	3,600	167,436
Ring Energy, Inc.(x)*	32,100	21,144
Rosehill Resources, Inc.*	400	164
SandRidge Energy, Inc.*	19,900	17,892
Scorpio Tankers, Inc.	25,830	493,870
SFL Corp. Ltd.	61,305	580,558
SilverBow Resources, Inc.(x)*	300	741
SM Energy Co.(x)	63,400	77,348
Southwestern Energy Co.(x)*	329,400	556,686
Talos Energy, Inc.*	10,900	62,675
Teekay Corp.*	64,900	205,084
Teekay Tankers Ltd., Class A*	13,744	305,667
Tellurian, Inc.(x)*	66,600	60,200
Unit Corp.(x)*	28,500	7,410
W&T Offshore, Inc.(x)*	66,444	112,955
Whiting Petroleum Corp.(x)*	51,500	34,526
World Fuel Services Corp.	37,400	941,732

		10,459,772

Total Energy		14,040,373

Financials (16.5%)
Banks (8.8%)
1st Constitution Bancorp	200	2,650
1st Source Corp.	9,072	294,205
ACNB Corp.	4,200	126,000
Allegiance Bancshares, Inc.	16,600	400,226
Amalgamated Bank, Class A	4,500	48,690
Amerant Bancorp, Inc.*	3,700	56,943
American National Bankshares, Inc.	5,200	124,280
Ameris Bancorp	36,894	876,601
Ames National Corp.	5,650	115,542
Arrow Financial Corp.	7,542	210,196
Atlantic Capital Bancshares, Inc.*	13,100	155,497
Atlantic Union Bankshares Corp.	53,074	1,162,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Banc of California, Inc.	27,900	$223,200
BancFirst Corp.	15,000	500,550
Bancorp, Inc. (The)*	32,900	199,703
BancorpSouth Bank	61,000	1,154,120
Bank First Corp.(x)	1,100	61,600
Bank of Commerce Holdings	200	1,574
Bank of Marin Bancorp	6,200	186,000
Bank of NT Butterfield & Son Ltd. (The)	30,800	524,524
Bank of Princeton (The)	200	4,650
BankFinancial Corp.	11,721	103,262
Bankwell Financial Group, Inc.	3,500	53,410
Banner Corp.	23,000	759,920
Bar Harbor Bankshares	9,146	158,043
Baycom Corp.*	1,100	13,255
BCB Bancorp, Inc.	1,000	10,650
Berkshire Hills Bancorp, Inc.	31,070	461,700
Boston Private Financial Holdings, Inc.	46,970	335,835
Bridge Bancorp, Inc.	9,681	204,850
Brookline Bancorp, Inc.	39,977	450,941
Bryn Mawr Bank Corp.	9,280	263,366
Business First Bancshares, Inc.	1,300	17,550
Byline Bancorp, Inc.	8,300	86,071
C&F Financial Corp.	2,200	87,780
Cadence Bancorp	69,687	456,450
Cambridge Bancorp(x)	800	41,600
Camden National Corp.	8,750	275,187
Capital Bancorp, Inc.*	400	5,008
Capital City Bank Group, Inc.	8,500	171,020
Capstar Financial Holdings, Inc.	1,900	18,791
Carolina Financial Corp.	10,700	276,809
Carter Bank & Trust	4,600	42,228
Cathay General Bancorp	41,947	962,684
CBTX, Inc.	9,900	175,923
CenterState Bank Corp.	67,787	1,167,970
Central Pacific Financial Corp.	17,100	271,890
Central Valley Community Bancorp	6,700	87,368
Century Bancorp, Inc., Class A	2,200	136,928
Chemung Financial Corp.	600	19,788
Citizens & Northern Corp.	6,902	138,040
City Holding Co.	8,450	562,178
Civista Bancshares, Inc.	2,400	35,904
CNB Financial Corp.	8,900	167,943
Coastal Financial Corp.*	500	5,255
Codorus Valley Bancorp, Inc.	6,383	102,766
Colony Bankcorp, Inc.	300	3,750
Columbia Banking System, Inc.	40,955	1,097,594
Community Bank System, Inc.	28,102	1,652,398
Community Bankers Trust Corp.	300	1,455
Community Trust Bancorp, Inc.	8,725	277,368
ConnectOne Bancorp, Inc.	16,200	217,728
CrossFirst Bankshares, Inc.*	4,300	36,120
Customers Bancorp, Inc.*	13,400	146,462
CVB Financial Corp.	75,587	1,515,519
Dime Community Bancshares, Inc.	17,901	245,423
Eagle Bancorp, Inc.	23,750	717,487
Enterprise Bancorp, Inc.	5,500	148,445
Enterprise Financial Services Corp.	12,495	348,735
Equity Bancshares, Inc., Class A*	7,200	124,200
Esquire Financial Holdings, Inc.*	300	4,515
Evans Bancorp, Inc.	100	2,431
Farmers & Merchants Bancorp, Inc.	1,000	25,910
Farmers National Banc Corp.	15,200	176,776
FB Financial Corp.	9,600	189,312
Fidelity D&D Bancorp, Inc.(x)	300	15,306
Financial Institutions, Inc.	8,900	161,446
First Bancorp (Nasdaq Stock Exchange)	16,310	376,435
First Bancorp (Quotrix Stock Exchange)	125,900	669,788
First Bancorp, Inc.	5,519	121,418
First Bancshares, Inc. (The)	5,000	95,350
First Bank	1,100	7,634
First Busey Corp.	29,359	502,332
First Business Financial Services, Inc.	5,400	83,700
First Capital, Inc.(x)	300	17,970
First Choice Bancorp	1,100	16,511
First Commonwealth Financial Corp.	51,113	467,173
First Community Bankshares, Inc.	8,800	205,040
First Financial Bancorp	53,743	801,308
First Financial Bankshares, Inc.(x)	73,248	1,965,976
First Financial Corp.	6,100	205,692
First Financial Northwest, Inc.	1,600	16,064
First Foundation, Inc.	16,400	167,608
First Guaranty Bancshares, Inc.	241	3,478
First Internet Bancorp	4,700	77,174
First Interstate BancSystem, Inc., Class A	26,927	776,575
First Merchants Corp.	28,177	746,409
First Mid Bancshares, Inc.	5,700	135,318
First Midwest Bancorp, Inc.	65,868	871,763
First Northwest Bancorp	6,500	70,655
First of Long Island Corp. (The)	11,775	204,296
Flushing Financial Corp.	15,042	200,961
FNCB Bancorp, Inc.	500	3,455
Franklin Financial Network, Inc.	7,400	150,886
Franklin Financial Services Corp.	500	13,725
Fulton Financial Corp.	99,800	1,146,702
FVCBankcorp, Inc.*	1,600	21,312
German American Bancorp, Inc.	12,150	333,518
Glacier Bancorp, Inc.	53,014	1,802,741
Great Southern Bancorp, Inc.	6,130	247,652
Great Western Bancorp, Inc.	33,400	684,032
Guaranty Bancshares, Inc.	1,400	32,396
Hancock Whitney Corp.	48,987	956,226
Hanmi Financial Corp.	16,700	181,195
HarborOne Bancorp, Inc.*	21,724	163,582
Hawthorn Bancshares, Inc.	400	7,340
HBT Financial, Inc.	1,400	14,742
Heartland Financial USA, Inc.	20,100	607,020
Heritage Commerce Corp.	19,900	152,633
Heritage Financial Corp.	28,662	573,240
Hilltop Holdings, Inc.	42,000	635,040
Home BancShares, Inc.	97,101	1,164,241
HomeTrust Bancshares, Inc.	10,200	162,384
Hope Bancorp, Inc.	73,614	605,107
Horizon Bancorp, Inc.	16,950	167,127
Howard Bancorp, Inc.*	1,700	18,462
IBERIABANK Corp.	33,985	1,228,898
Independent Bank Corp./MA	17,840	1,148,361
Independent Bank Corp./MI	11,600	149,292
Independent Bank Group, Inc.	24,355	576,726
International Bancshares Corp.	31,390	843,763
Investar Holding Corp.	500	6,385
Investors Bancorp, Inc.	139,840	1,117,322
Lakeland Bancorp, Inc.	23,635	255,494
Lakeland Financial Corp.	13,800	507,150
LCNB Corp.	6,100	76,860
Level One Bancorp, Inc.	100	1,800
Live Oak Bancshares, Inc.	17,500	218,225
Macatawa Bank Corp.	17,300	123,176
Mackinac Financial Corp.	400	4,180
MainStreet Bancshares, Inc.*	700	11,732
Mercantile Bank Corp.	8,400	177,828
Metrocity Bankshares, Inc.(x)	1,100	12,914
Metropolitan Bank Holding Corp.*	1,700	45,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mid Penn Bancorp, Inc.	400	$8,100
Midland States Bancorp, Inc.	10,900	190,641
MidWestOne Financial Group, Inc.	6,600	138,204
MutualFirst Financial, Inc.	4,000	112,800
MVB Financial Corp.	600	7,650
National Bank Holdings Corp., Class A	23,000	549,700
National Bankshares, Inc.	4,100	130,790
NBT Bancorp, Inc.	24,582	796,211
Nicolet Bankshares, Inc.*	3,600	196,488
Northeast Bank	500	5,830
Northrim BanCorp, Inc.	5,000	135,000
Norwood Financial Corp.	200	5,340
OFG Bancorp	38,600	431,548
Ohio Valley Banc Corp.	100	2,998
Old National Bancorp	98,605	1,300,600
Old Second Bancorp, Inc.	18,400	127,144
Opus Bank	9,600	166,368
Origin Bancorp, Inc.	9,700	196,425
Orrstown Financial Services, Inc.	1,200	16,524
Pacific Mercantile Bancorp*	2,500	11,775
Pacific Premier Bancorp, Inc.	34,693	653,616
Park National Corp.	7,648	593,791
Parke Bancorp, Inc.	770	10,387
PCB Bancorp	1,100	10,758
Peapack Gladstone Financial Corp.	9,100	163,345
Penns Woods Bancorp, Inc.	5,000	121,500
Peoples Bancorp of North Carolina, Inc.	20	407
Peoples Bancorp, Inc.	8,820	195,363
Peoples Financial Services Corp.	4,000	158,960
People’s Utah Bancorp	8,000	154,960
Preferred Bank	7,000	236,740
Premier Financial Bancorp, Inc.	8,312	103,069
QCR Holdings, Inc.	7,300	197,611
RBB Bancorp	3,400	46,648
Red River Bancshares, Inc.	500	18,610
Reliant Bancorp, Inc.	600	6,762
Renasant Corp.	32,281	705,017
Republic Bancorp, Inc., Class A	5,400	178,362
Republic First Bancorp, Inc.*	29,300	64,167
S&T Bancorp, Inc.	21,057	575,277
Sandy Spring Bancorp, Inc.	18,648	422,191
SB One Bancorp	600	10,200
Seacoast Banking Corp. of Florida*	32,100	587,751
Select Bancorp, Inc.*	200	1,526
ServisFirst Bancshares, Inc.	25,200	738,864
Shore Bancshares, Inc.	8,100	87,885
Sierra Bancorp	7,266	127,736
Silvergate Capital Corp., Class A(x)*	1,500	14,310
Simmons First National Corp., Class A	50,528	929,715
SmartFinancial, Inc.	1,600	24,336
South Plains Financial, Inc.	1,400	21,686
South State Corp.	20,052	1,177,654
Southern First Bancshares, Inc.*	4,700	133,339
Southern National Bancorp of Virginia, Inc.	10,400	102,336
Southside Bancshares, Inc.	16,089	488,945
Spirit of Texas Bancshares, Inc.*	2,800	28,952
Stock Yards Bancorp, Inc.	12,150	351,500
Summit Financial Group, Inc.	6,000	127,260
Tompkins Financial Corp.	8,300	595,940
Towne Bank	43,621	789,104
TriCo Bancshares	22,012	656,398
TriState Capital Holdings, Inc.*	13,900	134,413
Triumph Bancorp, Inc.*	18,500	481,000
Trustmark Corp.	38,680	901,244
UMB Financial Corp.	25,418	1,178,887
Union Bankshares, Inc.	1,900	42,750
United Bankshares, Inc.	54,273	1,252,621
United Community Banks, Inc.	51,100	935,641
United Security Bancshares	600	3,840
Univest Financial Corp.	14,525	237,048
Valley National Bancorp	233,886	1,709,707
Veritex Holdings, Inc.	29,770	415,887
Washington Trust Bancorp, Inc.	9,900	361,944
WesBanco, Inc.	42,267	1,001,728
West Bancorporation, Inc.	9,800	160,230
Westamerica Bancorp	14,174	833,148

		72,616,290

Capital Markets (1.6%)
Ares Management Corp.	40,500	1,252,665
Artisan Partners Asset Management, Inc., Class A	38,000	816,620
Assetmark Financial Holdings, Inc.*	5,500	112,145
Associated Capital Group, Inc., Class A	4,100	125,460
B. Riley Financial, Inc.	7,774	143,197
Blucora, Inc.*	26,800	322,940
Brightsphere Investment Group, Inc.	45,300	289,467
Calamos Asset Management, Inc.(r)*	2,500	—
Cohen & Steers, Inc.	12,009	545,809
Cowen, Inc., Class A	19,950	192,717
Diamond Hill Investment Group, Inc.	1,713	154,581
Donnelley Financial Solutions, Inc.*	21,000	110,670
Federated Hermes, Inc., Class B	54,100	1,030,605
Focus Financial Partners, Inc., Class A*	17,124	394,023
GAIN Capital Holdings, Inc.(x)	29,300	163,494
GAMCO Investors, Inc., Class A	7,900	86,821
Greenhill & Co., Inc.	15,100	148,584
Hamilton Lane, Inc., Class A	12,300	680,313
Houlihan Lokey, Inc.	24,200	1,261,304
INTL. FCStone, Inc.*	8,600	311,836
Moelis & Co., Class A	26,900	755,890
Oppenheimer Holdings, Inc., Class A	7,900	156,104
Piper Sandler Cos	8,300	419,731
PJT Partners, Inc., Class A	18,400	798,376
Pzena Investment Management, Inc., Class A	14,111	62,935
Safeguard Scientifics, Inc.	10,200	56,610
Sculptor Capital Management, Inc.	10,300	139,462
Siebert Financial Corp.*	600	4,332
Stifel Financial Corp.	37,386	1,543,294
Value Line, Inc.	100	3,235
Virtus Investment Partners, Inc.	5,978	454,986
Waddell & Reed Financial, Inc., Class A	44,900	510,962
Westwood Holdings Group, Inc.	5,597	102,481
WisdomTree Investments, Inc.	70,400	164,032

		13,315,681

Consumer Finance (0.6%)
Curo Group Holdings Corp.	16,400	86,920
Elevate Credit, Inc.*	2,200	2,288
Encore Capital Group, Inc.*	15,600	364,728
Enova International, Inc.*	19,213	278,396
EZCORP, Inc., Class A*	25,296	105,484
FirstCash, Inc.	23,535	1,688,401
Green Dot Corp., Class A*	32,400	822,636
LendingClub Corp.*	37,200	292,020
Medallion Financial Corp.*	3,300	6,138
Nelnet, Inc., Class A	11,569	525,348
Oportun Financial Corp.*	1,500	15,825
PRA Group, Inc.*	28,848	799,667
Regional Management Corp.*	7,200	98,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	3,481	$190,098

		5,276,301

Diversified Financial Services (0.3%)
Alerus Financial Corp.	700	11,564
Banco Latinoamericano de Comercio Exterior SA, Class E	16,281	167,857
Cannae Holdings, Inc.*	37,800	1,265,922
FGL Holdings	79,200	776,160
GWG Holdings, Inc.(x)*	900	9,144
Marlin Business Services Corp.	6,200	69,254
On Deck Capital, Inc.*	54,000	83,160

		2,383,061

Insurance (2.7%)
Ambac Financial Group, Inc.*	25,900	319,606
American Equity Investment Life Holding Co.	49,493	930,469
AMERISAFE, Inc.	10,900	702,723
Argo Group International Holdings Ltd.	18,985	703,584
Benefytt Technologies, Inc., Class A(x)*	5,700	127,623
BRP Group, Inc., Class A*	4,000	42,200
Citizens, Inc.(x)*	30,349	197,876
CNO Financial Group, Inc.	102,901	1,274,943
Crawford & Co., Class A	2,000	14,400
Donegal Group, Inc., Class A	10,544	160,269
eHealth, Inc.*	12,900	1,816,578
Employers Holdings, Inc.	19,701	798,088
Enstar Group Ltd.*	6,488	1,031,916
FBL Financial Group, Inc., Class A	5,400	252,018
FedNat Holding Co.	10,700	122,836
Genworth Financial, Inc., Class A*	284,700	945,204
Global Indemnity Ltd.	5,200	132,600
Goosehead Insurance, Inc., Class A*	5,600	249,928
Greenlight Capital Re Ltd., Class A*	22,793	135,618
Hallmark Financial Services, Inc.*	4,600	18,584
HCI Group, Inc.	5,100	205,275
Heritage Insurance Holdings, Inc.	18,300	195,993
Horace Mann Educators Corp.	23,037	842,924
Independence Holding Co.	2,000	51,120
Investors Title Co.	1,200	153,600
James River Group Holdings Ltd.	16,800	608,832
Kinsale Capital Group, Inc.	10,900	1,139,377
MBIA, Inc.*	75,500	539,070
National General Holdings Corp.	49,100	812,605
National Western Life Group, Inc., Class A	1,300	223,600
NI Holdings, Inc.*	1,400	18,984
Palomar Holdings, Inc.*	6,700	389,672
ProAssurance Corp.	29,700	742,500
ProSight Global, Inc.*	1,200	11,700
Protective Insurance Corp., Class B	8,823	121,316
RLI Corp.	21,796	1,916,522
Safety Insurance Group, Inc.	8,275	698,658
Selective Insurance Group, Inc.	32,632	1,621,811
State Auto Financial Corp.	8,834	245,497
Stewart Information Services Corp.	12,627	336,762
Third Point Reinsurance Ltd.*	51,900	384,579
Tiptree, Inc.	12,900	67,338
Trupanion, Inc.(x)*	21,800	567,454
United Fire Group, Inc.	12,364	403,190
United Insurance Holdings Corp.	17,000	157,080
Universal Insurance Holdings, Inc.	17,900	320,768
Watford Holdings Ltd.*	6,300	92,295

		22,845,585

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
AG Mortgage Investment Trust, Inc. (REIT)	15,300	41,922
Anworth Mortgage Asset Corp. (REIT)	53,411	60,354
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	638,172
Ares Commercial Real Estate Corp. (REIT)(x)	16,300	113,937
Arlington Asset Investment Corp. (REIT), Class A	25,400	55,626
ARMOUR Residential REIT, Inc. (REIT)	33,701	296,906
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	71,400	1,329,468
Capstead Mortgage Corp. (REIT)	54,837	230,315
Cherry Hill Mortgage Investment Corp. (REIT)	11,200	69,440
Colony Credit Real Estate, Inc. (REIT)	46,900	184,786
Dynex Capital, Inc. (REIT)	17,866	186,521
Ellington Financial, Inc. (REIT)	21,500	122,765
Exantas Capital Corp. (REIT)	21,948	60,576
Granite Point Mortgage Trust, Inc. (REIT)	41,700	211,419
Great Ajax Corp. (REIT)	12,627	80,308
Invesco Mortgage Capital, Inc. (REIT)	84,894	289,489
KKR Real Estate Finance Trust, Inc. (REIT)	13,300	199,633
Ladder Capital Corp. (REIT)	64,748	306,906
New York Mortgage Trust, Inc. (REIT)	148,000	229,400
Orchid Island Capital, Inc. (REIT)(x)	33,100	97,645
PennyMac Mortgage Investment Trust (REIT)	50,445	535,726
Ready Capital Corp. (REIT)	20,000	144,400
Redwood Trust, Inc. (REIT)	54,391	275,218
TPG RE Finance Trust, Inc. (REIT)	28,000	153,720
Western Asset Mortgage Capital Corp. (REIT)	31,700	72,593

		5,987,245

Thrifts & Mortgage Finance (1.8%)
Axos Financial, Inc.*	34,400	623,672
Bridgewater Bancshares, Inc.*	5,500	53,625
Capitol Federal Financial, Inc.	78,400	910,224
Columbia Financial, Inc.*	27,700	398,880
ESSA Bancorp, Inc.	800	10,920
Essent Group Ltd.	53,700	1,414,458
Federal Agricultural Mortgage Corp., Class C	4,300	239,209
First Defiance Financial Corp.	19,233	283,494
Flagstar Bancorp, Inc.	22,600	448,158
FS Bancorp, Inc.	300	10,800
Greene County Bancorp, Inc.	100	2,336
Hingham Institution for Savings	1,100	159,489
Home Bancorp, Inc.	5,300	129,426
HomeStreet, Inc.	14,700	326,781
Kearny Financial Corp.	64,511	554,149
Luther Burbank Corp.	6,600	60,522
Merchants Bancorp	4,400	66,792
Meridian Bancorp, Inc.	31,000	347,820
Meta Financial Group, Inc.	20,800	451,776
MMA Capital Holdings, Inc.*	300	7,419
Mr Cooper Group, Inc.*	35,388	259,394
NMI Holdings, Inc., Class A*	34,800	404,028
Northfield Bancorp, Inc.	24,183	270,608
Northwest Bancshares, Inc.	55,110	637,623
OceanFirst Financial Corp.	33,479	532,651
Ocwen Financial Corp.*	119,800	59,900
OP Bancorp	200	1,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PCSB Financial Corp.	2,700	$37,773
PDL Community Bancorp*	800	8,216
PennyMac Financial Services, Inc.	14,000	309,540
Pioneer Bancorp, Inc.*	700	7,266
Provident Bancorp, Inc.*	1,100	9,482
Provident Financial Holdings, Inc.	400	6,092
Provident Financial Services, Inc.	38,216	491,458
Prudential Bancorp, Inc.	200	2,960
Radian Group, Inc.	123,600	1,600,620
Riverview Bancorp, Inc.	1,100	5,511
Southern Missouri Bancorp, Inc.	5,100	123,777
Sterling Bancorp, Inc.	6,000	25,800
Territorial Bancorp, Inc.	5,995	147,177
Timberland Bancorp, Inc.	500	9,145
TrustCo Bank Corp.	52,454	283,776
Walker & Dunlop, Inc.	15,845	638,078
Washington Federal, Inc.	44,800	1,163,008
Waterstone Financial, Inc.	14,300	207,922
Western New England Bancorp, Inc.	16,900	114,244
WSFS Financial Corp.	29,553	736,461

		14,593,952

Total Financials		137,018,115

Health Care (20.6%)
Biotechnology (8.8%)
Abeona Therapeutics, Inc.*	23,500	49,350
ACADIA Pharmaceuticals, Inc.*	62,700	2,649,075
Acceleron Pharma, Inc.*	25,500	2,291,685
Acorda Therapeutics, Inc.(x)*	35,435	33,047
Adamas Pharmaceuticals, Inc.(x)*	21,100	60,979
ADMA Biologics, Inc.(x)*	13,300	38,304
Aduro Biotech, Inc.*	47,900	131,246
Adverum Biotechnologies, Inc.*	30,000	293,100
Aeglea BioTherapeutics, Inc.*	5,900	27,494
Affimed NV*	10,200	16,116
Agenus, Inc.(x)*	71,800	175,910
AgeX Therapeutics, Inc.(x)*	5,450	5,068
Aimmune Therapeutics, Inc.(x)*	24,200	348,964
Akcea Therapeutics, Inc.(x)*	13,400	191,620
Akebia Therapeutics, Inc.*	48,735	369,411
Akero Therapeutics, Inc.(x)*	4,300	91,160
Albireo Pharma, Inc.*	3,000	49,110
Aldeyra Therapeutics, Inc.(x)*	7,600	18,772
Alector, Inc.*	13,800	332,994
Allakos, Inc.(x)*	9,800	436,002
Allogene Therapeutics, Inc.(x)*	21,951	426,727
AMAG Pharmaceuticals, Inc.(x)*	30,800	190,344
Amicus Therapeutics, Inc.*	144,800	1,337,952
AnaptysBio, Inc.*	13,900	196,407
Anika Therapeutics, Inc.*	11,100	320,901
Apellis Pharmaceuticals, Inc.*	27,300	731,367
Applied Therapeutics, Inc.(x)*	3,700	120,953
Aprea Therapeutics, Inc.*	2,000	69,520
Arcus Biosciences, Inc.*	17,600	244,288
Ardelyx, Inc.*	35,300	200,680
Arena Pharmaceuticals, Inc.*	27,733	1,164,786
Arrowhead Pharmaceuticals, Inc.*	52,500	1,510,425
Assembly Biosciences, Inc.*	13,800	204,654
Atara Biotherapeutics, Inc.*	22,700	193,177
Athenex, Inc.*	33,500	259,290
Athersys, Inc.(x)*	75,400	226,200
Atreca, Inc., Class A(x)*	1,300	21,515
Avid Bioservices, Inc.*	15,800	80,738
Avrobio, Inc.*	13,500	210,060
Axcella Health, Inc.*	300	1,026
Beyondspring, Inc.(x)*	2,500	32,025
BioCryst Pharmaceuticals, Inc.(x)*	73,900	147,800
Biohaven Pharmaceutical Holding Co. Ltd.*	23,100	786,093
BioSpecifics Technologies Corp.*	4,000	226,280
Blueprint Medicines Corp.*	30,300	1,771,944
Bridgebio Pharma, Inc.(x)*	42,361	1,228,469
Cabaletta Bio, Inc.*	700	5,110
Calithera Biosciences, Inc.*	27,400	121,656
Calyxt, Inc.(x)*	7,800	25,974
CareDx, Inc.*	23,300	508,639
CASI Pharmaceuticals, Inc.(x)*	17,000	34,680
Castle Biosciences, Inc.(x)*	1,100	32,791
Catalyst Pharmaceuticals, Inc.*	74,300	286,055
Celcuity, Inc.*	500	3,250
Cellular Biomedicine Group, Inc.(x)*	3,000	47,460
CEL-SCI Corp.(x)*	16,300	188,102
ChemoCentryx, Inc.*	22,900	920,122
Chimerix, Inc.*	40,800	58,752
Clovis Oncology, Inc.(x)*	24,700	157,092
Coherus Biosciences, Inc.*	41,300	669,886
Concert Pharmaceuticals, Inc.*	16,800	148,512
Constellation Pharmaceuticals, Inc.*	8,700	273,441
Corbus Pharmaceuticals Holdings, Inc.(x)*	43,200	226,368
Cortexyme, Inc.(x)*	6,400	291,904
Crinetics Pharmaceuticals, Inc.(x)*	6,400	94,080
Cue Biopharma, Inc.*	1,600	22,704
Cyclerion Therapeutics, Inc.(x)*	10,720	28,408
Cytokinetics, Inc.*	25,200	297,108
CytomX Therapeutics, Inc.*	29,300	224,731
Deciphera Pharmaceuticals, Inc.*	10,600	436,402
Denali Therapeutics, Inc.(x)*	25,300	443,003
Dicerna Pharmaceuticals, Inc.*	29,800	547,426
Dynavax Technologies Corp.(x)*	52,750	186,208
Eagle Pharmaceuticals, Inc.*	4,800	220,800
Editas Medicine, Inc.*	25,500	505,665
Eidos Therapeutics, Inc.(x)*	7,400	362,526
Eiger BioPharmaceuticals, Inc.*	4,500	30,600
Emergent BioSolutions, Inc.*	24,800	1,434,928
Enanta Pharmaceuticals, Inc.*	8,800	452,584
Epizyme, Inc.*	45,600	707,256
Esperion Therapeutics, Inc.(x)*	12,800	403,584
Evelo Biosciences, Inc.(x)*	4,500	16,898
Fate Therapeutics, Inc.*	34,100	757,361
FibroGen, Inc.*	48,200	1,674,950
Five Prime Therapeutics, Inc.*	26,900	61,063
Flexion Therapeutics, Inc.(x)*	28,000	220,360
Forty Seven, Inc.*	13,200	1,259,544
Frequency Therapeutics, Inc.(x)*	1,600	28,496
G1 Therapeutics, Inc.*	19,100	210,482
Galectin Therapeutics, Inc.(x)*	700	1,372
Geron Corp.(x)*	90,511	107,708
Global Blood Therapeutics, Inc.(x)*	34,000	1,737,060
GlycoMimetics, Inc.*	25,400	57,912
Gossamer Bio, Inc.*	24,400	247,660
Gritstone Oncology, Inc.(x)*	10,100	58,782
Halozyme Therapeutics, Inc.*	82,135	1,477,609
Harpoon Therapeutics, Inc.(x)*	1,200	13,896
Heron Therapeutics, Inc.*	53,600	629,264
Homology Medicines, Inc.*	13,000	202,020
IGM Biosciences, Inc.*	3,400	190,910
ImmunoGen, Inc.*	125,368	427,505
Immunomedics, Inc.*	99,000	1,334,520
Inovio Pharmaceuticals, Inc.(x)*	63,900	475,416
Insmed, Inc.*	50,000	801,500
Intellia Therapeutics, Inc.(x)*	26,700	326,541
Intercept Pharmaceuticals, Inc.(x)*	16,400	1,032,544
Invitae Corp.(x)*	49,000	669,830
Iovance Biotherapeutics, Inc.*	65,900	1,972,717
Ironwood Pharmaceuticals, Inc.*	105,700	1,066,513
Jounce Therapeutics, Inc.*	23,900	113,525
Kadmon Holdings, Inc.*	88,000	368,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
KalVista Pharmaceuticals, Inc.*	3,400	$26,010
Karuna Therapeutics, Inc.*	3,500	252,000
Karyopharm Therapeutics, Inc.(x)*	42,200	810,662
Kezar Life Sciences, Inc.*	5,500	23,980
Kindred Biosciences, Inc.*	16,200	64,800
Kiniksa Pharmaceuticals Ltd., Class A(x)*	11,300	174,924
Kodiak Sciences, Inc.*	13,300	634,410
Krystal Biotech, Inc.*	6,300	272,412
Kura Oncology, Inc.*	15,900	158,205
La Jolla Pharmaceutical Co.(x)*	47,400	199,080
Lexicon Pharmaceuticals, Inc.(x)*	47,911	93,426
Ligand Pharmaceuticals, Inc.(x)*	9,626	700,003
Lineage Cell Therapeutics, Inc.(x)*	50,200	41,571
LogicBio Therapeutics, Inc.*	200	988
MacroGenics, Inc.*	34,700	201,954
Madrigal Pharmaceuticals, Inc.(x)*	6,500	433,940
Magenta Therapeutics, Inc.(x)*	6,800	42,704
MannKind Corp.(x)*	64,700	66,641
Marker Therapeutics, Inc.(x)*	3,100	5,890
MediciNova, Inc.(x)*	11,700	43,524
MeiraGTx Holdings plc*	9,100	122,304
Mersana Therapeutics, Inc.*	11,600	67,628
Minerva Neurosciences, Inc.*	40,100	241,402
Mirati Therapeutics, Inc.*	14,100	1,083,867
Mirum Pharmaceuticals, Inc.(x)*	2,400	33,600
Molecular Templates, Inc.*	5,100	67,779
Momenta Pharmaceuticals, Inc.*	54,428	1,480,442
Morphic Holding, Inc.(x)*	1,900	27,892
Myriad Genetics, Inc.*	39,200	560,952
Natera, Inc.*	31,700	946,562
NextCure, Inc.*	13,420	497,479
Novavax, Inc.(x)*	24,962	338,984
Oncocyte Corp.*	1,800	4,410
OPKO Health, Inc.(x)*	179,600	240,664
Organogenesis Holdings, Inc.*	2,000	6,460
Oyster Point Pharma, Inc.*	1,900	66,500
Palatin Technologies, Inc.(x)*	84,600	35,837
PDL BioPharma, Inc.*	111,727	315,070
Pfenex, Inc.*	6,200	54,684
Pieris Pharmaceuticals, Inc.*	23,400	53,352
PolarityTE, Inc.(x)*	15,800	17,064
Portola Pharmaceuticals, Inc.(x)*	42,500	303,025
Precigen, Inc.(x)*	38,800	131,920
Precision BioSciences, Inc.(x)*	13,100	78,993
Principia Biopharma, Inc.*	10,300	611,614
Progenics Pharmaceuticals, Inc.*	47,900	182,020
Protagonist Therapeutics, Inc.*	4,700	33,182
Prothena Corp. plc*	25,700	274,990
PTC Therapeutics, Inc.*	32,400	1,445,364
Puma Biotechnology, Inc.(x)*	28,800	243,072
Ra Pharmaceuticals, Inc.*	19,800	950,598
Radius Health, Inc.*	25,500	331,500
REGENXBIO, Inc.*	22,800	738,264
Replimune Group, Inc.*	6,200	61,814
Retrophin, Inc.*	19,700	287,423
Rhythm Pharmaceuticals, Inc.*	9,300	141,546
Rigel Pharmaceuticals, Inc.*	83,040	129,542
Rocket Pharmaceuticals, Inc.*	14,700	205,065
Rubius Therapeutics, Inc.(x)*	22,000	97,900
Sangamo Therapeutics, Inc.*	56,600	360,542
Savara, Inc.(x)*	22,900	48,548
Scholar Rock Holding Corp.(x)*	8,100	98,091
Seres Therapeutics, Inc.*	36,500	130,305
Solid Biosciences, Inc.*	17,200	41,108
Sorrento Therapeutics, Inc.(x)*	72,100	132,664
Spectrum Pharmaceuticals, Inc.*	104,965	244,568
Spero Therapeutics, Inc.*	1,728	13,962
SpringWorks Therapeutics, Inc.*	3,500	94,500
Stemline Therapeutics, Inc.*	24,600	119,064
Stoke Therapeutics, Inc.*	6,200	141,980
Sutro Biopharma, Inc.*	900	9,180
Syndax Pharmaceuticals, Inc.*	12,400	136,028
Syros Pharmaceuticals, Inc.*	11,800	69,974
TCR2 Therapeutics, Inc.(x)*	3,600	27,864
TG Therapeutics, Inc.*	55,300	544,152
Translate Bio, Inc.*	16,700	166,499
Turning Point Therapeutics, Inc.*	15,783	704,869
Twist Bioscience Corp.*	12,000	366,960
Tyme Technologies, Inc.(x)*	36,300	39,930
Ultragenyx Pharmaceutical, Inc.*	34,600	1,537,278
UNITY Biotechnology, Inc.(x)*	21,800	126,440
UroGen Pharma Ltd.(x)*	10,600	189,104
Vanda Pharmaceuticals, Inc.*	34,600	358,456
VBI Vaccines, Inc.(x)*	47,400	45,030
Veracyte, Inc.*	26,400	641,784
Vericel Corp.*	21,900	200,823
Viela Bio, Inc.*	2,000	76,000
Viking Therapeutics, Inc.(x)*	31,000	145,080
Vir Biotechnology, Inc.(x)*	5,700	195,339
Voyager Therapeutics, Inc.*	14,200	129,930
XBiotech, Inc.*	14,800	157,176
Xencor, Inc.*	32,200	962,136
Y-mAbs Therapeutics, Inc.*	13,300	347,130
ZIOPHARM Oncology, Inc.(x)*	89,225	218,601

		73,032,496

Health Care Equipment & Supplies (4.5%)
Accuray, Inc.*	61,847	117,509
Alphatec Holdings, Inc.*	6,700	23,115
AngioDynamics, Inc.*	16,200	168,966
Antares Pharma, Inc.*	78,900	186,204
Apyx Medical Corp.*	1,900	6,821
AtriCure, Inc.*	27,700	930,443
Atrion Corp.	800	520,000
Avanos Medical, Inc.*	26,300	708,259
Axogen, Inc.*	22,400	232,960
Axonics Modulation Technologies, Inc.(x)*	9,700	246,477
BioLife Solutions, Inc.*	3,800	36,100
Cardiovascular Systems, Inc.*	18,300	644,343
Cerus Corp.*	67,100	312,015
Conformis, Inc.(x)*	8,000	5,040
CONMED Corp.	15,787	904,122
CryoLife, Inc.*	18,068	305,711
CryoPort, Inc.(x)*	13,200	225,324
Cutera, Inc.*	12,100	158,026
CytoSorbents Corp.(x)*	6,500	50,245
ElectroCore, Inc.(x)*	4,200	3,990
GenMark Diagnostics, Inc.*	32,700	134,724
Glaukos Corp.(x)*	19,922	614,793
Globus Medical, Inc., Class A*	48,000	2,041,440
Haemonetics Corp.*	29,408	2,930,801
Heska Corp.*	3,200	176,960
Inogen, Inc.*	9,400	485,604
Integer Holdings Corp.*	17,518	1,101,181
IntriCon Corp.(x)*	5,200	61,204
Invacare Corp.	24,500	182,035
iRadimed Corp.*	4,000	85,400
iRhythm Technologies, Inc.*	13,300	1,081,955
Lantheus Holdings, Inc.*	27,800	354,728
LeMaitre Vascular, Inc.	9,200	229,264
LivaNova plc*	27,800	1,257,950
Meridian Bioscience, Inc.*	25,677	215,687
Merit Medical Systems, Inc.*	33,607	1,050,219
Mesa Laboratories, Inc.	2,300	520,007
Natus Medical, Inc.*	19,400	448,722
Neogen Corp.*	27,822	1,863,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Neuronetics, Inc.*	3,600	$6,804
Nevro Corp.*	15,900	1,589,682
Novocure Ltd.*	47,900	3,225,586
NuVasive, Inc.*	28,409	1,439,200
OraSure Technologies, Inc.*	31,086	334,485
Orthofix Medical, Inc.*	10,000	280,100
OrthoPediatrics Corp.*	5,800	229,912
Pulse Biosciences, Inc.(x)*	9,600	68,736
Quidel Corp.*	20,000	1,956,200
Rockwell Medical, Inc.(x)*	36,900	75,645
RTI Surgical Holdings, Inc.*	42,449	72,588
SeaSpine Holdings Corp.*	7,300	59,641
Senseonics Holdings, Inc.(x)*	73,700	46,689
Shockwave Medical, Inc.*	14,523	481,873
SI-BONE, Inc.*	9,200	109,940
Sientra, Inc.*	37,300	74,227
Silk Road Medical, Inc.*	8,100	254,988
Soliton, Inc.(x)*	15,800	127,980
STAAR Surgical Co.*	23,200	748,432
Surmodics, Inc.*	7,821	260,596
Tactile Systems Technology, Inc.*	8,700	349,392
Tandem Diabetes Care, Inc.*	31,400	2,020,590
TransEnterix, Inc.*	1,462	514
TransMedics Group, Inc.(x)*	6,000	72,480
Utah Medical Products, Inc.	2,400	225,720
Vapotherm, Inc.*	2,900	54,607
Varex Imaging Corp.*	21,600	490,536
ViewRay, Inc.(x)*	81,000	202,500
Wright Medical Group NV*	69,033	1,977,795
Zynex, Inc.(x)*	7,000	77,490

		37,537,068

Health Care Providers & Services (2.5%)
Addus HomeCare Corp.*	7,000	473,200
Amedisys, Inc.*	17,734	3,254,899
American Renal Associates Holdings, Inc.*	17,500	115,675
AMN Healthcare Services, Inc.*	27,200	1,572,432
Apollo Medical Holdings, Inc.(x)*	11,900	153,748
BioTelemetry, Inc.*	22,700	874,177
Brookdale Senior Living, Inc.*	104,400	325,728
Catasys, Inc.(x)*	2,600	39,598
Community Health Systems, Inc.*	90,000	300,600
CorVel Corp.*	7,300	397,923
Cross Country Healthcare, Inc.*	25,495	171,836
Ensign Group, Inc. (The)	28,800	1,083,168
Enzo Biochem, Inc.*	27,100	68,563
Genesis Healthcare, Inc.*	55,000	46,343
Hanger, Inc.*	20,500	319,390
HealthEquity, Inc.*	38,300	1,937,597
Joint Corp. (The)*	4,100	44,485
LHC Group, Inc.*	17,207	2,412,422
Magellan Health, Inc.*	13,815	664,640
National HealthCare Corp.	7,200	516,456
National Research Corp.	7,625	346,785
Option Care Health, Inc.*	21,575	204,315
Owens & Minor, Inc.	36,800	336,720
Patterson Cos., Inc.	45,800	700,282
Pennant Group, Inc. (The)*	14,400	203,904
PetIQ, Inc.*	9,900	229,977
Progyny, Inc.(x)*	7,900	167,401
Providence Service Corp. (The)*	6,723	368,958
R1 RCM, Inc.*	57,500	522,675
RadNet, Inc.*	24,800	260,648
Select Medical Holdings Corp.*	59,303	889,545
Surgery Partners, Inc.*	24,800	161,944
Tenet Healthcare Corp.*	58,200	838,080
Tivity Health, Inc.(x)*	33,301	209,463
Triple-S Management Corp., Class B*	14,543	205,056
US Physical Therapy, Inc.	6,907	476,583

		20,895,216

Health Care Technology (1.8%)
Allscripts Healthcare Solutions, Inc.*	104,000	732,160
Castlight Health, Inc., Class B(x)*	60,150	43,494
Computer Programs & Systems, Inc.	8,902	198,070
Evolent Health, Inc., Class A*	37,700	204,711
Health Catalyst, Inc.*	5,700	149,055
HealthStream, Inc.*	13,000	311,350
HMS Holdings Corp.*	50,429	1,274,341
Inovalon Holdings, Inc., Class A*	35,900	598,094
Inspire Medical Systems, Inc.*	8,200	494,296
Livongo Health, Inc.(x)*	29,101	830,252
NextGen Healthcare, Inc.*	30,276	316,081
Omnicell, Inc.*	23,155	1,518,505
OptimizeRx Corp.(x)*	600	5,436
Phreesia, Inc.*	7,300	153,519
Schrodinger, Inc.*	7,795	336,120
Simulations Plus, Inc.	5,500	192,060
Tabula Rasa HealthCare, Inc.(x)*	9,700	507,213
Teladoc Health, Inc.(x)*	40,400	6,262,404
Vocera Communications, Inc.(x)*	15,700	333,468

		14,460,629

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	13,100	109,123
ChromaDex Corp.(x)*	6,700	21,842
Codexis, Inc.(x)*	28,400	316,944
Fluidigm Corp.*	39,100	99,314
Luminex Corp.	21,519	592,418
Medpace Holdings, Inc.*	15,600	1,144,728
NanoString Technologies, Inc.*	14,700	353,535
NeoGenomics, Inc.*	54,300	1,499,223
Pacific Biosciences of California, Inc.*	115,600	353,736
Personalis, Inc.*	10,100	81,507
Quanterix Corp.(x)*	8,300	152,471
Repligen Corp.*	29,400	2,838,276
Syneos Health, Inc.*	35,200	1,387,584

		8,950,701

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.(x)*	10,700	12,626
Acer Therapeutics, Inc.(x)*	3,600	7,164
Aclaris Therapeutics, Inc.(x)*	31,500	32,760
Aerie Pharmaceuticals, Inc.(x)*	31,300	422,550
Akorn, Inc.*	52,100	29,238
Amneal Pharmaceuticals, Inc.*	70,766	246,266
Amphastar Pharmaceuticals, Inc.*	20,400	302,736
ANI Pharmaceuticals, Inc.*	4,350	177,219
Arvinas, Inc.*	12,000	483,600
Assertio Therapeutics, Inc.*	54,500	35,425
Axsome Therapeutics, Inc.*	14,100	829,503
Baudax Bio, Inc.(x)*	4,720	11,706
BioDelivery Sciences International, Inc.*	37,200	140,988
Cara Therapeutics, Inc.(x)*	25,400	335,534
Cerecor, Inc.*	400	992
Collegium Pharmaceutical, Inc.*	21,500	351,095
Corcept Therapeutics, Inc.*	68,300	812,087
CorMedix, Inc.(x)*	3,600	12,924
Cymabay Therapeutics, Inc.*	57,700	85,396
Eloxx Pharmaceuticals, Inc.*	7,900	15,484
Endo International plc*	125,100	462,870
Evolus, Inc.(x)*	22,700	94,205
Fulcrum Therapeutics, Inc.(x)*	100	1,194
Innoviva, Inc.*	47,500	558,600
Intersect ENT, Inc.*	14,000	165,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Intra-Cellular Therapies, Inc.*	35,400	$544,098
Kala Pharmaceuticals, Inc.(x)*	7,800	68,562
Lannett Co., Inc.(x)*	43,000	298,850
Liquidia Technologies, Inc.*	700	3,297
Mallinckrodt plc(x)*	46,000	91,080
Marinus Pharmaceuticals, Inc.(x)*	8,200	16,646
MyoKardia, Inc.*	25,100	1,176,688
NGM Biopharmaceuticals, Inc.(x)*	12,500	154,125
Ocular Therapeutix, Inc.(x)*	43,200	213,840
Odonate Therapeutics, Inc.*	6,600	182,226
Omeros Corp.(x)*	23,200	310,184
Optinose, Inc.(x)*	17,500	78,575
Pacira BioSciences, Inc.*	20,600	690,718
Paratek Pharmaceuticals, Inc.(x)*	19,300	60,795
Phathom Pharmaceuticals, Inc.*	2,400	61,968
Phibro Animal Health Corp., Class A	9,050	218,738
Prestige Consumer Healthcare, Inc.*	29,800	1,093,064
Reata Pharmaceuticals, Inc., Class A*	12,600	1,818,684
Recro Pharma, Inc.*	11,800	96,406
Revance Therapeutics, Inc.*	19,800	293,040
SIGA Technologies, Inc.(x)*	24,800	118,544
Supernus Pharmaceuticals, Inc.*	26,500	476,735
TherapeuticsMD, Inc.(x)*	96,200	101,972
Theravance Biopharma, Inc.(x)*	23,000	531,530
Tricida, Inc.*	12,300	270,600
Verrica Pharmaceuticals, Inc.(x)*	4,100	44,813
WaVe Life Sciences Ltd.(x)*	9,600	89,952
Xeris Pharmaceuticals, Inc.*	10,400	20,280
Zogenix, Inc.*	23,212	574,033
Zynerba Pharmaceuticals, Inc.(x)*	19,600	75,068

		15,403,173

Total Health Care		170,279,283

Industrials (15.1%)
Aerospace & Defense (1.4%)
AAR Corp.	19,012	337,653
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,643,919
AeroVironment, Inc.*	11,621	708,416
Astronics Corp.*	17,100	156,978
Axon Enterprise, Inc.*	33,600	2,377,872
Cubic Corp.	17,186	709,954
Ducommun, Inc.*	5,600	139,160
Kratos Defense & Security Solutions, Inc.*	48,500	671,240
Maxar Technologies, Inc.(x)	39,400	420,792
Mercury Systems, Inc.*	30,200	2,154,468
Moog, Inc., Class A	18,353	927,377
National Presto Industries, Inc.	3,500	247,835
Park Aerospace Corp.	12,172	153,367
Parsons Corp.*	10,600	338,776
Triumph Group, Inc.	27,900	188,604
Vectrus, Inc.*	6,100	252,601

		11,429,012

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	537,432
Atlas Air Worldwide Holdings, Inc.*	14,327	367,774
Echo Global Logistics, Inc.*	13,800	235,704
Forward Air Corp.	17,140	868,141
Hub Group, Inc., Class A*	19,033	865,431
Radiant Logistics, Inc.*	24,900	96,363

		2,970,845

Airlines (0.3%)
Allegiant Travel Co.	7,577	619,799
Hawaiian Holdings, Inc.	30,300	316,332
SkyWest, Inc.	29,400	769,986
Spirit Airlines, Inc.(x)*	38,300	493,687

		2,199,804

Building Products (1.5%)
AAON, Inc.	23,200	1,121,024
Advanced Drainage Systems, Inc.	24,400	718,336
American Woodmark Corp.*	9,500	432,915
Apogee Enterprises, Inc.	15,900	331,038
Armstrong Flooring, Inc.*	14,400	20,592
Builders FirstSource, Inc.*	61,600	753,368
Caesarstone Ltd.	13,600	143,752
Cornerstone Building Brands, Inc.*	36,300	165,528
CSW Industrials, Inc.	8,300	538,255
Gibraltar Industries, Inc.*	18,200	781,144
Griffon Corp.	16,443	208,004
Insteel Industries, Inc.	6,300	83,475
JELD-WEN Holding, Inc.*	38,026	369,993
Masonite International Corp.*	17,000	806,650
Patrick Industries, Inc.	13,725	386,496
PGT Innovations, Inc.*	32,300	270,997
Quanex Building Products Corp.	14,967	150,867
Simpson Manufacturing Co., Inc.	23,819	1,476,302
Trex Co., Inc.*	33,400	2,676,676
Universal Forest Products, Inc.	34,062	1,266,766

		12,702,178

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	36,832	897,228
ACCO Brands Corp.	60,986	307,979
Advanced Disposal Services, Inc.*	40,500	1,328,400
Brady Corp., Class A	26,641	1,202,308
BrightView Holdings, Inc.*	17,800	196,868
Brink’s Co. (The)	28,200	1,467,810
Casella Waste Systems, Inc., Class A*	30,700	1,199,142
CECO Environmental Corp.*	15,600	72,852
Cimpress plc(x)*	11,200	595,840
Covanta Holding Corp.	67,100	573,705
Deluxe Corp.	28,061	727,622
Ennis, Inc.	12,456	233,924
Harsco Corp.*	46,500	324,105
Healthcare Services Group, Inc.	39,669	948,486
Heritage-Crystal Clean, Inc.*	7,100	115,304
Herman Miller, Inc.	34,391	763,480
HNI Corp.	26,041	655,973
Interface, Inc.	40,298	304,653
Kimball International, Inc., Class B	20,200	240,582
Knoll, Inc.	26,658	275,111
Matthews International Corp., Class A	18,359	444,104
McGrath RentCorp	13,445	704,249
Mobile Mini, Inc.	24,495	642,504
MSA Safety, Inc.	20,007	2,024,708
NL Industries, Inc.	6,245	18,610
PICO Holdings, Inc.*	11,100	86,358
Pitney Bowes, Inc.	105,100	214,404
Quad/Graphics, Inc.	8,500	21,420
RR Donnelley & Sons Co.	19,000	18,211
SP Plus Corp.*	10,000	207,500
Steelcase, Inc., Class A	47,672	470,523
Team, Inc.*	12,400	80,600
Tetra Tech, Inc.	33,537	2,368,383
UniFirst Corp.	8,705	1,315,238
US Ecology, Inc.	12,731	387,022
Viad Corp.	11,124	236,163
VSE Corp.	3,700	60,643

		21,732,012

Construction & Engineering (1.0%)
Aegion Corp.*	20,562	368,677
Ameresco, Inc., Class A*	7,800	132,834
Arcosa, Inc.	27,500	1,092,850
Argan, Inc.	7,100	245,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Comfort Systems USA, Inc.	20,743	$758,157
Concrete Pumping Holdings, Inc.*	1,800	5,148
Construction Partners, Inc., Class A(x)*	3,400	57,426
Dycom Industries, Inc.*	17,516	449,285
EMCOR Group, Inc.	34,599	2,121,611
Granite Construction, Inc.	26,435	401,283
Great Lakes Dredge & Dock Corp.*	31,200	258,960
IES Holdings, Inc.*	5,000	88,250
MasTec, Inc.*	38,062	1,245,769
MYR Group, Inc.*	6,300	164,997
NV5 Global, Inc.*	6,400	264,256
Primoris Services Corp.	21,700	345,030
Sterling Construction Co., Inc.*	2,500	23,750
Tutor Perini Corp.*	42,595	286,238
WillScot Corp.*	29,200	295,796

		8,605,764

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	2,000	47,400
Atkore International Group, Inc.*	26,200	552,034
AZZ, Inc.	14,586	410,158
Bloom Energy Corp., Class A(x)*	36,000	188,280
Encore Wire Corp.	11,628	488,260
EnerSys	25,039	1,239,931
Generac Holdings, Inc.*	35,400	3,298,218
Plug Power, Inc.(x)*	138,500	490,290
Powell Industries, Inc.	3,600	92,412
Sunrun, Inc.*	67,000	676,700
Thermon Group Holdings, Inc.*	18,400	277,288
TPI Composites, Inc.*	16,300	240,914
Vicor Corp.*	9,400	418,676
Vivint Solar, Inc.(x)*	44,500	194,465

		8,615,026

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	442,136

Machinery (3.5%)
Alamo Group, Inc.	5,400	479,412
Albany International Corp., Class A	16,391	775,786
Altra Industrial Motion Corp.	33,531	586,457
Astec Industries, Inc.	10,543	368,689
Barnes Group, Inc.	29,106	1,217,504
Blue Bird Corp.*	5,400	59,022
Briggs & Stratton Corp.(x)	2,944	5,329
Chart Industries, Inc.*	19,421	562,821
CIRCOR International, Inc.*	9,509	110,590
Columbus McKinnon Corp.	11,100	277,500
Commercial Vehicle Group, Inc.*	1,100	1,661
Douglas Dynamics, Inc.	12,500	443,875
Energy Recovery, Inc.(x)*	24,700	183,768
Enerpac Tool Group Corp.	32,513	538,090
EnPro Industries, Inc.	12,954	512,719
ESCO Technologies, Inc.	14,552	1,104,642
Evoqua Water Technologies Corp.*	42,270	473,847
Federal Signal Corp.	34,400	938,432
Franklin Electric Co., Inc.	26,452	1,246,683
Gencor Industries, Inc.*	600	6,300
Gorman-Rupp Co. (The)	8,737	272,682
Graham Corp.	6,200	79,980
Greenbrier Cos., Inc. (The)	16,300	289,162
Helios Technologies, Inc.	20,950	794,424
Hillenbrand, Inc.	41,438	791,880
Hurco Cos., Inc.	2,700	78,570
Hyster-Yale Materials Handling, Inc.	4,900	196,441
John Bean Technologies Corp.	18,031	1,339,162
Kadant, Inc.	6,200	462,830
Kennametal, Inc.	44,700	832,314
LB Foster Co., Class A*	500	6,180
Lindsay Corp.	6,075	556,348
Luxfer Holdings plc	15,400	217,756
Lydall, Inc.*	6,400	41,344
Manitowoc Co., Inc. (The)*	14,975	127,288
Meritor, Inc.*	47,235	625,864
Miller Industries, Inc.	6,200	175,336
Mueller Industries, Inc.	32,514	778,385
Mueller Water Products, Inc., Class A	89,493	716,839
Navistar International Corp.*	28,600	471,614
NN, Inc.	12,300	21,279
Omega Flex, Inc.	1,400	118,160
Park-Ohio Holdings Corp.	4,800	90,912
Proto Labs, Inc.*	16,900	1,286,597
RBC Bearings, Inc.*	14,700	1,658,013
REV Group, Inc.	23,500	97,995
Rexnord Corp.	59,600	1,351,132
Spartan Motors, Inc.	15,400	198,814
SPX Corp.*	23,500	767,040
SPX FLOW, Inc.*	29,200	829,864
Standex International Corp.	7,279	356,817
Tennant Co.	11,231	650,836
Terex Corp.	35,900	515,524
Titan International, Inc.	17,000	26,350
TriMas Corp.*	26,900	621,390
Twin Disc, Inc.*	100	698
Wabash National Corp.	34,300	247,646
Watts Water Technologies, Inc., Class A	16,359	1,384,789
Welbilt, Inc.*	73,500	377,055

		29,348,437

Marine (0.1%)
Costamare, Inc.	21,300	96,276
Eagle Bulk Shipping, Inc.*	3,900	7,215
Genco Shipping & Trading Ltd.	6,300	40,446
Matson, Inc.	24,800	759,376
Safe Bulkers, Inc.*	1,500	1,785
Scorpio Bulkers, Inc.	25,500	64,515

		969,613

Professional Services (1.5%)
Acacia Research Corp.*	27,541	61,141
ASGN, Inc.*	29,200	1,031,344
Barrett Business Services, Inc.	4,100	162,524
BG Staffing, Inc.	500	3,740
CBIZ, Inc.*	27,400	573,208
CRA International, Inc.	4,200	140,322
Exponent, Inc.	29,292	2,106,388
Forrester Research, Inc.*	4,400	128,612
Franklin Covey Co.*	5,800	90,132
FTI Consulting, Inc.*	21,100	2,527,147
GP Strategies Corp.*	6,000	39,060
Heidrick & Struggles International, Inc.	10,600	238,500
Huron Consulting Group, Inc.*	12,444	564,460
ICF International, Inc.	10,400	714,480
InnerWorkings, Inc.*	18,500	21,645
Insperity, Inc.	21,374	797,250
Kelly Services, Inc., Class A	16,534	209,816
Kforce, Inc.	12,100	309,397
Korn Ferry	32,852	798,961
Mistras Group, Inc.*	8,900	37,914
Resources Connection, Inc.	18,195	199,599
TriNet Group, Inc.*	28,100	1,058,246
TrueBlue, Inc.*	24,015	306,431
Upwork, Inc.*	26,400	170,280
Willdan Group, Inc.*	1,400	29,918

		12,320,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.5%)
ArcBest Corp.	15,400	$269,808
Avis Budget Group, Inc.*	33,300	462,870
Covenant Transportation Group, Inc., Class A*	6,600	57,222
Daseke, Inc.*	2,500	3,500
Heartland Express, Inc.	29,355	545,122
Hertz Global Holdings, Inc.*	57,448	355,029
Marten Transport Ltd.	21,916	449,716
Roadrunner Transportation Systems, Inc.(x)*	1,200	3,060
Saia, Inc.*	13,800	1,014,852
Universal Logistics Holdings, Inc.	3,200	41,920
US Xpress Enterprises, Inc., Class A(x)*	900	3,006
Werner Enterprises, Inc.	25,566	927,023

		4,133,128

Trading Companies & Distributors (1.2%)
Applied Industrial Technologies, Inc.	20,888	954,999
Beacon Roofing Supply, Inc.*	37,976	628,123
BMC Stock Holdings, Inc.*	46,400	822,672
CAI International, Inc.*	5,000	70,700
DXP Enterprises, Inc.*	8,300	101,758
Foundation Building Materials, Inc.*	14,900	153,321
GATX Corp.	23,100	1,445,136
General Finance Corp.*	900	5,616
GMS, Inc.*	22,400	352,352
H&E Equipment Services, Inc.	17,900	262,772
Herc Holdings, Inc.*	13,900	284,394
Kaman Corp.	16,392	630,600
Lawson Products, Inc.*	1,300	34,736
MRC Global, Inc.*	58,200	247,932
NOW, Inc.*	60,500	312,180
Rush Enterprises, Inc., Class A	16,900	539,448
Rush Enterprises, Inc., Class B	4,300	131,193
SiteOne Landscape Supply, Inc.*	22,300	1,641,726
Systemax, Inc.	10,771	190,970
Textainer Group Holdings Ltd.*	29,800	244,956
Titan Machinery, Inc.*	7,800	67,782
Transcat, Inc.*	300	7,950
Triton International Ltd.	29,200	755,404
Veritiv Corp.*	1,200	9,432
Willis Lease Finance Corp.*	800	21,280

		9,917,432

Total Industrials		125,385,902

Information Technology (15.0%)
Communications Equipment (1.3%)
Acacia Communications, Inc.*	21,200	1,424,216
ADTRAN, Inc.	23,906	183,598
Applied Optoelectronics, Inc.(x)*	6,500	49,335
CalAmp Corp.*	12,700	57,150
Calix, Inc.*	30,000	212,400
Casa Systems, Inc.*	25,600	89,600
Clearfield, Inc.*	7,600	90,060
Comtech Telecommunications Corp.	11,300	150,177
DASAN Zhone Solutions, Inc.*	1,500	6,285
Digi International, Inc.*	16,300	155,502
Extreme Networks, Inc.*	57,500	177,675
Harmonic, Inc.*	54,259	312,532
Infinera Corp.*	86,261	457,183
Inseego Corp.(x)*	24,200	150,766
InterDigital, Inc.	19,925	889,253
KVH Industries, Inc.*	1,200	11,316
Lumentum Holdings, Inc.*	43,435	3,201,160
NETGEAR, Inc.*	18,629	425,486
NetScout Systems, Inc.*	40,654	962,280
Plantronics, Inc.(x)	19,059	191,734
Ribbon Communications, Inc.*	35,248	106,801
TESSCO Technologies, Inc.	1,200	5,868
Viavi Solutions, Inc.*	132,700	1,487,567

		10,797,944

Electronic Equipment, Instruments & Components (2.9%)
Airgain, Inc.*	2,300	16,997
Akoustis Technologies, Inc.(x)*	9,700	52,089
Anixter International, Inc.*	16,658	1,463,738
Arlo Technologies, Inc.*	43,190	104,952
Badger Meter, Inc.	17,060	914,416
Bel Fuse, Inc., Class B	5,600	54,544
Belden, Inc.	25,035	903,263
Benchmark Electronics, Inc.	28,448	568,676
Coda Octopus Group, Inc.(x)*	6,000	33,660
CTS Corp.	18,000	448,020
Daktronics, Inc.	25,800	127,194
ePlus, Inc.*	7,300	457,126
Fabrinet*	20,000	1,091,200
FARO Technologies, Inc.*	10,567	470,231
Fitbit, Inc., Class A*	127,100	846,486
II-VI, Inc.*	48,071	1,370,024
Insight Enterprises, Inc.*	20,443	861,264
Iteris, Inc.*	6,900	22,080
Itron, Inc.*	18,900	1,055,187
KEMET Corp.	32,200	777,952
Kimball Electronics, Inc.*	14,700	160,524
Knowles Corp.*	50,700	678,366
Methode Electronics, Inc.	20,900	552,387
MTS Systems Corp.	10,502	236,295
Napco Security Technologies, Inc.*	5,500	83,435
nLight, Inc.*	19,300	202,457
Novanta, Inc.*	19,300	1,541,684
OSI Systems, Inc.*	10,068	693,887
PAR Technology Corp.(x)*	11,500	147,890
PC Connection, Inc.	4,400	181,324
Plexus Corp.*	19,175	1,046,188
Rogers Corp.*	10,384	980,457
Sanmina Corp.*	42,200	1,151,216
ScanSource, Inc.*	15,039	321,684
Tech Data Corp.*	20,700	2,708,595
TTM Technologies, Inc.*	52,901	546,996
Vishay Intertechnology, Inc.	76,500	1,102,365
Vishay Precision Group, Inc.*	6,800	136,544
Wrap Technologies, Inc.(x)*	3,000	12,780

		24,124,173

IT Services (2.3%)
Brightcove, Inc.*	23,000	160,310
Cardtronics plc, Class A*	25,900	541,828
Cass Information Systems, Inc.	9,478	333,247
Conduent, Inc.*	97,900	239,855
CSG Systems International, Inc.	18,365	768,575
Endurance International Group Holdings, Inc.*	48,600	93,798
EVERTEC, Inc.	37,900	861,467
Evo Payments, Inc., Class A*	23,900	365,670
Exela Technologies, Inc.(x)*	800	164
ExlService Holdings, Inc.*	18,700	972,961
GTT Communications, Inc.(x)*	14,400	114,480
Hackett Group, Inc. (The)	13,919	177,050
I3 Verticals, Inc., Class A*	9,000	171,810
Information Services Group, Inc.*	1,600	4,112
International Money Express, Inc.(x)*	6,600	60,258
KBR, Inc.	82,500	1,706,100
Limelight Networks, Inc.*	41,500	236,550
LiveRamp Holdings, Inc.*	37,785	1,243,882
ManTech International Corp., Class A	14,141	1,027,626
MAXIMUS, Inc.	36,868	2,145,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NIC, Inc.	36,455	$838,465
Paysign, Inc.(x)*	32,600	168,216
Perficient, Inc.*	21,700	587,853
Perspecta, Inc.	80,300	1,464,672
PRGX Global, Inc.*	700	1,960
Science Applications International Corp.	33,565	2,504,956
StarTek, Inc.*	1,800	6,768
Sykes Enterprises, Inc.*	21,699	588,477
TTEC Holdings, Inc.	7,425	272,646
Tucows, Inc., Class A(x)*	3,800	183,388
Unisys Corp.*	24,264	299,660
Verra Mobility Corp.*	71,700	511,938
Virtusa Corp.*	16,500	468,600

		19,123,060

Semiconductors & Semiconductor Equipment (3.3%)
Adesto Technologies Corp.(x)*	29,700	332,343
Advanced Energy Industries, Inc.*	22,703	1,100,869
Alpha & Omega Semiconductor Ltd.*	14,800	94,868
Ambarella, Inc.*	18,400	893,504
Amkor Technology, Inc.*	57,800	450,262
Axcelis Technologies, Inc.*	16,700	305,777
AXT, Inc.*	10,700	34,347
Brooks Automation, Inc.	39,150	1,194,075
Cabot Microelectronics Corp.	17,980	2,052,237
CEVA, Inc.*	11,400	284,202
Cirrus Logic, Inc.*	36,467	2,393,329
Cohu, Inc.	22,631	280,172
Diodes, Inc.*	21,908	890,232
DSP Group, Inc.*	6,400	85,760
Enphase Energy, Inc.*	51,900	1,675,851
FormFactor, Inc.*	39,481	793,173
GSI Technology, Inc.*	1,300	9,048
Ichor Holdings Ltd.*	12,400	237,584
Impinj, Inc.(x)*	9,500	158,745
Inphi Corp.*	25,400	2,010,918
Lattice Semiconductor Corp.*	68,900	1,227,798
MACOM Technology Solutions Holdings, Inc.*	23,213	439,422
MaxLinear, Inc.*	41,693	486,557
NeoPhotonics Corp.*	27,400	198,650
NVE Corp.	2,343	121,906
Onto Innovation, Inc.*	23,632	701,162
PDF Solutions, Inc.*	14,000	164,080
Photronics, Inc.*	35,100	360,126
Power Integrations, Inc.	15,724	1,388,901
Rambus, Inc.*	62,400	692,640
Semtech Corp.*	37,096	1,391,100
Silicon Laboratories, Inc.*	23,700	2,024,217
SMART Global Holdings, Inc.*	7,400	179,820
SunPower Corp.(x)*	31,500	159,705
Synaptics, Inc.*	20,137	1,165,328
Ultra Clean Holdings, Inc.*	22,200	306,360
Veeco Instruments, Inc.*	26,786	256,342
Xperi Corp.	28,310	393,792

		26,935,202

Software (5.0%)
8x8, Inc.*	50,600	701,316
A10 Networks, Inc.*	31,700	196,857
ACI Worldwide, Inc.*	66,216	1,599,116
Agilysys, Inc.*	11,600	193,720
Alarm.com Holdings, Inc.*	20,800	809,328
Altair Engineering, Inc., Class A(x)*	21,800	577,700
American Software, Inc., Class A	14,700	208,887
Appfolio, Inc., Class A*	8,200	909,790
Appian Corp.(x)*	17,600	708,048
Avaya Holdings Corp.(x)*	58,500	473,265
Benefitfocus, Inc.*	26,000	231,660
Blackbaud, Inc.	27,087	1,504,683
Blackline, Inc.*	24,200	1,273,162
Bottomline Technologies DE, Inc.*	23,491	860,945
Box, Inc., Class A*	81,100	1,138,644
ChannelAdvisor Corp.*	16,700	121,242
Cloudera, Inc.*	135,311	1,064,898
CommVault Systems, Inc.*	22,214	899,223
Cornerstone OnDemand, Inc.*	34,800	1,104,900
Digimarc Corp.(x)*	5,900	76,995
Digital Turbine, Inc.*	30,600	131,886
Domo, Inc., Class B*	11,400	113,316
Ebix, Inc.(x)	14,500	220,110
eGain Corp.*	4,600	33,718
Envestnet, Inc.*	27,000	1,452,060
Everbridge, Inc.*	18,500	1,967,660
Five9, Inc.*	33,300	2,546,118
ForeScout Technologies, Inc.*	23,000	726,570
GTY Technology Holdings, Inc.(x)*	4,800	21,696
Ideanomics, Inc.(x)*	13,100	17,554
Intelligent Systems Corp.(x)*	3,200	108,768
J2 Global, Inc.	27,578	2,064,213
LivePerson, Inc.*	40,600	923,650
Majesco*	600	3,276
MicroStrategy, Inc., Class A*	5,409	638,803
Mitek Systems, Inc.*	25,200	198,576
MobileIron, Inc.*	43,100	163,780
Model N, Inc.*	14,500	322,045
OneSpan, Inc.*	14,000	254,100
Phunware, Inc.(x)*	14,200	9,585
Ping Identity Holding Corp.(x)*	15,200	304,304
Progress Software Corp.	28,777	920,864
PROS Holdings, Inc.*	18,600	577,158
Q2 Holdings, Inc.*	23,300	1,376,098
QAD, Inc., Class A	4,600	183,678
Qualys, Inc.*	21,700	1,887,683
Rapid7, Inc.(x)*	27,200	1,178,576
Rimini Street, Inc.*	3,200	13,088
Rosetta Stone, Inc.*	12,300	172,446
SailPoint Technologies Holding, Inc.*	48,500	738,170
SecureWorks Corp., Class A*	19,800	227,898
SharpSpring, Inc.(x)*	3,400	20,604
ShotSpotter, Inc.*	5,100	140,148
SPS Commerce, Inc.*	19,200	892,992
SVMK, Inc.*	47,500	641,725
Synchronoss Technologies, Inc.(x)*	6,500	19,825
Telaria, Inc.*	19,800	118,800
Telenav, Inc.*	27,000	116,640
Tenable Holdings, Inc.*	16,500	360,690
TiVo Corp.	67,194	475,733
Upland Software, Inc.*	12,700	340,614
Varonis Systems, Inc.*	15,600	993,252
Verint Systems, Inc.*	35,751	1,537,293
VirnetX Holding Corp.(x)*	16,000	87,520
Workiva, Inc.*	19,800	640,134
Yext, Inc.*	62,600	637,894
Zix Corp.*	23,400	100,854
Zuora, Inc., Class A*	48,200	388,010

		41,664,554

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	60,700	467,997
AstroNova, Inc.	1,100	8,536
Avid Technology, Inc.*	21,000	141,330
Diebold Nixdorf, Inc.*	51,500	181,280
Immersion Corp.*	21,600	115,776
Sonim Technologies, Inc.(x)*	2,800	1,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Stratasys Ltd.*	28,800	$459,360

		1,376,239

Total Information Technology		124,021,172

Materials (3.4%)
Chemicals (1.7%)
AdvanSix, Inc.*	15,700	149,778
American Vanguard Corp.	13,400	193,764
Amyris, Inc.(x)*	30,000	76,800
Balchem Corp.	17,985	1,775,479
Chase Corp.	4,100	337,389
Ferro Corp.*	52,173	488,339
Flotek Industries, Inc.*	9,800	8,722
FutureFuel Corp.	13,500	152,145
GCP Applied Technologies, Inc.*	40,100	713,780
Hawkins, Inc.	4,000	142,400
HB Fuller Co.	28,859	806,032
Ingevity Corp.*	24,100	848,320
Innospec, Inc.	13,600	945,064
Koppers Holdings, Inc.*	10,713	132,520
Kraton Corp.*	17,000	137,700
Kronos Worldwide, Inc.(x)	10,100	85,244
Livent Corp.*	83,771	439,798
LSB Industries, Inc.*	25,000	52,500
Marrone Bio Innovations, Inc.(x)*	2,000	1,634
Minerals Technologies, Inc.	19,850	719,761
OMNOVA Solutions, Inc.*	17,500	177,450
Orion Engineered Carbons SA	33,700	251,402
PolyOne Corp.	48,200	914,354
PQ Group Holdings, Inc.*	21,400	233,260
Quaker Chemical Corp.(x)	7,400	934,472
Rayonier Advanced Materials, Inc.	19,600	20,776
Sensient Technologies Corp.	25,525	1,110,593
Stepan Co.	11,288	998,536
Trecora Resources*	10,800	64,260
Tredegar Corp.	10,929	170,820
Trinseo SA	25,400	459,994
Tronox Holdings plc, Class A	49,000	244,020
Valhi, Inc.	3,000	3,090

		13,790,196

Construction Materials (0.2%)
Forterra, Inc.*	22,100	132,158
Summit Materials, Inc., Class A*	63,188	947,820
United States Lime & Minerals, Inc.	400	29,540
US Concrete, Inc.*	13,900	252,146

		1,361,664

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	457,023
Greif, Inc., Class B	3,200	128,192
Myers Industries, Inc.	17,400	187,050
UFP Technologies, Inc.*	3,400	129,506

		901,771

Metals & Mining (1.0%)
Allegheny Technologies, Inc.*	70,900	602,650
Carpenter Technology Corp.	28,500	555,750
Century Aluminum Co.*	33,200	120,184
Cleveland-Cliffs, Inc.(x)	237,804	939,326
Coeur Mining, Inc.*	133,936	429,935
Commercial Metals Co.	65,900	1,040,561
Compass Minerals International, Inc.	19,400	746,318
Gold Resource Corp.	51,800	142,450
Haynes International, Inc.	6,633	136,706
Hecla Mining Co.	242,709	441,730
Kaiser Aluminum Corp.	10,191	706,033
Materion Corp.	11,445	400,689
Novagold Resources, Inc.*	130,900	966,042
Olympic Steel, Inc.	6,800	70,380
Ramaco Resources, Inc.(x)*	700	1,673
Ryerson Holding Corp.*	16,300	86,716
Schnitzer Steel Industries, Inc., Class A	13,000	169,520
SunCoke Energy, Inc.	49,410	190,229
TimkenSteel Corp.*	13,500	43,605
Warrior Met Coal, Inc.	23,900	253,818
Worthington Industries, Inc.	27,480	721,350

		8,765,665

Paper & Forest Products (0.4%)
Boise Cascade Co.	22,700	539,806
Clearwater Paper Corp.*	10,038	218,929
Louisiana-Pacific Corp.	66,448	1,141,577
Neenah, Inc.	9,500	409,735
PH Glatfelter Co.	28,215	344,787
Schweitzer-Mauduit International, Inc.	16,964	471,938
Verso Corp., Class A*	16,100	181,608

		3,308,380

Total Materials		28,127,676

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust (REIT)	45,373	562,171
Agree Realty Corp. (REIT)	23,500	1,454,650
Alexander & Baldwin, Inc. (REIT)	42,186	473,327
Alexander’s, Inc. (REIT)	1,175	324,241
American Assets Trust, Inc. (REIT)	24,218	605,450
American Finance Trust, Inc. (REIT)	60,500	378,125
Armada Hoffler Properties, Inc. (REIT)	25,400	271,780
Ashford Hospitality Trust, Inc. (REIT)	70,200	51,892
Bluerock Residential Growth REIT, Inc. (REIT)	19,400	108,058
Braemar Hotels & Resorts, Inc. (REIT)	23,888	40,610
BRT Apartments Corp. (REIT)	3,300	33,825
CareTrust REIT, Inc. (REIT)	54,013	798,852
CatchMark Timber Trust, Inc. (REIT), Class A	20,500	148,010
CBL & Associates Properties, Inc. (REIT)(x)*	115,300	23,072
Cedar Realty Trust, Inc. (REIT)	68,900	64,291
Chatham Lodging Trust (REIT)	37,100	220,374
CIM Commercial Trust Corp. (REIT)	2,066	22,912
City Office REIT, Inc. (REIT)	44,300	320,289
Clipper Realty, Inc. (REIT)	4,900	25,382
Community Healthcare Trust, Inc. (REIT)	8,500	325,380
CoreCivic, Inc. (REIT)	66,400	741,688
CorEnergy Infrastructure Trust, Inc. (REIT)	6,400	117,632
CorePoint Lodging, Inc. (REIT)	24,550	96,236
DiamondRock Hospitality Co. (REIT)	115,298	585,714
Diversified Healthcare Trust (REIT)	133,900	486,057
Easterly Government Properties, Inc. (REIT)	38,100	938,784
EastGroup Properties, Inc. (REIT)	20,527	2,144,661
Essential Properties Realty Trust, Inc. (REIT)	45,400	592,924
Farmland Partners, Inc. (REIT)(x)	26,700	162,069
First Industrial Realty Trust, Inc. (REIT)	69,230	2,300,513
Four Corners Property Trust, Inc. (REIT)	46,300	866,273
Franklin Street Properties Corp. (REIT)	59,999	343,794
Front Yard Residential Corp. (REIT)	32,800	391,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
GEO Group, Inc. (The) (REIT)	70,263	$854,398
Getty Realty Corp. (REIT)	26,475	628,516
Gladstone Commercial Corp. (REIT)	15,700	225,452
Gladstone Land Corp. (REIT)	8,900	105,465
Global Medical REIT, Inc. (REIT)	18,400	186,208
Global Net Lease, Inc. (REIT)	47,766	638,631
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,800	710,268
Healthcare Realty Trust, Inc. (REIT)	72,358	2,020,959
Hersha Hospitality Trust (REIT)	34,219	122,504
Independence Realty Trust, Inc. (REIT)	48,700	435,378
Industrial Logistics Properties Trust (REIT)	44,973	788,826
Innovative Industrial Properties, Inc. (REIT)(x)	5,300	402,429
Investors Real Estate Trust (REIT)	6,949	382,195
iStar, Inc. (REIT)	39,400	418,034
Jernigan Capital, Inc. (REIT)	12,000	131,520
Kite Realty Group Trust (REIT)	47,157	446,577
Lexington Realty Trust (REIT)	131,986	1,310,621
LTC Properties, Inc. (REIT)	21,469	663,392
Mack-Cali Realty Corp. (REIT)	51,100	778,253
Monmouth Real Estate Investment Corp. (REIT)	51,551	621,190
National Health Investors, Inc. (REIT)	23,728	1,175,011
National Storage Affiliates Trust (REIT)	31,400	929,440
New Senior Investment Group, Inc. (REIT)	45,200	115,712
NexPoint Residential Trust, Inc. (REIT)	9,600	242,016
Office Properties Income Trust (REIT)	26,231	714,795
One Liberty Properties, Inc. (REIT)	8,600	119,798
Pebblebrook Hotel Trust (REIT)	78,412	853,907
Pennsylvania REIT (REIT)(x)	7,952	7,249
Physicians Realty Trust (REIT)	99,300	1,384,242
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,264,456
PotlatchDeltic Corp. (REIT)	36,552	1,147,367
Preferred Apartment Communities, Inc. (REIT), Class A	18,700	134,266
PS Business Parks, Inc. (REIT)	11,580	1,569,322
QTS Realty Trust, Inc. (REIT), Class A	31,000	1,798,310
Retail Opportunity Investments Corp. (REIT)	61,700	511,493
Retail Value, Inc. (REIT)	5,149	63,075
Rexford Industrial Realty, Inc. (REIT)	62,600	2,567,226
RLJ Lodging Trust (REIT)	96,886	747,960
RPT Realty (REIT)	45,200	272,556
Ryman Hospitality Properties, Inc. (REIT)	24,934	893,884
Sabra Health Care REIT, Inc. (REIT)	107,523	1,174,151
Safehold, Inc. (REIT)	6,100	385,703
Saul Centers, Inc. (REIT)	5,600	183,344
Seritage Growth Properties (REIT), Class A(x)*	22,800	207,708
STAG Industrial, Inc. (REIT)	71,600	1,612,432
Summit Hotel Properties, Inc. (REIT)	53,300	224,926
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,086,816
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	256,500
Terreno Realty Corp. (REIT)	37,300	1,930,275
UMH Properties, Inc. (REIT)	17,600	191,136
Uniti Group, Inc. (REIT)(x)	104,700	631,341
Universal Health Realty Income Trust (REIT)	7,150	720,791
Urban Edge Properties (REIT)	64,100	564,721
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	224,035
Washington Prime Group, Inc. (REIT)(x)	105,100	84,616
Washington REIT (REIT)	42,117	1,005,333
Whitestone REIT (REIT)	18,000	111,600
Xenia Hotels & Resorts, Inc. (REIT)	63,000	648,900

		55,648,225

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA(x)*	18,600	142,662
Consolidated-Tomoka Land Co.	3,900	176,787
Cushman & Wakefield plc*	57,996	680,873
eXp World Holdings, Inc.(x)*	9,600	81,216
Forestar Group, Inc.*	9,733	100,737
FRP Holdings, Inc.*	4,300	184,900
Griffin Industrial Realty, Inc.	700	22,890
Kennedy-Wilson Holdings, Inc.	69,624	934,354
Marcus & Millichap, Inc.*	18,900	512,190
Maui Land & Pineapple Co., Inc.*	1,300	14,209
Newmark Group, Inc., Class A	84,124	357,527
Rafael Holdings, Inc., Class B*	3,200	40,992
RE/MAX Holdings, Inc., Class A	10,100	221,392
Realogy Holdings Corp.(x)	64,400	193,844
Redfin Corp.*	60,497	932,864
RMR Group, Inc. (The), Class A	12,526	337,826
St Joe Co. (The)*	29,000	486,620
Stratus Properties, Inc.*	4,200	74,298
Tejon Ranch Co.*	11,202	157,500
Transcontinental Realty Investors, Inc.(x)*	300	6,153

		5,659,834

Total Real Estate		61,308,059

Utilities (4.4%)
Electric Utilities (1.2%)
ALLETE, Inc.	28,423	1,724,708
El Paso Electric Co.	23,246	1,579,798
Genie Energy Ltd., Class B	6,000	43,080
MGE Energy, Inc.	20,079	1,314,572
Otter Tail Corp.	22,725	1,010,353
PNM Resources, Inc.	45,881	1,743,478
Portland General Electric Co.	50,632	2,427,298
Spark Energy, Inc., Class A(x)	6,000	37,620

		9,880,907

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	8,950	767,104
New Jersey Resources Corp.	49,322	1,675,468
Northwest Natural Holding Co.	17,142	1,058,519
ONE Gas, Inc.	30,000	2,508,600
RGC Resources, Inc.	400	11,572
South Jersey Industries, Inc.	51,252	1,281,300
Southwest Gas Holdings, Inc.	29,336	2,040,612
Spire, Inc.	29,752	2,215,929

		11,559,104

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	71,500	153,010
Clearway Energy, Inc., Class A	14,700	252,399
Clearway Energy, Inc., Class C	41,682	783,622
Ormat Technologies, Inc.	22,300	1,508,818
Sunnova Energy International, Inc.*	6,200	62,434
TerraForm Power, Inc., Class A	40,900	644,993

		3,405,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.7%)
Avista Corp.	36,899	$1,567,838
Black Hills Corp.	34,119	2,184,640
NorthWestern Corp.	27,978	1,673,924
Unitil Corp.	11,700	612,144

		6,038,546

Water Utilities (0.7%)
American States Water Co.	20,958	1,713,107
Artesian Resources Corp., Class A	5,000	186,900
Cadiz, Inc.(x)*	8,200	95,694
California Water Service Group	27,600	1,388,832
Consolidated Water Co. Ltd.	9,000	147,600
Global Water Resources, Inc.	2,600	26,494
Middlesex Water Co.	11,300	679,356
Pure Cycle Corp.*	1,000	11,150
SJW Group	14,900	860,773
York Water Co. (The)	6,300	273,798

		5,383,704

Total Utilities		36,267,537

Total Common Stocks (98.4%) (Cost $798,420,164)		814,719,416

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	3,604

Total Financials		3,604

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	47,700	31,482
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	102

		60,116

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,088
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		7,088

Total Health Care		67,204

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	16,543	6,489

Total Materials		6,489

Total Rights (0.0%) (Cost $59,593)		77,297

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.4%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20,repurchase price $5,000,003,collateralized by various U.S. Government Agency Securities, ranging from 1.005% - 5.500%,maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20,repurchase price $1,700,007,collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,734,000.(xx)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20,repurchase price $7,490,823,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35- 2/15/43; total market value $7,640,638.(xx)	7,490,821	7,490,821
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20,repurchase price $4,000,218,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250% - 2.625%, maturing 8/31/20-2/15/49; total market value $4,335,214.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20,repurchase price $3,000,001,collateralized by various U.S. Government Treasury Securities,ranging from 0.000% - 3.875%,maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20,repurchase price $12,000,233,collateralized by various U.S. Government Treasury Securities,ranging from 0.000% - 8.000%,maturing 4/2/20-2/15/50; total market value $12,240,000.(xx)	12,000,000	12,000,000
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20,repurchase price $3,000,048,collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%,maturing 2/15/25; total market value $3,333,108.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		36,190,821

Total Short-Term Investments (4.4%) (Cost $36,190,821)		36,190,821

Total Investments in Securities (102.8%) (Cost $834,670,578)		850,987,534
Other Assets Less Liabilities (-2.8%)		(23,186,833)

Net Assets (100%)		$827,800,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $50,424,768. This was collateralized by $17,787,101 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $36,190,821 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	177	6/2020	USD	10,156,260	(579,409)

					(579,409)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,514,743	$—	$—		$18,514,743
Consumer Discretionary	71,829,486	73,200	—		71,902,686
Consumer Staples	27,853,870	—	—		27,853,870
Energy	14,040,373	—	—		14,040,373
Financials	137,018,115	—	—	(a)	137,018,115
Health Care	170,279,283	—	—		170,279,283
Industrials	125,385,902	—	—		125,385,902
Information Technology	124,021,172	—	—		124,021,172
Materials	28,127,676	—	—		28,127,676
Real Estate	61,285,169	22,890	—		61,308,059
Utilities	36,267,537	—	—		36,267,537
Rights
Communication Services	—	—	—	(a)	— (a)
Financials	—	—	3,604		3,604
Health Care	—	—	67,204		67,204
Materials	—	—	6,489		6,489
Short-Term Investments
Repurchase Agreements	—	36,190,821	—		36,190,821

Total Assets	$814,623,326	$36,286,911	$77,297		$850,987,534

Liabilities:
Futures	$(579,409)	$—	$—		$(579,409)

Total Liabilities	$(579,409)	$—	$—		$(579,409)

Total	$814,043,917	$36,286,911	$77,297		$850,408,125

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,838,330
Aggregate gross unrealized depreciation	(257,067,862)

Net unrealized appreciation	$12,770,468

Federal income tax cost of investments in securities and derivative instruments, if applicable	$837,637,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.8%)
Entertainment (3.2%)
Netflix, Inc.*	102,156	$38,359,578
Spotify Technology SA*	69,200	8,403,648

		46,763,226

Interactive Media & Services (13.6%)
Alphabet, Inc., Class A*	41,196	47,867,692
Alphabet, Inc., Class C*	35,688	41,498,363
Facebook, Inc., Class A*	435,731	72,679,931
IAC/InterActiveCorp*	43,048	7,715,493
Match Group, Inc.(x)*	78,828	5,205,801
Snap, Inc., Class A*	876,082	10,416,615
Tencent Holdings Ltd.	261,200	12,736,523

		198,120,418

Total Communication Services		244,883,644

Consumer Discretionary (18.9%)
Auto Components (0.4%)
Aptiv plc	122,043	6,009,397

Automobiles (1.0%)
Ferrari NV(x)	91,758	13,999,518

Hotels, Restaurants & Leisure (2.2%)
Chipotle Mexican Grill, Inc.*	12,319	8,061,554
Las Vegas Sands Corp.	208,618	8,860,006
Marriott International, Inc., Class A	77,979	5,833,609
Wynn Resorts Ltd.	152,626	9,186,559

		31,941,728

Internet & Direct Marketing Retail (12.4%)
Alibaba Group Holding Ltd. (ADR)*	211,231	41,080,205
Amazon.com, Inc.*	67,143	130,910,050
Booking Holdings, Inc.*	6,241	8,396,142

		180,386,397

Multiline Retail (1.0%)
Dollar Tree, Inc.*	105,772	7,771,069
Dollarama, Inc.	226,635	6,287,096

		14,058,165

Specialty Retail (1.1%)
Carvana Co.*	56,688	3,122,942
Ross Stores, Inc.	101,840	8,857,025
Ulta Beauty, Inc.*	25,908	4,552,036

		16,532,003

Textiles, Apparel & Luxury Goods (0.8%)
Lululemon Athletica, Inc.*	60,300	11,429,865

Total Consumer Discretionary		274,357,073

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Concho Resources, Inc.	56,503	2,421,153
Pioneer Natural Resources Co.	47,357	3,322,094

Total Energy		5,743,247

Financials (2.3%)
Capital Markets (1.7%)
Goldman Sachs Group, Inc. (The)	40,000	6,183,600
MSCI, Inc.	11,776	3,402,793
S&P Global, Inc.	38,263	9,376,348
TD Ameritrade Holding Corp.	150,766	5,225,550
XP, Inc., Class A*	63,106	1,217,315

		25,405,606

Insurance (0.6%)
Chubb Ltd.	76,016	8,490,227

Total Financials		33,895,833

Health Care (13.5%)
Biotechnology (3.0%)
AbbVie, Inc.	104,000	7,923,760
Biogen, Inc.*	31,200	9,871,056
Incyte Corp.*	53,834	3,942,264
Vertex Pharmaceuticals, Inc.*	90,878	21,624,420

		43,361,500

Health Care Equipment & Supplies (4.2%)
Alcon, Inc.*	148,078	7,556,720
Becton Dickinson and Co.	49,330	11,334,554
Intuitive Surgical, Inc.*	44,244	21,910,071
Stryker Corp.	121,099	20,161,773

		60,963,118

Health Care Providers & Services (6.3%)
Anthem, Inc.	65,561	14,884,969
Centene Corp.*	313,245	18,609,886
Cigna Corp.	97,149	17,212,860
HCA Healthcare, Inc.	112,512	10,109,203
Humana, Inc.	14,100	4,427,682
UnitedHealth Group, Inc.	110,400	27,531,552

		92,776,152

Total Health Care		197,100,770

Industrials (7.3%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	89,084	13,285,988
Teledyne Technologies, Inc.*	24,158	7,181,449

		20,467,437

Commercial Services & Supplies (0.4%)
Cintas Corp.	36,600	6,339,852

Industrial Conglomerates (1.8%)
General Electric Co.	1,229,800	9,764,612
Roper Technologies, Inc.	50,605	15,779,145

		25,543,757

Machinery (1.2%)
Fortive Corp.	182,066	10,048,222
Westinghouse Air Brake Technologies Corp.	154,076	7,415,678

		17,463,900

Professional Services (1.6%)
Equifax, Inc.	72,679	8,681,507
TransUnion	224,497	14,857,211

		23,538,718

Road & Rail (0.9%)
JB Hunt Transport Services, Inc.	71,278	6,573,970
Union Pacific Corp.	46,900	6,614,776

		13,188,746

Total Industrials		106,542,410

Information Technology (36.7%)
Electronic Equipment, Instruments & Components (0.2%)
Hexagon AB, Class B	54,084	2,306,875

IT Services (12.9%)
Fidelity National Information Services, Inc.	252,647	30,731,981
Fiserv, Inc.*	218,933	20,796,446
Global Payments, Inc.	126,344	18,222,595
Mastercard, Inc., Class A	201,249	48,613,708
PayPal Holdings, Inc.*	178,481	17,087,771
Visa, Inc., Class A	329,764	53,131,576

		188,584,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	215,400	$9,796,392
ASML Holding NV (Registered) (NYRS)	61,100	15,986,204
Marvell Technology Group Ltd.	491,767	11,128,687
NVIDIA Corp.	30,600	8,066,160

		44,977,443

Software (15.7%)
Adobe, Inc.*	17,300	5,505,552
Datadog, Inc., Class A*	118,900	4,278,022
Intuit, Inc.	99,149	22,804,270
Microsoft Corp.	645,531	101,806,694
Paycom Software, Inc.*	37,300	7,534,973
salesforce.com, Inc.*	181,965	26,199,321
ServiceNow, Inc.*	51,527	14,766,608
Slack Technologies, Inc., Class A*	212,205	5,695,582
Splunk, Inc.*	109,765	13,855,636
Temenos AG (Registered)(x)*	58,476	7,667,639
VMware, Inc., Class A*	91,290	11,055,219
Workday, Inc., Class A*	54,322	7,073,811

		228,243,327

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	274,955	69,918,307

Total Information Technology		534,030,029

Materials (0.6%)
Chemicals (0.6%)
Linde plc	48,763	8,435,999

Total Materials		8,435,999

Utilities (0.6%)
Multi-Utilities (0.6%)
Sempra Energy	76,364	8,628,368

Total Utilities		8,628,368

Total Common Stocks (97.1%) (Cost $910,619,479)		1,413,617,373

SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	27,492,934	27,495,683

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,339,678, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35- 2/15/43; total market value $2,386,472.(xx)	2,339,678	2,339,678
Societe Generale SA, 0.58%, dated 3/31/20, due 4/1/20, repurchase price $1,300,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $1,444,347.(xx)	1,300,000	1,300,000

Total Repurchase Agreements		3,839,678

Total Short-Term Investments (2.2%) (Cost $31,335,361)		31,335,361

Total Investments in Securities (99.3%) (Cost $941,954,840)		1,444,952,734
Other Assets Less Liabilities (0.7%)		10,701,163

Net Assets (100%)		$1,455,653,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $22,927,225. This was collateralized by $20,725,640 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $3,839,678 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$232,147,121	$12,736,523	$—	$244,883,644
Consumer Discretionary	274,357,073	—	—	274,357,073
Energy	5,743,247	—	—	5,743,247
Financials	33,895,833	—	—	33,895,833
Health Care	189,544,050	7,556,720	—	197,100,770
Industrials	106,542,410	—	—	106,542,410
Information Technology	524,055,515	9,974,514	—	534,030,029
Materials	8,435,999	—	—	8,435,999
Utilities	8,628,368	—	—	8,628,368
Short-Term Investments
Investment Company	27,495,683	—	—	27,495,683
Repurchase Agreements	—	3,839,678	—	3,839,678

Total Assets	$1,410,845,299	$34,107,435	$—	$1,444,952,734

Total Liabilities	$—	$—	$—	$—

Total	$1,410,845,299	$34,107,435	$—	$1,444,952,734

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,707,966
Aggregate gross unrealized depreciation	(71,032,381)

Net unrealized appreciation	$502,675,585

Federal income tax cost of investments in securities and derivative instruments, if applicable	$942,277,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (96.6%)
Biotechnology (36.3%)
AbbVie, Inc.	43,208	$3,292,018
Abcam plc	16,235	231,894
ACADIA Pharmaceuticals, Inc.*	39,716	1,678,001
Acceleron Pharma, Inc.*	16,634	1,494,898
Adverum Biotechnologies, Inc.*	18,205	177,863
Agios Pharmaceuticals, Inc.*	7,860	278,873
Aimmune Therapeutics, Inc.(x)*	16,053	231,484
Akero Therapeutics, Inc.(x)*	2,263	47,976
Alector, Inc.*	6,916	166,883
Alexion Pharmaceuticals, Inc.*	21,846	1,961,552
Alkermes plc*	14,448	208,340
Allakos, Inc.(x)*	1,650	73,408
Allogene Therapeutics, Inc.(x)*	4,500	87,480
Alnylam Pharmaceuticals, Inc.*	16,791	1,827,700
Amarin Corp. plc (ADR)(x)*	42,024	168,096
Amgen, Inc.	19,178	3,887,956
Apellis Pharmaceuticals, Inc.*	6,901	184,878
Applied Therapeutics, Inc.(x)*	400	13,076
Arcutis Biotherapeutics, Inc.*	3,371	100,456
Ardelyx, Inc.*	17,423	99,050
Argenx SE (ADR)*	9,101	1,198,875
Ascendis Pharma A/S (ADR)*	14,100	1,587,801
Assembly Biosciences, Inc.*	4,647	68,915
Avrobio, Inc.*	4,784	74,439
Beam Therapeutics, Inc.*	1,588	28,584
BeiGene Ltd. (ADR)*	3,900	480,129
BELLUS Health, Inc.(x)*	6,831	68,173
Biogen, Inc.*	9,846	3,115,077
BioMarin Pharmaceutical, Inc.*	11,572	977,834
Bluebird Bio, Inc.*	6,718	308,759
Blueprint Medicines Corp.*	7,845	458,776
ChemoCentryx, Inc.*	2,620	105,272
Constellation Pharmaceuticals, Inc.(x)*	4,100	128,863
Cortexyme, Inc.(x)*	1,000	45,610
CRISPR Therapeutics AG*	3,955	167,732
Cyclerion Therapeutics, Inc.(x)*	5,500	14,575
Deciphera Pharmaceuticals, Inc.*	7,438	306,222
Denali Therapeutics, Inc.*	7,576	132,656
Dicerna Pharmaceuticals, Inc.*	16,756	307,808
Enanta Pharmaceuticals, Inc.*	7,453	383,308
Epizyme, Inc.*	9,515	147,578
Esperion Therapeutics, Inc.(x)*	1,800	56,754
Exact Sciences Corp.*	17,504	1,015,232
Exelixis, Inc.*	55,900	962,598
Fate Therapeutics, Inc.*	9,367	208,041
FibroGen, Inc.*	10,200	354,450
G1 Therapeutics, Inc.*	4,788	52,764
Galapagos NV*	3,301	654,993
Global Blood Therapeutics, Inc.*	15,432	788,421
Gritstone Oncology, Inc.(x)*	4,900	28,518
Homology Medicines, Inc.*	10,004	155,462
IGM Biosciences, Inc.*	4,636	260,311
Immunomedics, Inc.*	16,547	223,054
Incyte Corp.*	29,270	2,143,442
Insmed, Inc.*	13,075	209,592
Intercept Pharmaceuticals, Inc.(x)*	3,711	233,645
Ionis Pharmaceuticals, Inc.*	10,373	490,435
Iovance Biotherapeutics, Inc.*	36,990	1,107,296
Kadmon Holdings, Inc.*	30,775	128,947
Karuna Therapeutics, Inc.(x)*	6,395	460,440
Karyopharm Therapeutics, Inc.*	6,724	129,168
Kodiak Sciences, Inc.(x)*	16,819	802,266
Krystal Biotech, Inc.*	4,902	211,962
Minerva Neurosciences, Inc.*	10,922	65,750
Mirati Therapeutics, Inc.*	5,701	438,236
Moderna, Inc.*	3,600	107,820
Momenta Pharmaceuticals, Inc.*	11,172	303,878
MorphoSys AG*	2,927	292,345
Neurocrine Biosciences, Inc.*	15,349	1,328,456
Orchard Therapeutics plc (ADR)*	7,466	56,219
Passage Bio, Inc.*	2,271	35,768
PhaseBio Pharmaceuticals, Inc.(x)*	8,760	28,996
Principia Biopharma, Inc.*	5,254	311,983
Progenics Pharmaceuticals, Inc.*	21,400	81,320
PTC Therapeutics, Inc.*	5,942	265,073
Puma Biotechnology, Inc.(x)*	11,100	93,684
Radius Health, Inc.*	8,940	116,220
RAPT Therapeutics, Inc.(x)*	5,710	121,452
Regeneron Pharmaceuticals, Inc.*	6,447	3,148,006
REGENXBIO, Inc.*	4,561	147,685
REVOLUTION Medicines, Inc.*	1,693	37,094
Rocket Pharmaceuticals, Inc.*	10,337	144,201
Sage Therapeutics, Inc.*	10,013	287,573
Sarepta Therapeutics, Inc.*	7,798	762,800
Scholar Rock Holding Corp.(x)*	2,773	33,581
Seattle Genetics, Inc.*	19,088	2,202,373
Stoke Therapeutics, Inc.*	5,049	115,622
Translate Bio, Inc.(x)*	1,900	18,943
Turning Point Therapeutics, Inc.*	4,755	212,358
Ultragenyx Pharmaceutical, Inc.*	12,208	542,401
uniQure NV*	2,500	118,625
United Therapeutics Corp.*	1,800	170,685
Vertex Pharmaceuticals, Inc.*	30,902	7,353,131
X4 Pharmaceuticals, Inc.*	1,900	19,000
Xencor, Inc.*	13,973	417,513
Zai Lab Ltd. (ADR)*	2,854	146,924
Zealand Pharma A/S*	4,267	147,110
Zymeworks, Inc.(x)*	7,887	279,752

		56,949,236

Health Care Equipment & Supplies (21.4%)
Alcon, Inc.*	23,011	1,174,298
AtriCure, Inc.*	8,300	278,797
Becton Dickinson and Co.	23,456	5,389,485
Cooper Cos., Inc. (The)	3,559	981,109
Danaher Corp.	24,895	3,445,717
DexCom, Inc.*	6,275	1,689,669
DiaSorin SpA	4,109	545,391
Envista Holdings Corp.*	36,531	545,773
GenMark Diagnostics, Inc.*	23,285	95,934
Hologic, Inc.*	38,895	1,365,214
ICU Medical, Inc.*	2,692	543,165
Insulet Corp.*	4,700	778,696
Intuitive Surgical, Inc.*	11,701	5,794,452
iRhythm Technologies, Inc.*	3,943	320,763
Lantheus Holdings, Inc.*	13,800	176,088
Nevro Corp.*	9,022	902,020
Novocure Ltd.*	6,120	412,121
Penumbra, Inc.*	4,975	802,617
Quidel Corp.*	9,699	948,659
Sartorius AG (Preference)(q)	3,336	815,354
Shockwave Medical, Inc.*	2,587	85,837
Silk Road Medical, Inc.*	1,190	37,461
Stryker Corp.	20,932	3,484,969
Tandem Diabetes Care, Inc.*	2,700	173,745
Teleflex, Inc.	4,156	1,217,126
West Pharmaceutical Services, Inc.	7,344	1,118,124
Zimmer Biomet Holdings, Inc.	4,000	404,320

		33,526,904

Health Care Providers & Services (16.6%)
Acadia Healthcare Co., Inc.*	8,813	161,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Amedisys, Inc.*	3,161	$580,170
Anthem, Inc.	8,526	1,935,743
Cardinal Health, Inc.	5,900	282,846
Centene Corp.*	60,832	3,614,029
Cigna Corp.	18,204	3,225,385
Guardant Health, Inc.*	3,600	250,560
HCA Healthcare, Inc.	22,445	2,016,683
Humana, Inc.	10,445	3,279,939
McKesson Corp.	2,300	311,098
Molina Healthcare, Inc.*	8,200	1,145,622
Option Care Health, Inc.*	6,647	62,947
Pennant Group, Inc. (The)*	8,287	117,344
UnitedHealth Group, Inc.	35,900	8,952,742

		25,936,826

Health Care Technology (0.8%)
HTG Molecular Diagnostics, Inc.(x)*	22,000	7,150
Phreesia, Inc.*	5,352	112,553
Schrodinger, Inc.*	3,394	146,349
Teladoc Health, Inc.(x)*	1,900	294,519
Veeva Systems, Inc., Class A*	4,400	688,028

		1,248,599

Life Sciences Tools & Services (7.9%)
10X Genomics, Inc., Class A*	3,116	194,189
Adaptive Biotechnologies Corp.(x)*	7,417	206,044
Agilent Technologies, Inc.	32,334	2,315,761
Avantor, Inc.*	55,695	695,631
Bruker Corp.	18,600	666,996
Evotec SE*	19,166	434,135
Lonza Group AG (Registered)*	1,238	515,071
Mettler-Toledo International, Inc.*	740	510,977
PPD, Inc.*	10,807	192,473
PRA Health Sciences, Inc.*	5,500	456,720
Quanterix Corp.*	12,000	220,440
Repligen Corp.*	840	81,094
Thermo Fisher Scientific, Inc.	20,143	5,712,555
Wuxi Biologics Cayman, Inc.(m)*	15,000	193,373

		12,395,459

Pharmaceuticals (13.6%)
Arvinas, Inc.*	1,100	44,330
Astellas Pharma, Inc.	31,200	482,981
AstraZeneca plc (ADR)	53,332	2,381,807
Axsome Therapeutics, Inc.*	4,138	243,439
Bayer AG (Registered)	9,678	568,101
Bristol-Myers Squibb Co.	28,300	1,577,442
Cara Therapeutics, Inc.(x)*	12,946	171,017
Catalent, Inc.*	10,646	553,060
Chugai Pharmaceutical Co. Ltd.	10,700	1,238,539
Daiichi Sankyo Co. Ltd.	15,700	1,080,185
Eisai Co. Ltd.	9,300	682,617
Elanco Animal Health, Inc.*	13,972	312,833
Eli Lilly & Co.	26,661	3,698,414
GW Pharmaceuticals plc (ADR)(x)*	2,800	245,196
Intra-Cellular Therapies, Inc.*	7,958	122,314
Ipsen SA	4,939	256,373
Merck & Co., Inc.	34,225	2,633,271
Milestone Pharmaceuticals, Inc.(x)*	5,668	10,429
MyoKardia, Inc.*	10,258	480,895
Nektar Therapeutics*	10,200	182,070
Novartis AG (Registered)	13,447	1,111,328
Odonate Therapeutics, Inc.*	5,770	159,310
Perrigo Co. plc	173	8,320
Reata Pharmaceuticals, Inc., Class A*	3,076	443,990
Roche Holding AG	6,479	2,106,414
Tricida, Inc.*	12,726	279,972
WaVe Life Sciences Ltd.(x)*	8,336	78,108
Zogenix, Inc.*	6,193	153,153

		21,305,908

Total Health Care		151,362,932

Industrials (0.4%)
Industrial Conglomerates (0.4%)
General Electric Co.	81,100	643,934

Total Industrials		643,934

Total Common Stocks (97.0%) (Cost $147,643,019)		152,006,866

CONVERTIBLE PREFERRED STOCKS:
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
6.125%	5,400	282,312

Pharmaceuticals (0.0%)
Elanco Animal Health, Inc.
5.000%*	900	37,026

Total Convertible Preferred Stocks (0.2%) (Cost $369,206)		319,338

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., CVR* (Cost $117,510)	42,611	161,922

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $306,000.(xx)	$300,000	300,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $2,629,518, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $2,682,109.(xx)	2,629,517	2,629,517

Total Repurchase Agreements		2,929,517

Total Short-Term Investments (1.9%) (Cost $2,929,517)		2,929,517

Total Investments in Securities (99.2%) (Cost $151,059,252)		155,417,643
Other Assets Less Liabilities (0.8%)		1,213,199

Net Assets (100%)		$156,630,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $193,373 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,196,014. This was collateralized by $798,398 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $2,929,517 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$138,832,430	$12,530,502	$—	$151,362,932
Industrials	643,934	—	—	643,934
Convertible Preferred Stocks
Health Care	319,338	—	—	319,338
Rights
Health Care	161,922	—	—	161,922
Short-Term Investments
Repurchase Agreements	—	2,929,517	—	2,929,517

Total Assets	$139,957,624	$15,460,019	$—	$155,417,643

Total Liabilities	$—	$—	$—	$—

Total	$139,957,624	$15,460,019	$—	$155,417,643

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,368,827
Aggregate gross unrealized depreciation	(14,322,983)

Net unrealized appreciation	$4,045,844

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,371,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	40,914	$1,192,643
BT Group plc	77,304	112,750
Cellnex Telecom SA(m)	2,321	105,644
CenturyLink, Inc.	5,476	51,803
China Telecom Corp. Ltd. (ADR)	48,581	1,482,692
Deutsche Telekom AG (Registered)	133,252	1,764,329
Elisa OYJ	1,366	84,881
HKT Trust & HKT Ltd.	36,414	49,437
Iliad SA(x)	142	19,300
Koninklijke KPN NV	31,874	76,240
Nippon Telegraph & Telephone Corp.	11,912	282,674
Orange SA	18,486	229,194
PCCW Ltd.	41,000	22,530
Proximus SADP	1,461	33,528
Singapore Telecommunications Ltd.	2,395,650	4,283,898
Spark New Zealand Ltd.	15,874	38,693
Swisscom AG (Registered)	237	127,769
Telecom Italia SpA (Aquis Stock Exchange)	57,901	22,920
Telecom Italia SpA (Turquoise Stock Exchange)*	87,622	35,833
Telefonica Deutschland Holding AG	8,444	20,986
Telefonica SA	43,298	198,774
Telenor ASA	6,537	95,797
Telia Co. AB	24,708	88,878
Telstra Corp. Ltd.	37,292	71,175
TPG Telecom Ltd.	3,744	16,215
United Internet AG (Registered)	950	28,498
Verizon Communications, Inc.	94,492	5,077,055

		15,614,136

Entertainment (0.6%)
Activision Blizzard, Inc.*	4,356	259,095
Bollore SA	8,577	23,626
Electronic Arts, Inc.*	1,644	164,680
Konami Holdings Corp.	900	27,592
Live Nation Entertainment, Inc.*	789	35,868
Netflix, Inc.*	2,457	922,604
Nexon Co. Ltd.	4,400	71,969
Nintendo Co. Ltd.	1,100	424,263
Square Enix Holdings Co. Ltd.	700	31,283
Take-Two Interactive Software, Inc.*	612	72,589
Toho Co. Ltd.	1,100	33,631
Ubisoft Entertainment SA*	853	62,906
Vivendi SA	7,678	164,744
Walt Disney Co. (The)	10,095	975,177

		3,270,027

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	1,678	1,949,752
Alphabet, Inc., Class C*	1,674	1,946,544
Auto Trader Group plc(m)	8,898	48,357
Baidu, Inc. (ADR)*	14,100	1,421,139
Facebook, Inc., Class A*	13,478	2,248,130
Kakaku.com, Inc.	1,400	25,692
LINE Corp.*	600	28,992
REA Group Ltd.(x)	506	23,824
Twitter, Inc.*	4,312	105,903
Z Holdings Corp.	23,800	76,555

		7,874,888

Media (1.3%)
Altice Europe NV, Class A*	5,486	21,206
Charter Communications, Inc., Class A*	878	383,080
Comcast Corp., Class A	101,745	3,497,993
CyberAgent, Inc.	1,000	38,806
Dentsu Group, Inc.	2,061	39,736
Discovery, Inc., Class A(x)*	915	17,788
Discovery, Inc., Class C*	1,902	33,361
DISH Network Corp., Class A*	1,395	27,886
Eutelsat Communications SA	1,742	18,240
Fox Corp., Class A	1,911	45,157
Fox Corp., Class B	925	21,164
Hakuhodo DY Holdings, Inc.	2,300	23,200
Informa plc	11,346	62,925
Interpublic Group of Cos., Inc. (The)	2,144	34,711
ITV plc	34,800	28,774
JCDecaux SA(x)	963	17,463
News Corp., Class A	1,963	17,618
News Corp., Class B	714	6,419
Omnicom Group, Inc.	1,213	66,594
Pearson plc	7,512	51,869
Publicis Groupe SA	1,975	56,663
Schibsted ASA, Class B	925	16,423
SES SA (FDR)	397,283	2,337,536
Singapore Press Holdings Ltd.	15,500	19,967
Telenet Group Holding NV	456	13,745
ViacomCBS, Inc.	2,960	41,469
WPP plc	11,568	78,821

		7,018,614

Wireless Telecommunication Services (0.8%)
KDDI Corp.	16,400	484,752
Millicom International Cellular SA (SDR)(x)	837	23,569
NTT DOCOMO, Inc.	12,400	389,796
Softbank Corp.(x)	15,500	197,299
SoftBank Group Corp.	14,500	507,747
Tele2 AB, Class B	4,797	64,463
T-Mobile US, Inc.*	1,764	148,000
Vodafone Group plc	2,051,554	2,865,834

		4,681,460

Total Communication Services		38,459,125

Consumer Discretionary (10.0%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,400	34,475
Aptiv plc	1,429	70,364
BorgWarner, Inc.	1,109	27,026
Bridgestone Corp.	5,300	163,098
Cie Generale des Etablissements Michelin SCA	1,583	140,895
Continental AG	1,000	73,130
Denso Corp.	4,000	129,209
Faurecia SE	729	21,820
JTEKT Corp.	2,000	13,581
Koito Manufacturing Co. Ltd.	1,000	33,842
NGK Spark Plug Co. Ltd.	1,500	21,114
Nokian Renkaat OYJ	1,201	29,145
Pirelli & C SpA(m)	3,842	13,753
Stanley Electric Co. Ltd.	1,300	25,616
Sumitomo Electric Industries Ltd.	7,200	75,735
Sumitomo Rubber Industries Ltd.	1,600	15,100
Toyoda Gosei Co. Ltd.	600	10,288
Toyota Industries Corp.	1,400	67,179
Valeo SA	2,315	38,714
Yokohama Rubber Co. Ltd. (The)	1,100	13,648

		1,017,732

Automobiles (1.2%)
Bayerische Motoren Werke AG	3,068	161,070
Bayerische Motoren Werke AG (Preference)(q)	528	23,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Daimler AG (Registered)	8,426	$258,489
Ferrari NV	1,117	173,611
Fiat Chrysler Automobiles NV	10,426	75,132
Ford Motor Co.	21,862	105,593
General Motors Co.	7,009	145,647
Harley-Davidson, Inc.	864	16,356
Honda Motor Co. Ltd.	155,500	3,497,152
Isuzu Motors Ltd.	5,300	35,082
Mazda Motor Corp.	4,820	25,501
Mitsubishi Motors Corp.	6,400	18,123
Nissan Motor Co. Ltd.	20,800	68,668
Peugeot SA	5,306	70,742
Porsche Automobil Holding SE (Preference)(q)	1,471	63,547
Renault SA(x)	1,846	35,850
Subaru Corp.	5,600	107,518
Suzuki Motor Corp.	3,300	78,962
Toyota Motor Corp.	21,198	1,276,157
Volkswagen AG	326	44,181
Volkswagen AG (Preference)(q)	1,720	204,928
Yamaha Motor Co. Ltd.	2,400	28,990

		6,514,399

Distributors (0.0%)
Genuine Parts Co.	802	53,999
Jardine Cycle & Carriage Ltd.	955	13,227
LKQ Corp.*	1,702	34,908

		102,134

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	17,828
H&R Block, Inc.	1,033	14,545

		32,373

Hotels, Restaurants & Leisure (1.9%)
Accor SA	1,686	46,119
Aristocrat Leisure Ltd.	5,246	67,878
Carnival Corp.(x)	2,222	29,264
Carnival plc	1,354	16,434
Chipotle Mexican Grill, Inc.*	142	92,925
Compass Group plc	14,699	229,666
Crown Resorts Ltd.	3,577	16,589
Darden Restaurants, Inc.	676	36,815
Flight Centre Travel Group Ltd.(r)	534	3,255
Flutter Entertainment plc	693	62,823
Galaxy Entertainment Group Ltd.	480,360	2,544,412
Genting Singapore Ltd.	58,042	28,206
GVC Holdings plc	5,590	38,804
Hilton Worldwide Holdings, Inc.	1,557	106,250
InterContinental Hotels Group plc	45,136	1,932,526
Las Vegas Sands Corp.	1,889	80,226
Marriott International, Inc., Class A	1,525	114,085
McDonald’s Corp.	4,213	696,619
McDonald’s Holdings Co. Japan Ltd.	673	30,394
Melco Resorts & Entertainment Ltd. (ADR)	2,082	25,817
MGM Resorts International	2,909	34,326
Norwegian Cruise Line Holdings Ltd.*	1,156	12,670
Oriental Land Co. Ltd.	1,800	230,353
Royal Caribbean Cruises Ltd.	959	30,851
Sands China Ltd.	21,596	78,596
SJM Holdings Ltd.	18,000	15,097
Sodexo SA(x)	787	53,329
Starbucks Corp.	6,614	434,804
Tabcorp Holdings Ltd.	19,330	30,664
TUI AG	4,235	18,966
Whitbread plc	1,284	48,082
Wynn Macau Ltd.	14,800	22,385
Wynn Resorts Ltd.	524	31,540
Yum China Holdings, Inc.	74,920	3,193,840
Yum! Brands, Inc.	1,697	116,295

		10,550,905

Household Durables (1.1%)
Barratt Developments plc	9,168	49,966
Berkeley Group Holdings plc	1,147	51,272
Casio Computer Co. Ltd.	1,900	26,653
DR Horton, Inc.	1,877	63,818
Electrolux AB	1,959	24,395
Garmin Ltd.	796	59,668
Husqvarna AB, Class B	3,909	19,654
Iida Group Holdings Co. Ltd.(x)	1,400	19,394
Leggett & Platt, Inc.	792	21,131
Lennar Corp., Class A	1,581	60,394
Mohawk Industries, Inc.*	324	24,702
Newell Brands, Inc.	2,151	28,565
Nikon Corp.	3,100	28,636
NVR, Inc.*	20	51,382
Panasonic Corp.	630,500	4,813,079
Persimmon plc	2,899	68,655
PulteGroup, Inc.	1,438	32,096
Rinnai Corp.	300	21,266
SEB SA	217	27,079
Sekisui Chemical Co. Ltd.	3,500	46,420
Sekisui House Ltd.	5,600	92,547
Sharp Corp.(x)*	1,900	19,908
Sony Corp.	11,800	701,430
Taylor Wimpey plc	31,505	45,782
Whirlpool Corp.	354	30,373

		6,428,265

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	2,333	4,548,697
Booking Holdings, Inc.*	2,614	3,516,666
Delivery Hero SE(m)*	1,003	76,058
eBay, Inc.	4,274	128,476
Expedia Group, Inc.	780	43,891
Just Eat Takeaway(m)*	1,105	83,301
Mercari, Inc.(x)*	700	13,582
Ocado Group plc*	4,105	61,986
Prosus NV*	4,516	312,907
Rakuten, Inc.	8,300	62,970
Zalando SE(m)*	1,319	51,393
ZOZO, Inc.(x)	1,000	13,418

		8,913,345

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	1,900	92,213
Hasbro, Inc.	708	50,657
Mattel, Inc.(x)*	63,500	559,435
Sankyo Co. Ltd.	400	11,658
Sega Sammy Holdings, Inc.	1,800	21,917
Shimano, Inc.	700	100,258
Yamaha Corp.	1,200	46,778

		882,916

Multiline Retail (1.0%)
Dollar General Corp.	1,434	216,548
Dollar Tree, Inc.*	65,966	4,846,522
Harvey Norman Holdings Ltd.(x)	5,114	9,225
Isetan Mitsukoshi Holdings Ltd.(x)	3,200	18,655
J Front Retailing Co. Ltd.	2,200	18,276
Kohl’s Corp.	831	12,124
Macy’s, Inc.(x)	1,572	7,719
Marks & Spencer Group plc	18,732	23,001
Marui Group Co. Ltd.	1,800	30,215
Next plc	1,204	60,647
Nordstrom, Inc.(x)	623	9,557
Pan Pacific International Holdings Corp.	4,000	75,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ryohin Keikaku Co. Ltd.	2,300	$25,815
Target Corp.	2,815	261,711
Wesfarmers Ltd.	10,506	226,237

		5,842,211

Specialty Retail (1.4%)
ABC-Mart, Inc.	300	15,047
Advance Auto Parts, Inc.	380	35,462
AutoZone, Inc.*	133	112,518
Best Buy Co., Inc.	1,292	73,644
CarMax, Inc.*	931	50,116
Dufry AG (Registered)	445	13,794
Fast Retailing Co. Ltd.	500	204,308
Gap, Inc. (The)	1,032	7,265
Hennes & Mauritz AB, Class B	7,717	99,294
Hikari Tsushin, Inc.	200	33,555
Home Depot, Inc. (The)	6,109	1,140,611
Industria de Diseno Textil SA	10,107	262,396
JD Sports Fashion plc	4,207	24,214
Kingfisher plc	1,721,242	3,100,379
L Brands, Inc.	1,140	13,178
Lowe’s Cos., Inc.	4,305	370,445
Nitori Holdings Co. Ltd.	700	94,619
O’Reilly Automotive, Inc.*	427	128,548
Ross Stores, Inc.	6,434	559,565
Shimamura Co. Ltd.	200	12,080
Tiffany & Co.	606	78,477
TJX Cos., Inc. (The)	23,194	1,108,905
Tractor Supply Co.	653	55,211
Ulta Beauty, Inc.*	324	56,927
USS Co. Ltd.	2,100	28,926
Yamada Denki Co. Ltd.*	6,000	23,958

		7,703,442

Textiles, Apparel & Luxury Goods (1.4%)
adidas AG	8,292	1,907,557
Burberry Group plc	163,753	2,679,020
Capri Holdings Ltd.*	774	8,351
Cie Financiere Richemont SA (Registered)	4,837	265,090
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	875	94,918
EssilorLuxottica SA (Turquoise Stock Exchange)	1,754	189,239
Hanesbrands, Inc.(x)	2,089	16,440
Hermes International	293	202,364
Kering SA	702	366,300
LVMH Moet Hennessy Louis Vuitton SE	2,576	956,200
Moncler SpA	1,734	63,300
NIKE, Inc., Class B	6,983	577,773
Pandora A/S	961	31,294
Puma SE	748	44,685
PVH Corp.	414	15,583
Ralph Lauren Corp.(x)	278	18,579
Swatch Group AG (The)	278	55,562
Swatch Group AG (The) (Registered)	505	19,872
Tapestry, Inc.	1,446	18,726
Under Armour, Inc., Class A*	1,090	10,039
Under Armour, Inc., Class C*	1,073	8,648
VF Corp.	1,821	98,480
Yue Yuen Industrial Holdings Ltd.	7,000	10,661

		7,658,681

Total Consumer Discretionary		55,646,403

Consumer Staples (10.0%)
Beverages (2.6%)
Anheuser-Busch InBev SA/NV	74,403	3,304,113
Asahi Group Holdings Ltd.	3,300	107,147
Brown-Forman Corp., Class B	1,065	59,118
Budweiser Brewing Co. APAC Ltd.(m)*	12,000	30,833
Carlsberg A/S, Class B	980	111,246
Coca-Cola Amatil Ltd.	4,868	26,905
Coca-Cola Bottlers Japan, Inc.(x)	1,200	24,650
Coca-Cola Co. (The)	21,597	955,667
Coca-Cola European Partners plc	2,103	78,926
Coca-Cola HBC AG	1,918	41,224
Constellation Brands, Inc., Class A	933	133,755
Davide Campari-Milano SpA	5,579	40,130
Diageo plc	21,745	696,464
Heineken Holding NV	1,107	84,960
Heineken NV	2,402	201,043
Kirin Holdings Co. Ltd.	214,700	4,252,404
Molson Coors Beverage Co., Class B	1,048	40,883
Monster Beverage Corp.*	2,158	121,409
PepsiCo, Inc.	7,833	940,743
Pernod Ricard SA	1,967	279,784
Remy Cointreau SA(x)	217	23,777
Suntory Beverage & Food Ltd.	83,700	3,167,338
Treasury Wine Estates Ltd.	6,914	42,418

		14,764,937

Food & Staples Retailing (3.5%)
Aeon Co. Ltd.	6,000	133,358
Carrefour SA	5,428	85,995
Casino Guichard Perrachon SA	521	20,090
Coles Group Ltd.	10,252	96,998
Colruyt SA	530	28,739
Costco Wholesale Corp.	2,474	705,412
Dairy Farm International Holdings Ltd.	2,300	10,586
FamilyMart Co. Ltd.	2,400	42,972
ICA Gruppen AB	806	33,980
J Sainsbury plc	16,999	44,270
Jeronimo Martins SGPS SA	2,418	43,736
Koninklijke Ahold Delhaize NV	10,199	238,690
Kroger Co. (The)	209,776	6,318,453
Lawson, Inc.	500	27,501
METRO AG	1,817	15,725
Seven & i Holdings Co. Ltd.	110,100	3,635,761
Sundrug Co. Ltd.	700	22,466
Sysco Corp.	2,863	130,639
Tesco plc	90,745	256,968
Tsuruha Holdings, Inc.	400	52,888
Walgreens Boots Alliance, Inc.	138,784	6,349,368
Walmart, Inc.	7,970	905,551
Welcia Holdings Co. Ltd.	300	21,122
Wm Morrison Supermarkets plc	23,055	50,790
Woolworths Group Ltd.	11,686	255,339

		19,527,397

Food Products (2.4%)
a2 Milk Co. Ltd.*	7,062	71,426
Ajinomoto Co., Inc.	4,200	78,257
Archer-Daniels-Midland Co.	3,107	109,304
Associated British Foods plc	3,220	72,266
Barry Callebaut AG (Registered)	30	60,322
Calbee, Inc.	1,000	27,082
Campbell Soup Co.	888	40,990
Chocoladefabriken Lindt & Spruengli AG	10	84,485
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	87,482
Conagra Brands, Inc.	2,813	82,533
Danone SA	5,722	369,038
General Mills, Inc.	3,367	177,677
Hershey Co. (The)	831	110,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hormel Foods Corp.	1,549	$72,245
JM Smucker Co. (The)	611	67,821
Kellogg Co.	121,335	7,278,887
Kerry Group plc, Class A	1,472	168,755
Kikkoman Corp.(x)	1,400	59,612
Kraft Heinz Co. (The)	3,467	85,774
Lamb Weston Holdings, Inc.	814	46,479
McCormick & Co., Inc. (Non-Voting)	711	100,400
Meiji Holdings Co. Ltd.	938	66,829
Mondelez International, Inc., Class A	8,045	402,894
Mowi ASA	4,222	64,353
Nestle SA (Registered)	27,575	2,842,106
NH Foods Ltd.	800	27,880
Nisshin Seifun Group, Inc.	1,915	31,964
Nissin Foods Holdings Co. Ltd.	600	50,078
Orkla ASA	7,215	61,742
Toyo Suisan Kaisha Ltd.	1,000	48,416
Tyson Foods, Inc., Class A	1,644	95,138
Vitasoy International Holdings Ltd.	8,000	24,159
WH Group Ltd.(m)	91,500	84,970
Wilmar International Ltd.	16,200	36,643
Yakult Honsha Co. Ltd.	1,000	59,221
Yamazaki Baking Co. Ltd.	1,200	25,126

		13,172,462

Household Products (0.6%)
Church & Dwight Co., Inc.	1,365	87,606
Clorox Co. (The)	701	121,448
Colgate-Palmolive Co.	4,786	317,599
Essity AB, Class B	5,613	173,090
Henkel AG & Co. KGaA	998	75,206
Henkel AG & Co. KGaA (Preference)(q)	1,643	133,985
Kimberly-Clark Corp.	1,920	245,511
Lion Corp.	2,200	47,199
Pigeon Corp.	1,100	42,220
Procter & Gamble Co. (The)	13,961	1,535,710
Reckitt Benckiser Group plc	6,573	504,462
Unicharm Corp.	3,700	138,925

		3,422,961

Personal Products (0.5%)
Beiersdorf AG	968	98,497
Coty, Inc., Class A	1,433	7,394
Estee Lauder Cos., Inc. (The), Class A	1,256	200,131
Kao Corp.	4,500	368,456
Kobayashi Pharmaceutical Co. Ltd.	500	46,350
Kose Corp.	300	36,986
L’Oreal SA	2,327	610,805
Pola Orbis Holdings, Inc.	900	16,624
Shiseido Co. Ltd.	3,600	212,659
Unilever NV	13,598	669,974
Unilever plc	10,277	518,819

		2,786,695

Tobacco (0.4%)
Altria Group, Inc.	10,509	406,383
British American Tobacco plc	21,254	725,789
Imperial Brands plc	8,771	162,579
Japan Tobacco, Inc.	11,100	205,466
Philip Morris International, Inc.	8,732	637,087
Swedish Match AB	1,632	93,353

		2,230,657

Total Consumer Staples		55,905,109

Energy (3.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	3,541	37,181
Halliburton Co.	4,864	33,318
Helmerich & Payne, Inc.	559	8,748
National Oilwell Varco, Inc.	2,037	20,024
Schlumberger Ltd.	7,828	105,600
TechnipFMC plc	2,397	16,156
Tenaris SA	4,536	27,747
Worley Ltd.(x)	3,353	13,140

		261,914

Oil, Gas & Consumable Fuels (3.6%)
Aker BP ASA	1,038	13,216
Apache Corp.	100,016	418,067
BP plc	1,444,799	6,146,423
Cabot Oil & Gas Corp.	2,121	36,460
Caltex Australia Ltd.	2,399	33,667
Chevron Corp.	10,590	767,351
Concho Resources, Inc.	1,160	49,706
ConocoPhillips	6,123	188,588
Devon Energy Corp.	2,174	15,022
Diamondback Energy, Inc.	895	23,449
Eni SpA	193,658	1,957,966
EOG Resources, Inc.	3,294	118,321
Equinor ASA	9,210	116,016
Exxon Mobil Corp.	57,851	2,196,602
Galp Energia SGPS SA	4,815	54,974
Hess Corp.	1,444	48,085
HollyFrontier Corp.	830	20,343
Husky Energy, Inc.	175,500	441,462
Idemitsu Kosan Co. Ltd.	1,920	44,017
Inpex Corp.	9,800	55,087
JXTG Holdings, Inc.	28,394	97,324
Kinder Morgan, Inc.	10,860	151,171
Koninklijke Vopak NV	675	35,196
Lundin Petroleum AB	1,785	34,181
Marathon Oil Corp.	4,342	14,285
Marathon Petroleum Corp.	3,599	85,008
Neste OYJ	3,901	132,133
Noble Energy, Inc.	2,668	16,115
Occidental Petroleum Corp.(x)	4,990	57,784
Oil Search Ltd.	13,182	20,052
OMV AG	1,415	39,111
ONEOK, Inc.	2,304	50,250
Origin Energy Ltd.	16,918	45,320
Phillips 66	2,462	132,086
Pioneer Natural Resources Co.	932	65,380
Repsol SA	13,123	119,751
Royal Dutch Shell plc, Class A	38,735	677,855
Royal Dutch Shell plc, Class B	267,498	4,485,116
Santos Ltd.	15,676	33,981
TOTAL SA	22,238	862,378
Valero Energy Corp.	2,312	104,872
Washington H Soul Pattinson & Co. Ltd.(x)	1,125	11,699
Williams Cos., Inc. (The)	6,761	95,668
Woodside Petroleum Ltd.	8,670	96,602

		20,208,140

Total Energy		20,470,054

Financials (7.8%)
Banks (4.7%)
ABN AMRO Bank NV (CVA)(m)	4,063	33,352
AIB Group plc(x)*	8,190	9,162
Aozora Bank Ltd.	1,100	20,973
Australia & New Zealand Banking Group Ltd.	26,265	283,260
Banco Bilbao Vizcaya Argentaria SA	61,783	197,506
Banco de Sabadell SA(x)	54,867	28,191
Banco Santander SA	153,981	374,782
Bangkok Bank PCL	205,550	629,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bangkok Bank PCL (NVDR)	502,400	$1,538,140
Bank Hapoalim BM	10,901	65,532
Bank Leumi Le-Israel BM	14,212	78,580
Bank of America Corp.	45,341	962,589
Bank of East Asia Ltd. (The)(x)	12,400	26,604
Bank of Ireland Group plc	9,298	17,566
Bank of Kyoto Ltd. (The)(x)	500	15,911
Bankia SA(x)	12,002	13,399
Bankinter SA	6,476	23,776
Barclays plc	160,035	185,947
Bendigo & Adelaide Bank Ltd.	5,140	19,716
BNP Paribas SA	107,942	3,253,937
BOC Hong Kong Holdings Ltd.	33,500	92,312
CaixaBank SA	32,147	59,956
Chiba Bank Ltd. (The)	5,700	24,935
Citigroup, Inc.	12,228	515,043
Citizens Financial Group, Inc.	2,429	45,689
Comerica, Inc.	778	22,827
Commerzbank AG	9,624	35,009
Commonwealth Bank of Australia	16,403	619,581
Concordia Financial Group Ltd.(x)	10,200	29,711
Credit Agricole SA	10,604	77,720
Danske Bank A/S	5,815	65,911
DBS Group Holdings Ltd.	16,700	218,355
DNB ASA	8,747	98,100
Erste Group Bank AG	2,708	50,192
Fifth Third Bancorp	3,927	58,316
FinecoBank Banca Fineco SpA	5,849	53,153
First Republic Bank	938	77,179
Fukuoka Financial Group, Inc.	1,400	18,537
Hang Seng Bank Ltd.	6,900	117,567
HSBC Holdings plc	188,213	1,059,937
Huntington Bancshares, Inc.	5,774	47,405
ING Groep NV	36,105	189,120
Intesa Sanpaolo SpA	137,906	225,098
Israel Discount Bank Ltd., Class A	11,181	33,116
Japan Post Bank Co. Ltd.(x)	3,900	36,034
JPMorgan Chase & Co.	17,567	1,581,557
KB Financial Group, Inc. (ADR)	68,695	1,867,817
KBC Group NV	2,306	106,415
KeyCorp	5,378	55,770
Lloyds Banking Group plc	649,018	255,937
M&T Bank Corp.	737	76,228
Mebuki Financial Group, Inc.	8,330	16,985
Mediobanca Banca di Credito Finanziario SpA	5,955	32,830
Mitsubishi UFJ Financial Group, Inc.	114,000	425,293
Mizrahi Tefahot Bank Ltd.	1,390	25,967
Mizuho Financial Group, Inc.	223,524	255,817
National Australia Bank Ltd.	26,715	282,413
Nordea Bank Abp (Aquis Stock Exchange)	445	2,508
Nordea Bank Abp (Turquoise Stock Exchange)	29,576	166,953
Oversea-Chinese Banking Corp. Ltd.	31,186	189,710
People’s United Financial, Inc.	2,611	28,852
PNC Financial Services Group, Inc. (The)‡	2,455	234,993
Raiffeisen Bank International AG	1,422	20,873
Regions Financial Corp.	5,311	47,640
Resona Holdings, Inc.	20,051	60,335
Royal Bank of Scotland Group plc	43,875	61,199
Seven Bank Ltd.	6,500	16,800
Shinsei Bank Ltd.	1,600	21,356
Shizuoka Bank Ltd. (The)(x)	4,400	26,769
Skandinaviska Enskilda Banken AB, Class A	14,987	101,379
Societe Generale SA	7,512	126,370
Standard Chartered plc	25,173	138,745
Sumitomo Mitsui Financial Group, Inc.	131,327	3,190,893
Sumitomo Mitsui Trust Holdings, Inc.	2,986	86,263
SVB Financial Group*	299	45,173
Svenska Handelsbanken AB, Class A*	14,148	118,479
Swedbank AB, Class A	8,288	92,550
Truist Financial Corp.	7,560	233,150
UniCredit SpA	18,625	145,829
United Overseas Bank Ltd.	13,607	186,341
US Bancorp	7,925	273,016
Wells Fargo & Co.	120,924	3,470,519
Westpac Banking Corp.	33,069	345,661
Zions Bancorp NA	926	24,780

		26,089,613

Capital Markets (1.1%)
3i Group plc	8,894	87,042
Ameriprise Financial, Inc.	692	70,916
Amundi SA(m)	581	34,385
ASX Ltd.	1,734	83,628
Bank of New York Mellon Corp. (The)	4,698	158,229
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.‡	656	288,620
Cboe Global Markets, Inc.	604	53,907
Charles Schwab Corp. (The)	6,400	215,168
CME Group, Inc.	2,020	349,278
Credit Suisse Group AG (Registered)*	23,684	195,568
Daiwa Securities Group, Inc.	14,700	57,019
Deutsche Bank AG (Registered)	18,178	122,118
Deutsche Boerse AG	1,761	241,906
E*TRADE Financial Corp.	1,262	43,312
Franklin Resources, Inc.(x)	1,574	26,270
Goldman Sachs Group, Inc. (The)	1,785	275,943
Hargreaves Lansdown plc	3,076	52,706
Hong Kong Exchanges & Clearing Ltd.	11,173	335,539
Intercontinental Exchange, Inc.	3,126	252,424
Invesco Ltd.	2,110	19,159
Japan Exchange Group, Inc.	4,900	86,581
Julius Baer Group Ltd.(x)*	2,150	73,403
London Stock Exchange Group plc	2,917	262,826
Macquarie Group Ltd.	3,106	169,100
Magellan Financial Group Ltd.	1,098	28,974
MarketAxess Holdings, Inc.	219	72,833
Moody’s Corp.	908	192,042
Morgan Stanley	6,523	221,782
MSCI, Inc.	472	136,389
Nasdaq, Inc.	621	58,964
Natixis SA(x)	9,086	29,542
Nomura Holdings, Inc.	30,500	129,205
Northern Trust Corp.	1,199	90,477
Partners Group Holding AG	172	118,969
Raymond James Financial, Inc.	723	45,694
S&P Global, Inc.	1,374	336,699
SBI Holdings, Inc.	2,250	32,824
Schroders plc	1,194	36,674
Singapore Exchange Ltd.	7,600	48,936
St James’s Place plc	5,110	48,692
Standard Life Aberdeen plc	21,384	59,159
State Street Corp.	2,022	107,712
T. Rowe Price Group, Inc.	1,314	128,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
UBS Group AG (Registered)*	35,757	$334,201

		5,813,127

Consumer Finance (0.1%)
Acom Co. Ltd.(x)	4,400	17,891
AEON Financial Service Co. Ltd.	1,100	11,766
American Express Co.	3,758	321,722
Capital One Financial Corp.	2,581	130,134
Credit Saison Co. Ltd.	1,600	18,580
Discover Financial Services	1,721	61,388
Isracard Ltd.	1	3
Synchrony Financial	3,284	52,840

		614,324

Diversified Financial Services (0.5%)
AMP Ltd.*	29,903	24,387
Berkshire Hathaway, Inc., Class B*	10,958	2,003,451
Challenger Ltd.	4,673	11,898
Eurazeo SE	397	17,963
EXOR NV	951	48,986
Groupe Bruxelles Lambert SA	775	60,982
Industrivarden AB, Class C	1,411	27,545
Investor AB, Class B	4,220	194,096
Kinnevik AB, Class B	2,324	38,621
L E Lundbergforetagen AB, Class B	705	28,906
M&G plc*	24,588	34,238
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	17,211
ORIX Corp.	12,300	147,912
Pargesa Holding SA	364	24,163
Tokyo Century Corp.	400	12,510
Wendel SA	260	20,799

		2,713,668

Insurance (1.4%)
Admiral Group plc	1,817	50,137
Aegon NV	17,111	43,405
Aflac, Inc.	4,130	141,411
Ageas	1,582	65,828
AIA Group Ltd.	112,000	1,007,586
Allianz SE (Registered)	3,865	666,255
Allstate Corp. (The)	1,795	164,655
American International Group, Inc.	4,853	117,685
Aon plc	1,316	217,193
Arthur J Gallagher & Co.	1,074	87,542
Assicurazioni Generali SpA	10,182	138,709
Assurant, Inc.	341	35,495
Aviva plc	36,296	120,499
AXA SA‡	17,910	310,146
Baloise Holding AG (Registered)	469	61,560
Chubb Ltd.	2,542	283,916
Cincinnati Financial Corp.	837	63,152
CNP Assurances	1,649	16,141
Dai-ichi Life Holdings, Inc.	9,900	118,477
Direct Line Insurance Group plc	13,208	48,329
Everest Re Group Ltd.	227	43,679
Gjensidige Forsikring ASA(x)	1,810	30,972
Globe Life, Inc.	535	38,504
Hannover Rueck SE	545	79,683
Hartford Financial Services Group, Inc. (The)	2,018	71,114
Insurance Australia Group Ltd.	20,701	80,663
Japan Post Holdings Co. Ltd.	14,300	112,035
Japan Post Insurance Co. Ltd.	2,200	27,291
Legal & General Group plc	55,271	132,228
Lincoln National Corp.	1,096	28,847
Loews Corp.	1,382	48,135
Mapfre SA	10,353	17,709
Marsh & McLennan Cos., Inc.	2,824	244,163
Medibank Pvt Ltd.	26,454	43,165
MetLife, Inc.	4,353	133,071
MS&AD Insurance Group Holdings, Inc.	4,311	120,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,337	270,267
NN Group NV	2,764	74,653
Poste Italiane SpA(m)	5,018	42,507
Principal Financial Group, Inc.	1,502	47,073
Progressive Corp. (The)	3,261	240,792
Prudential Financial, Inc.	2,243	116,950
Prudential plc	24,092	307,535
QBE Insurance Group Ltd.	11,952	65,302
RSA Insurance Group plc	9,908	51,502
Sampo OYJ, Class A	4,102	119,982
SCOR SE	1,523	33,557
Sompo Holdings, Inc.	3,085	95,427
Sony Financial Holdings, Inc.	1,500	25,354
Suncorp Group Ltd.	12,111	67,690
Swiss Life Holding AG (Registered)	309	105,205
Swiss Re AG(x)	2,730	210,493
T&D Holdings, Inc.	4,700	38,373
Tokio Marine Holdings, Inc.	5,900	270,589
Travelers Cos., Inc. (The)	1,453	144,355
Tryg A/S	1,161	28,639
Unum Group	1,151	17,276
Willis Towers Watson plc	720	122,292
WR Berkley Corp.	778	40,588
Zurich Insurance Group AG	1,386	491,973

		8,038,502

Total Financials		43,269,234

Health Care (14.9%)
Biotechnology (2.2%)
AbbVie, Inc.	8,298	632,225
Alexion Pharmaceuticals, Inc.*	1,251	112,327
Amgen, Inc.	3,326	674,280
BeiGene Ltd. (ADR)*	341	41,980
Biogen, Inc.*	1,011	319,860
CSL Ltd.	4,205	762,800
Galapagos NV*	444	88,100
Genmab A/S*	603	122,396
Gilead Sciences, Inc.	114,959	8,594,335
Grifols SA	2,865	97,582
Incyte Corp.*	1,033	75,647
PeptiDream, Inc.*	900	31,413
Regeneron Pharmaceuticals, Inc.*	446	217,777
Vertex Pharmaceuticals, Inc.*	1,455	346,217

		12,116,939

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	9,911	782,077
ABIOMED, Inc.*	257	37,306
Alcon, Inc.*	3,849	196,422
Align Technology, Inc.*	405	70,450
Asahi Intecc Co. Ltd.	1,900	47,034
Baxter International, Inc.	2,848	231,229
Becton Dickinson and Co.	1,523	349,940
BioMerieux	398	44,915
Boston Scientific Corp.*	7,871	256,831
Carl Zeiss Meditec AG	346	33,618
Cochlear Ltd.	555	63,761
Coloplast A/S, Class B	1,092	158,879
Cooper Cos., Inc. (The)	287	79,117
Danaher Corp.	3,592	497,169
Demant A/S*	1,060	23,526
Dentsply Sirona, Inc.	1,265	49,120
Edwards Lifesciences Corp.*	1,179	222,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	5,111	$92,651
Hologic, Inc.*	1,543	54,159
Hoya Corp.	3,500	297,706
IDEXX Laboratories, Inc.*	480	116,275
Intuitive Surgical, Inc.*	651	322,382
Koninklijke Philips NV	8,388	339,502
Medtronic plc	7,523	678,424
Olympus Corp.	10,800	155,870
ResMed, Inc.	801	117,979
Sartorius AG (Preference)(q)	342	83,588
Siemens Healthineers AG(m)	1,332	52,852
Smith & Nephew plc	8,107	143,863
Sonova Holding AG (Registered)	507	91,532
STERIS plc	475	66,486
Straumann Holding AG (Registered)	99	73,782
Stryker Corp.	1,812	301,680
Sysmex Corp.	1,500	108,453
Teleflex, Inc.	268	78,486
Terumo Corp.	6,000	206,337
Varian Medical Systems, Inc.*	489	50,201
Zimmer Biomet Holdings, Inc.	1,145	115,737

		6,691,722

Health Care Providers & Services (0.7%)
Alfresa Holdings Corp.(x)	1,500	27,979
AmerisourceBergen Corp.	848	75,048
Anthem, Inc.	1,412	320,580
Cardinal Health, Inc.	1,640	78,622
Centene Corp.*	3,287	195,281
Cigna Corp.	2,083	369,066
CVS Health Corp.	7,316	434,058
DaVita, Inc.*	504	38,334
Fresenius Medical Care AG & Co. KGaA	1,963	130,939
Fresenius SE & Co. KGaA	3,872	145,505
HCA Healthcare, Inc.	1,484	133,337
Henry Schein, Inc.*	790	39,911
Humana, Inc.	754	236,771
Laboratory Corp. of America Holdings*	545	68,883
McKesson Corp.	893	120,787
Medipal Holdings Corp.	1,800	33,640
NMC Health plc(r)	942	1,225
Quest Diagnostics, Inc.	776	62,313
Ramsay Health Care Ltd.	1,577	55,250
Ryman Healthcare Ltd.	3,842	23,613
Sonic Healthcare Ltd.	4,326	64,787
Suzuken Co. Ltd.	660	24,056
UnitedHealth Group, Inc.	5,306	1,323,210
Universal Health Services, Inc., Class B	445	44,091

		4,047,286

Health Care Technology (0.0%)
Cerner Corp.	1,759	110,799
M3, Inc.	4,000	118,207

		229,006

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,721	123,258
Eurofins Scientific SE(x)	99	49,076
Illumina, Inc.*	820	223,958
IQVIA Holdings, Inc.*	1,016	109,586
Lonza Group AG (Registered)*	690	287,075
Mettler-Toledo International, Inc.*	137	94,600
PerkinElmer, Inc.	596	44,867
QIAGEN NV*	2,180	88,469
Sartorius Stedim Biotech	266	53,418
Thermo Fisher Scientific, Inc.	2,248	637,533
Waters Corp.*	352	64,082

		1,775,922

Pharmaceuticals (10.5%)
Allergan plc	55,667	9,858,626
Astellas Pharma, Inc.	17,500	270,903
AstraZeneca plc	12,156	1,085,872
Bayer AG (Registered)	85,608	5,025,211
Bristol-Myers Squibb Co.	13,149	732,925
Chugai Pharmaceutical Co. Ltd.	2,100	243,078
Daiichi Sankyo Co. Ltd.	5,300	364,649
Eisai Co. Ltd.	2,300	168,819
Eli Lilly & Co.	4,739	657,394
GlaxoSmithKline plc	46,226	867,077
H Lundbeck A/S	649	19,313
Hisamitsu Pharmaceutical Co., Inc.	500	23,312
Ipsen SA	363	18,843
Johnson & Johnson	14,753	1,934,561
Kyowa Kirin Co. Ltd.	2,300	51,571
Merck & Co., Inc.	14,233	1,095,087
Merck KGaA	32,369	3,356,424
Mylan NV*	2,915	43,463
Nippon Shinyaku Co. Ltd.	400	31,429
Novartis AG (Registered)	66,929	5,531,350
Novo Nordisk A/S, Class B	16,395	988,970
Ono Pharmaceutical Co. Ltd.	3,400	78,263
Orion OYJ, Class B	1,003	41,144
Otsuka Holdings Co. Ltd.	3,600	140,938
Perrigo Co. plc	744	35,779
Pfizer, Inc.	30,995	1,011,677
Recordati SpA	1,004	42,533
Roche Holding AG	30,165	9,807,064
Sanofi	86,484	7,614,122
Santen Pharmaceutical Co. Ltd.	3,500	60,284
Shionogi & Co. Ltd.	2,400	118,095
Sumitomo Dainippon Pharma Co. Ltd.	1,500	19,463
Taisho Pharmaceutical Holdings Co. Ltd.	300	18,444
Takeda Pharmaceutical Co. Ltd.	207,602	6,353,159
Teva Pharmaceutical Industries Ltd. (ADR)*	9,979	89,611
UCB SA	1,146	99,511
Vifor Pharma AG	437	60,465
Zoetis, Inc.	2,664	313,526

		58,272,955

Total Health Care		83,133,830

Industrials (8.9%)
Aerospace & Defense (0.6%)
Airbus SE	5,408	350,889
Arconic, Inc.	2,144	34,433
BAE Systems plc	29,696	191,618
Boeing Co. (The)	2,996	446,823
Dassault Aviation SA	25	20,573
Elbit Systems Ltd.	227	29,583
General Dynamics Corp.	1,330	175,972
Huntington Ingalls Industries, Inc.	241	43,912
L3Harris Technologies, Inc.	1,223	220,287
Leonardo SpA	3,887	25,859
Lockheed Martin Corp.	1,398	473,852
Meggitt plc	7,463	27,036
MTU Aero Engines AG	474	69,442
Northrop Grumman Corp.	878	265,639
Raytheon Co.	1,554	203,807
Rolls-Royce Holdings plc*	15,785	66,429
Safran SA*	3,033	266,589
Singapore Technologies Engineering Ltd.	15,000	32,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	1,213	$32,351
Thales SA	958	80,410
TransDigm Group, Inc.	277	88,693
United Technologies Corp.	4,555	429,673

		3,576,822

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	772	51,106
Deutsche Post AG (Registered)	9,166	252,894
DSV Panalpina A/S	1,960	178,465
Expeditors International of Washington, Inc.	987	65,853
FedEx Corp.	1,339	162,367
SG Holdings Co. Ltd.	1,400	33,398
United Parcel Service, Inc., Class B	34,843	3,255,033
Yamato Holdings Co. Ltd.	2,700	42,375

		4,041,491

Airlines (0.2%)
Alaska Air Group, Inc.	682	19,416
American Airlines Group, Inc.(x)	2,137	26,050
ANA Holdings, Inc.(x)	1,100	26,861
Delta Air Lines, Inc.	3,228	92,095
Deutsche Lufthansa AG (Registered)	2,282	21,789
easyJet plc	1,526	10,982
Japan Airlines Co. Ltd.	40,130	738,486
Qantas Airways Ltd.	7,017	13,764
Singapore Airlines Ltd.	5,100	20,615
Southwest Airlines Co.	2,617	93,191
United Airlines Holdings, Inc.*	1,231	38,838

		1,102,087

Building Products (0.2%)
AGC, Inc.	1,800	44,239
Allegion plc	500	46,010
AO Smith Corp.	722	27,299
Assa Abloy AB, Class B	9,287	175,571
Cie de Saint-Gobain	4,549	110,604
Daikin Industries Ltd.	2,300	280,476
Fortune Brands Home & Security, Inc.	780	33,735
Geberit AG (Registered)	343	151,310
Johnson Controls International plc	4,321	116,494
Kingspan Group plc	1,377	73,729
LIXIL Group Corp.	2,600	32,331
Masco Corp.	1,586	54,828
TOTO Ltd.	1,200	39,945
Trane Technologies plc	1,348	111,331

		1,297,902

Commercial Services & Supplies (0.2%)
Brambles Ltd.	14,410	95,099
Cintas Corp.	474	82,106
Copart, Inc.*	1,169	80,100
Dai Nippon Printing Co. Ltd.	2,300	48,987
G4S plc	15,107	17,243
ISS A/S	1,516	20,896
Park24 Co. Ltd.	1,100	16,105
Rentokil Initial plc	16,745	80,369
Republic Services, Inc.	1,181	88,646
Rollins, Inc.	764	27,611
Secom Co. Ltd.	1,900	157,970
Securitas AB, Class B	3,008	32,557
Sohgo Security Services Co. Ltd.	700	34,104
Toppan Printing Co. Ltd.	2,500	38,315
Waste Management, Inc.	2,177	201,503

		1,021,611

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	2,340	45,714
Bouygues SA	1,985	58,251
CIMIC Group Ltd.	913	13,004
Eiffage SA	696	49,292
Ferrovial SA	4,509	108,275
HOCHTIEF AG	249	16,558
Jacobs Engineering Group, Inc.	788	62,465
JGC Holdings Corp.	2,200	17,647
Kajima Corp.	4,300	44,130
Obayashi Corp.	6,200	53,111
Quanta Services, Inc.	781	24,781
Shimizu Corp.	5,700	44,582
Skanska AB, Class B*	3,267	49,794
Taisei Corp.	1,800	55,026
Vinci SA	4,767	394,446

		1,037,076

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	17,076	300,240
AMETEK, Inc.	1,274	91,753
Eaton Corp. plc	2,295	178,299
Emerson Electric Co.	3,431	163,487
Fuji Electric Co. Ltd.	1,200	27,147
Legrand SA	2,472	158,850
Melrose Industries plc	44,405	50,146
Mitsubishi Electric Corp.	266,600	3,290,289
Nidec Corp.	4,000	207,485
Prysmian SpA	2,194	35,136
Rockwell Automation, Inc.	653	98,544
Schneider Electric SE	5,123	441,083
Siemens Gamesa Renewable Energy SA	2,250	33,855
Vestas Wind Systems A/S	1,748	142,292

		5,218,606

Industrial Conglomerates (2.3%)
3M Co.	3,236	441,746
CK Hutchison Holdings Ltd.	754,924	5,062,752
DCC plc	865	54,555
General Electric Co.	49,084	389,727
Honeywell International, Inc.	3,988	533,554
Jardine Matheson Holdings Ltd.	2,100	103,635
Jardine Strategic Holdings Ltd.	2,100	45,780
Keihan Holdings Co. Ltd.	899	40,020
Keppel Corp. Ltd.	12,600	46,921
NWS Holdings Ltd.	15,730	16,099
Roper Technologies, Inc.	580	180,850
Sembcorp Industries Ltd.	9,800	10,639
Siemens AG (Registered)	66,288	5,705,301
Smiths Group plc	3,805	57,605
Toshiba Corp.	3,600	79,254

		12,768,438

Machinery (1.6%)
Alfa Laval AB	2,745	47,571
Alstom SA	1,697	71,021
Amada Holdings Co. Ltd.	3,200	25,262
ANDRITZ AG	706	22,215
Atlas Copco AB, Class A	6,222	209,108
Atlas Copco AB, Class B	3,531	104,123
Caterpillar, Inc.	3,095	359,144
CNH Industrial NV	8,978	51,369
Cummins, Inc.	855	115,699
Daifuku Co. Ltd.	800	50,702
Deere & Co.	1,756	242,609
Dover Corp.	838	70,342
Epiroc AB, Class A	6,330	62,752
Epiroc AB, Class B	3,746	37,150
FANUC Corp.	1,800	244,095
Flowserve Corp.	791	18,897
Fortive Corp.	1,647	90,898
GEA Group AG	1,474	30,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hino Motors Ltd.	2,800	$15,049
Hitachi Construction Machinery Co. Ltd.	1,000	20,225
Hoshizaki Corp.	500	37,575
IDEX Corp.	438	60,492
IHI Corp.	1,400	16,331
Illinois Tool Works, Inc.	1,642	233,361
Ingersoll Rand, Inc.*	1,938	48,062
Kawasaki Heavy Industries Ltd.	1,400	20,298
KION Group AG	637	27,981
Knorr-Bremse AG	422	37,836
Komatsu Ltd.	204,200	3,359,927
Kone OYJ, Class B	3,149	178,732
Kubota Corp.	9,600	122,798
Kurita Water Industries Ltd.	900	20,797
Makita Corp.(x)	33,300	1,021,049
Metso OYJ	1,011	24,114
Minebea Mitsumi, Inc.	3,500	52,188
MISUMI Group, Inc.	2,700	58,878
Mitsubishi Heavy Industries Ltd.	3,000	75,876
Nabtesco Corp.	1,100	25,374
NGK Insulators Ltd.	2,500	32,771
NSK Ltd.	3,400	21,810
PACCAR, Inc.	1,932	118,103
Parker-Hannifin Corp.	717	93,016
Pentair plc	879	26,159
Sandvik AB	10,460	148,545
Schindler Holding AG	391	85,943
Schindler Holding AG (Registered)	193	40,831
SKF AB, Class B(x)	3,654	50,271
SMC Corp.	500	213,436
Snap-on, Inc.	325	35,366
Spirax-Sarco Engineering plc	650	65,662
Stanley Black & Decker, Inc.	846	84,600
Sumitomo Heavy Industries Ltd.	1,100	19,840
Techtronic Industries Co. Ltd.	13,000	83,745
THK Co. Ltd.	1,200	24,501
Volvo AB, Class B	13,769	165,568
Wartsila OYJ Abp	4,263	31,327
Weir Group plc (The)	2,494	22,606
Westinghouse Air Brake Technologies Corp.	1,003	48,274
Xylem, Inc.	1,040	67,735
Yangzijiang Shipbuilding Holdings Ltd.	23,335	13,633
Yaskawa Electric Corp.	2,300	63,205

		8,867,199

Marine (0.7%)
AP Moller - Maersk A/S, Class A	36	29,869
AP Moller - Maersk A/S, Class B	4,173	3,743,483
Kuehne + Nagel International AG (Registered)(x)	519	71,336
Mitsui OSK Lines Ltd.	899	14,499
Nippon Yusen KK	1,500	17,832

		3,877,019

Professional Services (0.4%)
Adecco Group AG (Registered)	1,491	58,828
Bureau Veritas SA	2,816	53,525
Equifax, Inc.	701	83,734
Experian plc	8,418	234,342
IHS Markit Ltd.	2,238	134,280
Intertek Group plc	1,459	85,277
Nielsen Holdings plc	2,061	25,845
Persol Holdings Co. Ltd.	1,700	17,076
Randstad NV*	1,024	36,180
Recruit Holdings Co. Ltd.	12,600	325,355
RELX plc (London Stock Exchange)	7,469	160,114
RELX plc (Turquoise Stock Exchange)	10,495	225,858
Robert Half International, Inc.	680	25,670
SEEK Ltd.	3,220	30,208
SGS SA (Registered)	58	134,539
Teleperformance	537	112,084
Verisk Analytics, Inc.	912	127,115
Wolters Kluwer NV	2,530	179,882

		2,049,912

Road & Rail (0.5%)
Aurizon Holdings Ltd.	18,109	46,913
Central Japan Railway Co.	1,400	224,424
ComfortDelGro Corp. Ltd.	21,000	22,473
CSX Corp.	4,355	249,541
East Japan Railway Co.	2,797	211,942
Hankyu Hanshin Holdings, Inc.	2,200	74,079
JB Hunt Transport Services, Inc.	467	43,071
Kansas City Southern	561	71,348
Keikyu Corp.	1,699	28,624
Keio Corp.	1,000	59,206
Keisei Electric Railway Co. Ltd.	1,200	34,652
Kintetsu Group Holdings Co. Ltd.	1,500	69,537
Kyushu Railway Co.(x)	1,300	37,383
MTR Corp. Ltd.	13,500	69,513
Nagoya Railroad Co. Ltd.(x)	1,800	50,555
Nippon Express Co. Ltd.	600	29,381
Norfolk Southern Corp.	1,445	210,970
Odakyu Electric Railway Co. Ltd.(x)	2,800	61,547
Old Dominion Freight Line, Inc.	536	70,290
Seibu Holdings, Inc.	1,900	20,923
Tobu Railway Co. Ltd.	1,600	55,925
Tokyu Corp.	4,800	75,612
Union Pacific Corp.	3,888	548,363
West Japan Railway Co.	1,500	102,725

		2,468,997

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,066	24,294
Ashtead Group plc	4,221	93,751
Brenntag AG	1,352	51,078
Bunzl plc	3,235	65,227
Fastenal Co.	3,194	99,812
Ferguson plc	2,099	131,252
ITOCHU Corp.(x)	12,500	259,351
Marubeni Corp.	14,000	69,799
Mitsubishi Corp.	12,500	265,308
Mitsui & Co. Ltd.	15,300	213,131
MonotaRO Co. Ltd.	1,300	34,543
Sumitomo Corp.	10,900	124,989
Toyota Tsusho Corp.	2,000	47,087
United Rentals, Inc.*	419	43,115
WW Grainger, Inc.	245	60,883

		1,583,620

Transportation Infrastructure (0.1%)
Aena SME SA(m)	609	66,462
Aeroports de Paris	286	27,459
Atlantia SpA	4,470	56,030
Auckland International Airport Ltd.	9,308	27,432
Fraport AG Frankfurt Airport Services Worldwide	331	13,434
Getlink SE	4,226	51,079
Japan Airport Terminal Co. Ltd.(x)	500	19,300
Kamigumi Co. Ltd.	1,100	18,608
SATS Ltd.	6,500	14,466
Sydney Airport	10,631	37,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Transurban Group	25,324	$186,302

		517,769

Total Industrials		49,428,549

Information Technology (10.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	299	60,563
Cisco Systems, Inc.	23,778	934,713
F5 Networks, Inc.*	358	38,174
Juniper Networks, Inc.	1,876	35,907
Motorola Solutions, Inc.	960	127,603
Nokia OYJ	52,264	164,023
Telefonaktiebolaget LM Ericsson, Class B*	28,468	232,338

		1,593,321

Electronic Equipment, Instruments & Components (1.4%)
Alps Alpine Co. Ltd.(x)	2,000	19,380
Amphenol Corp., Class A	1,659	120,908
CDW Corp.	807	75,269
Corning, Inc.	4,356	89,472
FLIR Systems, Inc.	777	24,779
Halma plc	3,647	86,648
Hamamatsu Photonics KK	1,300	53,211
Hexagon AB, Class B	2,403	102,496
Hirose Electric Co. Ltd.	330	34,227
Hitachi High-Tech Corp.	600	44,536
Hitachi Ltd.	8,980	261,406
Ingenico Group SA	581	61,750
IPG Photonics Corp.*	185	20,402
Keyence Corp.	1,660	535,708
Keysight Technologies, Inc.*	1,046	87,529
Kyocera Corp.	89,200	5,289,786
Murata Manufacturing Co. Ltd.	5,300	268,259
Omron Corp.	1,600	83,238
Shimadzu Corp.	2,100	55,278
TDK Corp.	1,200	92,858
TE Connectivity Ltd.	1,874	118,024
Venture Corp. Ltd.	2,600	24,712
Yokogawa Electric Corp.	2,200	26,497
Zebra Technologies Corp., Class A*	302	55,447

		7,631,820

IT Services (1.4%)
Accenture plc, Class A	3,554	580,226
Adyen NV(m)*	102	86,325
Akamai Technologies, Inc.*	920	84,171
Alliance Data Systems Corp.	223	7,504
Amadeus IT Group SA	3,996	189,512
Atos SE	860	58,193
Automatic Data Processing, Inc.	2,421	330,902
Broadridge Financial Solutions, Inc.	636	60,312
Capgemini SE	1,471	124,439
Cognizant Technology Solutions Corp., Class A	3,081	143,174
Computershare Ltd.	4,275	25,348
DXC Technology Co.	1,435	18,727
Edenred	2,212	92,579
Fidelity National Information Services, Inc.	3,455	420,266
Fiserv, Inc.*	3,223	306,153
FleetCor Technologies, Inc.*	483	90,099
Fujitsu Ltd.	1,800	162,430
Gartner, Inc.*	493	49,088
Global Payments, Inc.	1,697	244,758
GMO Payment Gateway, Inc.	400	28,067
International Business Machines Corp.	4,976	551,988
Itochu Techno-Solutions Corp.	1,000	28,525
Jack Henry & Associates, Inc.	439	68,150
Leidos Holdings, Inc.	736	67,454
Mastercard, Inc., Class A	4,964	1,199,104
NEC Corp.	2,200	80,270
Nomura Research Institute Ltd.	3,245	68,565
NTT Data Corp.	6,100	58,670
Obic Co. Ltd.	600	78,382
Otsuka Corp.	1,000	42,785
Paychex, Inc.	1,784	112,249
PayPal Holdings, Inc.*	6,605	632,363
VeriSign, Inc.*	581	104,632
Visa, Inc., Class A	9,588	1,544,819
Western Union Co. (The)	2,321	42,080
Wirecard AG	1,080	124,050
Wix.com Ltd.*	454	45,772
Worldline SA(m)*	1,144	67,247

		8,019,378

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	6,550	297,894
Advantest Corp.	1,900	76,199
Analog Devices, Inc.	2,061	184,769
Applied Materials, Inc.	5,153	236,110
ASM Pacific Technology Ltd.	2,900	27,058
ASML Holding NV	3,944	1,048,160
Broadcom, Inc.	2,221	526,599
Disco Corp.	200	39,469
Infineon Technologies AG	11,590	173,602
Intel Corp.	24,363	1,318,526
KLA Corp.	888	127,641
Lam Research Corp.	822	197,280
Maxim Integrated Products, Inc.	1,502	73,012
Microchip Technology, Inc.(x)	1,328	90,038
Micron Technology, Inc.*	6,241	262,496
NVIDIA Corp.	3,428	903,621
NXP Semiconductors NV	13,862	1,149,576
Qorvo, Inc.*	657	52,974
QUALCOMM, Inc.	6,421	434,381
Renesas Electronics Corp.*	7,600	27,287
Rohm Co. Ltd.	800	43,810
Skyworks Solutions, Inc.	957	85,537
STMicroelectronics NV	6,328	137,721
SUMCO Corp.	2,400	30,864
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	58,145	2,778,750
Texas Instruments, Inc.	5,243	523,933
Tokyo Electron Ltd.	1,400	263,255
Xilinx, Inc.	1,409	109,817

		11,220,379

Software (3.1%)
Adobe, Inc.*	2,708	861,794
ANSYS, Inc.*	487	113,213
Autodesk, Inc.*	1,250	195,125
AVEVA Group plc	621	26,815
Cadence Design Systems, Inc.*	1,563	103,220
Check Point Software Technologies Ltd.*	1,110	111,599
Citrix Systems, Inc.	680	96,254
CyberArk Software Ltd.*	363	31,058
Dassault Systemes SE	1,218	180,625
Fortinet, Inc.*	792	80,127
Intuit, Inc.	1,469	337,870
Micro Focus International plc	3,255	16,101
Microsoft Corp.	42,727	6,738,475
Nice Ltd.*	597	86,432
NortonLifeLock, Inc.	3,311	61,949
Oracle Corp. (Tokyo Stock Exchange)	300	26,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp. (Turquoise Stock Exchange)	115,232	$5,569,163
Paycom Software, Inc.*	275	55,553
Sage Group plc (The)	9,781	71,636
salesforce.com, Inc.*	4,968	715,293
SAP SE	9,106	1,045,853
ServiceNow, Inc.*	1,063	304,635
Synopsys, Inc.*	837	107,797
Temenos AG (Registered)(x)*	628	82,346
Trend Micro, Inc.	1,200	59,273
WiseTech Global Ltd.(x)	1,375	14,338

		17,092,735

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	23,393	5,948,606
Brother Industries Ltd.	2,100	32,099
Canon, Inc.	9,300	203,116
FUJIFILM Holdings Corp.	3,300	165,641
Hewlett Packard Enterprise Co.	7,199	69,902
HP, Inc.	8,267	143,515
Konica Minolta, Inc.	4,600	18,678
NetApp, Inc.	1,275	53,155
Ricoh Co. Ltd.	6,400	46,995
Samsung Electronics Co. Ltd. (GDR)(m)	7,313	7,221,608
Seagate Technology plc	1,304	63,635
Seiko Epson Corp.	2,700	29,218
Western Digital Corp.	1,651	68,715
Xerox Holdings Corp.	1,080	20,455

		14,085,338

Total Information Technology		59,642,971

Materials (3.5%)
Chemicals (1.0%)
Air Liquide SA	4,383	561,800
Air Products & Chemicals, Inc.	1,248	249,113
Air Water, Inc.	1,400	19,264
Akzo Nobel NV	1,874	123,546
Albemarle Corp.	609	34,329
Arkema SA	661	45,711
Asahi Kasei Corp.	11,300	79,866
BASF SE	8,510	411,319
Celanese Corp.	662	48,584
CF Industries Holdings, Inc.	1,172	31,878
Chr Hansen Holding A/S	1,013	76,006
Clariant AG (Registered)	1,913	32,175
Corteva, Inc.	4,166	97,901
Covestro AG(m)	1,670	51,876
Croda International plc	1,130	59,760
Daicel Corp.	2,600	18,984
Dow, Inc.	4,146	121,229
DuPont de Nemours, Inc.	4,159	141,822
Eastman Chemical Co.	730	34,003
Ecolab, Inc.	1,421	221,435
EMS-Chemie Holding AG (Registered)(x)	79	49,724
Evonik Industries AG	1,943	41,487
FMC Corp.	718	58,653
FUCHS PETROLUB SE (Preference)(q)	618	21,959
Givaudan SA (Registered)	86	266,637
Hitachi Chemical Co. Ltd.	1,000	42,630
Incitec Pivot Ltd.	15,625	19,903
International Flavors & Fragrances, Inc.(x)	592	60,431
Israel Chemicals Ltd.	6,622	21,039
Johnson Matthey plc	1,859	41,313
JSR Corp.	1,600	29,473
Kansai Paint Co. Ltd.	1,500	28,602
Koninklijke DSM NV	1,681	191,019
Kuraray Co. Ltd.	3,100	31,329
LANXESS AG	798	31,947
Linde plc	2,994	517,962
LyondellBasell Industries NV, Class A	1,440	71,467
Mitsubishi Chemical Holdings Corp.	11,300	67,232
Mitsubishi Gas Chemical Co., Inc.	1,600	17,380
Mitsui Chemicals, Inc.	1,800	34,160
Mosaic Co. (The)	1,836	19,866
Nippon Paint Holdings Co. Ltd.	1,400	73,803
Nissan Chemical Corp.	1,200	43,704
Nitto Denko Corp.	1,500	66,960
Novozymes A/S, Class B	1,925	87,779
Orica Ltd.	3,656	34,299
PPG Industries, Inc.	1,318	110,185
Sherwin-Williams Co. (The)	458	210,460
Shin-Etsu Chemical Co. Ltd.	3,300	327,059
Showa Denko KK	1,300	26,878
Sika AG (Registered)	1,182	195,570
Solvay SA	645	47,043
Sumitomo Chemical Co. Ltd.	14,300	42,435
Symrise AG	1,171	110,900
Taiyo Nippon Sanso Corp.	1,300	19,255
Teijin Ltd.	1,700	28,801
Toray Industries, Inc.	13,300	57,672
Tosoh Corp.	2,500	28,443
Umicore SA	1,747	61,091
Yara International ASA	1,701	53,819

		5,750,970

Construction Materials (0.1%)
Boral Ltd.	11,108	13,891
CRH plc	7,323	199,617
Fletcher Building Ltd.	8,197	17,021
HeidelbergCement AG	1,429	62,325
James Hardie Industries plc (CHDI)	3,911	45,616
LafargeHolcim Ltd. (Registered)*	4,566	166,918
Martin Marietta Materials, Inc.	361	68,312
Taiheiyo Cement Corp.	1,200	20,523
Vulcan Materials Co.	735	79,432

		673,655

Containers & Packaging (0.1%)
Amcor plc	8,983	72,942
Avery Dennison Corp.	454	46,249
Ball Corp.	1,852	119,750
International Paper Co.	2,191	68,206
Packaging Corp. of America	507	44,023
Sealed Air Corp.	887	21,918
Smurfit Kappa Group plc	2,170	61,189
Toyo Seikan Group Holdings Ltd.	1,400	15,979
Westrock Co.	1,442	40,751

		491,007

Metals & Mining (2.2%)
Alumina Ltd.	23,513	20,960
Anglo American plc	9,542	166,740
Antofagasta plc	3,788	36,138
ArcelorMittal SA	229,267	2,172,757
BHP Group Ltd.	27,296	496,239
BHP Group plc	19,570	302,688
BlueScope Steel Ltd.	4,938	26,932
Boliden AB	2,627	47,892
Evraz plc	4,881	13,929
Fortescue Metals Group Ltd.	12,400	75,736
Freeport-McMoRan, Inc.	334,480	2,257,740
Glencore plc*	98,915	150,970
Hitachi Metals Ltd.	2,100	22,113
JFE Holdings, Inc.	4,700	30,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maruichi Steel Tube Ltd.(x)	600	$14,452
Mitsubishi Materials Corp.	1,100	22,545
Newcrest Mining Ltd.	7,050	99,058
Newmont Corp.	4,574	207,111
Nippon Steel Corp.	7,205	61,713
Norsk Hydro ASA	12,918	28,067
Nucor Corp.	1,689	60,838
Rio Tinto Ltd.	3,440	182,092
Rio Tinto plc	10,432	478,857
South32 Ltd.	43,967	47,391
Sumitomo Metal Mining Co. Ltd.	2,200	45,120
thyssenkrupp AG*	3,887	20,711
voestalpine AG	1,115	22,703
Wheaton Precious Metals Corp.	187,493	5,159,954

		12,272,037

Paper & Forest Products (0.1%)
Mondi plc	4,351	74,215
Oji Holdings Corp.	8,300	44,509
Stora Enso OYJ, Class R	5,588	56,716
UPM-Kymmene OYJ	4,920	135,607

		311,047

Total Materials		19,498,716

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	656	89,911
American Tower Corp. (REIT)	2,490	542,198
Apartment Investment & Management Co. (REIT), Class A	888	31,213
Ascendas REIT (REIT)	25,655	51,122
AvalonBay Communities, Inc. (REIT)	779	114,645
Boston Properties, Inc. (REIT)	802	73,969
British Land Co. plc (The) (REIT)	8,482	35,288
CapitaLand Commercial Trust (REIT)	25,916	27,918
CapitaLand Mall Trust (REIT)	23,400	29,492
Covivio (REIT)	460	25,942
Crown Castle International Corp. (REIT)	2,319	334,864
Daiwa House REIT Investment Corp. (REIT)	17	41,534
Dexus (REIT)	9,783	55,843
Digital Realty Trust, Inc. (REIT)	1,465	203,503
Duke Realty Corp. (REIT)	2,084	67,480
Equinix, Inc. (REIT)	481	300,418
Equity Residential (REIT)	1,945	120,026
Essex Property Trust, Inc. (REIT)	367	80,828
Extra Space Storage, Inc. (REIT)	717	68,660
Federal Realty Investment Trust (REIT)	371	27,680
Gecina SA (REIT)	405	53,727
Goodman Group (REIT)	15,185	116,004
GPT Group (The) (REIT)	17,201	39,201
Healthpeak Properties, Inc. (REIT)	2,740	65,349
Host Hotels & Resorts, Inc. (REIT)	4,021	44,392
Icade (REIT)	300	23,779
Iron Mountain, Inc. (REIT)	1,581	37,628
Japan Prime Realty Investment Corp. (REIT)	8	24,026
Japan Real Estate Investment Corp. (REIT)	12	70,349
Japan Retail Fund Investment Corp. (REIT)	22	24,842
Kimco Realty Corp. (REIT)	2,360	22,821
Klepierre SA (REIT)(x)	1,902	36,730
Land Securities Group plc (REIT)	6,766	46,616
Link REIT (REIT)	19,300	163,033
Mapletree Commercial Trust (REIT)	19,400	24,999
Mid-America Apartment Communities, Inc. (REIT)	659	67,897
Mirvac Group (REIT)	36,761	48,654
Nippon Building Fund, Inc. (REIT)	12	80,626
Nippon Prologis REIT, Inc. (REIT)	18	45,347
Nomura Real Estate Master Fund, Inc. (REIT)(x)	39	49,216
Orix JREIT, Inc. (REIT)	23	30,202
Prologis, Inc. (REIT)	4,169	335,063
Public Storage (REIT)	838	166,435
Realty Income Corp. (REIT)	1,837	91,593
Regency Centers Corp. (REIT)	935	35,932
SBA Communications Corp. (REIT)	631	170,351
Scentre Group (REIT)	48,358	47,879
Segro plc (REIT)	9,931	93,916
Simon Property Group, Inc. (REIT)	1,718	94,250
SL Green Realty Corp. (REIT)	448	19,309
Stockland (REIT)	22,903	36,692
Suntec REIT (REIT)	18,800	16,548
UDR, Inc. (REIT)	1,633	59,670
Unibail-Rodamco-Westfield (REIT)(x)	1,277	72,312
United Urban Investment Corp. (REIT)	27	26,790
Ventas, Inc. (REIT)	2,078	55,690
Vicinity Centres (REIT)	30,796	19,381
Vornado Realty Trust (REIT)	849	30,742
Welltower, Inc. (REIT)	2,261	103,509
Weyerhaeuser Co. (REIT)	4,156	70,444

		4,984,478

Real Estate Management & Development (1.2%)
Aeon Mall Co. Ltd.	1,070	13,496
Aroundtown SA	11,015	55,201
Azrieli Group Ltd.	437	25,272
CapitaLand Ltd.	22,100	44,117
CBRE Group, Inc., Class A*	1,876	70,744
City Developments Ltd.	4,400	22,305
CK Asset Holdings Ltd.	482,364	2,624,174
Daito Trust Construction Co. Ltd.	600	55,962
Daiwa House Industry Co. Ltd.	5,100	126,311
Deutsche Wohnen SE	3,297	125,971
Hang Lung Properties Ltd.	19,000	38,428
Henderson Land Development Co. Ltd.	14,105	53,569
Hongkong Land Holdings Ltd.	10,200	37,128
Hulic Co. Ltd.	2,700	27,414
Kerry Properties Ltd.	6,500	17,069
Lendlease Group(x)	5,419	34,086
Mitsubishi Estate Co. Ltd.	11,000	162,160
Mitsui Fudosan Co. Ltd.	8,200	141,828
New World Development Co. Ltd.	53,127	56,908
Nomura Real Estate Holdings, Inc.	1,200	19,464
Sino Land Co. Ltd.	28,997	36,685
Sumitomo Realty & Development Co. Ltd.	3,000	73,119
Sun Hung Kai Properties Ltd.	186,000	2,442,164
Swire Pacific Ltd., Class A	4,500	28,829
Swire Properties Ltd.	11,800	33,107
Swiss Prime Site AG (Registered)	725	71,168
Tokyu Fudosan Holdings Corp.	5,700	27,283
UOL Group Ltd.	4,476	20,608
Vonovia SE	4,773	235,267
Wharf Real Estate Investment Co. Ltd.(x)	11,400	46,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Wheelock & Co. Ltd.	8,000	$54,341

		6,820,890

Total Real Estate		11,805,368

Utilities (3.3%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,325	63,984
American Electric Power Co., Inc.	2,755	220,345
AusNet Services	17,722	18,720
Chubu Electric Power Co., Inc.	6,100	85,995
Chugoku Electric Power Co., Inc. (The)(x)	2,700	37,804
CK Infrastructure Holdings Ltd.	5,500	29,131
CLP Holdings Ltd.	15,000	137,875
Duke Energy Corp.	4,114	332,740
Edison International	1,998	109,470
EDP - Energias de Portugal SA	23,291	93,589
Electricite de France SA	5,403	42,610
Endesa SA	3,051	65,320
Enel SpA	75,362	524,551
Entergy Corp.	1,109	104,213
Evergy, Inc.	1,267	69,748
Eversource Energy	1,805	141,169
Exelon Corp.	5,420	199,510
FirstEnergy Corp.	3,012	120,691
Fortum OYJ	3,976	58,460
HK Electric Investments & HK Electric Investments Ltd.(m)	26,000	24,971
Iberdrola SA	57,039	563,203
Kansai Electric Power Co., Inc. (The)	6,200	69,159
Kyushu Electric Power Co., Inc.	3,800	30,612
Mercury NZ Ltd.	6,543	16,370
NextEra Energy, Inc.	2,745	660,502
NRG Energy, Inc.	1,400	38,164
Orsted A/S(m)	1,753	172,153
Pinnacle West Capital Corp.	626	47,445
Power Assets Holdings Ltd.	13,000	77,448
PPL Corp.	4,029	99,436
Red Electrica Corp. SA	4,011	72,225
Southern Co. (The)	5,901	319,480
SSE plc	9,501	153,338
Terna Rete Elettrica Nazionale SpA	12,559	79,587
Tohoku Electric Power Co., Inc.	4,100	39,583
Tokyo Electric Power Co. Holdings, Inc.*	14,600	51,017
Verbund AG(x)	654	23,704
Xcel Energy, Inc.	2,925	176,378

		5,170,700

Gas Utilities (0.3%)
APA Group	11,334	72,386
Atmos Energy Corp.	659	65,393
Enagas SA	2,179	43,346
Hong Kong & China Gas Co. Ltd	93,568	153,872
Kunlun Energy Co. Ltd.	2,096,000	1,207,382
Naturgy Energy Group SA(x)	2,836	50,205
Osaka Gas Co. Ltd.	3,600	67,956
Snam SpA	18,294	84,493
Toho Gas Co. Ltd.	700	31,964
Tokyo Gas Co. Ltd.	3,600	85,291

		1,862,288

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	3,703	50,361
Electric Power Development Co. Ltd.	1,400	28,264
Meridian Energy Ltd.	12,587	29,778
Uniper SE	1,803	45,250

		153,653

Multi-Utilities (2.0%)
AGL Energy Ltd.	5,821	62,338
Ameren Corp.	1,365	99,413
CenterPoint Energy, Inc.	2,898	44,774
Centrica plc	55,867	26,279
CMS Energy Corp.	1,574	92,473
Consolidated Edison, Inc.	1,853	144,534
Dominion Energy, Inc.	4,640	334,962
DTE Energy Co.	1,076	102,188
E.ON SE	523,996	5,510,614
Engie SA(x)	16,924	175,064
National Grid plc	32,252	378,009
NiSource, Inc.	2,083	52,013
Public Service Enterprise Group, Inc.	2,821	126,691
RWE AG	5,508	147,443
Sempra Energy	1,579	178,411
Suez	3,045	31,024
Veolia Environnement SA	164,120	3,511,001
WEC Energy Group, Inc.	1,760	155,109

		11,172,340

Water Utilities (0.1%)
American Water Works Co., Inc.	1,008	120,517
Severn Trent plc	2,285	64,447
United Utilities Group plc	6,054	67,603

		252,567

Total Utilities		18,611,548

Total Common Stocks (81.8%) (Cost $411,895,014)		455,870,907

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	4,645,017	4,645,481

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20,repurchase price $89,955,collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $91,754.(xx)	$89,955	89,955
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20,repurchase price $669,325,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $682,711.(xx)	669,325	669,325

Total Repurchase Agreements		759,280

Total Short-Term Investments (1.0%) (Cost $5,404,565)		5,404,761

Total Investments in Securities (82.8%) (Cost $417,299,579)		461,275,668
Other Assets Less Liabilities (17.2%)		96,061,616

Net Assets (100%)		$557,337,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $8,348,047 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $3,766,961. This was collateralized by $3,271,811 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $759,280 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.7
Canada	1.0
Chile	0.0	#
China	1.4
Colombia	0.0	#
Denmark	1.1
Finland	0.2
France	4.3
Germany	5.3
Hong Kong	1.5
Ireland	0.1
Israel	0.1
Italy	0.7
Japan	12.2
Luxembourg	0.8
Macau	0.5
Malta	0.0	#
Netherlands	1.7
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	1.0
South Africa	0.0	#
South Korea	1.6
Spain	0.5
Sweden	0.5
Switzerland	4.2
Taiwan	0.5
Thailand	0.4
United Arab Emirates	0.0	#
United Kingdom	6.3
United States	34.7
Cash and Other	17.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,455	391,892	—	—	—	(156,899)	234,993	2,823	—
Capital Markets
BlackRock, Inc.	656	329,771	—	—	—	(41,151)	288,620	2,381	—
Insurance
AXA SA	17,910	549,573	—	(37,058)	(3,354)	(199,015)	310,146	—	—

Total		1,271,236	—	(37,058)	(3,354)	(397,065)	833,759	5,204	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
EURO STOXX 50 Index	(1,279)	6/2020	EUR	(38,749,432)	(2,607,958)
FTSE 100 Index	(339)	6/2020	GBP	(23,729,507)	(1,172,577)
S&P 500 E-Mini Index	(843)	6/2020	USD	(108,312,855)	942,941
SPI 200 Index	(108)	6/2020	AUD	(8,484,874)	214,170
TOPIX Index	(192)	6/2020	JPY	(25,052,407)	(1,833,214)

					(4,456,638)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	779,061	USD	466,146	HSBC Bank plc	6/19/2020	13,152
EUR	1,498,384	USD	1,629,395	Citibank NA	6/19/2020	28,156
GBP	1,648,440	USD	2,004,824	Citibank NA	6/19/2020	45,506
GBP	660,032	USD	799,622	HSBC Bank plc	6/19/2020	21,326
JPY	73,480,631	USD	674,460	Citibank NA	6/19/2020	11,220
USD	7,599,505	AUD	11,729,890	Citibank NA	6/19/2020	382,972
USD	899,418	AUD	1,433,882	HSBC Bank plc	6/19/2020	17,257
USD	28,018,927	EUR	24,876,588	Citibank NA	6/19/2020	499,797
USD	20,785,374	EUR	18,326,061	HSBC Bank plc	6/19/2020	512,609
USD	9,173,408	GBP	7,091,778	Citibank NA	6/19/2020	352,654
USD	13,014,438	GBP	10,103,693	HSBC Bank plc	6/19/2020	447,464
USD	30,218,396	JPY	3,152,897,887	Citibank NA	6/19/2020	797,303
USD	2,052,966	JPY	216,038,857	HSBC Bank plc	6/19/2020	37,011

Total unrealized appreciation						3,166,427

EUR	2,973,590	USD	3,346,431	Citibank NA	6/19/2020	(56,969)
EUR	1,304,100	USD	1,442,908	HSBC Bank plc	6/19/2020	(279)
JPY	121,081,527	USD	1,135,521	HSBC Bank plc	6/19/2020	(5,655)
USD	3,509,492	AUD	5,713,819	Citibank NA	6/19/2020	(5,798)
USD	9,282,940	GBP	7,494,805	Citibank NA	6/19/2020	(39,098)

Total unrealized depreciation						(107,799)

Net unrealized appreciation						3,058,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$22,246,914	$16,212,211	$—		$38,459,125
Consumer Discretionary	24,642,388	31,000,760	3,255		55,646,403
Consumer Staples	28,969,043	26,936,066	—		55,905,109
Energy	5,317,102	15,152,952	—		20,470,054
Financials	17,830,096	25,439,138	—	(b)	43,269,234
Health Care	36,213,703	46,918,902	1,225		83,133,830
Industrials	12,934,763	36,493,786	—		49,428,549
Information Technology	39,696,843	19,946,128	—		59,642,971
Materials	10,276,544	9,222,172	—		19,498,716
Real Estate	3,634,342	8,171,026	—		11,805,368
Utilities	4,270,114	14,341,434	—		18,611,548
Forward Currency Contracts	—	3,166,427	—		3,166,427
Futures	1,157,111	—	—		1,157,111
Short-Term Investments
Investment Company	4,645,481	—	—		4,645,481
Repurchase Agreements	—	759,280	—		759,280

Total Assets	$211,834,444	$253,760,282	$4,480		$465,599,206

Liabilities:
Forward Currency Contracts	$—	$(107,799)	$—		$(107,799)
Futures	(5,613,749)	—	—		(5,613,749)

Total Liabilities	$(5,613,749)	$(107,799)	$—		$(5,721,548)

Total	$206,220,695	$253,652,483	$4,480		$459,877,658

(a)	Securities with a market value of $4,480 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,979,254
Aggregate gross unrealized depreciation	(99,932,814)

Net unrealized appreciation	$40,046,440

Federal income tax cost of investments in securities and derivative instruments, if applicable	$419,831,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (4.3%)
Madison Square Garden Co. (The), Class A*	4,028	$851,559
Take-Two Interactive Software, Inc.*	4,324	512,870
Walt Disney Co. (The)	19,390	1,873,074

		3,237,503

Interactive Media & Services (4.2%)
Facebook, Inc., Class A*	14,164	2,362,555
Twitter, Inc.*	18,221	447,508
Yelp, Inc.*	18,655	336,350

		3,146,413

Media (1.5%)
ViacomCBS, Inc.	82,990	1,162,690

Total Communication Services		7,546,606

Consumer Discretionary (14.4%)
Auto Components (0.8%)
Aptiv plc	12,930	636,673

Automobiles (1.3%)
Thor Industries, Inc.	23,707	999,961

Distributors (1.4%)
LKQ Corp.*	53,284	1,092,855

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.(x)	81,635	1,075,133

Household Durables (1.2%)
Mohawk Industries, Inc.*	11,489	875,921

Internet & Direct Marketing Retail (6.9%)
Amazon.com, Inc.*	2,148	4,187,998
Expedia Group, Inc.	7,278	409,533
Wayfair, Inc., Class A(x)*	11,322	605,048

		5,202,579

Multiline Retail (1.4%)
Dollar Tree, Inc.*	14,665	1,077,438

Total Consumer Discretionary		10,960,560

Consumer Staples (6.5%)
Food Products (3.8%)
Mondelez International, Inc., Class A	58,493	2,929,329

Tobacco (2.7%)
Philip Morris International, Inc.	27,758	2,025,224

Total Consumer Staples		4,954,553

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Apache Corp.	50,032	209,134
Hess Corp.	35,018	1,166,099
Williams Cos., Inc. (The)	70,838	1,002,358

Total Energy		2,377,591

Financials (15.3%)
Banks (1.8%)
Wells Fargo & Co.	48,684	1,397,231

Capital Markets (3.2%)
Ameriprise Financial, Inc.	23,391	2,397,110

Consumer Finance (1.7%)
Synchrony Financial	81,740	1,315,196

Insurance (8.6%)
Marsh & McLennan Cos., Inc.	38,969	3,369,260
MetLife, Inc.	41,551	1,270,214
Progressive Corp. (The)	25,441	1,878,563

		6,518,037

Total Financials		11,627,574

Health Care (19.0%)
Biotechnology (5.5%)
Alnylam Pharmaceuticals, Inc.*	5,199	565,911
Coherus Biosciences, Inc.*	23,258	377,245
Incyte Corp.*	18,369	1,345,162
Ironwood Pharmaceuticals, Inc.*	106,614	1,075,735
Karuna Therapeutics, Inc.(x)*	4,318	310,896
Mirati Therapeutics, Inc.*	6,312	485,204

		4,160,153

Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*	6,369	1,107,887
Stryker Corp.	7,273	1,210,882

		2,318,769

Health Care Providers & Services (4.6%)
Laboratory Corp. of America Holdings*	7,798	985,589
UnitedHealth Group, Inc.	10,098	2,518,239

		3,503,828

Life Sciences Tools & Services (2.0%)
Bio-Rad Laboratories, Inc., Class A*	4,347	1,523,884

Pharmaceuticals (3.9%)
Arvinas, Inc.*	6,377	256,993
Johnson & Johnson	20,490	2,686,854

		2,943,847

Total Health Care		14,450,481

Industrials (7.7%)
Aerospace & Defense (1.1%)
Spirit AeroSystems Holdings, Inc., Class A	34,754	831,663

Commercial Services & Supplies (1.1%)
Stericycle, Inc.*	16,232	788,551

Machinery (4.3%)
AGCO Corp.	27,186	1,284,538
Ingersoll Rand, Inc.*	80,240	1,989,952

		3,274,490

Road & Rail (1.2%)
Lyft, Inc., Class A*	13,470	361,669
Uber Technologies, Inc.*	20,518	572,863

		934,532

Total Industrials		5,829,236

Information Technology (17.4%)
Electronic Equipment, Instruments & Components (3.5%)
IPG Photonics Corp.*	9,507	1,048,432
Jabil, Inc.	19,547	480,465
Trimble, Inc.*	36,611	1,165,328

		2,694,225

IT Services (4.4%)
GoDaddy, Inc., Class A*	9,917	566,360
LiveRamp Holdings, Inc.*	30,142	992,275
Visa, Inc., Class A	11,186	1,802,288

		3,360,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Semiconductors & Semiconductor Equipment (6.2%)
Cree, Inc.*	13,012	$461,405
KLA Corp.	3,985	572,804
Micron Technology, Inc.*	24,111	1,014,109
NXP Semiconductors NV	10,284	852,852
ON Semiconductor Corp.*	65,249	811,698
Universal Display Corp.	3,545	467,160
Xilinx, Inc.	6,592	513,780

		4,693,808

Software (2.0%)
Palo Alto Networks, Inc.*	3,063	502,210
PTC, Inc.*	7,976	488,211
VMware, Inc., Class A*	4,482	542,770

		1,533,191

Technology Hardware, Storage & Peripherals (1.3%)
Western Digital Corp.	22,875	952,058

Total Information Technology		13,234,205

Materials (2.4%)
Chemicals (1.0%)
Westlake Chemical Corp.	19,325	737,635

Metals & Mining (1.4%)
Steel Dynamics, Inc.	48,066	1,083,408

Total Materials		1,821,043

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Prologis, Inc. (REIT)	23,800	1,912,806
Simon Property Group, Inc. (REIT)	14,396	789,765

Total Real Estate		2,702,571

Total Common Stocks (99.4%) (Cost $83,123,971)		75,504,420

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $102,000.(xx)	$100,000	100,000
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $800,195, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $816,199.(xx)	800,195	800,195

Total Repurchase Agreements		900,195

Total Short-Term Investments (1.2%) (Cost $900,195)		900,195

Total Investments in Securities (100.6%) (Cost $84,024,166)		76,404,615
Other Assets Less Liabilities (-0.6%)		(418,627)

Net Assets (100%)		$75,985,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $1,774,121. This was collateralized by $886,564 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/9/20-11/15/49 and by cash of $900,195 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,546,606	$—	$—	$7,546,606
Consumer Discretionary	10,960,560	—	—	10,960,560
Consumer Staples	4,954,553	—	—	4,954,553
Energy	2,377,591	—	—	2,377,591
Financials	11,627,574	—	—	11,627,574
Health Care	14,450,481	—	—	14,450,481
Industrials	5,829,236	—	—	5,829,236
Information Technology	13,234,205	—	—	13,234,205
Materials	1,821,043	—	—	1,821,043
Real Estate	2,702,571	—	—	2,702,571
Short-Term Investments
Repurchase Agreements	—	900,195	—	900,195

Total Assets	$75,504,420	$900,195	$—	$76,404,615

Total Liabilities	$—	$—	$—	$—

Total	$75,504,420	$900,195	$—	$76,404,615

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,083,631
Aggregate gross unrealized depreciation	(19,774,487)

Net unrealized depreciation	$(7,690,856)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$84,095,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.4%)
Specialty Retail (0.4%)
Petrobras Distribuidora SA*	54,000	$163,576

Total Consumer Discretionary		163,576

Energy (89.4%)
Energy Equipment & Services (5.3%)
Baker Hughes Co.	16,321	171,370
Cactus, Inc., Class A	24,052	279,003
Halliburton Co.	36,166	247,737
NexTier Oilfield Solutions, Inc.*	13,129	15,361
Schlumberger Ltd.	62,846	847,793
TechnipFMC plc	18,244	122,965
Tenaris SA (ADR)	27,044	325,880

		2,010,109

Oil, Gas & Consumable Fuels (84.1%)
Apache Corp.	4,658	19,470
Beach Energy Ltd.	228,178	167,090
BP plc	22,718	96,646
BP plc (ADR)	66,083	1,611,764
Brigham Minerals, Inc., Class A	57,675	476,972
Cabot Oil & Gas Corp.	30,558	525,292
Canacol Energy Ltd.(x)	102,864	260,943
Canadian Natural Resources Ltd.	7,926	107,397
Chevron Corp.	43,575	3,157,445
CNOOC Ltd. (ADR)	6,246	646,274
Concho Resources, Inc.	19,173	821,563
ConocoPhillips	39,790	1,225,532
Devon Energy Corp.	9,840	67,994
Diamondback Energy, Inc.	47,510	1,244,762
Enerplus Corp.	16,222	23,861
Eni SpA (ADR)(x)	35,824	710,032
EOG Resources, Inc.	30,226	1,085,718
EQT Corp.	13,119	92,751
Euronav NV	22,554	254,409
Exxon Mobil Corp.	74,921	2,844,750
Falcon Minerals Corp.	229,202	492,784
Galp Energia SGPS SA	41,596	474,913
Gazprom PJSC (ADR)	115,336	525,932
Hess Corp.	16,326	543,656
HollyFrontier Corp.	2,480	60,785
Karoon Energy Ltd.*	522,177	141,609
Kimbell Royalty Partners LP	41,533	242,137
Kinder Morgan, Inc.	25,354	352,928
Kosmos Energy Ltd.	170,346	152,562
LUKOIL PJSC (ADR)	5,348	316,388
Lundin Petroleum AB	11,567	221,496
Magnolia Oil & Gas Corp., Class A(x)*	94,913	379,652
Marathon Petroleum Corp.	55,565	1,312,445
Noble Energy, Inc.	39,460	238,338
Occidental Petroleum Corp.(x)	66,508	770,163
OMV AG	10,793	298,320
Ovintiv, Inc.(x)	31,494	85,034
Parex Resources, Inc.*	70,639	597,317
Parsley Energy, Inc., Class A	30,087	172,399
PDC Energy, Inc.*	14,431	89,617
Phillips 66	18,765	1,006,742
Pioneer Natural Resources Co.	16,540	1,160,281
QEP Resources, Inc.	127,276	42,574
Rattler Midstream LP	65,605	228,305
Suncor Energy, Inc.	32,375	511,525
Targa Resources Corp.	18,862	130,336
TC Energy Corp.	20,099	890,386
TOTAL SA	896	34,746
TOTAL SA (ADR)	61,251	2,280,987
Tourmaline Oil Corp.	19,866	121,966
Valero Energy Corp.	29,436	1,335,217
Vermilion Energy, Inc.(x)	14,370	44,112
Viper Energy Partners LP	25,880	171,584
Williams Cos., Inc. (The)	34,251	484,652
WPX Energy, Inc.*	181,494	553,557

		31,906,110

Total Energy		33,916,219

Utilities (8.0%)
Electric Utilities (5.6%)
Avangrid, Inc.	15,186	664,843
Duke Energy Corp.	6,239	504,610
NextEra Energy, Inc.	2,975	715,845
NRG Energy, Inc.	9,301	253,545

		2,138,843

Gas Utilities (0.3%)
UGI Corp.	3,440	91,745

Independent Power and Renewable Electricity Producers (1.0%)
China Longyuan Power Group Corp. Ltd., Class H	691,000	377,916

Multi-Utilities (1.1%)
Sempra Energy	3,547	400,775

Total Utilities		3,009,279

Total Common Stocks (97.8%) (Cost $81,957,195)		37,089,074

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $42,198, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $43,042.(xx)	$42,198	42,198
Natixis, 0.01%, dated 3/31/20, due 4/1/20, repurchase price $289,139, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-3.750%, maturing 1/15/21-2/15/49; total market value $294,921.(xx)	289,139	289,139

Total Repurchase Agreements		331,337

Total Short-Term Investments (0.9%) (Cost $331,337)		331,337

Total Investments in Securities (98.7%) (Cost $82,288,532)		37,420,411
Other Assets Less Liabilities (1.3%)		510,185

Net Assets (100%)		$37,930,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $1,539,139. This was collateralized by $1,240,432 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $331,337 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Austria	0.8
Belgium	0.7
Brazil	0.4
Canada	6.1
China	2.7
Colombia	0.7
France	6.1
Ghana	0.4
Italy	1.9
Luxembourg	0.9
Portugal	1.2
Russia	2.2
Sweden	0.6
United Kingdom	4.8
United States	68.4
Cash and Other	1.3

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$163,576	$—	$—	$163,576
Energy	32,481,399	1,434,820	—	33,916,219
Utilities	2,631,363	377,916	—	3,009,279
Short-Term Investments
Repurchase Agreements	—	331,337	—	331,337

Total Assets	$35,276,338	$2,144,073	$—	$37,420,411

Total Liabilities	$—	$—	$—	$—

Total	$35,276,338	$2,144,073	$—	$37,420,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(45,192,303)

Net unrealized depreciation	$(45,192,303)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,612,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.8%)
Diversified Telecommunication Services (0.0%)
GCI Liberty, Inc., Class A*	9,938	$566,168

Entertainment (2.3%)
Electronic Arts, Inc.*	10,895	1,091,352
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	106,197
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	224,675
Lions Gate Entertainment Corp., Class B*	14,764	82,383
Live Nation Entertainment, Inc.*	5,900	268,214
Madison Square Garden Co. (The), Class A*	11,620	2,456,584
Netflix, Inc.*	44,386	16,666,943
Roku, Inc.*	3,400	297,432
Spotify Technology SA*	18,484	2,244,697
Take-Two Interactive Software, Inc.*	2,200	260,942
World Wrestling Entertainment, Inc., Class A(x)	33,979	1,152,908

		24,852,327

Interactive Media & Services (7.9%)
Alphabet, Inc., Class A*	24,766	28,776,854
Alphabet, Inc., Class C*	15,118	17,579,362
Facebook, Inc., Class A*	182,448	30,432,327
IAC/InterActiveCorp*	7,493	1,342,970
Snap, Inc., Class A*	90,543	1,076,556
Tencent Holdings Ltd. (ADR)	65,463	3,213,579
TripAdvisor, Inc.	4,944	85,976
Twitter, Inc.*	186,354	4,576,854

		87,084,478

Media (2.4%)
Altice USA, Inc., Class A*	13,800	307,602
AMC Networks, Inc., Class A*	52,288	1,271,121
Cable One, Inc.	200	328,802
Charter Communications, Inc., Class A*	11,091	4,839,114
Comcast Corp., Class A	316,942	10,896,466
Discovery, Inc., Class A(x)*	78,311	1,522,366
Discovery, Inc., Class C*	27,953	490,296
Fox Corp., Class A	5,200	122,876
Liberty Broadband Corp., Class A*	11,190	1,197,330
Liberty Broadband Corp., Class C*	16,132	1,786,135
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	521,364
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,043,618
MSG Networks, Inc., Class A(x)*	32,661	333,142
Omnicom Group, Inc.	6,526	358,278
Sirius XM Holdings, Inc.(x)	61,511	303,864
ViacomCBS, Inc.	41,924	587,355

		25,909,729

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	24,530	2,058,067

Total Communication Services		140,470,769

Consumer Discretionary (12.2%)
Auto Components (0.1%)
Aptiv plc	27,898	1,373,698

Automobiles (0.3%)
Tesla, Inc.*	5,734	3,004,616

Distributors (0.0%)
LKQ Corp.*	5,163	105,893
Pool Corp.	2,112	415,578

		521,471

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	2,000	204,000
Chegg, Inc.*	4,800	171,744
Grand Canyon Education, Inc.*	2,100	160,199

		535,943

Hotels, Restaurants & Leisure (1.3%)
Bloomin’ Brands, Inc.	6,400	45,696
Chipotle Mexican Grill, Inc.*	2,034	1,331,050
Choice Hotels International, Inc.	2,332	142,835
Churchill Downs, Inc.	1,400	144,130
Darden Restaurants, Inc.	5,200	283,192
Domino’s Pizza, Inc.	1,808	585,919
Dunkin’ Brands Group, Inc.	5,362	284,722
Hilton Worldwide Holdings, Inc.	24,796	1,692,079
Las Vegas Sands Corp.	9,537	405,036
Marriott International, Inc., Class A	11,158	834,730
McDonald’s Corp.	5,168	854,529
MGM Resorts International	5,000	59,000
Penn National Gaming, Inc.(x)*	868	10,980
Planet Fitness, Inc., Class A*	4,000	194,800
Scientific Games Corp., Class A*	3,400	32,980
Starbucks Corp.	72,553	4,769,634
Texas Roadhouse, Inc.	2,900	119,770
Vail Resorts, Inc.	1,700	251,107
Wynn Resorts Ltd.	9,314	560,610
Yum China Holdings, Inc.	12,300	524,349
Yum! Brands, Inc.	11,462	785,491

		13,912,639

Household Durables (0.1%)
iRobot Corp.(x)*	990	40,491
Lennar Corp., Class A	6,600	252,120
NVR, Inc.*	98	251,773
Tempur Sealy International, Inc.*	2,300	100,533
TopBuild Corp.*	1,868	133,823

		778,740

Internet & Direct Marketing Retail (6.4%)
Alibaba Group Holding Ltd. (ADR)*	18,672	3,631,330
Amazon.com, Inc.*	31,186	60,803,968
Booking Holdings, Inc.*	2,680	3,605,458
eBay, Inc.	34,600	1,040,076
Etsy, Inc.*	5,200	199,888
Expedia Group, Inc.	5,530	311,173
Grubhub, Inc.*	3,800	154,774
Qurate Retail, Inc., Class A*	63,422	387,191
Wayfair, Inc., Class A(x)*	2,400	128,256

		70,262,114

Leisure Products (0.0%)
Hasbro, Inc.	4,339	310,455
Mattel, Inc.(x)*	10,800	95,148

		405,603

Multiline Retail (0.4%)
Dollar General Corp.	25,863	3,905,572
Dollar Tree, Inc.*	5,409	397,399
Ollie’s Bargain Outlet Holdings, Inc.(x)*	2,500	115,850

		4,418,821

Specialty Retail (2.0%)
AutoZone, Inc.*	991	838,386
Best Buy Co., Inc.	2,700	153,900
Burlington Stores, Inc.*	2,900	459,534
CarMax, Inc.*	4,699	252,947
Carvana Co.(x)*	25,965	1,430,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Five Below, Inc.*	2,400	$168,912
Home Depot, Inc. (The)	44,463	8,301,687
Lowe’s Cos., Inc.	32,492	2,795,936
O’Reilly Automotive, Inc.*	2,996	901,946
Ross Stores, Inc.	32,801	2,852,703
TJX Cos., Inc. (The)	48,686	2,327,678
Tractor Supply Co.	6,228	526,577
Ulta Beauty, Inc.*	2,404	422,383

		21,433,001

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	2,244	147,498
Columbia Sportswear Co.	2,000	139,540
Deckers Outdoor Corp.*	1,200	160,800
Kontoor Brands, Inc.(x)	1,543	29,579
Lululemon Athletica, Inc.*	47,994	9,097,263
NIKE, Inc., Class B	80,590	6,668,017
Oxford Industries, Inc.	858	31,111
Skechers U.S.A., Inc., Class A*	6,400	151,936
Steven Madden Ltd.	4,941	114,779
Under Armour, Inc., Class A*	8,100	74,601
Under Armour, Inc., Class C*	8,524	68,704
VF Corp.	12,904	697,848
Wolverine World Wide, Inc.	5,800	88,160

		17,469,836

Total Consumer Discretionary		134,116,482

Consumer Staples (2.7%)
Beverages (1.3%)
Brown-Forman Corp., Class A	3,400	174,692
Brown-Forman Corp., Class B	6,710	372,472
Coca-Cola Co. (The)	106,054	4,692,889
Constellation Brands, Inc., Class A	15,030	2,154,701
Monster Beverage Corp.*	15,473	870,511
PepsiCo, Inc.	47,918	5,754,952

		14,020,217

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,200	158,988
Costco Wholesale Corp.	17,616	5,022,850
Grocery Outlet Holding Corp.*	125	4,292
Performance Food Group Co.*	4,700	116,184
Sysco Corp.	20,966	956,679
Walmart, Inc.	20,190	2,293,988

		8,552,981

Food Products (0.2%)
Campbell Soup Co.	4,300	198,488
Hershey Co. (The)	5,338	707,285
Kellogg Co.	5,459	327,485
Lancaster Colony Corp.	1,300	188,032
McCormick & Co., Inc. (Non-Voting)	3,304	466,558

		1,887,848

Household Products (0.2%)
Church & Dwight Co., Inc.	10,276	659,514
Clorox Co. (The)	4,884	846,153
Procter & Gamble Co. (The)	6,000	660,000
Reynolds Consumer Products, Inc.	777	22,665

		2,188,332

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,542,730

Tobacco (0.1%)
Altria Group, Inc.	38,325	1,482,028

Total Consumer Staples		29,674,136

Energy (0.2%)
Energy Equipment & Services (0.1%)
Core Laboratories NV	29,432	304,327
National Oilwell Varco, Inc.	41,986	412,722

		717,049

Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	10,934	187,955
Cheniere Energy, Inc.*	5,900	197,650
Concho Resources, Inc.	10,682	457,724
Occidental Petroleum Corp.(x)	29,814	345,246
ONEOK, Inc.	7,374	160,827
Ovintiv, Inc.(x)	31,998	86,395
Pioneer Natural Resources Co.	4,100	287,615

		1,723,412

Total Energy		2,440,461

Financials (2.5%)
Banks (0.2%)
Citigroup, Inc.	30,990	1,305,299
SVB Financial Group*	900	135,972
Western Alliance Bancorp	3,700	113,257

		1,554,528

Capital Markets (1.5%)
Ameriprise Financial, Inc.	1,300	133,224
Blackstone Group, Inc. (The), Class A	43,100	1,964,067
Cboe Global Markets, Inc.	1,728	154,224
Charles Schwab Corp. (The)	49,447	1,662,408
E*TRADE Financial Corp.	2,900	99,528
Evercore, Inc., Class A	1,800	82,908
FactSet Research Systems, Inc.	1,576	410,832
Interactive Brokers Group, Inc., Class A	2,800	120,876
Intercontinental Exchange, Inc.	9,280	749,360
Lazard Ltd., Class A	4,800	113,088
LPL Financial Holdings, Inc.	3,900	212,277
MarketAxess Holdings, Inc.	1,700	565,369
Moody’s Corp.	7,297	1,543,315
MSCI, Inc.	3,869	1,117,986
Raymond James Financial, Inc.	2,100	132,720
S&P Global, Inc.	26,856	6,581,063
SEI Investments Co.	3,393	157,232
T. Rowe Price Group, Inc.	2,744	267,952
TD Ameritrade Holding Corp.	11,600	402,056
Virtu Financial, Inc., Class A(x)	6,300	131,166
XP, Inc., Class A*	5,059	97,588

		16,699,239

Consumer Finance (0.2%)
American Express Co.	16,000	1,369,760
Credit Acceptance Corp.(x)*	500	127,845
Discover Financial Services	4,700	167,649
Green Dot Corp., Class A*	2,500	63,475
Synchrony Financial	11,500	185,035

		1,913,764

Diversified Financial Services (0.0%)
Voya Financial, Inc.	3,400	137,870

Insurance (0.6%)
Aon plc	9,459	1,561,113
Erie Indemnity Co., Class A	1,300	192,712
Everest Re Group Ltd.	800	153,936
Markel Corp.*	200	185,578
Marsh & McLennan Cos., Inc.	18,701	1,616,888
Primerica, Inc.	2,000	176,960
Progressive Corp. (The)	8,000	590,720
RenaissanceRe Holdings Ltd.	1,200	179,184
Travelers Cos., Inc. (The)	2,300	228,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	11,730	$1,992,341

		6,877,937

Total Financials		27,183,338

Health Care (20.0%)
Biotechnology (6.6%)
AbbVie, Inc.	59,479	4,531,705
Agios Pharmaceuticals, Inc.*	12,071	428,279
Alexion Pharmaceuticals, Inc.*	13,977	1,254,995
Allogene Therapeutics, Inc.(x)*	7,100	138,024
Alnylam Pharmaceuticals, Inc.*	2,838	308,916
Amgen, Inc.	59,401	12,042,365
Amicus Therapeutics, Inc.*	11,000	101,640
Arena Pharmaceuticals, Inc.*	4,400	184,800
Arrowhead Pharmaceuticals, Inc.*	3,800	109,326
Biogen, Inc.*	34,196	10,818,930
BioMarin Pharmaceutical, Inc.*	7,238	611,611
Blueprint Medicines Corp.*	2,700	157,896
Clovis Oncology, Inc.(x)*	5,800	36,888
Cyclerion Therapeutics, Inc.(x)*	850	2,253
Enanta Pharmaceuticals, Inc.*	1,600	82,288
Exact Sciences Corp.*	5,127	297,366
Exelixis, Inc.*	12,700	218,694
FibroGen, Inc.*	3,200	111,200
Gilead Sciences, Inc.	7,683	574,381
Global Blood Therapeutics, Inc.*	4,400	224,796
Heron Therapeutics, Inc.*	6,100	71,614
ImmunoGen, Inc.*	17,169	58,546
Immunomedics, Inc.*	10,898	146,905
Incyte Corp.*	14,852	1,087,612
Insmed, Inc.*	100	1,603
Intercept Pharmaceuticals, Inc.*	100	6,296
Ionis Pharmaceuticals, Inc.*	37,882	1,791,061
Ironwood Pharmaceuticals, Inc.*	8,500	85,765
Ligand Pharmaceuticals, Inc.(x)*	913	66,393
Madrigal Pharmaceuticals, Inc.(x)*	600	40,056
Mirati Therapeutics, Inc.*	1,900	146,053
Moderna, Inc.*	13,600	407,320
Momenta Pharmaceuticals, Inc.*	2,970	80,784
Myriad Genetics, Inc.*	4,800	68,688
Neurocrine Biosciences, Inc.*	54,746	4,738,266
Novavax, Inc.(x)*	989	13,431
Portola Pharmaceuticals, Inc.(x)*	4,400	31,372
Progenics Pharmaceuticals, Inc.*	1,452	5,518
Puma Biotechnology, Inc.(x)*	4,600	38,824
Radius Health, Inc.*	2,600	33,800
Regeneron Pharmaceuticals, Inc.*	732	357,428
REGENXBIO, Inc.*	2,500	80,950
Sage Therapeutics, Inc.*	2,000	57,440
Sangamo Therapeutics, Inc.*	1,980	12,613
Sarepta Therapeutics, Inc.*	2,300	224,986
Seattle Genetics, Inc.*	59,100	6,818,958
Ultragenyx Pharmaceutical, Inc.*	11,890	528,273
Vertex Pharmaceuticals, Inc.*	96,275	22,908,636
Voyager Therapeutics, Inc.*	19,350	177,053
Xencor, Inc.*	4,700	140,436

		72,463,033

Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	31,300	2,469,883
ABIOMED, Inc.*	1,848	268,256
Accuray, Inc.*	2,250	4,275
Align Technology, Inc.*	3,420	594,909
Atrion Corp.	66	42,900
Baxter International, Inc.	9,500	771,305
Becton Dickinson and Co.	7,802	1,792,665
Boston Scientific Corp.*	132,590	4,326,412
Cantel Medical Corp.	1,600	57,440
Cooper Cos., Inc. (The)	600	165,402
Danaher Corp.	1,400	193,774
DexCom, Inc.*	34,100	9,182,107
Edwards Lifesciences Corp.*	8,822	1,664,006
Envista Holdings Corp.*	3,024	45,178
Globus Medical, Inc., Class A*	5,000	212,650
Haemonetics Corp.*	2,000	199,320
Hill-Rom Holdings, Inc.	1,800	181,080
Hologic, Inc.*	9,000	315,900
ICU Medical, Inc.*	800	161,416
IDEXX Laboratories, Inc.*	3,600	872,064
Inogen, Inc.*	1,000	51,660
Insulet Corp.*	2,376	393,656
Intuitive Surgical, Inc.*	10,466	5,182,868
LivaNova plc*	1,800	81,450
Masimo Corp.*	1,800	318,816
Medtronic plc	30,469	2,747,694
Merit Medical Systems, Inc.*	3,700	115,625
Natus Medical, Inc.*	1,452	33,585
Neogen Corp.*	2,200	147,378
Nevro Corp.*	2,200	219,956
Novocure Ltd.*	20,600	1,387,204
NuVasive, Inc.*	2,100	106,386
Penumbra, Inc.*	1,200	193,596
Quidel Corp.*	1,518	148,475
ResMed, Inc.	6,279	924,834
STERIS plc	1,300	181,961
Stryker Corp.	32,292	5,376,295
Tandem Diabetes Care, Inc.*	3,100	199,485
Teleflex, Inc.	1,900	556,434
Varex Imaging Corp.*	2,194	49,826
Varian Medical Systems, Inc.*	3,886	398,937
West Pharmaceutical Services, Inc.	2,300	350,175
Wright Medical Group NV*	6,100	174,765

		42,862,003

Health Care Providers & Services (4.0%)
Amedisys, Inc.*	1,300	238,602
AmerisourceBergen Corp.	6,081	538,169
AMN Healthcare Services, Inc.*	3,100	179,211
Anthem, Inc.	6,660	1,512,086
Centene Corp.*	38,733	2,301,128
Chemed Corp.	900	389,880
Cigna Corp.	26,174	4,637,509
CorVel Corp.*	924	50,367
Guardant Health, Inc.*	15,000	1,044,000
HCA Healthcare, Inc.	23,839	2,141,934
HealthEquity, Inc.*	3,200	161,888
Henry Schein, Inc.*	2,578	130,241
Humana, Inc.	21,586	6,778,436
Laboratory Corp. of America Holdings*	1,000	126,390
McKesson Corp.	1,043	141,076
Molina Healthcare, Inc.*	2,400	335,304
Select Medical Holdings Corp.*	7,500	112,500
Tenet Healthcare Corp.*	5,197	74,837
UnitedHealth Group, Inc.	92,414	23,046,203

		43,939,761

Health Care Technology (0.7%)
Cerner Corp.	13,611	857,357
Change Healthcare, Inc.(x)*	1,044	10,430
HMS Holdings Corp.*	3,960	100,069
Inovalon Holdings, Inc., Class A*	4,500	74,970
NextGen Healthcare, Inc.*	2,508	26,183
Omnicell, Inc.*	1,650	108,207
Teladoc Health, Inc.(x)*	3,000	465,030
Veeva Systems, Inc., Class A*	34,200	5,347,854

		6,990,100

Life Sciences Tools & Services (1.7%)
Adaptive Biotechnologies Corp.(x)*	489	13,584
Agilent Technologies, Inc.	2,600	186,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Avantor, Inc.*	67,675	$845,261
Bio-Techne Corp.	1,700	322,354
Charles River Laboratories International, Inc.*	2,200	277,662
Illumina, Inc.*	6,072	1,658,385
IQVIA Holdings, Inc.*	3,200	345,152
Mettler-Toledo International, Inc.*	1,020	704,320
PerkinElmer, Inc.	2,000	150,560
PPD, Inc.*	1,616	28,781
PRA Health Sciences, Inc.*	2,100	174,384
Repligen Corp.*	68,900	6,651,606
Syneos Health, Inc.*	2,800	110,376
Thermo Fisher Scientific, Inc.	23,775	6,742,590
Waters Corp.*	3,290	598,944

		18,810,171

Pharmaceuticals (3.1%)
Aerie Pharmaceuticals, Inc.(x)*	2,800	37,800
Akorn, Inc.*	5,500	3,087
Allergan plc	38,399	6,800,463
Amneal Pharmaceuticals, Inc.*	10,300	35,844
Bausch Health Cos., Inc.*	19,922	308,791
Bristol-Myers Squibb Co.	114,622	6,389,030
Eli Lilly & Co.	34,532	4,790,279
Innoviva, Inc.*	3,432	40,360
Jazz Pharmaceuticals plc*	2,400	239,376
Johnson & Johnson	16,857	2,210,458
Merck & Co., Inc.	97,600	7,509,344
Nektar Therapeutics(x)*	6,200	110,670
Novartis AG (ADR)	39,700	3,273,265
Supernus Pharmaceuticals, Inc.*	3,200	57,568
Zoetis, Inc.	19,447	2,288,718

		34,095,053

Total Health Care		219,160,121

Industrials (6.5%)
Aerospace & Defense (2.0%)
Boeing Co. (The)	30,214	4,506,116
General Dynamics Corp.	1,000	132,310
HEICO Corp.	1,600	119,376
HEICO Corp., Class A	3,320	212,148
Hexcel Corp.	2,600	96,694
Huntington Ingalls Industries, Inc	1,544	281,332
L3Harris Technologies, Inc.	43,737	7,877,908
Lockheed Martin Corp.	9,930	3,365,774
Mercury Systems, Inc.*	2,200	156,948
Moog, Inc., Class A	500	25,265
Northrop Grumman Corp.	6,400	1,936,320
Raytheon Co.	7,300	957,395
Spirit AeroSystems Holdings, Inc., Class A	4,900	117,257
TransDigm Group, Inc.	6,812	2,181,134

		21,965,977

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	5,729	379,260
Expeditors International of Washington, Inc.	5,054	337,203
United Parcel Service, Inc., Class B	27,939	2,610,061

		3,326,524

Airlines (0.1%)
American Airlines Group, Inc.(x)	5,900	71,921
Delta Air Lines, Inc.	7,100	202,563
Southwest Airlines Co.	12,200	434,442
United Airlines Holdings, Inc.*	2,200	69,410

		778,336

Building Products (0.7%)
AAON, Inc.	2,449	118,336
Allegion plc	2,945	270,999
AO Smith Corp.	300	11,343
Armstrong World Industries, Inc.	2,100	166,782
Fortune Brands Home & Security, Inc.	3,300	142,725
Johnson Controls International plc	80,303	2,164,969
Lennox International, Inc.	1,444	262,505
Simpson Manufacturing Co., Inc.	3,000	185,940
Trane Technologies plc	44,040	3,637,263
Trex Co., Inc.*	2,500	200,350

		7,161,212

Commercial Services & Supplies (0.3%)
Brink’s Co. (The)	2,300	119,715
Cimpress plc(x)*	1,300	69,160
Cintas Corp.	3,572	618,742
Copart, Inc.*	9,030	618,736
Deluxe Corp.	2,310	59,898
IAA, Inc.*	6,300	188,748
KAR Auction Services, Inc.	6,300	75,600
Knoll, Inc.	3,960	40,867
Republic Services, Inc.	2,200	165,132
Rollins, Inc.	7,050	254,787
Tetra Tech, Inc.	2,200	155,364
US Ecology, Inc.	858	26,083
Waste Management, Inc.	13,400	1,240,304

		3,633,136

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	134,904
MasTec, Inc.*	3,800	124,374

		259,278

Electrical Equipment (0.3%)
AMETEK, Inc.	33,890	2,440,758
Emerson Electric Co.	2,794	133,134
EnerSys	2,200	108,944
Generac Holdings, Inc.*	2,700	251,559
Rockwell Automation, Inc.	4,634	699,317
Sensata Technologies Holding plc*	3,900	112,827

		3,746,539

Industrial Conglomerates (0.4%)
3M Co.	17,990	2,455,815
Carlisle Cos., Inc.	2,000	250,560
Honeywell International, Inc.	14,926	1,996,949
Roper Technologies, Inc.	833	259,738

		4,963,062

Machinery (0.9%)
Allison Transmission Holdings, Inc.	5,900	192,399
Barnes Group, Inc.	2,900	121,307
Caterpillar, Inc.	1,800	208,872
Deere & Co.	1,437	198,536
Donaldson Co., Inc.	5,111	197,438
Dover Corp.	2,700	226,638
Fortive Corp.	2,772	152,987
Graco, Inc.	9,126	444,710
Hillenbrand, Inc.	3,949	75,465
IDEX Corp.	1,596	220,424
Illinois Tool Works, Inc.	27,969	3,974,954
Ingersoll Rand, Inc.*	34,115	846,052
Lincoln Electric Holdings, Inc.(x)	2,600	179,400
Middleby Corp. (The)*	2,300	130,824
Nordson Corp.	3,247	438,572
Omega Flex, Inc.	98	8,271
Pentair plc	12,916	384,380
Proto Labs, Inc.*	1,400	106,582
Rexnord Corp.	6,200	140,554
Toro Co. (The)	5,544	360,859
WABCO Holdings, Inc.*	1,736	234,447
Welbilt, Inc.*	8,200	42,066
Westinghouse Air Brake Technologies Corp.	1,888	90,870
Woodward, Inc.	2,368	140,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	7,500	$488,475

		9,605,836

Professional Services (0.5%)
ASGN, Inc.*	2,300	81,236
CoStar Group, Inc.*	3,556	2,088,119
Equifax, Inc.	4,316	515,546
Exponent, Inc.	2,352	169,132
IHS Markit Ltd.	10,500	630,000
Insperity, Inc.	1,900	70,870
Korn Ferry	2,900	70,528
Robert Half International, Inc.	5,619	212,117
TransUnion	8,000	529,440
Verisk Analytics, Inc.	6,368	887,572

		5,254,560

Road & Rail (0.8%)
Avis Budget Group, Inc.(x)*	4,374	60,798
CSX Corp.	11,700	670,410
JB Hunt Transport Services, Inc.	3,717	342,819
Landstar System, Inc.	1,800	172,548
Lyft, Inc., Class A*	2,900	77,865
Norfolk Southern Corp.	5,800	846,800
Old Dominion Freight Line, Inc.	1,950	255,957
Uber Technologies, Inc.*	4,400	122,848
Union Pacific Corp.	44,794	6,317,746

		8,867,791

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,400	97,416
Applied Industrial Technologies, Inc.	2,600	118,872
Beacon Roofing Supply, Inc.*	3,400	56,236
Fastenal Co.	24,304	759,500
Kaman Corp.	185	7,117
SiteOne Landscape Supply, Inc.*	2,000	147,240
United Rentals, Inc.*	2,356	242,432
WW Grainger, Inc.	1,807	449,040

		1,877,853

Total Industrials		71,440,104

Information Technology (39.1%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	2,200	445,610
Cisco Systems, Inc.	229,264	9,012,368
F5 Networks, Inc.*	3,088	329,273
Motorola Solutions, Inc.	5,100	677,892
Plantronics, Inc.(x)	2,400	24,144

		10,489,287

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	12,894	939,715
CDW Corp.	6,100	568,947
Cognex Corp.	7,604	321,041
Corning, Inc.	10,200	209,508
Dolby Laboratories, Inc., Class A	17,446	945,747
FLIR Systems, Inc.	3,400	108,426
II-VI, Inc.(x)*	4,000	114,000
IPG Photonics Corp.*	1,300	143,364
Keysight Technologies, Inc.*	7,900	661,072
National Instruments Corp.	4,200	138,936
TE Connectivity Ltd.	47,601	2,997,911
Trimble, Inc.*	4,200	133,686
Zebra Technologies Corp., Class A*	2,500	459,000

		7,741,353

IT Services (7.2%)
Accenture plc, Class A	25,944	4,235,618
Akamai Technologies, Inc.*	6,800	622,132
Automatic Data Processing, Inc.	18,287	2,499,467
Black Knight, Inc.*	5,800	336,748
Booz Allen Hamilton Holding Corp.	5,200	356,928
Broadridge Financial Solutions, Inc.	5,559	527,160
Cass Information Systems, Inc.	525	18,459
EPAM Systems, Inc.*	2,300	427,018
Euronet Worldwide, Inc.*	2,100	180,012
Fidelity National Information Services, Inc.	55,665	6,771,091
Fiserv, Inc.*	23,463	2,228,750
FleetCor Technologies, Inc.*	3,406	635,355
Gartner, Inc.*	3,711	369,504
Genpact Ltd.	6,800	198,560
Global Payments, Inc.	39,410	5,684,104
GoDaddy, Inc., Class A*	6,500	371,215
Hackett Group, Inc. (The)	2,178	27,704
International Business Machines Corp.	22,549	2,501,361
Jack Henry & Associates, Inc.	2,728	423,495
Mastercard, Inc., Class A	35,960	8,686,498
MongoDB, Inc.*	1,200	163,848
NIC, Inc.	992	22,816
Okta, Inc.*	53,100	6,492,006
Paychex, Inc.	13,973	879,181
PayPal Holdings, Inc.*	99,207	9,498,078
Sabre Corp.	9,500	56,335
Science Applications International Corp.	1,800	134,334
Square, Inc., Class A*	14,000	733,320
Twilio, Inc., Class A*	4,800	429,552
VeriSign, Inc.*	3,032	546,033
Visa, Inc., Class A	144,710	23,315,675
WEX, Inc.*	1,800	188,190

		79,560,547

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	175,694	7,990,563
Analog Devices, Inc.	2,591	232,283
Applied Materials, Inc.	71,430	3,272,923
ASML Holding NV (Registered) (NYRS)	7,800	2,040,792
Broadcom, Inc.	50,771	12,037,804
Brooks Automation, Inc.	5,400	164,700
Cree, Inc.*	89,940	3,189,272
Entegris, Inc.	7,000	313,390
Inphi Corp.*	100,600	7,964,502
Intel Corp.	71,887	3,890,525
KLA Corp.	7,500	1,078,050
Lam Research Corp.	5,500	1,320,000
Marvell Technology Group Ltd.	25,266	571,770
Maxim Integrated Products, Inc.	4,260	207,079
Microchip Technology, Inc.	2,748	186,314
Monolithic Power Systems, Inc.	1,700	284,682
NVE Corp.	164	8,533
NVIDIA Corp.	56,300	14,840,680
QUALCOMM, Inc.	47,165	3,190,712
Semtech Corp.*	3,234	121,275
Silicon Laboratories, Inc.*	2,000	170,820
Teradyne, Inc.	7,200	390,024
Texas Instruments, Inc.	37,781	3,775,455
Universal Display Corp.	1,518	200,042
Xilinx, Inc.	10,377	808,783

		68,250,973

Software (18.0%)
2U, Inc.*	2,000	42,440
8x8, Inc.*	6,300	87,318
Adobe, Inc.*	19,970	6,355,253
Alteryx, Inc., Class A*	1,900	180,823
American Software, Inc., Class A	192	2,728
Anaplan, Inc.*	3,800	114,988
ANSYS, Inc.*	3,800	883,386
Aspen Technology, Inc.*	3,800	361,266
Atlassian Corp. plc, Class A*	14,120	1,938,111
Autodesk, Inc.*	48,458	7,564,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bill.Com Holdings, Inc.*	317	$10,841
Blackbaud, Inc.	1,300	72,215
Cadence Design Systems, Inc.*	12,605	832,434
CDK Global, Inc.	5,395	177,226
Cerence, Inc.*	7,936	122,214
Ceridian HCM Holding, Inc.*	3,100	155,217
Citrix Systems, Inc.	34,852	4,933,300
CommVault Systems, Inc.*	2,600	105,248
Coupa Software, Inc.*	57,700	8,062,421
Crowdstrike Holdings, Inc., Class A*	85,400	4,755,072
Datadog, Inc., Class A*	159,900	5,753,202
DocuSign, Inc.*	109,600	10,127,040
Dropbox, Inc., Class A*	8,900	161,090
Dynatrace, Inc.*	1,242	29,609
Envestnet, Inc.*	3,300	177,474
Fair Isaac Corp.*	1,400	430,766
FireEye, Inc.*	123,220	1,303,668
Five9, Inc.*	102,000	7,798,920
Fortinet, Inc.*	5,610	567,564
Guidewire Software, Inc.*	3,500	277,585
HubSpot, Inc.*	1,600	213,104
Intuit, Inc.	24,004	5,520,920
J2 Global, Inc.	2,200	164,670
LivePerson, Inc.(x)*	630	14,332
Manhattan Associates, Inc.*	2,800	139,496
Medallia, Inc.*	531	10,641
Microsoft Corp.#	434,894	68,587,133
New Relic, Inc.*	1,900	87,856
Nuance Communications, Inc.*	63,492	1,065,396
Nutanix, Inc., Class A*	4,600	72,680
OneSpan, Inc.*	1,452	26,354
Oracle Corp.	84,802	4,098,481
Palo Alto Networks, Inc.*	3,900	639,444
Paycom Software, Inc.*	2,200	444,422
Pegasystems, Inc.	2,508	178,645
Pluralsight, Inc., Class A(x)*	854	9,377
Proofpoint, Inc.*	1,800	184,662
PTC, Inc.*	5,000	306,050
Qualys, Inc.*	2,000	173,980
RealPage, Inc.*	3,200	169,376
RingCentral, Inc., Class A*	41,500	8,794,265
salesforce.com, Inc.*	85,338	12,286,965
ServiceNow, Inc.*	55,195	15,817,783
Slack Technologies, Inc., Class A*	20,561	551,857
Smartsheet, Inc., Class A*	3,900	161,889
SolarWinds Corp.*	11,283	176,805
Splunk, Inc.*	32,916	4,154,987
SS&C Technologies Holdings, Inc.	7,128	312,349
Synopsys, Inc.*	11,473	1,477,608
Teradata Corp.*	4,300	88,107
Trade Desk, Inc. (The), Class A*	1,400	270,200
Tyler Technologies, Inc.*	2,046	606,762
VMware, Inc., Class A*	14,288	1,730,277
Workday, Inc., Class A*	25,037	3,260,318
Zendesk, Inc.*	5,500	352,055
Zix Corp.*	6,336	27,308
Zoom Video Communications, Inc., Class A(x)*	11,700	1,709,604
Zscaler, Inc.(x)*	2,500	152,150

		197,422,021

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	215,293	54,746,857
Dell Technologies, Inc., Class C*	4,600	181,930
HP, Inc.	8,900	154,504
NetApp, Inc.	11,700	487,773
Seagate Technology plc	173,616	8,472,461
Western Digital Corp.	48,711	2,027,352

		66,070,877

Total Information Technology		429,535,058

Materials (0.8%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	1,300	259,493
Axalta Coating Systems Ltd.*	7,500	129,525
Ecolab, Inc.	10,540	1,642,448
Ingevity Corp.*	2,200	77,440
NewMarket Corp.	462	176,886
PPG Industries, Inc.	3,184	266,183
RPM International, Inc.	2,678	159,341
Scotts Miracle-Gro Co. (The)	2,400	245,760
Sherwin-Williams Co. (The)	3,306	1,519,173

		4,476,249

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	126,246
Martin Marietta Materials, Inc.	806	152,519
Vulcan Materials Co.	5,700	615,999

		894,764

Containers & Packaging (0.1%)
Avery Dennison Corp.	3,900	397,293
Ball Corp.	13,900	898,774
Berry Global Group, Inc.*	100	3,371
Crown Holdings, Inc.*	3,100	179,924

		1,479,362

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	155,753	1,051,333
Nucor Corp.	20,086	723,497
Royal Gold, Inc.	2,200	192,962
Southern Copper Corp.	4,800	135,168

		2,102,960

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	120,260

Total Materials		9,073,595

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	16,150	2,213,519
American Tower Corp. (REIT)	18,267	3,977,639
Americold Realty Trust (REIT)	6,600	224,664
CoreSite Realty Corp. (REIT)	1,600	185,440
Crown Castle International Corp. (REIT)	17,432	2,517,181
EastGroup Properties, Inc. (REIT)	1,700	177,616
Equinix, Inc. (REIT)	3,407	2,127,910
Equity LifeStyle Properties, Inc. (REIT)	7,116	409,028
Extra Space Storage, Inc. (REIT)	4,200	402,192
First Industrial Realty Trust, Inc. (REIT)	5,600	186,088
Iron Mountain, Inc. (REIT)	6,100	145,180
Lamar Advertising Co. (REIT), Class A	3,498	179,377
Public Storage (REIT)	4,719	937,241
Ryman Hospitality Properties, Inc. (REIT)	2,400	86,040
SBA Communications Corp. (REIT)	4,466	1,205,686
Simon Property Group, Inc. (REIT)	12,362	678,179
Sun Communities, Inc. (REIT)	1,500	187,275
UDR, Inc. (REIT)	4,200	153,468

		15,993,723

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	213,778
Cushman & Wakefield plc*	10,700	125,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Hughes Corp. (The)*	1,400	$70,728

		410,124

Total Real Estate		16,403,847

Utilities (0.3%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	8,472	2,038,532

Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	146,071
Southwest Gas Holdings, Inc.	2,100	146,076

		292,147

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	3,000	202,980

Multi-Utilities (0.1%)
Sempra Energy	7,403	836,465

Total Utilities		3,370,124

Total Common Stocks (98.6%) (Cost $609,464,790)		1,082,868,035

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	3	3

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $500,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $400,002, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,683,857, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $3,757,534.(xx)	3,683,856	3,683,856

Total Repurchase Agreements		4,583,856

Total Short-Term Investments (0.4%) (Cost $4,583,859)		4,583,859

Total Investments in Securities (99.0%) (Cost $614,048,649)		1,087,451,894
Other Assets Less Liabilities (1.0%)		10,898,557

Net Assets (100%)		$1,098,350,451

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,100,460.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $5,940,534. This was collateralized by $1,545,399 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $4,583,856 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	10	6/2020	USD	1,557,250	5,986
S&P 500 E-Mini Index	16	6/2020	USD	2,055,760	(38,236)
S&P Midcap 400 E-Mini Index	6	6/2020	USD	862,680	(3,918)

					(36,168)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$140,470,769	$—	$—	$140,470,769
Consumer Discretionary	134,116,482	—	—	134,116,482
Consumer Staples	29,674,136	—	—	29,674,136
Energy	2,440,461	—	—	2,440,461
Financials	27,183,338	—	—	27,183,338
Health Care	219,160,121	—	—	219,160,121
Industrials	71,440,104	—	—	71,440,104
Information Technology	429,535,058	—	—	429,535,058
Materials	9,073,595	—	—	9,073,595
Real Estate	16,403,847	—	—	16,403,847
Utilities	3,370,124	—	—	3,370,124
Futures	5,986	—	—	5,986
Short-Term Investments
Investment Company	3	—	—	3
Repurchase Agreements	—	4,583,856	—	4,583,856

Total Assets	$1,082,874,024	$4,583,856	$—	$1,087,457,880

Liabilities:
Futures	$(42,154)	$—	$—	$(42,154)

Total Liabilities	$(42,154)	$—	$—	$(42,154)

Total	$1,082,831,870	$4,583,856	$—	$1,087,415,726

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$520,088,055
Aggregate gross unrealized depreciation	(51,280,564)

Net unrealized appreciation	$468,807,491

Federal income tax cost of investments in securities and derivative instruments, if applicable	$618,608,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.0%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		$979,506	$702,067
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		278,395	266,970
Series 2015-2 B
5.000%, 12/15/23§		20,200	20,028
Series 2017-1 AA
3.300%, 1/15/30§		18,464	16,840
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		281,703	268,605
Series 2015-1 B
3.700%, 5/1/23		44,837	41,992
Series 2015-2 AA
3.600%, 9/22/27		97,266	88,785
Series 2015-2 B
4.400%, 9/22/23		115,750	94,863
Series 2016-1 B
5.250%, 1/15/24		1,326	1,293
Series 2016-2 B
4.375%, 6/15/24§		43,800	42,553
Series 2016-3 AA
3.000%, 10/15/28		4,359	3,724
Series 2017-1 B
4.950%, 2/15/25		11,126	9,569
Series 2017-2 B
3.700%, 10/15/25		4,242	3,924
Series 2019-1 A
3.500%, 2/15/32		492,302	411,072
Series 2019-1 AA
3.150%, 2/15/32		73,845	65,045
Series 2019-1 B
3.850%, 2/15/28		77,878	58,881
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39(l)§		3,000,000	2,275,895
ASSURANT CLO III Ltd.,
Series 2018-2A A
3.049%, 10/20/31(l)§		500,000	456,804
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
2.921%, 1/15/31(l)§		500,000	470,811
B&M CLO Ltd.,
Series 2014-1A A1R
2.573%, 4/16/26(l)§		70,102	69,157
B2R Mortgage Trust,
Series 2015-2 A
3.336%, 11/15/48§		17,272	16,946
Series 2016-1 A
2.567%, 6/15/49§		334,185	327,259
Cent CLO 19 Ltd.,
Series 2013-19A A1A
3.105%, 10/29/25(l)§		96,595	95,229
CFIP CLO Ltd.,
Series 2013-1A AR
3.159%, 4/20/29(l)§		500,000	477,955
Chapel BV,
Series 2007 A2
4.126%, 7/17/66(l)(m)	EUR	34,200	37,644
CIFC Funding Ltd.,
Series 2015-5A A1R
2.654%, 10/25/27(l)§		$600,000	573,035
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
1.237%, 10/25/36(l)		1,290,959	1,275,551
CLI Funding VI LLC,
Series 2019-1A A
3.710%, 5/18/44§		459,387	451,362
Continental Airlines Pass-Through Trust,
Series 2012-1 B
6.250%, 4/11/20		341	341
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	481,760	513,650
Crown Castle Towers LLC,
3.222%, 5/15/22§		$400,000	404,930
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§		1,904,217	1,844,627
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.993%, 1/16/26(l)§		82,772	81,742
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		50,000	45,469
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		498,750	443,800
Dorchester Park CLO DAC,
Series 2015-1A AR
2.719%, 4/20/28(l)§		500,000	486,972
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		667,132	653,747
Driver Australia Five Trust,
Series 5 A
1.392%, 7/21/26(l)(m)	AUD	293,182	179,854
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$267,403	261,810
Elevation CLO Ltd.,
Series 2018-9A A1
2.951%, 7/15/31(l)§		500,000	459,261
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	500,000	526,502
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	624,236
Evans Grove CLO Ltd.,
Series 2018-1A A1
2.533%, 5/28/28(l)§		$500,000	483,800
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
1.085%, 3/15/23(l)§		600,000	589,333
GSAA Home Equity Trust,
Series 2006-5 2A1
1.017%, 3/25/36(l)		13,247	6,026
Series 2007-10 A2A
6.500%, 11/25/37		2,407,743	1,607,935
Series 2007-8 A2
1.297%, 8/25/37(l)		347,140	318,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Hardee’s Funding LLC,
Series 2018-1A A2I
4.250%, 6/20/48§	$492,500	$475,162
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
1.087%, 10/25/36(l)	8,709,501	3,572,990
Invitation Homes Trust,
Series 2018-SFR3 A
1.800%, 7/17/37(l)§	112,228	103,969
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.521%, 7/15/26(l)§	107,431	105,551
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
2.944%, 4/25/30(l)§	500,000	467,409
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.686%, 1/17/28(l)§	600,000	564,169
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,406,250	1,842,089
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	293,130	191,268
Lendmark Funding Trust,
Series 2019-2A A
2.780%, 4/20/28§	218,000	185,648
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.835%, 5/15/28(l)§	500,000	478,221
Series 2019-CRE2 AS
2.205%, 5/15/36(l)§	246,000	216,860
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
2.731%, 4/15/28(l)§	600,000	576,643
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.189%, 8/20/24(l)§	494,294	474,489
Marathon CLO V Ltd.,
Series 2013-5A A1R
2.566%, 11/21/27(l)§	493,686	462,772
Marathon CLO VII Ltd.,
Series 2014-7A A1R
3.115%, 10/28/25(l)§	241,220	235,616
Midocean Credit CLO IX,
Series 2018-9A A1
2.969%, 7/20/31(l)§	500,000	464,455
Midocean Credit Clo VIII,
Series 2018-8A A1
2.845%, 2/20/31(l)§	500,000	469,781
Monarch Grove CLO Ltd.,
Series 2018-1A A1
2.674%, 1/25/28(l)§	400,000	376,462
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.019%, 4/18/25(l)§	134,230	131,936
MP CLO III Ltd.,
Series 2013-1A AR
3.069%, 10/20/30(l)§	2,000,000	1,850,660
MP CLO IV Ltd.,
Series 2013-2A ARR
3.074%, 7/25/29(l)§	500,000	472,280
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
1.267%, 2/25/37(l)	1,953,216	1,704,440
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
2.919%, 4/19/31(l)§	500,000	465,877
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
2.681%, 7/15/27(l)§	400,000	386,502
OFSI Fund IX Ltd.,
Series 2018-1A A
2.981%, 7/15/31(l)§	500,000	460,935
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	500,000	498,699
OneMain Financial Issuance Trust,
Series 2017-1A A1
2.370%, 9/14/32§	612,130	530,264
Series 2019-2A A
3.140%, 10/14/36§	210,000	206,832
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
2.694%, 7/25/29(l)	178,002	170,673
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	249,375	226,535
PRPM LLC,
Series 2019-3A A1
3.351%, 7/25/24(e)§	3,220,307	2,809,153
Prudential plc,
Series 2018-1A A
2.981%, 7/15/31(l)§	500,000	459,567
RASC Trust,
Series 2007-EMX1 A13
1.147%, 1/25/37(l)	2,286,779	1,993,409
Series 2007-KS3 AI3
1.197%, 4/25/37(l)	1,507,454	1,369,371
Rockford Tower CLO Ltd.,
Series 2018-1A A
2.795%, 5/20/31(l)§	500,000	467,432
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	500,000	323,400
Scholar Funding Trust,
Series 2013-A A
1.591%, 1/30/45(l)§	126,204	115,157
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
1.117%, 8/25/36(l)	2,576,910	1,057,305
SLM Private Credit Student Loan Trust,
Series 2005-A A3
0.941%, 6/15/23(l)	8,774	8,372
Series 2006-B A5
1.010%, 12/15/39(l)	71,639	66,150
SLM Private Education Loan Trust,
Series 2010-C A5
5.455%, 10/15/41(l)§	130,000	136,474
SLM Student Loan Trust,
Series 2005-7 A4
1.944%, 10/25/29(l)	324,875	307,745
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	98,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.897%, 1/25/39(l)§	$100,102	$96,945
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	960,447
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	127,328	124,508
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
2.974%, 10/26/31(l)§	500,000	458,447
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
2.969%, 4/18/31(l)§	500,000	457,768
Steele Creek CLO Ltd.,
Series 2014-1RA A
2.889%, 4/21/31(l)§	500,000	465,193
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.986%, 1/17/26(l)§	221,326	217,695
Series 2013-1A A2R
3.006%, 1/17/26(l)§	221,326	219,776
Symphony CLO XVII Ltd.,
Series 2016-17A AR
2.711%, 4/15/28(l)§	600,000	583,726
Telos CLO Ltd.,
Series 2014-5A A1R
2.786%, 4/17/28(l)§	599,417	580,336
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	695,000	664,621
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
2.659%, 4/20/28(l)§	600,000	578,173
TICP CLO III-2 Ltd.,
Series 2018-3R A
2.659%, 4/20/28(l)§	400,000	388,004
TRTX Issuer Ltd.,
Series 2019-FL3 AS
2.250%, 9/15/34(l)§	250,000	223,724
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	622,049	513,154
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	72,036	75,716
United Airlines Pass-Through Trust,
Series 2015-1 AA
3.450%, 12/1/27	12,461	11,279
Series 2016-2 AA
2.875%, 10/7/28	17,357	15,881
Series 2016-2 B
3.650%, 10/7/25	3,929	3,307
Series 2019-1 AA
4.150%, 8/25/31	444,415	434,846
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	8,121	8,121
Series 2004-20C 1
4.340%, 3/1/24	92,662	94,722
Series 2005-20B 1
4.625%, 2/1/25	9,059	9,396
Series 2008-20G 1
5.870%, 7/1/28	147,166	160,769
US Airways Pass-Through Trust,
Series 2013-1 B
5.375%, 11/15/21	7,899	7,642
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§	745,625	702,830
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.413%, 2/28/26(l)§	385,023	368,043
Venture XVI CLO Ltd.,
Series 2014-16A ARR
2.681%, 1/15/28(l)§	600,000	565,866
Venture XVII CLO Ltd.,
Series 2014-17A ARR
2.711%, 4/15/27(l)§	500,000	482,438
Vericrest Opportunity Loan Trust,
Series 2020-NPL5 A1A
2.981%, 3/25/50(e)§	1,331,045	1,332,108
Vibrant Clo X Ltd.,
Series 2018-10A A1
3.019%, 10/20/31(l)§	500,000	459,724
VOLT LXXXIII LLC,
Series 2019-NPL9 A1A
3.327%, 11/26/49(e)§	851,588	804,945
VOLT LXXXV LLC,
Series 2020-NPL1 A1A
3.228%, 1/25/50(e)§	3,105,899	2,802,915
VOLT LXXXVII LLC,
Series 2020-NPL3 A1A
2.981%, 2/25/50(e)§	848,039	750,262
WhiteHorse X Ltd.,
Series 2015-10A A1R
2.766%, 4/17/27(l)§	304,743	296,680

Total Asset-Backed Securities		61,657,732

Collateralized Mortgage Obligations (12.1%)
Alternative Loan Trust,
Series 2006-OA22 A1
1.107%, 2/25/47(l)	44,215	35,294
Series 2006-OA6 1A2
1.157%, 7/25/46(l)	26,276	21,116
Series 2007-OH1 A1D
1.157%, 4/25/47(l)	50,696	32,382
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.322%, 10/25/34(l)	243	242
Series 2006-1 2A1
3.283%, 12/25/35(l)	2,846,295	1,045,187
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.018%, 7/25/36(l)	1,833,049	1,583,622
Bear Stearns ARM Trust,
Series 2004-8 11A2
4.636%, 11/25/34(l)	317,358	270,859
Series 2005-1 2A1
3.761%, 3/25/35(l)	174,617	149,247
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37	2,027,094	1,356,100
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35	800,065	738,432
Series 2005-24 A1
5.500%, 11/25/35	545,838	430,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2018-C A1
4.125%, 3/25/59(e)§		$1,841,966	$1,683,980
Series 2019-B A1
3.258%, 4/25/66(l)§		1,878,787	1,852,190
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,973,133	1,684,548
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,531,408	1,501,186
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		453,158	442,299
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,052,130	1,011,034
Eurohome UK Mortgages plc,
Series 2007-1 A
0.655%, 6/15/44(l)(m)	GBP	322,117	365,980
EuroMASTR plc,
Series 2007-1V A2
0.687%, 6/15/40(l)(m)		209,407	228,230
Eurosail-UK plc,
Series 2007-4X A3
1.456%, 6/13/45(l)(m)		597,640	663,980
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$1,368,627	1,561,342
Series 4116 AP
1.350%, 8/15/42		2,446,938	2,443,897
Series 4316 BZ
3.000%, 3/15/44		4,871,580	5,278,209
Series 4430 NZ
3.000%, 1/15/45		2,334,864	2,401,225
Series 4438 B
3.000%, 10/15/43		1,067,787	1,123,632
Series 4440 ZD
2.500%, 2/15/45		6,812,169	7,165,300
Series 4499 AB
3.000%, 6/15/42		1,594,515	1,707,164
Series 4610 KA
2.500%, 5/15/39		2,522,023	2,632,751
Series 4624 GA
2.500%, 4/15/40		1,236,832	1,282,965
Series 4750 PA
3.000%, 7/15/46		2,869,125	3,062,584
Series 4791 JT
3.000%, 5/15/48		3,332,285	3,498,010
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		946,372	590,955
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		941,402	947,456
Series 2012-150 KA
1.750%, 1/25/43		3,444,397	3,488,085
Series 2013-123 PZ
2.700%, 3/25/43		4,794,711	5,212,083
Series 2015-11 A
3.000%, 5/25/34		1,560,926	1,646,223
Series 2016-55 EA
1.750%, 7/25/43		4,260,076	4,319,709
Series 2016-72 PA
3.000%, 7/25/46		2,657,557	2,745,455
Series 2016-81 PA
3.000%, 2/25/44		1,904,910	2,041,880
Series 2017-4 CH
3.000%, 6/25/42		2,255,876	2,287,380
Series 2017-79 VB
3.000%, 1/25/38		3,600,000	3,861,406
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	423,903
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1
6.000%, 12/25/35		794,134	719,767
GNMA,
Series 2013-116 LS
5.377%, 8/20/43 IO(l)		1,978,189	373,647
Series 2013-26 MS
5.477%, 2/20/43 IO(l)		1,895,910	373,214
Series 2014-20 TS
5.327%, 2/20/44 IO(l)		1,872,509	353,868
Series 2015-H15 FC
2.242%, 6/20/65(l)		345,563	338,913
Series 2015-H16 FM
2.262%, 7/20/65(l)		549,732	539,597
Series 2015-H18 FB
2.262%, 7/20/65(l)		316,567	311,033
Series 2015-H19 FK
2.262%, 8/20/65(l)		639,294	628,095
Series 2015-H20 FB
2.262%, 8/20/65(l)		364,195	357,648
Series 2015-H20 FC
2.282%, 8/20/65(l)		1,430,537	1,406,465
Series 2015-H22 FC
2.262%, 9/20/65(l)		708,388	695,222
Series 2015-H29 FA
2.362%, 10/20/65(l)		24,149	24,085
Series 2016-H11 F
2.462%, 5/20/66(l)		404,177	399,797
Series 2016-H14 FA
2.462%, 6/20/66(l)		421,422	416,752
Series 2016-H15 FA
2.462%, 7/20/66(l)		489,155	484,050
Series 2016-H19 FE
2.032%, 6/20/61(l)		214	213
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
1.019%, 6/18/39(l)(m)		455,601	423,551
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.100%, 9/25/35(l)		48,279	45,191
Series 2006-AR2 2A1
3.606%, 4/25/36(l)		61,222	45,700
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.867%, 1/19/35(l)		210,061	191,083
Hawksmoor Mortgages,
Series 2019-1A A
1.761%, 5/25/53(l)§	GBP	1,940,988	2,299,457
Impac CMB Trust,
Series 2003-8 2A1
1.847%, 10/25/33(l)		$1,423	1,312
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.562%, 6/25/37(l)		1,076,373	790,799
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
1.217%, 2/25/37(l)		1,485,607	976,429
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		1,541,660	1,164,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		$916,726	$608,390
Series 2006-A3 6A1
4.124%, 8/25/34(l)		29,666	25,368
Series 2007-A1 3A3
4.222%, 7/25/35(l)		40,388	36,264
Series 2017-3 1A6
3.000%, 8/25/47(l)§		198,519	196,900
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.911%, 6/14/40(l)(m)		237,384	214,683
Ludgate Funding plc,
Series 2007-1 A2A
0.956%, 1/1/61(l)(m)	GBP	114,420	121,927
Series 2008-W1X A1
1.392%, 1/1/61(l)(m)		296,900	329,169
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$68,249	66,367
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.033%, 12/25/32(l)		9,353	7,845
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
1.921%, 4/16/36(l)§		357,982	288,960
MortgageIT Trust,
Series 2005-4 A1
1.227%, 10/25/35(l)		261,701	242,152
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		538,321	554,165
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,679,384	1,534,959
Series 2006-AP1 A5
5.559%, 1/25/36(e)		2,766,012	1,153,962
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.827%, 12/26/35(l)§		142,944	140,704
PRPM LLC,
Series 2019-1A A1
4.500%, 1/25/24(e)§		1,371,666	1,384,704
Series 2019-GS1 A1
3.500%, 10/25/24(l)§		1,123,539	1,117,278
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.743%, 12/25/35(l)§		47,977	47,105
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.287%, 6/25/35(l)§		56,881	50,610
Series 2006-R1 AF1
1.287%, 1/25/36(l)§		191,635	173,562
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,252,922	2,184,934
Resloc UK plc,
Series 2007-1X A3B
0.647%, 12/15/43(l)(m)	GBP	120,354	132,455
RFMSI Trust,
Series 2006-SA2 3A1
5.148%, 8/25/36(l)		$711,606	659,970
Sequoia Mortgage Trust,
Series 10 2A1
1.533%, 10/20/27(l)		1,727	1,541
Series 2003-4 2A1
1.123%, 7/20/33(l)		11,824	9,954
Series 6 A
1.390%, 4/19/27(l)		130,028	117,712
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		1,768,938	1,771,931
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,134,122
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
3.926%, 4/25/34(l)		297,518	264,685
Series 2005-19XS 2A1
1.247%, 10/25/35(l)		247,228	232,906
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.000%, 7/19/35(l)		39,758	32,741
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,179,297
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.611%, 7/20/45(l)§	GBP	967,510	1,165,562
Trinity Square plc,
Series 2015-1A A
1.875%, 7/15/51(l)§		138,423	167,584
Uropa Securities plc,
Series 2007-1 A3A
0.981%, 10/10/40(l)(m)		711,301	764,103

Total Collateralized Mortgage Obligations			107,292,764

Commercial Mortgage-Backed Securities (3.8%)
1211 Avenue of the Americas Trust,
Series 2015-1211 D
4.142%, 8/10/35(l)§		$100,000	91,073
20 Times Square Trust,
Series 2018-20TS F
3.100%, 5/15/35(l)§		112,000	99,153
Series 2018-20TS G
3.100%, 5/15/35(l)§		112,000	92,970
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	11,603
280 Park Avenue Mortgage Trust,
Series 2017-280P D
2.241%, 9/15/34(l)§		200,000	174,495
Americold 2010 LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	98,749
AOA Mortgage Trust,
Series 2015-1177 C
3.010%, 12/13/29(l)§		100,000	97,520
Ashford Hospitality Trust,
Series 2018-ASHF D
2.805%, 4/15/35(l)§		16,000	10,403
Series 2018-KEYS A
1.705%, 5/15/35(l)§		600,000	533,971
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
2.655%, 12/15/36(l)§		290,000	237,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-ATRM E
3.755%, 12/15/36(l)§	$224,000	$174,710
Aventura Mall Trust,
Series 2013-AVM D
3.743%, 12/5/32(l)§	100,000	97,106
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	100,000	94,684
Series 2017-SCH CL
2.205%, 11/15/32(l)§	100,000	80,886
Series 2017-SCH DL
2.705%, 11/15/32(l)§	100,000	75,640
Series 2018-DSNY D
2.405%, 9/15/34(l)§	200,000	155,106
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3 XB
0.629%, 2/15/50 IO(l)	1,000,000	37,030
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B
2.205%, 3/15/36(l)§	234,000	201,989
BANK,
Series 2017-BNK6 XA
0.838%, 7/15/60 IO(l)	3,488,276	153,733
Series 2018-BN10 XA
0.739%, 2/15/61 IO(l)	3,727,930	171,545
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	243,611
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	296,343
Series 2019-BN20 XA
0.841%, 9/15/62 IO(l)	159,670	9,761
Series 2019-BN20 XB
0.363%, 9/15/62 IO(l)	530,000	15,867
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	20,732
Series 2020-BN25 ASB
2.613%, 1/15/63	310,000	301,663
Series 2020-BN25 B
3.043%, 1/15/63	310,000	259,385
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	955,119
BBCMS Mortgage Trust,
Series 2017-DELC C
1.905%, 8/15/36(l)§	53,000	43,984
Series 2017-DELC D
2.405%, 8/15/36(l)§	60,000	48,535
Series 2017-DELC E
3.205%, 8/15/36(l)§	122,000	97,395
Series 2017-DELC F
4.205%, 8/15/36(l)§	121,000	83,913
Series 2018-TALL A
1.427%, 3/15/37(l)§	15,000	13,950
Series 2018-TALL D
2.153%, 3/15/37(l)§	40,000	33,198
Series 2019-BWAY D
2.865%, 11/25/34(l)§	30,000	24,963
Series 2020-C6 A4
2.639%, 2/15/53	61,000	61,217
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	100,000	105,677
Series 2015-SRCH XA
0.957%, 8/10/35 IO(l)§	1,000,000	50,762
Series 2018-CBM A
1.705%, 7/15/37(l)§	223,000	199,065
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	57,659
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
5.117%, 2/11/41(l)	29,106	29,114
Series 2007-T26 AM
5.437%, 1/12/45(l)	10,069	9,851
Benchmark Mortgage Trust,
Series 2018-B3 A5
4.025%, 4/10/51	40,000	44,348
Series 2018-B3 D
3.057%, 4/10/51(l)§	10,000	6,590
Series 2019-B10 3CCA
3.899%, 3/15/62(l)§	60,000	58,496
Series 2019-B13 A4
2.952%, 8/15/57	311,000	323,065
Series 2019-B13 XA
1.269%, 8/15/57 IO(l)	776,897	59,302
Series 2019-B9 XA
1.047%, 3/15/52 IO(l)	997,001	71,946
Series 2020-B16 B
3.176%, 2/15/53	10,000	8,476
Series 2020-B16 C
3.535%, 2/15/53(l)	10,000	7,610
Series 2020-B16 D
2.500%, 2/15/53§	29,000	16,427
Series 2020-B16 XA
0.928%, 2/15/53 IO(l)	3,952,717	279,691
Series 2020-B17 XB
0.653%, 3/15/53 IO(l)	1,000,000	41,712
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	200,000	205,404
Series 2013-1515 C
3.446%, 3/10/33§	100,000	94,683
BX Trust,
Series 2017-APPL E
3.855%, 7/15/34(l)§	80,627	66,920
Series 2017-SLCT D
2.755%, 7/15/34(l)§	68,000	55,760
Series 2017-SLCT E
3.855%, 7/15/34(l)§	113,900	79,730
Series 2018-GW D
2.475%, 5/15/35(l)§	112,000	88,493
Series 2019-OC11 A
3.202%, 12/9/41§	10,000	9,732
Series 2019-OC11 D
4.075%, 12/9/41(l)§	126,000	101,858
Series 2019-OC11 E
4.075%, 12/9/41(l)§	340,000	244,828
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§	30,000	27,758
Series 2017-GM D
3.425%, 6/13/39(l)§	80,000	76,707
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
2.455%, 12/15/37(l)§	100,000	86,564
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.488%, 4/10/29(l)§	10,000	9,558
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	68,690	67,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-CD3 A4
3.631%, 2/10/50	$10,000	$10,668
Series 2017-CD4 A4
3.514%, 5/10/50(l)	10,000	10,804
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,582
Series 2016-C4 XA
1.704%, 5/10/58 IO(l)	677,901	51,256
Series 2016-C4 XB
0.726%, 5/10/58 IO(l)	110,000	4,329
Series 2018-TAN C
5.295%, 2/15/33§	100,000	98,469
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
1.495%, 7/15/32(l)§	91,354	82,246
Series 2017-BIOC D
2.305%, 7/15/32(l)§	182,709	147,140
CHC Commercial Mortgage Trust,
Series 2019-CHC B
2.205%, 6/15/34(l)§	102,000	94,435
CHT Mortgage Trust,
Series 2017-CSMO E
3.705%, 11/15/36(l)§	144,000	100,800
Series 2017-CSMO F
4.446%, 11/15/36(l)§	68,000	44,200
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	300,000	286,567
Series 2016-P3 C
4.887%, 4/15/49(l)	30,000	28,061
Series 2016-P4 A4
2.902%, 7/10/49	175,000	174,322
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	168,477
Series 2017-C4 A4
3.471%, 10/12/50	20,000	20,336
Series 2019-C7 A4
3.102%, 12/15/72	97,000	97,979
Series 2019-SST2 D
2.305%, 12/15/36(l)§	453,000	394,137
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.046%, 3/10/46 IO(l)	527,415	11,119
Series 2013-GAM E
3.417%, 2/10/28(l)§	100,000	94,215
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	52,981
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	111,821
Series 2014-CR17 A5
3.977%, 5/10/47	43,000	45,473
Series 2014-CR18 A4
3.550%, 7/15/47	9,940	10,251
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	52,687
Series 2014-LC15 A4
4.006%, 4/10/47	40,000	42,509
Series 2014-UBS4 C
4.644%, 8/10/47(l)	31,000	28,702
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	303,322
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	5,563
Series 2015-CR22 C
4.110%, 3/10/48(l)	300,000	269,206
Series 2015-CR22 XA
0.895%, 3/10/48 IO(l)	3,295,565	107,396
Series 2015-CR24 A5
3.696%, 8/10/48	20,000	21,107
Series 2015-CR25 A4
3.759%, 8/10/48	10,000	9,481
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,044,506
Series 2015-DC1 XA
1.029%, 2/10/48 IO(l)	3,088,446	113,395
Series 2015-LC19 A4
3.183%, 2/10/48	25,000	25,959
Series 2015-LC19 D
2.867%, 2/10/48§	10,000	7,719
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	21,406
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,023,142
Series 2017-COR2 D
3.000%, 9/10/50§	330,000	239,698
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	5,382
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A
1.705%, 8/15/35(l)§	192,824	174,493
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.272%, 4/15/50(l)	300,000	276,293
Series 2015-C1 XA
0.839%, 4/15/50 IO(l)	4,002,691	130,075
Series 2015-C2 A4
3.504%, 6/15/57	10,000	10,238
Series 2017-CX10 XB
0.135%, 11/15/50 IO(l)	1,000,000	14,548
Series 2018-CX12 A4
4.224%, 8/15/51(l)	20,000	21,781
Series 2019-C16 A3
3.329%, 6/15/52	40,000	40,807
Series 2019-C16 C
4.237%, 6/15/52(l)	50,000	52,089
Series 2019-C16 XA
1.570%, 6/15/52 IO(l)	996,758	106,857
Series 2019-C17 C
3.934%, 9/15/52	45,000	37,768
Series 2019-C17 D
2.500%, 9/15/52§	30,000	16,789
Series 2019-C17 XA
1.369%, 9/15/52 IO(l)	1,057,900	94,900
Series 2019-C17 XB
0.560%, 9/15/52 IO(l)	1,000,000	42,758
Series 2020-C19 A3
2.561%, 3/15/53	313,000	309,264
CSMC Trust,
Series 2017-PFHP A
1.655%, 12/15/30(l)§	50,000	45,086
Series 2017-TIME A
3.646%, 11/13/39§	100,000	100,905
DBGS Mortgage Trust,
Series 2018-BIOD A
1.508%, 5/15/35(l)§	206,975	191,481
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	1,365,000	32,714
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	21,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	$300,000	$16,936
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.688%, 11/10/46(l)§	100,000	97,256
Series 2011-LC3A PM2
4.928%, 5/10/44(l)§	217,000	200,516
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	61,623
Series 2017-BRBK D
3.530%, 10/10/34(l)§	100,000	88,754
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A
1.800%, 4/15/36(l)§	236,740	208,797
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	21,436
Series K040 A2
3.241%, 9/25/24	20,000	21,625
Series K053 A2
2.995%, 12/25/25	188,000	203,756
Series K061 A2
3.347%, 11/25/26(l)	50,000	55,672
Series K062 A2
3.413%, 12/25/26	29,565	33,085
Series K072 A2
3.444%, 12/25/27	10,000	11,446
Series K722 X1
1.308%, 3/25/23 IO(l)	2,632,048	77,178
Series KL4F A2AS
3.683%, 10/25/25(l)	24,000	27,017
FREMF Mortgage Trust,
Series 2017-K64 B
3.981%, 5/25/50(l)§	36,667	35,230
Series 2018-K77 B
4.160%, 5/25/51(l)§	10,000	9,592
Series 2018-K80 B
4.229%, 8/25/50(l)§	20,000	19,230
Series 2019-K103 B
3.572%, 12/25/51(l)§	14,000	12,393
FRESB Mortgage Trust,
Series 2018-SB52 A10F
3.478%, 6/25/28(l)	28,208	29,673
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	22,605	24,105
GNMA,
Series 2012-23
0.338%, 6/16/53 IO(l)	46,045	564
Series 2013-191
0.723%, 11/16/53 IO(l)	46,074	1,177
Series 2013-30
0.774%, 9/16/53 IO(l)	164,803	4,864
Series 2013-63
0.793%, 9/16/51 IO(l)	241,157	9,361
Series 2015-22
0.652%, 3/16/55 IO(l)	123,809	4,497
Series 2015-97 VA
2.250%, 12/16/38	15,800	16,490
Series 2016-128
0.950%, 9/16/56 IO(l)	122,187	7,678
Series 2016-158 VA
2.000%, 3/16/35	84,641	86,259
Series 2016-26
0.927%, 2/16/58 IO(l)	453,966	24,871
Series 2016-96
0.976%, 12/16/57 IO(l)	163,118	9,773
Great Wolf Trust,
Series 2019-WOLF E
3.437%, 12/15/36(l)§	254,000	203,189
Series 2019-WOLF F
3.836%, 12/15/36(l)§	254,000	190,486
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	56,692
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	496,909
Series 2017-500K D
2.005%, 7/15/32(l)§	20,000	16,874
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	98,657
Series 2018-TWR A
1.605%, 7/15/31(l)§	110,000	100,536
Series 2018-TWR D
2.305%, 7/15/31(l)§	110,000	77,952
Series 2019-BOCA A
1.905%, 6/15/38(l)§	100,000	89,990
Series 2019-SOHO A
1.605%, 6/15/36(l)§	50,000	46,947
Series 2019-SOHO E
2.579%, 6/15/36(l)§	246,000	202,703
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	29,524
Series 2015-GC28 B
3.980%, 2/10/48	10,000	9,564
Series 2015-GC28 XA
1.006%, 2/10/48 IO(l)	2,863,745	111,123
Series 2015-GC32 C
4.427%, 7/10/48(l)	60,000	55,650
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,392
Series 2015-GS1 XA
0.781%, 11/10/48 IO(l)	1,923,113	70,400
Series 2016-GS3 XA
1.248%, 10/10/49 IO(l)	334,262	19,027
Series 2017-GS6 A3
3.433%, 5/10/50	20,000	20,891
Series 2017-GS7 A4
3.430%, 8/10/50	24,000	25,205
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	7,289
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	7,066
Series 2017-GS7 XA
1.129%, 8/10/50 IO(l)	2,504,548	100,650
Series 2019-GSA1 C
3.806%, 11/10/52(l)	10,000	8,216
Series 2019-GSA1 XA
0.835%, 11/10/52 IO(l)	199,798	11,907
Series 2020-GC45 XA
0.675%, 2/13/53 IO(l)	3,325,334	158,274
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	109,757
Hospitality Mortgage Trust,
Series 2019-HIT F
3.855%, 11/15/36(l)§	212,861	142,617
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	104,476
Series 2017-APTS BFL
1.655%, 6/15/34(l)§	139,177	128,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-APTS CFL
1.805%, 6/15/34(l)§	$139,177	$126,036
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	91,432
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D
2.605%, 6/15/32(l)§	8,010	6,803
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
2.100%, 6/15/45(l)§	95,344	94,093
Series 2013-C16 C
5.027%, 12/15/46(l)	20,000	19,732
Series 2014-C20 A5
3.805%, 7/15/47	30,000	31,665
Series 2015-JP1 A5
3.914%, 1/15/49	10,000	10,760
Series 2015-JP1 C
4.735%, 1/15/49(l)	100,000	92,992
Series 2015-UES C
3.621%, 9/5/32(l)§	100,000	98,757
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	9,492
Series 2018-LAQ A
1.705%, 6/15/32(l)§	530,140	477,752
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	105,237
Series 2018-WPT FFX
5.542%, 7/5/33§	181,000	141,858
Series 2020-ACE C
3.694%, 1/10/37(l)§	275,000	251,105
Series 2020-LOOP E
3.861%, 12/5/38§	181,000	144,162
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	52,785
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,582
Series 2014-C25 XA
0.852%, 11/15/47 IO(l)	3,298,895	105,974
Series 2015-C27 D
3.807%, 2/15/48(l)§	300,000	231,828
Series 2015-C32 XA
1.327%, 11/15/48 IO(l)	2,142,527	69,891
Series 2015-C33 C
4.622%, 12/15/48(l)	221,000	201,590
Series 2015-C33 D1
4.122%, 12/15/48(l)§	200,000	167,411
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	21,250
Series 2017-JP7 B
4.050%, 9/15/50	10,000	9,374
Series 2019-COR5 C
3.750%, 6/13/52	16,000	12,913
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.670%, 6/15/49 IO(l)	1,771,567	103,564
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	72,453
Series 2017-C5 A5
3.694%, 3/15/50	30,000	32,497
Series 2018-C8 A4
4.211%, 6/15/51	10,000	11,209
Series 2019-COR6 A4
3.057%, 11/13/52	155,000	161,089
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	251,036
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.000%, 3/10/50 IO(l)§	2,848,723	102,653
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	70,000	73,523
Series 2015-C20 ASB
3.069%, 2/15/48	969,048	986,057
Series 2015-C20 B
4.160%, 2/15/48	150,000	145,049
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	138,956
Series 2015-C20 XA
1.309%, 2/15/48 IO(l)	2,701,600	119,049
Series 2015-C23 A4
3.719%, 7/15/50	15,000	15,560
Series 2015-C23 D
4.155%, 7/15/50(l)§	42,000	32,817
Series 2015-C25 C
4.527%, 10/15/48(l)	70,000	52,938
Series 2015-C26 A5
3.531%, 10/15/48	10,000	10,163
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	517,099
Series 2016-C31 A5
3.102%, 11/15/49	30,000	30,464
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,000,354
Series 2016-C31 C
4.313%, 11/15/49(l)	215,000	189,336
Series 2016-C32 A4
3.720%, 12/15/49	166,000	172,397
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	35,539
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART B
2.480%, 9/13/31§	250,000	231,793
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
5.945%, 6/11/42(l)	17,645	17,664
Series 2014-CPT B
3.445%, 7/13/29(l)§	500,000	502,446
Series 2014-CPT E
3.445%, 7/13/29(l)§	100,000	98,250
Series 2017-H1 D
2.546%, 6/15/50§	210,000	142,227
Series 2017-H1 XD
2.199%, 6/15/50 IO(l)§	300,000	37,047
Series 2017-HR2 D
2.730%, 12/15/50	210,000	143,982
Series 2018-H3 C
4.850%, 7/15/51(l)	30,000	26,917
Series 2018-H3 D
3.000%, 7/15/51§	30,000	19,411
Series 2019-AGLN D
2.455%, 3/15/34(l)§	120,000	104,658
Series 2019-H6 A4
3.417%, 6/15/52	30,000	31,029
Series 2019-H6 XB
0.719%, 6/15/52 IO(l)	1,000,000	53,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-L2 XA
1.030%, 3/15/52 IO(l)	$2,915,178	$203,219
Series 2019-L3 XA
0.645%, 11/15/52 IO(l)	4,539,647	214,729
Series 2020-L4 ASB
2.624%, 2/15/53	207,000	205,453
Series 2020-L4 B
3.082%, 2/15/53	207,000	174,419
Series 2020-L4 D
2.500%, 2/15/53§	60,000	33,418
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
2.608%, 6/15/35(l)§	213,002	198,024
Series 2019-10K D
4.135%, 5/15/39(l)§	100,000	79,523
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	24,213
One Market Plaza Trust,
Series 2017-1MKT XCP
0.090%, 2/10/32 IO(l)§	1,000,000	2,680
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	108,000	100,067
Series 2017-ROSS B
2.239%, 6/15/33(l)§	108,000	95,236
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	25,745
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.703%, 2/15/51(l)	226,000	200,953
Series 2019-C16 B
4.320%, 4/15/52(l)	272,000	256,015
Series 2019-C17 XA
1.636%, 10/15/52 IO(l)	996,834	99,403
Series 2019-C18 XA
1.049%, 12/15/52 IO(l)	997,980	67,220
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	931,115	866,661
VNDO Mortgage Trust,
Series 2013-PENN D
3.947%, 12/13/29(l)§	100,000	97,981
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5
3.405%, 12/15/47	10,000	10,292
Series 2015-C27 C
3.894%, 2/15/48	300,000	265,146
Series 2015-C27 XA
0.893%, 2/15/48 IO(l)	3,603,448	122,629
Series 2015-C28 A4
3.540%, 5/15/48	10,000	10,365
Series 2015-C30 A4
3.664%, 9/15/58	30,000	30,602
Series 2015-C31 A4
3.695%, 11/15/48	20,000	20,932
Series 2015-NXS1 A5
3.148%, 5/15/48	10,000	10,183
Series 2015-NXS1 XA
1.115%, 5/15/48 IO(l)	2,109,702	89,809
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	178,169
Series 2015-NXS2 XA
0.710%, 7/15/58 IO(l)	3,723,867	108,138
Series 2015-NXS4 A4
3.718%, 12/15/48	10,000	10,438
Series 2015-P2 A4
3.809%, 12/15/48	30,000	31,583
Series 2016-BNK1 XD
1.261%, 8/15/49 IO(l)§	1,000,000	62,760
Series 2016-C33 C
3.896%, 3/15/59	129,000	113,185
Series 2016-C33 XA
1.723%, 3/15/59 IO(l)	1,209,995	79,467
Series 2017-C38 XA
1.060%, 7/15/50 IO(l)	2,599,769	142,258
Series 2017-C39 D
4.352%, 9/15/50(l)§	10,000	7,782
Series 2017-C39 XA
1.128%, 9/15/50 IO(l)	2,483,424	146,734
Series 2017-C41 C
4.509%, 11/15/50(l)	20,000	17,048
Series 2017-HSDB A
1.647%, 12/13/31(l)§	100,000	90,143
Series 2018-C45 C
4.727%, 6/15/51	10,000	8,839
Series 2019-C52 C
3.561%, 8/15/52	30,000	22,926
Series 2019-C54 A4
3.146%, 12/15/52	312,000	325,277
Series 2020-C55 A5
2.725%, 2/15/53	103,500	103,751
Series 2020-C55 AS
2.937%, 2/15/53	207,000	193,781
Series 2020-C55 ASB
2.651%, 2/15/53	207,000	203,643
Series 2020-SDAL D
3.740%, 2/15/37(l)§	40,000	33,217
WFRBS Commercial Mortgage Trust,
Series 2014-C21 A5
3.678%, 8/15/47	50,000	52,522

Total Commercial Mortgage-Backed Securities		33,794,369

Corporate Bonds (29.6%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
Altice France SA
7.375%, 5/1/26§	300,000	299,625
AT&T, Inc.
3.200%, 3/1/22	35,000	35,568
3.000%, 6/30/22	272,000	273,575
3.950%, 1/15/25	50,000	52,867
3.400%, 5/15/25	150,000	155,485
3.600%, 7/15/25	100,000	104,110
3.800%, 2/15/27	151,000	156,298
4.250%, 3/1/27	150,000	159,830
4.100%, 2/15/28	220,000	230,916
4.350%, 3/1/29	500,000	534,192
4.300%, 2/15/30	130,000	139,756
4.500%, 5/15/35	300,000	321,318
6.000%, 8/15/40	2,000	2,435
4.800%, 6/15/44	196,000	211,876
4.350%, 6/15/45	41,000	43,304
4.850%, 7/15/45	206,000	213,261
5.150%, 11/15/46	48,000	56,548
Deutsche Telekom International Finance BV
1.950%, 9/19/21§	450,000	444,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 1/19/27§	$150,000	$155,954
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.233%, 5/22/20(k)	410,000	409,972
4.125%, 3/16/27	629,000	759,544
3.000%, 3/22/27	20,000	20,939
4.329%, 9/21/28	418,000	473,355
4.500%, 8/10/33	64,000	75,312
4.400%, 11/1/34	67,000	78,823
4.272%, 1/15/36	425,000	495,876
4.000%, 3/22/50	95,000	111,765

		6,017,047

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	10,318
NBCUniversal Enterprise, Inc.
5.250%, 3/19/21(y)§	100,000	100,000
NBCUniversal Media LLC
6.400%, 4/30/40	2,000	2,893
5.950%, 4/1/41	62,000	85,567
TWDC Enterprises 18 Corp.
2.750%, 8/16/21	27,000	27,302
2.350%, 12/1/22	45,000	45,611
3.150%, 9/17/25	75,000	78,768
Walt Disney Co. (The)
3.000%, 9/15/22	36,000	37,046
4.750%, 9/15/44	25,000	31,319
2.750%, 9/1/49	25,000	24,534
4.700%, 3/23/50	86,000	112,390

		555,748

Interactive Media & Services (0.0%)
Alphabet, Inc.
3.625%, 5/19/21	36,000	36,997
Baidu, Inc.
2.875%, 7/6/22	200,000	203,377

		240,374

Media (0.7%)
Altice Finco SA
7.625%, 2/15/25§	200,000	187,251
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	74,399
4.500%, 2/1/24	5,000	5,152
4.908%, 7/23/25	1,348,000	1,426,629
4.200%, 3/15/28	6,000	6,094
6.384%, 10/23/35	186,000	221,738
6.484%, 10/23/45	306,000	366,450
5.750%, 4/1/48	79,000	89,806
Comcast Corp.
3.125%, 7/15/22	45,000	46,162
2.750%, 3/1/23(x)	100,000	102,280
3.700%, 4/15/24	55,000	59,031
3.150%, 3/1/26	388,000	403,086
2.350%, 1/15/27	15,000	14,918
3.150%, 2/15/28	36,000	37,850
4.150%, 10/15/28	245,000	275,103
3.400%, 4/1/30	170,000	183,310
4.250%, 10/15/30	124,000	142,867
4.250%, 1/15/33	24,000	27,359
3.200%, 7/15/36	102,000	106,615
4.600%, 10/15/38	20,000	23,804
3.750%, 4/1/40	27,000	30,503
4.700%, 10/15/48	103,000	133,075
3.999%, 11/1/49	122,000	142,301
Cox Communications, Inc.
3.150%, 8/15/24§	587,000	599,263
3.350%, 9/15/26§	16,000	16,078
Discovery Communications LLC
2.950%, 3/20/23	75,000	75,238
3.800%, 3/13/24	50,000	54,174
3.900%, 11/15/24	50,000	49,680
5.000%, 9/20/37	132,000	131,619
4.950%, 5/15/42	4,000	3,933
5.200%, 9/20/47	99,000	98,641
Fox Corp.
3.050%, 4/7/25	5,000	5,041
4.709%, 1/25/29§	100,000	108,979
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	15,332
5.400%, 10/1/48	22,000	23,340
TCI Communications, Inc.
7.875%, 2/15/26	62,000	78,206
Time Warner Cable LLC
4.125%, 2/15/21	70,000	69,387
4.000%, 9/1/21	45,000	44,924
6.550%, 5/1/37	15,000	17,694
5.500%, 9/1/41	34,000	35,839
4.500%, 9/15/42	7,000	6,637
ViacomCBS, Inc.
2.900%, 6/1/23	50,000	49,014
4.250%, 9/1/23	62,000	63,043
3.700%, 8/15/24	62,000	60,342
6.875%, 4/30/36	52,000	58,916
4.375%, 3/15/43	51,000	44,522
5.850%, 9/1/43	18,000	18,386
WPP Finance 2010
3.625%, 9/7/22	27,000	26,939

		5,860,950

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	53,999
Sprint Communications, Inc.
7.000%, 8/15/20	500,000	501,250
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§	411,750	410,206
Vodafone Group plc
3.750%, 1/16/24	571,000	596,591
4.125%, 5/30/25	87,000	92,740
4.375%, 5/30/28	200,000	211,416
5.000%, 5/30/38	54,000	59,863
4.375%, 2/19/43	77,000	78,910
5.250%, 5/30/48	116,000	138,852

		2,143,827

Total Communication Services		14,817,946

Consumer Discretionary (1.5%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	40,000	39,273
Aptiv plc
5.400%, 3/15/49	10,000	9,064
Lear Corp.
5.250%, 5/15/49	10,000	8,545

		56,882

Automobiles (0.7%)
BMW US Capital LLC
2.800%, 4/11/26§	39,000	38,026
Daimler Finance North America LLC
3.100%, 5/4/20§	150,000	149,728
2.200%, 5/5/20§	320,000	320,062
2.300%, 2/12/21§	185,000	180,873
3.350%, 5/4/21§	150,000	147,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 11/5/21§	$700,000	$695,110
3.400%, 2/22/22§	750,000	734,020
2.550%, 8/15/22§	700,000	669,340
General Motors Co.
6.600%, 4/1/36	44,000	35,962
6.250%, 10/2/43	21,000	16,623
Hyundai Capital America
2.550%, 4/3/20§	441,000	440,840
3.950%, 2/1/22§	100,000	99,437
2.375%, 2/10/23§	216,000	206,844
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§	650,000	638,719
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.477%, 11/13/20(k)§	500,000	493,992
3.875%, 11/13/20§	500,000	501,447
(ICE LIBOR USD 3 Month + 0.94%), 2.653%, 11/12/21(k)§	500,000	476,538
4.000%, 11/12/21§	500,000	496,843

		6,342,209

Diversified Consumer Services (0.2%)
American University (The)
Series 2019
3.672%, 4/1/49	90,000	94,628
Claremont Mckenna College
Series 2019
3.378%, 1/1/50	64,000	69,238
George Washington University (The)
Series 2014
4.300%, 9/15/44	400,000	460,753
Series 2018
4.126%, 9/15/48	40,000	43,244
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	129,020
University of Southern California
3.028%, 10/1/39	523,000	539,866

		1,336,749

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29	600,000	476,711
Las Vegas Sands Corp.
3.200%, 8/8/24	100,000	81,889
Marriott International, Inc.
3.250%, 9/15/22	45,000	41,092
2.125%, 10/3/22	15,000	13,204
Series X
4.000%, 4/15/28	25,000	22,750
McDonald’s Corp.
3.350%, 4/1/23	15,000	15,164
1.450%, 9/1/25	55,000	52,391
3.700%, 1/30/26(x)	75,000	78,677
2.625%, 9/1/29	40,000	38,691
3.700%, 2/15/42	8,000	7,997
3.625%, 5/1/43	8,000	7,736
4.875%, 12/9/45	37,000	42,871
4.450%, 9/1/48	93,000	102,927
3.625%, 9/1/49	148,000	150,151
Sands China Ltd.
5.125%, 8/8/25	500,000	499,160
5.400%, 8/8/28	200,000	188,654
Starbucks Corp.
2.450%, 6/15/26	50,000	48,796
3.550%, 8/15/29	100,000	103,775

		1,972,636

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	438,216
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	25,090
Lennar Corp.
4.125%, 1/15/22	180,000	178,537
NVR, Inc.
3.950%, 9/15/22	27,000	27,540
PulteGroup, Inc.
5.500%, 3/1/26	120,000	119,088
Whirlpool Corp.
4.000%, 3/1/24	30,000	30,946

		819,417

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	213,594
Amazon.com, Inc.
2.400%, 2/22/23	100,000	104,034
3.800%, 12/5/24	50,000	55,312
5.200%, 12/3/25	100,000	119,165
3.150%, 8/22/27	50,000	54,750
3.875%, 8/22/37	102,000	120,068
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	47,664
eBay, Inc.
2.600%, 7/15/22	45,000	45,105
Expedia Group, Inc.
3.800%, 2/15/28	68,000	58,936
3.250%, 2/15/30	455,000	381,557
QVC, Inc.
4.375%, 3/15/23	36,000	34,065

		1,234,250

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	96,000	94,736
3.500%, 9/15/27	15,000	13,712
3.900%, 11/19/29	78,000	69,687

		178,135

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	80,117
3.875%, 4/15/27	10,000	10,384
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	101,309
Target Corp.
2.900%, 1/15/22	27,000	27,495
3.375%, 4/15/29	100,000	108,375

		327,680

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	25,010
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	45,581
2.625%, 6/1/22	100,000	101,515
2.125%, 9/15/26	65,000	65,024
2.800%, 9/14/27	9,000	9,290
3.900%, 12/6/28	18,000	19,951
2.950%, 6/15/29	126,000	130,639
3.350%, 4/15/50	18,000	18,806
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	98,915
3.650%, 4/5/29	200,000	205,375
4.375%, 9/15/45	7,000	7,346
4.050%, 5/3/47	68,000	68,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
O’Reilly Automotive, Inc.
4.350%, 6/1/28	$50,000	$52,308

		848,407

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	36,214
3.375%, 3/27/50	30,000	32,860

		69,074

Total Consumer Discretionary		13,185,439

Consumer Staples (1.6%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	554,000	578,564
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	270,000	275,739
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 1/12/24	75,000	77,407
4.150%, 1/23/25	250,000	269,323
4.000%, 4/13/28	23,000	23,728
4.750%, 1/23/29	651,000	713,353
5.450%, 1/23/39	53,000	61,347
Bacardi Ltd.
4.450%, 5/15/25§	500,000	524,375
Coca-Cola Co. (The)
2.200%, 5/25/22	35,000	35,297
3.200%, 11/1/23	62,000	66,955
2.900%, 5/25/27	50,000	52,818
2.125%, 9/6/29	200,000	201,473
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	497,202
3.750%, 5/1/21	10,000	10,013
2.650%, 11/7/22	100,000	96,669
4.250%, 5/1/23	25,000	25,150
Diageo Capital plc
2.375%, 10/24/29	200,000	192,730
Keurig Dr Pepper, Inc.
3.551%, 5/25/21	500,000	505,851
4.057%, 5/25/23	200,000	208,217
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	94,708
5.000%, 5/1/42	59,000	57,444
PepsiCo, Inc.
1.700%, 10/6/21	125,000	125,865
2.750%, 3/1/23	62,000	63,984
2.750%, 4/30/25	75,000	78,059
3.000%, 10/15/27	100,000	106,530
4.450%, 4/14/46	7,000	9,248
4.000%, 5/2/47	38,000	45,868
3.375%, 7/29/49	14,000	15,788
Pernod Ricard SA
4.250%, 7/15/22§	600,000	618,934
Suntory Holdings Ltd.
2.550%, 6/28/22§	400,000	407,690

		6,040,329

Food & Staples Retailing (0.2%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§	307,000	304,254
Costco Wholesale Corp.
2.300%, 5/18/22	50,000	50,047
Kroger Co. (The)
2.800%, 8/1/22	25,000	25,233
2.650%, 10/15/26	50,000	48,921
4.500%, 1/15/29(x)	25,000	27,376
Sysco Corp.
3.250%, 7/15/27	50,000	45,755
Walgreen Co.
3.100%, 9/15/22	36,000	35,761
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	50,806
3.450%, 6/1/26	75,000	74,125
Walmart, Inc.
3.125%, 6/23/21	25,000	25,530
2.550%, 4/11/23	54,000	55,529
3.400%, 6/26/23	25,000	26,538
3.300%, 4/22/24	37,000	39,141
2.850%, 7/8/24	66,000	68,907
2.650%, 12/15/24	50,000	52,154
3.550%, 6/26/25	61,000	66,416
3.050%, 7/8/26	40,000	43,466
3.700%, 6/26/28	96,000	107,510
3.250%, 7/8/29	241,000	264,291
2.375%, 9/24/29	25,000	25,948

		1,437,708

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	50,452
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	51,557
Campbell Soup Co.
3.300%, 3/15/21	600,000	604,251
3.650%, 3/15/23	15,000	15,225
4.150%, 3/15/28	25,000	26,457
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	28,497
4.850%, 11/1/28	225,000	240,962
Danone SA
2.589%, 11/2/23§	600,000	585,039
General Mills, Inc.
2.600%, 10/12/22	25,000	25,250
3.700%, 10/17/23	20,000	20,399
4.200%, 4/17/28	215,000	232,924
2.875%, 4/15/30	5,000	5,024
Hershey Co. (The)
3.375%, 5/15/23	25,000	25,628
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	36,034
2.375%, 3/15/30	15,000	13,918
Kellogg Co.
2.650%, 12/1/23	42,000	39,204
Mondelez International, Inc.
3.625%, 2/13/26	100,000	104,990
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	92,950
Unilever Capital Corp.
3.000%, 3/7/22	100,000	100,482
2.900%, 5/5/27	100,000	106,118

		2,405,361

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,651
3.100%, 10/1/27	8,000	8,210
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	64,789
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	11,280
3.200%, 4/25/29	50,000	53,328
Procter & Gamble Co. (The)
1.700%, 11/3/21	125,000	126,263

		289,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	$10,000	$9,542

Tobacco (0.4%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	45,358
2.850%, 8/9/22	45,000	45,234
3.800%, 2/14/24	133,000	134,160
4.400%, 2/14/26	172,000	177,502
4.800%, 2/14/29	157,000	163,338
5.800%, 2/14/39	263,000	288,002
6.200%, 2/14/59	21,000	23,635
BAT Capital Corp.
2.764%, 8/15/22	50,000	49,144
3.222%, 8/15/24	107,000	102,908
3.215%, 9/6/26	87,000	82,937
4.700%, 4/2/27	90,000	91,455
3.557%, 8/15/27	100,000	95,529
4.906%, 4/2/30	70,000	71,707
4.540%, 8/15/47	81,000	73,876
BAT International Finance plc
3.250%, 6/7/22§	400,000	394,786
3.500%, 6/15/22§	400,000	396,816
Imperial Brands Finance plc
3.125%, 7/26/24§	500,000	467,562
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	14,925
2.625%, 3/6/23	36,000	35,942
2.875%, 5/1/24	75,000	75,286
3.250%, 11/10/24	150,000	157,673
3.875%, 8/21/42	5,000	5,040
Reynolds American, Inc.
6.875%, 5/1/20	500,000	502,065
4.450%, 6/12/25	219,000	219,556
5.850%, 8/15/45	143,000	150,761

		3,865,197

Total Consumer Staples		14,047,658

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	89,530
Halliburton Co.
3.500%, 8/1/23	3,000	2,822
3.800%, 11/15/25	7,000	6,258
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)	42,003	38,695
7.350%, 12/1/26 PIK§	453	229
7.350%, 12/1/26 PIK(m)	181,068	91,432
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	104,982	84,018
7.720%, 12/1/26 PIK§	518,107	51,163
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/20(y)§	163,662	935
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	50,000	19,604

		384,686

Oil, Gas & Consumable Fuels (1.6%)
Apache Corp.
3.250%, 4/15/22	11,000	7,758
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	15,778
BP Capital Markets America, Inc.
3.245%, 5/6/22	54,000	54,731
3.790%, 2/6/24	30,000	30,110
3.224%, 4/14/24	72,000	69,687
3.410%, 2/11/26	12,000	12,182
3.119%, 5/4/26	75,000	75,559
3.588%, 4/14/27	100,000	102,870
4.234%, 11/6/28	200,000	215,402
BP Capital Markets plc
2.500%, 11/6/22	27,000	26,742
3.814%, 2/10/24	357,000	357,862
3.279%, 9/19/27	50,000	50,391
Cameron LNG LLC
3.302%, 1/15/35§	278,000	239,357
3.402%, 1/15/38§	95,000	74,017
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	43,347
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	180,000	157,950
5.875%, 3/31/25	449,000	371,547
5.125%, 6/30/27	229,000	204,383
3.700%, 11/15/29§	230,000	177,675
Chevron Corp.
2.100%, 5/16/21	56,000	56,214
2.355%, 12/5/22	27,000	27,271
3.191%, 6/24/23(x)	75,000	77,786
2.895%, 3/3/24	150,000	154,589
2.954%, 5/16/26	50,000	52,560
Cimarex Energy Co.
4.375%, 3/15/29(x)	102,000	68,339
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	130,600
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	210,125
Concho Resources, Inc.
4.375%, 1/15/25	50,000	42,648
3.750%, 10/1/27	108,000	92,208
ConocoPhillips Holding Co.
6.950%, 4/15/29	200,000	229,798
Continental Resources, Inc.
4.375%, 1/15/28	20,000	9,250
Diamondback Energy, Inc.
2.875%, 12/1/24(x)	30,000	20,625
3.500%, 12/1/29	333,000	228,937
Ecopetrol SA
5.875%, 9/18/23	75,000	73,800
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.193%, 2/18/22(k)	600,000	557,652
2.900%, 7/15/22	47,000	44,010
3.700%, 7/15/27	50,000	48,366
5.500%, 12/1/46	48,000	50,118
Energen Corp.
4.625%, 9/1/21	50,000	48,625
Energy Transfer Operating LP
5.200%, 2/1/22	54,000	50,730
5.875%, 1/15/24	100,000	95,500
4.050%, 3/15/25(x)	100,000	88,194
2.900%, 5/15/25	600,000	495,529
Energy Transfer Partners LP
5.000%, 10/1/22	50,000	45,567
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	29,854
3.350%, 3/15/23	64,000	63,002
3.700%, 2/15/26	100,000	103,908
2.800%, 1/31/30	30,000	27,128
7.550%, 4/15/38	16,000	19,549
4.200%, 1/31/50	13,000	12,419
EOG Resources, Inc.
4.150%, 1/15/26	20,000	20,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Equinor ASA
3.625%, 9/10/28(x)		$100,000	$105,929
Exxon Mobil Corp.
2.222%, 3/1/21		20,000	19,968
2.397%, 3/6/22		100,000	101,053
2.019%, 8/16/24		50,000	49,993
3.043%, 3/1/26		71,000	74,571
2.275%, 8/16/26		297,000	298,639
Florida Gas Transmission Co. LLC
5.450%, 7/15/20§		500,000	504,685
Husky Energy, Inc.
4.000%, 4/15/24		100,000	84,289
Kinder Morgan Energy Partners LP
5.000%, 10/1/21		45,000	45,234
3.950%, 9/1/22		45,000	44,397
4.250%, 9/1/24		75,000	71,905
Kinder Morgan, Inc.
5.300%, 12/1/34		163,000	157,981
5.550%, 6/1/45		6,000	5,910
Marathon Oil Corp.
2.800%, 11/1/22		36,000	29,747
Marathon Petroleum Corp.
5.125%, 3/1/21		27,000	27,400
5.125%, 12/15/26		100,000	99,750
3.800%, 4/1/28		15,000	12,605
4.750%, 9/15/44		25,000	20,984
5.850%, 12/15/45		25,000	21,826
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		600,000	576,088
MPLX LP
3.500%, 12/1/22§		25,000	24,405
4.000%, 2/15/25		100,000	93,354
4.000%, 3/15/28		200,000	169,992
NGPL PipeCo LLC
4.375%, 8/15/22§		67,000	66,832
7.768%, 12/15/37§		43,000	43,177
Northwest Pipeline LLC
4.000%, 4/1/27		366,000	364,453
Occidental Petroleum Corp.
6.950%, 7/1/24		300,000	172,350
5.550%, 3/15/26		40,000	20,950
3.200%, 8/15/26		600,000	288,000
(Zero Coupon), 10/10/36		375,000	144,375
ONEOK Partners LP
3.375%, 10/1/22		36,000	32,746
ONEOK, Inc.
4.350%, 3/15/29		50,000	42,274
Ovintiv, Inc.
3.900%, 11/15/21		50,000	33,375
Petrobras Global Finance BV
6.125%, 1/17/22		204,000	202,995
Petroleos Mexicanos
6.875%, 8/4/26		50,000	37,875
6.490%, 1/23/27§		50,000	36,875
6.500%, 3/13/27		373,000	274,213
5.350%, 2/12/28(x)		55,000	38,225
6.625%, 6/15/35		13,000	8,697
7.690%, 1/23/50§		250,000	170,000
6.950%, 1/28/60§		22,000	14,850
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.247%, 2/26/21(k)		600,000	558,694
4.300%, 4/1/22		73,000	73,075
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	22,527
Pioneer Natural Resources Co.
3.950%, 7/15/22		36,000	35,310
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	40,250
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		222,975	211,827
Sabine Pass Liquefaction LLC
5.625%, 4/15/23(e)		265,000	257,662
5.750%, 5/15/24		50,000	46,335
5.625%, 3/1/25		835,000	766,208
5.875%, 6/30/26		138,000	123,198
4.200%, 3/15/28		330,000	278,491
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	49,651
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	48,142
6.800%, 5/15/38		50,000	50,820
6.500%, 6/15/38		21,000	21,239
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	98,240
Total Capital International SA
2.750%, 6/19/21		20,000	19,821
2.218%, 7/12/21		163,000	163,336
2.875%, 2/17/22		45,000	44,834
3.700%, 1/15/24		128,000	136,431
3.750%, 4/10/24		117,000	122,789
2.434%, 1/10/25		112,000	113,424
3.455%, 2/19/29		100,000	106,321
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	31,780
4.250%, 5/15/28		120,000	122,308
4.750%, 5/15/38		22,000	23,117
6.100%, 6/1/40		6,000	6,990
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		162,000	177,910
4.000%, 3/15/28		190,000	190,898
4.600%, 3/15/48		50,000	50,132
Valero Energy Corp.
3.400%, 9/15/26(x)		85,000	80,470
4.000%, 4/1/29		65,000	61,718
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	9,399
4.500%, 11/15/23		50,000	47,022
4.300%, 3/4/24		50,000	44,171
4.550%, 6/24/24		25,000	22,130
4.850%, 3/1/48		10,000	9,302
Series A
7.500%, 1/15/31		45,000	47,798

			14,509,704

Total Energy			14,894,390

Financials (11.7%)
Banks (7.7%)
ABN AMRO Bank NV
2.650%, 1/19/21§		235,000	235,030
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21		250,000	252,223
2.625%, 11/9/22		300,000	304,100
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	158,818
Banco Santander Chile
2.700%, 1/10/25§		$500,000	467,812
Banco Santander SA
3.125%, 2/23/23		200,000	193,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.706%, 6/27/24		$200,000	$195,836
3.306%, 6/27/29		200,000	194,920
Bancolombia SA
3.000%, 1/29/25		200,000	178,000
Bank of America Corp.
5.875%, 1/5/21		60,000	62,054
2.625%, 4/19/21		50,000	50,271
5.000%, 5/13/21		2,000	2,040
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21(k)		14,000	13,990
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		320,000	319,804
(ICE LIBOR USD 3 Month + 0.65%), 2.559%, 10/1/21(k)		600,000	576,211
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		210,000	209,726
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)		393,000	397,665
3.300%, 1/11/23		100,000	103,540
(ICE LIBOR USD 3 Month + 1.00%), 2.801%, 4/24/23(k)		400,000	384,888
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		315,000	316,636
(ICE LIBOR USD 3 Month + 0.93%), 2.816%, 7/21/23(k)		20,000	20,175
4.100%, 7/24/23		500,000	533,325
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		2,148,000	2,190,897
4.125%, 1/22/24		62,000	65,907
(ICE LIBOR USD 3 Month + 0.79%), 2.104%, 3/5/24(k)		300,000	281,669
4.000%, 4/1/24		50,000	53,117
4.200%, 8/26/24		127,000	134,582
4.000%, 1/22/25		149,000	155,583
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		150,000	154,546
3.875%, 8/1/25		16,000	17,102
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)		355,000	346,643
4.450%, 3/3/26		134,000	137,575
3.500%, 4/19/26		125,000	132,426
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		121,000	127,048
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		483,000	501,856
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		418,000	431,397
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		158,000	172,723
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)		207,000	211,552
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)		300,000	288,829
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51(k)		263,000	299,660
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		100,000	101,334
Series L
3.950%, 4/21/25		112,000	115,881
Bank of Montreal
2.900%, 3/26/22		136,000	137,662
2.350%, 9/11/22		100,000	101,110
2.550%, 11/6/22		27,000	27,533
2.500%, 6/28/24		64,000	62,953
Series E
3.300%, 2/5/24		111,000	114,738
Bank of Nova Scotia (The)
1.950%, 2/1/23		200,000	199,162
3.400%, 2/11/24		100,000	104,341
4.500%, 12/16/25		100,000	104,811
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.779%, 7/20/23(k)§		600,000	533,390
Barclays Bank plc
7.625%, 11/21/22		900,000	918,450
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 3.844%, 8/10/21(k)		900,000	882,312
(ICE LIBOR USD 3 Month + 1.63%), 3.459%, 1/10/23(k)		600,000	576,786
3.684%, 1/10/23		200,000	200,911
3.650%, 3/16/25		200,000	189,501
3.250%, 2/12/27(m)	GBP	500,000	587,179
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)		$200,000	212,152
BNP Paribas SA
3.500%, 3/1/23§		310,000	311,350
3.250%, 3/3/23		45,000	45,116
3.800%, 1/10/24§		609,000	620,648
(SOFR + 1.51%), 3.052%, 1/13/31(k)§		230,000	213,552
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	102,904
Capital One NA
2.950%, 7/23/21		250,000	250,761
Citibank NA
3.050%, 5/1/20		700,000	700,213
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)		600,000	602,417
Citigroup, Inc.
2.750%, 4/25/22		750,000	754,253
(ICE LIBOR USD 3 Month + 0.96%), 2.754%, 4/25/22(k)		700,000	684,390
2.700%, 10/27/22		50,000	49,636
3.375%, 3/1/23(x)		50,000	50,909
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		75,000	75,175
3.875%, 10/25/23		75,000	77,299
3.750%, 6/16/24		75,000	76,112
4.000%, 8/5/24		50,000	50,302
4.400%, 6/10/25		182,000	191,165
3.400%, 5/1/26		150,000	155,123
4.450%, 9/29/27		238,000	248,804
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		411,000	427,159
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		251,000	259,985
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)		58,000	59,217
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		250,000	266,796
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		150,000	160,140
(SOFR + 1.42%), 2.976%, 11/5/30(k)		50,000	49,344
(SOFR + 3.91%), 4.412%, 3/31/31(k)		215,000	236,216
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,648
2.850%, 7/27/26		100,000	96,638
Comerica, Inc.
4.000%, 2/1/29		50,000	49,965
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.224%, 4/26/21(k)		400,000	373,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.875%, 2/8/22		$91,000	$93,303
2.750%, 1/10/23		250,000	250,507
Credit Agricole SA
3.750%, 4/24/23§		500,000	505,242
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		500,000	502,395
3.800%, 6/9/23		250,000	256,764
4.550%, 4/17/26		250,000	264,763
Danske Bank A/S
5.000%, 1/12/22§		400,000	402,195
5.375%, 1/12/24§		700,000	724,168
Discover Bank
4.200%, 8/8/23		500,000	509,591
4.650%, 9/13/28		410,000	397,727
Fifth Third Bancorp
3.650%, 1/25/24		30,000	30,978
2.375%, 1/28/25		50,000	49,028
Fifth Third Bank
2.250%, 6/14/21		100,000	100,345
1.800%, 1/30/23		250,000	246,201
HSBC Holdings plc
2.950%, 5/25/21		596,000	601,220
4.000%, 3/30/22		91,000	93,276
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	198,775
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25(k)		200,000	192,896
4.300%, 3/8/26		200,000	205,568
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		402,000	407,188
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)		200,000	205,131
Huntington Bancshares, Inc.
3.150%, 3/14/21		100,000	100,380
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	260,478
ING Groep NV
4.100%, 10/2/23		600,000	616,163
3.550%, 4/9/24		200,000	197,913
4.625%, 1/6/26§		250,000	259,964
JPMorgan Chase & Co.
2.550%, 3/1/21		107,000	107,177
4.625%, 5/10/21		348,000	356,967
4.350%, 8/15/21		572,000	587,835
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		200,000	203,244
3.250%, 9/23/22		64,000	66,117
2.972%, 1/15/23		344,000	347,828
3.200%, 1/25/23		54,000	55,655
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		330,000	335,940
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		451,000	456,814
2.700%, 5/18/23		124,000	127,281
3.875%, 2/1/24		100,000	107,165
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)		30,000	31,381
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		354,000	370,485
3.875%, 9/10/24		50,000	52,035
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)		714,000	756,658
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		243,000	252,288
3.900%, 7/15/25		100,000	107,339
2.950%, 10/1/26		100,000	103,373
4.125%, 12/15/26		125,000	128,559
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27(k)		676,000	728,214
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		435,000	462,067
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		497,000	520,621
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)		78,000	81,600
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)		7,000	7,581
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)		15,000	15,922
(SOFR + 1.51%), 2.739%, 10/15/30(k)		200,000	201,094
(SOFR + 3.79%), 4.493%, 3/24/31(k)		51,000	58,975
KeyBank NA
3.300%, 2/1/22		580,000	589,447
2.300%, 9/14/22		250,000	250,214
KeyCorp
4.100%, 4/30/28		23,000	23,954
2.550%, 10/1/29		35,000	31,543
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,672
2.125%, 10/1/24		200,000	202,266
Kreditanstalt fuer Wiederaufbau
2.375%, 3/24/21		295,000	300,295
1.500%, 6/15/21		100,000	101,152
1.750%, 9/15/21		50,000	50,870
2.000%, 11/30/21		150,000	153,612
2.625%, 1/25/22		91,000	94,415
2.500%, 2/15/22		100,000	103,627
2.125%, 6/15/22		100,000	103,424
2.375%, 12/29/22(x)		135,000	141,653
2.125%, 1/17/23		118,000	123,095
1.625%, 2/15/23		375,000	386,256
2.500%, 11/20/24		125,000	135,003
2.875%, 4/3/28		90,000	103,078
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	79,734
1.750%, 7/27/26		75,000	78,595
Series 37
2.500%, 11/15/27(x)		50,000	56,395
Lloyds Bank plc
3.300%, 5/7/21		200,000	201,200
Lloyds Banking Group plc
3.900%, 3/12/24		700,000	716,490
4.500%, 11/4/24		200,000	197,644
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.953%, 3/7/25(k)	AUD	700,000	411,713
4.000%, 3/7/25		800,000	517,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		$200,000	188,601
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	200,605
2.998%, 2/22/22		72,000	71,932
2.623%, 7/18/22		200,000	198,625
2.665%, 7/25/22		50,000	49,710
(ICE LIBOR USD 3 Month + 0.74%), 2.320%, 3/2/23(k)		500,000	468,244
3.455%, 3/2/23		845,000	863,930
3.761%, 7/26/23		380,000	391,743
2.801%, 7/18/24		200,000	200,128
2.193%, 2/25/25		200,000	199,306
3.741%, 3/7/29		100,000	103,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc.
2.632%, 4/12/21§	$200,000	$198,034
2.953%, 2/28/22	635,000	639,591
3.549%, 3/5/23	500,000	503,074
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)	325,000	320,682
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	886,000	859,252
3.663%, 2/28/27	200,000	203,446
(ICE LIBOR USD 3 Month + 1.31%), 2.869%, 9/13/30(k)	260,000	248,206
MUFG Americas Holdings Corp.
3.500%, 6/18/22	45,000	46,575
National Australia Bank Ltd.
1.875%, 7/12/21	250,000	248,066
3.625%, 6/20/23(x)	500,000	513,300
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	25,000	25,829
3.125%, 11/7/23	50,000	54,517
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.142%, 5/17/21(k)§	500,000	498,700
PNC Bank NA
2.625%, 2/17/22	125,000	124,203
4.050%, 7/26/28	250,000	264,936
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	75,000	77,669
Royal Bank of Canada
2.800%, 4/29/22	25,000	25,348
1.950%, 1/17/23	65,000	64,337
2.550%, 7/16/24	25,000	25,242
4.650%, 1/27/26(x)	75,000	79,681
Royal Bank of Scotland Group plc
6.125%, 12/15/22	45,000	46,432
6.100%, 6/10/23	20,000	20,470
3.875%, 9/12/23	700,000	718,703
6.000%, 12/19/23	40,000	40,948
5.125%, 5/28/24	40,000	40,070
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	215,153
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	47,146
4.500%, 7/17/25	50,000	49,175
Santander UK Group Holdings plc
3.125%, 1/8/21	50,000	49,660
2.875%, 8/5/21	744,000	734,787
Santander UK plc
4.000%, 3/13/24	50,000	50,805
2.875%, 6/18/24	200,000	200,063
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	503,230
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.122%, 5/17/21(k)§	500,000	484,977
3.250%, 5/17/21§	500,000	503,981
Societe Generale SA
4.250%, 9/14/23§	500,000	508,725
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.20%), 2.744%, 9/10/22(k)§	600,000	592,902
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§	500,000	502,355
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	100,000	100,111
2.784%, 7/12/22	125,000	125,633
2.778%, 10/18/22	25,000	25,103
2.696%, 7/16/24	211,000	211,439
2.448%, 9/27/24	700,000	687,835
2.348%, 1/15/25	400,000	392,175
3.784%, 3/9/26	100,000	104,926
3.364%, 7/12/27	100,000	100,793
3.352%, 10/18/27(x)	100,000	100,130
3.202%, 9/17/29	50,000	49,564
Svenska Handelsbanken AB
3.350%, 5/24/21	500,000	505,197
3.900%, 11/20/23	250,000	253,250
Toronto-Dominion Bank (The)
1.900%, 12/1/22	50,000	50,039
3.250%, 3/11/24	100,000	105,435
Truist Bank
2.450%, 8/1/22	100,000	100,329
3.200%, 4/1/24	50,000	51,905
2.150%, 12/6/24	250,000	242,788
4.050%, 11/3/25	20,000	21,103
Truist Financial Corp.
2.750%, 4/1/22	200,000	200,402
3.750%, 12/6/23	25,000	26,286
2.850%, 10/26/24	25,000	24,961
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,064,935
US Bancorp
2.950%, 7/15/22	181,000	183,060
3.700%, 1/30/24	75,000	78,870
2.400%, 7/30/24	73,000	72,862
Series V
2.375%, 7/22/26	150,000	147,393
US Bank NA
3.150%, 4/26/21	600,000	605,368
2.850%, 1/23/23	250,000	255,322
Wells Fargo & Co.
2.500%, 3/4/21	7,000	7,026
4.600%, 4/1/21	75,000	76,632
2.100%, 7/26/21	607,000	604,811
(ICE LIBOR USD 3 Month + 0.93%), 2.661%, 2/11/22(k)	400,000	391,795
3.500%, 3/8/22	36,000	36,688
2.625%, 7/22/22	75,000	75,323
3.750%, 1/24/24	50,000	52,781
3.000%, 2/19/25	100,000	102,509
3.550%, 9/29/25	100,000	105,318
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	16,000	15,698
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	765,000	746,898
3.000%, 4/22/26	711,000	731,295
3.000%, 10/23/26	745,000	759,718
4.300%, 7/22/27	100,000	105,499
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	77,379
4.150%, 1/24/29	200,000	215,266
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	85,000	81,117
Series M
3.450%, 2/13/23	54,000	55,711
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21(k)	250,000	250,299
(ICE LIBOR USD 3 Month + 0.51%), 2.312%, 10/22/21(k)	400,000	386,650
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22(k)	600,000	599,697
3.550%, 8/14/23	600,000	628,237
Westpac Banking Corp.
2.100%, 5/13/21	50,000	49,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 1/11/22	$100,000	$100,367
2.500%, 6/28/22	50,000	50,171
3.300%, 2/26/24	100,000	103,758
2.700%, 8/19/26	75,000	74,596

		68,460,552

Capital Markets (1.9%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	52,949
Ares Capital Corp.
3.625%, 1/19/22	50,000	47,155
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	75,094
3.500%, 4/28/23	10,000	10,448
3.450%, 8/11/23	100,000	103,740
2.100%, 10/24/24	100,000	97,665
2.450%, 8/17/26	75,000	74,948
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28(k)	100,000	104,702
Series 0012
3.650%, 2/4/24	50,000	51,543
Series E
(ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20(k)(y)	75,000	62,250
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26(k)(y)	120,000	106,031
BlackRock, Inc.
3.500%, 3/18/24	50,000	52,863
3.250%, 4/30/29	15,000	15,538
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	51,583
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	562,157
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	50,927
3.850%, 5/21/25	50,000	52,651
3.200%, 3/2/27	11,000	10,945
CME Group, Inc.
3.000%, 3/15/25	75,000	77,245
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	600,000	551,879
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	602,409
Deutsche Bank AG
2.700%, 7/13/20	841,000	828,827
(ICE LIBOR USD 3 Month + 0.97%), 2.818%, 7/13/20(k)	400,000	394,674
4.250%, 10/14/21	725,000	686,904
3.300%, 11/16/22	700,000	688,327
3.950%, 2/27/23	400,000	397,526
(SOFR + 2.58%), 3.961%, 11/26/25(k)	700,000	650,161
E*TRADE Financial Corp.
3.800%, 8/24/27	10,000	9,760
4.500%, 6/20/28	25,000	25,902
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 1.941%, 9/15/20(k)	500,000	499,486
5.250%, 7/27/21	132,000	136,757
2.350%, 11/15/21	45,000	44,957
5.750%, 1/24/22	110,000	116,873
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	525,000	527,446
3.200%, 2/23/23	500,000	509,610
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	100,000	99,680
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	200,000	199,176
4.000%, 3/3/24	92,000	96,356
3.850%, 7/8/24	111,000	115,475
3.500%, 1/23/25	207,000	211,670
3.500%, 4/1/25	170,000	173,776
3.750%, 5/22/25	237,000	245,390
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	110,000	111,089
3.750%, 2/25/26	17,000	16,867
(ICE LIBOR USD 3 Month + 1.17%), 2.862%, 5/15/26(k)	145,000	126,699
3.500%, 11/16/26	65,000	66,376
3.850%, 1/26/27	55,000	56,313
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	409,000	418,203
Intercontinental Exchange, Inc.
4.000%, 10/15/23	2,000	2,095
3.750%, 12/1/25	159,000	167,146
3.100%, 9/15/27	4,000	3,989
3.750%, 9/21/28	73,000	77,011
Jefferies Group LLC
5.125%, 1/20/23	18,000	18,318
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	56,500
Series 1
0.000%, 12/30/16(h)	10,200,000	108,885
Moody’s Corp.
3.250%, 6/7/21	25,000	25,026
2.750%, 12/15/21(x)	27,000	26,510
4.875%, 2/15/24	23,000	25,144
3.250%, 1/15/28	79,000	80,345
Morgan Stanley
2.500%, 4/21/21	45,000	44,825
5.500%, 7/28/21	27,000	28,058
2.625%, 11/17/21	80,000	80,300
3.125%, 1/23/23	200,000	204,880
3.750%, 2/25/23	54,000	56,234
4.100%, 5/22/23	27,000	27,588
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	423,000	433,377
(ICE LIBOR USD 3 Month + 1.22%), 2.954%, 5/8/24(k)	101,000	96,518
3.700%, 10/23/24	195,000	202,912
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	15,100
4.000%, 7/23/25	120,000	127,949
3.875%, 1/27/26	65,000	68,757
3.125%, 7/27/26	625,000	643,037
3.625%, 1/20/27	194,000	207,586
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	261,000	268,877
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	28,000	29,512
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	220,000	244,381
(SOFR + 1.14%), 2.699%, 1/22/31(k)	200,000	195,878
(SOFR + 3.12%), 3.622%, 4/1/31(k)	10,000	10,429
Series F
3.875%, 4/29/24	131,000	137,255
Nasdaq, Inc.
3.850%, 6/30/26	100,000	102,929
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	782,804
Northern Trust Corp.
3.150%, 5/3/29	25,000	26,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
State Street Corp.
2.650%, 5/19/26		$50,000	$49,692
(SOFR + 2.65%), 3.152%, 3/30/31(k)§		2,000	2,046
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)		335,000	294,800
TD Ameritrade Holding Corp.
3.750%, 4/1/24(x)		25,000	25,045
3.300%, 4/1/27		30,000	29,125
UBS AG
7.625%, 8/17/22		400,000	407,000
UBS Group AG
2.650%, 2/1/22§		400,000	400,389
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23(k)§		680,000	677,476
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24(k)(y)§		200,000	187,106
4.125%, 9/24/25§		215,000	218,951

			17,186,811

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.500%, 5/26/22		150,000	130,790
4.125%, 7/3/23		150,000	128,669
American Express Co.
3.375%, 5/17/21		8,000	8,094
3.700%, 11/5/21		50,000	51,199
2.500%, 8/1/22		150,000	149,706
3.400%, 2/27/23		35,000	35,925
3.700%, 8/3/23		225,000	233,575
3.400%, 2/22/24		137,000	141,686
2.500%, 7/30/24		161,000	162,157
3.000%, 10/30/24		25,000	25,584
4.200%, 11/6/25		108,000	121,889
3.125%, 5/20/26		138,000	139,190
American Express Credit Corp.
2.250%, 5/5/21		128,000	128,030
2.700%, 3/3/22		13,000	13,099
3.300%, 5/3/27		265,000	272,050
American Honda Finance Corp.
1.950%, 5/20/22		65,000	64,670
3.550%, 1/12/24		25,000	25,769
2.150%, 9/10/24(x)		100,000	96,284
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§		400,000	316,003
2.875%, 2/15/25§		600,000	465,045
Capital One Financial Corp.
3.750%, 4/24/24		69,000	69,190
3.300%, 10/30/24		100,000	98,131
3.800%, 1/31/28		200,000	196,302
Caterpillar Financial Services Corp.
1.700%, 8/9/21(x)		50,000	49,919
3.150%, 9/7/21		80,000	81,435
3.650%, 12/7/23		50,000	53,028
2.850%, 5/17/24		25,000	25,396
2.150%, 11/8/24		50,000	48,168
Discover Financial Services
5.200%, 4/27/22		27,000	27,521
3.950%, 11/6/24		75,000	75,920
4.100%, 2/9/27		40,000	38,244
Ford Motor Credit Co. LLC
2.425%, 6/12/20		400,000	392,000
(ICE LIBOR USD 3 Month + 0.93%), 2.134%, 9/24/20(k)		600,000	573,000
(ICE LIBOR USD 3 Month + 1.08%), 2.843%, 8/3/22(k)		600,000	489,750
3.087%, 1/9/23		600,000	552,000
General Motors Financial Co., Inc.
3.200%, 7/13/20		700,000	697,822
4.200%, 3/1/21		50,000	47,689
4.200%, 11/6/21		100,000	93,403
3.450%, 1/14/22		100,000	93,924
3.450%, 4/10/22		75,000	69,429
3.150%, 6/30/22		10,000	8,917
3.550%, 7/8/22		500,000	464,972
5.100%, 1/17/24		21,000	19,204
3.500%, 11/7/24		50,000	42,066
4.000%, 1/15/25		194,000	166,064
4.350%, 4/9/25		65,000	56,175
5.250%, 3/1/26		50,000	43,892
4.350%, 1/17/27		200,000	162,294
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		500,000	503,525
John Deere Capital Corp.
3.150%, 10/15/21		54,000	54,237
2.700%, 1/6/23		250,000	250,219
2.650%, 6/24/24		25,000	24,648
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	641,807
PACCAR Financial Corp.
2.650%, 5/10/22		25,000	25,968
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		500,000	441,375
Synchrony Financial
4.375%, 3/19/24		76,000	74,785
4.250%, 8/15/24		37,000	35,322
3.700%, 8/4/26		50,000	44,204
Toyota Motor Credit Corp.
1.900%, 4/8/21		100,000	100,527
2.750%, 5/17/21		50,000	50,200
3.400%, 9/15/21		54,000	54,568
1.800%, 10/7/21		50,000	49,373
3.200%, 1/11/27		100,000	103,778
3.375%, 4/1/30		78,000	78,762

			9,978,567

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21		20,000	20,054
3.000%, 2/11/23		75,000	77,904
3.125%, 3/15/26		35,000	37,380
Block Financial LLC
5.500%, 11/1/22		36,000	35,653
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		89,594	87,995
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	400,000	441,503
0.800%, 1/21/22(m)		500,000	538,396
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21(x)		$20,000	20,224
2.850%, 1/27/25		100,000	104,974
NTT Finance Corp.
1.900%, 7/21/21(m)		400,000	387,139
Private Export Funding Corp.
Series II
2.050%, 11/15/22		46,000	47,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Shell International Finance BV
2.375%, 8/21/22	$36,000	$35,921
3.400%, 8/12/23	75,000	78,190
2.875%, 5/10/26	50,000	50,469
2.500%, 9/12/26	55,000	56,463
2.375%, 11/7/29	66,000	65,005
4.375%, 5/11/45	129,000	154,990
4.000%, 5/10/46	25,000	27,344
Voya Financial, Inc.
3.650%, 6/15/26	50,000	50,647

		2,318,025

Insurance (0.5%)
Aflac, Inc.
3.625%, 11/15/24	125,000	132,661
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.450%, 2/12/23(k)§	299,592	283,115
American Financial Group, Inc.
3.500%, 8/15/26	15,000	14,478
American International Group, Inc.
4.875%, 6/1/22	36,000	37,222
3.750%, 7/10/25	500,000	507,734
4.200%, 4/1/28	25,000	25,784
4.250%, 3/15/29	25,000	25,800
Aon Corp.
2.200%, 11/15/22	20,000	19,865
4.500%, 12/15/28	177,000	191,000
3.750%, 5/2/29	270,000	284,734
Aon plc
4.600%, 6/14/44	5,000	5,687
4.750%, 5/15/45	13,000	14,313
Assurant, Inc.
4.200%, 9/27/23	600,000	606,239
Brighthouse Financial, Inc.
3.700%, 6/22/27	50,000	42,702
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	80,262
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	49,684
Hartford Financial Services Group, Inc. (The)
4.300%, 4/15/43	20,000	19,093
3.600%, 8/19/49	12,000	11,269
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 1.248%, 6/11/21(k)§	600,000	576,338
2.375%, 9/15/22§	600,000	589,853
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,324
Loews Corp.
3.750%, 4/1/26	50,000	51,802
Markel Corp.
3.500%, 11/1/27	25,000	24,552
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	30,000	30,219
4.800%, 7/15/21	36,000	37,452
4.050%, 10/15/23	35,000	36,034
3.875%, 3/15/24	149,000	153,885
3.500%, 6/3/24	160,000	162,549
4.375%, 3/15/29	10,000	10,974
MetLife, Inc.
4.721%, 12/15/44(e)	23,000	25,016
Principal Financial Group, Inc.
3.700%, 5/15/29	21,000	21,679
Progressive Corp. (The)
3.750%, 8/23/21	46,000	46,988
Prudential Financial, Inc.
3.500%, 5/15/24	50,000	51,734
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	27,000	25,515
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	70,000	54,600
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	9,228
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	53,421
Sompo International Holdings Ltd.
4.700%, 10/15/22	36,000	37,282
Trinity Acquisition plc
4.400%, 3/15/26	77,000	80,511
Willis North America, Inc.
3.600%, 5/15/24	30,000	30,197
3.875%, 9/15/49	16,000	15,409

		4,492,204

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21	250,000	249,319
4.000%, 9/12/23§	600,000	600,060
2.700%, 10/1/29§	250,000	239,070
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§	600,000	595,974

		1,684,423

Total Financials		104,120,582

Health Care (2.5%)
Biotechnology (0.4%)
AbbVie, Inc.
2.900%, 11/6/22	573,000	579,224
2.300%, 11/21/22§	50,000	49,816
2.600%, 11/21/24§	50,000	50,488
3.600%, 5/14/25	195,000	203,963
3.200%, 5/14/26	97,000	98,793
2.950%, 11/21/26§	500,000	501,717
3.200%, 11/21/29§	540,000	535,079
4.500%, 5/14/35	209,000	232,107
4.700%, 5/14/45	37,000	41,674
4.875%, 11/14/48	30,000	34,890
4.250%, 11/21/49§	20,000	21,622
Amgen, Inc.
2.650%, 5/11/22	100,000	99,769
3.625%, 5/15/22	45,000	45,801
3.625%, 5/22/24	50,000	52,710
2.200%, 2/21/27	32,000	31,634
2.450%, 2/21/30	321,000	314,738
4.400%, 5/1/45	170,000	195,109
Baxalta, Inc.
4.000%, 6/23/25	38,000	39,032
Gilead Sciences, Inc.
4.500%, 4/1/21	54,000	55,016
1.950%, 3/1/22	15,000	14,993
3.500%, 2/1/25	145,000	153,462
3.650%, 3/1/26	125,000	134,784
4.600%, 9/1/35	32,000	41,033
4.800%, 4/1/44	7,000	8,942
4.500%, 2/1/45	45,000	54,622
4.750%, 3/1/46	31,000	39,727

		3,630,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23	$35,000	$36,916
2.950%, 3/15/25	100,000	103,615
3.750%, 11/30/26	207,000	232,798
Baxter International, Inc.
1.700%, 8/15/21	10,000	9,929
Becton Dickinson and Co.
2.894%, 6/6/22	85,000	84,438
3.300%, 3/1/23	70,000	68,978
3.700%, 6/6/27	33,000	32,917
Boston Scientific Corp.
3.375%, 5/15/22	1,000,000	1,013,521
3.450%, 3/1/24	337,000	345,779
3.750%, 3/1/26	100,000	103,981
4.000%, 3/1/29	35,000	36,836
4.550%, 3/1/39	10,000	10,791
Edwards Lifesciences Corp.
4.300%, 6/15/28	21,000	22,203
Medtronic, Inc.
3.150%, 3/15/22	40,000	41,395
3.500%, 3/15/25	45,000	48,186
Stryker Corp.
3.500%, 3/15/26	50,000	51,897
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	200,000	201,167

		2,445,347

Health Care Providers & Services (0.8%)
Aetna, Inc.
2.800%, 6/15/23	100,000	98,533
6.750%, 12/15/37	20,000	27,523
4.500%, 5/15/42	11,000	11,715
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	49,327
Anthem, Inc.
2.950%, 12/1/22	100,000	102,077
3.350%, 12/1/24	24,000	24,258
3.650%, 12/1/27	200,000	206,539
4.101%, 3/1/28	33,000	34,851
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	50,212
3.410%, 6/15/27	75,000	76,080
Centene Corp.
4.750%, 5/15/22	210,000	211,050
CHRISTUS Health
Series C
4.341%, 7/1/28	190,000	212,610
Cigna Corp.
3.400%, 9/17/21	20,000	20,383
3.750%, 7/15/23	43,000	43,799
3.500%, 6/15/24§	34,000	34,210
3.250%, 4/15/25§	108,000	108,051
4.500%, 2/25/26§	27,000	29,045
4.375%, 10/15/28	511,000	543,808
CommonSpirit Health
3.347%, 10/1/29	34,000	33,260
3.817%, 10/1/49	90,000	86,830
4.187%, 10/1/49	35,000	32,538
Cottage Health Obligated Group
Series 2020
3.304%, 11/1/49	22,000	22,606
CVS Health Corp.
3.350%, 3/9/21	85,000	85,449
3.700%, 3/9/23	805,000	838,465
4.000%, 12/5/23	50,000	52,175
3.375%, 8/12/24	75,000	76,270
4.100%, 3/25/25	235,000	248,765
3.875%, 7/20/25	80,000	82,989
4.300%, 3/25/28	140,000	148,294
3.250%, 8/15/29	200,000	197,404
3.750%, 4/1/30	255,000	262,562
4.780%, 3/25/38	48,000	53,132
5.125%, 7/20/45	116,000	132,970
HCA, Inc.
4.750%, 5/1/23	434,000	443,743
5.000%, 3/15/24	379,000	392,644
5.250%, 4/15/25	304,000	316,333
5.250%, 6/15/26	25,000	26,239
4.500%, 2/15/27	20,000	20,679
4.125%, 6/15/29	20,000	20,147
Humana, Inc.
3.850%, 10/1/24	50,000	50,848
4.875%, 4/1/30	50,000	52,942
Laboratory Corp. of America Holdings
3.750%, 8/23/22	20,000	20,303
3.600%, 2/1/25	200,000	203,649
McKesson Corp.
2.700%, 12/15/22	27,000	28,349
2.850%, 3/15/23	36,000	36,566
3.796%, 3/15/24	50,000	51,518
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	29,294
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	10,000	10,321
Sutter Health
Series 2018
3.695%, 8/15/28	12,000	12,562
UnitedHealth Group, Inc.
2.875%, 3/15/23	27,000	27,917
2.375%, 8/15/24	70,000	70,980
3.750%, 7/15/25	587,000	636,954
3.100%, 3/15/26	306,000	322,139
3.450%, 1/15/27	50,000	53,528
2.950%, 10/15/27	100,000	102,853
4.200%, 1/15/47	145,000	167,417

		7,335,705

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	353,000	367,308
2.750%, 9/15/29	65,000	62,582
PerkinElmer, Inc.
3.300%, 9/15/29	15,000	14,077
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	70,000	72,278
2.950%, 9/19/26	30,000	30,144
4.497%, 3/25/30	126,000	141,085

		687,474

Pharmaceuticals (0.9%)
Allergan Finance LLC
3.250%, 10/1/22	548,000	544,803
4.625%, 10/1/42	5,000	5,194
Allergan Funding SCS
3.850%, 6/15/24	7,000	7,021
3.800%, 3/15/25	344,000	351,846
4.550%, 3/15/35	172,000	180,782
AstraZeneca plc
3.125%, 6/12/27	75,000	75,762
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	614,154
2.850%, 4/15/25§	100,000	91,006
4.250%, 12/15/25§	600,000	606,187
Bristol-Myers Squibb Co.
3.950%, 10/15/20§	10,000	10,113
2.875%, 2/19/21§	500,000	505,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/15/21§	$15,000	$15,139
2.600%, 5/16/22§	50,000	51,086
3.550%, 8/15/22§	382,000	396,541
2.750%, 2/15/23§	135,000	137,132
3.250%, 2/20/23§	85,000	87,528
2.900%, 7/26/24§	155,000	158,378
3.875%, 8/15/25§	100,000	107,742
3.200%, 6/15/26§	327,000	348,672
3.900%, 2/20/28§	50,000	55,510
Eli Lilly & Co.
3.375%, 3/15/29	30,000	32,512
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	46,231
2.875%, 6/1/22	100,000	102,299
3.000%, 6/1/24	70,000	72,487
3.375%, 6/1/29	62,000	66,607
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	37,061
3.875%, 5/15/28	95,000	104,633
Johnson & Johnson
2.450%, 12/5/21	25,000	25,136
2.450%, 3/1/26	125,000	133,232
Merck & Co., Inc.
2.400%, 9/15/22	27,000	27,443
2.800%, 5/18/23	62,000	62,956
2.900%, 3/7/24	100,000	104,920
2.750%, 2/10/25	50,000	52,603
3.400%, 3/7/29	185,000	203,610
Mylan NV
3.750%, 12/15/20	50,000	50,480
3.150%, 6/15/21	50,000	49,454
3.950%, 6/15/26	50,000	50,719
Novartis Capital Corp.
2.400%, 5/17/22	100,000	102,449
2.400%, 9/21/22	8,000	7,991
3.400%, 5/6/24	111,000	118,680
2.200%, 8/14/30	30,000	30,735
Pfizer, Inc.
1.950%, 6/3/21	125,000	125,976
3.000%, 6/15/23	5,000	5,193
3.400%, 5/15/24	50,000	52,966
2.750%, 6/3/26	50,000	51,509
3.600%, 9/15/28	25,000	26,992
3.450%, 3/15/29	124,000	136,495
Sanofi
4.000%, 3/29/21	36,000	36,650
3.625%, 6/19/28	25,000	27,923
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	125,000	123,453
2.875%, 9/23/23	110,000	109,348
3.200%, 9/23/26	241,000	244,811
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	50,000	52,516
5.000%, 11/26/28	400,000	443,295
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(x)	600,000	585,938
Wyeth LLC
6.500%, 2/1/34	5,000	7,188
5.950%, 4/1/37	60,000	84,580
Zoetis, Inc.
3.000%, 9/12/27	50,000	49,218

		7,996,602

Total Health Care		22,095,873

Industrials (2.3%)
Aerospace & Defense (0.7%)
Arconic, Inc.
5.400%, 4/15/21	170,000	167,875
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	30,911
3.800%, 10/7/24§	39,000	39,785
3.850%, 12/15/25§	395,000	426,426
Boeing Co. (The)
2.350%, 10/30/21	62,000	58,529
2.700%, 2/1/27	75,000	67,987
3.450%, 11/1/28	25,000	23,000
3.825%, 3/1/59	14,000	11,838
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	30,625
General Dynamics Corp.
3.000%, 5/11/21	100,000	100,826
2.250%, 11/15/22	62,000	61,946
3.750%, 5/15/28	110,000	115,498
4.250%, 4/1/50	28,000	34,909
Huntington Ingalls Industries, Inc.
4.200%, 5/1/30§	171,000	177,022
L3Harris Technologies, Inc.
3.850%, 6/15/23§	85,000	88,679
3.950%, 5/28/24§	29,000	31,514
3.832%, 4/27/25	3,000	3,122
3.850%, 12/15/26§	190,000	204,566
4.400%, 6/15/28	406,000	431,859
4.854%, 4/27/35	2,000	2,460
Lockheed Martin Corp.
3.350%, 9/15/21	45,000	46,451
3.550%, 1/15/26	50,000	53,679
3.600%, 3/1/35	304,000	367,761
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	76,686
2.930%, 1/15/25	368,000	358,391
3.250%, 1/15/28	357,000	346,140
5.250%, 5/1/50	73,000	99,127
Raytheon Co.
7.200%, 8/15/27	27,000	34,212
7.000%, 11/1/28	143,000	190,978
4.200%, 12/15/44	32,000	35,558
Rockwell Collins, Inc.
2.800%, 3/15/22	500,000	505,321
3.200%, 3/15/24	271,000	279,930
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	420,105
Textron, Inc.
3.875%, 3/1/25	500,000	522,961
4.000%, 3/15/26	25,000	25,879
3.650%, 3/15/27	45,000	43,063
3.900%, 9/17/29	268,000	259,804
United Technologies Corp.
3.125%, 5/4/27	100,000	102,127
4.125%, 11/16/28	373,000	408,575
5.400%, 5/1/35	3,000	3,570
4.450%, 11/16/38	32,000	35,983

		6,325,678

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28	100,000	101,506
3.100%, 8/5/29	33,000	30,973
3.875%, 8/1/42	70,000	57,410
4.750%, 11/15/45	10,000	9,431
4.550%, 4/1/46	54,000	50,101
4.400%, 1/15/47	4,000	3,617
United Parcel Service, Inc.
2.050%, 4/1/21	25,000	24,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.500%, 4/1/23		$25,000	$25,263
2.400%, 11/15/26		50,000	50,919
3.400%, 3/15/29		149,000	153,834
2.500%, 9/1/29		65,000	62,328
5.200%, 4/1/40		170,000	208,982

			779,332

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20		500,000	477,500
3.625%, 3/15/22		500,000	461,150

			938,650

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		600,000	604,062
Carrier Global Corp.
2.242%, 2/15/25§		35,000	34,017
2.722%, 2/15/30§		50,000	45,831
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29		50,000	47,656
Johnson Controls International plc
4.625%, 7/2/44(e)		25,000	25,636
5.125%, 9/14/45		3,000	3,320
Masco Corp.
3.500%, 4/1/21		30,000	29,134
4.375%, 4/1/26		20,000	20,636
Owens Corning
3.950%, 8/15/29		112,000	104,878
4.300%, 7/15/47		26,000	20,532

			935,702

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27		100,000	97,838
RELX Capital, Inc.
3.500%, 3/16/23		430,000	447,685
4.000%, 3/18/29		188,000	196,057
Republic Services, Inc.
5.250%, 11/15/21		36,000	37,353
4.750%, 5/15/23		175,000	184,681
2.500%, 8/15/24		100,000	100,815
2.900%, 7/1/26		26,000	26,407
3.375%, 11/15/27		75,000	75,274
3.950%, 5/15/28		239,000	256,139
Waste Management, Inc.
2.900%, 9/15/22		36,000	36,073
2.950%, 6/15/24		276,000	272,438
3.150%, 11/15/27		50,000	50,966
4.000%, 7/15/39		199,000	214,292

			1,996,018

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		36,000	36,279
Eaton Corp.
2.750%, 11/2/22		45,000	44,952
Rockwell Automation, Inc.
2.875%, 3/1/25		75,000	76,145

			157,376

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23(x)		50,000	49,558
3.250%, 2/14/24		25,000	26,340
2.875%, 10/15/27		75,000	76,239
3.375%, 3/1/29		10,000	10,619
General Electric Co.
0.375%, 5/17/22	EUR	400,000	422,186
3.150%, 9/7/22		$54,000	53,398
2.700%, 10/9/22		64,000	62,986
3.100%, 1/9/23		75,000	74,669
5.875%, 1/14/38		93,000	109,843
6.875%, 1/10/39		59,000	73,929
Honeywell International, Inc.
4.250%, 3/1/21		45,000	45,469
2.300%, 8/15/24		100,000	99,521
2.700%, 8/15/29		156,000	153,579
Roper Technologies, Inc.
2.800%, 12/15/21		100,000	97,995
3.800%, 12/15/26		30,000	31,667

			1,387,998

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24		35,000	35,871
CNH Industrial Capital LLC
4.375%, 11/6/20		180,000	180,795
4.875%, 4/1/21		10,000	10,201
3.875%, 10/15/21		5,000	5,112
4.375%, 4/5/22		10,000	10,430
Deere & Co.
2.600%, 6/8/22		91,000	90,090
Dover Corp.
3.150%, 11/15/25		50,000	51,944
Illinois Tool Works, Inc.
2.650%, 11/15/26		50,000	49,209
Kennametal, Inc.
3.875%, 2/15/22		27,000	27,418
Otis Worldwide Corp.
2.056%, 4/5/25§		63,000	59,980
Parker-Hannifin Corp.
3.250%, 3/1/27		100,000	98,349
3.250%, 6/14/29		74,000	73,416
Stanley Black & Decker, Inc.
2.900%, 11/1/22		36,000	35,936

			728,751

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22		36,000	36,073
2.600%, 12/1/24		50,000	46,892
Thomson Reuters Corp.
3.350%, 5/15/26		30,000	29,806
Verisk Analytics, Inc.
4.125%, 3/15/29		25,000	27,103

			139,874

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24		50,000	52,360
6.150%, 5/1/37		10,000	12,754
5.750%, 5/1/40		70,000	91,358
4.400%, 3/15/42		2,000	2,193
Canadian Pacific Railway Co.
2.050%, 3/5/30		54,000	50,253
CSX Corp.
3.700%, 11/1/23		50,000	51,621
4.250%, 3/15/29		95,000	106,286
6.150%, 5/1/37		5,000	6,235
4.300%, 3/1/48		148,000	157,958
4.750%, 11/15/48		12,000	13,173
4.250%, 11/1/66		87,000	78,389
DAE Funding LLC
4.000%, 8/1/20§		700,000	678,496
ERAC USA Finance LLC
2.600%, 12/1/21§		400,000	397,513
Norfolk Southern Corp.
3.650%, 8/1/25		119,000	118,842
2.900%, 6/15/26		98,000	98,130
3.800%, 8/1/28		25,000	26,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 11/1/29	$11,000	$10,648
4.837%, 10/1/41	15,000	17,477
3.942%, 11/1/47	2,000	2,082
4.100%, 5/15/49	20,000	21,373
3.400%, 11/1/49	82,000	79,696
4.050%, 8/15/52	44,000	47,748
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	459,017
Ryder System, Inc.
2.500%, 9/1/22	20,000	19,874
3.750%, 6/9/23	116,000	115,807
3.650%, 3/18/24	25,000	25,055
Union Pacific Corp.
2.750%, 4/15/23	62,000	62,418
3.150%, 3/1/24	5,000	5,076
3.250%, 8/15/25	100,000	101,724
2.750%, 3/1/26	67,000	65,706
4.375%, 9/10/38	157,000	174,290
3.250%, 2/5/50	35,000	34,970
3.950%, 8/15/59	61,000	60,732
3.839%, 3/20/60§	82,000	87,358
3.750%, 2/5/70	182,000	194,588

		3,527,331

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.500%, 1/15/22	30,000	27,467
3.000%, 9/15/23	50,000	42,562
3.750%, 6/1/26	100,000	80,542
3.000%, 2/1/30	50,000	37,480
Aircastle Ltd.
5.125%, 3/15/21	610,000	599,326
5.500%, 2/15/22	10,000	9,316
5.000%, 4/1/23	10,000	9,786
4.125%, 5/1/24	10,000	8,724
Aviation Capital Group LLC
2.875%, 1/20/22§	500,000	458,909
4.875%, 10/1/25§	600,000	529,082
3.500%, 11/1/27§	700,000	551,023
BOC Aviation Ltd.
2.750%, 9/18/22§	100,000	101,792
3.500%, 10/10/24§	400,000	415,976
GATX Corp.
3.250%, 9/15/26	50,000	52,386
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	502,520
United Rentals North America, Inc.
3.875%, 11/15/27	120,000	114,000

		3,540,891

Total Industrials		20,457,601

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	100,000	100,550
2.500%, 9/20/26	50,000	52,156
Juniper Networks, Inc.
4.500%, 3/15/24	23,000	22,746
Motorola Solutions, Inc.
4.600%, 2/23/28	52,000	53,096
4.600%, 5/23/29	265,000	263,178
5.500%, 9/1/44	103,000	101,606

		593,332

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,255
Arrow Electronics, Inc.
3.500%, 4/1/22	500,000	493,237
3.250%, 9/8/24	50,000	46,745
Corning, Inc.
3.700%, 11/15/23	10,000	10,907
4.375%, 11/15/57	93,000	93,854
Jabil, Inc.
3.950%, 1/12/28	100,000	93,665
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	80,336
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	19,655
3.125%, 8/15/27	17,000	17,659

		905,313

IT Services (0.4%)
Fidelity National Information Services, Inc.
3.000%, 8/15/26	108,000	109,095
3.750%, 5/21/29	46,000	50,037
Fiserv, Inc.
4.750%, 6/15/21	10,000	10,144
3.800%, 10/1/23	25,000	25,981
2.750%, 7/1/24	100,000	98,709
3.850%, 6/1/25	41,000	42,314
3.200%, 7/1/26	374,000	383,015
4.200%, 10/1/28	50,000	54,132
3.500%, 7/1/29	238,000	248,128
Global Payments, Inc.
3.800%, 4/1/21	74,000	74,398
3.750%, 6/1/23	40,000	39,711
4.000%, 6/1/23	50,000	52,208
4.800%, 4/1/26	67,000	70,171
3.200%, 8/15/29	100,000	97,999
IBM Credit LLC
3.000%, 2/6/23	100,000	103,288
International Business Machines Corp.
2.500%, 1/27/22	100,000	101,756
1.875%, 8/1/22	91,000	91,182
3.000%, 5/15/24	100,000	105,969
3.450%, 2/19/26(x)	100,000	106,177
3.300%, 5/15/26	497,000	531,407
3.500%, 5/15/29	100,000	107,754
Mastercard, Inc.
2.000%, 3/3/25	50,000	50,793
2.950%, 11/21/26	50,000	52,602
3.300%, 3/26/27	65,000	70,834
2.950%, 6/1/29	110,000	116,330
3.350%, 3/26/30	77,000	85,298
3.850%, 3/26/50	4,000	4,905
PayPal Holdings, Inc.
2.650%, 10/1/26	652,000	637,208
Visa, Inc.
3.150%, 12/14/25	192,000	209,204
2.050%, 4/15/30	65,000	65,006
2.700%, 4/15/40	79,000	78,551
Western Union Co. (The)
4.250%, 6/9/23(x)	25,000	25,731

		3,900,037

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.
3.500%, 12/5/26	15,000	15,157
Applied Materials, Inc.
5.100%, 10/1/35	14,000	18,610
4.350%, 4/1/47	21,000	26,212
Broadcom Corp.
3.000%, 1/15/22	100,000	98,880
3.875%, 1/15/27	979,000	930,484
Broadcom, Inc.
3.125%, 4/15/21§	50,000	49,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.125%, 10/15/22§	$25,000	$24,521
3.625%, 10/15/24§	600,000	588,864
4.250%, 4/15/26§	225,000	223,900
4.750%, 4/15/29§	100,000	100,575
Intel Corp.
2.350%, 5/11/22(x)	100,000	101,919
2.700%, 12/15/22	45,000	46,523
3.700%, 7/29/25	100,000	108,671
2.450%, 11/15/29	20,000	20,239
KLA Corp.
4.650%, 11/1/24	50,000	51,967
4.100%, 3/15/29	149,000	161,245
3.300%, 3/1/50	297,000	278,284
Lam Research Corp.
2.800%, 6/15/21	151,000	151,332
3.750%, 3/15/26	261,000	276,613
4.000%, 3/15/29	30,000	33,107
4.875%, 3/15/49	66,000	85,133
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,174
Microchip Technology, Inc.
3.922%, 6/1/21	600,000	588,039
Micron Technology, Inc.
4.640%, 2/6/24	10,000	10,167
4.975%, 2/6/26	500,000	505,670
4.185%, 2/15/27	25,000	24,740
NVIDIA Corp.
3.200%, 9/16/26	376,000	401,107
2.850%, 4/1/30	115,000	119,956
3.500%, 4/1/50(x)	86,000	93,713
3.700%, 4/1/60	32,000	36,128
NXP BV
4.125%, 6/1/21§	510,000	514,595
4.625%, 6/15/22§	700,000	700,704
4.625%, 6/1/23§	200,000	202,820
3.875%, 6/18/26§	100,000	95,980
5.550%, 12/1/28§	35,000	38,656
4.300%, 6/18/29§	139,000	140,681
QUALCOMM, Inc.
2.600%, 1/30/23	50,000	50,963
3.250%, 5/20/27	75,000	79,006
4.800%, 5/20/45	41,000	52,667
4.300%, 5/20/47	33,000	39,005
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,867
2.250%, 9/4/29	30,000	29,998
Xilinx, Inc.
2.950%, 6/1/24	50,000	50,118

		7,206,716

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	30,000	30,075
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,716
3.500%, 6/15/27	324,000	333,308
CA, Inc.
3.600%, 8/15/22	100,000	99,375
Microsoft Corp.
1.550%, 8/8/21	75,000	75,490
2.375%, 2/12/22	75,000	77,215
2.375%, 5/1/23	102,000	106,212
2.700%, 2/12/25	75,000	79,990
2.400%, 8/8/26	100,000	106,192
3.300%, 2/6/27	100,000	110,847
3.500%, 2/12/35	30,000	35,274
4.200%, 11/3/35	29,000	36,253
3.450%, 8/8/36	142,000	158,345
4.875%, 12/15/43	5,000	6,882
3.750%, 2/12/45	74,000	88,571
4.250%, 2/6/47	34,000	43,999
Oracle Corp.
1.900%, 9/15/21	770,000	772,894
2.500%, 10/15/22	73,000	74,571
2.625%, 2/15/23	70,000	71,897
3.400%, 7/8/24	75,000	79,885
2.950%, 11/15/24	75,000	77,995
2.950%, 5/15/25	100,000	103,436
2.650%, 7/15/26	155,000	158,948
3.900%, 5/15/35	190,000	204,060
3.850%, 7/15/36	40,000	41,341
3.800%, 11/15/37	6,000	6,190
3.600%, 4/1/40	245,000	245,024
5.375%, 7/15/40	66,000	80,871
3.600%, 4/1/50	491,000	491,012
VMware, Inc.
2.300%, 8/21/20	500,000	498,277
3.900%, 8/21/27	100,000	99,773

		4,430,918

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.150%, 2/9/22	100,000	102,301
2.400%, 5/3/23	136,000	141,838
2.850%, 5/11/24	200,000	211,160
3.250%, 2/23/26	110,000	119,287
3.350%, 2/9/27	50,000	54,620
2.900%, 9/12/27	150,000	160,156
3.850%, 5/4/43	132,000	155,802
4.250%, 2/9/47	11,000	13,944
Dell International LLC
4.420%, 6/15/21§	550,000	553,030
5.450%, 6/15/23§	660,000	671,455
6.020%, 6/15/26§	361,000	372,477
4.900%, 10/1/26§	16,000	15,813
5.300%, 10/1/29§	200,000	194,504
8.100%, 7/15/36§	110,000	124,824
8.350%, 7/15/46§	5,000	5,868
EMC Corp.
2.650%, 6/1/20	148,000	146,520
Hewlett Packard Enterprise Co.
4.400%, 10/15/22(e)	10,000	10,234
4.900%, 10/15/25(e)	50,000	51,178
6.350%, 10/15/45(e)	26,000	30,541
HP, Inc.
6.000%, 9/15/41	20,000	21,245
Seagate HDD Cayman
4.250%, 3/1/22(x)	136,000	136,091
5.750%, 12/1/34	20,000	17,895

		3,310,783

Total Information Technology		20,347,099

Materials (0.5%)
Chemicals (0.4%)
Albemarle Corp.
4.150%, 12/1/24	100,000	104,873
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	10,494
4.625%, 11/15/22	10,000	10,712
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	57,165
3.500%, 10/1/24	75,000	75,112
4.550%, 11/30/25	52,000	54,374
3.625%, 5/15/26	86,000	83,952
4.375%, 11/15/42	140,000	135,174
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	99,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
4.493%, 11/15/25		$339,000	$370,844
Eastman Chemical Co.
3.600%, 8/15/22		45,000	45,593
Ecolab, Inc.
4.350%, 12/8/21		36,000	37,300
International Flavors & Fragrances, Inc.
3.400%, 9/25/20(x)		500,000	502,009
LYB International Finance BV
4.000%, 7/15/23		36,000	36,513
4.875%, 3/15/44		67,000	71,923
LYB International Finance II BV
3.500%, 3/2/27		100,000	97,886
Methanex Corp.
5.250%, 12/15/29		80,000	59,973
Mosaic Co. (The)
3.250%, 11/15/22		50,000	51,041
Nutrien Ltd.
3.150%, 10/1/22		36,000	37,194
PPG Industries, Inc.
2.800%, 8/15/29		100,000	96,839
Praxair, Inc.
2.700%, 2/21/23		36,000	36,713
RPM International, Inc.
4.550%, 3/1/29		25,000	25,809
4.250%, 1/15/48		6,000	5,581
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	74,267
2.950%, 8/15/29		80,000	78,373
4.000%, 12/15/42		25,000	23,737
3.300%, 5/15/50		2,000	1,880
Syngenta Finance NV
3.698%, 4/24/20§		600,000	598,800
4.441%, 4/24/23§		400,000	375,864

			3,259,988

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
Series CB
2.500%, 3/15/30		35,000	31,247

Containers & Packaging (0.0%)
International Paper Co.
5.000%, 9/15/35		40,000	46,027
6.000%, 11/15/41		26,000	28,962
4.800%, 6/15/44		14,000	14,095
4.400%, 8/15/47		16,000	16,024
4.350%, 8/15/48		10,000	9,789
Packaging Corp. of America
3.400%, 12/15/27		35,000	35,667
WRKCo., Inc.
4.000%, 3/15/28		50,000	50,372

			200,936

Metals & Mining (0.1%)
ArcelorMittal SA
3.600%, 7/16/24		221,000	197,740
6.125%, 6/1/25		13,000	13,033
4.550%, 3/11/26		34,000	31,025
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		27,000	27,351
Newmont Corp.
3.625%, 6/9/21		35,000	34,886
2.800%, 10/1/29		69,000	63,811
2.250%, 10/1/30		34,000	31,649
Nucor Corp.
3.950%, 5/1/28		90,000	89,806
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		36,000	36,358
Steel Dynamics, Inc.
5.500%, 10/1/24		93,000	89,250
3.450%, 4/15/30		47,000	42,543
Teck Resources Ltd.
6.000%, 8/15/40		3,000	2,506

			659,958

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27		25,000	24,000
Georgia-Pacific LLC
5.400%, 11/1/20§		140,000	143,506
3.734%, 7/15/23§		189,000	196,193
3.600%, 3/1/25§		25,000	26,026
7.375%, 12/1/25		112,000	140,960
7.750%, 11/15/29		20,000	28,173
8.875%, 5/15/31		21,000	32,773

			591,631

Total Materials			4,743,760

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		525,000	515,071
3.800%, 4/15/26		50,000	49,203
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	49,686
American Tower Corp. (REIT)
3.450%, 9/15/21		500,000	498,059
2.250%, 1/15/22		50,000	48,735
3.000%, 6/15/23		50,000	49,061
5.000%, 2/15/24		50,000	51,872
3.375%, 5/15/24		700,000	698,995
2.400%, 3/15/25		700,000	690,474
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	51,823
3.300%, 6/1/29		15,000	14,890
2.300%, 3/1/30		700,000	658,548
Boston Properties LP (REIT)
3.200%, 1/15/25		100,000	98,308
2.750%, 10/1/26		50,000	47,520
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	515,752
3.950%, 11/15/27		25,000	23,571
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	455,117
3.850%, 2/1/25		100,000	98,068
3.900%, 3/15/27		500,000	493,697
Camden Property Trust (REIT)
4.100%, 10/15/28		10,000	10,279
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		149,000	149,215
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	108,986
Crown Castle International Corp. (REIT)
5.250%, 1/15/23		400,000	415,216
3.150%, 7/15/23		50,000	48,428
3.700%, 6/15/26		500,000	511,767
3.650%, 9/1/27		50,000	49,653
CyrusOne LP (REIT)
1.450%, 1/22/27	EUR	500,000	480,657
Digital Realty Trust LP (REIT)
3.625%, 10/1/22		$27,000	28,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Duke Realty LP (REIT)
3.250%, 6/30/26		$30,000	$29,949
EPR Properties (REIT)
4.500%, 4/1/25		500,000	518,652
Equinix, Inc. (REIT)
5.875%, 1/15/26		30,000	29,925
5.375%, 5/15/27		20,000	19,900
3.200%, 11/18/29		25,000	22,813
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	75,697
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	25,956
4.000%, 3/1/29		25,000	25,502
GLP Capital LP (REIT)
5.375%, 11/1/23		10,000	9,083
3.350%, 9/1/24		100,000	88,250
5.250%, 6/1/25		410,000	379,250
5.375%, 4/15/26		15,000	13,387
5.750%, 6/1/28		10,000	8,650
Healthpeak Properties, Inc. (REIT)
3.150%, 8/1/22		36,000	36,808
4.250%, 11/15/23		33,000	31,639
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23		36,000	32,912
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	26,523
4.375%, 10/1/25		1,000,000	1,073,800
Kimco Realty Corp. (REIT)
3.200%, 5/1/21		25,000	25,329
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	22,814
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	51,312
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	626,035
Office Properties Income Trust (REIT)
4.500%, 2/1/25(x)		100,000	91,701
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		400,000	396,547
4.500%, 1/15/25		500,000	509,520
Prologis LP (REIT)
4.250%, 8/15/23		50,000	50,778
Public Storage (REIT)
3.094%, 9/15/27		600,000	584,587
3.385%, 5/1/29		15,000	14,901
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	100,251
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	23,250
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	507,357
3.900%, 10/15/29		25,000	22,188
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	379,856
4.950%, 2/15/27		70,000	62,201
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	49,493
3.300%, 1/15/26		75,000	74,440
3.375%, 6/15/27		75,000	72,854
2.450%, 9/13/29		600,000	539,036
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,547
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	269,746
3.400%, 1/15/30		200,000	173,035
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	102,447
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	541,930
Ventas Realty LP (REIT)
3.250%, 8/15/22		$36,000	37,283
3.500%, 4/15/24		25,000	24,904
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	9,812
4.625%, 11/1/25		500,000	481,296
4.875%, 6/1/26		10,000	9,844
Washington REIT (REIT)
3.950%, 10/15/22		36,000	37,484
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	492,619
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	20,076
4.000%, 6/1/25		100,000	109,756
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	56,709
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	48,294

			16,004,935

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	431,647
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	515,813

			947,460

Total Real Estate			16,952,395

Utilities (1.9%)
Electric Utilities (1.7%)
AEP Texas, Inc.
3.950%, 6/1/28		145,000	151,904
Series G
4.150%, 5/1/49		11,000	11,566
Series H
3.450%, 1/15/50		36,000	33,500
AEP Transmission Co. LLC
3.750%, 12/1/47		10,000	10,065
4.250%, 9/15/48		31,000	32,673
3.800%, 6/15/49		80,000	88,343
3.150%, 9/15/49		40,000	36,260
Series M
3.650%, 4/1/50		15,000	15,450
Alabama Power Co.
6.000%, 3/1/39		3,000	3,912
3.750%, 3/1/45		84,000	86,860
3.450%, 10/1/49		55,000	56,298
Series 13-A
3.550%, 12/1/23		15,000	15,646
Series A
4.300%, 7/15/48		26,000	31,067
Series B
3.700%, 12/1/47		32,000	32,995
American Electric Power Co., Inc.
3.200%, 11/13/27		25,000	25,403
2.300%, 3/1/30		25,000	23,321
Series I
3.650%, 12/1/21		15,000	15,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Avangrid, Inc.
3.150%, 12/1/24	$25,000	$25,860
3.800%, 6/1/29	700,000	799,342
Baltimore Gas & Electric Co.
3.500%, 8/15/46	67,000	66,280
3.750%, 8/15/47	33,000	37,054
4.250%, 9/15/48	10,000	11,210
3.200%, 9/15/49	68,000	62,829
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	30,000	33,569
Dayton Power & Light Co. (The)
3.950%, 6/15/49§	84,000	86,478
DTE Electric Co.
2.650%, 6/15/22	45,000	45,504
3.950%, 3/1/49	10,000	12,220
Series A
4.050%, 5/15/48	90,000	100,833
Duke Energy Carolinas LLC
2.500%, 3/15/23	50,000	50,080
3.050%, 3/15/23	15,000	15,257
3.950%, 11/15/28	21,000	23,108
2.450%, 8/15/29(x)	118,000	117,384
2.450%, 2/1/30	98,000	97,842
4.000%, 9/30/42	20,000	22,508
3.750%, 6/1/45	24,000	25,362
3.875%, 3/15/46	30,000	33,309
3.700%, 12/1/47	40,000	44,336
3.200%, 8/15/49	24,000	23,760
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.204%, 5/14/21(k)§	500,000	494,778
3.050%, 8/15/22	400,000	402,188
3.750%, 4/15/24	300,000	308,682
2.650%, 9/1/26	75,000	74,508
3.400%, 6/15/29	30,000	30,990
Duke Energy Florida LLC
3.800%, 7/15/28	45,000	48,271
2.500%, 12/1/29	220,000	217,941
6.400%, 6/15/38	47,000	68,102
3.400%, 10/1/46	30,000	30,887
4.200%, 7/15/48	40,000	45,926
Duke Energy Ohio, Inc.
3.650%, 2/1/29	186,000	198,154
Duke Energy Progress LLC
3.000%, 9/15/21	25,000	25,098
3.250%, 8/15/25	153,000	164,906
3.700%, 9/1/28	145,000	154,720
3.450%, 3/15/29	170,000	177,597
4.100%, 5/15/42	10,000	11,251
4.100%, 3/15/43	35,000	37,207
4.200%, 8/15/45	30,000	34,040
Edison International
2.400%, 9/15/22	11,000	10,972
3.125%, 11/15/22	7,000	6,811
3.550%, 11/15/24	400,000	398,909
Electricite de France SA
2.350%, 10/13/20§	500,000	499,774
Emera US Finance LP
3.550%, 6/15/26	50,000	48,038
Enel Finance International NV
4.250%, 9/14/23§	500,000	513,326
Entergy Arkansas LLC
3.750%, 2/15/21	870,000	881,393
Entergy Corp.
2.950%, 9/1/26	2,000	2,017
Entergy Louisiana LLC
5.400%, 11/1/24	20,000	22,767
4.200%, 9/1/48	112,000	130,077
2.900%, 3/15/51	4,000	3,389
Evergy, Inc.
2.450%, 9/15/24	35,000	34,283
Eversource Energy
Series M
3.300%, 1/15/28	150,000	155,743
Exelon Corp.
3.950%, 6/15/25	75,000	80,174
5.625%, 6/15/35	11,000	12,678
FirstEnergy Corp.
2.050%, 3/1/25	22,000	22,057
2.650%, 3/1/30	66,000	61,594
Series B
4.250%, 3/15/23	15,000	14,788
3.900%, 7/15/27	100,000	101,581
Series C
3.400%, 3/1/50	68,000	66,548
FirstEnergy Transmission LLC
4.350%, 1/15/25§	231,000	245,997
4.550%, 4/1/49§	84,000	89,614
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.137%, 5/6/22(k)	503,000	478,038
3.250%, 6/1/24	41,000	42,112
2.850%, 4/1/25	44,000	45,807
3.950%, 3/1/48	40,000	44,851
3.150%, 10/1/49	165,000	171,146
Fortis, Inc.
3.055%, 10/4/26	75,000	72,327
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	26,157
ITC Holdings Corp.
3.350%, 11/15/27	25,000	24,509
MidAmerican Energy Co.
3.650%, 4/15/29	215,000	232,714
4.250%, 7/15/49	44,000	50,963
3.150%, 4/15/50	50,000	49,111
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	2,000	2,123
NextEra Energy Capital Holdings, Inc.
2.403%, 9/1/21	50,000	49,963
2.900%, 4/1/22	600,000	601,157
1.950%, 9/1/22	700,000	685,378
2.800%, 1/15/23	75,000	74,628
3.625%, 6/15/23	50,000	49,043
3.550%, 5/1/27	25,000	24,691
2.750%, 11/1/29	600,000	581,169
Northern States Power Co.
3.400%, 8/15/42	70,000	73,486
4.000%, 8/15/45	32,000	36,653
2.900%, 3/1/50	54,000	50,776
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,451
3.200%, 5/15/27	18,000	18,515
3.250%, 5/15/29	10,000	10,254
Ohio Power Co.
4.000%, 6/1/49	48,000	50,185
Series G
6.600%, 2/15/33	50,000	54,461
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	110,000	118,584
4.550%, 12/1/41	9,000	10,728
3.800%, 6/1/49	39,000	45,791
3.100%, 9/15/49	62,000	59,652
PECO Energy Co.
1.700%, 9/15/21	100,000	99,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
PPL Capital Funding, Inc.
3.100%, 5/15/26		$50,000	$52,569
Public Service Electric & Gas Co.
2.375%, 5/15/23		10,000	10,111
3.050%, 11/15/24		50,000	48,798
3.000%, 5/15/25		4,000	3,946
3.650%, 9/1/28		90,000	97,307
3.200%, 5/15/29		107,000	112,254
Southern California Edison Co.
2.850%, 8/1/29		40,000	38,886
2.250%, 6/1/30		63,000	58,328
Series C
3.500%, 10/1/23		50,000	52,832
Series D
3.400%, 6/1/23		25,000	26,338
Southern Co. (The)
2.750%, 6/15/20		80,000	80,010
2.350%, 7/1/21		650,000	648,592
2.950%, 7/1/23		25,000	24,478
3.250%, 7/1/26		100,000	100,413
Tampa Electric Co.
4.300%, 6/15/48		15,000	16,866
4.450%, 6/15/49		59,000	65,139
3.625%, 6/15/50		5,000	5,096
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§		327,000	344,334
Virginia Electric & Power Co.
3.300%, 12/1/49		48,000	47,256
Series A
3.500%, 3/15/27		69,000	71,975
Series B
4.200%, 5/15/45		59,000	58,079
Series C
2.750%, 3/15/23		186,000	185,822
4.000%, 11/15/46		5,000	5,411
Vistra Operations Co. LLC
4.300%, 7/15/29§		193,000	170,932
Wisconsin Electric Power Co.
2.950%, 9/15/21		45,000	45,618
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	75,242
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	103,282

			14,862,472

Gas Utilities (0.1%)
Atmos Energy Corp.
3.375%, 9/15/49		35,000	34,181
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		500,000	508,171
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		100,000	99,685
4.800%, 11/1/43		25,000	24,410
4.600%, 12/15/44		12,000	11,583
National Fuel Gas Co.
3.950%, 9/15/27		50,000	38,261
Piedmont Natural Gas Co., Inc.
3.640%, 11/1/46		9,000	8,235
Southern California Gas Co.
Series XX
2.550%, 2/1/30		200,000	199,637

			924,163

Multi-Utilities (0.1%)
Ameren Illinois Co.
3.800%, 5/15/28		50,000	54,098
3.250%, 3/15/50		70,000	70,318
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	52,207
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	24,321
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,831
Consumers Energy Co.
3.375%, 8/15/23		87,000	89,463
3.800%, 11/15/28		3,000	3,375
4.050%, 5/15/48		40,000	45,057
3.750%, 2/15/50		59,000	57,323
3.100%, 8/15/50		80,000	82,529
3.500%, 8/1/51		50,000	54,441
Dominion Energy, Inc.
4.104%, 4/1/21(e)		40,000	40,088
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	41,500
Series B
2.750%, 9/15/22		45,000	44,858
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	19,915
Series D
3.700%, 8/1/23		25,000	25,605
NiSource, Inc.
2.650%, 11/17/22		20,000	19,797
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 1.190%, 3/15/21(k)		600,000	514,659
2.875%, 10/1/22		32,000	31,763
2.900%, 2/1/23		100,000	99,541
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	45,855

			1,441,544

Total Utilities			17,228,179

Total Corporate Bonds			262,890,922

Foreign Government Securities (1.6%)
Argentine Republic
(ARLLMONP + 0.00%), 53.428%, 6/21/20(k)(r)	ARS	800,000	4,950
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 42.366%, 4/3/22(k)(r)		100,000	620
Bonos and Obligaciones del Estado
0.600%, 10/31/29(m)	EUR	1,400,000	1,540,046
1.850%, 7/30/35(m)		700,000	862,064
Bonos de la Tesoreria
6.150%, 8/12/32(m)	PEN	2,700,000	846,824
Canada Government Bond
2.000%, 11/15/22		$100,000	103,433
1.625%, 1/22/25		100,000	104,598
Export Development Canada
1.500%, 5/26/21		100,000	101,199
2.750%, 3/15/23		50,000	53,166
Export-Import Bank of Korea
2.750%, 1/25/22		100,000	102,656
Hungary Government Bond
6.375%, 3/29/21		200,000	207,375
5.375%, 3/25/24		160,000	176,700
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	209,148
2.375%, 4/20/26		200,000	217,022
2.250%, 11/4/26		50,000	52,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
3.500%, 10/31/28		$200,000	$241,039
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	665,442
Mex Bonos Desarr Fix Rt
8.000%, 9/5/24	MXN	1,045,000	46,653
10.000%, 12/5/24		17,623,000	844,795
Oriental Republic of Uruguay
4.375%, 10/27/27		$162,625	175,178
5.100%, 6/18/50		40,000	45,587
Province of Alberta
2.200%, 7/26/22		100,000	103,896
3.350%, 11/1/23		150,000	163,608
Province of British Columbia
2.000%, 10/23/22		50,000	51,787
1.750%, 9/27/24		15,000	15,597
Province of New Brunswick
2.500%, 12/12/22		25,000	26,235
Province of Ontario
2.450%, 6/29/22		45,000	46,462
2.200%, 10/3/22		100,000	102,892
3.400%, 10/17/23		200,000	217,020
3.200%, 5/16/24		162,000	177,134
Province of Quebec
2.625%, 2/13/23		102,000	106,968
1.500%, 2/11/25		300,000	310,420
2.500%, 4/20/26		50,000	54,262
2.750%, 4/12/27		50,000	55,140
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 42.148%, 4/12/25(k)(m)(r)	ARS	310,000	1,490
Republic of Chile
3.125%, 1/21/26		$100,000	104,812
Republic of Colombia
4.000%, 2/26/24		200,000	201,312
3.875%, 4/25/27		590,000	580,966
Republic of Indonesia
4.450%, 2/11/24		200,000	206,000
2.850%, 2/14/30		200,000	193,735
7.500%, 6/15/35	IDR	1,042,000,000	59,862
8.375%, 4/15/39		1,450,000,000	87,969
Republic of Panama
4.000%, 9/22/24		$400,000	417,375
3.875%, 3/17/28		200,000	214,438
Republic of Peru
4.125%, 8/25/27		258,000	290,653
Republic of Philippines
3.000%, 2/1/28		300,000	312,546
Republic of Poland
5.125%, 4/21/21		45,000	46,884
4.000%, 1/22/24		75,000	81,713
Russian Federation
8.500%, 9/17/31	RUB	8,305,000	120,377
State of Israel Government Bond
2.875%, 3/16/26		$200,000	208,187
State of Qatar
4.500%, 4/23/28§		500,000	552,500
5.103%, 4/23/48§		500,000	606,719
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	206,895
Titulos de Tesoreria
7.250%, 10/18/34	COP	41,800,000	10,174
Tokyo Metropolitan Government
2.500%, 6/8/22§		$900,000	930,741
United Mexican States
4.000%, 10/2/23		150,000	153,000
4.150%, 3/28/27		396,000	403,178
3.750%, 1/11/28		200,000	199,937
4.500%, 1/31/50		200,000	198,900

Total Foreign Government Securities			14,423,273

Loan Participations (0.2%)
Financials (0.1%)
Consumer Finance (0.1%)
AerCap Delos fka Delos Finance Sarl, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 3.200%, 10/6/23(k)		910,000	796,250

Total Financials			796,250

Industrials (0.1%)
Building Products (0.1%)
Ply Gem, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.561%, 4/1/25(k)		982,500	844,950

Total Industrials			844,950

Total Loan Participations			1,641,200

Mortgage-Backed Securities (23.8%)
FHLMC
3.000%, 9/1/27		21,422	22,471
3.000%, 7/1/28		11,255	11,807
2.500%, 1/1/29		32,386	33,764
3.000%, 1/1/30		25,305	26,671
2.500%, 3/1/30		22,176	23,126
2.500%, 5/1/30		60,636	63,179
3.000%, 5/1/30		50,761	53,691
3.000%, 6/1/30		97,806	103,207
2.500%, 7/1/30		23,874	24,875
3.000%, 7/1/30		51,152	53,932
2.500%, 8/1/30		74,195	77,306
3.000%, 8/1/30		15,632	16,496
2.500%, 9/1/30		92,703	96,590
3.500%, 9/1/30		43,107	45,709
2.500%, 4/1/31		80,401	83,772
3.500%, 4/1/31		3,213	3,413
4.150%, 11/1/31(l)		1,379	1,429
5.500%, 2/1/35		8,442	9,577
4.500%, 2/1/39		19,928	21,868
4.500%, 12/1/39		9,341	10,254
4.000%, 8/1/40		11,278	12,254
4.000%, 9/1/40		22,283	24,317
3.500%, 12/1/40		42,744	45,813
4.000%, 4/1/41		501	544
4.500%, 5/1/41		54,120	59,344
5.500%, 6/1/41		34,513	39,347
5.000%, 11/1/41		92,108	101,740
3.500%, 4/1/42		69,105	74,340
3.500%, 5/1/42		1,923	2,060
3.500%, 8/1/42		90,573	97,237
3.500%, 10/1/42		18,055	19,322
3.500%, 11/1/42		46,337	49,620
3.000%, 12/1/42		102,592	108,679
3.000%, 1/1/43		51,241	54,281
3.000%, 3/1/43		51,984	55,036
3.000%, 4/1/43		362,179	383,442
3.500%, 6/1/43		28,672	30,864
3.000%, 7/1/43		263,256	278,875
3.500%, 7/1/43		8,198	8,861
3.000%, 8/1/43		151,078	159,947
4.500%, 9/1/43		69,439	75,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.500%, 11/1/43	$15,239	$16,624
4.500%, 12/1/43	62,630	68,498
3.500%, 1/1/44	14,916	16,123
4.000%, 4/1/44	45,225	49,368
3.500%, 6/1/44	11,160	11,954
4.000%, 7/1/44	16,613	17,984
3.500%, 12/1/44	238,763	255,757
3.000%, 1/1/45	3,541,125	3,746,806
3.000%, 7/1/45	1,818,209	1,923,817
3.500%, 9/1/45	6,221	6,724
4.000%, 9/1/45	44,718	48,909
4.000%, 12/1/45	19,076	20,818
3.500%, 1/1/46	41,797	44,615
3.500%, 3/1/46	29,760	31,747
3.500%, 5/1/46	36,146	38,583
4.000%, 7/1/46	42,116	45,749
4.000%, 8/1/46	21,737	23,612
4.000%, 9/1/46	3,503	3,805
4.000%, 10/1/46	7,070	7,680
3.000%, 11/1/46	64,488	67,771
3.000%, 12/1/46	326,902	345,454
3.000%, 1/1/47	9,658	10,149
3.000%, 2/1/47	14,361	15,092
4.000%, 2/1/47	146,663	159,176
3.500%, 3/1/47	88,402	94,542
4.500%, 4/1/47	142,378	155,080
4.500%, 5/1/47	54,484	59,470
3.500%, 7/1/47	15,323	16,525
4.500%, 7/1/47	204,859	223,200
3.500%, 10/1/47	76,514	82,609
3.500%, 12/1/47	71,828	77,549
3.500%, 1/1/48	25,779	27,712
4.500%, 7/1/48	428,406	467,612
4.500%, 8/1/48	870,112	948,982
4.500%, 4/1/49	120,091	130,000
FHLMC UMBS
2.500%, 2/1/35	2,856,620	2,965,167
4.000%, 11/1/48	500,470	533,904
FNMA
4.314%, 1/1/28(l)	7,679	7,872
2.740%, 7/1/29	4,000,000	4,393,420
2.285%, 3/1/33(l)	9,424	9,362
3.777%, 1/1/36(l)	96,024	99,172
6.000%, 7/1/39	14,445	16,594
4.102%, 12/1/40(l)	2,360	2,422
4.000%, 1/1/41	15,139	16,406
2.713%, 5/1/44(l)	2,825,003	2,881,686
3.500%, 12/1/44	1,179,937	1,251,046
3.500%, 2/1/45	3,107,268	3,294,528
3.000%, 4/1/45	2,343,029	2,450,782
3.000%, 5/1/45	3,147,813	3,292,578
FNMA UMBS
2.500%, 9/1/27	26,399	27,480
2.500%, 4/1/28	7,537	7,854
2.500%, 8/1/28	20,265	21,124
3.500%, 3/1/29	28,733	30,405
3.000%, 4/1/29	35,943	37,862
3.500%, 4/1/29	71,190	75,377
3.000%, 5/1/29	43,593	46,030
3.000%, 6/1/29	38,575	40,634
3.500%, 7/1/29	41,351	43,757
3.000%, 9/1/29	35,340	37,228
3.500%, 9/1/29	41,142	43,613
3.000%, 10/1/29	22,309	23,556
3.500%, 12/1/29	28,365	30,105
3.000%, 1/1/30	181,497	191,472
2.500%, 2/1/30	10,688	11,133
3.000%, 3/1/30	35,556	37,599
2.500%, 4/1/30	24,008	25,011
3.000%, 4/1/30	29,186	30,789
2.500%, 5/1/30	11,370	11,859
3.000%, 5/1/30	17,547	18,556
2.500%, 7/1/30	34,803	36,256
3.000%, 7/1/30	62,900	66,376
2.500%, 8/1/30	118,033	122,952
3.000%, 8/1/30	167,313	176,465
3.500%, 8/1/30	93,586	99,451
2.500%, 9/1/30	50,427	52,532
3.000%, 9/1/30	69,990	74,007
2.500%, 11/1/30	106,663	111,116
2.500%, 3/1/31	13,175	13,713
3.000%, 3/1/31	9,413	9,895
2.500%, 6/1/31	30,800	32,095
2.500%, 7/1/31	22,030	22,964
2.500%, 8/1/31	3,099	3,230
3.000%, 8/1/31	173,484	183,442
4.000%, 8/1/31	10,364	11,120
3.000%, 9/1/31	22,645	23,946
2.000%, 10/1/31	10,049	10,347
2.500%, 10/1/31	174,776	182,051
2.000%, 11/1/31	126,995	130,763
2.500%, 11/1/31	76,362	79,602
2.000%, 12/1/31	13,235	13,628
2.500%, 2/1/32	5,147	5,357
3.500%, 2/1/32	98,966	105,219
2.000%, 3/1/32	82,632	85,083
2.500%, 3/1/32	18,879	19,715
3.500%, 4/1/32	221,306	236,881
3.500%, 5/1/32	159,328	170,441
3.000%, 6/1/32	44,112	46,867
2.500%, 8/1/32	129,410	134,650
3.000%, 9/1/32	41,818	44,273
2.500%, 2/1/33	221,150	230,382
4.000%, 10/1/33	212,663	228,321
4.000%, 11/1/33	253,867	272,243
6.000%, 2/1/34	23,776	27,279
5.500%, 5/1/34	107,239	121,288
6.000%, 8/1/34	13,224	15,213
3.000%, 9/1/34	2,125,133	2,262,048
3.500%, 12/1/34	1,644,500	1,765,190
5.000%, 2/1/35	126,601	140,674
5.500%, 2/1/35	63,160	71,435
6.000%, 4/1/35	211,135	242,577
5.000%, 9/1/35	7,403	8,192
5.500%, 12/1/35	36,862	41,877
4.000%, 1/1/36	45,865	49,510
3.000%, 10/1/36	4,265	4,528
3.000%, 11/1/36	44,498	47,393
3.000%, 12/1/36	65,749	70,061
6.000%, 2/1/38	10,178	11,909
6.000%, 3/1/38	3,339	3,900
6.000%, 5/1/38	10,853	12,706
6.000%, 10/1/38	3,444	4,013
6.000%, 12/1/38	4,672	5,455
5.500%, 1/1/39	16,766	19,092
4.000%, 5/1/39	418	451
4.000%, 6/1/39	12,795	13,883
4.000%, 7/1/39	17,519	18,909
4.500%, 7/1/39	171,425	188,111
5.500%, 9/1/39	42,785	48,957
3.000%, 11/1/39	59,900	63,235
5.500%, 12/1/39	24,135	27,572
2.500%, 1/1/40	2,868,167	2,981,367
5.500%, 3/1/40	3,224	3,683
6.500%, 5/1/40	87,046	102,571
4.000%, 7/1/40	39,767	43,201
4.500%, 7/1/40	35,550	39,000
4.000%, 8/1/40	71,928	78,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.000%, 9/1/40	$76,780	$83,397
4.000%, 10/1/40	56,098	61,063
4.000%, 11/1/40	13,075	14,202
4.000%, 12/1/40	848,407	921,524
4.000%, 4/1/41	6,276	6,816
5.500%, 4/1/41	5,764	6,543
4.500%, 5/1/41	2,034	2,230
4.500%, 7/1/41	7,582	8,305
5.000%, 7/1/41	161,789	178,350
5.000%, 8/1/41	4,314	4,749
4.000%, 9/1/41	162,151	176,074
4.500%, 9/1/41	23,750	26,018
4.000%, 10/1/41	11,403	12,382
4.500%, 10/1/41	7,358	8,060
4.000%, 12/1/41	44,268	48,886
3.500%, 1/1/42	35,301	37,814
4.000%, 1/1/42	68,041	74,118
4.000%, 2/1/42	37,154	40,309
3.500%, 4/1/42	17,376	18,608
3.500%, 5/1/42	9,851	10,606
4.000%, 5/1/42	82,472	89,373
3.500%, 6/1/42	5,136	5,500
4.000%, 6/1/42	20,618	22,344
3.500%, 7/1/42	4,461	4,777
4.000%, 7/1/42	13,065	14,158
3.000%, 8/1/42	200,414	212,262
3.500%, 8/1/42	8,842	9,469
4.000%, 8/1/42	11,715	12,695
4.500%, 8/1/42	17,431	19,056
3.500%, 9/1/42	42,565	45,583
4.000%, 9/1/42	21,649	23,461
4.500%, 9/1/42	30,118	33,049
3.500%, 10/1/42	33,096	35,431
3.000%, 12/1/42	53,856	57,040
3.500%, 12/1/42	50,816	54,415
4.000%, 12/1/42	87,566	96,012
3.000%, 1/1/43	107,468	113,857
4.000%, 1/1/43	35,354	38,390
3.000%, 2/1/43	208,723	221,192
3.500%, 2/1/43	41,695	44,755
3.000%, 3/1/43	416,441	440,960
3.500%, 3/1/43	55,551	59,606
4.000%, 3/1/43	13,953	15,225
3.000%, 4/1/43	288,475	305,502
3.500%, 4/1/43	2,358	2,524
3.000%, 5/1/43	393,759	417,300
3.500%, 5/1/43	11,562	12,380
3.000%, 6/1/43	73,030	77,526
3.500%, 6/1/43	48,378	51,928
3.000%, 7/1/43	577,756	612,210
3.500%, 7/1/43	161,844	173,775
3.000%, 8/1/43	39,792	42,119
3.500%, 8/1/43	138,588	148,963
4.500%, 9/1/43	53,379	58,208
4.000%, 10/1/43	157,957	171,497
3.500%, 11/1/43	93,883	100,538
4.500%, 11/1/43	146,935	163,350
4.500%, 12/1/43	27,533	30,024
5.000%, 12/1/43	240,341	264,963
4.500%, 1/1/44	39,091	42,566
4.500%, 6/1/44	282,063	308,373
3.500%, 7/1/44	43,798	47,013
4.000%, 8/1/44	436,433	481,653
3.000%, 10/1/44	2,199,873	2,328,542
4.000%, 12/1/44	28,013	30,716
3.500%, 2/1/45	44,584	47,716
4.000%, 2/1/45	36,350	39,631
4.000%, 5/1/45	38,251	42,170
3.500%, 7/1/45	118,112	126,457
4.500%, 7/1/45	83,063	90,967
3.500%, 10/1/45	79,630	84,901
4.000%, 10/1/45	103,065	112,775
3.500%, 11/1/45	146,500	157,939
4.000%, 11/1/45	78,624	85,742
4.500%, 11/1/45	123,600	135,204
3.500%, 12/1/45	33,609	36,316
4.000%, 12/1/45	69,992	76,259
4.500%, 12/1/45	64,182	69,928
4.000%, 1/1/46	35,203	38,479
3.500%, 3/1/46	44,076	47,008
3.500%, 4/1/46	83,111	88,772
3.500%, 5/1/46	27,996	29,858
3.000%, 6/1/46	62,436	66,131
3.500%, 6/1/46	128,858	137,429
4.000%, 6/1/46	143,830	154,648
4.500%, 7/1/46	203,957	226,615
3.000%, 8/1/46	2,989	3,173
3.500%, 8/1/46	57,230	61,037
3.000%, 9/1/46	76,783	81,297
3.500%, 9/1/46	64,154	68,691
3.000%, 11/1/46	167,264	176,752
3.500%, 11/1/46	138,790	149,281
4.000%, 11/1/46	41,379	45,265
3.000%, 12/1/46	3,075,560	3,235,084
3.500%, 12/1/46	274,665	294,738
3.000%, 1/1/47	15,560	16,465
3.500%, 1/1/47	306,651	330,776
4.000%, 1/1/47	23,654	26,047
2.500%, 2/1/47	2,291,277	2,383,857
3.000%, 2/1/47	115,627	122,217
3.500%, 2/1/47	35,050	37,754
3.000%, 3/1/47	116,157	122,552
4.000%, 3/1/47	2,701,180	2,917,384
3.000%, 4/1/47	3,314,998	3,486,098
3.500%, 5/1/47	87,960	94,347
3.500%, 6/1/47	52,004	55,804
3.500%, 7/1/47	35,609	38,211
4.000%, 8/1/47	75,828	82,197
3.500%, 10/1/47	75,666	81,480
4.500%, 10/1/47	16,661	18,168
3.500%, 11/1/47	47,817	51,610
4.500%, 11/1/47	209,566	227,365
3.500%, 12/1/47	440,726	472,787
3.500%, 1/1/48	284,048	305,689
4.500%, 1/1/48	184,875	200,560
4.000%, 4/1/48	29,295	32,152
4.500%, 4/1/48	48,554	53,872
4.500%, 5/1/48	1,261,519	1,375,803
3.500%, 6/1/48	3,388,363	3,585,151
4.500%, 7/1/48	29,022	32,004
4.000%, 8/1/48	147,886	160,367
4.500%, 8/1/48	139,957	152,532
4.500%, 11/1/48	123,187	133,523
4.500%, 2/1/49	410,793	447,700
4.500%, 5/1/49	596,654	663,124
4.000%, 3/1/50	218,647	235,098
FNMA/FHLMC UMBS, 15 Year,
Single Family
3.000%, 4/25/35 TBA	21,000	21,978
3.500%, 4/25/35 TBA	26,856	28,253
4.500%, 4/25/35 TBA	279,000	294,345
FNMA/FHLMC UMBS, 30 Year,
Single Family
4.000%, 4/25/50 TBA	4,213,000	4,495,402
4.500%, 4/25/50 TBA	2,219,000	2,385,772
5.000%, 4/25/50 TBA	574,000	619,427
2.500%, 4/25/50 TBA	3,918,000	4,058,191
3.000%, 4/25/50 TBA	4,904,569	5,140,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.500%, 4/25/50 TBA	$23,258,418	$24,588,509
4.000%, 5/25/50 TBA	9,000,000	9,598,711
2.500%, 6/25/50 TBA	7,800,000	8,048,625
3.000%, 6/25/50 TBA	27,000,000	28,228,710
GNMA
3.250%, 7/20/27(l)	570	585
5.500%, 4/15/33	853	947
5.000%, 12/15/38	6,441	7,146
4.000%, 4/20/39	2,873	3,095
5.000%, 7/15/39	34,032	38,148
4.000%, 7/20/39	6,652	7,171
5.000%, 10/20/39	6,617	7,268
4.500%, 12/20/39	2,714	2,973
4.500%, 1/20/40	3,374	3,697
4.500%, 2/20/40	2,666	2,921
4.500%, 5/20/40	237	260
4.000%, 10/20/40	36,612	39,770
4.000%, 11/20/40	110,694	120,241
5.000%, 12/15/40	23,157	25,958
4.000%, 12/20/40	44,073	47,874
4.000%, 1/20/41	37,482	40,715
4.000%, 3/15/41	26,934	29,480
4.500%, 7/20/41	15,253	16,650
3.500%, 1/15/42	21,890	23,611
4.500%, 2/15/42	204,809	228,851
5.000%, 7/20/42	16,326	17,951
3.500%, 4/15/43	36,226	38,839
3.500%, 4/20/43	70,713	75,672
3.500%, 2/20/44	254,990	272,715
5.000%, 7/20/44	2,424	2,651
4.000%, 10/20/44	1,218	1,315
3.500%, 1/20/45	1,093,413	1,155,069
3.000%, 2/15/45	51,003	54,684
3.000%, 3/20/45	481,472	513,073
3.000%, 4/20/45	1,771,193	1,887,442
3.500%, 5/20/45	61,943	66,132
3.000%, 6/20/45	301,661	321,460
3.000%, 7/15/45	624,817	665,619
4.000%, 8/20/45	792,298	855,684
3.000%, 10/20/45	72,302	77,047
3.500%, 3/20/46	1,234,565	1,313,052
3.000%, 4/20/46	711,159	756,278
3.500%, 4/20/46	1,225,854	1,303,789
3.500%, 5/20/46	59,829	63,633
3.000%, 6/20/46	129,387	137,434
3.500%, 6/20/46	753,449	801,350
3.000%, 7/20/46	202,071	214,639
3.500%, 7/20/46	264,673	280,838
3.000%, 8/20/46	21,850	23,209
3.000%, 9/20/46	485,701	515,909
3.500%, 9/20/46	870,869	924,058
3.000%, 10/20/46	15,145	16,086
3.500%, 10/20/46	84,881	90,462
3.000%, 12/20/46	45,532	48,307
4.000%, 6/20/47	146,476	156,593
4.000%, 11/20/47	169,326	180,809
4.000%, 12/20/47	82,978	88,605
4.500%, 9/20/48	53,228	56,939
5.000%, 1/20/49	24,397	25,956
5.000%, 2/20/49	1,023,809	1,088,136
4.500%, 3/20/49	421,210	447,454
5.000%, 7/20/49	3,400,001	3,592,112
3.500%, 4/15/50 TBA	1,000,000	1,061,953
4.000%, 4/15/50 TBA	1,217,500	1,293,404
5.500%, 4/15/50 TBA	250,000	267,646
2.500%, 4/15/50 TBA	337,000	352,060
3.000%, 4/15/50 TBA	151,500	160,164
3.500%, 4/15/50 TBA	306,000	322,662
4.500%, 4/15/50 TBA	1,659,000	1,758,799
5.000%, 4/15/50 TBA	239,000	253,284
3.000%, 5/15/50 TBA	1,000,000	1,055,781
4.000%, 5/15/50 TBA	18,500,000	19,672,149

Total Mortgage-Backed Securities		211,018,202

Municipal Bonds (1.4%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A
6.449%, 2/15/44	55,000	76,948
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B
8.084%, 2/15/50	40,000	67,495
American Municipal Power, Inc., Revenue Bonds, Class B
7.834%, 2/15/41	20,000	29,110
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	34,309
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	38,414
Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1
5.000%, 11/1/50	20,000	23,142
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015
5.000%, 11/1/40	20,000	23,131
City of New York General Obligation Bonds Fiscal, Tax- Exempt Bonds, Series 2018 Subseries F-1
5.000%, 4/1/43	110,000	131,820
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	105,000	151,663
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.500%, 6/15/43	180,000	185,643
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	67,124
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.718%, 2/1/41	40,000	54,477
5.808%, 2/1/41	45,000	64,168
City of Seattle, Washington Municipal Light And Power, Improvement Revenue Bonds, Series 2019A
5.000%, 4/1/45	150,000	183,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/48	$70,000	$85,332
Colorado Health Facilities Authority Revenue Bonds, Commonspirit Health Series 2019A-2
5.000%, 8/1/44	70,000	75,359
Commonwealth Financing Authourity PA Revenue Taxable-Series 2019A
3.807%, 6/1/41	160,000	181,045
Commonwealth Massachusetts General Obligations Bonds, Taxable Series H
2.900%, 9/1/49	25,000	23,475
Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F
5.000%, 11/1/46	150,000	179,462
Connecticut St Taxable-Teachers Retirement-A (CT)
5.850%, 3/15/32	225,000	276,203
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	38,372
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	153,799
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	82,834
County of Miami-Dade, Florida Aviation Revenue, Series C
4.062%, 10/1/31	25,000	26,870
District of Columbia General Obligation Bonds, Series 2016A
5.000%, 6/1/41	30,000	35,634
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B
5.000%, 7/1/46	450,000	520,281
Foothill Eastern Transportation Corridor Agency Toll Road Refunding Revenue Bonds, Series 2019A
4.094%, 1/15/49	15,000	15,190
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	45,824
6.655%, 4/1/57	40,000	53,408
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2020A
3.229%, 5/15/50	35,000	36,108
Health And Educational Facilities Board Of The Metropolitan Government Of Nashville And Davidson County, Tennessee Revenue Bonds, Series 2016A
5.000%, 7/1/40	10,000	10,943
Hospital Authority Of The City Of Dubois Hospital Revenue Bonds, Series 2018
5.000%, 7/15/43	20,000	23,542
Housing & Community Development Authority, Series A, GNMA, GNMA COLL
3.800%, 7/1/38	5,000	5,373
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A
5.000%, 12/1/47	20,000	23,182
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2015A
5.000%, 10/1/45	40,000	45,485
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A
5.000%, 10/1/46	130,000	150,865
Long Island Power Authority Electric System General Revenue Bonds, Series 2017
5.000%, 9/1/47	70,000	81,490
Los Angeles Department of Water & Power System Revenue Bonds, Series 2009C
6.008%, 7/1/39	465,000	613,330
Louisiana Public Facilities Authority Revenue Bonds, Series 2018E
5.000%, 7/1/48	20,000	23,195
Maryland Health And Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000%, 8/15/25	30,000	34,908
5.000%, 8/15/27	20,000	23,139
Massachusetts Bay Transportation Authority Mass Sales Tax Revenue Bonds, Series 2005A
5.000%, 7/1/31	10,000	13,379
Massachusetts Development Finance Agency
5.000%, 7/1/44	40,000	42,764
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2
5.000%, 7/1/43	30,000	35,331
5.000%, 7/1/48	30,000	35,052
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B
2.866%, 10/15/31	90,000	94,363
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A
5.000%, 7/1/41	40,000	45,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	$45,000	$58,823
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2016
5.000%, 11/15/28	20,000	23,901
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	10,848
4.050%, 10/1/48	10,000	10,761
4.150%, 10/1/53	30,000	32,474
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B
3.550%, 10/1/33	10,000	10,823
New Hope Cultural Education Facilities Finance Corporation Hospital Revenue Bonds, Series 2017A
5.000%, 8/15/47	20,000	23,619
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM
(Zero Coupon), 2/15/22	800,000	764,624
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	35,000	33,888
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010C
5.754%, 12/15/28	50,000	58,899
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	81,984
New Mexico Mortgage Finance Authority Single Family Mortgage Program Bonds, Series 2019D, GNMA/FNMA/FHLMC
3.350%, 7/1/49	495,000	511,404
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	49,643
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	21,146
4.000%, 11/1/53	50,000	52,851
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B
3.850%, 11/1/43	50,000	52,932
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A
4.200%, 11/1/44	210,000	218,465
New York City Municipal Water Finance Authority Water and System Revenue Bonds
5.440%, 6/15/43	45,000	63,450
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	236,565
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2014A, Subseries A-2
3.750%, 11/1/25	55,000	57,707
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3
3.900%, 8/1/31	70,000	78,725
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4
3.550%, 5/1/25	75,000	80,706
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
3.142%, 7/1/43	40,000	39,688
North Las Vegas, Nevada General Obligation Wastewater Reclamation System Refunding Bonds, Series 2019
5.000%, 6/1/28	140,000	174,061
Ohio State University, Jobsohio Beverage System Statewide Senior Lien Liquor Profits Taxable Revenue Refunding Bonds, Series 2020A
2.833%, 1/1/38	75,000	73,085
Oregon School Boards Association, Taxable-Pension-Series 2002B, NATL-RE
5.550%, 6/30/28	105,000	120,301
Oregon School Boards Association, Taxable-Pension-Series 2003B, NATL-RE
5.680%, 6/30/28	75,000	86,890
Oregon St Taxable-Pension (OR)
5.892%, 6/1/27	115,000	135,026
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2016 A-1
5.000%, 12/1/46	20,000	23,286
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B
5.000%, 12/1/48	40,000	47,932
Port Authority Of New York And New Jersey Consolidated Bonds, One Hundred Seventy-Fourth
4.458%, 10/1/62	60,000	66,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Regents of The University of California General Revenue Bonds 2009, Series R
5.770%, 5/15/43	$315,000	$426,639
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	593,167
Rutgers The State University of New Jersey
5.665%, 5/1/40	110,000	145,373
Rutgers The State University of New Jersey General Obligation Refunding Bonds, Series 2019R
3.270%, 5/1/43	20,000	20,014
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE
(ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 1.589%, 12/1/35(k)	120,000	114,785
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A
5.000%, 12/1/45	40,000	46,422
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	70,000	103,186
7.043%, 4/1/50	120,000	191,010
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D
2.388%, 12/1/23	10,000	10,228
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	76,141
State of California Federally Taxable General Obligation Bonds Various Purpose
2.650%, 4/1/26	250,000	261,192
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	110,107
State of California, State University Systemwide Revenue Bonds Series 2020B
2.975%, 11/1/51	130,000	129,463
State of California, Various Purposes, General Obligation Bonds
7.500%, 4/1/34	60,000	94,624
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	110,000	178,497
State Of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N
5.000%, 3/15/38	310,000	379,310
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	198,526
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B
3.057%, 1/1/34	600,000	638,784
State of Minnesota, Series A
5.000%, 8/1/36	70,000	88,210
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	53,696
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,, Series 2019F
3.190%, 2/15/43	55,000	54,426
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C
5.000%, 2/1/39	120,000	146,645
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	10,885
3.850%, 7/1/43	10,000	10,764
3.950%, 1/1/49	10,000	10,649
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A
5.517%, 4/1/39	145,000	199,207
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A
5.000%, 11/15/47	130,000	152,203
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/2112	45,000	58,222
University of California, General Revenue Bonds, Series 2019-BD
3.349%, 7/1/29	210,000	228,352
Utah Transit Authority Sales Tax Revenue Taxable, Series B
5.937%, 6/15/39	90,000	113,016

Total Municipal Bonds		12,406,625

Supranational (0.7%)
African Development Bank
3.000%, 12/6/21	60,000	62,428
1.625%, 9/16/22	125,000	128,045
Asian Development Bank
2.125%, 11/24/21	50,000	51,329
2.000%, 2/16/22	100,000	102,759
1.875%, 2/18/22	100,000	102,533
1.875%, 7/19/22	250,000	257,701
1.750%, 9/13/22	150,000	154,467
2.750%, 3/17/23	85,000	90,548
2.625%, 1/12/27	50,000	55,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 1/24/30	$200,000	$214,008
Council of Europe Development Bank
1.750%, 9/26/22	50,000	51,471
2.500%, 2/27/24	30,000	32,055
European Bank for Reconstruction & Development
2.750%, 4/26/21	25,000	25,626
2.125%, 3/7/22	100,000	103,361
2.750%, 3/7/23	25,000	26,565
European Investment Bank
2.000%, 3/15/21	125,000	126,790
2.500%, 4/15/21	50,000	51,030
2.375%, 5/13/21	150,000	153,101
2.250%, 3/15/22	225,000	232,316
2.625%, 5/20/22	50,000	52,160
2.875%, 8/15/23	100,000	107,695
3.250%, 1/29/24	50,000	54,996
2.625%, 3/15/24	85,000	91,682
2.250%, 6/24/24	200,000	213,393
1.875%, 2/10/25	100,000	105,227
1.625%, 3/14/25	100,000	104,372
2.125%, 4/13/26	75,000	81,217
1.625%, 10/9/29	55,000	57,893
Inter-American Development Bank
1.875%, 3/15/21	100,000	101,351
1.750%, 4/14/22	100,000	102,447
1.750%, 9/14/22(x)	100,000	102,778
2.500%, 1/18/23	100,000	105,046
3.000%, 2/21/24	75,000	81,763
2.125%, 1/15/25	100,000	108,135
1.750%, 3/14/25(x)	300,000	314,772
2.250%, 6/18/29	50,000	55,089
International Bank for Reconstruction & Development
1.625%, 3/9/21	100,000	100,944
1.375%, 5/24/21	75,000	75,702
2.250%, 6/24/21	125,000	127,582
1.375%, 9/20/21	100,000	101,192
2.125%, 7/1/22	300,000	310,326
2.125%, 2/13/23	68,000	70,864
1.750%, 4/19/23	100,000	103,319
1.875%, 6/19/23	100,000	103,871
2.500%, 3/19/24	100,000	107,148
1.625%, 1/15/25	200,000	208,721
2.500%, 7/29/25	75,000	81,486
3.125%, 11/20/25	25,000	27,984
1.875%, 10/27/26	150,000	159,348
International Finance Corp.
1.125%, 7/20/21	100,000	100,815
2.875%, 7/31/23	30,000	32,141
1.375%, 10/16/24	90,000	91,833

Total Supranational		5,664,914

U.S. Government Agency Securities (0.4%)
FHLB
1.875%, 7/7/21	45,000	45,811
1.625%, 12/20/21	1,000,000	1,020,725
2.500%, 2/13/24	200,000	214,375
2.875%, 9/13/24	75,000	82,356
3.250%, 11/16/28	250,000	293,886
FHLMC
2.375%, 1/13/22	300,000	310,267
FNMA
2.000%, 1/5/22(x)	200,000	205,624
2.250%, 4/12/22	500,000	517,884
1.375%, 9/6/22	100,000	102,317
1.750%, 7/2/24	100,000	104,925
2.625%, 9/6/24(x)	332,000	361,411
2.125%, 4/24/26(x)	110,000	117,209
1.875%, 9/24/26(x)	100,000	106,007
Iraq Government AID Bonds
2.149%, 1/18/22	200,000	205,571
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,530
2.875%, 9/15/24	50,000	54,450

Total U.S. Government Agency Securities		3,836,348

U.S. Treasury Obligations (30.2%)
U.S. Treasury Bonds
7.125%, 2/15/23	200,000	239,264
6.875%, 8/15/25(x)	200,000	267,608
6.750%, 8/15/26	100,000	139,034
4.250%, 5/15/39	272,000	421,937
4.500%, 8/15/39	272,000	434,912
4.375%, 11/15/39	972,000	1,536,232
4.625%, 2/15/40	100,000	163,130
4.375%, 5/15/40	200,000	317,363
4.375%, 5/15/41	3,200,000	5,123,046
3.125%, 2/15/43	2,321,000	3,170,554
2.875%, 5/15/43	2,921,000	3,846,046
3.625%, 8/15/43	4,021,000	5,924,671
3.750%, 11/15/43	2,421,000	3,637,229
3.625%, 2/15/44	1,300,000	1,922,331
3.375%, 5/15/44	1,200,000	1,714,127
3.125%, 8/15/44	800,000	1,102,525
3.000%, 11/15/44	1,000,000	1,352,654
3.000%, 5/15/45	300,000	407,764
2.875%, 8/15/45	1,800,000	2,403,204
2.250%, 8/15/46	600,000	721,408
2.875%, 11/15/46	987,000	1,331,082
3.000%, 5/15/47	3,400,000	4,693,887
3.000%, 2/15/48	2,387,000	3,302,049
2.875%, 5/15/49	2,600,000	3,543,020
2.250%, 8/15/49#	2,020,000	2,450,301
2.375%, 11/15/49	19,000	23,620
2.000%, 2/15/50(z)	1,103,000	1,277,512
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,141,660	1,271,841
0.750%, 2/15/45 TIPS	109,550	124,790
1.000%, 2/15/46 TIPS	544,370	658,693
0.875%, 2/15/47 TIPS	427,472	506,728
1.000%, 2/15/48 TIPS	313,839	386,780
1.000%, 2/15/49 TIPS(z)	717,626	887,879
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS	19,251,571	19,501,347
0.125%, 10/15/24 TIPS	4,217,989	4,264,393
0.250%, 1/15/25 TIPS	2,969,050	2,989,892
0.625%, 1/15/26 TIPS	2,931,336	3,023,923
0.375%, 7/15/27 TIPS	4,851,114	4,982,269
0.750%, 7/15/28 TIPS	5,056,333	5,401,049
0.875%, 1/15/29 TIPS	408,664	443,354
U.S. Treasury Notes
2.000%, 7/31/20	3,933,000	3,958,074
2.500%, 12/31/20	2,949,000	3,001,307
3.125%, 5/15/21	636,000	657,256
1.375%, 5/31/21	525,000	532,537
2.000%, 5/31/21	500,000	510,751
1.125%, 6/30/21	2,300,000	2,328,135
2.125%, 6/30/21	900,000	922,294
1.125%, 7/31/21	4,738,000	4,796,920
1.750%, 7/31/21	577,000	588,964
2.250%, 7/31/21	1,000,000	1,027,180
2.125%, 8/15/21	1,952,000	2,003,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 8/31/21	$400,000	$405,149
2.000%, 8/31/21	400,000	410,055
1.125%, 9/30/21	2,600,000	2,635,163
2.125%, 9/30/21	300,000	308,533
1.250%, 10/31/21	1,575,000	1,600,524
2.000%, 10/31/21	1,950,000	2,004,488
2.000%, 11/15/21	537,000	552,726
1.500%, 11/30/21	100,000	102,125
1.750%, 11/30/21	500,000	512,589
1.875%, 11/30/21	550,000	565,114
2.000%, 12/31/21	500,000	515,355
2.125%, 12/31/21	500,000	516,429
1.500%, 1/31/22	4,874,000	4,986,021
1.875%, 1/31/22	500,000	514,997
2.000%, 2/15/22	1,852,000	1,912,963
2.500%, 2/15/22	500,000	521,155
1.750%, 2/28/22	475,000	488,666
1.875%, 2/28/22	1,725,000	1,779,044
1.750%, 3/31/22	1,750,000	1,802,822
1.875%, 3/31/22	500,000	516,264
1.750%, 4/30/22	1,502,000	1,549,106
1.875%, 4/30/22	400,000	413,514
1.750%, 5/15/22	478,000	493,511
1.750%, 5/31/22	780,000	805,214
1.875%, 5/31/22(x)	3,500,000	3,623,255
1.750%, 6/30/22	650,000	671,994
2.125%, 6/30/22	325,000	338,700
1.875%, 7/31/22	450,000	466,925
1.500%, 8/15/22	153,000	157,487
1.625%, 8/15/22(x)	378,000	390,178
1.625%, 8/31/22	300,000	309,722
1.875%, 8/31/22	500,000	519,366
1.500%, 9/15/22	2,007,000	2,068,184
1.750%, 9/30/22	650,000	673,899
1.875%, 9/30/22	900,000	935,867
1.375%, 10/15/22	56,000	57,553
1.875%, 10/31/22	500,000	520,428
2.000%, 10/31/22	350,000	365,447
1.625%, 11/15/22	705,000	729,586
2.000%, 11/30/22	500,000	522,627
1.625%, 12/15/22	37,000	38,338
2.125%, 12/31/22	900,000	945,112
1.500%, 1/15/23	259,000	267,732
1.750%, 1/31/23	775,000	806,694
2.000%, 2/15/23	725,000	760,307
1.500%, 2/28/23	645,000	667,515
1.500%, 3/31/23	575,000	595,491
1.625%, 4/30/23	600,000	624,140
1.750%, 5/15/23	633,000	661,183
1.625%, 5/31/23	925,000	962,817
2.750%, 5/31/23	475,000	511,430
1.375%, 6/30/23	1,900,000	1,964,447
2.625%, 6/30/23	200,000	214,899
1.250%, 7/31/23	850,000	876,000
2.500%, 8/15/23(x)	800,000	858,581
1.375%, 8/31/23	850,000	880,372
1.375%, 9/30/23	1,050,000	1,087,914
1.625%, 10/31/23	900,000	941,483
2.750%, 11/15/23	950,000	1,032,327
2.125%, 11/30/23	1,050,000	1,118,148
2.250%, 12/31/23	1,420,000	1,520,793
2.250%, 1/31/24	2,250,000	2,413,108
2.500%, 1/31/24	1,200,000	1,298,378
2.750%, 2/15/24	837,000	914,144
2.125%, 2/29/24	2,650,000	2,832,448
2.125%, 3/31/24	2,230,000	2,386,898
2.000%, 4/30/24	1,475,000	1,572,654
2.500%, 5/15/24	1,037,000	1,127,718
2.000%, 5/31/24	1,200,000	1,281,260
1.750%, 6/30/24	508,000	537,672
2.000%, 6/30/24	550,000	587,774
1.750%, 7/31/24	917,000	971,410
2.125%, 7/31/24	7,025,000	7,552,099
2.375%, 8/15/24	1,200,000	1,304,370
1.250%, 8/31/24	1,500,000	1,557,882
1.875%, 8/31/24	1,800,000	1,917,604
1.500%, 9/30/24	1,682,000	1,766,061
2.125%, 9/30/24	1,650,000	1,778,915
1.500%, 10/31/24	1,730,000	1,818,196
2.250%, 10/31/24	1,800,000	1,952,209
2.250%, 11/15/24	1,100,000	1,193,741
1.500%, 11/30/24	2,716,000	2,858,136
2.125%, 11/30/24	300,000	324,041
1.750%, 12/31/24	1,159,000	1,233,240
2.250%, 12/31/24	850,000	924,078
1.375%, 1/31/25	352,000	368,527
2.500%, 1/31/25	200,000	220,192
2.000%, 2/15/25	1,543,000	1,661,178
2.125%, 5/15/25	4,163,000	4,519,073
2.000%, 8/15/25	1,250,000	1,351,988
2.250%, 11/15/25	1,450,000	1,591,634
1.625%, 2/15/26	2,575,000	2,740,064
2.375%, 4/30/26	650,000	722,481
1.625%, 5/15/26	1,150,000	1,226,100
1.500%, 8/15/26	4,142,000	4,389,577
2.000%, 11/15/26	1,000,000	1,093,859
2.250%, 2/15/27	1,125,000	1,253,167
2.375%, 5/15/27	950,000	1,070,211
2.250%, 8/15/27(v)	5,282,000	5,919,239
2.250%, 11/15/27	1,260,000	1,415,015
2.750%, 2/15/28	1,310,000	1,525,121
2.875%, 5/15/28	1,360,000	1,601,332
2.875%, 8/15/28	2,864,000	3,381,387
3.125%, 11/15/28	2,145,000	2,585,588
2.625%, 2/15/29(z)	2,850,000	3,325,596
2.375%, 5/15/29	1,550,000	1,779,860
1.625%, 8/15/29	3,542,000	3,838,520
1.750%, 11/15/29	1,582,000	1,736,190
1.500%, 2/15/30(x)	4,013,000	4,319,136

Total U.S. Treasury Obligations		267,573,847

Total Long-Term Debt Securities (110.8%) (Cost $985,144,812)		982,200,196

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	4,985,908	4,986,406

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $1,000,004, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,049,087, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $5,150,068.(xx)	5,049,086	5,049,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $3,060,000.(xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		9,049,086

Total Short-Term Investments (1.6%) (Cost $14,036,987)		14,035,492

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 05/22/2020 at EUR 113.50, European Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	221
U.S. Treasury 10 Year Note 05/22/2020 at USD 149.50, American Style Notional Amount: USD 500,000 Exchange Traded*	5	391
U.S. Treasury 10 Year Note 05/22/2020 at USD 200.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	141
U.S. Treasury 30 Year Bond 05/22/2020 at USD 196.00, American Style Notional Amount: USD 4,100,000 Exchange Traded*	41	24,984

		25,737

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/22/2020 at USD 117.50, American Style Notional Amount: USD 300,000 Exchange Traded*	3	94
U.S. Treasury 10 Year Note 05/22/2020 at USD 119.00, American Style Notional Amount: USD 500,000 Exchange Traded*	5	234
U.S. Treasury 10 Year Note 05/22/2020 at USD 119.50, American Style Notional Amount: USD 2,000,000 Exchange Traded*	20	937
U.S. Treasury 10 Year Note 05/22/2020 at USD 118.00, American Style Notional Amount: USD 3,200,000 Exchange Traded*	32	1,500
U.S. Treasury 5 Year Note 05/22/2020 at USD 113.00, American Style Notional Amount: USD 14,800,000 Exchange Traded*	148	5,781

		8,546

Total Options Purchased (0.0%) (Cost $11,225)		34,283

Total Investments Before Securities Sold Short (112.4%) (Cost $999,193,024)		996,269,971

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.6%)
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 4/25/35 TBA	$(77,400)	(80,290)
4.000%, 4/25/35 TBA	(370,000)	(389,252)
FNMA/FHLMC UMBS, 30 Year, Single Family
5.500%, 4/25/50 TBA	(197,000)	(215,700)
6.000%, 4/25/50 TBA	(38,000)	(42,245)
3.500%, 5/25/50 TBA	(4,000,000)	(4,225,156)

Total Securities Sold Short (-0.6%) (Proceeds Received $4,935,099)		(4,952,643)

Total Investments after Securities Sold Short (111.8%) (Cost $994,257,925)		991,317,328
Other Assets Less Liabilities (-11.8%)		(104,827,214)

Net Assets (100%)		$886,490,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2020, the market value of these securities amounted to $135,852,387 or 15.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $426,983.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $10,431,259 or 1.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $77,324.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $9,177,162. This was collateralized by $303,469 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 1/31/22-2/15/46 and by cash of $9,049,086 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARLLMONP — Argentina Blended Policy Rate

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL — Insured by National Public Finance Guarantee Corp.

PEN — Peruvian Sol

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0%
Australia	0.3
Austria	0.0	#
Belgium	0.2
Bermuda	0.1
Brazil	0.1
Canada	0.7
Cayman Islands	2.1
Chile	0.1
China	0.2
Colombia	0.1
Czech Republic	0.1
Denmark	0.1
France	0.9
Germany	1.4
Guernsey	0.1
Hungary	0.0	#
Indonesia	0.1
Ireland	0.4
Israel	0.1
Italy	0.2
Japan	1.4
Luxembourg	0.1
Macau	0.1
Mexico	0.3
Netherlands	0.6
Norway	0.0	#
Panama	0.1
Peru	0.1
Philippines	0.0	#
Poland	0.0	#
Portugal	0.0	#
Qatar	0.1
Russia	0.0	#
Singapore	0.1
South Korea	0.1
Spain	0.3
Supranational	0.6
Sweden	0.2
Switzerland	0.6
Turkey	0.1
United Arab Emirates	0.1
United Kingdom	2.8
United States	96.8
Uruguay	0.0	#
Cash and Other	(11.8)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	107	6/2020	EUR	16,687,837	(859,336)
Euro-Bund	19	6/2020	EUR	3,614,964	(18,682)
U.S. Treasury 2 Year Note	46	6/2020	USD	10,137,609	122,003
U.S. Treasury 5 Year Note	337	6/2020	USD	42,246,109	1,583,009
U.S. Treasury 10 Year Note	76	6/2020	USD	10,540,250	85,328
U.S. Treasury Ultra Bond	21	6/2020	USD	4,659,375	496,417

					1,408,739

Short Contracts
Euro-Bobl	(25)	6/2020	EUR	(3,728,078)	25,411
Euro-Schatz	(28)	6/2020	EUR	(3,464,562)	(2,381)
Japan 10 Year Bond	(8)	6/2020	JPY	(11,351,407)	212,047
U.S. Treasury 10 Year Ultra Note	(28)	6/2020	USD	(4,368,875)	(185,211)
U.S. Treasury Long Bond	(42)	6/2020	USD	(7,520,625)	(405,118)
3 Month Euro Euribor	(6)	9/2020	EUR	(1,660,967)	4,633
3 Month Euro Euribor	(6)	12/2020	EUR	(1,661,216)	4,300

					(346,319)

					1,062,420

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
EUR	142,000	USD	155,900	Bank of America	4/2/2020	712
EUR	781,000	USD	839,871	Barclays Bank plc	4/2/2020	21,494
EUR	1,507,000	USD	1,628,722	Goldman Sachs Bank USA	4/2/2020	33,349
GBP	5,807,000	USD	7,099,952	Barclays Bank plc	4/2/2020	112,923
GBP	3,107,000	USD	3,792,125	Goldman Sachs Bank USA	4/2/2020	67,079
USD	1,000,388	AUD	1,510,000	Barclays Bank plc	4/2/2020	71,587
USD	1,257,795	AUD	1,925,000	Goldman Sachs Bank USA	4/2/2020	73,727
USD	1,168,539	CAD	1,565,375	Bank of America	4/2/2020	56,214
USD	926,237	EUR	836,000	Barclays Bank plc	4/2/2020	4,212
USD	1,874,739	EUR	1,668,000	Goldman Sachs Bank USA	4/2/2020	35,102
USD	7,983,959	GBP	6,192,000	Bank of America	4/2/2020	292,876
USD	2,878,251	GBP	2,233,000	Goldman Sachs Bank USA	4/2/2020	104,641
USD	2,084,091	GBP	1,630,000	JPMorgan Chase Bank	4/2/2020	59,468
USD	18,222	EUR	16,000	Standard Chartered Bank	4/3/2020	575
USD	1,693,886	EUR	1,511,000	UBS AG	4/3/2020	27,356
USD	8,349	MXN	194,000	HSBC Bank plc	4/13/2020	188
IDR	656,533,441	USD	39,670	Deutsche Bank AG**	4/15/2020	536
USD	84,399	IDR	1,231,145,000	HSBC Bank plc**	4/15/2020	9,005
USD	58,758	IDR	861,353,000	JPMorgan Chase Bank**	4/15/2020	6,010
JPY	540,100,000	USD	4,931,866	Bank of America	5/15/2020	101,565
USD	43,841	JPY	4,700,000	Barclays Bank plc	5/15/2020	40
USD	557,416	JPY	58,200,000	JPMorgan Chase Bank	5/15/2020	15,025
USD	10,460	COP	42,463,000	Natwest Markets plc**	6/16/2020	64
USD	193,790	IDR	2,795,511,222	JPMorgan Chase Bank**	6/17/2020	23,588
USD	1,087,077	MXN	21,788,806	Natwest Markets plc	6/17/2020	178,985
USD	175,509	MYR	740,401	Goldman Sachs Bank USA**	6/17/2020	4,309
USD	362,100	RUB	24,509,998	HSBC Bank plc**	6/17/2020	53,708
USD	191,310	IDR	2,795,511,221	JPMorgan Chase Bank**	7/15/2020	21,611

Total unrealized appreciation						1,375,949

AUD	1,053,000	USD	699,801	Barclays Bank plc	4/2/2020	(52,101)
AUD	511,000	USD	314,876	JPMorgan Chase Bank	4/2/2020	(560)
CAD	1,444,307	USD	1,077,152	Goldman Sachs Bank USA	4/2/2020	(50,855)
EUR	2,268,000	USD	2,565,017	Barclays Bank plc	4/2/2020	(63,639)
EUR	1,226,000	USD	1,369,872	Goldman Sachs Bank USA	4/2/2020	(17,716)
GBP	1,385,000	USD	1,763,071	JPMorgan Chase Bank	4/2/2020	(42,762)
USD	10,498,626	EUR	9,556,000	Bank of America	4/2/2020	(40,687)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	219,069	GBP	188,000	Bank of America	4/2/2020	(14,446)
USD	65,929	GBP	56,000	HSBC Bank plc	4/2/2020	(3,628)
IDR	714,236,890	USD	45,320	Deutsche Bank AG**	4/15/2020	(1,583)
IDR	2,692,093,000	USD	178,154	HSBC Bank plc**	4/15/2020	(13,295)
IDR	684,940,000	USD	45,554	JPMorgan Chase Bank**	4/15/2020	(3,609)
USD	266,770	EUR	243,000	Barclays Bank plc	5/4/2020	(1,585)
USD	7,104,626	GBP	5,807,000	Barclays Bank plc	5/4/2020	(113,517)
USD	6,755,460	EUR	6,136,000	JPMorgan Chase Bank	5/5/2020	(21,040)
JPY	73,700,000	USD	697,694	JPMorgan Chase Bank	5/15/2020	(10,851)
USD	3,887,686	JPY	429,700,000	Barclays Bank plc	5/15/2020	(116,878)
USD	989,055	JPY	108,800,000	Goldman Sachs Bank USA	5/15/2020	(24,900)
USD	152,734	JPY	16,800,000	JPMorgan Chase Bank	5/15/2020	(3,833)
IDR	714,965,000	USD	43,548	HSBC Bank plc**	6/17/2020	(18)
RUB	2,995,000	USD	39,553	Deutsche Bank AG**	6/17/2020	(1,868)
RUB	7,419,955	USD	98,521	HSBC Bank plc**	6/17/2020	(5,161)
RUB	3,570,000	USD	48,207	JPMorgan Chase Bank**	6/17/2020	(3,287)

Total unrealized depreciation						(607,819)

Net unrealized appreciation						768,130

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$61,657,732	$—	$61,657,732
Collateralized Mortgage Obligations	—	107,292,764	—	107,292,764
Commercial Mortgage-Backed Securities	—	33,794,369	—	33,794,369
Corporate Bonds
Communication Services	—	14,817,946	—	14,817,946
Consumer Discretionary	—	13,185,439	—	13,185,439
Consumer Staples	—	14,047,658	—	14,047,658
Energy	—	14,894,390	—	14,894,390
Financials	—	103,961,764	158,818	104,120,582
Health Care	—	22,095,873	—	22,095,873
Industrials	—	20,457,601	—	20,457,601
Information Technology	—	20,347,099	—	20,347,099
Materials	—	4,743,760	—	4,743,760
Real Estate	—	16,952,395	—	16,952,395
Utilities	—	17,228,179	—	17,228,179
Foreign Government Securities	—	14,416,213	7,060	14,423,273
Forward Currency Contracts	—	1,375,949	—	1,375,949
Futures	2,533,148	—	—	2,533,148
Loan Participations
Financials	—	796,250	—	796,250
Industrials	—	844,950	—	844,950
Mortgage-Backed Securities	—	211,018,202	—	211,018,202
Municipal Bonds	—	12,406,625	—	12,406,625
Options Purchased
Call Options Purchased	25,737	—	—	25,737
Put Options Purchased	8,546	—	—	8,546
Short-Term Investments
Investment Company	4,986,406	—	—	4,986,406
Repurchase Agreements	—	9,049,086	—	9,049,086
Supranational	—	5,664,914	—	5,664,914
U.S. Government Agency Securities	—	3,836,348	—	3,836,348
U.S. Treasury Obligations	—	267,573,847	—	267,573,847

Total Assets	$7,553,837	$992,459,353	$165,878	$1,000,179,068

Liabilities:
Forward Currency Contracts	$—	$(607,819)	$—	$(607,819)
Futures	(1,470,728)	—	—	(1,470,728)
Mortgage-Backed Securities	—	(4,952,643)	—	(4,952,643)

Total Liabilities	$(1,470,728)	$(5,560,462)	$—	$(7,031,190)

Total	$6,083,109	$986,898,891	$165,878	$993,147,878

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,825,951
Aggregate gross unrealized depreciation	(42,253,684)

Net unrealized depreciation	$(2,427,733)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$995,575,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	609	$27,813
Bandwidth, Inc., Class A*	741	49,862
Cogent Communications Holdings, Inc.	2,327	190,744
IDT Corp., Class B*	631	3,420
Ooma, Inc.*	1,060	12,646
ORBCOMM, Inc.*	3,068	7,486
Pareteum Corp.(x)*	2,486	1,024
Vonage Holdings Corp.*	8,486	61,354

		354,349

Entertainment (1.5%)
Eros International plc*	252	416
Glu Mobile, Inc.*	6,280	39,501
IMAX Corp.*	3,025	27,376
Liberty Media Corp.-Liberty Braves, Class A*	530	10,335
Liberty Media Corp.-Liberty Braves, Class C*	1,946	37,091
Live Nation Entertainment, Inc.*	2,160	98,194
LiveXLive Media, Inc.(x)*	1,513	2,390
Madison Square Garden Co. (The), Class A*	98	20,718
Roku, Inc.*	9,625	841,995
Spotify Technology SA*	10,943	1,328,918
Take-Two Interactive Software, Inc.*	2,978	353,220
World Wrestling Entertainment, Inc., Class A(x)	2,360	80,075
Zynga, Inc., Class A*	10,329	70,754

		2,910,983

Interactive Media & Services (0.3%)
Cargurus, Inc.*	4,111	77,862
Cars.com, Inc.*	469	2,017
Eventbrite, Inc., Class A*	2,278	16,629
EverQuote, Inc., Class A(x)*	551	14,464
Liberty TripAdvisor Holdings, Inc., Class A*	3,748	6,746
Match Group, Inc.(x)*	2,838	187,422
Meet Group, Inc. (The)(x)*	1,855	10,889
QuinStreet, Inc.*	2,692	21,671
Travelzoo*	307	1,206
TripAdvisor, Inc.	5,184	90,150
TrueCar, Inc.*	4,581	11,086
Yelp, Inc.*	3,789	68,316

		508,458

Media (0.4%)
AMC Networks, Inc., Class A*	2,345	57,007
Boston Omaha Corp., Class A(x)*	370	6,701
Cable One, Inc.	240	394,562
Cardlytics, Inc.*	800	27,968
Central European Media Enterprises Ltd., Class A*	5,417	16,955
Clear Channel Outdoor Holdings, Inc.*	496	317
Entravision Communications Corp., Class A	603	1,224
Fluent, Inc.(x)*	2,032	2,377
Gray Television, Inc.*	1,907	20,481
Hemisphere Media Group, Inc.*	794	6,781
Interpublic Group of Cos., Inc. (The)	1,838	29,757
Loral Space & Communications, Inc.*	662	10,758
MDC Partners, Inc., Class A*	3,008	4,362
Meredith Corp.(x)	2,254	27,544
National CineMedia, Inc.	361	1,177
New York Times Co. (The), Class A	1,627	49,965
Nexstar Media Group, Inc., Class A	1,908	110,149
Sinclair Broadcast Group, Inc., Class A	3,222	51,810
TechTarget, Inc.*	1,314	27,082

		846,977

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,241	23,777
Gogo, Inc.(x)*	2,803	5,942
Shenandoah Telecommunications Co.	2,632	129,626

		159,345

Total Communication Services		4,780,112

Consumer Discretionary (11.7%)
Auto Components (0.2%)
Dorman Products, Inc.*	1,477	81,634
Fox Factory Holding Corp.*	2,065	86,730
Gentherm, Inc.*	1,876	58,906
LCI Industries	1,339	89,485
Standard Motor Products, Inc.	228	9,478
Stoneridge, Inc.*	157	2,630

		328,863

Automobiles (0.0%)
Winnebago Industries, Inc.	1,204	33,483

Distributors (0.3%)
Core-Mark Holding Co., Inc.	2,483	70,939
Funko, Inc., Class A(x)*	1,129	4,505
Greenlane Holdings, Inc., Class A(x)*	300	516
Pool Corp.	2,120	417,152

		493,112

Diversified Consumer Services (1.8%)
Bright Horizons Family Solutions, Inc.*	7,804	796,008
Chegg, Inc.*	35,313	1,263,499
Collectors Universe, Inc.	440	6,895
Grand Canyon Education, Inc.*	4,463	340,460
H&R Block, Inc.	1,500	21,120
K12, Inc.*	157	2,961
Perdoceo Education Corp.*	3,729	40,236
Regis Corp.*	72	425
Select Interior Concepts, Inc., Class A*	324	671
Service Corp. International	3,517	137,550
ServiceMaster Global Holdings, Inc.*	1,202	32,454
Strategic Education, Inc.	4,865	679,932

		3,322,211

Hotels, Restaurants & Leisure (3.2%)
Aramark	15,564	310,813
Biglari Holdings, Inc., Class B*	40	2,056
BJ’s Restaurants, Inc.	999	13,876
Bloomin’ Brands, Inc.	4,857	34,679
Boyd Gaming Corp.	4,031	58,127
Brinker International, Inc.	1,704	20,465
Carrols Restaurant Group, Inc.*	110	200
Cheesecake Factory, Inc. (The)	2,300	39,284
Chipotle Mexican Grill, Inc.*	1,401	916,814
Choice Hotels International, Inc.	819	50,164
Churchill Downs, Inc.	1,919	197,561
Chuy’s Holdings, Inc.*	217	2,185
Cracker Barrel Old Country Store, Inc.	1,318	109,684
Dave & Buster’s Entertainment, Inc.(x)	7,563	98,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Denny’s Corp.*	2,569	$19,730
Dine Brands Global, Inc.	586	16,807
Domino’s Pizza, Inc.	2,258	731,750
Drive Shack, Inc.*	2,870	4,362
Dunkin’ Brands Group, Inc.	4,239	225,091
Eldorado Resorts, Inc.(x)*	3,711	53,438
Everi Holdings, Inc.*	4,842	15,979
Golden Entertainment, Inc.*	438	2,895
Hilton Grand Vacations, Inc.*	607	9,572
Inspired Entertainment, Inc.*	409	1,382
Jack in the Box, Inc.	159	5,573
Kura Sushi USA, Inc., Class A(x)*	87	1,041
Lindblad Expeditions Holdings, Inc.*	1,183	4,933
Marriott Vacations Worldwide Corp.	1,134	63,028
Monarch Casino & Resort, Inc.*	465	13,053
Nathan’s Famous, Inc.	63	3,843
Noodles & Co.*	1,471	6,928
Papa John’s International, Inc.(x)	1,102	58,814
Penn National Gaming, Inc.*	642	8,121
Planet Fitness, Inc., Class A*	26,595	1,295,177
PlayAGS, Inc.*	1,374	3,641
Red Rock Resorts, Inc., Class A	3,683	31,490
Ruth’s Hospitality Group, Inc.	1,335	8,918
Scientific Games Corp., Class A*	3,014	29,236
SeaWorld Entertainment, Inc.*	2,540	27,991
Shake Shack, Inc., Class A(x)*	1,594	60,158
Six Flags Entertainment Corp.	384	4,815
Target Hospitality Corp.*	1,701	3,385
Texas Roadhouse, Inc.	3,619	149,465
Twin River Worldwide Holdings, Inc.(x)	1,099	14,298
Vail Resorts, Inc.	4,040	596,748
Wendy’s Co. (The)	10,222	152,103
Wingstop, Inc.	7,583	604,365
Wyndham Hotels & Resorts, Inc.	1,472	46,383

		6,129,345

Household Durables (1.3%)
Casper Sleep, Inc.(x)*	225	965
Cavco Industries, Inc.*	473	68,557
Century Communities, Inc.*	733	10,636
GoPro, Inc., Class A(x)*	6,862	17,978
Green Brick Partners, Inc.*	102	821
Hamilton Beach Brands Holding Co., Class A	363	3,452
Helen of Troy Ltd.*	1,375	198,041
Hooker Furniture Corp.	48	749
Installed Building Products, Inc.*	1,207	48,123
iRobot Corp.(x)*	1,530	62,577
KB Home	1,031	18,661
La-Z-Boy, Inc.	1,107	22,749
Legacy Housing Corp.*	86	796
Lennar Corp., Class A	5,970	228,054
LGI Homes, Inc.*	1,066	48,130
Lovesac Co. (The)(x)*	446	2,600
M/I Homes, Inc.*	12,504	206,691
NVR, Inc.*	302	775,871
Purple Innovation, Inc.*	61	347
Skyline Champion Corp.*	2,709	42,477
Sonos, Inc.*	4,313	36,574
Taylor Morrison Home Corp., Class A*	737	8,107
Tempur Sealy International, Inc.*	9,386	410,262
TopBuild Corp.*	1,834	131,388
TRI Pointe Group, Inc.*	17,800	156,106
Universal Electronics, Inc.*	697	26,744
ZAGG, Inc.(x)*	92	286

		2,527,742

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,492	19,739
Duluth Holdings, Inc., Class B(x)*	573	2,298
Etsy, Inc.*	6,485	249,283
Groupon, Inc.(x)*	24,836	24,344
Grubhub, Inc.*	5,029	204,831
Leaf Group Ltd.*	542	726
PetMed Express, Inc.(x)	306	8,807
Quotient Technology, Inc.*	419	2,724
RealReal, Inc. (The)(x)*	672	4,711
Rubicon Project, Inc. (The)*	1,667	9,252
Shutterstock, Inc.	1,050	33,768
Stitch Fix, Inc., Class A(x)*	2,077	26,378
Waitr Holdings, Inc.(x)*	531	653

		587,514

Leisure Products (0.6%)
Clarus Corp.	421	4,126
Johnson Outdoors, Inc., Class A	164	10,283
Malibu Boats, Inc., Class A*	1,131	32,561
Marine Products Corp.	346	2,796
MasterCraft Boat Holdings, Inc.*	979	7,147
Mattel, Inc.(x)*	13,030	114,794
Peloton Interactive, Inc., Class A*	29,034	770,853
Polaris, Inc.	2,839	136,698
Sturm Ruger & Co., Inc.	877	44,648
YETI Holdings, Inc.(x)*	3,058	59,692

		1,183,598

Multiline Retail (0.1%)
Nordstrom, Inc.	5,961	91,442
Ollie’s Bargain Outlet Holdings, Inc.(x)*	2,901	134,432

		225,874

Specialty Retail (3.2%)
Aaron’s, Inc.	3,288	74,901
American Eagle Outfitters, Inc.	40,259	320,059
America’s Car-Mart, Inc.*	357	20,117
Asbury Automotive Group, Inc.*	1,069	59,041
At Home Group, Inc.(x)*	171	345
Boot Barn Holdings, Inc.*	18,386	237,731
Burlington Stores, Inc.*	10,865	1,721,668
Camping World Holdings, Inc., Class A(x)	1,694	9,639
Carvana Co.(x)*	2,486	136,954
Children’s Place, Inc. (The)(x)	891	17,428
Designer Brands, Inc., Class A	1,187	5,911
Five Below, Inc.*	20,333	1,431,036
Floor & Decor Holdings, Inc., Class A*	19,579	628,290
Hibbett Sports, Inc.(x)*	53	579
Hudson Ltd., Class A*	134	673
L Brands, Inc.	1,855	21,444
Lithia Motors, Inc., Class A	3,354	274,324
Lumber Liquidators Holdings, Inc.(x)*	286	1,341
MarineMax, Inc.*	65	677
Monro, Inc.	1,794	78,595
Murphy USA, Inc.*	288	24,296
National Vision Holdings, Inc.*	24,454	474,897
Rent-A-Center, Inc.	2,664	37,669
RH(x)*	2,264	227,464
Sleep Number Corp.*	1,414	27,092
Sportsman’s Warehouse Holdings, Inc.*	34,800	214,368
Tailored Brands, Inc.(x)	2,247	3,910
Williams-Sonoma, Inc.	778	33,081
Winmark Corp.	45	5,734

		6,089,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	3,178	$34,291
Carter’s, Inc.	5,038	331,148
Centric Brands, Inc.(x)*	843	944
Columbia Sportswear Co.	1,059	73,886
Crocs, Inc.*	3,786	64,324
Deckers Outdoor Corp.*	1,539	206,226
Hanesbrands, Inc.	15,352	120,820
Kontoor Brands, Inc.(x)	543	10,409
Oxford Industries, Inc.	334	12,111
Skechers U.S.A., Inc., Class A*	2,612	62,009
Steven Madden Ltd.	17,461	405,619
Superior Group of Cos., Inc.	143	1,210
Wolverine World Wide, Inc.	2,128	32,346

		1,355,343

Total Consumer Discretionary		22,276,349

Consumer Staples (3.3%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	1,990	731,444
Celsius Holdings, Inc.(x)*	1,505	6,336
Coca-Cola Consolidated, Inc.	257	53,592
Craft Brew Alliance, Inc.(x)*	75	1,118
MGP Ingredients, Inc.	670	18,016
Monster Beverage Corp.*	17,393	978,530
National Beverage Corp.(x)*	664	28,320
New Age Beverages Corp.(x)*	3,735	5,192

		1,822,548

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	2,104	53,589
Casey’s General Stores, Inc.	3,440	455,765
Chefs’ Warehouse, Inc. (The)*	1,245	12,537
Grocery Outlet Holding Corp.*	27,839	955,991
HF Foods Group, Inc.(x)*	1,100	9,229
Performance Food Group Co.*	6,289	155,464
PriceSmart, Inc.	100	5,255
Sprouts Farmers Market, Inc.*	3,096	57,555

		1,705,385

Food Products (1.1%)
B&G Foods, Inc.(x)	327	5,915
Bridgford Foods Corp.*	89	2,053
Calavo Growers, Inc.	895	51,633
Freshpet, Inc.*	7,945	507,447
Hostess Brands, Inc.*	19,600	208,936
J&J Snack Foods Corp.	831	100,551
John B Sanfilippo & Son, Inc.	476	42,554
Lamb Weston Holdings, Inc.	2,087	119,168
Lancaster Colony Corp.	751	108,625
Limoneira Co.	224	2,934
Nomad Foods Ltd.*	15,000	278,400
Pilgrim’s Pride Corp.*	1,127	20,421
Post Holdings, Inc.*	1,613	133,831
Sanderson Farms, Inc.	916	112,961
Simply Good Foods Co. (The)*	20,700	398,682
Tootsie Roll Industries, Inc.	760	27,335
TreeHouse Foods, Inc.*	487	21,501

		2,142,947

Household Products (0.1%)
Reynolds Consumer Products, Inc.	1,068	31,154
WD-40 Co.	753	151,240

		182,394

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	16,012	273,005
elf Beauty, Inc.*	210	2,066
Herbalife Nutrition Ltd.*	774	22,570
Inter Parfums, Inc.	976	45,237
Lifevantage Corp.*	720	7,416
Medifast, Inc.(x)	610	38,125
Revlon, Inc., Class A(x)*	320	3,498
USANA Health Sciences, Inc.*	722	41,703
Youngevity International, Inc.(x)*	430	301

		433,921

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	5,842	4,381
Turning Point Brands, Inc.	428	9,035
Vector Group Ltd.	5,842	55,032

		68,448

Total Consumer Staples		6,355,643

Energy (0.1%)
Energy Equipment & Services (0.0%)
Cactus, Inc., Class A	2,653	30,775
DMC Global, Inc.(x)	723	16,636
FTS International, Inc.(x)*	796	178
Liberty Oilfield Services, Inc., Class A	779	2,096
ProPetro Holding Corp.*	2,346	5,865
RigNet, Inc.*	653	1,175
Solaris Oilfield Infrastructure, Inc.,
Class A	1,578	8,284
US Well Services, Inc.*	799	240

		65,249

Oil, Gas & Consumable Fuels (0.1%)
Altus Midstream Co.(x)*	2,605	1,954
Ardmore Shipping Corp.	335	1,759
Brigham Minerals, Inc., Class A	1,278	10,569
CVR Energy, Inc.	770	12,728
Dorian LPG Ltd.*	292	2,543
Equitrans Midstream Corp.(x)	1,084	5,453
Evolution Petroleum Corp.	1,315	3,432
Falcon Minerals Corp.	314	675
GasLog Ltd.(x)	1,390	5,032
Golar LNG Ltd.(x)	399	3,144
Goodrich Petroleum Corp.*	287	1,223
Matador Resources Co.(x)*	575	1,426
NextDecade Corp.(x)*	573	1,077
Parsley Energy, Inc., Class A	9,780	56,039
PrimeEnergy Resources Corp.*	19	1,406
Ring Energy, Inc.(x)*	1,339	882
Rosehill Resources, Inc.(x)*	569	233
Tellurian, Inc.(x)*	4,877	4,408
Uranium Energy Corp.(x)*	9,219	5,163

		119,146

Total Energy		184,395

Financials (5.1%)
Banks (1.0%)
Ameris Bancorp	637	15,135
Atlantic Capital Bancshares, Inc.*	109	1,294
Bank First Corp.(x)	334	18,704
Bank of NT Butterfield & Son Ltd. (The)	1,048	17,847
Baycom Corp.*	188	2,265
Cambridge Bancorp(x)	113	5,876
Century Bancorp, Inc., Class A	25	1,556
CIT Group, Inc.	414	7,146
City Holding Co.	80	5,322
CNB Financial Corp.	77	1,453
Coastal Financial Corp.*	244	2,565
CrossFirst Bankshares, Inc.*	150	1,260
Eagle Bancorp, Inc.	104	3,142
Esquire Financial Holdings, Inc.*	133	2,002
FB Financial Corp.	413	8,144
Fidelity D&D Bancorp, Inc.(x)	58	2,959
First Capital, Inc.(x)	18	1,078
First Financial Bankshares, Inc.(x)	7,135	191,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Financial Corp.	71	$2,394
First Foundation, Inc.	628	6,418
Glacier Bancorp, Inc.	637	21,661
Hanmi Financial Corp.	170	1,845
HarborOne Bancorp, Inc.*	649	4,887
Heritage Commerce Corp.	314	2,408
HomeTrust Bancshares, Inc.	271	4,314
Independent Bank Corp./MA	164	10,557
Independent Bank Corp./MI	298	3,835
Independent Bank Group, Inc.	436	10,325
Investar Holding Corp.	150	1,916
Lakeland Financial Corp.	1,009	37,081
Malvern Bancorp, Inc.*	94	1,152
Metrocity Bankshares, Inc.	81	951
Metropolitan Bank Holding Corp.*	5,000	134,650
Midland States Bancorp, Inc.	131	2,291
National Bank Holdings Corp., Class A	193	4,613
People’s Utah Bancorp	49	949
Pinnacle Financial Partners, Inc.	7,000	262,780
Preferred Bank	214	7,238
Prosperity Bancshares, Inc.	575	27,744
Red River Bancshares, Inc.	24	893
Reliant Bancorp, Inc.	42	473
Richmond Mutual Bancorporation, Inc.*	75	765
Seacoast Banking Corp. of Florida*	415	7,599
ServisFirst Bancshares, Inc.	2,149	63,009
Signature Bank	1,462	117,530
Stock Yards Bancorp, Inc.	222	6,423
SVB Financial Group*	880	132,950
Synovus Financial Corp.	568	9,974
TCF Financial Corp.	10,211	231,381
TriState Capital Holdings, Inc.*	334	3,230
Triumph Bancorp, Inc.*	542	14,092
Union Bankshares, Inc.	56	1,260
United Community Banks, Inc.	335	6,134
Unity Bancorp, Inc.	49	573
Veritex Holdings, Inc.	722	10,086
West Bancorporation, Inc.	181	2,959
Westamerica Bancorp	248	14,577
Western Alliance Bancorp	9,998	306,039

		1,769,207

Capital Markets (2.5%)
Ares Management Corp.	19,841	613,682
Artisan Partners Asset Management, Inc., Class A	1,489	31,999
Assetmark Financial Holdings, Inc.*	455	9,277
Blackstone Group, Inc. (The), Class A	9,171	417,923
Blucora, Inc.*	2,024	24,389
Cohen & Steers, Inc.	1,213	55,131
Cowen, Inc., Class A	669	6,463
Diamond Hill Investment Group, Inc.	140	12,634
Evercore, Inc., Class A	3,884	178,897
FactSet Research Systems, Inc.	2,066	538,565
Federated Hermes, Inc., Class B	5,310	101,156
Focus Financial Partners, Inc., Class A*	1,697	39,048
GAMCO Investors, Inc., Class A	233	2,561
Greenhill & Co., Inc.	798	7,852
Hamilton Lane, Inc., Class A	1,224	67,699
Houlihan Lokey, Inc.	11,111	579,105
Lazard Ltd., Class A	2,115	49,829
LPL Financial Holdings, Inc.	4,438	241,560
MarketAxess Holdings, Inc.	2,030	675,117
Moelis & Co., Class A	2,041	57,352
Morningstar, Inc.	1,086	126,248
PJT Partners, Inc., Class A	5,821	252,573
Pzena Investment Management, Inc., Class A	871	3,885
Safeguard Scientifics, Inc.	1,015	5,633
Sculptor Capital Management, Inc.	456	6,174
SEI Investments Co.	3,348	155,146
Siebert Financial Corp.(x)*	384	2,773
Silvercrest Asset Management Group, Inc., Class A	466	4,408
Stifel Financial Corp.	4,046	167,019
Tradeweb Markets, Inc., Class A	7,500	315,300
Value Line, Inc.	44	1,423
Virtu Financial, Inc., Class A	1,256	26,150
Virtus Investment Partners, Inc.	46	3,501
WisdomTree Investments, Inc.	2,622	6,109

		4,786,581

Consumer Finance (0.4%)
Credit Acceptance Corp.(x)*	493	126,055
Curo Group Holdings Corp.	826	4,378
Elevate Credit, Inc.*	714	742
Enova International, Inc.*	1,225	17,750
FirstCash, Inc.	2,265	162,491
Green Dot Corp., Class A*	2,198	55,807
LendingTree, Inc.*	426	78,124
Oportun Financial Corp.*	154	1,625
PRA Group, Inc.*	9,000	249,480
Regional Management Corp.*	233	3,183
World Acceptance Corp.*	162	8,847

		708,482

Diversified Financial Services (0.0%)
Alerus Financial Corp.	57	942
GWG Holdings, Inc.(x)*	99	1,006
Marlin Business Services Corp.	122	1,363
Voya Financial, Inc.	528	21,410

		24,721

Insurance (1.1%)
Alleghany Corp.	80	44,188
Axis Capital Holdings Ltd.	416	16,078
Benefytt Technologies, Inc., Class A(x)*	514	11,508
Brown & Brown, Inc.	693	25,100
BRP Group, Inc., Class A*	347	3,661
Crawford & Co., Class A	725	5,220
eHealth, Inc.*	3,836	540,185
Enstar Group Ltd.*	103	16,382
Erie Indemnity Co., Class A	900	133,416
Everest Re Group Ltd.	677	130,268
FedNat Holding Co.	287	3,295
Global Indemnity Ltd.	88	2,244
Goosehead Insurance, Inc., Class A*	5,508	245,822
Heritage Insurance Holdings, Inc.	133	1,424
Investors Title Co.	15	1,920
James River Group Holdings Ltd.	719	26,057
Kemper Corp.	645	47,969
Kinsale Capital Group, Inc.	1,124	117,492
MBIA, Inc.*	411	2,935
National General Holdings Corp.	2,198	36,377
Palomar Holdings, Inc.*	1,029	59,847
Primerica, Inc.	1,644	145,461
ProSight Global, Inc.*	156	1,521
RenaissanceRe Holdings Ltd.	919	137,225
RLI Corp.	2,190	192,567
Selective Insurance Group, Inc.	1,458	72,463
State Auto Financial Corp.	65	1,806
Trupanion, Inc.(x)*	1,587	41,310
United Fire Group, Inc.	94	3,065
Universal Insurance Holdings, Inc.	493	8,835

		2,075,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	2,156	$39,088
Essent Group Ltd.	2,695	70,986
Federal Agricultural Mortgage Corp., Class C	140	7,788
First Defiance Financial Corp.	140	2,064
FS Bancorp, Inc.	34	1,224
Greene County Bancorp, Inc.	132	3,083
Hingham Institution for Savings	35	5,075
Kearny Financial Corp.	1,655	14,216
Meridian Bancorp, Inc.	358	4,017
Meta Financial Group, Inc.	1,012	21,981
Mr Cooper Group, Inc.*	2,266	16,610
NMI Holdings, Inc., Class A*	3,737	43,387
OceanFirst Financial Corp.	196	3,118
PCSB Financial Corp.	109	1,525
Southern Missouri Bancorp, Inc.	29	704
Walker & Dunlop, Inc.	235	9,463
Waterstone Financial, Inc.	133	1,934

		246,263

Total Financials		9,610,895

Health Care (25.9%)
Biotechnology (9.6%)
89bio, Inc.(x)*	108	2,727
ACADIA Pharmaceuticals, Inc.*	6,172	260,767
Acceleron Pharma, Inc.*	2,042	183,515
ADMA Biologics, Inc.(x)*	4,099	11,805
Aduro Biotech, Inc.*	2,904	7,957
Adverum Biotechnologies, Inc.*	3,408	33,296
Aeglea BioTherapeutics, Inc.*	212	988
Affimed NV*	3,178	5,021
Agenus, Inc.(x)*	5,462	13,382
AgeX Therapeutics, Inc.(x)*	1,090	1,014
Agios Pharmaceuticals, Inc.*	398	14,121
Aimmune Therapeutics, Inc.(x)*	2,484	35,819
Akcea Therapeutics, Inc.(x)*	632	9,038
Akero Therapeutics, Inc.*	328	6,954
Albireo Pharma, Inc.*	644	10,542
Aldeyra Therapeutics, Inc.*	895	2,211
Alector, Inc.*	1,853	44,713
Allakos, Inc.(x)*	1,089	48,450
Allogene Therapeutics, Inc.(x)*	8,887	172,763
Alnylam Pharmaceuticals, Inc.*	4,961	540,005
Amicus Therapeutics, Inc.*	14,040	129,730
AnaptysBio, Inc.*	1,266	17,889
Anavex Life Sciences Corp.(x)*	2,611	8,225
Apellis Pharmaceuticals, Inc.*	8,534	228,626
Applied Therapeutics, Inc.(x)*	322	10,526
Aprea Therapeutics, Inc.*	268	9,316
Arcutis Biotherapeutics, Inc.*	503	14,989
Arena Pharmaceuticals, Inc.*	6,076	255,192
Argenx SE (ADR)*	2,661	350,534
Arrowhead Pharmaceuticals, Inc.*	5,487	157,861
Ascendis Pharma A/S (ADR)*	5,999	675,547
Assembly Biosciences, Inc.*	126	1,869
Atara Biotherapeutics, Inc.*	2,621	22,305
Athenex, Inc.*	3,827	29,621
Athersys, Inc.(x)*	7,719	23,157
Atreca, Inc., Class A(x)*	679	11,237
Avid Bioservices, Inc.*	2,635	13,465
Avrobio, Inc.*	1,343	20,897
Axcella Health, Inc.*	417	1,426
Beam Therapeutics, Inc.*	637	11,466
BeiGene Ltd. (ADR)*	1,079	132,836
Beyondspring, Inc.(x)*	796	10,197
BioCryst Pharmaceuticals, Inc.(x)*	6,659	13,318
Biohaven Pharmaceutical Holding Co. Ltd.*	7,404	251,958
BioSpecifics Technologies Corp.*	368	20,818
Bioxcel Therapeutics, Inc.(x)*	367	8,202
Black Diamond Therapeutics, Inc.(x)*	475	11,851
Blueprint Medicines Corp.*	6,229	364,272
Bridgebio Pharma, Inc.(x)*	3,244	94,076
Cabaletta Bio, Inc.*	338	2,467
Calithera Biosciences, Inc.*	270	1,199
Calyxt, Inc.(x)*	482	1,605
CareDx, Inc.*	2,048	44,708
CASI Pharmaceuticals, Inc.(x)*	2,285	4,661
Castle Biosciences, Inc.(x)*	375	11,179
Catalyst Pharmaceuticals, Inc.*	5,658	21,783
Celcuity, Inc.*	319	2,073
Cellular Biomedicine Group, Inc.(x)*	445	7,040
CEL-SCI Corp.(x)*	1,714	19,780
Centogene NV*	68	1,360
Checkpoint Therapeutics, Inc.(x)*	1,937	2,925
ChemoCentryx, Inc.*	2,235	89,802
Clovis Oncology, Inc.(x)*	2,951	18,768
Coherus Biosciences, Inc.*	12,444	201,842
Constellation Pharmaceuticals, Inc.*	941	29,576
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,806	19,943
Cortexyme, Inc.(x)*	593	27,047
Crinetics Pharmaceuticals, Inc.(x)*	570	8,379
Cue Biopharma, Inc.*	998	14,162
Cyclerion Therapeutics, Inc.*	1,158	3,069
Cytokinetics, Inc.*	2,803	33,047
CytomX Therapeutics, Inc.*	2,323	17,817
Deciphera Pharmaceuticals, Inc.*	11,918	490,664
Denali Therapeutics, Inc.*	2,768	48,468
Dicerna Pharmaceuticals, Inc.*	2,943	54,063
Dynavax Technologies Corp.(x)*	3,755	13,255
Eagle Pharmaceuticals, Inc.*	521	23,966
Editas Medicine, Inc.*	2,852	56,555
Eidos Therapeutics, Inc.(x)*	624	30,570
Eiger BioPharmaceuticals, Inc.*	1,209	8,221
Emergent BioSolutions, Inc.*	8,701	503,440
Enanta Pharmaceuticals, Inc.*	1,020	52,459
Enochian Biosciences, Inc.(x)*	424	1,272
Epizyme, Inc.*	3,018	46,809
Esperion Therapeutics, Inc.(x)*	1,362	42,944
Evelo Biosciences, Inc.(x)*	149	559
Exact Sciences Corp.*	22,078	1,280,524
Exelixis, Inc.*	6,739	116,046
Fate Therapeutics, Inc.*	3,331	73,981
FibroGen, Inc.*	3,875	134,656
Flexion Therapeutics, Inc.(x)*	2,081	16,377
Forty Seven, Inc.*	1,385	132,157
Frequency Therapeutics, Inc.(x)*	244	4,346
G1 Therapeutics, Inc.*	1,013	11,163
Galapagos NV*	2,833	562,131
Galapagos NV (ADR)*	205	40,164
Galectin Therapeutics, Inc.(x)*	1,996	3,912
Global Blood Therapeutics, Inc.*	7,478	382,051
GlycoMimetics, Inc.*	1,746	3,981
Gossamer Bio, Inc.*	7,982	81,017
Gritstone Oncology, Inc.(x)*	297	1,729
Halozyme Therapeutics, Inc.*	7,386	132,874
Harpoon Therapeutics, Inc.(x)*	150	1,737
Heron Therapeutics, Inc.*	27,786	326,208
Homology Medicines, Inc.*	1,256	19,518
Hookipa Pharma, Inc.*	540	4,455
IGM Biosciences, Inc.*	200	11,230
ImmunoGen, Inc.*	4,658	15,884
Immunomedics, Inc.*	9,476	127,736
Inovio Pharmaceuticals, Inc.(x)*	5,211	38,770
Insmed, Inc.*	9,992	160,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Intellia Therapeutics, Inc.(x)*	1,415	$17,305
Intercept Pharmaceuticals, Inc.(x)*	1,382	87,011
Invitae Corp.(x)*	4,769	65,192
Ionis Pharmaceuticals, Inc.*	12,633	597,288
Iovance Biotherapeutics, Inc.*	23,221	695,121
Ironwood Pharmaceuticals, Inc.*	8,583	86,602
Kadmon Holdings, Inc.*	8,838	37,031
KalVista Pharmaceuticals, Inc.*	603	4,613
Karuna Therapeutics, Inc.(x)*	457	32,904
Karyopharm Therapeutics, Inc.(x)*	3,301	63,412
Kezar Life Sciences, Inc.*	54	235
Kindred Biosciences, Inc.*	1,912	7,648
Kiniksa Pharmaceuticals Ltd., Class A(x)*	677	10,480
Kodiak Sciences, Inc.(x)*	3,484	166,187
Krystal Biotech, Inc.*	537	23,220
Kura Oncology, Inc.*	2,036	20,258
La Jolla Pharmaceutical Co.(x)*	1,065	4,473
Lexicon Pharmaceuticals, Inc.(x)*	1,977	3,855
Ligand Pharmaceuticals, Inc.(x)*	144	10,472
LogicBio Therapeutics, Inc.(x)*	418	2,065
MacroGenics, Inc.*	1,154	6,716
Madrigal Pharmaceuticals, Inc.(x)*	1,851	123,573
Magenta Therapeutics, Inc.(x)*	1,006	6,318
MannKind Corp.(x)*	9,473	9,757
Marker Therapeutics, Inc.(x)*	1,396	2,652
MediciNova, Inc.(x)*	2,161	8,039
MEI Pharma, Inc.*	4,818	7,757
MeiraGTx Holdings plc*	1,095	14,717
Millendo Therapeutics, Inc.*	659	3,480
Minerva Neurosciences, Inc.*	1,241	7,471
Mirati Therapeutics, Inc.*	1,631	125,375
Mirum Pharmaceuticals, Inc.(x)*	207	2,898
Moderna, Inc.*	11,093	332,235
Molecular Templates, Inc.*	647	8,599
Momenta Pharmaceuticals, Inc.*	6,221	169,211
Morphic Holding, Inc.(x)*	418	6,136
Mustang Bio, Inc.*	1,433	3,840
Myriad Genetics, Inc.*	430	6,153
Natera, Inc.*	3,421	102,151
Neurocrine Biosciences, Inc.*	9,778	846,286
NextCure, Inc.*	5,136	190,392
Novavax, Inc.(x)*	5,182	70,372
Oncocyte Corp.*	1,110	2,719
Organogenesis Holdings, Inc.*	543	1,754
Oyster Point Pharma, Inc.*	229	8,015
Palatin Technologies, Inc.(x)*	10,696	4,531
Pfenex, Inc.*	18,923	166,901
PhaseBio Pharmaceuticals, Inc.(x)*	708	2,343
Pieris Pharmaceuticals, Inc.*	2,398	5,467
Portola Pharmaceuticals, Inc.(x)*	4,203	29,967
Precigen, Inc.(x)*	955	3,247
Precision BioSciences, Inc.(x)*	2,204	13,290
Prevail Therapeutics, Inc.*	551	6,717
Principia Biopharma, Inc.*	956	56,767
Progenics Pharmaceuticals, Inc.*	5,138	19,524
Protagonist Therapeutics, Inc.*	560	3,954
PTC Therapeutics, Inc.*	19,011	848,081
Puma Biotechnology, Inc.*	1,589	13,411
Ra Pharmaceuticals, Inc.*	1,909	91,651
Radius Health, Inc.*	2,445	31,785
RAPT Therapeutics, Inc.*	72	1,531
REGENXBIO, Inc.*	1,847	59,806
Replimune Group, Inc.*	670	6,680
Retrophin, Inc.*	2,333	34,038
REVOLUTION Medicines, Inc.*	558	12,226
Rhythm Pharmaceuticals, Inc.*	1,678	25,539
Rigel Pharmaceuticals, Inc.*	7,849	12,244
Rocket Pharmaceuticals, Inc.*	1,634	22,794
Rubius Therapeutics, Inc.(x)*	1,804	8,028
Sage Therapeutics, Inc.*	2,827	81,191
Sangamo Therapeutics, Inc.*	4,438	28,270
Sarepta Therapeutics, Inc.*	7,051	689,729
Savara, Inc.(x)*	1,759	3,729
Scholar Rock Holding Corp.*	890	10,778
Seattle Genetics, Inc.*	9,294	1,072,342
Seres Therapeutics, Inc.*	1,814	6,476
Solid Biosciences, Inc.*	123	294
Sorrento Therapeutics, Inc.(x)*	7,976	14,676
Spectrum Pharmaceuticals, Inc.*	5,286	12,316
SpringWorks Therapeutics, Inc.*	427	11,529
Stemline Therapeutics, Inc.*	2,861	13,847
Stoke Therapeutics, Inc.*	797	18,251
Sutro Biopharma, Inc.*	113	1,153
Syndax Pharmaceuticals, Inc.*	1,165	12,780
Syros Pharmaceuticals, Inc.(x)*	1,785	10,585
TCR2 Therapeutics, Inc.(x)*	62	480
TG Therapeutics, Inc.*	4,246	41,781
Tocagen, Inc.(x)*	1,097	1,338
Translate Bio, Inc.(x)*	1,978	19,721
Turning Point Therapeutics, Inc.*	1,449	64,712
Twist Bioscience Corp.*	1,494	45,687
Tyme Technologies, Inc.(x)*	3,086	3,395
Ultragenyx Pharmaceutical, Inc.*	7,393	328,471
UNITY Biotechnology, Inc.(x)*	969	5,620
UroGen Pharma Ltd.(x)*	967	17,251
Vanda Pharmaceuticals, Inc.*	2,972	30,790
VBI Vaccines, Inc.(x)*	7,064	6,711
Veracyte, Inc.*	2,600	63,206
Vericel Corp.*	2,568	23,549
Viela Bio, Inc.*	217	8,246
Viking Therapeutics, Inc.(x)*	337	1,577
Vir Biotechnology, Inc.(x)*	365	12,509
Voyager Therapeutics, Inc.*	1,246	11,401
X4 Pharmaceuticals, Inc.*	756	7,560
XBiotech, Inc.*	660	7,009
Xencor, Inc.*	2,600	77,688
Y-mAbs Therapeutics, Inc.*	1,308	34,139
ZIOPHARM Oncology, Inc.(x)*	10,287	25,203

		18,255,290

Health Care Equipment & Supplies (7.9%)
ABIOMED, Inc.*	5,730	831,767
Accuray, Inc.*	4,506	8,561
Alphatec Holdings, Inc.*	1,749	6,034
Antares Pharma, Inc.*	9,563	22,569
Apyx Medical Corp.*	204	732
AtriCure, Inc.*	2,095	70,371
Atrion Corp.	81	52,650
Axogen, Inc.*	2,020	21,008
Axonics Modulation Technologies, Inc.(x)*	1,052	26,731
BioLife Solutions, Inc.*	346	3,287
BioSig Technologies, Inc.(x)*	809	3,390
Cantel Medical Corp.	1,156	41,500
Cardiovascular Systems, Inc.*	1,903	67,005
Cerus Corp.*	7,555	35,131
Conformis, Inc.(x)*	3,297	2,077
CONMED Corp.	1,495	85,619
CryoLife, Inc.*	1,996	33,772
CryoPort, Inc.(x)*	1,775	30,299
Cutera, Inc.*	711	9,286
CytoSorbents Corp.(x)*	1,609	12,438
DexCom, Inc.*	10,551	2,841,068
Envista Holdings Corp.*	5,131	76,657
GenMark Diagnostics, Inc.*	3,494	14,395
Glaukos Corp.(x)*	2,141	66,071
Globus Medical, Inc., Class A*	4,168	177,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Haemonetics Corp.*	3,944	$393,059
Heska Corp.*	358	19,797
Hill-Rom Holdings, Inc.	1,903	191,442
ICU Medical, Inc.*	326	65,777
Inogen, Inc.*	1,028	53,107
Insulet Corp.*	13,948	2,310,905
Integer Holdings Corp.*	7,177	451,146
IntriCon Corp.(x)*	428	5,038
iRadimed Corp.*	222	4,740
iRhythm Technologies, Inc.*	12,918	1,050,879
Lantheus Holdings, Inc.*	2,183	27,855
LeMaitre Vascular, Inc.	719	17,918
LivaNova plc*	2,103	95,161
Masimo Corp.*	2,593	459,272
Meridian Bioscience, Inc.*	196	1,646
Merit Medical Systems, Inc.*	2,940	91,875
Mesa Laboratories, Inc.	220	49,740
Misonix, Inc.*	484	4,559
Natus Medical, Inc.*	1,809	41,842
Neogen Corp.*	6,120	409,979
Neuronetics, Inc.*	698	1,319
Nevro Corp.*	4,840	483,903
Novocure Ltd.*	7,622	513,266
NuVasive, Inc.*	2,848	144,280
Orthofix Medical, Inc.*	804	22,520
OrthoPediatrics Corp.*	571	22,634
Penumbra, Inc.*	7,345	1,184,969
Pulse Biosciences, Inc.(x)*	585	4,189
Quidel Corp.*	1,961	191,805
Rockwell Medical, Inc.(x)*	4,245	8,702
Senseonics Holdings, Inc.(x)*	6,485	4,108
Shockwave Medical, Inc.*	1,358	45,059
SI-BONE, Inc.*	937	11,197
Sientra, Inc.*	1,665	3,313
Silk Road Medical, Inc.*	910	28,647
Soliton, Inc.(x)*	265	2,147
STAAR Surgical Co.*	2,442	78,779
STERIS plc	286	40,031
Surmodics, Inc.*	676	22,524
Tactile Systems Technology, Inc.*	991	39,799
Tandem Diabetes Care, Inc.*	18,497	1,190,282
TransEnterix, Inc.*	490	172
TransMedics Group, Inc.*	815	9,845
Utah Medical Products, Inc.	152	14,296
Vapotherm, Inc.*	876	16,495
Varex Imaging Corp.*	840	19,076
ViewRay, Inc.(x)*	6,406	16,015
West Pharmaceutical Services, Inc.	3,052	464,667
Wright Medical Group NV*	6,916	198,143
Zynex, Inc.(x)*	802	8,878

		15,076,480

Health Care Providers & Services (2.3%)
1Life Healthcare, Inc.*	584	10,600
Addus HomeCare Corp.*	687	46,441
Amedisys, Inc.*	4,444	815,652
American Renal Associates Holdings, Inc.*	377	2,492
AMN Healthcare Services, Inc.*	2,523	145,855
Apollo Medical Holdings, Inc.(x)*	417	5,388
Avalon GloboCare Corp.(x)*	976	1,513
BioTelemetry, Inc.*	1,849	71,205
Catasys, Inc.(x)*	366	5,574
Chemed Corp.	857	371,252
CorVel Corp.*	495	26,983
Cross Country Healthcare, Inc.*	263	1,773
Encompass Health Corp.	2,728	174,674
Ensign Group, Inc. (The)	2,777	104,443
Exagen, Inc.(x)*	126	2,008
Genesis Healthcare, Inc.*	4,182	3,524
Guardant Health, Inc.*	9,257	644,287
Hanger, Inc.*	302	4,705
HealthEquity, Inc.*	16,676	843,639
Joint Corp. (The)*	676	7,335
LHC Group, Inc.*	1,650	231,330
Magellan Health, Inc.*	621	29,876
Molina Healthcare, Inc.*	2,595	362,547
National Research Corp.	657	29,880
Option Care Health, Inc.*	138	1,307
Pennant Group, Inc. (The)*	1,295	18,337
PetIQ, Inc.*	1,100	25,553
Progyny, Inc.(x)*	273	5,785
Providence Service Corp. (The)*	634	34,794
R1 RCM, Inc.*	5,737	52,149
RadNet, Inc.*	2,345	24,646
Select Medical Holdings Corp.*	6,032	90,480
Surgery Partners, Inc.*	89	581
Tenet Healthcare Corp.*	5,281	76,046
US Physical Therapy, Inc.	710	48,990

		4,321,644

Health Care Technology (2.0%)
Castlight Health, Inc., Class B(x)*	5,196	3,757
Change Healthcare, Inc.*	6,344	63,377
Evolent Health, Inc., Class A*	884	4,800
Health Catalyst, Inc.*	926	24,215
HealthStream, Inc.*	516	12,358
HMS Holdings Corp.*	4,815	121,675
Inovalon Holdings, Inc., Class A*	4,037	67,256
Inspire Medical Systems, Inc.*	5,224	314,903
Livongo Health, Inc.(x)*	17,550	500,702
NextGen Healthcare, Inc.*	3,059	31,936
Omnicell, Inc.*	2,273	149,063
OptimizeRx Corp.(x)*	702	6,360
Phreesia, Inc.*	9,250	194,528
Schrodinger, Inc.*	643	27,726
Simulations Plus, Inc.	607	21,196
Tabula Rasa HealthCare, Inc.(x)*	1,085	56,735
Teladoc Health, Inc.(x)*	8,550	1,325,336
Veeva Systems, Inc., Class A*	5,244	820,004
Vocera Communications, Inc.(x)*	1,726	36,660

		3,782,587

Life Sciences Tools & Services (2.2%)
10X Genomics, Inc., Class A*	6,834	425,895
Accelerate Diagnostics, Inc.(x)*	1,410	11,745
Adaptive Biotechnologies Corp.*	2,616	72,672
Agilent Technologies, Inc.	5,622	402,648
Avantor, Inc.*	12,312	153,777
Bio-Techne Corp.	2,094	397,064
Bruker Corp.	5,627	201,784
Charles River Laboratories International, Inc.*	2,655	335,088
ChromaDex Corp.(x)*	2,868	9,350
Codexis, Inc.*	2,891	32,264
Fluidigm Corp.*	3,571	9,070
ICON plc*	3,091	420,376
Medpace Holdings, Inc.*	1,514	111,097
NanoString Technologies, Inc.*	1,641	39,466
NeoGenomics, Inc.*	19,726	544,635
Pacific Biosciences of California, Inc.*	7,577	23,186
PerkinElmer, Inc.	1,338	100,725
Personalis, Inc.*	717	5,786
PPD, Inc.*	2,215	39,449
PRA Health Sciences, Inc.*	3,462	287,484
Quanterix Corp.(x)*	661	12,143
Repligen Corp.*	5,734	553,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Syneos Health, Inc.*	299	$11,787

		4,201,051

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.(x)*	1,345	1,587
Acer Therapeutics, Inc.(x)*	185	368
Aerie Pharmaceuticals, Inc.(x)*	2,316	31,266
Akorn, Inc.*	558	313
Amneal Pharmaceuticals, Inc.*	7,025	24,447
Amphastar Pharmaceuticals, Inc.*	2,016	29,917
ANI Pharmaceuticals, Inc.*	472	19,229
Arvinas, Inc.*	1,129	45,499
Axsome Therapeutics, Inc.*	1,482	87,186
Baudax Bio, Inc.(x)*	396	982
BioDelivery Sciences International, Inc.*	4,219	15,990
Cara Therapeutics, Inc.(x)*	1,963	25,931
Cerecor, Inc.*	1,106	2,743
Chiasma, Inc.(x)*	1,731	6,318
Collegium Pharmaceutical, Inc.(x)*	12,283	200,581
Corcept Therapeutics, Inc.*	5,313	63,172
CorMedix, Inc.(x)*	1,217	4,369
Cymabay Therapeutics, Inc.*	3,556	5,263
Elanco Animal Health, Inc.*	23,571	527,755
Eloxx Pharmaceuticals, Inc.(x)*	1,137	2,229
Endo International plc*	652	2,412
Evofem Biosciences, Inc.(x)*	695	3,697
Evolus, Inc.(x)*	1,010	4,192
EyePoint Pharmaceuticals, Inc.(x)*	2,084	2,126
Fulcrum Therapeutics, Inc.*	493	5,886
GW Pharmaceuticals plc (ADR)(x)*	4,300	376,551
Horizon Therapeutics plc*	1,197	35,455
Innoviva, Inc.*	3,523	41,431
Intersect ENT, Inc.*	1,586	18,794
Intra-Cellular Therapies, Inc.*	1,485	22,824
Jazz Pharmaceuticals plc*	2,711	270,395
Kala Pharmaceuticals, Inc.(x)*	591	5,195
Kaleido Biosciences, Inc.(x)*	535	3,290
Liquidia Technologies, Inc.*	693	3,264
Marinus Pharmaceuticals, Inc.*	5,527	11,220
MyoKardia, Inc.*	2,446	114,669
Nektar Therapeutics*	1,484	26,489
NGM Biopharmaceuticals, Inc.(x)*	1,351	16,658
Ocular Therapeutix, Inc.*	2,185	10,816
Odonate Therapeutics, Inc.*	5,184	143,130
Omeros Corp.(x)*	2,820	37,703
Optinose, Inc.(x)*	1,286	5,774
Pacira BioSciences, Inc.*	2,258	75,711
Paratek Pharmaceuticals, Inc.(x)*	1,694	5,336
Phathom Pharmaceuticals, Inc.*	427	11,025
Phibro Animal Health Corp., Class A	1,111	26,853
Reata Pharmaceuticals, Inc., Class A*	3,642	525,686
Recro Pharma, Inc.*	991	8,097
resTORbio, Inc.(x)*	13	13
Revance Therapeutics, Inc.*	28,897	427,676
Satsuma Pharmaceuticals, Inc.*	208	4,476
SIGA Technologies, Inc.(x)*	3,401	16,257
Supernus Pharmaceuticals, Inc.*	2,803	50,426
TherapeuticsMD, Inc.(x)*	34,030	36,072
Theravance Biopharma, Inc.(x)*	2,708	62,582
Tricida, Inc.*	1,216	26,752
Verrica Pharmaceuticals, Inc.(x)*	267	2,918
WaVe Life Sciences Ltd.(x)*	926	8,677
Xeris Pharmaceuticals, Inc.*	1,863	3,633
Zogenix, Inc.*	2,362	58,412
Zynerba Pharmaceuticals, Inc.(x)*	1,166	4,466

		3,612,184

Total Health Care		49,249,236

Industrials (14.9%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	2,817	117,835
AeroVironment, Inc.*	1,170	71,323
Astronics Corp.*	1,191	10,933
Axon Enterprise, Inc.*	16,451	1,164,237
BWX Technologies, Inc.	7,297	355,437
Cubic Corp.	10,457	431,979
Ducommun, Inc.*	96	2,386
Hexcel Corp.	4,287	159,434
Huntington Ingalls Industries, Inc.	1,751	319,050
Kratos Defense & Security Solutions, Inc.*	26,863	371,784
L3Harris Technologies, Inc.	3,337	601,060
Mercury Systems, Inc.*	9,174	654,473
Moog, Inc., Class A	1,486	75,088
National Presto Industries, Inc.	24	1,699
Parsons Corp.*	1,052	33,622
Spirit AeroSystems Holdings, Inc., Class A	5,113	122,354
Triumph Group, Inc.	637	4,306

		4,497,000

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,244	59,300
Forward Air Corp.	1,556	78,812
Radiant Logistics, Inc.*	2,009	7,775
XPO Logistics, Inc.*	2,932	142,935

		288,822

Airlines (0.4%)
Alaska Air Group, Inc.	3,047	86,748
Allegiant Travel Co.	4,734	387,241
JetBlue Airways Corp.*	1,547	13,846
Mesa Air Group, Inc.*	763	2,510
Spirit Airlines, Inc.(x)*	22,652	291,985

		782,330

Building Products (2.0%)
AAON, Inc.	2,252	108,817
Advanced Drainage Systems, Inc.	2,383	70,155
Allegion plc	3,856	354,829
American Woodmark Corp.*	929	42,334
AO Smith Corp.	1,223	46,242
Apogee Enterprises, Inc.	1,272	26,483
Armstrong World Industries, Inc.	8,221	652,912
Builders FirstSource, Inc.*	5,828	71,276
CSW Industrials, Inc.	795	51,556
Fortune Brands Home & Security, Inc.	2,450	105,962
JELD-WEN Holding, Inc.*	3,353	32,625
Lennox International, Inc.	1,763	320,496
Masonite International Corp.*	1,288	61,116
Patrick Industries, Inc.	874	24,612
PGT Innovations, Inc.*	1,435	12,040
Simpson Manufacturing Co., Inc.	2,457	152,285
Trane Technologies plc	10,305	851,090
Trex Co., Inc.*	8,593	688,643
Universal Forest Products, Inc.	2,896	107,702

		3,781,175

Commercial Services & Supplies (2.0%)
Advanced Disposal Services, Inc.*	3,742	122,738
Brady Corp., Class A	2,175	98,158
Brink’s Co. (The)	6,217	323,595
Casella Waste Systems, Inc., Class A*	2,508	97,962
CECO Environmental Corp.*	137	640
Cimpress plc(x)*	1,035	55,062
Copart, Inc.*	13,133	899,873
Covanta Holding Corp.	6,361	54,387
Deluxe Corp.	136	3,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Harsco Corp.*	4,234	$29,511
Healthcare Services Group, Inc.	17,184	410,869
Heritage-Crystal Clean, Inc.*	548	8,899
Herman Miller, Inc.	3,237	71,861
HNI Corp.	1,835	46,224
IAA, Inc.*	6,669	199,803
Interface, Inc.	3,004	22,710
KAR Auction Services, Inc.	6,454	77,448
Kimball International, Inc., Class B	1,829	21,783
Knoll, Inc.	2,658	27,431
McGrath RentCorp	879	46,042
Mobile Mini, Inc.	829	21,745
MSA Safety, Inc.	1,934	195,721
Pitney Bowes, Inc.	4,012	8,184
Rollins, Inc.	7,800	281,892
Steelcase, Inc., Class A	1,083	10,689
Tetra Tech, Inc.	2,988	211,013
US Ecology, Inc.	11,844	360,058
Viad Corp.	1,168	24,797
VSE Corp.	30	492

		3,733,113

Construction & Engineering (0.9%)
Arcosa, Inc.	11,000	437,140
Argan, Inc.	645	22,298
Comfort Systems USA, Inc.	2,002	73,173
Construction Partners, Inc., Class A*	350	5,911
Dycom Industries, Inc.*	1,334	34,217
EMCOR Group, Inc.	2,291	140,484
Granite Construction, Inc.	16,361	248,360
Great Lakes Dredge & Dock Corp.*	3,130	25,979
IES Holdings, Inc.*	192	3,389
Jacobs Engineering Group, Inc.	5,050	400,314
MasTec, Inc.*	3,292	107,747
MYR Group, Inc.*	935	24,488
NV5 Global, Inc.*	526	21,719
Primoris Services Corp.	1,726	27,443
Quanta Services, Inc.	1,819	57,717
Sterling Construction Co., Inc.*	317	3,011
WillScot Corp.*	1,799	18,224

		1,651,614

Electrical Equipment (0.7%)
Acuity Brands, Inc.	593	50,796
Allied Motion Technologies, Inc.	365	8,650
American Superconductor Corp.(x)*	289	1,584
AMETEK, Inc.	5,313	382,642
Atkore International Group, Inc.*	2,638	55,583
AZZ, Inc.	500	14,060
Energous Corp.(x)*	1,470	1,092
EnerSys	1,534	75,964
Generac Holdings, Inc.*	3,350	312,120
Hubbell, Inc.	1,643	188,518
Plug Power, Inc.(x)*	16,523	58,491
Sensata Technologies Holding plc*	3,626	104,900
Sunrun, Inc.*	6,209	62,711
Thermon Group Holdings, Inc.*	445	6,706
TPI Composites, Inc.*	1,496	22,111
Vicor Corp.*	959	42,714
Vivint Solar, Inc.(x)*	2,251	9,837

		1,398,479

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,147	770,096
Raven Industries, Inc.	1,997	42,396

		812,492

Machinery (3.5%)
Alamo Group, Inc.	467	41,460
Albany International Corp., Class A	1,683	79,656
Allison Transmission Holdings, Inc.	6,011	196,019
Barnes Group, Inc.	348	14,557
Blue Bird Corp.*	405	4,427
Chart Industries, Inc.*	2,014	58,366
Columbus McKinnon Corp.	825	20,625
Donaldson Co., Inc.	6,951	268,517
Douglas Dynamics, Inc.	1,240	44,032
Energy Recovery, Inc.(x)*	1,942	14,448
Enerpac Tool Group Corp.	1,366	22,607
EnPro Industries, Inc.	87	3,443
ESCO Technologies, Inc.	1,318	100,049
Evoqua Water Technologies Corp.*	4,299	48,192
Federal Signal Corp.	3,091	84,322
Flowserve Corp.	1,571	37,531
Franklin Electric Co., Inc.	2,403	113,253
Gencor Industries, Inc.*	85	893
Gorman-Rupp Co. (The)	166	5,181
Graco, Inc.	9,086	442,761
Helios Technologies, Inc.	1,619	61,392
Hillenbrand, Inc.	2,290	43,762
IDEX Corp.	5,458	753,804
Ingersoll Rand, Inc.*	26,307	652,414
John Bean Technologies Corp.	1,710	127,002
Kadant, Inc.	590	44,044
Kennametal, Inc.	18,600	346,332
LB Foster Co., Class A*	47	581
Lincoln Electric Holdings, Inc.	3,046	210,174
Lindsay Corp.	995	91,122
Luxfer Holdings plc	1,505	21,281
Mayville Engineering Co., Inc.*	323	1,980
Meritor, Inc.*	3,156	41,817
Middleby Corp. (The)*	3,054	173,712
Miller Industries, Inc.	51	1,442
Mueller Industries, Inc.	1,641	39,286
Mueller Water Products, Inc., Class A	5,077	40,667
Nordson Corp.	7,071	955,080
Omega Flex, Inc.	153	12,913
Proto Labs, Inc.*	1,482	112,825
RBC Bearings, Inc.*	1,330	150,011
REV Group, Inc.	248	1,034
Rexnord Corp.	674	15,280
Spartan Motors, Inc.	1,436	18,539
SPX Corp.*	1,971	64,333
Tennant Co.	959	55,574
Terex Corp.	2,659	38,183
Toro Co. (The)	5,894	383,640
WABCO Holdings, Inc.*	2,359	318,583
Watts Water Technologies, Inc., Class A	854	72,291
Welbilt, Inc.*	7,244	37,162
Woodward, Inc.	2,485	147,708

		6,634,307

Marine (0.0%)
Scorpio Bulkers, Inc.	504	1,275

Professional Services (1.2%)
ASGN, Inc.*	2,461	86,923
Barrett Business Services, Inc.	441	17,481
BG Staffing, Inc.	226	1,690
CoStar Group, Inc.*	2,161	1,268,961
CRA International, Inc.	96	3,207
Exponent, Inc.	2,834	203,793
Forrester Research, Inc.*	651	19,029
Franklin Covey Co.*	497	7,723
FTI Consulting, Inc.*	191	22,876
Heidrick & Struggles International, Inc.	105	2,363
Huron Consulting Group, Inc.*	143	6,486
ICF International, Inc.	645	44,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Insperity, Inc.	2,030	$75,719
Kforce, Inc.	1,117	28,562
Korn Ferry	3,051	74,200
Mistras Group, Inc.*	148	630
Resources Connection, Inc.	506	5,551
Robert Half International, Inc.	6,245	235,749
TriNet Group, Inc.*	2,407	90,648
Upwork, Inc.*	3,342	21,556
Willdan Group, Inc.*	513	10,963

		2,228,421

Road & Rail (0.6%)
Avis Budget Group, Inc.(x)*	3,157	43,882
Heartland Express, Inc.	146	2,711
Kansas City Southern	3,300	419,694
Knight-Swift Transportation Holdings, Inc.	12,186	399,701
Landstar System, Inc.	1,957	187,598
PAM Transportation Services, Inc.*	67	2,060
Saia, Inc.*	855	62,877
Universal Logistics Holdings, Inc,	425	5,568

		1,124,091

Trading Companies & Distributors (0.7%)
Air Lease Corp.	505	11,181
Applied Industrial Technologies, Inc.	2,112	96,561
Beacon Roofing Supply, Inc.*	14,999	248,083
EVI Industries, Inc.(x)*	232	3,661
Foundation Building Materials, Inc.*	312	3,210
General Finance Corp.*	301	1,878
GMS, Inc.*	926	14,566
H&E Equipment Services, Inc.	1,282	18,820
Herc Holdings, Inc.*	92	1,882
Kaman Corp.	207	7,963
Lawson Products, Inc.*	215	5,745
MRC Global, Inc.*	384	1,636
SiteOne Landscape Supply, Inc.*	7,610	560,248
Systemax, Inc.	473	8,386
Transcat, Inc.*	453	12,005
United Rentals, Inc.*	750	77,175
Univar Solutions, Inc.*	26,400	283,008
Willis Lease Finance Corp.*	18	479

		1,356,487

Total Industrials		28,289,606

Information Technology (28.1%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	2,083	139,936
Calix, Inc.*	1,210	8,567
Cambium Networks Corp.*	127	711
Casa Systems, Inc.*	1,471	5,149
Ciena Corp.*	10,149	404,032
Clearfield, Inc.*	572	6,778
DASAN Zhone Solutions, Inc.*	390	1,634
Extreme Networks, Inc.*	6,045	18,679
InterDigital, Inc.	1,724	76,942
Plantronics, Inc.(x)	1,972	19,838
Ubiquiti, Inc.	472	66,826
ViaSat, Inc.*	8,346	299,788
Viavi Solutions, Inc.*	44,451	498,296

		1,547,176

Electronic Equipment, Instruments & Components (1.6%)
Airgain, Inc.*	477	3,525
Akoustis Technologies, Inc.(x)*	1,505	8,082
Badger Meter, Inc.	1,573	84,313
Coda Octopus Group, Inc.(x)*	239	1,341
Cognex Corp.	9,036	381,500
Dolby Laboratories, Inc., Class A	429	23,256
ePlus, Inc.*	652	40,828
Fabrinet*	1,836	100,172
FARO Technologies, Inc.*	882	39,249
Fitbit, Inc., Class A*	2,922	19,461
FLIR Systems, Inc.	573	18,273
II-VI, Inc.*	3,183	90,716
Insight Enterprises, Inc.*	711	29,954
IPG Photonics Corp.*	2,320	255,850
Iteris, Inc.*	2,024	6,477
Itron, Inc.*	1,880	104,960
Jabil, Inc.	1,753	43,089
Kimball Electronics, Inc.*	66	721
Littelfuse, Inc.	2,685	358,233
MTS Systems Corp.	310	6,975
Napco Security Technologies, Inc.*	593	8,996
National Instruments Corp.	376	12,438
nLight, Inc.*	1,673	17,550
Novanta, Inc.*	7,565	604,292
OSI Systems, Inc.*	935	64,440
PAR Technology Corp.(x)*	598	7,690
Plexus Corp.*	203	11,076
Rogers Corp.*	1,017	96,025
Sanmina Corp.*	869	23,706
Trimble, Inc.*	2,381	75,787
Vishay Precision Group, Inc.*	410	8,233
Wrap Technologies, Inc.(x)*	394	1,678
Zebra Technologies Corp., Class A*	2,947	541,069

		3,089,955

IT Services (4.8%)
Alliance Data Systems Corp.	220	7,403
Black Knight, Inc.*	7,916	459,603
Booz Allen Hamilton Holding Corp.	7,507	515,281
Brightcove, Inc.*	2,364	16,477
Cardtronics plc, Class A*	1,629	34,079
Cass Information Systems, Inc.	728	25,596
CoreLogic, Inc.	238	7,269
CSG Systems International, Inc.	1,806	75,581
Endurance International Group Holdings, Inc.*	3,687	7,116
EPAM Systems, Inc.*	2,858	530,616
Euronet Worldwide, Inc.*	2,755	236,159
EVERTEC, Inc.	3,334	75,782
Evo Payments, Inc., Class A*	2,164	33,109
Exela Technologies, Inc.(x)*	1,709	350
ExlService Holdings, Inc.*	1,842	95,839
Genpact Ltd.	10,300	300,760
GoDaddy, Inc., Class A*	12,087	690,289
GTT Communications, Inc.(x)*	1,720	13,674
Hackett Group, Inc. (The)	1,364	17,350
I3 Verticals, Inc., Class A*	871	16,627
International Money Express, Inc.*	930	8,491
Jack Henry & Associates, Inc.	7,710	1,196,900
Leidos Holdings, Inc.	4,035	369,808
Limelight Networks, Inc.*	2,842	16,199
LiveRamp Holdings, Inc.*	7,000	230,440
ManTech International Corp., Class A	4,700	341,549
MAXIMUS, Inc.	3,484	202,769
MongoDB, Inc.*	2,335	318,821
NIC, Inc.	3,603	82,869
Okta, Inc.*	5,774	705,929
Paysign, Inc.(x)*	1,536	7,926
Perficient, Inc.*	1,713	46,405
Perspecta, Inc.	518	9,448
PRGX Global, Inc.*	1,124	3,147
Priority Technology Holdings, Inc.*	331	642
Repay Holdings Corp.*	21,200	304,220
Sabre Corp.	2,793	16,563
Science Applications International Corp.	3,168	236,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Square, Inc., Class A*	19,240	$1,007,791
Switch, Inc., Class A	3,233	46,652
TTEC Holdings, Inc.	944	34,664
Tucows, Inc., Class A(x)*	546	26,350
Unisys Corp.*	1,634	20,180
USA Technologies, Inc.(x)*	19,900	91,540
Verra Mobility Corp.*	6,877	49,102
Virtusa Corp.*	1,531	43,480
WEX, Inc.*	2,373	248,097
Wix.com Ltd.*	3,100	312,542

		9,137,912

Semiconductors & Semiconductor Equipment (5.1%)
Adesto Technologies Corp.(x)*	1,156	12,936
Advanced Energy Industries, Inc.*	2,097	101,683
Advanced Micro Devices, Inc.*	44,214	2,010,853
Ambarella, Inc.*	727	35,303
Brooks Automation, Inc.	3,447	105,133
Cabot Microelectronics Corp.	1,592	181,711
CEVA, Inc.*	1,144	28,520
Cree, Inc.*	4,706	166,875
Diodes, Inc.*	510	20,724
DSP Group, Inc.*	402	5,387
Enphase Energy, Inc.*	5,034	162,548
Entegris, Inc.	17,174	768,880
FormFactor, Inc.*	286	5,746
Ichor Holdings Ltd.*	258	4,943
Impinj, Inc.(x)*	1,009	16,860
Inphi Corp.*	7,425	587,837
Lattice Semiconductor Corp.*	58,813	1,048,048
Marvell Technology Group Ltd.	25,394	574,666
MaxLinear, Inc.*	3,575	41,720
MKS Instruments, Inc.	2,290	186,520
Monolithic Power Systems, Inc.	4,534	759,264
NVE Corp.	224	11,655
Onto Innovation, Inc.*	15,580	462,258
PDF Solutions, Inc.*	126	1,477
Power Integrations, Inc.	1,553	137,176
Semtech Corp.*	12,522	469,575
Silicon Laboratories, Inc.*	6,760	577,372
SiTime Corp.*	110	2,395
Teradyne, Inc.	9,207	498,743
Universal Display Corp.	4,691	618,180
Xperi Corp.	526	7,317

		9,612,305

Software (15.6%)
2U, Inc.*	8,439	179,076
8x8, Inc.*	5,321	73,749
A10 Networks, Inc.*	2,513	15,606
ACI Worldwide, Inc.*	6,311	152,411
Agilysys, Inc.*	1,059	17,685
Alarm.com Holdings, Inc.*	2,019	78,559
Altair Engineering, Inc., Class A(x)*	2,144	56,816
Alteryx, Inc., Class A*	9,928	944,848
American Software, Inc., Class A	1,079	15,333
Anaplan, Inc.*	16,594	502,134
ANSYS, Inc.*	1,630	378,926
Appfolio, Inc., Class A*	861	95,528
Appian Corp.(x)*	1,869	75,190
Aspen Technology, Inc.*	9,008	856,391
Avalara, Inc.*	11,275	841,115
Benefitfocus, Inc.*	1,531	13,641
Bill.Com Holdings, Inc.*	4,965	169,803
Blackbaud, Inc.	2,682	148,985
Blackline, Inc.*	2,371	124,738
Bottomline Technologies DE, Inc.*	2,385	87,410
Box, Inc., Class A*	8,033	112,783
CDK Global, Inc.	6,707	220,325
Ceridian HCM Holding, Inc.*	4,162	208,391
ChannelAdvisor Corp.*	1,398	10,150
Cloudera, Inc.(x)*	791	6,225
Cloudflare, Inc., Class A(x)*	19,800	464,904
CommVault Systems, Inc.*	2,301	93,144
Cornerstone OnDemand, Inc.*	3,134	99,505
Coupa Software, Inc.*	7,005	978,809
Datadog, Inc., Class A*	6,580	236,748
Digimarc Corp.*	558	7,282
Digital Turbine, Inc.*	4,658	20,076
DocuSign, Inc.*	8,717	805,451
Domo, Inc., Class B*	1,163	11,560
Dynatrace, Inc.*	20,965	499,806
Ebix, Inc.(x)	1,360	20,645
eGain Corp.*	1,051	7,704
Elastic NV*	2,982	166,425
Envestnet, Inc.*	9,050	486,709
Everbridge, Inc.*	1,821	193,682
Fair Isaac Corp.*	5,349	1,645,834
FireEye, Inc.*	11,006	116,443
Five9, Inc.*	3,277	250,559
ForeScout Technologies, Inc.*	2,375	75,026
Guidewire Software, Inc.*	17,722	1,405,532
HubSpot, Inc.*	8,501	1,132,248
Ideanomics, Inc.(x)*	5,048	6,764
Intelligent Systems Corp.(x)*	352	11,965
J2 Global, Inc.	2,549	190,793
LivePerson, Inc.*	3,411	77,600
Majesco*	458	2,501
Manhattan Associates, Inc.*	12,466	621,056
Medallia, Inc.*	3,046	61,042
MicroStrategy, Inc., Class A*	435	51,374
Mitek Systems, Inc.*	1,295	10,205
MobileIron, Inc.*	5,675	21,565
Model N, Inc.*	1,840	40,866
New Relic, Inc.*	2,777	128,408
Nutanix, Inc., Class A*	9,584	151,427
OneSpan, Inc.*	1,215	22,052
PagerDuty, Inc.(x)*	15,413	266,337
Paycom Software, Inc.*	2,714	548,255
Paylocity Holding Corp.*	6,201	547,672
Pegasystems, Inc.	2,104	149,868
Phunware, Inc.(x)*	1,552	1,048
Ping Identity Holding Corp.(x)*	705	14,114
Pluralsight, Inc., Class A*	13,879	152,391
Progress Software Corp.	2,478	79,296
Proofpoint, Inc.*	3,068	314,746
PROS Holdings, Inc.*	1,856	57,592
PTC, Inc.*	5,731	350,795
Q2 Holdings, Inc.*	7,396	436,808
QAD, Inc., Class A	368	14,694
Qualys, Inc.*	1,845	160,497
Rapid7, Inc.(x)*	2,705	117,208
RealPage, Inc.*	4,373	231,463
Rimini Street, Inc.*	1,018	4,164
RingCentral, Inc., Class A*	7,806	1,654,169
Rosetta Stone, Inc.*	168	2,355
SailPoint Technologies Holding, Inc.*	4,719	71,823
SharpSpring, Inc.(x)*	540	3,272
ShotSpotter, Inc.*	415	11,404
Slack Technologies, Inc., Class A*	37,974	1,019,222
Smartsheet, Inc., Class A*	16,042	665,903
SolarWinds Corp.*	684	10,718
Splunk, Inc.*	16,059	2,027,128
Sprout Social, Inc., Class A(x)*	392	6,256
SPS Commerce, Inc.*	1,923	89,439
SVMK, Inc.*	4,776	64,524
Telaria, Inc.*	2,233	13,398
Telenav, Inc.*	857	3,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tenable Holdings, Inc.*	2,033	$44,441
Teradata Corp.*	6,174	126,505
Trade Desk, Inc. (The), Class A*	4,092	789,756
Tyler Technologies, Inc.*	2,113	626,631
Upland Software, Inc.*	1,279	34,303
Varonis Systems, Inc.*	1,650	105,056
Verint Systems, Inc.*	3,447	148,221
VirnetX Holding Corp.(x)*	3,629	19,851
Workday, Inc., Class A*	8,402	1,094,108
Workiva, Inc.*	2,025	65,468
Yext, Inc.(x)*	5,338	54,394
Zendesk, Inc.*	11,457	733,363
Zix Corp.*	3,354	14,456
Zoom Video Communications, Inc., Class A*	3,586	523,986
Zscaler, Inc.(x)*	11,717	713,097
Zuora, Inc., Class A*	4,905	39,485

		29,724,910

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	356	2,763
Avid Technology, Inc.*	1,859	12,511
Diebold Nixdorf, Inc.*	2,049	7,212
NCR Corp.*	7,034	124,502
Pure Storage, Inc., Class A*	15,697	193,073
Sonim Technologies, Inc.(x)*	186	130

		340,191

Total Information Technology		53,452,449

Materials (2.0%)
Chemicals (1.2%)
Advanced Emissions Solutions, Inc.(x)	790	5,190
Amyris, Inc.(x)*	273	699
Axalta Coating Systems Ltd.*	3,529	60,946
Balchem Corp.	1,764	174,142
CF Industries Holdings, Inc.	1,213	32,994
Chase Corp.	410	33,739
Element Solutions, Inc.*	4,703	39,317
Ferro Corp.*	3,605	33,743
FMC Corp.	5,380	439,492
GCP Applied Technologies, Inc.*	3,046	54,219
HB Fuller Co.	2,100	58,653
Ingevity Corp.*	10,472	368,614
Innospec, Inc.	1,156	80,330
Koppers Holdings, Inc.*	678	8,387
Kraton Corp.*	459	3,718
Marrone Bio Innovations, Inc.(x)*	2,276	1,859
NewMarket Corp.	346	132,473
OMNOVA Solutions, Inc.*	2,233	22,643
Orion Engineered Carbons SA	2,431	18,135
PolyOne Corp.	4,781	90,696
Quaker Chemical Corp.(x)	719	90,795
RPM International, Inc.	1,173	69,794
Scotts Miracle-Gro Co. (The)	2,171	222,310
Sensient Technologies Corp.	1,187	51,646
Stepan Co.	147	13,004
Tronox Holdings plc, Class A	2,131	10,612
Valhi, Inc.	386	398
WR Grace & Co.	3,152	112,211

		2,230,759

Construction Materials (0.1%)
Eagle Materials, Inc.	1,908	111,466
Forterra, Inc.*	950	5,681
Summit Materials, Inc., Class A*	1,285	19,275
United States Lime & Minerals, Inc.	8	591
US Concrete, Inc.*	823	14,929

		151,942

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,404	139,754
Avery Dennison Corp.	4,290	437,022
Berry Global Group, Inc.*	2,782	93,781
Crown Holdings, Inc.*	4,125	239,415
Myers Industries, Inc.	2,092	22,489
Sealed Air Corp.	663	16,383
UFP Technologies, Inc.*	49	1,867

		950,711

Metals & Mining (0.2%)
Cleveland-Cliffs, Inc.(x)	5,584	22,057
Compass Minerals International, Inc.	1,864	71,708
Kaiser Aluminum Corp.	451	31,245
Materion Corp.	505	17,680
Novagold Resources, Inc.*	8,852	65,328
Royal Gold, Inc.	1,132	99,288
Ryerson Holding Corp.*	722	3,841
Worthington Industries, Inc.	434	11,392

		322,539

Paper & Forest Products (0.0%)
Boise Cascade Co.	479	11,391
Louisiana-Pacific Corp.	777	13,349
Neenah, Inc.	761	32,822
Verso Corp., Class A*	95	1,071

		58,633

Total Materials		3,714,584

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexander’s, Inc. (REIT)	117	32,286
American Assets Trust, Inc. (REIT)	2,673	66,825
American Finance Trust, Inc. (REIT)	359	2,244
American Homes 4 Rent (REIT), Class A	6,055	140,476
Americold Realty Trust (REIT)	10,549	359,088
Armada Hoffler Properties, Inc. (REIT)	1,135	12,144
Bluerock Residential Growth REIT, Inc. (REIT)	1,099	6,121
CareTrust REIT, Inc. (REIT)	3,935	58,199
Clipper Realty, Inc. (REIT)	770	3,989
Colony Capital, Inc. (REIT)	1,388	2,429
Community Healthcare Trust, Inc. (REIT)	665	25,456
CoreSite Realty Corp. (REIT)	4,008	464,527
Easterly Government Properties, Inc. (REIT)	984	24,246
EastGroup Properties, Inc. (REIT)	2,105	219,930
Equity LifeStyle Properties, Inc. (REIT)	9,543	548,532
Essential Properties Realty Trust, Inc. (REIT)	533	6,961
First Industrial Realty Trust, Inc. (REIT)	1,410	46,854
Four Corners Property Trust, Inc. (REIT)	3,853	72,090
GEO Group, Inc. (The) (REIT)	6,522	79,308
Gladstone Commercial Corp. (REIT)	469	6,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	230	4,694
Innovative Industrial Properties, Inc. (REIT)(x)	893	67,805
Iron Mountain, Inc. (REIT)	1,839	43,768
iStar, Inc. (REIT)	2,401	25,475
Lamar Advertising Co. (REIT), Class A	4,684	240,196
LTC Properties, Inc. (REIT)	1,080	33,372
Monmouth Real Estate Investment Corp. (REIT)	735	8,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
National Health Investors, Inc. (REIT)	1,032	$51,105
National Storage Affiliates Trust (REIT)	3,259	96,466
New Senior Investment Group, Inc. (REIT)	1,884	4,823
NexPoint Residential Trust, Inc. (REIT)	1,101	27,756
Outfront Media, Inc. (REIT)	1,347	18,158
Pennsylvania REIT (REIT)(x)	1,686	1,537
PS Business Parks, Inc. (REIT)	1,095	148,394
QTS Realty Trust, Inc. (REIT), Class A	3,150	182,731
Ryman Hospitality Properties, Inc. (REIT)	2,687	96,329
Safehold, Inc. (REIT)(x)	35	2,213
Saul Centers, Inc. (REIT)	558	18,269
Seritage Growth Properties (REIT), Class A(x)*	161	1,467
Sun Communities, Inc. (REIT)	1,194	149,071
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,043	25,215
Terreno Realty Corp. (REIT)	336	17,388
UMH Properties, Inc. (REIT)	1,774	19,266
Uniti Group, Inc. (REIT)(x)	10,212	61,578
Universal Health Realty Income Trust (REIT)	652	65,728

		3,590,101

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA*	33	253
Cushman & Wakefield plc*	5,797	68,057
eXp World Holdings, Inc.(x)*	1,098	9,289
Howard Hughes Corp. (The)*	690	34,859
Jones Lang LaSalle, Inc.	316	31,910
Kennedy-Wilson Holdings, Inc.	3,313	44,460
Marcus & Millichap, Inc.*	1,093	29,620
Maui Land & Pineapple Co., Inc.*	191	2,088
Newmark Group, Inc., Class A	7,118	30,251
Redfin Corp.(x)*	4,912	75,743
RMR Group, Inc. (The), Class A	768	20,713

		347,243

Total Real Estate		3,937,344

Utilities (0.5%)
Electric Utilities (0.1%)
El Paso Electric Co.	354	24,058
Genie Energy Ltd., Class B	296	2,125
MGE Energy, Inc.	701	45,895
Otter Tail Corp.	927	41,214
Spark Energy, Inc., Class A	632	3,963

		117,255

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	891	76,368
New Jersey Resources Corp.	326	11,074
Northwest Natural Holding Co.	219	13,523
South Jersey Industries, Inc.	667	16,675
Southwest Gas Holdings, Inc.	342	23,790

		141,430

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	3,415	7,308
Ormat Technologies, Inc.	754	51,016
Sunnova Energy International, Inc.*	449	4,521
TerraForm Power, Inc., Class A	3,019	47,610

		110,455

Multi-Utilities (0.0%)
CMS Energy Corp.	1,330	78,137

Water Utilities (0.2%)
American States Water Co.	2,012	164,461
California Water Service Group	2,490	125,297
Global Water Resources, Inc.	606	6,175
Middlesex Water Co.	824	49,539
Pure Cycle Corp.*	1,247	13,904
SJW Group	917	52,975
York Water Co. (The)	668	29,031

		441,382

Total Utilities		888,659

Total Common Stocks (96.2%) (Cost $164,398,846)		182,739,272

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)*	29	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	15,966	2,155

Total Health Care		2,155

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	1,228	482

Total Materials		482

Total Rights (0.0%) (Cost $—)		2,637

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	8,578,990	8,579,848

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.6%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $540,000, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $550,800.(xx)	$540,000	540,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $600,003, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $612,000.(xx)	600,000	600,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $3,732,191, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $3,806,834.(xx)	$3,732,190	$3,732,190

Total Repurchase Agreements		4,872,190

Total Short-Term Investments (7.1%) (Cost $13,451,602)		13,452,038

Total Investments in Securities (103.3%) (Cost $177,850,448)		196,193,947
Other Assets Less Liabilities (-3.3%)		(6,291,788)

Net Assets (100%)		$189,902,159

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $7,167,914. This was collateralized by $2,817,321 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $4,872,190 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	6	6/2020	USD	344,280	(5,084)
S&P Midcap 400 E-Mini Index	3	6/2020	USD	431,340	(9,397)

					(14,481)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,780,112	$—	$—	$4,780,112
Consumer Discretionary	22,272,506	3,843	—	22,276,349
Consumer Staples	6,355,643	—	—	6,355,643
Energy	184,395	—	—	184,395
Financials	9,610,895	—	—	9,610,895
Health Care	48,687,105	562,131	—	49,249,236
Industrials	28,289,606	—	—	28,289,606
Information Technology	53,452,449	—	—	53,452,449
Materials	3,714,584	—	—	3,714,584
Real Estate	3,937,344	—	—	3,937,344
Utilities	888,659	—	—	888,659
Rights
Health Care	—	—	2,155	2,155
Materials	—	—	482	482
Short-Term Investments
Investment Company	8,579,848	—	—	8,579,848
Repurchase Agreements	—	4,872,190	—	4,872,190

Total Assets	$190,753,146	$5,438,164	$2,637	$196,193,947

Liabilities:
Futures	$(14,481)	$—	$—	$(14,481)

Total Liabilities	$(14,481)	$—	$—	$(14,481)

Total	$190,738,665	$5,438,164	$2,637	$196,179,466

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,449,003
Aggregate gross unrealized depreciation	(24,452,215)

Net unrealized appreciation	$17,996,788

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,182,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	411	$24,130
Bandwidth, Inc., Class A(x)*	89	5,989
Cincinnati Bell, Inc.*	1,321	19,339
Consolidated Communications Holdings, Inc.	2,327	10,588
Frontier Communications Corp.(x)*	3,489	1,326
GCI Liberty, Inc., Class A*	3,568	203,269
IDT Corp., Class B*	236	1,279
Intelsat SA(x)*	2,113	3,233
Iridium Communications, Inc.*	3,609	80,589
ORBCOMM, Inc.*	512	1,249
Pareteum Corp.(x)*	1,962	808
Vonage Holdings Corp.*	2,626	18,986

		370,785

Entertainment (1.0%)
AMC Entertainment Holdings, Inc.,
Class A(x)	1,656	5,233
Cinemark Holdings, Inc.	3,927	40,016
Eros International plc*	2,271	3,747
Gaia, Inc.(x)*	385	3,419
Liberty Media Corp.-Liberty Formula One, Class A*	904	23,341
Liberty Media Corp.-Liberty Formula One, Class C*	35,541	967,782
Lions Gate Entertainment Corp., Class A(x)*	2,164	13,157
Lions Gate Entertainment Corp., Class B*	3,922	21,885
Madison Square Garden Co. (The), Class A*	620	131,074
Marcus Corp. (The)	843	10,386
Reading International, Inc., Class A*	439	1,708
Zynga, Inc., Class A*	24,337	166,708

		1,388,456

Interactive Media & Services (0.2%)
Cars.com, Inc.*	2,277	9,791
DHI Group, Inc.*	1,648	3,560
Meet Group, Inc. (The)*	924	5,424
TripAdvisor, Inc.	327	5,687
TrueCar, Inc.*	541	1,309
Zillow Group, Inc., Class A*	2,051	69,672
Zillow Group, Inc., Class C(x)*	4,534	163,315

		258,758

Media (0.8%)
Boston Omaha Corp., Class A(x)*	97	1,757
Clear Channel Outdoor Holdings, Inc.*	842	539
comScore, Inc.*	1,593	4,492
Cumulus Media, Inc., Class A*	454	2,461
Daily Journal Corp.(x)*	49	11,187
Emerald Holding, Inc.	698	1,808
Entercom Communications Corp., Class A	3,956	6,765
Entravision Communications Corp., Class A	3,197	6,490
EW Scripps Co. (The), Class A	2,050	15,457
Fluent, Inc.(x)*	146	171
Fox Corp., Class B	12,719	291,011
Gannett Co., Inc.(x)	3,757	5,560
Gray Television, Inc.*	1,875	20,137
Hemisphere Media Group, Inc.*	78	666
Interpublic Group of Cos., Inc. (The)	12,647	204,755
John Wiley & Sons, Inc., Class A	1,583	59,347
Lee Enterprises, Inc.*	1,755	1,725
Liberty Latin America Ltd., Class A*	1,706	17,947
Liberty Latin America Ltd., Class C*	4,143	42,507
Marchex, Inc., Class B*	1,188	1,723
MSG Networks, Inc., Class A(x)*	1,641	16,738
National CineMedia, Inc.	1,804	5,881
New York Times Co. (The), Class A	4,764	146,302
News Corp., Class A	13,895	124,707
News Corp., Class B	4,411	39,655
Nexstar Media Group, Inc., Class A	376	21,706
Saga Communications, Inc., Class A	121	3,329
Scholastic Corp.	1,036	26,408
Sinclair Broadcast Group, Inc., Class A	116	1,865
TEGNA, Inc.	7,824	84,969
Tribune Publishing Co.	577	4,679
WideOpenWest, Inc.*	821	3,908

		1,176,652

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc., Class B	6,639	277,109
Spok Holdings, Inc.	561	5,997
Telephone & Data Systems, Inc.	3,663	61,392
United States Cellular Corp.*	598	17,515

		362,013

Total Communication Services		3,556,664

Consumer Discretionary (9.2%)
Auto Components (1.5%)
Adient plc*	3,251	29,487
American Axle & Manufacturing Holdings, Inc.*	4,142	14,953
Aptiv plc	2,318	114,138
BorgWarner, Inc.	59,649	1,453,646
Cooper Tire & Rubber Co.	1,852	30,188
Cooper-Standard Holdings, Inc.*	556	5,710
Dana, Inc.	5,263	41,104
Gentex Corp.	9,148	202,720
Goodyear Tire & Rubber Co. (The)	8,581	49,941
Modine Manufacturing Co.*	1,587	5,158
Motorcar Parts of America, Inc.*	597	7,510
Standard Motor Products, Inc.	582	24,194
Stoneridge, Inc.*	783	13,115
Tenneco, Inc., Class A*	1,629	5,864
Visteon Corp.*	1,021	48,988

		2,046,716

Automobiles (0.6%)
Harley-Davidson, Inc.	5,552	105,100
Honda Motor Co. Ltd. (ADR)(x)	14,507	325,827
Thor Industries, Inc.	6,896	290,873
Winnebago Industries, Inc.	362	10,067

		731,867

Distributors (0.3%)
Genuine Parts Co.	6,641	447,139
Weyco Group, Inc.	372	7,503

		454,642

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	1,934	51,812
American Public Education, Inc.*	594	14,214
Carriage Services, Inc.	550	8,883
frontdoor, Inc.*	3,072	106,844
Graham Holdings Co., Class B	156	53,223
Grand Canyon Education, Inc.*	1,565	119,386
H&R Block, Inc.	5,974	84,114
Houghton Mifflin Harcourt Co.*	3,296	6,197
K12, Inc.*	1,351	25,480
Laureate Education, Inc., Class A*	4,071	42,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
OneSpaWorld Holdings Ltd.(x)	1,454	$5,903
Regis Corp.*	684	4,042
Select Interior Concepts, Inc., Class A*	499	1,033
Service Corp. International	4,077	159,451
ServiceMaster Global Holdings, Inc.*	4,171	112,617
WW International, Inc.*	1,753	29,643

		825,628

Hotels, Restaurants & Leisure (1.9%)
Aramark	9,110	181,927
BBX Capital Corp.	2,060	4,759
Biglari Holdings, Inc., Class B*	9	463
Bluegreen Vacations Corp.	258	1,491
Boyd Gaming Corp.	213	3,071
Brinker International, Inc.	282	3,387
Caesars Entertainment Corp.*	21,034	142,190
Carrols Restaurant Group, Inc.*	1,083	1,971
Century Casinos, Inc.*	886	2,135
Choice Hotels International, Inc.	650	39,813
Chuy’s Holdings, Inc.*	417	4,199
Del Taco Restaurants, Inc.*	936	3,210
Denny’s Corp.*	486	3,732
Dine Brands Global, Inc.	216	6,195
Drive Shack, Inc.*	104	158
Dunkin’ Brands Group, Inc.	173	9,186
El Pollo Loco Holdings, Inc.(x)*	604	5,104
Extended Stay America, Inc.	6,683	48,853
Fiesta Restaurant Group, Inc.*	770	3,103
Golden Entertainment, Inc.*	305	2,016
Hilton Grand Vacations, Inc.*	2,741	43,226
Hyatt Hotels Corp., Class A(x)	1,321	63,276
International Game Technology plc(x)	3,431	20,414
J Alexander’s Holdings, Inc.*	431	1,651
Jack in the Box, Inc.	766	26,848
Marriott Vacations Worldwide Corp.	1,229	68,308
Monarch Casino & Resort, Inc.*	99	2,779
Nathan’s Famous, Inc.	61	3,721
Papa John’s International, Inc.(x)	84	4,483
Penn National Gaming, Inc.*	3,545	44,844
Potbelly Corp.(x)*	746	2,305
RCI Hospitality Holdings, Inc.	308	3,071
Red Lion Hotels Corp.*	623	910
Red Robin Gourmet Burgers, Inc.(x)*	396	3,374
Red Rock Resorts, Inc., Class A	59,623	509,777
Six Flags Entertainment Corp.	2,628	32,955
Sodexo SA(x)	6,399	433,613
Vail Resorts, Inc.	4,998	738,255
Wingstop, Inc.	73	5,818
Wyndham Destinations, Inc.	3,256	70,655
Wyndham Hotels & Resorts, Inc.	2,381	75,025

		2,622,271

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	237	1,292
Beazer Homes USA, Inc.*	893	5,751
Casper Sleep, Inc.(x)*	225	965
Century Communities, Inc.*	559	8,111
Ethan Allen Interiors, Inc.	761	7,777
Flexsteel Industries, Inc.	256	2,806
GoPro, Inc., Class A(x)*	346	907
Green Brick Partners, Inc.*	668	5,377
Hooker Furniture Corp.	359	5,604
KB Home	2,527	45,739
La-Z-Boy, Inc.	950	19,522
Legacy Housing Corp.*	153	1,415
Leggett & Platt, Inc.	4,736	126,356
Lifetime Brands, Inc.	371	2,096
M.D.C. Holdings, Inc.	1,859	43,129
M/I Homes, Inc.*	1,013	16,745
Meritage Homes Corp.*	1,331	48,595
Newell Brands, Inc.	13,735	182,401
NVR, Inc.*	297	763,026
PulteGroup, Inc.	13,627	304,155
Purple Innovation, Inc.*	218	1,238
Taylor Morrison Home Corp., Class A*	4,126	45,386
Toll Brothers, Inc.	4,398	84,661
TRI Pointe Group, Inc.*	5,102	44,745
Tupperware Brands Corp.(x)	1,553	2,516
Universal Electronics, Inc.*	45	1,727
ZAGG, Inc.(x)*	883	2,746

		1,774,788

Internet & Direct Marketing Retail (0.2%)
Lands’ End, Inc.*	337	1,799
Leaf Group Ltd.*	97	130
Liquidity Services, Inc.*	842	3,267
PetMed Express, Inc.(x)	474	13,642
Quotient Technology, Inc.*	2,596	16,874
Qurate Retail, Inc., Class A*	13,954	85,189
RealReal, Inc. (The)(x)*	1,249	8,755
Rubicon Project, Inc. (The)*	534	2,964
Stamps.com, Inc.*	597	77,658
Stitch Fix, Inc., Class A(x)*	146	1,854
Waitr Holdings, Inc.(x)*	1,382	1,700

		213,832

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,293	33,256
American Outdoor Brands Corp.*	2,135	17,720
Brunswick Corp.	2,939	103,952
Callaway Golf Co.(x)	3,431	35,065
Clarus Corp.	295	2,891
Escalade, Inc.	341	2,029
Johnson Outdoors, Inc., Class A	64	4,013
Mattel, Inc.(x)*	3,880	34,183
Polaris, Inc.	234	11,267
Sturm Ruger & Co., Inc.	54	2,749
Vista Outdoor, Inc.*	2,102	18,498

		265,623

Multiline Retail (0.2%)
Big Lots, Inc.(x)	1,413	20,093
Dillard’s, Inc., Class A(x)	358	13,228
JC Penney Co., Inc.(x)*	11,266	4,056
Kohl’s Corp.	5,685	82,944
Macy’s, Inc.(x)	11,331	55,635
Target Corp.	1,322	122,906

		298,862

Specialty Retail (1.4%)
Aaron’s, Inc.	10,796	245,933
Abercrombie & Fitch Co., Class A(x)	2,309	20,989
Advance Auto Parts, Inc.	8,431	786,781
American Eagle Outfitters, Inc.	462	3,673
Ascena Retail Group, Inc.(x)*	183	254
At Home Group, Inc.(x)*	1,432	2,893
AutoNation, Inc.*	1,961	55,026
Barnes & Noble Education, Inc.*	1,289	1,753
Bed Bath & Beyond, Inc.(x)	4,375	18,419
Buckle, Inc. (The)(x)	1,047	14,354
Caleres, Inc.	1,363	7,088
Cato Corp. (The), Class A	748	7,981
Chico’s FAS, Inc.	3,799	4,901
Citi Trends, Inc.	369	3,284
Conn’s, Inc.(x)*	646	2,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Container Store Group, Inc. (The)*	494	$1,166
Designer Brands, Inc., Class A	1,345	6,698
Dick’s Sporting Goods, Inc.	2,244	47,707
Express, Inc.(x)*	1,953	2,910
Foot Locker, Inc.	3,787	83,503
GameStop Corp., Class A(x)*	2,152	7,532
Genesco, Inc.*	450	6,003
GNC Holdings, Inc., Class A(x)*	2,644	1,238
Group 1 Automotive, Inc.	650	28,769
Guess?, Inc.(x)	1,678	11,360
Haverty Furniture Cos., Inc.	601	7,146
Hibbett Sports, Inc.(x)*	553	6,047
Hudson Ltd., Class A*	1,201	6,029
J. Jill, Inc.(x)*	568	314
L Brands, Inc.	6,975	80,631
Lithia Motors, Inc., Class A	318	26,009
Lumber Liquidators Holdings, Inc.(x)*	764	3,583
MarineMax, Inc.*	635	6,617
Michaels Cos., Inc. (The)(x)*	2,658	4,306
Murphy USA, Inc.*	867	73,140
Office Depot, Inc.	19,473	31,936
OneWater Marine, Inc., Class A(x)*	163	1,247
Party City Holdco, Inc.(x)*	1,653	757
Penske Automotive Group, Inc.	1,234	34,552
RH(x)*	440	44,207
RTW RetailWinds, Inc.*	436	92
Sally Beauty Holdings, Inc.*	4,150	33,532
Shoe Carnival, Inc.(x)	281	5,836
Signet Jewelers Ltd.	1,900	12,255
Sleep Number Corp.*	76	1,456
Sonic Automotive, Inc., Class A	901	11,965
Sportsman’s Warehouse Holdings, Inc.*	1,446	8,907
Tilly’s, Inc., Class A	636	2,627
Urban Outfitters, Inc.*	2,503	35,643
Williams-Sonoma, Inc.	2,299	97,753
Winmark Corp.	50	6,371
Zumiez, Inc.*	752	13,025

		1,928,898

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	3,059	33,007
Carter’s, Inc.	5,562	365,590
Columbia Sportswear Co.	363	25,327
Culp, Inc.	402	2,959
Delta Apparel, Inc.*	213	2,217
Fossil Group, Inc.(x)*	1,489	4,899
G-III Apparel Group Ltd.*	1,490	11,473
Hanesbrands, Inc.	53,229	418,912
Kontoor Brands, Inc.(x)	1,224	23,464
Movado Group, Inc.	550	6,501
Oxford Industries, Inc.	385	13,960
Ralph Lauren Corp.	1,750	116,953
Rocky Brands, Inc.	252	4,876
Skechers U.S.A., Inc., Class A*	3,045	72,288
Superior Group of Cos., Inc.	281	2,377
Unifi, Inc.*	478	5,521
Vera Bradley, Inc.*	592	2,439
Vince Holding Corp.*	129	501
Wolverine World Wide, Inc.	18,241	277,263

		1,390,527

Total Consumer Discretionary		12,553,654

Consumer Staples (6.4%)
Beverages (0.2%)
Craft Brew Alliance, Inc.(x)*	365	5,439
Molson Coors Beverage Co., Class B	8,448	329,556

		334,995

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	1,145	21,469
BJ’s Wholesale Club Holdings, Inc.*	2,640	67,241
Casey’s General Stores, Inc.	990	131,165
Grocery Outlet Holding Corp.*	1,620	55,631
Ingles Markets, Inc., Class A	531	19,201
Koninklijke Ahold Delhaize NV	21,547	504,271
Natural Grocers by Vitamin Cottage, Inc.	333	2,834
PriceSmart, Inc.	754	39,623
Rite Aid Corp.(x)*	2,050	30,750
SpartanNash Co.	1,318	18,874
Sprouts Farmers Market, Inc.*	2,206	41,009
Sysco Corp.	6,333	288,975
United Natural Foods, Inc.*	1,974	18,121
US Foods Holding Corp.*	7,915	140,174
Village Super Market, Inc., Class A	336	8,259
Weis Markets, Inc.	360	14,997

		1,402,594

Food Products (4.7%)
Alico, Inc.	158	4,904
B&G Foods, Inc.(x)	16,377	296,260
Beyond Meat, Inc.(x)*	1,718	114,419
Bunge Ltd.	4,982	204,411
Cal-Maine Foods, Inc.	20,731	911,749
Conagra Brands, Inc.	16,681	489,421
Darling Ingredients, Inc.*	5,926	113,601
Farmer Brothers Co.*	278	1,935
Flowers Foods, Inc.	37,203	763,406
Fresh Del Monte Produce, Inc.	1,120	30,923
Hain Celestial Group, Inc. (The)*	3,013	78,248
Hostess Brands, Inc.*	4,364	46,520
Ingredion, Inc.	2,415	182,333
JM Smucker Co. (The)	3,772	418,692
Kellogg Co.	2,357	141,396
Lamb Weston Holdings, Inc.	3,923	224,003
Lancaster Colony Corp.	189	27,337
Landec Corp.*	872	7,578
Limoneira Co.	335	4,389
Mondelez International, Inc., Class A	5,219	261,368
Orkla ASA	40,455	346,191
Pilgrim’s Pride Corp.*	1,252	22,686
Post Holdings, Inc.*	18,187	1,508,975
Sanderson Farms, Inc.	120	14,798
Seaboard Corp.	9	25,315
Seneca Foods Corp., Class A*	223	8,871
Simply Good Foods Co. (The)*	2,998	57,742
Tootsie Roll Industries, Inc.	74	2,667
TreeHouse Foods, Inc.*	1,676	73,995

		6,384,133

Household Products (0.3%)
Central Garden & Pet Co.*	345	9,487
Central Garden & Pet Co., Class A*	1,473	37,665
Energizer Holdings, Inc.(x)	2,283	69,061
Kimberly-Clark Corp.	1,345	171,985
Oil-Dri Corp. of America	179	5,986
Reynolds Consumer Products, Inc.	1,028	29,987
Spectrum Brands Holdings, Inc.	1,644	59,792

		383,963

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	733	12,498
Edgewell Personal Care Co.*	1,962	47,245
elf Beauty, Inc.*	715	7,035
Herbalife Nutrition Ltd.*	3,073	89,609
Nature’s Sunshine Products, Inc.*	290	2,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nu Skin Enterprises, Inc., Class A	2,023	$44,202
Revlon, Inc., Class A(x)*	41	448

		203,395

Tobacco (0.0%)
Pyxus International, Inc.(x)*	286	890
Universal Corp.	877	38,772
Vector Group Ltd.	246	2,317

		41,979

Total Consumer Staples		8,751,059

Energy (2.1%)
Energy Equipment & Services (0.4%)
Apergy Corp.*	2,766	15,904
Archrock, Inc.	4,890	18,386
Baker Hughes Co.	22,383	235,022
Covia Holdings Corp.(x)*	1,422	813
Diamond Offshore Drilling, Inc.(x)*	2,031	3,717
Dril-Quip, Inc.*	1,290	39,345
Era Group, Inc.*	667	3,555
Exterran Corp.*	1,011	4,853
Forum Energy Technologies, Inc.*	2,219	393
Frank’s International NV*	4,071	10,544
FTS International, Inc.(x)*	560	125
Geospace Technologies Corp.*	430	2,752
Helix Energy Solutions Group, Inc.*	5,549	9,100
Helmerich & Payne, Inc.	3,958	61,943
Independence Contract Drilling, Inc.(x)*	41	57
KLX Energy Services Holdings, Inc.(x)*	612	428
Liberty Oilfield Services, Inc., Class A	1,273	3,424
Mammoth Energy Services, Inc.(x)	424	317
Matrix Service Co.*	849	8,040
Nabors Industries Ltd.(x)	11,201	4,370
National Energy Services Reunited Corp.(x)*	793	4,028
Natural Gas Services Group, Inc.*	317	1,414
NCS Multistage Holdings, Inc.*	341	218
Newpark Resources, Inc.*	2,855	2,561
NexTier Oilfield Solutions, Inc.*	5,086	5,951
Nine Energy Service, Inc.*	524	424
Noble Corp. plc(x)*	7,484	1,946
Oceaneering International, Inc.*	3,633	10,681
Oil States International, Inc.*	1,906	3,869
Pacific Drilling SA*	945	406
Patterson-UTI Energy, Inc.	6,334	14,885
ProPetro Holding Corp.*	1,079	2,698
RigNet, Inc.*	67	121
RPC, Inc.(x)	1,847	3,805
Schlumberger Ltd.	2,690	36,288
SEACOR Holdings, Inc.*	669	18,036
SEACOR Marine Holdings, Inc.*	584	2,558
Seadrill Ltd.(x)*	1,876	807
Select Energy Services, Inc., Class A*	1,874	6,053
Smart Sand, Inc.(x)*	762	792
TETRA Technologies, Inc.*	3,968	1,270
Tidewater, Inc.*	1,660	11,753
Transocean Ltd.(x)*	22,271	25,834
US Silica Holdings, Inc.	2,336	4,205

		583,691

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.(x)*	5,296	641
Amplify Energy Corp.	267	151
Antero Midstream Corp.(x)	9,343	19,620
Antero Resources Corp.(x)*	8,409	5,995
Arch Coal, Inc., Class A(x)	583	16,849
Ardmore Shipping Corp.	850	4,463
Berry Corp.	2,004	4,830
Bonanza Creek Energy, Inc.*	583	6,559
Brigham Minerals, Inc., Class A	320	2,646
California Resources Corp.(x)*	1,478	1,478
Callon Petroleum Co.(x)*	12,163	6,664
Centennial Resource Development, Inc., Class A(x)*	5,827	1,533
Chaparral Energy, Inc., Class A(x)*	1,013	476
Chesapeake Energy Corp.(x)*	51,780	8,942
Cimarex Energy Co.	16,411	276,197
Clean Energy Fuels Corp.*	4,481	7,976
CNX Resources Corp.*	6,838	36,378
Comstock Resources, Inc.(x)*	504	2,717
ConocoPhillips	12,695	391,006
CONSOL Energy, Inc.*	870	3,210
Contura Energy, Inc.*	598	1,405
CVR Energy, Inc.(x)	551	9,108
Delek US Holdings, Inc.	2,699	42,536
Denbury Resources, Inc.(x)*	14,529	2,682
DHT Holdings, Inc.	4,134	31,708
Diamond S Shipping, Inc., Class S*	1,050	12,401
Dorian LPG Ltd.*	725	6,315
Earthstone Energy, Inc., Class A(x)*	766	1,348
Energy Fuels, Inc.(x)*	3,496	4,125
EQT Corp.	9,279	65,603
Equitrans Midstream Corp.(x)	6,420	32,293
Extraction Oil & Gas, Inc.(x)*	3,212	1,355
Falcon Minerals Corp.	1,016	2,184
GasLog Ltd.(x)	460	1,665
Golar LNG Ltd.(x)	3,203	25,240
Goodrich Petroleum Corp.*	121	515
Green Plains, Inc.	1,114	5,403
Gulfport Energy Corp.(x)*	5,104	2,270
Hallador Energy Co.	580	550
HighPoint Resources Corp.*	3,016	573
HollyFrontier Corp.	5,399	132,329
Imperial Oil Ltd.	9,478	107,152
International Seaways, Inc.	979	23,388
Kosmos Energy Ltd.	13,457	12,052
Laredo Petroleum, Inc.(x)*	5,761	2,188
Magnolia Oil & Gas Corp., Class A(x)*	4,240	16,960
Matador Resources Co.(x)*	3,841	9,526
Montage Resources Corp.(x)*	712	1,602
Murphy Oil Corp.(x)	5,097	31,245
NACCO Industries, Inc., Class A	132	3,693
Noble Energy, Inc.	45,748	276,318
Nordic American Tankers Ltd.	5,101	23,108
Northern Oil and Gas, Inc.(x)*	10,121	6,711
Oasis Petroleum, Inc.(x)*	10,071	3,525
Overseas Shipholding Group, Inc., Class A*	2,169	4,924
Panhandle Oil and Gas, Inc., Class A	519	1,915
Par Pacific Holdings, Inc.*	1,102	7,824
Parsley Energy, Inc., Class A	4,418	25,315
PBF Energy, Inc., Class A	4,429	31,357
PDC Energy, Inc.*	3,845	23,877
Peabody Energy Corp.	2,178	6,316
Penn Virginia Corp.*	428	1,323
QEP Resources, Inc.	7,577	2,535
Range Resources Corp.(x)	7,805	17,795
Renewable Energy Group, Inc.*	1,309	26,874
REX American Resources Corp.*	214	9,953
Ring Energy, Inc.(x)*	1,220	804
SandRidge Energy, Inc.*	1,021	918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Scorpio Tankers, Inc.	1,609	$30,764
SFL Corp. Ltd.	3,035	28,741
SilverBow Resources, Inc.(x)*	136	336
SM Energy Co.(x)	3,556	4,338
Southwestern Energy Co.(x)*	19,138	32,343
Talos Energy, Inc.*	630	3,623
Targa Resources Corp.	8,347	57,678
Teekay Corp.*	2,133	6,740
Teekay Tankers Ltd., Class A*	883	19,638
Unit Corp.(x)*	1,710	445
W&T Offshore, Inc.(x)*	2,919	4,962
Whiting Petroleum Corp.(x)*	2,883	1,933
World Fuel Services Corp.	2,322	58,468
WPX Energy, Inc.*	59,811	182,424

		2,291,570

Total Energy		2,875,261

Financials (21.9%)
Banks (9.8%)
1st Constitution Bancorp	307	4,068
1st Source Corp.	533	17,285
ACNB Corp.	257	7,710
Allegiance Bancshares, Inc.	624	15,045
Amalgamated Bank, Class A	406	4,393
Amerant Bancorp, Inc.*	754	11,604
American National Bankshares, Inc.	473	11,305
Ameris Bancorp	1,948	46,284
Ames National Corp.	327	6,687
Arrow Financial Corp.	508	14,158
Associated Banc-Corp.	5,720	73,159
Atlantic Capital Bancshares, Inc.*	709	8,416
Atlantic Union Bankshares Corp.	2,925	64,057
Banc of California, Inc.	1,812	14,496
BancFirst Corp.	679	22,658
Bancorp, Inc. (The)*	1,973	11,976
BancorpSouth Bank	3,626	68,604
Bank First Corp.(x)	20	1,120
Bank of Commerce Holdings	581	4,572
Bank of Hawaii Corp.	1,462	80,761
Bank of Marin Bancorp	505	15,150
Bank of NT Butterfield & Son Ltd. (The)	1,350	22,991
Bank of Princeton (The)	187	4,348
Bank OZK	30,576	510,619
Bank7 Corp.	152	1,207
BankFinancial Corp.	436	3,841
BankUnited, Inc.	35,166	657,604
Bankwell Financial Group, Inc.	253	3,861
Banner Corp.	1,068	35,287
Bar Harbor Bankshares	586	10,126
Baycom Corp.*	229	2,759
BCB Bancorp, Inc.	779	8,296
Berkshire Hills Bancorp, Inc.	1,679	24,950
BOK Financial Corp.	11,233	478,076
Boston Private Financial Holdings, Inc.	2,644	18,905
Bridge Bancorp, Inc.	702	14,854
Brookline Bancorp, Inc.	2,492	28,110
Bryn Mawr Bank Corp.	734	20,831
Business First Bancshares, Inc.	516	6,966
Byline Bancorp, Inc.	755	7,829
C&F Financial Corp.	105	4,189
Cadence Bancorp	32,305	211,598
Cambridge Bancorp(x)	172	8,944
Camden National Corp.	594	18,681
Capital Bancorp, Inc.*	286	3,581
Capital City Bank Group, Inc.	591	11,891
Capstar Financial Holdings, Inc.	486	4,807
Carolina Financial Corp.	876	22,662
Carter Bank & Trust	733	6,729
Cathay General Bancorp	2,937	67,404
CBTX, Inc.	744	13,221
CenterState Bank Corp.	4,361	75,140
Central Pacific Financial Corp.	787	12,513
Central Valley Community Bancorp	380	4,955
Century Bancorp, Inc., Class A	79	4,917
Chemung Financial Corp.	135	4,452
CIT Group, Inc.	3,164	54,611
Citizens & Northern Corp.	539	10,780
City Holding Co.	464	30,870
Civista Bancshares, Inc.	501	7,495
CNB Financial Corp.	556	10,492
Coastal Financial Corp.*	76	799
Codorus Valley Bancorp, Inc.	484	7,792
Colony Bankcorp, Inc.	258	3,225
Columbia Banking System, Inc.	2,251	60,327
Comerica, Inc.	10,964	321,684
Commerce Bancshares, Inc.	11,796	593,929
Community Bank System, Inc.	1,604	94,315
Community Bankers Trust Corp.	645	3,128
Community Financial Corp. (The)	160	3,536
Community Trust Bancorp, Inc.	584	18,565
ConnectOne Bancorp, Inc.	1,211	16,276
CrossFirst Bankshares, Inc.*	1,676	14,078
Cullen/Frost Bankers, Inc.	2,056	114,704
Customers Bancorp, Inc.*	891	9,739
CVB Financial Corp.	4,807	96,380
Dime Community Bancshares, Inc.	1,019	13,970
Eagle Bancorp, Inc.	984	29,727
East West Bancorp, Inc.	5,275	135,778
Enterprise Bancorp, Inc.	290	7,827
Enterprise Financial Services Corp.	887	24,756
Equity Bancshares, Inc., Class A*	491	8,470
Esquire Financial Holdings, Inc.*	119	1,791
Evans Bancorp, Inc.	177	4,303
Farmers & Merchants Bancorp, Inc.	332	8,602
Farmers National Banc Corp.	1,046	12,165
FB Financial Corp.	466	9,190
Fidelity D&D Bancorp, Inc.(x)	60	3,061
Financial Institutions, Inc.	522	9,469
First Bancorp (Nasdaq Stock Exchange)	1,184	27,327
First Bancorp (Quotrix Stock Exchange)	6,787	36,107
First Bancorp, Inc.	340	7,480
First Bancshares, Inc. (The)	632	12,052
First Bank	523	3,630
First Busey Corp.	2,192	37,505
First Business Financial Services, Inc.	287	4,448
First Capital, Inc.(x)	104	6,230
First Choice Bancorp	313	4,698
First Citizens BancShares, Inc., Class A	257	85,548
First Commonwealth Financial Corp.	3,108	28,407
First Community Bankshares, Inc.	682	15,891
First Financial Bancorp	3,081	45,938
First Financial Corp.	475	16,017
First Financial Northwest, Inc.	267	2,681
First Foundation, Inc.	1,152	11,773
First Guaranty Bancshares, Inc.	180	2,597
First Hawaiian, Inc.	18,194	300,747
First Horizon National Corp.	11,321	91,247
First Internet Bancorp	336	5,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Interstate BancSystem, Inc., Class A	1,378	$39,742
First Merchants Corp.	2,024	53,616
First Mid Bancshares, Inc.	579	13,745
First Midwest Bancorp, Inc.	3,369	44,589
First Northwest Bancorp	244	2,652
First of Long Island Corp. (The)	1,018	17,662
First Republic Bank	8,054	662,683
Flushing Financial Corp.	1,060	14,162
FNB Corp.	11,950	88,071
FNCB Bancorp, Inc.	591	4,084
Franklin Financial Network, Inc.	387	7,891
Franklin Financial Services Corp.	143	3,925
Fulton Financial Corp.	5,838	67,079
FVCBankcorp, Inc.*	403	5,368
German American Bancorp, Inc.	915	25,117
Glacier Bancorp, Inc.	2,674	90,929
Great Southern Bancorp, Inc.	480	19,392
Great Western Bancorp, Inc.	1,495	30,618
Guaranty Bancshares, Inc.	339	7,844
Hancock Whitney Corp.	3,193	62,327
Hanmi Financial Corp.	866	9,396
HarborOne Bancorp, Inc.*	862	6,491
Hawthorn Bancshares, Inc.	194	3,560
HBT Financial, Inc.	302	3,180
Heartland Financial USA, Inc.	1,332	40,226
Heritage Commerce Corp.	2,017	15,470
Heritage Financial Corp.	1,166	23,320
Hilltop Holdings, Inc.	2,557	38,662
Home BancShares, Inc.	5,755	69,002
HomeTrust Bancshares, Inc.	345	5,492
Hope Bancorp, Inc.	3,822	31,417
Horizon Bancorp, Inc.	1,296	12,779
Howard Bancorp, Inc.*	401	4,355
IBERIABANK Corp.	1,940	70,150
Independent Bank Corp./MA	951	61,216
Independent Bank Corp./MI	534	6,873
Independent Bank Group, Inc.	949	22,472
International Bancshares Corp.	2,035	54,701
Investar Holding Corp.	159	2,030
Investors Bancorp, Inc.	8,248	65,902
Lakeland Bancorp, Inc.	1,876	20,280
Lakeland Financial Corp.	271	9,959
LCNB Corp.	406	5,116
Level One Bancorp, Inc.	176	3,168
Live Oak Bancshares, Inc.	987	12,308
M&T Bank Corp.	3,256	336,768
Macatawa Bank Corp.	841	5,988
Mackinac Financial Corp.	316	3,302
MainStreet Bancshares, Inc.*	242	4,056
Malvern Bancorp, Inc.*	200	2,450
Mercantile Bank Corp.	645	13,655
Metrocity Bankshares, Inc.(x)	509	5,976
Metropolitan Bank Holding Corp.*	294	7,917
Mid Penn Bancorp, Inc.	234	4,739
Midland States Bancorp, Inc.	824	14,412
MidWestOne Financial Group, Inc.	524	10,973
MutualFirst Financial, Inc.	206	5,809
MVB Financial Corp.	331	4,220
National Bank Holdings Corp., Class A	624	14,914
National Bankshares, Inc.	289	9,219
NBT Bancorp, Inc.	1,353	43,824
Nicolet Bankshares, Inc.*	349	19,048
Northeast Bank	228	2,658
Northrim BanCorp, Inc.	225	6,075
Norwood Financial Corp.	190	5,073
Oak Valley Bancorp	215	3,384
OFG Bancorp	1,609	17,989
Ohio Valley Banc Corp.	138	4,137
Old National Bancorp	5,319	70,158
Old Second Bancorp, Inc.	944	6,523
Opus Bank	902	15,632
Origin Bancorp, Inc.	742	15,026
Orrstown Financial Services, Inc.	346	4,764
Pacific Mercantile Bancorp*	650	3,062
Pacific Premier Bancorp, Inc.	1,804	33,987
PacWest Bancorp	4,264	76,411
Park National Corp.	489	37,966
Parke Bancorp, Inc.	351	4,735
PCB Bancorp	413	4,039
Peapack Gladstone Financial Corp.	841	15,096
Penns Woods Bancorp, Inc.	365	8,870
Peoples Bancorp of North Carolina, Inc.	162	3,298
Peoples Bancorp, Inc.	719	15,926
Peoples Financial Services Corp.	301	11,962
People’s United Financial, Inc.	15,950	176,248
People’s Utah Bancorp	635	12,300
Pinnacle Financial Partners, Inc.	2,759	103,573
PNC Financial Services Group, Inc. (The)	1,769	169,329
Popular, Inc.	8,102	283,570
Preferred Bank	385	13,021
Premier Financial Bancorp, Inc.	434	5,382
Professional Holding Corp., Class A*	101	1,611
Prosperity Bancshares, Inc.	7,344	354,348
QCR Holdings, Inc.	556	15,051
RBB Bancorp	538	7,381
Red River Bancshares, Inc.	158	5,881
Reliant Bancorp, Inc.	285	3,212
Renasant Corp.	2,100	45,864
Republic Bancorp, Inc., Class A	375	12,386
Republic First Bancorp, Inc.*	1,364	2,987
Richmond Mutual Bancorporation, Inc.*	428	4,366
S&T Bancorp, Inc.	1,297	35,434
Sandy Spring Bancorp, Inc.	1,335	30,224
SB One Bancorp	278	4,726
Seacoast Banking Corp. of Florida*	1,316	24,096
Select Bancorp, Inc.*	453	3,456
ServisFirst Bancshares, Inc.	371	10,878
Shore Bancshares, Inc.	726	7,877
Sierra Bancorp	646	11,357
Signature Bank	984	79,104
Silvergate Capital Corp., Class A*	102	973
Simmons First National Corp., Class A	3,432	63,149
SmartFinancial, Inc.	575	8,746
South Plains Financial, Inc.	354	5,483
South State Corp.	1,212	71,181
Southern First Bancshares, Inc.*	340	9,646
Southern National Bancorp of Virginia, Inc.	648	6,376
Southside Bancshares, Inc.	1,095	33,277
Spirit of Texas Bancshares, Inc.*	454	4,694
Sterling Bancorp	77,475	809,614
Stock Yards Bancorp, Inc.	629	18,197
Summit Financial Group, Inc.	444	9,417
SVB Financial Group*	3,102	468,650
Synovus Financial Corp.	4,722	82,918
TCF Financial Corp.	5,575	126,330
Texas Capital Bancshares, Inc.*	1,867	41,391
Tompkins Financial Corp.	525	37,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Towne Bank	2,599	$47,016
TriCo Bancshares	983	29,313
TriState Capital Holdings, Inc.*	938	9,070
Triumph Bancorp, Inc.*	419	10,894
Truist Financial Corp.	20,642	636,599
Trustmark Corp.	2,316	53,963
UMB Financial Corp.	5,655	262,279
Umpqua Holdings Corp.	8,019	87,407
Union Bankshares, Inc.	106	2,385
United Bankshares, Inc.	3,531	81,495
United Community Banks, Inc.	2,278	41,710
United Security Bancshares	806	5,158
Unity Bancorp, Inc.	262	3,065
Univest Financial Corp.	1,146	18,703
Valley National Bancorp	14,002	102,355
Veritex Holdings, Inc.	1,252	17,490
Washington Trust Bancorp, Inc.	607	22,192
Webster Financial Corp.	3,334	76,349
WesBanco, Inc.	2,450	58,065
West Bancorporation, Inc.	558	9,123
Westamerica Bancorp	4,531	266,332
Western Alliance Bancorp	3,116	95,381
Wintrust Financial Corp.	2,117	69,565
Zions Bancorp NA	5,949	159,195

		13,447,891

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	1,780	105,269
Ameriprise Financial, Inc.	4,157	426,009
Artisan Partners Asset Management, Inc., Class A	836	17,966
Assetmark Financial Holdings, Inc.*	314	6,402
Associated Capital Group, Inc., Class A(x)	69	2,111
B. Riley Financial, Inc.	768	14,147
BGC Partners, Inc., Class A	10,755	27,103
BlackRock, Inc.	533	234,504
Blucora, Inc.*	567	6,832
Brightsphere Investment Group, Inc.	2,537	16,211
Calamos Asset Management, Inc.(r)*	819	—
Cowen, Inc., Class A	435	4,202
Diamond Hill Investment Group, Inc.	16	1,444
Donnelley Financial Solutions, Inc.*	1,012	5,333
Eaton Vance Corp.	3,856	124,356
Evercore, Inc., Class A	890	40,993
GAIN Capital Holdings, Inc.(x)	650	3,627
GAMCO Investors, Inc., Class A	37	407
INTL. FCStone, Inc.*	580	21,031
Janus Henderson Group plc	5,726	87,722
Lazard Ltd., Class A	2,328	54,848
Legg Mason, Inc.	3,104	151,630
Moelis & Co., Class A	356	10,004
Northern Trust Corp.	14,102	1,064,137
Oppenheimer Holdings, Inc., Class A	293	5,790
Piper Sandler Cos	494	24,982
PJT Partners, Inc., Class A	307	13,321
Sculptor Capital Management, Inc.	269	3,642
SEI Investments Co.	2,407	111,540
State Street Corp.	5,803	309,126
Stifel Financial Corp.	2,402	99,155
T. Rowe Price Group, Inc.	2,778	271,272
Virtu Financial, Inc., Class A	1,034	21,528
Virtus Investment Partners, Inc.	214	16,287
Waddell & Reed Financial, Inc., Class A	2,436	27,722
Westwood Holdings Group, Inc.	270	4,944
WisdomTree Investments, Inc.	2,677	6,237

		3,341,834

Consumer Finance (0.3%)
Credit Acceptance Corp.(x)*	39	9,972
Elevate Credit, Inc.*	293	305
Encore Capital Group, Inc.*	1,083	25,321
Enova International, Inc.*	375	5,434
EZCORP, Inc., Class A*	2,026	8,448
Green Dot Corp., Class A*	275	6,982
LendingClub Corp.*	2,479	19,460
Medallion Financial Corp.*	714	1,328
Navient Corp.	7,109	53,886
Nelnet, Inc., Class A	646	29,335
OneMain Holdings, Inc.	2,374	45,391
Oportun Financial Corp.(x)*	127	1,340
PRA Group, Inc.*	1,641	45,488
Regional Management Corp.*	153	2,090
Santander Consumer USA Holdings, Inc.	3,708	51,578
SLM Corp.	15,294	109,964
World Acceptance Corp.*	75	4,096

		420,418

Diversified Financial Services (0.3%)
Alerus Financial Corp.	106	1,751
Banco Latinoamericano de Comercio Exterior SA, Class E	988	10,186
Cannae Holdings, Inc.*	2,688	90,021
FGL Holdings	5,290	51,842
Jefferies Financial Group, Inc.	9,050	123,714
Marlin Business Services Corp.	207	2,312
On Deck Capital, Inc.*	2,193	3,377
Voya Financial, Inc.	4,538	184,016

		467,219

Insurance (7.0%)
Aflac, Inc.	9,362	320,555
Alleghany Corp.	454	250,767
Ambac Financial Group, Inc.*	1,643	20,275
American Equity Investment Life Holding Co.	2,848	53,542
American Financial Group, Inc.	2,679	187,744
American National Insurance Co.	274	22,572
AMERISAFE, Inc.	593	38,231
Argo Group International Holdings Ltd.	1,218	45,139
Arthur J Gallagher & Co.	1,043	85,015
Assurant, Inc.	2,195	228,478
Assured Guaranty Ltd.	3,397	87,609
Axis Capital Holdings Ltd.	2,705	104,548
Brighthouse Financial, Inc.*	17,476	422,395
Brown & Brown, Inc.	18,492	669,780
BRP Group, Inc., Class A*	344	3,629
Chubb Ltd.	5,989	668,911
Citizens, Inc.(x)*	1,940	12,649
CNO Financial Group, Inc.	5,365	66,472
Donegal Group, Inc., Class A	397	6,034
Employers Holdings, Inc.	1,002	40,591
Enstar Group Ltd.*	2,123	337,663
Erie Indemnity Co., Class A	302	44,768
Everest Re Group Ltd.	1,021	196,461
FBL Financial Group, Inc., Class A	366	17,081
FedNat Holding Co.	184	2,112
First American Financial Corp.	3,646	154,627
Genworth Financial, Inc., Class A*	18,254	60,603
Global Indemnity Ltd.	229	5,840
Globe Life, Inc.	4,916	353,805
Greenlight Capital Re Ltd., Class A(x)*	1,295	7,705
Hallmark Financial Services, Inc.*	354	1,430
Hanover Insurance Group, Inc. (The)	1,414	128,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
HCI Group, Inc.	208	$8,372
Heritage Insurance Holdings, Inc.	774	8,290
Horace Mann Educators Corp.	1,310	47,933
Independence Holding Co.	270	6,901
Investors Title Co.	38	4,864
James River Group Holdings Ltd.	502	18,192
Kemper Corp.	1,854	137,882
MBIA, Inc.*	2,580	18,421
Mercury General Corp.	998	40,639
National General Holdings Corp.	1,114	18,437
National Western Life Group, Inc., Class A	84	14,448
NI Holdings, Inc.*	437	5,926
Old Republic International Corp.	10,280	156,770
Primerica, Inc.	422	37,339
ProAssurance Corp.	31,058	776,450
ProSight Global, Inc.*	204	1,989
Protective Insurance Corp., Class B	312	4,290
Reinsurance Group of America, Inc.	14,270	1,200,678
RenaissanceRe Holdings Ltd.	4,977	743,166
Safety Insurance Group, Inc.	532	44,917
Selective Insurance Group, Inc.	1,164	57,851
State Auto Financial Corp.	591	16,424
Stewart Information Services Corp.	724	19,309
Third Point Reinsurance Ltd.*	2,648	19,622
Tiptree, Inc.	811	4,233
United Fire Group, Inc.	735	23,968
United Insurance Holdings Corp.	677	6,255
Universal Insurance Holdings, Inc.	660	11,827
Unum Group	7,341	110,188
Watford Holdings Ltd.*	591	8,658
White Mountains Insurance Group Ltd.	114	103,740
Willis Towers Watson plc	5,603	951,670
WR Berkley Corp.	5,239	273,319

		9,548,079

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
AG Mortgage Investment Trust, Inc. (REIT)	1,037	2,841
AGNC Investment Corp. (REIT)	19,576	207,114
Anworth Mortgage Asset Corp. (REIT)	2,989	3,378
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,634	41,804
Ares Commercial Real Estate Corp. (REIT)(x)	967	6,759
Arlington Asset Investment Corp. (REIT), Class A	1,198	2,624
ARMOUR Residential REIT, Inc. (REIT)	2,056	18,113
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	4,601	85,671
Capstead Mortgage Corp. (REIT)	3,662	15,380
Cherry Hill Mortgage Investment Corp. (REIT)	448	2,778
Chimera Investment Corp. (REIT)	6,856	62,390
Colony Credit Real Estate, Inc. (REIT)	3,041	11,982
Dynex Capital, Inc. (REIT)	868	9,062
Ellington Financial, Inc. (REIT)	1,268	7,240
Exantas Capital Corp. (REIT)	986	2,721
Granite Point Mortgage Trust, Inc. (REIT)	1,964	9,957
Great Ajax Corp. (REIT)	560	3,562
Invesco Mortgage Capital, Inc. (REIT)	5,838	19,908
KKR Real Estate Finance Trust, Inc. (REIT)(x)	952	14,289
Ladder Capital Corp. (REIT)	3,523	16,699
MFA Financial, Inc. (REIT)	15,701	24,337
New Residential Investment Corp. (REIT)	15,057	75,436
New York Mortgage Trust, Inc. (REIT)	13,859	21,481
Orchid Island Capital, Inc. (REIT)(x)	2,132	6,289
PennyMac Mortgage Investment Trust (REIT)‡	3,558	37,786
Ready Capital Corp. (REIT)	1,194	8,621
Redwood Trust, Inc. (REIT)	4,088	20,685
Starwood Property Trust, Inc. (REIT)	9,873	101,198
TPG RE Finance Trust, Inc. (REIT)	1,841	10,107
Two Harbors Investment Corp. (REIT)	9,933	37,845
Western Asset Mortgage Capital Corp. (REIT)	2,292	5,249

		893,306

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	903	16,371
Bridgewater Bancshares, Inc.*	1,001	9,760
Capitol Federal Financial, Inc.	35,195	408,614
Columbia Financial, Inc.*	1,909	27,490
ESSA Bancorp, Inc.	305	4,163
Essent Group Ltd.	1,717	45,226
Federal Agricultural Mortgage Corp., Class C	239	13,296
First Defiance Financial Corp.	1,272	18,749
Flagstar Bancorp, Inc.	1,263	25,045
FS Bancorp, Inc.	119	4,284
Hingham Institution for Savings	25	3,625
Home Bancorp, Inc.	310	7,570
HomeStreet, Inc.	715	15,894
Kearny Financial Corp.	2,071	17,790
Luther Burbank Corp.	838	7,684
Merchants Bancorp	280	4,250
Meridian Bancorp, Inc.	1,488	16,695
Meta Financial Group, Inc.	449	9,752
MGIC Investment Corp.	12,592	79,959
MMA Capital Holdings, Inc.*	154	3,808
Mr Cooper Group, Inc.*	50,089	367,152
New York Community Bancorp, Inc.	16,404	154,034
Northfield Bancorp, Inc.	1,589	17,781
Northwest Bancshares, Inc.	3,613	41,802
OceanFirst Financial Corp.	1,892	30,102
Ocwen Financial Corp.*	6,602	3,301
OP Bancorp	384	2,865
PCSB Financial Corp.	648	9,066
PDL Community Bancorp*	263	2,701
PennyMac Financial Services, Inc.‡	302	6,677
Pioneer Bancorp, Inc.*	397	4,121
Provident Bancorp, Inc.*	214	1,845
Provident Financial Holdings, Inc.	204	3,107
Provident Financial Services, Inc.	2,197	28,253
Prudential Bancorp, Inc.	359	5,313
Radian Group, Inc.	7,307	94,626
Riverview Bancorp, Inc.	746	3,737
Southern Missouri Bancorp, Inc.	237	5,752
Sterling Bancorp, Inc.	576	2,477
Territorial Bancorp, Inc.	390	9,575
TFS Financial Corp.	1,741	26,585
Timberland Bancorp, Inc.	254	4,646
TrustCo Bank Corp.	2,908	15,732
Velocity Financial, Inc.*	208	1,566
Walker & Dunlop, Inc.	870	35,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Washington Federal, Inc.	2,810	$72,948
Waterstone Financial, Inc.	907	13,188
Western New England Bancorp, Inc.	734	4,962
WSFS Financial Corp.	1,901	47,373

		1,756,347

Total Financials		29,875,094

Health Care (7.8%)
Biotechnology (0.8%)
Abeona Therapeutics, Inc.*	1,787	3,753
Acceleron Pharma, Inc.*	278	24,984
Acorda Therapeutics, Inc.(x)*	1,321	1,232
Adamas Pharmaceuticals, Inc.(x)*	780	2,254
Aduro Biotech, Inc.*	365	1,000
Aeglea BioTherapeutics, Inc.*	775	3,611
Affimed NV*	599	946
Agios Pharmaceuticals, Inc.*	1,981	70,286
Akebia Therapeutics, Inc.*	4,369	33,117
Akero Therapeutics, Inc.*	67	1,420
Aldeyra Therapeutics, Inc.(x)*	269	664
Alkermes plc*	5,770	83,203
Alnylam Pharmaceuticals, Inc.*	648	70,535
AMAG Pharmaceuticals, Inc.(x)*	1,043	6,446
AnaptysBio, Inc.*	129	1,823
Anika Therapeutics, Inc.*	457	13,212
Applied Therapeutics, Inc.(x)*	56	1,831
Aprea Therapeutics, Inc.*	46	1,599
Arcus Biosciences, Inc.*	1,194	16,573
Arcutis Biotherapeutics, Inc.*	72	2,146
Ardelyx, Inc.*	2,380	13,530
Arena Pharmaceuticals, Inc.*	385	16,170
Assembly Biosciences, Inc.*	968	14,355
Atreca, Inc., Class A(x)*	119	1,969
Avid Bioservices, Inc.*	244	1,247
Beam Therapeutics, Inc.*	85	1,530
BioCryst Pharmaceuticals, Inc.(x)*	613	1,226
Black Diamond Therapeutics, Inc.(x)*	84	2,096
Bluebird Bio, Inc.*	2,020	92,839
Bridgebio Pharma, Inc.(x)*	589	17,081
Calithera Biosciences, Inc.*	1,643	7,295
CareDx, Inc.*	67	1,463
Castle Biosciences, Inc.*	66	1,967
Cellular Biomedicine Group, Inc.(x)*	122	1,930
CEL-SCI Corp.(x)*	113	1,304
Chimerix, Inc.*	1,416	2,039
Coherus Biosciences, Inc.*	1,271	20,616
Concert Pharmaceuticals, Inc.*	1,285	11,359
Constellation Pharmaceuticals, Inc.*	57	1,791
Cortexyme, Inc.(x)*	28	1,277
Cytokinetics, Inc.*	175	2,063
Dynavax Technologies Corp.(x)*	236	833
Enochian Biosciences, Inc.(x)*	475	1,425
Epizyme, Inc.*	805	12,486
Evelo Biosciences, Inc.(x)*	384	1,442
Exelixis, Inc.*	6,457	111,190
FibroGen, Inc.*	259	9,000
Five Prime Therapeutics, Inc.*	1,655	3,757
Frequency Therapeutics, Inc.(x)*	49	873
G1 Therapeutics, Inc.*	444	4,893
Geron Corp.(x)*	7,424	8,835
Gossamer Bio, Inc.*	675	6,851
Gritstone Oncology, Inc.(x)*	644	3,748
Harpoon Therapeutics, Inc.(x)*	141	1,633
IGM Biosciences, Inc.*	34	1,909
ImmunoGen, Inc.*	2,660	9,071
Immunomedics, Inc.*	580	7,818
Intellia Therapeutics, Inc.(x)*	357	4,366
Jounce Therapeutics, Inc.*	593	2,817
Karuna Therapeutics, Inc.(x)*	72	5,184
Kezar Life Sciences, Inc.*	957	4,173
Ligand Pharmaceuticals, Inc.(x)*	529	38,469
Lineage Cell Therapeutics, Inc.(x)*	3,736	3,094
MacroGenics, Inc.*	816	4,749
Mersana Therapeutics, Inc.*	1,224	7,136
Minerva Neurosciences, Inc.*	81	488
Moderna, Inc.*	788	23,601
Molecular Templates, Inc.*	262	3,482
Morphic Holding, Inc.(x)*	77	1,130
Myriad Genetics, Inc.*	2,306	32,999
Neon Therapeutics, Inc.(x)*	528	1,394
NextCure, Inc.*	25	927
Novavax, Inc.(x)*	674	9,153
OPKO Health, Inc.(x)*	13,944	18,685
Oyster Point Pharma, Inc.*	41	1,435
PDL BioPharma, Inc.*	3,875	10,927
PolarityTE, Inc.(x)*	512	553
Precigen, Inc.(x)*	1,718	5,841
Prevail Therapeutics, Inc.*	96	1,170
Principia Biopharma, Inc.*	30	1,781
Protagonist Therapeutics, Inc.*	203	1,433
Prothena Corp. plc*	1,351	14,456
REVOLUTION Medicines, Inc.*	98	2,147
Rigel Pharmaceuticals, Inc.*	574	895
Sangamo Therapeutics, Inc.*	1,097	6,988
Solid Biosciences, Inc.*	468	1,119
Spectrum Pharmaceuticals, Inc.*	276	643
Spero Therapeutics, Inc.*	324	2,618
SpringWorks Therapeutics, Inc.*	88	2,376
Stoke Therapeutics, Inc.*	121	2,771
Sutro Biopharma, Inc.*	311	3,172
Synlogic, Inc.*	528	908
TCR2 Therapeutics, Inc.(x)*	383	2,964
TG Therapeutics, Inc.*	302	2,972
Turning Point Therapeutics, Inc.*	44	1,965
United Therapeutics Corp.*	1,580	149,823
UNITY Biotechnology, Inc.(x)*	282	1,636
VBI Vaccines, Inc.(x)*	1,220	1,159
Viela Bio, Inc.*	37	1,406
Viking Therapeutics, Inc.(x)*	1,876	8,780
Vir Biotechnology, Inc.(x)*	49	1,679

		1,137,010

Health Care Equipment & Supplies (2.9%)
AngioDynamics, Inc.*	1,453	15,155
Apyx Medical Corp.*	940	3,375
Avanos Medical, Inc.*	1,719	46,293
Boston Scientific Corp.*	24,356	794,736
Cantel Medical Corp.	600	21,540
Cerus Corp.*	607	2,823
ElectroCore, Inc.(x)*	646	614
Envista Holdings Corp.*	17,325	258,835
Hill-Rom Holdings, Inc.	1,167	117,400
Hologic, Inc.*	11,144	391,154
ICU Medical, Inc.*	485	97,858
Integer Holdings Corp.*	316	19,864
Integra LifeSciences Holdings Corp.*	2,578	115,159
Invacare Corp.	1,315	9,770
LeMaitre Vascular, Inc.	88	2,193
LivaNova plc*	374	16,924
Meridian Bioscience, Inc.*	1,502	12,617
OraSure Technologies, Inc.*	2,227	23,963
Orthofix Medical, Inc.*	155	4,342
Rockwell Medical, Inc.(x)*	256	525
RTI Surgical Holdings, Inc.*	1,904	3,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SeaSpine Holdings Corp.*	707	$5,776
Siemens Healthineers AG(m)	7,953	315,562
STERIS plc	2,857	399,894
TransEnterix, Inc.*	156	55
TransMedics Group, Inc.*	79	954
Utah Medical Products, Inc.	22	2,069
Varex Imaging Corp.*	814	18,486
West Pharmaceutical Services, Inc.	642	97,744
Zimmer Biomet Holdings, Inc.	11,811	1,193,856

		3,992,792

Health Care Providers & Services (2.2%)
1Life Healthcare, Inc.*	355	6,443
Acadia Healthcare Co., Inc.*	3,170	58,170
American Renal Associates Holdings, Inc.*	366	2,419
Brookdale Senior Living, Inc.*	6,477	20,208
Cardinal Health, Inc.	10,827	519,046
Community Health Systems, Inc.*	3,236	10,808
Covetrus, Inc.*	3,582	29,158
Cross Country Healthcare, Inc.*	1,005	6,774
Encompass Health Corp.	1,748	111,924
Enzo Biochem, Inc.*	1,465	3,706
Hanger, Inc.*	1,124	17,512
Henry Schein, Inc.*	6,299	318,225
Magellan Health, Inc.*	351	16,887
McKesson Corp.	4,129	558,489
MEDNAX, Inc.*	3,063	35,653
Molina Healthcare, Inc.*	483	67,480
National HealthCare Corp.	444	31,848
Option Care Health, Inc.*	1,046	9,906
Owens & Minor, Inc.	2,316	21,191
Patterson Cos., Inc.	3,031	46,344
Premier, Inc., Class A*	2,227	72,867
Progyny, Inc.(x)*	195	4,132
Quest Diagnostics, Inc.	5,695	457,309
Surgery Partners, Inc.*	750	4,898
Tenet Healthcare Corp.*	217	3,125
Tivity Health, Inc.(x)*	1,823	11,467
Triple-S Management Corp., Class B*	878	12,380
Universal Health Services, Inc., Class B	5,381	533,149

		2,991,518

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	5,901	41,543
Cerner Corp.	5,551	349,657
Change Healthcare, Inc.(x)*	3,985	39,810
Computer Programs & Systems, Inc.	414	9,212
Evolent Health, Inc., Class A*	1,906	10,350
Health Catalyst, Inc.*	89	2,327
HealthStream, Inc.*	620	14,849
Livongo Health, Inc.(x)*	235	6,705
Phreesia, Inc.*	126	2,650
Schrodinger, Inc.*	78	3,363

		480,466

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.*	724	20,112
Avantor, Inc.*	3,272	40,867
Bio-Rad Laboratories, Inc., Class A*	766	268,529
Luminex Corp.	1,489	40,992
NanoString Technologies, Inc.*	123	2,958
Pacific Biosciences of California, Inc.*	449	1,374
PerkinElmer, Inc.	3,128	235,476
Personalis, Inc.*	196	1,582
PPD, Inc.*	1,047	18,647
QIAGEN NV*	8,018	333,549
Syneos Health, Inc.*	2,090	82,388

		1,046,474

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc.(x)*	1,802	2,126
Aclaris Therapeutics, Inc.(x)*	1,063	1,106
Akorn, Inc.*	2,465	1,383
Assertio Therapeutics, Inc.*	2,149	1,397
Cara Therapeutics, Inc.(x)*	152	2,008
Catalent, Inc.*	5,563	288,998
cbdMD, Inc.(x)*	329	306
Endo International plc*	7,840	29,008
EyePoint Pharmaceuticals, Inc.(x)*	917	935
Fulcrum Therapeutics, Inc.*	87	1,039
Horizon Therapeutics plc*	5,981	177,157
Intra-Cellular Therapies, Inc.*	975	14,986
Jazz Pharmaceuticals plc*	219	21,843
Kala Pharmaceuticals, Inc.(x)*	409	3,595
Lannett Co., Inc.(x)*	1,042	7,242
Mallinckrodt plc(x)*	2,677	5,300
Menlo Therapeutics, Inc.*	2,000	5,360
Nektar Therapeutics*	5,202	92,856
Osmotica Pharmaceuticals plc(x)*	396	1,259
Perrigo Co. plc	4,572	219,868
Phathom Pharmaceuticals, Inc.*	69	1,782
Phibro Animal Health Corp., Class A	13	314
Prestige Consumer Healthcare, Inc.*	1,850	67,858
Reata Pharmaceuticals, Inc., Class A*	475	68,562
resTORbio, Inc.(x)*	464	478
Revance Therapeutics, Inc.*	264	3,907
Satsuma Pharmaceuticals, Inc.*	23	495
Strongbridge Biopharma plc*	1,216	2,298
TherapeuticsMD, Inc.(x)*	832	882
Verrica Pharmaceuticals, Inc.(x)*	270	2,951
WaVe Life Sciences Ltd.(x)*	162	1,518

		1,028,817

Total Health Care		10,677,077

Industrials (15.2%)
Aerospace & Defense (1.2%)
AAR Corp.	1,160	20,602
Aerojet Rocketdyne Holdings, Inc.*	780	32,627
BAE Systems plc	22,384	144,436
BWX Technologies, Inc.	881	42,913
Cubic Corp.	969	40,029
Curtiss-Wright Corp.	1,549	143,143
Ducommun, Inc.*	289	7,182
General Dynamics Corp.	2,532	335,009
Hexcel Corp.	184	6,843
Huntington Ingalls Industries, Inc.	298	54,299
Maxar Technologies, Inc.(x)	2,171	23,186
Moog, Inc., Class A	138	6,973
National Presto Industries, Inc.	153	10,834
Park Aerospace Corp.	588	7,409
Spirit AeroSystems Holdings, Inc., Class A	378	9,045
Teledyne Technologies, Inc.*	1,300	386,451
Textron, Inc.	11,830	315,506
Triumph Group, Inc.	1,193	8,065
Vectrus, Inc.*	421	17,434

		1,611,986

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.*	824	21,152
Echo Global Logistics, Inc.*	1,010	17,251
Hub Group, Inc., Class A*	26,341	1,197,725
XPO Logistics, Inc.*	1,395	68,006

		1,304,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Airlines (1.1%)
Alaska Air Group, Inc.	16,875	$480,431
Allegiant Travel Co.	6,447	527,365
Copa Holdings SA, Class A	1,133	51,314
Hawaiian Holdings, Inc.(x)	1,685	17,591
JetBlue Airways Corp.*	9,472	84,774
Mesa Air Group, Inc.*	544	1,790
SkyWest, Inc.	1,791	46,906
Southwest Airlines Co.	9,195	327,434
Spirit Airlines, Inc.(x)*	470	6,058

		1,543,663

Building Products (0.9%)
Allegion plc	819	75,364
AO Smith Corp.	4,107	155,286
Apogee Enterprises, Inc.	104	2,165
Armstrong Flooring, Inc.*	697	997
Builders FirstSource, Inc.*	267	3,265
Caesarstone Ltd.	877	9,270
Cornerstone Building Brands, Inc.*	1,509	6,881
Fortune Brands Home & Security, Inc.	3,441	148,823
Gibraltar Industries, Inc.*	1,181	50,689
Griffon Corp.	1,302	16,470
Insteel Industries, Inc.	601	7,963
JELD-WEN Holding, Inc.*	245	2,384
Johnson Controls International plc	21,258	573,116
Lennox International, Inc.	111	20,179
Masonite International Corp.*	47	2,230
Owens Corning	3,897	151,243
Patrick Industries, Inc.	243	6,843
PGT Innovations, Inc.*	934	7,836
Quanex Building Products Corp.	1,250	12,600
Resideo Technologies, Inc.*	4,426	21,422
Universal Forest Products, Inc.	222	8,256

		1,283,282

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	2,413	58,781
ACCO Brands Corp.	3,625	18,306
ADT, Inc.(x)	4,181	18,062
Advanced Disposal Services, Inc.*	136	4,461
Brady Corp., Class A	324	14,622
BrightView Holdings, Inc.*	1,201	13,283
CECO Environmental Corp.*	948	4,427
Charah Solutions, Inc.*	339	580
Clean Harbors, Inc.*	1,880	96,519
CompX International, Inc.	77	1,170
Deluxe Corp.	1,458	37,806
Ennis, Inc.	938	17,616
Heritage-Crystal Clean, Inc.*	154	2,501
HNI Corp.	302	7,607
IAA, Inc.*	444	13,302
Interface, Inc.	143	1,081
KAR Auction Services, Inc.	363	4,356
Kimball International, Inc., Class B	161	1,918
Knoll, Inc.	55	568
Matthews International Corp., Class A	1,127	27,262
McGrath RentCorp	284	14,876
Mobile Mini, Inc.	1,078	28,276
NL Industries, Inc.	371	1,106
PICO Holdings, Inc.*	568	4,419
Pitney Bowes, Inc.	2,647	5,400
Quad/Graphics, Inc.	918	2,313
Republic Services, Inc.	2,817	211,444
RR Donnelley & Sons Co.	2,462	2,360
SP Plus Corp.*	813	16,870
Steelcase, Inc., Class A	2,458	24,260
Stericycle, Inc.*	14,704	714,320
Team, Inc.*	1,000	6,500
UniFirst Corp.	546	82,495
VSE Corp.	240	3,934

		1,462,801

Construction & Engineering (0.7%)
AECOM*	5,441	162,414
Aegion Corp.*	1,120	20,082
Ameresco, Inc., Class A*	918	15,633
Arcosa, Inc.	1,762	70,022
Argan, Inc.	80	2,766
Concrete Pumping Holdings, Inc.*	861	2,462
Construction Partners, Inc., Class A(x)*	571	9,644
Dycom Industries, Inc.*	195	5,002
EMCOR Group, Inc.	488	29,924
Fluor Corp.	5,146	35,559
Granite Construction, Inc.	1,401	21,267
Great Lakes Dredge & Dock Corp.*	257	2,133
IES Holdings, Inc.*	161	2,842
Jacobs Engineering Group, Inc.	4,641	367,892
Northwest Pipe Co.*	288	6,408
Primoris Services Corp.	452	7,187
Quanta Services, Inc.	3,938	124,953
Sterling Construction Co., Inc.*	645	6,127
Tutor Perini Corp.*	1,477	9,925
Valmont Industries, Inc.	770	81,605
WillScot Corp.*	568	5,754

		989,601

Electrical Equipment (2.3%)
Acuity Brands, Inc.	1,059	90,714
American Superconductor Corp.(x)*	487	2,669
AZZ, Inc.	676	19,009
Bloom Energy Corp., Class A(x)*	2,097	10,967
Emerson Electric Co.	15,052	717,228
Encore Wire Corp.	741	31,115
EnerSys	549	27,186
GrafTech International Ltd.(x)	2,128	17,279
Hubbell, Inc.	6,060	695,324
nVent Electric plc	42,954	724,634
Powell Industries, Inc.	344	8,831
Preformed Line Products Co.	176	8,770
Regal Beloit Corp.	1,467	92,348
Sensata Technologies Holding plc*	21,521	622,603
Thermon Group Holdings, Inc.*	988	14,889

		3,083,566

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	258	32,322

Machinery (3.5%)
AGCO Corp.	2,267	107,116
Alamo Group, Inc.	43	3,818
Altra Industrial Motion Corp.	2,382	41,661
Astec Industries, Inc.	823	28,780
Barnes Group, Inc.	1,517	63,456
Blue Bird Corp.*	228	2,492
Briggs & Stratton Corp.(x)	1,282	2,320
CIRCOR International, Inc.*	760	8,839
Colfax Corp.*	39,354	779,209
Columbus McKinnon Corp.	295	7,375
Commercial Vehicle Group, Inc.*	990	1,495
Crane Co.	1,824	89,704
Cummins, Inc.	3,374	456,570
Eastern Co. (The)	313	6,104
Enerpac Tool Group Corp.	1,073	17,758
EnPro Industries, Inc.	704	27,864
ESCO Technologies, Inc.	53	4,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Federal Signal Corp.	108	$2,946
Flowserve Corp.	3,744	89,444
Franklin Electric Co., Inc.	89	4,195
Gates Industrial Corp. plc*	1,546	11,410
Gencor Industries, Inc.*	263	2,762
Gorman-Rupp Co. (The)	533	16,635
Graham Corp.	319	4,115
Greenbrier Cos., Inc. (The)	1,136	20,153
Hillenbrand, Inc.	1,267	24,212
Hurco Cos., Inc.	259	7,537
Hyster-Yale Materials Handling, Inc.	325	13,029
IDEX Corp.	1,361	187,968
IMI plc	34,191	316,251
Ingersoll Rand, Inc.*	5,233	129,778
ITT, Inc.	3,173	143,927
Kennametal, Inc.	3,023	56,288
LB Foster Co., Class A*	308	3,807
Lincoln Electric Holdings, Inc.	106	7,314
Lindsay Corp.	257	23,536
Luxfer Holdings plc	75	1,061
Lydall, Inc.*	600	3,876
Manitowoc Co., Inc. (The)*	1,326	11,271
Meritor, Inc.*	426	5,645
Miller Industries, Inc.	395	11,171
Mueller Industries, Inc.	928	22,216
Mueller Water Products, Inc., Class A	2,392	19,160
Navistar International Corp.*	1,779	29,336
NN, Inc.	1,328	2,297
Nordson Corp.	184	24,853
Oshkosh Corp.	2,459	158,187
PACCAR, Inc.	6,321	386,403
Parker-Hannifin Corp.	1,706	221,319
Park-Ohio Holdings Corp.	266	5,038
Pentair plc	6,059	180,316
REV Group, Inc.	721	3,007
Rexnord Corp.	3,427	77,690
Snap-on, Inc.	1,955	212,743
Spartan Motors, Inc.	318	4,105
SPX Corp.*	265	8,650
SPX FLOW, Inc.*	12,455	353,971
Standex International Corp.	466	22,843
Terex Corp.	501	7,194
Timken Co. (The)	2,421	78,295
Titan International, Inc.	2,385	3,697
TriMas Corp.*	1,630	37,653
Trinity Industries, Inc.	3,644	58,559
Twin Disc, Inc.*	328	2,289
Wabash National Corp.	1,743	12,584
WABCO Holdings, Inc.*	292	39,435
Watts Water Technologies, Inc., Class A	415	35,130
Woodward, Inc.	354	21,042

		4,774,927

Marine (0.7%)
Costamare, Inc.	1,735	7,842
Eagle Bulk Shipping, Inc.*	1,162	2,150
Genco Shipping & Trading Ltd.	529	3,396
Kirby Corp.*	19,220	835,493
Matson, Inc.	1,537	47,063
Safe Bulkers, Inc.*	1,827	2,174
Scorpio Bulkers, Inc.	1,467	3,712

		901,830

Professional Services (0.3%)
Acacia Research Corp.*	1,210	2,686
ASGN, Inc.*	206	7,276
BG Staffing, Inc.	201	1,504
CBIZ, Inc.*	1,877	39,267
CRA International, Inc.	191	6,381
FTI Consulting, Inc.*	1,218	145,880
GP Strategies Corp.*	405	2,637
Heidrick & Struggles International, Inc.	628	14,130
Huron Consulting Group, Inc.*	727	32,977
ICF International, Inc.	256	17,587
InnerWorkings, Inc.*	1,372	1,605
Kelly Services, Inc., Class A	1,202	15,253
ManpowerGroup, Inc.	2,122	112,445
Mistras Group, Inc.*	515	2,194
Resources Connection, Inc.	689	7,558
TrueBlue, Inc.*	1,409	17,979

		427,359

Road & Rail (1.1%)
AMERCO	320	92,976
ArcBest Corp.	939	16,451
Covenant Transportation Group, Inc., Class A*	414	3,589
Daseke, Inc.(x)*	1,403	1,964
Heartland Express, Inc.	23,595	438,159
Hertz Global Holdings, Inc.*	3,598	22,236
Knight-Swift Transportation Holdings, Inc.	4,458	146,222
Landstar System, Inc.	123	11,791
Marten Transport Ltd.	1,458	29,918
Norfolk Southern Corp.	3,658	534,068
PAM Transportation Services, Inc.*	29	892
Roadrunner Transportation Systems, Inc.(x)*	144	367
Ryder System, Inc.	1,899	50,210
Saia, Inc.*	388	28,534
Schneider National, Inc., Class B	2,048	39,608
US Xpress Enterprises, Inc., Class A(x)*	750	2,505
Werner Enterprises, Inc.	1,625	58,923
YRC Worldwide, Inc.(x)*	982	1,650

		1,480,063

Trading Companies & Distributors (1.4%)
Air Lease Corp.	3,559	78,796
Beacon Roofing Supply, Inc.*	1,634	27,026
BlueLinx Holdings, Inc.(x)*	286	1,416
BMC Stock Holdings, Inc.*	2,427	43,031
CAI International, Inc.*	549	7,763
DXP Enterprises, Inc.*	518	6,351
Foundation Building Materials, Inc.*	431	4,435
GATX Corp.	1,258	78,700
General Finance Corp.*	182	1,136
GMS, Inc.*	751	11,813
H&E Equipment Services, Inc.	236	3,464
HD Supply Holdings, Inc.*	5,838	165,974
Herc Holdings, Inc.*	795	16,266
Kaman Corp.	866	33,315
MRC Global, Inc.*	2,768	11,792
MSC Industrial Direct Co., Inc., Class A	8,635	474,666
NOW, Inc.*	3,801	19,613
Rush Enterprises, Inc., Class A	977	31,186
Rush Enterprises, Inc., Class B	174	5,309
Systemax, Inc.	92	1,631
Textainer Group Holdings Ltd.*	2,126	17,476
Titan Machinery, Inc.*	598	5,197
Triton International Ltd.	1,955	50,576
Univar Solutions, Inc.*	6,231	66,796
Veritiv Corp.*	410	3,223
Watsco, Inc.	1,170	184,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
WESCO International, Inc.*	22,680	$518,238
Willis Lease Finance Corp.*	74	1,968

		1,872,052

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	2,666	67,316

Total Industrials		20,834,902

Information Technology (7.9%)
Communications Equipment (1.1%)
ADTRAN, Inc.	1,828	14,039
Applied Optoelectronics, Inc.(x)*	640	4,858
CalAmp Corp.*	1,069	4,810
Calix, Inc.*	726	5,140
Casa Systems, Inc.*	158	553
Ciena Corp.*	5,537	220,428
CommScope Holding Co., Inc.*	7,021	63,961
Comtech Telecommunications Corp.	883	11,735
DASAN Zhone Solutions, Inc.*	30	126
Digi International, Inc.*	931	8,882
EchoStar Corp., Class A*	1,785	57,066
F5 Networks, Inc.*	2,928	312,213
Harmonic, Inc.*	3,301	19,014
Infinera Corp.*	6,558	34,757
Inseego Corp.*	1,400	8,722
Juniper Networks, Inc.	21,283	407,357
KVH Industries, Inc.*	483	4,555
Lumentum Holdings, Inc.*	2,699	198,916
NETGEAR, Inc.*	1,068	24,393
NetScout Systems, Inc.*	2,574	60,927
Ribbon Communications, Inc.*	2,450	7,423
TESSCO Technologies, Inc.	217	1,061
ViaSat, Inc.*	2,085	74,893

		1,545,829

Electronic Equipment, Instruments & Components (2.5%)
Anixter International, Inc.*	1,095	96,218
Arlo Technologies, Inc.*	2,380	5,783
Arrow Electronics, Inc.*	2,904	150,630
Avnet, Inc.	13,155	330,190
Bel Fuse, Inc., Class B	301	2,932
Belden, Inc.	1,427	51,486
Benchmark Electronics, Inc.	1,366	27,306
Coherent, Inc.*	875	93,109
CTS Corp.	1,201	29,893
Daktronics, Inc.	1,192	5,877
Dolby Laboratories, Inc., Class A	1,972	106,902
ePlus, Inc.*	56	3,507
Fabrinet*	95	5,183
FARO Technologies, Inc.*	31	1,380
Fitbit, Inc., Class A*	6,633	44,176
FLIR Systems, Inc.	4,471	142,580
II-VI, Inc.*	1,190	33,915
Insight Enterprises, Inc.*	816	34,378
Jabil, Inc.	4,229	103,949
KEMET Corp.	2,073	50,084
Kimball Electronics, Inc.*	749	8,179
Knowles Corp.*	2,965	39,672
Littelfuse, Inc.	859	114,608
Methode Electronics, Inc.	1,350	35,680
MTS Systems Corp.	438	9,855
National Instruments Corp.	4,451	147,239
PC Connection, Inc.	426	17,555
Plexus Corp.*	908	49,540
Sanmina Corp.*	25,073	683,991
ScanSource, Inc.*	930	19,893
SYNNEX Corp.	1,495	109,285
TE Connectivity Ltd.	5,466	344,249
Tech Data Corp.*	1,276	166,965
Trimble, Inc.*	7,548	240,253
TTM Technologies, Inc.*	3,521	36,407
Vishay Intertechnology, Inc.	4,779	68,865
Vishay Precision Group, Inc.*	86	1,727

		3,413,441

IT Services (1.5%)
Alliance Data Systems Corp.	1,318	44,351
Amdocs Ltd.	4,809	264,351
Broadridge Financial Solutions, Inc.	1,810	171,642
CACI International, Inc., Class A*	890	187,923
Cardtronics plc, Class A*	347	7,259
Conduent, Inc.*	6,640	16,268
CoreLogic, Inc.	2,711	82,794
Exela Technologies, Inc.(x)*	336	69
Hackett Group, Inc. (The)	78	992
Information Services Group, Inc.*	1,215	3,122
Jack Henry & Associates, Inc.	320	49,677
KBR, Inc.	5,120	105,881
Leidos Holdings, Inc.	4,837	443,311
Limelight Networks, Inc.*	2,614	14,900
LiveRamp Holdings, Inc.*	2,437	80,226
ManTech International Corp., Class A	964	70,054
Perspecta, Inc.	4,686	85,473
Sabre Corp.	8,255	48,952
StarTek, Inc.*	554	2,083
Sykes Enterprises, Inc.*	1,406	38,131
Unisys Corp.*	400	4,940
WNS Holdings Ltd. (ADR)*	8,515	365,975

		2,088,374

Semiconductors & Semiconductor Equipment (1.9%)
Adesto Technologies Corp.(x)*	132	1,477
Alpha & Omega Semiconductor Ltd.*	683	4,378
Ambarella, Inc.*	713	34,623
Amkor Technology, Inc.*	3,621	28,208
Applied Materials, Inc.	9,588	439,322
Axcelis Technologies, Inc.*	1,196	21,899
AXT, Inc.*	1,323	4,247
Brooks Automation, Inc.	364	11,102
CEVA, Inc.*	48	1,197
Cirrus Logic, Inc.*	2,099	137,757
Cohu, Inc.	1,427	17,666
Cree, Inc.*	3,611	128,046
Cypress Semiconductor Corp.	13,340	311,089
Diodes, Inc.*	1,141	46,365
DSP Group, Inc.*	468	6,271
First Solar, Inc.*	2,994	107,964
FormFactor, Inc.*	2,570	51,631
GSI Technology, Inc.*	507	3,529
Ichor Holdings Ltd.*	653	12,511
MACOM Technology Solutions Holdings, Inc.*	1,614	30,553
Maxim Integrated Products, Inc.	8,741	424,900
Microchip Technology, Inc.	2,644	179,263
MKS Instruments, Inc.	1,957	159,398
NeoPhotonics Corp.*	1,550	11,238
NVE Corp.	16	833
ON Semiconductor Corp.*	14,798	184,087
Onto Innovation, Inc.*	1,354	40,173
PDF Solutions, Inc.*	871	10,208
Photronics, Inc.*	2,048	21,013
Rambus, Inc.*	4,050	44,955
Semtech Corp.*	178	6,675
SiTime Corp.*	86	1,872
SMART Global Holdings, Inc.*	465	11,300
SunPower Corp.(x)*	2,789	14,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Synaptics, Inc.*	1,238	$71,643
Ultra Clean Holdings, Inc.*	1,448	19,982
Veeco Instruments, Inc.*	1,792	17,149
Xperi Corp.	1,396	19,418

		2,638,082

Software (0.5%)
2U, Inc.*	1,302	27,628
American Software, Inc., Class A	680	9,663
Avaya Holdings Corp.*	3,477	28,129
Bill.Com Holdings, Inc.*	64	2,189
Cerence, Inc.*	1,418	21,837
Ceridian HCM Holding, Inc.*	645	32,295
Cloudera, Inc.(x)*	8,406	66,155
Digimarc Corp.*	28	365
Dynatrace, Inc.*	859	20,479
GTY Technology Holdings, Inc.(x)*	1,400	6,328
LogMeIn, Inc.	1,742	145,074
Medallia, Inc.*	409	8,196
Nuance Communications, Inc.*	10,366	173,942
OneSpan, Inc.*	318	5,772
Ping Identity Holding Corp.(x)*	79	1,582
QAD, Inc., Class A	179	7,147
Rosetta Stone, Inc.*	581	8,146
SecureWorks Corp., Class A*	256	2,947
SolarWinds Corp.*	1,207	18,914
Sprout Social, Inc., Class A(x)*	68	1,085
Synchronoss Technologies, Inc.(x)*	1,224	3,733
Telenav, Inc.*	567	2,449
TiVo Corp.	4,628	32,766
Verint Systems, Inc.*	119	5,117

		631,938

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	4,242	32,706
Diebold Nixdorf, Inc.*	1,186	4,175
HP, Inc.	18,460	320,466
Immersion Corp.*	1,012	5,424
Stratasys Ltd.*	1,875	29,906
Xerox Holdings Corp.	6,378	120,799

		513,476

Total Information Technology		10,831,140

Materials (5.7%)
Chemicals (2.7%)
AdvanSix, Inc.*	911	8,691
Albemarle Corp.(x)	3,815	215,052
American Vanguard Corp.	1,094	15,819
Amyris, Inc.(x)*	1,731	4,431
Ashland Global Holdings, Inc.	14,748	738,432
Axalta Coating Systems Ltd.*	34,065	588,303
Cabot Corp.	2,076	54,225
CF Industries Holdings, Inc.	7,137	194,126
Chemours Co. (The)	5,964	52,901
Element Solutions, Inc.*	4,853	40,571
Ferro Corp.*	496	4,643
Flotek Industries, Inc.*	1,736	1,545
FutureFuel Corp.	1,122	12,645
Hawkins, Inc.	329	11,712
HB Fuller Co.	477	13,323
Huntsman Corp.	7,819	112,828
Innospec, Inc.	110	7,644
Intrepid Potash, Inc.*	2,861	2,289
Koppers Holdings, Inc.*	136	1,682
Kraton Corp.*	720	5,832
Kronos Worldwide, Inc.(x)	740	6,246
Livent Corp.*	5,153	27,053
LSB Industries, Inc.*	764	1,604
Minerals Technologies, Inc.	1,283	46,522
NewMarket Corp.	17	6,509
Olin Corp.	5,719	66,741
Orion Engineered Carbons SA	631	4,707
PolyOne Corp.	146	2,770
PQ Group Holdings, Inc.*	1,308	14,257
Rayonier Advanced Materials, Inc.	1,504	1,594
RPM International, Inc.	10,205	607,198
Sensient Technologies Corp.	733	31,893
Stepan Co.	657	58,118
Trecora Resources*	716	4,260
Tredegar Corp.	989	15,458
Trinseo SA	1,429	25,879
Tronox Holdings plc, Class A	1,608	8,008
Valhi, Inc.	768	791
Valvoline, Inc.	6,843	89,575
Westlake Chemical Corp.	1,290	49,239
WR Grace & Co.	14,260	507,656

		3,662,772

Construction Materials (0.1%)
Eagle Materials, Inc.	241	14,079
Summit Materials, Inc., Class A*	3,403	51,045
United States Lime & Minerals, Inc.	58	4,283

		69,407

Containers & Packaging (1.8%)
AptarGroup, Inc.	1,375	136,868
Ardagh Group SA	678	8,041
Avery Dennison Corp.	178	18,133
Berry Global Group, Inc.*	2,941	99,141
Crown Holdings, Inc.*	1,985	115,209
Graphic Packaging Holding Co.	25,489	310,966
Greif, Inc., Class A	952	29,598
Greif, Inc., Class B	201	8,052
O-I Glass, Inc.	5,699	40,520
Packaging Corp. of America	8,029	697,158
Sealed Air Corp.	5,247	129,653
Silgan Holdings, Inc.	2,788	80,908
Sonoco Products Co.	12,829	594,624
UFP Technologies, Inc.*	208	7,923
Westrock Co.	8,144	230,149

		2,506,943

Metals & Mining (0.7%)
Alcoa Corp.*	6,868	42,307
Allegheny Technologies, Inc.*	4,503	38,275
Carpenter Technology Corp.	1,722	33,579
Century Aluminum Co.*	1,500	5,430
Cleveland-Cliffs, Inc.(x)	11,082	43,774
Coeur Mining, Inc.*	8,280	26,579
Commercial Metals Co.	4,283	67,629
Gold Resource Corp.	1,893	5,206
Haynes International, Inc.	404	8,326
Hecla Mining Co.	18,940	34,471
Kaiser Aluminum Corp.	277	19,191
Materion Corp.	448	15,684
Novagold Resources, Inc.*	2,536	18,716
Olympic Steel, Inc.	254	2,629
Ramaco Resources, Inc.(x)*	419	1,001
Reliance Steel & Aluminum Co.	2,347	205,574
Royal Gold, Inc.	1,621	142,178
Schnitzer Steel Industries, Inc., Class A	1,013	13,210
Steel Dynamics, Inc.	7,462	168,193
SunCoke Energy, Inc.	2,350	9,047
Synalloy Corp.*	273	2,383
TimkenSteel Corp.*	1,168	3,773
United States Steel Corp.(x)	6,355	40,100
Warrior Met Coal, Inc.	1,621	17,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Worthington Industries, Inc.	1,123	$29,479

		993,949

Paper & Forest Products (0.4%)
Boise Cascade Co.	1,089	25,896
Clearwater Paper Corp.*	620	13,522
Domtar Corp.	2,083	45,076
Louisiana-Pacific Corp.	3,513	60,353
Mondi plc	23,202	395,759
Neenah, Inc.	104	4,486
PH Glatfelter Co.	1,606	19,625
Schweitzer-Mauduit International, Inc.	1,094	30,435
Verso Corp., Class A*	1,206	13,604

		608,756

Total Materials		7,841,827

Real Estate (10.9%)
Equity Real Estate Investment Trusts (REITs) (10.4%)
Acadia Realty Trust (REIT)	3,159	39,140
Agree Realty Corp. (REIT)	1,494	92,479
Alexander & Baldwin, Inc. (REIT)	2,553	28,645
American Campus Communities, Inc. (REIT)	30,606	849,316
American Finance Trust, Inc. (REIT)	3,462	21,638
American Homes 4 Rent (REIT), Class A	5,280	122,496
Apartment Investment & Management Co. (REIT), Class A	5,333	187,455
Apple Hospitality REIT, Inc. (REIT)	7,638	70,040
Armada Hoffler Properties, Inc. (REIT)	1,415	15,141
Ashford Hospitality Trust, Inc. (REIT)	2,632	1,946
Braemar Hotels & Resorts, Inc. (REIT)	889	1,511
Brandywine Realty Trust (REIT)	6,330	66,592
Brixmor Property Group, Inc. (REIT)	10,743	102,058
BRT Apartments Corp. (REIT)	290	2,972
Camden Property Trust (REIT)	3,359	266,167
CareTrust REIT, Inc. (REIT)	912	13,488
CatchMark Timber Trust, Inc. (REIT), Class A	1,845	13,321
CBL & Associates Properties, Inc. (REIT)(x)*	5,647	1,130
Cedar Realty Trust, Inc. (REIT)	2,524	2,355
Chatham Lodging Trust (REIT)	1,811	10,757
CIM Commercial Trust Corp. (REIT)	382	4,236
City Office REIT, Inc. (REIT)	2,125	15,364
Colony Capital, Inc. (REIT)	16,797	29,395
Columbia Property Trust, Inc. (REIT)	4,190	52,375
Community Healthcare Trust, Inc. (REIT)	300	11,484
CoreCivic, Inc. (REIT)	4,331	48,377
CorEnergy Infrastructure Trust, Inc. (REIT)	434	7,977
CorePoint Lodging, Inc. (REIT)	1,268	4,971
CoreSite Realty Corp. (REIT)	290	33,611
Corporate Office Properties Trust (REIT)	4,035	89,295
Cousins Properties, Inc. (REIT)	5,277	154,458
CubeSmart LP (REIT)	46,207	1,237,886
CyrusOne, Inc. (REIT)	4,051	250,149
DiamondRock Hospitality Co. (REIT)	6,876	34,930
Diversified Healthcare Trust (REIT)	9,135	33,160
Douglas Emmett, Inc. (REIT)	22,336	681,471
Duke Realty Corp. (REIT)	13,298	430,589
Easterly Government Properties, Inc. (REIT)	2,097	51,670
Empire State Realty Trust, Inc. (REIT), Class A	26,444	236,938
EPR Properties (REIT)	2,829	68,518
Equity Commonwealth (REIT)	4,345	137,780
Essential Properties Realty Trust, Inc. (REIT)	2,980	38,919
Farmland Partners, Inc. (REIT)(x)	838	5,087
First Industrial Realty Trust, Inc. (REIT)	3,594	119,429
Franklin Street Properties Corp. (REIT)	3,677	21,069
Front Yard Residential Corp. (REIT)	1,797	21,474
Gaming and Leisure Properties, Inc. (REIT)	7,332	203,170
Getty Realty Corp. (REIT)	1,226	29,105
Gladstone Commercial Corp. (REIT)	955	13,714
Gladstone Land Corp. (REIT)	678	8,034
Global Medical REIT, Inc. (REIT)	1,542	15,605
Global Net Lease, Inc. (REIT)	3,365	44,990
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,141	43,698
Healthcare Realty Trust, Inc. (REIT)	4,747	132,584
Healthcare Trust of America, Inc. (REIT), Class A	7,763	188,486
Hersha Hospitality Trust (REIT)	1,122	4,017
Highwoods Properties, Inc. (REIT)	3,687	130,594
Hudson Pacific Properties, Inc. (REIT)	5,491	139,252
Independence Realty Trust, Inc. (REIT)	3,211	28,706
Industrial Logistics Properties Trust (REIT)	2,334	40,938
Investors Real Estate Trust (REIT)	412	22,660
Iron Mountain, Inc. (REIT)	9,141	217,556
iStar, Inc. (REIT)	28,399	301,313
JBG SMITH Properties (REIT)	4,407	140,275
Jernigan Capital, Inc. (REIT)	722	7,913
Kilroy Realty Corp. (REIT)	3,754	239,130
Kimco Realty Corp. (REIT)	14,956	144,625
Kite Realty Group Trust (REIT)	3,071	29,082
Lexington Realty Trust (REIT)	8,665	86,043
Life Storage, Inc. (REIT)	1,666	157,520
LTC Properties, Inc. (REIT)	750	23,175
Macerich Co. (The) (REIT)(x)	5,216	29,366
Mack-Cali Realty Corp. (REIT)	3,119	47,502
Medical Properties Trust, Inc. (REIT)	18,561	320,920
MGM Growth Properties LLC (REIT), Class A	16,417	388,590
Mid-America Apartment Communities, Inc. (REIT)	3,585	369,363
Monmouth Real Estate Investment Corp. (REIT)	2,945	35,487
National Health Investors, Inc. (REIT)	875	43,330
National Retail Properties, Inc. (REIT)	6,189	199,224
New Senior Investment Group, Inc. (REIT)	1,514	3,876
Office Properties Income Trust (REIT)	1,718	46,815
Omega Healthcare Investors, Inc. (REIT)	8,186	217,256
One Liberty Properties, Inc. (REIT)	496	6,909
Outfront Media, Inc. (REIT)	4,395	59,245
Paramount Group, Inc. (REIT)	7,161	63,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Park Hotels & Resorts, Inc. (REIT)	8,698	$68,801
Pebblebrook Hotel Trust (REIT)	4,791	52,174
Pennsylvania REIT (REIT)(x)	963	878
Physicians Realty Trust (REIT)	6,831	95,224
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,750	384,105
PotlatchDeltic Corp. (REIT)	2,389	74,991
Preferred Apartment Communities, Inc. (REIT), Class A	1,764	12,666
Rayonier, Inc. (REIT)	4,684	110,308
Regency Centers Corp. (REIT)	6,014	231,118
Retail Opportunity Investments Corp. (REIT)	4,148	34,387
Retail Properties of America, Inc. (REIT), Class A	7,817	40,414
Retail Value, Inc. (REIT)	499	6,113
Rexford Industrial Realty, Inc. (REIT)	4,087	167,608
RLJ Lodging Trust (REIT)	6,164	47,586
RPT Realty (REIT)	2,871	17,312
Sabra Health Care REIT, Inc. (REIT)	7,307	79,792
Safehold, Inc. (REIT)(x)	421	26,620
Saul Centers, Inc. (REIT)	37	1,211
Seritage Growth Properties (REIT), Class A(x)*	1,018	9,274
Service Properties Trust (REIT)	5,968	32,227
SITE Centers Corp. (REIT)	5,538	28,853
SL Green Realty Corp. (REIT)	2,856	123,094
Spirit Realty Capital, Inc. (REIT)	3,610	94,401
STAG Industrial, Inc. (REIT)	5,381	121,180
STORE Capital Corp. (REIT)	7,784	141,046
Summit Hotel Properties, Inc. (REIT)	3,748	15,817
Sun Communities, Inc. (REIT)	2,488	310,627
Sunstone Hotel Investors, Inc. (REIT)	8,079	70,368
Taubman Centers, Inc. (REIT)	2,116	88,618
Terreno Realty Corp. (REIT)	2,134	110,435
UMH Properties, Inc. (REIT)	192	2,085
Universal Health Realty Income Trust (REIT)	36	3,629
Urban Edge Properties (REIT)	4,104	36,156
Urstadt Biddle Properties, Inc. (REIT), Class A	1,129	15,919
VEREIT, Inc. (REIT)	38,740	189,439
VICI Properties, Inc. (REIT)(x)	16,737	278,504
Washington Prime Group, Inc. (REIT)(x)	5,990	4,823
Washington REIT (REIT)	2,953	70,488
Weingarten Realty Investors (REIT)	4,410	63,636
Welltower, Inc. (REIT)	10,130	463,751
Weyerhaeuser Co. (REIT)	30,009	508,653
Whitestone REIT (REIT)	1,225	7,595
Xenia Hotels & Resorts, Inc. (REIT)	4,078	42,003

		14,236,273

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA*	197	1,511
American Realty Investors, Inc.*	110	1,016
Consolidated-Tomoka Land Co.	164	7,434
Cushman & Wakefield plc*	184	2,160
Forestar Group, Inc.*	541	5,599
FRP Holdings, Inc.*	230	9,890
Griffin Industrial Realty, Inc.	27	883
Howard Hughes Corp. (The)*	1,001	50,571
Jones Lang LaSalle, Inc.	4,524	456,834
Kennedy-Wilson Holdings, Inc.	2,114	28,370
Marcus & Millichap, Inc.*	97	2,629
Maui Land & Pineapple Co., Inc.*	102	1,115
Newmark Group, Inc., Class A	516	2,193
Rafael Holdings, Inc., Class B*	340	4,355
RE/MAX Holdings, Inc., Class A	663	14,533
Realogy Holdings Corp.(x)	4,410	13,274
St Joe Co. (The)*	1,207	20,253
Stratus Properties, Inc.*	199	3,520
Tejon Ranch Co.*	914	12,851
Transcontinental Realty Investors, Inc.(x)*	51	1,046

		640,037

Total Real Estate		14,876,310

Utilities (7.1%)
Electric Utilities (3.0%)
ALLETE, Inc.	1,865	113,168
Alliant Energy Corp.	8,640	417,226
Edison International	12,330	675,561
El Paso Electric Co.	1,212	82,367
Eversource Energy	3,092	241,825
Genie Energy Ltd., Class B	290	2,082
Hawaiian Electric Industries, Inc.	3,915	168,541
IDACORP, Inc.	1,809	158,812
MGE Energy, Inc.	806	52,769
NRG Energy, Inc.	9,123	248,693
OGE Energy Corp.	7,230	222,178
Otter Tail Corp.	807	35,879
Pinnacle West Capital Corp.	11,427	866,052
PNM Resources, Inc.	2,878	109,364
Portland General Electric Co.	3,202	153,504
Xcel Energy, Inc.	9,600	578,880

		4,126,901

Gas Utilities (2.6%)
Atmos Energy Corp.	7,284	722,791
National Fuel Gas Co.	2,967	110,640
New Jersey Resources Corp.	3,221	109,417
Northwest Natural Holding Co.	932	57,551
ONE Gas, Inc.	1,877	156,955
RGC Resources, Inc.	255	7,377
South Jersey Industries, Inc.	24,814	620,350
Southwest Gas Holdings, Inc.	1,736	120,756
Spire, Inc.	7,686	572,453
UGI Corp.	37,725	1,006,126

		3,484,416

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	1,432	3,064
Clearway Energy, Inc., Class A	1,121	19,247
Clearway Energy, Inc., Class C	2,977	55,968
Ormat Technologies, Inc.	921	62,315
Sunnova Energy International, Inc.*	737	7,422
TerraForm Power, Inc., Class A	759	11,969
Vistra Energy Corp.	15,358	245,114

		405,099

Multi-Utilities (0.9%)
Ameren Corp.	3,328	242,378
Avista Corp.	2,395	101,764
Black Hills Corp.	2,209	141,442
MDU Resources Group, Inc.	7,212	155,058
NorthWestern Corp.	8,095	484,324
Unitil Corp.	544	28,462
WEC Energy Group, Inc.	1,277	112,542

		1,265,970

Water Utilities (0.3%)
Artesian Resources Corp., Class A	257	9,607
Cadiz, Inc.(x)*	441	5,146
California Water Service Group	94	4,730
Consolidated Water Co. Ltd.	465	7,626
Essential Utilities, Inc.	7,818	318,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Middlesex Water Co.	83	$4,990
SJW Group	331	19,122
York Water Co. (The)	52	2,260

		371,674

Total Utilities		9,654,060

Total Common Stocks (96.8%) (Cost $164,502,899)		132,327,048

EXCHANGE TRADED FUND (ETF):
Equity (0.2%)
iShares Russell Mid-Cap Value ETF	2,778	178,042

Total Exchange Traded Fund (0.2%) (Cost $179,153)		178,042

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc.,
CVR(r)(x)*
(Cost $—)	138	19

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	3,986,332	3,986,730

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $1,589,847, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $1,621,644.(xx)	1,589,847	1,589,847

Total Repurchase Agreements		1,789,847

Total Short-Term Investments (4.2%) (Cost $5,776,358)		5,776,577

Total Investments in Securities (101.2%) (Cost $170,458,410)		138,281,686
Other Assets Less Liabilities (-1.2%)		(1,604,883)

Net Assets (100%)		$136,676,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2020, the market value of these securities amounted to $315,562 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $2,642,071. This was collateralized by $1,017,283 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $1,789,847 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	3,558	61,454	7,058	—	—	(30,726)	37,786	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	302	10,280	—	—	—	(3,603)	6,677	36	—

Total		71,734	7,058	—	—	(34,329)	44,463	36	—

Futures contracts outstanding as of March 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4	6/2020	USD	229,520	567
S&P Midcap 400 E-Mini Index	3	6/2020	USD	431,340	(280)

					287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2020 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
CAD	78,497	USD	54,450	Morgan Stanley	6/30/2020	1,376
GBP	106,177	USD	125,515	JPMorgan Chase Bank	6/30/2020	6,566
JPY	2,460,168	USD	22,453	Bank of America	6/30/2020	514
JPY	847,575	USD	7,666	UBS AG	6/30/2020	247
NOK	177,706	USD	15,856	Goldman Sachs	6/30/2020	1,242
USD	9,661	CAD	13,499	Morgan Stanley	6/30/2020	61
USD	51,326	EUR	46,197	Credit Suisse	6/30/2020	201

Total unrealized appreciation						10,207

EUR	26,121	USD	28,928	Credit Suisse	6/30/2020	(20)
USD	355,904	CAD	515,750	Morgan Stanley	6/30/2020	(10,895)
USD	1,004,941	EUR	924,686	Credit Suisse	6/30/2020	(18,381)
USD	792,803	GBP	676,510	JPMorgan Chase Bank	6/30/2020	(48,752)
USD	231,029	JPY	24,986,449	Bank of America	6/30/2020	(2,231)
USD	296,126	NOK	3,344,038	Goldman Sachs	6/30/2020	(25,626)

Total unrealized depreciation						(105,905)

Net unrealized depreciation						(95,698)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,556,664	$—	$—		$3,556,664
Consumer Discretionary	12,116,320	437,334	—		12,553,654
Consumer Staples	7,900,597	850,462	—		8,751,059
Energy	2,875,261	—	—		2,875,261
Financials	29,875,094	—	—	(a)	29,875,094
Health Care	10,361,515	315,562	—		10,677,077
Industrials	20,374,215	460,687	—		20,834,902
Information Technology	10,831,140	—	—		10,831,140
Materials	7,446,068	395,759	—		7,841,827
Real Estate	14,875,427	883	—		14,876,310
Utilities	9,654,060	—	—		9,654,060
Exchange Traded Funds	178,042	—	—		178,042
Forward Currency Contracts	—	10,207	—		10,207
Futures	567	—	—		567
Rights
Health Care	—	—	19		19
Short-Term Investments
Investment Company	3,986,730	—	—		3,986,730
Repurchase Agreements	—	1,789,847	—		1,789,847

Total Assets	$134,031,700	$4,260,741	$19		$138,292,460

Liabilities:
Forward Currency Contracts	$—	$(105,905)	$—		$(105,905)
Futures	(280)	—	—		(280)

Total Liabilities	$(280)	$(105,905)	$—		$(106,185)

Total	$134,031,420	$4,154,836	$19		$138,186,275

(a)	Value is zero.

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,348,796
Aggregate gross unrealized depreciation	(46,919,861)

Net unrealized depreciation	$(32,571,065)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,757,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (3.2%)
Activision Blizzard, Inc.*	103,635	$6,164,210
Electronic Arts, Inc.*	37,388	3,745,156
NetEase, Inc. (ADR)	11,070	3,553,027
Netflix, Inc.*	23,945	8,991,347
Nexon Co. Ltd.	56,500	924,153
Take-Two Interactive Software, Inc.*	67,550	8,012,106
Zynga, Inc., Class A*	487,978	3,342,649

		34,732,648

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A*	16,589	19,275,589
Alphabet, Inc., Class C*	20,130	23,407,365
Cargurus, Inc.*	3,310	62,691
Cars.com, Inc.*	3,100	13,330
Facebook, Inc., Class A*	141,892	23,667,586
IAC/InterActiveCorp*	3,380	605,797
Match Group, Inc.(x)*	21,479	1,418,473
Pinterest, Inc., Class A*	4,730	73,031
Snap, Inc., Class A*	36,540	434,461
Tencent Holdings Ltd.	30,326	1,478,743
Tencent Holdings Ltd. (ADR)	48,965	2,403,692
TripAdvisor, Inc.	4,886	84,968
Twitter, Inc.*	36,114	886,960
Yelp, Inc.*	2,963	53,423
Zillow Group, Inc., Class A*	1,597	54,250
Zillow Group, Inc., Class C(x)*	5,839	210,321

		74,130,680

Total Communication Services		108,863,328

Consumer Discretionary (9.1%)
Automobiles (0.2%)
Tesla, Inc.*	3,880	2,033,120

Diversified Consumer Services (0.2%)
TAL Education Group (ADR)*	42,720	2,275,267

Internet & Direct Marketing Retail (8.7%)
Alibaba Group Holding Ltd. (ADR)*	26,271	5,109,184
Amazon.com, Inc.*	41,319	80,560,481
Booking Holdings, Inc.*	2,230	3,000,064
eBay, Inc.	35,570	1,069,234
Etsy, Inc.*	37,694	1,448,957
Expedia Group, Inc.	6,502	365,868
Groupon, Inc.(x)*	20,755	20,344
Grubhub, Inc.*	7,287	296,799
JD.com, Inc. (ADR)*	78,580	3,182,490
Qurate Retail, Inc., Class A*	17,980	109,768
Shutterstock, Inc.	888	28,558
Stamps.com, Inc.*	760	98,861
Wayfair, Inc., Class A(x)*	3,054	163,206

		95,453,814

Total Consumer Discretionary		99,762,201

Health Care (0.4%)
Health Care Technology (0.4%)
Veeva Systems, Inc., Class A*	27,645	4,322,849

Total Health Care		4,322,849

Industrials (0.3%)
Electrical Equipment (0.1%)
Bloom Energy Corp., Class A(x)*	87,745	458,906

Professional Services (0.1%)
Equifax, Inc.	9,817	1,172,641

Road & Rail (0.1%)
Uber Technologies, Inc.*	53,708	1,499,527

Total Industrials		3,131,074

Information Technology (57.1%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	1,741	116,960
Arista Networks, Inc.*	2,527	511,844
Ciena Corp.*	7,190	286,234
Cisco Systems, Inc.	197,370	7,758,615
CommScope Holding Co., Inc.*	9,029	82,254
Comtech Telecommunications Corp.	1,130	15,018
EchoStar Corp., Class A*	2,130	68,096
Extreme Networks, Inc.*	5,650	17,458
F5 Networks, Inc.*	2,830	301,763
Harmonic, Inc.*	4,460	25,690
Infinera Corp.*	7,230	38,319
Inseego Corp.(x)*	2,450	15,264
InterDigital, Inc.	1,440	64,267
Juniper Networks, Inc.	15,570	298,010
Lumentum Holdings, Inc.*	36,587	2,696,462
Motorola Solutions, Inc.	7,969	1,059,239
NETGEAR, Inc.*	1,400	31,976
NetScout Systems, Inc.*	3,060	72,430
Plantronics, Inc.(x)	1,520	15,291
Telefonaktiebolaget LM Ericsson (ADR)*	102,510	829,306
Ubiquiti, Inc.	573	81,125
ViaSat, Inc.*	2,680	96,266
Viavi Solutions, Inc.*	41,730	467,793

		14,949,680

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	13,794	1,005,307
Anixter International, Inc.*	1,390	122,139
Arrow Electronics, Inc.*	3,770	195,550
Avnet, Inc.	4,690	117,719
Badger Meter, Inc.	1,350	72,360
Belden, Inc.	1,780	64,222
Benchmark Electronics, Inc.	1,720	34,383
CDW Corp.	6,676	622,671
Celestica, Inc.*	5,099	17,847
Cognex Corp.	27,745	1,171,394
Coherent, Inc.*	1,140	121,307
Corning, Inc.	35,780	734,921
Dolby Laboratories, Inc., Class A	2,943	159,540
Fabrinet*	1,700	92,752
Fitbit, Inc., Class A*	10,657	70,976
Flex Ltd.*	280,534	2,349,472
FLIR Systems, Inc.	6,238	198,930
II-VI, Inc.*	4,028	114,798
Insight Enterprises, Inc.*	1,660	69,936
IPG Photonics Corp.*	5,350	589,998
Itron, Inc.*	1,610	89,886
Jabil, Inc.	6,420	157,804
KEMET Corp.	2,700	65,232
Keysight Technologies, Inc.*	8,711	728,937
Knowles Corp.*	3,954	52,905
Littelfuse, Inc.	1,120	149,430
Methode Electronics, Inc.	1,710	45,195
National Instruments Corp.	5,440	179,955
Novanta, Inc.*	1,610	128,607
OSI Systems, Inc.*	790	54,447
Plexus Corp.*	1,360	74,202
Rogers Corp.*	880	83,090
Samsung SDI Co. Ltd.	2,110	412,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sanmina Corp.*	3,223	$87,923
SYNNEX Corp.	1,893	138,378
TE Connectivity Ltd.	15,536	978,457
Tech Data Corp.*	1,640	214,594
Trimble, Inc.*	11,570	368,273
TTM Technologies, Inc.*	4,560	47,150
Vishay Intertechnology, Inc.	6,140	88,477
Zebra Technologies Corp., Class A*	2,530	464,508

		12,535,923

IT Services (13.4%)
Accenture plc, Class A	29,568	4,827,272
Akamai Technologies, Inc.*	54,205	4,959,215
Alliance Data Systems Corp.	1,885	63,430
Automatic Data Processing, Inc.	20,130	2,751,368
Black Knight, Inc.*	6,921	401,833
Booz Allen Hamilton Holding Corp.	6,540	448,906
Broadridge Financial Solutions, Inc.	5,310	503,547
CACI International, Inc., Class A*	1,170	247,045
Cardtronics plc, Class A*	1,640	34,309
CGI, Inc.*	11,130	605,583
Cognizant Technology Solutions Corp., Class A	25,470	1,183,591
Conduent, Inc.*	7,651	18,745
CoreLogic, Inc.	3,680	112,387
CSG Systems International, Inc.	1,510	63,193
DXC Technology Co.	53,120	693,216
EPAM Systems, Inc.*	14,069	2,612,051
Euronet Worldwide, Inc.*	2,520	216,014
EVERTEC, Inc.	2,763	62,803
ExlService Holdings, Inc.*	1,570	81,687
Fidelity National Information Services, Inc.	67,542	8,215,809
Fiserv, Inc.*	86,427	8,209,701
FleetCor Technologies, Inc.*	17,263	3,220,240
Gartner, Inc.*	4,150	413,216
Genpact Ltd.	77,278	2,256,518
Global Payments, Inc.	93,260	13,450,890
GoDaddy, Inc., Class A*	8,209	468,816
International Business Machines Corp.	41,232	4,573,866
Jack Henry & Associates, Inc.	3,600	558,864
KBR, Inc.	6,560	135,661
Leidos Holdings, Inc.	6,185	566,855
LiveRamp Holdings, Inc.*	3,130	103,040
ManTech International Corp., Class A	1,230	89,384
Mastercard, Inc., Class A	53,975	13,038,201
MAXIMUS, Inc.	2,940	171,108
MongoDB, Inc.*	73,100	9,981,074
NIC, Inc.	3,080	70,840
Okta, Inc.*	119,250	14,579,505
Paychex, Inc.	14,800	931,216
PayPal Holdings, Inc.*	115,135	11,023,025
Perspecta, Inc.	6,397	116,681
Sabre Corp.	12,705	75,341
Science Applications International Corp.	2,262	168,813
Shopify, Inc., Class A*	6,180	2,576,627
Square, Inc., Class A*	35,345	1,851,371
Switch, Inc., Class A	2,700	38,961
Sykes Enterprises, Inc.*	1,750	47,460
TTEC Holdings, Inc.	780	28,642
Twilio, Inc., Class A*	57,715	5,164,915
VeriSign, Inc.*	10,063	1,812,246
Verra Mobility Corp.*	6,070	43,340
Virtusa Corp.*	1,350	38,340
Visa, Inc., Class A	124,549	20,067,335
Western Union Co. (The)	19,500	353,535
WEX, Inc.*	18,309	1,914,206

		146,241,837

Semiconductors & Semiconductor Equipment (12.2%)
Advanced Energy Industries, Inc.*	1,770	85,827
Advanced Micro Devices, Inc.*	387,412	17,619,498
Ambarella, Inc.*	1,450	70,412
Amkor Technology, Inc.*	4,900	38,171
Analog Devices, Inc.	17,155	1,537,946
Applied Materials, Inc.	42,960	1,968,427
ASML Holding NV (Registered) (NYRS)	10,350	2,707,974
BE Semiconductor Industries NV	38,009	1,158,841
Broadcom, Inc.	18,485	4,382,793
Brooks Automation, Inc.	3,330	101,565
Cabot Microelectronics Corp.	1,340	152,948
Cirrus Logic, Inc.*	2,670	175,232
Cree, Inc.*	43,465	1,541,269
Cypress Semiconductor Corp.	17,135	399,588
Diodes, Inc.*	1,910	77,613
Enphase Energy, Inc.*	3,700	119,473
Entegris, Inc.	6,240	279,365
First Solar, Inc.*	3,510	126,571
FormFactor, Inc.*	58,800	1,181,292
Globalwafers Co. Ltd.	89,500	990,607
Inphi Corp.*	2,119	167,761
Intel Corp.	248,090	13,426,631
KLA Corp.	40,144	5,770,299
Kulicke & Soffa Industries, Inc.	2,930	61,149
Lam Research Corp.	41,566	9,975,840
Lattice Semiconductor Corp.*	99,462	1,772,413
MACOM Technology Solutions Holdings, Inc.*	2,079	39,355
Marvell Technology Group Ltd.	210,876	4,772,124
Maxim Integrated Products, Inc.	12,570	611,028
MaxLinear, Inc.*	3,010	35,127
Microchip Technology, Inc.	11,127	754,411
Micron Technology, Inc.*	362,738	15,256,760
MKS Instruments, Inc.	2,540	206,883
Monolithic Power Systems, Inc.	1,870	313,150
NVIDIA Corp.	77,120	20,328,832
ON Semiconductor Corp.*	19,081	237,368
Onto Innovation, Inc.*	2,250	66,757
Power Integrations, Inc.	1,370	121,012
Qorvo, Inc.*	5,401	435,483
QUALCOMM, Inc.	79,426	5,373,169
Rambus, Inc.*	5,150	57,165
Semtech Corp.*	3,070	115,125
Silicon Laboratories, Inc.*	2,010	171,674
SK Hynix, Inc.	20,773	1,405,255
Skyworks Solutions, Inc.	7,940	709,677
SolarEdge Technologies, Inc.*	2,260	185,049
STMicroelectronics NV (NYRS), Class Y	138,070	2,950,556
SunPower Corp.(x)*	4,014	20,351
Synaptics, Inc.*	1,520	87,962
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	73,365	3,506,113
Teradyne, Inc.	33,092	1,792,594
Texas Instruments, Inc.	43,480	4,344,956
Tokyo Electron Ltd.	8,500	1,598,334
Universal Display Corp.	2,000	263,560
Xilinx, Inc.	11,710	912,677

		132,562,012

Software (23.0%)
2U, Inc.*	2,914	61,835
8x8, Inc.*	4,660	64,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ACI Worldwide, Inc.*	5,370	$129,685
Adobe, Inc.*	29,689	9,448,227
Alarm.com Holdings, Inc.*	1,660	64,591
Altair Engineering, Inc., Class A(x)*	1,760	46,640
Alteryx, Inc., Class A*	103,510	9,851,047
Anaplan, Inc.*	3,960	119,830
ANSYS, Inc.*	3,980	925,231
Appfolio, Inc., Class A(x)*	680	75,446
Appian Corp.(x)*	1,590	63,966
Aspen Technology, Inc.*	3,184	302,703
Atlassian Corp. plc, Class A*	105,855	14,529,657
Autodesk, Inc.*	20,685	3,228,928
Avalara, Inc.*	3,060	228,276
Avaya Holdings Corp.*	4,300	34,787
Benefitfocus, Inc.*	1,380	12,296
Blackbaud, Inc.	2,250	124,987
BlackBerry Ltd.(x)*	22,963	94,837
Blackline, Inc.*	1,990	104,694
Bottomline Technologies DE, Inc.*	1,730	63,404
Box, Inc., Class A*	6,930	97,297
Cadence Design Systems, Inc.*	13,050	861,822
CDK Global, Inc.	5,613	184,387
Ceridian HCM Holding, Inc.*	4,660	233,326
Citrix Systems, Inc.	12,600	1,783,530
Cloudera, Inc.*	11,408	89,781
CommVault Systems, Inc.*	1,950	78,936
Cornerstone OnDemand, Inc.*	2,412	76,581
Coupa Software, Inc.*	11,620	1,623,663
Crowdstrike Holdings, Inc., Class A*	215,295	11,987,626
Datadog, Inc., Class A*	650	23,387
Descartes Systems Group, Inc. (The)*	3,910	134,465
DocuSign, Inc.*	20,585	1,902,054
Dropbox, Inc., Class A*	10,003	181,054
Dynatrace, Inc.*	9,380	223,619
Ebix, Inc.	1,020	15,484
Elastic NV*	1,490	83,157
Envestnet, Inc.*	2,440	131,223
Everbridge, Inc.*	1,590	169,112
Fair Isaac Corp.*	1,340	412,305
FireEye, Inc.*	10,080	106,646
Five9, Inc.*	2,830	216,382
ForeScout Technologies, Inc.*	1,800	56,862
Fortinet, Inc.*	67,560	6,835,045
Guidewire Software, Inc.*	29,096	2,307,604
HubSpot, Inc.*	1,862	248,000
Intuit, Inc.	12,150	2,794,500
J2 Global, Inc.	2,152	161,077
LivePerson, Inc.(x)*	2,830	64,382
LogMeIn, Inc.	2,260	188,213
Manhattan Associates, Inc.*	2,940	146,471
Microsoft Corp.	477,522	75,309,995
MicroStrategy, Inc., Class A*	370	43,697
New Relic, Inc.*	2,285	105,658
NortonLifeLock, Inc.	26,670	498,996
Nuance Communications, Inc.*	13,100	219,818
Nutanix, Inc., Class A*	6,780	107,124
Open Text Corp.	12,566	438,805
Oracle Corp.	100,792	4,871,277
Palo Alto Networks, Inc.*	4,561	747,822
Paycom Software, Inc.*	86,143	17,401,747
Paylocity Holding Corp.*	1,648	145,551
Pegasystems, Inc.	1,750	124,652
Pluralsight, Inc., Class A(x)*	3,830	42,053
Progress Software Corp.	2,074	66,368
Proofpoint, Inc.*	25,304	2,595,937
PROS Holdings, Inc.*	1,760	54,613
PTC, Inc.*	4,832	295,767
Q2 Holdings, Inc.*	2,010	118,711
Qualys, Inc.*	1,550	134,834
Rapid7, Inc.(x)*	2,040	88,393
RealPage, Inc.*	3,690	195,312
RingCentral, Inc., Class A*	95,415	20,219,393
SailPoint Technologies Holding, Inc.*	3,940	59,967
salesforce.com, Inc.*	75,365	10,851,053
ServiceNow, Inc.*	20,468	5,865,719
Slack Technologies, Inc., Class A*	207,026	5,556,578
Smartsheet, Inc., Class A*	23,878	991,176
SolarWinds Corp.*	3,040	47,637
Splunk, Inc.*	67,314	8,497,046
SPS Commerce, Inc.*	1,590	73,951
SS&C Technologies Holdings, Inc.	10,190	446,526
SVMK, Inc.*	67,446	911,195
Synopsys, Inc.*	6,990	900,242
Tenable Holdings, Inc.*	1,960	42,846
Teradata Corp.*	5,225	107,060
TiVo Corp.	5,889	41,694
Trade Desk, Inc. (The), Class A*	1,890	364,770
Tyler Technologies, Inc.*	1,840	545,670
Varonis Systems, Inc.*	1,420	90,411
Verint Systems, Inc.*	3,059	131,537
VMware, Inc., Class A*	3,670	444,437
Workday, Inc., Class A*	39,525	5,146,946
Workiva, Inc.*	1,730	55,931
Yext, Inc.*	4,330	44,123
Zendesk, Inc.*	22,131	1,416,605
Zoom Video Communications, Inc., Class A(x)*	1,190	173,883
Zscaler, Inc.(x)*	179,965	10,952,670
Zuora, Inc., Class A*	3,220	25,921

		250,605,763

Technology Hardware, Storage & Peripherals (6.0%)
3D Systems Corp.(x)*	5,500	42,405
Apple, Inc.	180,178	45,817,464
Dell Technologies, Inc., Class C*	7,216	285,393
Hewlett Packard Enterprise Co.	60,202	584,562
HP, Inc.	68,947	1,196,920
NCR Corp.*	5,930	104,961
NetApp, Inc.	53,848	2,244,923
Pure Storage, Inc., Class A*	233,130	2,867,499
Samsung Electronics Co. Ltd.	236,707	9,199,407
Seagate Technology plc	10,755	524,844
Western Digital Corp.	56,278	2,342,290
Xerox Holdings Corp.	8,643	163,698

		65,374,366

Total Information Technology		622,269,581

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
Equinix, Inc. (REIT)	1,475	921,241

Total Real Estate		921,241

Total Common Stocks (77.0%) (Cost $476,929,728)		839,270,274

EXCHANGE TRADED FUNDS (ETF):
Equity (20.0%)
iShares Expanded Tech Sector ETF(x)	342,050	72,435,928
Technology Select Sector SPDR Fund	898,500	72,212,445
Vanguard Information Technology ETF(x)	345,000	73,105,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Total Exchange Traded Funds (20.0%) (Cost $55,971,223)		$217,753,873

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	10,070,710	10,071,717

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (5.0%)
Cantor Fitzgerald & Co., 0.02%, dated 3/31/20, due 4/1/20, repurchase price $5,000,003, collateralized by various U.S. Government Agency Securities, ranging from 1.005%-5.500%, maturing 6/25/21-2/20/70, U.S. Government Treasury Securities, 0.375%, maturing 3/31/22; total market value $5,100,000.(xx)	$5,000,000	5,000,000
Cantor Fitzgerald & Co., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $10,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.625%, maturing 4/23/20-2/15/30; total market value $10,200,010.(xx)	10,000,000	10,000,000
Citigroup Global Markets Ltd., 0.15%, dated 3/31/20, due 4/1/20, repurchase price $4,300,018, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 5/31/24; total market value $4,386,001.(xx)	4,300,000	4,300,000
Deutsche Bank Securities, Inc., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $12,221,238, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/35-2/15/43; total market value $12,465,661.(xx)	12,221,235	12,221,235
NBC Global Finance Ltd., 0.28%, dated 3/31/20, due 4/7/20, repurchase price $5,830,317, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.250%-2.625%, maturing 8/31/20-2/15/49; total market value $6,318,574.(xx)	5,830,000	5,830,000
Nomura Securities Co. Ltd., 0.01%, dated 3/31/20, due 4/1/20, repurchase price $5,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 5/15/23-2/15/50; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $7,000,136, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/2/20-2/15/50; total market value $7,140,000.(xx)	7,000,000	7,000,000
Societe Generale SA, 0.10%, dated 3/31/20, due 4/7/20, repurchase price $5,000,097, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 4/2/20-2/15/47; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		54,351,235

Total Short-Term Investments (5.9%) (Cost $64,418,752)		64,422,952

Total Investments in Securities (102.9%) (Cost $597,319,703)		1,121,447,099
Other Assets Less Liabilities (-2.9%)		(31,707,712)

Net Assets (100%)		$1,089,739,387

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2020.

(xx)

At March 31, 2020, the Portfolio had loaned securities with a total value of $64,207,523. This was collateralized by $13,358,508 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/9/20-2/15/49 and by cash of $54,351,235 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$106,460,432	$2,402,896	$—	$108,863,328
Consumer Discretionary	99,762,201	—	—	99,762,201
Health Care	4,322,849	—	—	4,322,849
Industrials	3,131,074	—	—	3,131,074
Information Technology	607,504,886	14,764,695	—	622,269,581
Real Estate	921,241	—	—	921,241
Exchange Traded Funds	217,753,873	—	—	217,753,873
Short-Term Investments
Investment Company	10,071,717	—	—	10,071,717
Repurchase Agreements	—	54,351,235	—	54,351,235

Total Assets	$1,049,928,273	$71,518,826	$—	$1,121,447,099

Total Liabilities	$—	$—	$—	$—

Total	$1,049,928,273	$71,518,826	$—	$1,121,447,099

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529,537,211
Aggregate gross unrealized depreciation	(17,580,896)

Net unrealized appreciation	$511,956,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$609,490,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2020, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on March 31, 2020 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
1290 VT GAMCO Mergers & Acquisitions	$6,167,234	3.8%
1290 VT GAMCO Small Company Value	36,382,181	1.6
1290 VT Natural Resources	6,158,960	49.8
1290 VT Real Estate	9,673,693	42.3
1290 VT Small Cap Value	8,115,344	3.8
1290 VT SmartBeta Equity	8,112,255	29.7
ATM International Managed Volatility	1,167,304,646	97.2
EQ/International Managed Volatility	1,609,467,848	94.3
EQ/AB Dynamic Growth	103,215,765	15.7
EQ/AB Dynamic Moderate Growth	457,657,639	23.3
EQ/American Century Mid Cap Value	17,823,003	7.2
EQ/Emerging Markets Equity PLUS	11,221,545	22.6
EQ/Fidelity Institutional AM® Large Cap	14,088,247	2.2
EQ/Franklin Balanced Managed Volatility	13,728,032	1.5
EQ/Franklin Small Cap Value Managed Volatility	2,054,241	0.8
EQ/Global Equity Managed Volatility	698,707,434	48.4
EQ/International Core Managed Volatility	849,793,618	77.3
EQ/International Equity Index	1,189,352,370	96.0
EQ/International Value Managed Volatility	672,807,693	94.2
EQ/Invesco Comstock	1,014,453	0.6
EQ/Invesco Global Real Estate	74,302,291	47.1
EQ/Invesco International Growth	101,218,412	70.7
EQ/Janus Enterprise	11,817,396	1.5
EQ/Large Cap Core Managed Volatility	9,778,937	0.5
EQ/Large Cap Growth Managed Volatility	24,753,160	0.6
EQ/Large Cap Value Managed Volatility	17,746,607	0.5
EQ/Lazard Emerging Markets Equity	211,524,841	75.8
EQ/MFS International Growth	809,579,443	79.4
EQ/MFS International Value	670,301,407	80.9
EQ/MFS Mid Cap Focused Growth	6,734,219	2.4
EQ/MFS Technology	6,019,829	2.6
EQ/MFS Utilities Series	42,397,692	25.9
EQ/Mid Cap Value Managed Volatility	4,292,605	0.4
EQ/Morgan Stanley Small Cap Growth	1,353,644	0.5
EQ/Oppenheimer Global	101,135,015	39.3
EQ/MFS Technology II	3,951,339	2.6
EQ/T. Rowe Price Growth Stock	30,267,757	2.1
EQ/T. Rowe Price Health Sciences	12,530,502	8.1
EQ/Templeton Global Equity Managed Volatility	249,834,514	54.2
EQ/Wellington Energy	1,812,736	4.8
Multimanager Mid Cap Growth	562,131	0.3
Multimanager Mid Cap Value	2,456,083	1.8
Multimanager Technology	17,167,591	1.5

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.